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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-3153

                        FRANK RUSSELL INVESTMENT COMPANY

               (Exact name of registrant as specified in charter)

                      909 A STREET, TACOMA WASHINGTON 98402
               (Address of principal executive offices) (Zip code)

                      GREGORY J. LYONS, ASSISTANT SECRETARY
                        FRANK RUSSELL INVESTMENT COMPANY
                                  909 A STREET
                            TACOMA, WASHINGTON 98402
                                  253-596-2406

--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  253-572-9500

Date of fiscal year end:   OCTOBER 31

Date of reporting period:  November 1, 2003 to October 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS

MONEY MARKET FUNDS
                                                FRANK RUSSELL INVESTMENT COMPANY





2004 Annual Report

CLASS A AND S SHARES

MONEY MARKET FUND



CLASS S SHARES

US GOVERNMENT MONEY MARKET FUND
TAX FREE MONEY MARKET FUND

OCTOBER 31, 2004



                                                                  (RUSSELL LOGO)

Frank Russell Investment Company

Frank Russell Investment Company is a "series mutual fund" with 30 different investment portfolios. These financial statements report on three Funds, each of which has distinct investment objectives and strategies.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

Frank Russell Company

Consultant to Frank Russell Investment Management Company.

                                  [BLANK PAGE]

                        Frank Russell Investment Company

                               Money Market Funds

                                 Annual Report

                                October 31, 2004

                               Table of Contents

                                                                            Page
Letter to Our Clients................................................         3

Money Market Fund....................................................         4

US Government Money Market Fund......................................         9

Tax Free Money Market Fund...........................................        12

Notes to Schedules of Investments....................................        21

Statement of Assets and Liabilities..................................        22

Statement of Operations..............................................        23

Statement of Changes in Net Assets...................................        24

Financial Highlights.................................................        26

Notes to Financial Statements........................................        28

Report of Independent Registered Public Accounting Firm..............        32

Tax Information......................................................        33

Shareholder Requests for Other Information...........................        34

Disclosure of Information about Fund Directors.......................        35

Manager, Money Managers and Service Providers........................        40

Frank Russell Investment Company - Money Market Funds

Copyright (c) Frank Russell Company 2004. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performance and, except for a money market fund, the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. An investment in a money market fund is neither insured nor guaranteed by the US government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Income from tax-free funds may be subject to an alternative minimum tax, or state and local taxes. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

                                  [Blank Page]

TO OUR CLIENTS



Thank you for selecting Russell to help provide for your financial security. As you read Frank Russell Investment Company's 2004 Annual Report, we ask that you take this opportunity to review the value Russell's investment approach provides.

Today, as well as tomorrow, our approach remains consistent. We continue to maintain our long-term focus, strategic diversification, active management, and goal-oriented planning.

In 2005, and beyond, our commitment to you remains the same. Our mutual funds offer the Russell approach to investors of all types. Our purpose is to be one of the reasons that you and your family view the future with confidence.

Thank you for your continued support and for choosing Russell, GLOBAL LEADERS IN MULTI-MANAGER(TM) INVESTING.

                                                        Letter to Our Clients  3

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUND

SHAREHOLDER EXPENSE EXAMPLE -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS ANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.

To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS A                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,007.00      $     1,023.74
Expenses Paid During
  Period*                     $         1.26      $         1.27

* Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,007.49      $     1,024.20
Expenses Paid During
  Period*                     $         0.81      $         0.81

* Expenses are equal to the Fund's annualized expense ratio of 0.16%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

 4  Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUND

SCHEDULE OF INVESTMENTS -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES - 28.7%
Associates Corp. of NA (E)                                          12,950       2.050          06/27/05            12,950
Bayerische Landesbank (NY) (E)                                      57,000       1.740          02/25/05            57,006
Bear Stearns Master Note (E)                                        78,500       1.150          12/01/10            78,500
Bear Stearns Master Note (E)                                        31,500       1.400          12/01/10            31,500
Bear Stearns Master Note (E)                                        25,000       1.650          12/01/10            25,000
Citigroup Inc (E)                                                   30,000       2.160          07/25/05            30,020
Federal National Mortgage Association Note (E)                      30,000       1.360          05/03/05            29,970
Goldman Sachs Group, Inc. (E)                                       15,000       1.970          06/15/05            14,994
Goldman Sachs Group Inc. (E)                                        50,000       2.100          07/29/05            50,000
Grantor Trust 1997-11, daily call or put (E)                         3,417       1.790          12/01/04             3,417
Heller Financial, Inc.                                              17,040       8.000          06/15/05            17,642
Household Finance Corp.                                              5,990       8.250          02/15/05             6,103
Household Finance Corp.                                             35,841       8.000          05/09/05            36,960
Household Finance Corp. (E)                                         10,400       2.188          06/17/05            10,422
Long Lane Master Trust IV (E)                                       25,000       2.220          12/30/04            25,000
Merrill Lynch & Co Inc.                                              5,500       4.540          03/08/05             5,558
New York Life Insurance Co. (E)                                     50,000       1.820          11/19/04            50,000
New York Life Insurance Co. (E)                                     25,000       1.790          05/18/05            25,000
Pacific Life Insurance Co. (E)                                      50,000       2.070          07/25/05            50,000
Principal Life Global Funding I (E)                                 14,700       1.968          12/17/04            14,702
Protective Life Insurance Co. (E)                                   50,000       1.900          05/23/05            50,000
Protective Life US Funding Trust (E)                                51,200       1.940          02/04/05            51,239
Tango Finance Corp. (E)                                             35,000       2.055          12/10/04            35,000
Tango Finance Corp. (E)                                             20,000       1.840          12/15/04            20,000
Tango Finance Corp. (E)                                             50,000       1.700          02/25/05            49,998
Tango Finance Corp.                                                 20,000       1.510          03/09/05            20,000
The Travelers Insurance Co. (E)                                     50,000       1.271          11/12/04            50,000
                                                                                                              ------------

TOTAL CORPORATE BONDS AND NOTES (amortized cost $850,981)                                                          850,981
                                                                                                              ------------

MUNICIPAL BONDS - 2.4%
Illinois Health Facilities Authority Revenue, weekly demand
   (E)(n)                                                           43,600       1.950          07/01/24            43,600
Illinois Health Facilities Authority Revenue, weekly demand
   (E)(n)                                                           27,300       1.950          01/01/28            27,300
                                                                                                              ------------

TOTAL MUNICIPAL BONDS (amortized cost $70,900)                                                                      70,900
                                                                                                              ------------

REGISTERED INVESTMENT COMPANY FUNDS - 0.0%
Merrill Lynch Premier Institutional Fund                            95,169                                              95
Reserve Primary Fund Class 8                                       226,422                                             226
                                                                                                              ------------

TOTAL REGISTERED INVESTMENT COMPANY FUNDS (cost $321)                                                                  321
                                                                                                              ------------

DOMESTIC COMMERCIAL PAPER - 52.7%
Allstate Corp.                                                      56,515       1.870          11/01/04            56,515
Atlantis One Funding Corp.                                          25,000       1.830          01/03/05            24,920
Bavaria Universal Funding Corp.                                     13,500       1.840          11/15/04            13,490
Bavaria Universal Funding Corp.                                     12,000       1.880          11/29/04            11,982
Bavaria Universal Funding Corp.                                     10,000       2.020          01/03/05             9,965
Bavaria Universal Funding Corp.                                     25,737       2.030          01/05/05            25,643
Bavaria Universal Funding Corp.                                     19,000       2.045          01/12/05            18,922
Bavaria Universal Funding Corp.                                     15,000       2.070          01/12/05            14,938

                                                            Money Market Fund  5

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Bills Securitization Ltd.                                           50,000       1.910          01/18/05            49,792
BTM Capital Corp.                                                   50,000       1.830          11/02/04            49,997
BTM Capital Corp.                                                   10,000       1.830          11/03/04             9,999
BTM Capital Corp.                                                   10,000       1.840          11/03/04             9,999
BTM Capital Corp.                                                   25,000       1.870          11/05/04            24,995
Co-Op Association of Tractor Dealers - Series A                      7,100       1.320          11/01/04             7,100
Co-Op Association of Tractor Dealers - Series A                      1,000       1.500          11/02/04             1,000
Co-Op Association of Tractor Dealers - Series A                     11,300       1.500          11/10/04            11,296
Co-Op Association of Tractor Dealers - Series A                      5,000       1.720          11/10/04             4,998
Co-Op Association of Tractor Dealers - Series A                      4,932       1.880          11/17/04             4,928
Co-Op Association of Tractor Dealers - Series A                      5,000       1.920          11/22/04             4,994
Co-Op Association of Tractor Dealers - Series A                      7,000       1.920          11/24/04             6,991
Co-Op Association of Tractor Dealers - Series A                      4,100       1.940          01/05/05             4,086
Co-Op Association of Tractor Dealers - Series A                      9,200       1.850          01/12/05             9,166
Co-Op Association of Tractor Dealers - Series B                      5,000       1.320          11/01/04             5,000
Co-Op Association of Tractor Dealers - Series B                      5,000       1.800          11/03/04             5,000
Co-Op Association of Tractor Dealers - Series B                     10,100       1.500          11/10/04            10,096
Co-Op Association of Tractor Dealers - Series B                      1,800       1.750          11/30/04             1,797
Co-Op Association of Tractor Dealers - Series B                      2,216       1.770          12/01/04             2,213
Co-Op Association of Tractor Dealers - Series B                      1,000       2.000          01/21/05               996
Co-Op Association of Tractor Dealers - Series B                      2,000       2.000          01/28/05             1,990
Co-Op Association of Tractor Dealers - Series B                      2,000       2.000          01/28/05             1,990
Co-Op Association of Tractor Dealers - Series B                      9,787       2.000          01/31/05             9,738
Co-Op Association of Tractor Dealers - Series B                      1,600       2.000          02/09/05             1,591
Co-Op Association of Tractor Dealers - Series B                      1,000       2.000          02/11/05               994
Co-Op Association of Tractor Dealers - Series B                      1,000       2.000          02/14/05               994
Eiffel Funding LLC                                                  50,000       2.090          01/03/05            49,817
Eiffel Funding LLC                                                  50,000       2.100          01/25/05            49,752
Eiffel Funding LLC                                                  10,500       2.120          01/25/05            10,447
Fairway Finance                                                     15,985       1.800          11/04/04            15,983
Fairway Finance                                                     22,101       1.910          11/15/04            22,085
Fairway Finance                                                     11,000       1.880          11/16/04            10,991
Fairway Finance                                                     11,236       1.870          11/18/04            11,226
Galleon Capital Corp.                                               19,019       1.810          11/04/04            19,016
Galleon Capital Corp.                                               53,386       1.850          11/12/04            53,356
General Electric Capital Services Inc.                              40,000       1.390          12/13/04            39,935
General Electric Capital Services Inc.                              15,000       2.040          02/01/05            14,922
Giro Balanced Funding Corp.                                         18,955       1.820          11/04/04            18,952
Giro Balanced Funding Corp.                                          8,472       1.900          11/15/04             8,466
Giro Balanced Funding Corp.                                         50,000       1.900          11/16/04            49,960
Gotham Funding Corp.                                                90,000       1.870          11/15/04            89,935
Gotham Funding Corp.                                                53,123       1.890          11/17/04            53,078
High Peak Funding LLC                                              100,000       1.860          11/15/04            99,928
Household Finance Corp.                                             10,000       1.820          11/15/04             9,993
Ivory Funding Corp.                                                 12,714       2.060          01/18/05            12,657
KZH-KMS Corp.                                                       38,153       1.800          11/08/04            38,140
Lockhart Funding LLC                                                21,733       1.870          11/01/04            21,733
Lockhart Funding LLC                                                63,000       1.850          11/15/04            62,955
Lockhart Funding LLC                                                45,000       2.000          01/03/05            44,843
Lockhart Funding LLC                                                33,000       2.020          01/03/05            32,883
Long Lane Master Trust IV                                           44,767       1.800          11/03/04            44,763

 6  Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Long Lane Master Trust IV                                           15,083       1.820          11/15/04            15,072
Louis Dreyfus Corp. (Barc)                                          20,000       1.810          11/01/04            20,000
Louis Dreyfus Corp. (Barc)                                          31,000       1.870          11/01/04            31,000
Morgan Stanley                                                      50,000       1.820          11/09/04            49,980
Park Avenue Receivables Corp.                                       35,000       1.900          11/22/04            34,961
Tango Finance Corp.                                                 15,000       1.950          01/19/05            14,936
Three Pillars Funding Corp.                                         25,271       1.800          11/01/04            25,271
Three Pillars Funding Corp.                                         15,237       1.920          11/15/04            15,227
Westpac Capital Corp.                                               50,000       1.820          11/05/04            49,990
                                                                                                              ------------

TOTAL DOMESTIC COMMERCIAL PAPER (amortized cost $1,560,368)                                                      1,560,368
                                                                                                              ------------

UNITED STATES GOVERNMENT AGENCIES - 2.2%
AID to INH Portugal Guaranteed Note, weekly demand (LIBOR
   Floater) (E)                                                      8,438       2.440          12/01/17             8,536
Federal Home Loan Bank Note                                         25,000       1.500          03/08/05            25,000
Federal Home Loan Bank Note                                          6,095       1.560          05/13/05             6,092
Federal National Mortgage Association Note                           9,500       1.500          02/15/05             9,500
Federal National Mortgage Association Note                          15,000       1.750          05/23/05            15,000
                                                                                                              ------------

TOTAL UNITED STATES GOVERNMENT AGENCIES (amortized cost
$64,128)                                                                                                            64,128
                                                                                                              ------------

YANKEE CERTIFICATE OF DEPOSIT - 8.9%
Canadian Imperial Bank                                              50,000       1.370          02/04/05            50,000
Credit Suisse First Boston Inc.                                     40,000       1.800          11/08/04            40,000
Deutsche Bank AG                                                    70,000       1.180          12/16/04            70,000
Deutsche Bank AG (NY)                                               25,000       2.110          06/14/05            25,000
Royal Bank of Canada (Cayman)                                       54,752       1.780          11/01/04            54,752
Royal Bank of Scotland PLC                                          25,000       1.490          05/04/05            24,941
                                                                                                              ------------

TOTAL YANKEE CERTIFICATE OF DEPOSIT (amortized cost
$264,693)                                                                                                          264,693
                                                                                                              ------------

TOTAL INVESTMENTS - 94.9% (cost $2,811,391)                                                                      2,811,391
                                                                                                              ------------

REPURCHASE AGREEMENTS - 5.1%
Agreement with ABN AMRO Bank and The Bank of New York
   (Tri-party) of $150,000 dated October 29, 2004 at 1.870%
   to be repurchased at $150,023 on November 1, 2004
   collateralized by: $211,660 par various U.S. Government
   Agency Notes and GNMA Securities, valued at $154,874                                                            150,000
                                                                                                              ------------

TOTAL REPURCHASE AGREEMENTS (identified cost $150,000)                                                             150,000
                                                                                                              ------------

TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS - 100.0%
(cost $2,961,391) (+)                                                                                            2,961,391

OTHER ASSETS AND LIABILITIES, NET - 0.0%                                                                             1,290
                                                                                                              ------------

NET ASSETS - 100.0%                                                                                              2,962,681
                                                                                                              ============

  See accompanying notes which are an integral part of the financial statements.

                                                            Money Market Fund  7

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands

                                                       % OF
                                                        NET
PORTFOLIO SUMMARY (UNAUDITED)                         ASSETS
-----------------------------------------------------------------
Corporate Bonds & Notes                                      28.7
Municipal Bonds                                               2.4
Registered Investment Company Funds                            --*
Domestic Commercial Paper                                    52.7
United States Government Agencies                             2.2
Yankee Certificate of Deposit                                 8.9
Repurchase Agreements                                         5.1
                                                  ---------------
Total Investments and Repurchase Agreements                 100.0
Other Assets and Liabilities, Net                              --
                                                  ---------------

Net Assets                                                  100.0
                                                  ===============

*  Less than .05%.

See accompanying notes which are an integral part of the financial statements.

 8  Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
US GOVERNMENT MONEY MARKET FUND

SHAREHOLDER EXPENSE EXAMPLE -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS ANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,005.39      $     1,022.64
Expenses Paid During
Period*                       $         2.37      $         2.39

* Expenses are equal to the Fund's annualized expense ratio of 0.47%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                              US Government Money Market Fund  9

FRANK RUSSELL INVESTMENT COMPANY
US GOVERNMENT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
UNITED STATES GOVERNMENT AGENCIES - 68.4%
Aid to Sri Lanka Guaranteed Note (LIBOR Floater) (E)             2,000           2.440          06/15/12             2,011
Federal Farm Credit Bank Note                                    8,805           5.800          11/12/04             8,814
Federal Farm Credit Bank Note                                    1,000           1.250          01/24/05               998
Federal Home Loan Bank                                           3,000           1.400          02/25/05             3,000
Federal Home Loan Bank                                           1,000           1.470          02/28/05             1,000
Federal Home Loan Bank                                           4,000           1.500          03/01/05             4,000
Federal Home Loan Bank                                           2,000           1.450          03/11/05             1,998
Federal Home Loan Bank (E)                                         100           1.758          12/15/04               100
Federal Home Loan Mortgage Corp.                                 5,000           3.250          11/15/04             5,003
Federal National Mortgage Association Note (E)                   2,000           1.790          12/15/04             2,000
Federal National Mortgage Association Note (E)                   1,450           1.500          02/15/05             1,450
Federal National Mortgage Association Note (E)                   5,000           1.860          03/23/05             5,000
Student Loan Marketing Association Note (E)                      2,000           1.890          11/18/04             2,000
                                                                                                              ------------

TOTAL INVESTMENTS - 68.4% (amortized cost $37,374)                                                                  37,374
                                                                                                              ------------

REPURCHASE AGREEMENTS - 31.2%
Agreement with ABN AMRO Bank and The Bank of New York
   (Tri-party) of $17,052 dated October 29, 2004 at 1.870%
   to be repurchased at $17,055 on November 1, 2004,
   collateralized by: $50,655 par various U.S. Government
   Agency Notes, valued at $17,905

TOTAL REPURCHASE AGREEMENTS (identified cost $17,052)                                                               17,052
                                                                                                              ------------

TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS - 99.6% (cost
$54,426) (+)                                                                                                        54,426

OTHER ASSETS AND LIABILITIES, NET - 0.4%                                                                               197
                                                                                                              ------------

NET ASSETS - 100.0%                                                                                                 54,623
                                                                                                              ============

See accompanying notes which are an integral part of the financial statements.

 10  US Government Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
US GOVERNMENT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands

                                                       % OF
                                                        NET
PORTFOLIO SUMMARY (UNAUDITED)                         ASSETS
-----------------------------------------------------------------
United States Government Agencies                            68.4
Repurchase Agreements                                        31.2
                                                  ---------------
Total Investments and Repurchase Agreements                  99.6
Other Assets and Liabilities, Net                             0.4
                                                  ---------------

Net Assets                                                  100.0
                                                  ===============

  See accompanying notes which are an integral part of the financial statements.

                                             US Government Money Market Fund  11

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SHAREHOLDER EXPENSE EXAMPLE -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS ANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,005.24      $     1,023.14
Expenses Paid During
Period*                       $         1.86      $         1.88

* Expenses are equal to the Fund's annualized expense ratio of 0.37%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 12  Tax Free Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS - 98.8%

Alabama - 1.2%
Lauderdale County Public Park Recreation Board Revenue
  Bonds, weekly demand (E)                                         600           1.770          12/01/20               600
Spring Hill College Educational Building Authority Revenue
  Bonds, weekly demand (E)                                       1,000           1.800          09/01/24             1,000
                                                                                                              ------------
                                                                                                                     1,600
                                                                                                              ------------

Arizona - 1.7%
Maricopa County Industrial Development Authority Revenue
  Bonds, weekly demand (E)                                       2,210           1.770          04/15/30             2,210
Salt River Project Agricultural Improvement & Power District
  Revenue Bonds                                                    100           5.000          01/01/05               101
                                                                                                              ------------
                                                                                                                     2,311
                                                                                                              ------------

California - 1.8%
Carlsbad Unified School District Certificate of
  Participation, weekly demand (E)                                 500           1.740          09/01/24               500
CSUCI Financing Authority Revenue Bonds, annual demand (E)         500           1.600          08/01/31               500
GAF Tax Exempt Bond Grantor Trust, monthly demand (E)            1,000           2.150          10/01/12             1,000
Los Angeles County Housing Authority Revenue Bonds, weekly
  demand (E)                                                       400           1.770          06/01/10               400
Rohnert Park California Revenue Bonds, weekly demand (E)           115           1.760          06/15/25               115
                                                                                                              ------------
                                                                                                                     2,515
                                                                                                              ------------

Colorado - 6.0%
Arapahoe County Water & Wastewater Authority Revenue Bonds,
  annual demand (E)                                              2,000           1.790          12/01/33             2,000
City of Thornton Colorado Revenue Bonds, weekly demand (E)         215           1.790          04/01/10               215
Colorado Health Facilities Authority Revenue Bonds, weekly
  demand (E)                                                       500           1.910          10/01/30               500
Denver City & County Colorado Revenue Bonds, weekly demand
  (E)                                                            3,700           1.750          12/01/29             3,700
SBC Metropolitan District General Obligation, Ltd., weekly
  demand (E)                                                     2,000           1.860          12/01/17             2,000
                                                                                                              ------------
                                                                                                                     8,415
                                                                                                              ------------

Delaware - 0.5%
Delaware State Economic Development Authority Revenue Bonds,
  weekly demand (E)                                                300           1.780          05/01/15               300
Delaware State Economic Development Authority Revenue Bonds,
  weekly demand (E)                                                450           1.850          12/01/15               450
                                                                                                              ------------
                                                                                                                       750
                                                                                                              ------------

District of Columbia - 0.5%
District of Columbia Revenue Bonds, weekly demand (E)              700           1.870          12/01/23               700
                                                                                                              ------------
Florida - 2.2%
Collier County Educational Facilities Authority Revenue
  Bonds, weekly demand (E)                                       2,000           1.760          04/01/28             2,000
Florida Housing Finance Corp. Revenue Bonds, weekly demand
  (E)                                                              800           1.770          07/01/31               800
Fort Pierce Florida Revenue Bonds, weekly demand (E)               300           1.770          10/01/17               300
                                                                                                              ------------
                                                                                                                     3,100
                                                                                                              ------------

                                                  Tax Free Money Market Fund  13

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Georgia - 4.7%
Dalton Georgia Revenue Bonds, weekly demand (E)                  1,085           1.840          01/01/12             1,085
De Kalb County Housing Authority Revenue Bonds, weekly
  demand (E)                                                       750           1.810          12/01/07               750
Fulton County Housing Authority Revenue Bonds, weekly demand
  (E)                                                            1,000           1.770          06/01/23             1,000
Gwinnett County Development Authority Revenue Bonds, weekly
  demand (E)                                                        65           1.770          03/01/17                65
Gwinnett County Development Authority Revenue Bonds, weekly
  demand (E)                                                       700           1.770          03/01/21               700
Marietta Housing Authority Revenue Bonds, weekly demand (E)      1,050           1.780          02/01/26             1,050
Thomasville Hospital Authority Revenue Bonds, weekly demand
  (E)                                                            2,000           1.770          11/01/23             2,000
                                                                                                              ------------
                                                                                                                     6,650
                                                                                                              ------------
Illinois - 12.9%
Belleville Illinois Revenue Bonds, weekly demand (E)               500           1.800          12/01/08               500
City of Chicago Illinois General Obligation Unlimited              160           4.000          01/01/05               161
Illinois Educational Facilities Authority Revenue Bonds,
  semi-annual demand                                               450           8.750          07/01/05               471
Illinois Educational Facilities Authority Revenue Bonds,
  weekly demand (E)                                                100           1.770          11/01/25               100
Illinois Educational Facilities Authority Revenue Bonds,
  weekly demand (E)                                              1,465           1.810          07/01/29             1,465
Illinois Educational Facilities Authority Revenue Bonds,
  weekly demand (E)                                              1,000           1.770          08/01/30             1,000
Illinois Educational Facilities Authority Revenue Bonds,
  weekly demand (E)                                              1,450           1.770          11/01/32             1,450
Illinois Educational Facilities Authority Revenue Bonds,
  weekly demand (E)                                                400           1.770          03/01/34               400
Illinois Finance Authority Revenue Bonds, weekly demand (E)      4,300           1.770          10/10/11             4,301
Illinois Finance Authority Revenue Bonds, weekly demand (E)        800           1.870          04/01/21               800
Illinois Finance Authority Revenue Bonds, weekly demand (E)        700           1.870          08/01/26               700
Illinois Finance Authority Revenue Bonds, weekly demand (E)      3,975           1.800          07/01/33             3,975
Oakbrook Terrace Illinois Revenue Bonds, weekly demand (E)       2,100           1.750          12/01/25             2,100
Troy Grove Illinois Revenue Bonds, weekly demand (E)               750           2.810          05/01/10               750
                                                                                                              ------------
                                                                                                                    18,173
                                                                                                              ------------
Indiana - 9.8%
Goshen Community Schools Building Corp. One Notes                1,100           1.800          12/31/04             1,100
Goshen Community Schools General Obligation Unlimited Notes      3,430           2.000          12/31/04             3,431
Goshen Community Schools Notes                                   1,500           1.900          12/31/04             1,501
Indiana Bond Bank Revenue Notes                                  1,500           2.000          01/25/05             1,503
Indiana Health Facility Financing Authority Revenue Bonds,
  weekly demand (E)                                              1,500           1.780          01/01/20             1,500
Mishawaka Indiana General Obligation Unlimited Notes             2,883           1.480          12/31/04             2,883
Spencer-Owen Community Schools Warrants                          1,500           2.000          12/31/04             1,502
Tippecanoe School Corp. General Obligation Unlimited               400           2.000          07/01/05               402
                                                                                                              ------------
                                                                                                                    13,822
                                                                                                              ------------
Iowa - 1.6%
Iowa Finance Authority Revenue Bonds, weekly demand (E)            400           1.790          07/01/31               400
Iowa Finance Authority Revenue Bonds, weekly demand (E)            400           1.790          11/01/32               400
Iowa Higher Education Loan Authority Revenue Bonds, weekly
  demand (E)                                                       100           1.790          10/01/24               100
Iowa Higher Education Loan Authority Revenue Bonds, weekly
  demand (E)                                                       200           1.790          03/01/30               200
Iowa Higher Education Loan Authority Revenue Bonds, weekly
  demand (E)                                                       700           1.740          11/01/30               700
Iowa Higher Education Loan Authority Revenue Bonds, weekly
  demand (E)                                                       450           1.790          10/01/33               450
                                                                                                              ------------
                                                                                                                     2,250
                                                                                                              ------------

 14  Tax Free Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Kansas - 1.0%
Kansas Development Finance Authority Revenue Bonds, weekly
  demand (E)                                                       200           1.740          11/15/28               200
Prairie Village Kansas Revenue Bonds, weekly demand (E)          1,150           1.770          11/01/30             1,150
                                                                                                              ------------
                                                                                                                     1,350
                                                                                                              ------------

Kentucky - 4.8%
County of Jefferson Kentucky Revenue Bonds, weekly demand
  (E)                                                            1,700           1.780          10/01/19             1,700
Kentucky Asset Liability Commission Revenue Notes                2,500           3.000          06/29/05             2,523
Kentucky Association of Counties Certificate of
  Participation                                                  2,500           3.000          06/30/05             2,521
                                                                                                              ------------
                                                                                                                     6,744
                                                                                                              ------------

Louisiana - 1.2%
Louisiana Public Facilities Authority Revenue Notes              1,690           3.000          10/20/05             1,710
                                                                                                              ------------

Maryland - 0.9%
County of Montgomery Maryland, monthly demand (E)                  690           1.550          04/01/14               690
Maryland State Economic Development Corp. Revenue Bonds,
  weekly demand (E)                                                585           1.770          09/01/24               585
                                                                                                              ------------
                                                                                                                     1,275
                                                                                                              ------------

Massachusetts - 1.8%
Chicopee Massachusetts General Obligation Unlimited Notes        1,000           2.000          11/19/04             1,000
Hull Massachusetts General Obligation, Ltd. Notes                1,500           3.000          07/14/05             1,514
                                                                                                              ------------
                                                                                                                     2,514
                                                                                                              ------------

Michigan - 4.7%
Lansing Economic Development Corp. Revenue Bonds,
  semi-annual demand (E)                                         1,530           1.900          05/01/15             1,530
Leelanau County Economic Development Corp., semi-annual
  demand (E)                                                       265           1.650          06/15/06               265
Michigan State Housing Development Authority Revenue Bonds,
  weekly demand (E)                                              1,000           1.770          08/15/32             1,000
Michigan State Job Development Authority Revenue Bonds,
  monthly demand (E)                                             1,900           1.660          11/01/14             1,900
Michigan Strategic Fund Revenue Bonds, semi-annual demand
  (E)                                                               90           1.750          10/15/05                90
Northern Michigan University Revenue Bonds, weekly demand
  (E)                                                              100           1.740          06/01/31               100
Northville Township Economic Development Corp. Revenue
  Bonds, weekly demand (E)                                         500           1.750          05/01/14               500
Oakland County Economic Development Corp. Revenue Bonds,
  semi-annual demand (E)                                           725           1.750          08/01/15               725
Sterling Heights Economic Development Corp. Revenue Bonds,
  weekly demand (E)                                                550           1.800          12/01/10               550
                                                                                                              ------------
                                                                                                                     6,660
                                                                                                              ------------

Minnesota - 3.2%
Arden Hills Minnesota Revenue Bonds, weekly demand (E)             496           1.790          09/01/29               496
City of Austin Minnesota Revenue Bonds, weekly demand (E)        1,400           1.880          12/01/13             1,400
City of Minneapolis Minnesota Revenue Bonds, weekly demand
  (E)                                                              500           1.840          05/01/26               500
Cohasset Minnesota Revenue Bonds, weekly demand (E)                800           1.740          06/01/20               800

                                                  Tax Free Money Market Fund  15

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Minnesota Higher Education Facilities Authority Revenue
  Bonds, weekly demand (E)                                         100           1.740          10/01/32               100
St. Paul Housing & Redevelopment Authority Revenue Bonds,
  weekly demand (E)                                              1,230           1.920          08/01/25             1,230
                                                                                                              ------------
                                                                                                                     4,526
                                                                                                              ------------

Missouri - 3.9%
City of Kirkwood Missouri Revenue Bonds, weekly demand (E)       1,010           1.790          10/01/17             1,010
Clayton Industrial Development Authority Revenue Bonds,
  weekly demand (E)                                              1,000           1.900          01/01/09             1,000
Kansas City Industrial Development Authority Revenue Bonds,
  weekly demand (E)                                                200           1.740          04/01/27               200
Missouri Development Finance Board Revenue Bonds, weekly
  demand (E)                                                       500           1.790          12/01/20               500
Missouri State Health & Educational Facilities Authority
  Revenue Bonds, weekly demand (E)                                 450           1.740          06/01/26               450
St. Charles County Industrial Development Authority Revenue
  Bonds, weekly demand (E)                                       2,300           1.830          12/01/27             2,300
                                                                                                              ------------
                                                                                                                     5,460
                                                                                                              ------------

Multi-State and Other - 0.7%
Greystone Municipal Lease Certificate Trust Certificate of
  Participation, weekly demand (E)(a)                              250           1.930          07/01/05               250
Greystone Revenue Bond Certificate Trust Series 1998-1 Class
  SR (e)                                                           700           1.910          05/01/28               700
                                                                                                              ------------
                                                                                                                       950
                                                                                                              ------------

New York - 1.1%
Albany Industrial Development Agency Revenue Bonds, weekly
  demand (E)                                                       480           1.850          07/01/32               480
Marlboro Central School District General Obligation
  Unlimited Notes                                                1,000           2.375          12/21/04             1,001
New York City Municipal Water Finance Authority Revenue
  Bonds, weekly demand (E)                                         100           1.740          06/15/33               100
                                                                                                              ------------
                                                                                                                     1,581
                                                                                                              ------------

North Carolina - 1.3%
Mcdowell County Industrial Facilities & Pollution Control
  Financing Authority Revenue Bonds, weekly demand (E)           1,870           1.900          05/01/22             1,870
                                                                                                              ------------

Ohio - 7.3%
American Municipal Power-Ohio, Inc. Revenue Notes                  620           1.250          12/02/04               620
American Municipal Power-Ohio, Inc. Revenue Notes                  565           1.300          12/09/04               565
American Municipal Power-Ohio, Inc. Revenue Notes                2,200           1.150          03/17/05             2,200
Clermont County Ohio Revenue Bonds, semi-annual demand (E)         900           1.350          05/01/12               900
New Albany Community Authority Revenue Bonds, weekly demand
  (E)                                                            1,250           1.770          02/01/25             1,250
Scioto County Ohio Revenue Bonds, weekly demand (E)                535           1.550          12/01/15               535
Stark County Ohio Revenue Bonds, semi-annual demand (E)          1,465           1.550          09/01/15             1,465
Stark County Ohio Revenue Bonds, weekly demand (E)               1,685           1.550          09/15/16             1,685
Wapakonetka Ohio General Obligation, Ltd. Notes                  1,100           2.200          06/16/05             1,102
                                                                                                              ------------
                                                                                                                    10,322
                                                                                                              ------------

 16  Tax Free Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Oklahoma - 0.7%
Tulsa County Industrial Authority Revenue Bonds, annual
  demand (E)                                                     1,000           1.400          05/15/17             1,000
                                                                                                              ------------

Pennsylvania - 1.9%
Berks County Industrial Development Authority, weekly demand
  (E)                                                              350           1.800          12/01/04               350
City of Philadelphia Pennsylvania Revenue Bonds, weekly
  demand (E)                                                       100           1.750          06/15/23               100
Hazleton Area Industrial Development Authority Revenue
  Bonds, weekly demand (E)                                         570           1.800          10/01/24               570
Sayre Health Care Facilities Authority Revenue Bonds, weekly
  demand (E)                                                     1,100           1.780          12/01/20             1,100
Sayre Health Care Facilities Authority Revenue Bonds, weekly
  demand (E)                                                       600           1.780          12/01/20               600
                                                                                                              ------------
                                                                                                                     2,720
                                                                                                              ------------

Tennessee - 3.5%
Franklin County Health & Educational Facilities Board
  Revenue Bonds, semi-annual demand (E)                          1,375           1.700          09/01/10             1,375
Knox County Health Educational & Housing Facilities Board
  Revenue Bonds, weekly demand (E)                                 320           1.770          03/01/19               320
Knox County Industrial Development Board Revenue Bonds,
  weekly demand (E)                                              2,100           2.050          12/01/14             2,100
Wilson County Industrial Development Board                       1,100           1.810          07/01/26             1,100
                                                                                                              ------------
                                                                                                                     4,895
                                                                                                              ------------

Texas - 7.0%
City of Houston Texas Revenue Bonds, weekly demand (E)           1,000           1.840          05/15/26             1,000
City of Houston Texas Revenue Bonds, weekly demand (E)           2,000           1.840          05/15/27             2,000
Cypress-Fairbanks Independent School District General
  Obligation Unlimited, weekly demand (E)                        2,000           1.840          02/15/27             2,000
Garland Health Facilities Development Corp. Revenue Bonds,
  weekly demand (E)                                                400           1.770          11/15/32               400
Gulf Coast Waste Disposal Authority Revenue Bonds, weekly
  demand (E)                                                       490           1.800          12/01/08               490
State of Texas Notes                                             2,000           3.000          08/31/05             2,023
Tarrant County Housing Finance Corp. Revenue Bonds, weekly
  demand (E)                                                     1,900           1.780          02/15/27             1,900
                                                                                                              ------------
                                                                                                                     9,813
                                                                                                              ------------

Vermont - 3.6%
Vermont Educational & Health Buildings Financing Agency
  Revenue Bonds, weekly demand (E)                               1,345           1.870          06/01/22             1,345
Vermont Educational & Health Buildings Financing Agency
  Revenue Bonds, weekly demand (E)                               1,860           1.780          10/01/25             1,860
Vermont Educational & Health Buildings Financing Agency
  Revenue Bonds, weekly demand (E)                               1,200           1.780          12/01/25             1,200
Vermont Educational & Health Buildings Financing Agency
  Revenue Bonds, weekly demand (E)                                 695           1.870          06/01/27               695
                                                                                                              ------------
                                                                                                                     5,100
                                                                                                              ------------

                                                  Tax Free Money Market Fund  17

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Washington - 1.0%
Washington State Housing Finance Commission Revenue Bonds,
  weekly demand (E)                                                 95           1.750          07/01/11                95
Washington State Housing Finance Commission Revenue Bonds,
  weekly demand (E)                                                180           1.820          08/01/19               180
Washington State Housing Finance Commission Revenue Bonds,
  weekly demand (E)                                              1,155           1.840          08/01/24             1,155
                                                                                                              ------------
                                                                                                                     1,430
                                                                                                              ------------

West Virginia - 0.7%
Marshall County West Virginia Revenue Bonds, weekly demand
  (E)                                                            1,000           1.920          03/01/26             1,000
                                                                                                              ------------

Wisconsin - 5.6%
City of Milwaukee Wisconsin Revenue Bonds, weekly demand (E)       650           1.770          06/01/29               650
Delavan Darien School District Revenue Notes                     1,000           3.000          08/26/05             1,011
Milwaukee Redevelopment Authority Revenue Bonds, weekly
  demand (E)                                                       600           1.840          07/01/21               600
Sturgeon Bay School District Revenue Notes                       1,000           2.090          10/26/05             1,000
Wisconsin State Health & Educational Facilities Authority
  Revenue Bonds, weekly demand (E)                                 800           1.740          12/01/15               800
Wisconsin State Health & Educational Facilities Authority
  Revenue Bonds, weekly demand (E)                                 100           1.790          11/01/17               100
Wisconsin State Health & Educational Facilities Authority
  Revenue Bonds, weekly demand (E)                               1,855           1.820          06/01/19             1,855
Wisconsin State Health & Educational Facilities Authority
  Revenue Bonds, weekly demand (E)                                 500           1.740          12/01/29               500
Wisconsin State Health & Educational Facilities Authority
  Revenue Bonds, weekly demand (E)                               1,340           1.800          08/15/30             1,340
                                                                                                              ------------
                                                                                                                     7,856
                                                                                                              ------------

TOTAL SHORT-TERM TAX-EXEMPT OBLIGATIONS (cost $139,062)                                                            139,062
                                                                                                              ------------

TOTAL INVESTMENTS - 98.8% (identified cost $139,062)(+)                                                            139,062

OTHER ASSETS AND LIABILITIES, NET - 1.2%                                                                             1,710
                                                                                                              ------------

NET ASSETS - 100.0%                                                                                                140,772
                                                                                                              ============

See accompanying notes which are an integral part of the financial statements.

 18  Tax Free Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands

(UNAUDITED)
----------------------------------------------------------------------------
QUALITY RATINGS AS A % OF VALUE
P-1/A-1; MIG1/SP-1/F1 or equivalent                                 100%
                                                                    ===

ECONOMIC SECTOR EMPHASIS AS A % OF VALUE
Non-Profit                                                           18%
Multi-Family Housing Bond                                            15
Cashflow Note                                                        13
Corporate                                                            10
Hospital                                                              9
Bond Anticipation Note                                                7
Education (colleges and universities)                                 7
Nursing Home                                                          5
Water and Sewer                                                       4
General Obligation                                                    3
School District                                                       3
Special Tax                                                           2
Asset Backed                                                          1
Electric                                                              1
Escrow to Maturity                                                    1
Investor Owned Utility                                                1
Miscellaneous Revenue                                                --
                                                                    ---
                                                                    100%
                                                                    ===

  See accompanying notes which are an integral part of the financial statements.

                                                  Tax Free Money Market Fund  19

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands

                                                       % OF
                                                        NET
PORTFOLIO SUMMARY (UNAUDITED)                         ASSETS
-----------------------------------------------------------------
Alabama                                                       1.2
Arizona                                                       1.7
California                                                    1.8
Colorado                                                      6.0
Delaware                                                      0.5
District of Columbia                                          0.5
Florida                                                       2.2
Georgia                                                       4.7
Illinois                                                     12.9
Indiana                                                       9.8
Iowa                                                          1.6
Kansas                                                        1.0
Kentucky                                                      4.8
Louisiana                                                     1.2
Maryland                                                      0.9
Massachusetts                                                 1.8
Michigan                                                      4.7
Minnesota                                                     3.2
Missouri                                                      3.9
Multi-State and Other                                         0.7
New York                                                      1.1
North Carolina                                                1.3
Ohio                                                          7.3
Oklahoma                                                      0.7
Pennsylvania                                                  1.9
Tennessee                                                     3.5
Texas                                                         7.0
Vermont                                                       3.6
Washington                                                    1.0
West Virginia                                                 0.7
Wisconsin                                                     5.6
                                                  ---------------
Total Investments                                            98.8
Other Assets and Liabilities, Net                             1.2
                                                  ---------------

Net Assets                                                  100.0
                                                  ===============

See accompanying notes which are an integral part of the financial statements.

 20  Tax Free Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO SCHEDULES OF INVESTMENTS -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

FOOTNOTES:

(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end. Variable Rate.
(u)   Bond is insured by a guarantor.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(+) The identified cost for Federal income tax purpose is the same as shown above.
(n)   Taxable security.
(a) Multi-State bond issue including Alabama, California, Colorado, Connecticut, Florida, Georgia, Illinois, Indiana, Kansas, Kentucky, Massachusetts, New Hampshire, New Jersey, New York, Ohio, Oklahoma, Pennsylvania, South Carolina, Texas, and Virginia.
(e) Multi-State bond issue including Arkansas, Florida, Georgia, Kansas, Kentucky, Tennessee, and Virginia.
(u)   Multi-State bond issue including Michigan, Ohio, and Pennsylvania.
# All securities with a maturity date greater than thirteen months have a demand feature or an optional or mandatory put, or are pre-refunded, resulting in an effective maturity of thirteen months or less. Additionally, all daily and weekly demand securities are backed by direct payment of letters of credit.

ABBREVIATIONS:

LIBOR - London Interbank Offered Rate

A-1 - A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's for commercial paper obligations. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus (+) sign. This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

F-1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; (may have an added "+" to denote any exceptionally strong credit feature.)

MIG1 - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the markets for refinancing.

P-1 - The highest tax-exempt rating given by Moody's Investor Services to commercial paper with a "superior capacity for repayment."

SP-1 - The highest short-term municipal note credit rating given by Standard & Poor's Corporation to notes with a "very strong or strong capacity to pay principal and interest."

                                           Notes to Schedules of Investments  21

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

STATEMENT OF ASSETS AND LIABILITIES -- OCTOBER 31, 2004

                                                                  MONEY MARKET           US GOVERNMENT             TAX FREE
AMOUNTS IN THOUSANDS                                                  FUND             MONEY MARKET FUND      MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost which approximates value                   $         2,811,391    $            37,374    $            139,062
Repurchase agreements at cost which approximates value                     150,000                 17,052                      --
Cash                                                                            --                     --                   1,414
Receivables:
      Interest                                                               5,694                    277                     492
      Fund shares sold                                                          39                     11                      --
                                                               -------------------    -------------------    --------------------
Total assets                                                             2,967,124                 54,714                 140,968
                                                               -------------------    -------------------    --------------------

LIABILITIES
Payables:
      Due to Custodian                                                           2                     --                      --
      Accrued fees to affiliates                                               275                     24                      37
      Other accrued expenses                                                   176                      9                       5
      Dividends                                                              3,990                     58                     154
                                                               -------------------    -------------------    --------------------
Total liabilities                                                            4,443                     91                     196
                                                               -------------------    -------------------    --------------------

NET ASSETS                                                     $         2,962,681    $            54,623    $            140,772
                                                               ===================    ===================    ====================
Net Assets Consist of:
Undistributed (overdistributed) net investment income          $              (343)   $                --    $                (14)
Accumulated net realized gain (loss)                                          (136)                   (48)                   (126)
Shares of beneficial interest                                               29,632                    547                   1,409
Additional paid-in capital                                               2,933,528                 54,124                 139,503
                                                               -------------------    -------------------    --------------------
NET ASSETS                                                     $         2,962,681    $            54,623    $            140,772
                                                               ===================    ===================    ====================

NET ASSET VALUE, per share:
   Net asset value per share: Class A*                         $              1.00    $                --    $                 --
      Class A - Net assets                                     $         3,989,396    $                --    $                 --
      Class A - Shares outstanding ($.01 par value)                      3,989,640                     --                      --
   Net asset value per share: Class S*                         $              1.00    $              1.00    $               1.00
      Class S - Net assets                                     $     2,958,691,868    $        54,623,067    $        140,772,116
      Class S - Shares outstanding ($.01 par value)                  2,959,172,254             54,671,286             140,912,760
---------------------------------------------------------------------------------------------------------------------------------

* Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

 22  Statement of Assets and Liabilities

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

STATEMENT OF OPERATIONS -- FOR THE FISCAL YEAR ENDED OCTOBER 31, 2004

                                                                  MONEY MARKET           US GOVERNMENT             TAX FREE
AMOUNTS IN THOUSANDS                                                  FUND             MONEY MARKET FUND      MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Dividends                                                $             1,402    $                --    $                 --
      Interest                                                              35,777                    736                   1,642
                                                               -------------------    -------------------    --------------------
Total investment income                                                     37,179                    736                   1,642
                                                               -------------------    -------------------    --------------------

EXPENSES
      Advisory fees                                                          5,721                    115                     272
      Administrative fees                                                    1,418                     29                      68
      Custodian fees                                                           591                     36                      60
      Distribution fees - Class A                                                2                     --                      --
      Transfer agent fees                                                      210                     55                      37
      Professional fees                                                        123                     15                      19
      Registration fees                                                        321                     17                      24
      Trustees' fees                                                            93                      1                       4
      Printing fees                                                             98                      2                       8
      Miscellaneous                                                             32                      1                       6
                                                               -------------------    -------------------    --------------------
      Expenses before reductions                                             8,609                    271                     498
      Expense reductions                                                    (4,311)                    --                      (3)
                                                               -------------------    -------------------    --------------------
Net expenses                                                                 4,298                    271                     495
                                                               -------------------    -------------------    --------------------
Net investment income (loss)                                                32,881                    465                   1,147
                                                               -------------------    -------------------    --------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments                                         33                     (5)                     (4)
                                                               -------------------    -------------------    --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS          $            32,914    $               460    $              1,143
                                                               ===================    ===================    ====================

  See accompanying notes which are an integral part of the financial statements.

                                                     Statement of Operations  23

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

STATEMENT OF CHANGES IN NET ASSETS -- FOR THE FISCAL YEAR ENDED OCTOBER 31,

                                                 MONEY MARKET
                                                     FUND
                                  -------------------------------------------
AMOUNTS IN THOUSANDS                     2004                    2003
-----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS

OPERATIONS
      Net investment income
       (loss)                     $            32,881    $             23,513
      Net realized gain (loss)                     33                     (43)
                                  -------------------    --------------------
Net increase (decrease) in net
  assets from operations                       32,914                  23,470
                                  -------------------    --------------------

DISTRIBUTIONS
From net investment income
      Class A                                     (26)                     (3)
      Class S                                 (33,031)                (23,651)
                                  -------------------    --------------------
Net decrease in net assets
  from distributions                          (33,057)                (23,654)
                                  -------------------    --------------------

SHARE TRANSACTIONS
      Net increase (decrease)
       in net assets from
       share transactions                     598,520                 459,669
                                  -------------------    --------------------

TOTAL NET INCREASE (DECREASE)
  IN NET ASSETS                               598,377                 459,485

NET ASSETS
      Beginning of period                   2,364,304               1,904,819
                                  -------------------    --------------------
      End of period               $         2,962,681    $          2,364,304
                                  ===================    ====================
Undistributed
   (overdistributed) net
   investment income included
   in net assets                  $              (343)   $               (141)

See accompanying notes which are an integral part of the financial statements.

 24  Statement of Changes in Net Assets

                         US GOVERNMENT                                        TAX FREE
                       MONEY MARKET FUND                                  MONEY MARKET FUND
     -----------------------------------------------------   -------------------------------------------
                  2004                        2003                  2004                    2003
--------------------------------------------------------------------------------------------------------

     $                          465    $               710   $             1,147    $              1,376
                                 (5)                   (17)                   (4)                     --
     ------------------------------    -------------------   -------------------    --------------------
                                460                    693                 1,143                   1,376
     ------------------------------    -------------------   -------------------    --------------------

                                 --                     --                    --                      --
                               (465)                  (710)               (1,161)                 (1,376)
     ------------------------------    -------------------   -------------------    --------------------
                               (465)                  (710)               (1,161)                 (1,376)
     ------------------------------    -------------------   -------------------    --------------------

                             (7,591)               (30,946)                3,112                 (36,945)
     ------------------------------    -------------------   -------------------    --------------------

                             (7,596)               (30,963)                3,094                 (36,945)

                             62,219                 93,182               137,678                 174,623
     ------------------------------    -------------------   -------------------    --------------------
     $                       54,623    $            62,219   $           140,772    $            137,678
     ==============================    ===================   ===================    ====================
     $                           --    $                --   $               (14)   $                 --

  See accompanying notes which are an integral part of the financial statements.

                                          Statement of Changes in Net Assets  25

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUND

FINANCIAL HIGHLIGHTS -- FOR THE FISCAL YEARS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                    $                 $
                                           NET ASSET VALUE,           NET            TOTAL FROM
                                             BEGINNING OF         INVESTMENT         INVESTMENT
                                                PERIOD         INCOME (LOSS)(a)      OPERATIONS
------------------------------------------------------------------------------------------------
MONEY MARKET FUND
Class A
October 31, 2004                                1.0000               .0108             .0108
October 31, 2003 (1)                            1.0000               .0051             .0051
------------------------------------------------------------------------------------------------
Class S
October 31, 2004                                1.0000               .0117             .0117
October 31, 2003                                1.0000               .0121             .0121
October 31, 2002                                1.0000               .0185             .0185
October 31, 2001                                1.0000               .0483             .0483
October 31, 2000 (2)                            1.0000               .0519             .0519
December 31, 1999                               1.0000               .0515             .0515
------------------------------------------------------------------------------------------------
US GOVERNMENT MONEY MARKET FUND
Class S
October 31, 2004                                1.0000               .0081             .0081
October 31, 2003                                1.0000               .0085             .0085
October 31, 2002                                1.0000               .0173             .0173
October 31, 2001                                1.0000               .0446             .0446
October 31, 2000 (2)                            1.0000               .0500             .0500
December 31, 1999                               1.0000               .0483             .0483
------------------------------------------------------------------------------------------------
TAX FREE MONEY MARKET FUND
Class S
October 31, 2004                                1.0000               .0085             .0085
October 31, 2003                                1.0000               .0094             .0094
October 31, 2002                                1.0000               .0152             .0152
October 31, 2001                                1.0000               .0317             .0317
October 31, 2000 (2)                            1.0000               .0333             .0333
December 31, 1999                               1.0000               .0326             .0326
------------------------------------------------------------------------------------------------

                                                  $
                                            DISTRIBUTIONS
                                              FROM NET
                                          INVESTMENT INCOME
------------------------------------------------------------
MONEY MARKET FUND
Class A
October 31, 2004                               (.0108)
October 31, 2003 (1)                           (.0051)
------------------------------------------------------------
Class S
October 31, 2004                               (.0117)
October 31, 2003                               (.0121)
October 31, 2002                               (.0185)
October 31, 2001                               (.0483)
October 31, 2000 (2)                           (.0519)
December 31, 1999                              (.0515)
------------------------------------------------------------
US GOVERNMENT MONEY MARKET FUND
Class S
October 31, 2004                               (.0081)
October 31, 2003                               (.0085)
October 31, 2002                               (.0173)
October 31, 2001                               (.0446)
October 31, 2000 (2)                           (.0500)
December 31, 1999                              (.0483)
------------------------------------------------------------
TAX FREE MONEY MARKET FUND
Class S
October 31, 2004                               (.0085)
October 31, 2003                               (.0094)
October 31, 2002                               (.0152)
October 31, 2001                               (.0317)
October 31, 2000 (2)                           (.0333)
December 31, 1999                              (.0326)
------------------------------------------------------------

(1) For the period April 21, 2003 (commencement of operations) to October 31, 2003.
(2)   For the ten months ended October 31, 2000.
(a)   Average month-end shares were used for this calculation.
(b)   Periods less than one year are not annualized.
(c)   The ratios for periods less than one year are annualized.
(d) May include amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

See accompanying notes which are an integral part of the financial statements.

 26  Financial Highlights

                                                                                        %
                              $                                     $           RATIO OF EXPENSES
           $           NET ASSET VALUE,          %             NET ASSETS,         TO AVERAGE
         TOTAL              END OF             TOTAL          END OF PERIOD        NET ASSETS,
     DISTRIBUTIONS          PERIOD           RETURN(b)            (000)             NET(c)(d)
-------------------------------------------------------------------------------------------------
         (.0108)            1.0000              1.08                3,989              .25
         (.0051)            1.0000               .59                  682              .26
-------------------------------------------------------------------------------------------------
         (.0117)            1.0000              1.17            2,958,692              .15
         (.0121)            1.0000              1.28            2,363,623              .16
         (.0185)            1.0000              1.87            1,904,819              .14
         (.0483)            1.0000              4.94            1,886,741              .14
         (.0519)            1.0000              5.32            1,757,430              .17
         (.0515)            1.0000              5.27            2,026,717              .17
-------------------------------------------------------------------------------------------------
         (.0081)            1.0000               .82               54,623              .47
         (.0085)            1.0000               .86               62,219              .41
         (.0173)            1.0000              1.74               93,182              .25
         (.0446)            1.0000              4.55              108,884              .37
         (.0500)            1.0000              5.12               81,316              .32
         (.0483)            1.0000              4.93              190,150              .30
-------------------------------------------------------------------------------------------------
         (.0085)            1.0000               .85              140,772              .36
         (.0094)            1.0000               .94              137,678              .32
         (.0152)            1.0000              1.53              174,623              .25
         (.0317)            1.0000              3.22              180,699              .30
         (.0333)            1.0000              3.38              169,808              .34
         (.0326)            1.0000              3.31              246,695              .21
-------------------------------------------------------------------------------------------------

             %                   %
     RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE       INVESTMENT INCOME
        NET ASSETS,         TO AVERAGE
         GROSS(c)        NET ASSETS(c)(d)
-------------------------------------------
            .40                1.18
           5.24                 .96
-------------------------------------------
            .30                1.16
            .31                1.21
            .29                1.84
            .29                4.78
            .32                6.23
            .32                5.15
-------------------------------------------
            .47                 .81
            .48                 .87
            .45                1.73
            .63                4.43
            .58                5.91
            .54                4.83
-------------------------------------------
            .37                 .84
            .36                 .95
            .35                1.52
            .40                3.17
            .44                3.96
            .31                3.28
-------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                        Financial Highlights  27

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2004

--------------------------------------------------------------------------------
1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 30 different investment portfolios, referred to as "Funds." These financial statements report on three Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Certain prior year information has been reformatted to conform to current year presentation.

   Security valuation

   The Money Market, US Government Money Market and the Tax Free Money Market Funds' portfolio investments comply with Rule 2a-7 of the Investment Company Act of 1940, as amended. Accordingly, each portfolio instrument meeting certain materiality parameters and credit worthiness standards is initially valued at cost, and thereafter a constant accretion/ amortization to maturity of any discount/premium is assumed. The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost.

   Investment income

   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

   Federal income taxes

   Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds.

   Dividends and distributions to shareholders

   The Money Market, US Government Money Market and Tax Free Money Market Funds declare and record dividends daily and pay them monthly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in certain securities sold at a loss and capital loss carryforwards. Accordingly, a Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

 28  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

   Expenses

   The Funds will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

   Class Allocation

   The Money Market Fund offers the following classes of shares: Class A and Class S. All share classes have identical voting, dividend, liquidation, and other rights and the same terms and conditions. The separate classes of shares differ principally in the distribution fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

   Repurchase agreements

   The Funds may engage in repurchase agreements with several financial institutions whereby a Fund, through its custodian, receives delivery of underlying securities as collateral. Each Fund's money manager will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities at Fed wire closing time remains at least equal to 102% of the repurchase price. The money manager will notify the Seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. RELATED PARTIES

   Advisor and Administrator

   FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company. Frank Russell Company researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

   The Investment Company Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Money Market, US Government Money Market, and Tax Free Money Market Funds. As of October 31, 2004, $1,456,419,115, $2,366,000,
   and $7,882,848, respectively, represents the investments of other affiliated Funds not presented herein. In addition, a portion of the collateral received from the Investment Company's securities lending program in the amount of $775,000,000 is invested in the Money Market Fund.

   The advisory and administrative fees, which are based upon the average daily net assets of each Fund and the rates specified in the table below, are payable monthly and total $6,107,960 and $1,514,837 respectively, for the period ended October 31, 2004.

                                                    ANNUAL RATE
                                             ADVISOR       ADMINISTRATOR
   ----------------------------------------------------------------------
   Money Market                                0.20%            0.05%
   US Government Money Market                  0.20             0.05
   Tax Free Money Market                       0.20             0.05

   The Advisor has contractually agreed to waive 0.15% of its 0.25% combined advisory and administrative fees, at least until February 28, 2005, for the Money Market Fund. The amount of such waiver for the period ended October 31, 2004 was $4,303,054. The advisor does not have the ability to recover amounts waived from the year ended October 31, 2004 or previous periods.

                                               Notes to Financial Statements  29

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

   Custodian

   The Funds have entered into arrangements with their Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period ended October 31, 2004, the Fund's custodian fees were reduced by the following amounts under these arrangements:

   Money Market                           $          7,747
   US Government Money Market                          199
   Tax Free Money Market                             2,659

   Transfer agent

   The Investment Company has a contract with FRIMCo to provide transfer agent services to the Funds. Total fees for the Funds listed for the period ended October 31, 2004 were $302,003.

   Distributor

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of FRIMCo, or any Selling Agents, as defined in the Plan, for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class A shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.15% of the average daily net assets of a Fund's Class A shares on an annual basis.

   Accrued Fees to Affiliates

   Accrued fees payable to affiliates as of October 31, 2004 were as follows:

                                                              US GOVERNMENT         TAX FREE
                                            MONEY MARKET       MONEY MARKET       MONEY MARKET
   ---------------------------------------------------------------------------------------------
   Advisory fees                          $        121,470   $         16,552   $         24,278
   Administration fees                             121,687              2,381              6,070
   Distribution fees                                   312                 --                 --
   Transfer agent fees                              31,616              5,319              6,830
                                          ----------------   ----------------   ----------------
                                          $        275,085   $         24,252   $         37,178
                                          ================   ================   ================

   Board of Trustees

   The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 30 Funds, and Russell Investment Funds ("RIF"), which has 5 Funds. Each of the Trustees is a Trustee for both FRIC and RIF. The Russell Fund Complex pays each of its Trustees not affiliated with FRIMCo a retainer of $52,000 per year, $5,000 for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each Joint Audit Committee meeting or Nominating and Governance Committee meeting attended in person. The Trustee will receive a $500 fee for attending the meetings by phone instead of receiving the full fee had the member attended in person. Out of pocket expenses are also paid by the Russell Fund Complex. The Lead Trustee is paid a fee of $10,000 per year, and each Committee Chair is paid a fee of $6,000.

4. FEDERAL INCOME TAXES

   At October 31, 2004, certain Funds had net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                   FUNDS                      10/31/05           10/31/06           10/31/07
   ---------------------------------------------------------------------------------------------
   Money Market                           $             --   $             --   $             --
   US Government Money Market                        1,570                762              1,782
   Tax Free Money Market                                --                 --                 --

 30  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

                 FUNDS                    10/31/08         10/31/09         10/31/10         10/31/11         10/31/12
   ----------------------------------------------------------------------------------------------------------------------
   Money Market                        $       90,627   $       35,378   $           --   $       43,223   $           --
   US Government Money Market                   8,484           15,034            2,688           17,267            4,791
   Tax Free Money Market                       68,310           59,628               19               --            4,408

                 FUNDS                     TOTALS
   ---------------------------------------------------
   Money Market                        $      169,228
   US Government Money Market          $       52,378
   Tax Free Money Market               $      132,365

5. FUND SHARE TRANSACTIONS (amounts in thousands)

   Share transactions for the periods ended October 31, 2004 and October 31, 2003 were as follows:

                                                                 CLASS A                                 CLASS S
                                                       ON A CONSTANT DOLLAR BASIS              ON A CONSTANT DOLLAR BASIS
                                                  -------------------------------------   -------------------------------------
                                                        2004               2003(a)              2004                2003
                                                  -----------------   -----------------   -----------------   -----------------
   Money Market
      Proceeds from shares sold                   $           8,470   $           1,943   $      16,907,677   $      15,450,052
      Proceeds from reinvestment of
         distributions                                           20                   2               4,172               4,486
      Payments for shares redeemed                           (5,186)             (1,260)        (16,316,633)        (14,995,554)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)               $           3,304   $             685   $         595,216   $         458,984
                                                  =================   =================   =================   =================
   US Government Money Market
      Proceeds from shares sold                   $              --   $              --   $          92,918   $          87,929
      Proceeds from reinvestment of
         distributions                                           --                  --                 340                 565
      Payments for shares redeemed                               --                  --            (100,849)           (119,440)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)               $              --   $              --   $          (7,591)  $         (30,946)
                                                  =================   =================   =================   =================
   Tax Free Money Market
      Proceeds from shares sold                   $              --   $              --   $         327,582   $         243,707
      Proceeds from reinvestment of
         distributions                                           --                  --                 827                 925
      Payments for shares redeemed                               --                  --            (325,297)           (281,577)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)               $              --   $              --   $           3,112   $         (36,945)
                                                  =================   =================   =================   =================

      (a) Share transactions for Money Market Fund Class A are for the period April 21, 2003 (commencement of operations) to October 31, 2003.

6. LINE OF CREDIT

   Each of the Funds of the Investment Company share in a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Funds are charged an annual commitment fee of .125% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Funds. Interest is calculated at the Federal Fund Rate plus .50% annually. The Funds may borrow up to a maximum of 33.33% of the value of their net assets under the agreement. The agreement will expire December 22, 2004 and will be reviewed at such time for possible renewal. The Funds did not have any drawdowns during the period ended October 31, 2004.

7. BENEFICIAL INTEREST

   As of October 31, 2004, the following table includes each shareholder with shares of beneficial interest of greater than 10% of the total outstanding shares of each respective Fund:

                   FUNDS                  # OF SHAREHOLDERS          %
   ---------------------------------------------------------------------------
   Money Market                                   1                 26.2
   US Government Money Market                     3                 65.2
   Tax Free Money Market                          3                 74.2

                                               Notes to Financial Statements  31

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Frank Russell Investment Company:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market Fund, US Government Money Market Fund and Tax Free Money Market Fund (three of the portfolios constituting Frank Russell Investment Company, hereafter collectively referred to as the "Funds") at October 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian, brokers, and transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Seattle, Washington
December 22, 2004

 32  Report of Independent Registered Public Accounting Firm

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

TAX INFORMATION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
Of the dividends paid by the Tax Free Money Market Fund from the net investment income for the taxable year ended October 31, 2004, 100% were exempt interest dividends which are tax exempt for purposes of regular federal income tax, and for purposes of the federal alternative minimum tax.

Please consult a tax advisor for any questions about federal or state income tax laws.

                                                             Tax Information  33

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

SHAREHOLDER REQUEST FOR OTHER INFORMATION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Fund's website at www.russell.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

The Funds will file their complete schedule of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Fund at (800) 786-7354, (ii) on the Fund's website at www.russell.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov., and (iv) the Securities and Exchange Commission's public reference room.

 34  Shareholder Request for Other Information

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 30 funds, and Russell Investment Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers.

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES AND INTERESTED TRUSTEE EMERITUS
----------------------------------------------------------------------------------------------------------------------------
 *George F. Russell,  Trustee Emeritus  Until            - Director Emeritus, FRC              35         None
  Jr.,                and Chairman      resignation or   - Chairman Emeritus, FRIC and
  Born July 3, 1932   Emeritus since    removal            RIF
                      1999                               - Chairman Emeritus, Frank
  909 A Street                                             Russell Securities, Inc.
  Tacoma, Washington                                     - Chairman Emeritus, Russell
  98402-1616                                               20/20 Association
                                                         - Chairman Emeritus, Frank
                                                           Russell Trust Company
                                                         - Director Emeritus FRIMCo
                                                         - Chairman of Sunshine
                                                           Management Services, LLC
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 *Lynn L. Anderson,   Trustee since     Appointed until  - Vice Chairman, FRC                  35         - Trustee, The
  Born April 22,      1987              successor is     - Chairman of the Board,                           SsgA Funds
  1939                                  duly elected       Trustee, FRIC and RIF                            (investment
                      Chairman of the   and qualified    - CEO and Chairman of the                          company)
  909 A Street        Board since 1999                     Board, Russell Fund
  Tacoma, Washington                    Until successor    Distributors, Inc. and
  98402-1616                            is chosen and      FRIMCo
                                        qualified by     - Trustee, President and
                                        trustees           Chairman of the Board, SsgA
                                                           Funds (investment company)
                                                         - Director, Chairman of the
                                                           Board, Frank Russell Trust
                                                           Company
                                                         - Director, Frank Russell
                                                           Investments (Ireland)
                                                           Limited and Frank Russell
                                                           Investments (Cayman) Ltd.
                                                         - Until October, 2002,
                                                           President and CEO, FRIC and
                                                           RIF
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 *Michael J.A.        Trustee Since     Appointed until  - 1990-2003, President, FRC,          35         None
  Phillips,           2002              successor is     - 1993-2003, CEO, FRC
  Born January 20,                      duly elected     - Chairman of the Board and
  1948                                  and qualified.     Director, FRC
                                                         - Trustee, FRIC and RIF
  909 A Street                                           - Director, FRTC and Frank
  Tacoma, Washington                                       Russell Capital Inc.
  98402-1616                                             - Director/Chairman, Frank
                                                           Russell Investments
                                                           (Delaware), Inc.
                                                         - Director, Chairman of The
                                                           Board and President, Russell
                                                           20/20 Association
                                                         - Director, Frank Russell
                                                           Company Pty. Limited, Frank
                                                           Russell Japan Co., Ltd.,
                                                           Frank Russell Investments
                                                           (Suisse), S.A., and Frank
                                                           Russell Company Limited
----------------------------------------------------------------------------------------------------------------------------



* Each of Messrs. Russell, Anderson and Phillips is also an officer of an affiliate of FRIC and RIF and is therefore an interested trustee.

                              Disclosure of Information about Fund Directors  35

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES AND INDEPENDENT TRUSTEES EMERITUS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Paul E. Anderson,    Trustee since     Appointed until  - 1996 to present, President,         35         None
 Born October 15,     1984              successor is       Anderson Management Group
 1931                                   duly elected       LLC (private investments
                                        and qualified      consulting)
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul Anton, Ph.D.,   Trustee Emeritus  Five year term   - Retired since 1997                  35         None
 Born December 1,     since 2003                         - Trustee of FRIC and RIF
 1919                                                      Until 2002

 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 William E. Baxter,   Trustee Emeritus  Five year term   - Retired since 1986                  35         None
 Born June 8, 1925    since 2004                         - Trustee of FRIC and RIF
                                                           Until 2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Kristianne Blake,    Trustee since     Appointed until  - President, Kristianne Gates         35         - Trustee WM Group
 Born January 22,     2000              successor is       Blake, P.S. (accounting                          of Funds
 1954                                   duly elected       services)                                        (investment
                                        and qualified                                                       company);
 909 A Street                                                                                             - Director, Avista
 Tacoma, Washington                                                                                         Corp
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Daniel P. Connealy   Trustee since     Appointed until  - 2004, Senior Vice President         35         - Director, Gold
 Born June 6, 1946    2003              successor is       and Chief Financial Officer,                     Banc
                                        duly elected       Waddell & Reed Financial,                        Corporation,
 909 A Street                           and qualified      Inc.                                             Inc.
 Tacoma, Washington                                      - 2001-2003, Vice President
 98402-1616                                                and Chief Financial Officer,
                                                           Janus Capital Group Inc.
                                                         - 1979-2001, Audit and
                                                           Accounting Partner,
                                                           PricewaterhouseCoopers LLP
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Jonathan Fine        Trustee since     Appointed until  - President and Chief                 35         None
 Born July 8, 1954    2004              successor is       Executive Officer, United
                                        duly elected       Way of King County, WA
 909 A Street                           and qualified    - 1996-2000, Chief Executive
 Tacoma, Washington                                        Officer, Seattle/King County
 98402-1616                                                Chapter of the American Red
                                                           Cross
----------------------------------------------------------------------------------------------------------------------------

 36  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES AND INDEPENDENT TRUSTEES EMERITUS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Lee C. Gingrich,     Trustee since     Appointed until  - Retired since 1995                  35         None
 Born October 6,      1984              successor is
 1930                                   duly elected
                                        and qualified
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Eleanor W. Palmer,   Trustee Emeritus  Five year term   - Retired since 1981                  35         None
 Born May 5, 1926     since 2004                         - Trustee of FRIC and RIF
                                                           Until 2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Raymond P.           Trustee since     Appointed until  - Currently, President,               35         None
 Tennison, Jr.        2000              successor is       Simpson Investment Company
 Born December 21,                      duly elected       and several additional
 1955                                   and qualified      subsidiary companies,
                                                           including Simpson Timber
 909 A Street                                              Company, Simpson Paper
 Tacoma, Washington                                        Company and Simpson Tacoma
 98402-1616                                                Kraft Company
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Julie W. Weston,     Trustee since     Appointed until  - Retired since 2000                  35         None
 Born October 2,      2002              successor is     - 1987 to 2000, Arbitrator,
 1943                                   duly elected       The American Arbitration
                                        and qualified      Association Commercial Panel
 909 A Street                                            - 1995 to 1999, Hearing
 Tacoma, Washington                                        Officer, University of
 98402-1616                                                Washington
                                                         - 1987 to 2002, Director,
                                                           Smith Barney Fundamental
                                                           Value Fund
----------------------------------------------------------------------------------------------------------------------------

                              Disclosure of Information about Fund Directors  37

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                with Fund and         Term                        Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
 J. David Greenwald             Chief Compliance  Until successor  - Chief Compliance Officer, FRIC
 Born September 24, 1957        Officer since     is chosen and    - Chief Compliance Officer, RIF
                                2004              qualified by     - Chief Compliance Officer, FRIMCo
 909 A Street                                     Trustees         - 2003-2004 Vice President and Head of Fund Compliance,
 Tacoma, Washington                                                  ING Funds LLC
 98402-1616                                                        - 1996-2003 Director of Mutual Fund Compliance and
                                                                     Operations, American Skandia, Inc
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Leonard P. Brennan,            President and     Until successor  - President and CEO, FRIC
 Born October 11, 1959          Chief Executive   is chosen and    - President and CEO, RIF
                                Officer since     qualified by     - Director, Russell Fund Distributors, Inc., Frank
 909 A Street                   2002              Trustees           Russell Company, S.A., Frank Russell Investments
 Tacoma, Washington                                                  (Singapore) Private Limited and Frank Russell
 98402-1616                                                          Investments (UK) Limited
                                                                   - Director, President and CEO, FRIMCo
                                                                   - Director and COO, Frank Russell Company Limited and
                                                                     Russell Systems Limited
                                                                   - President, Russell Insurance Agency, Inc.
                                                                   - 1995 to present, Managing Director of International
                                                                     Operations of FRC
                                                                   - 1995-2003 Managing Director, Europe, Africa and
                                                                     Middle East
                                                                   - 1998-2003 Managing Director, International
                                                                     Operations, FRC
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark E. Swanson,               Treasurer and     Until successor  - Treasurer and Chief Accounting Officer, FRIC and RIF
 Born November 26, 1963         Chief Accounting  is chosen and      1998 to present,
                                Officer since     qualified by     - Director, Funds Administration, FRIMCo and Frank
 909 A Street                   1998              Trustees           Russell Trust Company
 Tacoma, Washington                                                - Treasurer, SsgA Funds (investment company);
 98402-1616                                                        - Manager, Funds Accounting and Taxes, Russell Fund
                                                                     Distributors, Inc.
                                                                   - April 1996 to August 1998, Assistant Treasurer, FRIC
                                                                     and RIF; November 1995 to July 1998, Assistant
                                                                     Secretary, SsgA Funds; February 1997 to July 1998,
                                                                     Manager, Funds Accounting and Taxes, FRIMCo
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Randall P. Lert,               Director of       Until removed    - Director of Investments, FRIC and RIF
 Born October 3, 1953           Investments       by Trustees      - Chief Portfolio Strategist, FRIMCo
                                since 1991                         - Chief Investment Officer, Frank Russell Trust Company
 909 A Street                                                      - Director, FRIMCo and Russell Fund Distributors, Inc.
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Karl J. Ege,                   Secretary and     Until removed    - Secretary and General Counsel, FRIC, RIF, FRIMCo,
 Born October 8, 1941           General Counsel   by Trustees        Frank Russell Trust Company and Russell Fund
                                since 1994                           Distributors, Inc.
 909 A Street                                                      - Director, Secretary and General Counsel, Frank
 Tacoma, Washington                                                  Russell Capital Inc.
 98402-1616                                                        - Director and Secretary, Russell 20-20 Association
--------------------------------------------------------------------------------------------------------------------------

 38  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                with Fund and         Term                        Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
 Mark D. Amberson,              Director of       Until removed    - Director of Short-Term Investment Funds, FRIC, RIF,
 Born July 20, 1960             Short-Term        by Trustees        FRIMCo and Frank Russell Trust Company
                                Investment Funds                   - From 1991 to 2001, Portfolio Manager, FRIC, RIF,
 909 A Street                   since 2001                           FRIMCo and Frank Russell Trust Company
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------

                              Disclosure of Information about Fund Directors  39

MONEY MARKET FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

--------------------------------------------------------------------------------

TRUSTEES
 Lynn L. Anderson, Chairman
 Paul E. Anderson
 Kristianne Blake
 Daniel P. Connealy
 Jonathan Fine
 Lee C. Gingrich
 Michael J.A. Phillips
 Raymond P. Tennison, Jr.
 Julie W. Weston

TRUSTEES EMERITUS
 George F. Russell, Jr.
 Paul Anton, PhD
 William E. Baxter
 Eleanor W. Palmer

OFFICERS
 Lynn L. Anderson, Chairman of the Board
 Leonard P. Brennan, President and Chief Executive Officer
 David Greenwald, Chief Compliance Officer
 Karl J. Ege, Secretary
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Thomas F. Hanly, Chief Investment Officer
 Randall P. Lert, Director of Investments
 Mark D. Amberson, Director of Short Term Investment Funds
 Melodie B. Zakaluk, Director, U.S. Operations
 Gregory J. Lyons, Assistant Secretary
 Mary Beth Rhoden, Assistant Secretary
 Margaret A. Foster, Assistant Secretary
 David Craig, Assistant Treasurer
 Sean P. DeLaat, Assistant Treasurer

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CONSULTANT
 Frank Russell Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Allan Forbes Building
 150 Newport Avenue AFB35
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) 787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
 PricewaterhouseCoopers LLP
 1420 5th Avenue
 Suite 1900
 Seattle, WA 98101

MONEY MANAGERS

Money Market Fund
 Frank Russell Investment Management Company, Tacoma, WA

US Government Money Market Fund
 Frank Russell Investment Management Company, Tacoma, WA

Tax Free Money Market Fund
 Weiss, Peck & Greer, LLC, New York, NY

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

 40  Manager, Money Managers and Service Providers

                      (This page intentionally left blank)

(RUSSELL LOGO)

Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402
253-627-7001
800-787-7354
Fax: 253-591-3495
www.russell.com                                              36-08-083 (1 10/04)

RUSSELL FUNDS
RUSSELL FUNDS

2004 Annual Report

FRANK RUSSELL INVESTMENT COMPANY


                                                FRANK RUSSELL INVESTMENT COMPANY


2004 ANNUAL REPORT

CLASS C, E, AND S SHARES


DIVERSIFIED EQUITY FUND

SPECIAL GROWTH FUND

QUANTITATIVE EQUITY FUND

INTERNATIONAL SECURITIES FUND

EMERGING MARKETS FUND

REAL ESTATE SECURITIES FUND

SHORT DURATION BOND FUND (formerly Short Term Bond Fund)

DIVERSIFIED BOND FUND

MULTISTRATEGY BOND FUND

TAX EXEMPT BOND FUND

TAX-MANAGED LARGE CAP FUND

TAX-MANAGED MID & SMALL CAP FUND


CLASS C, E, I, AND S SHARES


SELECT GROWTH FUND

SELECT VALUE FUND




OCTOBER 31, 2004

                                                                  (RUSSELL LOGO)

Frank Russell Investment Company

Frank Russell Investment Company is a "series mutual fund" with 30 different investment portfolios. These financial statements report on fourteen Funds, each of which has distinct investment objectives and strategies.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

Frank Russell Company

Consultant to Frank Russell Investment Management Company.

                                  [Blank Page]

                        Frank Russell Investment Company

                                 Russell Funds

                                 Annual Report

                                October 31, 2004

                               Table of Contents

                                                                            Page
Letter to Our Clients................................................         3

Diversified Equity Fund..............................................         4

Special Growth Fund..................................................        16

Quantitative Equity Fund.............................................        32

International Securities Fund........................................        42

Emerging Markets Fund................................................        64

Real Estate Securities Fund..........................................        78

Short Duration Bond Fund.............................................        84

Diversified Bond Fund................................................       102

Multistrategy Bond Fund..............................................       126

Tax Exempt Bond Fund.................................................       156

Tax-Managed Large Cap Fund...........................................       172

Tax-Managed Mid & Small Cap Fund.....................................       180

Select Growth Fund...................................................       192

Select Value Fund....................................................       202

Notes to Schedules of Investments....................................       211

Statement of Assets and Liabilities..................................       214

Statement of Operations..............................................       222

Statement of Changes in Net Assets...................................       226

Financial Highlights.................................................       230

Notes to Financial Highlights........................................       244

Notes to Financial Statements........................................       245

Report of Independent Registered Public Accounting Firm..............       274

Tax Information......................................................       275

Shareholder Requests for Other Information...........................       276

Disclosure of Information about Fund Directors.......................       277

Manager, Money Managers and Service Providers........................       282

Frank Russell Investment Company - Russell Funds

Copyright (c) Frank Russell Company 2004. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance as of April 1, 1995 is reported gross of investment advisory fees. For periods thereafter, performance and yields are reported net of investment advisory fees but gross of investment services fees, descriptions of which can be obtained from the investment advisor. Investment services fees and other account expenses will reduce performance (e.g., an investment services fee of 0.2% off average managed assets will reduce a 10.0% return to 9.8%). The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

                                  [Blank Page]

TO OUR CLIENTS



Thank you for selecting Russell to help provide for your financial security. As you read Frank Russell Investment Company's 2004 Annual Report, we ask that you take this opportunity to review the value Russell's investment approach provides.

Today, as well as tomorrow, our approach remains consistent. We continue to maintain our long-term focus, strategic diversification, active management, and goal-oriented planning.

In 2005, and beyond, our commitment to you remains the same. Our mutual funds offer the Russell approach to investors of all types. Our purpose is to be one of the reasons that you and your family view the future with confidence.

Thank you for your continued support and for choosing Russell, GLOBAL LEADERS IN MULTI-MANAGER(TM) INVESTING.

                                                        Letter to Our Clients  3

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
(GRAPHIC)

                                                                DIVERSIFIED EQUITY - CLASS S            RUSSELL 1000(R) **
                                                                ----------------------------            ------------------
Inception*                                                                 10000                              10000
1995                                                                       12421                              12700
1996                                                                       15257                              15612
1997                                                                       20337                              20582
1998                                                                       23574                              24640
1999                                                                       29043                              30943
2000                                                                       30062                              33746
2001                                                                       21823                              24958
2002                                                                       18763                              21314
2003                                                                       22532                              26071
2004                                                                       24248                              28503

Diversified Equity Fund - Class S
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,761               7.61%
5 Years                $       8,349              (3.54)%S
10 Years               $      24,248               9.25%S

Diversified Equity Fund - Class E ++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,733               7.33%
5 Years                $       8,244              (3.79)%S
10 Years               $      23,693               9.00%S

Diversified Equity Fund - Class C ++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,653               6.53%
5 Years                $       7,943              (4.50)%S
10 Years               $      22,714               8.54%S

Russell 1000(R) Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,933               9.33%
5 Years                $       9,212              (1.63)%S
10 Years               $      28,503              11.04%S

 4  Diversified Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to provide long term capital growth.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDING OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2004, the Diversified Equity Fund Class S, Class E and Class C gained 7.61%, 7.33% and 6.53%, respectively. This compared to the Russell 1000(R) Index, which gained 9.33% during the same period. Class S, Class E and Class C performance is net of operating expenses of 0.99%, 1.24% and 2.00%, respectively. Index returns are unmanaged and do not include expenses of any kind.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MANAGERS.

Main drivers of Fund performance included being fully invested, which ensured full participation in the market's continued recovery, as well as favorable sector positioning. The Fund's underweights in the technology and industrials sectors contributed positively to performance relative to the benchmark. Fund performance was negatively affected relative to benchmark due to its overweight in growth stocks and underweight in high yield, low valuation stocks. In a market that was led by defensive, low risk stocks, the Fund's more defensive managers, such as Montag & Caldwell, Marsico, and MFS, outperformed their style benchmarks. In contrast, more aggressively positioned managers, such as Suffolk and Turner underperformed their style benchmarks. This was a reversal from the prior year's market conditions.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THEY ARE POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

During the past 12 months, the Fund's money managers responded to the market environment by continuing to favor attractively valued companies they expected to benefit from improved economic conditions. Money managers increasingly emphasized companies with above-average growth prospects based on a belief that these stocks are under priced after four years of valuation compression in the market. The money managers increased exposure to the consumer discretionary and industrial sectors, and reduced positions in the financial services sector and to interest-rate-sensitive stocks.

At fiscal year end, the Fund remained diversified across economic sectors, with overweights to the consumer discretionary and materials sectors, and underweights to the financials and utilities sectors. The money managers in aggregate also focused on stocks with above-average forecasted growth, below-average dividend yield, and above-average cyclicality (sensitivity to the economy) because of their belief that stocks with these qualities are undervalued in the current market.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MANAGER LINE-UP?

On March 1, 2004, the Fund's investment objective was changed and its investment objective was reclassified from "fundamental" to "non-fundamental." A non-fundamental investment objective may be changed by the Fund's Board of Trustees without shareholder approval. The Fund's prior investment objective was to provide income and capital growth by investing principally in equity securities. The change to the investment objective did not affect materially the manner in which the Fund is managed.

In November 2003, Strong Capital Management was replaced by Ark Asset Management in the growth style segment of the Fund. In April 2004, Barclays Global Investors was replaced in the value style segment by Institutional Capital Corporation and Schneider Capital Management.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE MULTI-MANAGER FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

Positive contributors to performance included the Fund's overweight in the materials sector, underweight in the technology sector, and favorable stock selection in these same sectors. The Fund's overweights in Qualcomm, ConocoPhilips, Tyco, eBay, and Archer Daniels Midland helped performance, along with its underweight in Merck. MFS, Marsico, and Montag & Caldwell had strong relative performance.

The Fund's overweights in companies with above-average growth and below-average dividend yields negatively affected performance relative to the Fund's benchmark. Other detractors to performance included below-average performance from the Fund's more aggressive managers, Turner, Suffolk, and Ark. Underweights in ExxonMobil and overweights in Tiffany, Boston Scientific, Electronic Arts, and Amgen also negatively impacted relative performance.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR STOCK SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

During the past 12 months, the market continued to recover, but unlike the prior year, the recovery was led by slower growing companies with high dividend yields. The strongest performing were energy and commodities, as well as interest-sensitive stocks like REITs, utilities, and financial services. Meanwhile, growth-oriented sectors such as technology, health care, and consumer staples were weak relative performers. Value stocks significantly outperformed growth stocks, and small companies modestly outperformed larger capitalization stocks.

These market conditions provided a challenging environment for active managers due to the strength in highly defensive

                                                      Diversified Equity Fund  5

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

companies while economic fundamentals remained strong. The Fund's money managers were underweight in the defensive groups that outperformed due to a belief that these stocks were overvalued.

Money Managers as of October 31, 2004                                Styles


Alliance Capital Management L.P., which
   acts as money manager to the Fund
   through its Bernstein Investment
   Research and Management Unit             Value
Ark Asset Management Co., Inc.              Growth
Institutional Capital Corporation           Value
Jacobs Levy Equity Management, Inc.         Market-Oriented
Marsico Capital Management, LLC             Growth
MFS Institutional Advisors, Inc.            Value
Montag & Caldwell, Inc.                     Growth
Schneider Capital Management Corporation    Value
Suffolk Capital Management, LLC             Market-Oriented
Turner Investment Partners, Inc.            Growth

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of Frank Russell Investment Management Company (FRIMCo), or any other person in FRIMCo or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and FRIMCo disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for a Frank Russell Investment Company (FRIC) Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any FRIC Fund.

                              --------------------

*     Diversified Equity Fund Class S assumes initial investment on November 1,
      1994.

** Russell 1000(R) Index includes the 1,000 largest companies in the Russell 3000(R) Index. The Russell 1000(R) Index represents the universe of stocks from which most active money managers typically select. The Russell 1000(R) Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

++ Diversified Equity Fund Class S performance has been linked with Class E to provide historical perspective. For the period May 27, 1997 (commencement of sale) to May 15, 1998, Class E paid shareholder service and Rule 12b-1 distribution fees. From May 16, 1998 through the current period, Class E paid only shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++ Diversified Equity Fund Class S and Class E performance has been linked with Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

sec.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 6  Diversified Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SHAREHOLDER EXPENSE EXAMPLE -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS ANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
--------------------------    --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $       996.65      $     1,014.90
Expenses Paid During
Period*                       $        10.09      $        10.18

* Expenses are equal to the Fund's annualized expense ratio of 2.01%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
--------------------------    --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,000.99      $     1,018.67
Expenses Paid During
Period*                       $         6.34      $         6.39

* Expenses are equal to the Fund's annualized expense ratio of 1.26%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
--------------------------    --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,002.56      $     1,019.92
Expenses Paid During
Period*                       $         5.08      $         5.13

* Expenses are equal to the Fund's annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                      Diversified Equity Fund  7

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 92.8%
Auto and Transportation - 2.8%
Airtran Holdings, Inc. (AE)                            91,900           1,068
American Axle & Manufacturing Holdings, Inc.           25,700             738
Autoliv, Inc.                                           9,000             385
BorgWarner, Inc.                                       11,900             552
Burlington Northern Santa Fe Corp.                     81,490           3,407
CSX Corp.                                             150,600           5,497
Dana Corp.                                             20,200             301
Delphi Corp.                                           99,500             837
FedEx Corp.                                            76,582           6,978
General Motors Corp. (N)                               44,100           1,700
Gentex Corp. (N)                                       45,300           1,495
Honda Motor Co., Ltd. - ADR                           119,925           2,913
JB Hunt Transport Services, Inc.                       10,500             429
Lear Corp.                                             10,000             539
Magna International, Inc. Class A                       5,600             409
Navistar International Corp. (AE)                     107,650           3,719
Norfolk Southern Corp.                                 37,000           1,256
Skywest, Inc. (N)                                      10,900             186
Southwest Airlines Co.                                193,900           3,058
Swift Transportation Co., Inc. (AE)                    56,650           1,071
Union Pacific Corp.                                    22,860           1,439
United Parcel Service, Inc. Class B                   157,100          12,439
Visteon Corp.                                         247,150           1,757
Werner Enterprises, Inc.                               88,675           1,880
Yellow Roadway Corp. (AE)                              73,900           3,546
                                                                 ------------
                                                                       57,599
                                                                 ------------
Consumer Discretionary - 16.3%
Aaron Rents, Inc. (N)                                   4,900             106
Accenture, Ltd. Class A (AE)                          212,400           5,142
Activision, Inc. (AE)                                  15,300             222
Advance Auto Parts (AE)                                30,900           1,209
Aeropostale, Inc. (AE)                                  9,900             312
American Eagle Outfitters                               7,800             319
Apollo Group, Inc. Class A (AE)                        47,700           3,148
Applebees International, Inc.                          12,700             290
Avon Products, Inc.                                    76,660           3,032
BearingPoint, Inc. (AE)                               233,300           2,030
Bed Bath & Beyond, Inc. (AE)                          236,072           9,629
Best Buy Co., Inc.                                     44,400           2,629
Borders Group, Inc.                                     9,300             212
Brink's Co. (The)                                       6,500             209
Carnival Corp.                                         87,650           4,432
CDW Corp.                                              43,800           2,717
CEC Entertainment, Inc. (AE)                            7,200             274
Cendant Corp.                                         604,250          12,442

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Charming Shoppes (AE)(N)                               15,300             117
Chico's FAS, Inc. (AE)                                 63,370           2,537
Circuit City Stores, Inc.                             198,400           3,224
Claire's Stores, Inc.                                  10,400             271
Coach, Inc. (AE)                                       98,260           4,582
Convergys Corp. (AE)                                   10,800             141
Darden Restaurants, Inc.                               25,400             622
Dillard's, Inc. Class A                                 7,800             160
DIRECTV Group, Inc. (The) (AE)                        362,199           6,074
Eastman Kodak Co. (N)                                  27,000             818
eBay, Inc. (AE)                                       117,016          11,422
Education Management Corp. (AE)                         9,800             263
Electronic Arts, Inc. (AE)                            164,933           7,409
Estee Lauder Cos., Inc. (The) Class A                  25,500           1,095
Federated Department Stores                            89,500           4,515
Fisher Scientific International (AE)                   69,070           3,962
Fossil, Inc. (AE)                                       5,500             164
Four Seasons Hotels, Inc. (N)                          55,788           3,772
Fox Entertainment Group, Inc. Class A (AE)            145,460           4,314
Gannett Co., Inc.                                      37,100           3,077
Gap, Inc. (The)                                       124,400           2,486
Getty Images, Inc. (AE)                                17,310           1,024
Gillette Co. (The)                                    207,100           8,591
Google, Inc. Class A (AE)(N)                           13,990           2,668
GTECH Holdings Corp. (N)                               26,400             625
Harrah's Entertainment, Inc. (N)                       15,650             916
Hasbro, Inc.                                           40,600             718
Home Depot, Inc.                                      210,400           8,643
International Game Technology                          83,900           2,772
Interpublic Group of Cos., Inc. (AE)                   32,000             392
Iron Mountain, Inc. (AE)                                6,000             198
Jack in the Box, Inc. (AE)(N)                           7,700             257
JC Penney Co., Inc. Holding Co.                       163,400           5,652
Jones Apparel Group, Inc.                              23,600             833
Kimberly-Clark Corp.                                  127,080           7,583
Kohl's Corp. (AE)                                     204,420          10,376
Leggett & Platt, Inc.                                  11,700             329
Liberty Media Corp. Class A (AE)                      490,550           4,376
Liberty Media International, Inc. Class A (AE)        102,197           3,684
Liz Claiborne, Inc.                                     5,500             225
Lowe's Cos., Inc.                                     228,009          12,832
Limited Brands, Inc.                                   29,800             738
Marriott International, Inc. Class A                  173,780           9,469
May Department Stores Co. (The)                        38,460           1,002
Maytag Corp. (N)                                        8,000             139
McDonald's Corp.                                      331,880           9,674
MGM Mirage (AE)                                         5,100             274

 8  Diversified Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
New York Times Co. Class A                              8,900             356
Newell Rubbermaid, Inc.                               125,850           2,713
Nike, Inc. Class B                                     60,038           4,882
Nordstrom, Inc.                                        13,000             561
Office Depot, Inc. (AE)                                65,900           1,067
Omnicom Group                                          41,600           3,282
Petco Animal Supplies, Inc. (AE)                        7,600             272
Priceline.com, Inc. (AE)(N)                            46,500             927
RadioShack Corp.                                       20,000             599
Reed Elsevier PLC - ADR (N)                            56,460           2,033
Royal Caribbean Cruises, Ltd. (N)                      73,512           3,426
RR Donnelley & Sons Co.                               182,250           5,732
Saks, Inc. (N)                                         27,950             342
SCP Pool Corp. (N)                                      5,100             149
Stanley Works (The)                                     5,400             240
Staples, Inc.                                         127,100           3,780
Starbucks Corp. (AE)                                   70,360           3,721
Starwood Hotels & Resorts Worldwide, Inc. (o)         200,750           9,582
Target Corp.                                          126,885           6,347
Tech Data Corp. (AE)                                   16,800             679
Tiffany & Co.                                          95,723           2,808
Time Warner, Inc. (AE)                                837,780          13,941
TJX Cos., Inc.                                         94,710           2,271
Tribune Co.                                            71,680           3,097
VeriSign, Inc. (AE)                                   242,260           6,500
VF Corp.                                               17,200             926
Viacom, Inc. Class B                                  168,239           6,139
Wal-Mart Stores, Inc.                                 342,940          18,491
Walt Disney Co.                                       187,440           4,727
Waste Management, Inc.                                247,000           7,035
WESCO International, Inc. (AE)                          3,200              80
Whirlpool Corp. (N)                                     2,800             165
Wynn Resorts, Ltd. (AE)(N)                             80,073           4,656
XM Satellite Radio Holdings, Inc. Class A
   (AE)(N)                                             47,700           1,542
Yahoo!, Inc. (AE)                                     226,970           8,214
Yum! Brands, Inc.                                      97,111           4,224
                                                                 ------------
                                                                      338,875
                                                                 ------------
Consumer Staples - 5.1%
Altria Group, Inc.                                    446,400          21,633
Anheuser-Busch Cos., Inc.                              46,700           2,333
Coca-Cola Co. (The)                                   159,400           6,481
Colgate-Palmolive Co.                                 104,600           4,667
CVS Corp.                                              46,890           2,038
Del Monte Foods Co. (AE)                               34,000             363
Diageo PLC - ADR (N)                                   22,080           1,187
Hershey Foods Corp.                                     5,200             264

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
HJ Heinz Co.                                           57,810           2,101
Kellogg Co.                                            94,630           4,069
Kraft Foods, Inc. Class A                              28,700             956
Kroger Co. (The) (AE)                                  83,600           1,263
PepsiCo, Inc.                                         407,390          20,198
Procter & Gamble Co.                                  496,898          25,431
Reynolds American, Inc. (N)                            18,200           1,253
Safeway, Inc. (AE)                                     64,700           1,180
Sara Lee Corp.                                        167,150           3,891
Smithfield Foods, Inc. (AE)                            82,150           1,990
Supervalu, Inc.                                        18,700             551
Unilever NV (N)                                         6,300             367
UST, Inc.                                              24,700           1,017
Whole Foods Market, Inc.                               28,500           2,321
WM Wrigley Jr Co.                                      11,400             746
                                                                 ------------
                                                                      106,300
                                                                 ------------
Financial Services - 18.4%
ACE, Ltd.                                               8,000             304
Aflac, Inc.                                            37,840           1,358
Alliance Data Systems Corp. (AE)                       65,470           2,768
Allstate Corp. (The)                                  137,450           6,610
American Express Co.                                  351,020          18,629
American International Group, Inc.                    315,955          19,182
AmeriCredit Corp. (AE)                                 48,900             949
Ameritrade Holding Corp. (AE)                          84,500           1,100
AON Corp.                                             143,000           2,919
Archstone-Smith Trust (o)                              29,200             980
Assurant, Inc.                                          6,900             186
Astoria Financial Corp.                                18,900             739
Automatic Data Processing, Inc.                        35,800           1,553
Bank of America Corp.                                 822,940          36,858
Bank of New York Co., Inc. (The)                       56,400           1,831
BB&T Corp.                                             22,200             913
Capital One Financial Corp.                            71,800           5,296
CB Richard Ellis Group, Inc. Class A (AE)              95,950           2,485
Checkfree Corp. (AE)                                  110,900           3,438
Chicago Mercantile Exchange Holdings, Inc. (N)         13,752           2,417
Chubb Corp.                                            94,740           6,834
Cigna Corp.                                            38,000           2,411
CIT Group, Inc.                                        50,400           2,036
Citigroup, Inc.                                     1,180,226          52,366
CNA Financial Corp. (AE)(N)                               400              10
Comerica, Inc.                                         23,100           1,421
Countrywide Financial Corp.                           203,266           6,490
Crescent Real Estate Equities Co. (o)                  28,450             455
Deluxe Corp.                                           16,000             609

                                                      Diversified Equity Fund  9

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Equity Office Properties Trust (o)                     73,600           2,070
Equity Residential (o)                                 34,500           1,151
Fannie Mae                                            150,110          10,530
Fidelity National Financial, Inc.                      12,210             461
First American Corp.                                    9,700             303
First Data Corp.                                       21,000             867
Fiserv, Inc. (AE)                                      21,500             764
Franklin Resources, Inc.                               87,400           5,298
Freddie Mac                                            68,550           4,565
Genworth Financial, Inc. Class A                      136,550           3,258
Goldman Sachs Group, Inc.                             242,668          23,874
Hartford Financial Services Group, Inc.               149,200           8,725
HRPT Properties Trust (o)(N)                            7,400              83
Huntington Bancshares, Inc.                            33,200             795
Instinet Group, Inc. (AE)                             155,500             746
JPMorgan Chase & Co.                                  686,929          26,515
Keycorp                                                48,100           1,616
Kimco Realty Corp. (o)                                  5,500             300
La Quinta Corp. (AE)(o)                                11,400              92
Legg Mason, Inc.                                        9,100             580
Lehman Brothers Holdings, Inc.                         26,200           2,152
Lincoln National Corp.                                111,700           4,892
Loews Corp.                                            25,450           1,524
Manulife Financial Corp. (N)                           13,743             640
MBIA, Inc.                                              9,505             550
MBNA Corp.                                            124,700           3,196
Mellon Financial Corp.                                146,400           4,231
Merrill Lynch & Co., Inc.                             214,324          11,561
Metlife, Inc.                                         152,170           5,836
MGIC Investment Corp. (N)                              10,200             656
Morgan Stanley                                         75,300           3,847
National City Corp.                                    51,240           1,997
Northern Trust Corp.                                    6,100             259
Ohio Casualty Corp. (AE)                                4,600              96
PartnerRe, Ltd.                                         8,300             483
Paychex, Inc.                                         189,300           6,208
PMI Group, Inc. (The)                                  38,400           1,491
PNC Financial Services Group, Inc.                     80,800           4,226
Regions Financial Corp.                                12,099             424
SLM Corp.                                             234,785          10,626
Sotheby's Holdings Class A (AE)                         7,200             135
Sovereign Bancorp, Inc. (N)                           203,800           4,412
St. Paul Travelers Cos., Inc. (The)                   283,020           9,611
SunTrust Banks, Inc.                                  174,760          12,300
T Rowe Price Group, Inc.                               53,630           2,991
TCF Financial Corp.                                    14,700             463
Torchmark Corp.                                        18,850           1,018
Trizec Properties, Inc. (o)                            79,850           1,274

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
UCBH Holdings, Inc. (N)                                20,240             872
US Bancorp                                             50,656           1,449
Wachovia Corp.                                         49,900           2,456
Waddell & Reed Financial, Inc. Class A                 23,450             493
Washington Mutual, Inc.                                78,280           3,030
Wells Fargo & Co.                                      49,000           2,926
XL Capital, Ltd. Class A                                5,000             363
                                                                 ------------
                                                                      384,428
                                                                 ------------
Health Care - 12.5%
Abbott Laboratories                                   179,400           7,648
Aetna, Inc.                                            11,900           1,131
AmerisourceBergen Corp.                                38,250           2,105
Amgen, Inc. (AE)                                      155,300           8,821
Amylin Pharmaceuticals, Inc. (AE)(N)                   44,600             950
Barr Pharmaceuticals, Inc. (AE)                         7,700             290
Baxter International, Inc.                             40,110           1,234
Beckman Coulter, Inc.                                  18,850           1,122
Biogen Idec, Inc. (AE)                                 62,600           3,641
Boston Scientific Corp. (AE)                          363,421          12,829
Bristol-Myers Squibb Co.                               19,000             445
Caremark Rx, Inc. (AE)                                213,030           6,385
Community Health Systems, Inc. (AE)                    12,400             333
CR Bard, Inc.                                          59,270           3,367
DaVita, Inc. (AE)                                      13,250             392
Eli Lilly & Co.                                       158,600           8,709
Endo Pharmaceuticals Holdings, Inc. (AE)                4,700             102
Eon Labs, Inc. (AE)                                    10,700             263
Express Scripts, Inc. (AE)                              3,900             250
Forest Laboratories, Inc. (AE)                         57,700           2,573
Genentech, Inc. (AE)                                  459,732          20,932
Gilead Sciences, Inc. (AE)                            292,770          10,139
GlaxoSmithKline PLC - ADR                             117,900           4,999
Guidant Corp.                                          93,000           6,196
HCA, Inc.                                              18,800             691
Humana, Inc. (AE)                                      20,470             392
ImClone Systems, Inc. (AE)                             19,600             858
IMS Health, Inc.                                       19,300             409
IVAX Corp. (AE)                                        69,875           1,265
Johnson & Johnson                                     574,690          33,549
Kinetic Concepts, Inc. (AE)                            26,600           1,325
Magellan Health Services, Inc. (AE)(N)                  2,300              86
McKesson Corp.                                          6,700             179
Medco Health Solutions, Inc. (AE)                      82,700           2,804
Medtronic, Inc.                                       270,307          13,815
Merck & Co., Inc.                                     168,400           5,273
Novartis AG - ADR                                      36,220           1,739
Pfizer, Inc.                                          978,745          28,334

 10  Diversified Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Quest Diagnostics                                      32,341           2,831
Roche Holding AG - ADR                                 18,520           1,887
Sanofi-Aventis - ADR (N)                              154,658           5,645
Schering-Plough Corp.                                  50,800             920
Sierra Health Services (AE)                             2,100             100
St. Jude Medical, Inc. (AE)                           171,299          13,116
Stryker Corp.                                          25,400           1,094
Tenet Healthcare Corp. (AE)                           233,250           2,500
UnitedHealth Group, Inc.                              237,620          17,204
Valeant Pharmaceuticals International (N)              44,300           1,063
Varian Medical Systems, Inc. (AE)                      20,600             827
WellPoint Health Networks (AE)                         19,000           1,856
Wright Medical Group, Inc. (AE)(N)                     12,141             314
Wyeth                                                  84,400           3,346
Zimmer Holdings, Inc. (AE)                            159,152          12,349
                                                                 ------------
                                                                      260,627
                                                                 ------------
Integrated Oils - 4.3%
BP PLC - ADR                                           68,610           3,997
ChevronTexaco Corp.                                   225,804          11,981
ConocoPhillips                                        342,406          28,867
Exxon Mobil Corp.                                     498,670          24,545
Marathon Oil Corp.                                    266,319          10,149
Occidental Petroleum Corp.                            114,200           6,376
Unocal Corp.                                           97,840           4,085
                                                                 ------------
                                                                       90,000
                                                                 ------------
Materials and Processing - 5.2%
Air Products & Chemicals, Inc.                         51,830           2,756
Alcoa, Inc.                                            57,900           1,882
American Standard Cos., Inc. (AE)                      33,000           1,207
Archer-Daniels-Midland Co.                          1,036,115          20,070
Bayer AG - ADR                                         53,620           1,521
Bemis Co.                                              11,000             291
Bowater, Inc.                                          62,330           2,296
Bunge, Ltd. (N)                                        89,500           4,272
Cia Vale do Rio Doce - ADR                             81,000           1,714
Corn Products International, Inc.                      80,500           3,961
Domtar, Inc.                                          135,350           1,643
Dow Chemical Co. (The)                                132,350           5,948
Eastman Chemical Co.                                   12,100             574
Ecolab, Inc.                                           29,900           1,012
EI Du Pont de Nemours & Co.                           103,425           4,434
FMC Corp. (AE)                                         11,600             509
Freeport-McMoRan Copper & Gold, Inc. Class B (N)      103,600           3,752
Georgia-Pacific Corp.                                  42,100           1,456
GrafTech International, Ltd. (AE)                         600               6

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hercules, Inc. (AE)                                    26,800             383
International Paper Co.                               189,860           7,312
International Steel Group, Inc. (AE)(N)                12,200             451
Lennar Corp. Class B (N)                               11,088             458
Lubrizol Corp.                                         22,100             768
Lyondell Chemical Co. (N)                              83,000           1,907
Martin Marietta Materials, Inc.                         5,300             241
Masco Corp.                                           129,500           4,437
Maverick Tube Corp. (AE)                                9,100             240
Medimmune, Inc. (AE)                                   36,100           1,026
Monsanto Co.                                          270,089          11,546
Mosaic Co. (The) (AE)                                 303,550           4,565
Newmont Mining Corp.                                    7,000             333
PPG Industries, Inc.                                   71,780           4,576
Praxair, Inc.                                          19,270             813
Reliance Steel & Aluminum Co.                           4,600             158
Sherwin-Williams Co. (The)                             13,600             581
Smurfit-Stone Container Corp. (AE)                    110,340           1,916
Sonoco Products Co.                                     5,500             147
St. Joe Co. (The)                                      58,050           2,955
Steel Dynamics, Inc. (N)                                9,500             315
Syngenta AG - ADR                                     112,630           2,144
Temple-Inland, Inc.                                     5,800             343
United States Steel Corp.                              24,500             900
                                                                 ------------
                                                                      107,819
                                                                 ------------
Miscellaneous - 4.5%
3M Co.                                                 51,900           4,026
Brunswick Corp.                                        34,600           1,623
Eaton Corp.                                             9,200             588
Fortune Brands, Inc.                                    7,300             532
General Electric Co.                                1,525,263          52,041
Honeywell International, Inc.                         256,200           8,629
ITT Industries, Inc.                                   11,700             949
Johnson Controls, Inc.                                 27,400           1,571
SPX Corp. (N)                                          15,500             594
Textron, Inc.                                          17,100           1,165
Tyco International, Ltd.                              675,023          21,027
                                                                 ------------
                                                                       92,745
                                                                 ------------
Other Energy - 2.0%
Anadarko Petroleum Corp.                               22,800           1,538
Apache Corp.                                          112,000           5,678
BJ Services Co.                                        14,100             719
Burlington Resources, Inc.                             34,100           1,415
Devon Energy Corp.                                     16,810           1,243
El Paso Corp.                                          87,000             778
EOG Resources, Inc.                                    57,800           3,847
GlobalSantaFe Corp.                                    20,000             590

                                                     Diversified Equity Fund  11

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Newfield Exploration Co. (AE)                          16,100             937
Noble Corp. (AE)                                       56,000           2,558
NRG Energy, Inc. (AE)                                 108,900           3,021
Peabody Energy Corp.                                   26,500           1,690
Premcor, Inc.                                          75,400           2,944
Reliant Energy, Inc. (AE)                             428,900           4,409
Schlumberger, Ltd.                                    142,000           8,937
Valero Energy Corp.                                    32,800           1,409
                                                                 ------------
                                                                       41,713
                                                                 ------------
Producer Durables - 4.7%
Agilent Technologies, Inc. (AE)                        58,450           1,465
Applied Materials, Inc. (AE)                          269,650           4,341
Axcelis Technologies, Inc. (AE)                        16,100             138
Boeing Co.                                            255,800          12,764
Caterpillar, Inc.                                     186,849          15,049
Centex Corp.                                           19,100             992
Cooper Industries, Ltd. Class A                        29,900           1,911
Crane Co.                                               6,000             167
Danaher Corp.                                          60,390           3,329
Deere & Co.                                           192,290          11,495
DR Horton, Inc.                                        18,600             558
Electro Scientific Industries, Inc. (AE)(N)             3,300              56
Emerson Electric Co.                                  113,850           7,292
Goodrich Corp.                                         25,520             787
Graco, Inc.                                             4,700             162
Hubbell, Inc. Class B                                  11,000             503
Illinois Tool Works, Inc.                              44,400           4,097
KB Home                                                 1,287             106
Koninklijke Philips Electronics NV                    182,500           4,347
Lennar Corp. Class A                                   77,226           3,474
Lockheed Martin Corp.                                 101,021           5,565
MDC Holdings, Inc. (N)                                 30,366           2,331
Nortel Networks Corp. (AE)                             43,700             148
Northrop Grumman Corp.                                 81,840           4,235
Novellus Systems, Inc. (AE)                            19,150             496
Parker Hannifin Corp.                                   9,300             657
Pitney Bowes, Inc.                                     12,000             525
Plantronics, Inc.                                       7,700             335
Pulte Homes, Inc.                                      11,600             637
Steelcase, Inc. Class A (N)                             3,100              41
Teradyne, Inc. (AE)                                    51,250             849
United Defense Industries, Inc. (AE)                    4,800             193
United Technologies Corp.                              64,500           5,987
Waters Corp. (AE)                                      49,610           2,048
                                                                 ------------
                                                                       97,080
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Technology - 12.1%
ADC Telecommunications, Inc. (AE)(N)                  190,000             420
Agere Systems, Inc. Class A (AE)                      391,650             474
Altera Corp. (AE)                                     295,900           6,726
Amphenol Corp. Class A (AE)                            12,000             412
Apple Computer, Inc. (AE)                              62,360           3,276
Applied Micro Circuits Corp. (AE)                      26,000              95
Arrow Electronics, Inc. (AE)                           12,500             300
Avaya, Inc. (AE)                                       72,600           1,045
Avnet, Inc. (AE)                                      158,250           2,684
Benchmark Electronics, Inc. (AE)                        3,200             109
Cisco Systems, Inc. (AE)                            1,114,820          21,416
Computer Sciences Corp. (AE)                           14,300             710
Comverse Technology, Inc. (AE)                         74,000           1,527
Dell, Inc. (AE)                                       570,364          19,997
DreamWorks Animation SKG, Inc. Class A (AE)             8,600             336
Electronic Data Systems Corp.                         149,750           3,185
EMC Corp. (AE)                                        565,120           7,273
Flextronics International, Ltd. (AE)(N)                24,000             289
General Dynamics Corp.                                 32,354           3,304
Hewlett-Packard Co.                                   316,160           5,900
Ingram Micro, Inc. Class A (AE)                        30,845             532
International Business Machines Corp.                 172,500          15,482
JDS Uniphase Corp. (AE)(N)                            303,500             962
Juniper Networks, Inc. (AE)(N)                        305,700           8,135
L-3 Communications Holdings, Inc. (N)                  64,300           4,239
LSI Logic Corp. (AE)(N)                                17,400              79
Lucent Technologies, Inc. (AE)(N)                     335,800           1,192
Macromedia, Inc. (AE)(N)                               45,200           1,227
Marvell Technology Group, Ltd. (AE)                   101,640           2,904
Maxim Integrated Products, Inc.                       159,000           6,994
MEMC Electronic Materials, Inc. (AE)                   10,300              97
Micron Technology, Inc. (AE)                           19,300             235
Microsoft Corp.                                     1,132,667          31,702
Motorola, Inc.                                        607,043          10,478
National Semiconductor Corp.                          154,300           2,577
NAVTEQ Corp. (AE)                                      37,400           1,508
Oracle Corp. (AE)                                     481,900           6,101
PerkinElmer, Inc.                                     164,700           3,383
PMC - Sierra, Inc. (AE)                               138,300           1,419
Qualcomm, Inc.                                        696,020          29,100
Research In Motion, Ltd. (AE)                          27,100           2,390
Rockwell Automation, Inc.                              51,500           2,147
Sanmina-SCI Corp. (AE)                                968,580           7,749
Skyworks Solutions, Inc. (AE)(N)                       93,100             828
Solectron Corp. (AE)                                  119,500             624
Sun MicroSystems, Inc. (AE)                           830,800           3,764
Symantec Corp. (AE)                                    62,430           3,555

 12  Diversified Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Tellabs, Inc. (AE)(N)                                  22,800             182
Texas Instruments, Inc.                               577,100          14,110
Veritas Software Corp. (AE)                           185,600           4,061
Vishay Intertechnology, Inc. (AE)                      48,850             632
Xilinx, Inc.                                          108,800           3,329
Zebra Technologies Corp. Class A (AE)                   6,100             323
                                                                 ------------
                                                                      251,518
                                                                 ------------
Utilities - 4.9%
AGL Resources, Inc.                                     5,900             184
Alltel Corp.                                           13,700             753
American Electric Power Co., Inc.                      45,800           1,508
AT&T Corp.                                             49,700             850
BellSouth Corp.                                       220,500           5,881
Centerpoint Energy, Inc.                               15,800             166
Cinergy Corp. (N)                                      35,600           1,407
CMS Energy Corp. (AE)(N)                               47,900             448
Comcast Corp. Class A (AE)                            455,223          13,429
Comcast Corp. Special Class A (AE)                    163,550           4,749
Constellation Energy Group, Inc.                       13,500             548
COX Communications, Inc. Class A (AE)                  34,220           1,179
Dominion Resources, Inc. (N)                          136,540           8,782
DTE Energy Co. (N)                                     36,600           1,563
Energy East Corp. (N)                                  55,580           1,401
Entergy Corp.                                         129,410           8,458
Exelon Corp.                                           78,800           3,122
FirstEnergy Corp.                                      76,580           3,165
KeySpan Corp.                                          24,510             979
National Fuel Gas Co.                                  10,640             298
Nextel Communications, Inc. Class A (AE)               49,550           1,313
Northeast Utilities                                    37,100             717
Pepco Holdings, Inc.                                   53,700           1,107
Pinnacle West Capital Corp.                             9,600             409
PPL Corp.                                              40,010           2,081
Progress Energy, Inc.                                  20,500             847
Progress Energy, Inc. - CVO                             5,500               1
Puget Energy, Inc.                                      7,000             163
SBC Communications, Inc.                              324,047           8,185
Sempra Energy                                          33,200           1,114
Sprint Corp.                                          279,720           5,860
Telephone & Data Systems, Inc.                         27,950           2,093

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
TXU Corp.                                              27,620           1,691
Verizon Communications, Inc.                          373,419          14,601
Vodafone Group PLC - ADR (N)                          136,157           3,511
Xcel Energy, Inc. (N)                                  31,000             530
                                                                 ------------
                                                                      103,093
                                                                 ------------

TOTAL COMMON STOCKS
(cost $1,724,603)                                                   1,931,797
                                                                 ------------

LONG-TERM INVESTMENTS - 0.0%
Corporate Bonds and Notes - 0.0%
Delta Air Lines, Inc.
   8.000% due 06/03/23                                  1,225             588
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $813)                                                               588
                                                                 ------------

SHORT-TERM INVESTMENTS - 7.0%
Frank Russell Investment Company
   Money Market Fund                              137,929,926         137,930
United States Treasury Bill (c)(z)(S)
   1.649% due 12/09/04                                  9,000           8,986
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $146,916)                                                       146,916
                                                                 ------------

OTHER SECURITIES - 2.7%
Frank Russell Investment Company
   Money Market Fund ((LOGO))                      22,298,445          22,298
State Street Securities Lending Quality Trust
   (X)                                             33,510,932          33,511
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $55,809)                                                         55,809
                                                                 ------------

TOTAL INVESTMENTS - 102.5%
(identified cost $1,928,141)                                        2,135,110

OTHER ASSETS AND LIABILITIES
NET - (2.5%)                                                          (51,451)
                                                                 ------------

NET ASSETS - 100.0%                                                 2,083,659
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                     Diversified Equity Fund  13

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 12/04 (38)                              11,489                141

S&P 500 E-Mini Index
   expiration date 12/04 (754)                             42,612                732

S&P 500 Index
   expiration date 12/04 (219)                             61,884                806

S&P Midcap 400 Index
   expiration date 12/04 (104)                             31,346                823
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                      2,502
                                                                     ===============

                                                       % OF
                                                        NET
PORTFOLIO SUMMARY (UNAUDITED)                         ASSETS
-----------------------------------------------------------------
Auto and Transportation                                       2.8
Consumer Discretionary                                       16.3
Consumer Staples                                              5.1
Financial Services                                           18.4
Health Care                                                  12.5
Integrated Oils                                               4.3
Materials and Processing                                      5.2
Miscellaneous                                                 4.5
Other Energy                                                  2.0
Producer Durables                                             4.7
Technology                                                   12.1
Utilities                                                     4.9
Long-Term Investments                                          --*
Short-Term Investments                                        7.0
Other Securities                                              2.7
                                                  ---------------
Total Investments                                           102.5
Other Assets and Liabilities, Net                            (2.5)
                                                  ---------------

Net Assets                                                  100.0
                                                  ===============

Futures Contracts                                             0.1

* Less than .05%

See accompanying notes which are an integral part of the financial statements.

 14  Diversified Equity Fund

                      (This page intentionally left blank)

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
(GRAPHIC)

                                                                  SPECIAL GROWTH - CLASS S             RUSSELL 2500(TM) **
                                                                  ------------------------             -------------------
Inception*                                                                 10000                              10000
1995                                                                       11765                              12137
1996                                                                       14226                              14417
1997                                                                       18696                              18616
1998                                                                       17045                              17182
1999                                                                       20142                              20275
2000                                                                       25459                              24994
2001                                                                       21627                              21954
2002                                                                       19560                              19948
2003                                                                       27700                              28264
2004                                                                       30093                              31752

Special Growth Fund - Class S
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,864               8.64%
5 Years                $      14,940               8.35%S
10 Years               $      30,093              11.64%S

Special Growth Fund - Class E ++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,837               8.37%
5 Years                $      14,755               8.08%S
10 Years               $      29,322              11.35%S

Special Growth Fund - Class C ++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,754               7.54%
5 Years                $      14,208               7.27%S
10 Years               $      28,092              10.87%S

Russell 2500(TM) Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,234              12.34%
5 Years                $      15,661               9.39%S
10 Years               $      31,752              12.25%S

 16  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to provide long-term capital growth.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDING OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2004, the Special Growth Fund Class S, Class E and Class C gained 8.64%, 8.37%, and 7.54% respectively. This compared to the Russell 2500(R) Index, which gained 12.34% during the same period. Class S, Class E and Class C performance is net of operating expenses of 1.29%, 1.54% and 2.29%, respectively. Index returns are unmanaged and do not include expenses of any kind.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MANAGERS.

The Fund's underperformance was caused foremost by security selection decisions and secondarily by sector allocation decisions. Security selection was particularly poor in the technology, consumer discretionary and health care sectors. The Fund's overweights in the technology and consumer discretionary sectors and underweight in the financial services sector were the primary sector allocation decisions resulting in negative returns relative to benchmark. The Fund's slight overweight to stocks with higher than benchmark expected growth rates, higher betas and lower dividend yields also contributed to its negative results relative to benchmark. The performance of the Fund's growth managers suffered over the past year as growth stocks were out of favor relative to value stocks.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THEY ARE POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

The market environment over the past 12 months has been characterized by strong returns to value stocks and poor returns to growth stocks. Higher earnings and higher beta growth stocks performed poorly while higher yielding stocks, including utility stocks and REIT's, performed very well during the year.

Neither the Fund nor its money managers changed investment approaches in response to the market environment. However, the Fund's money managers did consider the market environment in their respective security selection. By design, some of the Fund's money managers tended to perform better either due to a consistent earnings growth focus in the growth segment or due to a dividend yield orientation in the value segment, providing strong relative performance strength.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MANAGER LINE-UP?

On March 1, 2004, the Fund's investment objective was changed and its investment objective was reclassified from "fundamental" to "non-fundamental." A non-fundamental investment objective may be changed by the Fund's Board of Trustees without shareholder approval. The Fund's investment objective prior to March 1, 2004 was to maximize total return primarily through capital appreciation and assuming a higher level of volatility than the Diversified Equity Fund. The change to the investment objective did not affect materially the manner in which the Fund is managed.

Gould Investment Partners replaced Suffolk Capital as a money manager in the Fund in May of 2004. Like Suffolk, Gould pursues a relatively aggressive earnings momentum growth strategy. Gould has a very high portfolio turnover rate, as a key to success in investing in higher valuation growth stocks is a very strong sell discipline. Their portfolio tends to be concentrated among a few sectors in which companies with accelerating earnings are more prevalent such as technology, healthcare and producer durables.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE MULTI-MANAGER FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

The Fund's emphasis on price momentum, long term growth, beta, as well as an underweight to higher dividend yield stocks was the primary cause of the Fund's underperformance relative to benchmark during the year.

The Fund's more defensively-oriented managers (i.e., managers that emphasize stocks with one or more of the following traits: lower earnings variability, lower betas, lower valuations, higher financial quality or higher dividend yields) outperformed their respective indexes during the year, whether they pursued a growth or value style. For example, Delphi, a value style manager, outperformed its benchmark, the Russell 2500 Value Index, due to its emphasis of lower valuation and consistent earnings growth securities. Likewise, TimesSquare, a growth manager whose substyle is consistent earnings growth, performed better than most of its growth peers because the market rewarded the perceived safety of its holdings as measured by earnings certainty.

Aggressively-oriented managers (i.e., managers that emphasize stocks with one or more of the following traits: higher earnings variability, higher betas, higher valuations, lower financial quality or lower dividend yields) such as David J. Greene (value), Suffolk (growth) and Capital Works (growth), tended to perform relatively poorly whether they invested in contrarian value stocks with current earnings challenges or in aggressive growth stocks with high betas and accelerating but uncertain earnings.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR STOCK SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

The investment environment was neither hostile nor favorable to security selection during the year. The Fund fared poorly on the security selection front primarily because managers emphasized stocks with higher prospective growth, positive

                                                         Special Growth Fund  17

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

earnings estimate revisions, positive price momentum, and higher betas. While the Fund carried slight valuation discounts on multiple valuation metrics during the year, these were not enough to offset the negative affects of emphasizing securities with the aforementioned traits within all investment styles.

Money Manager as of October 31, 2004                                 Styles


CapitalWorks Investment Partners, LLC       Growth
David J. Greene and Company, LLC            Value
Delphi Management, Inc.                     Value
Goldman Sachs Asset Management, L.P.        Market-Oriented
Gould Investment Partners LLC               Growth
Jacobs Levy Equity Management, Inc.         Value
Roxbury Capital Management, LLC             Growth
TimesSquare Capital Management, Inc.        Growth

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of Frank Russell Investment Management Company (FRIMCo), or any other person in FRIMCo or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and FRIMCo disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for a Frank Russell Investment Company (FRIC) Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any FRIC Fund.

                              --------------------

*     Special Growth Fund Class S assumes initial investment on November 1,
      1994.

** Russell 2500(TM) Index is composed of the bottom 500 stocks in the Russell 1000(R) Index and all the stocks in the Russell 2000(R) Index. The Russell 2500(TM) Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

++ Special Growth Fund Class S performance has been linked with Class E to provide historical perspective. For the period November 4, 1996 (commencement of sale) to May 15, 1998, Class E paid shareholder service and Rule 12b-1 distribution fees. From May 16, 1998 through the current period, Class E paid only shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++ Special Growth Fund Class S and Class E performance has been linked with Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

sec.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 18  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SHAREHOLDER EXPENSE EXAMPLE -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS ANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
--------------------------    --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $       973.08      $     1,013.39
Expenses Paid During
Period*                       $        11.46      $        11.69

* Expenses are equal to the Fund's annualized expense ratio of 2.31%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
--------------------------    --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $       977.59      $     1,017.16
Expenses Paid During
Period*                       $         7.75      $         7.91

* Expenses are equal to the Fund's annualized expense ratio of 1.56%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
--------------------------    --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $       979.08      $     1,018.41
Expenses Paid During
Period*                       $         6.52      $         6.65

* Expenses are equal to the Fund's annualized expense ratio of 1.31%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                         Special Growth Fund  19

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 94.2%
Auto and Transportation - 5.1%
AAR Corp. (AE)                                         12,530             147
Alaska Air Group, Inc. (AE)(N)                         33,840             891
American Axle & Manufacturing Holdings, Inc.           70,900           2,035
Arkansas Best Corp.                                     4,621             181
ArvinMeritor, Inc. (N)                                 29,800             556
Autoliv, Inc.                                          87,700           3,750
BorgWarner, Inc.                                       27,600           1,280
Dana Corp.                                             89,900           1,340
Dura Automotive Systems, Inc. Class A (AE)(N)          10,400              87
EGL, Inc. (AE)(N)                                      56,100           1,794
ExpressJet Holdings, Inc. (AE)                         47,300             526
FLYi, Inc. (AE)(N)                                     51,300              72
Forward Air Corp. (AE)(N)                              11,300             465
General Maritime Corp. (AE)(N)                         31,300           1,189
Genesee & Wyoming, Inc. Class A (AE)                   15,400             390
Gentex Corp.                                           18,600             614
Golar LNG, Ltd. (AE)                                   39,300             634
Greenbrier Cos., Inc. (N)                               7,900             195
Grupo TMM SA ADR (AE)                                  92,900             231
Gulfmark Offshore, Inc. (AE)                           55,000           1,060
HUB Group, Inc. Class A (AE)                            9,500             382
JB Hunt Transport Services, Inc.                       64,660           2,642
Kansas City Southern (AE)                              39,500             670
Lear Corp.                                             26,500           1,429
Navistar International Corp. (AE)                      28,100             971
Offshore Logistics, Inc. (AE)                          48,400           1,750
Old Dominion Freight Line (AE)                         18,500             518
OMI Corp.                                              57,200           1,027
Oshkosh Truck Corp.                                    12,540             739
Overnite Corp.                                         52,780           1,708
Pacer International, Inc. (AE)                         28,500             506
Polaris Industries, Inc. (N)                           41,570           2,467
SCS Transportation, Inc. (AE)                          19,365             350
Skywest, Inc.                                          50,300             859
Stoneridge, Inc. (AE)                                   5,200              70
TBC Corp. (AE)                                          1,100              24
Teekay Shipping Corp. (N)                              23,200           1,072
Tenneco Automotive, Inc. (AE)                          41,500             529
TRW Automotive Holdings Corp. (AE)(N)                  20,700             380
Tsakos Energy Navigation, Ltd.                         13,185             493
UTI Worldwide, Inc.                                    23,300           1,515
Visteon Corp.                                          56,600             402
Werner Enterprises, Inc.                               64,180           1,361

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Westinghouse Air Brake Technologies Corp.              37,100             752
                                                                 ------------
                                                                       40,053
                                                                 ------------

Consumer Discretionary - 18.9%
Abercrombie & Fitch Co. Class A                        68,300           2,676
ABM Industries, Inc.                                   15,200             315
Activision, Inc. (AE)                                  94,800           1,373
Adesa, Inc.                                            34,400             693
Advance Auto Parts (AE)                                33,000           1,291
Advo, Inc. (N)                                         21,800             697
Aeropostale, Inc. (AE)                                 23,500             741
Alliance Gaming Corp. (AE)(N)                          78,365             725
American Eagle Outfitters                              13,800             564
American Greetings Class A                             75,620           2,000
American Woodmark Corp.                                 3,800             147
AnnTaylor Stores Corp. (AE)                            27,050             608
aQuantive, Inc. (AE)                                   16,300             146
Arbitron, Inc. (AE)                                    48,450           1,752
Asbury Automotive Group, Inc. (AE)                     21,090             285
Ask Jeeves (AE)(N)                                     16,600             428
Banta Corp.                                            19,900             810
Barnes & Noble, Inc. (AE)                              41,900           1,394
BearingPoint, Inc. (AE)                               172,200           1,498
Borders Group, Inc.                                    42,200             962
Brink's Co. (The)                                      49,610           1,592
Buckle, Inc. (The)                                      2,100              54
Build-A-Bear Workshop, Inc. (AE)                          655              16
Cato Corp. Class A (The) (N)                           12,700             292
CEC Entertainment, Inc. (AE)                            7,100             270
Central Garden and Pet Co. (AE)                         6,200             221
Charlotte Russe Holding, Inc. (AE)(N)                  54,100             715
Charming Shoppes (AE)(N)                              116,890             892
Chemed Corp. (N)                                       21,470           1,298
Choice Hotels International, Inc.                      26,840           1,339
ChoicePoint, Inc. (AE)                                 48,333           2,012
Circuit City Stores, Inc.                             247,460           4,022
CKE Restaurants, Inc. (AE)(N)                          28,210             340
Claire's Stores, Inc.                                  80,200           2,087
Consolidated Graphics, Inc. (AE)                        5,200             222
Convergys Corp. (AE)                                   80,120           1,042
Corinthian Colleges, Inc. (AE)                         37,600             540
Corporate Executive Board Co.                          55,919           3,560
Corrections Corp. of America (AE)                      18,625             647
Cost Plus, Inc. (AE)                                   16,772             542
CSK Auto Corp. (AE)                                    18,300             268
Darden Restaurants, Inc.                                8,800             216
Deckers Outdoor Corp. (AE)(N)                          20,900             791

 20  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Dick's Sporting Goods, Inc. (AE)(N)                    31,100           1,120
Digital Theater Systems, Inc. (AE)(N)                  58,860           1,001
Dillard's, Inc. Class A                                54,200           1,111
Earthlink, Inc. (AE)                                   56,500             584
Eastern Co. (The) (N)                                  47,200             787
Education Management Corp. (AE)                        88,600           2,376
Entercom Communications Corp. (AE)                     25,300             840
Entravision Communications Corp. Class A (AE)         119,855             965
Federated Department Stores                            18,600             938
FindWhat.com (AE)(N)                                   26,790             537
Finish Line Class A (N)                                26,540             919
Foot Locker, Inc.                                      33,400             815
FTI Consulting, Inc. (AE)(N)                           35,100             658
Furniture Brands International, Inc.                   33,500             731
Genesco, Inc. (AE)                                     18,400             471
Geo Group, Inc. (The) (AE)(N)                           4,900              98
Getty Images, Inc. (AE)                                38,800           2,294
Gray Television, Inc.                                  45,300             602
Greenfield Online, Inc. (AE)                           13,800             290
Grey Global Group, Inc. (N)                             1,050           1,051
GTECH Holdings Corp.                                  107,210           2,538
Guitar Center, Inc. (AE)(N)                            16,000             714
Handleman Co.                                          52,330           1,126
Harte-Hanks, Inc.                                      33,800             870
Hasbro, Inc.                                           67,900           1,201
Haverty Furniture Cos., Inc.                           11,100             187
Hearst-Argyle Television, Inc.                        126,590           3,299
Helen of Troy, Ltd. (AE)(N)                            36,930             980
Hewitt Associates, Inc. Class A (AE)                   41,000           1,149
Hilton Hotels Corp.                                    54,300           1,081
Hollinger International, Inc. Class A                  21,600             386
Hooker Furniture Corp.                                  4,500             100
HOT Topic, Inc. (AE)                                   44,400             913
Huron Consulting Group, Inc. (AE)                       2,635              51
IKON Office Solutions, Inc.                           112,430           1,181
Insight Enterprises, Inc. (AE)                         35,500             659
International Speedway Corp. Class A                   12,100             569
Jack in the Box, Inc. (AE)                             99,990           3,337
Jo-Ann Stores, Inc. (AE)                               22,300             550
Journal Communications, Inc. Class A                   19,000             306
Journal Register Co. (AE)                              15,600             293
Kelly Services, Inc. Class A                            4,990             134
Labor Ready, Inc. (AE)(N)                              90,490           1,299
Lamar Advertising Co. Class A (AE)                     26,400           1,093
Laureate Education, Inc. (AE)                          34,903           1,369
La-Z-Boy, Inc. Class C                                 31,900             421
Leapfrog Enterprises, Inc. (AE)(N)                     41,500             506
Lee Enterprises, Inc.                                  22,200           1,028

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Life Time Fitness, Inc. (AE)(N)                        13,400             312
Lin TV Corp. Class A (AE)(N)                           48,400             880
Lithia Motors, Inc. Class A (N)                        28,340             642
Liz Claiborne, Inc.                                    27,600           1,128
MarineMax, Inc. (AE)(N)                                12,500             315
Marvel Enterprises, Inc. (AE)(N)                       32,900             507
Maytag Corp. (N)                                       28,500             496
McClatchy Co. Class A                                  19,425           1,350
Mohawk Industries, Inc. (AE)                           13,400           1,140
Movado Group, Inc.                                      5,600              97
MPS Group, Inc. (AE)                                  128,200           1,350
MTR Gaming Group, Inc. (AE)(N)                          8,800              79
Nautilus Group, Inc. (N)                               86,825           1,706
Navigant Consulting, Inc. (AE)                         28,740             715
O'Reilly Automotive, Inc. (AE)(N)                      11,498             495
Orient-Express Hotels, Ltd. Class A                    45,500             808
Pacific Sunwear of California (AE)                     89,175           2,090
Papa John's International, Inc. (AE)(N)                 4,720             152
Payless Shoesource, Inc. (AE)                          45,400             432
PeopleSupport, Inc. (AE)(N)                            47,795             449
Petco Animal Supplies, Inc. (AE)                       55,760           1,995
Pier 1 Imports, Inc.                                   78,600           1,411
Pinnacle Entertainment, Inc. (AE)(N)                   12,700             187
Playtex Products, Inc. (AE)                            36,300             228
Polo Ralph Lauren Corp.                                62,800           2,319
Pre-Paid Legal Services, Inc. (AE)(N)                  32,310             901
Pulitzer, Inc.                                         33,150           1,748
Quiksilver, Inc. (AE)                                  26,488             722
Radio One, Inc. Class D (AE)                          110,200           1,619
RC2 Corp. (AE)                                          6,200             173
Regal Entertainment Group Class A (N)                  57,800           1,151
Resources Connection, Inc. (AE)                        17,300             726
Retail Ventures, Inc. (AE)                              8,900              64
Ross Stores, Inc.                                      33,500             880
RR Donnelley & Sons Co.                                37,791           1,189
Ruby Tuesday, Inc.                                     26,960             666
Russell Corp.                                          22,400             387
Ryan's Restaurant Group, Inc. (AE)(N)                  60,800             851
Sabre Holdings Corp. Class A                           53,200           1,144
Saks, Inc.                                            154,690           1,890
Scholastic Corp. (AE)                                  17,100             518
SCP Pool Corp.                                        102,000           2,977
Service Corp. International (AE)                       13,800              91
ShopKo Stores, Inc. (AE)(N)                            92,197           1,589
Sinclair Broadcast Group, Inc. Class A                 24,200             169
Sirva, Inc. (AE)                                       72,125           1,731
Sitel Corp. (AE)                                       12,400              23
Snap-On, Inc. Class C                                  31,300             920

                                                         Special Growth Fund  21

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sonic Automotive, Inc. (N)                             20,570             416
Sourcecorp (AE)                                         3,600              60
Speedway Motorsports, Inc. (N)                         35,800           1,185
Stage Stores, Inc. (AE)                                35,170           1,266
Steinway Musical Instruments (AE)                       2,500              69
Stewart Enterprises, Inc. Class A (AE)                 30,000             214
Tech Data Corp. (AE)                                   85,350           3,448
TeleTech Holdings, Inc. (AE)(N)                        72,300             723
THQ, Inc. (AE)                                         27,200             514
Tiffany & Co.                                          10,100             296
Too, Inc.                                              10,000             220
Toro Co.                                               15,960           1,089
Toys R Us, Inc. (AE)                                   45,800             825
Unifirst Corp. (N)                                      2,900              77
USANA Health Sciences, Inc. (AE)(N)                    43,940           1,311
Vail Resorts, Inc. (AE)(N)                             14,900             299
Valassis Communications, Inc. (AE)                     17,300             595
VeriSign, Inc. (AE)                                    44,700           1,199
Washington Post Class B                                 1,100           1,007
Waste Connections, Inc. (AE)                           11,840             373
Watson Wyatt & Co. Holdings                            11,600             308
WESCO International, Inc. (AE)                          6,900             173
West Corp. (AE)                                        33,500             942
Zale Corp. (AE)                                        32,500             927
                                                                 ------------
                                                                      148,559
                                                                 ------------

Consumer Staples - 1.7%
Adolph Coors Co. Class B                               14,200             947
Coca-Cola Bottling Co. Consolidated (N)                17,377             918
Constellation Brands, Inc. Class A (AE)                47,900           1,879
DIMON, Inc. (N)                                        16,700              97
Flowers Foods, Inc.                                    43,520           1,104
Lance, Inc.                                            11,600             196
Longs Drug Stores Corp. (N)                            40,260             994
NBTY, Inc. (AE)                                        47,760           1,315
Pathmark Stores, Inc. (AE)                            111,000             478
Pepsi Bottling Group, Inc.                             34,700             973
PepsiAmericas, Inc.                                    37,790             765
Pilgrim's Pride Corp. (N)                              56,800           1,536
Ralcorp Holdings, Inc.                                 16,900             621
Sanderson Farms, Inc. (N)                               5,770             187
Schweitzer-Mauduit International, Inc.                    200               6
Standard Commercial Corp. (N)                           2,000              32
Tootsie Roll Industries, Inc.                           6,470             196
Tyson Foods, Inc. Class A                              18,900             274
Universal Corp.                                        14,400             659
                                                                 ------------
                                                                       13,177
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Financial Services - 19.6%
21st Century Insurance Group                            7,100              94
Acadia Realty Trust (o)                                14,200             219
Advent Software, Inc. (AE)                             37,200             776
AG Edwards, Inc.                                       17,200             624
Alexandria Real Estate Equities, Inc. (o)               7,000             462
Alliance Data Systems Corp. (AE)                      120,965           5,115
Allmerica Financial Corp. (AE)                         34,200           1,029
AMB Property Corp. (o)                                  7,700             289
American Equity Investment Life Holding Co. (N)         5,000              49
American Financial Group, Inc.                         25,250             747
AmeriCredit Corp. (AE)(N)                             125,010           2,425
AmerUs Group Co. (N)                                    4,050             169
AMLI Residential Properties Trust (o)(N)                8,800             277
Anthracite Capital, Inc. (o)(N)                        40,900             474
Arden Realty, Inc. (o)                                 12,130             413
Aspen Insurance Holdings, Ltd.                         46,500           1,070
Associated Banc-Corp                                   37,945           1,316
Assurant, Inc.                                         20,200             537
Astoria Financial Corp.                                24,200             946
AvalonBay Communities, Inc. (o)                        25,300           1,656
Bank Mutual Corp. (N)                                  32,400             398
Bank of Hawaii Corp.                                   83,180           3,973
BankAtlantic Bancorp, Inc. Class A                     11,900             208
Banknorth Group, Inc.                                  24,400             861
Bear Stearns Cos., Inc. (The)                          11,550           1,094
BOK Financial Corp. (AE)                                4,429             202
Boykin Lodging Co. (o)(N)                               8,000              67
Brandywine Realty Trust (o)                            31,300             921
Brown & Brown, Inc.                                     7,600             317
Capital Automotive REIT (o)                            19,100             616
CapitalSource, Inc. (AE)(N)                            89,900           2,014
Capstead Mortgage Corp. (o)(N)                         12,430             137
CarrAmerica Realty Corp. (o)                           26,400             851
Cash America International, Inc. (N)                   27,130             686
CB Richard Ellis Group, Inc. Class A (AE)              41,100           1,064
CBL & Associates Properties, Inc. (o)                  10,300             675
Central Pacific Financial Corp. (N)                     4,400             134
Certegy, Inc.                                          25,000             884
CharterMac                                             28,700             665
Checkfree Corp. (AE)                                    8,400             260
Chemical Financial Corp. (N)                            3,200             119
CIT Group, Inc.                                        22,600             913
City Holding Co. (N)                                    3,600             125
City National Corp.                                    22,390           1,543

 22  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CNA Surety Corp. (AE)                                  59,700             703
Colonial BancGroup, Inc. (The)                        114,000           2,468
Colonial Properties Trust (o)                          12,100             472
Commerce Bancshares, Inc.                               3,157             155
Commerce Group, Inc. (N)                                7,900             400
Commercial Capital Bancorp, Inc.                       16,470             369
Commercial Federal Corp.                               34,300             954
Commercial Net Lease Realty (o)(N)                     45,860             882
Community Bank System, Inc.                            41,260           1,139
CompuCredit Corp. (AE)                                  9,700             185
Cornerstone Realty Income Trust, Inc. (o)(N)           21,600             212
Correctional Properties Trust (o)                       3,100              84
Corus Bankshares, Inc.                                  2,800             129
Cousins Properties, Inc. (o)                           18,300             681
CRT Properties, Inc. (o)                               45,210           1,002
CVB Financial Corp. (N)                                 3,740              93
Direct General Corp.                                   50,350           1,485
Doral Financial Corp.                                   4,130             173
Downey Financial Corp.                                 15,055             832
Duke Realty Corp. (o)                                  25,300             863
Eastgroup Properties (o)                                9,100             322
eFunds Corp. (AE)                                      22,895             451
Entertainment Properties Trust (o)                     10,500             419
Equifax, Inc.                                          26,500             693
Equity Inns, Inc. (o)(N)                               24,400             232
Equity One, Inc. (o)(N)                                26,300             552
Euronet Worldwide, Inc. (AE)                           61,525           1,410
Factset Research Systems, Inc.                          3,100             155
Fair Isaac Corp.                                        6,700             202
Federated Investors, Inc. Class B                      11,600             336
FelCor Lodging Trust, Inc. (AE)(o)(N)                  10,000             116
Fidelity Bankshares, Inc.                               3,400             132
Fidelity National Financial, Inc.                      23,850             900
First American Corp.                                   71,700           2,236
First Niagara Financial Group, Inc.                    39,300             548
First Republic Bank                                     2,800             135
Flushing Financial Corp. (N)                            8,100             156
Fulton Financial Corp. (N)                             10,804             232
Gabelli Asset Management, Inc. Class A (N)              9,210             425
GATX Corp.                                             25,900             707
Getty Realty Corp. (o)(N)                              10,000             281
Glacier Bancorp, Inc.                                   2,900              92
Global Payments, Inc. (N)                              52,795           2,891
Hancock Holding Co. (N)                                 6,300             199
Health Care Property Investors, Inc. (o)               52,100           1,450
Health Care REIT, Inc. (o)                             31,500           1,134
Healthcare Realty Trust, Inc. (o)                      20,700             835

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
HealthExtras, Inc. (AE)                                82,100           1,172
Heritage Property Investment Trust (o)(N)              15,200             465
Hibernia Corp. Class A                                 14,800             429
Highwoods Properties, Inc. (o)                         20,900             519
Hospitality Properties Trust (o)                       25,200           1,080
HRPT Properties Trust (o)                             295,250           3,304
Hypercom Corp. (AE)(N)                                 55,450             359
IMPAC Mortgage Holdings, Inc. (o)                      28,800             651
Independence Community Bank Corp.                      31,800           1,197
Infinity Property & Casualty Corp. (N)                 46,800           1,455
Innkeepers USA Trust (o)                               30,700             425
Instinet Group, Inc. (AE)                              20,500              98
Investors Financial Services Corp. (N)                 71,600           2,756
iPayment, Inc. (AE)                                    45,361           2,033
IPC Holdings, Ltd.                                     26,400           1,068
iStar Financial, Inc. (o)                              19,000             787
Jack Henry & Associates, Inc.                          60,200           1,122
Janus Capital Group, Inc.                              86,400           1,318
Jefferies Group, Inc.                                  25,500           1,023
Jones Lang LaSalle, Inc. (AE)                           9,100             291
Kilroy Realty Corp. (o)                                 8,000             318
Knight Trading Group, Inc. Class A (AE)                93,500             971
Kronos, Inc. (AE)                                      25,025           1,227
La Quinta Corp. (AE)(o)                               161,300           1,298
LandAmerica Financial Group, Inc. (N)                  73,365           3,592
Legg Mason, Inc.                                       15,750           1,003
Lexington Corporate Properties Trust (o)               12,600             283
Maguire Properties, Inc.                               14,100             369
Markel Corp. (AE)                                       6,500           2,067
Meristar Hospitality Corp. (AE)(o)                     69,900             408
Mid-America Apartment Communities, Inc. Class M
   (o)(N)                                               6,100             240
Montpelier Re Holdings, Ltd.                           26,500             988
Moody's Corp.                                           3,600             280
National Penn Bancshares, Inc. (N)                      4,805             127
Nationwide Financial Services                          10,000             346
Nationwide Health Properties, Inc. (o)                 31,600             713
Navigators Group, Inc. (AE)                               523              15
NBT Bancorp, Inc. (N)                                   2,700              62
NDCHealth Corp.                                        25,900             435
New Century Financial Corp. (o)                        43,740           2,412
North Fork BanCorp., Inc.                              20,000             882
Nuveen Investments, Inc. Class A (N)                   22,740             719
OceanFirst Financial Corp. (N)                          4,200             100
Ohio Casualty Corp. (AE)                               16,100             336
Omega Healthcare Investors, Inc. (o)                   13,740             155

                                                         Special Growth Fund  23

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Pacific Capital Bancorp (N)                            10,532             335
People's Bank (N)                                      30,400           1,140
PFF Bancorp, Inc.                                      18,970             748
Philadelphia Consolidated Holding Co. (AE)             20,816           1,207
Placer Sierra Bancshares (AE)                          28,695             689
Portfolio Recovery Associates, Inc. (AE)(N)            18,400             620
Prentiss Properties Trust (o)                          28,100           1,011
Primus Guaranty, Ltd. (AE)                             39,100             514
Procentury Corp.                                       25,365             245
Protective Life Corp.                                  20,700             814
Provident Bankshares Corp.                              7,276             253
Provident Financial Services, Inc.                        300               5
Providian Financial Corp. (AE)                         42,800             666
PS Business Parks, Inc. (o)                             6,900             303
Radian Group, Inc.                                     40,900           1,960
RAIT Investment Trust (o)                               5,400             144
Raymond James Financial, Inc.                          12,750             333
Reckson Associates Realty Corp. (o)                     6,000             182
Redwood Trust, Inc. (o)                                20,700           1,245
Regency Centers Corp. (o)                              18,620             910
RenaissanceRe Holdings, Ltd.                           22,800           1,067
Republic Bancorp, Inc. Class A                         43,670           1,216
Ryder System, Inc.                                     75,160           3,767
Senior Housing Properties Trust (o)                    74,820           1,404
Silicon Valley Bancshares (AE)(N)                      64,100           2,565
SL Green Realty Corp. (o)                               5,600             307
Southwest Bancorp, Inc.                                56,000           1,315
Sovereign Bancorp, Inc.                                38,900             842
Sovran Self Storage, Inc. (o)                          25,400             992
Stancorp Financial Group, Inc.                         18,800           1,417
State Auto Financial Corp.                              8,000             228
Sterling Bancorp (N)                                    5,940             171
Sterling Financial Corp. (AE)(N)                       22,427             843
Sterling Financial Corp. (N)                            2,100              56
Stewart Information Services Corp.                     34,300           1,455
Summit Properties, Inc. (o)                            11,600             352
Susquehanna Bancshares, Inc.                            7,400             184
TCF Financial Corp.                                    60,500           1,907
Texas Regional Bancshares, Inc. Class A (N)             8,900             284
Trizec Properties, Inc. (o)                             8,660             138
UCBH Holdings, Inc. (N)                                24,300           1,047
UICI (N)                                               36,900           1,092
UMB Financial Corp. (N)                                 6,978             359
United Bankshares, Inc.                                 9,900             363
United Community Banks, Inc. (N)                        1,300              31

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Universal Health Realty Income Trust (o)                4,200             132
W Holding Co., Inc.                                    32,000             640
Webster Financial Corp.                                22,300           1,066
Weingarten Realty Investors (o)                        27,300             987
WellChoice, Inc. (AE)                                  26,900           1,123
WesBanco, Inc. (N)                                      3,500             106
Westamerica BanCorp.                                   11,900             681
Whitney Holding Corp.                                  14,900             650
World Acceptance Corp. (AE)                               540              13
WR Berkley Corp.                                       29,020           1,240
WSFS Financial Corp.                                    4,300             234
Zenith National Insurance Corp. (N)                    21,920             900
Zions BanCorp.                                         13,500             893
                                                                 ------------
                                                                      154,225
                                                                 ------------

Health Care - 11.1%
Able Laboratories, Inc. (AE)(N)                        34,100             739
Accelrys, Inc. (AE)                                    80,500             464
Advanced Medical Optics, Inc. (AE)(N)                  26,290           1,028
Advanced Neuromodulation Systems, Inc. (AE)(N)         28,490             907
Alkermes, Inc. (AE)(N)                                 35,117             434
Alliance Imaging, Inc. (AE)(N)                          6,600              49
Alpharma, Inc. Class A                                 31,300             531
Amedisys, Inc. (AE)                                    47,935           1,449
American Medical Systems Holdings, Inc. (AE)           35,952           1,334
Animas Corp. (AE)(N)                                   29,565             422
Applera Corp. - Celera Genomics Group (AE)             96,200           1,233
Arthrocare Corp. (AE)(N)                               57,505           1,772
Bausch & Lomb, Inc.                                     6,100             372
Bio-Rad Laboratories, Inc. Class A (AE)                19,480           1,013
Cephalon, Inc. (AE)(N)                                 57,830           2,757
Charles River Laboratories International, Inc.
   (AE)                                                60,977           2,853
Community Health Systems, Inc. (AE)                    73,300           1,966
Connetics Corp. (AE)(N)                                34,400             925
Covance, Inc. (AE)                                     13,020             517
Cytyc Corp. (AE)                                       45,830           1,196
Dade Behring Holdings, Inc. (AE)                       63,980           3,602
DaVita, Inc. (AE)                                     128,939           3,820
Digene Corp. (AE)(N)                                   24,425             614
Edwards Lifesciences Corp. (AE)                        49,700           1,699
Enzon Pharmaceuticals, Inc. (AE)(N)                    27,220             440
Flamel Technologies ADR (AE)(N)                        39,565             648
Foxhollow Technologies, Inc. (AE)                       3,035              42

 24  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Genencor International, Inc. (AE)(N)                   37,700             585
Gen-Probe, Inc. (AE)                                   72,810           2,551
Gentiva Health Services, Inc. (AE)                     16,076             273
Given Imaging, Ltd. (AE)(N)                            35,273           1,138
Health Net, Inc. (AE)                                  64,200           1,557
Healthsouth Corp. (AE)(N)                             133,200             729
Henry Schein, Inc. (AE)                                14,820             937
Hologic, Inc. (AE)                                     33,600             675
Humana, Inc. (AE)                                     156,300           2,993
I-Flow Corp. (AE)                                      38,940             539
Immucor, Inc. (AE)                                     14,060             434
Intralase Corp. (AE)(N)                                27,350             526
Kindred Healthcare, Inc. (AE)(N)                       68,700           1,656
Kos Pharmaceuticals, Inc. (AE)(N)                      37,201           1,328
Kyphon, Inc. (AE)                                      13,800             347
Ligand Pharmaceuticals, Inc. Class B (AE)(N)           54,600             487
Lincare Holdings, Inc. (AE)                            38,300           1,408
Magellan Health Services, Inc. (AE)                    49,800           1,863
MannKind Corp. (AE)(N)                                 14,060             246
Manor Care, Inc.                                       12,200             399
Martek Biosciences Corp. (AE)(N)                        4,700             221
Maxygen, Inc. (AE)(N)                                   7,600              73
Medcath Corp. (AE)(N)                                   4,700              82
Mentor Corp.                                            8,600             299
Molecular Devices Corp. (AE)(N)                        41,329             827
Myriad Genetics, Inc. (AE)(N)                          27,900             494
Nabi Biopharmaceuticals (AE)(N)                        67,343             933
NeighborCare, Inc. (AE)                                 1,000              26
Neurocrine Biosciences, Inc. (AE)(N)                   16,420             764
North American Scientific, Inc. (AE)                   31,995             163
Omnicare, Inc.                                         11,100             306
Option Care, Inc. (N)                                  11,200             147
Pain Therapeutics, Inc. (AE)(N)                        56,453             392
Par Pharmaceutical Cos., Inc. (AE)                     19,700             777
Parexel International Corp. (AE)                       26,700             514
Pediatrix Medical Group, Inc. (AE)                     30,900           1,738
Perrigo Co.                                            44,017             800
Pharmaceutical Product Development, Inc. (AE)(N)       36,100           1,525
Pharmacopeia Drug Discovery, Inc. (AE)                 49,550             289
Praecis Pharmaceuticals, Inc. (AE)(N)                  15,800              28
Protein Design Labs, Inc. (AE)                        116,500           2,231
Renal Care Group, Inc. (AE)                            18,020             569
Respironics, Inc. (AE)                                 42,620           2,177
Salix Pharmaceuticals, Ltd. (AE)(N)                    25,049             402
Sepracor, Inc. (AE)(N)                                 19,300             886
Serologicals Corp. (AE)(N)                             59,100           1,398
SFBC International, Inc. (AE)(N)                        9,800             273

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Shire Pharmaceuticals PLC ADR                          17,900             508
Sierra Health Services (AE)(N)                         45,700           2,181
SonoSite, Inc. (AE)(N)                                 14,440             417
Stericycle, Inc. (AE)                                  32,100           1,455
Sybron Dental Specialties, Inc. (AE)                   57,966           1,888
Symbion, Inc. (AE)                                     51,700             803
TLC Vision Corp. (AE)(N)                               87,230             831
Triad Hospitals, Inc. (AE)                             23,800             786
United Surgical Partners International, Inc.
   (AE)                                                27,387             959
United Therapeutics Corp. (AE)(N)                       8,800             275
Universal Health Services, Inc. Class B                25,600           1,064
VCA Antech, Inc. (AE)(N)                               67,300           1,509
Ventana Medical Systems (AE)(N)                        37,900           2,051
Vicuron Pharmaceuticals, Inc. (AE)(N)                  43,045             603
West Pharmaceutical Services, Inc.                      2,000              46
Zymogenetics, Inc. (AE)(N)                             22,100             417
                                                                 ------------
                                                                       87,624
                                                                 ------------

Materials and Processing - 8.1%
Aceto Corp.                                            53,200             838
Airgas, Inc.                                           17,800             438
AK Steel Holding Corp. (AE)                            32,800             313
Albany International Corp. Class A                     13,300             399
Albemarle Corp.                                         8,500             305
AM Castle & Co. (AE)                                   34,800             392
Applied Films Corp. (AE)                               31,980             742
Aptargroup, Inc.                                       15,400             723
Arch Chemicals, Inc. (AE)(N)                            7,010             199
Armor Holdings, Inc. (AE)                              29,200           1,081
Ashland, Inc.                                          26,100           1,504
Ball Corp.                                             43,100           1,718
Beacon Roofing Supply, Inc. (AE)(N)                    22,525             422
Bemis Co.                                               3,900             103
Brady Corp. Class A                                     8,200             445
Building Material Holding Corp. (N)                     5,900             171
Cabot Corp.                                            38,400           1,309
Calgon Carbon Corp. (N)                                83,020             571
Carpenter Technology                                   20,500             973
Chesapeake Corp.                                        6,130             142
Clarcor, Inc.                                          21,630           1,066
Cleveland-Cliffs, Inc.                                  9,300             678
Comfort Systems USA, Inc. (AE)                         32,510             225
Constar International, Inc. (AE)(N)                    41,500             224
Corn Products International, Inc.                      22,700           1,117
Crown Holdings, Inc. (AE)                              90,100           1,023
Cytec Industries, Inc.                                 55,100           2,563
Dycom Industries, Inc. (AE)                             2,610              85

                                                         Special Growth Fund  25

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ennis, Inc.                                             6,800             138
FMC Corp. (AE)                                         28,600           1,254
Georgia Gulf Corp.                                     28,690           1,299
Griffon Corp. (AE)                                     32,340             720
Harsco Corp.                                           20,900           1,013
Hercules, Inc. (AE)                                    75,300           1,075
Hughes Supply, Inc.                                   134,470           3,821
Insituform Technologies, Inc. Class A (AE)             35,400             702
International Steel Group, Inc. (AE)(N)                19,500             720
Jacuzzi Brands, Inc. (AE)                             152,000           1,315
Lafarge North America, Inc.                            38,600           1,891
Longview Fibre Co.                                     75,395           1,161
Louisiana-Pacific Corp.                               109,820           2,692
Lubrizol Corp.                                         45,000           1,563
Martin Marietta Materials, Inc.                        38,900           1,771
Mosaic Co. (The) (AE)                                  31,000             466
Mueller Industries, Inc.                               18,700             499
Myers Industries, Inc.                                  7,700              82
NCI Building Systems, Inc. (AE)                         5,700             183
NewMarket Corp. (AE)                                    4,500             101
Octel Corp.                                             7,900             152
Pactiv Corp. (AE)                                      34,600             820
Perini Corp. (AE)                                      81,865           1,293
Polyair Inter Pack, Inc. (AE)(N)                       97,500             819
PolyOne Corp. (AE)                                     48,100             364
Precision Castparts Corp.                              17,500           1,050
Quanex Corp. (N)                                       13,700             695
Quanta Services, Inc. (AE)(N)                         140,900             947
Reliance Steel & Aluminum Co.                          28,900             992
Ryerson Tull, Inc.                                     33,200             542
Sealed Air Corp. (AE)                                  25,200           1,248
Shaw Group, Inc. (The) (AE)(N)                         76,800             936
Silgan Holdings, Inc.                                  25,700           1,220
Southern Peru Copper Corp.                              6,110             264
Standard Register Co. (The)                            11,400             121
Steel Technologies, Inc. (N)                            9,600             230
Terra Industries, Inc. (AE)(N)                         74,100             567
Texas Industries, Inc.                                 47,800           2,434
Trammell Crow Co. (AE)                                  8,400             130
Tredegar Corp. (N)                                      2,800              47
Unifi, Inc. (AE)(N)                                    50,300             163
URS Corp. (AE)                                         12,900             356
USEC, Inc. (N)                                         48,270             466
USG Corp. (AE)(N)                                     111,940           2,506
Valmont Industries, Inc.                                4,200              91
Washington Group International, Inc. (AE)(N)           32,774           1,143

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Watsco, Inc.                                           39,060           1,112
Worthington Industries                                 31,800             631
                                                                 ------------
                                                                       63,574
                                                                 ------------

Miscellaneous - 1.1%
Allete, Inc.                                           10,866             369
Brunswick Corp.                                        72,590           3,407
Carlisle Cos., Inc.                                    13,900             808
Hillenbrand Industries, Inc.                            2,400             119
Johnson Controls, Inc.                                 13,600             780
Textron, Inc.                                          14,650             998
Trinity Industries, Inc. (N)                           25,000             779
Wesco Financial Corp.                                   3,563           1,222
                                                                 ------------
                                                                        8,482
                                                                 ------------

Other Energy - 4.4%
Berry Petroleum Co. Class A                            23,700             904
Cal Dive International, Inc. (AE)                      50,300           1,781
CARBO Ceramics, Inc.                                    4,890             353
Cooper Cameron Corp. (AE)                              17,600             851
Denbury Resources, Inc. (AE)                           81,700           2,026
Dril-Quip, Inc. (AE)                                    4,700             105
Dynegy, Inc. Class A (AE)(N)                           97,700             482
Enbridge Energy Partners, LP (N)                       16,500             775
Encore Acquisition Co. (AE)(N)                          3,800             124
ENSCO International, Inc.                              42,100           1,286
Global Power Equipment Group, Inc. (AE)                19,500             157
Houston Exploration Co. (AE)(N)                        65,720           3,852
Hydril (AE)                                             8,000             352
Nabors Industries, Ltd. (AE)                           13,300             653
National-Oilwell, Inc. (AE)                            49,400           1,665
NRG Energy, Inc. (AE)                                  69,920           1,940
Oil States International, Inc. (AE)                    33,700             619
Patina Oil & Gas Corp.                                 41,700           1,193
Patterson-UTI Energy, Inc.                             94,500           1,817
Petroquest Energy, Inc. (AE)                           34,000             167
Plains Exploration & Production Co. (AE)               27,390             685
Range Resources Corp.                                  17,655             277
Remington Oil & Gas Corp. (AE)                          4,000             102
Rowan Cos., Inc. (AE)                                  34,000             868
Smith International, Inc. (AE)                         16,800             976
Superior Energy Services (AE)                          63,400             817
Swift Energy Co. (AE)                                   9,047             219
Talisman Energy, Inc.                                  40,855           1,098
TEPPCO Partners, LP (N)                                26,200           1,031
Unit Corp. (AE)                                        37,598           1,395

 26  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Universal Compression Holdings, Inc. (AE)              35,030           1,211
Veritas DGC, Inc. (AE)                                120,530           2,543
Vintage Petroleum, Inc.                                55,400           1,163
XTO Energy, Inc.                                       42,657           1,424
                                                                 ------------
                                                                       34,911
                                                                 ------------

Producer Durables - 5.8%
AGCO Corp. (AE)                                        57,300           1,113
Alliant TechSystems, Inc. (AE)                          8,900             512
Alvarion, Ltd.                                         18,300             245
American Tower Corp. Class A (AE)                      54,500             937
ARGON ST, Inc. (AE)(N)                                 11,800             288
Arris Group, Inc. (AE)(N)                              95,800             445
Briggs & Stratton Corp.                                13,805             991
C&D Technologies, Inc.                                 19,800             354
Cascade Corp.                                          35,600           1,057
Champion Enterprises, Inc. (AE)(N)                     67,948             740
CNH Global NV                                          50,400             859
Cognex Corp.                                           21,200             543
Curtiss-Wright Corp. (N)                               19,670           1,098
Cymer, Inc. (AE)(N)                                    32,600             930
Dominion Homes, Inc. (AE)(N)                            3,100              65
DR Horton, Inc.                                        35,150           1,055
Ducommun, Inc. (AE)                                    20,800             490
ESCO Technologies, Inc. (AE)                           11,105             775
FSI International, Inc. (AE)(N)                        24,200             113
Genlyte Group, Inc. (AE)                                6,210             457
Goodrich Corp.                                         60,200           1,856
Graco, Inc.                                            21,595             743
Hovnanian Enterprises, Inc. Class A (AE)               14,500             544
IDAX Corp.                                             61,960           2,286
Imagistics International, Inc. (AE)                     4,320             149
Kadant, Inc. (AE)                                       4,300              78
Kimball International, Inc. Class B                    12,500             169
Lennar Corp. Class A                                   21,050             947
Littelfuse, Inc. (AE)                                   8,980             293
Manitowoc Co. (N)                                      24,300             858
MDC Holdings, Inc.                                     22,350           1,715
Measurement Specialties, Inc. (AE)(N)                  30,053             778
Meritage Homes Corp. (AE)(N)                           16,500           1,464
Mettler Toledo International, Inc. (AE)                27,900           1,336
Middleby Corp. (N)                                      2,770             136
Milacron, Inc. (AE)(N)                                 99,400             273
Moog, Inc. Class A (AE)                                14,200             533
Novellus Systems, Inc. (AE)                            16,300             422
Orbital Sciences Corp. (AE)(N)                         39,200             406

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Orleans Homebuilders, Inc. (AE)(N)                      6,300             132
Overstock.com, Inc. (AE)(N)                             9,300             504
Pall Corp.                                             49,300           1,275
Paxar Corp. (AE)                                        8,200             181
Pentair, Inc.                                          52,900           1,977
Photon Dynamics, Inc. (AE)(N)                          41,500             759
Photronics, Inc. (AE)                                  32,200             565
Polycom, Inc. (AE)                                     35,900             741
RAE Systems, Inc. (AE)(N)                              59,600             415
Spatialight, Inc. (AE)(N)                             115,491             752
Standard-Pacific Corp.                                 36,517           2,050
Steelcase, Inc. Class A (N)                            15,600             204
Symmetricom, Inc. (AE)(N)                             128,580           1,092
Technical Olympic USA, Inc. (N)                         7,700             195
Tecumseh Products Co. Class A                          15,930             689
Tektronix, Inc.                                        32,500             986
Teledyne Technologies, Inc. (AE)                       44,400           1,135
Tennant Co.                                             3,730             152
Toll Brothers, Inc. (AE)(N)                            25,700           1,191
Ultratech, Inc. (AE)(N)                                43,960             748
United Defense Industries, Inc. (AE)                   20,600             827
United Industrial Corp.                                 4,600             147
Watts Water Technologies, Inc. Class A                 46,000           1,193
                                                                 ------------
                                                                       45,963
                                                                 ------------

Technology - 15.4%
3Com Corp. (AE)                                       264,800           1,096
Acxiom Corp.                                           41,690           1,042
Aeroflex, Inc. (AE)                                   138,200           1,534
Agile Software Corp. (AE)(N)                          177,500           1,516
Agilysys, Inc. (N)                                     19,400             332
Aladdin Knowledge Systems (AE)                         13,600             342
Alliance Semiconductor Corp. (AE)(N)                   69,200             239
Anixter International, Inc.                            76,760           2,966
Anteon International Corp. (AE)(N)                     18,500             727
Applied Micro Circuits Corp. (AE)                     113,800             414
Ariba, Inc. (AE)(N)                                   129,300           1,985
Artisan Components, Inc. (AE)                           9,400             304
Ascential Software Corp. (AE)                          76,675           1,080
ATI Technologies, Inc. (AE)                            82,200           1,484
Atmel Corp. (AE)                                      576,240           1,832
Audible, Inc. (AE)(N)                                  13,600             280
Avaya, Inc. (AE)                                      115,300           1,660
Avnet, Inc. (AE)                                      191,739           3,252
Avocent Corp. (AE)                                     22,700             808
AVX Corp. (N)                                          54,500             654
BEI Technologies, Inc.                                 37,500           1,121
Benchmark Electronics, Inc. (AE)                       19,200             652

                                                         Special Growth Fund  27

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Borland Software Corp. (AE)(N)                         83,000             850
Brocade Communications Systems, Inc. (AE)(N)           47,300             321
Cadence Design Systems, Inc. (AE)                      62,800             781
Ceridian Corp. (AE)                                    41,200             711
Cognos, Inc. (AE)                                      90,675           3,584
Coherent, Inc. (AE)                                    16,670             402
CommScope, Inc. (AE)(N)                                81,950           1,476
Comverse Technology, Inc. (AE)                        160,700           3,317
Cree, Inc. (AE)(N)                                    114,800           3,963
Digital River, Inc. (AE)                               56,800           1,891
Digitas, Inc. (AE)                                     74,750             673
Diodes, Inc. (AE)                                      39,000           1,140
Ditech Communications Corp. (AE)                       80,900           1,856
Dot Hill Systems Corp. (AE)                            95,180             595
DreamWorks Animation SKG, Inc. Class A (AE)             6,700             262
E.piphany, Inc. (AE)(N)                                67,300             295
EDO Corp. (N)                                          59,700           1,670
EMS Technologies, Inc. (AE)(N)                          3,300              56
Epicor Software Corp. (AE)(N)                          43,800             673
Equinix, Inc. (AE)(N)                                  57,200           2,156
Fairchild Semiconductor International, Inc. (AE)       74,600           1,072
Filenet Corp. (AE)                                     16,000             445
Finisar Corp. (AE)                                    246,825             363
Flir Systems, Inc. (AE)                                11,000             585
Formfactor, Inc. (AE)(N)                               37,000             868
GTSI Corp. (AE)                                        70,000             736
Harmonic, Inc. (AE)(N)                                 88,220             734
Harris Corp.                                            7,300             449
ID Systems, Inc. (AE)(N)                               42,600             641
II-VI, Inc.                                            27,500             942
InFocus Corp. (AE)                                     44,400             286
Informatica Corp. (AE)                                 93,000             726
Innovative Solutions & Support, Inc. (AE)(N)           31,923             670
Integrated Circuit Systems, Inc. (AE)(N)               46,000           1,037
Integrated Device Technology, Inc. (AE)                84,100             994
Integrated Silicon Solutions, Inc. (AE)(N)             90,000             676
Intermagnetics General Corp. (AE)(N)                   26,385             673
International Rectifier Corp. (AE)                      9,000             358
Internet Security Systems (AE)(N)                     135,800           2,955
Intersil Corp. Class A                                 62,100           1,013
Jupitermedia Corp. (AE)                                27,800             551
Kemet Corp. (AE)                                       24,800             192
Keynote Systems, Inc. (AE)                             49,800             700
Lawson Software, Inc. (AE)(N)                          50,000             286

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LSI Logic Corp. (AE)                                   76,900             350
Macromedia, Inc. (AE)                                  48,800           1,324
Macrovision Corp. (AE)                                 62,745           1,697
Matrixone, Inc. (AE)(N)                               217,800           1,241
Maxtor Corp. (AE)                                     300,700             890
Mentor Graphics Corp. (AE)                             45,234             527
Mercury Computer Systems, Inc. (AE)(N)                 55,800           1,409
Mercury Interactive Corp. (AE)                         17,600             764
Methode Electronics, Inc.                              11,760             158
Micros Systems, Inc. (AE)                              10,800             638
Microsemi Corp. (AE)                                  107,300           1,667
MicroStrategy, Inc. Class A (AE)(N)                    17,117           1,027
Microtune, Inc. (AE)                                   92,310             406
MRO Software, Inc. (AE)                                 6,575              72
MRV Communications, Inc. (AE)                         112,355             390
MSC.Software Corp. (AE)(N)                             85,400             742
Multi-Fineline Electronix, Inc. (AE)                   37,400             462
National Instruments Corp. (N)                         11,100             306
NAVTEQ Corp. (AE)                                      10,900             439
Newport Corp. (AE)                                     42,300             478
Novatel Wireless, Inc. (AE)(N)                        107,880           2,239
Nvidia Corp. (AE)                                      17,100             247
Open Solutions, Inc. (AE)                              54,000           1,521
Parametric Technology Corp. (AE)                       89,100             462
Park Electrochemical Corp.                              8,700             183
Pec Solutions, Inc. (AE)(N)                             5,200              73
PerkinElmer, Inc.                                      79,700           1,637
Pomeroy IT Solutions, Inc. (AE)                         7,100              93
Quantum Corp. (AE)(N)                                 311,900             836
Quest Software, Inc. (AE)                              63,600             933
Radisys Corp. (AE)(N)                                  51,620             686
RADWARE, Ltd. (AE)(N)                                  79,655           1,967
Redback Networks, Inc. (AE)(N)                         49,300             222
Salesforce.com, Inc. (AE)(N)                           18,400             374
Sanmina-SCI Corp. (AE)                                 40,100             321
Scansource, Inc. (AE)                                  25,500           1,579
Seachange International, Inc. (AE)(N)                  80,625           1,374
Semtech Corp. (AE)                                     39,200             818
Siebel Systems, Inc. (AE)                             123,800           1,176
Sigmatel, Inc. (AE)(N)                                 45,710           1,348
Skyworks Solutions, Inc. (AE)(N)                      103,400             919
SonicWALL, Inc. (AE)(N)                                33,200             166
Spectrasite, Inc. (AE)                                 27,700           1,421
Storage Technology Corp. (AE)                          65,270           1,764
Stratasys, Inc. (AE)                                   13,900             407
SYKES Enterprises, Inc. (AE)                           10,200              61
Symbol Technologies, Inc.                              73,700           1,083
Synaptics, Inc. (AE)(N)                                41,100           1,300

 28  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SYNNEX Corp. (AE)                                       4,900              97
Tellabs, Inc. (AE)                                    122,180             977
TIBCO Software, Inc. (AE)                             120,400           1,170
Transact Technologies, Inc. (AE)                       10,997             275
Ulticom, Inc. (AE)(N)                                   3,595              62
Unisys Corp. (AE)                                      90,700             963
Utstarcom, Inc. (AE)(N)                                41,000             702
Verity, Inc. (AE)                                      27,900             360
Vishay Intertechnology, Inc. (AE)                      89,600           1,159
Wavecom SA ADR (AE)(N)                                 59,200             271
Websense, Inc. (AE)                                    69,710           2,828
Western Digital Corp. (AE)                            159,300           1,327
Witness Systems, Inc. (AE)(N)                          44,495             692
                                                                 ------------
                                                                      121,024
                                                                 ------------
Utilities - 3.0%
AGL Resources, Inc.                                    26,600             830
Alliant Energy Corp.                                   15,400             406
Aquila, Inc. (AE)(N)                                   49,400             157
Avista Corp.                                           40,890             727
Centerpoint Energy, Inc.                              105,130           1,105
Cincinnati Bell, Inc. (AE)                            121,000             413
CMS Energy Corp. (AE)(N)                               73,500             688
Energen Corp.                                          26,300           1,414
Energy East Corp.                                      10,000             252
Hawaiian Electric Industries (N)                       29,600             830
Laclede Group, Inc. (The) (N)                           4,400             133
MDU Resources Group, Inc.                              42,200           1,082
National Fuel Gas Co.                                   9,100             255
Nextel Partners, Inc. Class A (AE)(N)                  52,400             882
NII Holdings, Inc. (AE)(N)                              5,500             243
Northeast Utilities                                   137,010           2,648
Northwest Natural Gas Co. (N)                           4,500             143
NSTAR                                                  22,200           1,098
OGE Energy Corp.                                       18,000             457
Pinnacle West Capital Corp.                            12,800             546
PNM Resources, Inc.                                    22,949             534
PTEK Holdings, Inc. (AE)                              159,120           1,585
SEMCO Energy, Inc.                                     18,400              97
Sierra Pacific Resources (AE)(N)                       85,520             821
Southwest Gas Corp.                                    11,450             280
TELUS Corp.                                            41,900             959
UGI Corp.                                              42,500           1,642
US Cellular Corp. (AE)                                 30,970           1,290
Western Gas Resources, Inc.                            38,100           1,116

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
WGL Holdings, Inc.                                     24,300             691
WPS Resources Corp.                                     8,500             404
                                                                 ------------
                                                                       23,728
                                                                 ------------
TOTAL COMMON STOCKS
(cost $616,352)                                                       741,320
                                                                 ------------
LONG-TERM INVESTMENTS - 0.0%
Asset-Backed Securities - 0.0%
Mueller Industries, Inc.
   6.000% due 11/01/14                                    159             156
                                                                 ------------
TOTAL LONG-TERM INVESTMENTS
(cost $159)                                                               156
                                                                 ------------
SHORT-TERM INVESTMENTS - 5.6%
Frank Russell Investment Company
   Money Market Fund                               40,547,445          40,547
United States Treasury Bill (c)(z)(S)
   1.649% due 12/09/04                                  3,500           3,494
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
(cost $44,041)                                                         44,041
                                                                 ------------
WARRANTS & RIGHTS - 0.0%
Milacron, Inc. 2004 Rights (AE)                        44,928              15
Dime Bancorp Inc. 2005 Warrants (AE)                  258,100              31
                                                                 ------------
TOTAL WARRANTS & RIGHTS
(cost $61)                                                                 46
                                                                 ------------
OTHER SECURITIES - 16.1%
Frank Russell Investment Company
   Money Market Fund (x)                           50,598,648          50,599
State Street Securities Lending Quality Trust
   (x)                                             76,041,530          76,041
                                                                 ------------
TOTAL OTHER SECURITIES
(cost $126,640)                                                       126,640
                                                                 ------------
TOTAL INVESTMENTS - 115.9%
(identified cost $787,253)                                            912,203
OTHER ASSETS AND LIABILITIES
NET - (15.9%)                                                        (125,404)
                                                                 ------------
NET ASSETS - 100.0%                                                   786,799
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                         Special Growth Fund  29

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
Long Positions
Russell 2000 E-Mini Index
   expiration date 12/04 (77)                               4,501                 74

Russell 2000 Index
   expiration date 12/04 (103)                             30,102              1,001

S&P 500 E-Mini Index
   expiration date 12/04 (120)                              6,782                 66

S&P 500 Index
   expiration date 12/04 (16)                               4,521                 87
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                      1,228
                                                                     ===============

                                                       % OF
                                                        NET
         PORTFOLIO SUMMARY (UNAUDITED)                ASSETS
Auto and Transportation                                       5.1
Consumer Discretionary                                       18.9
Consumer Staples                                              1.7
Financial Services                                           19.6
Health Care                                                  11.1
Materials and Processing                                      8.1
Miscellaneous                                                 1.1
Other Energy                                                  4.4
Producer Durables                                             5.8
Technology                                                   15.4
Utilities                                                     3.0
Long-Term Investments                                          --*
Short-Term Investments                                        5.6
Warrants & Rights                                              --*
Other Securities                                             16.1
                                                  ---------------
Total Investments                                           115.9
Other Assets and Liabilities, Net                           (15.9)
                                                  ---------------

Net Assets                                                  100.0
                                                  ===============

Futures Contracts                                             0.2

* Less than .05%

See accompanying notes which are an integral part of the financial statements.

 30  Special Growth Fund

                      (This page intentionally left blank)

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
(GRAPHIC)

                                                               QUANTITATIVE EQUITY - CLASS S            RUSSELL 1000(R) **
                                                               -----------------------------            ------------------
Inception*                                                                 10000                              10000
1995                                                                       12701                              12700
1996                                                                       15590                              15612
1997                                                                       20671                              20582
1998                                                                       24192                              24640
1999                                                                       30579                              30943
2000                                                                       33351                              33746
2001                                                                       25311                              24958
2002                                                                       21276                              21314
2003                                                                       25867                              26071
2004                                                                       28020                              28503

Quantitative Equity Fund - Class S
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,832               8.32%
5 Years                $       9,163              (1.73)%S
10 Years               $      28,020              10.84%S

Quantitative Equity Fund - Class E ++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,808               8.08%
5 Years                $       9,037              (2.00)%S
10 Years               $      27,241              10.53%S

Quantitative Equity Fund - Class C ++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,727               7.27%
5 Years                $       8,735              (2.67)%S
10 Years               $      26,191              10.10%S

Russell 1000(R) Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,933               9.33%
5 Years                $       9,212              (1.63)%S
10 Years               $      28,503              11.04%S

 32  Quantitative Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to provide long term capital growth.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDING OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2004, the Quantitative Equity Fund Class S, Class E and Class C shares gained 8.32%, 8.08% and 7.27% respectively. This compared to the Russell 1000(R) Index, which gained 9.33% during the same period. Class S, Class E and Class C performance is net of operating expenses of 0.99%, 1.24% and 1.99%, respectively. Index returns are unmanaged and do not include expenses of any kind.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MANAGERS.

The primary performance drivers were the Fund's fully invested position and exposure to companies with factor exposures that the quantitative managers believe to be predictive of positive long-term excess returns. Factors that were positively rewarded by investors shifted over the course of the fiscal year. In the first quarter of the fiscal year, stocks with higher betas, higher earnings variability, lower prices, higher valuations, lower profitability, negative earnings surprises/revisions, and economic sensitivity were viewed favorably. Investors embraced and sought out high risk. Earnings-related strategies, predictability, and low risk were shunned. Beginning in first quarter 2004, the factors rewarded by investors began to shift towards those that they typically have found attractive such as lower risk, positive earnings surprises/revisions, lower valuation, higher profitability, more predictability, and higher dividend yields.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THEY ARE POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

The Fund's smaller capitalization and value bias relative to the Fund's benchmark were rewarded. Lower dividend yield was a positive factor at the end of 2003, but became a negative drag in 2004 as investors favored companies with higher yields. The Fund's exposure to stocks with positive earnings surprises/revisions and higher price momentum contributed negatively to relative performance at the end of 2003. Stocks with these factors were more in favor in 2004. The managers and the Fund remain exposed to stocks having factor exposures believed to be predictive of long-term positive excess returns. These stocks included those having smaller capitalizations and lower valuations as well as those with positive earnings, surprises/revisions, price momentum, higher historical growth and higher profitability.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MANAGER LINE-UP?

On March 1, 2004, the Fund's investment objective was changed and its investment objective was reclassified from "fundamental" to "non-fundamental." A non-fundamental investment objective may be changed by the Fund's Board of Trustees without shareholder approval. The Fund's prior investment objective was to provide a total return greater than the total return of the US stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years) while maintaining volatility and diversification similar to the Russell 1000 Index. The change to the investment objective did not affect the manner in which the Fund is managed.

No changes were made to the manager line-up or the Fund's structure in the past 12 months.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE MULTI-MANAGER FUND'S PERFORMANCE DURING THE LAST TWELVE MONTHS.

Security selection was the primary contributor to Fund performance relative to benchmark over the period, being positive in 7 of 11 economic sectors. Security selection in the health care, producer durables, utility and other energy sectors contributed to positive performance relative to benchmark. The technology and health care sectors underperformed the benchmark, thus posting the largest negative total contribution to the Fund's return. Positive security selection in the health care sector was offset by the poor performance of the sector generally.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR STOCK SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

During the past twelve months, the Fund's managers responded to the market environment by continuing to favor companies they expected would benefit from improving economic conditions. Managers also exposed the Fund to factors they believed would be rewarded with long-term positive excess returns. In the past twelve months, the market continued to recover, but the leadership changed markedly towards slower growing companies with high dividend yields. The strongest performing sectors were associated with energy and commodities, as well as interest-sensitive stocks like REIT's, utilities, and financial services. Meanwhile, growth-oriented sectors such as technology, health care, and consumer staples were weak relative performers. Value stocks significantly outperformed growth stocks, and small companies modestly outperformed larger capitalization stocks. These market conditions provided a challenging environment for active managers due to the strength of highly defensive companies, while economic fundamentals remained strong.

                                                    Quantitative Equity Fund  33

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

Money Managers as of October 31, 2004                                Styles


Aronson+Johnson+Ortiz, LP                   Market-Oriented
Barclays Global Fund Advisors               Market-Oriented
Franklin Portfolio Associates, LLC          Market-Oriented
Jacobs Levy Equity Management, Inc.         Market-Oriented

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of Frank Russell Investment Management Company (FRIMCo), or any other person in FRIMCo or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and FRIMCo disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for a Frank Russell Investment Company (FRIC) Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any FRIC Fund.

                              --------------------

*     Quantitative Equity Fund Class S assumes initial investment on November 1,
      1994.

** Russell 1000(R) Index includes the 1,000 largest companies in the Russell 3000(R) Index. The Russell 1000(R) Index represents the universe of stocks from which most active money managers typically select. The Russell 1000(R) Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

++ Quantitative Equity Fund Class S performance has been linked with Class E to provide historical perspective. For the period, November 4, 1996 (commencement of sale) through May 15, 1998, Class E paid shareholder service and Rule 12b-1 distribution fees. From May 16, 1998 through the current period, Class E paid only shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++ Quantitative Equity Fund Class S and Class E performance has been linked with Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

S     Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 34  Quantitative Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SHAREHOLDER EXPENSE EXAMPLE -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS ANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
         CLASS C               PERFORMANCE      BEFORE EXPENSES)
--------------------------    --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $       995.64      $     1,014.90
Expenses Paid During
Period*                       $        10.08      $        10.18

* Expenses are equal to the Fund's annualized expense ratio of 2.01%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
         CLASS E               PERFORMANCE      BEFORE EXPENSES)
--------------------------    --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,000.34      $     1,018.72
Expenses Paid During
Period*                       $         6.29      $         6.34

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
         CLASS S               PERFORMANCE      BEFORE EXPENSES)
--------------------------    --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,001.58      $     1,019.97
Expenses Paid During
Period*                       $         5.03      $         5.08

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                    Quantitative Equity Fund  35

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 94.7%
Auto and Transportation - 3.1%
Alexander & Baldwin, Inc.                               9,190             337
American Axle & Manufacturing Holdings, Inc. (N)       98,594           2,830
Autoliv, Inc.                                          51,922           2,220
Burlington Northern Santa Fe Corp.                    125,740           5,257
CSX Corp.                                              38,100           1,391
Dana Corp.                                             19,700             294
FedEx Corp.                                            55,077           5,019
Ford Motor Co.                                        770,229          10,036
General Maritime Corp. (AE)(N)                          7,900             300
Harley-Davidson, Inc.                                 107,800           6,206
JB Hunt Transport Services, Inc.                      207,727           8,488
Lear Corp.                                             33,600           1,812
Norfolk Southern Corp.                                113,300           3,847
Overseas Shipholding Group                              1,998             114
Paccar, Inc.                                           55,200           3,826
Skywest, Inc. (N)                                      36,500             623
Southwest Airlines Co.                                174,800           2,757
TRW Automotive Holdings Corp. (AE)(N)                   6,062             111
United Parcel Service, Inc. Class B                   157,600          12,479
                                                                 ------------
                                                                       67,947
                                                                 ------------

Consumer Discretionary - 16.7%
Aaron Rents, Inc. (N)                                  15,200             330
Abercrombie & Fitch Co. Class A                         2,500              98
Accenture, Ltd. Class A (AE)                           49,501           1,198
Activision, Inc. (AE)                                 141,700           2,052
Advance Auto Parts (AE)                                24,000             939
Aeropostale, Inc. (AE)                                 41,700           1,316
Amazon.Com, Inc. (AE)                                  18,635             636
American Eagle Outfitters                              23,000             940
Applebees International, Inc.                          45,200           1,034
Autonation, Inc. (AE)(N)                               11,100             191
Avon Products, Inc.                                   113,300           4,481
Barnes & Noble, Inc. (AE)                              41,763           1,389
Best Buy Co., Inc.                                     43,800           2,594
Black & Decker Corp.                                   69,058           5,544
Blockbuster, Inc. Class A (N)                          29,468             200
Borders Group, Inc. (N)                                51,500           1,174
Brink's Co. (The)                                      22,400             719
CEC Entertainment, Inc. (AE)                           25,700             977
Cendant Corp.                                       1,120,323          23,067
Charming Shoppes (AE)(N)                               51,300             391
Choice Hotels International, Inc.                       1,118              56
ChoicePoint, Inc. (AE)                                  7,100             296

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Claire's Stores, Inc.                                  68,904           1,793
Clear Channel Communications, Inc.                     78,800           2,632
Coach, Inc. (AE)                                      131,800           6,146
Convergys Corp. (AE)                                   89,958           1,170
Costco Wholesale Corp.                                 94,300           4,521
Darden Restaurants, Inc.                               84,600           2,073
Dillard's, Inc. Class A                                10,000             205
Dollar General Corp.                                  288,103           5,546
Eastman Kodak Co. (N)                                   8,500             257
eBay, Inc. (AE)                                         4,100             400
Education Management Corp. (AE)                        25,800             692
Estee Lauder Cos., Inc. (The) Class A                  85,000           3,651
Federated Department Stores                           214,868          10,840
Fossil, Inc. (AE)(N)                                   19,900             592
Fox Entertainment Group, Inc. Class A (AE)(N)         345,839          10,258
Gap, Inc. (The)                                        38,347             766
Getty Images, Inc. (AE)                                27,400           1,620
Gillette Co. (The)                                    335,273          13,907
GTECH Holdings Corp. (N)                               85,200           2,017
Harman International Industries, Inc.                  93,337          11,217
Harrah's Entertainment, Inc. (N)                       78,084           4,569
Harte-Hanks, Inc.                                      11,300             291
Hearst-Argyle Television, Inc. (N)                      1,761              46
Home Depot, Inc.                                      941,020          38,657
International Flavors & Fragrances, Inc.                4,840             189
International Game Technology                         119,300           3,942
Iron Mountain, Inc. (AE)                               21,500             711
ITT Educational Services, Inc. (AE)(N)                  2,419              92
Jack in the Box, Inc. (AE)(N)                          10,400             347
John Wiley & Sons, Inc. Class A                         3,377             110
Jones Apparel Group, Inc.                              33,900           1,197
Kimberly-Clark Corp.                                  245,300          14,637
Kmart Holding Corp. (AE)(N)                            22,300           2,052
Lowe's Cos., Inc.                                      50,000           2,814
Ltd Brands                                            229,363           5,684
Mandalay Resort Group                                  74,300           5,112
Manpower, Inc.                                         11,800             534
May Department Stores Co. (The)                       367,533           9,578
McDonald's Corp.                                      337,700           9,844
McGraw-Hill Cos., Inc. (The)                          176,902          15,258
Meredith Corp.                                         37,953           1,860
MGM Mirage (AE)                                        44,200           2,378
Michaels Stores, Inc.                                  28,500             829
Mohawk Industries, Inc. (AE)                           10,700             910
Nike, Inc. Class B                                     41,800           3,399
Office Depot, Inc. (AE)                                77,300           1,251
Petco Animal Supplies, Inc. (AE)                        9,800             351

 36  Quantitative Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
RadioShack Corp.                                       82,498           2,469
Regal Entertainment Group Class A (N)                  12,760             254
Regis Corp.                                            80,910           3,463
Rent-A-Center, Inc. Class C (AE)                       98,718           2,368
Sabre Holdings Corp. Class A                          119,542           2,571
Saks, Inc.                                             86,900           1,062
SCP Pool Corp. (N)                                     25,800             753
Stanley Works (The)                                     2,000              89
Staples, Inc.                                         127,700           3,798
Starwood Hotels & Resorts Worldwide, Inc. (o)           6,500             310
Target Corp.                                           20,100           1,005
Time Warner, Inc. (AE)                              1,258,512          20,942
Tuesday Morning Corp. (AE)(N)                           9,100             297
United Natural Foods, Inc. (AE)(N)                     18,000             489
Viacom, Inc. Class B                                  526,222          19,202
Wal-Mart Stores, Inc.                                 365,798          19,724
Walt Disney Co.                                       372,200           9,387
Waste Management, Inc.                                193,100           5,499
Wendy's International, Inc. (N)                        49,000           1,635
WESCO International, Inc. (AE)                         11,900             298
Whirlpool Corp. (N)                                    75,440           4,432
Yahoo!, Inc. (AE)                                     101,900           3,688
Yankee Candle Co., Inc. (AE)(N)                         8,600             238
Yum! Brands, Inc.                                     176,400           7,673
                                                                 ------------
                                                                      368,213
                                                                 ------------

Consumer Staples - 5.0%
7-Eleven, Inc. (AE)(N)                                 39,366             829
Albertson's, Inc. (N)                                 118,600           2,705
Altria Group, Inc.                                    324,400          15,720
Anheuser-Busch Cos., Inc.                             198,554           9,918
Clorox Co.                                             59,525           3,250
Coca-Cola Co. (The)                                    42,900           1,744
Coca-Cola Enterprises, Inc.                           215,766           4,512
General Mills, Inc.                                     7,100             314
Hershey Foods Corp.                                    59,900           3,036
HJ Heinz Co.                                           10,400             378
Hormel Foods Corp.                                      5,672             159
Kraft Foods, Inc. Class A                              90,500           3,015
Kroger Co. (The) (AE)                                 226,800           3,427
Pepsi Bottling Group, Inc. (N)                        445,018          12,478
PepsiAmericas, Inc.                                   116,523           2,360
PepsiCo, Inc.                                          53,600           2,657
Pilgrim's Pride Corp. (N)                              30,810             833
Procter & Gamble Co.                                  361,800          18,517
Sara Lee Corp.                                        321,200           7,478

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Smithfield Foods, Inc. (AE)                            17,724             429
Supervalu, Inc.                                       164,568           4,853
Tyson Foods, Inc. Class A                             475,609           6,896
UST, Inc.                                               3,086             127
WM Wrigley Jr Co.                                      57,469           3,758
                                                                 ------------
                                                                      109,393
                                                                 ------------

Financial Services - 19.3%
Allstate Corp. (The)                                  433,657          20,855
American Capital Strategies, Ltd. (N)                  12,432             385
American Express Co.                                    8,900             472
American International Group, Inc.                    179,751          10,913
Arthur J Gallagher & Co.                                8,100             228
Assurant, Inc.                                         24,900             672
Automatic Data Processing, Inc.                       129,600           5,623
Bank of America Corp.                               1,266,521          56,728
Bank of New York Co., Inc. (The)                       39,100           1,269
BB&T Corp.                                             29,100           1,196
Catellus Development Corp. (o)                         22,000             634
CBL & Associates Properties, Inc. (o)(N)               17,401           1,141
Cigna Corp.                                            51,300           3,255
Cincinnati Financial Corp.                             70,915           2,961
CIT Group, Inc.                                        86,200           3,482
Citigroup, Inc.                                     1,505,418          66,796
CNA Financial Corp. (AE)(N)                            20,900             500
Comerica, Inc.                                         60,500           3,721
Countrywide Financial Corp.                           128,549           4,105
Deluxe Corp.                                            2,871             109
Doral Financial Corp.                                  94,550           3,969
Equity Office Properties Trust (o)                     36,500           1,026
Everest Re Group, Ltd.                                  5,897             468
Fannie Mae                                            206,190          14,464
Fidelity National Financial, Inc.                     132,221           4,990
First American Corp. (N)                               73,600           2,296
First Horizon National Corp. (N)                       27,700           1,199
Fiserv, Inc. (AE)                                      45,200           1,606
Freddie Mac                                            63,587           4,235
Friedman Billings Ramsey Group, Inc. Class A
   (o)(N)                                             153,400           2,629
Goldman Sachs Group, Inc.                             262,767          25,851
H&R Block, Inc. (N)                                    65,900           3,134
Hartford Financial Services Group, Inc.                25,400           1,485
HCC Insurance Holdings, Inc.                           22,020             654
Health Care REIT, Inc. (o)(N)                           8,500             306
Hospitality Properties Trust (o)(N)                    25,277           1,083
Hudson United Bancorp (N)                               2,345              93
iStar Financial, Inc. (o)                              12,341             511

                                                    Quantitative Equity Fund  37

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Jack Henry & Associates, Inc.                         117,229           2,185
Jefferson-Pilot Corp. (N)                              44,500           2,149
JPMorgan Chase & Co.                                  449,956          17,368
Keycorp                                               123,200           4,138
Kimco Realty Corp. (o)                                 17,600             960
La Quinta Corp. (AE)(o)                                10,000              81
Legg Mason, Inc.                                       27,800           1,771
Lincoln National Corp.                                 38,500           1,686
Loews Corp.                                            22,500           1,348
Macerich Co. (The) (o)                                  2,379             142
MBNA Corp.                                            482,533          12,367
Merrill Lynch & Co., Inc.                              86,700           4,677
Metlife, Inc.                                          61,300           2,351
Moody's Corp.                                          24,400           1,899
Morgan Stanley                                        375,307          19,174
National City Corp.                                   169,900           6,621
Nationwide Financial Services                          12,142             420
Northern Trust Corp.                                   62,200           2,646
Ohio Casualty Corp. (AE)                               15,100             315
Old Republic International Corp.                       47,900           1,118
Pan Pacific Retail Properties, Inc. (o)                15,281             866
Paychex, Inc.                                         129,500           4,247
PNC Financial Services Group, Inc.                     59,900           3,133
Popular, Inc. (N)                                      33,380             859
Progressive Corp. (The)                                25,200           2,357
Protective Life Corp.                                  16,400             645
Regency Centers Corp. (o)                               2,286             112
Regions Financial Corp.                                39,013           1,369
R-G Financial Corp. Class B                             7,700             290
Ryder System, Inc.                                     19,671             986
Safeco Corp. (N)                                       12,200             564
SLM Corp.                                             129,800           5,875
Sotheby's Holdings Class A (AE)                        27,100             506
Student Loan Corp.                                      5,361             785
Sungard Data Systems, Inc. (AE)                       117,211           3,105
SunTrust Banks, Inc.                                   31,012           2,183
TCF Financial Corp.                                    51,700           1,630
Total System Services, Inc. (N)                         6,892             163
Trizec Properties, Inc. (o)                             4,000              64
UnionBanCal Corp.                                      63,200           3,839
US Bancorp                                            226,944           6,493
Ventas, Inc. (o)                                       30,030             808
Vornado Realty Trust (o)                                1,847             124
Wachovia Corp.                                        480,164          23,629
Wells Fargo & Co.                                     282,940          16,897
WR Berkley Corp.                                      122,354           5,229
Zions BanCorp.                                          8,223             544
                                                                 ------------
                                                                      425,762
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Health Care - 13.4%
Abbott Laboratories                                   268,900          11,463
Aetna, Inc.                                            71,300           6,774
AmerisourceBergen Corp.                               108,626           5,979
Amgen, Inc. (AE)                                      200,500          11,388
Andrx Corp. (AE)(N)                                    28,400             615
Barr Pharmaceuticals, Inc. (AE)                        13,200             497
Becton Dickinson & Co.                                279,150          14,655
Bristol-Myers Squibb Co.                              200,900           4,707
Cardinal Health, Inc.                                 371,517          17,368
Caremark Rx, Inc. (AE)                                 44,700           1,340
Cephalon, Inc. (AE)(N)                                 86,300           4,114
Community Health Systems, Inc. (AE)                    44,600           1,196
Coventry Health Care, Inc. (AE)                       115,444           4,722
CR Bard, Inc.                                          54,000           3,067
DaVita, Inc. (AE)                                      56,450           1,672
Eli Lilly & Co.                                         7,700             423
Endo Pharmaceuticals Holdings, Inc. (AE)               18,084             394
Eon Labs, Inc. (AE)                                    38,400             945
Forest Laboratories, Inc. (AE)                        190,300           8,487
Genentech, Inc. (AE)                                  328,921          14,976
Gen-Probe, Inc. (AE)                                      997              35
Gilead Sciences, Inc. (AE)                             74,500           2,580
Health Management Associates, Inc. Class A             26,500             547
Humana, Inc. (AE)                                     130,503           2,499
IMS Health, Inc.                                       42,600             902
IVAX Corp. (AE)                                        67,863           1,228
Johnson & Johnson                                     930,200          54,306
King Pharmaceuticals, Inc. (AE)                        13,885             151
Magellan Health Services, Inc. (AE)(N)                  8,100             303
McKesson Corp.                                         83,000           2,213
Medco Health Solutions, Inc. (AE)                      71,600           2,428
Medtronic, Inc.                                       239,951          12,264
Merck & Co., Inc.                                     870,132          27,244
Pfizer, Inc.                                          792,404          22,940
Quest Diagnostics                                      17,400           1,523
Respironics, Inc. (AE)                                 37,511           1,916
Select Medical Corp.                                   24,400             419
Sepracor, Inc. (AE)(N)                                  4,800             220
Sierra Health Services (AE)                             7,400             353
St. Jude Medical, Inc. (AE)                            35,700           2,734
Stryker Corp.                                          87,100           3,753
Triad Hospitals, Inc. (AE)                              8,000             264
UnitedHealth Group, Inc.                              297,850          21,564
Universal Health Services, Inc. Class B                11,000             457
Varian Medical Systems, Inc. (AE)                      74,000           2,971
Visx, Inc. (AE)(N)                                      9,847             164

 38  Quantitative Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
WellPoint Health Networks (AE)                         38,781           3,787
Wyeth                                                 300,172          11,902
                                                                 ------------
                                                                      296,449
                                                                 ------------
Integrated Oils - 5.7%
Amerada Hess Corp. (N)                                 43,700           3,527
ChevronTexaco Corp.                                   426,400          22,625
ConocoPhillips                                        380,255          32,059
Exxon Mobil Corp.                                   1,027,547          50,577
Marathon Oil Corp.                                    179,865           6,855
Occidental Petroleum Corp.                            189,589          10,585
                                                                 ------------
                                                                      126,228
                                                                 ------------

Materials and Processing - 2.8%
Airgas, Inc.                                            3,180              78
American Standard Cos., Inc. (AE)                     109,500           4,004
Archer-Daniels-Midland Co.                            296,551           5,744
Ball Corp.                                             32,800           1,307
Bemis Co.                                              24,500             649
Cabot Corp.                                            69,572           2,371
Ecolab, Inc.                                           99,400           3,365
EI Du Pont de Nemours & Co.                             7,900             339
Energizer Holdings, Inc. (AE)                          14,600             678
Engelhard Corp.                                        10,309             292
Georgia-Pacific Corp.                                 146,080           5,053
Hughes Supply, Inc.                                    26,600             756
International Steel Group, Inc. (AE)(N)                36,800           1,359
Louisiana-Pacific Corp.                                50,552           1,239
Masco Corp.                                           127,400           4,365
Maverick Tube Corp. (AE)                               21,400             564
Monsanto Co.                                           50,100           2,142
Nucor Corp. (N)                                       128,800           5,439
Phelps Dodge Corp.                                    127,171          11,133
PPG Industries, Inc.                                    1,777             113
Praxair, Inc.                                          40,000           1,688
Reliance Steel & Aluminum Co. (N)                      16,000             549
Sherwin-Williams Co. (The)                             69,167           2,955
Sigma-Aldrich Corp. Class H (N)                        42,681           2,375
Southern Peru Copper Corp.                              2,127              92
Steel Dynamics, Inc. (N)                               35,700           1,185
Worthington Industries                                 42,400             842
                                                                 ------------
                                                                       60,676
                                                                 ------------

Miscellaneous - 3.6%
3M Co.                                                193,821          15,035
Fortune Brands, Inc.                                   29,000           2,112
General Electric Co.                                1,351,961          46,129
Honeywell International, Inc.                          99,000           3,334
ITT Industries, Inc.                                   31,800           2,580

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Johnson Controls, Inc.                                167,065           9,581
SPX Corp. (N)                                          36,200           1,388
Teleflex, Inc.                                          1,604              70
                                                                 ------------
                                                                       80,229
                                                                 ------------

Other Energy - 1.9%
Anadarko Petroleum Corp.                               70,230           4,737
Apache Corp.                                           31,800           1,612
Baker Hughes, Inc.                                    104,366           4,470
BJ Services Co.                                        48,800           2,489
Burlington Resources, Inc.                            188,700           7,831
Devon Energy Corp.                                     43,324           3,205
Patterson-UTI Energy, Inc.                             12,900             248
Pogo Producing Co.                                     55,648           2,551
Premcor, Inc.                                          29,855           1,166
Tesoro Petroleum Corp. (AE)(N)                         20,400             618
Valero Energy Corp. (N)                               300,640          12,919
Varco International, Inc. (AE)                          5,563             154
                                                                 ------------
                                                                       42,000
                                                                 ------------

Producer Durables - 4.6%
Agilent Technologies, Inc. (AE)                        58,040           1,454
Alliant TechSystems, Inc. (AE)                          8,800             506
Applied Materials, Inc. (AE)                          265,000           4,267
Boeing Co.                                            199,200           9,940
Caterpillar, Inc.                                      86,800           6,991
Centex Corp.                                          156,589           8,133
Danaher Corp.                                         155,300           8,562
Deere & Co.                                            93,100           5,566
DR Horton, Inc.                                       324,278           9,728
Hovnanian Enterprises, Inc. Class A (AE)(N)             9,100             342
Lennar Corp. Class A                                   32,200           1,448
Lexmark International, Inc. Class A (AE)               12,000             997
Lockheed Martin Corp.                                  75,500           4,159
Northrop Grumman Corp.                                209,723          10,853
NVR, Inc. (AE)                                         10,649           6,677
Parker Hannifin Corp.                                  52,400           3,701
Plantronics, Inc.                                      27,200           1,183
Polycom, Inc. (AE)                                     33,194             685
Pulte Homes, Inc.                                      43,000           2,360
Rockwell Collins, Inc.                                 63,076           2,237
Standard-Pacific Corp.                                 24,400           1,370
Steelcase, Inc. Class A (N)                             1,100              14
Tektronix, Inc.                                        83,700           2,539
United Defense Industries, Inc. (AE)                   19,400             779

                                                    Quantitative Equity Fund  39

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United Technologies Corp.                              65,500           6,080
WW Grainger, Inc.                                       2,029             119
Xerox Corp. (AE)                                        6,300              93
                                                                 ------------
                                                                      100,783
                                                                 ------------

Technology - 13.9%
3Com Corp. (AE)                                       354,280           1,467
Acxiom Corp. (N)                                       61,772           1,544
ADC Telecommunications, Inc. (AE)(N)                  188,600             417
Adobe Systems, Inc.                                    72,542           4,065
Affiliated Computer Services, Inc. Class A
   (AE)(N)                                             18,800           1,026
Altera Corp. (AE)                                      52,700           1,198
Amphenol Corp. Class A (AE)                            38,100           1,308
Apple Computer, Inc. (AE)                              40,800           2,143
Applied Micro Circuits Corp. (AE)                      92,600             337
Atmel Corp. (AE)                                       99,765             317
Autodesk, Inc.                                        202,476          10,681
Benchmark Electronics, Inc. (AE)(N)                    11,300             384
Broadcom Corp. Class A (AE)                            76,000           2,056
Cisco Systems, Inc. (AE)                            1,520,208          29,203
Cognizant Technology Solutions Corp. Class A
   (AE)                                                 9,400             320
Computer Sciences Corp. (AE)                          242,153          12,028
Cree, Inc. (AE)(N)                                     53,200           1,836
CSG Systems International (AE)                         31,467             529
Dell, Inc. (AE)                                       266,100           9,329
EMC Corp. (AE)                                      1,273,610          16,391
General Dynamics Corp.                                 72,154           7,368
Harris Corp.                                           36,270           2,232
Hewlett-Packard Co.                                   681,316          12,713
Ingram Micro, Inc. Class A (AE)                        76,800           1,325
Intel Corp.                                         1,531,684          34,095
International Business Machines Corp.                 386,605          34,698
L-3 Communications Holdings, Inc.                       9,400             620
LSI Logic Corp. (AE)(N)                                16,900              77
Maxim Integrated Products, Inc.                        95,200           4,188
MEMC Electronic Materials, Inc. (AE)                   30,800             290
Micron Technology, Inc. (AE)                           63,300             771
Microsoft Corp.                                     1,175,032          32,889
Motorola, Inc.                                        901,894          15,567
National Semiconductor Corp.                           81,400           1,359
NCR Corp. (AE)                                         37,800           2,130
Oracle Corp. (AE)                                     304,500           3,855
Parametric Technology Corp. (AE)                      228,715           1,187
Peoplesoft, Inc. (AE)                                  15,095             314
QLogic Corp. (AE)                                      14,400             468
Qualcomm, Inc.                                        430,900          18,016

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sandisk Corp. (AE)(N)                                  50,300           1,050
Sanmina-SCI Corp. (AE)                                155,100           1,241
Scientific-Atlanta, Inc.                                8,911             244
Sun MicroSystems, Inc. (AE)                           244,594           1,108
Symantec Corp. (AE)                                   126,600           7,209
Synopsys, Inc. (AE)                                   141,960           2,305
Texas Instruments, Inc.                               615,479          15,048
Unisys Corp. (AE)                                     228,502           2,427
Veritas Software Corp. (AE)                            81,000           1,772
Vishay Intertechnology, Inc. (AE)                      29,000             375
Western Digital Corp. (AE)                             10,000              83
Xilinx, Inc.                                           69,000           2,111
Zebra Technologies Corp. Class A (AE)                  23,400           1,240
                                                                 ------------
                                                                      306,954
                                                                 ------------

Utilities - 4.7%
AGL Resources, Inc.                                    19,300             602
American Electric Power Co., Inc.                      25,700             846
AT&T Corp.                                            339,400           5,807
BellSouth Corp.                                       432,600          11,537
Comcast Corp. Class A (AE)                             16,900             499
Constellation Energy Group, Inc.                      153,899           6,251
DPL, Inc. (N)                                          34,700             750
DTE Energy Co.                                         45,700           1,952
Edison International                                  325,250           9,920
Entergy Corp.                                          46,970           3,070
Exelon Corp.                                          251,353           9,959
National Fuel Gas Co.                                  25,700             720
Nextel Communications, Inc. Class A (AE)              202,500           5,364
Nextel Partners, Inc. Class A (AE)(N)                 100,800           1,697
Northeast Utilities                                    35,400             684
NSTAR                                                   2,376             118
Oneok, Inc.                                            52,300           1,403
PG&E Corp. (AE)                                         9,800             314
SBC Communications, Inc.                              424,700          10,728
Sempra Energy                                          50,600           1,697
TXU Corp.                                              68,000           4,163
UGI Corp.                                               2,960             114
Verizon Communications, Inc.                          635,709          24,856
                                                                 ------------
                                                                      103,051
                                                                 ------------

TOTAL COMMON STOCKS
(cost $1,837,679)                                                   2,087,685
                                                                 ------------

 40  Quantitative Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 5.2%
Frank Russell Investment Company Money Market
   Fund                                           107,902,000         107,902
United States Treasury Bill (c)(z)(S)
   1.649% due 12/09/04                                  7,000           6,988
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $114,890)                                                       114,890
                                                                 ------------

OTHER SECURITIES - 2.6%
Frank Russell Investment Company Money Market
   Fund (x)                                        22,461,365          22,461
State Street Securities Lending Quality Trust
   (x)                                             33,755,774          33,756
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $56,217)                                                         56,217
                                                                 ------------
TOTAL INVESTMENTS - 102.5%
(identified cost $2,008,786)                                        2,258,792

OTHER ASSETS AND LIABILITIES
NET - (2.5%)                                                          (55,052)
                                                                 ------------

NET ASSETS - 100.0%                                                 2,203,740
                                                                 ============

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 12/04 (37)                          11,187              138

S&P 500 E-Mini Index
   expiration date 12/04 (501)                         28,314              263

S&P 500 Index
   expiration date 12/04 (131)                         37,017              566

S&P Midcap 400 Index
   expiration date 12/04 (133)                         40,086              947
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                1,914
                                                                  ============

                                                      % OF
                                                      NET
PORTFOLIO SUMMARY (UNAUDITED)                        ASSETS
--------------------------------------------------------------
Auto and Transportation                                    3.1
Consumer Discretionary                                    16.7
Consumer Staples                                           5.0
Financial Services                                        19.3
Health Care                                               13.4
Integrated Oils                                            5.7
Materials and Processing                                   2.8
Miscellaneous                                              3.6
Other Energy                                               1.9
Producer Durables                                          4.6
Technology                                                13.9
Utilities                                                  4.7
Short-Term Investments                                     5.2
Other Securities                                           2.6
                                                  ------------
Total Investments                                        102.5
Other Assets and Liabilities, Net                         (2.5)
                                                  ------------

Net Assets                                               100.0
                                                  ============

Futures Contracts                                          0.1

  See accompanying notes which are an integral part of the financial statements.

                                                    Quantitative Equity Fund  41

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
(GRAPHIC)

                                                            INTERNATIONAL SECURITIES - CLASS S             MSCI EAFE **
                                                            ----------------------------------             ------------
Inception*                                                                 10000                              10000
1995                                                                        9892                               9993
1996                                                                       10930                              11073
1997                                                                       11441                              11617
1998                                                                       11851                              12773
1999                                                                       14401                              15758
2000                                                                       14600                              15338
2001                                                                       11021                              11554
2002                                                                        9625                              10060
2003                                                                       12301                              12833
2004                                                                       14144                              15305

International Securities Fund - Class S
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,498              14.98%
5 Years                $       9,822              (0.36)%S
10 Years               $      14,144               3.53%S

International Securities Fund - Class E ++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,467              14.68%
5 Years                $       9,702              (0.60)%S
10 Years               $      13,791               3.26%S

International Securities Fund - Class C ++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,383              13.83%
5 Years                $       9,340              (1.36)%S
10 Years               $      13,204               2.82%S

MSCI EAFE Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,927              19.27%
5 Years                $       9,713              (0.58)S
10 Years               $      15,305               4.35%S

 42  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to provide long term capital growth.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDING OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2004, the International Securities Fund Class S, Class E and Class C gained 14.98%, 14.68% and 13.83%, respectively. This compared to the MSCI EAFE Index, which gained 19.27% during the same period. Class S, Class E and Class C performance is net of operating expenses of 1.29%, 1.54% and 2.29%, respectively. Index returns are unmanaged and do not include expenses of any kind.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MANAGERS.

Global equity markets experienced significant gains despite an abundance of worrisome trends. The Fund's performance struggled due to short-lived trends and a frequent disconnect between share price changes and fundamentals. It proved a challenging environment. Weak results from the growth money managers accounted for most of the underperformance relative to the benchmark. The market was led by value stocks with the MSCI EAFE Value Index outperforming its Growth counterpart by 9.89 percentage points over the 12 month period. Negative market sentiment shaped the investment environment over this period with terrorism, election-year uncertainty, sporadic indications of both weak and strong economic growth, and a rather extreme increase in the price of oil having a strong influence on market trends. As such, the market favored stocks with more defensive attributes, including high dividend yields and highly visible earnings.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THEY ARE POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

The Fund's managers maintained investment disciplines. Their analysis of fundamentals frequently supported continued investment in economy-sensitive companies, often those undergoing restructuring activity as a perceived catalyst for market recognition. Managers increased exposure to Japan for much of the period, moving from a modest underweight to a modest overweight. The markets of the Pacific region, in general, were characterized by the expectation that recovering U.S. economic activity and strong growth in China would lead to earnings-driven gains. The Fund's more momentum-driven growth managers rotated into stocks and/or sectors experiencing positive pricing trends, but were frequently frustrated by a change in sector leadership.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MANAGER LINE-UP?

On March 1, 2004, the Fund's investment objective was changed and its investment objective was reclassified from "fundamental" to "non-fundamental." A non-fundamental investment objective may be changed by the Fund's Board of Trustees without shareholder approval. The Fund's prior investment objective was to provide favorable total return and additional diversification for US investors. The change to the investment objective did not affect materially the manner in which the Fund is managed.

Two significant changes were made to the Fund's manager line-up. In May, Mastholm was removed from the Fund. The assets of the firm were re-allocated among the Fund's other managers. In June, a decision was made to change product assignments with Oechsle. Oechsle's "Core Plus" product was replaced by its "Select" product. The Select product, while drawing on the same research resources of Oechsle, is managed by a single individual and is a more aggressive, opportunistic strategy.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE MULTI-MANAGER FUND'S PERFORMANCE DURING THE LAST TWELVE MONTHS.

The Fund maintained a style-balanced profile over the period. However, more subtle emphases proved critical given the market climate. Growth managers in the Fund found it a very difficult market.

Disappointing stock selection accounted for most of the Fund's shortfall relative to the benchmark. However, this was difficult to isolate from other factors, including sector and country effects. The Fund's emphasis on stocks with above-average forecasted long-term earnings growth, and positive price momentum proved ineffective. From a sector perspective, an underweight to utilities and consumer staples stocks, and modest overweight to the technology sector, also proved disadvantageous. The Fund also was penalized for an overweight to more cyclical regions, Hong Kong and Japan in particular, and an underweight to Australia and the United Kingdom.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR STOCK SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

While market returns were good in absolute terms, the underlying investment environment was characterized by quite narrow leadership. As such, style influences were dominant with value-oriented approaches faring well, while growth-oriented approaches faced a challenging environment. It was a difficult climate for trend-following approaches given frequent changes in market leadership which were directly tied to sentiment swings in response to economic or geopolitical news rather than to changes to the underlying earnings prospects.

                                               International Securities Fund  43

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

Money Managers as of October 31, 2004                                Styles


Alliance Capital Management L.P., which
   acts as money manager to the Fund
   through its Bernstein Investment
   Research and Management Unit             Value
AQR Capital Management, LLC                 Market-Oriented
Axiom International Investors LLC           Growth
Capital International, Inc.                 Growth
Fidelity Management & Research Company      Market-Oriented
Marvin & Palmer Associates, Inc.            Growth
Mondrian Investment Partners Limited        Value
Oechsle International Advisors, LLC         Growth
The Boston Company Asset Management, LLC    Value

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of Frank Russell Investment Management Company (FRIMCo), or any other person in FRIMCo or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and FRIMCo disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for a Frank Russell Investment Company (FRIC) Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any FRIC Fund.

                              --------------------

* International Securities Fund Class S assumes initial investment on November 1, 1994.

**    Morgan Stanley Capital International Europe, Australia, Far East (MSCI
      EAFE) Index is an index composed of an arithmetic, market value-weighted average of the performance of approximately 1,600 securities listed on the stock exchange of the countries of Europe, Australia, and the Far East. The index is calculated on a total-return basis, which includes reinvestment of gross dividends before deduction of withholding taxes.

++ International Securities Fund Class S performance has been linked with Class E to provide historical perspective. For the period November 4, 1996 (commencement of sale) to May 15, 1998, Class E paid shareholder service and Rule 12b-1 distribution fees. From May 16, 1998 through the current period, Class E paid only shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++ International Securities Fund Class S and Class E performance has been linked with Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

S     Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

Investments in securities of non-US issuers and foreign currencies involve investment risks different from those of US issuers. The Prospectus contains further information and details regarding these risks. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 44  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SHAREHOLDER EXPENSE EXAMPLE -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS ANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
--------------------------    --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,013.04      $     1,013.39
Expenses Paid During
Period*                       $        11.69      $        11.69

* Expenses are equal to the Fund's annualized expense ratio of 2.31%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
--------------------------    --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,017.72      $     1,017.16
Expenses Paid During
Period*                       $         7.91      $         7.91

* Expenses are equal to the Fund's annualized expense ratio of 1.56%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
--------------------------    --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,019.37      $     1,018.36
Expenses Paid During
Period*                       $         6.70      $         6.70

* Expenses are equal to the Fund's annualized expense ratio of 1.32%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                               International Securities Fund  45

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 90.7%
Australia - 3.4%
Alinta, Ltd. (N)                                       15,120              88
Alumina, Ltd.                                           7,400              30
Amcor, Ltd.                                           948,025           5,410
AMP Ltd.                                              153,400             731
Australia & New Zealand Banking Group, Ltd.           199,064           3,037
Australian Gas Light Co., Ltd.                          9,300              91
Australian Stock Exchange, Ltd.                        12,540             174
AXA Asia Pacific Holdings, Ltd.                        67,400             193
BHP Billiton, Ltd. (N)                                503,987           5,221
Billabong International, Ltd. (N)                      32,550             256
BlueScope Steel, Ltd.                                 202,400           1,170
Boral, Ltd.                                            45,900             228
Bradken, Ltd. (AE)                                     12,000              28
Brambles Industries, Ltd. (N)                         243,200           1,290
CFS Gandel Retail Trust                               109,100             128
Coca-Cola Amatil, Ltd.                                 11,000              61
Coles Myer, Ltd. (N)                                  524,561           3,743
Commonwealth Bank of Australia                         32,800             788
Commonwealth Property Office Fund                      84,700              82
CSL, Ltd.                                              34,625             746
CSR, Ltd.                                             110,100             222
David Jones, Ltd. (N)                                  72,400             106
DB RREEF Trust (AE)                                    54,042              52
Foster's Group, Ltd.                                1,851,130           6,992
Futuris Corp., Ltd. (N)                                36,900              55
General Property Trust                                 77,000             214
Insurance Australia Group, Ltd.                       235,700             950
James Hardie Industries NV                            146,860             692
Leighton Holdings, Ltd. (N)                             1,400              12
Lend Lease Corp., Ltd. (N)                              7,300              63
Lion Nathan, Ltd.                                      15,200              90
Macquarie Bank, Ltd. (N)                               40,820           1,209
Macquarie Infrastructure Group                         31,200              87
Mayne Group, Ltd.                                      11,900              39
National Australia Bank, Ltd. (N)                     426,015           9,008
News Corp., Ltd. (N)                                   63,582             512
OneSteel, Ltd.                                         86,200             170
Orica, Ltd.                                            44,243             562
Origin Energy, Ltd.                                    33,300             168
PaperlinX, Ltd. (N)                                    89,810             324
Promina Group, Ltd.                                   723,869           2,458
Publishing & Broadcasting, Ltd.                        48,640             532
Qantas Airways, Ltd.                                   42,600             106
QBE Insurance Group, Ltd. (N)                         177,254           1,820
Rinker Group, Ltd.                                    191,189           1,241

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Rio Tinto, Ltd. (N)                                     3,800             104
Santos, Ltd.                                           20,200             125
Sons of Gwalia, Ltd. (B)                               35,800              --
Stockland                                              31,600             139
Suncorp-Metway, Ltd.                                   18,800             241
TABCORP Holdings, Ltd.                                 51,000             572
Telstra Corp., Ltd. (N)                               987,251           3,448
Wesfarmers, Ltd.                                       36,782             956
Westfield Group (AE)(N)                               141,176           1,584
Westpac Banking Corp.                                  47,400             669
WMC Resources, Ltd.                                   269,400           1,360
Woodside Petroleum, Ltd.                               19,200             280
Woolworths, Ltd.                                       87,800             879
                                                                 ------------
                                                                       61,536
                                                                 ------------

Austria - 0.2%
Bank Austria Creditanstalt AG                          15,100           1,120
Erste Bank der Oesterreichischen Sparkassen AG         44,200           1,973
OMV AG (N)                                              1,500             361
                                                                 ------------
                                                                        3,454
                                                                 ------------

Belgium - 1.4%
AGFA-Gevaert NV                                        22,749             719
Belgacom SA (AE)                                       27,900           1,028
Colruyt SA                                              6,640             965
Delhaize Group (N)                                     45,000           2,907
Dexia (N)                                              19,700             396
Electrabel (N)                                          7,571           2,838
Fortis (N)                                            277,510           7,082
Fortis                                                 19,700             502
Groupe Bruxelles Lambert SA                             5,000             377
KBC Bancassurance Holding (N)                          39,400           2,895
Mobistar SA (AE)                                       41,000           3,084
Solvay SA                                               8,600             869
UCB SA (N)                                             15,614             827
Umicore                                                 2,000             155
                                                                 ------------
                                                                       24,644
                                                                 ------------

Brazil - 0.2%
Cia Vale do Rio Doce ADR                               90,184           1,828
Petroleo Brasileiro SA ADR                             32,250           1,145
Telecomunicacoes Brasileiras SA ADR                    43,200           1,139
Tim Participacoes SA ADR                                    1              --
                                                                 ------------
                                                                        4,112
                                                                 ------------

Canada - 1.5%
Alcan, Inc.                                            90,200           4,175

 46  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bank of Montreal                                            3              --
Bank of Nova Scotia                                    93,316           3,035
Bombardier, Inc. Class B                               53,700             123
Cameco Corp.                                            6,600             535
Canadian Natural Resources, Ltd.                       43,900           1,849
Great-West Lifeco, Inc.                                26,000             543
Inco, Ltd. (AE)                                        28,100             995
Manulife Financial Corp.                               89,500           4,181
Nexen, Inc.                                            17,500             744
Petro-Canada                                           12,400             677
Precision Drilling Corp. (AE)                          36,300           2,247
Research In Motion, Ltd. (AE)                          50,900           4,489
Talisman Energy, Inc.                                  25,400             682
TELUS Corp. (Non-voting shares)                        21,600             491
Thomson Corp. (The)                                    63,400           2,202
                                                                 ------------
                                                                       26,968
                                                                 ------------

China - 0.6%
China Petroleum & Chemical Corp. Class H            9,048,000           3,430
China Shipping Development Co., Ltd. Class H (N)    1,918,000           1,602
PetroChina Co., Ltd. Class H (N)                    7,618,000           3,989
Yanzhou Coal Mining Co., Ltd. Class H (N)           1,066,000           1,411
                                                                 ------------
                                                                       10,432
                                                                 ------------

Denmark - 0.7%
AP Moller - Maersk A/S                                    109             807
Danske Bank A/S                                       137,431           3,850
DSV A/S (N)                                             1,200              68
East Asiatic Co., Ltd. A/S                              1,700              74
FLS Industries A/S Class B (AE)(N)                      3,400              47
GN Store Nord                                         101,500           1,031
ISS A/S                                                23,612           1,260
Novo-Nordisk A/S Class B                               94,319           4,700
Novozymes A/S Class B                                   3,500             156
TDC A/S                                                13,200             490
                                                                 ------------
                                                                       12,483
                                                                 ------------

Estonia - 0.1%
Hansabank, Ltd.                                       137,100           1,385
                                                                 ------------

Finland - 0.9%
Elisa Corp. (AE)(N)                                    12,400             181
Fortum OYJ                                            226,257           3,473
M-real OYJ Class S (N)                                149,900             930
Nokia OYJ                                             274,600           4,247

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nokia OYJ ADR                                          59,150             912
Pohjola Group PLC Class D                              13,500             142
Sampo OYJ                                             106,050           1,267
Stora Enso OYJ Class R                                 12,000             172
UPM-Kymmene OYJ                                       238,374           4,726
                                                                 ------------
                                                                       16,050
                                                                 ------------

France - 8.9%
Accor SA (N)                                           22,500             937
Air France-KLM (N)                                     12,900             225
Air Liquide (N)                                        10,807           1,750
Alcatel SA (AE)(N)                                     11,000             161
AXA (N)                                                96,249           2,077
BNP Paribas (N)                                       204,784          13,975
Bouygues (N)                                           77,700           3,069
Carrefour SA (N)                                       71,900           3,157
Casino Guichard Perrachon SA (N)                        1,200              83
Christian Dior SA (N)                                  14,700             893
Cie de Saint-Gobain (N)                               112,987           6,222
Cie Generale d'Optique Essilor International SA
   (N)                                                 23,900           1,626
CNP Assurances (N)                                     18,461           1,260
Compagnie Generale des Etablissements Michelin
   Class B                                             20,900           1,140
Credit Agricole SA (N)                                109,114           3,206
France Telecom SA (N)                                 195,614           5,615
Groupe Danone (AE)(N)                                  21,436           1,799
Lafarge SA (N)                                         83,231           7,618
Lagardere S.C.A. (N)                                   57,936           3,742
L'Oreal SA (N)                                         74,829           5,116
Pernod-Ricard (N)                                      37,671           5,228
Peugeot SA (N)                                         23,600           1,454
Renault SA (N)                                         48,700           4,087
Sanofi-Aventis                                          4,417             325
Sanofi-Aventis (N)                                    226,185          16,578
Schneider Electric SA (N)                              42,900           2,848
SNECMA (AE)(N)                                         59,400           1,269
Societe Assurances Generales de France (N)             56,300           3,759
Societe BIC SA (N)                                      2,400             112
Societe Generale (N)                                  113,011          10,509
Suez SA (N)                                            29,436             690
Technip SA (N)                                          5,600             880
Thomson (N)                                           110,891           2,516
Total SA (N)                                          130,199          27,146
Total SA ADR                                           27,636           2,882
Unibail (N)                                               800             105

                                               International Securities Fund  47

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Valeo SA (N)                                           58,300           2,159
Vinci SA (N)                                           42,470           5,071
Vivendi Universal SA (AE)(N)                          284,758           7,799
                                                                 ------------
                                                                      159,088
                                                                 ------------

Germany - 6.0%
Adidas-Salomon AG (N)                                  62,426           8,746
Allianz AG                                             32,700           3,488
Altana AG                                              16,500             836
AMB Generali Holding AG                                 8,100             596
BASF AG                                                22,200           1,389
Bayer AG (N)                                          156,042           4,433
Bayerische Hypo-und Vereinsbank AG (AE)               233,418           4,577
Bayerische Motoren Werke AG                            15,000             636
Celesio AG (N)                                         17,600           1,279
Commerzbank AG (AE)                                    36,700             673
Continental AG                                         98,300           5,382
DaimlerChrysler AG                                     75,900           3,144
Deutsche Bank AG                                       33,270           2,536
Deutsche Boerse AG                                     49,037           2,456
Deutsche Lufthansa AG (AE)(N)                         130,244           1,721
Deutsche Post AG                                      198,581           3,892
Deutsche Postbank AG (AE)(N)                           23,000             917
Deutsche Telekom AG (AE)(N)                           185,400           3,562
E.ON AG                                               220,666          18,002
Fresenius Medical Care AG (N)                          19,900           1,527
Hannover Rueckversicherung AG                          20,500             670
HeidelbergCement AG                                    31,540           1,556
Heidelberger Druckmaschinen (AE)(N)                    29,797             858
Infineon Technologies AG (AE)                          80,100             875
KarstadtQuelle AG (N)                                 106,173           1,207
MAN AG (N)                                             85,200           2,953
Medion AG (N)                                          25,900             451
Merck KGaA                                             41,100           2,296
Metro AG                                                2,200             105
MG Technologies AG (AE)                                 8,300              99
Muenchener Rueckversicherungs AG                       11,983           1,175
Puma AG Rudolf Dassler Sport                           11,618           2,917
RWE AG                                                178,600           9,486
SAP AG                                                 13,253           2,264
SAP AG ADR                                              1,000              43
Schering AG                                            12,900             831
Siemens AG                                             66,950           4,997
ThyssenKrupp AG (N)                                    15,000             282
TUI AG (N)                                             30,500             637
Volkswagen AG (N)                                      82,177           3,660
                                                                 ------------
                                                                      107,154
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Greece - 0.4%
Alpha Bank AE                                          43,500           1,241
Cosmote Mobile Telecommunications SA                   52,900             955
EFG Eurobank Ergasias SA                               53,900           1,469
Hellenic Telecommunications Organization SA            69,099           1,073
OPAP SA                                               137,180           2,801
                                                                 ------------
                                                                        7,539
                                                                 ------------

Hong Kong - 1.7%
Bank of East Asia, Ltd.                               448,180           1,284
BOC Hong Kong Holdings, Ltd. (N)                      112,500             205
Cathay Pacific Airways, Ltd. (N)                       63,000             109
Cheung Kong Holdings, Ltd.                             99,800             827
China Mobile Hong Kong, Ltd.                          489,000           1,417
Citic Pacific, Ltd.                                   148,400             379
CLP Holdings, Ltd.                                    337,000           1,936
CNOOC, Ltd.                                         3,381,000           1,749
COSCO Pacific, Ltd. (N)                               418,000             722
Esprit Holdings, Ltd.                                 218,000           1,165
Hang Lung Properties, Ltd. (N)                        540,000             801
Hang Seng Bank, Ltd.                                   48,900             653
Henderson Land Development Co., Ltd. (N)               10,000              47
HongKong Electric Holdings (N)                        610,000           2,736
Hopewell Holdings                                      72,000             155
Hutchison Telecommunications International, Ltd.
   (AE)                                                60,000              41
Hutchison Whampoa, Ltd.                               106,000             817
Hysan Development Co., Ltd.                            43,000              71
Jardine Matheson Holdings, Ltd.                       161,300           2,387
Kingboard Chemical Holdings, Ltd. (N)                  22,000              46
Kingboard Chemical Holdings, Ltd. Warrants 2006
   (AE)                                                 1,800               1
Li & Fung, Ltd.                                       739,000           1,097
MTR Corp. (N)                                         127,362             191
New World Development, Ltd. (N)                       274,000             239
Orient Overseas International, Ltd.                    34,000             123
PCCW, Ltd. (AE)(N)                                    892,000             542
Shangri-La Asia, Ltd. (N)                              32,000              37
Sino Land Co. (N)                                   1,062,000             907
SmarTone Telecommunications Holding, Ltd.              10,000              11
Sun Hung Kai Properties, Ltd.                         371,000           3,432
Swire Pacific, Ltd. Class A                           147,300           1,046

 48  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Techtronic Industries Co. (N)                         194,500             387
Wharf Holdings, Ltd. (N)                            1,632,862           5,392
                                                                 ------------
                                                                       30,952
                                                                 ------------

Hungary - 0.1%
OTP Bank Rt                                            94,300           2,389
                                                                 ------------

India - 0.0%
Infosys Technologies, Ltd. ADR (N)                     11,600             771
                                                                 ------------

Indonesia - 0.2%
Telekomunikasi Indonesia Tbk PT                     6,128,500           2,934
Telekomunikasi Indonesia Tbk PT ADR                    54,318           1,036
                                                                 ------------
                                                                        3,970
                                                                 ------------

Ireland - 0.7%
Allied Irish Banks PLC                                 37,900             664
Bank of Ireland PLC                                   247,658           3,406
CRH PLC                                               243,740           5,844
Depfa Bank PLC                                        168,000           2,579
Elan Corp. PLC ADR (AE)(N)                             23,900             617
                                                                 ------------
                                                                       13,110
                                                                 ------------

Italy - 3.6%
Arnoldo Mondadori Editore SpA (N)                      28,700             286
Autostrade SpA                                         57,252           1,256
Banca Intesa SpA                                    2,047,753           8,408
Banca Popolare di Milano SCRL                          14,900             105
Banche Popolari Unite SCRL                             38,611             688
Banco Popolare di Verona e Novara SCRL                 77,686           1,381
Benetton Group SpA (N)                                102,851           1,191
Capitalia SpA (N)                                      68,300             263
Enel SpA (N)                                          505,011           4,580
ENI SpA (N)                                         1,039,029          23,657
Fiat SpA (AE)(N)                                        7,100              52
Finmeccanica SpA                                    2,983,960           2,378
Fondiaria-Sai SpA (N)                                  15,600             360
Gruppo Editoriale L'Espresso SpA (N)                   63,300             340
Italcementi SpA (N)                                    45,000             693
Mediaset SpA (N)                                       90,800           1,038
Parmalat Finanziaria SpA (AE)(N)                       42,200               6
Riunione Adriatica di Sicurta SpA                      28,657             607
Saipem SpA                                            304,900           3,526
Sanpaolo IMI SpA                                       56,830             723
Snam Rete Gas SpA                                     292,400           1,489
Telecom Italia SpA                                    778,992           1,943

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Telecom Italia SpA (N)                              1,264,503           4,222
UniCredito Italiano SpA                               965,600           5,200
                                                                 ------------
                                                                       64,392
                                                                 ------------

Japan - 19.8%
77 Bank, Ltd. (The)                                   292,800           1,745
Acom Co., Ltd.                                          1,760             111
Advantest Corp.                                         8,200             574
Aeon Co., Ltd. (N)                                    143,800           2,304
Aiful Corp.                                            66,200           6,616
Aioi Insurance Co., Ltd.                               72,000             291
Aisin Seiki Co., Ltd.                                  21,200             476
All Nippon Airways Co., Ltd. (N)                       35,000             109
Alps Electric Co., Ltd. (N)                           137,000           1,653
Amano Corp.                                             7,000              58
Anritsu Corp.                                           1,000               7
Aoyama Trading Co., Ltd.                                1,400              31
Arrk Corp.                                              7,100             264
Asahi Breweries, Ltd. (N)                               8,300              86
Asahi Glass Co., Ltd.                                 176,000           1,619
Asahi Kasei Corp.                                      61,000             260
Autobacs Seven Co., Ltd. (N)                            2,700              73
Bank of Fukuoka, Ltd. (The) (N)                         5,000              28
Bank of Yokohama, Ltd. (The)                          273,000           1,635
Belluna Co., Ltd. (N)                                   3,500             114
Benesse Corp. (N)                                       3,800             106
Bosch Automotive Systems Corp.                          3,000              15
Bridgestone Corp.                                      83,000           1,505
Canon, Inc.                                           305,900          15,112
Central Glass Co., Ltd.                                19,000             128
Central Japan Railway Co.                                  30             243
Chiba Bank, Ltd. (The)                                 40,000             257
Chubu Electric Power Co., Inc.                         25,000             544
Citizen Watch Co., Ltd. (N)                            42,000             395
Credit Saison Co., Ltd.                                81,750           2,618
D&M Holdings, Inc. (AE)                                49,000             102
Dai Nippon Printing Co., Ltd.                          46,000             630
Daiichi Pharmaceutical Co., Ltd.                       33,200             648
Daikin Industries, Ltd.                                64,700           1,577
Daimaru, Inc.                                          27,000             201
Dainippon Ink and Chemicals, Inc.                       9,000              20
Daito Trust Construction Co., Ltd.                     14,250             603
Daiwa House Industry Co., Ltd.                        270,000           2,765
Daiwa Securities Group, Inc. (N)                      125,000             767
Dentsu, Inc.                                              441           1,183
Don Quijote Co., Ltd. (N)                              10,900             655
Dowa Mining Co., Ltd.                                  37,000             224
East Japan Railway Co.                                    435           2,289

                                               International Securities Fund  49

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Eisai Co., Ltd.                                       110,200           3,175
Electric Power Development Co.                          5,900             154
FamilyMart Co., Ltd.                                    4,500             121
Fanuc, Ltd.                                            19,500           1,179
Fast Retailing Co., Ltd.                               10,200             649
FCC Co., Ltd.                                           1,800              55
FCC Co., Ltd. (AE)                                      1,700              52
Fuji Heavy Industries, Ltd. (N)                       238,000           1,158
Fuji Machine Manufacturing Co., Ltd.                   22,200             209
Fuji Photo Film Co., Ltd.                              89,700           3,067
Fujikura, Ltd. (N)                                     21,000              92
Fujisawa Pharmaceutical Co., Ltd.                       2,400              63
Fujitsu, Ltd. (N)                                     174,000           1,037
Funai Electric Co., Ltd.                                7,600             995
Furukawa Electric Co., Ltd. (AE)(N)                   110,000             461
Global Media Online, Inc.                               3,700              65
Gunze, Ltd.                                             7,000              32
Hachijuni Bank, Ltd. (The)                              7,000              44
Hankyu Department Stores (N)                           12,000              84
Hirose Electric Co., Ltd.                               4,300             427
HIS Co., Ltd. (AE)                                      5,000              94
HIS Co., Ltd. (N)                                      10,100             195
Hitachi Cable, Ltd.                                    48,000             188
Hitachi Chemical Co., Ltd.                              7,800             123
Hitachi Maxell, Ltd.                                   14,000             187
Hitachi Zosen Corp. (AE)(N)                            77,500             118
Hitachi, Ltd.                                         816,000           5,141
Hokkaido Electric Power Co., Inc.                       7,100             132
Hokuhoku Financial Group, Inc.                        115,000             262
Hokuriku Electric Power Co.                             2,800              48
Honda Motor Co., Ltd.                                 208,500          10,084
Hoya Corp.                                             30,300           3,114
Isuzu Motors, Ltd. (AE)(N)                            103,000             294
Itochu Corp.                                          436,000           1,878
Ito-Yokado Co., Ltd.                                   25,000             897
Japan Radio Co., Ltd. (AE)(N)                          37,000             145
Japan Tobacco, Inc.                                       393           3,456
JFE Holdings, Inc.                                     98,000           2,634
Joyo Bank, Ltd. (The)                                  21,000              94
Kadokawa Holdings, Inc. (N)                            10,200             398
Kaken Pharmaceutical Co., Ltd. (N)                      9,000              53
Kamigumi Co., Ltd. (N)                                 43,000             305
Kaneka Corp.                                           39,000             407
Kansai Electric Power Co., Inc. (The)                  98,100           1,842
Kao Corp.                                             209,700           4,843
Kawasaki Heavy Industries, Ltd. (N)                   114,000             181
Kawasaki Kisen Kaisha, Ltd. (N)                       271,000           1,810
KDDI Corp.                                                827           3,984
Keio Electric Railway Co., Ltd.                        37,000             196

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Keyence Corp.                                           3,900             880
Kirin Brewery Co., Ltd.                                 9,000              81
Kobe Steel, Ltd.                                      291,000             407
Koei Co., Ltd.                                          5,100             117
Komatsu, Ltd.                                          46,000             308
Konica Minolta Holdings, Inc.                         194,000           2,591
Koyo Seiko Co., Ltd. (N)                               23,000             260
Kubota Corp.                                           10,000              46
Kuraray Co., Ltd.                                     157,400           1,231
Kyocera Corp.                                          14,500           1,053
Kyorin Pharmaceutical Co., Ltd. (N)                     5,000              76
Kyowa Hakko Kogyo Co., Ltd.                             4,000              28
Kyushu Electric Power Co., Inc.                        44,100             875
Lawson, Inc.                                           43,000           1,438
Leopalace21 Corp.                                      24,300             444
Mabuchi Motor Co., Ltd. (N)                            29,600           2,200
Makita Corp. (N)                                       12,000             165
Mars Engineering Corp. (N)                              5,500             207
Marubeni Corp. (N)                                    135,000             355
Matsui Securities Co., Ltd. (N)                        14,600             388
Matsumotokiyoshi Co., Ltd. (N)                         58,300           1,468
Matsushita Electric Industrial Co., Ltd.              327,000           4,748
Meiji Dairies Corp.                                    15,000              86
Meiji Seika Kaisha, Ltd. (N)                            2,000               8
Meitec Corp. (N)                                        7,600             286
Millea Holdings, Inc.                                     397           5,250
Minebea Co., Ltd.                                     415,000           1,764
Mitsubishi Chemical Corp. (N)                         100,000             290
Mitsubishi Corp. (N)                                   80,000             885
Mitsubishi Electric Corp.                             112,000             525
Mitsubishi Estate Co., Ltd. (N)                       646,000           6,828
Mitsubishi Gas Chemical Co., Inc.                      22,000              94
Mitsubishi Heavy Industries, Ltd.                     228,000             642
Mitsubishi Rayon Co., Ltd.                            127,000             405
Mitsubishi Securities Co., Ltd. (N)                    49,000             456
Mitsubishi Tokyo Financial Group, Inc.                  1,145           9,734
Mitsui & Co., Ltd. (N)                                102,000             858
Mitsui Engineering & Shipbuilding Co., Ltd. (N)       111,000             189
Mitsui Fudosan Co., Ltd. (N)                          153,000           1,626
Mitsui OSK Lines, Ltd.                                217,000           1,287
Mitsui Sumitomo Insurance Co., Ltd.                   197,000           1,619
Mitsui Trust Holdings, Inc. (N)                        59,000             406
Mitsumi Electric Co., Ltd. (N)                          3,700              42
Mizuho Financial Group, Inc.                              474           1,831
Murata Manufacturing Co., Ltd.                         93,400           4,455
NAMCO LIMITED (AE)                                      5,300              62
NAMCO LIMITED (N)                                       5,300              62
NEC Corp.                                             279,000           1,550

 50  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
NEC System Intergration & Construction, Ltd.           12,200              98
NET One Systems Co., Ltd.                                  23              88
Nichirei Corp.                                          7,000              24
Nidec Copal Corp. (N)                                   9,800             131
Nidec Corp. (N)                                         9,500           1,030
Nikko Cordial Corp.                                   125,000             560
Nikon Corp. (N)                                        43,000             423
Nintendo Co., Ltd.                                      8,300             938
Nippon Electric Glass Co., Ltd. (N)                    43,000             961
Nippon Express Co., Ltd.                              524,000           2,529
Nippon Kayaku Co., Ltd.                                 6,000              31
Nippon Light Metal Co., Ltd. (N)                      113,000             274
Nippon Meat Packers, Inc.                             119,000           1,486
Nippon Mining Holdings, Inc.                          157,500             750
Nippon Oil Corp. (N)                                  111,000             706
Nippon Shokubai Co., Ltd.                              16,000             116
Nippon Steel Corp.                                  1,310,000           3,069
Nippon Telegraph & Telephone Corp.                        812           3,452
Nippon Yusen Kabushiki Kaisha                         117,000             589
Nishimatsu Construction Co., Ltd. (N)                   3,000               9
Nishi-Nippon City Bank, Ltd. (The)                    117,900             525
Nissan Motor Co., Ltd.                              1,031,100          11,639
Nissen Co., Ltd.                                       15,000             279
Nisshin Seifun Group, Inc.                              4,000              40
Nisshin Steel Co., Ltd.                               120,000             263
Nisshinbo Industries, Inc.                              7,000              46
Nitto Denko Corp.                                      35,300           1,677
NOK Corp. (N)                                          16,100             490
Nomura Holdings, Inc.                                  78,000             958
Nomura Research Institute, Ltd.                         2,700             236
NS Solutions Corp.                                      8,200             209
NSK, Ltd.                                              19,000              82
NTT DoCoMo, Inc.                                          218             385
Obayashi Corp.                                          4,000              22
OJI Paper Co., Ltd.                                    15,000              86
Olympus Corp. (N)                                      50,700             984
Omron Corp.                                            20,000             454
Ono Pharmaceutical Co., Ltd.                            2,000              94
Onward Kashiyama Co., Ltd.                              2,000              26
ORIX Corp.                                             89,200          10,473
Pal Co., Ltd. (N)                                       2,500              45
Parco Co., Ltd.                                        32,000             188
Promise Co., Ltd.                                      37,850           2,410
Rakuten, Inc. (N)                                           2              15
Renown D'urban Holdings, Inc. (AE)                     11,800             106
Resona Holdings, Inc. (AE)                             68,000             112
Ricoh Co., Ltd. (N)                                    84,000           1,571
Rinnai Corp.                                           65,500           1,785

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Rohm Co., Ltd.                                         25,600           2,631
Sanken Electric Co., Ltd. (N)                          31,000             363
Sankyo Co., Ltd.                                       89,200           1,854
Sanyo Electric Co., Ltd. (N)                           69,000             221
Sanyo Shinpan Finance Co., Ltd.                        11,900             668
Sega Sammy Holdings, Inc. (N)                          63,600           2,956
Seino Transportation Co., Ltd.                         26,000             236
Sekisui Chemical Co., Ltd.                              5,000              32
Sekisui House, Ltd. (N)                               289,700           2,994
Senshukai Co., Ltd.                                    13,000             120
SFCG Co., Ltd. (N)                                      8,470           1,783
Shimachu Co., Ltd.                                      6,300             147
Shimamura Co., Ltd.                                     6,800             499
Shin-Etsu Chemical Co., Ltd.                           64,200           2,444
Shinko Electric Industries (N)                          9,700             280
Shinsei Bank, Ltd.                                     19,000             124
Shionogi & Co., Ltd. (N)                               57,000             886
Shiseido Co., Ltd. (N)                                113,000           1,476
Shizuoka Bank, Ltd. (The) (N)                           6,000              50
Showa Shell Sekiyu KK                                  19,900             179
SKY Perfect Communications, Inc.                          333             406
Skylark Co., Ltd. (N)                                 115,600           1,917
SMC Corp.                                              14,800           1,587
Snow Brand Milk Products Co., Ltd. (AE)(N)              8,000              24
Softbank Corp. (N)                                     12,600             571
Sohgo Security Services Co., Ltd.                      65,100             889
Sompo Japan Insurance, Inc.                           120,900           1,055
Sony Corp. (N)                                         61,700           2,151
Stanley Electric Co., Ltd. (N)                         31,700             490
STB Leasing Co., Ltd.                                   9,800             206
Sumisho Lease Co., Ltd.                                16,500             639
Sumitomo Bakelite Co., Ltd. (N)                       213,200           1,257
Sumitomo Chemical Co., Ltd.                           554,000           2,690
Sumitomo Corp.                                        139,000           1,036
Sumitomo Electric Industries, Ltd.                     42,000             399
Sumitomo Forestry Co., Ltd.                            36,000             341
Sumitomo Heavy Industries, Ltd. (AE)                  534,000           1,554
Sumitomo Metal Industries, Ltd.                       415,000             502
Sumitomo Mitsui Financial Group, Inc. (N)               1,437           9,352
Sumitomo Osaka Cement Co., Ltd.                       200,000             440
Sumitomo Realty & Development Co., Ltd.                 6,000              66
Sumitomo Trust & Banking Co., Ltd. (The)              889,000           5,190
Suruga Bank, Ltd.                                       5,000              38
Suzuken Co., Ltd.                                       8,700             185
Suzuki Motor Corp.                                     72,000           1,275

                                               International Securities Fund  51

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
T&D Holdings, Inc.                                     22,000             973
Taiheiyo Cement Corp.                                  56,000             127
Taisei Corp.                                           26,000              93
Taisho Pharmaceutical Co., Ltd.                         2,000              36
Taiyo Nippon Sanso Corp.                               18,000              90
Takashimaya Co., Ltd. (N)                              10,000              86
Takeda Pharmaceutical Co., Ltd.                       267,900          12,957
Takefuji Corp.                                          1,900             120
Tanabe Seiyaku Co., Ltd.                                4,000              36
TDK Corp.                                              89,500           6,222
Telewave, Inc.                                             32             234
Terumo Corp.                                           57,800           1,441
Tobu Railway Co., Ltd.                                 19,000              68
Toda Corp.                                              5,000              20
Tohoku Electric Power Co., Inc.                        70,600           1,206
Tokai Rika Co., Ltd. (N)                               11,000             191
Tokyo Electric Power Co., Inc. (The)                  113,800           2,580
Tokyo Electron, Ltd.                                   83,400           4,530
Tokyo Gas Co., Ltd. (N)                               246,000             918
Tokyu Corp. (N)                                        35,000             159
Tomen Corp. (AE)(N)                                     8,000              11
Toppan Printing Co., Ltd. (N)                          27,000             261
Toshiba Corp. (N)                                      85,000             343
Toyo Seikan Kaisha, Ltd.                               17,000             265
Toyota Motor Corp.                                    674,900          26,328
Toyota Tsusho Corp.                                     6,000              79
Trend Micro, Inc.                                      33,400           1,603
UFJ Holdings, Inc. (N)                                  1,356           6,302
Uni-Charm Corp.                                        11,300             572
Uniden Corp.                                           19,000             412
UNY Co., Ltd.                                          85,000             852
USS Co., Ltd.                                           3,520             285
West Japan Railway Co.                                    541           2,162
World Co., Ltd.                                         3,000              88
Yahoo Japan Corp. (AE)                                     93             405
Yahoo Japan Corp. (AE)(N)                                  15              68
Yamada Denki Co., Ltd. (N)                             29,000           1,030
Yamaha Corp.                                           55,300             846
Yamaha Motor Co., Ltd. (N)                            145,000           2,209
Yamanouchi Pharmaceutical Co., Ltd.                    29,200           1,073
Yamato Transport Co., Ltd. (N)                        198,000           2,673
Yamazaki Baking Co., Ltd.                              10,000              88
Yokogawa Electric Corp.                                32,000             418
York-Benimaru Co., Ltd.                                 9,300             235
                                                                 ------------
                                                                      354,831
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Luxembourg - 0.3%
Arcelor (N)                                           241,018           4,514
Arcelor                                                60,000           1,132
Millicom International Cellular SA (AE)(N)             14,700             298
                                                                 ------------
                                                                        5,944
                                                                 ------------

Mexico - 0.4%
America Movil SA de CV ADR Class L                     21,500             946
Coca-Cola Femsa SA de CV ADR (N)                       62,400           1,255
Grupo Televisa SA ADR                                  45,200           2,486
Telefonos de Mexico SA de CV ADR                       39,850           1,364
Wal-Mart de Mexico SA de CV                           253,300             828
                                                                 ------------
                                                                        6,879
                                                                 ------------

Netherlands - 4.8%
ABN AMRO Holding NV                                   271,870           6,521
Aegon NV                                              345,841           3,796
Akzo Nobel NV (N)                                      48,425           1,827
ASML Holding NV (AE)                                  378,652           5,410
Buhrmann NV (N)                                        58,600             437
DSM NV (N)                                             28,700           1,566
Euronext NV (N)                                        16,774             487
European Aeronautic Defense and Space Co. (N)          43,000           1,229
Heineken Holding NV Class A                            11,250             317
Heineken NV (N)                                       152,018           4,791
ING Groep NV (N)                                      720,769          19,130
Koninklijke Philips Electronics NV                    133,120           3,163
OCE NV                                                 15,700             219
Randstad Holdings NV (N)                               37,900           1,280
Reed Elsevier NV                                      232,340           3,061
Rodamco Europe NV (N)                                   9,000             614
Royal Dutch Petroleum Co. (N)                         335,554          18,280
Royal Dutch Petroleum Co. Class S                       6,500             353
Royal KPN NV                                          459,500           3,685
Royal Numico NV (AE)                                  145,300           4,910
TPG NV                                                 45,100           1,093
Unilever NV (N)                                        14,000             817
Vedior NV                                               8,500             125
VNU NV                                                 28,579             783
Wolters Kluwer NV                                     120,922           2,210
                                                                 ------------
                                                                       86,104
                                                                 ------------

 52  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
New Zealand - 0.3%
Carter Holt Harvey, Ltd.                              420,550             620
Telecom Corp. of New Zealand, Ltd.                  1,128,987           4,465
                                                                 ------------
                                                                        5,085
                                                                 ------------
Norway - 0.8%
DNB NOR ASA                                           462,363           3,918
Norsk Hydro ASA                                        45,700           3,363
Norske Skogindustrier ASA                              16,400             299
Statoil ASA                                           382,100           5,531
Telenor ASA                                           126,200           1,005
Yara International ASA (AE)(N)                         82,931             888
                                                                 ------------
                                                                       15,004
                                                                 ------------
Russia - 0.3%
LUKOIL ADR                                             18,600           2,320
Mobile TeleSystems ADR                                  5,400             784
Vimpel-Communications ADR (AE)                         11,250           1,283
YUKOS ADR (N)                                          15,300             255
                                                                 ------------
                                                                        4,642
                                                                 ------------

Singapore - 1.2%
CapitaLand, Ltd. (N)                                   51,000              57
City Developments, Ltd.                               102,000             386
ComfortDelgro Corp., Ltd.                              51,000              44
Creative Technology, Ltd.                               3,650              41
DBS Group Holdings, Ltd.                              640,300           6,006
Flextronics International, Ltd. (AE)                   99,200           1,195
Fraser and Neave, Ltd.                                 22,000             181
Jardine Cycle & Carriage, Ltd.                         32,000             154
Keppel Corp., Ltd. (N)                                264,000           1,270
Keppel Land, Ltd.                                      20,000              22
NatSteel, Ltd. (N)                                     50,000              63
Oversea-Chinese Banking Corp.                         460,000           3,817
Overseas Union Enterprise, Ltd.                         2,000               9
SembCorp Industries, Ltd.                              90,000              83
Singapore Airlines, Ltd.                               32,000             206
Singapore Exchange, Ltd.                               14,000              15
Singapore Land, Ltd.                                    4,000              11
Singapore Press Holdings, Ltd.                        208,000             588
Singapore Technologies Engineering, Ltd.              589,000             740
Singapore Telecommunications, Ltd. (N)              3,503,859           5,099
Starhub, Ltd. (AE)(N)                                  83,000              45
United Overseas Bank, Ltd.                             62,000             503

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United Overseas Land, Ltd.                             27,000              37
Venture Corp., Ltd.                                    46,000             437
                                                                 ------------
                                                                       21,009
                                                                 ------------

South Africa - 0.1%
Nedcor, Ltd.                                          131,818           1,436
                                                                 ------------

South Korea - 0.7%
Hana Bank                                              33,800             844
Hyundai Motor Co.                                     107,300           5,204
Korea Electric Power Corp. ADR (N)                    150,400           1,727
KT Corp. ADR                                           78,900           1,456
POSCO ADR                                              19,350             723
Samsung Electronics - GDR                               9,190           1,801
Samsung Electronics Co., Ltd.                           2,860           1,123
                                                                 ------------
                                                                       12,878
                                                                 ------------

Spain - 3.7%
Acerinox SA (N)                                        45,200             630
ACS Actividades Cons y Serv                            91,996           1,788
Altadis SA                                            118,404           4,357
Amadeus Global Travel Distribution SA Class A
   (N)                                                 16,300             134
Antena 3 de Television SA (AE)                            600              39
Banco Bilbao Vizcaya Argentaria SA (N)                252,000           3,965
Banco Sabadell SA (N)                                  44,900             966
Banco Santander Central Hispano SA (N)                497,039           5,563
Bankinter SA (N)                                        6,000             268
Corp Mapfre SA (N)                                     74,710             946
Endesa SA (N)                                         241,965           4,924
Fomento de Construcciones y Contratas SA                5,600             214
Gamesa Corp. Tecnologica SA (N)                        16,500             228
Grupo Ferrovial SA (AE)(N)                             34,400           1,527
Iberdrola SA (N)                                      223,726           4,911
Iberia Lineas Aereas de Espana (N)                    212,300             603
Inditex SA                                             63,100           1,608
Indra Sistemas SA                                      73,000           1,085
Red Electrica de Espana (N)                            10,800             202
Repsol YPF SA (N)                                     268,908           5,844
Repsol YPF SA ADR                                     102,316           2,217
Sociedad General de Aguas de Barcelona SA Class
   A                                                    2,400              43
Sogecable SA (AE)(N)                                   29,000           1,150
Telefonica SA                                       1,377,510          22,800
                                                                 ------------
                                                                       66,012
                                                                 ------------

                                               International Securities Fund  53

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sweden - 2.2%
Atlas Copco AB Class A (N)                              6,700             278
Billerud AB (N)                                        13,900             213
Electrolux AB                                         164,120           3,052
Elekta AB Class B (AE)                                  3,200              86
ForeningsSparbanken AB (N)                             41,000             864
Getinge AB Class B                                     72,600             814
Hennes & Mauritz AB Class B                           211,179           6,167
Lundin Petroleum AB (AE)                               16,000             100
Modern Times Group AB Class B (AE)(N)                   4,100              91
Nordea Bank AB                                        183,500           1,589
OMX AB (AE)(N)                                         10,200             121
Sandvik AB                                              8,300             312
Scania AB Class B                                      14,000             510
Skandia Forsakrings AB (N)                            172,791             645
Skandinaviska Enskilda Banken AB Class A               10,000             167
Skanska AB Class B (N)                                 29,500             322
Svenska Cellulosa AB Class B                           60,300           2,251
Svenska Handelsbanken Class A                         281,297           6,106
Swedish Match AB                                       19,000             210
Tele2 AB Class B (N)                                    6,700             223
Telefonaktiebolaget LM Ericsson Class B (AE)        3,941,922          11,483
Telefonaktiebolaget LM Ericsson ADR (AE)               14,000             405
TeliaSonera AB (N)                                     32,000             172
Volvo AB Series A (N)                                   7,100             261
Volvo AB Series B (N)                                  82,200           3,121
WM-data AB Class B (N)                                  3,000               6
                                                                 ------------
                                                                       39,569
                                                                 ------------

Switzerland - 5.5%
ABB, Ltd.                                              20,900             121
Adecco SA                                               9,400             454
Clariant AG                                            98,141           1,331
Compagnie Financiere Richemont AG Class A             257,256           7,309
Credit Suisse Group (AE)                              186,290           6,384
Georg Fischer AG (AE)                                     851             205
Givaudan                                                2,260           1,416
Holcim, Ltd. (N)                                       59,568           3,190
Julius Baer Holding AG Class B                          3,865           1,084
Logitech International SA (AE)                          3,800             198
Lonza Group AG (N)                                     42,830           2,097
Micronas Semiconductor Hold (AE)                       18,300             720
Nestle SA                                              49,338          11,695

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nobel Biocare Holding AG                                  100              16
Novartis AG                                           358,853          17,148
PubliGroupe SA                                            341             100
Rieter Holding AG                                         223              59
Roche Holding AG                                      104,004          10,653
Serono SA (N)                                             880             548
STMicroelectronics NV (N)                              29,300             542
STMicroelectronics NV Class Y (N)                         100               2
Straumann Holding AG (N)                                1,043             216
Sulzer AG                                               1,921             649
Swatch Group AG Class B                                 1,500             201
Swiss Life Holding (AE)                                   794             102
Swiss Reinsurance                                      91,530           5,630
Swisscom AG (N)                                        11,993           4,328
Syngenta AG (AE)                                       36,900           3,526
Synthes, Inc. (AE)                                     16,289           1,739
UBS AG (N)                                            190,961          13,791
Valora Holding AG                                         613             141
Zurich Financial Services AG (AE)                      10,679           1,524
                                                                 ------------
                                                                       97,119
                                                                 ------------

Taiwan - 0.6%
First Financial Holding Co., Ltd. (AE)              3,903,000           3,139
Taiwan Semiconductor Manufacturing Co., Ltd.        3,712,000           4,861
Taiwan Semiconductor Manufacturing Co., Ltd. ADR      153,768           1,164
United Microelectronics Corp. ADR Class R
   (AE)(N)                                            420,271           1,471
                                                                 ------------
                                                                       10,635
                                                                 ------------

Thailand - 0.0%
Advanced Info Service PCL                             212,000             465
                                                                 ------------

Turkey - 0.0%
Turkcell Iletisim Hizmet AS                        30,485,000             187
                                                                 ------------

United Kingdom - 19.3%
3i Group PLC                                          221,078           2,366
Abbey National PLC                                     81,400             945
Alliance & Leicester PLC                               18,300             289
Alliance Unichem PLC                                   70,200             859
Amvescap PLC                                            6,900              37
Anglo American PLC                                    138,092           3,029
ARM Holdings PLC                                      202,000             361
Arriva PLC                                             14,500             120
Associated British Foods PLC                          144,500           1,845
AstraZeneca PLC                                       239,648           9,870

 54  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Aviva PLC                                             639,822           6,405
AWG PLC (AE)                                           26,500             354
BAA PLC                                               119,900           1,263
BAE Systems PLC                                     1,266,556           5,543
Barclays PLC                                          684,816           6,692
Barratt Developments PLC                               32,300             300
BG Group PLC                                        1,522,216           9,927
BHP Billiton PLC                                      207,857           2,113
BOC Group PLC                                         246,697           3,974
Boots Group PLC                                       522,954           6,321
BP PLC                                              3,206,733          31,072
Bradford & Bingley PLC                                 78,200             397
Brambles Industries PLC                               803,696           3,883
British Airways PLC (AE)                              125,100             495
British American Tobacco PLC                          499,902           7,530
British Land Co. PLC                                  100,600           1,377
British Sky Broadcasting PLC                           74,883             699
BT Group PLC                                          954,800           3,258
Bunzl PLC                                             249,272           1,890
Cable & Wireless PLC                                  173,900             334
Cadbury Schweppes PLC                                 255,428           2,123
Cairn Energy PLC (AE)                                   8,000             216
Carnival PLC                                           55,742           2,951
Cattles PLC                                             8,100              53
Centrica PLC                                          947,610           4,191
Colt Telecom Group PLC (AE)                            18,500              15
Compass Group PLC                                     154,800             640
Corus Group PLC (AE)                                  554,166             496
Davis Service Group PLC                                16,400             109
Diageo PLC                                            747,820          10,007
Dixons Group PLC                                       13,800              44
easyJet PLC (AE)                                      379,000           1,097
EMI Group PLC                                         137,800             536
GKN PLC                                             1,168,011           4,586
GlaxoSmithKline PLC                                   853,103          17,975
GUS PLC                                               178,010           2,914
HBOS PLC                                              883,748          11,843
HMV Group PLC                                         169,200             745
HSBC Holdings PLC                                     105,477           1,708
HSBC Holdings PLC                                   1,057,538          17,086
Imperial Chemical Industries PLC                      180,000             693
Imperial Tobacco Group PLC                            376,168           8,790
Inchcape PLC                                           25,500             692
Intercontinental Hotels Group PLC                     486,183           5,952
ITV PLC                                               314,455             618
J Sainsbury PLC                                       477,641           2,262
Johnston Press PLC                                     44,700             452
Kelda Group PLC                                        34,400             354
Kesa Electricals PLC                                  110,728             553

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kingfisher PLC                                        128,011             711
Land Securities Group PLC                              13,800             302
Legal & General Group PLC                              88,600             161
Lloyds TSB Group PLC                                1,267,391          10,034
LogicaCMG PLC                                          56,600             184
Man Group PLC                                          42,209           1,013
Marks & Spencer Group PLC                             161,800           1,067
Meggitt PLC                                            80,700             364
MFI Furniture PLC                                      64,400             121
Mitchells & Butlers PLC                               477,526           2,498
mmO2 PLC (AE)                                         202,800             392
Morrison WM Supermarkets                              130,534             543
MyTravel Group PLC (AE)                               144,200              11
National Grid Transco PLC                             148,300           1,290
Next PLC                                               90,600           2,779
Northern Foods PLC                                    182,700             504
Old Mutual PLC                                        451,300             955
Pearson PLC                                           205,500           2,257
Pennon Group PLC                                       27,500             465
Persimmon PLC                                         128,100           1,454
Prudential PLC                                        105,019             773
Prudential PLC Rights (AE)                             17,503              30
Punch Taverns PLC                                     272,840           2,772
Reckitt Benckiser PLC                                  66,300           1,820
Reed Elsevier PLC                                     197,200           1,762
Reuters Group PLC                                     261,900           1,784
Rexam PLC                                             148,381           1,173
Rio Tinto PLC                                         292,986           7,664
RMC Group PLC                                         198,300           3,098
Rolls-Royce Group PLC                                 184,756             880
Rolls-Royce Group PLC Class S                       5,875,240              11
Royal & Sun Alliance Insurance Group                  866,414           1,190
Royal Bank of Scotland Group PLC                      356,397          10,508
SABMiller PLC                                          63,400             915
Scottish & Newcastle PLC                               30,400             225
Scottish & Southern Energy PLC                        131,788           2,020
Scottish Power PLC                                     76,700             620
Shell Transport & Trading Co. PLC                   1,455,424          11,463
Shire Pharmaceuticals PLC                              40,300             384
Signet Group PLC                                       99,900             195
Smiths Group PLC                                       89,400           1,224
SSL International PLC                                  15,400              77
Stagecoach Group PLC                                  153,662             251
Standard Chartered PLC                                267,860           4,790
Tate & Lyle PLC                                       112,300             875
Taylor Woodrow PLC                                    283,497           1,206
Tesco PLC                                             371,400           1,958
Trinity Mirror PLC                                    108,300           1,283
Unilever PLC                                          455,970           3,845

                                               International Securities Fund  55

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United Business Media PLC                              34,363             301
United Utilities PLC                                   25,900             273
United Utilities PLC Class E                           35,501             254
Vodafone Group PLC                                 12,016,380          30,791
Warner Chilcott PLC                                     8,800             139
Whitbread PLC                                          94,890           1,415
Wimpey George PLC                                     257,300           1,654
Wolseley PLC                                           28,800             498
WPP Group PLC                                          13,600             137
Xstrata PLC                                           379,842           5,896
                                                                 ------------
                                                                      346,508
                                                                 ------------
United States - 0.1%
Transocean, Inc. (AE)                                  30,500           1,075
                                                                 ------------
TOTAL COMMON STOCKS
(cost $1,378,113)                                                   1,625,811
                                                                 ------------

LONG-TERM INVESTMENTS - 0.1%
Cayman Islands - 0.1%
SMFG Finance, Ltd.
   2.250% due 07/11/05                                 69,000           1,439

United Kingdom - 0.0%
Credit Suisse Group Finance Guernsey, Ltd.
   6.000% due 12/23/05                                    190             193
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $1,060)                                                           1,632
                                                                 ------------
                                                   NOTIONAL         MARKET
                                                    AMOUNT          VALUE
                                                      $               $
OPTIONS PURCHASED - 0.3%
(Number of Contracts)
Belgium - 0.2%
Bel 20 Index Futures
   Nov 2004 2,754.25 (EUR)
   Call (237)                                          16,700           3,242
                                                                 ------------

Switzerland - 0.1%
Swiss Market Index
   Dec 2004 5,545.02 (CHF) Put (109)                    5,058             617
   Dec 2004 5,562.69 (CHF) Put (87)                     4,050             505
                                                                 ------------
                                                                        1,122
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $3,737)                                                           4,364
                                                                 ------------

                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------
PREFERRED STOCKS - 0.2%
Australia - 0.0%
News Corp., Ltd. (N)                                  114,391             898

Germany - 0.2%
Fresenius AG                                           13,200           1,119
Fresenius Medical Care AG                               3,400             186
Porsche AG                                              1,526             974
ProSieben SAT.1 Media AG                               51,564             926
                                                                 ------------
                                                                        3,205
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $3,219)                                                           4,103
                                                                 ------------

 56  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL
                                                  AMOUNT ($)        MARKET
                                                  OR SHARES         VALUE
SHORT-TERM INVESTMENTS - 7.9%
United States - 7.9%
Frank Russell Investment Company
   Money Market Fund                              124,578,000         124,578
United States Treasury Bill (c)(z)
   1.465% due 11/04/04                                  4,500           4,499
   1.654% due 12/09/04 (S)                             10,000           9,983
   1.770% due 01/20/05 (S)                              2,000           1,991
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $141,052)                                                       141,051
                                                                 ------------

OTHER SECURITIES - 16.2%
United States - 16.2%
Frank Russell Investment Company
   Money Market Fund (x)                          116,395,216         116,395
State Street Securities Lending Quality Trust
   (x)                                            174,923,061         174,923
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $291,318)                                                       291,318
                                                                 ------------

TOTAL INVESTMENTS - 115.4%
(identified cost $1,818,499)                                        2,068,279

OTHER ASSETS AND LIABILITIES
NET - (15.4%)                                                        (275,511)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,792,768
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                               International Securities Fund  57

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
AEX Index (Netherlands)
   expiration date 11/04 (199)                         16,732             (205)

CAC-40 Index (France)
   expiration date 12/04 (339)                         16,005              187

DAX Index (Germany)
   expiration date 12/04 (135)                         17,072               12

DJ STOXX 50 Index (EMU)
   expiration date 12/04 (845)                         30,301              417
FTSE-100 Index (UK)
   expiration date 12/04 (408)                         34,676              282
Hang Seng Index (Hong Kong)
   expiration date 11/04 (203)                         17,005              351

SPI 200 Index (Australia)
   expiration date 12/04 (104)                          7,343              276

TOPIX Index (Japan)
   expiration date 12/04 (299)                         30,410           (1,556)

Short Positions
CAC-40 Index (France)
   expiration date 11/04 (44)                           2,079               (9)

FTSE-100 Index (UK)
   expiration date 12/04 (141)                         11,984             (135)

IBEX Plus Index (Spain)
   expiration date 11/04 (36)                           3,848              (55)

MIB-30 (Italy)
   expiration date 12/04 (25)                           4,577             (143)

SPI 200 Index (Australia)
   expiration date 12/04 (36)                           2,542             (102)
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                 (680)
                                                                  ============


                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Belgium
Bel 20 Index Futures
   Nov 2004 2,754.25 (EUR)
   Put (237)                                               16,700             (3,032)

Switzerland
Swiss Market Index Futures
   Dec 2004 5,545.02 (CHF)
   Call (109)                                               5,058               (456)
   Dec 2004 5,562.69 (CHF)
   Call (87)                                                4,050               (364)
                                                                     ---------------

Total Liability for Options Written (premiums
   received $3,730)                                                           (3,852)
                                                                     ===============

See accompanying notes which are an integral part of the financial statements.

 58  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                              UNREALIZED
                                                             APPRECIATION
      AMOUNT                 AMOUNT           SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT              DATE             $
-------------------   ---------------------   -----------   --------------
USD             557      AUD            749    11/01/04                 2
USD              44      AUD             60    11/03/04                --
USD             172      AUD            230    11/03/04                --
USD             183      AUD            245    11/04/04                --
USD             145      AUD            200    12/15/04                 4
USD             345      AUD            500    12/15/04                27
USD             360      AUD            500    12/15/04                13
USD             415      AUD            600    12/15/04                32
USD             425      AUD            600    12/15/04                22
USD           1,079      AUD          1,500    12/15/04                39
USD           1,202      AUD          1,648    12/15/04                25
USD           1,727      AUD          2,500    12/15/04               136
USD           2,228      AUD          3,054    12/15/04                47
USD           4,348      AUD          6,300    12/15/04               346
USD           4,455      AUD          6,108    12/15/04                95
USD           4,693      AUD          6,750    12/15/04               335
USD               8      CAD             10    11/02/04                --
USD              16      CAD             20    11/02/04                --
USD              70      CAD             85    11/03/04                --
USD              65      CHF             79    11/01/04                 1
USD           4,577      CHF          5,737    12/15/04               234
USD              65      DKK            400    12/15/04                 3
USD             200      DKK          1,211    12/15/04                 8
USD             102      EUR             80    11/01/04                --
USD             221      EUR            173    11/02/04                 1
USD             267      EUR            210    11/02/04                 2
USD             355      EUR            279    11/02/04                 1
USD             677      EUR            532    11/02/04                 3
USD              44      EUR             34    11/03/04                --
USD             259      EUR            203    11/03/04                 1
USD             266      EUR            209    11/03/04                 1
USD             315      EUR            247    11/03/04                 1
USD             347      EUR            272    11/03/04                 1
USD             462      EUR            361    11/03/04                --
USD             496      EUR            389    11/03/04                 1
USD             615      EUR            500    12/15/04                25
USD           1,230      EUR          1,000    12/15/04                49
USD           1,400      EUR          1,150    12/15/04                71
USD           1,835      EUR          1,500    12/15/04                84
USD           1,912      EUR          1,500    12/15/04                 7
USD           2,546      EUR          2,000    12/15/04                12
USD           8,379      EUR          6,850    12/15/04               384
USD           9,170      EUR          7,500    12/15/04               424
USD          36,420      EUR         29,750    12/15/04             1,635
USD              27      GBP             15    11/01/04                --

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                              UNREALIZED
                                                             APPRECIATION
      AMOUNT                 AMOUNT           SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT              DATE             $
-------------------   ---------------------   -----------   --------------
USD              11      GBP              6    11/02/04                --
USD             716      GBP            391    11/02/04                 2
USD              18      GBP             10    11/03/04                --
USD             891      GBP            500    12/15/04                25
USD           1,439      GBP            800    12/15/04                26
USD           1,785      GBP          1,000    12/15/04                45
USD           1,787      GBP          1,000    12/15/04                43
USD           2,677      GBP          1,500    12/15/04                69
USD           3,575      GBP          2,000    12/15/04                86
USD           5,356      GBP          3,000    12/15/04               136
USD          11,008      GBP          6,177    12/15/04               299
USD          12,811      GBP          7,178    12/15/04               328
USD          21,244      GBP         11,900    12/15/04               539
USD              75      HKD            582    11/01/04                --
USD              16      HKD            125    12/15/04                --
USD              77      HKD            600    12/15/04                --
USD             408      HKD          3,180    12/15/04                 1
USD              87      IDR        792,089    11/01/04                --
USD               2      JPY            193    11/01/04                --
USD               2      JPY            216    11/01/04                --
USD               5      JPY            484    11/01/04                --
USD               5      JPY            491    11/01/04                --
USD               7      JPY            775    11/01/04                --
USD              12      JPY          1,311    11/01/04                --
USD              14      JPY          1,511    11/01/04                --
USD              16      JPY          1,678    11/01/04                --
USD              32      JPY          3,417    11/01/04                --
USD              54      JPY          5,688    11/01/04                --
USD              67      JPY          7,105    11/01/04                --
USD              71      JPY          7,534    11/01/04                --
USD             195      JPY         20,772    11/01/04                 1
USD             274      JPY         29,183    11/01/04                 2
USD               2      JPY            220    11/02/04                --
USD               2      JPY            245    11/02/04                --
USD               5      JPY            497    11/02/04                --
USD               8      JPY            800    11/02/04                --
USD               9      JPY            986    11/02/04                --
USD              21      JPY          2,247    11/02/04                --
USD              25      JPY          2,627    11/02/04                --
USD             256      JPY         27,210    11/02/04                 1
USD               4      JPY            388    11/04/04                --
USD               4      JPY            403    11/04/04                --
USD               5      JPY            487    11/04/04                --
USD              18      JPY          1,949    11/04/04                --
USD             130      JPY         13,779    11/04/04                --

  See accompanying notes which are an integral part of the financial statements.

                                               International Securities Fund  59

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                              UNREALIZED
                                                             APPRECIATION
      AMOUNT                 AMOUNT           SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT              DATE             $
-------------------   ---------------------   -----------   --------------
USD             914      JPY        100,000    12/15/04                33
USD           1,525      JPY        167,000    12/15/04                56
USD           1,822      JPY        200,000    12/15/04                72
USD           1,823      JPY        200,000    12/15/04                72
USD           1,823      JPY        200,000    12/15/04                71
USD           2,837      JPY        300,000    12/15/04                 5
USD           4,106      JPY        450,000    12/15/04               156
USD          13,232      JPY      1,450,000    12/15/04               502
USD          13,584      JPY      1,490,000    12/15/04               529
USD          23,767      JPY      2,585,451    12/15/04               722
USD              --      NOK              1    12/15/04                --
USD           3,351      NZD          5,120    12/15/04               135
USD           6,244      NZD          9,600    12/15/04               293
USD             110      SEK            784    11/01/04                --
USD              47      SEK            335    11/02/04                --
USD             104      SEK            736    11/02/04                --
USD              47      SEK            332    11/03/04                --
USD           2,158      SEK         15,835    12/15/04                81
USD           2,294      SEK         16,832    12/15/04                86
USD           2,941      SEK         21,907    12/15/04               157
USD           5,854      SEK         43,593    12/15/04               310
USD              23      TRL     34,187,448    11/02/04                11
USD             160      TRL    235,046,432    11/02/04                75
AUD              76      USD             57    11/01/04                --
AUD             500      USD            345    12/15/04               (27)
AUD             500      USD            360    12/15/04               (13)
AUD           1,000      USD            692    12/15/04               (53)
AUD           1,500      USD          1,095    12/15/04               (22)
AUD          12,065      USD          8,335    12/15/04              (652)
CHF             662      USD            550    11/02/04                (3)
CHF           1,310      USD          1,094    11/02/04                (2)
CHF             652      USD            518    11/17/04               (28)
CHF           2,185      USD          1,736    12/01/04               (95)
CHF           1,198      USD            952    12/07/04               (52)
CHF               5      USD              4    12/15/04                --
CHF           9,570      USD          7,542    12/15/04              (484)
DKK             501      USD             86    11/01/04                (1)
DKK           1,561      USD            267    11/01/04                (2)
DKK             708      USD            122    11/02/04                --
DKK           3,969      USD            680    11/02/04                (3)
DKK             268      USD             44    12/15/04                (2)
EUR              55      USD             69    11/01/04                (1)
EUR             131      USD            167    11/01/04                --
EUR             193      USD            247    11/02/04                --
EUR             227      USD            289    11/02/04                (2)

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                              UNREALIZED
                                                             APPRECIATION
      AMOUNT                 AMOUNT           SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT              DATE             $
-------------------   ---------------------   -----------   --------------
EUR           1,000      USD          1,238    12/15/04               (41)
EUR           1,000      USD          1,248    12/15/04               (31)
EUR           1,150      USD          1,415    12/15/04               (56)
EUR           3,000      USD          3,723    12/15/04              (115)
EUR           3,544      USD          4,367    12/15/04              (166)
EUR          16,209      USD         19,907    12/15/04              (826)
GBP               9      USD             16    11/01/04                --
GBP              22      USD             41    11/01/04                --
GBP              35      USD             64    11/01/04                --
GBP              73      USD            133    11/01/04                (1)
GBP             333      USD            609    11/01/04                (2)
GBP              10      USD             19    11/02/04                --
GBP              11      USD             19    11/02/04                --
GBP              16      USD             30    11/02/04                --
GBP              20      USD             37    11/02/04                --
GBP             242      USD            444    11/02/04                (1)
GBP             674      USD          1,232    11/02/04                (6)
GBP               8      USD             14    11/03/04                --
GBP             206      USD            378    11/03/04                --
GBP           1,000      USD          1,787    12/15/04               (44)
GBP           1,700      USD          3,022    12/15/04               (90)
GBP           2,000      USD          3,569    12/15/04               (92)
GBP           4,940      USD          8,757    12/15/04              (285)
GBP          11,950      USD         21,867    01/31/05                63
HKD           4,753      USD            611    11/02/04                --
HKD           5,420      USD            696    11/02/04                --
JPY             328      USD              3    11/01/04                --
JPY             678      USD              6    11/01/04                --
JPY           1,104      USD             10    11/01/04                --
JPY           2,438      USD             23    11/01/04                --
JPY           2,622      USD             25    11/01/04                --
JPY          15,048      USD            141    11/01/04                (1)
JPY          27,881      USD            261    11/01/04                (2)
JPY          49,017      USD            460    11/01/04                (4)
JPY             344      USD              3    11/02/04                --
JPY           2,456      USD             23    11/02/04                --
JPY           2,658      USD             25    11/02/04                --
JPY           3,223      USD             30    11/02/04                --
JPY           6,697      USD             63    11/02/04                --
JPY          10,530      USD             99    11/02/04                --
JPY             306      USD              3    11/04/04                --
JPY             324      USD              3    11/04/04                --
JPY           2,336      USD             22    11/04/04                --
JPY           2,605      USD             25    11/04/04                --
JPY          37,643      USD            355    11/04/04                --

See accompanying notes which are an integral part of the financial statements.

 60  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                              UNREALIZED
                                                             APPRECIATION
      AMOUNT                 AMOUNT           SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT              DATE             $
-------------------   ---------------------   -----------   --------------
JPY          78,407      USD            710    12/07/04               (27)
JPY         190,000      USD          1,714    12/15/04               (86)
JPY         200,000      USD          1,828    12/15/04               (69)
JPY         200,000      USD          1,834    12/15/04               (61)
JPY         300,000      USD          2,749    12/15/04               (94)
JPY         300,000      USD          2,752    12/15/04               (90)
JPY         454,307      USD          4,153    12/15/04              (151)
JPY       1,334,069      USD         12,185    12/15/04              (452)
JPY         156,392      USD          1,433    01/24/05               (52)
NOK              77      USD             12    11/01/04                --
NOK             896      USD            140    11/03/04                --
NZD           2,185      USD          1,476    12/15/04               (10)
NZD           7,099      USD          4,795    12/15/04               (39)
SEK              74      USD             10    11/01/04                --
SEK             134      USD             19    11/02/04                --
SEK              75      USD             11    11/03/04                --
SEK           6,945      USD            938    12/15/04               (43)
SGD              31      USD             19    11/03/04                --
SGD              47      USD             28    11/03/04                --
SGD               3      USD              2    12/15/04                --
SGD           1,270      USD            756    12/15/04                (9)
                                                             ------------

                                                                    4,716
                                                             ============

                                                       % OF              MARKET
INDUSTRY DIVERSIFICATION                                NET               VALUE
(UNAUDITED)                                           ASSETS                $
------------------------------------------------------------------------------------
Auto and Transportation                                       6.8            121,408
Consumer Discretionary                                        9.8            176,842
Consumer Staples                                              5.9            107,167
Financial Services                                           21.7            389,222
Health Care                                                   6.6            119,776
Integrated Oils                                               8.5            153,238
Materials and Processing                                      9.7            175,202
Miscellaneous                                                 0.7             11,849
Options                                                       0.3              4,364
Other Energy                                                  0.9             15,197
Producer Durables                                             5.6             99,575
Technology                                                    3.2             56,375
Utilities                                                    11.4            204,033
Warrants & Rights                                              --                 30
Short-Term Investments                                        7.9            141,051
Long-Term Investments                                         0.1              1,632
Other Securities                                             16.2            291,318
                                                  ---------------    ---------------

Total Investments                                           115.3          2,068,279
Other Assets and Liabilities, Net                           (15.3)          (275,511)
                                                  ---------------    ---------------

Net Assets                                                  100.0          1,792,768
                                                  ===============    ===============


GEOGRAPHIC DIVERSIFICATION                             % OF              MARKET
(UNAUDITED)                                           ASSETS                $
------------------------------------------------------------------------------------
Africa                                                        0.1              1,436
Asia                                                          8.8            158,632
Europe                                                       41.0            735,365
Japan                                                        19.8            354,831
Latin America                                                 0.6             10,993
United Kingdom                                               19.0            340,612
Options                                                       0.3              4,364
Other                                                         1.6             28,045
Short-Term Investments                                        7.9            141,051
Long-Term Investments                                         0.1              1,632
Other Securities                                             16.2            291,318
                                                  ---------------    ---------------

Total Investments                                           115.4          2,068,279
Other Assets and Liabilities, Net                           (15.4)          (275,511)
                                                  ---------------    ---------------

Net Assets                                                  100.0          1,792,768
                                                  ===============    ===============

  See accompanying notes which are an integral part of the financial statements.

                                               International Securities Fund  61

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands

                                                      % OF
                                                      NET
PORTFOLIO SUMMARY (UNAUDITED)                        ASSETS
--------------------------------------------------------------
Australia                                                  3.4
Austria                                                    0.2
Belgium                                                    1.4
Brazil                                                     0.2
Canada                                                     1.5
China                                                      0.6
Denmark                                                    0.7
Estonia                                                    0.1
Finland                                                    0.9
France                                                     8.9
Germany                                                    6.0
Greece                                                     0.4
Hong Kong                                                  1.7
Hungary                                                    0.1
India                                                       --*
Indonesia                                                  0.2
Ireland                                                    0.7
Italy                                                      3.6
Japan                                                     19.8
Luxembourg                                                 0.3
Mexico                                                     0.4
Netherlands                                                4.8
New Zealand                                                0.3
Norway                                                     0.8
Russia                                                     0.3
Singapore                                                  1.2
South Africa                                               0.1
South Korea                                                0.7
Spain                                                      3.7
Sweden                                                     2.2
Switzerland                                                5.5
Taiwan                                                     0.6
Thailand                                                    --*
Turkey                                                      --*
United Kingdom                                            19.3
United States                                              0.1
Long-Term Investments                                      0.1
Options Purchased                                          0.3
Preferred Stocks                                           0.2
Short-Term Investments                                     7.9
Other Securities                                          16.2
                                                  ------------
Total Investments                                        115.4
Other Assets and Liabilities Net                        (15.4)
                                                  ------------

Net Assets                                               100.0
                                                  ============

Futures Contracts                                           --*
Options Written                                            0.2
Foreign Currency Exchange Contracts                        0.3

* Less than .05%

See accompanying notes which are an integral part of the financial statements.

 62  International Securities Fund

                      (This page intentionally left blank)

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
(GRAPHIC)

                                                                EMERGING MARKETS - CLASS S++               MSCI EMF **
                                                                ----------------------------               -----------
Inception*                                                                 10000                              10000
1995                                                                        8180                               8059
1996                                                                        9065                               8581
1997                                                                        9035                               7853
1998                                                                        6349                               5420
1999                                                                        7640                               7838
2000                                                                        7152                               7148
2001                                                                        5443                               5471
2002                                                                        5765                               5933
2003                                                                        8548                               8825
2004                                                                       10362                              10537

Emerging Markets Fund - Class S
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,122              21.22%
5 Years                $      13,563               6.28%S
10 Years               $      10,362               0.36%S

Emerging Markets Fund - Class E ++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,088              20.88%
5 Years                $      13,434               6.07%S
10 Years               $      10,246               0.24%S

Emerging Markets Fund - Class C ++++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,004              20.04%
5 Years                $      12,957               5.31%S
10 Years               $       9,835              (0.17)%S

MSCI Emerging Markets Free Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,940              19.40%
5 Years                $      13,443               6.10%S
10 Years               $      10,537               0.52%S

 64  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to provide long term capital growth.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDING OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2004, the Emerging Markets Fund Class S, Class E and Class C shares gained 21.22%, 20.88% and 20.04%, respectively. This compared to the Morgan Stanley Capital International Emerging Markets ("MSCI EM") Index, which gained 19.40% during the same period. Class S, Class E and Class C performance is net of operating expenses of 1.83%, 2.07% and 2.83%, respectively. Index returns are unmanaged and do not include expenses of any kind.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MANAGERS.

The Fund's over performance relative to benchmark was a result of positive stock selection, particularly in the two largest countries of the benchmark -- South Korea and South Africa -- as well as in Thailand. The Fund's value manager, AllianceBernstein performed particularly well in these countries, as did two of the Fund's market-oriented managers, Genesis and Arrowstreet.

Country allocation decisions also added to return relative to benchmark. In general, the Fund was underweight countries with large weights in the MSCI EM Index and overweight in those with smaller weights. This was beneficial as the larger-weighted countries in the MSCI EM Index generally underperformed their smaller counterparts.

The Fund's policy of being fully invested helped it keep pace with a strong performing market.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THEY ARE POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

For the six months ending April 2004, emerging markets continued the rally that began in March 2003 when investors looked past events in Iraq in anticipation of a low global interest rate environment and global economic recovery. The Fund's money managers generally kept pace with the benchmark in this environment. In April 2004, sentiment towards emerging markets was negatively impacted by concerns over higher US interest rates, rising energy prices and the likelihood of an economic slowdown in China. Markets fell as a result and reached their lows for the year in mid-May before subsequently rebounding on the basis that these fears appeared misplaced. Value stocks and smaller, high beta stocks (i.e., stocks that exaggerate benchmark index movements) outperformed in this environment and more value-oriented money managers successfully took advantage of this. Overall, the Fund was positioned towards these types of stocks which contributed to performance. The Fund's money managers continued to seek broad diversification across markets and exposure to stocks offering what they believed to be attractive growth and value characteristics.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MANAGER LINE-UP?

On March 1, 2004, the Fund's investment objective was changed and its investment objective was reclassified from "fundamental" to "non-fundamental." A non-fundamental investment objective may be changed by the Fund's Board of Trustees without shareholder approval. The Fund's prior investment objective was to provide maximum total return primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities. The change to the investment objective did not affect materially the manner in which the Fund is managed.

Foreign & Colonial, one of the Fund's market-oriented managers, was replaced by Wells Capital Management, a market-oriented manager that runs a very high conviction, concentrated portfolio. As a result of this change, the allocations to the Fund's other market-oriented managers, Genesis and Arrowstreet, were increased.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE MULTI-MANAGER FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

Strong stock selection contributed most to the Fund's performance relative to benchmark. This was particularly true in South Africa where the money managers owned domestic stocks rather than exporters, which proved beneficial given the strength of the Rand over the period. In Korea, good stock selection also boosted returns as the money managers underweighted the poorly performing technology sector and instead focused on domestically-driven stocks such as those in the consumer sector. AllianceBernstein had the best performance of the money managers in these two markets. Country allocation added to returns also, especially in Asia. The Fund maintained an underweight position in the technology-heavy country of Taiwan, which was the worst performing country in the benchmark as technology stocks declined globally. Genesis benefited most from this underweight. Outside of Asia, the money managers overweighted Brazil stocks, which rose strongly because of strong commodity prices and an improving economy. AllianceBernstein and Arrowstreet benefited the most from this overweight. The biggest detractors from Fund performance relative to benchmark include the Fund's underweight position in Polish stocks, which rose as the economy continued to recover, and stock selection in Russia, where the holding in Yukos underperformed.

                                                       Emerging Markets Fund  65

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

The Fund's value money manager, AllianceBernstein, produced the highest returns, benefiting from its exposure to value stocks and smaller markets, which outperformed over the year. Arrowstreet outperformed the benchmark, due to good stock and country selection. Genesis also outperformed the benchmark due to its exposure to smaller markets, non-index stocks and its underweight position in countries with large weights in the benchmark. T. Rowe Price performed broadly in line with the benchmark in a difficult environment for growth-oriented money managers. Foreign & Colonial underperformed the benchmark due to poor stock selection.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR STOCK SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

Overall the environment was broadly favorable for active management, especially for value-oriented money managers, which benefited from the trends noted above. Growth-oriented money managers found the environment difficult as better quality companies underperformed. The money managers' stock selection and country allocation decisions were both favorable during the period.

Money Managers as of October 31, 2004                                Styles


Alliance Capital Management L.P.,
   which acts as money manager to
   the Fund through its Bernstein
   Investment Research and
   Management Unit                     Value
Arrowstreet Capital, Limited
   Partnership                         Market-Oriented
Genesis Asset Managers, LLP            Market-Oriented
T. Rowe Price International, Inc.      Growth
Wells Capital Management Inc.          Market-Oriented

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of Frank Russell Investment Management Company (FRIMCo), or any other person in FRIMCo or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and FRIMCo disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for a Frank Russell Investment Company (FRIC) Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any FRIC Fund.

                              --------------------

*     Emerging Markets Fund Class S assumes initial investment on November 1,
      1994.

** The Morgan Stanley Capital International Emerging Markets Free Index is a market capitalization-weighted Index of over 850 stocks traded in 22 world markets.

++ Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.

++++ Emerging Markets Fund Class S performance has been linked with Class E to provide historical perspective. For the period September 22, 1998 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods. The higher returns for Class E than Class S for the fiscal year was a result of the low relative asset level of Class E combined with a high level of shareholder activity. Such returns are not typical and are not expected to continue.

++++++Emerging Markets Fund Class S and Class E performance has been linked with
      Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

S     Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Investments in emerging market countries involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability than those of more developed countries. Securities may be less liquid and more volatile that US or longer established international markets. Please see the Prospectus for further details.

 66  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SHAREHOLDER EXPENSE EXAMPLE -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS ANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,010.48      $     1,010.57
Expenses Paid During
Period*                       $        14.50      $        14.50

* Expenses are equal to the Fund's annualized expense ratio of 2.87%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,014.90      $     1,014.39
Expenses Paid During
Period*                       $        10.69      $        10.68

* Expenses are equal to the Fund's annualized expense ratio of 2.11%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,016.48      $     1,015.65
Expenses Paid During
Period*                       $         9.43      $         9.42

* Expenses are equal to the Fund's annualized expense ratio of 1.86%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                       Emerging Markets Fund  67

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 85.3%
Argentina - 1.0%
Acindar Industria Argentina de Aceros SA (AE)         350,000             534
Central Costanera SA Class T (AE)                     437,100             602
Grupo Financiero Galicia SA - ADR                     292,772           2,448
IRSA Inversiones y Representaciones SA (AE)           390,246             373
Telecom Argentina SA - ADR (AE)                       164,700           1,752
                                                                 ------------
                                                                        5,709
                                                                 ------------

Brazil - 6.4%
Banco do Brasil SA                                    100,000             992
Banco Itau Holding Financeira SA - ADR                 35,100           2,124
Brasil Telecom Participacoes SA - ADR                  26,100             800
Braskem SA - ADR (AE)                                  66,500           2,434
Centrais Eletricas Brasileiras SA                  48,353,200             759
Cia de Bebidas das Americas - ADR                      46,600           1,156
Cia de Concessoes Rodoviarias                          38,200             550
Cia de Saneamento Basico do Estado de Sao Paulo    23,940,000             973
Cia Energetica de Minas Gerais - ADR                   44,200           1,022
Cia Siderurgica Nacional SA                           257,373           3,799
Cia Vale do Rio Doce                                   40,800             872
Cia Vale do Rio Doce - ADR                             26,100             552
Cia Vale do Rio Doce - ADR                            182,200           3,316
Empresa Brasileira de Aeronautica SA - ADR              6,500             173
Gerdau SA - ADR (N)                                   107,200           1,582
Natura Cosmeticos SA                                   85,463           1,736
Petroleo Brasileiro SA                                 74,900           2,689
Petroleo Brasileiro SA - ADR (N)                      104,800           3,721
Petroleo Brasileiro SA - ADR (N)                       89,700           2,933
Souza Cruz SA                                          13,200             149
Tele Norte Leste Participacoes SA                      46,892             595
Tele Norte Leste Participacoes SA - ADR (N)            48,600             636
Telesp Celular Participacoes SA - ADR (AE)(N)         110,400             661
Uniao de Bancos Brasileiros SA - GDR (N)               88,000           2,328
Votorantim Celulose e Papel SA - ADR                   23,200             802
                                                                 ------------
                                                                       37,354
                                                                 ------------
Canada - 0.2%
PetroKazakhstan, Inc. Class A (N)                      38,665           1,427
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Chile - 0.2%
Coca-Cola Embonor SA - ADR (AE)                       107,000             618
Embotelladora Andina SA - ADR Class B                  54,400             664
                                                                 ------------
                                                                        1,282
                                                                 ------------

China - 3.4%
Aluminum Corp. of China, Ltd. Class H               3,290,000           1,892
China Petroleum & Chemical Corp. Class H            8,878,000           3,365
China Shipping Development Co., Ltd. Class H          414,000             346
China Telecom Corp., Ltd. Class H                   2,306,000             741
Datang International Power Generation Co., Ltd.
   Class H                                            114,000              91
Guangshen Railway Co., Ltd. Class H                   656,000             188
Huadian Power International Co. Class H             2,886,000             927
Huaneng Power International, Inc. Class H             128,000              96
Jiangsu Express Class H                             1,771,400             745
Jiangxi Copper Co., Ltd. Class H (AE)                 280,000             148
Lenovo Group, Ltd.                                  3,142,000           1,130
PetroChina Co., Ltd. Class H                        7,062,000           3,698
Ping An Insurance Group Co. of China, Ltd. Class
   H (AE)                                             729,500           1,148
Semiconductor Manufacturing International Corp.
   (AE)                                             1,677,000             351
Shanghai Forte Land Co. Class H                     1,282,000             399
Sinopec Shanghai Petrochemical Co., Ltd. Class H    2,299,000             812
Sinopec Yizheng Chemical Fibre Co., Ltd. Class H      628,000             131
Sinotrans, Ltd. Class H                             2,204,900             715
Travelsky Technology, Ltd. Class H                    363,700             299
Yanzhou Coal Mining Co., Ltd. Class H               1,293,000           1,711
Zhejiang Expressway Co., Ltd. Class H                 824,000             556
Zijin Mining Group Co., Ltd. Class H                  340,000             132
                                                                 ------------
                                                                       19,621
                                                                 ------------

Colombia - 0.1%
BanColombia SA - ADR                                   19,100             168
Cementos Argos SA                                      26,400             198
Inversiones Nacionales de Chocolates SA                54,121             164
                                                                 ------------
                                                                          530
                                                                 ------------

 68  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Croatia - 0.3%
Pliva DD - GDR                                        100,700           1,521
                                                                 ------------
Czech Republic - 0.2%
Komercni Banka AS                                       4,632             587
Philip Morris CR                                          742             440
                                                                 ------------
                                                                        1,027
                                                                 ------------

Ecuador - 0.5%
La Cemento Nacional Ecuador - GDR (p)                  10,500             366
La Cemento Nacional Ecuador - GDR                      72,000           2,513
                                                                 ------------
                                                                        2,879
                                                                 ------------

Egypt - 1.2%
Commercial International Bank                         164,593             918
Egyptian Co. for Mobile Services Class V              131,830           2,444
Orascom Construction Industries                       234,028           2,710
Orascom Telecom Holding SAE (AE)                       11,368             394
Orascom Telecom Holding SAE - GDR (AE)                 13,300             227
Vodafone Egypt Telecommunications SAE                  41,895             316
                                                                 ------------
                                                                        7,009
                                                                 ------------

Estonia - 0.1%
Hansabank, Ltd.                                        34,300             347
                                                                 ------------

Greece - 0.1%
Attica Holdings SA                                    123,600             397
                                                                 ------------

Hong Kong - 1.7%
China Insurance International Holdings Co., Ltd.    1,198,000             546
China Merchants Holdings International Co., Ltd.      390,000             576
China Resources Enterprise                            558,000             782
China Resources Power Holdings Co.                  2,444,000           1,405
China Travel International Investors                  502,000             132
Citic Pacific, Ltd.                                   401,000           1,025
CNOOC, Ltd.                                         4,346,000           2,248
COSCO Pacific, Ltd.                                   656,000           1,134
Kingboard Chemical Holdings, Ltd.                     194,000             406
Luen Thai Holdings, Ltd. (AE)                         791,000             407
Pacific Basin Shipping, Ltd. (AE)                     838,000             393

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Panva Gas Holdings, Ltd. (AE)                       1,019,000             432
Shanghai Industrial Holdings, Ltd.                     59,000             112
Tom Group, Ltd. (AE)                                1,936,000             376
                                                                 ------------
                                                                        9,974
                                                                 ------------

Hungary - 1.6%
Matav Magyar Tavkozlesi Rt                            526,197           2,207
Matav Magyar Tavkozlesi Rt - ADR (N)                   52,800           1,112
Mol Magyar Olaj- es Gazipari Rt                        60,900           3,416
Mol Magyar Olaj- es Gazipari Rt. - GDR                 44,900           2,500
OTP Bank Rt                                            14,700             372
                                                                 ------------
                                                                        9,607
                                                                 ------------

India - 4.7%
Arvind Mills, Ltd. (AE)                               342,500             596
Ballarpur Industries, Ltd.                            121,800             199
Bank of Baroda                                        220,000             746
Bharti Televentures (AE)                                6,000              21
GAIL India, Ltd. - GDR                                 60,941           1,570
Genesis Indian Investment Co. (AE)                    665,719          12,023
Gujarat Ambuja Cements, Ltd. - GDR                     30,048             226
HDFC Bank, Ltd. - ADR (N)                              16,800             591
Hindalco Industries, Ltd.                              12,700             332
Hindalco Industries, Ltd. - GDR                        24,249             626
ICICI Bank, Ltd. - ADR (N)                            244,800           3,858
I-Flex Solutions, Ltd.                                 48,600             639
ITC, Ltd.                                              25,350             608
ITC, Ltd. - GDR                                         3,254              78
Kotak MahIndustriesra Bank, Ltd.                      121,000             480
Larsen & Toubro, Ltd.                                  25,397             464
LIC Housing Finance - GDR (AE)                         53,749             332
National Thermal Power Corp. (AE)                      62,300              85
Oil & Natural Gas Corp., Ltd.                          29,700             516
Petronet LNG, Ltd. (AE)                               755,900             387
PTC India, Ltd.                                       259,919             301
State Bank of India, Ltd. - GDR                        36,780             972
Tata TEA, Ltd.                                         56,600             511
UTI Bank, Ltd.                                        172,200             579
ZEE Telefilms, Ltd.                                   336,100           1,108
                                                                 ------------
                                                                       27,848
                                                                 ------------

Indonesia - 3.0%
Astra International Tbk PT                          2,897,500           2,504
Bank Central Asia Tbk PT                            5,160,000           1,363
Bank Mandiri Persero Tbk PT                        14,151,276           2,453
Bank Rakyat Indonesia                              10,422,660           2,237

                                                       Emerging Markets Fund  69

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Gudang Garam Tbk PT                                    91,000             128
Indonesian Satellite Corp. Tbk PT                   2,414,500           1,256
Ramayana Lestari Sentosa Tbk PT                     6,547,500             613
Telekomunikasi Indonesia Tbk PT                    15,157,490           7,258
                                                                 ------------
                                                                       17,812
                                                                 ------------

Israel - 2.1%
Bank Hapoalim, Ltd.                                 1,198,200           3,253
Bank Leumi Le-Israel BM                               898,400           1,874
Check Point Software Technologies (AE)                116,079           2,626
Lipman Electronic Engineering, Ltd. (N)                18,000             429
Makhteshim-Agan Industries, Ltd. Class S              330,800           1,353
Nice Systems, Ltd. - ADR (AE)(N)                       10,700             226
Orbotech, Ltd. (AE)                                    27,100             458
Partner Communications - ADR (AE)(N)                  103,030             675
Teva Pharmaceutical Industries, Ltd. - ADR             56,000           1,456
                                                                 ------------
                                                                       12,350
                                                                 ------------

Luxembourg - 0.4%
Quilmes Industrial SA Class                           392,600             271
Quilmes Industrial SA - ADR                            12,885             211
Tenaris SA                                            251,131           1,129
Tenaris SA - ADR                                       15,100             676
                                                                 ------------
                                                                        2,287
                                                                 ------------

Malaysia - 2.8%
Astro All Asia Networks PLC (AE)                      738,300           1,010
Berjaya Sports Toto BHD                               471,400             484
British American Tobacco Malaysia BHD                  66,000             790
CIMB BHD                                              333,700             430
Hong Leong Bank BHD                                   337,000             466
IJM Corp. BHD                                         337,500             417
IOI Corp. BHD                                          76,800             192
Magnum Corp. BHD                                    2,271,900           1,501
Malakoff BHD                                        1,013,000           1,773
Malaysian Industrial Development Finance              902,500             285
MK Land Holdings BHD                                1,675,200             780
Multi-Purpose Holdings BHD (AE)                       335,100              95
Multi-Purpose Holdings BHD Warrants (AE)               65,320               7
OYL Industries BHD                                    122,200           1,254
Public Bank BHD                                       925,900           1,693

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Public Bank BHD                                       170,981             290
Resorts World BHD                                     617,000           1,551
Sime Darby BHD                                        251,800             378
SP Setia BHD                                          368,666             369
Symphony House BHD                                    729,600             148
Symphony House BHD Warrants (AE)                      137,280               9
TAN Chong Motor Holdings BHD                          908,000             349
Telekom Malaysia BHD                                  432,000           1,307
Tenaga Nasional BHD                                   178,000             520
                                                                 ------------
                                                                       16,098
                                                                 ------------

Mexico - 8.4%
Alfa SA de CV Class A                                 388,100           1,510
America Movil SA de CV                                540,600           1,191
America Movil SA de CV - ADR Class L                  149,900           6,596
Cemex SA de CV                                      1,120,332           6,402
Cemex SA de CV - ADR                                   21,749             630
Consorcio ARA SA de CV (AE)                           153,500             410
Controladora Comercial Mexicana SA de CV              462,200             498
Corp Durango SA de CV - ADR (AE)                       15,050               5
Corp GEO SA de CV (AE)                                357,000             560
Desarrolladora Homex SA de CV - ADR (AE)               62,100           1,158
Fomento Economico Mexicano SA de CV                   315,800           1,391
Fomento Economico Mexicano SA de CV - ADR              70,600           3,113
Grupo Aeroportuario del Sureste SA de CV - ADR         13,100             300
Grupo Carso SA de CV                                   66,424             316
Grupo Financiero Banorte SA de CV Class O             864,600           4,064
Grupo Mexico SA de CV (AE)                          1,366,862           5,667
Grupo Modelo SA                                       807,800           2,074
Grupo Televisa SA                                      86,400             238
Grupo Televisa SA - ADR                                57,673           3,172
Hylsamex SA de CV Class B (AE)                      1,442,300           3,165
Organizacion Soriana SA de CV Class B                  87,600             282
Telefonos de Mexico SA de CV                           81,700             140
Telefonos de Mexico SA de CV - ADR                     91,254           3,125
Urbi Desarrollos Urbanos SA de CV (AE)                125,600             468
Wal-Mart de Mexico SA de CV                           779,958           2,550
                                                                 ------------
                                                                       49,025
                                                                 ------------

 70  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Pakistan - 1.2%
Engro Chemical Pakistan, Ltd.                         706,000           1,134
Fauji Fertilizer Co., Ltd.                            739,954           1,396
HUB Power Co.                                       1,220,092             585
ICI Pakistan, Ltd.                                    382,000             518
Muslim Commercial Bank                                353,839             281
Pakistan State Oil Co., Ltd.                           44,000             185
Pakistan Telecommunication Co., Ltd.                4,160,536           2,595
SUI Northern Gas Pipeline                             296,880             264
                                                                 ------------
                                                                        6,958
                                                                 ------------

Peru - 0.0%
Cia de Minas Buenaventura SA - ADR                     10,700             266
                                                                 ------------

Philippines - 0.3%
Bank of the Philippine Islands                         52,340              45
Globe Telecom, Inc.                                    13,900             253
Philippine Long Distance Telephone (AE)                52,000           1,298
SM Prime Holdings                                   1,500,000             200
                                                                 ------------
                                                                        1,796
                                                                 ------------

Russia - 4.1%
Gazprom - ADR                                          12,800             478
LUKOIL - ADR                                           79,937           9,972
MMC Norilsk Nickel - ADR                               35,321           2,193
Mobile TeleSystems - ADR                               30,700           4,455
OAO Gazprom - ADR (N)                                  37,796           1,412
Rostelecom - ADR (N)                                    8,200             116
Surgutneftegaz - ADR (N)                               46,722           1,864
Tatneft - ADR (N)                                       4,300             146
Vimpel-Communications - ADR (AE)                       29,600           3,374
                                                                 ------------
                                                                       24,010
                                                                 ------------

South Africa - 8.8%
ABSA Group, Ltd.                                      461,552           5,058
Aeci, Ltd.                                            236,900           1,372
African Bank Investments, Ltd.                        402,800             941
Alexander Forbes, Ltd.                                300,000             572
AngloGold Ashanti, Ltd.                                20,883             774
AngloGold Ashanti, Ltd. - ADR (N)                      41,934           1,555
AVI, Ltd.                                             263,900           1,001
Barloworld, Ltd.                                      299,928           4,197
Bidvest Group, Ltd.                                    43,665             480
Edgars Consolidated Stores, Ltd.                       57,447           2,011
FirstRand, Ltd.                                       302,421             601
Foschini, Ltd.                                         62,628             312

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Gold Fields, Ltd.                                      10,482             147
Impala Platinum Holdings, Ltd.                         19,510           1,574
Imperial Holdings, Ltd. (AE)                          158,740           2,377
Investec, Ltd.                                         21,500             492
MTN Group, Ltd.                                       719,300           3,918
Murray & Roberts Holdings, Ltd.                       330,000             772
Nampak, Ltd.                                           59,373             144
Naspers, Ltd. Class N                                 344,000           3,162
Network Healthcare Holdings, Ltd. (AE)                360,000             315
Pick'n Pay Stores, Ltd.                               134,800             491
Reunert, Ltd.                                          35,300             189
Sanlam, Ltd.                                        2,422,480           4,271
Sappi, Ltd.                                            76,500           1,101
Sasol, Ltd.                                           188,800           3,752
Spar Group, Ltd. (The) (AE)                            53,239             180
Standard Bank Group, Ltd.                             608,459           5,354
Telkom SA, Ltd.                                       158,165           2,243
Tiger Brands, Ltd.                                     53,239             755
VenFin, Ltd.                                          291,200           1,049
                                                                 ------------
                                                                       51,160
                                                                 ------------

South Korea - 16.5%
Amorepacific Corp.                                      5,970           1,168
Cheil Communications, Inc.                              3,130             414
Cheil Industries, Inc.                                 18,200             257
CJ Internet Corp.                                      26,400             268
Daeduck Electronics Co.                                10,430              75
Daelim Industrial Co.                                  29,890           1,282
Daewoo Shipbuilding & Marine Engineering Co.,
   Ltd.                                                39,500             582
Hanaro Telecom, Inc. (AE)                             131,394             376
Hankook Tire Co., Ltd.                                201,007           1,858
Hanwha Chem Corp.                                     153,190           1,218
Hite Brewery Co., Ltd.                                 15,710           1,142
Hyosung Corp.                                          13,930             169
Hyundai Department Store Co., Ltd.                     13,680             397
Hyundai Heavy Industries                                9,760             296
Hyundai Mobis                                          84,060           4,310
Hyundai Motor Co.                                     136,330           6,613
Hyundai Motor Co. - GDR (p)                            13,900             330
Industrial Bank Of Korea                              208,000           1,315
Industrial Bank Of Korea - GDR                         76,540             475
INI Steel Co.                                         149,920           1,587
Kangwon Land, Inc.                                      2,697              30
Kia Motors Corp.                                       54,710             513
Kookmin Bank (AE)                                     148,506           4,961
Kookmin Bank - ADR (N)                                  4,200             141
Korea Electric Power Corp.                             89,460           1,850
Korean Air Lines Co., Ltd. (AE)                        19,030             292

                                                       Emerging Markets Fund  71

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
KT Corp.                                               60,630           1,971
KT Corp. - ADR                                         19,700             364
KT Freetel Co., Ltd.                                   46,700             849
KT&G Corp.                                            143,310           3,968
KT&G Corp. - GDR (p)                                   53,100             735
Kumgang Korea Chemical Co., Ltd.                        7,310             777
LG Cable, Ltd.                                          7,880             132
LG Chem, Ltd.                                          32,730           1,225
LG Electronics, Inc.                                   44,110           2,490
LG Engineering & Construction Corp.                    28,600             580
LG Petrochemical Co., Ltd.                              7,520             183
Lotte Chilsung Beverage Co., Ltd.                         950             653
NCSoft Corp. (AE)                                      10,204             975
NHN Corp.                                               3,720             289
Nong Shim Co., Ltd.                                     5,590           1,173
POSCO                                                  59,440           8,893
POSCO - ADR                                            14,200             531
S1 Corp.                                               45,781           1,292
Samsung Corp.                                          34,040             477
Samsung Electro-Mechanics Co., Ltd. (AE)               22,050             473
Samsung Electronics - GDR                               2,300             451
Samsung Electronics Co., Ltd.                          38,615          15,159
Samsung Electronics Co., Ltd. - GDR (p)                10,059           1,330
Samsung Fire & Marine Insurance Co., Ltd.              29,150           1,734
Samsung Heavy Industries Co., Ltd.                     28,380             154
Samsung SDI Co., Ltd.                                   4,320             390
Shinhan Financial Group Co., Ltd.                     294,490           5,800
Shinsegae Co., Ltd.                                     7,060           1,987
SK Corp.                                               46,100           2,409
SK Telecom Co., Ltd.                                   21,620           3,389
SK Telecom Co., Ltd. - ADR (N)                         14,700             290
S-Oil Corp. Class N                                    48,500           2,448
Tae Young Corp.                                        11,339             385
Woori Finance Holdings Co., Ltd.                       78,990             567
                                                                 ------------
                                                                       96,442
                                                                 ------------

Switzerland - 0.1%
Compagnie Financiere Richemont AG                     273,700             770
                                                                 ------------

Taiwan - 7.3%
Acer, Inc.                                            267,349             391
Advantech Co., Ltd.                                   271,126             580
Asustek Computer, Inc.                                 38,000              84
Basso Industry Corp.                                  239,800             495
Cathay Financial Holding Co., Ltd.                    906,000           1,734

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Cheng Shin Rubber Industry Co., Ltd.                  319,048             379
China Steel Corp.                                   1,278,150           1,284
China Steel Corp. - GDR (p)                            38,530             763
China Steel Corp. - GDR                                63,756           1,262
Chinatrust Financial Holding Co.                    3,036,799           3,459
Chunghwa Telecom Co., Ltd.                            674,000           1,169
CMC Magnetics Corp.                                 2,350,000           1,047
Compal Electronics, Inc.                            4,112,453           3,689
Compal Electronics, Inc. - GDR                         31,219             141
E.Sun Financial Holding Co., Ltd.                     871,000             594
E.Sun Financial Holding Co., Ltd. - GDR (AE)(p)         6,000             102
Evergreen Marine Corp.                                     12              --
Far Eastern Department Stores Co., Ltd.               655,000             309
Far Eastern Textile Co., Ltd.                       1,179,237             786
Far EasTone Telecommunications Co., Ltd.              909,700             971
Faraday Technology Corp.                              228,647             309
Formosa Petrochemical Corp.                           255,000             427
Gigabyte Technology Co., Ltd.                       1,036,875           1,172
HON HAI Precision Industry                            697,963           2,567
Phoenixtec Power Co., Ltd.                            565,629             546
Polaris Securities Co., Ltd.                          600,000             307
Quanta Computer, Inc.                                 445,801             720
Ritek Corp.                                         1,933,161             685
Siliconware Precision Industries Co.                2,205,000           1,668
Synnex Technology International Corp.               1,304,000           1,868
Taishin Financial Holdings Co., Ltd.                1,326,921           1,083
Taiwan Cellular Corp.                                 850,520             849
Taiwan Semiconductor Manufacturing Co., Ltd.        6,751,568           8,842
Via Technologies, Inc. (AE)                           543,000             312
Wan Hai Lines, Ltd.                                 1,574,000           1,511
Yuanta Core Pacific Securities Co. (AE)               429,000             301
                                                                 ------------
                                                                       42,406
                                                                 ------------

Thailand - 2.3%
Advanced Info Service PCL                             363,500             797
Airports of Thailand PCL (AE)                       1,072,600           1,209
Bangkok Bank PCL                                      185,600             423
Bank of Ayudhya PCL (AE)                            5,013,900           1,329
Charoen Pokphand Foods PCL                          3,243,700             277
CP Seven Eleven PCL                                   205,200             270
Delta Electronics Thai PCL                            487,848             200
Hana Microelectronics Public Company, Ltd.          1,097,850             511
Kasikornbank PCL (AE)                                 249,500             278
Kiatnakin Finance PCL                                 681,400             466

 72  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Land and Houses PCL                                 1,652,900             362
National Petrochemical PCL                            517,000           1,285
PTT Exploration & Production PCL                      310,700           2,407
PTT PCL                                               458,000           1,897
Shin Corp. PCL                                      1,452,400           1,203
Siam Commercial Bank PCL                              290,000             311
                                                                 ------------
                                                                       13,225
                                                                 ------------

Turkey - 2.7%
Akbank TAS                                       1,025,058,768          4,623
Anadolu Efes Biracilik Ve Malt Sanayii AS         126,283,074           1,996
Arcelik (AE)                                       53,023,200             322
Dogan Yayin Holding (AE)                          160,000,000             570
Dogus Otomotiv Servis ve Ticaret AS (AE)           20,457,700              67
Eregli Demir ve Celik Fabrikalari TAS             397,841,664           1,578
Ford Otomotiv Sanayi AS                           244,000,000           1,936
Hurriyet Gazetecilik AS                           318,764,416             631
Migros Turk TAS                                   219,555,000           1,348
Tupras Turkiye Petrol Rafine                      134,984,992           1,245
Turkcell Iletisim Hizmet AS                        96,508,952             592
Turkcell Iletisim Hizmet AS - ADR (N)                   7,077             108
Turkiye Garanti Bankasi AS (AE)                   211,775,088             566
Turkiye Is Bankasi                                 91,086,400             377
                                                                 ------------
                                                                       15,959
                                                                 ------------
United Kingdom - 3.3%
Anglo American PLC                                    429,066           9,397
Antofagasta PLC                                        76,136           1,396
Genesis Smaller Companies Fund (AE)                   209,684           6,471
Old Mutual PLC                                          2,300               5
Old Mutual PLC                                        510,579           1,079
SABMiller PLC                                          51,100             737
                                                                 ------------
                                                                       19,085
                                                                 ------------
Venezuela - 0.3%
Cia Anonima Nacional Telefonos de Venezuela -
   CANTV - ADR                                         75,600           1,739
Siderurgica Venezolana Sivensa SACA (AE)            1,306,495              35
                                                                 ------------
                                                                        1,774
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Zimbabwe - 0.0%
Delta Corp., Ltd.                                   1,101,300             198
OK Zimbabwe                                         6,402,949              47
                                                                 ------------
                                                                          245
                                                                 ------------

TOTAL COMMON STOCKS
(cost $389,583)                                                       498,200
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
OPTIONS PURCHASED - 0.6%
(Number of Contracts)
Brazil - 0.0%
Bovespa Index Future
   Dec 2004 24,420.00 (BRL)
   Call (60)                                               15              19
Bovespa Index Future
   Dec 2004 23,800.00 (BRL)
   Call (40)                                               10              13
Bovespa Index Future
   Dec 2004 24,620.00 (BRL)
   Call (50)                                               13              16
Bovespa Index Futures
   Dec 2004 23,430.00 (BRL)
   Call (20)                                                8               6
                                                                 ------------
                                                                           54
                                                                 ------------

South Korea - 0.6%
KOSPI 200 Index
   Dec 2004 89.93 (KRW) Call (246)                         99           3,029
KOSPI 200 Index
   Dec 2004 92.23 (KRW) Call (40)                          16             469
KOSPI 200 Index
   Dec 2004 94.72 (KRW) Call (5)                            2              60
                                                                 ------------
                                                                        3,558
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $3,337)                                                           3,612
                                                                 ------------


                                                       Emerging Markets Fund  73

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
PREFERRED STOCKS - 6.4%
Brazil - 5.8%
All America Latina Logistica SA (AE)                   74,089           1,596
Aracruz Celulose SA                                    76,700             259
Banco Bradesco SA                                      16,600           1,006
Banco Itau Holding Financeira SA                       21,641           2,623
Braskem SA (AE)                                    61,871,300           2,275
Caemi Mineracao e Metalurgica SA (AE)               1,618,300             969
Centrais Eletricas Brasileiras SA                  92,300,000           1,365
Cia de Bebidas das Americas                         8,761,300           2,190
Cia de Tecidos do Norte de Minas - Coteminas        6,342,040             604
Cia Energetica de Minas Gerais                     27,680,000             640
Cia Siderurgica de Tubarao                         18,800,000             761
Cia Vale do Rio Doce                                  205,600           3,745
Empresa Brasileira de Aeronautica SA                  147,300             980
Gerdau SA                                              28,100             415
Klabin SA                                             389,000             653
Petroleo Brasileiro SA                                242,600           7,941
Sadia SA                                              170,000             310
Suzano Bahia Sul Papel e Celulose SA                  265,001           1,124
Usinas Siderurgicas de Minas Gerais SA                 72,300           1,090
Votorantim Celulose e Papel SA                     31,687,000           2,198
Weg SA                                                321,500             837
                                                                 ------------
                                                                       33,581
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
South Korea - 0.6%
Hyundai Motor Co.                                      43,890           1,215
Samsung Electronics Co., Ltd.                           9,260           2,481
                                                                 ------------
                                                                        3,696
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $28,237)                                                         37,277
                                                                 ------------

SHORT-TERM INVESTMENTS - 6.3%
United States - 6.3%
Frank Russell Investment Company Money Market
   Fund                                            33,780,000          33,780
United States Treasury Bill (c)(z)(sec.)
   1.649% due 12/09/04                                  3,000           2,995
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $36,775)                                                         36,775
                                                                 ------------

OTHER SECURITIES - 1.3%
United States - 1.3%
Frank Russell Investment Company Money Market
   Fund (X)                                         3,016,819           3,017
State Street Securities Lending Quality Trust
   (X)                                              4,533,788           4,534
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $7,551)                                                           7,551
                                                                 ------------

TOTAL INVESTMENTS - 99.9%
(identified cost $465,483)                                            583,415

OTHER ASSETS AND LIABILITIES
NET - 0.1%                                                                847
                                                                 ------------

NET ASSETS - 100.0%                                                   584,262
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 74  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Hang Seng Index (Hong Kong)
   expiration date 11/04 (44)                           3,686               71

JSE-40 Index (South Africa)
   expiration date 12/04 (70)                           1,207              (11)
   expiration date 03/05 (260)                          4,521              175

MSCI Singapore Index
   expiration date 11/04 (243)                          3,504               34
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                  269
                                                                  ============

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Brazil - 0.0%
Bovespa Index Futures
   Dec 2004 24,420.00 (BRL) Put (60)                           15                (81)
Bovespa Index Futures
   Dec 2004 24,620.00 (BRL) Put (50)                           13                (78)
Bovespa Index Futures
   Dec 2004 23,800.00 (BRL) Put (40)                           10                (28)
Bovespa Index Futures
   Dec 2004 23,430.00 (BRL) Put (20)                            5                 (6)

South Korea - 0.6%
Kospi 200 Index Futures
   Dec 2004 89.93 (KRW) Put (246)                              99             (1,099)
Kospi 200 Index Futures
   Dec 2004 92.23 (KRW) Put (40)                               16               (196)
Kospi 200 Index Futures
   Dec 2004 94.72 (KRW) Put (5)                                 2                (32)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $1,319)                                                 (1,520)
                                                                     ===============

  See accompanying notes which are an integral part of the financial statements.

                                                       Emerging Markets Fund  75

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
-------------------------------------------------------------------------
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              21   BRL               59    11/03/04                --
USD              43   BRL              123    11/03/04                --
USD              47   BRL              133    11/03/04                --
USD             517   BRL            1,500    12/15/04                (1)
USD             799   BRL            2,400    12/15/04                27
USD           1,386   BRL            4,000    12/15/04               (10)
USD           2,365   BRL            7,100    12/15/04                78
USD             434   KRW          500,000    12/15/04                12
USD           2,174   KRW        2,500,000    12/15/04                54
USD           3,125   KRW        3,600,000    12/15/04                84
USD           7,308   KRW        8,400,000    12/15/04               179
USD             203   MXN            2,339    11/01/04                --
USD             203   MXN            2,339    11/01/04                --
USD               1   MYR                5    11/01/04                --
USD               1   THB               27    11/01/04                --
USD              30   THB            1,214    11/01/04                --
USD              23   THB              943    11/02/04                --
USD             451   ZAR            3,000    12/15/04                36
USD             603   ZAR            4,000    12/15/04                46
USD             935   ZAR            6,000    12/15/04                39
USD           1,656   ZAR           11,000    12/15/04               129
USD           2,257   ZAR           15,000    12/15/04               178
USD           3,605   ZAR           24,000    12/15/04               290
BRL              69   USD               24    11/01/04                --
BRL              74   USD               26    11/01/04                --
BRL              12   USD                4    11/03/04                --
BRL           1,000   USD              345    12/15/04                 1
BRL           2,000   USD              686    12/15/04                (2)
HUF          98,887   USD              508    11/02/04                (6)
KRW       1,000,000   USD              873    12/15/04               (18)
MXN             196   USD               17    11/01/04                --
MYR              51   USD               13    11/01/04                --
MYR              28   USD                7    11/02/04                --
MYR              59   USD               16    11/02/04                --
MYR               8   USD                2    11/03/04                --
MYR              46   USD               12    11/03/04                --
PHP           1,103   USD               20    11/03/04                --
TRL     666,188,258   USD              450    11/01/04              (216)
ZAR           8,000   USD            1,223    12/15/04               (76)
ZAR          15,000   USD            2,387    12/15/04               (48)
                                                            ------------

                                                                     776
                                                            ============

                                                       % OF              MARKET
INDUSTRY DIVERSIFICATION                                NET               VALUE
(UNAUDITED)                                           ASSETS                $
------------------------------------------------------------------------------------
Auto and Transportation                                       4.4             25,866
Consumer Discretionary                                        5.2             30,293
Consumer Staples                                              5.0             29,014
Financial Services                                           15.6             91,368
Health Care                                                   0.6              3,292
Integrated Oils                                               8.2             47,895
Materials and Processing                                     19.5            114,148
Miscellaneous                                                 2.2             13,046
Options                                                       0.6              3,612
Other                                                         3.2             18,493
Other Energy                                                  2.9             16,913
Producer Durables                                             4.5             25,935
Technology                                                    5.8             33,914
Utilities                                                    14.6             85,284
Warrants & Rights                                              --                 16
Short-Term Investments                                        7.6             44,326
                                                  ---------------    ---------------

Total Investments                                            99.9            583,415
Other Assets and Liabilities, Net                             0.1                847
                                                  ---------------    ---------------

Net Assets                                                  100.0            584,262
                                                  ===============    ===============


GEOGRAPHIC DIVERSIFICATION                             % OF              MARKET
(UNAUDITED)                                           ASSETS                $
------------------------------------------------------------------------------------
Africa                                                        8.8             51,405
Asia                                                         43.8            255,876
Europe                                                        9.6             55,925
Latin America                                                22.7            132,400
Middle East                                                   3.3             19,359
Other                                                         0.2              1,427
United Kingdom                                                3.3             19,085
Options                                                       0.6              3,612
Short-Term Investments                                        7.6             44,326
                                                  ---------------    ---------------

Total Investments                                            99.9            583,415
Other Assets and Liabilities, Net                             0.1                847
                                                  ---------------    ---------------

Net Assets                                                  100.0            584,262
                                                  ===============    ===============

See accompanying notes which are an integral part of the financial statements.

 76  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands

                                                       % OF
                                                        NET
PORTFOLIO SUMMARY (UNAUDITED)                         ASSETS
-----------------------------------------------------------------
Argentina                                                     1.0
Brazil                                                        6.4
Canada                                                        0.2
Chile                                                         0.2
China                                                         3.4
Columbia                                                      0.1
Croatia                                                       0.3
Czech Republic                                                0.2
Ecuador                                                       0.5
Egypt                                                         1.2
Estonia                                                       0.1
Greece                                                        0.1
Hong Kong                                                     1.7
Hungary                                                       1.6
India                                                         4.7
Indonesia                                                     3.0
Israel                                                        2.1
Luxembourg                                                    0.4
Malaysia                                                      2.8
Mexico.                                                       8.4
Pakistan                                                      1.2
Peru                                                           --*
Philippines                                                   0.3
Russia                                                        4.1
South Africa                                                  8.8
South Korea                                                  16.5
Switzerland                                                   0.1
Taiwan                                                        7.3
Thailand                                                      2.3
Turkey                                                        2.7
United Kingdom                                                3.3
Venezuela                                                     0.3
Zimbabwe                                                       --*
Options Purchased                                             0.6
Preferred Stock                                               6.4
Short-Term Investments                                        6.3
Other Securities                                              1.3
                                                  ---------------
Total Investments                                            99.9
Other Assets and Liabilities Net                              0.1
                                                  ---------------
Net Assets                                                  100.0
                                                  ===============

Futures Contracts                                             0.1
Foreign Currency Exchange Contracts                           0.1
Options Written                                               0.3

* Less than .05%.

  See accompanying notes which are an integral part of the financial statements.

                                                       Emerging Markets Fund  77

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
(GRAPHIC)

                                                              REAL ESTATE SECURITIES - CLASS S        NAREIT EQUITY REIT **
                                                              --------------------------------        ---------------------
Inception*                                                                 10000                              10000
1995                                                                       11141                              11221
1996                                                                       13944                              13994
1997                                                                       18359                              18578
1998                                                                       16208                              16201
1999                                                                       15495                              15060
2000                                                                       19369                              17815
2001                                                                       21204                              20360
2002                                                                       22168                              21655
2003                                                                       29835                              29004
2004                                                                       39471                              37691

Real Estate Securities Fund - Class S
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      13,230              32.30%
5 Years                $      25,474              20.54%S
10 Years               $      39,471              14.70%S

Real Estate Securities Fund - Class E ++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      13,200              32.00%
5 Years                $      25,145              20.23%S
10 Years               $      38,424              14.40%S

Real Estate Securities Fund - Class C ++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      13,097              30.97%
5 Years                $      24,239              19.35%S
10 Years               $      36,834              13.91%S

NAREIT Equity REIT Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,995              29.95%
5 Years                $      25,026              20.14%S
10 Years               $      37,691              14.19%S

 78  Real Estate Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to provide current income and long term capital growth.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDING OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2004, the Real Estate Securities Fund Class S, Class E and Class C shares gained 32.30%, 32.00% and 30.97%, respectively. This compared to the NAREIT Equity REIT Index, which gained 29.95% during the same period. Class S, Class E and Class C performance is net of operating expenses of 1.11%, 1.37% and 2.12%, respectively. Index returns are unmanaged and do not include expenses of any kind.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MANAGERS.

Both stock and property sector selection contributed positively to performance during the fiscal year relative to benchmark. The Fund maintained overweight positions in the regional malls and industrial sectors, both of which outperformed the benchmark. Performance of the regional malls sector benefited from strong earnings growth supported by positive retail sales and occupancy trends. The industrial sector benefited from a strengthening economy as new orders and production sustained higher levels of leasing activity.

The Fund's overweight position in the apartments sector detracted from relative performance. Performance of the apartments sector was adversely affected by weak employment growth in certain markets and low interest rates, which resulted in increased single-family home sales at the expense of apartment rentals. The Fund's underweight position in the specialty sector, which outperformed the benchmark during the fiscal year, also detracted from Fund performance.

The office sector underperformed the benchmark due to higher vacancy rates and weaker tenant demand than other property sectors. The Fund's exposure to this sector was similar to benchmark weight and did not have a material impact on performance. The Fund maintained an overweight position in the lodging sector, which performed in line with the benchmark during the year.

Of the Fund's three managers, INVESCO contributed the strongest performance relative to benchmark. INVESCO's performance benefited from effective sector positioning and positive stock selection within sectors. INVESCO maintains a broadly diversified portfolio with exposure to all major property sectors. Their investment style incorporates fundamental property market research and bottom-up quantitative securities analysis.

The Fund's other two managers, RREEF and AEW, also delivered performance above the benchmark for the reasons more fully described below. RREEF's style emphasizes a top-down approach to property sector weights, based on an assessment of property market fundamentals. AEW has a more contrarian style than either INVESCO or RREEF, seeking to identify stocks that are priced below their intrinsic value.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THEY ARE POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

The Fund invests primarily in companies known as real estate investment trusts (REITs) that own and/or manage properties. REITs continued to have strong performance during the fiscal year, although their performance volatility was relatively high. While the performance of REITs has not historically been highly correlated to interest rates, the direction and magnitude of long-term interest rate movements contributed to short-term variability as REIT prices tended to move inversely with interest rates during the year. Improvements in real estate supply and demand fundamentals resulted in higher occupancy rates and rents which contributed to modest growth in REIT earnings.

In this environment, the managers positioned the Fund to benefit from perceived strengthening economic conditions and real estate market recoveries by continuing to maintain overweight positions in the regional malls, industrial, apartments and lodging sectors. The money managers maintained a close to benchmark weight to the office sector due to concerns about weaker fundamentals for this sector.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MANAGER LINE-UP?

On March 1, 2004, the Fund's investment objective was changed and its investment objective was reclassified from "fundamental" to "non-fundamental." A non-fundamental investment objective may be changed by the Fund's Board of Trustees without shareholder approval. The Fund's investment objective prior to March 1, 2004 was to generate a high level of total return through above average current income while maintaining the potential for capital appreciation. The change to the investment objective did not affect materially the manner in which the Fund is managed.

No changes to the Fund's structure or its manager line-up were made during the period.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE MULTI-MANAGER FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

INVESCO was a primary contributor to the Fund's performance relative to benchmark. INVESCO's performance benefited from both stock and property sector selection. INVESCO's largest overweight position was in the regional malls sector, which was

                                                 Real Estate Securities Fund  79

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

the strongest performing property sector during the year. Its stock selection was particularly strong in the office sector.

RREEF outperformed the benchmark during the year due to contributions from both stock and property sector selection. RREEF's analysis of property market conditions resulted in an overweight position in the outperforming regional malls sector and an underweight position in the underperforming office sector which contributed positively to Fund performance relative to benchmark.

AEW also outperformed the benchmark during the year. AEW's portfolio tends to track relatively closely to the benchmark sector weights. Therefore, stock selection was the primary contributor to AEW's performance during the twelve months. AEW's focus on underlying real estate net asset value contributed positively to stock selection results.

At the overall Fund level, property sector selection was a positive contributor to Fund performance during the last 12 months relative to benchmark. Overweight positions in the regional malls and industrial sectors contributed positively to performance, but this performance was partially offset by an overweight position in the apartments sector.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR STOCK SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

The market was challenging for stock selection due to unusual volatility and the impact of interest rate movements. Yield oriented investors have become an increasingly important constituent in the REIT market and these investors are sensitive to rates earned on fixed income alternatives. During the year the market favored either defensive property sectors (such as health care and regional malls) or cyclical property sectors (such as lodging and apartments) depending on the perceived direction of interest rates.

The Fund performed relatively well in this environment as its money managers focused primarily on earnings quality and growth potential. This approach tends to favor the more liquid, larger capitalization REITs, which outperformed the broader REIT market during the year.

Money Managers as of October 31, 2004                                Styles


AEW Management and Advisors, L.P.           Value
INVESCO Institutional (N.A.), Inc.,
   which acts as a money manager to the
   Fund through its INVESCO Real Estate
   division                                 Market-Oriented
RREEF America L.L.C.                        Market-Oriented

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of Frank Russell Investment Management Company (FRIMCo), or any other person in FRIMCo or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and FRIMCo disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for a Frank Russell Investment Company (FRIC) Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any FRIC Fund.

                              --------------------

* Real Estate Securities Fund Class S assumes initial investment on November 1, 1994.

** National Association of Real Estate Investment Trusts (NAREIT) Equity REIT Index is an index composed of all the data based on the last closing price of the month for all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange, and the NASDAQ National Market System. The data is market value-weighted. The total-return calculation is based upon whether it is 1-month, 3-months or 12-months. Only those REITs listed for the entire period are used in the total return calculation.

++ Real Estate Securities Fund Class S performance has been linked with Class E to provide historical perspective. For the period, November 4, 1996 (commencement of sale) through May 15, 1998, Class E paid shareholder service and Rule 12b-1 distribution fees. From May 16, 1998 through the current period, Class E paid only shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++ Real Estate Securities Fund Class S and Class E performance has been linked with Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

sec.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 80  Real Estate Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

SHAREHOLDER EXPENSE EXAMPLE -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS ANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,082.61      $     1,014.34
Expenses Paid During
Period*                       $        11.10      $        10.73

* Expenses are equal to the Fund's annualized expense ratio of 2.12%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,087.46      $     1,018.16
Expenses Paid During
Period*                       $         7.14      $         6.90

* Expenses are equal to the Fund's annualized expense ratio of 1.36%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,089.28      $     1,019.37
Expenses Paid During
Period*                       $         5.88      $         5.69

* Expenses are equal to the Fund's annualized expense ratio of 1.12%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                 Real Estate Securities Fund  81

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 96.9%
Apartment - 17.4%
Apartment Investment & Management Co. Class A
   (o)(N)                                             528,400          19,387
Archstone-Smith Trust (o)                           1,291,407          43,327
AvalonBay Communities, Inc. (o)(N)                    673,300          44,081
BRE Properties Class A (o)(N)                         396,900          15,836
Camden Property Trust (o)                             124,000           5,630
Equity Residential (o)                              1,875,600          62,551
Essex Property Trust, Inc. (o)                        142,800          11,204
GMH Communities Trust (AE)                            229,900           2,759
Summit Properties, Inc. (o)                           125,600           3,809
United Dominion Realty Trust, Inc. (o)                502,600          10,595
                                                                 ------------
                                                                      219,179
                                                                 ------------

Diversified - 3.1%
Crescent Real Estate Equities Co. (o)(N)              388,500           6,220
iStar Financial, Inc. (o)                             100,000           4,142
Vornado Realty Trust (o)                              429,200          28,842
                                                                 ------------
                                                                       39,204
                                                                 ------------

Health Care - 2.9%
Health Care REIT, Inc. (o)(N)                          63,500           2,286
Healthcare Realty Trust, Inc. (o)                     148,500           5,992
National Health Investors, Inc. (o)(N)                154,500           4,420
Omega Healthcare Investors, Inc. (o)(N)               210,700           2,375
Senior Housing Properties Trust (o)(N)                479,400           8,994
Ventas, Inc. (o)                                      487,000          13,100
                                                                 ------------
                                                                       37,167
                                                                 ------------

Hotels/Leisure - 10.3%
Fairmont Hotels & Resorts, Inc. (N)                    74,100           2,103
Hilton Hotels Corp. (N)                             1,835,100          36,518
Hospitality Properties Trust (o)(N)                    62,000           2,657
Host Marriott Corp. (o)                             2,485,000          36,157
Innkeepers USA Trust (o)(N)                           111,200           1,540
La Quinta Corp. (AE)(N)(o)                            810,200           6,522
LaSalle Hotel Properties (o)                          165,900           4,765
Starwood Hotels & Resorts Worldwide, Inc. (o)         796,783          38,030
Strategic Hotel Capital, Inc. (o)                      91,000           1,305
                                                                 ------------
                                                                      129,597
                                                                 ------------
Manufactured Homes - 0.2%
Affordable Residential Communities (o)(N)             101,000           1,315
Sun Communities, Inc. (o)(N)                           38,000           1,477
                                                                 ------------
                                                                        2,792
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Office/Industrial - 31.0%
Alexandria Real Estate Equities, Inc. (o)(N)          121,400           8,018
AMB Property Corp. (o)                                247,700           9,289
Arden Realty, Inc. (o)(N)                             382,500          13,036
BioMed Realty Trust, Inc. (o)(N)                      303,200           5,512
Boston Properties, Inc. (o)(N)                        691,200          41,278
Brandywine Realty Trust (o)(N)                        122,500           3,604
Brookfield Properties Co.                             646,100          21,948
CarrAmerica Realty Corp. (o)(N)                       199,300           6,423
Catellus Development Corp. (o)                      1,305,371          37,647
Centerpoint Properties Trust (o)                      289,600          13,408
Corporate Office Properties Trust (o)(N)               84,000           2,303
CRT Properties, Inc. (o)                               35,100             778
Duke Realty Corp. (o)(N)                              303,000          10,332
Equity Office Properties Trust (o)                    994,200          27,957
First Potomac Realty Trust (o)                         43,000             869
Glenborough Realty Trust, Inc. (o)(N)                 193,900           4,072
Highwoods Properties, Inc. (o)(N)                     567,800          14,087
Kilroy Realty Corp. (o)                               295,700          11,754
Liberty Property Trust (o)                            704,900          28,584
Mack-Cali Realty Corp. (o)(N)                         665,800          29,408
Prentiss Properties Trust (o)                         175,000           6,297
Prologis (o)                                        1,787,400          69,673
PS Business Parks, Inc. (o)                           100,400           4,410
Reckson Associates Realty Corp. (o)(N)                209,500           6,358
SL Green Realty Corp. (o)                             274,600          15,054
                                                                 ------------
                                                                      392,099
                                                                 ------------

Regional Malls - 16.7%
General Growth Properties, Inc. (o)                 1,249,250          37,666
Macerich Co. (The) (o)                                482,300          28,817
Mills Corp. (The) (o)(N)                              285,700          15,842
Pennsylvania Real Estate Investment Trust (o)(N)      305,121          12,373
Rouse Co. (The) (o)                                   209,000          13,940
Simon Property Group, Inc. (o)                      1,644,500          95,906
Taubman Centers, Inc. (o)                             205,000           5,884
                                                                 ------------
                                                                      210,428
                                                                 ------------

Self Storage - 2.2%
Extra Space Storage, Inc. (o)                          86,000           1,192
Public Storage, Inc. (o)                              343,100          17,927
Shurgard Storage Centers, Inc. Class A (o)            203,800           8,091
                                                                 ------------
                                                                       27,210
                                                                 ------------

 82  Real Estate Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Shopping Center - 10.5%
Developers Diversified Realty Corp. (o)(N)            677,000          28,299
Federal Realty Investors Trust (o)(N)                 536,600          25,462
Inland Real Estate Corp. (o)                          414,500           6,234
Kimco Realty Corp. (o)                                146,500           7,992
Kite Realty Group Trust (o)(N)                        268,300           3,542
Pan Pacific Retail Properties, Inc. (o)(N)            384,700          21,793
Realty Income Corp. (o)(N)                             38,500           1,848
Regency Centers Corp. (o)                             761,600          37,212
                                                                 ------------
                                                                      132,382
                                                                 ------------

Specialty - 2.6%
American Financial Realty Trust (o)(N)              1,212,400          17,822
Plum Creek Timber Co., Inc. (o)                       405,100          14,701
                                                                 ------------
                                                                       32,523
                                                                 ------------

TOTAL COMMON STOCKS
(cost $846,897)                                                     1,222,581
                                                                 ------------
SHORT-TERM INVESTMENTS - 2.8%
Frank Russell Investment Company Money Market
   Fund                                            35,261,000          35,261
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS (cost $35,261)                            35,261
                                                                 ------------
OTHER SECURITIES - 3.4%
Frank Russell Investment Company Money Market
   Fund ((LOGO))                                   17,013,128          17,013
State Street Securities Lending Quality Trust
   ((LOGO))                                        25,567,962          25,568
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $42,581)                                                         42,581
                                                                 ------------

TOTAL INVESTMENTS - 103.1%
(identified cost $924,739)                                          1,300,423

OTHER ASSETS AND LIABILITIES
NET - (3.1)%                                                          (38,385)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,262,038
                                                                 ============

                                                       % OF
                                                        NET
PORTFOLIO SUMMARY (UNAUDITED)                         ASSETS
-----------------------------------------------------------------
Apartment                                                    17.4
Diversified                                                   3.1
Health Care                                                   2.9
Hotels/Leisure                                               10.3
Manufactured Homes                                            0.2
Office/Industrial                                            31.0
Regional Malls                                               16.7
Self Storage                                                  2.2
Shopping Center                                              10.5
Specialty                                                     2.6
Short-Term Investments                                        2.8
Other Securities                                              3.4
                                                  ---------------
Total Investments                                           103.1
Other Assets and Liabilities, Net                           (3.1)
                                                  ---------------

Net Assets                                                  100.0
                                                  ===============


  See accompanying notes which are an integral part of the financial statements.

                                                 Real Estate Securities Fund  83

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
(GRAPHIC)

                                                               SHORT DURATION BOND - CLASS S+              ML 1-2.99 **
                                                               ------------------------------              ------------
Inception                                                                  10000                              10000
1995                                                                       10844                              10895
1996                                                                       11452                              11539
1997                                                                       12150                              12287
1998                                                                       12949                              13233
1999                                                                       13319                              13630
2000                                                                       14128                              14457
2001                                                                       15648                              16023
2002                                                                       16400                              16808
2003                                                                       16883                              17145
2004                                                                       17218                              17442

Short Duration Bond Fund - Class S
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,198               1.98%
5 Years                $      12,928               5.26%S
10 Years               $      17,218               5.58%S

Short Duration Bond Fund - Class E ++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,174               1.74%
5 Years                $      12,773               5.01%S
10 Years               $      16,977               5.43%S

Short Duration Bond Fund - Class C ++++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,097               0.97%
5 Years                $      12,307               4.23%S
10 Years               $      16,278               4.99%S

Merrill Lynch 1-2.99 Years Treasury Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,173               1.73%
5 Years                $      12,797               5.06%S
10 Years               $      17,442               5.72%S

 84  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

Seeks to provide current income and preservation of capital with a focus on short duration securities.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDING OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2004, the Short Duration Bond Fund Class S, Class E and Class C gained 1.98%, 1.74% and 0.97%, respectively. This compared to the Merrill Lynch 1-2.99 Year Treasury Index, which gained 1.73% during the same period. Class S, Class E and Class C performance is net of operating expenses of 0.63%, 0.88% and 1.63%, respectively. Index returns are unmanaged and do not include expenses of any kind.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MANAGERS.

The Fund derived much of its performance by maintaining fixed income portfolios weighted toward riskier sectors of the fixed income markets relative to the all Treasury benchmark. These sectors include investment grade corporate, mortgage and asset backed securities as well as high yield and emerging market debt. The allocation to these non-Treasury sectors benefited the fund by providing larger than benchmark yield. Additionally the money managers made security selection and sector allocation decisions that generated better than benchmark returns.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THEY ARE POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

The Fund entered the year positioned to take advantage of the anticipated continued strong performance in the non-Treasury sectors such as investment grade and high yield corporate bonds as well as emerging market debt, but also with a more cautious view on the direction of interest rates. As the year progressed, and non-Treasury sectors continued to generate strong performance leading to rich valuations, managers began to reduce risk by decreasing exposure to non-investment grade sectors and focusing on higher quality securities. While the Fund took profits from the richly trading non-Treasury sectors, the Fund maintained a near benchmark duration stance throughout most of the year. This duration stance hurt performance slightly as interest rates were volatile during the period.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MANAGER LINE-UP?

On March 1, 2004, the Fund's investment objective was changed and its investment objective was reclassified from "fundamental" to "non-fundamental." A non-fundamental investment objective may be changed by the Fund's Board of Trustees without shareholder approval. The Fund's prior investment objective was to seek the preservation of capital and the generation of current income consistent with preservation of capital by investing primarily in fixed income securities with low-volatility characteristics. The change to the investment objective did not affect materially the manner in which the Fund is managed.

There were no changes to manager weights or the manager line up.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE MULTI-MANAGER FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

All three of the Fund's money managers, STW Asset Management, Merganser Asset Management and PIMCO, performed well during the Fund's fiscal year. PIMCO was the top performer over the last year, due to its allocations to emerging market debt, corporate bonds and non-US securities. Additionally, duration strategies added value through out the year.

STW also performed well due to their overweight position in corporate bonds and asset-backed securities and a yield advantage relative to the all Treasury benchmark. As is typical with STW, their longer than benchmark duration position detracted from performance over the year as interest rates increased. However, the longer than benchmark duration position did increase the portfolio's yield, which added positively to the Fund's return.

Merganser also made solid contributions to the Fund's total return. The majority of the excess return is attributable to allocations to non-Treasury sectors such as investment grade corporate, mortgage-backed and asset-backed securities. A relatively small allocation to Treasury securities was a minor performance detractor.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR BOND SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

Short term interest rates increased over the year ending October 2004, which suggests that managers that favored a shorter than index duration position would have performed better. However, interest rates were relatively volatile during the year, which would have benefited managers that were more tactical and able to change their duration stance based on market conditions. The Fund was modestly hurt by its duration position as all of the Fund's money managers maintained close to benchmark duration positions given the volatility in interest rates.

Overall the market environment was somewhat favorable for short duration fixed income mandates. As discussed above, managers in the short-duration universe whose fixed income portfolios were overweight in non-Treasury were rewarded in this environment.

                                                    Short Duration Bond Fund  85

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

Money Managers as of October 31, 2004     Styles


Merganser Capital Management L.P.           Sector Rotation
Pacific Investment Management Company
  LLC...................................    Sector Rotation
STW Fixed Income Management                 Sector Rotation

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of Frank Russell Investment Management Company (FRIMCo), or any other person in FRIMCo or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and FRIMCo disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for a Frank Russell Investment Company (FRIC) Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any FRIC Fund.

                              --------------------

*     Short Duration Bond Fund Class S assumes initial investment on November 1,
      1994.

** Merrill Lynch 1-2.99 Years Treasury Index is an index composed of approximately 160 issues in the form of publicly placed, coupon-bearing US Treasury debt. Issues must carry a term to maturity of at least one year, and par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement periods.

++ Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.

++++ Short Duration Bond Fund Class S performance has been linked with Class E to provide historical perspective. From February 18, 1999 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++++Short Duration Bond Fund Class S and Class E performance has been linked with Class C to provide historical perspective. From March 3, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

sec.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 86  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SHAREHOLDER EXPENSE EXAMPLE -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS ANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $       997.08      $     1,016.60
Expenses Paid During
Period*                       $         8.38      $         8.47

* Expenses are equal to the Fund's annualized expense ratio of 1.67%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,001.86      $     1,020.43
Expenses Paid During
Period*                       $         4.58      $         4.62

* Expenses are equal to the Fund's annualized expense ratio of 0.91%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,003.10      $     1,021.68
Expenses Paid During
Period*                       $         3.32      $         3.35

* Expenses are equal to the Fund's annualized expense ratio of 0.66%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                    Short Duration Bond Fund  87

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 73.4%
Asset-Backed Securities - 26.8%
ACE Securities Corp. (E)
   Series 2004-OP1 Class A2A
   2.043% due 04/25/34                                    801             801
Alter Moneta Receivables LLC (P)
   Series 2003-1 Class NOTE
   2.563% due 03/15/11                                  1,970           1,953
AmeriCredit Automobile Receivables Trust
   Series 2002-C Class A4
   3.550% due 02/12/09                                  3,500           3,529
Amortizing Residential Collateral Trust (E)
   Series 2002-BC5 Class A
   2.253% due 07/25/32                                    223             223
Argent Securities, Inc. (E)
   Series 2004-W11 Class A2
   2.020% due 11/25/34 (E)                              1,200           1,200
Asset Backed Securities Corp. Home Equity (E)
   Series 2002-HE1 Class M1
   2.970% due 03/15/32                                  1,400           1,407
Bank One Issuance Trust
   Series 2002-A2 Class A2
   4.160% due 01/15/08                                  6,000           6,057
   Series 2002-A4 Class A4
   2.940% due 06/16/08                                  2,000           2,007
Bay View Auto Trust
   Series 2003-LJ1 Class A3
   2.430% due 07/25/08                                  1,000             997
BMW Vehicle Owner Trust
   Series 2004-A Class A4
   3.320% due 02/25/09                                  4,200           4,217
California Infrastructure PG&E-1
   Series 1997-1 Class A7
   6.420% due 09/25/08                                  5,331           5,523
   Series 1997-1 Class A8
   6.480% due 12/26/09                                  3,000           3,245
California Infrastructure SCE-1
   Series 1997-1 Class A7
   6.420% due 12/26/09                                  7,450           8,028
California Infrastructure SDG&E-1
   Series 1997-1 Class A6
   6.310% due 09/25/08                                    547             566
Capital Auto Receivables Asset Trust
   Series 2002-3 Class A3
   3.580% due 10/16/06                                  8,920           8,989

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2002-4 Class A4
   2.640% due 03/17/08                                  2,275           2,276
Capital Auto Receivables Asset Trust (E)
   Series 2003-3 Class A1B
   1.920% due 01/16/06                                  1,290           1,290
Capital One Auto Finance Trust
   Series 2001-B Class A4
   4.880% due 09/15/08                                  1,100           1,122
Capital One Master Trust
   Series 2002-4A Class A
   4.900% due 03/15/10                                  1,000           1,044
Capital One Multi-Asset Execution Trust
   Series 2003-A6 Class A6
   2.950% due 08/17/09                                  1,000           1,001
Carmax Auto Owner Trust
   Series 2004-2 Class A4
   3.460% due 09/15/11                                  2,500           2,498
Caterpillar Financial Asset Trust
   Series 2002-A Class A3
   3.150% due 02/25/08                                    823             826
Centex Home Equity
   Series 2003-C Class AF4
   4.960% due 04/25/32                                  1,750           1,800
Centex Home Equity (E)
   Series 2004-B Class AV2
   2.033% due 03/25/34                                  1,134           1,134
Chase Credit Card Master Trust (E)
   Series 2004-2 Class A
   1.910% due 09/15/09                                  2,500           2,500
   Chase Manhattan Auto Owner Trust
   Series 2002-B Class A4
   4.210% due 01/15/09                                  8,600           8,711
   Series 2004-A Class A4
   2.830% due 09/15/10                                  1,800           1,782
Chemical Master Credit Card Trust 1
   Series 1996-2 Class A
   5.980% due 09/15/08                                  4,000           4,143
CIT Equipment Collateral
   Series 2003-VT1 Class A3B
   1.630% due 04/20/07                                    500             497
   Series 2004-VT1 Class A3
   2.200% due 03/20/08                                  1,500           1,488
CIT Marine Trust
   Series 1999-A Class A4
   6.250% due 11/15/19                                  1,000           1,037

 88  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CIT RV Trust
   Series 1998-A Class A5
   6.120% due 11/15/13                                  1,000           1,032
Citibank Credit Card Issuance Trust
   Series 2003-A3 Class A3
   3.100% due 03/10/10                                  1,000             991
   Series 2003-A5 Class A5
   2.500% due 04/07/08                                  1,700           1,694
   Series 2004-A1 Class A1
   2.550% due 01/20/09                                  6,975           6,910
   Series 2004-A4 Class A4
   3.200% due 08/24/09                                  4,960           4,948
CNH Equipment Trust
   Series 2003-A Class A3B
   1.890% due 07/16/07                                  1,000             996
CNH Wholesale Master Note Trust (E)
   Series 2003-1 Class A
   2.070% due 08/15/08                                  2,000           1,999
Community Program Loan Trust
   Series 1987-A Class A4
   4.500% due 10/01/18                                  2,917           2,990
Connecticut RRB Special Purpose Trust CL&P
   Series 2001-1 Class A5
   6.210% due 12/30/11                                  1,000           1,110
Contimortgage Home Equity Trust 1998-3
   Series 1998-2 Class A7
   6.570% due 03/15/23                                    964             963
Countrywide Asset-Backed Certificates
   Series 2004-7 Class AF2
   3.324% due 12/25/23                                  1,000           1,000
Countrywide Asset-Backed Certificates (E)
   Series 2001-BC3 Class A
   2.173% due 12/25/31                                    493             493
   Series 2004-6 Class 2A1
   2.123% due 10/25/21                                  2,136           2,136
   Series 2004-7 Class 2AV1
   2.083% due 12/25/22                                  2,508           2,509
   Series 2004-BC4 Class 2A1
   2.139% due 11/25/35                                  3,700           3,700
Credit-Based Asset Servicing and Securitization
   (E)
   Series 2004-CB5 Class AV1
   2.063% due 09/25/21                                  2,521           2,521
Daimler Chrysler Auto Trust
   Series 2001-D Class A4
   3.780% due 02/06/07                                  2,760           2,776

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2002-B Class A4
   3.530% due 12/06/07                                  4,000           4,032
   Series 2003-B Class A3
   2.250% due 08/08/07                                  4,100           4,087
Discover Card Master Trust I
   Series 1996-3 Class A
   6.050% due 08/18/08                                  2,225           2,320
Distribution Financial Services Floorplan Master
   Trust (E)
   Series 2003-1 Class A
   1.940% due 04/15/07                                  3,000           3,001
Equity One ABS, Inc.
   Series 2004-3 Class AF2
   3.800% due 07/25/34                                  2,000           2,007
Equity One ABS, Inc. (E)
   Series 2004-2 Class AF1
   2.043% due 07/25/34                                  2,632           2,631
Federal Farm Credit Bank
   12.250% due 02/01/07                                 3,850           4,297
First Franklin Mortgage Loan Asset Backed
   Certificates (E)
   Series 2003-FF3 Class 2A1
   2.053% due 07/25/33                                  1,172           1,172
First National Master Note Trust (E)
   Series 2003-1 Class A
   1.970% due 08/15/08                                  1,000           1,001
Fleet Credit Card Master Trust II
   Series 2000-C Class A
   7.020% due 02/15/08                                  1,211           1,255
   Series 2001-B Class A
   5.600% due 12/15/08                                  3,000           3,130
Ford Credit Auto Owner Trust
   Series 2002-A Class A4A
   4.360% due 09/15/06                                  5,100           5,145
   Series 2002-B Class A4
   4.750% due 08/15/06                                  3,500           3,548
Franklin Auto Trust
   Series 2003-1 Class A4
   2.270% due 05/20/11                                  1,170           1,154
GE Corporate Aircraft Financing LLC (E)(p)
   Series 2004-1A Class B
   2.760% due 01/25/18                                  1,000           1,000
GE Dealer Floorplan Master Note Trust (E)
   Series 2004-2 Class B
   2.200% due 07/20/09                                  1,000             998
Government Trust Certificate
   8.500% due 04/01/06                                    658             696

                                                    Short Duration Bond Fund  89

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
GS Auto Loan Trust
   Series 2004-1 Class A3
   2.130% due 11/15/07                                  2,000           1,986
GSAMP Trust (E)
   Series 2004-NC2 Class A2A
   2.139% due 10/01/34                                  2,700           2,700
   Series 2004-SEA2 Class A2A
   2.223% due 03/25/34                                  1,526           1,526
Home Equity Mortgage Trust (E)
   Series 2004-4 Class A2
   2.083% due 12/25/34                                  1,937           1,937
Honda Auto Receivables Owner Trust
   Series 2003-2 Class A4
   2.160% due 10/21/08                                  7,000           6,904
   Series 2003-3 Class A3
   2.140% due 04/23/07                                  2,500           2,491
   Series 2003-3 Class A4
   2.770% due 11/21/08                                  2,000           1,995
   Series 2003-5 Class A3
   2.300% due 10/18/07                                  1,000             996
   Series 2003-5 Class A4
   2.960% due 04/20/09                                  2,135           2,130
   Series 2004-3 Class A4
   3.280% due 02/18/10                                  2,000           1,980
Household Automotive Trust
   Series 2002-2 Class A3
   2.850% due 03/19/07                                  1,389           1,391
Household Mortgage Loan Trust (E)
   Series 2003-HC1 Class A
   2.260% due 02/20/33                                  1,233           1,234
Household Private Label Credit Card Master Note
   Trust I (E)
   Series 2002-2 Class A
   2.040% due 01/18/11                                  1,000           1,002
Hyundai Auto Receivables Trust
   Series 2003-A Class A3
   2.330% due 11/15/07                                  1,500           1,493
   Series 2004-A Class A3
   2.970% due 05/15/09                                  1,000           1,000
Hyundai Auto Receivables Trust (p)
   Series 2002-A Class A3
   2.800% due 02/15/07                                    640             641
Illinois Power Special Purpose Trust
   Series 1998-1 Class A5
   5.380% due 06/25/07                                    608             615
   Series 1998-1 Class A6
   5.540% due 06/25/09                                  4,725           4,934

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Irwin Home Equity (E)
   Series 2002-1 Class 2A1
   2.223% due 06/25/29                                     45              45
MBNA Credit Card Master Note Trust
   Series 2001-A1 Class A1
   5.750% due 10/15/08                                  1,000           1,045
   Series 2004-A4 Class A4
   2.700% due 09/15/09                                 11,005          10,909
MBNA Master Credit Card Trust USA
   Series 1995-C Class A
   6.450% due 02/15/08                                  1,430           1,466
Merrill Lynch Mortgage Investors, Inc. (E)
   Series 2004-WMC3 Class A2A
   2.053% due 01/25/35                                  2,170           2,170
Morgan Stanley ABS Capital I (E)
   Series 2004-HE2 Class A3
   2.063% due 03/25/34                                  1,097           1,097
Morgan Stanley Dean Witter Capital I (E)
   Series 2002-HE1 Class A2
   2.263% due 07/25/32                                     70              70
National City Auto Receivables Trust
   Series 2002-A Class A3
   4.040% due 07/15/06                                     29              29
   Series 2002-A Class A4
   4.830% due 08/15/09                                  2,000           2,032
   Series 2004-A Class A3
   2.110% due 07/15/08                                  1,500           1,488
National City Bank
   2.700% due 08/24/09                                  2,273           2,235
Navistar Financial Corp. Owner Trust
   Series 2001-B Class A4
   4.370% due 11/17/08                                  2,247           2,261
   Series 2002-A Class A4
   4.760% due 04/15/09                                  1,150           1,165
Nelnet Education Loan Funding, Inc.
   Series 2001-A Class A1
   5.760% due 07/01/12                                    890             928
Nelnet Student Loan Trust (E)
   Series 2002-2 Class A3
   2.050% due 09/25/13                                  1,882           1,880
   Series 2004-4 Class A1
   2.017% due 04/25/11                                  1,100           1,099
Nissan Auto Receivables Owner Trust
   Series 2003-A Class A3
   1.890% due 12/15/06                                  2,011           2,006

 90  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nordstrom Private Label Credit Card Master Note
   Trust (p)
   Series 2001-1A Class A
   4.820% due 04/15/10                                  3,500           3,622
Onyx Acceptance Grantor Trust
   Series 2002-D Class A4
   3.100% due 07/15/09                                  1,000           1,005
   Series 2003-B Class A3
   1.770% due 05/15/07                                  1,692           1,686
PBG Equipment Trust (p)
   Series 1998-1A Class A
   6.270% due 01/20/12                                  1,215           1,242
Peco Energy Transition Trust
   Series 1999-A Class A4
   5.800% due 03/01/07                                    816             826
   Series 1999-A Class A6
   6.050% due 03/01/09                                  2,500           2,628
PNC Student Loan Trust I
   Series 1997-2 Class A7
   6.728% due 01/25/07                                  1,910           1,972
Prime Credit Card Master Trust
   Series 2000-1 Class A
   6.700% due 10/15/09                                  1,500           1,562
Provident Auto Lease ABS Trust (p)
   Series 1999-1 Class A2
   7.025% due 01/14/12                                    446             455
PSE&G Transition Funding LLC
   Series 2001-1 Class A2
   5.740% due 03/15/07                                    197             199
   Series 2001-1 Class A3
   5.980% due 06/15/08                                  3,000           3,111
Public Service New Hampshire Funding LLC
   Series 2001-1 Class A2
   5.730% due 11/01/10                                  1,605           1,685
Railcar Leasing L.L.C. (p)
   Series 1997-1 Class A2
   7.125% due 01/15/13                                  1,000           1,119
Regions Auto Receivables Trust
   Series 2003-2 Class A3
   2.310% due 01/15/08                                  1,500           1,495
Renaissance Home Equity Loan Trust (E)
   Series 2004-2 Class AF1
   2.133% due 07/25/34                                  3,279           3,280
Residential Asset Mortgage Products, Inc.
   Series 2003-RZ5 Class A2
   3.180% due 03/25/27                                  2,000           1,994

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc. (E)
   Series 2004-RS2 Class AIIB
   2.183% due 02/25/34                                  2,801           2,797
   Series 2004-RS8 Class AII1
   2.073% due 05/25/26                                  3,456           3,456
Sears Credit Account Master Trust
   Series 1999-3 Class A
   6.450% due 11/17/09                                  1,571           1,602
   Series 2000-2 Class A
   6.750% due 09/16/09                                  2,000           2,070
Sears Credit Account Master Trust (E)
   Series 2002-4 Class A
   2.000% due 08/18/09                                  3,700           3,703
   Series 2002-5 Class A
   2.250% due 11/17/09                                  3,500           3,503
SLM Student Loan Trust (p)
   Series 2003-4 Class A5B
   3.390% due 03/15/33                                  3,000           2,981
Standard Credit Card Master Trust
   Series 1995-1 Class A
   8.250% due 01/07/07                                  1,375           1,391
Susquehanna Auto Lease Trust (p)
   Series 2003-1 Class A3
   2.460% due 01/14/07                                  1,000             998
Toyota Auto Receivables Owner Trust
   Series 2003-B Class A4
   2.790% due 01/15/10                                  4,670           4,661
Triad Auto Receivables Owner Trust
   Series 2002-A Class A4
   3.240% due 08/12/09                                  2,000           2,014
   Series 2003-B Class A3
   2.480% due 03/12/08                                  1,000             998
   Series 2004-A Class A3
   1.900% due 07/14/08                                  1,000             982
USAA Auto Owner Trust
   Series 2004-2 Class A4
   3.580% due 02/15/11                                  1,700           1,712
Vanderbilt Acquisition Loan Trust
   Series 2002-1 Class A1
   3.280% due 01/07/13                                     32              32
Volkswagen Auto Loan Enhanced Trust
   Series 2003-2 Class A3
   2.270% due 10/22/07                                  3,000           2,989
Wachovia Auto Owner Trust
   Series 2004-A Class A4
   3.660% due 07/20/10                                 10,500          10,584

                                                    Short Duration Bond Fund  91

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-B Class A3
   2.910% due 04/20/09                                  5,000           4,996
Wells Fargo Financial Auto Owner Trust
   Series 2004-A Class A4
   2.670% due 08/16/10                                  2,000           1,983
Wells Fargo Home Equity Trust (E)
   Series 2004-2 Class A31
   2.093% due 06/25/19                                    394             394
West Penn Funding LLC Transition Bonds
   Series 1999-A Class A3
   6.810% due 09/25/08                                  1,701           1,764
WFS Financial Owner Trust
   Series 2002-3 Class A4
   3.500% due 02/20/10                                  2,000           2,021
   Series 2004-1 Class A3
   2.190% due 06/20/08                                  1,500           1,489
Whole Auto Loan Trust
   Series 2002-1 Class A3
   2.600% due 08/15/06                                    716             717
   Series 2003-1 Class A3B
   1.990% due 05/15/07                                  1,900           1,890
   Series 2003-1 Class B
   2.240% due 03/15/10                                    829             825
                                                                 ------------
                                                                      321,446
                                                                 ------------

Corporate Bonds and Notes - 14.3%
Abbott Laboratories
   5.625% due 07/01/06                                  1,500           1,569
Altria Group, Inc.
   7.650% due 07/01/08                                  1,500           1,632
Amsouth Bank NA
   Series BKNT
   2.820% due 11/03/06                                  2,000           1,993
Associates Corp. Of North America
   6.250% due 11/01/08                                  1,000           1,098
   8.550% due 07/15/09                                    750             893
   Series MTNH
   7.250% due 05/08/06                                  2,000           2,133
   7.240% due 05/17/06                                  1,000           1,067
Bank of America Corp.
   6.375% due 02/15/08                                  3,000           3,274
Bank of Montreal
   7.800% due 04/01/07                                  1,000           1,102
BankAmerica Corp.
   6.200% due 02/15/06                                    750             784
   7.125% due 03/01/09                                  1,500           1,697

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
BB&T Corp. (E)
   Series BKNT
   1.870% due 06/04/07                                  3,500           3,501
Bear Stearns Cos., Inc. (The) (E)
   Series MTNB
   2.160% due 06/19/06                                  3,000           3,009
Bristol-Myers Squibb Co. (N)
   4.750% due 10/01/06                                  7,500           7,749
CIT Group, Inc.
   7.375% due 04/02/07                                  5,300           5,805
Citigroup, Inc.
   5.750% due 05/10/06                                  1,370           1,431
Citigroup, Inc. (N)
   6.750% due 12/01/05                                  6,500           6,784
Citigroup, Inc. (E)
   1.880% due 06/04/07                                  1,000           1,000
ConocoPhillips
   8.750% due 05/25/10                                  1,000           1,239
DaimlerChrysler NA Holding Corp.
   6.400% due 05/15/06                                  1,200           1,262
Deutsche Bank Financial, Inc.
   7.500% due 04/25/09                                  2,000           2,305
Entergy Mississippi, Inc.
   4.350% due 04/01/08                                    500             502
Fifth Third Bancorp
   Series BKNT
   3.375% due 08/15/08                                  2,000           1,989
Ford Motor Credit Co.
   6.500% due 01/25/07                                  1,500           1,576
General Electric Capital Corp.
   8.500% due 07/24/08                                  1,000           1,169
   8.300% due 09/20/09                                  1,000           1,189
   Series MTNA
   8.125% due 04/01/08                                  1,000           1,145
General Electric Capital Corp. (N)
   Series MTNA
   5.350% due 03/30/06                                  2,500           2,592
General Electric Capital Corp. (E)
   Series MTNA
   1.900% due 02/03/06                                  2,000           2,005
General Motors Acceptance Corp.
   6.125% due 09/15/06                                    300             311
General Motors Acceptance Corp. (E)
   2.990% due 04/13/06                                  2,300           2,297
   2.595% due 05/18/06                                    400             399
Goldman Sachs Group, Inc. (E)
   2.200% due 01/09/07                                  3,000           3,003
   Series MTNB
   2.430% due 07/23/09                                  2,000           2,003

 92  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
GTE Corp.
   6.360% due 04/15/06                                  2,000           2,100
Harrah's Operating Co., Inc.
   7.500% due 01/15/09                                  1,500           1,686
Heller Financial, Inc.
   6.375% due 03/15/06                                  1,000           1,048
Household Finance Corp. (N)
   4.625% due 01/15/08                                  8,800           9,109
John Hancock Global Funding II
   6.000% due 12/28/06                                  2,450           2,592
KFW International Finance
   Series DTC
   5.250% due 06/28/06                                  2,000           2,088
Lehman Brothers Holdings, Inc.
   8.250% due 06/15/07                                  3,500           3,942
   7.875% due 08/15/10                                  1,000           1,189
Lehman Brothers, Inc.
   6.625% due 02/15/08                                  1,500           1,643
Metropolitan Life Global Funding I (p)
   4.250% due 07/30/09                                  1,500           1,516
MGM Mirage
   9.750% due 06/01/07                                  1,200           1,350
Morgan Stanley
   3.875% due 01/15/09                                  2,000           2,010
Morgan Stanley (E)
   2.200% due 01/12/07                                  1,000           1,001
   2.235% due 07/27/07                                  2,000           1,999
National Rural Utilities Cooperative Finance
   Corp. (N)
   Series MTNC
   6.500% due 03/01/07                                  2,200           2,360
New York Life Global Funding (E)(p)
   1.820% due 02/26/07                                  2,500           2,500
Nordea Bank Finland PLC New York
   6.500% due 01/15/06                                  3,000           3,136
Principal Life Global Funding I (p)
   5.125% due 06/28/07                                  2,000           2,093
Prudential Financial, Inc. (N)
   4.104% due 11/15/06                                    500             509
SLM Corp.
   3.625% due 03/17/08                                  7,200           7,243
SouthTrust Bank (E)
   Series BKNT
   1.824% due 12/14/05                                  3,000           3,000
Sprint Capital Corp.
   7.125% due 01/30/06                                  1,000           1,052
Swiss Bank Corp. New York
   7.250% due 09/01/06                                  1,500           1,620

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
TIAA Global Markets (p)
   5.000% due 03/01/07                                  3,625           3,770
Tosco Corp.
   7.250% due 01/01/07                                  1,500           1,624
Toyota Motor Credit Corp.
   2.750% due 08/06/09                                  3,636           3,596
Unilever Capital Corp.
   7.125% due 11/01/10                                  1,000           1,164
US Bancorp
   Series MTNN
   5.100% due 07/15/07                                  3,000           3,142
US Bank NA (E)
   1.820% due 12/05/05                                  1,500           1,500
US Central Credit Union
   2.750% due 05/30/08                                  1,000             983
USAA Capital Corp. (p)
   Series MTNB
   4.640% due 12/15/09                                    595             612
Verizon Wireless Capital LLC
   5.375% due 12/15/06                                  3,000           3,144
Wachovia Corp. (E)
   Series*
   2.000% due 07/20/07                                  3,500           3,498
Washington Mutual Financial Corp.
   6.250% due 05/15/06                                  1,745           1,838
   7.250% due 06/15/06                                  3,005           3,219
Wells Fargo
   6.250% due 04/15/08                                  8,337           9,105
Wells Fargo & Co.
   Series MTNH
   6.750% due 10/01/06                                  1,930           2,076
Wells Fargo & Co. (E)
   1.970% due 09/15/06                                  3,000           3,003
                                                                 ------------
                                                                      170,567
                                                                 ------------

International Debt - 2.8%
Brazilian Government International Bond
   2.063% due 04/15/06                                    624             625
   10.000% due 01/16/07                                 1,800           1,993
   2.125% due 04/15/09                                    106             103
European Investment Bank
   Series DTC
   5.625% due 01/24/06                                    575             598
France Telecom SA
   7.950% due 03/01/06                                  1,200           1,277
HBOS Treasury Services PLC (E)(p)
   2.140% due 01/12/07                                  3,400           3,405

                                                    Short Duration Bond Fund  93

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
HBOS Treasury Services PLC (p)
   3.750% due 09/30/08                                  1,000           1,007
HSBC Bank PLC
   7.625% due 06/15/06                                  4,500           4,878
   6.950% due 03/15/11                                  1,000           1,165
Hydro Quebec
   Series MTNB
   6.520% due 02/23/06                                  1,000           1,051
Inter-American Development Bank
   12.250% due 12/15/08                                 1,250           1,674
Interstar Millennium Trust (E)
   Series 2004-2G Class A
   2.074% due 03/14/36                                  2,384           2,384
Mexico Government International Bond
   4.625% due 10/08/08                                  3,250           3,305
National Westminster Bank PLC
   7.375% due 10/01/09                                  1,000           1,158
Panama Government International Bond
   8.250% due 04/22/08                                  1,300           1,427
Peru Government International Bond
   9.125% due 01/15/08                                  1,000           1,125
Province of British Columbia
   4.625% due 10/03/06                                  2,000           2,069
Province of Manitoba Canada
   4.250% due 11/20/06                                  1,000           1,031
Province of Ontario
   5.500% due 10/01/08                                  1,500           1,612
Province of Quebec
   6.500% due 01/17/06                                  1,560           1,628
                                                                 ------------
                                                                       33,515
                                                                 ------------

Mortgage-Backed Securities - 15.6%
Banc of America Commercial Mortgage, Inc.
   Series 2004-2 Class A1
   2.764% due 11/10/38                                  2,795           2,752
Bank of America Mortgage Securities
   Series 2004-2 Class 5A1
   6.500% due 10/25/31                                    699             709
Bank of America Mortgage Securities (E)
   Series 2002-K Class 2A1
   5.603% due 10/20/32                                    106             107
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2002-9 Class 2A
   5.285% due 10/25/32                                     34              35

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-1 Class 5A1
   5.438% due 04/25/33                                    732             742
Bear Stearns Adjustable Rate Mortgage Trust (E)
   Series 2003-8 Class 2A1
   4.915% due 01/25/34                                  1,006           1,013
Bear Stearns Asset Backed Securities, Inc.
   Series 2003-AC3 Class A1
   4.000% due 07/25/33                                  1,018           1,015
Bear Stearns Commercial Mortgage Securities
   Series 1998-C1 Class A1
   6.340% due 06/16/30                                    658             690
   Series 1999-C1 Class A2
   6.020% due 02/14/31                                  2,000           2,170
   Series 2001-TOP4 Class A1
   5.060% due 11/15/16                                    905             941
   Series 2003-PWR2 Class A1
   3.432% due 05/11/39                                    878             875
   Series 2003-T10 Class A1
   4.000% due 03/13/40                                  1,590           1,597
   Series 2003-T12 Class A1
   2.960% due 08/13/39                                  1,646           1,621
COMM
   Series 2004-LB2A Class A2
   3.600% due 03/10/39                                  1,000             994
Countrywide Alternative Loan Trust
   Series 2003-6T2 Class A1
   6.500% due 06/25/33                                    767             782
   Series 2003-J2 Class A1
   6.000% due 10/25/33                                  1,259           1,288
Credit Suisse First Boston Mortgage (p)
   1.840% due 08/25/33                                    638             640
CS First Boston Mortgage Securities Corp.
   Series 2002-AR27 Class 2A2
   5.675% due 10/25/32                                    103             104
   Series 2003-C4 Class A2
   3.908% due 08/15/36                                  1,000           1,007
   Series 2003-CK2 Class A1
   3.006% due 03/15/36                                  1,056           1,047
   Series 2004-C1 Class A1
   2.254% due 01/15/37                                  2,627           2,587
Fannie Mae
   15 Year TBA (I)
   5.00%                                               14,000          14,283
   30 Year TBA (I)
   5.00%                                               13,000          13,235

 94  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   6.000% due 2008                                        169             177
   5.500% due 2009                                      3,905           4,044
   6.000% due 2010                                        345             363
   6.500% due 2010                                        250             265
   6.000% due 2011                                        337             356
   6.500% due 2011                                        230             244
   4.500% due 2013                                      3,830           3,883
   5.000% due 2013                                      3,986           4,126
   5.500% due 2013                                        559             584
   6.000% due 2013                                        671             706
   6.000% due 2014                                      3,300           3,469
   5.500% due 2016                                      4,264           4,423
   5.000% due 2017                                        127             130
   5.500% due 2017                                      9,523           9,879
   6.000% due 2017                                        315             330
   5.000% due 2018                                      5,689           5,815
   5.500% due 2022                                      1,782           1,833
   6.000% due 2033                                         54              56
   5.500% due 2034                                        179             183
   Series 1994-1 Class K
   6.500% due 06/25/13                                    344             350
   Series 2003-129 Class PQ
   4.500% due 07/25/33                                    850             863
   Series 2003-24 Class PU
   3.500% due 11/25/15                                    441             440
   Series 2003-27 Class TJ
   4.000% due 10/25/16                                  1,559           1,568
   Series 2003-46 Class PQ
   3.000% due 06/25/19                                  3,500           3,475
   Series 2003-63 Class GU
   4.000% due 07/25/33                                  3,684           3,717
   Series 2003-75 Class NB
   3.250% due 08/25/18                                    898             891
   Series 2003-92 Class BR
   5.000% due 04/25/14                                  2,118           2,145
   Series 2004-21 Class QA
   4.000% due 11/25/17                                  3,500           3,545
   Series 2004-85 Class QA
   4.000% due 03/25/28                                  3,800           3,827
Fannie Mae-Aces
   Series 1998-M1 Class A2
   6.250% due 01/25/08                                  2,666           2,849
Federal Home Loan Bank System
   Series 2004-9009 Class 1
   3.920% due 09/25/09                                  2,225           2,227
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2003-H009 Class A2
   1.876% due 03/15/08                                    860             844

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Freddie Mac
   4.000% due 2007                                      1,461           1,477
   4.000% due 2008                                      1,285           1,299
   4.500% due 2008                                      1,515           1,542
   5.500% due 2008                                        217             225
   6.500% due 2008                                        180             188
   5.500% due 2009                                        464             482
   6.000% due 2009                                        309             324
   6.500% due 2009                                        672             711
   6.000% due 2010                                        276             291
   8.000% due 2010                                        104             106
   6.000% due 2011                                        842             886
   6.000% due 2013                                        208             219
   5.500% due 2014                                        917             951
   6.000% due 2014                                        219             230
   6.000% due 2016                                        954            1002
   5.500% due 2017                                      1,349           1,398
   5.000% due 2018                                        819             836
   6.000% due 2028                                        181             187
   5.500% due 2029                                      1,223           1,250
   6.000% due 2029                                        395             410
   6.000% due 2031                                        542             561
   6.000% due 2032                                        763             791
   6.000% due 2033                                      1,242           1,287
   Series 1993-1645 Class PD
   4.500% due 09/15/08                                    270             274
   Series 2003-2557 Class MA
   4.500% due 07/15/16                                    639             643
   Series 2003-2559 Class PB
   5.500% due 08/15/30                                    413             415
   Series 2003-2580 Class QK
   4.000% due 04/15/22                                  1,500           1,513
   Series 2003-2638 Class NK
   4.000% due 02/15/15                                  1,977           1,993
   Series 2003-2685 Class MX
   4.000% due 07/15/16                                  2,800           2,819
   Series 2003-2715 Class OJ
   3.500% due 03/15/11                                  3,000           3,020
   Series 2004-2760 Class EA
   4.500% due 04/15/13                                  2,000           2,038
   Series 2004-2851 Class BA
   4.500% due 02/15/20                                  1,973           1,997
GE Capital Commercial Mortgage Corp.
   Series 2001-2 Class A1
   5.260% due 08/11/33                                     32              32
   Series 2001-3 Class A1
   5.560% due 06/10/38                                    860             910
   Series 2004-C3 Class A1
   3.752% due 07/10/39                                  3,395           3,416

                                                    Short Duration Bond Fund  95

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ginnie Mae I
   7.000% due 2007                                          8               8
   6.000% due 2008                                        166             173
   9.500% due 2017                                          1               1
Ginnie Mae II (E)
   4.750% due 2027                                        203             205
   3.000% due 2032                                        479             479
Government National Mortgage Association
   Series 2004-78 Class A
   3.590% due 11/16/17                                  2,987           2,983
GSR Mortgage Loan Trust
   Series 2004-7 Class 1A1
   3.470% due 06/25/34                                  2,976           2,954
Impac CMB Trust (E)
   Series 2004-2 Class A2
   2.183% due 04/25/34                                  1,083           1,079
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2002-C2 Class A1
   4.326% due 12/12/34                                    875             889
LB-UBS Commercial Mortgage Trust
   Series 2003-C1 Class A1
   2.720% due 03/15/27                                    830             821
   Series 2003-C3 Class A1
   2.599% due 05/15/27                                  2,173           2,131
Lehman Large Loan
   Series 1997-LLI Class A2
   6.840% due 10/12/34                                    145             151
Mellon Residential Funding Corp. (E)
   Series 2000-TBC2 Class A1
   2.110% due 06/15/30                                  1,938           1,930
Morgan Stanley Capital I
   Series 1998-WF2 Class A1
   6.340% due 07/15/30                                    185             188
   Series 2003-T11 Class A1
   3.260% due 06/13/41                                  1,753           1,745
   Series 2004-T13 Class A1
   2.850% due 09/13/45                                    913             901
Morgan Stanley Dean Witter Capital I
   Series 2001-TOP5 Class A1
   5.020% due 10/15/35                                    672             689
   Series 2002-HQ Class A2
   6.090% due 04/15/34                                    500             536
   Series 2002-IQ2 Class A1
   4.090% due 12/15/35                                    730             740

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Prime Mortgage Trust (E)
   Series 2004-CL1 Class 1A2
   2.333% due 02/25/34                                    449             448
   Series 2004-CL1 Class 2A2
   2.333% due 02/25/19                                    118             118
Residential Funding Mortgage Sec I
   Series 2002-SA2 Class A1
   5.601% due 09/25/32                                     38              38
SACO I, Inc. (E)(p)
   Series 2004-2 Class A2
   2.150% due 07/25/19                                  2,400           2,400
Salomon Brothers Mortgage
   Securities VII
   Series 2003-UP2 Class A1
   4.000% due 12/25/18                                  1,837           1,814
Structured Asset Mortgage Investments, Inc. (E)
   Series 2002-AR3 Class A1
   2.220% due 09/19/32                                    222             223
Structured Asset Securities Corp. (E)
   Series 2001-21A Class 1A1
   6.250% due 01/25/32                                    293             303
United Mortgage Securities Corp.
   Series 1993-1 Class AA
   4.181% due 09/25/33                                    220             219
Vendee Mortgage Trust
   Series 2001-3 Class J
   6.500% due 05/15/08                                    591             611
Wachovia Bank Commercial Mortgage Trust
   Series 2002-C2 Class A2
   4.043% due 11/15/34                                  2,202           2,221
   Series 2003-C4 Class A1
   3.003% due 04/15/35                                  2,015           1,997
Washington Mutual
   Series 2001-1 Class A
   3.558% due 01/25/41                                     28              29
   Series 2002-AR10 Class A6
   4.816% due 10/25/32                                  1,333           1,340
   Series 2002-AR4 Class A1
   5.492% due 04/26/32                                    222             225
Washington Mutual (E)
   Series 2002-AR9 Class 1A
   2.863% due 08/25/42                                  2,608           2,663
Washington Mutual MSC Mortgage Pass-Through CTFS
   (E)
   Series 2002-AR2 Class 2A1
   6.151% due 07/25/32                                     60              60
                                                                 ------------
                                                                      186,876
                                                                 ------------

 96  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United States Government Agencies - 0.3%
Federal Home Loan Bank System
   5.925% due 04/09/08                                  1,600           1,740
   Zero coupon due 04/27/10                             1,097           1,043
Freddie Mac
   5.810% due 04/04/08                                  1,000           1,085
                                                                 ------------
                                                                        3,868
                                                                 ------------

United States Government Treasuries - 13.6%
United States Treasury Inflation Indexed Bonds
   3.625% due 01/15/08                                  7,390           8,151
   4.250% due 01/15/10                                    338             396
   3.375% due 01/15/12                                    213             244
   3.000% due 07/15/12                                    316             354
United States Treasury Note
   2.375% due 08/15/06                                 99,650          99,470
   4.375% due 05/15/07                                 41,000          42,673
   2.750% due 08/15/07                                 11,200          11,193
                                                                 ------------
                                                                      162,481
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $878,111)                                                       878,753
                                                                 ------------

PREFERRED STOCKS - 0.2%
Financial Services - 0.2%
DG Funding Trust (p)                                      219           2,354
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $2,308)                                                           2,354
                                                                 ------------

SHORT-TERM INVESTMENTS - 28.3%
Abbey National PLC
   6.690% due 10/17/05                                  2,000           2,069
ABN Amro Bank NV
   7.250% due 05/31/05                                  2,000           2,053
Associates Corp. Of North America
   Series MTNH
   7.625% due 04/27/05                                  1,000           1,025
Bank of America Corp. (E)
   2.010% due 08/26/05                                  1,000           1,002
Bank of America Corp. Commercial Paper
   1.995% due 01/18/05                                    100             100
   2.030% due 02/04/05                                  7,500           7,500

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bank of Montreal
   6.100% due 09/15/05                                  2,000           2,059
Barclays US Funding, LLC
   1.750% due 11/15/04                                  8,800           8,794
Chevron Corp. Profit Sharing/Savings Plan Trust
   Fund
   8.110% due 12/01/04                                    442             444
Chevy Chase Auto Receivables Trust
   Series 2000-1 Class A4
   7.470% due 07/15/05                                     29              29
Citibank New York Commercial Paper
   1.750% due 12/07/04                                  3,800           3,800
   2.030% due 01/24/05                                  4,000           4,000
DaimlerChrysler NA Holding Corp.
   7.750% due 06/15/05                                  2,700           2,785
Danske Corp. Discount Note. Series A
   1.645% due 11/22/04                                    100             100
   1.685% due 11/29/04                                    200             200
Deutsche Telekom International Finance BV
   8.250% due 06/15/05                                  1,050           1,086
Dexia Delaware
   2.040% due 01/25/05                                  1,400           1,393
Fannie Mae Discount Note
   1.690% due 11/08/04                                  3,700           3,683
   1.625% due 11/17/04                                  5,800           5,796
   1.470% due 11/22/04                                    700             699
   1.688% due 12/01/04                                 11,100          11,084
   1.700% due 12/01/04                                  3,700           3,695
   1.731% due 12/08/04                                 10,200          10,182
   1.760% due 12/08/04                                  7,400           7,386
Federal Home Loan Bank Discount Note
   1.650% due 12/08/04                                  3,700           3,693
   1.790% due 12/17/04                                 14,500          14,467
Federal Home Loan Mortgage Corp. Discount Note
   (c)(z)
   1.530% due 11/01/04                                  3,600           3,600
   1.540% due 11/08/04                                  3,600           3,599
Fifth Third Bancorp
   6.750% due 07/15/05                                  1,250           1,286
Ford Motor Credit Co.
   7.500% due 03/15/05                                    100             102
   2.028% due 07/07/05                                  1,900           1,893
Ford Motor Credit Co. (E)
   2.425% due 06/30/05                                    200             200
Frank Russell Investment Company Money Market
   Fund                                            97,490,334          97,490

                                                    Short Duration Bond Fund  97

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Freddie Mac
   9.000% due 09/01/05                                      2               2
Freddie Mac Discount Note
   1.545% due 11/12/04                                  7,200           7,197
   1.570% due 11/15/04                                  3,600           3,598
   1.579% due 11/22/04                                  3,600           3,597
   1.935% due 01/04/05                                  5,600           5,574
   1.926% due 01/11/05                                  5,600           5,574
General Electric Capital Corp. Discount Note
   1.590% due 11/10/04                                  1,700           1,699
   1.720% due 12/02/04                                    300             300
   1.800% due 12/15/04                                  3,100           3,093
   2.040% due 02/04/05                                  6,200           6,167
General Motors Acceptance Corp. Years 1&2
   2.404% due 03/22/05                                    100              98
   2.535% due 04/05/05                                     40              40
General Motors Acceptance Corp. (E)
   3.630% due 05/19/05                                    300             302
   3.329% due 10/20/05                                    200             201
GTE North, Inc.
   Series E
   6.400% due 02/15/05                                  1,200           1,214
HBOS Treasury Services, PLC
   1.655% due 11/19/04                                    500             499
   1.715% due 11/26/04                                    200             200
   1.780% due 12/07/04                                    100             100
ING US Funding, LLC
   1.790% due 12/09/04                                  1,300           1,298
Italy Government International Bond
   5.000% due 12/15/04                             JPY 39,000             371
   7.250% due 02/07/05                                  2,500           2,534
John Hancock Global Funding, Ltd.
   7.500% due 01/31/05                                  4,080           4,126
KFW International Finance
   1.000% due 12/20/04                             JPY 66,000             624
Nordea North America, Inc.
   1.790% due 12/08/04                                 10,200          10,181
Norfolk Southern Corp. (E)
   2.830% due 02/28/05                                    700             702
Province of Ontario
   7.000% due 08/04/05                                  1,500           1,553

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Royal Bank of Scotland
   1.135% due 09/01/04                                  5,400           5,394
Russia Government International Bond
   8.750% due 07/24/05                                  3,500           3,640
Southwestern Bell Telephone
   6.625% due 04/01/05                                  2,510           2,553
Suntrust Bank (E)
   Series BKNT
   2.020% due 10/03/05                                  2,000           2,001
Susquehanna Auto Lease Trust (P)
   Series 2003-1 Class A2
   1.530% due 08/14/05                                    210             210
Svenska Handlesbanken, Inc.
   1.295% due 09/24/04                                 10,700          10,692
Swedbank Forenings
   1.780% due 12/10/04                                    700             699
Telefonica Europe BV
   7.350% due 09/15/05                                  2,700           2,811
UBS Financial Del, LLC
   1.690% due 11/29/04                                    300             299
   1.765% due 12/07/04                                  9,700           9,683
   1.665% due 12/23/04                                  1,000             999
United States Treasury Bill (c)(z)
   1.575% due 12/02/04                                    185             185
   1.595% due 12/02/04                                     70              70
   1.649% due 12/09/04 (sec.)                             150             150
   1.583% due 12/16/04                                     20              20
   1.625% due 12/16/04                                    170             170
   1.630% due 12/16/04                                     75              75
   1.650% due 12/16/04                                  9,900           9,879
   1.658% due 12/16/04                                    200             200
US Bancorp
   7.625% due 05/01/05                                  1,000           1,025
Verizon Wireless Capital LLC (E)(P)
   1.810% due 05/23/05                                  1,400           1,400
Vodafone Group PLC
   7.625% due 02/15/05                                  6,560           6,657
Wachovia Corp.
   6.800% due 06/01/05                                  1,500           1,536
Wells Fargo Bank NA
   1.620% due 10/06/04                                  7,600           7,600

 98  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Westpac Capital Corp.
   1.665% due 11/23/04                                  1,900           1,898
   1.690% due 11/26/04                                  1,000             998
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
(cost $338,870)                                                       338,982
                                                                 ------------
OTHER SECURITIES - 0.7%
Frank Russell Investment Company Money Market
   Fund (X)                                         3,247,038           3,247
State Street Securities Lending Quality Trust
   (X)                                              4,879,770           4,880
                                                                 ------------
TOTAL OTHER SECURITIES
(cost $8,127)                                                           8,127
                                                                 ------------
TOTAL INVESTMENTS - 102.6%
(identified cost $1,227,416)                                        1,228,216
OTHER ASSETS AND LIABILITIES
NET - (2.6%)                                                          (31,276)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,196,940
                                                                 ============


                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Eurodollar Futures
   expiration date 12/04 (66)                          16,116               (4)
   expiration date 06/05 (162)                         39,404               62
   expiration date 09/05 (554)                        134,511              189
   expiration date 12/05 (8)                            1,938               14

Germany, Federal Republic 10 Year Bonds
   expiration date 12/04 (1)                              150                1

United States Treasury 2 Year Notes
   expiration date 12/04 (208)                         44,047               61

United States Treasury 10 Year Notes
   expiration date 12/04 (19)                           2,158                8
                                                                  ------------
Total Unrealized Appreciation (Depreciation) on
  Open Futures Contracts                                                   331
                                                                  ============

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Euribor Futures
Dec 2004 97.50 (EUR) Put (12)                               3,742                 (2)
                                                                     ---------------

Total Liability for Options Written (premiums
   received $13)                                                                  (2)
                                                                     ===============


                   FOREIGN CURRENCY EXCHANGE CONTRACTS
-------------------------------------------------------------------------
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
JPY         105,375      USD           986    01/27/05                (15)
                                                           --------------

                                                                      (15)
                                                           ==============

  See accompanying notes which are an integral part of the financial statements.

                                                    Short Duration Bond Fund  99

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands

INTEREST RATE SWAPS
------------------------------------------------------------------------------------------------------------------------
                                      NOTIONAL                                                                  MARKET
           COUNTER                     AMOUNT                                                   TERMINATION      VALUE
            PARTY                         $             FUND RECEIVES         FUND PAYS             DATE           $
------------------------------  ---------------------   --------------   --------------------   ------------   ---------
Barclays Bank PLC               USD               500   4.000%           Three Month LIBOR        12/15/06            10
Goldman Sachs                   USD             9,600   5.000%           Three Month LIBOR        12/15/14           389
Morgan Stanley                  USD             6,500   5.000%           Three Month LIBOR        12/15/14           264
UBS                             USD            23,500   4.000%           Three Month LIBOR        12/15/06           465
UBS                             USD             4,000   4.000%           Three Month LIBOR        12/15/09            45
                                                                                                               ---------

Total Market Value of Interest Rate Swaps premiums paid
   (received) - $680                                                                                               1,173
                                                                                                               =========


                                                       % OF
                                                        NET
PORTFOLIO SUMMARY (UNAUDITED)                         ASSETS
-----------------------------------------------------------------
Asset-Backed Securities                                      26.8
Corporate Bonds and Notes                                    14.3
International Debt                                            2.8
Mortgage-Backed Securities                                   15.6
United States Government Agencies                             0.3
United States Government Treasuries                          13.6
Preferred Stocks                                              0.2
Short-Term Investments                                       28.3
Other Securities                                              0.7
                                                  ---------------
Total Investments                                           102.6
Other Assets and Liabilities                                 (2.6)
                                                  ---------------

Net Assets                                                  100.0
                                                  ===============

Futures Contracts                                              --*
Options Written                                                --*
Foreign Currency Contracts                                     --*
Interest Rate Swap Contracts                                  0.1

* Less than .05%.

See accompanying notes which are an integral part of the financial statements.

 100  Short Duration Bond Fund

                      (This page intentionally left blank)

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
(GRAPHIC)

                                                                 DIVERSIFIED BOND - CLASS S              LB AGGREGATE **
                                                                 --------------------------              ---------------
Inception*                                                                 10000                              10000
1995                                                                       11504                              11565
1996                                                                       12145                              12241
1997                                                                       13173                              13330
1998                                                                       14304                              14574
1999                                                                       14303                              14652
2000                                                                       15305                              15721
2001                                                                       17464                              18010
2002                                                                       18368                              19070
2003                                                                       19219                              20006
2004                                                                       20221                              21112

Diversified Bond Fund - Class S
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,522               5.22%
5 Years                $      14,138               7.16%S
10 Years               $      20,221               7.29%S

Diversified Bond Fund - Class E ++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,496               4.97%
5 Years                $      13,971               6.91%S
10 Years               $      19,705               7.01%S

Diversified Bond Fund - Class C ++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,416               4.16%
5 Years                $      13,440               6.09%S
10 Years               $      18,852               6.54%S

Lehman Brothers Aggregate Bond Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,553               5.53%
5 Years                $      14,410               7.58%S
10 Years               $      21,112               7.76%S

 102  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to provide current income and the preservation of capital.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDING OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2004, the Diversified Bond Fund Class S, Class E and Class C gained 5.22%, 4.97% and 4.16%, respectively. This compared to the Lehman Brothers U.S. Aggregate Bond Index, which increased 5.53%. Class S, Class E and Class C performance is net of operating expenses of 0.66%, 0.91% and 1.66%, respectively. Index returns are unmanaged and do not include expenses of any kind.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MANAGERS.

Investments in corporate debt securities were the most significant contributor to Fund performance during 2004. Corporate debt securities benefited from decreased defaults created by economic growth helping companies better service their debt burdens. Over the past 12 months, the investment grade corporate debt market, as measured by the Lehman Brothers U.S. Credit Index, increased 6.60% for the fiscal period, while the overall market as measured by the Lehman Bothers U.S. Aggregate Bond Index only returned 5.53% during that period. A slight overweight to the investment grade corporate debt market early in the year helped boost the Fund's performance. An overweight to mortgages early in the year also contributed to Fund performance, as this sector of the fixed income market outperformed most other sectors of the fixed income market.

Despite the Fund's performance attributable to overweights to outperforming sectors, short duration fixed income securities decreased the Fund's total return. Certain of the Fund's managers executed a relatively shorter duration trading strategy with the expectation that interest rates of all maturities would rise during 2004. While Treasury interest rates rose with respect to fixed income investments with maturities of five years and less, the opportunity costs attributable to the difference in yields during the time that money managers favored a shorter duration strategy and the yields that the Fund might have earned under other possible trading strategies more than offset the yield achieved using the shorter duration strategy.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THEY ARE POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

As a rule, investors were rewarded for owning riskier securities over the last 12 months. During the Fund's fiscal year ended October 31, 2004, investors bid-up prices on riskier corporate bonds particularly BBB-rated bonds relative to higher quality corporate issuers. As the gains in the Fund's corporate portfolios increased, the Fund's money managers considered the possibility of a market sell-off in these fixed income markets. As a result of very little yield compensation given for holding riskier sectors, the Fund's money managers reduced the Fund's portfolio weighting in these fixed income markets by both taking profits in the Fund's corporate holdings and in moving to higher quality fixed income instruments that are less susceptible to a sell-off.

As investors would expect, interest rates impacted the fixed income markets during 2004. The interest rate environment was quite volatile. Although the five-year U.S. Treasury Note started and ended at close to the same level, 3.30% and 3.28%, respectively, five-year bond yields ranged from 2.6% to 4.1%. As rates fell to new lows of 2.54% on the five-year Treasury, the Fund's money managers moved more defensively in March by selling longer bonds which are more sensitive to rising rates. This positioned the Fund's money managers to benefit from the rise in interest rates in April as measured by five-year yields moving up to over 4% in June. Despite this strategy, the overall defensiveness of the portfolio detracted slightly from results due to the fact that throughout the year managers were generally defensive in their interest rate positioning. As the year ended, the Fund's money managers were neutral with respect to their duration positioning relative to the benchmark.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MONEY MANAGER LINE-UP?

On March 1, 2004, the Fund's investment objective was changed and its investment objective was reclassified from "fundamental" to "non-fundamental." A non-fundamental investment objective may be changed by the Fund's Board of Trustees without shareholder approval. The Fund's investment objective prior to March 1, 2004 was to provide effective diversification against equities and a stable level of cash flow by investing in fixed income securities. The change to the investment objective did not affect materially the manner in which the Fund is managed.

The Fund did not hire any new money managers during the fiscal year ended October 31, 2004. However, one of its money managers, TimesSquare Capital Management, Inc. ("TimesSquare"), underwent an internal organizational change that resulted in its parent company exiting the institutional asset management business. TimesSquare's fixed income managers moved to Bear Stearns Asset Management Inc. ("Bear Stearns") as a result of its purchase of TimesSquare. There is no impact on the fund, and the allocation to this manager remains the same.

                                                      Diversified Bond Fund  103

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE MULTI-MANAGER FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

All three of the Fund's money managers, Bear Stearns Asset Management ("Bear Stearns"), Pacific Investment Management Company, Inc. ("PIMCO"), and Lincoln Capital Fixed Income ("Lincoln"), performed well over the period. As discussed above, Bear Stearns outperformed due to its overweighting of its portion of the Fund's portfolio in corporate bonds primarily throughout the fiscal year. Unfortunately, Bear Stearn's performance in the Fund's corporate bond portfolio was dampened by its defensive positioning of its portion of the Fund's portfolio in response to a forecast for rising interest rates. Despite being relatively neutral or underweight to most of the investment grade sectors of the fixed income markets, PIMCO made solid contributions to the Fund's total return. PIMCO's macro views led them to take positions in non-US dollar denominated bonds and a slight allocation to Treasury Inflation Protected Securities. Lincoln's security selection processes contributed to the Fund's total return as a result of its investments in the corporate and asset-backed fixed income markets.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR BOND SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

It was a difficult environment for active fixed income managers. The underperformance of the Fund's Lipper peer group relative to the Lehman Brothers U.S. Aggregate Bond Index exemplifies this difficulty. Many independent surveys reveal that fixed income investors were anticipating rising interest rates and were positioned defensively for such an increase, which reduced returns for the fiscal year ended October 31, 2004. In addition, interest rate volatility as indicated by the range of yields on the 10-year U.S. Treasury Note from 3.7% to 4.8% during the Fund's fiscal year exacerbated the difficulties in fixed income fund profitability. However, as discussed above, managers in the peer group whose fixed income portfolios were overweight in corporate fixed income investments were rewarded in this environment.

Money Manager as of October 31, 2004                                 Styles


Bear Stearns Asset Management Inc.          Sector Rotation
Lincoln Capital Fixed Income Management
   Company                                  Enhanced Core
Pacific Investment Management Company
   LLC                                      Sector Rotation

The views expressed in this report reflect those of the Fund's portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of Frank Russell Investment Management Company ("FRIMCo"), or any other person in FRIMCo or its affiliated organizations. These views are subject to change at any time based upon market conditions or other events, and FRIMCo disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for a Frank Russell Investment Company
(FRIC) Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any FRIC Fund.

                              --------------------

*     Diversified Bond Fund Class S assumes initial investment on November 1,
      1994.

** Lehman Brothers Aggregate Bond Index is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

++ Diversified Bond Fund Class S performance has been linked with Class E to provide historical perspective. For the period November 4, 1996 (commencement of sale) to May 15, 1998, Class E paid shareholder service and Rule 12b-1 distribution fees. From May 16, 1998 through the current period, Class E paid only shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++ Diversified Bond Fund Class S and Class E performance has been linked with Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

sec.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 104  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SHAREHOLDER EXPENSE EXAMPLE -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS ANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
--------------------------    --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,009.76      $     1,016.60
Expenses Paid During
Period*                       $         8.44      $         8.47

* Expenses are equal to the Fund's annualized expense ratio of 1.67%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
--------------------------    --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,014.13      $     1,020.37
Expenses Paid During
Period*                       $         4.66      $         4.67

* Expenses are equal to the Fund's annualized expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
--------------------------    --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,015.97      $     1,021.63
Expenses Paid During
Period*                       $         3.40      $         3.40

* Expenses are equal to the Fund's annualized expense ratio of 0.67%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                      Diversified Bond Fund  105

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 93.8%
Asset-Backed Securities - 9.9%
ABSC Manufactured Housing Contract (p)
   Series 2004-OK1 Class A4
   5.019% due 04/16/30                                    890             669
ABSC NIMs Trust
   Series 2004-HE1 Class A
   7.000% due 01/17/34                                    354             354
ABSC NIMs Trust (p)
   Series 2003-HE7 Class A
   7.000% due 12/15/33                                    356             358
   Series 2004-HE5 Class A1
   5.000% due 08/27/34                                    312             312
American Airlines, Inc.
   7.858% due 10/01/11                                    335             339
Ameriquest Mortgage Securities, Inc. (E)
   Series 2004-IA1 Class A1
   2.183% due 09/25/34                                  2,084           2,085
Argent Securities, Inc. (E)
   Series 2004-W11 Class A2
   2.020% due 11/25/34                                    600             600
Asset Backed Funding Corp. NIM Trust (p)
   Series 2003-OPT1 Class NOTE
   6.900% due 07/26/33                                    137             137
Capital Auto Receivables Asset Trust (E)
   Series 2002-4 Class A3
   1.920% due 01/16/06                                    312             312
Capital One Multi-Asset Execution Trust
   Series 2004-C1 Class C1
   3.400% due 11/16/09                                  1,055           1,052
Capital One Prime Auto Receivables Trust
   Series 2003-2 Class B
   2.460% due 06/15/10                                    740             736
Capital One Prime Auto Receivables Trust (E)
   Series 2004-1 Class A4
   1.940% due 08/17/09                                  1,360           1,361
Carmax Auto Owner Trust
   Series 2003-2 Class C
   2.750% due 10/15/10                                    435             432
CDC Mortgage Capital Trust (E)
   Series 2002-HE2 Class A
   2.223% due 01/25/33                                    132             132

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Centex Home Equity (E)
   Series 2003-A Class AV1
   2.213% due 03/25/33                                    260             260
   Series 2004-B Class AV2
   2.033% due 03/25/34                                    600             600
Chase Credit Card Master Trust (E)
   Series 2002-2 Class A
   1.920% due 07/16/07                                  2,135           2,135
   Series 2003-1 Class A
   1.920% due 04/15/08                                  6,955           6,959
   Series 2004-1 Class A
   1.900% due 05/15/09                                  1,795           1,795
Chase Funding Mortgage Loan Asset-Backed
   Certificates (E)
   Series 2002-2 Class 2A1
   2.183% due 05/25/32                                    651             651
   Series 2003-4 Class 1A1
   2.053% due 09/25/17                                    261             261
   Series 2004-1 Class 1A1
   2.043% due 11/25/18                                    592             592
Chase Funding Net Interest Margin (p)
   Series 2003-3A Class NOTE
   6.875% due 06/27/36                                     22              22
   Series 2003-5A Class NOTE
   5.750% due 11/27/34                                     45              45
   Series 2003-C1A Class NOTE
   6.750% due 03/27/36                                     99              99
Chesapeake Funding LLC (E)
   Series 2002-1 Class A1
   2.040% due 06/07/07                                     76              76
Citibank Credit Card Issuance Trust
   Series 2003-C4 Class C4
   5.000% due 06/10/15                                  1,450           1,448
Citibank Credit Card Issuance Trust (E)
   Series 2003-A4 Class A4
   1.980% due 03/20/09                                  2,485           2,488
Citifinancial Mortgage Securities, Inc. (E)
   Series 2003-4 Class AF1
   2.103% due 10/25/33                                    437             437
Collegiate Funding Services Education Loan Trust
   I (E)
   2.020% due 03/28/12                                    271             271
   Series 2003-B Class A1
   1.686% due 09/30/13                                    772             772

 106  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Continental Airlines, Inc.
   6.900% due 01/02/18                                  1,169           1,128
   6.545% due 02/02/19                                    375             363
Countrywide Asset-Backed Certificates
   Series 2004-7 Class AF2
   3.324% due 12/25/23                                    620             620
Countrywide Asset-Backed Certificates (E)
   Series 2000-2 Class AV1
   2.163% due 06/25/31                                     16              16
   Series 2001-BC3 Class A
   2.173% due 12/25/31                                    263             263
   Series 2003-5 Class AF1B
   2.113% due 08/25/22                                    442             442
   Series 2003-BC2 Class 2A1
   2.233% due 06/25/33                                    192             192
   Series 2003-BC4 Class 2A2
   2.253% due 09/25/33                                    546             547
   Series 2003-S2 Class A1
   2.103% due 12/25/18                                    530             530
   Series 2004-7 Class 2AV1
   2.083% due 12/25/22                                  1,254           1,254
Countrywide Asset-Backed Certificates (p)
   Series 2003-5NF Class NF
   6.750% due 02/25/34                                    163             164
Credit-Based Asset Servicing and Securitization
   (E)
   Series 2004-CB5 Class AV1
   2.063% due 09/25/21                                  1,301           1,301
   Series 2004-CB6 Class AF1
   2.123% due 07/25/35                                    967             966
Discover Card Master Trust I (E)
   Series 2000-2 Class A
   2.050% due 09/18/07                                  1,645           1,646
Equifirst Mortgage Loan Trust (E)
   Series 2003-2 Class 3A3
   2.470% due 09/25/33                                  1,219           1,218
   Series 2004-1 Class 2A1
   2.033% due 01/25/34                                    845             845
Equity One ABS, Inc. (E)
   Series 2004-2 Class AF1
   2.043% due 07/25/34                                  1,316           1,316
Fannie Mae Grantor Trust (E)
   Series 2002-T13 Class A1
   2.033% due 08/25/32                                     71              71
   Series 2002-T5 Class A1
   2.053% due 05/25/32                                    837             838
   Series 2002-T7 Class A1
   2.043% due 07/25/32                                    457             457

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-T3 Class 1A
   2.053% due 06/25/33                                    936             936
   Series 2003-T4 Class 1A
   2.043% due 09/26/33                                  2,221           2,221
   Series 2004-T4 Class A1
   2.013% due 06/25/17                                  1,880           1,880
Fannie Mae Whole Loan (E)
   Series 2002-W2 Class AV1
   2.063% due 06/25/32                                    653             653
   Series 2003-W16 Class AV1
   2.083% due 11/25/33                                    778             778
First Franklin NIM Trust (p)
   Series 2004-FFH1 Class N1
   3.967% due 04/25/34                                  1,519           1,519
   Series 2004-FFH2 Class N1
   4.212% due 03/25/34                                    526             526
   Series 2004-FFH2 Class N2
   7.385% due 03/25/34                                    300             300
First National Master Note Trust (E)
   Series 2003-1 Class A
   1.970% due 08/15/08                                    465             466
First USA Credit Card Master Trust (E)
   Series 1998-4 Class A
   2.009% due 03/18/08                                    820             821
Fleet Credit Card Master Trust II (E)
   Series 2002-A Class A
   1.920% due 10/15/07                                  4,540           4,541
Ford Credit Auto Owner Trust (E)
   Series 2002-A Class A3B
   1.990% due 01/15/06                                    141             141
Ford Credit Floorplan Master Owner Trust (E)
   Series 2004-1 Class A
   1.910% due 07/15/09                                  1,975           1,975
Fremont NIM Trust (p)
   Series 2004-B Class NOTE
   4.703% due 05/25/34                                    399             398
GMAC Mortgage Corp. Loan Trust (E)
   Series 1999-1 Class A
   2.179% due 06/18/27                                    640             641
   Series 2004-HE1 Class A1
   2.013% due 06/25/34                                  1,165           1,165
Green Tree Financial Corp.
   Series 1995-5 Class M1
   7.650% due 09/15/26                                  1,100           1,181

                                                      Diversified Bond Fund  107

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
GSAMP Trust (E)
   Series 2003-AHL Class A2A
   2.133% due 10/25/33                                    679             679
   Series 2004-NC2 Class A2A
   2.138% due 10/01/34                                  1,700           1,700
HFC Home Equity Loan Asset Backed Certificates
   (E)
   Series 2001-1 Class A
   2.200% due 01/20/31                                    590             591
Home Equity Mortgage Trust (E)
   Series 2004-4 Class A2
   2.083% due 12/25/34                                    922             922
Household Credit Card Master Note Trust I (E)
   Series 2002-1 Class A
   2.000% due 07/15/08                                    760             760
Household Mortgage Loan Trust (E)
   Series 2002-HC1 Class A
   2.210% due 05/20/32                                     73              73
Long Beach Asset Holdings Corp. (p)
   Series 2003-2 Class N1
   7.627% due 06/25/33                                     33              33
   Series 2003-4 Class N1
   6.535% due 08/25/33                                     50              50
Long Beach Mortgage Loan Trust (E)
   Series 2003-1 Class A2
   2.333% due 03/25/33                                    438             439
   Series 2004-1 Class A4
   2.063% due 02/25/34                                  1,081           1,081
   Series 2004-A Class A
   2.083% due 02/25/24                                    877             877
MASTR Asset Backed Securities Trust (E)
   Series 2004-OPT1 Class A3
   2.193% due 02/25/34                                    643             643
MBNA Credit Card Master Note Trust
   Series 2002-C1 Class C1
   6.800% due 07/15/14                                    740             825
MBNA Credit Card Master Note Trust (E)
   Series 2003-A2 Class A2
   1.920% due 08/15/08                                  5,505           5,508
MBNA Master Credit Card Trust USA (E)
   Series 2000-C Class A
   2.030% due 07/15/07                                  2,860           2,861
Merrill Lynch Mortgage Investors, Inc. (E)
   Series 2002-NC1 Class A1
   2.253% due 05/25/33                                    159             159
   Series 2003-WMC1 Class A2
   2.293% due 11/25/33                                    344             344

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-WMC2 Class A2
   2.273% due 02/25/34                                    466             467
   Series 2004-WMC1 Class A2
   2.233% due 10/25/34                                  1,054           1,053
Merrill Lynch Mortgage Investors, Inc. (p)
   Series 2003-OP1N Class N1
   7.250% due 09/25/34                                    230             231
   Series 2004-WM1N Class N1
   4.500% due 10/25/34                                    380             379
Morgan Stanley ABS Capital I (E)
   Series 2003-NC10 Class A2
   2.133% due 10/25/33                                    434             435
   Series 2003-NC5 Class A2
   2.213% due 04/25/33                                    300             300
   Series 2004-HE1 Class A3
   2.093% due 01/25/34                                  1,022           1,022
   Series 2004-HE2 Class A3
   2.063% due 03/25/34                                  1,336           1,336
Morgan Stanley Dean Witter Capital I (E)
   Series 2003-NC4 Class A2
   2.303% due 04/25/33                                    242             242
Navistar Financial Corp. Owner Trust (E)
   Series 2003-B Class A3
   2.070% due 04/15/08                                    785             785
Nelnet Student Loan Trust (E)
   Series 2004-4 Class A1
   2.017% due 04/25/11                                    600             600
   Series 2004-4 Class A2
   2.047% due 04/25/16                                  2,500           2,499
Nissan Auto Receivables Owner Trust
   Series 2004-B Class A3
   3.350% due 05/15/08                                  3,255           3,282
Northstar Education Finance, Inc. (E)
   Series 2004-1 Class A1
   1.712% due 01/28/11                                    970             970
Novastar NIM Trust (p)
   Series 2004-N1 Class NOTE
   4.458% due 02/25/34                                    456             455
   Series 2004-N2 Class NOTE
   4.458% due 06/26/34                                    598             595

 108  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Option One Mortgage Loan Trust (E)
   Series 2001-4 Class A
   2.233% due 01/25/32                                    239             239
   Series 2002-2 Class A
   2.203% due 06/25/32                                    296             296
   Series 2003-1 Class A2
   2.353% due 02/25/33                                    811             813
   Series 2003-2 Class A2
   2.233% due 04/25/33                                    344             344
Option One Mortgage Securities Corp. NIM Trust
   (E)(p)
   Series 2003-3 Class N
   2.243% due 04/25/10                                    146             146
   Series 2003-6A Class NOTE
   2.160% due 10/26/10                                    345             345
Pacificamerica Home Equity Loan
   Series 1998-2 Class AF
   6.590% due 06/26/28                                     56              57
Park Place Securities NIM Trust (p)
   Series 2004-MCW1 Class A
   4.458% due 09/25/34                                    380             380
Renaissance NIM Trust (p)
   Series 2003-D Class NOTE
   6.657% due 03/26/34                                    205             207
   Series 2004-B Class NOTE
   5.193% due 08/26/34                                    518             518
Residential Asset Mortgage Products, Inc.
   Series 2004-RS4 Class AI3
   4.003% due 01/25/30                                    470             468
   Series 2004-RS6 Class AI3
   4.540% due 08/25/28                                    375             380
   Series 2004-RS7 Class AI3
   4.450% due 07/25/28                                    885             890
   Series 2004-RS8 Class AI2
   3.810% due 01/25/26                                    375             378
   Series 2004-RS8 Class AI3
   4.230% due 05/25/29                                    245             249
Residential Asset Mortgage Products, Inc. (E)
   Series 2002-RS5 Class AII
   2.303% due 09/25/32                                    360             360
   Series 2003-RS1 Class AII
   2.323% due 02/25/33                                    664             665
   Series 2003-RS2 Class AII
   2.273% due 03/25/33                                    649             650
   Series 2003-RS3 Class AII
   2.293% due 04/25/33                                    525             526
   Series 2003-RS6 Class AI1
   2.063% due 02/25/21                                     78              78

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-RS6 Class AI1
   2.083% due 08/25/22                                  1,385           1,385
   Series 2004-RS8 Class AI1
   2.113% due 12/25/23                                  2,338           2,339
   Series 2004-RS8 Class AII1
   2.073% due 05/25/26                                  1,728           1,728
Residential Asset Securities Corp.
   Series 2003-KS11 Class AI3
   3.320% due 02/25/29                                    370             369
   Series 2004-KS8 Class AI2
   3.340% due 10/25/24                                    915             914
Residential Asset Securities Corp. (E)
   Series 2001-KS1 Class AII
   2.168% due 03/25/32                                    255             255
   Series 2002-KS3 Class A1B
   2.183% due 05/25/32                                    566             566
   Series 2003-KS9 Class AI1
   2.093% due 02/25/21                                    324             324
Saxon Asset Securities Trust (E)
   Series 2003-1 Class AV1
   2.243% due 06/25/33                                    604             605
   Series 2004-1 Class A
   2.203% due 03/25/35                                  1,251           1,250
Saxon Net Interest Margin Trust (p)
   Series 2003-A Class A
   6.656% due 08/26/33                                    165             166
Sears Credit Account Master Trust (E)
   Series 2002-4 Class A
   2.000% due 08/18/09                                  1,900           1,902
   Series 2002-5 Class A
   2.250% due 11/17/09                                  1,700           1,701
Securitized Asset Backed Receivables LLC Trust
   (E)
   Series 2004-OP1 Class A2
   2.183% due 02/25/34                                    723             722
Sharp SP I LLC Net Interest Margin Trust (p)
   Series 2004-FM1N Class N
   6.160% due 09/25/33                                    195             196
SLM Student Loan Trust (E)
   Series 2004-10 Class A2
   2.103% due 01/27/14                                  2,630           2,630
   Series 2004-3 Class A1
   2.090% due 10/26/09                                  1,248           1,248
   Series 2004-A Class A1
   1.940% due 03/15/17                                  1,659           1,657

                                                      Diversified Bond Fund  109

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-B Class A1
   1.930% due 06/15/18                                  1,831           1,831
Small Business Administration
   7.449% due 08/01/10                                    146             162
Specialty Underwriting & Residential Finance (E)
   Series 2003-BC1 Class A
   2.273% due 01/25/34                                    369             369
   Series 2004-BC2 Class A2
   2.203% due 05/25/35                                    913             913
Structured Asset Securities Corp.
   Series 2004-19XS Class A2
   4.370% due 10/25/34                                    900             894
Structured Asset Securities Corp. (E)
   Series 2003-BC1 Class A
   2.433% due 05/25/32                                    558             559
Superior Wholesale Inventory Financing Trust (E)
   Series 2000-A Class A
   2.200% due 04/15/07                                  1,455           1,456
Tenaska Alabama II Partners, LP (p)
   6.125% due 03/30/23                                    266             280
Toyota Auto Receivables Owner Trust (E)
   Series 2002-C Class A4
   1.920% due 05/15/09                                    880             880
Triad Auto Receivables Owner Trust (E)
   Series 2003-A Class A3
   2.048% due 07/12/07                                  1,070           1,070
Wachovia Asset Securitization, Inc. (E)
   Series 2003-HE3 Class A
   2.183% due 11/25/33                                    500             499
Wells Fargo Home Equity Trust (E)
   Series 2004-2 Class A31
   2.093% due 06/25/19                                    197             197
                                                                 ------------
                                                                      131,361
                                                                 ------------

Corporate Bonds and Notes - 15.5%
Alabama Power Co.
   Series Y
   2.800% due 12/01/06                                    735             732
Amerada Hess Corp.
   7.300% due 08/15/31                                    215             242
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                     85              90
American General Finance Corp.
   Series MTNH
   4.500% due 11/15/07                                  1,140           1,175

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
American RE Corp.
   Series B
   7.450% due 12/15/26                                    565             614
BAE Systems Holdings, Inc. (p)
   6.400% due 12/15/11                                    920           1,032
Bank of America Corp.
   7.800% due 02/15/10                                     55              65
   4.375% due 12/01/10                                  2,040           2,068
Bank One Corp.
   2.625% due 06/30/08                                    880             851
BankBoston Corp. (N)
   Series B
   8.250% due 12/15/26                                    180             202
Bear Stearns Cos., Inc. (The)
   2.875% due 07/02/08                                  1,015             990
Bellsouth Capital Funding
   7.875% due 02/15/30                                  1,155           1,423
Boeing Capital Corp. (N)
   6.100% due 03/01/11                                    165             181
Boeing Co.
   5.125% due 02/15/13                                    835             867
Bristol-Myers Squibb Co.
   5.750% due 10/01/11                                    630             680
Burlington Northern Santa Fe Corp.
   6.875% due 12/01/27                                     55              62
Cadbury Schweppes US Finance LLC (p)
   3.875% due 10/01/08                                  1,005           1,012
Campbell Soup Co.
   5.875% due 10/01/08                                    160             173
Caterpillar Financial Services Corp. (N)
   4.875% due 06/15/07                                    445             464
CenterPoint Energy Houston Electric LLC
   Series J2
   5.700% due 03/15/13                                    210             224
Cincinnati Gas & Electric
   5.700% due 09/15/12                                    170             182
CIT Group, Inc.
   5.750% due 09/25/07                                    155             165
CIT Group, Inc. (N)
   6.875% due 11/01/09                                    100             113
Citicorp
   7.250% due 10/15/11                                    370             435

 110  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Citigroup, Inc.
   5.750% due 05/10/06                                  4,310           4,502
   3.500% due 02/01/08                                  1,500           1,507
Citigroup, Inc. (p)
   5.000% due 09/15/14                                  3,545           3,597
Columbus Southern Power Co.
   Series C
   5.500% due 03/01/13                                    100             105
Comcast Cable Communications
   8.375% due 05/01/07                                    710             794
Comcast Cable Communications Holdings, Inc.
   8.375% due 03/15/13                                  2,110           2,589
   9.455% due 11/15/22                                  2,555           3,507
Comcast Corp.
   5.850% due 01/15/10                                    120             129
Constellation Energy Group, Inc. (N)
   6.125% due 09/01/09                                    235             257
Countrywide Home Loans, Inc.
   3.250% due 05/21/08                                  1,220           1,198
   Series MTNH
   6.250% due 04/15/09                                    700             763
   Series MTNK
   5.500% due 02/01/07                                    110             115
Credit Suisse First Boston USA, Inc.
   4.625% due 01/15/08                                    130             135
   3.875% due 01/15/09                                    765             767
Credit Suisse First Boston USA, Inc.
   5.500% due 08/15/13                                    115             121
DaimlerChrysler NA Holding Corp.
   4.750% due 01/15/08                                    300             309
   4.050% due 06/04/08                                    965             972
DaimlerChrysler NA Holding Corp. (E)
   2.340% due 05/24/06                                    400             402
Detroit Edison Co.
   6.125% due 10/01/10                                    220             242
   6.350% due 10/15/32                                     95             104
Devon Energy Corp.
   2.750% due 08/01/06                                    935             931
Devon Financing Corp. ULC
   6.875% due 09/30/11                                    200             229
   7.875% due 09/30/31                                  1,000           1,261
Dominion Resources, Inc.
   4.125% due 02/15/08                                    685             696
Dominion Resources, Inc. (N)
   Series B
   6.250% due 06/30/12                                     80              88
Dresdner Funding Trust I (p)
   8.151% due 06/30/31                                    390             476

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
DTE Energy Co.
   6.450% due 06/01/06                                    265             278
Duke Capital LLC
   4.302% due 05/18/06                                    170             173
Duke Energy Field Services LLC
   7.875% due 08/16/10                                  2,235           2,643
Duke Energy Field Services LLC (N)
   5.750% due 11/15/06                                     60              63
   6.875% due 02/01/11                                     40              45
EI Du Pont de Nemours & Co.
   8.250% due 09/15/06                                    620             679
Eli Lilly & Co.
   6.770% due 01/01/36                                    565             669
EOP Operating, LP
   7.000% due 07/15/11                                  1,235           1,400
FedEx Corp.
   7.600% due 07/01/97                                    155             183
Financing Corp.
   Series 15P
   Zero coupon due 03/07/19                               165              79
FirstEnergy Corp.
   Series B
   6.450% due 11/15/11                                    410             449
   Series C
   7.375% due 11/15/31                                  1,325           1,510
FleetBoston Financial Corp.
   4.875% due 12/01/06                                    860             894
Ford Motor Co.
   6.375% due 02/01/29                                     90              79
Ford Motor Credit Co.
   6.500% due 01/25/07                                  1,965           2,065
   7.875% due 06/15/10                                  2,385           2,647
   7.375% due 02/01/11                                    940           1,020
FPL Group Capital, Inc.
   6.125% due 05/15/07                                    510             547
General Electric Capital Corp.
   Series MTNA
   4.250% due 12/01/10                                  2,905           2,933
   6.000% due 06/15/12                                  2,580           2,833
General Electric Capital Corp. (N)
   3.250% due 06/15/09                                  1,155           1,133
   Series MTNA
   4.750% due 09/15/14                                    210             211
General Electric Co.
   5.000% due 02/01/13                                  2,635           2,731
General Motors Acceptance Corp.
   6.875% due 09/15/11                                  1,870           1,947
   7.000% due 02/01/12                                  1,060           1,111
   8.000% due 11/01/31                                  2,290           2,370

                                                      Diversified Bond Fund  111

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
General Motors Acceptance Corp.
   6.125% due 09/15/06                                  1,675           1,739
   7.250% due 03/02/11                                  3,455           3,669
General Motors Corp. (N)
   8.375% due 07/15/33                                    930             968
Golden West Financial Corp.
   4.125% due 08/15/07                                    220             225
Goldman Sachs Group, Inc.
   7.350% due 10/01/09                                    725             834
   6.875% due 01/15/11                                    575             654
   4.750% due 07/15/13                                  1,320           1,308
   6.345% due 02/15/34                                  2,980           3,037
Historic TW, Inc.
   8.050% due 01/15/16                                    485             582
   6.950% due 01/15/28                                  1,145           1,258
Historic TW, Inc. (N)
   9.125% due 01/15/13                                    220             282
HJ Heinz Co.
   6.375% due 07/15/28                                     50              55
HJ Heinz Finance Co. (N)
   6.750% due 03/15/32                                    115             134
Household Finance Corp.
   5.750% due 01/30/07                                  1,890           1,998
   7.000% due 05/15/12                                  1,970           2,276
   6.375% due 11/27/12                                    285             318
Household Finance Corp.
   4.750% due 05/15/09                                  4,020           4,172
HVB Funding Trust I (p)
   8.741% due 06/30/31                                    360             456
International Lease Finance Corp.
   6.375% due 03/15/09                                    240             262
   Series MTNP
   3.125% due 05/03/07                                  1,235           1,228
International Lease Finance Corp. (N)
   Series MTNO
   4.375% due 11/01/09                                  1,790           1,794
International Paper Co.
   5.500% due 01/15/14                                    310             320
ITT Industries, Inc.
   7.400% due 11/15/25                                    240             280
JP Morgan & Co., Inc.
   Series MTNA
   6.000% due 01/15/09                                    310             335
JPMorgan Chase & Co.
   5.350% due 03/01/07                                    445             467
   5.125% due 09/15/14                                  8,525           8,662
JPMorgan Chase & Co. (N)
   6.750% due 02/01/11                                    960           1,083

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kellogg Co.
   Series B
   6.600% due 04/01/11                                    795             901
Kerr-McGee Corp.
   6.875% due 09/15/11                                    935           1,062
Kerr-McGee Corp. (N)
   7.875% due 09/15/31                                  1,115           1,363
Keycorp
   7.500% due 06/15/06                                    750             807
Kinder Morgan, Inc.
   6.500% due 09/01/12                                    575             637
Kraft Foods, Inc.
   4.000% due 10/01/08                                  1,770           1,790
   5.625% due 11/01/11                                  1,020           1,087
Kroger Co. (The) (N)
   7.500% due 04/01/31                                     70              82
Legg Mason, Inc.
   6.750% due 07/02/08                                    245             270
Lehman Brothers Holdings, Inc.
   6.625% due 01/18/12                                    325             367
Liberty Media Corp.
   5.700% due 05/15/13                                    110             111
Liberty Property-LP
   7.250% due 03/15/11                                    425             487
Lockheed Martin Corp.
   8.500% due 12/01/29                                    410             551
Ltd Brands (N)
   5.250% due 11/01/14                                  1,150           1,149
Manufacturers & Traders Trust Co.
   8.000% due 10/01/10                                    720             866
May Department Stores Co. (The) (p)
   4.800% due 07/15/09                                    935             958
   6.650% due 07/15/24                                  1,455           1,521
May Department Stores Co. (The) (p)
   5.750% due 07/15/14                                    205             212
Merrill Lynch & Co., Inc.
   Series MTNC
   4.125% due 09/10/09                                  3,845           3,870
Merrill Lynch & Co., Inc.
   Series MTNB
   3.125% due 07/15/08                                  1,165           1,146
Miller Brewing Co. (p)
   4.250% due 08/15/08                                  1,500           1,530
   5.500% due 08/15/13                                    285             299
Monumental Global Funding II (p)
   3.850% due 03/03/08                                    320             327
Morgan Stanley
   3.875% due 01/15/09                                    970             975
   4.750% due 04/01/14                                  2,935           2,875

 112  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Morgan Stanley (N)
   6.750% due 04/15/11                                    415             471
Natexis Ambs Co. LLC (p)(f)
   8.440% due 12/29/49                                    270             310
National Rural Utilities Cooperative Finance
   Corp.
   5.750% due 08/28/09                                  1,115           1,204
NB Capital Trust IV
   8.250% due 04/15/27                                    160             181
News America Holdings
   7.750% due 12/01/45                                    140             170
   7.900% due 12/01/95                                    230             274
   8.250% due 10/17/96                                     75              93
News America, Inc.
   6.750% due 01/09/38                                     45              51
Nisource Finance Corp.
   7.875% due 11/15/10                                    355             421
Norfolk Southern Corp.
   6.200% due 04/15/09                                  1,125           1,232
   7.050% due 05/01/37                                    325             375
   7.900% due 05/15/97                                    190             240
Northern States Power Co.
   Series B
   8.000% due 08/28/12                                  1,140           1,407
Occidental Petroleum Corp.
   9.250% due 08/01/19                                    185             257
Ohio Power Co.
   Series F
   5.500% due 02/15/13                                     35              37
Old Kent Bank
   7.750% due 08/15/10                                    330             342
Pacific Gas & Electric Co.
   3.600% due 03/01/09                                    125             124
   4.200% due 03/01/11                                    115             114
   6.050% due 03/01/34                                    155             160
Pacific Gas & Electric Co. (E)
   2.860% due 04/03/06                                  1,100           1,101
Pacificorp
   4.300% due 09/15/08                                    815             829
Pemex Project Funding Master Trust
   7.375% due 12/15/14                                  1,600           1,773
PNC Funding Corp.
   7.500% due 11/01/09                                    620             717
Principal Life Income Funding Trusts
   5.100% due 04/15/14                                  1,525           1,548
Progress Energy, Inc.
   5.850% due 10/30/08                                  1,130           1,208
   7.100% due 03/01/11                                  1,345           1,525
   7.000% due 10/30/31                                     90              98

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Progress Energy, Inc.
   7.750% due 03/01/31                                    170             202
Prudential Financial, Inc.
   Series MTNB
   5.100% due 09/20/14                                  1,420           1,424
Raytheon Co.
   6.750% due 08/15/07                                  1,000           1,092
RBS Capital Trust I (f)
   5.512% due 19/29/49                                    500             513
Safeway, Inc.
   7.250% due 02/01/31                                     45              51
SBC Communications, Inc.
   4.125% due 09/15/09                                  4,540           4,563
   5.100% due 09/15/14                                    180             181
   6.450% due 06/15/34                                  3,055           3,211
Simon Property Group, LP
   4.875% due 03/18/10                                    910             930
Simon Property Group, LP (p)
   4.875% due 08/15/10                                  1,255           1,280
Southern California Edison Co.
   8.000% due 02/15/07                                  1,170           1,294
Sovereign Bank
   5.125% due 03/15/13                                    445             450
Sprint Capital Corp.
   8.375% due 03/15/12                                    115             141
   6.875% due 11/15/28                                    425             456
   8.750% due 03/15/32                                  4,390           5,752
Sprint Capital Corp. (N)
   6.125% due 11/15/08                                  1,705           1,847
SunTrust Banks, Inc.
   6.000% due 02/15/26                                    500             529
SunTrust Banks, Inc.
   6.250% due 06/01/08                                    150             164
Tele-Communications-TCI Group
   9.800% due 02/01/12                                    330             425
   7.875% due 08/01/13                                    830             981
Time Warner Entertainment Co., LP
   Series *
   8.375% due 07/15/33                                  1,765           2,221
Time Warner, Inc.
   6.750% due 04/15/11                                    905           1,018
   7.625% due 04/15/31                                  2,305           2,731
Travelers Property Casualty Corp.
   5.000% due 03/15/13                                    160             159
TXU Electric Delivery Co.
   6.375% due 05/01/12                                     25              28
   7.250% due 01/15/33                                    250             300
Unilever Capital Corp.
   5.900% due 11/15/32                                    325             341

                                                      Diversified Bond Fund  113

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Univision Communications, Inc.
   3.500% due 10/15/07                                  1,035           1,031
US Bancorp
   Series MTNN
   3.125% due 03/15/08                                  1,835           1,819
US Bank NA
   5.700% due 12/15/08                                     70              75
   Series BKNT
   5.625% due 11/30/05                                    500             517
Verizon Florida, Inc.
   Series F
   6.125% due 01/15/13                                    185             200
Verizon Global Funding Corp. (N)
   7.750% due 12/01/30                                  2,490           3,055
Verizon Maryland, Inc.
   Series A
   6.125% due 03/01/12                                  1,475           1,606
Verizon Wireless Capital LLC
   5.375% due 12/15/06                                    555             582
Viacom, Inc.
   7.700% due 07/30/10                                    425             499
   6.625% due 05/15/11                                  1,460           1,646
Virginia Electric and Power Co.
   Series A
   5.750% due 03/31/06                                    485             504
   5.375% due 02/01/07                                  1,500           1,569
Wachovia Corp.
   5.250% due 08/01/14                                  3,830           3,957
   6.550% due 10/15/35                                    275             311
Washington Mutual Bank FA
   5.650% due 08/15/14                                  1,610           1,680
Wells Fargo & Co.
   4.950% due 10/16/13                                    240             246
Weyerhaeuser Co.
   6.125% due 03/15/07                                  1,280           1,365
   6.750% due 03/15/12                                    125             141
Wyeth
   5.500% due 03/15/13                                     85              87
   5.500% due 02/01/14                                     85              87
Yum! Brands, Inc.
   8.875% due 04/15/11                                    135             168
Zurich Capital Trust I (p)
   8.376% due 06/01/37                                  1,465           1,661
                                                                 ------------
                                                                      205,521
                                                                 ------------
International Debt - 4.9%
Abbey National PLC Step Up Bond (f)
   6.700% due 06/29/49                                    550             603

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Anthracite CDO I, Ltd. (p)
   Series 2004-1A Class DFX
   5.060% due 03/23/39                                    685             686
Argent NIM Trust (p)
   Series 2004-WN2 Class A
   4.550% due 04/25/34                                    245             244
AXA
   8.600% due 12/15/30                                    695             907
British Sky Broadcasting PLC
   8.200% due 07/15/09                                    320             375
British Telecommunications PLC
   8.875% due 12/15/30                                     95             127
Chalet Finance PLC (E)(p)
   Series 2003-2A Class A1
   1.960% due 11/26/13                                  1,070           1,071
Chile Government International Bond
   5.625% due 07/23/07                                    675             712
Conoco Funding Co.
   6.350% due 10/15/11                                    890           1,000
Credit-Based Asset Servicing and Securitization
   CBO, Ltd. (E)(p)
   Series 2004-9A Class A1
   2.405% due 04/08/39                                  2,419           2,419
Crest, Ltd. (p)
   Series 2003-2A Class C2
   5.709% due 12/28/38                                  1,655           1,721
Deutsche Telekom International Finance BV
   8.500% due 06/15/10                                  1,015           1,223
   8.750% due 06/15/30                                  3,550           4,684
Diageo Finance BV
   3.000% due 12/15/06                                    935             935
Domtar, Inc.
   7.875% due 10/15/11                                  2,355           2,734
EnCana Corp.
   6.500% due 08/15/34                                     95             103
Export-Import Bank Of Korea (p)
   4.125% due 02/10/09                                    290             293
First Franklin NIM Trust (p)
   Series 2004-FF5 Class N1
   4.212% due 04/25/34                                    367             367
France Telecom SA
   7.950% due 03/01/06                                  1,215           1,293
   8.500% due 03/01/11                                  1,180           1,417
   9.250% due 03/01/31                                    115             155
G-Force CDO, Ltd. (p)
   Series 2003-1A Class CFX
   5.700% due 12/25/38                                    750             772

 114  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Gracechurch Card Funding PLC (E)
   Series 2003-4 Class A
   1.920% due 06/15/08                                  4,655           4,658
Granite Mortgages PLC (E)
   Series 2004-3 Class 1A3
   2.015% due 09/20/44                                  4,005           4,003
Holmes Financing PLC (E)
   Series 2001-3 Class 2A
   2.230% due 01/15/07                                  1,405           1,406
   Series 2002-6 Class 2A
   2.240% due 04/15/08                                  3,000           2,999
Intelsat, Ltd.
   6.500% due 11/01/13                                    470             403
Interstar Millennium Trust (E)
   Series 2003-5G Class A2
   2.329% due 01/20/36                                  1,333           1,335
Korea Development Bank
   4.250% due 11/13/07                                  1,055           1,079
Korea Electric Power Corp. (p)
   5.125% due 04/23/34                                    145             148
Medallion Trust (E)
   Series 2003-1G Class A
   2.100% due 12/21/33                                    686             687
   Series 2004-1G Class A1
   1.880% due 05/25/35                                  1,411           1,411
Mexico Government International Bond
   8.375% due 01/14/11                                  2,240           2,643
   6.375% due 01/16/13                                    600             638
   8.300% due 08/15/31                                    570             659
   7.500% due 04/08/33                                  1,912           2,038
Mizuho Financial Group Cayman, Ltd. (p)
   5.790% due 04/15/14                                    330             343
Mound Financing PLC (E)(p)
   Series 2001-2A Class A2
   1.910% due 11/08/07                                  1,480           1,478
Newcastle CDO I, Ltd. (p)
   Series 2004-4A Class 3FX
   5.110% due 03/24/39                                    870             857
Nova Scotia Province of
   9.125% due 05/01/21                                    690           1,001
Paragon Mortgages PLC (E)(p)
   Series 2004-7A Class A1A
   1.765% due 05/15/34                                    835             835
Permanent Financing PLC (E)
   Series 2003-3 Class 2A
   1.973% due 09/10/10                                  1,490           1,490
   Series 2004-4 Class 2A
   1.933% due 03/10/09                                  1,995           1,991

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Petroleos Mexicanos (N)
   9.500% due 09/15/27                                     90             111
Province of Quebec
   5.000% due 07/17/09                                     40              42
   7.500% due 07/15/23                                    480             614
Royal KPN NV
   8.000% due 10/01/10                                    240             287
Santander Financial Issuances
   6.375% due 02/15/11                                    120             134
Sanwa Finance Aruba AEC
   8.350% due 07/15/09                                    285             336
Systems 2001 AT LLC (p)
   7.156% due 12/15/11                                    233             252
Telecom Italia Capital SA
   5.250% due 11/15/13                                    510             522
   6.375% due 11/15/33                                    225             234
Telecom Italia Capital SA (p)
   4.950% due 09/30/14                                    990             982
   6.000% due 09/30/34                                  3,425           3,366
Telefonos de Mexico SA de CV
   4.500% due 11/19/08                                    660             666
Vodafone Group PLC
   7.750% due 02/15/10                                    350             412
Wells Fargo Home Equity Trust (p)
   Series 2004-2N Class N1
   4.450% due 09/26/34                                    425             425
                                                                 ------------
                                                                       64,326
                                                                 ------------

Mortgage-Backed Securities - 35.8%
Arcap Reit, Inc. (p)(o)
   Series 2004-RR3 Class B
   5.040% due 09/21/45                                    460             466
Banc of America Commercial Mortgage, Inc.
   Series 2004-3 Class A3
   4.875% due 06/10/39                                  1,000           1,040
   Series 2004-4 Class A3
   4.128% due 07/10/42                                    685             691
Bank of America Mortgage Securities
   Series 2004-1 Class 5A1
   6.500% due 09/25/33                                     93              95

                                                      Diversified Bond Fund  115

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2002-11 Class 1A1
   5.643% due 02/25/33                                     65              65
   Series 2002-11 Class 1A2
   5.370% due 02/25/33                                    170             172
   Series 2003-1 Class 6A1
   5.123% due 04/25/33                                    274             278
Bear Stearns Commercial Mortgage Securities
   Series 2004-PWR5 Class A3
   4.565% due 07/11/42                                  1,070           1,088
Commercial Mortgage Acceptance Corp.
   Series 1998-C2 Class A2
   6.030% due 09/15/30                                    815             866
Countrywide Alternative Loan Trust
   Series 2004-J7 Class 1A2
   4.673% due 08/25/34                                    890             892
Countrywide Home Loan Mortgage Pass Through
   Trust (E)
   Series 2003-42 Class 2A1
   1.970% due 10/25/33                                    396             395
CS First Boston Mortgage Securities Corp.
   Series 2002-18 Class 1AIO Interest Only
   7.500% due 06/25/32                                    900              --
   Series 2004-C3 Class A5
   5.113% due 07/15/36                                  1,690           1,736
Fannie Mae
   9.500% due 2005                                          3               3
   9.500% due 2006                                          4               4
   7.000% due 2007                                         12              13
   7.200% due 2007                                        917             989
   7.000% due 2008                                         27              28
   7.000% due 2009                                         52              56
   8.000% due 2010                                          5               6
   10.500% due 2010                                         2               2
   7.000% due 2011                                         24              26
   8.000% due 2011                                          6               6
   7.000% due 2012                                          7               8
   6.000% due 2013                                         82              87
   6.500% due 2013                                         52              55
   5.500% due 2014                                         53              55
   6.500% due 2015                                         39              42
   7.000% due 2015                                         23              24
   5.500% due 2016                                        233             242

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   6.000% due 2016                                      1,264           1,327
   6.500% due 2016                                        235             249
   9.000% due 2016                                          3               4
   5.500% due 2017                                      1,828           1,897
   6.000% due 2017                                      3,548           3,727
   6.500% due 2017                                        872             926
   8.000% due 2017                                         86              95
   8.500% due 2017                                          9              10
   4.500% due 2018                                      9,631           9,682
   5.000% due 2018                                     10,576          10,808
   5.500% due 2018                                      1,777           1,845
   6.000% due 2018                                        410             431
   6.500% due 2018                                        590             622
   4.500% due 2019                                      1,420           1,425
   5.000% due 2019                                      3,770           3,851
   5.500% due 2019                                        366             379
   6.500% due 2019                                        249             264
   6.500% due 2020                                         90              95
   8.000% due 2020                                          9               9
   6.500% due 2022                                        150             158
   7.500% due 2022                                         25              27
   7.500% due 2023                                          2               2
   7.500% due 2024                                         72              77
   8.000% due 2024                                        184             202
   7.000% due 2025                                         21              22
   7.500% due 2025                                         17              20
   8.500% due 2025                                          5               5
   7.000% due 2026                                          8               9
   7.500% due 2027                                         34               5
   6.500% due 2028                                        802             846
   7.000% due 2028                                        813             865
   7.500% due 2028                                         13              15
   6.500% due 2029                                      2,580           2,722
   6.500% due 2030                                        282             298
   7.000% due 2030                                         22              23
   8.000% due 2030                                        395             429
   6.500% due 2031                                        857             903
   7.000% due 2031                                        234             248
   7.500% due 2031                                        688             736
   6.500% due 2032                                      1,918           2,020
   7.000% due 2032                                      4,659           4,949
   7.500% due 2032                                        193             207
   4.500% due 2033                                      2,337           2,273
   5.000% due 2033                                      3,115           3,113
   5.500% due 2033                                     23,558          24,032
   6.000% due 2033                                         29              30
   6.500% due 2033                                      1,412           1,487
   7.000% due 2033                                        909             966
   5.000% due 2034                                     30,457          30,431

 116  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   5.500% due 2034                                     12,949          13,206
   6.500% due 2034                                        722             760
   Series 1992-10 Class ZD
   8.000% due 11/25/21                                  1,618           1,685
   Series 1993-134 Class H
   6.500% due 08/25/08                                  1,385           1,468
   Series 1997-81 Class PC
   5.000% due 04/18/27                                     76              77
   Series 2004-27 Class JC
   5.000% due 05/25/34                                    885             882
Fannie Mae (E)
   Series 1993-208 Class SA Interest Only
   0.450% due 02/25/23                                  1,242               3
Fannie Mae
   15 Year TBA (I)
   4.000%                                               8,245           8,093
   4.500%                                              10,085          10,110
   5.000%                                              28,885          29,472
   5.500%                                               9,080           9,401
   30 Year TBA (I)
   4.500%                                               5,650           5,484
   5.000%                                              15,525          15,467
   5.500%                                              27,920          28,426
   6.000%                                              35,240          36,513
   6.500%                                              13,385          14,071
Fannie Mae Grantor Trust
   Series 2001-T6 Class B
   6.088% due 05/25/11                                  1,530           1,688
Fannie Mae Grantor Trust (E)
   Series 2001-T13 Class A1
   2.093% due 03/25/32                                    365             365
Fannie Mae Whole Loan
   Series 2003-W1 Class 1A1
   6.500% due 12/25/42                                    166             175
Fannie Mae Whole Loan (E)
   Series 2003-W5 Class A
   2.043% due 04/25/33                                  1,487           1,488
   Series 2003-W9 Class A
   2.053% due 06/25/33                                  2,135           2,134
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2003-H010 Class A1
   1.582% due 09/15/08                                    713             704
   Series 2004-H017 Class A1
   2.614% due 07/15/11                                  2,233           2,231
Freddie Mac
   7.000% due 2008                                         42              45
   8.000% due 2008                                          8               9
   8.500% due 2008                                          2               2

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   8.000% due 2009                                         12              13
   7.000% due 2010                                         19              20
   8.000% due 2010                                          3               3
   6.000% due 2011                                        595             627
   7.000% due 2011                                          8               9
   8.000% due 2011                                         35              37
   6.000% due 2012                                          8               9
   8.000% due 2012                                         20              21
   7.000% due 2014                                        136             144
   12.000% due 2014                                        20              22
   12.000% due 2015                                         3               4
   6.000% due 2016                                         19              20
   9.000% due 2016                                         76              84
   12.500% due 2016                                         1               1
   6.000% due 2017                                        633             665
   8.000% due 2017                                         37              41
   4.500% due 2018                                      2,507           2,521
   5.000% due 2018                                        747             763
   4.500% due 2019                                        900             904
   5.500% due 2019                                      5,057           5,240
   9.000% due 2024                                          5               6
   6.500% due 2025                                         13              13
   8.500% due 2025                                         42              46
   9.000% due 2025                                         11              13
   9.000% due 2026                                          1               2
   8.500% due 2027                                        191             210
   6.500% due 2028                                        114             121
   6.500% due 2029                                        324             341
   6.500% due 2031                                      3,604           3,794
   7.500% due 2031                                        123             132
   7.000% due 2032                                      1,575           1,672
   5.000% due 2033                                      3,173           3,173
   4.500% due 2034                                        230             223
   5.000% due 2034                                     11,796          11,775
   5.500% due 2034                                      2,388           2,435
   6.000% due 2034                                      1,060           1,098
   Series 1991-1053 Class G
   7.000% due 03/15/21                                    100             100
   Series 2002-2504 Class L
   5.500% due 03/15/15                                      4               4
   Series 2003-2626 Class BK
   4.000% due 02/15/18                                  2,495           2,487
   Series 2003-2632 Class IA
   Interest only
   5.000% due 06/15/22                                  2,175             171
   Series 2003-2634 Class IO
   Interest only
   5.000% due 10/15/27                                  1,624             187

                                                      Diversified Bond Fund  117

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-2644 Class IC
   Interest only
   5.000% due 05/15/22                                  1,730             203
   Series 2004-2777 Class KA
   4.500% due 08/15/29                                  2,078           2,097
Freddie Mac (E)
   7.827% due 2030                                         12              12
Freddie Mac
   30 Year Gold TBA (I)
   5.000%                                               6,110           6,091
   5.500%                                              27,925          28,440
   6.000%                                              13,330          13,801
   6.500%                                               1,985           2,085
Ginnie Mae I
   30 Year TBA (I)
   5.000%                                               1,190           1,193
   5.500%                                               2,965           3,033
   6.000%                                               4,435           4,610
   8.000% due 2007                                          1               1
   6.500% due 2008                                         23              25
   6.500% due 2009                                        263             279
   7.000% due 2011                                          2               3
   8.000% due 2016                                          1               1
   9.500% due 2016                                         13              15
   8.000% due 2017                                         10              12
   10.500% due 2020                                        16              19
   8.000% due 2022                                         46              50
   8.500% due 2022                                         19              21
   7.500% due 2025                                         29              31
   8.000% due 2025                                         83              90
   9.000% due 2025                                        424             477
   7.000% due 2029                                         14              15
   7.500% due 2029                                        106             114
   8.500% due 2029                                         11              12
   7.500% due 2030                                        419             452
   8.000% due 2030                                        999           1,090
   8.500% due 2030                                         62              68
   7.000% due 2031                                        974           1,040
   7.500% due 2031                                         36              39
   8.000% due 2031                                          9              10
   6.500% due 2032                                        465             493
   7.000% due 2032                                      1,272           1,358
   7.500% due 2032                                        304             328
   8.000% due 2032                                         43              47
   5.000% due 2033                                      4,825           4,853
   5.500% due 2033                                      6,550           6,716
   6.000% due 2034                                      3,061           3,159

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ginnie Mae II
   30 Year TBA (I)
   5.500%                                                 340             347
   5.500% due 2034                                      2,855           2,920
Ginnie Mae II (E)
   3.375% due 2023                                        409             416
   4.625% due 2023                                        518             523
   3.375% due 2024                                        290             295
GMAC Commercial Mortgage Securities, Inc.
   Series 1999-C2 Class A1
   6.570% due 09/15/33                                    346             354
   Series 2003-C3 Class A4
   5.023% due 04/10/40                                    270             278
GMAC Mortgage Corp. Loan Trust (E)
   Series 2003-AR1 Class A1
   1.971% due 10/19/33                                    283             283
   Series 2003-AR2 Class 2A1
   2.001% due 12/19/33                                    886             885
Government National Mortgage Association
   Series 1998-23 Class ZA
   3.261% due 12/16/16                                    187             188
   Series 2002-61 Class BA
   4.648% due 03/16/26                                  1,040           1,067
   6.500% due 09/20/28                                  5,516           5,762
   Series 2002-61 Class A
   Series 2004-20 Class C
   4.430% due 04/16/34                                  1,765           1,757
Greenwich Capital Commercial Funding Corp.
   Series 2004-GG1 Class A7
   5.317% due 06/10/36                                  1,560           1,636
GS Mortgage Securities Corp. II
   Series 1998-C1 Class A2
   6.620% due 10/18/30                                  1,575           1,725
   Series 2004-GG2 Class A6
   5.396% due 08/10/38                                  1,550           1,631
IndyMac Loan Trust (E)(p)
   Series 2003-L1 Class A1
   2.313% due 11/25/08                                    893             893
   Series 2004-L1 Class A1
   2.213% due 07/25/09                                  1,280           1,280
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2004-CB9 Class A3
   5.150% due 06/12/41                                  2,080           2,168
   Series 2004-LN2 Class A1
   4.475% due 07/15/41                                    925             940

 118  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust
   Series 2001-C3 Class A1
   6.058% due 06/15/20                                    441             471
Mach One Trust Commercial Mortgage-Backed (p)
   Series 2004-1A Class A3
   5.220% due 05/28/40                                  1,480           1,535
Merrill Lynch Mortgage Trust
   Series 2004-MKB1 Class A2
   4.353% due 02/12/42                                    880             898
Morgan Stanley Capital I
   Series 2004-HQ3 Class A2
   4.050% due 01/13/41                                    905             908
   Series 2004-IQ7 Class A4
   5.435% due 06/15/38                                  1,650           1,749
Morgan Stanley Capital I (p)
   Series 2004-RR2 Class A2
   5.450% due 10/28/33                                  1,475           1,554
Morgan Stanley Dean Witter Capital I
   Series 2001-TOP3 Class A3
   6.200% due 07/15/33                                    790             854
Mortgage Capital Funding, Inc.
   Series 1998-MC2 Class A2
   6.423% due 06/18/30                                  1,943           2,097
Nationslink Funding Corp.
   Series 1999-SL Class A4
   6.654% due 11/10/30                                    376             387
Nomura Asset Acceptance Corp.
   Series 2004-AP3 Class A3                             1,105           1,105
Prime Mortgage Trust (E)
   Series 2004-CL1 Class 1A2
   2.333% due 02/25/34                                    224             224
   Series 2004-CL1 Class 2A2
   2.333% due 02/25/19                                     59              59
SACO I, Inc. (E)(p)
   Series 2004-2 Class A2
   2.150% due 07/25/19                                  1,200           1,200
Small Business Administration
   Series 1999-P10B Class 1
   7.540% due 08/10/09                                  1,217           1,350
   Series 2000-10B Class 1
   7.452% due 09/01/10                                  3,194           3,548
Structured Asset Securities Corp. (E)
   Series 2002-HF1 Class A
   2.223% due 01/25/33                                     52              52
                                                                 ------------
                                                                      473,028
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Municipal Bonds - 0.2%
Badger TOB Asset Securitization Corp. Revenue
   Bonds
   6.375% due 06/01/32                                    700             655
Commonwealth of Massachusetts General
   Obligation, Ltd.
   5.750% due 08/01/11                                    400             464
County of Jefferson Alabama Revenue Bonds (ae)
   5.000% due 02/01/41                                    100             112
Energy Northwest Revenue Bonds
   5.500% due 07/01/13                                    200             229
   5.500% due 07/01/14                                    100             115
Golden State Tobacco Securitization Corp.
   Revenue Bonds
   5.000% due 06/01/21                                    830             832
New York City Municipal Water Finance Authority
   Revenue Bonds
   5.000% due 06/15/34                                    100             102
University of Texas Revenue Bonds
   5.000% due 08/15/33                                    100             102
                                                                 ------------
                                                                        2,611
                                                                 ------------

United States Government Agencies - 7.2%
Fannie Mae
   4.250% due 07/15/07                                  1,960           2,019
   zero coupon due 07/05/14                             3,415           2,165
   6.210% due 08/06/38                                    320             366
Fannie Mae (N)
   6.625% due 10/15/07                                  3,405           3,744
   6.000% due 05/15/08                                  1,360           1,483
   2.500% due 06/15/08                                  6,075           5,919
   5.250% due 01/15/09                                  3,030           3,239
   4.250% due 05/15/09                                  5,340           5,497
   7.250% due 01/15/10                                  1,175           1,369
   5.500% due 03/15/11                                    615             667
   4.375% due 03/15/13                                  1,125           1,130
   4.625% due 10/15/13                                  2,935           2,985
   7.250% due 05/15/30                                    695             886
   6.625% due 11/15/30                                  1,965           2,333
Federal Home Loan Bank System
   2.500% due 02/24/06                                  1,020           1,019
   2.500% due 03/13/06                                  7,955           7,947
Federal Home Loan Bank System (N)
   2.625% due 10/16/06                                  3,985           3,973
   5.375% due 02/15/07                                  2,020           2,128
   5.250% due 06/18/14                                  1,350           1,439

                                                      Diversified Bond Fund  119

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Financing Corp. Principal Only STRIP
   0.000% due 05/11/18                                     90              45
   0.000% due 12/06/18                                    155              75
   0.000% due 04/05/19                                    875             416
   0.000% due 09/26/19                                    585             270
Freddie Mac
   5.125% due 07/15/12                                    559             592
   4.875% due 11/15/13                                  1,430           1,479
Freddie Mac (N)
   5.500% due 07/15/06                                  9,145           9,569
   4.875% due 03/15/07                                  7,505           7,844
   3.500% due 09/15/07                                  2,620           2,654
   3.625% due 09/15/08                                  1,115           1,127
   5.750% due 03/15/09                                  5,300           5,786
   4.250% due 07/15/09                                  3,485           3,585
   7.000% due 03/15/10                                  2,425           2,803
   5.750% due 01/15/12                                  5,185           5,705
   4.500% due 01/15/13                                  1,330           1,349
   4.500% due 07/15/13                                    255             258
   6.750% due 03/15/31                                  1,060           1,284
                                                                 ------------
                                                                       95,149
                                                                 ------------
United States Government Treasuries - 20.3%
United States Treasury Inflation Indexed Bonds
   0.875% due 04/15/10                                  6,502           6,486
   3.000% due 07/15/12                                  2,002           2,242
   1.875% due 07/15/13                                    206             212
United States Treasury Inflation Indexed Bonds
   (N)
   3.875% due 01/15/09                                  6,355           7,210
   4.250% due 01/15/10                                    451             528
   3.500% due 01/15/11                                    218             249
   2.000% due 07/15/14                                  6,057           6,266
United States Treasury Note
   3.500% due 08/15/09                                  1,020           1,031
   8.875% due 02/15/19                                    400             583
United States Treasury Note (N)
   1.875% due 01/31/06                                  7,040           7,002
   2.250% due 04/30/06                                  2,880           2,874
   4.625% due 05/15/06                                  1,385           1,432
   6.875% due 05/15/06                                 25,100          26,793
   7.000% due 07/15/06                                  4,445           4,780
   2.375% due 08/31/06                                 22,120          22,067
   2.500% due 09/30/06                                  7,200           7,194
   3.125% due 05/15/07                                 17,255          17,430
   6.625% due 05/15/07                                  6,675           7,314
   6.125% due 08/15/07                                  5,990           6,526

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   3.375% due 12/15/08                                 29,870          30,168
   3.250% due 01/15/09                                 11,355          11,404
   6.000% due 08/15/09                                  2,965           3,323
   5.750% due 08/15/10                                  2,000           2,237
   5.000% due 02/15/11                                  6,185           6,679
   5.000% due 08/15/11                                  4,625           4,995
   4.875% due 02/15/12                                  1,900           2,036
   4.000% due 11/15/12                                  1,435           1,451
   4.250% due 08/15/13                                  9,245           9,449
   12.000% due 08/15/13                                   420             553
   4.250% due 11/15/13                                    810             826
   4.750% due 05/15/14                                  3,375           3,569
   13.250% due 05/15/14                                   680             965
   12.500% due 08/15/14                                 1,235           1,733
   9.875% due 11/15/15                                  1,330           1,995
   7.500% due 11/15/16                                  2,720           3,523
   8.750% due 05/15/17                                  2,625           3,731
   8.125% due 08/15/19                                  7,570          10,455
   8.125% due 08/15/21                                  6,000           8,399
   7.125% due 02/15/23                                  7,220           9,303
   6.875% due 08/15/25                                  6,340           8,051
   6.000% due 02/15/26                                  4,255           4,910
   6.125% due 11/15/27                                  4,750           5,584
   6.125% due 08/15/29                                  1,880           2,220
United States Treasury STRIP Principal Only (N)
   0.000% due 11/15/21                                  4,835           2,067
                                                                 ------------
                                                                      267,845
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $1,219,644)                                                   1,239,841
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
-----------------------------------------------------------------------------

OPTIONS PURCHASED - 0.0%
Euribor Futures
   Dec 2005 93.25 (EUR) Put (15)                        4,473              --
Eurodollar Futures
   Mar 2005 94.75 Put (270)                            63,956               2
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $3)                                                                   2
                                                                 ------------


 120  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
PREFERRED STOCKS - 0.1%
Financial Services - 0.1%
Centaur Funding Corp. (p)                             390,000             511
DG Funding Trust (p)                                    1,031           1,107
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $1,502)                                                           1,618
                                                                 ------------

SHORT-TERM INVESTMENTS - 21.9%
ABN Amro North America (z)
   1.925% due 01/24/05                                  2,700           2,682
ANZ National, Ltd. Commercial Paper (z)
   2.040% due 01/27/05                                  3,400           3,381
ASB Bank Ltd. (c)(z)
   1.730% due 12/03/04                                  2,300           2,296
ASIF II
   1.200% due 01/26/05                           JPY  210,000           1,989
Barclays US Funding, LLC (c)(z)
   1.750% due 11/15/04                                  1,600           1,599
   1.800% due 12/08/04                                  4,000           3,993
Bundesschatzanweisungen (c)
   3.000% due 12/10/04                           EUR    5,630           7,207
CBA (DE) Finance Discount Note (c)(z)
   1.150% due 12/15/04                                    100             100
Citibank New York Commercial Paper (c)(z)
   1.650% due 11/16/04                                  3,600           3,600
   1.660% due 11/23/04                                    100             100
DaimlerChrysler NA Holding Corp. (N)
   7.400% due 01/20/05                                  1,100           1,112
Danske Corp. Discount Note (z)
   1.765% due 12/09/04 (c)                                100              99
   1.785% due 12/16/04 (c)                                100              99
   2.035% due 02/14/05                                  2,400           2,385
Dexia Delaware (c)(z)
   1.830% due 12/20/04                                  2,200           2,195
DNB Nor Bank ASA (c)(z)
   1.725% due 12/03/04                                  1,800           1,797
   1.830% due 12/15/04                                  1,800           1,796
   1.850% due 12/27/04                                  1,100           1,097
European Investment Bank (c)
   0.875% due 11/08/04                           JPY   24,000             227
Fannie Mae Discount Note (z)
   1.470% due 11/22/04 (c)                                500             500
   1.800% due 11/29/04 (c)                                300             300
   1.720% due 12/08/04 (c)                              1,500           1,497
   1.819% due 12/22/04 (c)                              2,500           2,493
   1.968% due 01/05/05                                  5,100           5,075

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fannie Mae Discount Note (z)
   1.980% due 01/24/05                                  5,100           5,069
Federal Home Loan Bank Discount Note (z)
   1.749% due 12/10/04 (c)                              4,400           4,392
   1.969% due 01/19/05                                  3,200           3,184
Federal Home Loan Bank System
   4.125% due 01/14/05                                    385             387
Ford Motor Credit Co. (z)
   7.500% due 03/15/05                                    800             822
Frank Russell Investment Company Money Market
   Fund                                           164,542,032         164,542
Freddie Mac Discount Note (z)
   1.579% due 11/22/04 (c)                                100             100
   1.919% due 01/04/05                                  1,900           1,893
   1.940% due 01/04/05                                  6,700           6,667
   1.985% due 01/25/05                                  1,100           1,095
General Electric Capital Corp. Discount Note (z)
   1.580% due 11/04/04 (c)                                100             100
   1.590% due 11/05/04 (c)                                100             100
   1.800% due 12/16/04 (c)                              2,300           2,295
   2.040% due 02/04/05                                  3,000           2,984
General Motors Acceptance Corp. (z)
   5.580% due 04/05/05                                  1,400           1,378
HBOS Treasury Services, PLC (z)
   1.625% due 11/02/04 (c)                                100             100
   1.730% due 12/02/04 (c)                              2,200           2,197
   1.780% due 12/04/04 (c)                              2,400           2,395
   1.820% due 12/14/04 (c)                                100             100
   2.050% due 01/24/05                                    800             796
ING US Funding, LLC (c)(z)
   1.730% due 12/01/04                                  1,600           1,598
   1.790% due 12/10/04                                  1,400           1,397
International Bank for Reconstruction &
   Development (c)
   3.000% due 12/20/04                           JPY    6,000              57
Italy Government International Bond (c)
   5.000% due 12/15/04                           JPY   15,000             143
KFW International Finance (c)
   1.000% due 12/20/04                           JPY   81,000             766

                                                      Diversified Bond Fund  121

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
NPF XII, Inc. (E)(p)()
   Series 2002-1A Class A
   2.390% due 05/02/05                                  1,825             128
Residential Asset Mortgage Products, Inc.
   Series 2002-RZ4 Class AIO
   5.750% due 04/25/05                                    708              15
Royal Bank of Scotland (c)(z)
   1.135% due 09/01/04                                  2,000           2,000
Santander Financial Issuances
   6.800% due 07/15/05                                     90              93
Spintab Swedish Mortgage (c)(z)
   1.740% due 12/02/04                                  1,400           1,398
Stadshypotek Del, Inc. (c)(z)
   1.820% due 12/14/04                                  2,800           2,794
Svenska Handlesbanken, Inc. (c)(z)
   1.625% due 11/04/04                                    100             100
   1.730% due 12/02/04                                  3,100           3,095
   1.800% due 12/15/04                                    100             100
Swedbank Forenings (c)(z)
   5.950% due 12/20/04                                  3,300           3,292
Tennessee Valley Authority
   6.375% due 06/15/05                                     20              21
Toyota Motor Credit Corp. (c)
   1.000% due 12/20/04                           JPY   11,000             104
UBS Financial Del, LLC (c)(z)
   1.690% due 11/29/04                                  1,500           1,498
   1.735% due 12/03/04                                  2,100           2,097
   1.765% due 12/07/04                                    700             698
   1.785% due 12/14/04                                  1,000             998
United States Treasury Bill (S)
   1.575% due 12/02/04 (c)(z)                           1,325           1,323
   1.620% due 12/09/04 (c)(z)                             500             499
   1.642% due 12/09/04 (c)(z)                              50              50
   2.160% due 03/31/05                                     50              50
United States Treasury Note (N)
   7.875% due 11/15/04 (c)                             10,245          10,268
   6.750% due 05/15/05                                  2,865           2,935

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wells Fargo Bank NA (c)(z)
   1.850% due 11/22/04                                  3,700           3,700
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $290,614)                                                       289,432
                                                                 ------------

OTHER SECURITIES - 24.2%
Frank Russell Investment Company Money Market
   Fund (x)                                       128,057,892         128,058
State Street Securities Lending Quality Trust
   (x)                                            192,450,165         192,450
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $320,508)                                                       320,508
                                                                 ------------

TOTAL INVESTMENTS - 140.0%
(identified cost $1,832,271)                                        1,851,401

OTHER ASSETS AND LIABILITIES,
NET - (40.0%)                                                         529,131
                                                                 ------------

NET ASSETS - 100.0%                                                 1,322,270
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 122  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
10 Year Interest Rate Swap Futures
   expiration date 12/04 (40)                               4,479                 79
Euribor Futures (UK)
   expiration date 06/05 (12)                               3,746                 23
   expiration date 09/05 (13)                               4,054                 23
   expiration date 12/05 (24)                               7,472                 31
Eurodollar Futures
   expiration date 12/04 (62)                              15,140                 (4)
   expiration date 06/05 (4)                                  973                 --
   expiration date 09/05 (171)                             41,519                 70
   expiration date 12/05 (8)                                1,938                 --

Germany, Federal Republic
   5 Year Bonds
   expiration date 12/04 (21)                               3,017                 26

Germany, Federal Republic
   10 Year Bonds
   expiration date 12/04 (151)                             22,587                283

United States Treasury Bonds
   expiration date 12/04 (100)                             11,384                206

United States Treasury 2 Year Notes
   expiration date 12/04 (206)                             43,624                 94
United States Treasury 5 Year Notes
   expiration date 12/04 (178)                             19,825                134

United States Treasury 10 Year Notes
   expiration date 12/04 (386)                             43,835                479

Short Positions
United States Treasury 10 Year Notes
   expiration date 12/04 (13)                               1,476                (23)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                      1,421
                                                                     ===============

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Euribor Futures
   Dec 2004 97.00 (EUR) Put (6)                             1,861                 --

United States Treasury Notes
   Dec 2004 114.00 Call (123)                              14,022                (69)
   Dec 2004 110.00 Put (84)                                 9,240                 (5)
   Dec 2004 111.00 Put (27)                                 2,997                 (3)
                                                                     ---------------

Total Liability for Options Written (premiums
   received $149)                                                                (77)
                                                                     ===============

FOREIGN CURRENCY EXCHANGE CONTRACTS
--------------------------------------------------------------------------
                                                              UNREALIZED
                                                             APPRECIATION
      AMOUNT                 AMOUNT           SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT              DATE             $
-------------------   ---------------------   -----------   --------------
USD             126      EUR            100    11/02/04                 1
USD           1,675      EUR          1,310    12/10/04                --
USD           2,020      EUR          1,600    12/10/04                27
EUR             368      USD            463    12/09/04                (7)
EUR           4,300      USD          5,205    12/10/04              (296)
                                                             ------------

                                                                     (275)
                                                             ============

  See accompanying notes which are an integral part of the financial statements.

                                                      Diversified Bond Fund  123

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands

INTEREST RATE SWAPS
-------------------------------------------------------------------------------------------------------------------------------
                                     NOTIONAL                                                                       MARKET
           COUNTER                    AMOUNT                                                   TERMINATION          VALUE
            PARTY                       $           FUND RECEIVES          FUND PAYS               DATE               $
------------------------------   ----------------   -------------   -----------------------   --------------   ----------------
Barclay's                        USD  2,900             4.000%      Three Month LIBOR            12/15/06                    57

Lehman Brothers                  USD  3,400             6.000%      Three Month LIBOR            12/15/24                  (393)
                                                                                                               ----------------

Total Market Value of Interest Rate Swaps
   premiums paid (received) - ($182)                                                                                       (336)
                                                                                                               ================

See accompanying notes which are an integral part of the financial statements.

 124  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands

                                                       % OF
                                                        NET
PORTFOLIO SUMMARY (UNAUDITED)                         ASSETS
-----------------------------------------------------------------
Asset-Backed Securities                                       9.9
Corporate Bonds and Notes                                    15.5
International Debt                                            4.9
Mortgage-Backed Securities                                   35.8
Municipal Bonds                                               0.2
United States Government Agencies                             7.2
United States Government Treasuries                          20.3
Options Purchased                                              --*
Preferred Stocks                                              0.1
Short-Term Investments                                       21.9
Other Securities                                             24.2
                                                  ---------------
Total Investments                                           140.0
Other Assets and Liabilities                                (40.0)
                                                  ---------------

Net Assets                                                  100.0
                                                  ===============

Futures Contracts                                             0.1
Options Written                                                --*
Interest Rate Swap Contracts                                   --*

* Less than .05%

  See accompanying notes which are an integral part of the financial statements.

                                                      Diversified Bond Fund  125

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
(GRAPHIC)

                                                                MULTISTRATEGY BOND - CLASS S             LB AGGREGATE **
                                                                ----------------------------             ---------------
Inception*                                                                 10000                              10000
1995                                                                       11414                              11565
1996                                                                       12225                              12241
1997                                                                       13339                              13330
1998                                                                       14218                              14574
1999                                                                       14408                              14652
2000                                                                       15282                              15721
2001                                                                       17219                              18010
2002                                                                       17859                              19070
2003                                                                       19376                              20006
2004                                                                       20477                              21112

Multistrategy Bond Fund - Class S
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,568               5.68%
5 Years                $      14,213               7.28%S
10 Years               $      20,477               7.42%S

Multistrategy Bond Fund - Class E ++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,543               5.43%
5 Years                $      14,037               7.01%S
10 Years               $      20,146               7.25%S

Multistrategy Bond Fund - Class C ++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,466               4.66%
5 Years                $      13,534               6.23%S
10 Years               $      19,319               6.80%S

Lehman Brothers Aggregate Bond Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,553               5.53%
5 Years                $      14,410               7.58%S
10 Years               $      21,112               7.76%S

 126  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

Investment Objective until 12/01/04: Seeks to provide current income and capital appreciation.

Investment Objective effective 12/01/04: Seeks to provide current income and, as a secondary objective, capital appreciation.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDING OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2004, the Multistrategy Bond Fund Class S, Class E and Class C gained 5.68%, 5.43% and 4.66%, respectively. This compared to the Lehman Brothers Aggregate Bond Index, which gained 5.53% during the same period. Class S, Class E and Class C performance is net of operating expenses of 0.89%, 1.14% and 1.89%, respectively. Index returns are unmanaged and do not include expenses of any kind.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MANAGERS.

The Fund derived much of its performance by maintaining fixed income portfolios tactically weighted toward riskier sectors of the fixed income markets, including high yield and emerging market debt. The high yield debt markets, as measured by the Lehman Brothers High Yield Index, increased 12.30% during the Fund's fiscal year. Emerging market debt had similar results with the Lehman Brothers Emerging Markets Index returning 13.0% while the overall broad market as measured by the Lehman Brothers US Aggregate Index returned 5.53% over the same period. Although investment in emerging markets debt is not a principal strategy of the Fund and the allocation to emerging markets debt was very small, emerging markets debt significantly outperformed the broader fixed income market and the Fund's investment in emerging markets debt contributed positively to performance for the year. At the beginning of the year, 9.10% of the Fund's portfolio was invested in high yield debt, which includes both corporate bonds and bonds issued by governments in emerging markets. The Fund's money managers took profits in this portion of the Fund's portfolio and, at the end of the Fund's fiscal year, the Fund's allocation to high yield debt fell to 5.10% of the portfolio. The Fund's exposure to the high yield and emerging markets sectors of the fixed income markets benefited from decreased defaults created by economic growth helping companies better service their debt burdens.

Investment in short duration fixed income securities decreased the Fund's total return. Certain of the Fund's money managers executed a relatively shorter duration trading strategy with the expectation that interest rates of all maturities would rise during 2004. While Treasury interest rates rose with respect to fixed income investments with maturities of five years or less, the opportunity costs attributable to the difference in yields during the time that money managers favored a shorter duration strategy and yields that the Fund might have earned under other possible trading strategies more than offset the yield achieved using the shorter duration strategy.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THEY ARE POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

As a rule, investors were rewarded for owning riskier securities over the last 12 months. During the Fund's fiscal year ended October 31, 2004, investors bid-up prices on high yield, investment grade corporate, and emerging market debt securities. As the gains in the Fund's high yield, corporate and emerging market debt portfolios increased, the Fund's money managers considered the possibility of a market sell-off in these fixed income markets. As a result of very little yield compensation given for holding riskier sectors, the Fund's money managers reduced the Fund's portfolio weighting in these fixed income markets by either taking profits in the Fund's high yield, corporate and emerging market debt portfolios, or moving to higher quality fixed income instruments that are less susceptible to a sell-off.

As investors would expect, interest rates impacted the fixed income markets during 2004. The interest rate environment was quite volatile. Although the five-year U.S. Treasury Note started and ended at close to the same level, 3.30% and 3.28%, respectively, five-year bond yields ranged from 2.6% to 4.1%. As rates fell to new lows of 2.54% on the five-year Treasury, the Fund's money managers moved more defensively in March by selling longer bonds which are more sensitive to rising rates. This positioned the Fund's money managers to benefit from the rise in interest rates in April as measured by five-year yields moving up to over 4% in June. Despite this strategy, the overall defensiveness of the portfolio detracted slightly from results due to the fact that throughout the year managers were generally defensive in their interest rate positioning. As the year ended, the Fund's money managers continued to hold a defensive portfolio with respect to interest rates, with duration of 4.1 years, slightly below the 4.2 year duration of the Lehman Brothers U.S. Aggregate Index.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MANAGER LINE-UP?

On March 1, 2004, the Fund's investment objective was changed and its investment objective was reclassified from "fundamental" to "non-fundamental." A non-fundamental investment objective may be changed by the Fund's Board of Trustees without shareholder approval. The Fund's investment objective prior to March 1, 2004 was to provide maximum total return primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios. As noted above, the

                                                    Multistrategy Bond Fund  127

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

Fund's investment objective was changed again effective December 1, 2004. Neither of these changes to the investment objective affects materially the manner in which the Fund is managed.

The Fund did not hire any new money managers during the fiscal year ended October 31, 2004. However, one of its money managers, Timessquare Capital Management, Inc. ("Timessquare"), underwent an internal organizational change that resulted in its parent company exiting the institutional asset management business. Timessquare's fixed income managers moved to Bear Stearns Asset Management Inc. ("Bear Stearns") as a result of its purchase of Timessquare. There is no impact on the fund, and the allocation to this manager remains the same.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE MULTI-MANAGER FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

All four of the Fund's money managers, Bear Stearns, Delaware, PIMCO and Morgan Stanley performed well during the Fund's fiscal year. Delaware was the top performer over the last year, due to its management of a large portion of the Fund's high yield and emerging market debt allocation. Delaware also added value through its security selection process which utilizes a team of experienced traders and analysts. Bear Stearns also performed well. It had the second-highest exposure to the high yield and emerging market fixed income markets, but their contribution to the Fund's total return was dampened by their defensive positioning of their portion of the Fund's portfolio with respect to interest rates. Despite being relatively neutral or underweight to most of the investment grade and riskier fixed income markets, PIMCO made solid contributions to the Fund's total return. PIMCO's macro views led them to take positions in non-US dollar denominated bonds and a slight allocation to Treasury Inflation Protected Securities. Morgan Stanley added value through security selection in both agency mortgages and longer maturity corporate debt.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR BOND SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

With high yield bonds producing double the results of the overall market, managers were aided by holding positions in high yield debt. The Fund, relative to its Lipper peer group, does not hold as much below-investment grade securities, so results suffered relative to peers over this fiscal year.

Money Managers as of October 31, 2004     Styles


Bear Stearns Asset Management Inc.        Sector Rotation
Delaware Management Company, a series
   of Delaware Management Business
   Trust                                  Sector Rotation
Morgan Stanley Investment Management
   Inc.                                   Fully Discretionary
Pacific Investment Management Company
   LLC                                    Fully Discretionary

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of Frank Russell Investment Management Company (FRIMCo), or any other person in FRIMCo or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and FRIMCo disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for a Frank Russell Investment Company (FRIC) Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any FRIC Fund.

                              --------------------

*     Multistrategy Bond Fund Class S assumes initial investment on November 1,
      1994.

** Lehman Brothers Aggregate Bond Index is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

++ Multistrategy Bond Fund Class S performance has been linked with Class E to provide historical perspective. For the period September 11, 1998 (commencement of sale) through the current period, Class E paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++ Multistrategy Bond Fund Class S and Class E performance has been linked with Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

sec.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 128  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SHAREHOLDER EXPENSE EXAMPLE -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS ANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
--------------------------    --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,012.25      $     1,015.35
Expenses Paid During
Period*                       $         9.71      $         9.73

* Expenses are equal to the Fund's annualized expense ratio of 1.92%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
--------------------------    --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,016.62      $     1,019.27
Expenses Paid During
Period*                       $         5.78      $         5.79

* Expenses are equal to the Fund's annualized expense ratio of 1.14%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                   PERFORMANCE
                                  ACTUAL        (5% RETURN BEFORE
CLASS S                        PERFORMANCE          EXPENSES)
--------------------------    --------------    -----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,018.06      $     1,020.48
Expenses Paid During
Period*                       $         4.57      $         4.57

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                    Multistrategy Bond Fund  129

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 78.3%
Asset-Backed Securities - 6.8%
ABSC NIMs Trust
   Series 2004-HE1 Class A
   7.000% due 01/17/34                                    305             305
Alliance Capital Funding LLC (p)
   Series 1998-1 Class A3
   5.840% due 02/15/10                                    121             129
American Airlines, Inc.
   6.817% due 05/23/11                                    345             308
   7.858% due 10/01/11                                    635             643
American Express Credit Account Master Trust
   Series 2004-3 Class A
   4.350% due 12/15/11                                    590             607
American Express Credit Account Master Trust (E)
   Series 2002-3 Class A
   1.980% due 12/15/09                                  1,800           1,804
AmeriCredit Automobile Receivables Trust
   Series 2001-C Class A4
   5.010% due 07/14/08                                    836             851
Ameriquest Mortgage Securities, Inc.
   Series 2003-5 Class A2
   2.430% due 07/25/33                                     33              33
Ares Leveraged Investment Fund, LP (E)(p)
   6.755% due 10/31/05                                    930             930
Asset Backed Funding Certificates (E)
   Series 2004-HE1 Class A1
   2.063% due 06/25/22                                    861             861
   Series 2004-OPT5 Class A2
   2.057% due 09/25/34                                    850             850
Bear Stearns Asset Backed Securities, Inc. (E)
   Series 2004-BO1 Class 1A1
   2.140% due 09/25/34                                  1,300           1,300
Capital Auto Receivables Asset Trust
   Series 2003-2 Class A3A
   1.440% due 02/15/07                                  1,169           1,162
Capital Auto Receivables Asset Trust (E)
   Series 2003-3 Class A3B
   1.950% due 01/15/08                                  1,000           1,001
Capital One Master Trust
   Series 2002-4A Class A
   4.900% due 03/15/10                                    765             799

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Capital One Multi-Asset Execution Trust
   Series 2003-C2 Class C2
   4.320% due 04/15/09                                    205             209
Cendant Timeshare Receivables Funding LLC (p)
   Series 2004-1A Class A1
   3.670% due 05/20/16                                    453             453
Centex Home Equity
   Series 2004-B Class AF1
   1.833% due 09/25/19                                    737             733
   Series 2004-C Class AF1
   2.820% due 01/25/19                                    789             789
Centex Home Equity Co. LLC (E)
   Series 2004-2 Class A1
   2.128% due 10/25/34                                  1,100           1,100
Chancellor/Triton CBO, Ltd. (p)
   Series 1998-1A Class A1
   6.710% due 08/05/10                                    496             496
Chase Funding Net Interest Margin (p)
   Series 2003-6A Class NOTE
   5.000% due 01/27/35                                     93              93
Citibank Credit Card Issuance Trust
   Series 2000-A3 Class A3
   6.875% due 11/16/09                                    900             993
   Series 2001-A8 Class A8
   4.100% due 12/07/06                                  1,500           1,503
Citibank Credit Card Issuance Trust (E)
   Series 2002-A2 Class A2
   1.741% due 02/15/07                                  1,500           1,500
Citifinancial Mortgage Securities, Inc.
   Series 2003-3 Class AF2
   3.082% due 08/25/33                                    360             360
   Series 2003-4 Class AF3
   3.221% due 10/25/33                                    370             370
Conseco Finance (E)
   Series 2000-C Class A
   2.240% due 12/15/29                                    665             665
Continental Airlines, Inc.
   7.033% due 06/15/11                                    462             357
   6.648% due 09/15/17                                    220             207
   6.900% due 01/02/18                                    306             295
   6.545% due 02/02/19                                    101              98
Countrywide Asset-Backed Certificates
   Series 2004-10 Class AF2
   3.323% due 05/25/22                                    920             919
   Series 2004-7 Class AF2
   3.324% due 12/25/23                                  1,310           1,310

 130  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-9 Class AF2
   3.337% due 09/25/23                                    625             625
Countrywide Asset-Backed Certificates (E)
   Series 2000-2 Class AV1
   2.163% due 06/25/31                                     27              27
Countrywide Asset-Backed Certificates (p)
   Series 2004-1NIM Class NOTE
   6.000% due 05/25/34                                    274             275
Delta Air Lines, Inc.
   7.299% due 09/18/06                                    375             225
Equity One ABS, Inc. (E)
   Series 2004-2 Class AF1
   2.043% due 07/25/34                                  2,778           2,778
Fannie Mae Grantor Trust
   Series 2004-T4 Class A3
   4.420% due 08/25/24                                    610             619
FHA 221D4
   7.430% due 07/01/22                                    277             281
GE Capital Credit Card Master Note Trust (E)
   Series 2004-1 Class A
   1.650% due 06/15/10                                    800             800
   Series 2004-2 Class A
   1.899% due 09/15/10                                  1,950           1,951
GE Dealer Floorplan Master Note Trust (E)
   Series 2004-1 Class A
   1.960% due 07/20/08                                  1,050           1,050
GMAC Mortgage Corp. Loan Trust (E)
   Series 2004-HE4 Class A1
   2.068% due 02/25/35                                  1,300           1,300
Golden Tree High Yield Opportunities, LP
   Series 2000-1 Class C1
   9.404% due 10/31/07                                  1,100           1,140
GSAA Trust (p)
   Series 2004-4N Class N
   6.250% due 05/25/34                                    704             703
Harley-Davidson Motorcycle Trust
   Series 2002-2 Class A1
   1.910% due 04/15/07                                     18              18
   Series 2003-1 Class A1
   1.560% due 05/15/07                                    128             128
   Series 2004-2 Class A1
   2.180% due 01/15/09                                  1,349           1,346

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
HFC Home Equity Loan Asset Backed Certificates
   (E)
   Series 2003-1 Class A
   2.260% due 10/20/32                                    978             979
Home Equity Asset Trust (p)
   Series 2003-5N Class A
   7.500% due 01/27/34                                     53              53
Honda Auto Receivables Owner Trust
   Series 2004-2 Class A2
   2.520% due 02/15/07                                  1,500           1,500
Long Beach Mortgage Loan Trust (E)
   Series 2003-1 Class A2
   2.333% due 03/25/33                                    902             903
   Series 2004-A Class A
   2.083% due 02/25/24                                  1,863           1,863
MBNA Master Credit Card Trust USA
   Series 2000-E Class A
   7.800% due 10/15/12                                    600             717
MBNA Master Credit Card Trust USA (E)
   Series 1996-B Class A
   2.130% due 08/15/08                                     45              45
   Series 2000-C Class A
   2.030% due 07/15/07                                  1,600           1,601
Merrill Lynch Mortgage Investors, Inc. (E)
   Series 2004-HE2 Class A2A
   2.110% due 08/25/35                                  1,300           1,300
   Series 2004-WMC5 Class A2B1
   2.140% due 07/25/35                                  1,200           1,200
   Series 2004-WMC5 Class A2B2
   2.310% due 07/25/35                                    810             810
Merrill Lynch Mortgage Investors, Inc. (p)
   Series 2003-WM1N Class N1
   7.000% due 11/25/33                                     40              40
Mid-State Trust
   Series 2003-11 Class A1
   4.864% due 07/15/38                                    194             193
   Series 2004-1 Class A
   6.005% due 08/15/37                                    277             286
Nelnet Student Loan Trust (E)
   Series 2004-4 Class A1
   2.017% due 04/25/11                                  1,200           1,199
New Century Home Equity Loan Trust (E)
   Series 2004-A Class AII1
   2.113% due 08/25/34                                    650             650

                                                    Multistrategy Bond Fund  131

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Power Contract Financing LLC (p)
   5.200% due 02/01/06                                    758             769
   6.256% due 02/01/10                                    450             471
Renaissance Home Equity Loan Trust (E)
   Series 2004-2 Class AF1
   2.133% due 07/25/34                                  3,279           3,280
Residential Asset Mortgage Products, Inc.
   Series 2004-RS10 Class AI2
   3.620% due 07/25/26                                    670             670
   Series 2004-RS4 Class AI3
   4.003% due 01/25/30                                    975             972
   Series 2004-RS6 Class AI3
   4.540% due 08/25/28                                    785             795
   Series 2004-RS7 Class AI3
   4.450% due 07/25/28                                  1,690           1,700
   Series 2004-RS8 Class AI2
   3.810% due 01/25/26                                    780             786
   Series 2004-RS8 Class AI3
   4.230% due 05/25/29                                    505             512
   Series 2004-RZ2 Class AI3
   4.300% due 01/25/31                                    480             484
Residential Asset Mortgage Products, Inc. (E)
   Series 2004-RS8 Class AII1
   2.073% due 05/25/26                                  3,552           3,552
Residential Asset Securities Corp.
   Series 2003-KS11 Class AI3
   3.320% due 02/25/29                                    775             773
   Series 2004-KS8 Class AI2
   3.340% due 10/25/24                                  1,915           1,913
Residential Asset Securities Corp. (E)
   Series 2004-KS9 Class AI1
   2.103% due 07/25/21                                    512             512
Residential Funding Mortgage Securities II (E)
   Series 2004-HI2 Class A1
   2.083% due 02/25/13                                    448             448
Sankaty Market Value CDO (p)
   Series 2001-3 Class B1
   7.379% due 04/30/09                                    480             502
Sears Credit Account Master Trust (E)
   Series 2002-4 Class A
   2.000% due 08/18/09                                  3,900           3,903
   Series 2002-5 Class A
   2.250% due 11/17/09                                  3,600           3,603
Sharp SP I LLC Net Interest Margin Trust (p)
   Series 2004-HE1N Class N
   6.900% due 11/25/33                                    166             167

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sharps Sp I, LLC
   6.850% due 03/01/23                                    307             309
   7.000% due 01/25/34                                    482             482
SLM Student Loan Trust (E)
   Series 1996-2 Class A2
   2.600% due 07/27/09                                    354             356
   Series 1997-2 Class CTFS
   2.720% due 10/25/12                                    900             905
   Series 2002-7 Class A2
   1.920% due 06/17/13                                     46              46
   Series 2004-1 Class A1
   1.700% due 01/26/15                                    853             854
   Series 2004-6 Class A2
   2.140% due 01/25/13                                  1,220           1,221
   Series 2004-9 Class A2
   2.000% due 10/25/12                                  1,950           1,949
Small Business Administration
   7.449% due 08/01/10                                    292             325
Small Business Administration Participation
   Certificates
   7.500% due 04/01/17                                  2,193           2,391
Structured Asset Securities Corp.
   Series 2004-19XS Class A2
   4.370% due 10/25/34                                  1,945           1,932
Tenaska Alabama II Partners, LP (p)
   6.125% due 03/30/23                                    493             519
TXU Electric Delivery Transition Bond Co.
   Series 2004-1 Class A2
   4.810% due 11/17/14                                    300             309
USAA Auto Owner Trust
   Series 2004-2 Class A2
   2.410% due 02/15/07                                    600             600
Wachovia Auto Owner Trust
   Series 2004-B Class A2
   2.400% due 05/21/07                                  1,100           1,099
Wells Fargo Financial Auto Owner Trust
   Series 2004-A Class A2
   1.470% due 03/15/07                                  1,100           1,096
Wells Fargo Home Equity Trust (E)
   Series 2004-2 Class A31
   2.093% due 06/25/19                                    394             394
World Financial Properties (p)
   6.910% due 09/01/13                                    547             613

 132  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   6.950% due 09/01/13                                    217             244
World Omni Auto Receivables Trust
   Series 2004-A Class A2
   2.580% due 07/12/07                                  1,100           1,101
                                                                 ------------
                                                                       93,195
                                                                 ------------

Corporate Bonds and Notes - 14.8%
Aetna, Inc.
   7.875% due 03/01/11                                    595             690
AIG SunAmerica Global
   Financing VI (p)(N)
   6.300% due 05/10/11                                    950           1,048
Albertson's, Inc.
   7.500% due 02/15/11                                    215             251
Altria Group, Inc.
   7.750% due 01/15/27                                    180             192
Altria Group, Inc. (N)
   7.000% due 11/04/13                                    285             300
Amerada Hess Corp.
   7.875% due 10/01/29                                    430             513
   7.300% due 08/15/31                                    385             433
American Electric Power Co., Inc. (N)
   Series C
   5.375% due 03/15/10                                    100             106
American General Finance Corp.
   Series MTNI
   4.625% due 05/19/09                                    220             226
American RE Corp.
   Series B
   7.450% due 12/15/26                                  1,155           1,255
Ametek, Inc.
   7.200% due 07/15/08                                    845             930
Anthem Insurance Cos., Inc. (p)
   9.125% due 04/01/10                                    290             355
Appalachian Power Co.
   Series H
   5.950% due 05/15/33                                     80              80
Arizona Public Service Co.
   5.800% due 06/30/14                                    365             388
AT&T Corp.
   (Step Up, 11/15/04, 9.75%)
   8.750% due 11/15/31                                    630             729
AT&T Corp.
   (Step Up, 11/15/04, 9.05%) (N)
   8.050% due 11/15/11                                    730             837
AT&T Wireless Services, Inc.
   7.875% due 03/01/11                                    100             119
   8.750% due 03/01/31                                  1,215           1,631

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Autonation, Inc.
   9.000% due 08/01/08                                    120             138
Avista Capital Trust III
   6.500% due 04/01/34                                    980             998
Avista Corp.
   7.750% due 01/01/07                                     55              60
   9.750% due 06/01/08                                    610             720
AXA Financial, Inc.
   6.500% due 04/01/08                                    120             132
BAE Systems Holdings, Inc. (p)
   6.400% due 12/15/11                                  1,875           2,102
Bank of America Corp.
   7.800% due 02/15/10                                    365             430
BankBoston Corp. (N)
   Series B
   8.250% due 12/15/26                                    280             314
Bear Stearns Cos., Inc. (The) (N)
   4.650% due 07/02/18                                    680             641
BellSouth Corp.
   4.200% due 09/15/09                                    880             888
Boeing Capital Corp. (N)
   6.100% due 03/01/11                                    315             346
Bowater, Inc. (N)
   6.500% due 06/15/13                                  1,225           1,228
Boyd Gaming Corp.
   9.250% due 08/01/09                                    349             380
Buckeye Partners, LP
   5.300% due 10/15/14                                    500             509
Burlington Northern Santa Fe Corp.
   6.875% due 12/01/27                                     55              62
   6.750% due 03/15/29                                    110             122
Campbell Soup Co.
   5.875% due 10/01/08                                    430             465
Caremark Rx, Inc.
   7.375% due 10/01/06                                    390             418
Carlyle High Yield Partners (p)
   8.740% due 05/31/07                                    850             850
Caterpillar Financial Services Corp. (E)
   Series MTNF
   1.800% due 08/20/07                                    470             470
CenterPoint Energy Houston Electric LLC (N)
   Series J2
   5.700% due 03/15/13                                    300             321
CenterPoint Energy Resources Corp.
   7.750% due 02/15/11                                    190             222
   Series B
   7.875% due 04/01/13                                    875           1,046

                                                    Multistrategy Bond Fund  133

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Cincinnati Gas & Electric
   5.700% due 09/15/12                                    210             224
   Series B
   5.375% due 06/15/33                                     50              46
Cincinnati Gas & Electric (N)
   Series A
   5.400% due 06/15/33                                     65              61
CIT Group, Inc.
   5.750% due 09/25/07                                    345             367
CIT Group, Inc. (N)
   6.875% due 11/01/09                                    140             158
Citicorp (N)
   Series MTNF
   6.375% due 11/15/08                                    265             292
Citigroup, Inc.
   3.500% due 02/01/08                                  3,110           3,124
   6.000% due 02/21/12                                    305             338
   5.625% due 08/27/12                                    210             226
   5.875% due 02/22/33                                  1,190           1,206
Citigroup, Inc. (p)
   5.000% due 09/15/14                                    785             796
Citizens Communications Co.
   8.500% due 05/15/06                                    525             564
   7.600% due 06/01/06                                    155             164
Citizens Communications Co. (N)
   9.250% due 05/15/11                                    485             558
Clear Channel Communications, Inc.
   7.650% due 09/15/10                                    205             234
Columbus Southern Power Co.
   Series C
   5.500% due 03/01/13                                    315             332
   Series D
   6.600% due 03/01/33                                    130             144
Comcast Cable Communications
   6.750% due 01/30/11                                    295             331
Comcast Cable Communications (N)
   8.375% due 05/01/07                                    705             789
Comcast Corp. (N)
   5.850% due 01/15/10                                    190             204
Consolidated Natural Gas Co.
   Series A
   5.000% due 03/01/14                                    105             106
   Series C
   6.250% due 11/01/11                                    155             171

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Consumers Energy Co.
   Series B
   5.375% due 04/15/13                                     95              98
   Series F
   4.000% due 05/15/10                                     85              84
   Series H
   4.800% due 02/17/09                                    185             191
Continental Airlines, Inc. (N)
   Series 01-1
   6.503% due 06/15/11                                    370             347
Corrections Corp. of America
   7.500% due 05/01/11                                    790             854
Countrywide Home Loans, Inc.
   3.250% due 05/21/08                                    520             511
   Series MTNK
   5.500% due 02/01/07                                    135             141
Credit Suisse First Boston USA, Inc.
   4.625% due 01/15/08                                    200             207
   6.125% due 11/15/11                                    390             428
   5.500% due 08/15/13                                    230             241
CSC Holdings, Inc. (N)
   10.500% due 05/15/16                                   520             594
CSX Corp.
   2.750% due 02/15/06                                    170             170
   9.000% due 08/15/06                                    175             192
DaimlerChrysler NA Holding Corp.
   7.300% due 01/15/12                                    155             178
   8.500% due 01/18/31                                    165             204
Delta Air Lines, Inc. (N)
   Series 00-1
   7.779% due 11/18/05                                    390             293
Detroit Edison Co.
   6.125% due 10/01/10                                    305             336
   6.350% due 10/15/32                                    275             300
Developers Diversified Realty Corp.
   4.625% due 08/01/10                                    475             476
Devon Financing Corp. ULC
   6.875% due 09/30/11                                    420             481
Dominion Resources, Inc.
   Series A
   7.195% due 09/15/14                                    500             580
   Series B
   6.250% due 06/30/12                                    120             132
DPL, Inc.
   8.250% due 03/01/07                                    395             432
Dresdner Funding Trust I (p)
   8.151% due 06/30/31                                    755             922
Duke Capital LLC
   4.302% due 05/18/06                                    320             326

 134  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Duke Energy Field Services LLC (N)
   5.750% due 11/15/06                                     80              84
   6.875% due 02/01/11                                     60              68
E*Trade Financial Corp. (p)
   8.000% due 06/15/11                                    265             280
Echostar DBS Corp.
   6.375% due 10/01/11                                    355             368
El Paso Corp.
   6.950% due 12/15/07                                  2,600           2,672
El Paso Natural Gas Co.
   Series A
   7.625% due 08/01/10                                    225             243
Electronic Data Systems Corp. (N)
   7.125% due 10/15/09                                    150             163
   Series B
   6.500% due 08/01/13                                    125             128
Eli Lilly & Co.
   6.770% due 01/01/36                                  1,170           1,386
Entergy Gulf States, Inc.
   3.600% due 06/01/08                                    120             119
Enterprise Products Operating, LP (N)
   7.500% due 02/01/11                                    465             533
Enterprise Products Operating, LP (p)
   4.000% due 10/15/07                                    660             665
   4.625% due 10/15/09                                    550             556
EOP Operating, LP
   4.750% due 03/15/14                                     70              68
   7.500% due 04/19/29                                    297             338
Erac USA Finance Co. (p)
   7.350% due 06/15/08                                    560             628
Exelon Corp.
   6.750% due 05/01/11                                    215             242
Exelon Generation Co. LLC
   6.950% due 06/15/11                                    475             541
Farmers Exchange Capital (p)
   7.050% due 07/15/28                                  1,020           1,033
Farmers Insurance Exchange (p)
   6.000% due 08/01/14                                    560             568
   8.625% due 05/01/24                                    875           1,020
Federated Department Stores
   7.000% due 02/15/28                                    235             264
Federated Department Stores
   6.900% due 04/01/29                                    125             139
FedEx Corp.
   2.650% due 04/01/07                                    220             217
   7.600% due 07/01/97                                    225             265
Fifth Third Bank
   7.750% due 08/15/10                                    540             559

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Financing Corp. Fico
   Series 15P
   Zero coupon due 03/07/19                               390             186
FirstEnergy Corp.
   Series B
   6.450% due 11/15/11                                  1,735           1,901
Series C
   7.375% due 11/15/31                                    345             393
Fisher Scientific International (p)
   6.750% due 08/15/14                                    245             262
FMC Corp.
   10.250% due 11/01/09                                    35              41
Ford Motor Co.
   6.375% due 02/01/29                                    260             228
Ford Motor Co. (N)
   7.450% due 07/16/31                                  2,570           2,503
Ford Motor Credit Co.
   5.800% due 01/12/09                                    500             516
   7.375% due 10/28/09                                    160             174
   7.875% due 06/15/10                                  1,175           1,304
   7.375% due 02/01/11                                  1,955           2,121
Ford Motor Credit Co. (N)
   5.625% due 10/01/08                                    830             858
   7.000% due 10/01/13                                    455             481
Freescale Semiconductor, Inc. (p)
   6.875% due 07/15/11                                    380             403
General Electric Capital Corp.
   Series MTNA
   4.250% due 12/01/10                                    395             399
   6.000% due 06/15/12                                    100             110
   6.750% due 03/15/32                                    465             542
General Electric Capital Corp. (N)
   Series MTNA
   4.750% due 09/15/14                                    440             441
General Electric Co.
   5.000% due 02/01/13                                  1,280           1,327
General Motors Acceptance Corp.
   6.125% due 08/28/07                                    540             563
   6.875% due 09/15/11                                  3,895           4,055
   7.000% due 02/01/12                                    275             288
   8.000% due 11/01/31                                    640             662
General Motors Acceptance Corp. (N)
   4.500% due 07/15/06                                    115             117
   7.250% due 03/02/11                                  1,240           1,317
General Motors Corp.
   7.125% due 07/15/13                                    565             586
General Motors Corp. (N)
   8.375% due 07/15/33                                  2,225           2,315

                                                    Multistrategy Bond Fund  135

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Georgia-Pacific Corp.
   8.125% due 05/15/11                                  1,000           1,168
Glencore Funding LLC (p)
   6.000% due 04/15/14                                    300             285
Golden West Financial Corp.
   4.125% due 08/15/07                                    360             369
Goldman Sachs Group, Inc.
   6.875% due 01/15/11                                  1,625           1,849
   6.600% due 01/15/12                                    150             169
   5.250% due 10/15/13                                    170             174
   6.345% due 02/15/34                                  1,560           1,590
Great Atlantic & Pacific Tea Co.
   7.750% due 04/15/07                                    320             301
GTE Corp.
   6.940% due 04/15/28                                    385             424
GTE Hawaiian Telephone Co.
   Series A
   7.000% due 02/01/06                                    630             650
GTE Hawaiian Telephone Co. (N)
   Series B
   7.375% due 09/01/06                                    200             209
Halliburton Co.
   5.500% due 10/15/10                                  1,280           1,353
Harrah's Operating Co., Inc.
   5.500% due 07/01/10                                    295             308
   8.000% due 02/01/11                                    315             370
Hartford Financial Services Group, Inc.
   2.375% due 06/01/06                                     40              39
   7.900% due 06/15/10                                     80              94
HCA, Inc.
   5.250% due 11/06/08                                    270             272
   7.875% due 02/01/11                                     50              55
   6.950% due 05/01/12                                    395             416
   6.250% due 02/15/13                                    890             897
   7.500% due 12/15/23                                    400             396
HCA Inc. (N)
   7.500% due 11/06/33                                    245             245
Health Net, Inc.
   9.875% due 04/15/11                                    455             552
Hertz Corp. (N)
   7.625% due 08/15/07                                     75              81
Hilton Hotels Corp. (N)
   7.625% due 12/01/12                                    630             741
Historic TW, Inc.
   8.180% due 08/15/07                                    435             489
   9.125% due 01/15/13                                    430             551
   8.050% due 01/15/16                                  1,490           1,789
   6.625% due 05/15/29                                     85              90
HJ Heinz Finance Co.
   6.000% due 03/15/12                                    215             237

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
HJ Heinz Finance Co. (N)
   6.750% due 03/15/32                                    250             292
Honeywell International, Inc. (N)
   6.125% due 11/01/11                                    265             293
Hornbeck Offshore Services, Inc.
   10.625% due 08/01/08                                   545             601
Household Finance Corp.
   4.125% due 12/15/08                                    175             178
   5.875% due 02/01/09                                    660             714
   4.750% due 05/15/09                                  1,400           1,453
   8.000% due 07/15/10                                    165             196
   6.375% due 11/27/12                                    625             698
HSBC Bank USA NA
   Series BKNT
   3.875% due 09/15/09                                    855             857
HVB Funding Trust I (p)
   8.741% due 06/30/31                                    730             925
Hyatt Equities LLC (p)
   6.875% due 06/15/07                                    275             294
ICI Wilmington, Inc.
   4.375% due 12/01/08                                    210             212
International Lease Finance Corp.
   6.375% due 03/15/09                                    350             382
International Paper Co.
   5.500% due 01/15/14                                    665             686
Iron Mountain, Inc.
   7.750% due 01/15/15                                    185             200
   6.625% due 01/01/16                                    200             199
ITT Industries, Inc.
   7.400% due 11/15/25                                    455             531
Jabil Circuit, Inc. (N)
   5.875% due 07/15/10                                    290             305
John Hancock Financial Services, Inc.
   5.625% due 12/01/08                                    120             128
John Hancock Global Funding II (p)
   7.900% due 07/02/10                                    440             522
JP Morgan & Co., Inc.
   Series MTNA
   6.000% due 01/15/09                                    495             535
JPMorgan Chase & Co.
   5.350% due 03/01/07                                    160             168
   6.000% due 02/15/09                                    170             184
   7.000% due 11/15/09                                     65              74
   6.750% due 02/01/11                                    235             265
   6.625% due 03/15/12                                     95             107
   5.125% due 09/15/14                                    835             848

 136  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kellogg Co.
   Series B
   6.600% due 04/01/11                                  1,755           1,989
Kennametal, Inc.
   7.200% due 06/15/12                                    380             423
Kerr-McGee Corp.
   5.875% due 09/15/06                                     45              47
   6.875% due 09/15/11                                    220             250
Kerr-McGee Corp. (N)
   7.875% due 09/15/31                                    200             244
KeySpan Corp.
   7.625% due 11/15/10                                    525             623
Kraft Foods, Inc.
   5.250% due 06/01/07                                    170             178
   4.000% due 10/01/08                                  1,125           1,138
   5.625% due 11/01/11                                  3,150           3,356
   6.250% due 06/01/12                                    125             138
Kroger Co. (The)
   8.000% due 09/15/29                                    210             258
Kroger Co. (The) (N)
   7.250% due 06/01/09                                    270             305
Lehman Brothers Holdings, Inc.
   6.625% due 01/18/12                                    745             840
Lenfest Communications, Inc.
   7.625% due 02/15/08                                    100             111
Liberty Media Corp.
   3.500% due 09/25/06                                  2,410           2,412
Liberty Media Corp. (E)
   3.380% due 09/17/06                                    850             860
Lockheed Martin Corp.
   8.200% due 12/01/09                                  1,775           2,116
   8.500% due 12/01/29                                    255             342
Lodgenet Entertainment Corp.
   9.500% due 06/15/13                                    385             421
Lubrizol Corp.
   4.625% due 10/01/09                                    385             389
Lubrizol Corp. (N)
   6.500% due 10/01/34                                    395             398
Manufacturers & Traders Trust Co.
   8.000% due 10/01/10                                    220             265
Marsh & McLennan Cos., Inc.
   5.875% due 08/01/33                                     20              18
Marsh & McLennan Cos., Inc. (N)
   5.375% due 03/15/07                                    945             966
   5.375% due 07/15/14                                    465             454
May Department Stores Co. (The)
   6.700% due 09/15/28                                    215             223
   7.875% due 03/01/30                                    250             298
May Department Stores Co. (The) (p)
   4.800% due 07/15/09                                    195             200

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
May Department Stores Co. (The) (p)
   5.750% due 07/15/14                                    425             439
MBNA America Bank NA
   7.125% due 11/15/12                                     85              98
MBNA Corp.
   6.125% due 03/01/13                                    470             509
MCI, Inc.
   5.908% due 05/01/07                                    775             773
   6.688% due 05/01/09                                    330             325
Medco Health Solutions, Inc.
   7.250% due 08/15/13                                  1,980           2,200
MGM Mirage
   9.750% due 06/01/07                                    730             821
   8.500% due 09/15/10                                    545             627
MGM Mirage (p)
   6.750% due 09/01/12                                    135             143
Michaels Stores, Inc.
   9.250% due 07/01/09                                    655             707
Midland Funding II
   Series B
   13.250% due 07/23/06                                   700             787
Miller Brewing Co. (p)
   4.250% due 08/15/08                                    205             209
   5.500% due 08/15/13                                    600             630
Mizuho Financial Group Cayman, Ltd.
   5.790% due 04/15/14                                    185             192
Mizuho Preferred Capital Co. LLC (p)(f)
   8.790% due 12/29/49                                  1,490           1,699
Mohawk Industries, Inc.
   Series D
   7.200% due 04/15/12                                     80              93
Monongahela Power Co.
   5.000% due 10/01/06                                    180             185
Monongahela Power Co. (p)
   6.700% due 06/15/14                                    795             873
Monumental Global Funding II (p)
   3.850% due 03/03/08                                    490             500
Morgan Stanley
   6.750% due 04/15/11                                    890           1,010
   4.750% due 04/01/14                                    575             563
Motorola, Inc.
   4.608% due 11/16/07                                  1,155           1,189
Natexis Ambs Co. LLC (p)(f)
   8.440% due 12/29/49                                    430             494

                                                    Multistrategy Bond Fund  137

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
National Rural Utilities Cooperative Finance
   Corp.
   5.750% due 08/28/09                                    200             216
Nationwide Financial Services (N)
   6.250% due 11/15/11                                    395             431
Nationwide Mutual Insurance Co. (p)
   7.875% due 04/01/33                                    625             732
NB Capital Trust IV
   8.250% due 04/15/27                                    240             271
Nevada Power Co.
   9.000% due 08/15/13                                    190             221
News America Holdings
   8.875% due 04/26/23                                    120             158
   7.750% due 12/01/45                                    260             315
   7.900% due 12/01/95                                    410             488
   8.250% due 10/17/96                                    135             167
News America Holdings (N)
   9.250% due 02/01/13                                    325             421
News America, Inc.
   7.125% due 04/08/28                                     75              85
   7.300% due 04/30/28                                    310             357
   6.750% due 01/09/38                                     65              73
Nisource Finance Corp.
   7.625% due 11/15/05                                    105             110
   7.875% due 11/15/10                                    735             872
Norfolk Southern Corp.
   7.350% due 05/15/07                                    110             120
   7.900% due 05/15/97                                    930           1,177
Northrop Grumman Corp.
   4.079% due 11/16/06                                    575             585
   7.125% due 02/15/11                                    450             519
Northwest Pipeline Corp.
   8.125% due 03/01/10                                     70              78
Occidental Petroleum Corp.
   7.650% due 02/15/06                                    840             891
   9.250% due 08/01/19                                    285             396
Ohio Edison Co.
   5.450% due 05/01/15                                    360             367
Ohio Power Co.
   Series F
   5.500% due 02/15/13                                     55              58
   Series G
   6.600% due 02/15/33                                    260             289
Pacific Gas & Electric Co.
   3.600% due 03/01/09                                    240             238
   4.200% due 03/01/11                                    290             289
   6.050% due 03/01/34                                    685             706

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Panhandle Eastern Pipe Line
   Series B
   2.750% due 03/15/07                                     70              69
Pemex Project Funding Master Trust
   7.375% due 12/15/14                                    225             249
   8.625% due 02/01/22                                  1,165           1,346
Plains Exploration & Production Co.
   7.125% due 06/15/14                                     80              89
Popular North America Capital Trust I
   6.564% due 09/15/34                                    615             633
Popular North America, Inc.
   4.250% due 04/01/08                                    715             732
Portola Packaging, Inc. (N)
   8.250% due 02/01/12                                    435             341
Progress Energy, Inc.
   7.100% due 03/01/11                                     40              45
Progress Energy, Inc. (N)
   6.850% due 04/15/12                                     90             101
   7.000% due 10/30/31                                    620             678
Prudential Financial, Inc.
   4.104% due 11/15/06                                    480             489
Prudential Holdings LLC (p)
   Series FSA
   7.245% due 12/18/23                                    695             825
PSEG Energy Holdings LLC
   7.750% due 04/16/07                                  1,450           1,552
PSEG Energy Holdings LLC (N)
   8.625% due 02/15/08                                    130             144
PSEG Power LLC
   8.625% due 04/15/31                                    395             510
Qwest Capital Funding, Inc.
   6.500% due 11/15/18                                     30              23
Qwest Capital Funding, Inc. (N)
   7.000% due 08/03/09                                     65              62
Qwest Corp. (p)
   7.875% due 09/01/11                                    590             628
Qwest Services Corp.
   (Step Up, 12/15/04, 14.00%) (p)
   14.000% due 12/15/10                                   225             267
Rabobank Capital Funding II (p)(f)(N)
   5.260% due 12/31/49                                    535             549
Raytheon Co.
   8.300% due 03/01/10                                    125             150
   4.850% due 01/15/11                                     70              73
RBS Capital Trust I (f)
   5.512% due 09/29/49                                  1,050           1,077
RC Trust 1 Equity Preferred (N)
   7.000% due 02/15/04                                  1,340             707

 138  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Reckson Operating Partnership, LP
   5.150% due 01/15/11                                    310             314
Roundy's, Inc.
   Series B
   8.875% due 06/15/12                                    500             544
Rouse Co. (The)
   3.625% due 03/15/09                                    140             131
Rouse Co. (The) (N)
   5.375% due 11/26/13                                     55              52
Russia Paris Club Participant (p)
   5.000% due 03/31/30                           JPY  103,738             837
Safeway, Inc. (N)
   5.800% due 08/15/12                                    110             116
   7.250% due 02/01/31                                     65              73
SBC Communications, Inc.
   4.125% due 09/15/09                                  1,030           1,035
   5.100% due 09/15/14                                  1,285           1,296
   6.150% due 09/15/34                                    450             449
Schering-Plough Corp.
   (Step Up, 12/1/04, 6.75%)
   6.500% due 12/01/33                                    755             830
Sealed Air Corp. (p)
   5.625% due 07/15/13                                    370             381
Smithfield Foods, Inc.
   Series B
   8.000% due 10/15/09                                    430             477
   7.750% due 05/15/13                                     80              88
Southern California Edison Co.
   7.625% due 01/15/10                                    650             757
Southern California Edison Co. (N)
   5.000% due 01/15/14                                    120             123
   6.000% due 01/15/34                                    440             465
Sprint Capital Corp.
   4.780% due 08/17/06                                    470             483
   6.875% due 11/15/28                                    775             832
   8.750% due 03/15/32                                  1,755           2,300
Sprint Capital Corp. (N)
   6.125% due 11/15/08                                    160             173
   6.375% due 05/01/09                                    265             291
   8.375% due 03/15/12                                  1,440           1,767
Starwood Hotels & Resorts Worldwide, Inc.
   7.375% due 05/01/07                                     65              70
   7.875% due 05/01/12                                    405             475
Station Casinos, Inc.
   6.000% due 04/01/12                                    310             324
TCI Communications, Inc.
   7.875% due 02/15/26                                    145             174

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
TECO Energy, Inc.
   7.200% due 05/01/11                                    490             534
Tele-Communications-TCI Group
   9.800% due 02/01/12                                    990           1,276
   7.875% due 08/01/13                                  1,270           1,502
Tenet Healthcare Corp.
   6.875% due 11/15/31                                    260             209
Tenet Healthcare Corp. (N)
   7.375% due 02/01/13                                    115             109
Tesoro Petroleum Corp.
   8.000% due 04/15/08                                    660             718
Texas Eastern Transmission, LP
   7.000% due 07/15/32                                    180             207
Texas-New Mexico Power Co.
   6.250% due 01/15/09                                    220             235
Time Warner Entertainment Co., LP
   Series*
   8.375% due 03/15/23                                    465             569
Time Warner, Inc.
   6.750% due 04/15/11                                  1,120           1,260
   7.625% due 04/15/31                                    510             604
   7.700% due 05/01/32                                     65              78
TNP Enterprises, Inc.
   Series B
   10.250% due 04/01/10                                   215             231
Transcontinental Gas Pipe Line Corp. Series B
   8.875% due 07/15/12                                    100             124
Travelers Property Casualty Corp.
   5.000% due 03/15/13                                    250             249
TXU Corp.
   Series J
   6.375% due 06/15/06                                    125             131
TXU Electric Delivery Co. (N)
   7.250% due 01/15/33                                    480             576
TXU Energy Co. LLC (N)
   7.000% due 03/15/13                                    640             727
Tyson Foods, Inc.
   8.250% due 10/01/11                                    280             333
Union Pacific Corp.
   6.650% due 01/15/11                                    145             163
   6.125% due 01/15/12                                    800             873
   Series MTNE
   6.790% due 11/09/07                                    110             120
Union Planters Corp.
   7.750% due 03/01/11                                    265             315
Univision Communications, Inc.
   7.850% due 07/15/11                                    440             521

                                                    Multistrategy Bond Fund  139

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
UST, Inc. (N)
   6.625% due 07/15/12                                    685             774
Valero Logistics Operations, LP
   6.050% due 03/15/13                                    490             525
Verizon
   6.500% due 09/15/11                                     70              78
Verizon Florida, Inc.
   Series F
   6.125% due 01/15/13                                    400             432
Verizon Global Funding Corp.
   7.750% due 12/01/30                                    430             528
Verizon Wireless Capital LLC
   5.375% due 12/15/06                                    825             865
Vintage Petroleum, Inc. (N)
   7.875% due 05/15/11                                    500             540
Washington Mutual, Inc.
   8.250% due 04/01/10                                    390             463
Waste Management, Inc.
   7.000% due 07/15/28                                    460             513
Wells Fargo & Co.
   4.950% due 10/16/13                                    390             399
Wells Fargo Bank NA (N)
   7.550% due 06/21/10                                    250             294
Westar Energy, Inc.
   6.000% due 07/01/14                                    205             222
Weyerhaeuser Co.
   6.000% due 08/01/06                                    105             110
   6.750% due 03/15/12                                    800             905
Williams Gas Pipelines Central, Inc. (p)
   7.375% due 11/15/06                                    630             677
Wisconsin Electric Power
   5.625% due 05/15/33                                     40              41
Witco Corp.
   7.750% due 04/01/23                                    365             341
   6.875% due 02/01/26                                    330             292
Wyeth
   5.500% due 03/15/13                                    255             262
   5.500% due 02/01/14                                    570             584
Xerox Corp.
   7.125% due 06/15/10                                    350             379
   6.875% due 08/15/11                                    200             214
Yum! Brands, Inc.
   8.875% due 04/15/11                                    720             899
Zurich Capital Trust I (p)
   8.376% due 06/01/37                                  1,195           1,355
                                                                 ------------
                                                                      201,858
                                                                 ------------


                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Emerging Markets Debt - 0.4%
Brazilian Government International Bond
   2.063% due 04/15/06                                     96              96
   2.125% due 04/15/09                                     59              57
Brazilian Government International Bond (N)
   10.500% due 07/14/14                                   795             891
Ecuador Government International Bond
   7.000% due 08/15/30                                  3,495           2,927
Federal Republic of Brazil
   6.000% due 04/15/24                                  1,930           1,718
                                                                 ------------
                                                                        5,689
                                                                 ------------

International Debt - 5.3%
Abbey National PLC
   (Step Up, 6/15/08, 7.57%) (f)
   6.700% due 06/29/49                                    775             849
Abitibi-Consolidated, Inc.
   8.550% due 08/01/10                                    500             548
   8.850% due 08/01/30                                    125             127
Abitibi-Consolidated, Inc. (N)
   6.950% due 12/15/06                                  1,575           1,638
   6.000% due 06/20/13                                    415             397
America Movil SA de CV (p)
   5.750% due 01/15/15                                    495             493
Argent NIM Trust (p)
   Series 2003-N7 Class 2A1
   5.680% due 03/25/34                                     97              97
Argentina Government International Bond
   11.375% due 03/15/10                                   265              81
   11.375% due 01/30/17                                 1,035             329
Arlington Street CDO, Ltd. (p)
   Series 2000-1A Class A2
   7.660% due 06/10/12                                  1,816           1,949
AXA
   8.600% due 12/15/30                                    255             333
Batterson Park CBO I, Ltd.
   Series 1998-1A Class A4
   6.130% due 01/02/11                                     75              77
Bowater Canada Finance
   7.950% due 11/15/11                                    700             757
Brazilian Government International Bond
   11.000% due 01/11/12                                 1,415           1,613
   8.875% due 04/15/24                                    315             303

 140  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Brazilian Government International Bond (N)
   9.250% due 10/22/10                                    295             316
British Sky Broadcasting PLC
   8.200% due 07/15/09                                    885           1,037
British Telecommunications PLC
   8.375% due 12/15/10                                    585             710
Canadian Oil Sands, Ltd. (p)
   4.800% due 08/10/09                                    460             470
Chile Government International Bond
   5.500% due 01/15/13                                  3,500           3,662
Colombia Government International Bond
   10.750% due 01/15/13                                   665             770
Conoco Funding Co.
   6.350% due 10/15/11                                  1,925           2,162
Deutsche Telekom International Finance BV
   8.500% due 06/15/10                                    380             458
   8.750% due 06/15/30                                  1,310           1,729
Dominican Republic International Bond
   2.438% due 08/30/24                                    845             638
Dresdner Bank AG (p)
   10.375% due 08/17/09                                 1,020           1,127
EnCana Corp.
   6.500% due 08/15/34                                    195             212
Evergreen Funding, Ltd.
   2.330% due 11/15/10                                    755             725
Export-Import Bank Of Korea
   4.250% due 11/27/07                                     90              92
Export-Import Bank Of Korea (p)
   4.125% due 02/10/09                                    540             545
France Telecom SA
   7.950% due 03/01/06                                  1,420           1,511
   8.500% due 03/01/11                                  2,360           2,834
   9.250% due 03/01/31                                    355             479
Hutchison Whampoa International 03/13, Ltd. (p)
   6.500% due 02/13/13                                    170             181
Hutchison Whampoa International 03/33, Ltd. (p)
   5.450% due 11/24/10                                    150             154
Inco, Ltd. (N)
   7.750% due 05/15/12                                    220             262
   7.200% due 09/15/32                                    315             363
Intelsat, Ltd.
   6.500% due 11/01/13                                  1,650           1,415

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Juniper CBO, Ltd. (p)
   Series 1999-1A Class A1
   6.830% due 04/15/11                                    743             768
Korea Development Bank
   4.250% due 11/13/07                                    140             143
Korea Electric Power Corp. (p)
   5.125% due 04/23/34                                    285             290
Mantis Reef, Ltd. (p)
   4.692% due 11/14/08                                    585             588
Mexico Government International Bond
   9.875% due 02/01/10                                    100             124
   6.375% due 01/16/13                                    260             276
   8.125% due 12/30/19                                  2,400           2,812
   8.300% due 08/15/31                                  1,565           1,809
Mexico Government International Bond (N)
   8.375% due 01/14/11                                    385             454
   8.000% due 09/24/22                                    665             763
Mizuho Financial Group Cayman, Ltd. (p)
   5.790% due 04/15/14                                  2,740           2,851
Morgan Stanley Bank AG for OAO Gazprom (p)
   9.625% due 03/01/13                                    340             391
Nexen, Inc.
   5.050% due 11/20/13                                    255             256
Oil Insurance, Ltd. (p)
   5.150% due 08/15/33                                  1,370           1,399
Panama Government International Bond
   8.875% due 09/30/27                                    300             312
Petro-Canada
   4.000% due 07/15/13                                     45              42
   5.350% due 07/15/33                                    160             149
Petroleos Mexicanos (N)
   9.500% due 09/15/27                                    140             173
Petroleum Geo-Services ASA
   8.000% due 11/05/06                                    730             743
Poland Government International Bond
   4.750% due 10/27/24                                    750             718
Province of Quebec
   5.000% due 07/17/09                                    265             280
   7.500% due 07/15/23                                    955           1,222
PTC International Finance II SA
   11.250% due 12/01/09                                   775             822
Ras Laffan Liquefied Natural Gas Co., Ltd. (p)
   8.294% due 03/15/14                                    290             345

                                                    Multistrategy Bond Fund  141

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Royal Bank of Scotland Group
   PLC (f)(N)
   Series 1
   9.118% due 03/31/10                                  2,350           2,892
Royal KPN NV
   8.000% due 10/01/10                                    515             616
Russia Government International Bond (p)(N)
   5.000% due 03/31/30                                  1,950           1,952
Salomon Brothers AG for OAO Siberian Oil Co.
   11.500% due 02/13/07                                   180             197
   Series REGS
   10.750% due 01/15/09                                 1,400           1,544
Santander Financial Issuances (N)
   6.375% due 02/15/11                                    540             603
Sanwa Finance Aruba AEC
   8.350% due 07/15/09                                    495             583
Sappi Papier Holding AG (p)
   6.750% due 06/15/12                                    240             266
Shaw Communications, Inc.
   8.250% due 04/11/10                                    605             694
Shaw Communications, Inc. (N)
   7.200% due 12/15/11                                    190             209
SingTel Optus Finance Pty, Ltd. (p)
   8.125% due 06/15/09                                    465             541
Smurfit Capital Funding PLC
   6.750% due 11/20/05                                  1,115           1,151
South Street CBO, Ltd.
   Series 1999-1A Class A1
   7.160% due 07/01/11                                    954             855
Stora Enso OYJ (N)
   7.375% due 05/15/11                                    255             296
Systems 2001 AT LLC (p)
   7.156% due 12/15/11                                    340             368
   6.664% due 09/15/13                                    443             493
Telecom Italia Capital SA
   5.250% due 11/15/13                                  1,015           1,039
   6.375% due 11/15/33                                    450             467
Telecom Italia Capital SA (p)
   4.000% due 01/15/10                                  1,180           1,169
   6.000% due 09/30/34                                    455             447
Telefonos de Mexico SA de CV
   4.500% due 11/19/08                                    820             827
TELUS Corp.
   7.500% due 06/01/07                                    705             775
   8.000% due 06/01/11                                  1,765           2,087
TPSA Finance BV (p)
   7.750% due 12/10/08                                     --              --

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Tyco International Group SA
   6.375% due 10/15/11                                  1,840           2,048
Weatherford International, Ltd.
   4.950% due 10/15/13                                    660             666
Western Oil Sands, Inc.
   8.375% due 05/01/12                                    475             554
WPP Finance UK Corp. (p)(N)
   5.875% due 06/15/14                                    350             361
                                                                 ------------
                                                                       72,873
                                                                 ------------

Mortgage-Backed Securities - 34.9%
Banc of America Commercial Mortgage, Inc.
   Series 2004-2 Class A2
   3.520% due 11/10/38                                    520             515
   Series 2004-3 Class A3
   4.875% due 06/10/39                                  2,170           2,257
   Series 2004-4 Class A3
   4.128% due 07/10/42                                  1,475           1,488
Banc of America Funding Corp.
   Series 2004-3 Class 2A1
   4.750% due 09/25/19                                  1,016           1,019
   Series 2004-3 Class 2A2
   5.000% due 09/25/19                                    890             899
Bank of America Alternative Loan Trust
   Series 2003-10 Class 2A1
   6.000% due 12/25/33                                    958             986
   Series 2004-10 Class 1CB1
   6.000% due 11/25/34                                    580             596
   Series 2004-2 Class 1A1
   6.000% due 03/25/34                                    613             637
Bank of America Mortgage Securities
   Series 2004-1 Class 5A1
   6.500% due 09/25/33                                    232             238
Bank of America Mortgage Securities (E)
   Series 2003-D Class 1A2
   3.428% due 05/25/33                                     35              35
   Series 2003-I Class 2A4
   3.828% due 10/25/33                                    760             761
   Series 2004-A Class 1A1
   3.463% due 02/25/34                                    485             485
   Series 2004-E Class 1A1
   3.550% due 06/25/34                                    761             760
   Series 2004-G Class 2A6
   4.657% due 08/25/34                                    785             799

 142  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2003-8 Class 4A1
   4.778% due 01/25/34                                  1,209           1,211
Countrywide Alternative Loan Trust
   Series 2004-J7 Class 1A2
   4.673% due 08/25/34                                  1,880           1,885
Countrywide Alternative Loan Trust (E)
   Series 2004-J5 Class 1A1
   2.123% due 07/25/34                                    463             463
Countrywide Home Loan Mortgage Pass Through
   Trust
   Series 2004-J6 Class 3A1
   5.000% due 08/25/19                                  1,009           1,016
CS First Boston Mortgage Securities Corp.
   Series 2002-18 Class 1AIO
   Interest Only
   7.500% due 06/25/32                                  1,400               1
   Series 2002-22 Class 1AIO
   Interest Only
   8.000% due 07/25/32                                  1,148              16
   Series 2003-23 Class 6A1
   6.500% due 09/25/33                                    639             655
   Series 2003-29 Class 5A1
   7.000% due 12/25/33                                    748             784
   Series 2004-1 Class 3A1
   7.000% due 02/25/34                                    229             240
Deutsche ALT-A Securities, Inc. Alternate Loan
   Trust
   Series 2003-3 Class 2A3
   4.500% due 10/25/33                                    420             424
Deutsche Mortgage Securities, Inc.
   Series 2004-4 Class 1A2
   4.010% due 04/25/34                                    480             484
DLJ Mortgage Acceptance Corp. (E)
   Series 1996-Q5 Class A1
   2.433% due 06/25/26                                     53              53
Fannie Mae
   15 Year TBA (I)
   4.500%                                               8,430           8,451
   5.000%                                              30,890          31,516
   5.500%                                              16,425          16,999
   30 Year TBA (I)
   5.000%                                              30,415          30,300
   5.500%                                              64,075          65,235
   6.000%                                              37,585          38,922
   6.500%                                              38,140          40,094
   7.000%                                               1,717           1,823
   6.000% due 2009                                         20              22

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   6.000% due 2013                                        346             363
   6.000% due 2014                                        192             201
   5.500% due 2016                                        179             185
   6.000% due 2016                                      2,471           2,593
   11.000% due 2016                                       174             202
   5.000% due 2017                                        984           1,005
   5.500% due 2017                                      4,976           5,161
   6.000% due 2017                                      1,389           1,457
   4.500% due 2018                                      3,432           3,450
   5.000% due 2018                                     18,138          18,534
   4.500% due 2019                                      2,683           2,693
   7.500% due 2024                                         20              22
   7.000% due 2026                                         56              59
   9.000% due 2026                                        110             123
   7.500% due 2027                                         40              43
   5.500% due 2029                                      2,506           2,562
   7.500% due 2029                                        274             294
   7.000% due 2030                                          7               7
   7.500% due 2030                                        978           1,051
   8.000% due 2030                                        953           1,037
   8.500% due 2030                                      2,027           2,212
   9.500% due 2030                                        198             224
   7.000% due 2031                                      1,846           1,962
   7.500% due 2031                                      1,497           1,609
   8.000% due 2031                                      1,432           1,558
   8.500% due 2031                                      1,536           1,676
   6.500% due 2032                                        219             230
   7.000% due 2032                                      4,186           4,446
   7.500% due 2032                                        925             990
   8.000% due 2032                                         10              11
   8.500% due 2032                                        153             167
   5.000% due 2033                                      6,628           6,634
   5.500% due 2033                                      2,127           2,170
   6.000% due 2033                                         56              58
   6.500% due 2033                                      2,217           2,335
   7.000% due 2033                                         65              69
   5.000% due 2034                                     13,336          13,329
   5.500% due 2034                                      2,363           2,410
   6.500% due 2034                                      2,477           2,607
   Series 1992-10 Class ZD
   8.000% due 11/25/21                                  1,580           1,646
   Series 1996-46 Class ZA
   7.500% due 11/25/26                                    505             541
   Series 1997-281 Class 2
   Interest Only
   9.000% due 11/01/26                                     93              19
   Series 2000-306 Class IO
   Interest Only
   8.000% due 05/01/30                                    117              23

                                                    Multistrategy Bond Fund  143

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2001-317 Class 2
   Interest Only
   8.000% due 08/01/31                                    256              47
   Series 2002-320 Class 2
   Interest Only
   7.000% due 03/01/32                                     76              14
   Series 2003-16 Class NI
   Interest Only
   5.000% due 02/25/15                                  1,538             105
   Series 2003-25 Class IK
   Interest Only
   7.000% due 04/25/33                                    893             152
   Series 2003-32 Class UI
   Interest Only
   6.000% due 05/25/33                                    768             141
   Series 2003-33 Class IA
   Interest Only
   6.500% due 05/25/33                                    997             170
   Series 2003-82 Class IA
   Interest Only
   6.000% due 08/25/32                                  1,227             167
   Series 2003-82 Class WI
   Interest Only
   6.000% due 08/25/32                                    251              35
   Series 2004-27 Class JC
   5.000% due 05/25/34                                  1,869           1,864
Fannie Mae (E)
   3.493% due 2023                                         50              51
   3.632% due 2026                                        534             553
   2.863% due 2040                                      1,380           1,391
   Series 1997-68 Class SC
   Interest Only
   6.594% due 05/18/27                                    244              24
   Series 2001-4 Class SA
   Interest Only
   5.661% due 02/17/31                                    418              39
   Series 2002-50 Class SC
   Interest Only
   6.168% due 12/25/29                                    159               8
Fannie Mae Grantor Trust
   Series 1999-T2 Class A1
   7.500% due 01/19/39                                     79              86
   Series 2001-T8 Class A2
   9.500% due 07/25/41                                    494             558

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fannie Mae Whole Loan
   4.710% due 09/25/43                                    150             152
   Series 2003-W17 Class 1A6
   5.310% due 08/25/33                                  5,400           5,500
   Series 2003-W19 Class 1A2
   3.471% due 11/25/33                                    450             450
   Series 2004-W9 Class 2A1
   6.500% due 02/25/44                                    680             709
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2003-58 Class 1A2
   3.108% due 05/25/35                                    440             438
   Series 2003-58 Class 2A
   6.500% due 09/25/43                                    617             650
   Series 2004-H017 Class A1 2.614% due 07/15/11        4,648           4,643
First Horizon Asset Securities, Inc.
   Series 2003-5 Class 1A17
   8.000% due 07/25/33                                    207             217
   Series 2004-6 Class 2A1
   5.000% due 10/25/19                                    700             704
First Horizon Asset Securities, Inc. (E)
   Series 2004-AR5 Class 4A1
   5.710% due 10/25/34                                    958             973
First Nationwide Trust (E)
   Series 2001-4 Class 3A5
   2.533% due 09/25/31                                     61              61
First Union-Lehman Brothers-Bank of America
   Series 1998-C2 Class A2
   6.560% due 11/18/35                                  1,230           1,338
Freddie Mac
   15 Year TBA (I)
   5.000%                                               2,600           2,651
   5.500%                                               2,325           2,401
   30 Year TBA (I)
   5.500%                                              13,320          13,566
   6.000%                                               4,140           4,286
   6.500%                                                 700             735
   12.000% due 2013                                        29              31
   12.000% due 2014                                        24              27
   11.000% due 2015                                        26              29
   6.000% due 2016                                        252             263
   10.000% due 2016                                        70              79
   12.000% due 2016                                        50              55
   5.000% due 2018                                        388             396
   5.500% due 2019                                      5,884           6,098
   8.000% due 2020                                        271             295
   11.000% due 2020                                       125             142

 144  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   10.500% due 2021                                        57              64
   8.500% due 2025                                         70              77
   7.000% due 2027                                        435             464
   8.500% due 2027                                        394             433
   7.500% due 2028                                        101             109
   7.500% due 2029                                        191             206
   6.500% due 2030                                         65              68
   7.500% due 2030                                        700             753
   8.000% due 2030                                        301             327
   8.500% due 2030                                        689             752
   7.000% due 2031                                      1,105           1,174
   7.500% due 2031                                        854             917
   8.000% due 2031                                        567             658
   7.000% due 2032                                        630             669
   7.500% due 2032                                      1,358           1,458
   5.000% due 2033                                      3,719           3,729
   5.500% due 2033                                      2,605           2,658
   6.500% due 2033                                        714             751
   7.000% due 2033                                        178             189
   7.500% due 2033                                        252             271
   5.000% due 2034                                      1,277           1,275
   6.000% due 2034                                      2,213           2,294
   Series 1991-1037 Class Z
   9.000% due 02/15/21                                    129             129
   Series 1998-191 Class IO
   Interest Only
   8.000% due 01/01/28                                     76              14
   Series 1998-194 Class IO
   Interest Only
   6.500% due 04/01/28                                    468              81
   Series 2001-212 Class IO
   Interest Only
   6.000% due 05/01/31                                    756             133
   Series 2001-215 Class IO
   Interest Only
   8.000% due 06/01/31                                    400              71
   Series 2002-2468 Class VC
   6.000% due 10/15/27                                    796             799
   Series 2003-2564 Class IM
   Interest Only
   5.000% due 09/15/14                                  1,681             149
   Series 2003-2591 Class IQ
   Interest Only
   5.000% due 06/15/17                                  2,581             346
   Series 2003-2613 Class DI
   Interest Only
   5.500% due 05/15/27                                  3,209             274

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-2632 Class IA
   Interest Only
   5.000% due 06/15/22                                  4,598             361
   Series 2003-2634 Class IO
   Interest Only
   5.000% due 10/15/27                                  3,430             396
   Series 2003-2644 Class IC
   Interest Only
   5.000% due 05/15/22                                  3,655             430
   Series 2003-2649 Class IM
   Interest Only
   7.000% due 07/15/33                                  1,007             146
   Freddie Mac (E)
   7.827% due 07/01/30                                     21              21
   3.718% due 04/01/34                                    775             788
   Series 2000-2247 Class SC
   Interest Only
   5.630% due 08/15/30                                    160               9
   Series 2000-2266 Class F
   2.320% due 11/15/30                                    271             272
   Series 2002-2463 Class SJ
   Interest Only
   6.130% due 03/15/32                                    620              56
GE Capital Commercial Mortgage Corp.
   Series 2004-C2 Class A4
   4.893% due 03/10/40                                  3,110           3,168
Ginnie Mae I
   30 Year TBA (I)
   5.000%                                               2,095           2,101
   5.500%                                               2,820           2,884
   6.500%                                                 735             777
   11.000% due 2010                                        64              72
   11.500% due 2010                                        12              14
   11.000% due 2013                                        20              23
   10.500% due 2015                                        61              68
   11.000% due 2015                                        15              16
   10.500% due 2016                                       130             148
   10.500% due 2017                                        38              44
   10.000% due 2020                                        26              29
   10.500% due 2021                                        99             115
   10.000% due 2022                                       117             131
   9.500% due 2023                                        524             593
   10.000% due 2025                                       157             182
   7.500% due 2031                                        130             140
   6.500% due 2032                                      1,002           1,062
Ginnie Mae II
   30 Year TBA (I)
   5.500%                                                 360             368
   8.500% due 2026                                        108             118

                                                    Multistrategy Bond Fund  145

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ginnie Mae II (E)
   3.375% due 2023                                        211             214
   4.625% due 2023                                         67              67
   4.750% due 2023                                         39              40
   4.625% due 2024                                        300             305
   4.750% due 2024                                        312             315
   3.375% due 2025                                        635             641
   4.625% due 2025                                         30              31
   4.750% due 2025                                         22              22
   4.625% due 2026                                        147             150
   3.375% due 2027                                        257             259
   4.750% due 2027                                        356             361
   4.000% due 2029                                      1,127           1,147
   3.000% due 2034                                        490             487
GMAC Commercial Mortgage Securities, Inc.
   Series 1998-C2 Class A2
   6.420% due 05/15/35                                  1,615           1,760
Government National Mortgage Association
   Series 2002-62 Class B
   4.763% due 01/16/25                                    325             335
   Series 2003-5 Class B
   4.486% due 10/16/25                                    795             808
Government National Mortgage Association (E)
   Series 1999-27 Class SE
   Interest Only
   6.711% due 08/16/29                                    241              27
   Series 1999-44 Class SA
   Interest Only
   6.661% due 12/16/29                                    402              42
   Series 2001-46 Class SA
   Interest Only
   5.691% due 09/16/31                                    126              10
Greenwich Capital Commercial Funding Corp.
   Series 2004-GG1 Class A7
   5.317% due 06/10/36                                  2,800           2,936
GS Mortgage Securities Corp. II
   Series 2004-GG2 Class A6
   5.396% due 08/10/38                                  3,105           3,268
GSMPS Mortgage Loan Trust (p)
   Series 1998-3 Class A
   7.750% due 09/19/27                                    285             310
   Series 1999-3 Class A
   8.000% due 08/19/29                                    542             592

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
GSR Mortgage Loan Trust Series 2004-7 Class 1A1
   3.470% due 06/25/34                                  2,976           2,954
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2002-C1 Class A3
   5.376% due 07/12/37                                    445             472
   Series 2003-C1 Class A2
   4.985% due 01/12/37                                    490             506
   Series 2004-LN2 Class A1
   4.475% due 07/15/41                                  1,954           1,986
JP Morgan Chase Commercial Mortgage Securities
   Corp. (E)(p)
   Series 2004-FL1A Class A1
   2.059% due 04/16/19                                  1,148           1,148
MASTR Alternative Loans Trust
   Series 2003-6 Class 3A1
   8.000% due 09/25/33                                    341             360
   Series 2003-9 Class 1A1
   5.500% due 12/25/18                                    691             721
Mellon Residential Funding Corp. (E)
   Series 2000-TBC2 Class A1
   2.110% due 06/15/30                                  1,830           1,823
Merrill Lynch Mortgage Trust
   Series 2004-MKB1 Class A2
   4.353% due 02/12/42                                  1,835           1,872
Merrill Lynch Mortgage Trust (p)
   Series 2002-MW1 Class J
   5.695% due 07/12/34                                    365             366
Morgan Stanley Capital I
   Series 2004-HQ3 Class A2
   4.050% due 01/13/41                                  1,910           1,917
Nationslink Funding Corp.
   Series 1999-SL Class A4
   6.654% due 11/10/30                                    376             387
Nomura Asset Acceptance Corp.
   Series 2004-AP1 Class A2
   3.238% due 03/25/34                                    535             534
   Series 2004-AP2 Class A2
   4.099% due 07/25/34                                    595             604
   Series 2004-AP3 Class A3
   4.433% due 11/25/34                                  2,330           2,330
Nomura Asset Securities Corp.
   Series 1998-D6 Class A1B
   6.590% due 03/15/30                                    925           1,013
PNC Mortgage Securities Corp.
   Series 2000-4 Class CB2
   6.836% due 06/25/30                                    235             235

 146  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2000-4 Class CB3
   6.836% due 06/25/30                                    130             130
Prime Mortgage Trust
   Series 2004-CL1 Class 1A1
   6.000% due 02/25/34                                    544             556
Prime Mortgage Trust (E)
   Series 2004-CL1 Class 1A2
   2.333% due 02/25/34                                    393             392
   Series 2004-CL1 Class 2A2
   2.333% due 02/25/19                                    118             118
Residential Asset Mortgage Products, Inc.
   Series 2004-SL1 Class A3
   7.000% due 11/25/31                                    639             672
SACO I, Inc. (E)(p)
   Series 2004-2 Class A2
   2.150% due 07/25/19                                  2,400           2,400
Structured Asset Securities Corp.
   Series 2002-22H Class 1A
   6.997% due 11/25/32                                    232             241
   Series 2004-12H Class 1A
   6.000% due 05/25/34                                    843             868
Thornburg Mortgage Securities Trust (E)
   Series 2004-2 Class A2
   2.083% due 06/25/44                                    625             624
Vendee Mortgage Trust
   Series 2000-1 Class 2G
   7.250% due 06/15/09                                    330             340
Washington Mutual
   Series 2004-CB3 Class 1A
   6.000% due 10/25/34                                    498             519
   Series 2004-CB3 Class 4A
   6.000% due 10/25/19                                  1,130           1,160
Washington Mutual (E)
   Series 2002-AR9 Class 1A
   2.863% due 08/25/42                                  2,277           2,325
   Series 2003-AR4 Class A7
   3.950% due 05/25/33                                    217             217
   Series 2003-AR9 Class 1A7
   4.062% due 09/25/33                                  1,205           1,206
   Series 2004-AR10 Class A2C
   2.193% due 07/25/44                                    488             489
   Series 2004-AR12 Class A3
   2.200% due 10/25/44                                  1,100           1,100
Wells Fargo Mortgage Backed Securities Trust
   Series 2004-I Class 1A1
   3.395% due 07/25/34                                    372             372

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wells Fargo Mortgage Backed Securities Trust (E)
   Series 2003-K Class 2A5
   4.522% due 11/25/33                                    440             431
   Series 2003-M Class A1
   4.743% due 12/25/33                                    857             853
   Series 2004-O Class A1
   4.954% due 08/25/34                                    830             830
                                                                 ------------
                                                                      477,353
                                                                 ------------

Municipal Bonds - 1.3%
City of Chicago Illinois General Obligation
   Unlimited
   5.000% due 01/01/35                                  2,600           2,660
City of Forsyth Montana Revenue Bonds (E)
   5.200% due 05/01/33                                    220             233
Clark County School District General Obligation,
   Ltd.
   5.000% due 06/15/10                                  2,600           2,882
Colorado Department of Transportation Revenue
   Bonds
   5.000% due 12/15/13                                  1,570           1,767
County of Clark Nevada General Obligation, Ltd.
   5.000% due 06/01/32                                    100             102
Florida State Turnpike Authority Revenue Bonds
   5.000% due 07/01/11                                    800             890
Golden State Tobacco Securitization Corp.
   Revenue Bonds
   5.625% due 06/01/38                                    415             440
Metropolitan Transportation Authority Revenue
   Bonds
   5.000% due 11/15/32                                    300             310
Metropolitan Washington Airports Authority
   Revenue Bonds
   5.000% due 10/01/34                                    410             416
New Jersey Economic Development Authority
   Revenue Bonds
   5.750% due 06/15/34                                    745             764
New York State Environmental Facilities Corp.
   Revenue Bonds
   5.000% due 06/15/33                                    300             310
Puerto Rico Public Buildings Authority Revenue
   Bonds
   5.250% due 07/01/33                                  1,010           1,055

                                                    Multistrategy Bond Fund  147

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sales Tax Asset Receivables Corp. Revenue Bonds
   5.250% due 10/15/27                                    690             742
State of California General Obligation Unlimited
   5.250% due 07/01/13                                    590             670
   5.000% due 02/01/33                                    370             375
State of Illinois General Obligation Unlimited
   5.100% due 06/01/33                                    480             464
State of Oregon General Obligation Unlimited
   5.892% due 06/01/27                                    555             600
Tobacco Settlement Financing Corp. Revenue Bonds
   5.750% due 06/01/32                                  2,700           2,517
West Virginia Economic Development Authority
   Revenue Bonds
   5.370% due 07/01/20                                    200             205
   6.070% due 07/01/26                                    655             692
                                                                 ------------
                                                                       18,094
                                                                 ------------

Non-US Bonds - 1.0%
Bank Nederlandse Gemeenten
   5.000% due 02/04/08                           AUD    1,350             992
BAT International Finance PLC
   4.875% due 02/25/09                           EUR      220             292
Deutsche Bundesrepublik
   5.250% due 01/04/11                           EUR    1,355           1,909
   5.000% due 07/04/11                           EUR    1,350           1,875
Dexia Municipal Agency
   5.750% due 04/07/09                           NZD    1,525           1,010
France Telecom
   7.000% due 12/23/09                           EUR      100             147
Olivetti Finance NV
   5.875% due 01/24/08                           EUR      100             138
United Kingdom Gilt
   4.000% due 03/07/09                           GBP      735           1,316
   5.750% due 12/07/09                           GBP    2,800           5,394
                                                                 ------------
                                                                       13,073
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Registered Investment Company Funds - 0.0%
Pacific Investment Management Co.
   Series High Yield Portfolio Institutional           19,000             158
                                                                 ------------

United States Government Agencies - 1.8%
Fannie Mae
   5.250% due 08/01/12                                  1,295           1,354
   Zero coupon due 10/09/19                             3,045           1,348
Fannie Mae (N)
   2.375% due 02/15/07                                  4,245           4,199
   4.375% due 03/15/13                                  1,270           1,275
   4.625% due 05/01/13                                    480             479
   5.125% due 01/02/14                                  2,725           2,800
Financing Corp. Principal Only STRIP
   0.000% due 12/06/18                                    385             187
   0.000% due 04/05/19                                  1,445             687
   0.000% due 09/26/19                                    990             457
Freddie Mac
   4.500% due 01/15/34                                    865             793
Freddie Mac (N)
   3.750% due 08/03/07                                    545             549
   2.750% due 03/15/08                                  1,060           1,047
   4.250% due 07/15/09                                  7,290           7,500
   5.125% due 11/07/13                                  1,700           1,713
Residual Funding Principal Only STRIP
   0.000% due 10/15/20                                    400             178
Small Business Administration Participation
   Certificates
   5.520% due 06/01/24                                    400             421
                                                                 ------------
                                                                       24,987
                                                                 ------------

United States Government Treasuries - 12.0%
United States Treasury Inflation Indexed Bonds
   0.875% due 04/15/10                                 11,733          11,704
   1.875% due 07/15/13                                    206             212
United States Treasury Inflation Indexed Bonds
   (N)
   3.625% due 01/15/08                                    586             647
   3.875% due 01/15/09                                  9,590          10,881
   4.250% due 01/15/10                                  1,126           1,320
   3.500% due 01/15/11                                  1,633           1,868
   3.375% due 01/15/12                                    854             978
   3.000% due 07/15/12                                  6,013           6,731

 148  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   2.000% due 07/15/14                                 16,965          17,549
   2.375% due 01/15/25                                    578             605
United States Treasury Note
   8.875% due 02/15/19                                    500             728
United States Treasury Notes (N)
   4.625% due 05/15/06                                 12,625          13,050
   2.500% due 09/30/06                                 10,600          10,591
   3.500% due 11/15/06                                  7,100           7,231
   6.000% due 08/15/09                                  4,100           4,595
   6.500% due 02/15/10                                  7,750           8,917
   5.000% due 02/15/11                                    970           1,047
   5.000% due 08/15/11                                  1,000           1,080
   3.875% due 02/15/13                                 11,000          11,003
   4.250% due 08/15/13                                  2,980           3,046
   4.750% due 05/15/14                                    915             967
   8.750% due 05/15/17                                  5,175           7,355
   8.125% due 08/15/19                                 12,825          17,713
   7.625% due 02/15/25                                  2,500           3,416
   6.000% due 02/15/26                                  9,450          10,907
   6.125% due 08/15/29                                  7,925           9,358
   5.375% due 02/15/31 (S)                              1,385           1,504
                                                                 ------------
                                                                      165,003
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $1,046,949)                                                   1,072,283
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
OPTIONS PURCHASED - 0.0%
Eurodollar Futures
   Mar 2004 94.75 Put (465)                           110,146               3
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $5)                                                                   3
                                                                 ------------

                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------
COMMON STOCKS - 0.1%
Other Energy - 0.1%
Nexen, Inc.                                            46,000           1,204
                                                                 ------------

TOTAL COMMON STOCKS
(cost $1,142)                                                           1,204
                                                                 ------------

PREFERRED STOCKS - 0.3%
Financial Services - 0.3%
Centaur Funding Corp. (p)                           1,750,000           2,294
DG Funding Trust (p)                                      191           2,053
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $3,894)                                                           4,347
                                                                 ------------

SHORT-TERM INVESTMENTS - 39.5%
ASIF II
   1.200% due 01/26/05                           JPY  635,000           6,013
Barclays US Funding, LLC (c)(z)
   1.750% due 11/15/04                                  2,700           2,698
   1.855% due 12/16/04                                    300             299
Bombardier Capital, Inc. (E)(p)(N)
   4.210% due 05/30/05                                    915             912
Bundesschatzanweisungen
   3.000% due 12/10/04                           EUR   11,460          14,671
CBA (DE) Finance Discount Note (c)(z)
   1.850% due 12/20/04                                 10,500          10,474
Citibank New York Commercial Paper (z)
   1.750% due 12/07/04 (c)                              3,500           3,500
   2.030% due 01/24/05                                  4,400           4,400
Danske Corp. Discount Note (c)(z)
   1.645% due 11/19/04                                    100             100
   1.725% due 12/03/04                                    300             299
   1.850% due 12/27/04                                  5,600           5,584
Dexia Delaware (z)
   2.040% due 01/25/05                                  1,300           1,293
DNB Nor Bank ASA (c)(z)
   1.850% due 12/27/04                                  2,400           2,393
Fannie Mae Discount Note
   1.713% due 11/08/04                                 10,000           9,997
   1.600% due 12/01/04 (c)(z)                           3,800           3,794
   1.687% due 12/01/04 (c)(z)                           2,300           2,297
   1.731% due 12/08/04 (c)(z)                          10,400          10,381
   1.760% due 12/08/04 (c)(z)                           3,800           3,793
   1.965% due 01/05/05 (z)                                900             896
   1.968% due 01/05/05 (z)                              4,100           4,080
   1.965% due 01/20/05 (z)                              5,600           5,567

                                                    Multistrategy Bond Fund  149

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Federal Home Loan Bank Discount Note
   1.771% due 11/03/04                                 10,000           9,999
   1.771% due 11/10/04                                 12,000          11,995
   1.595% due 11/12/04 (c)(z)                           5,400           5,397
   1.650% due 12/08/04 (c)(z)                           3,800           3,793
   1.790% due 12/08/04 (c)(z)                           4,500           4,490
   1.955% due 01/14/05 (z)                              4,800           4,776
   1.969% due 01/19/05 (z)                             10,500          10,449
   1.982% due 01/21/05 (z)                              5,100           5,074
Federal Home Loan Bank System
   4.125% due 01/14/05                                    600             602
Ford Credit Auto Owner Trust
   Series 2003-A Class A2A
   1.620% due 08/15/05                                     11              11
Ford Motor Credit Co. (z)
   2.520% due 04/07/05                                  2,100           2,072
Frank Russell Investment Company Money Market
   Fund                                           261,797,000         261,797
Freddie Mac Discount Note (z)
   1.545% due 11/12/04 (c)                              3,700           3,698
   1.570% due 11/15/04 (c)                              3,700           3,698
   1.579% due 11/22/04 (c)                              1,400           1,399
   1.575% due 11/24/04 (c)                              2,100           2,098
   1.780% due 12/14/04 (c)                              2,800           2,794
   1.820% due 12/21/04 (c)                              2,900           2,893
   1.919% due 01/04/05                                  4,000           3,985
   1.938% due 01/11/05                                  4,000           3,981
   1.950% due 01/18/05 (c)                                400             398
   1.985% due 01/25/05                                    700             696
General Electric Capital Corp. Discount Note (z)
   1.590% due 11/08/04                                  5,600           5,588
   1.720% due 12/02/04                                    400             400
   1.800% due 12/14/04                                  1,400           1,398
   2.040% due 02/04/05                                  4,200           4,171
General Motors Acceptance Corp.
   2.404% due 03/22/05                                    900             884
   2.436% due 04/05/05                                  1,400           1,379
   2.495% due 04/05/05                                    400             393
   2.535% due 04/05/05                                    100              99
HBOS Treasury Services, PLC (c)(z)
   1.625% due 11/02/04                                    100             100
   1.725% due 12/01/04                                    400             399
ING US Funding, LLC (c)(z)
   1.790% due 12/08/04                                  1,400           1,397

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
International Bank for Reconstruction &
   Development
   4.750% due 12/20/04                           JPY   16,000             152
Italy Government International Bond
   5.000% due 12/15/04                           JPY   42,000             399
KFW International Finance
   1.000% due 12/20/04                           JPY   38,000             359
Lone Star Industries (p)
   8.850% due 06/15/05                                    655             670
Newcourt Credit Group, Inc.
   Series B
   6.875% due 02/16/05                                    245             248
Niagara Mohawk Power Corp.
   7.625% due 10/01/05                                    510             531
Nordea North America, Inc. (c)(z)
   1.790% due 12/08/04                                 10,000           9,982
Residential Asset Mortgage Products, Inc.
   Series 2002-RZ4 Class AIO
   Interest only
   5.750% due 04/25/05                                  1,084              23
Royal Bank of Scotland (c)(z)
   1.630% due 11/03/04                                  8,400           8,399
   1.835% due 12/20/04                                    800             798
Santander Financial Issuances
   6.800% due 07/15/05                                    155             159
Spintab Swedish Mortgage (c)(z)
   1.615% due 11/01/04                                  1,700           1,700
Svenska Handlesbanken, Inc. (c)(z)
   1.625% due 11/04/04                                  1,900           1,900
   1.730% due 12/02/04                                  7,500           7,489
Swedbank Forenings (c)(z)
   1.800% due 12/20/04                                  6,100           6,085
UBS Financial Del, LLC (c)(z)
   1.630% due 11/16/04                                  3,200           3,198
   1.665% due 11/23/04                                    100             100
   1.785% due 12/14/04                                  8,100           8,082
   1.835% due 12/22/04                                    100             100
   1.930% due 01/24/05                                    200             199
   2.070% due 02/28/05                                    300             298
United States Treasury Bill
   1.550% due 12/02/04 (c)(z)(sec.)                     1,000             999
   1.558% due 12/02/04 (c)(S)                             200             200
   1.575% due 12/02/04 (c)(z)(S)                        1,125           1,123
   1.594% due 12/02/04 (c)(z)(S)                           50              50
   1.602% due 12/02/04 (c)(z)(S)                           60              60
   1.612% due 12/02/04 (c)(z)                              50              50
   1.621% due 12/16/04 (c)(z)(S)(N)                       360             359
   1.630% due 12/16/04 (c)(z)(S)(N)                     1,100           1,098
   1.640% due 12/16/04 (c)(z)(S)(N)                        50              50
   1.645% due 12/16/04 (c)(z)(S)(N)                        40              40
   1.648% due 12/16/04 (c)(z)(S)(N)                        40              40

 150  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   1.650% due 12/16/04 (c)(z)(N)                       10,600          10,578
   1.658% due 12/16/04 (c)(z)(S)(N)                       260             259
   1.682% due 01/13/05 (S)                                400             397
   1.940% due 03/31/05 (S)                                350             347
   1.940% due 03/31/05 (z)(S)                             150             149
   1.955% due 03/31/05 (z)(S)                              50              49
US Bancorp
   Series MTNJ
   6.875% due 12/01/04                                    850             853
Wachovia Corp.
   7.550% due 08/18/05                                    875             910
Wells Fargo Bank N.A. (c)(z)
   1.780% due 11/12/04                                 11,100          11,100
Westpac Capital Corp. (c)(z)
   1.665% due 11/23/04                                  5,300           5,295
                                                                 ------------
(cost $539,681)                                                       540,621
                                                                 ------------

WARRANTS & RIGHTS - 0.0%
Consumer Discretionary - 0.0%
Travelcenters Of America, Inc.
   2009 Warrants (AE)                                      30              --
                                                                 ------------
Materials & Processing - 0.0%
Solutia, Inc.
   2009 Warrants (AE)(p)                                  850              --
                                                                 ------------

Miscellaneous - 0.0%
Mexico Government International Bond Value
   Recovery Rights (AE)
   Series C                                         5,900,000             119
   Series D                                         5,887,000             116
   Series E                                         3,950,000              47
                                                                 ------------
                                                                          282
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Utilities - 0.0%
GT Group Telecom, Inc.
   2010 Warrants (AE)(p)(SS)                              676              --
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $211)                                                               282
                                                                 ------------

OTHER SECURITIES - 14.8%
Frank Russell Investment Company Money Market
   Fund (X)                                        81,010,038          81,010
State Street Securities Lending Qualities Trust
   (X)                                            121,744,899         121,745
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $202,755)                                                       202,755
                                                                 ------------

TOTAL INVESTMENTS - 133.0%
(identified cost $1,794,637)                                        1,821,495

OTHER ASSETS AND LIABILITIES
NET - (33.0%)                                                        (451,781)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,369,714
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                    Multistrategy Bond Fund  151

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
10 Year Japan Government Bond Futures
   expiration date 12/04 (5)                                6,525                 75

Euribor Futures (UK)
   expiration date 06/05 (3)                                  937                  3
   expiration date 09/05 (2)                                  624                  3
   expiration date 12/05 (1)                                  311                  1

Eurodollar Futures
   expiration date 12/04 (109)                             26,616                 (7)
   expiration date 06/05 (4)                                  973                 --
   expiration date 09/05 (370)                             89,836                116
   expiration date 12/05 (42)                              10,176                 40

Germany, Federal Republic 5 Year Bonds
   expiration date 12/04 (72)                              10,345                102

Germany, Federal Republic 10 Year Bonds
   expiration date 12/04 (415)                             62,077                675

United States Treasury Bonds
   expiration date 12/04 (131)                             14,914                266

United States Treasury 2 Year Notes
   expiration date 12/04 (261)                             55,271                158

United States Treasury 5 Year Notes
   expiration date 12/04 (65)                               7,239                 (3)

United States Treasury 10 Year Notes
   expiration date 12/04 (601)                             68,251                665

Short Positions
United States Treasury 10 Year Notes
   expiration date 12/04 (292)                             33,160               (559)
   expiration date 03/05 (14)                               1,581                 (1)
                                                                     ---------------
Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                      1,534
                                                                     ===============

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Euribor Futures
   Dec 2004 97.00 (EUR) Put (11)                            3,412                 --
   June 2005 94.25 (GBP) Put (22)                           4,761                 --

Swap Option Three Month LIBOR
   Nov 2004 3.14 Call (1)                                  12,560                276
   Nov 2004 6.70 Put (1)                                   26,800                 --

United States Treasury Notes 10 Year Futures
   Dec 2004 114.00 Call (247)                              28,158                139
   Dec 2004 110.00 Put (168)                               18,480                 10
   Dec 2004 111.00 Put (54)                                 5,994                  6
                                                                     ---------------

Total Liability for Options Written
   (premiums received $563)                                                      431
                                                                     ===============

FOREIGN CURRENCY EXCHANGE CONTRACTS
-------------------------------------------------------------------------
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             126      EUR           100    11/02/04                  2
USD             252      EUR           200    11/02/04                  3
USD             383      EUR           300    12/09/04                  1
USD             383      EUR           300    12/09/04                  1
USD           3,312      EUR         2,590    12/10/04                  1
USD           4,444      EUR         3,520    12/10/04                 59
EUR             300      USD           383    11/02/04                 (1)
EUR             225      USD           276    11/29/04                (11)
EUR             769      USD           968    12/09/04                (16)
EUR           8,760      USD        10,603    12/10/04               (602)
EUR             227      USD           286    01/26/05                 (4)
JPY          25,580      USD           239    01/27/05                 (4)
                                                           --------------

                                                                     (571)
                                                           ==============

See accompanying notes which are an integral part of the financial statements.

 152  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands

INDEX SWAPS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                    NOTIONAL                                                 APPRECIATION
        FUND RECEIVES                COUNTER         AMOUNT            FUND PAYS           TERMINATION      (DEPRECIATION)
     UNDERLYING SECURITY              PARTY             $            FLOATING RATE             DATE               $
------------------------------   ----------------   ---------   -----------------------   --------------   ----------------
Lehman Brothers CMBS                                            1 Month USD LIBOR-
   ERISA Eligible Index          Lehman Brothers        1,970      BBA minus 0.30%           11/30/04                    30

Lehman Brothers CMBS                                            1 Month USD LIBOR-
   ERISA Eligible Index          Lehman Brothers        3,450      BBA minus 0.45%           01/01/05                   134
                                                                                                           ----------------
                                                                                                                        164
                                                                                                           ================

INTEREST RATE SWAPS
------------------------------------------------------------------------------------------------------------------------------------
                                       NOTIONAL                                                                          MARKET
             COUNTER                    AMOUNT              FUND                                   TERMINATION           VALUE
              PARTY                       $               RECEIVES             FUND PAYS               DATE                $
---------------------------------   --------------   ------------------   --------------------   ----------------   ----------------
Barclay's                     USD            4,200   4.000%               Three Month LIBOR          12/15/06                    82
Barclay's                     USD              100   4.000%               Three Month LIBOR          12/15/06                     2
Barclay's                     GBP            2,200   5.000%               Six Month LIBOR            06/18/34                   (80)
Goldman                       JPY          129,100   2.000%               Six Month LIBOR            06/15/12                   (58)
Goldman                       JPY          130,000   2.000%               Six Month LIBOR            06/15/12                   (58)
JP Morgan                     EUR            3,900   6.000%               Six Month LIBOR            06/18/34                   294
JP Morgan                     GBP              300   5.000%               Six Month LIBOR            06/18/34                   (11)
Lehman                        USD            6,800   6.000%               Three Month LIBOR          12/15/24                  (785)
Merrill Lynch                 EUR            4,900   4.000%               Six Month LIBOR            03/15/07                   150
Morgan Stanley                USD              300   5.000%               Three Month LIBOR          12/15/14                    12
Morgan Stanley                JPY          130,000   2.000%               Six Month LIBOR            06/15/12                   (58)
UBS                           GBP              300   5.000%               Six Month LIBOR            06/18/34                   (11)
UBS                           USD            8,600   4.000%               Three Month LIBOR          12/15/09                    96
UBS                           JPY          250,000   2.000%               Six Month LIBOR            06/15/12                  (112)
                                                                                                                    ----------------

Total Market Value of Interest Rate Swaps premiums
   (received) - ($547)                                                                                                         (537)
                                                                                                                    ================

  See accompanying notes which are an integral part of the financial statements.

                                                    Multistrategy Bond Fund  153

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands

                                                       % OF
                                                        NET
PORTFOLIO SUMMARY (UNAUDITED)                         ASSETS
-----------------------------------------------------------------
Asset-Backed Securities                                       6.8
Corporate Bonds and Notes                                    14.8
Emerging Markets Debt                                         0.4
International Debt                                            5.3
Mortgage-Backed Securities                                   34.9
Municipal Bonds                                               1.3
Non-US Bonds                                                  1.0
Registered Investment Company Funds                            --*
United States Government Agencies                             1.8
United States Government Treasuries                          12.0
Options Purchased                                              --*
Common Stocks                                                 0.1
Preferred Stocks                                              0.3
Short-Term Investments                                       39.5
Other Securities                                             14.8
                                                  ---------------
Total Investments                                           133.0
Other Assets and Liabilities, Net                          (33.0)
                                                  ---------------

Net Assets                                                  100.0
                                                  ===============

Futures Contracts                                             0.1
Options Written                                                --*
Foreign Currency Contracts                                     --*
Index Swaps                                                    --*
Interest Rate Swaps                                            --*

* Less than .05%

See accompanying notes which are an integral part of the financial statements.

 154  Multistrategy Bond Fund

                      (This page intentionally left blank)

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
(GRAPHIC)

                                                                 TAX EXEMPT BOND - CLASS S           LEHMAN 1-10 YEAR MUNI **
                                                                 -------------------------           ------------------------
Inception*                                                                 10000                              10000
1995                                                                       10624                              11166
1996                                                                       11005                              11689
1997                                                                       11526                              12513
1998                                                                       12145                              13380
1999                                                                       12093                              13475
2000                                                                       12785                              14324
2001                                                                       13947                              15655
2002                                                                       14612                              16530
2003                                                                       15199                              17298
2004                                                                       15752                              18009

Tax Exempt Bond Fund - Class S
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,364               3.64%
5 Years                $      13,026               5.42%S
10 Years               $      15,752               4.65%S

Tax Exempt Bond Fund - Class E ++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,338               3.38%
5 Years                $      12,868               5.17%S
10 Years               $      15,541               4.50%S

Tax Exempt Bond Fund - Class C ++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,262               2.62%
5 Years                $      12,405               4.40%S
10 Years               $      14,917               4.08%S

Lehman 1-10 Year Muni
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,411               4.11%
5 Years                $      13,365               5.97%S
10 Years               $      18,009               6.06%S

 156  Tax Exempt Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

Seeks to provide federal tax-exempt current income consistent with the preservation of capital. The Fund will invest, under normal circumstances, at least 80% of the value of its assets in investments, the income from which is exempt from federal income tax.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDING OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2004, the Tax Exempt Bond Fund Class S, Class E and Class C gained 3.64%, 3.38% and 2.62%, respectively. This compared to the Lehman Brothers Municipal 1-10 Year Index, which gained 4.11% during the same period. Class S, Class E and Class C performance is net of operating expenses of 0.53%, 0.78% and 1.53%, respectively. Index returns are unmanaged and do not include expenses of any kind.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MANAGERS.

Over the year, the Fund generated positive performance from security selection mainly in the revenue and general obligation sectors, as well as in the tobacco sub-sector. Additionally, while the Fund's portfolio maintained an underweight position in California municipal securities relative to the proportion of such securities contained in the Fund's benchmark index, the magnitude of the underweight declined. The impact of the California underweight was negative from a performance standpoint, as California general obligation bonds performed well over the year. However, the money managers did a good job of security selection within California municipal securities and those individual securities added to performance. Managers chose to increase the allocation to California-related securities predicting that some credit rating agencies would increase the state's credit rating due to improving financial fundamentals and decreasing political uncertainty. Also adding to performance was the fact that the fund overweighted higher yielding sectors like the revenue sector, which resulted in a higher yield and therefore more income than the benchmark.

The largest detractor to performance was a shorter than index duration position which was held throughout the year. MFS, in particular, felt that interest rates where going to increase and therefore held a shorter than index duration position. The volatility of interest rates made the timing of MFS' duration position difficult to manage resulting in negative performance.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THEY ARE POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

The municipal market presented managers with many challenges over the year. For example, the fear of rising interest rates, the lack of traditional investor demand, strong influence by hedge funds and net negative cash outflows were among the main challenges.

Given the uncertainty in the market, the Fund's money managers tended to stick with simple strategies in an effort to add value. For example, managers attempted to generate performance from sector rotation and security selection, while maintaining a more cautious duration position.

The Fund's overall municipal bond market sector allocations remained relatively constant, although the Fund maintained an overweight position as compared to the benchmark with respect to higher yielding sectors within the municipal bond market. Correspondingly, the Fund maintained an underweight position as compared to the benchmark with respect to lower yielding sectors such as the general obligation and pre-refunded sectors.

Anticipating a higher interest rate environment, the Fund's money managers, in particular MFS, continued throughout the year to position the Fund's portfolio for an increase in interest rates with near benchmark to slightly less than benchmark duration.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MANAGER LINE-UP?

On March 1, 2004, the Fund's investment objective was changed. The Fund's prior investment objective was to provide a high level of federal tax-exempt current income by investing primarily in a diversified portfolio of investment grade municipal securities. The change to the investment objective did not affect materially the manner in which the Fund is managed.

The Fund's money managers remained unchanged throughout the year, with both managers, Standish Mellon and MFS, receiving an equal weighting of the Fund's investment portfolio.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE MULTI-MANAGER FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

MFS' performance suffered the most from duration positioning. During the past year, MFS felt that interest rates would rise and, therefore, positioned its portion of the Fund's investment portfolio with a shorter duration than that of its benchmark index in an effort to take advantage of higher anticipated interest rates. While interest rates in certain segments of the yield curve did rise, other segments of the yield curve experienced a decline in interest rates. As a result of these interest rate effects, MFS was unable to generate the returns that they expected from their duration strategy. In addition, MFS' investment strategies were negatively impacted by interest rate volatility.

                                                       Tax Exempt Bond Fund  157

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

Like MFS' investment returns, Standish Mellon's returns also suffered from interest rate volatility, but benefited from a less aggressive interest rate strategy. While Standish also felt that interest rates were likely to increase, they felt the additional income earned from maintaining a longer than benchmark duration position warranted a less aggressive strategy relative to MFS. As a result of Standish Mellon's interest rate strategy, their investment returns were better than MFS' returns.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR BOND SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

The municipal market presented managers with many challenges over the year. For example, the fear of rising interest rates, the lack of traditional investor demand, strong influence by hedge funds and net negative cash outflows presented the main challenges. Interest rate management was especially challenging given the volatility in rate movements. For example, yields on AAA-rated general obligation securities increased for maturities less than seven years, but increased for maturities greater than seven years.

Given the uncertainty in the market, the Fund's money managers tended to stick with simple strategies in an effort to add value. For example, managers attempted to generate performance from sector rotation and security selection, while maintaining a more cautious duration position. Our managers were generally overweight higher yielding sectors like revenue which generated a 6.97% return while underweighting lower yielding sectors like general obligations and pre-refunded which generated a 5.81% and 3.41% returns respectively.

Money Managers as of October 31, 2004     Styles


MFS Institutional Advisors, Inc.          Fully Discretionary
Standish Mellon Asset Management
   Company LLC                            Fully Discretionary

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of Frank Russell Investment Management Company (FRIMCo), or any other person in FRIMCo or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and FRIMCo disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for a Frank Russell Investment Company (FRIC) Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any FRIC Fund.

                              --------------------

*     Tax Exempt Bond Fund Class S assumes initial investment on November 1,
      1994.

** Lehman Brothers 1-10 Year Municipal Bond Index is an index, with income reinvested, representative of municipal bonds with maturities ranging from 1-10 years.

++ Tax Exempt Bond Fund Class S performance has been linked with Class E to provide historical perspective. From May 14, 1999 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++ Tax Exempt Bond Fund Class S and Class E performance has been linked with Class C to provide historical perspective. From March 29, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

sec.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 158  Tax Exempt Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SHAREHOLDER EXPENSE EXAMPLE -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS ANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
         CLASS C               PERFORMANCE      BEFORE EXPENSES)
--------------------------    --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,007.14      $     1,017.26
Expenses Paid During
Period*                       $         7.77      $         7.81

* Expenses are equal to the Fund's annualized expense ratio of 1.54%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
         CLASS E               PERFORMANCE      BEFORE EXPENSES)
--------------------------    --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,011.58      $     1,021.08
Expenses Paid During
Period*                       $         3.94      $         3.96

* Expenses are equal to the Fund's annualized expense ratio of 0.78%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
         CLASS S               PERFORMANCE      BEFORE EXPENSES)
--------------------------    --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,013.08      $     1,022.34
Expenses Paid During
Period*                       $         2.68      $         2.69

* Expenses are equal to the Fund's annualized expense ratio of 0.53%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                       Tax Exempt Bond Fund  159

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                         DATE           MARKET
                                                               AMOUNT ($)        RATE             OF            VALUE
                                                               OR SHARES           %          MATURITY#           $
-------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 94.9%
Alabama - 1.6%
Birmingham Jefferson Civic Center Authority Special Tax                425          5.250      01/01/05               427
City of Tuscaloosa Alabama General Obligation Unlimited                340          5.000      02/15/07               361
County of Baldwin Alabama General Obligation Unlimited                 545          5.000      02/01/14               606
County of Jefferson Alabama General Obligation Unlimited               500          5.000      04/01/10               550
Courtland Industrial Development Board Revenue Bonds                   250          5.000      11/01/13               265
Huntsville Health Care Authority Revenue Bonds                         200          5.250      06/01/05               203
Marshall County Health Care Authority Revenue Bonds                    155          4.500      01/01/05               156
Marshall County Health Care Authority Revenue Bonds                    160          4.500      01/01/06               163
Mobile County Board of School Commissioners General
   Obligation Unlimited, weekly demand                                 375          5.000      03/01/12               412
                                                                                                             ------------
                                                                                                                    3,143
                                                                                                             ------------

Alaska - 0.6%
City of Anchorage Alaska General Obligation Unlimited,
   weekly demand (pre-refunded 12/1/2010) (ae)                         500          5.750      12/01/16               579
State of Alaska General Obligation Unlimited                           595          5.250      07/15/11               671
                                                                                                             ------------
                                                                                                                    1,250
                                                                                                             ------------

Arizona - 3.1%
Arizona School Facilities Board Revenue Bonds                        1,200          5.000      07/01/13             1,346
Arizona State Transportation Board Revenue Bonds, weekly
   demand                                                              500          5.250      07/01/12               562
Arizona State Transportation Board Revenue Bonds                     1,500          5.000      07/01/14             1,688
Maricopa County Pollution Control Corp. Revenue Bonds,
   annual demand (E)                                                   200          2.900      06/01/35               197
Phoenix Civic Improvement Corp. Revenue Bonds                          250          5.500      07/01/07               270
Phoenix Civic Plaza Building Corp. Revenue Bonds, weekly
   demand                                                            1,000          5.900      07/01/10             1,036
Salt River Project Agricultural Improvement & Power District
   Revenue Bonds                                                       500          5.500      01/01/05               503
State of Arizona Certificate of Participation                          200          5.500      05/01/10               226
University of Arizona Revenue Bonds                                    430          5.000      06/01/06               450
                                                                                                             ------------
                                                                                                                    6,278
                                                                                                             ------------

Arkansas - 0.4%
Fayetteville Arkansas Revenue Bonds                                     55          3.200      06/01/07                55
University of Arkansas Revenue Bond Series A                           750          5.000      11/01/10               831
                                                                                                             ------------
                                                                                                                      886
                                                                                                             ------------

California - 11.0%
Abag Finance Authority for Nonprofit Corps. Certificate of
   Participation, weekly demand                                        600          5.700      08/15/14               651
California Health Facilities Financing Authority Revenue
   Bonds, annual demand (E)                                          1,500          4.950      07/01/26             1,576
California Housing Finance Agency Revenue Bonds, weekly
   demand                                                              710          5.850      08/01/16               749
California State Department of Transportation Revenue Bonds          1,000          5.000      02/01/15             1,119
California State Department of Water Resources Revenue Bonds           250          5.500      05/01/10               280
California State Department of Water Resources Revenue Bonds           500          5.250      05/01/11               563
California State Department of Water Resources Revenue Bonds         1,000          5.250      05/01/12             1,127

 160  Tax Exempt Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                         DATE           MARKET
                                                               AMOUNT ($)        RATE             OF            VALUE
                                                               OR SHARES           %          MATURITY#           $
-------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority
   Revenue Bonds, annual demand (E)                                  1,000          5.200      12/01/29             1,064
California Statewide Communities Development Authority
   Revenue Bonds, annual demand (E)                                  1,100          2.625      04/01/34             1,097
California Statewide Communities Development Authority
   Revenue Bonds, annual demand (E)                                    500          3.450      04/01/35               496
California Statewide Communities Development Authority
   Revenue Bonds, annual demand (E)                                    900          4.350      11/01/36               937
Golden State Tobacco Securitization Corp. Revenue Bonds,
   weekly demand                                                       665          5.250      06/01/16               676
Golden State Tobacco Securitization Corp. Revenue Bonds,
   weekly demand                                                       405          5.500      06/01/18               421
Golden State Tobacco Securitization Corp. Revenue Bonds,
   weekly demand                                                       930          5.000      06/01/21               932
Kings River Conservation District Certificate of
   Participation                                                       850          5.000       15/1/15               922
Southern California Public Power Authority Revenue Bonds               405          5.375      01/01/12               460
State of California General Obligation Unlimited                     1,000          6.600      02/01/10             1,166
State of California General Obligation Unlimited                     1,000          5.000      10/01/11             1,106
State of California General Obligation Unlimited                     2,050          5.000      02/01/12             2,255
State of California General Obligation Unlimited                     1,000          5.250      07/01/14             1,140
State of California General Obligation Unlimited, annual
   demand (E)                                                        1,000          3.500      07/01/23             1,036
State of California General Obligation Unlimited, annual
   demand (E)                                                          255          5.000      07/01/23               278
State of California General Obligation Unlimited, weekly
   demand                                                              500          5.250      02/01/14               558
University of California Revenue Bonds                               1,500          5.000      05/15/13             1,678
                                                                                                             ------------
                                                                                                                   22,287
                                                                                                             ------------

Colorado - 1.6%
Colorado Department of Transportation Revenue Bonds                    265          6.000      06/15/08               299
Colorado Health Facilities Authority Revenue Bonds                     205          5.000      09/01/10               219
Colorado Health Facilities Authority Revenue Bonds                     210          5.000      09/01/11               224
Colorado Health Facilities Authority Revenue Bonds, annual
   demand (E)                                                          265          3.750      06/01/34               267
Colorado Housing & Finance Authority Revenue Bonds, weekly
   demand                                                               90          7.250      04/01/10                91
Colorado Housing & Finance Authority Revenue Bonds,
   semi-annual demand                                                  130          6.300      08/01/12               133
Colorado Housing & Finance Authority Revenue Bonds (E)                  95          6.300      08/01/16                99
Colorado Housing & Finance Authority Revenue Bonds, weekly
   demand                                                               55          6.700      10/01/16                57
Denver Health & Hospital Authority Revenue Bonds                     1,000          5.000      12/01/04             1,002
Highlands Ranch Metropolitan District No. 1 General
   Obligation Unlimited                                                750          5.750      09/01/12               870
                                                                                                             ------------
                                                                                                                    3,261
                                                                                                             ------------

Delaware - 0.6%
Delaware State Economic Development Authority Revenue Bonds            825          6.500      01/01/08               882
Delaware State Economic Development Authority Revenue Bonds,
   annual demand (E)                                                   250          4.900      05/01/26               273
                                                                                                             ------------
                                                                                                                    1,155
                                                                                                             ------------

District of Columbia - 1.5%
District of Columbia Certificate of Participation                      500          5.250      01/01/08               544
District of Columbia General Obligation Unlimited                    1,000          5.500      06/01/09             1,119
District of Columbia General Obligation Unlimited, weekly
   demand (pre-refunded 6/1/2006) (ae)                                 800          6.375      06/01/16               871

                                                       Tax Exempt Bond Fund  161

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                         DATE           MARKET
                                                               AMOUNT ($)        RATE             OF            VALUE
                                                               OR SHARES           %          MATURITY#           $
-------------------------------------------------------------------------------------------------------------------------
District of Columbia Revenue Bonds                                     400    Zero coupon      07/01/05               393
District of Columbia TOB Settlement Financing Corp. Revenue
   Bonds                                                               200          5.200      05/15/08               203
                                                                                                             ------------
                                                                                                                    3,130
                                                                                                             ------------

Florida - 5.4%
City of Tallahassee Florida Revenue Bonds                              500          5.000      10/01/11               557
County of Escambia Florida Revenue Bonds, weekly demand                740          5.250      10/01/14               827
County of Hillsborough Florida Revenue Bonds, semi-annual
   demand                                                              110          6.200      12/01/08               118
Escambia County Health Facilities Authority Revenue Bonds            1,000          5.000      11/15/06             1,057
Florida State Board of Education General Obligation
   Unlimited                                                         1,000          6.500      06/01/07             1,110
Florida State Division Of Bond Finance Revenue Bonds                   500          5.750      07/01/06               531
Florida Water Pollution Control Financing Corp. Revenue
   Bonds, weekly demand                                                500          5.500      01/15/12               567
Hillsborough County Educational Facilities Authority Revenue
   Revenue Bonds, semi-annual demand                                   915          5.750      04/01/18               993
Martin County Health Facilities Authority Revenue Bonds                200          5.250      11/15/08               211
Miami-Dade County Educational Facilities Authority Revenue
   Bonds, weekly demand                                              1,500          5.000      04/01/17             1,654
North Miami Florida Revenue Bonds                                    1,325          5.000      04/01/10             1,458
Orlando Utilities Commission Revenue Bonds                           1,225          5.900      10/01/08             1,384
State of Florida General Obligation Unlimited, weekly demand
   (pre-refunded 7/1/2005) (ae)                                        500          5.800      07/01/18               518
                                                                                                             ------------
                                                                                                                   10,985
                                                                                                             ------------

Georgia - 3.4%
City of Atlanta Georgia Revenue Bonds                                1,000          5.500      11/01/14             1,164
Columbia County Georgia Revenue Bonds                                  750          6.000      06/01/20               915
Dalton Georgia Revenue Bonds                                           500          5.750      01/01/09               562
Fulton County Development Authority Revenue Bonds                      500          5.750      11/01/11               582
Georgia Municipal Electric Authority Revenue Bonds                     850          6.250      01/01/17             1,052
Georgia State Road & Tollway Authority Revenue Bonds                   590          5.250      03/01/11               667
Private Colleges & Universities Authority Revenue Bonds                 70          6.000      06/01/05                71
State of Georgia General Obligation Unlimited                        1,000          5.750      08/01/08             1,122
State of Georgia General Obligation Unlimited                          600          6.500      12/01/09               708
                                                                                                             ------------
                                                                                                                    6,843
                                                                                                             ------------

Hawaii - 1.3%
Honolulu City & County Hawaii General Obligation Unlimited           1,000          5.000      07/01/14             1,116
Kauai County Hawaii General Obligation Unlimited, weekly
   demand (pre-refunded 8/1/2010) (ae)                                 375          6.250      08/01/19               442
State of Hawaii General Obligation Unlimited                         1,000          5.750      01/01/10             1,138
                                                                                                             ------------
                                                                                                                    2,696
                                                                                                             ------------

Illinois - 6.2%
Chicago Metropolitan Water Reclamation District-Greater
   Chicago General Obligation Unlimited                              2,000          6.500      12/01/07             2,258
City of Chicago Illinois General Obligation Unlimited,
   weekly demand                                                       750          6.000      01/01/11               864
City of Chicago Illinois Tax Allocation                                700    Zero coupon      12/01/07               646

 162  Tax Exempt Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                         DATE           MARKET
                                                               AMOUNT ($)        RATE             OF            VALUE
                                                               OR SHARES           %          MATURITY#           $
-------------------------------------------------------------------------------------------------------------------------
Cook County Community Consolidated School District No.
   15-Palatine General Obligation, Ltd.                              1,000    Zero coupon      12/01/11               767
Cook County Community Consolidated School District No.
   15-Palatine General Obligation, Ltd.                              2,235    Zero coupon      12/01/13             1,554
Illinois Educational Facilities Authority Revenue Bonds,
   annual demand                                                       450          3.350      03/01/34               452
Illinois Finance Authority Revenue Bonds                               400    Zero coupon      01/01/10               335
Illinois Finance Authority Revenue Bonds                               670          5.500      10/01/12               748
Illinois Finance Authority Revenue Bonds, weekly demand
   (pre-refunded 7/1/2006) (ae)                                        420          7.375      07/01/21               465
Illinois Health Facilities Authority Revenue Bonds                   1,420          5.500      08/15/05             1,460
Illinois Health Facilities Authority Revenue Bonds                     240          5.500      08/01/07               261
Illinois Health Facilities Authority Revenue Bonds                     545          6.000      05/15/10               592
Lake County Community Unit School District No. 116-Round
   Lake General Obligation Unlimited                                   400          7.600      02/01/14               527
Lake County Forest Preservation District General Obligation
   Unlimited                                                         1,215    Zero coupon      12/01/07             1,120
Macon County & Decatur Illinois Certificate of Participation           425          6.500      01/01/05               428
                                                                                                             ------------
                                                                                                                   12,477
                                                                                                             ------------

Indiana - 3.0%
Allen County Jail Building Corp. Revenue Bonds                         300          5.750      10/01/09               340
City of Indianapolis Indiana Revenue Bonds                             450          5.000      10/01/06               475
Columbus Multi School Building Corp. Indiana Revenue Bonds             450          5.000      01/10/10               495
Franklin Township School Building Corp./Marion County
   Indiana Revenue Bonds                                               500          5.750      07/15/06               531
Indiana Health Facility Financing Authority                            560          5.375      12/01/08               623
Indiana Health Facility Financing Authority Revenue Bonds               90          4.500      02/15/05                91
Indiana Health Facility Financing Authority Revenue Bonds            1,000          5.500      11/15/10             1,112
Indiana Health Facility Financing Authority Revenue Bonds,
   annual demand (pre-refunded 11/1/2007) (E)(ae)                    1,290          5.000      11/01/26             1,381
Indiana Housing Finance Authority Revenue Bonds, weekly
   demand                                                              250          6.600      07/01/05               251
Indiana University Revenue Bonds, weekly demand                        500          5.750      08/01/10               563
Lawrenceburg Indiana Revenue Bonds, annual demand (E)                  225          2.625      10/01/19               225
                                                                                                             ------------
                                                                                                                    6,087
                                                                                                             ------------

Iowa - 0.2%
Iowa Finance Authority Revenue Bonds                                   290          6.000      07/01/10               326
                                                                                                             ------------

Kansas - 2.6%
Butler & Sedgwick Counties Unified School District No. 385
   Andover General Obligation Unlimited                                500          5.000      09/01/09               551
City of Burlington Kansas Revenue Bonds, annual demand (E)             750          2.650      06/01/31               752
Kansas Development Finance Authority Revenue Bonds                     150          5.000      08/01/10               166
Kansas Development Finance Authority Revenue Bonds                   1,000          5.000      08/01/13             1,117
Kansas State Department of Transportation Revenue Bonds                500          7.250      03/01/05               509
Kansas State Department of Transportation Revenue Bonds,
   weekly demand (E)                                                 2,100          1.690      09/01/20             2,100
                                                                                                             ------------
                                                                                                                    5,195
                                                                                                             ------------

                                                       Tax Exempt Bond Fund  163

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                         DATE           MARKET
                                                               AMOUNT ($)        RATE             OF            VALUE
                                                               OR SHARES           %          MATURITY#           $
-------------------------------------------------------------------------------------------------------------------------
Louisiana - 0.6%
Jefferson Parish Hospital Service District No. 2 Revenue
   Bonds, annual demand                                              1,000          5.250      12/01/15             1,033
Louisiana Energy & Power Authority Revenue Bonds                       200          5.500      01/01/08               220
                                                                                                             ------------
                                                                                                                    1,253
                                                                                                             ------------

Massachusetts - 3.7%
Commonwealth of Massachusetts General Obligation, Ltd.               1,500          5.000      12/01/07             1,627
Commonwealth of Massachusetts General Obligation, Ltd.,
   weekly demand (pre-refunded 2/1/2010) (ae)                          430          6.000      02/01/11               501
Commonwealth of Massachusetts General Obligation, Ltd.,
   weekly demand (pre-refunded 10/1/2010) (ae)                       1,000          5.750      10/01/19             1,149
Commonwealth of Massachusetts General Obligation, Ltd.,
   weekly demand (pre-refunded 1/1/2013) (ae)                        1,000          5.250      01/01/22             1,130
Massachusetts Bay Transportation Authority Revenue Bonds               500          6.000      03/01/06               526
Massachusetts Bay Transportation Authority Revenue Bonds             1,000          5.250      07/01/10             1,120
Massachusetts Development Finance Agency Revenue Bonds                 360          5.750      08/01/05               368
Massachusetts Development Finance Agency Revenue Bonds                 185          5.125      12/01/11               196
Massachusetts Development Finance Agency Revenue Bonds                  50          5.150      10/01/14                53
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds                                                       110          4.500      10/01/05               112
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds                                                       100          5.000      07/01/07               104
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds                                                       145          5.000      07/01/09               155
Massachusetts State Port Authority Revenue Bonds                       200          6.000      07/01/06               213
Massachusetts State Port Authority Revenue Bonds                       125          5.250      07/01/07               134
Massachusetts State Port Authority Revenue Bonds                       150          5.750      07/01/10               170
                                                                                                             ------------
                                                                                                                    7,558
                                                                                                             ------------

Michigan - 1.7%
Bishop International Airport Authority Revenue Bonds                   750          5.000      12/01/10               802
Ferndale Michigan General Obligation Unlimited, semi-annual
   demand                                                              250          5.000      04/01/15               275
Kent Hospital Finance Authority Revenue Bonds                          250          5.250      01/15/07               264
Manistee Area Public Schools General Obligation Unlimited              235          6.000      05/01/08               263
Michigan Municipal Bond Authority Revenue Bonds, weekly
   demand (pre-refunded 10/1/2010) (ae)                                500          5.750      10/01/11               583
Michigan Municipal Bond Authority Revenue Bonds                        665          5.000      05/01/13               745
Michigan State Hospital Finance Authority Revenue Bonds                250          5.000      05/15/07               267
Michigan State Hospital Finance Authority Revenue Bonds,
   weekly demand                                                       190          5.500      03/01/13               207
                                                                                                             ------------
                                                                                                                    3,406
                                                                                                             ------------

Minnesota - 0.4%
City of State Cloud Minnesota Revenue Bonds                            340          5.500      05/01/06               357
State of Minnesota General Obligation Unlimited                        500          6.000      08/01/05               515
                                                                                                             ------------
                                                                                                                      872
                                                                                                             ------------

Mississippi - 0.7%
State of Mississippi General Obligation Unlimited                    1,000          6.000      11/01/08             1,134
State of Mississippi General Obligation Unlimited                      300          5.375      07/01/17               348
                                                                                                             ------------
                                                                                                                    1,482
                                                                                                             ------------

 164  Tax Exempt Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                         DATE           MARKET
                                                               AMOUNT ($)        RATE             OF            VALUE
                                                               OR SHARES           %          MATURITY#           $
-------------------------------------------------------------------------------------------------------------------------
Missouri - 0.4%
Jackson County Reorganized School District No. 7 General
   Obligation Unlimited                                                250          4.375      03/01/11               269
Missouri Housing Development Commission Revenue Bonds                  200          4.350      12/01/07               207
Southeast Missouri State University Revenue Bonds                      250          5.625      04/01/10               285
                                                                                                             ------------
                                                                                                                      761
                                                                                                             ------------

Montana - 0.5%
Montana State Board of Regents Revenue Bonds                           500          4.750      05/15/13               549
Montana State Board of Regents Revenue Bonds                           500          4.750      05/15/14               549
                                                                                                             ------------
                                                                                                                    1,098
                                                                                                             ------------

Nevada - 1.1%
Clark County School District General Obligation, Ltd.,
   weekly demand                                                       670          5.250      06/15/10               737
Clark County School District General Obligation, Ltd.,
   weekly demand (pre-refunded 6/15/2009) (ae)                         330          5.250      06/15/10               369
Henderson Nevada General Obligation, Ltd.                              475          6.000      06/01/06               505
Truckee Meadows Water Authority Revenue Bonds                          500          5.500      07/01/11               573
                                                                                                             ------------
                                                                                                                    2,184
                                                                                                             ------------

New Hampshire - 0.4%
New Hampshire Health & Education Facilities Authority
   Revenue Bonds                                                       325          4.600      10/01/07               339
New Hampshire Health & Education Facilities Authority
   Revenue Bonds                                                       190          6.500      07/01/10               196
New Hampshire Health & Education Facilities Authority
   Revenue Bonds                                                       350          5.000      07/01/14               368
                                                                                                             ------------
                                                                                                                      903
                                                                                                             ------------

New Jersey - 4.5%
New Jersey Economic Development Authority Revenue Bonds              1,000          5.000      09/01/12             1,104
New Jersey Economic Development Authority Revenue Bonds              1,000          5.000      06/15/12             1,104
New Jersey Economic Development Authority Revenue Bonds              1,020          5.375      06/15/15             1,092
New Jersey State Educational Facilities Authority Revenue
   Bonds                                                             1,000          5.750      09/01/10             1,148
New Jersey State Housing & Mortgage Finance Agency Revenue
   Bonds                                                             1,000          4.300      11/01/07             1,057
New Jersey State Transit Corp. Certificate of Participation          1,350          5.500      09/15/07             1,467
New Jersey State Turnpike Authority Revenue Bonds                      500          5.500      01/01/09               557
New Jersey Transportation Trust Fund Authority Revenue Bonds         1,000          6.000      06/15/06             1,061
New Jersey Transportation Trust Fund Authority Revenue Bonds           500          6.000      06/15/07               551
                                                                                                             ------------
                                                                                                                    9,141
                                                                                                             ------------

New Mexico - 0.6%
New Mexico Finance Authority Revenue Bonds, weekly demand              500          5.000      04/01/15               551
New Mexico State Highway Commission Revenue Bonds                      570          5.500      06/15/06               602
                                                                                                             ------------
                                                                                                                    1,153
                                                                                                             ------------

New York - 7.0%
City of New York New York General Obligation Unlimited               1,000          5.500      08/15/08             1,107
City of New York New York General Obligation Unlimited               1,000          5.500      08/01/09             1,117
City of New York New York General Obligation Unlimited                 250          5.250      12/01/09               277
City of New York New York General Obligation Unlimited                 200          5.000      08/01/14               220

                                                       Tax Exempt Bond Fund  165

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                         DATE           MARKET
                                                               AMOUNT ($)        RATE             OF            VALUE
                                                               OR SHARES           %          MATURITY#           $
-------------------------------------------------------------------------------------------------------------------------
City of New York New York General Obligation Unlimited                 730          5.000      06/01/10               801
City of New York New York General Obligation Unlimited,
   weekly demand                                                       130          5.000      08/01/10               142
City of New York New York General Obligation Unlimited,
   weekly demand                                                       125          5.750      08/01/11               142
City of New York New York General Obligation Unlimited,
   weekly demand                                                       235          5.250      11/01/12               263
Long Island Power Authority Revenue Bonds                              250          5.000      06/01/09               271
Metropolitan Transportation Authority Revenue Bonds                    500          5.300      07/01/05               512
New York City Municipal Water Finance Authority Revenue
   Bonds                                                             1,500          5.250      06/15/12             1,695
New York State Dormitory Authority Revenue Bonds                     1,415          7.000      07/01/09             1,579
New York State Dormitory Authority Revenue Bonds, annual
   demand (E)                                                          650          5.250      11/15/29               726
New York State Environmental Facilities Corp. Revenue Bonds          1,000          6.000      06/15/12             1,190
New York State Urban Development Corp. Revenue Bonds, weekly
   demand                                                              225          5.125      07/01/15               250
New York State Urban Development Corp. Revenue Bonds, annual
   demand                                                              500          5.250      01/01/21               547
Niagara County Industrial Development Agency Revenue Bonds,
   annual demand (E)                                                   350          5.550      11/15/24               372
Saratoga County Industrial Development Agency Revenue Bonds             80          5.000      12/01/14                85
Suffolk County Judicial Facilities Agency Revenue Bonds                500          5.500      04/15/09               561
Tobacco Settlement Financing Authority Revenue Bonds, weekly
   demand                                                            1,000          5.500      06/01/10             1,020
Tobacco Settlement Financing Authority Revenue Bonds, weekly
   demand                                                              300          5.250      06/01/13               322
TSASC, Inc. Revenue Bonds                                            1,000          5.500      07/15/13             1,018
                                                                                                             ------------
                                                                                                                   14,217
                                                                                                             ------------

North Carolina - 1.1%
North Carolina Eastern Municipal Power Agency Revenue Bonds            250          5.500      01/01/10               273
North Carolina Municipal Power Agency No. 1 Catawba Revenue
   Bonds                                                               200          5.500      01/01/13               221
North Carolina Municipal Power Agency No. 1 Catawba Revenue
   Bonds, semi-annual demand                                         1,500          6.000      01/01/12             1,766
                                                                                                             ------------
                                                                                                                    2,260
                                                                                                             ------------

Ohio - 2.7%
Columbus Ohio General Obligation, Ltd.                                 585          5.250      01/01/11               658
County of Hamilton Ohio Revenue Bonds                                  250          6.000      12/01/05               261
Jackson Local School District Stark & Summit Counties
   General Obligation Unlimited                                        500    Zero coupon      12/01/07               464
Ohio State Building Authority Revenue Bonds                            500          6.000      04/01/06               528
Ohio State Building Authority Revenue Bonds                            575          5.750      04/01/08               639
State of Ohio General Obligation Unlimited                             550          5.500      05/01/08               608
State of Ohio General Obligation Unlimited                           1,500          5.000      02/01/10             1,657
Steubenville Ohio Revenue Bonds                                        280          5.700      10/01/10               310
University of Cincinnati Revenue Bonds                                 300          5.500      06/01/08               332
                                                                                                             ------------
                                                                                                                    5,457
                                                                                                             ------------

Oklahoma - 0.4%
Grand River Dam Authority Revenue Bonds                                250          5.000      06/01/12               281
Oklahoma Development Finance Authority Revenue Bonds                   275          5.000      10/01/13               289
Oklahoma Housing Finance Agency Revenue Bonds, weekly demand           150          7.600      09/01/15               161
                                                                                                             ------------
                                                                                                                      731
                                                                                                             ------------

 166  Tax Exempt Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                         DATE           MARKET
                                                               AMOUNT ($)        RATE             OF            VALUE
                                                               OR SHARES           %          MATURITY#           $
-------------------------------------------------------------------------------------------------------------------------
Oregon - 2.3%
Clackamas County School Distrist No. 62C Oregon City General
   Obligation Unlimited, weekly demand (pre-refunded)
   6/15/2010 (ae)                                                      435          6.000      06/15/11               506
Oregon State Department of Administrative Services Revenue
   Bonds                                                             1,000          5.000      09/01/08             1,098
Oregon State Department of Administrative Services Revenue
   Bonds, weekly demand                                                750          5.250      04/01/10               837
Oregon State Department of Transportation Revenue Bonds              1,000          5.000      11/15/13             1,121
State of Oregon General Obligation, Ltd., weekly demand              1,000          5.700      10/01/32             1,042
                                                                                                             ------------
                                                                                                                    4,604
                                                                                                             ------------

Pennsylvania - 2.5%
Allegheny County Port Authority Revenue Bonds, weekly demand           250          5.500      03/01/17               280
City of Philadelphia Pennsylvania Revenue Bonds                        500          6.750      08/01/05               518
City of Philadelphia Pennsylvania Revenue Bonds                        500          5.500      07/01/07               543
City of Philadelphia Pennsylvania Revenue Bonds                        750          5.250      08/01/13               851
County of Allegheny Pennsylvania General Obligation
   Unlimited                                                         1,000          5.000      10/01/15             1,126
Erie County Industrial Development Authority Revenue Bonds             180          5.300      04/01/12               195
Norwin School District General Obligation Unlimited, weekly
   demand (pre-refunded 4/1/2004) (ae)                                 250          6.000      04/01/20               290
Owen J Roberts School District General Obligation Unlimited            500          5.000      08/15/12               559
Sayre Health Care Facilities Authority Revenue Bonds, weekly
   demand                                                              750          5.300      12/01/12               804
                                                                                                             ------------
                                                                                                                    5,166
                                                                                                             ------------

Puerto Rico - 3.0%
Commonwealth of Puerto Rico General Obligation Unlimited,
   annual
   demand (E)                                                          200          6.000      07/01/13               222
Puerto Rico Electric Power Authority Revenue Bonds                   1,000          5.000      07/01/13             1,118
Puerto Rico Electric Power Authority Revenue Bonds                     500          5.500      07/01/17               573
Puerto Rico Public Buildings Authority Revenue Bonds, annual
   demand (E)                                                        1,000          4.500      07/01/22             1,052
Puerto Rico Public Buildings Authority Revenue Bonds, annual
   demand (E)                                                          770          5.000      07/01/28               836
Puerto Rico Public Finance Corp. Revenue Bonds, annual
   demand (E)                                                        2,000          5.750      08/01/27             2,256
                                                                                                             ------------
                                                                                                                    6,057
                                                                                                             ------------

Rhode Island - 0.1%
Rhode Island Health & Educational Building Corp. Revenue
   Bonds                                                               150          5.750      08/15/10               161
                                                                                                             ------------

South Carolina - 1.2%
Richland-Lexington Airport District Revenue Bonds                      250          5.000      01/01/06               259
Richland-Lexington Airport District Revenue Bonds                      500          5.000      01/01/09               545
Richland-Lexington Airport District Revenue Bonds                      440          5.000      01/01/10               480
Rock Hill South Carolina Revenue Bonds                                 250          5.000      01/01/10               276
South Carolina State Public Service Authority Revenue Bonds,
   weekly demand                                                       375          5.500      01/01/11               422
Spartanburg County South Carolina Revenue Bonds                        500          6.000      04/15/07               546
                                                                                                             ------------
                                                                                                                    2,528
                                                                                                             ------------

                                                       Tax Exempt Bond Fund  167

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                         DATE           MARKET
                                                               AMOUNT ($)        RATE             OF            VALUE
                                                               OR SHARES           %          MATURITY#           $
-------------------------------------------------------------------------------------------------------------------------
South Dakota - 0.9%
Sioux Falls South Dakota Revenue Bonds                                 250          5.500      11/15/10               284
South Dakota State Building Authority Revenue Bonds                  1,330          5.000      09/01/12             1,484
                                                                                                             ------------
                                                                                                                    1,768
                                                                                                             ------------

Tennessee - 0.8%
County of Williamson Tennessee General Obligation Unlimited            500          6.000      03/01/06               527
Metropolitan Government Nashville & Davidson County Health &
   Educational Facility Board Revenue Bonds                            920          5.000      11/01/06               975
Metropolitan Government Nashville & Davidson County
   Tennessee Revenue Bonds                                             180          5.250      01/01/13               204
                                                                                                             ------------
                                                                                                                    1,706
                                                                                                             ------------

Texas - 8.8%
Alvin Independent School District General Obligation
   Unlimited                                                           515          6.750      08/15/09               608
Alvin Independent School District General Obligation
   Unlimited                                                           545          6.750      08/15/10               655
Brazos River Authority Revenue Bonds                                   500          3.625      04/01/12               504
Brazos River Authority Revenue Bonds, annual demand (E)                220          5.400      10/01/29               236
Brazos River Harbor Navigation District Revenue Bonds,
   annual demand (E)                                                   220          4.750      05/15/33               231
City of Houston Texas Revenue Bonds                                    515          5.250      05/15/14               586
City of San Antonio Texas Revenue Bonds                              1,000          5.250      02/01/13             1,133
County of Harris Texas General Obligation, Ltd.                      1,435          5.250      08/15/09             1,595
County of Harris Texas Revenue Bonds, annual demand (E)              1,000          5.000      08/15/21             1,094
Dallas Independent School District General Obligation
   Unlimited                                                         2,100          5.000      02/15/14             2,341
El Paso Independent School District General Obligation
   Unlimited                                                         1,000          5.375      08/15/09             1,119
Fort Bend County Industrial Development Corp. Revenue Bonds,
   annual demand                                                       250          3.000      10/01/11               252
North Central Texas Health Facility Development Corp.
   Revenue Bonds                                                     1,050          5.500      04/01/05             1,066
Port of Corpus Christi Authority of Nueces County Texas
   Revenue Bonds, weekly demand                                        385          5.350      11/01/10               396
Red River Texas Revenue Bonds, annual demand (E)                       250          2.750      03/01/31               246
Richardson Hospital Authority Revenue Bonds                            335          5.000      12/01/08               355
Round Rock Independent School District General Obligation
   Unlimited                                                         1,000          6.500      08/01/10             1,187
Round Rock Independent School District General Obligation
   Unlimited, weekly demand                                            750          6.500      08/01/11               886
Round Rock Independent School District General Obligation
   Unlimited                                                           430          5.375      08/01/12               489
Texas A & M University Revenue Bonds                                 1,000          5.000      07/01/08             1,090
Titus County Hospital District General Obligation, Ltd.              1,000          5.000      08/15/13             1,109
University of Texas Permanent University Fund Revenue Bonds            420          5.000      07/01/09               461
Waco Health Facilities Development Corp. Revenue Bonds                 250          5.200      11/15/06               265
                                                                                                             ------------
                                                                                                                   17,904
                                                                                                             ------------

Utah - 0.9%
County of Utah Utah Revenue Bonds, annual demand                       200          5.050      11/01/17               220
Intermountain Power Agency Revenue Bonds                             1,400          6.500      07/01/10             1,650
                                                                                                             ------------
                                                                                                                    1,870
                                                                                                             ------------

 168  Tax Exempt Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                         DATE           MARKET
                                                               AMOUNT ($)        RATE             OF            VALUE
                                                               OR SHARES           %          MATURITY#           $
-------------------------------------------------------------------------------------------------------------------------
Virginia - 2.8%
City of Richmond Virginia General Obligation Unlimited,
   weekly demand                                                     1,000          5.000      07/15/15             1,118
County of Fairfax Virginia Certificate of Participation,
   weekly demand                                                       200          5.750      04/15/13               222
Hampton Virginia Revenue Bonds                                         240          5.000      01/01/14               262
Middle River Regional Jail Authority Revenue Bonds, weekly
   demand                                                            1,015          5.000      05/15/15             1,132
Peninsula Ports Authority Revenue Bonds, annual demand (E)             225          3.300      10/01/33               228
Prince William County Service Authority Revenue Bonds                  555          5.500      07/01/05               568
Virginia Commonwealth Transportation Board Revenue Bonds,
   weekly demand                                                       360          5.375      05/15/12               406
Virginia Commonwealth Transportation Board Revenue Bonds,
   weekly demand                                                     1,000          5.250      05/15/16             1,107
Virginia Public Building Authority Revenue Bonds                       500          5.750      08/01/07               549
                                                                                                             ------------
                                                                                                                    5,592
                                                                                                             ------------

Washington - 1.2%
Clallam County Public Utility District No. 1 Revenue Bonds             385          5.000      01/01/08               417
Kitsap County Washington General Obligation, Ltd., weekly
   demand                                                              775          5.750      07/01/14               884
Washington Public Power Supply System Revenue Bonds                  1,000          7.000      07/01/08             1,159
                                                                                                             ------------
                                                                                                                    2,460
                                                                                                             ------------

West Virginia - 0.1%
West Virginia State Hospial Finance Authority Revenue Bonds            150          6.500      09/01/05               156
                                                                                                             ------------

Wisconsin - 2.0%
City of Madison Wisconsin Revenue Bonds, annual demand                 280          4.875      10/01/27               302
Oconto Falls Public School District General Obligation
   Unlimited, weekly demand (pre-refunded 3/1/2011) (ae)               750          5.750      03/01/13               870
State of Wisconsin General Obligation Unlimited                        625          5.125      11/01/11               700
Wisconsin Housing & Economic Development Authority Revenue
   Bonds, weekly demand                                                 50          6.850      11/01/12                50
Wisconsin State Health & Educational Facilities Authority
   Revenue Bonds                                                        70          5.000      07/01/06                73
Wisconsin State Health & Educational Facilities Authority
   Revenue Bonds                                                     1,425          5.000      12/01/10             1,571
Wisconsin State Health & Educational Facilities Authority
   Revenue Bonds                                                       210          5.250      05/01/12               220
Wisconsin State Health & Educational Facilities Authority
   Revenue Bonds                                                       220          5.250      05/01/13               229
                                                                                                             ------------
                                                                                                                    4,015
                                                                                                             ------------

TOTAL MUNICIPAL BONDS (cost $184,956)                                                                             192,462
                                                                                                             ------------
SHORT-TERM INVESTMENTS - 3.9%
Frank Russell Investment Company Tax Free Money Market Fund      7,882,848                                          7,883
                                                                                                             ------------

TOTAL SHORT-TERM INVESTMENTS (cost $7,883)                                                                          7,883
                                                                                                             ------------

TOTAL INVESTMENTS - 98.8% (identified cost $192,839)                                                              200,345

OTHER ASSETS AND LIABILITIES, NET - 1.2%                                                                            2,340
                                                                                                             ------------

NET ASSETS - 100.0%                                                                                               202,685
                                                                                                             ============

  See accompanying notes which are an integral part of the financial statements.

                                                       Tax Exempt Bond Fund  169

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                       % OF
                                                        NET
PORTFOLIO SUMMARY (UNAUDITED)                         ASSETS
-----------------------------------------------------------------
Alabama                                                       1.6
Alaska                                                        0.6
Arizona                                                       3.1
Arkansas                                                      0.4
California                                                   11.0
Colorado                                                      1.6
Delaware                                                      0.6
District of Columbia                                          1.5
Florida                                                       5.4
Georgia                                                       3.4
Hawaii                                                        1.3
Illinois                                                      6.2
Indiana                                                       3.0
Iowa                                                          0.2
Kansas                                                        2.6
Louisiana                                                     0.6
Massachusetts                                                 3.7
Michigan                                                      1.7
Minnesota                                                     0.4
Mississippi                                                   0.7
Missouri                                                      0.4
Montana                                                       0.5
Nevada                                                        1.1
New Hampshire                                                 0.4
New Jersey                                                    4.5

-----------------------------------------------------------------
                                                       % OF
                                                        NET
PORTFOLIO SUMMARY (UNAUDITED)                         ASSETS
New Mexico                                                    0.6
New York                                                      7.0
North Carolina                                                1.1
Ohio                                                          2.7
Oklahoma                                                      0.4
Oregon                                                        2.3
Pennsylvania                                                  2.5
Puerto Rico                                                   3.0
Rhode Island                                                  0.1
South Carolina                                                1.2
South Dakota                                                  0.9
Tennessee                                                     0.8
Texas                                                         8.8
Utah                                                          0.9
Virginia                                                      2.8
Washington                                                    1.2
West Virginia                                                 0.1
Wisconsin                                                     2.0
Short-Term Investments                                        3.9
                                                  ---------------
Total Investments                                            98.8
Other Assets and Liabilities, Net                             1.2
                                                  ---------------

Net Assets                                                  100.0
                                                  ===============

See accompanying notes which are an integral part of the financial statements.

 170  Tax Exempt Bond Fund

                      (This page intentionally left blank)

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
(GRAPHIC)

                                                              TAX MANAGED LARGE CAP - CLASS S             S&P 500(R) **
                                                              -------------------------------             -------------
Inception*                                                                 10000                              10000
1996                                                                       10030                              10279
1997                                                                       13260                              13602
1998                                                                       16239                              16597
1999                                                                       20271                              20876
2000                                                                       21284                              22140
2001                                                                       16207                              16623
2002                                                                       13255                              14112
2003                                                                       15938                              17052
2004                                                                       17744                              18657

Tax-Managed Large Cap Fund - Class S
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,133              11.33%
5 Years                $       8,753              (2.63)%S
Inception              $      17,744               7.36%S

Tax-Managed Large Cap Fund - Class E ++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,105              11.05%
5 Years                $       8,671              (2.81)%S
Inception              $      17,577               7.24%S

Tax-Managed Large Cap Fund - Class C ++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,019              10.19%
5 Years                $       8,322              (3.60)%S
Inception              $      16,868               6.69%S

Standard & Poors 500(R) Composite Stock Price Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,941               9.41%
5 Years                $       8,937              (2.22)%S
Inception              $      18,657               8.02%S

 172  Tax-Managed Large Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to provide long term capital growth on an after-tax basis.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDING OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2004, the Tax-Managed Large Cap Fund Class S, Class E and Class C gained 11.33%, 11.05% and 10.19%, respectively. This compared to the S&P 500(R) Index, which gained 9.41% during the same period. Class S, Class E and Class C performance is net of operating expenses of 0.92%, 1.17% and 1.92%, respectively. Index returns are unmanaged and do not include expenses of any kind.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MANAGERS.

Small and medium capitalization stocks significantly outperformed large capitalization stocks, and value stocks significantly outperformed growth stocks. The market favored energy and energy related companies, as well as economically sensitive companies that generally would be expected to benefit from strong economic growth. This benefited money managers who were invested in the other energy, integrated oil, utilities, materials & processing, autos & transportation and producer durables sectors. In contrast, money managers who were overweighted in the technology and health care sectors generally underperformed. Concern over earnings prospects in the technology sector and the regulatory environment and flow of new products at big pharmaceutical firms negatively impacted stocks in these sectors. The Fund's strategy of being fully diversified ensured that it was invested in a wide array of economic sectors. This and the Fund's focus on using complementary money managers to reduce sector overweights and underweights reduced the negative impact that sector allocations had on the Fund's return for the period relative to benchmark. Manager stock selection was the driving force behind the Fund's outperformance relative to its benchmark in the fiscal year.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THEY ARE POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

As of October 31, 2004, the Fund's weighted average capitalization was slightly smaller than that of the benchmark. Its valuation characteristics were at a small premium to the benchmark, but the long-term forecast growth of the stocks the Fund held in aggregate was above that of the S&P 500(R) Index. While the deviations were small, the Fund was overweight in the consumer discretionary, health care and consumer staples sectors and underweight in the utilities, financial services, other energy and technology sectors. The Fund's beta was in line with the benchmark and it had greater than benchmark exposure to companies experiencing improving earnings estimates and positive earnings surprises. Overall, the companies held by the Fund were of higher quality than those in the benchmark as measured by their lower debt/equity and debt/capital measures.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MANAGER LINE-UP?

On March 1, 2004, the Fund's investment objective was changed and its investment objective was reclassified from "fundamental" to "non-fundamental." A non-fundamental investment objective may be changed by the Fund's Board of Trustees without shareholder approval. The Fund's prior investment objective was to provide capital growth on an after-tax basis by investing principally in equity securities. The change to the investment objective did not affect materially the manner in which the Fund is managed.

No changes were made in the Fund's structure or manager line-up in the fiscal year ending October 31, 2004.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE MULTI-MANAGER FUND'S PERFORMANCE DURING THE LAST TWELVE MONTHS.

Stock selection by the money managers contributed positively to results relative to the benchmark during the fiscal year, while money manager sector weights detracted from performance. Sands Capital, John A. Levin and J.P. Morgan each outperformed their respective style benchmarks (Russell 1000 Growth, Russell 1000 Value, S&P 500) and contributed positively to the Fund's return for the period, while Kayne Anderson Rudnick underperformed the benchmark. An underweight in the strongly performing other energy sector and an overweight in the health care sector reduced the Fund's return relative to the benchmark. In contrast, an underweight in the weakly performing technology sector helped the Fund's return. Manager stock selection positively contributed to the Fund's return in all of the economic sectors except the other energy sector during the fiscal year. Stock selection was strongest in the consumer discretionary, technology and financial services sectors. Holding overweight positions in e-Bay, Starbucks, Qualcomm and an underweight position in Intel relative to their weight in the S&P 500(R) Index contributed positively to the Fund's performance during the period. Underweighting positions in Yahoo and ExxonMobil relative to their weights in the benchmark and owning Teva Pharmaceuticals hurt the Fund's performance during the fiscal year.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR STOCK SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

The investment environment for stock selection during the period was strongly biased toward value stocks and narrowly focused on energy and energy related, interest rate sensitive

                                                 Tax-Managed Large Cap Fund  173

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

and industrial cyclical stocks. A significant jump in oil prices and uncertainty over the supply of oil benefited energy stocks, while declining interest rates, helped interest rate sensitive stocks. Attractive earnings reports by industrial companies that benefited from improving economic conditions resulted in strong performance for many of these types of companies. John A. Levin's "contra-momentum" approach and J.P. Morgan's dividend discount model based strategy benefited from the market's focus on attractively valued companies with improving earnings prospects. Sands benefited from the market's rewarding of companies that exhibited strong earnings visibility and improvement, but faced a headwind in terms of the higher P/E multiples typically associated with their stocks. Kayne Anderson Rudnick's "quality at a reasonable price" focus suffered from the market's focus on industrial cyclicals and its stock selection difficulties in the financial services and health care sectors.

Money Managers as of October 31, 2004                                Styles


Kayne Anderson Rudnick Investment
   Management, LLC                          Market-Oriented
John A. Levin & Co., Inc.                   Value
J.P. Morgan Investment Management Inc.      Market-Oriented
Sands Capital Management, Inc.              Growth

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of Frank Russell Investment Management Company (FRIMCo), or any other person in FRIMCo or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and FRIMCo disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for a Frank Russell Investment Company (FRIC) Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any FRIC Fund.

                              --------------------

* The Fund commenced operations on October 7, 1996. Index comparison began October 1, 1996.

** The Standard & Poor's 500(R) Composite Stock Price Index is composed of 500 common stocks which are chosen by Standard & Poor's Corporation to best capture the price performance of a large cross-section of the US publicly traded stock market. The Index is structured to approximate the general distribution of industries in the US economy.

++ Tax-Managed Large Cap Fund Class S performance has been linked with Class E to provide historical perspective. For the period December 8, 2000 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++ Tax-Managed Large Cap Fund Class S performance has been linked with Class C to provide historical prospective. For the period December 6, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

sec.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 174  Tax-Managed Large Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

SHAREHOLDER EXPENSE EXAMPLE -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS ANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
--------------------------    --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,014.71      $     1,015.20
Expenses Paid During
Period*                       $         9.88      $         9.88

* Expenses are equal to the Fund's annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
--------------------------    --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,019.27      $     1,019.02
Expenses Paid During
Period*                       $         6.04      $         6.04

* Expenses are equal to the Fund's annualized expense ratio of 1.19%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
--------------------------    --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,021.03      $     1,020.27
Expenses Paid During
Period*                       $         4.78      $         4.77

* Expenses are equal to the Fund's annualized expense ratio of 0.94%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                 Tax-Managed Large Cap Fund  175

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

SCHEDULE OF INVESTMENTS -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 94.2%
Auto and Transportation - 2.2%
Burlington Northern Santa Fe Corp.                      4,800             201
CSX Corp.                                               6,800             248
FedEx Corp.                                               300              27
Ford Motor Co.                                          7,200              94
Harley-Davidson, Inc.                                  97,100           5,590
Lear Corp.                                             17,500             944
Norfolk Southern Corp.                                  5,100             173
Union Pacific Corp.                                     1,900             120
United Parcel Service, Inc. Class B                     8,600             681
                                                                 ------------
                                                                        8,078
                                                                 ------------

Consumer Discretionary - 16.9%
Abercrombie & Fitch Co. Class A                        17,200             674
Accenture, Ltd. Class A (AE)                           21,100             511
Apollo Group, Inc. Class A (AE)                        65,900           4,349
Bed Bath & Beyond, Inc. (AE)                           47,700           1,946
Cintas Corp.                                           33,300           1,437
Clear Channel Communications, Inc.                     14,400             481
eBay, Inc. (AE)                                        84,000           8,199
Electronic Arts, Inc. (AE)                              3,400             153
EW Scripps Co. Class A                                  9,400             449
Fox Entertainment Group, Inc. Class A (AE)            109,700           3,254
Gannett Co., Inc.                                       7,200             597
Gap, Inc. (The)                                        17,400             348
Gillette Co. (The)                                     14,400             597
Google, Inc. Class A (AE)                               7,500           1,430
Hilton Hotels Corp.                                     7,500             149
Home Depot, Inc.                                      131,650           5,408
Jones Apparel Group, Inc.                              36,300           1,281
Kohl's Corp. (AE)                                      43,900           2,228
Leggett & Platt, Inc.                                  60,600           1,705
Lowe's Cos., Inc.                                      81,900           4,609
Ltd Brands                                             35,462             879
Mattel, Inc.                                            2,100              37
McDonald's Corp.                                       24,300             708
Newell Rubbermaid, Inc.                                50,400           1,087
Nike, Inc. Class B                                     14,600           1,187
Regal Entertainment Group Class A                      21,800             434
Starbucks Corp. (AE)                                   94,700           5,008
Starwood Hotels & Resorts Worldwide, Inc. (o)           3,300             158
Target Corp.                                           22,900           1,145
Tiffany & Co.                                          29,800             874
Time Warner, Inc. (AE)                                 64,475           1,073
Tribune Co.                                            12,160             525

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Viacom, Inc. Class B                                   27,000             985
Wal-Mart Stores, Inc.                                 108,500           5,850
Walt Disney Co.                                        33,000             832
Wendy's International, Inc.                             2,200              73
Yum! Brands, Inc.                                       9,200             400
                                                                 ------------
                                                                       61,060
                                                                 ------------

Consumer Staples - 7.9%
Altria Group, Inc.                                     64,000           3,101
Anheuser-Busch Cos., Inc. Class                           400              20
Clorox Co.                                              9,400             513
Coca-Cola Co. (The)                                   107,400           4,367
CVS Corp.                                              20,200             878
Diageo PLC ADR                                         22,200           1,194
General Mills, Inc.                                    17,100             757
HJ Heinz Co.                                           13,400             487
Kraft Foods, Inc. Class A                              12,200             406
PepsiCo, Inc.                                          88,100           4,368
Procter & Gamble Co.                                  126,460           6,472
Sara Lee Corp.                                         62,700           1,460
Sysco Corp.                                            52,600           1,697
Unilever NV                                             9,500             554
Walgreen Co.                                           46,600           1,672
WM Wrigley Jr Co.                                      12,000             785
                                                                 ------------
                                                                       28,731
                                                                 ------------

Financial Services - 18.4%
Aflac, Inc.                                             4,300             154
Allstate Corp. (The)                                   37,100           1,784
AMBAC Financial Group, Inc.                            27,250           2,127
American Express Co.                                   19,700           1,045
American International Group, Inc.                     16,700           1,014
Automatic Data Processing, Inc.                        64,700           2,807
Bank of America Corp.                                 113,334           5,076
Bank of New York Co., Inc. (The)                       65,100           2,113
Capital One Financial Corp.                            67,200           4,957
CarrAmerica Realty Corp. (o)                            4,900             158
Cigna Corp.                                            11,000             698
CIT Group, Inc.                                        17,900             723
Citigroup, Inc.                                       211,422           9,382
City National Corp.                                       600              41
Compass Bancshares, Inc.                                6,900             330
Countrywide Financial Corp.                            55,600           1,775
E*Trade Financial Corp. (AE)                           21,300             275
Fifth Third Bancorp                                    34,600           1,702
First Data Corp.                                       22,300             921
Freddie Mac                                            12,200             813
Genworth Financial, Inc. Class A                        8,700             208

 176  Tax-Managed Large Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Goldman Sachs Group, Inc.                              18,875           1,857
Hartford Financial Services Group, Inc.                 3,100             181
Hibernia Corp. Class A                                  6,600             191
JPMorgan Chase & Co.                                   56,404           2,177
MBIA, Inc.                                             13,300             770
MBNA Corp.                                             23,500             602
Mellon Financial Corp.                                 16,800             486
Moody's Corp.                                          23,800           1,852
Morgan Stanley                                         46,300           2,365
North Fork BanCorp., Inc.                              41,334           1,823
Piper Jaffray Cos. (AE)                                   765              33
Prologis (o)                                            5,900             230
Regions Financial Corp.                                28,259             991
Rouse Co. (The) (o)                                     4,300             287
SouthTrust Corp.                                       12,500             545
St. Paul Travelers Cos., Inc. (The)                     7,650             260
State Street Corp.                                     28,100           1,266
SunTrust Banks, Inc.                                    4,800             338
Synovus Financial Corp.                                59,500           1,618
Torchmark Corp.                                         9,600             519
US Bancorp                                             95,470           2,731
Wachovia Corp.                                         39,000           1,919
Washington Mutual, Inc.                                19,000             735
Wells Fargo & Co.                                      64,600           3,858
XL Capital, Ltd. Class A                               11,000             798
                                                                 ------------
                                                                       66,535
                                                                 ------------

Health Care - 12.9%
Aetna, Inc.                                            12,500           1,188
Allergan, Inc.                                         28,400           2,032
Amgen, Inc. (AE)                                       58,700           3,334
Anthem, Inc. (AE)(N)                                    8,100             651
Biomet, Inc.                                            3,600             168
Boston Scientific Corp. (AE)                            4,300             152
Bristol-Myers Squibb Co.                               18,800             440
Eli Lilly & Co.                                        44,800           2,460
Forest Laboratories, Inc. (AE)                         26,700           1,191
Genentech, Inc. (AE)                                   79,900           3,638
Genzyme Corp. (AE)                                     40,000           2,099
Gilead Sciences, Inc. (AE)                              4,800             166
Guidant Corp.                                          26,700           1,779
HCA Inc.                                                6,900             253
Hospira, Inc. (AE)                                         20               1
Johnson & Johnson                                     108,646           6,343
Medicis Pharmaceutical Corp. Class A                    8,900             362
Medtronic, Inc.                                        57,700           2,949
Merck & Co., Inc.                                      15,800             495
OSI Pharmaceuticals, Inc. (AE)                          2,400             156

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Patterson Cos., Inc. (AE)                              30,000           1,125
Pfizer, Inc.                                          271,400           7,857
Schering-Plough Corp.                                  40,700             737
Sepracor, Inc. (AE)(N)                                 14,400             661
Stryker Corp.                                          43,500           1,874
Teva Pharmaceutical Industries, Ltd. ADR               96,000           2,496
Watson Pharmaceuticals, Inc. (AE)                       2,300              64
Wyeth                                                  49,000           1,943
                                                                 ------------
                                                                       46,614
                                                                 ------------

Integrated Oils - 4.9%
BP PLC ADR                                             23,230           1,353
ChevronTexaco Corp.                                    96,560           5,123
ConocoPhillips                                         23,252           1,960
Exxon Mobil Corp.                                     157,586           7,756
Unocal Corp.                                           34,020           1,420
                                                                 ------------
                                                                       17,612
                                                                 ------------

Materials and Processing - 3.5%
Air Products & Chemicals, Inc.                          7,000             372
Alcan, Inc.                                            12,200             565
Alcoa, Inc.                                            19,456             632
Aracruz Celulose SA ADR                                16,100             542
Archer-Daniels-Midland Co.                              9,400             182
Avery Dennison Corp.                                   27,100           1,649
Bowater, Inc. (N)                                       7,400             273
Dow Chemical Co. (The)                                 26,300           1,182
Eastman Chemical Co.                                    9,300             441
EI Du Pont de Nemours & Co.                            39,600           1,698
Georgia-Pacific Corp.                                   2,900             100
Lyondell Chemical Co.                                  22,800             524
Masco Corp.                                            17,500             600
MeadWestvaco Corp.                                     18,300             577
Mechel Steel Group ADR (AE)                             1,259              26
Monsanto Co.                                           12,809             548
PPG Industries, Inc.                                   12,400             791
Praxair, Inc.                                          10,900             460
Temple-Inland, Inc.                                     5,800             343
United States Steel Corp.                              28,800           1,058
                                                                 ------------
                                                                       12,563
                                                                 ------------

Miscellaneous - 4.8%
3M Co.                                                  1,600             124
Fortune Brands, Inc.                                    2,000             146
General Electric Co.                                  304,500          10,391
Honeywell International, Inc.                          29,400             990
Johnson Controls, Inc.                                 12,200             700

                                                 Tax-Managed Large Cap Fund  177

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SPX Corp. (N)                                           1,000              38
Textron, Inc.                                          18,700           1,274
Tyco International, Ltd.                              117,134           3,649
                                                                 ------------
                                                                       17,312
                                                                 ------------

Other Energy - 0.8%
Anadarko Petroleum Corp.                               22,900           1,545
Devon Energy Corp.                                      6,800             503
Dynegy, Inc. Class A (AE)(N)                           11,100              55
Pride International, Inc. (AE)                            100               2
Rowan Cos., Inc. (AE)                                  10,700             273
Valero Energy Corp.                                     3,800             163
Williams Cos., Inc.                                    45,900             574
                                                                 ------------
                                                                        3,115
                                                                 ------------

Producer Durables - 4.2%
Boeing Co.                                              9,400             469
Caterpillar, Inc.                                       1,800             145
Centex Corp.                                            1,600              83
Deere & Co.                                             6,100             365
DR Horton, Inc.                                         2,400              72
Emerson Electric Co.                                   50,700           3,247
Illinois Tool Works, Inc.                              12,300           1,135
Ingersoll-Rand Co. Class A                             11,700             801
KB Home                                                 1,000              82
Koninklijke Philips Electronics NV                     46,500           1,108
Lennar Corp. Class A                                    1,600              72
Lexmark International, Inc. Class A (AE)                2,200             183
Lockheed Martin Corp.                                  40,100           2,209
Northrop Grumman Corp.                                 33,400           1,728
Pitney Bowes, Inc.                                     15,900             696
Pulte Homes, Inc.                                         200              11
Teradyne, Inc. (AE)                                       200               3
United Technologies Corp.                              28,800           2,673
                                                                 ------------
                                                                       15,082
                                                                 ------------

Technology - 12.6%
Altera Corp. (AE)                                      57,300           1,302
Analog Devices, Inc.                                   10,900             439
Cisco Systems, Inc. (AE)                              276,400           5,310
Computer Sciences Corp. (AE)                           14,000             695
Corning, Inc. (AE)                                     51,400             589
Dell, Inc. (AE)                                       176,100           6,174
EMC Corp. (AE)                                            400               5
Hewlett-Packard Co.                                    66,200           1,235
Intel Corp.                                           187,800           4,180
International Business Machines Corp.                  49,300           4,425

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Juniper Networks, Inc. (AE)                            11,300             301
Linear Technology Corp.                                70,600           2,674
Microsoft Corp.                                       367,800          10,296
NCR Corp. (AE)                                         13,200             744
Oracle Corp. (AE)                                      57,900             733
Qualcomm, Inc.                                        103,100           4,311
Raytheon Co.                                           13,200             482
Red Hat, Inc. (AE)                                     84,300           1,082
Tellabs, Inc. (AE)(N)                                   3,800              30
Xilinx, Inc.                                           17,500             536
                                                                 ------------
                                                                       45,543
                                                                 ------------

Utilities - 5.1%
Ameren Corp.                                           13,500             648
BellSouth Corp.                                         3,900             104
Cinergy Corp.                                          26,800           1,059
Comcast Corp. Class A (AE)                             11,533             340
Comcast Corp. Special Class A (AE)                        900              26
Constellation Energy Group, Inc.                        1,100              45
Edison International                                   24,300             741
Entergy Corp.                                          22,000           1,438
Nextel Communications, Inc. Class A (AE)               11,000             291
PG&E Corp. (AE)                                        53,300           1,708
Pinnacle West Capital Corp.                            22,300             950
PPL Corp.                                              21,900           1,139
Public Service Enterprise Group, Inc.                  12,000             511
SBC Communications, Inc.                              158,700           4,009
SCANA Corp.                                             7,700             286
Sprint Corp.                                            7,700             161
TXU Corp.                                               4,800             294
Verizon Communications, Inc.                           97,794           3,824
Wisconsin Energy Corp.                                 21,700             708
Xcel Energy, Inc. (N)                                  17,300             295
                                                                 ------------
                                                                       18,577
                                                                 ------------

TOTAL COMMON STOCKS
(cost $263,828)                                                       340,822
                                                                 ------------

 178  Tax-Managed Large Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 5.8%
Frank Russell Investment Company
   Money Market Fund                               19,681,000          19,681
United States Treasury Bill (c)(z)(sec.)
   1.649% due 12/09/04                                  1,500           1,497
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $21,178)                                                         21,178
                                                                 ------------

OTHER SECURITIES - 0.6%
Frank Russell Investment Company
   Money Market Fund (X)                              823,622             824
State Street Securities
   Lending Quality Trust (X)                        1,237,770           1,238
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $2,062)                                                           2,062
                                                                 ------------
TOTAL INVESTMENTS - 100.6%
(identified cost $287,068)                                            364,062

OTHER ASSETS AND LIABILITIES
NET - (0.6)%                                                           (2,126)
                                                                 ------------

NET ASSETS - 100.0%                                                   361,936
                                                                 ============

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
S&P 500 E-Mini Index
   expiration date 12/04 (109)                          6,160               62

S&P 500 Index
   expiration date 12/04 (54)                          15,259              108
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                  170
                                                                  ============

                                                       % OF
                                                        NET
PORTFOLIO SUMMARY (UNAUDITED)                         ASSETS
-----------------------------------------------------------------
Auto and Transportation                                       2.2
Consumer Discretionary                                       16.9
Consumer Staples                                              7.9
Financial Services                                           18.4
Health Care                                                  12.9
Integrated Oils                                               4.9
Materials and Processing                                      3.5
Miscellaneous                                                 4.8
Other Energy                                                  0.8
Producer Durables                                             4.2
Technology                                                   12.6
Utilities                                                     5.1
Short-Term Investments                                        5.8
Other Securities                                              0.6
                                                  ---------------
Total Investments                                           100.6
Other Assets and Liabilities, Net                            (0.6)
                                                  ---------------

Net Assets                                                  100.0
                                                  ===============

Futures contracts                                              --*

* Less than .05%

  See accompanying notes which are an integral part of the financial statements.

                                                 Tax-Managed Large Cap Fund  179

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
(GRAPHIC)

                                                               TAX-MANAGED MID & SMALL CAP -
                                                                          CLASS S                   RUSSELL 2500(TM) INDEX **
                                                               -----------------------------        -------------------------
Inception*                                                                 10000                              10000
2000                                                                       11168                              11668
2001                                                                        8026                              10249
2002                                                                        7322                               9313
2003                                                                        9696                              13195
2004                                                                       10668                              14824

Tax-Managed Mid & Small Cap Fund - Class S
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,002              10.02%
Inception              $      10,668               1.32%S

Tax-Managed Mid & Small Cap Fund - Class E ++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,977               9.77%
Inception              $      10,568               1.13%S

Tax-Managed Mid & Small Cap Fund - Class C ++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,900               9.00%
Inception              $      10,176               0.36%S

Russell 2500(TM) Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,234              12.34%
Inception              $      14,824               8.34%S

 180  Tax-Managed Mid & Small Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to provide long term capital growth on an after tax basis.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDING OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2004, the Tax-Managed Mid & Small Cap Fund Class S, Class E and Class C gained 10.02%, 9.77% and 9.00%, respectively. This compared to the Russell 2500(TM) Index, which gained 12.34% during the same period. Class S, Class E and Class C performance is net of operating expenses of 1.25%, 1.50% and 2.25%, respectively. Index returns are unmanaged and do not include expenses of any kind.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MANAGERS.

In fiscal 2004, small and medium capitalization stocks outperformed larger capitalization stocks, and value stocks significantly outperformed growth stocks. The outperformance of the smallest stocks in the index hurt the Fund's performance for the period, as the manager screened out some of these companies based on concerns over liquidity due to lower trading volumes. The manager's stock selection within the smaller companies in the benchmark contributed positively to the Fund's performance. In contrast, the manager's stock selection among the larger companies in the benchmark detracted from the Fund's returns in the fiscal year.

The investment environment for stock selection during the period was strongly biased toward value stocks and narrowly focused on energy, energy-related, interest-rate-sensitive, commodity and industrial cyclical stocks. A significant jump in oil prices and uncertainty over the supply of oil benefited energy stocks, while declining interest rates helped interest-rate-sensitive stocks. Attractive earnings reports by industrial companies that benefited from improving economic conditions resulted in strong performance for many of these types of companies. This environment favored the other energy, integrated oil, utilities, materials & processing, financial services and utilities sectors, but rewarded companies participating in the health care, consumer discretionary, consumer staples, producer durables, or other economic sectors less and was generally hostile to firms in the technology sector. Concern over earnings prospects in the technology sector and the impact of the regulatory environment on health care related companies presented a difficult environment for stocks in these sectors.

The Fund's fully diversified multi-style approach ensured that it was invested in a wide array of economic sectors. The manager's emphasis on what it perceived to be attractively valued companies with earnings that it expected to be better than expected, or revised upwards, contributed positively to the Fund's performance. However, the manager's emphasis on companies with higher growth rates detracted from the Fund's performance since the market favored companies with lower growth rates during the period.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THEY ARE POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

The Fund maintained its disciplined approach during the period, and emphasized higher quality, fairly priced stocks that the money manager expected to benefit from positive earnings estimate revisions and/or positive earnings surprises. During the fiscal year, more economic cyclicality was introduced into the Fund consistent with the manager's quality and capitalization parameters.

With the inclusion of new money managers to the Fund near the end of the fiscal year, the weighted average capitalization of the companies held within the Fund declined. The Fund became better diversified by investment sub-style with the inclusion of a money manager pursuing an earnings momentum sub-style. The addition of a sustainable growth focused manager on the growth side of the portfolio and a deeper value and a relative value oriented manager on the value side of the portfolio also contributed to the Fund's diversification.

As of October 31, 2004 the Fund was positioned with a weighted average capitalization slightly larger than the Russell 2500(TM) Index.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MANAGER LINE-UP?

On March 1, 2004, the Fund's investment objective was changed and its investment objective was reclassified from "fundamental" to "non-fundamental." A non-fundamental investment objective may be changed by the Fund's Board of Trustees without shareholder approval. The Fund's prior investment objective was to provide capital growth on an after-tax basis by investing principally in equity securities of small capitalization companies. The change to the investment objective did not affect materially the manner in which the Fund is managed.

In October, the Fund moved from a one manager structure (Geewax, Terker) to a multi-manager structure by the replacement of Geewax, Terker with Turner Investment Partners, Westcap Investors, Parametric Portfolio Associates, Chartwell Investment Management and Netols Asset Management. Turner's investment strategy uses a blend of bottom-up fundamental analysis and technical analysis to identify small and mid-cap companies that it believes have attractive business momentum and are expected to experience above average earnings growth. Westcap's investment strategy uses a blend of top-down "thematic" and bottom-up fundamental analysis to identify what it believes to be well-positioned, attractively valued companies that it expects to experience sustainable earnings growth above that of the market. Parametric's investment approach uses proprietary risk analysis and optimization techniques to run a tax-managed index strategy that focuses on aggressively harvesting tax losses

                                           Tax-Managed Mid & Small Cap Fund  181

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

while seeking to provide a pre-tax return generally similar to the benchmark and a post-tax return in excess of the benchmark. Tax losses realized in Parametric's segment of the Fund can be used to help offset capital gains realized by other money managers within the Fund. Chartwell's investment strategy uses bottom-up fundamental analysis and several valuation measures to identify what it believes to be attractively valued businesses with near term "catalysts" or changes that Chartwell expects to generate above average earnings growth in the future. Netols' investment approach incorporates fundamental bottom-up analysis and focuses on identifying and buying companies with low valuations, good balance sheets and some type of "change factor" that it expects to improve the company's profitability and stock price. Each money manager runs its portfolio in a tax-aware manner; however, the investment merit of holdings will continue to be the primary factor influencing manager decisions.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE MULTI-MANAGER FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

Manager sector allocations contributed positively to the Fund's overall performance in fiscal 2004, while manager stock selection detracted from results. Geewax, Terker's emphasis on what it considered to be attractively valued firms helped the Fund's performance in the period; however the Fund's overweight in companies with the largest capitalizations within the Russell 2500 Index detracted from performance.

The Fund's performance benefited from its underweight position in the weakly performing technology sector and overweight in the strongly performing other energy sector. Performance, however, was hurt by the Fund's underweight in the financial services sector and overweight in the consumer discretionary sector. Manager stock selection in the consumer discretionary, other energy, health care and producer durables sectors contributed most positively to the Fund's returns in the period relative to the benchmark. The manager's stock selection was weakest in the financial services, technology, and materials & processing sectors. Positions in Station Casinos, Valero Energy, Tesoro Petroleum and Cytyc contributed most positively to the Fund's return during the fiscal year while positions in Integrated Electrical, Omnicare, Mylan Labs and Imclone Systems detracted the most from the Fund's performance.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR STOCK SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

While absolute returns in the market were strong over the fiscal year, the environment for active money managers was challenging due to the narrowly focused nature of the market's gains. Also, the rotation in the market's focus between lower quality and higher quality companies, and more defensive and more cyclical firms over the course of the fiscal year, proved challenging. Geewax, Terker's emphasis on higher quality companies generally detracted from the Fund's performance relative to benchmark while its valuation bias and sector weights contributed positively to the Fund's return relative to the benchmark.

Money Managers as of October 31, 2004                                Styles


Chartwell Investment Partners               Value
Netols Asset Management, Inc.               Value
Parametric Portfolio Associates LLC         Market-Oriented
Turner Investment Partners, Inc.            Growth
Westcap Investors, LLC                      Growth

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of Frank Russell Investment Management Company (FRIMCo), or any other person in FRIMCo or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and FRIMCo disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for a Frank Russell Investment Company (FRIC) Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any FRIC Fund.

                              --------------------

* The Fund commenced operations on November 30, 1999. Index comparison began December 1, 1999.

** Russell 2500(TM) Index is composed of the bottom 500 stocks in the Russell 1000(R) Index and all the stocks in the Russell 2000(R) Index. The Russell 2500(TM) Index return reflects adjustments for income dividends and capital gains distribution reinvested as of the ex-dividend dates.

++ Tax-Managed Mid & Small Cap Fund Class S performance has been linked with Class E to provide historical perspective. For the period December 8, 2000 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++ Tax-Managed Mid & Small Cap Fund Class S performance has been linked with Class C to provide historical perspective. For the period December 2, 1999 (commencement of sale) through the current period, Class C paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

sec.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 182  Tax-Managed Mid & Small Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SHAREHOLDER EXPENSE EXAMPLE -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS ANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
--------------------------    --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,000.00      $     1,013.69
Expenses Paid During
Period*                       $        11.31      $        11.39

* Expenses are equal to the Fund's annualized expense ratio of 2.25%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
--------------------------    --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,003.80      $     1,017.46
Expenses Paid During
Period*                       $         7.56      $         7.61

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
--------------------------    --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,005.67      $     1,018.72
Expenses Paid During
Period*                       $         6.30      $         6.34

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                           Tax-Managed Mid & Small Cap Fund  183

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 93.0%
Auto and Transportation - 4.0%
AAR Corp. (AE)                                         19,000             223
Arkansas Best Corp.                                     3,850             150
ArvinMeritor, Inc. (N)                                  9,400             175
Autoliv, Inc.                                           5,210             223
Aviall, Inc. (AE)                                      21,600             468
CH Robinson Worldwide, Inc.                             5,890             318
CNF, Inc. (N)                                           3,100             136
Cooper Tire & Rubber Co. (N)                            6,825             133
Fleetwood Enterprises, Inc. (AE)                       25,800             325
Forward Air Corp. (AE)                                  6,600             272
Genesee & Wyoming, Inc. Class A (AE)                    3,554              90
Hayes Lemmerz International, Inc. (AE)(N)               5,863              49
Keystone Automotive Industries, Inc. (AE)               7,100             128
Lear Corp.                                                693              37
Monaco Coach Corp. (N)                                 10,420             185
Overnite Corp. (N)                                      8,216             266
Overseas Shipholding Group (N)                          5,200             296
RailAmerica, Inc. (AE)                                  9,000             100
Superior Industries International (N)                   3,560              97
TRW Automotive Holdings Corp. (AE)(N)                   9,925             182
Wabash National Corp. (AE)                             15,600             383
Westinghouse Air Brake Technologies Corp.              28,800             584
Winnebago Industries (N)                               10,630             335
                                                                 ------------
                                                                        5,155
                                                                 ------------

Consumer Discretionary - 19.5%
99 Cents Only Stores (AE)(N)                           21,141             326
Aaron Rents, Inc. (N)                                  11,869             258
ABM Industries, Inc.                                   12,625             262
Administaff, Inc. (AE)                                 33,200             380
Advisory Board Co. (The) (AE)(N)                        5,987             195
Advo, Inc.                                              2,600              83
Aeropostale, Inc. (AE)                                 11,100             350
Amazon.Com, Inc. (AE)                                     900              31
AMC Entertainment, Inc. (AE)(N)                         2,688              52
America's Car Mart, Inc. (AE)(N)                          898              31
AnnTaylor Stores Corp. (AE)                             4,200              94
Applebees International, Inc. (N)                       8,535             195
aQuantive, Inc. (AE)(N)                                16,480             147
Atari, Inc. (AE)(N)                                     4,435               7
Big 5 Sporting Goods Corp. (N)                         21,625             549
Big Lots, Inc. (AE)                                    27,600             342

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bright Horizons Family Solutions, Inc. (AE)(N)          3,700             234
Brookstone, Inc. (AE)(N)                                2,550              49
California Pizza Kitchen, Inc. (AE)                    18,000             398
Casella Waste Systems, Inc. Class A (AE)(N)            18,575             231
CBRL Group, Inc.                                        9,900             359
Central European Distribution Corp. (AE)(N)             9,675             245
Chemed Corp. (N)                                        2,800             169
Chico's FAS, Inc. (AE)                                  7,840             314
ChoicePoint, Inc. (AE)(N)                              16,385             682
Citadel Broadcasting Corp. (AE)(N)                     17,359             253
Copart, Inc. (AE)                                      18,700             347
Corinthian Colleges, Inc. (AE)                         29,800             428
Corporate Executive Board Co.                           3,450             220
Corrections Corp. of America (AE)                       3,435             119
Cox Radio, Inc. Class A (AE)(N)                        33,185             528
Crown Media Holdings, Inc. Class A (AE)(N)              6,625              60
Cumulus Media, Inc. Class A (AE)                        2,348              38
DIRECTV Group, Inc. (The) (AE)                          1,300              22
Dollar Thrifty Automotive Group (AE)                    4,800             116
Education Management Corp. (AE)(N)                     14,042             377
Electronics Boutique Holdings Corp. (AE)                7,900             270
Elizabeth Arden, Inc. (AE)(N)                          11,550             277
Emmis Communications Corp. Class A (AE)                18,564             347
Entravision Communications Corp. Class A (AE)(N)       30,841             248
Ethan Allen Interiors, Inc.                            10,100             385
Fisher Scientific International (AE)                   13,420             769
Fossil, Inc. (AE)(N)                                    3,350             100
Fred's, Inc. (N)                                       29,866             524
FTI Consulting, Inc. (AE)(N)                           31,095             583
Gartner, Inc. Class A (AE)(N)                           1,009              12
Gaylord Entertainment Co. (AE)                          6,720             225
Getty Images, Inc. (AE)(N)                              6,195             366
Hancock Fabrics, Inc.                                  33,100             340
Harman International Industries, Inc.                   3,300             397
Hearst-Argyle Television, Inc. (N)                      2,071              54
IKON Office Solutions, Inc.                             1,400              15
Ipass, Inc. (N)                                        35,082             202
iVillage, Inc. (AE)                                    34,500             177
Jarden Corp. (AE)(N)                                    5,275             185
JOS A Bank Clothiers, Inc. (AE)(N)                        407              13
Journal Communications, Inc. Class A (N)               12,350             199

 184  Tax-Managed Mid & Small Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Krispy Kreme Doughnuts, Inc. (AE)(N)                    9,397             100
Landry's Restaurants, Inc. (N)                          6,600             179
La-Z-Boy, Inc. (N)                                      9,582             126
Leapfrog Enterprises, Inc. (AE)(N)                        402               5
Liberty Corp. (N)                                       4,781             193
Liberty Media Corp. Class A (AE)                       24,800             221
Linens 'N Things, Inc. (AE)                            20,960             505
LKQ Corp. (N)                                          14,575             239
MAXIMUS, Inc. (AE)                                      2,102              57
Men's Wearhouse, Inc. (AE)                              1,500              47
Monster Worldwide, Inc. (AE)                           10,570             296
MPS Group, Inc. (AE)                                   12,500             132
MSC Industrial Direct Co. Class A (N)                  14,759             504
Navigant Consulting, Inc. (AE)(N)                       4,100             102
Neoforma, Inc. (AE)                                     3,292              23
O'Charleys, Inc. (AE)                                  13,150             204
Paxson Communications Corp. (AE)                       66,124              81
PDI, Inc. (AE)(N)                                       3,100              89
PEP Boys-Manny Moe & Jack                              16,600             236
Petco Animal Supplies, Inc. (AE)(N)                    11,050             395
PF Chang's China Bistro, Inc. (AE)                      4,270             217
Playboy Enterprises, Inc. Class B (AE)(N)               1,146              13
Polo Ralph Lauren Corp. (N)                             5,800             214
Priceline.com, Inc. (AE)(N)                               100               2
Quiksilver, Inc. (AE)                                   9,025             246
Rare Hospitality International, Inc. (AE)              14,800             410
RC2 Corp. (AE)                                            942              26
Red Robin Gourmet Burgers, Inc. (AE)(N)                 4,800             200
Rent-A-Center, Inc. (AE)                                1,277              31
Revlon, Inc. Class A (AE)                              41,424             101
Ruby Tuesday, Inc. (N)                                 11,860             293
Scientific Games Corp. Class A (AE)                    10,570             224
Service Corp. International (AE)                       35,500             235
Sirva, Inc. (AE)(N)                                    11,300             271
Six Flags, Inc. (AE)                                   28,200             142
Source Interlink Cos., Inc. (AE)(N)                    39,575             399
Sports Authority, Inc. (The) (AE)                      15,400             372
Startek, Inc.                                           3,816             106
Station Casinos, Inc. (N)                              17,510             891
Toro Co.                                                1,900             130
Tractor Supply Co. (AE)                                14,310             519
Travelzoo, Inc. (AE)                                      300              21
Unifirst Corp.                                          3,400              90
United Natural Foods, Inc. (AE)                         5,170             141
United Online, Inc. (AE)                               10,126              95
USANA Health Sciences, Inc. (AE)(N)                     1,176              35

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Valueclick, Inc. (AE)(N)                               44,135             410
Ventiv Health, Inc. (AE)(N)                             4,950              86
Watson Wyatt & Co. Holdings                             3,051              81
WESCO International, Inc. (AE)(N)                      13,700             344
Westwood One, Inc. (AE)                                19,619             453
Williams-Sonoma, Inc. (AE)                              7,500             286
WMS Industries, Inc. (AE)                               7,890             231
Yankee Candle Co., Inc. (AE)(N)                         7,525             208
                                                                 ------------
                                                                       25,436
                                                                 ------------

Consumer Staples - 2.3%
7-Eleven, Inc. (AE)                                     3,484              73
American Italian Pasta Co. Class A (N)                 15,427             313
Del Monte Foods Co. (AE)                               32,400             346
DIMON, Inc.                                            35,300             205
Farmer Brothers Co. (N)                                 2,265              60
Hain Celestial Group, Inc. (AE)                         5,084              82
Longs Drug Stores Corp. (N)                               700              17
Performance Food Group Co. (AE)(N)                     37,842             879
Ralcorp Holdings, Inc.                                 10,275             378
Ruddick Corp.                                           4,200              85
Sensient Technologies Corp. (N)                        15,562             338
SunOpta, Inc. (AE)(N)                                  39,005             245
Tootsie Roll Industries, Inc. (N)                         100               3
Tyson Foods, Inc. Class A                               1,223              18
Weis Markets, Inc. (N)                                    200               7
Wild Oats Markets, Inc. (AE)(N)                           969               6
                                                                 ------------
                                                                        3,055
                                                                 ------------

Financial Services - 18.3%
Affiliated Managers Group (AE)(N)                      12,540             699
Alfa Corp.                                                300               4
American Financial Realty Trust (o)                    19,477             286
AmeriCredit Corp. (AE)                                 13,200             256
AmerUs Group Co. (N)                                    4,725             197
Argonaut Group, Inc. (AE)                              13,000             241
Bancorpsouth, Inc.                                      8,950             213
Bank of the Ozarks, Inc. (N)                            7,400             239
Banknorth Group, Inc.                                  10,465             369
BioMed Realty Trust, Inc. (o)                          14,700             267
BISYS Group, Inc. (The) (AE)                           27,700             404
Blackrock, Inc. Class A (N)                             1,100              81
BRE Properties Class A (o)(N)                           5,375             214
Brookline Bancorp, Inc. (N)                            13,175             204
Capital Trust, Inc. Class A (o)(N)                      2,485              73
CapitalSource, Inc. (AE)                               10,910             244
Cedar Shopping Centers, Inc. (o)                       17,325             234
CharterMac                                              1,943              45
Chemical Financial Corp. (N)                            2,200              82

                                           Tax-Managed Mid & Small Cap Fund  185

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Circle Group Holdings, Inc. (AE) (N)                   17,147              23
CIT Group, Inc. (N)                                    14,000             566
Cornerstone Realty Income Trust, Inc. (o)               7,858              77
Crescent Real Estate Equities Co. (o)(N)                4,423              71
Cullen/Frost Bankers, Inc.                              6,450             316
Delphi Financial Group Class A                          2,400              98
Dime Community Bancshares                              14,675             236
Doral Financial Corp.                                   9,450             397
East-West Bancorp, Inc.                                18,330             733
Factset Research Systems, Inc.                          4,750             237
Fair Isaac Corp. (N)                                   19,480             588
FelCor Lodging Trust, Inc. (AE)(o)(N)                   6,585              77
Fidelity National Financial, Inc.                       7,154             270
First Industrial Realty Trust, Inc. (o)                10,200             394
First Midwest Bancorp, Inc.                             7,225             252
First Potomac Realty Trust (o)(N)                       8,950             181
Gables Residential Trust (o)(N)                         2,968             108
GATX Corp. (N)                                         26,950             734
General Growth Properties, Inc. (o)                    19,500             643
Glacier Bancorp, Inc. (N)                               4,375             138
Glenborough Realty Trust, Inc. (o)                      2,661              56
Global Payments, Inc.                                   3,320             182
Greenhill & Co., Inc.                                   7,290             164
Harbor Florida Bancshares, Inc. (N)                     4,100             131
HCC Insurance Holdings, Inc.                            6,810             202
Heritage Property Investment Trust (o)(N)               2,482              76
Hibernia Corp. Class A                                  6,500             189
Highwoods Properties, Inc. (o)(N)                      11,208             278
Independence Community Bank Corp.                       6,675             251
IndyMac Bancorp, Inc. (N)                               2,200              71
Innkeepers USA Trust (o)                               12,250             170
Investment Technology Group, Inc. (AE)                  8,161             126
Investors Financial Services Corp. (N)                  4,600             177
Jack Henry & Associates, Inc.                          24,825             463
Jefferies Group, Inc. (N)                              10,951             439
Kilroy Realty Corp. (o)                                 4,525             180
Kronos, Inc. (AE)                                      14,853             728
LaBranche & Co., Inc. (N)                              11,607              82
LandAmerica Financial Group, Inc.                       1,592              78
Leucadia National Corp. (N)                             3,090             183
Mercury General Corp.                                   2,200             113
Mills Corp. (The) (o)(N)                                1,814             101
Montpelier Re Holdings, Ltd.                            6,900             257
Nationwide Health Properties, Inc. (o)(N)               2,400              54

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
NCO Group, Inc. (AE)                                    2,092              56
NDCHealth Corp.                                         2,595              44
Nuveen Investments, Inc. Class A (N)                    1,400              44
Old Republic International Corp.                       10,350             242
Pacific Capital Bancorp (N)                             7,075             225
Piper Jaffray Cos. (AE)(N)                              5,910             258
PMI Group, Inc. (The)                                   2,200              85
Popular, Inc.                                          23,634             608
Post Properties, Inc. (o)                               8,105             260
Provident Bankshares Corp.                              3,256             113
PS Business Parks, Inc. (o)(N)                          5,775             254
Radian Group, Inc.                                      2,332             112
Ramco-Gershenson Properties (o)                         9,650             261
Raymond James Financial, Inc.                           4,992             130
Reckson Associates Realty Corp. (o)                     4,350             132
Reinsurance Group Of America (N)                        1,100              47
Republic Bancorp, Inc.                                 10,450             175
R-G Financial Corp. Class B                             5,618             211
RLI Corp.                                               6,700             255
Scottish Re Group, Ltd. (N)                            10,575             238
Selective Insurance Group                               2,700             106
Sky Financial Group, Inc.                              10,000             269
South Financial Group, Inc. (The)                       7,850             236
Sovereign Bancorp, Inc. (N)                            20,394             442
State Auto Financial Corp. (N)                            800              23
Sterling Financial Corp. (AE)                           3,872             145
Sun Communities, Inc. (o)                              12,736             495
Trustco Bank Corp. New York (N)                        10,593             142
Umpqua Holdings Corp.                                  10,200             254
UnionBanCal Corp.                                       3,300             200
United Bankshares, Inc.                                 7,550             277
Vornado Realty Trust (o)                                6,900             464
W Holding Co., Inc.                                    30,600             612
Waddell & Reed Financial, Inc. Class A                 23,961             503
Westamerica BanCorp.                                      400              23
Wilmington Trust Corp.                                  7,420             256
Wintrust Financial Corp.                                7,390             421
WR Berkley Corp.                                          509              22
                                                                 ------------
                                                                       23,882
                                                                 ------------

Health Care - 10.9%
Advanced Medical Optics, Inc. (AE)                      1,167              46
Advanced Neuromodulation Systems, Inc. (AE)             9,640             307
Amedisys, Inc. (AE)(N)                                  3,500             106
American Medical Security Group, Inc. (AE)(N)           3,800             121
Amsurg Corp. (AE)(N)                                   15,195             355

 186  Tax-Managed Mid & Small Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Angiotech Pharmaceuticals, Inc. (AE)(N)                11,550             211
Arrow International, Inc. (N)                           1,000              29
Beckman Coulter, Inc. (N)                               5,195             309
Celgene Corp. (AE)(N)                                   8,400             249
Charles River Laboratories International, Inc.
   (AE)(N)                                              6,248             292
Community Health Systems, Inc. (AE)                     8,045             216
Connetics Corp. (AE)(N)                                 9,255             249
Cooper Cos., Inc.                                       9,630             677
Coventry Health Care, Inc. (AE)                         5,700             233
CV Therapeutics, Inc. (AE)                              1,014              17
Cytyc Corp. (AE)(N)                                    13,911             363
Diagnostic Products Corp.                                 100               4
Dov Pharmaceutical, Inc. (AE)(N)                          686              11
Durect Corp. (AE)(N)                                   69,949             127
Edwards Lifesciences Corp. (AE)(N)                     10,310             352
Endo Pharmaceuticals Holdings, Inc. (AE)(N)            15,150             330
Enzon Pharmaceuticals, Inc. (AE)(N)                    13,440             217
First Health Group Corp. (AE)(N)                       20,208             322
Genentech, Inc. (AE)                                   29,000           1,319
Gentiva Health Services, Inc. (AE)                     38,500             653
Henry Schein, Inc. (AE)                                10,860             687
Hollis-Eden Pharmaceuticals (AE)(N)                     1,614              16
Hooper Holmes, Inc.                                     4,881              26
Idexx Laboratories, Inc. (AE)                           5,750             287
Inamed Corp. (AE)                                      13,115             697
Invitrogen Corp. (AE)                                   4,895             283
KV Pharmaceutical Co. Class A (AE)(N)                     534              11
LifePoint Hospitals, Inc. (AE)(N)                      21,215             688
MGI Pharma, Inc. (AE)                                  13,280             354
Molina Healthcare, Inc. (AE)(N)                         1,900              70
Nabi Biopharmaceuticals (AE)(N)                        17,155             238
Ocular Sciences, Inc. (AE)                              3,909             191
Odyssey HealthCare, Inc. (AE)(N)                        4,078              31
Omnicell, Inc. (AE)(N)                                  4,970              51
OSI Pharmaceuticals, Inc. (AE)                          4,410             287
Pacificare Health Systems (AE)                          7,360             262
Penwest Pharmaceuticals Co. (AE)(N)                       817               9
Perrigo Co. (N)                                           416               8
Pharmion Corp. (AE)(N)                                  1,297              60
Priority Healthcare Corp. (N)                          16,270             294
PSS World Medical, Inc. (AE)(N)                        69,500             782
Quality Systems, Inc. (AE)(N)                           4,600             233
Rotech Healthcare, Inc. (AE)                           13,700             292
Select Medical Corp. (N)                                8,000             138
Sepracor, Inc. (AE)                                     5,800             266
Sunrise Senior Living, Inc. (AE)                        9,600             366

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Thoratec Corp. (AE)(N)                                 16,460             145
US Physical Therapy, Inc. (AE)                         15,200             230
WellCare Health Plans, Inc. (AE)(N)                     3,700              85
Zymogenetics, Inc. (AE)(N)                              2,252              43
                                                                 ------------
                                                                       14,245
                                                                 ------------

Integrated Oils - 0.4%
Murphy Oil Corp.                                        6,800             544
                                                                 ------------

Materials and Processing - 5.1%
Agrium, Inc.                                           24,790             411
Airgas, Inc.                                           16,800             413
Albany International Corp. Class A                      7,725             232
Allegheny Technologies, Inc.                           15,390             259
Armor Holdings, Inc. (AE)(N)                            6,200             230
Ashland, Inc.                                           3,650             210
Cabot Microelectronics Corp. (AE)                       8,500             306
Crompton Corp.                                         39,700             369
Crown Holdings, Inc. (AE)                              34,800             395
Cytec Industries, Inc.                                  7,200             335
Dycom Industries, Inc. (AE)(N)                          2,500              82
Eagle Materials, Inc. (N)                               2,225             154
Encore Wire Corp. (AE)(N)                               9,375             115
FMC Corp. (AE)                                          2,100              92
GrafTech International, Ltd. (AE)(N)                   13,825             128
Hughes Supply, Inc.                                     7,700             219
Jacobs Engineering Group, Inc. (AE)(N)                 17,125             697
Kaydon Corp.                                            8,750             259
Lennox International, Inc.                              2,900              42
NN, Inc. (N)                                           11,000             122
PAN American Silver Corp. (AE)                          7,970             134
PolyOne Corp. (AE)                                     25,450             193
Precision Castparts Corp.                               2,500             150
RPM International, Inc. (N)                             8,201             145
Southern Peru Copper Corp. (N)                          4,000             173
Standard Register Co. (The)                            23,500             250
Stillwater Mining Co. (AE)(N)                          12,300             152
Universal Forest Products, Inc.                         3,500             128
URS Corp. (AE)                                            500              14
USG Corp. (AE)(N)                                       5,492             123
Washington Group International, Inc. (AE)               1,346              47
WCI Communities, Inc. (AE)(N)                           1,003              24
                                                                 ------------
                                                                        6,603
                                                                 ------------

Miscellaneous - 0.2%
Carlisle Cos., Inc. (N)                                 1,391              81
Walter Industries, Inc. (N)                             7,653             130
                                                                 ------------
                                                                          211
                                                                 ------------

                                           Tax-Managed Mid & Small Cap Fund  187

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Other Energy - 5.6%
Arch Coal, Inc. (N)                                     2,800              91
Cal Dive International, Inc. (AE)                      19,225             681
Consol Energy, Inc.                                     7,700             273
Cooper Cameron Corp. (AE)(N)                           11,140             539
Encore Acquisition Co. (AE)                            13,700             447
Forest Oil Corp. (AE)(N)                               12,865             392
Global Power Equipment Group, Inc. (AE)(N)             23,650             191
Hanover Compressor Co. (AE)                            33,400             435
Helmerich & Payne, Inc. (N)                             8,975             256
Houston Exploration Co. (AE)(N)                         4,700             275
National-Oilwell, Inc. (AE)                             5,030             170
Oil States International, Inc. (AE)                     8,725             160
Peabody Energy Corp. (N)                                8,100             517
Plains Exploration & Production Co. (AE)               30,267             756
Range Resources Corp.                                  11,690             184
Remington Oil & Gas Corp. (AE)                         24,750             630
SEACOR Holdings, Inc. (AE)                              4,250             202
Tesoro Petroleum Corp. (AE)                            17,000             515
W-H Energy Services, Inc. (AE)                         13,325             271
XTO Energy, Inc. (N)                                   11,100             371
                                                                 ------------
                                                                        7,356
                                                                 ------------
Producer Durables - 9.0%
Ametek, Inc.                                            4,050             133
Andrew Corp. (AE)(N)                                   18,427             258
AO Smith Corp.                                         10,300             273
Applied Industrial Technologies, Inc.                   3,805             142
BE Aerospace, Inc. (AE)(N)                             76,125             653
Belden CDT, Inc. (AE)                                   7,100             158
Brooks Automation, Inc. (AE)(N)                           686              10
Bucyrus International, Inc. Class A (AE)(N)             6,100             183
Champion Enterprises, Inc. (AE)                        46,900             511
Crane Co.                                              13,300             371
Crown Castle International Corp. (AE)(N)               39,300             602
Curtiss-Wright Corp.                                      900              50
Cymer, Inc. (AE)                                       11,220             320
Dionex Corp. (AE)                                       5,300             297
Drugstore.Com (AE)(N)                                     667               2
Duratek, Inc. (AE)                                     17,500             354
Engineered Support Systems, Inc.                        9,800             471
Esterline Technologies Corp. (AE)                      13,400             423
Gardner Denver, Inc. (AE)                               2,725              82
Global Imaging Systems, Inc. (AE)(N)                   11,895             419

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Herley Industries, Inc. (AE)(N)                        11,275             198
IDAX Corp.                                             11,600             428
Kadant, Inc. (AE)                                       9,725             176
Kimball International, Inc. Class B                       669               9
Lam Research Corp. (AE)                                13,740             358
Lennar Corp. Class A (N)                                7,200             324
Littelfuse, Inc. (AE)                                   8,765             286
Matthews International Corp. Class A (N)                  100               3
MDC Holdings, Inc.                                      3,267             251
Orbital Sciences Corp. (AE)(N)                         11,051             114
Overstock.com, Inc. (AE)                                5,290             286
Park-Ohio Holdings Corp. (AE)                          12,950             271
Pentair, Inc.                                          11,600             434
Photon Dynamics, Inc. (AE)                             22,172             406
Polycom, Inc. (AE)                                     13,220             273
Powerwave Technologies, Inc. (AE)                      36,250             271
Stewart & Stevenson Services (N)                       13,050             222
Technical Olympic USA, Inc. (N)                        11,829             299
Terex Corp. (AE)                                       10,000             380
Tetra Tech, Inc. (AE)(N)                                  837              11
Toll Brothers, Inc. (AE)(N)                             9,635             447
UNOVA, Inc. (AE)(N)                                    12,583             193
Varian Semiconductor Equipment Associates, Inc.
   (AE)                                                 9,200             318
                                                                 ------------
                                                                       11,670
                                                                 ------------

Technology - 14.3%
ActivCard Corp. (AE)(N)                                20,033             160
Agere Systems, Inc. Class B (AE)(N)                    76,166              88
Akamai Technologies, Inc. (AE)                         14,060             195
Altiris, Inc. (AE)(N)                                  17,078             464
AMIS Holdings, Inc. (AE)(N)                            19,012             289
Anixter International, Inc.                             4,300             166
Ansys, Inc. (AE)                                       10,000             276
Ariba, Inc. (AE)(N)                                     3,216              49
Aspect Communications Corp. (AE)                       12,675             121
Avocent Corp. (AE)(N)                                  26,165             930
BEI Technologies, Inc.                                 12,400             371
Benchmark Electronics, Inc. (AE)(N)                    19,805             673
Black Box Corp.                                           931              37
Borland Software Corp. (AE)                            24,675             253
Ciber, Inc. (AE)                                       42,580             385
Cognizant Technology Solutions Corp. Class A
   (AE)                                                 9,020             307
Comverse Technology, Inc. (AE)                         14,380             297
Conexant Systems, Inc. (AE)                               100              --
Cray, Inc. (AE)(N)                                      4,762              16

 188  Tax-Managed Mid & Small Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CSG Systems International (AE)(N)                       2,203              37
Digital Insight Corp. (AE)                             39,670             621
Ditech Communications Corp. (AE)(N)                    13,200             303
DoubleClick, Inc. (AE)(N)                               9,017              57
Electronics for Imaging (AE)                            1,882              34
Emulex Corp. (AE)                                       3,448              36
Enterasys Networks, Inc. (AE)                          44,101              62
Fairchild Semiconductor International, Inc. (AE)       16,300             234
Filenet Corp. (AE)                                     30,150             838
Formfactor, Inc. (AE)(N)                                1,674              39
Hyperion Solutions Corp. (AE)(N)                       13,235             531
Informatica Corp. (AE)(N)                              46,670             364
Integrated Device Technology, Inc. (AE)(N)             22,850             270
Internet Security Systems (AE)                         24,075             524
Intersil Corp. Class A (N)                             19,870             324
Inter-Tel, Inc.                                         9,465             256
InterVoice, Inc. (AE)                                  21,600             267
Interwoven, Inc. (AE)(N)                                  100               1
IXYS Corp. (AE)                                        30,900             220
JDA Software Group, Inc. (AE)                          28,500             320
Juniper Networks, Inc. (AE)(N)                         15,300             407
Keane, Inc. (AE)(N)                                    28,600             452
Kemet Corp. (AE)(N)                                     3,633              28
Komag, Inc. (AE)(N)                                    15,375             261
Lawson Software, Inc. (AE)(N)                           2,133              12
LCC International, Inc. Class A (AE)                   53,600             173
Lions Gate Entertainment Corp. (AE)                    22,840             224
Macromedia, Inc. (AE)                                   9,130             248
Macrovision Corp. (AE)                                 13,522             366
Mantech International Corp. Class A (AE)(N)            28,877             624
McData Corp. Class A (AE)(N)                           16,825             106
Microchip Technology, Inc. (N)                         14,250             431
Mindspeed Technologies, Inc. (AE)(N)                   11,465              27
NetIQ Corp. (AE)(N)                                    21,150             268
Open Solutions, Inc. (AE)(N)                            2,147              60
Overland Storage, Inc. (AE)(N)                         10,700             154
PMC - Sierra, Inc. (AE)                                29,390             302
Portal Software, Inc. (AE)(N)                          16,608              40
Power Integrations, Inc. (AE)(N)                        1,430              31
Progress Software Corp. (AE)(N)                        11,575             230
Redback Networks, Inc. (AE)(N)                         32,402             146
Sandisk Corp. (AE)(N)                                   2,660              56
Sanmina-SCI Corp. (AE)                                 37,500             300
Semtech Corp. (AE)(N)                                  17,590             367
Serena Software, Inc. (AE)(N)                          23,285             413

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Silicon Laboratories, Inc. (AE)(N)                      7,080             212
SonicWALL, Inc. (AE)(N)                                21,025             105
SRA International, Inc. Class A (AE)                    2,200             118
Standard MicroSystems Corp. (AE)                       14,300             315
Sybase, Inc. (AE)                                      11,275             178
Sycamore Networks, Inc. (AE)(N)                        24,452              90
Syntel, Inc. (N)                                        5,141              95
Technitrol, Inc. (AE)                                   5,400              88
TIBCO Software, Inc. (AE)                              31,620             307
Titan Corp. (AE)                                       24,100             358
Trimble Navigation, Ltd. (AE)                           9,220             265
Vignette Corp. (AE)                                     9,776              11
Vitesse Semiconductor Corp. (AE)                        5,456              15
webMethods, Inc. (AE)(N)                                4,606              32
Zebra Technologies Corp. Class A (AE)                   4,680             248
Zhone Technologies, Inc. (AE)(N)                       20,981              54
                                                                 ------------
                                                                       18,632
                                                                 ------------

Utilities - 3.4%
Charter Communications, Inc. Class A (AE)(N)           41,396             104
CMS Energy Corp. (AE)                                  27,475             257
El Paso Electric Co. (AE)                              10,275             171
Infonet Services Corp. Class B (AE)                    88,255             161
Laclede Group, Inc. (The)                               4,150             125
Mediacom Communications Corp. Class A (AE)(N)          73,450             481
New Jersey Resources Corp.                                500              21
Northwest Natural Gas Co. (N)                           6,475             205
NSTAR (N)                                                 838              41
Oneok, Inc.                                            12,700             341
PNM Resources, Inc. (N)                                12,150             283
PTEK Holdings, Inc. (AE)(N)                             2,068              21
Questar Corp.                                           3,710             178
SCANA Corp.                                            10,000             371
Sierra Pacific Resources (AE)                          44,000             422
Southwest Gas Corp.                                     2,455              60
Southwestern Energy Co. (AE)                            6,400             294
Vectren Corp. (N)                                       5,050             131
Western Gas Resources, Inc. (N)                         8,925             261
Wisconsin Energy Corp. (N)                             16,300             532
                                                                 ------------
                                                                        4,460
                                                                 ------------

TOTAL COMMON STOCKS
(cost $106,652)                                                       121,249
                                                                 ------------

                                           Tax-Managed Mid & Small Cap Fund  189

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 6.9%
Frank Russell Investment Company
   Money Market Fund                                8,244,000           8,244
United States Treasury Bill (c)(z)(S)
   1.649% due 12/09/04                                    700             699
   1.636% due 12/09/04                                    100             100
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $9,043)                                                           9,043
                                                                 ------------

WARRANTS & RIGHTS - 0.0%
General Growth Properties Rights 11/9 (AE)              1,950              --
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $2)                                                                  --
                                                                 ------------

OTHER SECURITIES - 27.1%
Frank Russell Investment Company
   Money Market Fund (x)                           14,091,447          14,091
State Street Securities Lending Quality Trust
   (x)                                             21,177,151          21,177
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $35,268)                                                         35,268
                                                                 ------------

TOTAL INVESTMENTS - 127.0%
(identified cost $150,965)                                            165,560

OTHER ASSETS AND LIABILITIES
NET - (27.0)%                                                         (35,194)
                                                                 ------------
NET ASSETS - 100.0%                                                   130,366
                                                                 ============

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Russell 2000 E-Mini Index
   expiration date 12/04 (40)                           2,338               27

Russell 2000 Index
   expiration date 12/04 (13)                           3,799              147

S&P 500 E-Mini Index
   expiration date 12/04 (38)                           2,148               16

S&P 500 Index
   expiration date 12/04 (3)                              848               14
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                  204
                                                                  ============

                                                       % OF
                                                        NET
PORTFOLIO SUMMARY (UNAUDITED)                         ASSETS
-----------------------------------------------------------------
Auto and Transportation                                       4.0
Consumer Discretionary                                       19.5
Consumer Staples                                              2.3
Financial Services                                           18.3
Health Care                                                  10.9
Integrated Oils                                               0.4
Materials and Processing                                      5.1
Miscellaneous                                                 0.2
Other Energy                                                  5.6
Producer Durables                                             9.0
Technology                                                   14.3
Utilities                                                     3.4
Short-Term Investments                                        6.9
Warrants & Rights                                              --*
Other Securities                                             27.1
                                                  ---------------
Total Investments                                           127.0
Other Assets and Liabilities, Net                           (27.0)
                                                  ---------------

Net Assets                                                  100.0
                                                  ===============

Futures Contracts                                             0.2

* Less than .05%

See accompanying notes which are an integral part of the financial statements.

 190  Tax-Managed Mid & Small Cap Fund

                      (This page intentionally left blank)

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
(GRAPHIC)

                                                                  SELECT GROWTH - CLASS I           RUSSELL 1000(R) GROWTH **
                                                                  -----------------------           -------------------------
Inception*                                                                 10000                              10000
2001                                                                        6710                               6804
2002                                                                        5350                               5469
2003                                                                        7100                               6662
2004                                                                        7180                               6887

Select Growth - Class S
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,099               0.99%
Inception              $       7,150              (8.56)%S

Select Growth - Class E
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,071               0.71%
Inception              $       7,080              (8.80)%S

Select Growth - Class C
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $       9,985              (0.15)%
Inception              $       6,850              (9.60)%S

Select Growth - Class I
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,113               1.13%
Inception              $       7,180              (8.45)%S

Russell 1000(R) Growth
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,338               3.38%
Inception              $       6,887              (9.47)%S

 192  Select Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

Seeks to provide long term capital growth.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDING OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2004, the Select Growth Fund Class I, Class S and Class E gained 1.13%, 0.99%, 0.71% respectively. The Fund's Class C lost 0.15%. This compared to the Russell 1000(R) Growth Index, which gained 3.38% during the same period. Class I, Class S, Class E and Class C performance is net of operating expenses of 0.95%, 1.09%, 1.36% and 2.25%, respectively. Index returns are unmanaged and do not include expenses of any kind.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MANAGERS.

Security selection was the primary reason for the Fund's underperformance relative to its benchmark over the last 12 months. Investors' defensiveness and their concern over rising energy prices and tightening energy supplies created a headwind for this Fund. Turner's emphasis on higher growth stocks that had positive earnings momentum detracted from Fund performance, as stocks with higher valuations were generally out of favor. Ark's emphasis on companies where positive events were occurring that they expected to exceed investors' expectations also detracted from the Fund's returns. Additionally, the Fund's allocation to Fuller & Thaler, a micro capitalization manager, also detracted from the Fund's performance in the fiscal year as micro capitalization stocks underperformed small and large capitalization stocks.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THEY ARE POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

The Fund and its money managers implemented their respective investment approaches to security selection and portfolio construction in a disciplined manner during the fiscal year. The Fund had a lower weighted average market capitalization than its benchmark, and was overweight to the technology and consumer discretionary sectors and underweight to the health care and consumer staples sectors. The valuation characteristics of the Fund's holdings were above those of its benchmark; however, the forecasted long-term growth and one year earnings-per-share forecast of the Fund's holdings also exceeded the benchmark. The higher valuation of the Fund's holdings relative to its benchmark detracted from its return due to the market's preference during the period for lower valuation companies. The Fund's underweight in the largest capitalization stocks in the benchmark contributed positively to performance relative to benchmark. A higher than benchmark beta also detracted from Fund performance during the fiscal year. Managers such as Turner and CapitalWorks struggled, as higher beta stocks or companies with a higher level of uncertainty regarding their rate of future earnings growth were out of favor.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MANAGER LINE-UP?

On March 1, 2004, the Fund's investment objective was changed and its investment objective was reclassified from "fundamental" to "non-fundamental." A non-fundamental investment objective may be changed by the Fund's Board of Trustees without shareholder approval. The Fund's prior investment objective was to provide capital appreciation. The change to the investment objective did not affect materially the manner in which the Fund is managed.

In the fiscal year ending October 31, 2004, Ark Asset Management's large-cap growth strategy replaced Strong Capital Management's large-cap growth mandate. Ark's investment process focuses on companies that are undergoing some type of positive event which Ark expects will add value and where they believe there is a high probability that investor expectations for the company may be exceeded due to the positive event.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE MULTI-MANAGER FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

CapitalWorks, Fuller & Thaler, Ark, and Turner lagged their respective performance benchmarks during the period while TCW outperformed its respective performance benchmark. Relative to the Fund benchmark, both TCW and CapitalWorks outperformed, contributing to performance, while Turner, Ark and Fuller & Thaler detracted from returns. Security selection was the primary source of performance weakness relative to the benchmark. Security selection within the consumer discretionary sector contributed positively to performance, but this was more than offset by the negative impact from security selection within the health care, producer durables, technology, and autos & transportation sectors. Sector allocations also contributed marginally to performance due to overweights in the consumer discretionary and other energy sectors and an underweight in the health care sector. Overweight positions in Intel, Southwest Airlines and Amazon.com and an underweight position in Johnson & Johnson detracted from the Fund's return in the fiscal year. Overweight positions in Verisign, Starbucks, eBay and Yahoo! contributed positively to results.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR STOCK SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

The investment environment for stock selection during the period was strongly biased toward value stocks and narrowly focused on energy, energy-related, interest-rate-sensitive and industrial cyclical stocks. Investors became quite defensive over the course of the fiscal year and focused on investments with a higher level of perceived safety and certainty. A

                                                         Select Growth Fund  193

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

significant jump in oil prices and uncertainty over the supply of oil benefited energy stocks while declining interest rates helped interest-rate-sensitive stocks. Attractive earnings reports by industrial companies that benefited from improving economic conditions resulted in strong performance for many of these types of companies. Turner's earnings momentum focused strategy did not fare well during the fiscal year, as the market favored lower beta companies with higher levels of earnings visibility. Ark's focus on companies set to benefit from some type of positive "change" suffered, as the market rewarded companies with more consistent earnings and a higher level of certainty in their businesses and earnings growth. TCW benefited from the market environment as its focus on higher quality growth companies with longer-term consistent growth potential was rewarded by investors. Both CapitalWorks and Fuller & Thaler struggled, as smaller capitalization growth stocks underperformed larger capitalization value stocks, and the market rewarded higher quality and lower beta companies as well as the larger capitalization end of the small cap spectrum.

Money Managers as of October 31, 2004                                     Styles


Ark Asset Management Co., Inc.                     Growth
CapitalWorks Investment Partners, LLC              Growth
Fuller & Thaler Asset Management, Inc.             Growth
TCW Investment Management Company                  Growth
Turner Investment Partners, Inc.                   Growth

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of Frank Russell Investment Management Company (FRIMCo), or any other person in FRIMCo or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and FRIMCo disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for a Frank Russell Investment Company (FRIC) Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any FRIC Fund.

                              --------------------

* The Fund operations on January 31, 2001. Index comparison began February 1, 2001.

** The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) Index companies with higher price-to-book ratios and higher forecasted growth values.

sec.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 194  Select Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SHAREHOLDER EXPENSE EXAMPLE -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS ANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $       966.15      $     1,013.69
Expenses Paid During
Period*                       $        11.12      $        11.39

* Expenses are equal to the Fund's annualized expense ratio of 2.25%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $       971.19      $     1,018.11
Expenses Paid During
Period*                       $         6.79      $         6.95

* Expenses are equal to the Fund's annualized expense ratio of 1.37%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS I                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $       972.90      $     1,020.22
Expenses Paid During
Period*                       $         4.71      $         4.82

* Expenses are equal to the Fund's annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $       971.47      $     1,019.47
Expenses Paid During
Period*                       $         5.45      $         5.58

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                         Select Growth Fund  195

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 92.9%
Auto and Transportation - 1.8%
Airtran Holdings, Inc. (AE)                            22,100             257
Autoliv, Inc.                                           1,900              81
Forward Air Corp. (AE)                                  1,400              58
Gentex Corp. (N)                                       10,900             360
Golar LNG, Ltd. (AE)                                    4,900              79
Southwest Airlines Co.                                 36,900             582
United Parcel Service, Inc. Class B                     9,210             729
Werner Enterprises, Inc.                                4,200              89
                                                                 ------------
                                                                        2,235
                                                                 ------------

Consumer Discretionary - 22.8%
Abercrombie & Fitch Co. Class A                         2,600             102
Advance Auto Parts (AE)                                 6,700             262
Advo, Inc.                                              2,700              86
Amazon.Com, Inc. (AE)                                  22,880             781
Apollo Group, Inc. Class A (AE)                         6,300             416
Avon Products, Inc.                                     8,568             339
Bed Bath & Beyond, Inc. (AE)                            8,830             360
Best Buy Co., Inc.                                     11,814             700
Buca, Inc. (AE)(N)                                     14,900              66
Buffalo Wild Wings, Inc. (AE)(N)                        2,600              75
Charlotte Russe Holding, Inc. (AE)                      6,900              91
Chemed Corp.                                            1,100              66
ChoicePoint, Inc. (AE)                                  1,900              79
Circuit City Stores, Inc.                              36,100             587
Crown Media Holdings, Inc. Class A (AE)(N)              9,200              83
DiamondCluster International, Inc. (AE)                10,100             123
Digital Generation Systems (AE)                        10,805              13
Digital Theater Systems, Inc. (AE)                      1,800              31
DIRECTV Group, Inc. (The) (AE)                         28,534             479
eBay, Inc. (AE)                                        27,128           2,648
Electronic Arts, Inc. (AE)                             11,600             521
Emerson Radio (AE)                                     16,600              47
Estee Lauder Cos., Inc. (The) Class A                   6,100             262
Fisher Scientific International (AE)                    4,300             247
Foot Locker, Inc.                                       4,100             100
Fox Entertainment Group, Inc. Class A (AE)             19,930             591
Google, Inc. Class A (AE)(N)                            2,672             510
Gray Television, Inc.                                   5,600              74
Hilton Hotels Corp.                                     6,700             133
Home Depot, Inc.                                       40,300           1,656
International Game Technology                           9,877             326
iVillage, Inc. (AE)                                    13,700              70
JC Penney Co., Inc. Holding Co.                        16,400             567

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kimberly-Clark Corp.                                    5,500             328
Kohl's Corp. (AE)                                       7,694             391
Marriott International, Inc. Class A                   27,324           1,489
MPS Group, Inc. (AE)                                   15,900             167
Nautilus Group, Inc. (N)                                6,500             128
Navarre Corp. (AE)(N)                                   5,300              80
New Frontier Media, Inc. (AE)(N)                        7,200              58
Pacific Sunwear Of California (AE)                      5,500             129
PC Mall, Inc. (AE)(N)                                   3,700              57
Pixar (AE)(N)                                           9,600             772
Priceline.com, Inc. (AE)(N)                            11,200             223
Radio One, Inc. Class D (AE)                            9,000             132
Speedway Motorsports, Inc.                              3,600             119
Staples, Inc.                                          22,000             654
Starbucks Corp. (AE)                                   26,278           1,390
Starwood Hotels & Resorts Worldwide, Inc. (o)          18,400             878
Time Warner, Inc. (AE)                                 35,625             593
Tweeter Home Entertainment Group, Inc. (AE)             9,600              58
Ventiv Health, Inc. (AE)                                6,200             107
VeriSign, Inc. (AE)                                    29,000             778
Wal-Mart Stores, Inc.                                  31,000           1,672
Walt Disney Co.                                        13,300             335
Wynn Resorts, Ltd. (AE)(N)                              6,000             349
XM Satellite Radio Holdings, Inc. Class A
   (AE)(N)                                             39,980           1,292
Yahoo!, Inc. (AE)                                      81,279           2,941
Yum! Brands, Inc.                                      11,728             510
                                                                 ------------
                                                                       28,121
                                                                 ------------

Consumer Staples - 5.0%
Anheuser-Busch Cos., Inc. Class                         8,900             445
Coca-Cola Co. (The)                                     9,200             374
Hansen Natural Corp. (AE)(N)                            2,600              69
Imperial Sugar Co. (AE)(N)                              4,100              69
PepsiCo, Inc.                                          48,060           2,383
Procter & Gamble Co.                                   36,782           1,883
Walgreen Co.                                           24,051             863
                                                                 ------------
                                                                        6,086
                                                                 ------------

Financial Services - 9.7%
Advent Software, Inc. (AE)                              4,600              96
Aflac, Inc.                                            12,700             456
American Express Co.                                   29,814           1,582
American International Group, Inc.                     15,600             947
American Land Lease, Inc. (o)(N)                        2,600              52
AmeriCredit Corp. (AE)                                 11,800             229

 196  Select Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ameritrade Holding Corp. (AE)(N)                       20,300             264
Bank of America Corp.                                  19,670             881
Capital One Financial Corp.                            16,000           1,180
Cardinal Financial Corp. (AE)                           5,900              59
Charles Schwab Corp. (The)                             65,737             601
Commerce Bancorp, Inc. (N)                              3,070             182
Cybersource Corp. (AE)                                 11,000              72
Direct General Corp.                                    3,700             109
Fannie Mae                                             14,500           1,017
First Data Corp.                                        5,000             206
Goldman Sachs Group, Inc.                              10,351           1,018
Great American Financial Resources, Inc.                3,100              49
Infinity Property & Casualty Corp.                      3,900             121
Instinet Group, Inc. (AE)                              40,600             195
La Quinta Corp. (AE)(o)                                10,300              83
Lakeland Bancorp, Inc. (N)                              3,700              61
Mercer Insurance Group, Inc. (AE)                       6,500              76
Paychex, Inc.                                          20,676             678
Pico Holdings, Inc. (AE)                                2,700              51
Progressive Corp. (The)                                15,460           1,446
Providian Financial Corp. (AE)                          5,300              82
Republic First Bancorp, Inc. (AE)                       4,290              62
Santander BanCorp                                       3,190              89
Saul Centers, Inc. (o)                                  1,700              55
                                                                 ------------
                                                                       11,999
                                                                 ------------

Health Care - 17.5%
Able Laboratories, Inc. (AE)(N)                         4,200              91
American Medical Systems Holdings, Inc. (AE)            4,535             168
Amgen, Inc. (AE)                                       22,000           1,250
Amylin Pharmaceuticals, Inc. (AE)(N)                   10,800             230
Antigenics, Inc. (AE)                                   6,800              46
Arthrocare Corp. (AE)(N)                                2,600              80
Biogen Idec, Inc. (AE)                                 16,946             986
Boston Scientific Corp. (AE)                           22,577             797
Caremark Rx, Inc. (AE)                                 43,745           1,311
Cellegy Pharmaceuticals, Inc. (AE)(N)                  10,300              51
Charles River Laboratories International, Inc.
   (AE)                                                 3,400             159
Eli Lilly & Co.                                         7,000             384
Forest Laboratories, Inc. (AE)                         16,994             758
Genentech, Inc. (AE)                                   48,963           2,229
Gilead Sciences, Inc. (AE)                             33,115           1,147
GTx, Inc. (AE)(N)                                       6,600              78
Guidant Corp.                                           6,800             453
Guilford Pharmaceuticals, Inc. (AE)(N)                 10,700              48

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hologic, Inc. (AE)                                      4,200              84
ImClone Systems, Inc. (AE)                              4,700             206
IVAX Corp. (AE)                                        11,475             208
Johnson & Johnson                                      55,080           3,216
Kinetic Concepts, Inc. (AE)                             6,400             319
LCA-Vision, Inc. (N)                                    4,201             124
Medco Health Solutions, Inc. (AE)                       8,500             288
Medtronic, Inc.                                        15,333             784
Molecular Devices Corp. (AE)                            5,254             105
Nabi Biopharmaceuticals (AE)                            8,342             116
National Medical Health Card Systems, Inc. (AE)         1,900              41
Natus Medical, Inc. (AE)                                7,800              58
Palomar Medical Technologies, Inc. (AE)(N)              4,600              94
Pfizer, Inc.                                           55,200           1,598
Pharmaceutical Product Development, Inc. (AE)           4,500             190
Prime Medical Services, Inc. (AE)(N)                    9,000              62
Protein Design Labs, Inc. (AE)                          5,500             105
Schering-Plough Corp.                                  12,200             221
Shire Pharmaceuticals PLC ADR                           2,200              62
St. Jude Medical, Inc. (AE)                            18,303           1,401
UnitedHealth Group, Inc.                                3,500             253
Valeant Pharmaceuticals International (N)              10,700             257
Ventana Medical Systems (AE)(N)                         1,300              70
WellPoint Health Networks (AE)                          2,400             234
Zimmer Holdings, Inc. (AE)                             15,707           1,219
                                                                 ------------
                                                                       21,581
                                                                 ------------

Materials and Processing - 2.4%
Archer-Daniels-Midland Co.                             36,965             716
Cia Vale do Rio Doce ADR                               16,364             346
DHB Industries, Inc. (AE)(N)                            7,300             101
Dow Chemical Co. (The)                                  8,800             395
Encore Wire Corp. (AE)(N)                               3,300              41
Harsco Corp.                                            2,600             126
Insituform Technologies, Inc. Class A (AE)              4,400              87
Layne Christensen Co. (AE)                              3,400              59
Medimmune, Inc. (AE)                                    8,700             247
Monsanto Co.                                           16,200             693
Novavax, Inc. (AE)(N)                                  13,200              52
Oregon Steel Mills, Inc. (AE)                           7,400             107
Unifi, Inc. (AE)                                        4,200              14
                                                                 ------------
                                                                        2,984
                                                                 ------------

                                                         Select Growth Fund  197

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Miscellaneous - 2.7%
General Electric Co.                                   65,568           2,237
Honeywell International, Inc.                          14,100             475
Trinity Industries, Inc. (N)                            3,100              97
Tyco International, Ltd.                               16,430             512
                                                                 ------------
                                                                        3,321
                                                                 ------------
Other Energy - 1.5%
Apache Corp.                                            6,611             335
ENSCO International, Inc.                               5,200             159
EOG Resources, Inc.                                     9,200             612
Nabors Industries, Ltd. (AE)                            1,700              84
National-Oilwell, Inc. (AE)                             4,100             138
Newfield Exploration Co. (AE)                           3,900             227
Patterson-UTI Energy, Inc.                              5,200             100
Superior Energy Services (AE)                           7,900             102
Westmoreland Coal Co. (AE)(N)                           3,000              70
                                                                 ------------
                                                                        1,827
                                                                 ------------
Producer Durables - 2.7%
ADE Corp. (AE)(N)                                       3,600              55
Applied Materials, Inc. (AE)                           60,972             982
Applied Signal Technology, Inc.                         3,000              91
BE Aerospace, Inc. (AE)                                 8,200              70
Boeing Co.                                              8,900             444
Caterpillar, Inc.                                       9,024             727
Danaher Corp.                                           6,510             359
General Cable Corp. (AE)(N)                             8,600             106
Measurement Specialties, Inc. (AE)(N)                   2,000              52
Nanometrics, Inc. (AE)(N)                               6,300              74
Photon Dynamics, Inc. (AE)(N)                           5,100              93
Radyne Comstream Corp. (AE)                             8,100              60
Rofin-Sinar Technologies, Inc. (AE)                     2,300              69
Southern Energy Homes, Inc. (AE)                       24,000             110
Strategic Diagnostics, Inc. (AE)                        9,400              24
                                                                 ------------
                                                                        3,316
                                                                 ------------
Technology - 25.8%
@Road, Inc. (AE)                                        8,000              53
ACT Teleconferencing, Inc. (AE)(N)                     23,700              28
Actuate Corp. (AE)                                     11,600              29
Aeroflex, Inc. (AE)                                    17,200             191
Agile Software Corp. (AE)                              22,000             188
Altera Corp. (AE)                                      24,100             548
Anacomp, Inc. Class A (AE)                              4,300              77
Apple Computer, Inc. (AE)                              11,777             619
Ariba, Inc. (AE)                                       13,000             200
Avaya, Inc. (AE)                                       31,800             458
Blue Coat Systems, Inc. (AE)(N)                         3,500              61

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Borland Software Corp. (AE)                            10,300             105
Captaris, Inc. (AE)                                    10,800              50
Centillium Communications, Inc. (AE)                    9,900              22
Cisco Systems, Inc. (AE)                              228,601           4,390
Cognos, Inc. (AE)                                       2,400              95
Comverse Technology, Inc. (AE)                         28,000             578
Dell, Inc. (AE)                                        96,821           3,394
Diodes, Inc. (AE)                                       3,300              96
Ditech Communications Corp. (AE)                        5,400             124
DreamWorks Animation SKG, Inc. Class A (AE)             2,100              82
EDO Corp.                                               7,400             207
EMC Corp. (AE)                                         57,097             735
Epicor Software Corp. (AE)                              4,300              66
Equinix, Inc. (AE)(N)                                   7,100             268
Integrated Device Technology, Inc. (AE)                10,400             123
Internet Security Systems (AE)                          9,300             202
Intersil Corp. Class A                                  7,700             126
InterVoice, Inc. (AE)                                   3,800              47
JDS Uniphase Corp. (AE)                                73,000             231
Juniper Networks, Inc. (AE)                            49,892           1,328
Jupitermedia Corp. (AE)                                 4,900              97
Macromedia, Inc. (AE)                                  10,900             296
Matrixone, Inc. (AE)                                   27,100             154
Maxim Integrated Products, Inc.                        32,180           1,416
Mercury Computer Systems, Inc. (AE)                     6,900             174
Microsemi Corp. (AE)                                    5,100              79
Microsoft Corp.                                        94,900           2,656
MIPS Technologies, Inc. (AE)                            5,100              42
Motorola, Inc.                                         70,500           1,217
National Semiconductor Corp.                           31,300             523
NAVTEQ Corp. (AE)                                       9,000             363
Network Appliance, Inc. (AE)                           38,600             945
Newport Corp. (AE)                                      5,200              59
Novatel Wireless, Inc. (AE)(N)                          8,300             172
Onyx Software Corp. (AE)                               11,175              39
Parametric Technology Corp. (AE)                       11,100              58
PerkinElmer, Inc.                                       6,700             138
Pinnacle Systems, Inc. (AE)                            12,400              58
PMC-Sierra, Inc. (AE)                                  33,300             342
Qualcomm, Inc.                                         41,300           1,727
Quest Software, Inc. (AE)                               7,900             116
Redback Networks, Inc. (AE)                            16,800              76
Research In Motion, Ltd. (AE)                           4,647             410
Saba Software, Inc. (AE)(N)                            13,025              50
Seebeyond Technology Corp. (AE)                        11,900              37
Selectica, Inc. (AE)                                    9,800              38
Siebel Systems, Inc. (AE)                              15,400             146

 198  Select Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sirenza Microdevices, Inc. (AE)                         9,500              43
Skyworks Solutions, Inc. (AE)(N)                       22,400             199
Sun MicroSystems, Inc. (AE)                           154,942             702
Symantec Corp. (AE)                                    17,532             998
Symbol Technologies, Inc.                               9,200             135
Texas Instruments, Inc.                                91,761           2,244
Three-Five Systems, Inc. (AE)(N)                        8,100              18
Transwitch Corp. (AE)(N)                               35,800              37
WatchGuard Technologies (AE)                           11,200              45
Witness Systems, Inc. (AE)                              7,700             120
Xilinx, Inc.                                           37,724           1,154
                                                                 ------------
                                                                       31,844
                                                                 ------------
Utilities - 1.0%
America Movil SA de CV ADR Series L                    12,198             537
MDU Communications International, Inc. (AE)(N)         20,900              58
Nextel Partners, Inc. Class A (AE)(N)                   6,500             109
Ubiquitel, Inc. (AE)                                   11,700              66
Verizon Communications, Inc.                           11,800             460
                                                                 ------------
                                                                        1,230
                                                                 ------------

TOTAL COMMON STOCKS
(cost $102,573)                                                       114,544
                                                                 ------------

SHORT-TERM INVESTMENTS - 6.4%
Frank Russell Investment Company
   Money Market Fund                                7,247,000           7,247
United States Treasury Bill (c)(z)(sec.)
   1.649% due 12/9/04                                     700             699
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
(cost $7,946)                                                           7,946
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

OTHER SECURITIES - 5.4%
Frank Russell Investment Company
   Money Market Fund (X)                            2,652,031           2,652
State Street Securities Lending Quality Trust
   (X)                                              3,985,572           3,986
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $6,638)                                                           6,638
                                                                 ------------

TOTAL INVESTMENTS - 104.7%
(identified cost $117,156)                                            129,128

OTHER ASSETS AND LIABILITIES
NET - (4.7)%                                                           (5,862)
                                                                 ------------

NET ASSETS - 100.0%                                                   123,266
                                                                 ============

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Nasdaq 100 Index
   expiration date 12/04 (18)                           2,682              176

Russell 1000 Growth Index
   expiration date 12/04 (11)                           2,531               (3)

S&P 500 E-Mini Index
   expiration date 12/04 (26)                           1,469               10

S&P 500 Index
   expiration date 12/04 (5 )                           1,413               38
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                  221
                                                                  ============

  See accompanying notes which are an integral part of the financial statements.

                                                         Select Growth Fund  199

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands

                                                       % OF
                                                        NET
PORTFOLIO SUMMARY (UNAUDITED)                         ASSETS
-----------------------------------------------------------------
Auto and Transportation                                       1.8
Consumer Discretionary                                       22.8
Consumer Staples                                              5.0
Financial Services                                            9.7
Health Care                                                  17.5
Materials and Processing                                      2.4
Miscellaneous                                                 2.7
Other Energy                                                  1.5
Producer Durables                                             2.7
Technology                                                   25.8
Utilities                                                     1.0
Short-Term Investments                                        6.4
Other Securities                                              5.4
                                                  ---------------
Total Investments                                           104.7
Other Assets and Liabilities, Net                           (4.7)
                                                  ---------------

Net Assets                                                  100.0
                                                  ===============

Futures Contracts                                             0.2

  See accompanying notes which are an integral part of the financial statements.

 200  Select Growth Fund

                      (This page intentionally left blank)

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
(GRAPHIC)

                                                                   SELECT VALUE - CLASS I            RUSSELL 1000(R) VALUE **
                                                                   ----------------------            ------------------------
Inception*                                                                 10000                              10000
2001                                                                        8608                               8683
2002                                                                        7599                               7813
2003                                                                        9316                               9601
2004                                                                       10692                              11084

Select Value Fund - Class S
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,461              14.61%
Inception              $      10,651               1.70%S

Select Value Fund - Class E
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,431              14.31%
Inception              $      10,531               1.39%S

Select Value Fund - Class C
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,324              13.24%
Inception              $      10,198               0.52%S

Select Value Fund - Class I
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,477              14.77%
Inception              $      10,692               1.80%S

Russell 1000()(R) Value Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,545              15.45%
Inception              $      11,084               2.78%S

 202  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to provide long term capital growth.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDING OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2004, the Select Value Fund Class I, Class S, Class E and Class C gained 14.77%, 14.61%, 14.31% and 13.24%, respectively. This compared to the Russell 1000(R) Value Index, which gained 15.45% during the same period. Class I, Class S, Class E and Class C performance is net of operating expenses of 0.95%, 1.10%, 1.39% and 2.25%, respectively. Index returns are unmanaged and do not include expenses of any kind.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MANAGERS.

Over the period, the best performing stocks in the US equity markets typically had defensive characteristics and below average valuations. Most of these stocks possessed one or more of the following characteristics: low valuations, high yield, low beta, smaller market capitalization and low earnings growth. The performance of these stocks appeared to be driven by investor skepticism about the economy, as well as concerns about geopolitical factors such as the war in Iraq, oil prices, and the election. The Fund's policy of always being fully invested contributed to positive performance, as the equity markets generally increased during the period.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THEY ARE POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

Although smaller capitalization and low growth stocks outperformed during the year, the Fund's money managers favored larger capitalization stocks with higher growth characteristics. Given the recent underperformance of large capitalization stocks with higher growth characteristics, the money managers perceived these stocks to be relatively attractive. Health care stocks also struggled during the year. As a result, valuation-sensitive money managers tended to overweight these stocks. Additionally, as money managers' expectations for rising interest rates increased, they began moving out of financial stocks, which tend to be interest-rate-sensitive. Lastly, money managers moved out of stocks with the highest dividend yield.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MANAGER LINE-UP?

On March 1, 2004, the Fund's investment objective was changed and its investment objective was reclassified from "fundamental" to "non-fundamental." A non-fundamental investment objective may be changed by the Fund's Board of Trustees without shareholder approval. The Fund's prior investment objective was to provide capital appreciation. The change to the investment objective did not affect materially the manner in which the Fund is managed.

Netols Asset Management was added to the Fund in June to replace Systematic Financial Management for the Fund's small cap assignment. Netols is a small cap value manager. The firm emphasizes stocks that it believes have attractive valuations using a variety of financial measures.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE MULTI-MANAGER FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

Although the Fund's money managers were significantly overweight in the poorly performing health care sector, they were able to overcome this sector overweight through positive security selection within the sector. An underweight to the integrated oils sector, particularly Exxon Mobil, while oil prices surged in 2004, had a negative impact on returns. Performance also was negatively impacted by an overweight to stocks with growth rates above the Russell 1000 Value Index, and to stocks that had relatively high price to book measures, both of which lagged the benchmark.

Positive excess returns relative to the benchmark were driven primarily by security selection. The Fund also benefited from being underweight in the highest beta stocks and being overweight in small and medium capitalization stocks relative to the benchmark.

Individual stock positions that had a positive impact on performance were underweights in Citigroup and Merck, which performed poorly. Overweight positions in Tyco, Biogen and Transocean also had a positive impact on performance. In addition to the underweight position in Exxon Mobil, the Fund was negatively impacted by its overweight investments in Pfizer, Teradyne and Fannie Mae.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR STOCK SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

After ending fiscal year 2003 strong, the market environment has been very subdued through October 31, 2004. In general, investors appear to have focused on macro economic factors such as interest rates, the economy and oil prices, as well as geopolitical factors such as the presidential election and the war in Iraq. Conversely, most institutionally oriented investment managers tended to focus on stock specific fundamentals when making investment decisions. As a result, many investment managers have struggled in recent quarters including those in the Fund. As of the end of October, considerable uncertainty remained about the economic and geopolitical factors mentioned above, which continued to dampen trading activity and volume in the market.

                                                          Select Value Fund  203

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

Money Managers as of October 31, 2004                                     Styles


DePrince, Race & Zollo, Inc.                       Value
Iridian Asset Management LLC                       Value
MFS Institutional Advisors, Inc.                   Value
Netols Asset Management, Inc.                      Value
Systematic Financial Management, L.P.              Value

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of Frank Russell Investment Management Company (FRIMCo), or any other person in FRIMCo or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and FRIMCo disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for a Frank Russell Investment Company (FRIC) Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any FRIC Fund.

                              --------------------

* The Fund commenced operations on January 31, 2001. Index comparison began February 1, 2001

** Russell 1000(R) Value Index measures the performance of those Russell 1000(R) Index securities with higher price-to-book ratios and higher forecasted growth values.

sec.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 204  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SHAREHOLDER EXPENSE EXAMPLE -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS ANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,022.16      $     1,013.69
Expenses Paid During
Period*                       $        11.44      $        11.39

* Expenses are equal to the Fund's annualized expense ratio of 2.25%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,027.87      $     1,017.96
Expenses Paid During
Period*                       $         7.14      $         7.10

* Expenses are equal to the Fund's annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS I                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,030.27      $     1,020.22
Expenses Paid During
Period*                       $         4.85      $         4.82

* Expenses are equal to the Fund's annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,030.13      $     1,019.57
Expenses Paid During
Period*                       $         5.51      $         5.48

* Expenses are equal to the Fund's annualized expense ratio of 1.08%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                          Select Value Fund  205

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 93.9%
Auto and Transportation - 1.2%
Autoliv, Inc.                                          14,400             616
Aviall, Inc. (AE)                                      21,327             462
Burlington Northern Santa Fe Corp.                     18,370             768
Fleetwood Enterprises, Inc. (AE)                       23,690             298
Keystone Automotive Industries, Inc. (AE)               6,750             122
Union Pacific Corp.                                     6,720             423
Wabash National Corp. (AE)                             12,737             313
Westinghouse Air Brake Technologies Corp.              28,058             569
                                                                 ------------
                                                                        3,571
                                                                 ------------

Consumer Discretionary - 11.3%
Abercrombie & Fitch Co. Class A                        17,300             678
Accenture, Ltd. Class A (AE)                           14,180             343
Administaff, Inc. (AE)                                 29,913             343
Big Lots, Inc. (AE)                                    23,945             297
California Pizza Kitchen, Inc. (AE)                    17,157             380
CBRL Group, Inc.                                        9,300             337
Copart, Inc. (AE)                                      17,818             331
Corinthian Colleges, Inc. (AE)                         28,250             406
Eastman Kodak Co.                                      17,000             515
Ethan Allen Interiors, Inc. (N)                        10,000             381
Federated Department Stores                            24,200           1,221
Fox Entertainment Group, Inc. Class A (AE)             48,400           1,436
Gap, Inc. (The)                                        36,800             735
Getty Images, Inc. (AE)                                 3,400             201
Hancock Fabrics, Inc. (N)                              29,633             304
Harrah's Entertainment, Inc. (N)                       32,800           1,919
Hasbro, Inc.                                           11,940             211
Home Depot, Inc.                                       34,200           1,405
JC Penney Co., Inc. Holding Co.                        48,300           1,671
Kimberly-Clark Corp.                                   32,480           1,938
Knight-Ridder, Inc. (N)                                11,600             795
Mattel, Inc.                                           31,000             543
May Department Stores Co. (The)                        23,400             610
McDonald's Corp.                                      120,190           3,504
Newell Rubbermaid, Inc.                                40,700             877
PEP Boys-Manny Moe & Jack                              15,836             225
Reed Elsevier PLC ADR (N)                              15,850             571
RR Donnelley & Sons Co.                                12,278             386
Service Corp. International (AE)                       33,564             222
Six Flags, Inc. (AE)                                   28,180             142
Source Interlink Cos., Inc. (AE)                       23,004             232
Sports Authority, Inc. (The) (AE)(N)                   14,552             352

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Target Corp.                                           30,300           1,516
Time Warner, Inc. (AE)                                 17,670             294
TJX Cos., Inc.                                         27,970             671
Tribune Co.                                            21,520             930
VeriSign, Inc. (AE)                                     7,000             188
Viacom, Inc. Class B                                   60,754           2,217
Walt Disney Co.                                        52,760           1,331
Westwood One, Inc. (AE)                                16,400             379
WPP Group PLC ADR (N)                                  20,019           1,006
Yum! Brands, Inc.                                      49,000           2,132
                                                                 ------------
                                                                       34,175
                                                                 ------------

Consumer Staples - 5.2%
Altria Group, Inc.                                     59,670           2,892
American Italian Pasta Co. Class A (N)                 10,355             210
Campbell Soup Co.                                      30,700             824
Clorox Co.                                              9,800             535
Colgate-Palmolive Co.                                  25,350           1,131
Del Monte Foods Co. (AE)                               27,100             289
Diageo PLC ADR (N)                                     27,790           1,495
DIMON, Inc.                                            28,847             168
General Mills, Inc.                                    20,500             907
HJ Heinz Co.                                           44,130           1,604
JM Smucker Co. (The)                                    9,400             418
Kellogg Co.                                            28,100           1,208
Kraft Foods, Inc. Class A                              28,200             939
PepsiCo, Inc.                                           7,010             348
Performance Food Group Co. (AE)                        13,250             308
Sara Lee Corp.                                         60,830           1,416
Sensient Technologies Corp.                            11,551             251
Unilever NV                                            14,300             834
                                                                 ------------
                                                                       15,777
                                                                 ------------

Financial Services - 25.8%
Aflac, Inc.                                            11,040             396
AG Edwards, Inc.                                       25,200             914
Allstate Corp. (The)                                   59,550           2,864
American Express Co.                                   18,350             974
American International Group, Inc.                     52,900           3,212
AmeriCredit Corp. (AE)                                 13,580             263
Bank of America Corp.                                 173,986           7,792
Bank of New York Co., Inc. (The)                       27,100             880
Bear Stearns Cos., Inc. (The)                           8,000             758
BISYS Group, Inc. (The) (AE)                           26,909             393
Capital One Financial Corp.                             4,900             361
Chubb Corp.                                             5,160             372
Cigna Corp.                                            12,300             781
CIT Group, Inc.                                        29,200           1,180

 206  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Citigroup, Inc.                                       160,220           7,108
Comerica, Inc.                                         11,600             714
Commerce Bancshares, Inc.                              16,545             812
Cornerstone Realty Income Trust, Inc. (o)(N)            7,819              77
Dow Jones & Co., Inc. (N)                              18,900             836
East-West Bancorp, Inc.                                11,722             469
Fannie Mae                                             36,100           2,532
First Data Corp.                                       35,613           1,470
First Industrial Realty Trust, Inc. (o)                 9,951             384
Fiserv, Inc. (AE)                                       6,300             224
Franklin Resources, Inc.                               16,440             997
Freddie Mac                                            17,700           1,179
Friedman Billings Ramsey Group, Inc. Class A (o)       40,000             686
GATX Corp.                                             19,869             542
Genworth Financial, Inc. Class A (N)                   30,500             728
Goldman Sachs Group, Inc.                              34,260           3,370
Hartford Financial Services Group, Inc.                10,410             609
Huntington Bancshares, Inc.                            32,000             766
JPMorgan Chase & Co.                                  107,866           4,163
Keycorp                                                20,900             702
Kronos, Inc. (AE)                                       7,961             390
MBNA Corp.                                            116,650           2,990
Mellon Financial Corp.                                 42,130           1,218
Merrill Lynch & Co., Inc.                              66,920           3,610
Metlife, Inc.                                          54,670           2,097
MGIC Investment Corp.                                  11,200             720
Montpelier Re Holdings, Ltd.                            6,400             239
Northern Trust Corp.                                   19,800             842
PNC Financial Services Group, Inc. (N)                 32,510           1,700
Providian Financial Corp. (AE)                         46,100             717
Safeco Corp. (N)                                       23,400           1,082
SLM Corp.                                              38,700           1,752
Sovereign Bancorp, Inc.                                48,200           1,044
SunTrust Banks, Inc.                                   37,848           2,664
UnumProvident Corp. (N)                                20,800             284
US Bancorp                                             70,400           2,014
W Holding Co., Inc.                                    29,766             595
Wachovia Corp.                                         15,200             748
Waddell & Reed Financial, Inc. Class A                 15,600             328
Washington Mutual, Inc.                                20,400             790
Wells Fargo & Co.                                      17,500           1,045
Weyerhaeuser Co.                                       12,000             752
Zions BanCorp.                                         13,600             900
                                                                 ------------
                                                                       78,029
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Health Care - 10.5%
Abbott Laboratories                                    45,950           1,959
AmerisourceBergen Corp.                                 6,400             352
Amgen, Inc. (AE)                                       32,100           1,823
Anthem, Inc. (AE)(N)                                   36,000           2,894
Baxter International, Inc.                             54,320           1,671
Biogen Idec, Inc. (AE)                                 21,915           1,275
Boston Scientific Corp. (AE)                           39,100           1,380
Caremark Rx, Inc. (AE)                                 51,200           1,534
Eli Lilly & Co.                                         5,080             279
First Health Group Corp. (AE)                          15,765             251
Gentiva Health Services, Inc. (AE)                     36,822             625
Genzyme Corp. (AE)                                     46,900           2,461
Guidant Corp.                                          29,700           1,979
Johnson & Johnson                                      37,660           2,199
LifePoint Hospitals, Inc. (AE)                         13,238             429
Merck & Co., Inc.                                      22,100             692
Novartis AG ADR                                        10,660             512
Pfizer, Inc.                                          108,850           3,151
PSS World Medical, Inc. (AE)                           45,276             510
Roche Holding AG ADR                                    5,220             532
Rotech Healthcare, Inc. (AE)(N)                        14,235             304
Sunrise Senior Living, Inc. (AE)(N)                     9,232             352
UnitedHealth Group, Inc.                               28,000           2,027
US Physical Therapy, Inc. (AE)(N)                      13,458             203
WellPoint Health Networks (AE)                          5,600             547
Wyeth                                                  42,340           1,679
                                                                 ------------
                                                                       31,620
                                                                 ------------

Integrated Oils - 4.7%
BP PLC ADR                                             19,370           1,128
ChevronTexaco Corp.                                    57,272           3,039
ConocoPhillips                                         37,750           3,183
Exxon Mobil Corp.                                     103,850           5,110
Unocal Corp.                                           38,600           1,612
                                                                 ------------
                                                                       14,072
                                                                 ------------

Materials and Processing - 9.1%
Air Products & Chemicals, Inc.                         16,580             882
Airgas, Inc.                                           15,838             390
Akzo Nobel NV ADR (N)                                  25,700             971
Alcoa, Inc.                                            30,300             985
American Standard Cos., Inc. (AE)                      32,400           1,185
Archer-Daniels-Midland Co.                             72,140           1,397
Avery Dennison Corp.                                    7,300             444
Bemis Co.                                              21,300             564
Bowater, Inc.                                          31,780           1,171
Cabot Microelectronics Corp. (AE)(N)                    8,000             288

                                                          Select Value Fund  207

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Crompton Corp.                                         38,200             355
Dow Chemical Co. (The)                                102,010           4,583
EI Du Pont de Nemours & Co.                            49,460           2,120
Hughes Supply, Inc.                                     7,714             219
International Paper Co.                                51,050           1,966
International Steel Group, Inc. (AE)                   38,700           1,429
Lyondell Chemical Co. (N)                              15,800             363
Masco Corp.                                            17,820             611
MeadWestvaco Corp.                                     26,300             829
Monsanto Co.                                           63,290           2,706
PPG Industries, Inc.                                   20,390           1,300
Praxair, Inc.                                          28,970           1,223
Rohm & Haas Co.                                        15,700             666
Smurfit-Stone Container Corp. (AE)                     17,860             310
Syngenta AG ADR                                        31,440             599
                                                                 ------------
                                                                       27,556
                                                                 ------------

Miscellaneous - 3.6%
General Electric Co.                                   95,700           3,265
Honeywell International, Inc.                          31,680           1,067
Teleflex, Inc.                                          6,400             280
Textron, Inc.                                          10,800             736
Tyco International, Ltd.                              110,500           3,442
Vivendi Universal SA ADR (AE)                          73,500           2,016
                                                                 ------------
                                                                       10,806
                                                                 ------------

Other Energy - 3.6%
Baker Hughes, Inc.                                     31,200           1,336
Burlington Resources, Inc.                             29,300           1,216
Cal Dive International, Inc. (AE)                      10,000             354
Chesapeake Energy Corp. (N)                            66,000           1,061
Devon Energy Corp.                                     18,090           1,338
Encore Acquisition Co. (AE)                            13,287             434
EOG Resources, Inc.                                     5,810             387
Forest Oil Corp. (AE)                                   7,950             242
GlobalSantaFe Corp.                                     6,160             182
Hanover Compressor Co. (AE)                            33,395             435
Kerr-McGee Corp.                                       29,200           1,729
Noble Corp. (AE)                                       15,790             721
Remington Oil & Gas Corp. (AE)                         16,095             409
Schlumberger, Ltd.                                      5,330             335
Transocean, Inc. (AE)(N)                               14,500             511
                                                                 ------------
                                                                       10,690
                                                                 ------------

Producer Durables - 5.8%
Ametek, Inc.                                            3,850             127
AO Smith Corp.                                         10,019             266
Applied Materials, Inc. (AE)(N)                        18,000             290

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
BE Aerospace, Inc. (AE)(N)                             55,639             477
Champion Enterprises, Inc. (AE)                        45,587             496
Cooper Industries, Ltd. Class A                        13,510             863
Crane Co.                                              11,816             329
Deere & Co.                                            29,300           1,752
Duratek, Inc. (AE)                                     15,045             304
Emerson Electric Co.                                   27,540           1,764
Engineered Support Systems, Inc.                        9,330             448
Esterline Technologies Corp. (AE)                      14,092             445
IDAX Corp.                                             11,169             412
KB Home                                                 5,900             485
Lam Research Corp. (AE)(N)                             34,300             893
Lockheed Martin Corp.                                  23,730           1,307
Northrop Grumman Corp.                                 18,840             975
Novellus Systems, Inc. (AE)                             5,610             145
Park-Ohio Holdings Corp. Class P (AE)(N)               12,397             259
Pulte Homes, Inc.                                      15,300             840
United Technologies Corp.                              34,600           3,212
Varian Semiconductor Equipment Associates, Inc.
   (AE)                                                 8,750             303
WW Grainger, Inc.                                      15,300             896
                                                                 ------------
                                                                       17,288
                                                                 ------------

Technology - 3.7%
Avaya, Inc. (AE)                                       40,000             576
BEI Technologies, Inc.                                 12,040             360
Corning, Inc. (AE)                                    110,100           1,261
EMC Corp. (AE)                                         63,100             812
Filenet Corp. (AE)                                      8,237             229
Hewlett-Packard Co.                                    18,490             345
Intel Corp.                                            31,900             710
International Business Machines Corp.                  21,180           1,901
Internet Security Systems (AE)                         18,300             398
InterVoice, Inc. (AE)                                  22,224             275
IXYS Corp. (AE)(N)                                     28,430             202
JDA Software Group, Inc. (AE)(N)                       29,393             330
LCC International, Inc. Class A (AE)                   58,865             190
Mantech International Corp. Class A (AE)(N)            23,902             517
Microsoft Corp.                                        74,700           2,091
National Semiconductor Corp.                           20,800             347
Sybase, Inc. (AE)                                      10,800             171
Tessco Technologies, Inc. (AE)                          8,874             114
Titan Corp. (AE)                                       29,300             435
Zarlink Semiconductor, Inc. (AE)                       43,700             122
                                                                 ------------
                                                                       11,386
                                                                 ------------

 208  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Utilities - 9.4%
AES Corp. (The) (AE)                                  108,200           1,179
Alltel Corp. (N)                                       13,400             736
BellSouth Corp.                                        24,200             645
Cinergy Corp.                                          10,720             424
Citizens Communications Co.                            38,000             509
Comcast Corp. Class A (AE)                             31,400             926
Comcast Corp. Special Class A (AE)                     38,810           1,127
COX Communications, Inc. Class A (AE)                   6,500             224
Dominion Resources, Inc.                               26,160           1,683
Duke Energy Corp.                                      42,500           1,043
Energy East Corp. (N)                                  16,650             420
Entergy Corp.                                           8,220             537
Exelon Corp.                                           35,030           1,388
FirstEnergy Corp.                                       5,060             209
FPL Group, Inc.                                         5,600             386
KeySpan Corp.                                           7,510             300
Mediacom Communications Corp. Class A (AE)(N)          35,469             232
National Fuel Gas Co. (N)                               3,210              90
Nextel Communications, Inc. Class A (AE)               59,900           1,587
Oneok, Inc.                                            32,135             862
PPL Corp.                                              24,480           1,273
Progress Energy, Inc.                                   1,300              --
Public Service Enterprise Group, Inc.                  16,400             698
Puget Energy, Inc.                                     17,700             412
SBC Communications, Inc.                               26,100             659
Sempra Energy                                          10,000             335
Sierra Pacific Resources (AE)(N)                       43,694             419
Sprint Corp.                                          182,550           3,824
TXU Corp.                                               8,120             497
Verizon Communications, Inc.                          105,410           4,122
Vodafone Group PLC ADR                                 38,073             982
Western Wireless Corp. Class A (AE)                    26,000             758
                                                                 ------------
                                                                       28,486
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

TOTAL COMMON STOCKS
(cost $253,240)                                                       283,456
                                                                 ------------

SHORT-TERM INVESTMENTS - 5.7%
Frank Russell Investment Company
   Money Market Fund                               15,514,000          15,514
United States Treasury Bill (c)(z)(sec.)
   1.649% due 12/09/04                                  1,800           1,797
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $17,311)                                                         17,311
                                                                 ------------

OTHER SECURITIES - 5.3%
Frank Russell Investment Company
   Money Market Fund ((LOGO))                       6,350,300           6,350
State Street Securities Lending Quality Trust
   ((LOGO))                                         9,543,467           9,544
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $15,894)                                                         15,894
                                                                 ------------

TOTAL INVESTMENTS - 104.9%
(identified cost $286,444)                                            316,661

OTHER ASSETS AND LIABILITIES
NET - (4.9%)                                                          (14,629)
                                                                 ------------

NET ASSETS - 100.0%                                                   302,032
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                          Select Value Fund  209

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Value Index
   expiration date 12/04 (36)                              10,926                109

S&P 500 E-Mini Index
   expiration date 12/04 (37)                               2,091                 15

S&P 500 Index
   expiration date 12/04 (16)                               4,521                 47
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        171
                                                                     ===============

                                                                          % OF
                                                                           NET
PORTFOLIO SUMMARY (UNAUDITED)                                            ASSETS
------------------------------------------------------------------------------------
Auto and Transportation                                                          1.2
Consumer Discretionary                                                          11.3
Consumer Staples                                                                 5.2
Financial Services                                                              25.8
Health Care                                                                     10.5
Integrated Oils                                                                  4.7
Materials and Processing                                                         9.1
Miscellaneous                                                                    3.6
Other Energy                                                                     3.6
Producer Durables                                                                5.8
Technology                                                                       3.7
Utilities                                                                        9.4
Short-Term Investments                                                           5.7
Other Securities                                                                 5.3
                                                                     ---------------
Total Investments                                                              104.9
Other Assets and Liabilities, Net                                              (4.9)
                                                                     ---------------

Net Assets                                                                     100.0
                                                                     ===============

Futures Contracts                                                                0.1

See accompanying notes which are an integral part of the financial statements.

 210  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

FOOTNOTES:

(AE)  Nonincome-producing security.
(I)   Forward commitment.
(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end. Variable Rate.
(f) Perpetual floating rate security. Rate shown reflects rate in effect ar period end.
(o)   Real Estate Investment Trust (REIT).
(u)   Bond is insured by a guarantor.
(B)   Illiquid security.
(O)   In default.
(c)   At amortized cost, which approximates market.
(z)   Rate noted is yield-to-maturity from date of acquisition.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(S) Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(A) This security has been valued by the Security Valuation Committee. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.
# All securities with a maturity date greater than thirteen months have a demand feature or an optional or mandatory put, or are pre-refunded, resulting in an effective maturity of thirteen months or less. Additionally, all daily and weekly demand securities are backed by direct payment of letters of credit.
(x) The security is purchased with the cash collateral from the securities loaned.
(N)   All or a portion of the shares of this security are on loan.
(p) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

ABBREVIATIONS:

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
ADS - American Depositary Share
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
PIC - Payment in Kind
FDIC - Federal Deposit Insurance Company
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities TBA - To Be Announced Security

                                          Notes to Schedules of Investments  211

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

FOREIGN CURRENCY ABBREVIATIONS:

   ARS - Argentine peso                    HKD - Hong Kong dollar                  PLN - Polish zloty
   AUD - Australian dollar                 HUF - Hungarian forint                  RUB - Russian ruble
   BRL - Brazilian real                    IDR - Indonesian rupiah                 SEK - Swedish krona
   CAD - Canadian dollar                   ILS - Israeli shekel                    SGD - Singapore dollar
   CHF - Swiss franc                       INR - Indian rupee                      SKK - Slovakian koruna
   CLP - Chilean peso                      ITL - Italian lira                      THB - Thai baht
   CNY - Chinese renminbi yuan             JPY - Japanese yen                      TRL - Turkish lira
   COP - Colombian peso                    KES - Kenyan schilling                  TWD - Taiwanese dollar
   CRC - Costa Rica colon                  KRW - South Korean won                  USD - United States dollar
   CZK - Czech koruna                      MXN - Mexican peso                      VEB - Venezuelan bolivar
   DKK - Danish krone                      MYR - Malaysian ringgit                 VND - Vietnam dong
   EGP - Egyptian pound                    NZD - New Zealand dollar                ZAR - South African rand
   EUR - Euro                              PEN - Peruvian nouveau sol
   GBP - British pound sterling            PHP - Philippine peso

 212  Notes to Schedules of Investments

                      (This page intentionally left blank)

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

STATEMENT OF ASSETS AND LIABILITIES -- OCTOBER 31, 2004

                                                                          DIVERSIFIED EQUITY        SPECIAL GROWTH
AMOUNTS IN THOUSANDS                                                             FUND                    FUND
---------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at identified cost                                           $         1,928,141    $            787,253
---------------------------------------------------------------------------------------------------------------------
Investments, at market***                                                           2,135,110                 912,203
Cash                                                                                      203                     188
Foreign currency holdings*                                                                 --                      --
Unrealized appreciation on foreign currency exchange contracts                             --                      --
Receivables:
      Dividends and interest                                                            2,357                     599
      Dividends from affiliated money market funds                                        163                      52
      Investments sold                                                                 28,715                  23,246
      Fund shares sold                                                                  2,896                   1,405
      Foreign taxes recoverable                                                            --                      --
      From Advisor                                                                         --                      --
      Daily variation margin on futures contracts                                         383                      --
Prepaid expenses                                                                           --                      --
Unrealized appreciation on index swap contracts                                            --                      --
Interest rate swap contracts, at market value****                                          --                      --
                                                                          -------------------    --------------------
Total assets                                                                        2,169,827                 937,693
                                                                          -------------------    --------------------

LIABILITIES
Payables:
      Investments purchased                                                            26,494                  22,353
      Fund shares redeemed                                                              1,768                     860
      Accrued fees to affiliates                                                        1,818                     927
      Other accrued expenses                                                              279                     109
      Daily variation margin on futures contracts                                          --                       5
      Deferred tax liability                                                               --                      --
Unrealized depreciation on foreign currency exchange contracts                             --                      --
Options written, at market value**                                                         --                      --
Payable upon return of securities loaned                                               55,809                 126,640
Interest rate swap contracts, at market value****                                          --                      --
                                                                          -------------------    --------------------
Total liabilities                                                                      86,168                 150,894
                                                                          -------------------    --------------------

NET ASSETS                                                                $         2,083,659    $            786,799
                                                                          ===================    ====================
Net Assets Consist of:
Undistributed (overdistributed) net investment income                     $               621    $                 --
Accumulated net realized gain (loss)                                                 (133,573)                 91,478
Unrealized appreciation (depreciation) on:
      Investments                                                                     206,969                 124,950
      Futures contracts                                                                 2,502                   1,228
      Options written                                                                      --                      --
      Index swap contracts                                                                 --                      --
      Interest rate swap contracts                                                         --                      --
      Foreign currency-related transactions                                                --                      --
Shares of beneficial interest                                                             525                     150
Additional paid-in capital                                                          2,006,615                 568,993
                                                                          -------------------    --------------------
NET ASSETS                                                                $         2,083,659    $            786,799
                                                                          ===================    ====================

See accompanying notes which are an integral part of the financial statements.

 214  Statement of Assets and Liabilities

    QUANTITATIVE EQUITY    INTERNATIONAL SECURITIES    EMERGING MARKETS      REAL ESTATE      SHORT DURATION
           FUND                      FUND                    FUND          SECURITIES FUND      BOND FUND
------------------------------------------------------------------------------------------------------------
      $    2,008,786            $    1,818,499          $      465,483     $      924,739     $    1,227,416
------------------------------------------------------------------------------------------------------------
           2,258,792                 2,068,279                 583,415          1,300,423          1,228,216
                  33                        24                      --              1,033                 10
                  --                     8,654                   2,532                 --                  6
                  --                     9,104                   1,153                 --                 --
               2,553                     2,633                   1,721              1,726              6,362
                 120                       179                      40                 53                123
               6,175                    12,084                   1,192              8,419                 33
               2,997                     3,885                   6,970             12,777              2,481
                  --                       150                       5                 --                 --
                  --                         1                      --                 --                 --
                 323                        --                      --                 --                 91
                  --                        --                      --                 --                  1
                  --                        --                      --                 --                 --
                  --                        --                      --                 --              1,173
      --------------            --------------          --------------     --------------     --------------
           2,270,993                 2,104,993                 597,028          1,324,431          1,238,496
      --------------            --------------          --------------     --------------     --------------

               7,218                     8,962                     951             17,180             31,266
               1,637                     1,006                     498              1,247              1,267
               1,927                     1,851                     824              1,270                726
                 254                       346                     124                115                153
                  --                       474                      18                 --                 --
                  --                        28                     903                 --                 --
                  --                     4,388                     377                 --                 15
                  --                     3,852                   1,520                 --                  2
              56,217                   291,318                   7,551             42,581              8,127
                  --                        --                      --                 --                 --
      --------------            --------------          --------------     --------------     --------------
              67,253                   312,225                  12,766             62,393             41,556
      --------------            --------------          --------------     --------------     --------------

      $    2,203,740            $    1,792,768          $      584,262     $    1,262,038     $    1,196,940
      ==============            ==============          ==============     ==============     ==============
      $          708            $       13,388          $         (882)    $         (385)    $        1,891
             (48,715)                  (99,671)                (76,852)           128,098                474
             250,006                   249,780                 117,029            375,684                800
               1,914                      (680)                    269                 --                331
                  --                      (122)                   (201)                --                 11
                  --                        --                      --                 --                 --
                  --                        --                      --                 --                493
                  --                     4,927                     810                 --                (14)
                 628                       316                     452                288                628
           1,999,199                 1,624,830                 543,637            758,353          1,192,326
      --------------            --------------          --------------     --------------     --------------
      $    2,203,740            $    1,792,768          $      584,262     $    1,262,038     $    1,196,940
      ==============            ==============          ==============     ==============     ==============

  See accompanying notes which are an integral part of the financial statements.

                                        Statement of Assets and Liabilities  215

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED -- OCTOBER 31, 2004

                                                                          DIVERSIFIED EQUITY        SPECIAL GROWTH
                                                                                 FUND                    FUND
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, offering and redemption price per share:
   Net asset value per share: Class C*****                                $             38.64    $              49.16
      Class C -- Net assets                                               $        94,662,859    $         46,919,349
      Class C -- Shares outstanding ($.01 par value)                                2,449,571                 954,400
   Net asset value per share: Class E*****                                $             39.75    $              51.47
      Class E -- Net assets                                               $        45,412,888    $         32,028,348
      Class E -- Shares outstanding ($.01 par value)                                1,142,521                 622,276
   Net asset value per share: Class I*****                                $                --    $                 --
      Class I -- Net assets                                               $                --    $                 --
      Class I -- Shares outstanding ($.01 par value)                                       --                      --
   Net asset value per share: Class S*****                                $             39.74    $              52.89
      Class S -- Net assets                                               $     1,943,583,349    $        707,851,294
      Class S -- Shares outstanding ($.01 par value)                               48,902,180              13,383,432
---------------------------------------------------------------------------------------------------------------------
Amounts in thousands
*     Foreign currency holdings - cost                                    $                --    $                 --
**    Premiums received on options written                                $                --    $                 --
***   Market value of securities on loan included in investments          $            54,518    $            122,535
****  Interest rate swap contracts - premiums paid (received)             $                --    $                 --
***** Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding

See accompanying notes which are an integral part of the financial statements.

 216  Statement of Assets and Liabilities

    QUANTITATIVE EQUITY    INTERNATIONAL SECURITIES    EMERGING MARKETS      REAL ESTATE      SHORT DURATION
           FUND                      FUND                    FUND          SECURITIES FUND      BOND FUND
------------------------------------------------------------------------------------------------------------
      $        34.24            $        54.38          $        12.52     $        43.10     $        19.04
      $   98,011,973            $   80,621,838          $   20,466,759     $   61,088,878     $   38,427,188
           2,862,387                 1,482,660               1,634,402          1,417,479          2,018,083
      $        35.04            $        56.28          $        12.93     $        43.55     $        19.10
      $   48,646,011            $   38,629,498          $   14,168,822     $   29,435,956     $   23,180,549
           1,388,309                   686,419               1,095,863            675,975          1,213,748
      $           --            $           --          $           --     $           --     $           --
                  --                        --                      --                 --                 --
                  --                        --                      --                 --                 --
      $        35.13            $        56.84          $        12.94     $        43.90     $        19.07
      $2,057,081,627            $1,673,516,310          $  549,626,190     $1,171,513,530     $1,135,332,067
          58,552,083                29,444,799              42,472,032         26,687,690         59,523,485
------------------------------------------------------------------------------------------------------------

      $           --            $        8,458          $        2,511     $           --     $            6
      $           --            $        3,730          $        1,319     $           --     $           13
      $       55,114            $      277,332          $        7,404     $       41,315     $        7,969
      $           --            $           --          $           --     $           --     $          680

  See accompanying notes which are an integral part of the financial statements.

                                        Statement of Assets and Liabilities  217

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

STATEMENT OF ASSETS AND LIABILITIES -- OCTOBER 31, 2004

                                                                           DIVERSIFIED BOND       MULTISTRATEGY BOND
AMOUNTS IN THOUSANDS                                                             FUND                    FUND
---------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at identified cost                                           $         1,832,271    $          1,794,637
---------------------------------------------------------------------------------------------------------------------
Investments, at market***                                                           1,851,401               1,821,495
Cash                                                                                    1,198                   5,258
Foreign currency holdings*                                                                805                   2,082
Unrealized appreciation on foreign currency exchange contracts                             28                      67
Receivables:
      Dividends and interest                                                           10,326                   9,499
      Dividends from affiliated money market funds                                        206                     336
      Investments sold                                                                 54,910                  74,644
      Fund shares sold                                                                  4,908                   5,918
      Foreign taxes recoverable                                                            --                      --
      From Advisor                                                                         --                      --
      Daily variation margin on futures contracts                                         326                     368
Prepaid expenses                                                                            1                      --
Unrealized appreciation on index swap contracts                                            --                     164
Interest rate swap contracts, at market value****                                          57                     636
                                                                          -------------------    --------------------
Total assets                                                                        1,924,166               1,920,467
                                                                          -------------------    --------------------

LIABILITIES
Payables:
      Investments purchased                                                           278,639                 343,728
      Fund shares redeemed                                                              1,018                     759
      Accrued fees to affiliates                                                          780                   1,032
      Other accrued expenses                                                              178                     196
      Daily variation margin on futures contracts                                          --                      41
      Deferred tax liability                                                               --                      --
Unrealized depreciation on foreign currency exchange contracts                            303                     638
Options written, at market value**                                                         77                     431
Payable upon return of securities loaned                                              320,508                 202,755
Interest rate swap contracts, at market value****                                         393                   1,173
                                                                          -------------------    --------------------
Total liabilities                                                                     601,896                 550,753
                                                                          -------------------    --------------------

NET ASSETS                                                                $         1,322,270    $          1,369,714
                                                                          ===================    ====================
Net Assets Consist of:
Undistributed (overdistributed) net investment income                     $             3,036    $              2,665
Accumulated net realized gain (loss)                                                    5,218                  16,707
Unrealized appreciation (depreciation) on:
      Investments                                                                      19,130                  26,858
      Futures contracts                                                                 1,421                   1,534
      Options written                                                                      72                     132
      Index swap contracts                                                                 --                     164
      Interest rate swap contracts                                                       (154)                     10
      Foreign currency-related transactions                                              (251)                   (633)
Shares of beneficial interest                                                             549                   1,286
Additional paid-in capital                                                          1,293,249               1,320,991
                                                                          -------------------    --------------------
NET ASSETS                                                                $         1,322,270    $          1,369,714
                                                                          ===================    ====================

See accompanying notes which are an integral part of the financial statements.

 218  Statement of Assets and Liabilities

      TAX EXEMPT      TAX-MANAGED LARGE    TAX-MANAGED MID &    SELECT GROWTH      SELECT VALUE
      BOND FUND           CAP FUND          SMALL CAP FUND           FUND              FUND
------------------------------------------------------------------------------------------------
    $      192,839     $      287,068       $      150,965      $      117,156    $      286,444
------------------------------------------------------------------------------------------------
           200,345            364,062              165,560             129,128           316,661
                --                 --                   --                  --                --
                --                 --                   --                  --                --
                --                 --                   --                  --                --
             2,677                415                   47                  54               431
                 9                 28                   14                  10                22
               567                724                1,107               1,852             3,511
               674                450                  267                 523               739
                --                 --                   --                  --                --
                --                  2                   80                  58                13
                --                 51                    1                  31                58
                --                 --                   --                  --                --
                --                 --                   --                  --                --
                --                 --                   --                  --                --
    --------------     --------------       --------------      --------------    --------------
           204,272            365,732              167,076             131,656           321,435
    --------------     --------------       --------------      --------------    --------------

             1,389              1,339                1,168               1,437             2,831
                68                 54                   18                 160               340
                90                294                  227                  98               288
                40                 48                   28                  57                50
                --                 --                   --                  --                --
                --                 --                   --                  --                --
                --                 --                   --                  --                --
                --                 --                   --                  --                --
                --              2,061               35,269               6,638            15,894
                --                 --                   --                  --                --
    --------------     --------------       --------------      --------------    --------------
             1,587              3,796               36,710               8,390            19,403
    --------------     --------------       --------------      --------------    --------------

    $      202,685     $      361,936       $      130,366      $      123,266    $      302,032
    ==============     ==============       ==============      ==============    ==============
    $          400     $        1,623       $           --      $           --    $          155
            (1,316)          (110,432)             (17,966)            (26,194)          (18,174)
             7,506             76,994               14,595              11,972            30,217
                --                170                  204                 221               171
                --                 --                   --                  --                --
                --                 --                   --                  --                --
                --                 --                   --                  --                --
                --                 --                   --                  --                --
                92                213                  123                 172               294
           196,003            393,368              133,410             137,095           289,369
    --------------     --------------       --------------      --------------    --------------
    $      202,685     $      361,936       $      130,366      $      123,266    $      302,032
    ==============     ==============       ==============      ==============    ==============

  See accompanying notes which are an integral part of the financial statements.

                                        Statement of Assets and Liabilities  219

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED -- OCTOBER 31, 2004

                                                                           DIVERSIFIED BOND       MULTISTRATEGY BOND
                                                                                 FUND                    FUND
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, offering and redemption price per share:
   Net asset value per share: Class C*****                                $             24.54    $              10.63
      Class C -- Net assets                                               $        45,969,916    $         53,572,698
      Class C -- Shares outstanding ($.01 par value)                                1,873,189               5,039,498
   Net asset value per share: Class E*****                                $             24.62    $              10.64
      Class E -- Net assets                                               $        43,724,107    $         31,621,019
      Class E -- Shares outstanding ($.01 par value)                                1,776,106               2,971,443
   Net asset value per share: Class I*****                                $                --    $                 --
      Class I -- Net assets                                               $                --    $                 --
      Class I -- Shares outstanding ($.01 par value)                                       --                      --
   Net asset value per share: Class S*****                                $             24.04    $              10.65
      Class S -- Net assets                                               $     1,232,575,580    $      1,284,519,840
      Class S -- Shares outstanding ($.01 par value)                               51,280,421             120,605,482
---------------------------------------------------------------------------------------------------------------------
Amounts in thousands
*     Foreign currency holdings - cost                                    $               792    $              2,047
**    Premiums received on options written                                $               149    $                563
***   Market value of securities on loan included in investments          $           314,642    $            199,174
****  Interest rate swap contracts - premiums paid (received)             $              (182)   $               (547)
***** Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding

See accompanying notes which are an integral part of the financial statements.

 220  Statement of Assets and Liabilities

      TAX EXEMPT      TAX-MANAGED LARGE    TAX-MANAGED MID &    SELECT GROWTH      SELECT VALUE
      BOND FUND           CAP FUND          SMALL CAP FUND           FUND              FUND
------------------------------------------------------------------------------------------------
    $        22.03     $        16.55       $        10.17      $         6.85    $        10.15
    $   10,610,834     $   13,304,469       $    6,041,402      $    5,941,686    $   16,833,500
           481,589            803,859              594,154             867,463         1,657,705
    $        22.10     $        16.93       $        10.56      $         7.08    $        10.28
    $    6,487,565     $    5,991,376       $    1,279,251      $    5,749,021    $    9,167,027
           293,553            353,927              121,132             812,524           891,533
    $           --     $           --       $           --      $         7.19    $        10.30
    $           --     $           --       $           --      $   60,006,441    $  102,396,565
                --                 --                   --           8,351,473         9,937,342
    $        22.07     $        16.99       $        10.65      $         7.15    $        10.29
    $  185,586,620     $  342,640,380       $  123,045,403      $   51,569,195    $  173,635,226
         8,407,748         20,166,722           11,550,075           7,209,534        16,876,233
------------------------------------------------------------------------------------------------

    $           --     $           --       $           --      $           --    $           --
    $           --     $           --       $           --      $           --    $           --
    $           --     $        2,005       $       34,453      $        6,416    $       15,530
    $           --     $           --       $           --      $           --    $           --

  See accompanying notes which are an integral part of the financial statements.

                                        Statement of Assets and Liabilities  221

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

STATEMENT OF OPERATIONS -- FOR THE FISCAL YEAR ENDED OCTOBER 31, 2004

                                            DIVERSIFIED EQUITY     SPECIAL GROWTH
AMOUNTS IN THOUSANDS                               FUND                 FUND
-----------------------------------------------------------------------------------
INVESTMENT INCOME
      Dividends                               $       28,054      $           7,650
      Dividends from affiliated money
       market funds                                      175                    473
      Interest                                           144                     34
      Securities lending income                           97                    356
      Less foreign taxes withheld                         --                     --
                                              --------------      -----------------
Total investment income                               28,470                  8,513
                                              --------------      -----------------

EXPENSES
      Advisory fees                                   13,436                  6,689
      Administrative fees                                920                    372
      Custodian fees                                     589                    406
      Distribution fees - Class C                        623                    333
      Transfer agent fees                              1,434                  1,547
      Transfer agent fees - Class C                       --                     --
      Transfer agent fees - Class E                       --                     --
      Transfer agent fees - Class I                       --                     --
      Transfer agent fees - Class S                       --                     --
      Professional fees                                  125                     63
      Registration fees                                  149                     76
      Shareholder servicing fees - Class
       C                                                 208                    111
      Shareholder servicing fees - Class
       E                                                 103                     59
      Trustees' fees                                      60                     24
      Printing fees                                      142                     59
      LifePoints funds fees                            1,498                    331
      Miscellaneous                                       56                     14
                                              --------------      -----------------
      Expenses before reductions                      19,343                 10,084
      Expense reductions                                (141)                    (5)
                                              --------------      -----------------
Net expenses                                          19,202                 10,079
                                              --------------      -----------------
Net investment income (loss)                           9,268                 (1,566)
                                              --------------      -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
      Investments (Emerging Markets
       Fund -- Net of taxes $1,348)                  101,783                 77,172
      Futures contracts                               10,065                  4,895
      Options written                                     --                     --
      Index swap contracts                                --                     --
      Interest rate swap contracts                        --                     --
      Foreign currency-related
       transactions                                       --                      1
                                              --------------      -----------------
Net realized gain (loss)                             111,848                 82,068
                                              --------------      -----------------
Net change in unrealized appreciation
   (depreciation) on:
      Investments (Emerging Markets
       Fund -- Net of taxes $903)                      6,459                (19,897)
      Futures contracts                                 (523)                    83
      Options written                                     --                     --
      Index swap contracts                                --                     --
      Interest rate swap contracts                        --                     --
      Foreign currency-related
       transactions                                       --                     --
                                              --------------      -----------------
Net change in unrealized appreciation
   (depreciation)                                      5,936                (19,814)
                                              --------------      -----------------
Net realized and unrealized gain (loss)              117,784                 62,254
                                              --------------      -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                            $      127,052      $          60,688
                                              ==============      =================

See accompanying notes which are an integral part of the financial statements.

 222  Statement of Operations

       QUANTITATIVE EQUITY    INTERNATIONAL SECURITIES     EMERGING MARKETS          REAL ESTATE           SHORT DURATION
              FUND                      FUND                     FUND              SECURITIES FUND           BOND FUND
----------------------------------------------------------------------------------------------------------------------------
       $            31,211      $            36,472       $            15,548    $            35,148    $                 82
                       824                    1,484                       292                    307                     821
                        59                      137                        34                      1                  28,034
                        80                    1,348                        22                     72                      10
                        --                   (4,012)                   (1,921)                    --                      --
       -------------------      -------------------       -------------------    -------------------    --------------------
                    32,174                   35,429                    13,975                 35,528                  28,947
       -------------------      -------------------       -------------------    -------------------    --------------------

                    14,321                   14,089                     5,680                  8,496                   4,916
                       981                      782                       247                    531                     546
                       538                    2,102                     1,365                    274                     319
                       638                      500                       127                    352                     305
                     1,547                    1,422                     1,432                  1,811                     424
                        --                       --                        --                     --                      --
                        --                       --                        --                     --                      --
                        --                       --                        --                     --                      --
                        --                       --                        --                     --                      --
                       116                      147                        94                     84                      84
                       157                      132                        82                     96                     105
                       212                      167                        42                    117                     102
                       111                       82                        29                     55                      55
                        63                       36                        15                     34                      33
                        90                       64                        47                     35                      --
                     1,517                    1,353                       247                    427                     762
                        29                       14                        25                     44                      23
       -------------------      -------------------       -------------------    -------------------    --------------------
                    20,320                   20,890                     9,432                 12,356                   7,674
                        (1)                      (3)                     (202)                    (9)                   (300)
       -------------------      -------------------       -------------------    -------------------    --------------------
                    20,319                   20,887                     9,230                 12,347                   7,374
       -------------------      -------------------       -------------------    -------------------    --------------------
                    11,855                   14,542                     4,745                 23,181                  21,573
       -------------------      -------------------       -------------------    -------------------    --------------------

                   119,084                   90,402                    70,532                108,208                      26
                     6,138                   12,445                      (115)                    --                   1,492
                        --                    2,535                    (1,585)                    --                      68
                        --                       --                        --                     --                      --
                        --                       --                        --                     --                     307
                        --                    6,369                       483                     --                     (11)
       -------------------      -------------------       -------------------    -------------------    --------------------
                   125,222                  111,751                    69,315                108,208                   1,882
       -------------------      -------------------       -------------------    -------------------    --------------------
                    11,549                   89,419                    18,946                170,285                  (3,061)
                      (362)                  (2,242)                       83                     --                     667
                        --                     (115)                     (172)                    --                     (36)
                        --                       --                        --                     --                      --
                        --                       --                        --                     --                     492
                        --                      286                       607                     --                     (14)
       -------------------      -------------------       -------------------    -------------------    --------------------
                    11,187                   87,348                    19,464                170,285                  (1,952)
       -------------------      -------------------       -------------------    -------------------    --------------------
                   136,409                  199,099                    88,779                278,493                     (70)
       -------------------      -------------------       -------------------    -------------------    --------------------
       $           148,264      $           213,641       $            93,524    $           301,674    $             21,503
       ===================      ===================       ===================    ===================    ====================

  See accompanying notes which are an integral part of the financial statements.

                                                    Statement of Operations  223

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

STATEMENT OF OPERATIONS -- FOR THE FISCAL YEAR ENDED OCTOBER 31, 2004

                                            DIVERSIFIED BOND    MULTISTRATEGY BOND
AMOUNTS IN THOUSANDS                              FUND                 FUND
----------------------------------------------------------------------------------
INVESTMENT INCOME
      Dividends                              $           79     $             522
      Dividends from affiliated money
       market funds                                   1,317                 2,700
      Interest                                       38,140                37,023
      Securities lending income                         312                   197
      Less foreign taxes withheld                        --                    --
                                             --------------     -----------------
Total investment income                              39,848                40,442
                                             --------------     -----------------

EXPENSES
      Advisory fees                                   4,737                 6,982
      Administrative fees                               592                   581
      Custodian fees                                    518                   539
      Distribution fees - Class C                       314                   339
      Transfer agent fees                               674                   877
      Transfer agent fees - Class C                      --                    --
      Transfer agent fees - Class E                      --                    --
      Transfer agent fees - Class I                      --                    --
      Transfer agent fees - Class S                      --                    --
      Professional fees                                  95                    90
      Registration fees                                 110                   137
      Shareholder servicing fees - Class
       C                                                105                   113
      Shareholder servicing fees - Class
       E                                                 97                    65
      Trustees' fees                                     38                    38
      Printing fees                                      45                    59
      LifePoints funds fees                           1,004                 1,012
      Miscellaneous                                      --                     7
                                             --------------     -----------------
      Expenses before reductions                      8,329                10,839
      Expense reductions                                (13)                  (22)
                                             --------------     -----------------
Net expenses                                          8,316                10,817
                                             --------------     -----------------
Net investment income (loss)                         31,532                29,625
                                             --------------     -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
      Investments                                    16,156                16,959
      Futures contracts                               6,107                 8,290
      Options written                                   411                   313
      Index swap contracts                               --                   787
      Interest rate swap contracts                      (65)                 (742)
      Foreign currency-related
       transactions                                    (701)               (1,182)
                                             --------------     -----------------
Net realized gain (loss)                             21,908                24,425
                                             --------------     -----------------
Net change in unrealized appreciation
   (depreciation) on:
      Investments                                     5,779                 9,928
      Futures contracts                               1,179                   699
      Options written                                    42                    89
      Index swap contracts                               --                   123
      Interest rate swap contracts                     (154)                   10
      Foreign currency-related
       transactions                                     198                   133
                                             --------------     -----------------
Net change in unrealized appreciation
   (depreciation)                                     7,044                10,982
                                             --------------     -----------------
Net realized and unrealized gain (loss)              28,952                35,407
                                             --------------     -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                           $       60,484     $          65,032
                                             ==============     =================

See accompanying notes which are an integral part of the financial statements.

 224  Statement of Operations

           TAX EXEMPT          TAX-MANAGED LARGE      TAX-MANAGED MID &        SELECT GROWTH           SELECT VALUE
            BOND FUND              CAP FUND            SMALL CAP FUND              FUND                    FUND
-----------------------------------------------------------------------------------------------------------------------
       $                --    $             5,144    $             1,002    $               650    $              4,750
                        65                    201                     72                     73                     155
                     7,112                     17                      6                      7                      12
                        --                      6                     37                     18                      32
                        --                     --                     --                     --                      --
       -------------------    -------------------    -------------------    -------------------    --------------------
                     7,177                  5,368                  1,117                    748                   4,949
       -------------------    -------------------    -------------------    -------------------    --------------------

                       549                  2,437                  1,183                    837                   1,777
                        92                    173                     60                     52                     127
                       105                    151                    115                    160                     182
                        82                     96                     44                     37                     106
                       109                    216                    150                     --                      --
                        --                     --                     --                     19                      60
                        --                     --                     --                      9                      21
                        --                     --                     --                     34                      52
                        --                     --                     --                     68                     299
                        38                     42                     34                     44                      60
                        60                     54                     48                     70                      91
                        27                     32                     15                     12                      35
                        16                     14                      3                     14                      21
                         6                     11                      3                      3                       7
                         4                     11                     --                     --                      15
                        --                     92                     28                     --                      --
                        --                     18                      2                     12                      18
       -------------------    -------------------    -------------------    -------------------    --------------------
                     1,088                  3,347                  1,685                  1,371                   2,871
                        --                     (2)                  (114)                  (223)                    (13)
       -------------------    -------------------    -------------------    -------------------    --------------------
                     1,088                  3,345                  1,571                  1,148                   2,858
       -------------------    -------------------    -------------------    -------------------    --------------------
                     6,089                  2,023                   (454)                  (400)                  2,091
       -------------------    -------------------    -------------------    -------------------    --------------------

                      (357)                 4,371                 17,882                  1,753                  20,048
                        --                  2,071                    540                    200                   1,357
                        --                     --                     --                     --                      --
                        --                     --                     --                     --                      --
                        --                     --                     --                     --                      --
                        --                     --                     --                     --                      --
       -------------------    -------------------    -------------------    -------------------    --------------------
                      (357)                 6,442                 18,422                  1,953                  21,405
       -------------------    -------------------    -------------------    -------------------    --------------------
                       596                 27,900                 (6,358)                (1,062)                 10,615
                        --                   (534)                    36                    115                    (364)
                        --                     --                     --                     --                      --
                        --                     --                     --                     --                      --
                        --                     --                     --                     --                      --
                        --                     --                     --                     --                      --
       -------------------    -------------------    -------------------    -------------------    --------------------
                       596                 27,366                 (6,322)                  (947)                 10,251
       -------------------    -------------------    -------------------    -------------------    --------------------
                       239                 33,808                 12,100                  1,006                  31,656
       -------------------    -------------------    -------------------    -------------------    --------------------
       $             6,328    $            35,831    $            11,646    $               606    $             33,747
       ===================    ===================    ===================    ===================    ====================

  See accompanying notes which are an integral part of the financial statements.

                                                    Statement of Operations  225

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

STATEMENT OF CHANGES IN NET ASSETS -- FOR THE FISCAL YEARS ENDED OCTOBER 31,

                                                  DIVERSIFIED EQUITY                              SPECIAL GROWTH
                                                         FUND                                          FUND
                                      ------------------------------------------    -------------------------------------------
AMOUNTS IN THOUSANDS                         2004                   2003                   2004                    2003
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
      Net investment income (loss)    $             9,268    $             6,921    $            (1,566)   $             (1,430)
      Net realized gain (loss)                    111,848                 (2,872)                82,068                  58,822
      Net change in unrealized
         appreciation
         (depreciation)                             5,936                233,298                (19,814)                157,908
                                      -------------------    -------------------    -------------------    --------------------
Net increase (decrease) in net
   assets from operations                         127,052                237,347                 60,688                 215,300
                                      -------------------    -------------------    -------------------    --------------------

DISTRIBUTIONS
      From net investment income
         Class C                                       --                     (1)                    --                      --
         Class E                                     (101)                   (85)                    --                      --
         Class I                                       --                     --                     --                      --
         Class S                                   (9,386)                (5,995)                    --                      --
      From net realized gain
         Class C                                       --                     --                 (1,069)                     --
         Class E                                       --                     --                   (460)                     --
         Class S                                       --                     --                (16,646)                     --
                                      -------------------    -------------------    -------------------    --------------------
Net decrease in net assets from
   distributions                                   (9,487)                (6,081)               (18,175)                     --
                                      -------------------    -------------------    -------------------    --------------------

SHARE TRANSACTIONS
      Net increase (decrease) in
         net assets from share
         transactions                             422,431                282,744                 60,095                 (82,089)
                                      -------------------    -------------------    -------------------    --------------------

TOTAL NET INCREASE (DECREASE) IN
   NET ASSETS                                     539,996                514,010                102,608                 133,211

NET ASSETS
      Beginning of period                       1,543,663              1,029,653                684,191                 550,980
                                      -------------------    -------------------    -------------------    --------------------
      End of period                   $         2,083,659    $         1,543,663    $           786,799    $            684,191
                                      ===================    ===================    ===================    ====================

      Undistributed
         (overdistributed) net
         investment income
         included in net assets       $               621    $               840    $                --    $                 --

See accompanying notes which are an integral part of the financial statements.

 226  Statement of Changes in Net Assets

         QUANTITATIVE EQUITY          INTERNATIONAL SECURITIES            EMERGING MARKETS                   REAL ESTATE
                FUND                            FUND                            FUND                       SECURITIES FUND
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2004            2003            2004            2003            2004            2003            2004            2003
---------------------------------------------------------------------------------------------------------------------------------

    $      11,855   $       8,529   $      14,542   $       8,520   $       4,745   $       4,051   $      23,181   $      33,486
          125,222         (11,751)        111,751           2,054          69,315          15,372         108,208           2,082
           11,187         274,488          87,348         262,557          19,464         116,104         170,285         179,953
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          148,264         271,266         213,641         273,131          93,524         135,527         301,674         215,521
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

               --             (10)           (769)           (125)           (309)             --          (1,500)           (839)
             (176)           (112)           (530)           (175)           (262)            (10)           (831)           (546)
               --              --              --              --              --              --              --              --
          (11,810)         (7,568)        (26,815)        (10,212)        (11,244)         (1,302)        (39,826)        (30,677)
               --              --              --              --              --              --              (7)            (87)
               --              --              --              --              --              --              (4)            (45)
               --              --              --              --              --              --            (175)         (2,473)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          (11,986)         (7,690)        (28,114)        (10,512)        (11,815)         (1,312)        (42,343)        (34,667)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

          409,483         263,950         285,993         245,827          94,089            (986)        122,824          74,523
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

          545,761         527,526         471,520         508,446         175,798         133,229         382,155         255,377

        1,657,979       1,130,453       1,321,248         812,802         408,464         275,235         879,883         624,506
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $   2,203,740   $   1,657,979   $   1,792,768   $   1,321,248   $     584,262   $     408,464   $   1,262,038   $     879,883
    =============   =============   =============   =============   =============   =============   =============   =============

    $         708   $         839   $      13,388   $      17,704   $        (882)  $       3,914   $        (385)  $       3,364

            SHORT DURATION
               BOND FUND
     -----------------------------
         2004            2003
     -----------------------------
     $      21,573   $      22,155
             1,882           9,015
            (1,952)         (9,543)
     -------------   -------------
            21,503          21,627
     -------------   -------------
              (323)           (466)
              (359)           (448)
                --              --
           (19,418)        (19,621)
                --              --
                --              --
                --              --
     -------------   -------------
           (20,100)        (20,535)
     -------------   -------------
           175,555         385,285
     -------------   -------------
           176,958         386,377
         1,019,982         633,605
     -------------   -------------
     $   1,196,940   $   1,019,982
     =============   =============
     $       1,891   $         515

  See accompanying notes which are an integral part of the financial statements.

                                         Statement of Changes in Net Assets  227

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

STATEMENT OF CHANGES IN NET ASSETS -- FOR THE FISCAL YEARS ENDED OCTOBER 31,

                                                   DIVERSIFIED BOND                             MULTISTRATEGY BOND
                                                         FUND                                          FUND
                                      ------------------------------------------    -------------------------------------------
AMOUNTS IN THOUSANDS                         2004                   2003                   2004                    2003
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
      Net investment income (loss)    $            31,532    $            27,629    $            29,625    $             23,624
      Net realized gain (loss)                     21,908                 24,962                 24,425                  21,691
      Net change in unrealized
         appreciation
         (depreciation)                             7,044                (11,562)                10,982                  10,480
                                      -------------------    -------------------    -------------------    --------------------
Net increase (decrease) in net
   assets from operations                          60,484                 41,029                 65,032                  55,795
                                      -------------------    -------------------    -------------------    --------------------

DISTRIBUTIONS
      From net investment income
         Class C                                     (696)                  (612)                  (976)                   (620)
         Class E                                     (924)                  (805)                  (746)                   (421)
         Class I                                       --                     --                     --                      --
         Class S                                  (29,740)               (25,990)               (34,171)                (20,948)
      From net realized gain
         Class C                                     (812)                  (635)                  (524)                     --
         Class E                                     (761)                  (625)                  (301)                     --
         Class S                                  (22,429)               (18,769)               (12,913)                     --
                                      -------------------    -------------------    -------------------    --------------------
Net decrease in net assets from
   distributions                                  (55,362)               (47,436)               (49,631)                (21,989)
                                      -------------------    -------------------    -------------------    --------------------

SHARE TRANSACTIONS
      Net increase (decrease) in
         net assets from share
         transactions                             269,049                217,274                410,345                 275,998
                                      -------------------    -------------------    -------------------    --------------------

TOTAL NET INCREASE (DECREASE) IN
   NET ASSETS                                     274,171                210,867                425,746                 309,804

NET ASSETS
      Beginning of period                       1,048,099                837,232                943,968                 634,164
                                      -------------------    -------------------    -------------------    --------------------
      End of period                   $         1,322,270    $         1,048,099    $         1,369,714    $            943,968
                                      ===================    ===================    ===================    ====================

      Undistributed
         (overdistributed) net
         investment income
         included in net assets       $             3,036    $             3,248    $             2,665    $              8,640

See accompanying notes which are an integral part of the financial statements.

 228  Statement of Changes in Net Assets

             TAX EXEMPT                   TAX-MANAGED LARGE               TAX-MANAGED MID &                 SELECT GROWTH
              BOND FUND                       CAP FUND                     SMALL CAP FUND                       FUND
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2004            2003            2004            2003            2004            2003            2004            2003
---------------------------------------------------------------------------------------------------------------------------------

    $       6,089   $       5,666   $       2,023   $       2,209   $        (454)  $         (97)  $        (400)  $        (242)
             (357)          1,122           6,442            (731)         18,422             338           1,953           1,315
              596            (575)         27,366          57,730          (6,322)         27,070            (947)         16,676
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
            6,328           6,213          35,831          59,208          11,646          27,311             606          17,749
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

             (256)           (231)             --              --              --              --              --              --
             (202)           (183)            (17)            (18)             --              --              --              --
               --              --              --              --              --              --              --              --
           (5,538)         (5,249)         (1,649)         (2,876)             --              --              --              --
               --              --              --              --              --              --              --              --
               --              --              --              --              --              --              --              --
               --              --              --              --              --              --              --              --
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
           (5,996)         (5,663)         (1,666)         (2,894)             --              --              --              --
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

           43,401          (2,503)          5,548         (89,784)          6,107          (1,556)         40,106          18,110
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

           43,733          (1,953)         39,713         (33,470)         17,753          25,755          40,712          35,859

          158,952         160,905         322,223         355,693         112,613          86,858          82,554          46,695
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $     202,685   $     158,952   $     361,936   $     322,223   $     130,366   $     112,613   $     123,266   $      82,554
    =============   =============   =============   =============   =============   =============   =============   =============

    $         400   $         307   $       1,623   $       1,266   $          --   $          --   $          --   $          --

             SELECT VALUE
                 FUND
     -----------------------------
         2004            2003
     -----------------------------
     $       2,091   $         802
            21,405          (1,408)
            10,251          26,381
     -------------   -------------
            33,747          25,775
     -------------   -------------
                (8)             (3)
               (45)            (29)
              (832)           (310)
            (1,175)           (343)
                --              --
                --              --
                --              --
     -------------   -------------
            (2,060)           (685)
     -------------   -------------
            49,612         123,293
     -------------   -------------
            81,299         148,383
           220,733          72,350
     -------------   -------------
     $     302,032   $     220,733
     =============   =============
     $         155   $         124

  See accompanying notes which are an integral part of the financial statements.

                                         Statement of Changes in Net Assets  229

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE FISCAL YEARS ENDED

For a Share Outstanding Throughout Each Period.

                                              $                    $                  $
                                       NET ASSET VALUE,           NET            NET REALIZED
                                         BEGINNING OF         INVESTMENT        AND UNREALIZED
                                            PERIOD         INCOME (LOSS)(a)      GAIN (LOSS)
----------------------------------------------------------------------------------------------
DIVERSIFIED EQUITY FUND
Class C
October 31, 2004                            36.27                (.17)                2.54
October 31, 2003                            30.52                (.13)                5.88
October 31, 2002                            35.83                (.18)               (5.13)
October 31, 2001                            50.12                (.24)              (13.82)
October 31, 2000(1)                         54.13                (.24)               (2.55)
December 31, 1999(2)                        52.04                (.20)                8.14
----------------------------------------------------------------------------------------------

Class E
October 31, 2004                            37.12                 .12                 2.61
October 31, 2003                            31.10                 .12                 6.00
October 31, 2002                            36.35                 .08                (5.23)
October 31, 2001                            50.55                 .07               (13.96)
October 31, 2000(1)                         54.43                 .08                (2.57)
December 31, 1999                           51.40                 .13                 8.81
----------------------------------------------------------------------------------------------

Class S
October 31, 2004                            37.13                 .22                 2.60
October 31, 2003                            31.09                 .20                 6.01
October 31, 2002                            36.35                 .16                (5.23)
October 31, 2001                            50.55                 .18               (13.97)
October 31, 2000(1)                         54.33                 .19                (2.57)
December 31, 1999                           51.39                 .28                 8.79
----------------------------------------------------------------------------------------------
SPECIAL GROWTH FUND
Class C
October 31, 2004                            46.99                (.56)                4.05
October 31, 2003                            33.52                (.46)               13.93
October 31, 2002                            37.42                (.45)               (3.45)
October 31, 2001                            51.05                (.38)               (7.12)
October 31, 2000(1)                         48.22                (.38)                4.56
December 31, 1999(2)                        42.17                (.45)                9.72
----------------------------------------------------------------------------------------------

Class E
October 31, 2004                            48.77                (.20)                4.22
October 31, 2003                            34.53                (.18)               14.42
October 31, 2002                            38.27                (.16)               (3.58)
October 31, 2001                            51.74                (.06)               (7.25)
October 31, 2000(1)                         48.55                (.07)                4.61
December 31, 1999                           42.91                (.16)                9.02
----------------------------------------------------------------------------------------------

Class S
October 31, 2004                            49.95                (.07)                4.33
October 31, 2003                            35.28                (.08)               14.75
October 31, 2002                            39.01                (.07)               (3.66)
October 31, 2001                            52.52                 .05                (7.37)
October 31, 2000(1)                         49.18                 .04                 4.67
December 31, 1999                           43.34                (.05)                9.12

                                           $                 $                 $
                                      TOTAL INCOME     DISTRIBUTIONS     DISTRIBUTIONS        $
                                      (LOSS) FROM        FROM NET          FROM NET       RETURN OF
                                       OPERATIONS    INVESTMENT INCOME   REALIZED GAIN     CAPITAL
---------------------------------------------------------------------------------------------------
DIVERSIFIED EQUITY FUND
Class C
October 31, 2004                           2.37              --                 --             --
October 31, 2003                           5.75              --(d)              --             --
October 31, 2002                          (5.31)             --                 --             --
October 31, 2001                         (14.06)             --               (.23)            --
October 31, 2000(1)                       (2.79)             --              (1.22)            --
December 31, 1999(2)                       7.94            (.03)             (5.82)            --
---------------------------------------------------------------------------------------------------
Class E
October 31, 2004                           2.73            (.10)                --             --
October 31, 2003                           6.12            (.10)                --             --
October 31, 2002                          (5.15)           (.09)                --           (.01)
October 31, 2001                         (13.89)           (.08)              (.23)            --
October 31, 2000(1)                       (2.49)           (.17)             (1.22)            --
December 31, 1999                          8.94            (.09)             (5.82)            --
---------------------------------------------------------------------------------------------------
Class S
October 31, 2004                           2.82            (.21)                --             --
October 31, 2003                           6.21            (.17)                --             --
October 31, 2002                          (5.07)           (.16)                --           (.03)
October 31, 2001                         (13.79)           (.18)              (.23)            --
October 31, 2000(1)                       (2.38)           (.18)             (1.22)            --
December 31, 1999                          9.07            (.31)             (5.82)            --
---------------------------------------------------------------------------------------------------
SPECIAL GROWTH FUND
Class C
October 31, 2004                           3.49              --              (1.32)            --
October 31, 2003                          13.47              --                 --             --
October 31, 2002                          (3.90)             --                 --             --
October 31, 2001                          (7.50)             --              (6.13)            --
October 31, 2000(1)                        4.18              --              (1.35)            --
December 31, 1999(2)                       9.27              --              (3.22)            --
---------------------------------------------------------------------------------------------------
Class E
October 31, 2004                           4.02              --              (1.32)            --
October 31, 2003                          14.24              --                 --             --
October 31, 2002                          (3.74)             --                 --             --
October 31, 2001                          (7.31)           (.03)             (6.13)            --
October 31, 2000(1)                        4.54              --              (1.35)            --
December 31, 1999                          8.86              --              (3.22)            --
---------------------------------------------------------------------------------------------------
Class S
October 31, 2004                           4.26              --              (1.32)            --
October 31, 2003                          14.67              --                 --             --
October 31, 2002                          (3.73)             --                 --             --
October 31, 2001                          (7.32)           (.06)             (6.13)            --
October 31, 2000(1)                        4.71            (.02)             (1.35)            --
December 31, 1999                          9.07            (.01)             (3.22)            --

See accompanying notes which are an integral part of the financial statements.

 230  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,          %              NET ASSETS
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(b)            (000)
-----------------------------------------------------------------------------
            --              38.64                6.53              94,663
            --              36.27               18.88              64,316
            --              30.52              (14.85)             33,858
          (.23)             35.83              (28.14)             20,222
         (1.22)             50.12               (5.07)             21,526
         (5.85)             54.13               15.83              14,787
-----------------------------------------------------------------------------

          (.10)             39.75                7.33              45,413
          (.10)             37.12               19.77              34,229
          (.10)             31.10              (14.22)             23,656
          (.31)             36.35              (27.59)             23,586
         (1.39)             50.55               (4.49)             19,666
         (5.91)             54.43               17.95              12,958
-----------------------------------------------------------------------------

          (.21)             39.74                7.61           1,943,583
          (.17)             37.13               20.09           1,445,118
          (.19)             31.09              (14.02)            972,139
          (.41)             36.35              (27.41)          1,119,120
         (1.40)             50.55               (4.28)          1,516,448
         (6.13)             54.33               18.21           1,569,920
-----------------------------------------------------------------------------
         (1.32)             49.16                7.54              46,919
            --              46.99               40.19              36,364
            --              33.52              (10.42)             18,583
         (6.13)             37.42              (15.93)             11,662
         (1.35)             51.05                8.83              10,762
         (3.22)             48.22               22.53               5,990
-----------------------------------------------------------------------------

         (1.32)             51.47                8.37              32,028
            --              48.77               41.24              16,581
            --              34.53               (9.77)             11,731
         (6.16)             38.27              (15.29)             11,051
         (1.35)             51.74                9.53               9,678
         (3.22)             48.55               21.19               5,411
-----------------------------------------------------------------------------

         (1.32)             52.89                8.64             707,851
            --              49.95               41.61             631,246
            --              35.28               (9.56)            520,666
         (6.19)             39.01              (15.05)            608,921
         (1.37)             52.52                9.76             759,435
         (3.23)             49.18               21.45             697,211

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          NET ASSETS          TO AVERAGE          PORTFOLIO
         NET(c)(e)           GROSS(c)        NET ASSETS(c)(e)    TURNOVER RATE(b)
---------------------------------------------------------------------------------
           2.00                2.00                 (.45)             125.03
           2.05                2.05                 (.39)             109.50
           2.03                2.03                 (.51)             128.80
           1.99                1.99                 (.58)             146.81
           1.94                1.94                 (.56)             141.75
           1.94                1.94                 (.41)             110.36
---------------------------------------------------------------------------------
           1.24                1.25                  .30              125.03
           1.30                1.30                  .36              109.50
           1.28                1.28                  .21              128.80
           1.24                1.24                  .17              146.81
           1.19                1.19                  .19              141.75
           1.19                1.19                  .23              110.36
---------------------------------------------------------------------------------
            .99                1.00                  .55              125.03
           1.04                1.04                  .61              109.50
           1.03                1.03                  .46              128.80
            .99                 .99                  .42              146.81
            .94                 .94                  .45              141.75
            .93                 .93                  .51              110.36
---------------------------------------------------------------------------------
           2.29                2.29                (1.15)             124.97
           2.36                2.36                (1.21)             127.15
           2.31                2.31                (1.15)             125.06
           2.27                2.27                 (.89)             126.83
           2.21                2.22                 (.91)             136.00
           2.23                2.23                (1.10)             111.98
---------------------------------------------------------------------------------
           1.54                1.54                 (.39)             124.97
           1.62                1.62                 (.46)             127.15
           1.56                1.56                 (.40)             125.06
           1.52                1.52                 (.14)             126.83
           1.46                1.47                 (.16)             136.00
           1.49                1.49                 (.36)             111.98
---------------------------------------------------------------------------------
           1.29                1.29                 (.14)             124.97
           1.35                1.35                 (.19)             127.15
           1.32                1.32                 (.17)             125.06
           1.27                1.27                  .11              126.83
           1.21                1.22                  .08              136.00
           1.24                1.24                 (.10)             111.98

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  231

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE FISCAL YEARS ENDED

For a Share Outstanding Throughout Each Period.

                                              $                    $                  $
                                       NET ASSET VALUE,           NET            NET REALIZED
                                         BEGINNING OF         INVESTMENT        AND UNREALIZED
                                            PERIOD         INCOME (LOSS)(a)      GAIN (LOSS)
----------------------------------------------------------------------------------------------
QUANTITATIVE EQUITY FUND
Class C
October 31, 2004                            31.92                (.12)                2.44
October 31, 2003                            26.53                (.09)                5.49
October 31, 2002                            31.88                (.15)               (5.20)
October 31, 2001                            43.88                (.21)              (10.47)
October 31, 2000(1)                         44.94                (.22)                 .07
December 31, 1999(2)                        43.02                (.20)                8.00
----------------------------------------------------------------------------------------------

Class E
October 31, 2004                            32.55                 .14                 2.49
October 31, 2003                            26.94                 .12                 5.60
October 31, 2002                            32.28                 .07                (5.27)
October 31, 2001                            44.17                 .07               (10.57)
October 31, 2000(1)                         45.19                 .06                 (.08)
December 31, 1999                           42.50                 .13                 8.50
----------------------------------------------------------------------------------------------

Class S
October 31, 2004                            32.64                 .22                 2.49
October 31, 2003                            27.01                 .20                 5.61
October 31, 2002                            32.36                 .15                (5.28)
October 31, 2001                            44.27                 .16               (10.59)
October 31, 2000(1)                         45.19                 .15                 (.02)
December 31, 1999                           42.53                 .24                 8.50
----------------------------------------------------------------------------------------------
INTERNATIONAL SECURITIES FUND
Class C
October 31, 2004                            48.46                  --                 6.65
October 31, 2003                            38.51                (.05)               10.21
October 31, 2002                            44.53                (.18)               (5.84)
October 31, 2001                            62.46                (.19)              (14.94)
October 31, 2000(1)                         74.51                 .17                (9.68)
December 31, 1999(2)                        60.66                (.32)               17.92
----------------------------------------------------------------------------------------------

Class E
October 31, 2004                            49.98                 .39                 6.87
October 31, 2003                            39.61                 .28                10.50
October 31, 2002                            45.47                 .13                (5.99)
October 31, 2001                            63.24                 .21               (15.18)
October 31, 2000(1)                         74.95                 .57                (9.74)
December 31, 1999                           60.68                 .40                17.72
----------------------------------------------------------------------------------------------

Class S
October 31, 2004                            50.44                 .53                 6.92
October 31, 2003                            39.98                 .38                10.59
October 31, 2002                            45.78                 .25                (6.05)
October 31, 2001                            63.51                 .34               (15.26)
October 31, 2000(1)                         75.11                 .76                (9.82)
December 31, 1999                           60.86                 .51                17.82

                                           $                 $                 $
                                      TOTAL INCOME     DISTRIBUTIONS     DISTRIBUTIONS        $
                                      (LOSS) FROM        FROM NET          FROM NET       RETURN OF
                                       OPERATIONS    INVESTMENT INCOME   REALIZED GAIN     CAPITAL
---------------------------------------------------------------------------------------------------
QUANTITATIVE EQUITY FUND
Class C
October 31, 2004                           2.32               --                --             --
October 31, 2003                           5.40             (.01)               --             --
October 31, 2002                          (5.35)              --                --             --
October 31, 2001                         (10.68)              --             (1.32)            --
October 31, 2000(1)                        (.15)              --              (.91)            --
December 31, 1999(2)                       7.80             (.04)            (5.84)            --
---------------------------------------------------------------------------------------------------
Class E
October 31, 2004                           2.63             (.14)               --             --
October 31, 2003                           5.72             (.11)               --             --
October 31, 2002                          (5.20)            (.13)               --           (.01)
October 31, 2001                         (10.50)            (.07)            (1.32)            --
October 31, 2000(1)                        (.02)            (.09)             (.91)            --
December 31, 1999                          8.63             (.10)            (5.84)            --
---------------------------------------------------------------------------------------------------
Class S
October 31, 2004                           2.71             (.22)               --             --
October 31, 2003                           5.81             (.18)               --             --
October 31, 2002                          (5.13)            (.20)               --           (.02)
October 31, 2001                         (10.43)            (.16)            (1.32)            --
October 31, 2000(1)                         .13             (.14)             (.91)            --
December 31, 1999                          8.74             (.24)            (5.84)            --
---------------------------------------------------------------------------------------------------
INTERNATIONAL SECURITIES FUND
Class C
October 31, 2004                           6.65             (.73)               --             --
October 31, 2003                          10.16             (.21)               --             --
October 31, 2002                          (6.02)              --                --             --
October 31, 2001                         (15.13)              --             (2.80)            --
October 31, 2000(1)                       (9.51)              --             (2.54)            --
December 31, 1999(2)                      17.60             (.17)            (3.58)            --
---------------------------------------------------------------------------------------------------
Class E
October 31, 2004                           7.26             (.96)               --             --
October 31, 2003                          10.78             (.41)               --             --
October 31, 2002                          (5.86)              --                --             --
October 31, 2001                         (14.97)              --             (2.80)            --
October 31, 2000(1)                       (9.17)              --             (2.54)            --
December 31, 1999                         18.12             (.27)            (3.58)            --
---------------------------------------------------------------------------------------------------
Class S
October 31, 2004                           7.45            (1.05)               --             --
October 31, 2003                          10.97             (.51)               --             --
October 31, 2002                          (5.80)              --                --             --
October 31, 2001                         (14.92)            (.01)            (2.80)            --
October 31, 2000(1)                       (9.06)              --             (2.54)            --
December 31, 1999                         18.33             (.50)            (3.58)            --

See accompanying notes which are an integral part of the financial statements.

 232  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,          %              NET ASSETS
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(b)            (000)
-----------------------------------------------------------------------------
            --              34.24                7.27              98,012
          (.01)             31.92               20.35              65,096
            --              26.53              (16.78)             34,113
         (1.32)             31.88              (24.87)             20,530
          (.91)             43.88                (.16)             20,935
         (5.88)             44.94               18.89              13,613
-----------------------------------------------------------------------------

          (.14)             35.04                8.08              48,646
          (.11)             32.55               21.28              37,594
          (.14)             26.94              (16.16)             25,667
         (1.39)             32.28              (24.30)             23,700
         (1.00)             44.17                 .11              15,314
         (5.94)             45.19               21.11               7,987
-----------------------------------------------------------------------------

          (.22)             35.13                8.32           2,057,082
          (.18)             32.64               21.58           1,555,289
          (.22)             27.01              (15.94)          1,070,673
         (1.48)             32.36              (24.11)          1,200,247
         (1.05)             44.27                 .47           1,556,534
         (6.08)             45.19               21.37           1,545,021
-----------------------------------------------------------------------------
          (.73)             54.38               13.83              80,622
          (.21)             48.46               26.52              47,087
            --              38.51              (13.52)             21,860
         (2.80)             44.53              (25.29)             12,470
         (2.54)             62.46              (13.13)             11,849
         (3.75)             74.51               29.39               7,522
-----------------------------------------------------------------------------

          (.96)             56.28               14.68              38,630
          (.41)             49.98               27.57              26,768
            --              39.61              (12.91)             16,796
         (2.80)             45.47              (24.70)             15,897
         (2.54)             63.24              (12.58)              9,964
         (3.85)             74.95               30.21               5,552
-----------------------------------------------------------------------------

         (1.05)             56.84               14.98           1,673,516
          (.51)             50.44               27.81           1,247,393
            --              39.98              (12.67)            774,146
         (2.81)             45.78              (24.51)            812,857
         (2.54)             63.51              (12.40)          1,061,171
         (4.08)             75.11               30.52           1,133,495

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          NET ASSETS          TO AVERAGE          PORTFOLIO
         NET(c)(e)           GROSS(c)        NET ASSETS(c)(e)    TURNOVER RATE(b)
---------------------------------------------------------------------------------
           1.99                1.99                 (.35)              91.31
           2.02                2.02                 (.32)             108.71
           2.02                2.02                 (.49)              71.10
           1.98                1.98                 (.57)              85.00
           1.92                1.92                 (.60)              59.25
           1.93                1.93                 (.47)              89.52
---------------------------------------------------------------------------------
           1.24                1.24                  .40               91.31
           1.28                1.28                  .43              108.71
           1.27                1.27                  .24               71.10
           1.22                1.22                  .18               85.00
           1.17                1.17                  .15               59.25
           1.18                1.18                  .28               89.52
---------------------------------------------------------------------------------
            .99                 .99                  .65               91.31
           1.02                1.02                  .69              108.71
           1.02                1.02                  .48               71.10
            .98                 .98                  .43               85.00
            .92                 .92                  .42               59.25
            .93                 .93                  .53               89.52
---------------------------------------------------------------------------------
           2.29                2.29                   --               76.01
           2.42                2.42                 (.12)              69.11
           2.46                2.46                 (.42)              79.09
           2.41                2.41                 (.36)             104.65
           2.29                2.30                  .30              101.84
           2.30                2.30                 (.51)             120.52
---------------------------------------------------------------------------------
           1.54                1.54                  .72               76.01
           1.67                1.67                  .67               69.11
           1.72                1.72                  .30               79.09
           1.66                1.66                  .41              104.65
           1.54                1.55                 1.00              101.84
           1.55                1.55                  .61              120.52
---------------------------------------------------------------------------------
           1.29                1.29                  .98               76.01
           1.42                1.42                  .90               69.11
           1.47                1.47                  .55               79.09
           1.42                1.42                  .62              104.65
           1.29                1.30                 1.31              101.84
           1.30                1.30                  .79              120.52

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  233

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE FISCAL YEARS ENDED

For a Share Outstanding Throughout Each Period.

                                              $                    $                  $
                                       NET ASSET VALUE,           NET            NET REALIZED
                                         BEGINNING OF         INVESTMENT        AND UNREALIZED
                                            PERIOD         INCOME (LOSS)(a)      GAIN (LOSS)
----------------------------------------------------------------------------------------------
EMERGING MARKETS FUND
Class C
October 31, 2004                            10.68                  --                 2.08
October 31, 2003                             7.22                 .02                 3.44
October 31, 2002                             6.89                (.09)                 .42
October 31, 2001                             9.15                (.04)               (2.22)
October 31, 2000(1)                         12.47                (.10)               (3.20)
December 31, 1999(2)                         8.07                (.12)                4.57
----------------------------------------------------------------------------------------------

Class E
October 31, 2004                            10.98                 .09                 2.15
October 31, 2003                             7.41                 .09                 3.49
October 31, 2002                             7.01                (.02)                 .42
October 31, 2001                             9.24                 .02                (2.25)
October 31, 2000(1)                         12.51                (.03)               (3.20)
December 31, 1999                            8.48                (.04)                4.14
----------------------------------------------------------------------------------------------

Class S
October 31, 2004                            10.98                 .12                 2.15
October 31, 2003                             7.43                 .11                 3.48
October 31, 2002                             7.05                  --(d)               .40
October 31, 2001                             9.25                 .04                (2.24)
October 31, 2000(1)                         12.52                  --(d)             (3.21)
December 31, 1999                            8.48                 .03                 4.10
----------------------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND
Class C
October 31, 2004                            33.94                 .46                 9.92
October 31, 2003                            26.52                1.11                 7.53
October 31, 2002                            26.97                1.07                 (.01)
October 31, 2001                            25.93                1.16                 1.02
October 31, 2000(1)                         22.69                 .84                 3.11
December 31, 1999(2)                        24.13                1.08                (1.06)
----------------------------------------------------------------------------------------------

Class E
October 31, 2004                            34.24                 .75                10.04
October 31, 2003                            26.72                1.34                 7.60
October 31, 2002                            27.14                1.32                 (.06)
October 31, 2001                            26.07                1.38                 1.03
October 31, 2000(1)                         22.76                 .98                 3.14
December 31, 1999                           24.27                1.28                (1.24)
----------------------------------------------------------------------------------------------

Class S
October 31, 2004                            34.51                 .87                10.09
October 31, 2003                            26.89                1.42                 7.67
October 31, 2002                            27.31                1.41                 (.06)
October 31, 2001                            26.22                1.46                 1.03
October 31, 2000(1)                         22.86                1.04                 3.15
December 31, 1999                           24.44                1.30                (1.20)

                                           $                 $                 $
                                      TOTAL INCOME     DISTRIBUTIONS     DISTRIBUTIONS        $
                                      (LOSS) FROM        FROM NET          FROM NET       RETURN OF
                                       OPERATIONS    INVESTMENT INCOME   REALIZED GAIN     CAPITAL
---------------------------------------------------------------------------------------------------
EMERGING MARKETS FUND
Class C
October 31, 2004                          2.08              (.24)              --              --
October 31, 2003                          3.46                --               --              --
October 31, 2002                           .33                --               --              --
October 31, 2001                         (2.26)               --               --              --
October 31, 2000(1)                      (3.30)             (.02)              --              --
December 31, 1999(2)                      4.45              (.05)              --              --
---------------------------------------------------------------------------------------------------
Class E
October 31, 2004                          2.24              (.29)              --              --
October 31, 2003                          3.58              (.01)              --              --
October 31, 2002                           .40                --               --              --
October 31, 2001                         (2.23)               --               --              --
October 31, 2000(1)                      (3.23)             (.04)              --              --
December 31, 1999                         4.10              (.07)              --              --
---------------------------------------------------------------------------------------------------
Class S
October 31, 2004                          2.27              (.31)              --              --
October 31, 2003                          3.59              (.04)              --              --
October 31, 2002                           .40              (.02)              --              --
October 31, 2001                         (2.20)               --               --              --
October 31, 2000(1)                      (3.21)             (.06)              --              --
December 31, 1999                         4.13              (.09)              --              --
---------------------------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND
Class C
October 31, 2004                         10.38             (1.21)            (.01)             --
October 31, 2003                          8.64             (1.11)            (.11)             --
October 31, 2002                          1.06             (1.51)              --              --
October 31, 2001                          2.18             (1.14)              --              --
October 31, 2000(1)                       3.95              (.71)              --              --
December 31, 1999(2)                       .02             (1.46)              --              --
---------------------------------------------------------------------------------------------------
Class E
October 31, 2004                         10.79             (1.47)            (.01)             --
October 31, 2003                          8.94             (1.31)            (.11)             --
October 31, 2002                          1.26             (1.68)              --              --
October 31, 2001                          2.41             (1.34)              --              --
October 31, 2000(1)                       4.12              (.81)              --              --
December 31, 1999                          .04             (1.55)              --              --
---------------------------------------------------------------------------------------------------
Class S
October 31, 2004                         10.96             (1.56)            (.01)             --
October 31, 2003                          9.09             (1.36)            (.11)             --
October 31, 2002                          1.35             (1.77)              --              --
October 31, 2001                          2.49             (1.40)              --              --
October 31, 2000(1)                       4.19              (.83)              --              --
December 31, 1999                          .10             (1.68)              --              --

See accompanying notes which are an integral part of the financial statements.

 234  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,          %              NET ASSETS
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(b)            (000)
-----------------------------------------------------------------------------
          (.24)             12.52               20.04              20,467
            --              10.68               47.58              12,306
            --               7.22                4.94               5,194
            --               6.89              (24.70)              2,377
          (.02)              9.15              (26.51)              2,228
          (.05)             12.47               55.43               1,631
-----------------------------------------------------------------------------

          (.29)             12.93               20.88              14,169
          (.01)             10.98               48.39               9,598
            --               7.41                5.71               6,478
            --               7.01              (24.13)              6,959
          (.04)              9.24              (25.90)              6,388
          (.07)             12.51               48.71               6,314
-----------------------------------------------------------------------------

          (.31)             12.94               21.22             549,626
          (.04)             10.98               48.27             386,560
          (.02)              7.43                5.91             263,563
            --               7.05              (23.89)            273,486
          (.06)              9.25              (25.79)            359,201
          (.09)             12.52               49.03             430,794
-----------------------------------------------------------------------------
         (1.22)             43.10               30.97              61,089
         (1.22)             33.94               33.23              32,784
         (1.51)             26.52                3.56              15,712
         (1.14)             26.97                8.41               5,718
          (.71)             25.93               17.54               3,393
         (1.46)             22.69                 .19               1,771
-----------------------------------------------------------------------------

         (1.48)             43.55               32.00              29,436
         (1.42)             34.24               34.21              16,651
         (1.68)             26.72                4.27              10,661
         (1.34)             27.14                9.23              11,415
          (.81)             26.07               18.24               9,094
         (1.55)             22.76                 .30               7,134
-----------------------------------------------------------------------------

         (1.57)             43.90               32.30           1,171,514
         (1.47)             34.51               34.58             830,448
         (1.77)             26.89                4.55             598,133
         (1.40)             27.31                9.48             607,280
          (.83)             26.22               18.53             669,529
         (1.68)             22.86                 .55             589,300

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          NET ASSETS          TO AVERAGE          PORTFOLIO
         NET(c)(e)           GROSS(c)        NET ASSETS(c)(e)    TURNOVER RATE(b)
---------------------------------------------------------------------------------
           2.83                2.87                  .02               82.02
           3.09                3.09                  .19               95.13
           3.12                3.12                (1.08)              90.21
           3.08                3.09                 (.55)              83.74
           2.91                2.92                (1.02)              73.11
           2.91                2.91                (1.23)              94.85
---------------------------------------------------------------------------------
           2.07                2.12                  .75               82.02
           2.36                2.37                 1.02               95.13
           2.38                2.38                 (.29)              90.21
           2.33                2.33                  .21               83.74
           2.16                2.17                 (.30)              73.11
           2.17                2.17                 (.40)              94.85
---------------------------------------------------------------------------------
           1.83                1.87                 1.00               82.02
           2.11                2.11                 1.30               95.13
           2.14                2.14                 (.02)              90.21
           2.09                2.09                  .44               83.74
           1.91                1.92                 (.02)              73.11
           1.91                1.91                  .26               94.85
---------------------------------------------------------------------------------
           2.12                2.12                 1.20               38.04
           2.20                2.30                 3.67               46.09
           2.19                2.59                 3.74               67.70
           2.17                2.17                 4.20               44.50
           2.16                2.16                 4.06               53.30
           2.14                2.14                 5.12               42.69
---------------------------------------------------------------------------------
           1.37                1.37                 1.95               38.04
           1.43                1.62                 4.46               46.09
           1.46                1.82                 4.54               67.70
           1.42                1.42                 4.96               44.50
           1.41                1.41                 4.78               53.30
           1.39                1.39                 5.42               42.69
---------------------------------------------------------------------------------
           1.11                1.11                 2.23               38.04
           1.18                1.18                 4.66               46.09
           1.19                1.19                 4.82               67.70
           1.17                1.18                 5.19               44.50
           1.16                1.16                 5.00               53.30
           1.14                1.14                 5.41               42.69

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  235

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE FISCAL YEARS ENDED

For a Share Outstanding Throughout Each Period.

                                              $                    $                  $
                                       NET ASSET VALUE,           NET            NET REALIZED
                                         BEGINNING OF         INVESTMENT        AND UNREALIZED
                                            PERIOD         INCOME (LOSS)(a)      GAIN (LOSS)
----------------------------------------------------------------------------------------------
SHORT DURATION BOND FUND
Class C
October 31, 2004                            19.01                  .19                (.01)
October 31, 2003                            18.98                  .31                 .06
October 31, 2002                            19.01                  .56                 .13
October 31, 2001                            18.23                  .85                 .89
October 31, 2000(1)                         18.13                  .79                 .04
December 31, 1999(4)                        18.36                  .68                (.31)
----------------------------------------------------------------------------------------------

Class E
October 31, 2004                            19.08                  .34                (.01)
October 31, 2003                            19.04                  .48                 .03
October 31, 2002                            19.02                  .77                 .06
October 31, 2001                            18.24                 1.02                 .85
October 31, 2000(1)                         18.08                  .88                 .07
December 31, 1999(3)                        18.51                  .80                (.34)
----------------------------------------------------------------------------------------------

Class S
October 31, 2004                            19.05                  .38                (.01)
October 31, 2003                            19.01                  .52                 .03
October 31, 2002                            18.99                  .80                 .08
October 31, 2001                            18.22                 1.07                 .83
October 31, 2000(1)                         18.03                  .91                 .09
December 31, 1999                           18.46                  .90                (.36)
----------------------------------------------------------------------------------------------
DIVERSIFIED BOND FUND
Class C
October 31, 2004                            24.49                  .41                 .58
October 31, 2003                            24.68                  .48                 .38
October 31, 2002                            24.49                  .74                 .23
October 31, 2001                            22.71                 1.06                1.81
October 31, 2000(1)                         22.24                  .99                 .41
December 31, 1999(2)                        24.00                 1.03               (1.61)
----------------------------------------------------------------------------------------------

Class E
October 31, 2004                            24.56                  .60                 .58
October 31, 2003                            24.74                  .67                 .37
October 31, 2002                            24.54                  .92                 .24
October 31, 2001                            22.75                 1.22                1.84
October 31, 2000(1)                         22.23                 1.13                 .44
December 31, 1999                           23.92                 1.30               (1.65)
----------------------------------------------------------------------------------------------

Class S
October 31, 2004                            24.00                  .64                 .58
October 31, 2003                            24.21                  .71                 .36
October 31, 2002                            24.03                  .97                 .23
October 31, 2001                            22.31                 1.29                1.75
October 31, 2000(1)                         21.77                 1.16                 .41
December 31, 1999                           23.53                 1.31               (1.60)

                                           $                 $                 $
                                      TOTAL INCOME     DISTRIBUTIONS     DISTRIBUTIONS        $
                                      (LOSS) FROM        FROM NET          FROM NET       RETURN OF
                                       OPERATIONS    INVESTMENT INCOME   REALIZED GAIN     CAPITAL
---------------------------------------------------------------------------------------------------
SHORT DURATION BOND FUND
Class C
October 31, 2004                           .18              (.15)              --              --
October 31, 2003                           .37              (.34)              --              --
October 31, 2002                           .69              (.72)              --              --
October 31, 2001                          1.74              (.96)              --              --
October 31, 2000(1)                        .83              (.73)              --              --
December 31, 1999(4)                       .37              (.60)              --              --
---------------------------------------------------------------------------------------------------
Class E
October 31, 2004                           .33              (.31)              --              --
October 31, 2003                           .51              (.47)              --              --
October 31, 2002                           .83              (.81)              --              --
October 31, 2001                          1.87             (1.09)              --              --
October 31, 2000(1)                        .95              (.79)              --              --
December 31, 1999(3)                       .46              (.89)              --              --
---------------------------------------------------------------------------------------------------
Class S
October 31, 2004                           .37              (.35)              --              --
October 31, 2003                           .55              (.51)              --              --
October 31, 2002                           .88              (.86)              --              --
October 31, 2001                          1.90             (1.13)              --              --
October 31, 2000(1)                       1.00              (.81)              --              --
December 31, 1999                          .54              (.97)              --              --
---------------------------------------------------------------------------------------------------
DIVERSIFIED BOND FUND
Class C
October 31, 2004                           .99              (.41)            (.53)             --
October 31, 2003                           .86              (.49)            (.56)             --
October 31, 2002                           .97              (.78)              --              --
October 31, 2001                          2.87             (1.09)              --              --
October 31, 2000(1)                       1.40              (.93)              --              --
December 31, 1999(2)                      (.58)            (1.05)            (.13)             --
---------------------------------------------------------------------------------------------------
Class E
October 31, 2004                          1.18              (.59)            (.53)             --
October 31, 2003                          1.04              (.66)            (.56)             --
October 31, 2002                          1.16              (.96)              --              --
October 31, 2001                          3.06             (1.27)              --              --
October 31, 2000(1)                       1.57             (1.05)              --              --
December 31, 1999                         (.35)            (1.21)            (.13)             --
---------------------------------------------------------------------------------------------------
Class S
October 31, 2004                          1.22              (.65)            (.53)             --
October 31, 2003                          1.07              (.72)            (.56)             --
October 31, 2002                          1.20             (1.02)              --              --
October 31, 2001                          3.04             (1.32)              --              --
October 31, 2000(1)                       1.57             (1.03)              --              --
December 31, 1999                         (.29)            (1.32)            (.13)           (.02)

See accompanying notes which are an integral part of the financial statements.

 236  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,          %              NET ASSETS
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(b)            (000)
-----------------------------------------------------------------------------
          (.15)             19.04                 .97              38,427
          (.34)             19.01                1.97              41,644
          (.72)             18.98                3.73              16,294
          (.96)             19.01                9.77               1,709
          (.73)             18.23                4.67                 672
          (.60)             18.13                2.02                 801
-----------------------------------------------------------------------------

          (.31)             19.10                1.74              23,181
          (.47)             19.08                2.70              20,274
          (.81)             19.04                4.53              17,516
         (1.09)             19.02               10.54              17,685
          (.79)             18.24                5.36               9,898
          (.89)             18.08                2.53               8,693
-----------------------------------------------------------------------------

          (.35)             19.07                1.98           1,135,332
          (.51)             19.05                2.95             958,064
          (.86)             19.01                4.81             599,795
         (1.13)             18.99               10.76             401,137
          (.81)             18.22                5.64             422,884
          (.97)             18.03                3.03             447,590
-----------------------------------------------------------------------------
          (.94)             24.54                4.16              45,970
         (1.05)             24.49                3.58              36,159
          (.78)             24.68                4.11              26,915
         (1.09)             24.49               13.02              15,027
          (.93)             22.71                6.44               7,315
         (1.18)             22.24               (2.47)              4,652
-----------------------------------------------------------------------------

         (1.12)             24.62                4.97              43,724
         (1.22)             24.56                4.36              34,339
          (.96)             24.74                4.90              26,985
         (1.27)             24.54               13.87              17,763
         (1.05)             22.75                7.25               5,492
         (1.34)             22.23               (1.51)              3,639
-----------------------------------------------------------------------------

         (1.18)             24.04                5.22           1,232,576
         (1.28)             24.00                4.63             977,601
         (1.02)             24.21                5.18             783,332
         (1.32)             24.03               14.11             745,020
         (1.03)             22.31                7.40             714,153
         (1.47)             21.77               (1.26)            765,674

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          NET ASSETS          TO AVERAGE          PORTFOLIO
         NET(c)(e)           GROSS(c)        NET ASSETS(c)(e)    TURNOVER RATE(b)
---------------------------------------------------------------------------------
           1.63                1.66                 1.00              131.57
           1.56                1.72                 1.63              187.92
           1.52                1.70                 3.08              163.86
           1.52                1.66                 4.72              260.94
           1.64                1.66                 5.01               92.31
           1.72                1.72                 4.41              177.08
---------------------------------------------------------------------------------
            .88                 .91                 1.76              131.57
            .80                 .97                 2.52              187.92
            .77                 .96                 4.04              163.86
            .77                 .91                 5.48              260.94
            .89                 .91                 5.77               92.31
            .97                 .97                 5.05              177.08
---------------------------------------------------------------------------------
            .63                 .66                 2.01              131.57
            .56                 .72                 2.70              187.92
            .52                 .71                 4.26              163.86
            .52                 .67                 5.76              260.94
            .64                 .66                 6.00               92.31
            .74                 .74                 5.22              177.08
---------------------------------------------------------------------------------
           1.66                1.66                 1.71              140.92
           1.69                1.70                 1.94              147.44
           1.66                1.66                 3.09              156.21
           1.64                1.64                 4.53              155.87
           1.62                1.63                 5.37              128.88
           1.62                1.62                 4.88              152.23
---------------------------------------------------------------------------------
            .91                 .91                 2.46              140.92
            .94                 .94                 2.70              147.44
            .91                 .91                 3.85              156.21
            .89                 .89                 5.22              155.87
            .87                 .88                 6.13              128.88
            .87                 .87                 5.49              152.23
---------------------------------------------------------------------------------
            .66                 .66                 2.71              140.92
            .69                 .69                 2.95              147.44
            .66                 .66                 4.11              156.21
            .64                 .65                 5.60              155.87
            .62                 .63                 6.35              128.88
            .61                 .61                 5.78              152.23

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  237

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE FISCAL YEARS ENDED

For a Share Outstanding Throughout Each Period.

                                              $                    $                  $
                                       NET ASSET VALUE,           NET            NET REALIZED
                                         BEGINNING OF         INVESTMENT        AND UNREALIZED
                                            PERIOD         INCOME (LOSS)(a)      GAIN (LOSS)
----------------------------------------------------------------------------------------------
MULTISTRATEGY BOND FUND
Class C
October 31, 2004                            10.54                 .17                 .31
October 31, 2003                            10.03                 .23                 .50
October 31, 2002                            10.20                 .30                (.04)
October 31, 2001                             9.60                 .46                 .62
October 31, 2000(1)                          9.47                 .44                 .09
December 31, 1999(2)                        10.14                 .42                (.63)
----------------------------------------------------------------------------------------------

Class E
October 31, 2004                            10.55                 .24                 .32
October 31, 2003                            10.03                 .31                 .50
October 31, 2002                            10.21                 .38                (.06)
October 31, 2001                             9.61                 .53                 .62
October 31, 2000(1)                          9.47                 .49                 .11
December 31, 1999                           10.10                 .56                (.66)
----------------------------------------------------------------------------------------------

Class S
October 31, 2004                            10.56                 .27                 .31
October 31, 2003                            10.04                 .34                 .50
October 31, 2002                            10.22                 .40                (.05)
October 31, 2001                             9.61                 .56                 .63
October 31, 2000(1)                          9.46                 .52                 .08
December 31, 1999                           10.11                 .57                (.65)
----------------------------------------------------------------------------------------------
TAX EXEMPT BOND FUND
Class C
October 31, 2004                            21.99                 .53                 .04
October 31, 2003                            21.94                 .58                 .07
October 31, 2002                            21.76                 .60                 .22
October 31, 2001                            20.83                 .68                 .95
October 31, 2000(1)                         20.45                 .59                 .32
December 31, 1999(5)                        21.38                 .45                (.84)
----------------------------------------------------------------------------------------------

Class E
October 31, 2004                            22.06                 .69                 .04
October 31, 2003                            21.99                 .75                 .06
October 31, 2002                            21.81                 .78                 .18
October 31, 2001                            20.87                 .84                 .95
October 31, 2000(1)                         20.47                 .71                 .33
December 31, 1999(6)                        21.19                 .50                (.71)
----------------------------------------------------------------------------------------------

Class S
October 31, 2004                            22.03                 .75                 .03
October 31, 2003                            21.96                 .80                 .07
October 31, 2002                            21.79                 .83                 .18
October 31, 2001                            20.84                 .89                 .96
October 31, 2000(1)                         20.42                 .75                 .33
December 31, 1999                           21.39                 .84                (.95)

                                           $                 $                 $
                                      TOTAL INCOME     DISTRIBUTIONS     DISTRIBUTIONS        $
                                      (LOSS) FROM        FROM NET          FROM NET       RETURN OF
                                       OPERATIONS    INVESTMENT INCOME   REALIZED GAIN     CAPITAL
---------------------------------------------------------------------------------------------------
MULTISTRATEGY BOND FUND
Class C
October 31, 2004                           .48             (.24)             (.15)             --
October 31, 2003                           .73             (.22)               --              --
October 31, 2002                           .26             (.43)               --              --
October 31, 2001                          1.08             (.48)               --              --
October 31, 2000(1)                        .53             (.40)               --              --
December 31, 1999(2)                      (.21)            (.45)             (.01)             --
---------------------------------------------------------------------------------------------------
Class E
October 31, 2004                           .56             (.32)             (.15)             --
October 31, 2003                           .81             (.29)               --              --
October 31, 2002                           .32             (.50)               --              --
October 31, 2001                          1.15             (.55)               --              --
October 31, 2000(1)                        .60             (.46)               --              --
December 31, 1999                         (.10)            (.52)             (.01)             --
---------------------------------------------------------------------------------------------------
Class S
October 31, 2004                           .58             (.34)             (.15)             --
October 31, 2003                           .84             (.32)               --              --
October 31, 2002                           .35             (.53)               --              --
October 31, 2001                          1.19             (.58)               --              --
October 31, 2000(1)                        .60             (.45)               --              --
December 31, 1999                         (.08)            (.56)             (.01)             --
---------------------------------------------------------------------------------------------------
TAX EXEMPT BOND FUND
Class C
October 31, 2004                           .57             (.53)               --              --
October 31, 2003                           .65             (.60)               --              --
October 31, 2002                           .82             (.64)               --              --
October 31, 2001                          1.63             (.70)               --              --
October 31, 2000(1)                        .91             (.53)               --              --
December 31, 1999(5)                      (.39)            (.54)               --              --
---------------------------------------------------------------------------------------------------
Class E
October 31, 2004                           .73             (.69)               --              --
October 31, 2003                           .81             (.74)               --              --
October 31, 2002                           .96             (.78)               --              --
October 31, 2001                          1.79             (.85)               --              --
October 31, 2000(1)                       1.04             (.64)               --              --
December 31, 1999(6)                      (.21)            (.51)               --              --
---------------------------------------------------------------------------------------------------
Class S
October 31, 2004                           .78             (.74)               --              --
October 31, 2003                           .87             (.80)               --              --
October 31, 2002                          1.01             (.84)               --              --
October 31, 2001                          1.85             (.90)               --              --
October 31, 2000(1)                       1.08             (.66)               --              --
December 31, 1999                         (.11)            (.86)               --              --

See accompanying notes which are an integral part of the financial statements.

 238  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,          %              NET ASSETS
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(b)            (000)
-----------------------------------------------------------------------------
          (.39)             10.63                4.66              53,573
          (.22)             10.54                7.37              36,397
          (.43)             10.03                2.71              24,569
          (.48)             10.20               11.58              15,926
          (.40)              9.60                5.77              10,879
          (.46)              9.47               (2.10)              6,666
-----------------------------------------------------------------------------

          (.47)             10.64                5.43              31,621
          (.29)             10.55                8.23              20,975
          (.50)             10.03                3.36              14,017
          (.55)             10.21               12.40              12,675
          (.46)              9.61                6.46               6,182
          (.53)              9.47               (1.08)              3,248
-----------------------------------------------------------------------------

          (.49)             10.65                5.68           1,284,520
          (.32)             10.56                8.49             886,596
          (.53)             10.04                3.72             595,577
          (.58)             10.22               12.68             622,518
          (.45)              9.61                6.56             593,020
          (.57)              9.46                (.81)            556,703
-----------------------------------------------------------------------------
          (.53)             22.03                2.62              10,611
          (.60)             21.99                2.98               8,701
          (.64)             21.94                3.84               7,179
          (.70)             21.76                7.95               2,248
          (.53)             20.83                4.53                 780
          (.54)             20.45               (1.82)                474
-----------------------------------------------------------------------------

          (.69)             22.10                3.38               6,488
          (.74)             22.06                3.75               5,849
          (.78)             21.99                4.54               5,051
          (.85)             21.81                8.77               6,398
          (.64)             20.87                5.17               3,445
          (.51)             20.47                (.99)              2,854
-----------------------------------------------------------------------------

          (.74)             22.07                3.64             185,587
          (.80)             22.03                4.01             144,402
          (.84)             21.96                4.77             148,675
          (.90)             21.79                9.09             140,352
          (.66)             20.84                5.37             129,084
          (.86)             20.42                (.52)            123,960

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          NET ASSETS          TO AVERAGE          PORTFOLIO
         NET(c)(e)           GROSS(c)        NET ASSETS(c)(e)    TURNOVER RATE(b)
---------------------------------------------------------------------------------
           1.89                1.89                 1.58              221.31
           1.94                1.95                 2.22              281.71
           1.85                1.85                 3.08              252.09
           1.89                1.89                 4.63              176.44
           1.86                1.90                 5.56              105.03
           1.80                1.84                 4.80              134.11
---------------------------------------------------------------------------------
           1.14                1.14                 2.32              221.31
           1.18                1.19                 3.01              281.71
           1.17                1.17                 3.80              252.09
           1.14                1.14                 5.33              176.44
           1.11                1.15                 6.31              105.03
           1.05                1.11                 5.54              134.11
---------------------------------------------------------------------------------
            .89                 .89                 2.58              221.31
            .94                 .94                 3.22              281.71
            .92                 .92                 4.06              252.09
            .89                 .89                 5.66              176.44
            .86                 .90                 6.54              105.03
            .80                 .86                 5.79              134.11
---------------------------------------------------------------------------------
           1.53                1.53                 2.39               36.68
           1.56                1.56                 2.62               37.46
           1.56                1.56                 2.82               39.83
           1.53                1.53                 3.18               31.16
           1.64                1.64                 3.48               38.16
           1.57                1.57                 3.12              119.34
---------------------------------------------------------------------------------
            .78                 .78                 3.14               36.68
            .81                 .81                 3.37               37.46
            .83                 .83                 3.57               39.83
            .78                 .78                 3.93               31.16
            .89                 .89                 4.08               38.16
            .82                 .82                 3.76              119.34
---------------------------------------------------------------------------------
            .53                 .53                 3.39               36.68
            .56                 .56                 3.62               37.46
            .57                 .57                 3.84               39.83
            .53                 .53                 4.21               31.16
            .64                 .64                 4.32               38.16
            .57                 .57                 3.99              119.34

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  239

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE FISCAL YEARS ENDED

For a Share Outstanding Throughout Each Period.

                                              $                    $                  $
                                       NET ASSET VALUE,           NET            NET REALIZED
                                         BEGINNING OF         INVESTMENT        AND UNREALIZED
                                            PERIOD         INCOME (LOSS)(a)      GAIN (LOSS)
----------------------------------------------------------------------------------------------
TAX MANAGED LARGE CAP FUND
Class C
October 31, 2004                            15.02                (.06)                1.59
October 31, 2003                            12.61                (.04)                2.45
October 31, 2002                            15.60                (.06)               (2.93)
October 31, 2001                            20.68                (.10)               (4.98)
October 31, 2000(1)                         21.17                (.10)                (.39)
December 31, 1999(7)                        20.92                  --(d)               .35
----------------------------------------------------------------------------------------------

Class E
October 31, 2004                            15.30                 .06                 1.63
October 31, 2003                            12.83                 .06                 2.50
October 31, 2002                            15.78                 .05                (2.95)
October 31, 2001(8)                         20.10                 .03                (4.25)
----------------------------------------------------------------------------------------------

Class S
October 31, 2004                            15.34                 .10                 1.63
October 31, 2003                            12.87                 .10                 2.48
October 31, 2002                            15.81                 .09                (2.95)
October 31, 2001                            20.87                 .08                (5.04)
October 31, 2000(1)                         21.17                 .08                 (.37)
December 31, 1999                           18.26                 .14                 2.88
----------------------------------------------------------------------------------------------
TAX MANAGED MID & SMALL CAP FUND
Class C
October 31, 2004                             9.33                (.13)                 .97
October 31, 2003                             7.12                (.08)                2.29
October 31, 2002                             7.88                (.09)                (.67)
October 31, 2001                            11.07                 .12                (3.31)
October 31, 2000(1)                         10.71                (.10)                 .47
December 31, 1999(7)                        10.00                  --(d)               .71
----------------------------------------------------------------------------------------------

Class E
October 31, 2004                             9.62                (.06)                1.00
October 31, 2003                             7.28                (.02)                2.36
October 31, 2002                             8.00                (.03)                (.69)
October 31, 2001(8)                         10.00                (.01)               (1.99)
----------------------------------------------------------------------------------------------

Class S
October 31, 2004                             9.68                (.03)                1.00
October 31, 2003                             7.31                  --(d)              2.37
October 31, 2002                             8.02                (.01)                (.69)
October 31, 2001                            11.15                 .01                (3.14)
October 31, 2000(1)                         10.73                  --(d)               .43
December 31, 1999(7)                        10.00                 .01                  .72

                                           $                 $                 $
                                      TOTAL INCOME     DISTRIBUTIONS     DISTRIBUTIONS        $
                                      (LOSS) FROM        FROM NET          FROM NET       RETURN OF
                                       OPERATIONS    INVESTMENT INCOME   REALIZED GAIN     CAPITAL
---------------------------------------------------------------------------------------------------
TAX MANAGED LARGE CAP FUND
Class C
October 31, 2004                           1.53              --                --              --
October 31, 2003                           2.41              --                --              --
October 31, 2002                          (2.99)             --                --              --
October 31, 2001                          (5.08)             --                --              --
October 31, 2000(1)                        (.49)             --                --              --
December 31, 1999(7)                        .35            (.10)               --              --
---------------------------------------------------------------------------------------------------
Class E
October 31, 2004                           1.69            (.06)               --              --
October 31, 2003                           2.56            (.09)               --              --
October 31, 2002                          (2.90)           (.05)               --              --
October 31, 2001(8)                       (4.22)           (.10)               --              --
---------------------------------------------------------------------------------------------------
Class S
October 31, 2004                           1.73            (.08)               --              --
October 31, 2003                           2.58            (.11)               --              --
October 31, 2002                          (2.86)           (.08)               --              --
October 31, 2001                          (4.96)           (.10)               --              --
October 31, 2000(1)                        (.29)           (.01)               --              --
December 31, 1999                          3.02            (.11)               --              --
---------------------------------------------------------------------------------------------------
TAX MANAGED MID & SMALL CAP FUND
Class C
October 31, 2004                            .84              --                --              --
October 31, 2003                           2.21              --                --              --
October 31, 2002                           (.76)             --                --              --
October 31, 2001                          (3.19)             --                --              --
October 31, 2000(1)                         .37            (.01)               --              --
December 31, 1999(7)                        .71              --                --              --
---------------------------------------------------------------------------------------------------
Class E
October 31, 2004                            .94              --                --              --
October 31, 2003                           2.34              --                --              --
October 31, 2002                           (.72)             --                --              --
October 31, 2001(8)                       (2.00)             --                --              --
---------------------------------------------------------------------------------------------------
Class S
October 31, 2004                            .97              --                --              --
October 31, 2003                           2.37              --                --              --
October 31, 2002                           (.70)           (.01)               --              --
October 31, 2001                          (3.13)             --                --              --
October 31, 2000(1)                         .43            (.01)               --              --
December 31, 1999(7)                        .73              --                --              --

See accompanying notes which are an integral part of the financial statements.

 240  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,          %              NET ASSETS
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(b)            (000)
-----------------------------------------------------------------------------
            --              16.55               10.19              13,304
            --              15.02               19.11              10,022
            --              12.61              (19.17)              7,740
            --              15.60              (24.57)              7,611
            --              20.68               (2.30)              6,596
          (.10)             21.17                2.24                 308
-----------------------------------------------------------------------------

          (.06)             16.93               11.05               5,991
          (.09)             15.30               20.04               4,743
          (.05)             12.83              (18.47)              2,618
          (.10)             15.78              (21.10)              3,359
-----------------------------------------------------------------------------

          (.08)             16.99               11.33             342,640
          (.11)             15.34               20.24             307,458
          (.08)             12.87              (18.21)            345,335
          (.10)             15.81              (23.86)            448,557
          (.01)             20.87               (1.39)            674,460
          (.11)             21.17               16.57             566,001
-----------------------------------------------------------------------------
            --              10.17                9.00               6,041
            --               9.33               31.04               5,025
            --               7.12               (9.65)              3,450
            --               7.88              (28.88)              2,688
          (.01)             11.07                3.52               2,414
            --              10.71                7.10                 222
-----------------------------------------------------------------------------

            --              10.56                9.77               1,279
            --               9.62               32.14                 850
            --               7.28               (9.00)                885
            --               8.00              (20.00)                837
-----------------------------------------------------------------------------

            --              10.65               10.02             123,045
            --               9.68               32.42             106,738
          (.01)              7.31               (8.77)             82,523
            --               8.02              (28.14)             90,095
          (.01)             11.15                4.08             105,630
            --              10.73                7.30              29,053

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          NET ASSETS          TO AVERAGE          PORTFOLIO
         NET(c)(e)           GROSS(c)        NET ASSETS(c)(e)    TURNOVER RATE(b)
---------------------------------------------------------------------------------
           1.92                1.92                 (.38)              32.15
           1.94                1.94                 (.30)             127.47
           1.91                1.91                 (.40)              65.39
           1.88                1.88                 (.56)              52.57
           1.86                1.86                 (.58)              43.48
           1.57                1.57                 (.28)              48.35
---------------------------------------------------------------------------------
           1.17                1.17                  .37               32.15
           1.19                1.19                  .46              127.47
           1.16                1.16                  .36               65.39
           1.15                1.15                  .16               52.57
---------------------------------------------------------------------------------
            .92                 .92                  .62               32.15
            .94                 .94                  .71              127.47
            .91                 .91                  .58               65.39
            .88                 .88                  .45               52.57
            .86                 .86                  .46               43.48
            .85                 .85                  .71               48.35
---------------------------------------------------------------------------------
           2.25                2.34                (1.33)             203.33
           2.25                2.49                (1.06)              81.91
           2.25                2.53                (1.12)              89.13
           2.25                2.54                 (.93)             105.31
           2.25                2.77                (1.05)              71.20
           2.18                8.78                  .73                3.33
---------------------------------------------------------------------------------
           1.50                1.59                 (.58)             203.33
           1.50                1.74                 (.31)              81.91
           1.50                1.78                 (.37)              89.13
           1.50                1.84                 (.16)             105.31
---------------------------------------------------------------------------------
           1.25                1.34                 (.32)             203.33
           1.25                1.49                 (.06)              81.91
           1.25                1.53                 (.13)              89.13
           1.25                1.54                  .07              105.31
           1.25                1.85                 (.04)              71.20
           1.25                7.95                 1.92                3.33

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  241

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE FISCAL YEARS ENDED

For a Share Outstanding Throughout Each Period.

                                              $                    $                  $
                                       NET ASSET VALUE,           NET            NET REALIZED
                                         BEGINNING OF         INVESTMENT        AND UNREALIZED
                                            PERIOD         INCOME (LOSS)(a)      GAIN (LOSS)
----------------------------------------------------------------------------------------------
SELECT GROWTH FUND
Class C
October 31, 2004                             6.85                (.11)                 .11
October 31, 2003                             5.23                (.09)                1.71
October 31, 2002                             6.65                (.10)               (1.32)
October 31, 2001(9)                         10.00                (.08)               (3.27)
----------------------------------------------------------------------------------------------

Class E
October 31, 2004                             7.03                (.05)                 .10
October 31, 2003                             5.31                (.04)                1.76
October 31, 2002                             6.68                (.04)               (1.33)
October 31, 2001(9)                         10.00                (.02)               (3.30)
----------------------------------------------------------------------------------------------

Class I
October 31, 2004                             7.10                (.02)                 .11
October 31, 2003                             5.35                (.02)                1.77
October 31, 2002                             6.71                (.02)               (1.34)
October 31, 2001(9)                         10.00                  --(d)             (3.29)
----------------------------------------------------------------------------------------------

Class S
October 31, 2004                             7.08                (.03)                 .10
October 31, 2003                             5.34                (.02)                1.76
October 31, 2002                             6.71                (.02)               (1.35)
October 31, 2001(9)                         10.00                  --(d)             (3.29)
----------------------------------------------------------------------------------------------
SELECT VALUE FUND
Class C
October 31, 2004                             8.97                (.03)                1.22
October 31, 2003                             7.41                (.01)                1.58
October 31, 2002                             8.51                (.02)               (1.07)
October 31, 2001(9)                         10.00                  --(d)             (1.48)
----------------------------------------------------------------------------------------------

Class E
October 31, 2004                             9.05                 .05                 1.23
October 31, 2003                             7.46                 .06                 1.58
October 31, 2002                             8.53                 .06                (1.07)
October 31, 2001(9)                         10.00                 .05                (1.48)
----------------------------------------------------------------------------------------------

Class I
October 31, 2004                             9.07                 .10                 1.22
October 31, 2003                             7.46                 .08                 1.61
October 31, 2002                             8.54                 .08                (1.07)
October 31, 2001(9)                         10.00                 .09                (1.48)
----------------------------------------------------------------------------------------------

Class S
October 31, 2004                             9.05                 .08                 1.24
October 31, 2003                             7.45                 .07                 1.60
October 31, 2002                             8.53                 .07                (1.07)
October 31, 2001(9)                         10.00                 .08                (1.48)

                                           $                 $                 $
                                      TOTAL INCOME     DISTRIBUTIONS     DISTRIBUTIONS        $
                                      (LOSS) FROM        FROM NET          FROM NET       RETURN OF
                                       OPERATIONS    INVESTMENT INCOME   REALIZED GAIN     CAPITAL
---------------------------------------------------------------------------------------------------
SELECT GROWTH FUND
Class C
October 31, 2004                             --              --                --              --
October 31, 2003                           1.62              --                --              --
October 31, 2002                          (1.42)             --                --              --
October 31, 2001(9)                       (3.35)             --                --              --
---------------------------------------------------------------------------------------------------
Class E
October 31, 2004                            .05              --                --              --
October 31, 2003                           1.72              --                --              --
October 31, 2002                          (1.37)             --                --              --
October 31, 2001(9)                       (3.32)             --                --              --
---------------------------------------------------------------------------------------------------
Class I
October 31, 2004                            .09              --                --              --
October 31, 2003                           1.75              --                --              --
October 31, 2002                          (1.36)             --                --              --
October 31, 2001(9)                       (3.29)             --                --              --
---------------------------------------------------------------------------------------------------
Class S
October 31, 2004                            .07              --                --              --
October 31, 2003                           1.74              --                --              --
October 31, 2002                          (1.37)             --                --              --
October 31, 2001(9)                       (3.29)             --                --              --
---------------------------------------------------------------------------------------------------
SELECT VALUE FUND
Class C
October 31, 2004                           1.19            (.01)               --              --
October 31, 2003                           1.57            (.01)               --              --
October 31, 2002                          (1.09)           (.01)               --              --
October 31, 2001(9)                       (1.48)           (.01)               --              --
---------------------------------------------------------------------------------------------------
Class E
October 31, 2004                           1.28            (.05)               --              --
October 31, 2003                           1.64            (.05)               --              --
October 31, 2002                          (1.01)           (.06)               --              --
October 31, 2001(9)                       (1.43)           (.04)               --              --
---------------------------------------------------------------------------------------------------
Class I
October 31, 2004                           1.32            (.09)               --              --
October 31, 2003                           1.69            (.08)               --              --
October 31, 2002                           (.99)           (.09)               --              --
October 31, 2001(9)                       (1.39)           (.07)               --              --
---------------------------------------------------------------------------------------------------
Class S
October 31, 2004                           1.32            (.08)               --              --
October 31, 2003                           1.67            (.07)               --              --
October 31, 2002                          (1.00)           (.08)               --              --
October 31, 2001(9)                       (1.40)           (.07)               --              --

See accompanying notes which are an integral part of the financial statements.

 242  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,          %              NET ASSETS
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(b)            (000)
-----------------------------------------------------------------------------
            --               6.85                (.15)              5,942
            --               6.85               31.17               3,265
            --               5.23              (21.35)              1,341
            --               6.65              (33.50)              1,017
-----------------------------------------------------------------------------

            --               7.08                 .71               5,749
            --               7.03               32.39               4,865
            --               5.31              (20.51)              2,814
            --               6.68              (33.20)              2,714
-----------------------------------------------------------------------------

            --               7.19                1.13              60,006
            --               7.10               32.71              32,003
            --               5.35              (20.27)             18,150
            --               6.71              (32.90)             21,044
-----------------------------------------------------------------------------

            --               7.15                 .99              51,569
            --               7.08               32.58              42,421
            --               5.34              (20.42)             24,389
            --               6.71              (32.90)             24,072
-----------------------------------------------------------------------------
          (.01)             10.15               13.24              16,834
          (.01)              8.97               21.19               9,972
          (.01)              7.41              (12.82)              2,061
          (.01)              8.51              (14.76)              1,844
-----------------------------------------------------------------------------

          (.05)             10.28               14.31               9,167
          (.05)              9.05               22.01               7,778
          (.06)              7.46              (11.86)              3,314
          (.04)              8.53              (14.33)              3,155
-----------------------------------------------------------------------------

          (.09)             10.30               14.77             102,397
          (.08)              9.07               22.60              74,600
          (.09)              7.46              (11.72)             35,169
          (.07)              8.54              (13.92)             28,983
-----------------------------------------------------------------------------

          (.08)             10.29               14.61             173,635
          (.07)              9.05               22.53             128,383
          (.08)              7.45              (11.78)             31,806
          (.07)              8.53              (14.04)             31,288

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          NET ASSETS          TO AVERAGE          PORTFOLIO
         NET(c)(e)           GROSS(c)        NET ASSETS(c)(e)    TURNOVER RATE(b)
---------------------------------------------------------------------------------
           2.25                2.50                (1.53)             134.00
           2.20                2.74                (1.57)             149.76
           2.11                2.82                (1.53)             212.37
           2.17                2.97                (1.32)             169.36
---------------------------------------------------------------------------------
           1.36                1.54                 (.65)             134.00
           1.26                1.79                 (.62)             149.76
           1.16                1.87                 (.58)             212.37
           1.29                2.05                 (.45)             169.36
---------------------------------------------------------------------------------
            .95                1.20                 (.23)             134.00
            .93                1.58                 (.31)             149.76
            .89                1.65                 (.31)             212.37
            .89                1.75                 (.03)             169.36
---------------------------------------------------------------------------------
           1.09                1.27                 (.38)             134.00
           1.03                1.56                 (.40)             149.76
            .97                1.68                 (.39)             212.37
            .94                1.74                 (.09)             169.36
---------------------------------------------------------------------------------
           2.25                2.32                 (.31)              96.07
           2.15                2.42                 (.12)             105.71
           2.00                2.40                 (.27)              92.95
           2.00                2.64                  .00               71.75
---------------------------------------------------------------------------------
           1.39                1.39                  .55               96.07
           1.21                1.48                  .77              105.71
           1.04                1.43                  .70               92.95
           1.25                1.85                  .76               71.75
---------------------------------------------------------------------------------
            .95                 .95                 1.00               96.07
            .90                1.23                 1.12              105.71
            .79                1.22                  .95               92.95
            .79                1.48                 1.25               71.75
---------------------------------------------------------------------------------
           1.10                1.10                  .84               96.07
           1.01                1.28                 1.03              105.71
            .87                1.27                  .86               92.95
            .86                1.50                 1.18               71.75

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  243

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL HIGHLIGHTS -- OCTOBER 31, 2004

--------------------------------------------------------------------------------
(1)   For the ten months ended October 31, 2000.
(2)   For the period January 27, 1999 (commencement of sale) to December 31,
      1999.
(3)   For the period February 18, 1999 (commencement of sale) to December 31,
      1999.
(4)   For the period March 3, 1999 (commencement of sale) to December 31, 1999.
(5)   For the period March 29, 1999 (commencement of sale) to December 31, 1999.
(6)   For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(7) For the period December 1, 1999 (commencement of operations) to December 31, 1999.
(8)   For the period December 6, 2000 (commencement of sale) to October 31,
      2001.
(9) For the period January 31, 2001 (commencement of operations) to October 31, 2001.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Periods less than one year are not annualized.
(c)   The ratios for periods less than one year are annualized.
(d)   Less than $.01 per share.
(e) May include amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

See accompanying notes which are an integral part of the financial statements.

 244  Notes to Financial Highlights

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2004

--------------------------------------------------------------------------------
1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 30 different investment portfolios, referred to as "Funds." These financial statements report on fourteen Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of these financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Certain prior year information has been reformatted to conform to current year presentation.

   Security valuation

   United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, if there were no sales on that day, at the last reported price, on the primary exchange on which the security is traded.

   Fixed-income securities listed and traded principally on any national securities exchange are valued at the evaluated bid price or, if there were no sales on that day, at the last reported bid price, on the primary exchange on which the security is traded. Over-the-counter fixed-income securities and options are valued on the basis of the last sale price. Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Accordingly, fixed-income securities may be valued using prices provided by a pricing service approved by the Board of Trustees when such prices are believed to reflect the market value of such securities.

   Futures contracts are valued on the basis of the last sale price. Exchange listed futures contracts are valued on a basis of the last quoted daily settlement prices established by the exchange on which they trade. If there were no sales, futures are valued at the last reported bid price.

   Investments in other mutual funds are valued at their net asset value per share, calculated at 4:00 pm Eastern time or as of the close of the NYSE, whichever is earlier.

   The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   International equity securities traded on a foreign national securities exchange or an over-the-counter market (foreign or domestic) are valued on the basis of the official closing price, or, lacking the official closing price, at the last sale price on the primary exchange on which the security is traded.

   Short-Term Investments purchased by the Funds and maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

   If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. This policy is intended to assure that the Funds' net asset value fairly reflects security values as of the time of pricing. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets

                                              Notes to Financial Statements  245

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

   on which they trade and the time the net asset value of fund shares is determined may be reflected in the calculation of net asset values for each applicable fund when a particular event or circumstance would materially affect such fund's net asset value.

   Because foreign securities can trade on non-business days, the net asset value of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

   Investment income

   Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recorded on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

   Federal income taxes

   Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds.

   Dividends and distributions to shareholders

   For all Funds, income, dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly for the domestic equity Funds, annually for the international Funds and monthly for the fixed income Funds. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss and capital loss carryforwards.

   Expenses

   The Funds will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

   Class Allocation

   The Funds offer the following classes of shares: Class C, Class E, Class I and Class S. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

 246  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

   Foreign currency translations

   The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

   (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

   (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

   Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

   The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, swaptions, forwards, structured notes and stripped securities. These instruments offer unique characteristics that assist the Funds in meeting their investment strategies.

   The Funds typically use derivatives in three ways: cash equitization/monetization, hedging, and return enhancement. Cash equitization/monetization is a technique that may be used by certain Funds through the use of options and futures to earn "market-like" returns with their excess and liquidity reserve cash balances. Hedging is used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Foreign currency exchange contracts

   In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The International Securities Fund may enter into forward foreign currency overlays on liquidity reserve balances. Additionally, from time to time the International Securities, Emerging Markets, Short Duration Bond, Diversified Bond and Multistrategy Bond Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at October 31, 2004 are presented on the Schedule of Investments for the applicable Funds.

   Forward commitments

   The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is

                                              Notes to Financial Statements  247

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

   negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

   Options

   The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

   When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   Futures Contracts

   The domestic and international equity Funds utilize futures contracts to equitize uninvested cash balances. The fixed income Funds may utilize futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

   Swap Agreements

   The Emerging Markets, Diversified Equity, Special Growth, Quantitative Equity, Tax-Managed Large Cap, Tax-Managed Mid & Small Cap, Select Growth, Select Value, International Securities, Diversified Bond, Multistrategy Bond and Short Duration Bond Funds may enter into swap agreements as an additional equitization vehicle for uninvested cash balances held by those Funds or to effect investment transactions consistent with these Funds' investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a

 248  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

   particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

   Investments in emerging markets

   Investing in emerging markets may involve special risks and considerations for the Emerging Markets Fund not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. INVESTMENT TRANSACTIONS

   Securities

   During the period ended October 31, 2004, purchases and sales of investment securities (excluding US Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

         FUNDS                PURCHASES             SALES
---------------------------------------------------------------
Diversified Equity        $   2,532,978,496   $   2,140,178,729
Special Growth                  920,515,545         880,713,229
Quantitative Equity           2,099,170,027       1,725,125,023
International Securities      1,336,212,119       1,082,152,248
Emerging Markets                429,676,636         367,587,466
Real Estate Securities          511,060,521         396,151,333
Short Duration Bond             662,251,112         538,525,502
Diversified Bond                566,910,115         563,102,485

         FUNDS                PURCHASES             SALES
---------------------------------------------------------------
Multistrategy Bond        $     971,427,405   $     873,841,206
Tax Exempt Bond                 107,088,184          63,685,782
Tax-Managed Large Cap           114,201,464         106,020,328
Tax-Managed Mid & Small
  Cap                           236,573,488         234,292,652
Select Growth                   167,025,887         130,811,669
Select Value                    283,702,412         232,330,688

   Purchases and sales of US Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

                   FUNDS                       PURCHASES               SALES
   --------------------------------------------------------------------------------
   Short Duration Bond                    $       563,309,159   $       520,390,426
   Diversified Bond                             1,269,888,786         1,131,866,718
   Multistrategy Bond                           1,196,282,771         1,093,236,189

   Written Options Contracts
   Fund transactions in written options contracts for the period ended October 31, 2004 were as follows:

                                                  INTERNATIONAL SECURITIES                          EMERGING MARKETS
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding October 31, 2003                          158    $           639,766                    297    $           858,702
   Opened                                              3,452             37,123,543                  2,147              5,510,481
   Closed                                             (3,177)           (34,033,109)                (1,983)            (5,049,705)
   Expired                                                --                     --                     --                     --
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding October 31, 2004                          433    $         3,730,200                    461    $         1,319,478
                                         ===================    ===================    ===================    ===================

                                              Notes to Financial Statements  249

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

                                                    SHORT DURATION BOND                             DIVERSIFIED BOND
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding October 31, 2003                            2    $            48,509                    126    $            73,536
   Opened                                                 28                 31,985                    692                503,900
   Closed                                                 --                     --                   (366)              (280,837)
   Expired                                               (18)               (67,327)                  (212)              (147,368)
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding October 31, 2004                           12    $            13,167                    240    $           149,231
                                         ===================    ===================    ===================    ===================

                                                     MULTISTRATEGY BOND
                                              NUMBER OF              CONTRACTS
                                              PREMIUMS               RECEIVED
   --------------------------------------------------------------------------------
   Outstanding October 31, 2003                           96    $           399,559
   Opened                                                971                642,850
   Closed                                               (301)              (237,521)
   Expired                                              (262)              (242,166)
                                         -------------------    -------------------
   Outstanding October 31, 2004                          504    $           562,722
                                         ===================    ===================

   Securities Lending

   The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent, State Street Bank and Trust Company ("State Street"), in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Cash collateral invested in money market funds is included in the Schedules of Investments. The collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of October 31, 2004, the value of outstanding securities on loan and the value of collateral amounted to as follows:

                               VALUE OF            VALUE OF
         FUNDS            SECURITIES ON LOAN    CASH COLLATERAL
----------------------------------------------------------------
Diversified Equity        $      54,517,923    $      55,809,377
Special Growth                  122,535,280          126,640,178
Quantitative Equity              55,114,387           56,217,139
International Securities        277,399,162          291,318,277
Emerging Markets                  7,403,532            7,550,607
Real Estate Securities           41,315,221           42,581,090
Short Duration Bond               7,969,390            8,126,808


                               VALUE OF            VALUE OF
         FUNDS            SECURITIES ON LOAN    CASH COLLATERAL
----------------------------------------------------------------
Diversified Bond          $     314,641,548    $     320,508,057
Multistrategy Bond              199,174,173          202,754,937
Tax-Managed Large Cap             2,004,551            2,061,392
Tax-Managed Mid & Small
  Cap                            34,453,361           35,268,598
Select Growth                     6,415,870            6,637,603
Select Value                     15,530,070           15,893,767

 250  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

   As of October 31, 2004, the cash collateral received for the securities on loan are invested as follows:

                                                 STATE STREET
                                              SECURITIES LENDING
         FUNDS            FRIC MONEY MARKET     QUALITY TRUST
----------------------------------------------------------------
Diversified Equity        $      22,298,445   $      33,510,932
Special Growth                   50,598,648          76,041,530
Quantitative Equity              22,461,365          33,755,774
International Securities        116,395,216         174,923,061
Emerging Markets                  3,016,819           4,533,788
Real Estate Securities           17,013,128          25,567,962
Short Duration Bond               3,247,038           4,879,770

                                                 STATE STREET
                                              SECURITIES LENDING
         FUNDS            FRIC MONEY MARKET     QUALITY TRUST
----------------------------------------------------------------
Diversified Bond          $     128,057,892   $     192,450,165
Multistrategy Bond               81,010,038         121,744,899
Tax-Managed Large Cap               823,622           1,237,770
Tax-Managed Mid & Small
  Cap                            14,091,447          21,177,151
Select Growth                     2,652,031           3,985,572
Select Value                      6,350,300           9,543,467

   As of October 31, 2004, the non-cash collateral received for the securities on loan in the following funds was:

                                              NON-CASH
                   FUNDS                  COLLATERAL VALUE     NON-CASH COLLATERAL HOLDING
   ------------------------------------------------------------------------------------------
   Special Growth                          $        6,133    Pool of US Government securities
   International Securities                        70,677    Pool of US Government securities
   Tax-Managed Mid & Small Cap                    103,851    Pool of US Government securities

4. RELATED PARTIES

   Advisor and Administrator

   FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company. Frank Russell Company researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

   The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives), in the Frank Russell Investment Company Money Market and Tax Free Money Market Funds (series of the Investment Company not presented herein). As of October 31, 2004, $1,054,513,743 of the Money Market Fund's net assets and $7,882,848 of the Tax Free Money Market Fund's net assets represents investments by these Funds and $401,905,372 of the Money Market Funds' net assets represents the investments of other affiliated Funds not presented herein.

                                              Notes to Financial Statements  251

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

   The advisory and administrative fees, which are based upon the average daily net assets of each Fund and the rates specified in the table below, are payable monthly and total $86,129,320 and $6,056,602 respectively, for the period ended October 31, 2004.

                                                    ANNUAL RATE
                   FUNDS                     ADVISOR       ADMINISTRATOR
   ----------------------------------------------------------------------
   Diversified Equity                           .73%             .05%
   Special Growth                               .90              .05
   Quantitative Equity                          .73              .05
   International Securities                     .90              .05
   Emerging Markets                            1.15              .05
   Real Estate Securities                       .80              .05
   Short Duration Bond                          .45              .05
   Diversified Bond                             .40              .05
   Multistrategy Bond                           .60              .05
   Tax Exempt Bond                              .30              .05
   Tax-Managed Large Cap                        .70              .05
   Tax-Managed Mid & Small Cap                  .98              .05
   Select Growth                                .80              .05
   Select Value                                 .70              .05

   The Advisor has contractually agreed to waive up to the full amount of its 1.03% combined advisory and administrative fees for the Tax-Managed Mid & Small Cap Fund, and to reimburse the Fund to the extent that Fund level expenses exceed 1.20% of the Fund's average daily net assets on an annual basis at least until February 28, 2005. Fund level expenses do not include administrative fees, 12b-1 fees, or shareholder servicing fees. The total amount of the waiver for the period ended October 31, 2004 was $112,624. There were no reimbursements for the period ended October 31, 2004.

   From November 1, 2003 through February 29, 2004 the advisor has contractually agreed to waive up to the full amount of its 0.50% combined advisory and administrative fees for the Short Duration Bond Fund, and to reimburse the Fund to the extent that Fund level expenses exceed 0.52% of the Fund's average daily net assets on an annual basis. The total amount of the waiver for that period was $293,361. There were no reimbursements for that period.

   For the Select Growth Fund, the Advisor has contractually agreed to waive up to the full amount of its transfer agency fees, administrative fees, and advisory fees to the extent that expenses for Class C, Class E, Class I and Class S exceed 2.25%, 1.40%, 0.95% and 1.15%, respectively, of the average daily net assets of each such class on an annual basis at least until February 28, 2005. If a waiver of advisory fees is required for any class of shares of the Fund, advisory fees will be waived equally across all classes of the Fund. This may result in a waiver amount that is greater than what is required to reduce total net operating expense for Class C, Class E, Class I and Class S to 2.25%, 1.40%, 0.95% and 1.15%, respectively. The total amount of the waiver for the period ended October 31, 2004 was $222,874. There were no reimbursements for the period ended October 31, 2004.

   For the Select Value Fund, the Advisor has contractually agreed to waive up to the full amount of its transfer agency fees, administrative fees, and advisory fees to the extent that expenses for Class C, Class E, Class I and Class S exceed 2.25%, 1.40%, 0.95% and 1.15%, respectively, of the average daily net assets of each such class on an annual basis at least until February 28, 2005. If a waiver of advisory fees is required for any class of shares of the Fund, advisory fees will be waived equally across all classes of the Fund. This may result in a waiver amount that is greater than what is required to reduce total net operating expense for Class C, Class E, Class I and Class S to 2.25%, 1.40%, 0.95% and 1.15%, respectively. The total amount of the waiver for the period ended October 31, 2004 was $13,123. There were no reimbursements for the period ended October 31, 2004.

   The advisor does not have the ability to recover amounts waived or reimbursed from previous periods.

   Special Service Charge

   A special servicing agreement was entered into in February 1999 by the Advisor and approved annually by the Funds' Board of Trustees. The special servicing agreement is between the Fund of Funds (a group of five LifePoints Funds and the Tax-Managed

 252  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

   Global Equity Fund which invest in a combination of Class S shares of the Investment Company's portfolios) and the Funds listed below, the "Underlying Funds" in which the Fund of Funds invest. In accordance with the special servicing agreement, expenses from the operation of the Fund of Funds are borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by the Fund of Funds. No Underlying Funds will be charged expenses that exceed the estimated savings to each respective Underlying Fund. These estimated savings appear in the form of reduced transfer agent costs resulting from the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Funds. Rather than having each investor open a shareholder account to invest individually in the Underlying Funds, the Fund of Funds act as omnibus account combining thousands of individual shareholder accounts into a single account. This benefits the Underlying Funds, by reducing the number of shareholder accounts that need to be maintained, and by the omnibus accounts' netting out the trades of individual shareholders to a point where the Fund of Funds only execute one trade each day with each Underlying Fund. In the event that the financial benefits to the Underlying Funds do not exceed aggregate expenses of any Fund of Fund, the Advisor will reimburse the respective Underlying Funds. The Advisor does not have the ability to recover amounts reimbursed from previous periods.

   For the period ended October 31, 2004, the special servicing expense charged to the Underlying Funds amounted to:

                                      AMOUNT
        UNDERLYING FUNDS               PAID
------------------------------------------------
Diversified Equity                $    1,498,059
Special Growth                           331,141
Quantitative Equity                    1,516,064
International Securities               1,351,557
Emerging Markets                         247,256
Real Estate Securities                   427,140

                                      AMOUNT
        UNDERLYING FUNDS               PAID
------------------------------------------------
Short Duration Bond               $      762,085
Diversified Bond                       1,004,318
Multistrategy Bond                     1,011,886
Tax-Managed Large Cap                     90,022
Tax-Managed Mid & Small Cap               27,235

   For the period ended October 31, 2004, the Advisor reimbursement to the Underlying Funds amounted to:

                                         AMOUNT
           UNDERLYING FUNDS               PAID
   ------------------------------------------------
   Quantitative Equity               $          471
   International Securities                     942
   Emerging Markets                             235
   Tax-Managed Large Cap                      2,355
   Tax-Managed Mid & Small Cap                  707

   Custodian

   The Funds have entered into arrangements with their Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the period ended October 31, 2004 the Fund's custodian fees were reduced by the following amounts under these arrangements:

                                      AMOUNT
             FUNDS                     PAID
------------------------------------------------
Diversified Equity                $        1,671
Special Growth                             1,171
Quantitative Equity                          641
International Securities                   1,610
Emerging Markets                           1,663
Real Estate Securities                       561
Short Duration Bond                        6,194

                                      AMOUNT
             FUNDS                     PAID
------------------------------------------------
Diversified Bond                  $       13,124
Multistrategy Bond                        21,970
Tax Exempt Bond                              330
Tax-Managed Large Cap                         65
Tax-Managed Mid & Small Cap                  232
Select Growth                                394
Select Value                                 425

   The advisor reimbursed the Emerging Markets Fund for an allocation of a sub-advisor fee that was credited to the Advisor rather than the Fund. The amount of the reimbursement was $200,190.

                                              Notes to Financial Statements  253

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

   The Advisor waived a portion of its advisory fee for the following Funds to provide the benefit of brokerage commission rebates from a non-affiliated broker to these Funds in the following amounts:

                                      AMOUNT
             FUNDS                     PAID
------------------------------------------------
Diversified Equity                $      139,633
Special Growth                             4,198
Quantitative Equity                           66

                                      AMOUNT
             FUNDS                     PAID
------------------------------------------------
Real Estate Securities            $        8,335
Select Growth                                432
Select Value                                 150

   Analytic services

   Fees for analytic services provided to the Funds are paid or accrued to Russell/Mellon Analytical Services, an affiliate of the Investment Company. Russell/Mellon Analytical Services provides TruVP System to the Funds, pursuant to a written Service Agreement. The TruVP System provides analytics used by the investment department. Total fees for the Funds reported herein for the period ended October 31, 2004 were $92,533. Effective June 1, 2004, the Funds discontinued paying Russell/Mellon Analytical Services for use of the TruVP System and FRIMCo has agreed to pay these fees going forward.

   Transfer agent

   The Investment Company has a contract with FRIMCo to provide transfer agent services to the Funds. Total fees for the Funds reported herein for the period ended October 31, 2004 were $12,204,233.
   In addition, FRIMCo has contractually agreed to waive a portion of its transfer agency fees to the extent that those fees would affect "Other Expenses" of certain Funds by one basis point or more. The total transfer agent fee waivers for the period ended October 31, 2004 were as follows:

                                               TA FEE
                   FUNDS                   WAIVER AMOUNT
   -------------------------------------------------------
   Select Growth                          $         37,807
   Select Value                                     12,973

   Distributor and Shareholder Servicing

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of FRIMCo, or any Selling Agents, as defined in the Plan, for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class C shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.75% of the average daily net assets of a Fund's Class C shares on an annual basis.

   In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Funds may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class E and Class C shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class E and Class C shares on an annual basis.

   Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the asset-based sales charges on Shares of the Funds may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed at the class level of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by the NASD.

 254  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

   Brokerage commissions

   The Funds may effect portfolio transactions through Frank Russell Securities, Inc., an affiliate of the Advisor, when a money manager determines that the Fund will receive competitive execution, price, and commissions. Amounts retained by Frank Russell Securities, Inc. for the period ended October 31, 2004 were as follows:

                 FUNDS                    AMOUNT
   -------------------------------------------------
   Diversified Equity                 $       90,848
   Special Growth                             43,430
   Quantitative Equity                           888
   International Securities                  176,530
   Emerging Markets                           89,868

                 FUNDS                    AMOUNT
   -------------------------------------------------
   Real Estate Securities             $       23,889
   Tax-Managed Large Cap                      23,202
   Tax-Managed Mid & Small Cap                 6,805
   Select Growth                              10,423
   Select Value                               26,933

   Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Advisor.

   Accrued fees payable to affiliates as of October 31, 2004 were as follows:

                                                                                               INTERNATIONAL
                                DIVERSIFIED EQUITY    SPECIAL GROWTH    QUANTITATIVE EQUITY      SECURITIES
   -----------------------------------------------------------------------------------------------------------
   Advisory Fees                 $      1,262,025    $        591,214    $      1,332,667     $      1,337,615
   Administration Fees                    123,406              41,601             128,301              108,035
   Analytic Services                           --               3,237                  15                8,835
   Distribution Fees                       59,632              30,084              61,657               50,410
   Shareholder Servicing Fees              29,438              16,774              30,673               24,769
   Transfer Agent Fees                    343,297             244,409             373,807              321,055
                                 ----------------    ----------------    ----------------     ----------------
                                        1,817,798             927,319           1,927,120            1,850,719
                                 ================    ================    ================     ================

                                                        REAL ESTATE       SHORT DURATION
                                   EMERGING MARKETS      SECURITIES            BOND         DIVERSIFIED BOND   MULTISTRATEGY BOND
   ------------------------------------------------------------------------------------------------------------------------------
   Advisory Fees                   $        556,221   $        830,222   $        442,326   $        441,789    $        683,054
   Administration Fees                       30,155             62,528             75,573             81,833              82,634
   Analytic Services                             48                 52                 --                 --                  --
   Distribution Fees                         12,824             37,875             24,592             29,597              33,860
   Shareholder Servicing Fees                 7,224             18,608             13,096             18,994              17,881
   Transfer Agent Fees                      217,932            320,511            170,164            208,216             214,741
                                   ----------------   ----------------   ----------------   ----------------    ----------------
                                            824,404          1,269,796            725,751            780,429           1,032,170
                                   ================   ================   ================   ================    ================

                                                          TAX MANAGED        TAX MANAGED
                                     TAX EXEMPT BOND       LARGE CAP       MID & SMALL CAP     SELECT GROWTH       SELECT VALUE
   ------------------------------------------------------------------------------------------------------------------------------
   Advisory Fees                     $         50,881   $        212,658   $        183,020   $         79,455   $        170,002
   Administration Fees                          8,469             17,405              6,309              4,939             12,132
   Analytic Services                                3                361                 56                327                 --
   Distribution Fees                            6,947              8,561              3,809              3,559             10,188
   Shareholder Servicing Fees                   3,696              4,108              1,523              2,375              5,287
   Transfer Agent Fees                         20,453             50,488             32,374              7,601             90,094
                                     ----------------   ----------------   ----------------   ----------------   ----------------
                                               90,449            293,581            227,091             98,256            287,703
                                     ================   ================   ================   ================   ================

   Board of Trustees

   The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 30 Funds, and Russell Investment Funds ("RIF"), which has 5 Funds. Each of the Trustees is a Trustee for both FRIC and RIF. The Russell Fund Complex pays each of its Trustees not affiliated with FRIMCo a retainer of $52,000 per year, $5,000 for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each Joint Audit Committee meeting or Nominating and Governance Committee meeting attended in person. The Trustee will receive a $500 fee for

                                              Notes to Financial Statements  255

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

   attending the meetings by phone instead of receiving the full fee had the member attended in person. Out of pocket expenses are also paid by the Russell Fund Complex. The Lead Trustee is paid a fee of $10,000 per year, and each Committee Chair is paid a fee of $6,000 per year.

5. FEDERAL INCOME TAXES

   At October 31, 2004, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                   FUNDS                      10/31/07           10/31/08           10/31/09           10/31/10
   ----------------------------------------------------------------------------------------------------------------
   Diversified Equity                     $             --   $             --   $             --   $    101,420,004
   Special Growth                                       --                 --                 --                 --
   Quantitative Equity                                  --                 --                 --         27,832,702
   International Securities                             --                 --                 --         77,156,255
   Emerging Markets                                     --                 --         55,313,580         24,430,000
   Real Estate Securities                               --                 --                 --                 --
   Short Duration Bond                                  --                 --                 --                 --
   Diversified Bond                                     --                 --                 --                 --
   Multistrategy Bond                                   --                 --                 --                 --
   Tax Exempt Bond                                      --            959,198                 --                 --
   Tax-Managed Large Cap                                --         10,228,116         40,037,533         59,069,223
   Tax-Managed Mid & Small Cap                          --                 --          3,502,465         14,180,832
   Select Growth                                        --                 --         10,693,422         14,206,106
   Select Value                                 13,798,385            451,724          2,362,680            362,611

                   FUNDS                      10/31/11           10/31/12            TOTALS
   ---------------------------------------------------------------------------------------------
   Diversified Equity                     $      7,188,070   $             --   $    108,608,074
   Special Growth                                       --                 --                 --
   Quantitative Equity                           9,012,101                 --         36,844,803
   International Securities                     28,103,645                 --        105,259,900
   Emerging Markets                                     --                 --         79,743,580
   Real Estate Securities                               --                 --                 --
   Short Duration Bond                                  --                 --                 --
   Diversified Bond                                     --                 --                 --
   Multistrategy Bond                                   --                 --                 --
   Tax Exempt Bond                                      --            357,343          1,316,541
   Tax-Managed Large Cap                                --                 --        109,334,872
   Tax-Managed Mid & Small Cap                          --                 --         17,683,297
   Select Growth                                   263,497                 --         25,163,025
   Select Value                                         --                 --         16,975,400

   Select Value Fund had a capital loss carryforward of $16,975,400 that it acquired from the Equity Income Fund and Equity III Fund of which $13,798,385, $451,724, $2,362,680, and $362,611 will expire on October 31 of the years 2007, 2008, 2009 and 2010, respectively. This capital loss carryforward can be utilized at a pace of up to $5,101,116 each year with any unused capital loss annual limitation carried over to each succeeding year or until its respective expiration dates, whichever occurs first.

 256  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

   At October 31, 2004, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

                                                                                               INTERNATIONAL
                                DIVERSIFIED EQUITY    SPECIAL GROWTH    QUANTITATIVE EQUITY      SECURITIES
   -----------------------------------------------------------------------------------------------------------
   Cost of Investments           $  1,950,604,833    $    791,456,977    $  2,018,742,445     $  1,823,187,333
                                 ================    ================    ================     ================
   Unrealized Appreciation            214,747,681         140,817,702         289,312,435          276,206,873
   Unrealized Depreciation            (30,242,660)        (20,071,866)        (49,262,625)         (31,115,108)
                                 ----------------    ----------------    ----------------     ----------------
   Net Unrealized Appreciation
      (Depreciation)             $    184,505,021    $    120,745,836    $    240,049,810     $    245,091,765
                                 ================    ================    ================     ================
   Undistributed Ordinary
      Income                     $        620,816    $     35,766,010    $        707,822     $     28,326,900
   Undistributed Long-Term
      Capital Gains (Capital
      Loss Carryforward)         $   (108,608,074)   $     61,142,710    $    (36,844,803)    $   (105,259,900)
   Tax Composition of
      Distributions:
   Ordinary Income               $      9,487,660    $            224    $     11,986,194     $     28,114,506
   Long-Term Capital Gains       $             --    $     18,174,725    $             --     $             --
   Tax Return of Capital         $             --    $             --    $             --     $             --

                                                        REAL ESTATE       SHORT DURATION
                                   EMERGING MARKETS      SECURITIES            BOND         DIVERSIFIED BOND   MULTISTRATEGY BOND
   ------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments             $    472,595,898   $    902,752,037   $  1,227,418,405   $  1,833,021,038    $  1,795,259,632
                                   ================   ================   ================   ================    ================
   Unrealized Appreciation              121,748,711        398,228,860          4,539,773         21,548,051          29,015,592
   Unrealized Depreciation              (10,929,591)          (557,934)        (3,742,281)        (3,167,876)         (2,779,797)
                                   ----------------   ----------------   ----------------   ----------------    ----------------
   Net Unrealized Appreciation
      (Depreciation)               $    110,819,120   $    397,670,926   $        797,492   $     18,380,175    $     26,235,795
                                   ================   ================   ================   ================    ================
   Undistributed Ordinary Income   $      9,810,839   $     18,314,758   $      1,875,943   $      2,607,778    $     12,762,986
   Undistributed Long-Term
      Capital Gains (Capital Loss
      Carryforward)                $    (79,743,580)  $     87,795,647   $        806,070   $      7,004,164    $      7,851,728
   Tax Composition of
      Distributions:
   Ordinary Income                 $     11,815,108   $     42,128,853   $     20,100,202   $     44,293,687    $     46,376,168
   Long-Term Capital Gains         $             --   $        212,594   $             --   $     11,068,668    $      3,254,751
   Tax Return of Capital           $             --   $             --   $             --   $             --    $             --

                                                          TAX-MANAGED        TAX-MANAGED
                                     TAX EXEMPT BOND       LARGE CAP       MID & SMALL CAP     SELECT GROWTH       SELECT VALUE
   ------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments               $    192,838,697   $    287,995,566   $    151,042,943   $    117,966,608   $    287,563,096
                                     ================   ================   ================   ================   ================
   Unrealized Appreciation                  7,699,223         78,106,286         16,260,928         13,681,472         33,047,804
   Unrealized Depreciation                   (192,920)        (2,039,796)        (1,744,359)        (2,519,946)        (3,950,437)
                                     ----------------   ----------------   ----------------   ----------------   ----------------
   Net Unrealized Appreciation
      (Depreciation)                 $      7,506,303   $     76,066,490   $     14,516,569   $     11,161,526   $     29,097,367
                                     ================   ================   ================   ================   ================
   Undistributed Ordinary Income     $        399,734   $      1,622,603   $             --   $             --   $        246,922
   Undistributed Long-Term Capital
      Gains (Capital Loss
      Carryforward)                  $     (1,316,541)  $   (109,334,872)  $    (17,683,297)  $    (25,163,025)  $         91,075
   Tax Composition of
      Distributions:
   Ordinary Income                   $      5,995,967   $      1,666,504   $             --   $             --   $      2,059,405
   Long-Term Capital Gains           $             --   $             --   $             --   $             --   $             --
   Tax Return of Capital             $             --   $             --   $             --   $             --   $             --

                                              Notes to Financial Statements  257

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands)

   Share transactions for the period ended October 31, 2004 and the year ended October 31, 2003 were as follows:

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2004                2003                2004                2003
   DIVERSIFIED EQUITY                             -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                               1,067                 918   $          40,591   $          29,738
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                   1
      Payments for shares redeemed                             (390)               (254)            (14,807)             (8,024)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)                             677                 664              25,784              21,715
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 430                 324              16,840              10,798
      Proceeds from reinvestment of
         distributions                                            3                   3                 100                  84
      Payments for shares redeemed                             (212)               (166)             (8,287)             (5,479)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)                             221                 161               8,653               5,403
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                              16,792              15,421             654,907             508,916
      Proceeds from reinvestment of
         distributions                                          105                  99               4,125               3,277
      Payments for shares redeemed                           (6,913)             (7,870)           (271,038)           (256,567)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 9,984               7,650             387,994             255,626
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                              10,882               8,475   $         422,431   $         282,744
                                                  =================   =================   =================   =================

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2004                2003                2004                2003
   SPECIAL GROWTH                                 -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 385                 336   $          18,776   $          12,846
      Proceeds from reinvestment of
         distributions                                           22                  --               1,039                  --
      Payments for shares redeemed                             (227)               (116)            (10,972)             (4,329)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   180                 220               8,843               8,517
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 416                 144              20,969               5,861
      Proceeds from reinvestment of
         distributions                                            9                  --                 445                  --
      Payments for shares redeemed                             (143)               (144)             (7,150)             (6,167)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   282                  --              14,264                (306)
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               4,368               4,627             226,455             184,124
      Proceeds from reinvestment of
         distributions                                          223                  --              11,203                  --
      Payments for shares redeemed                           (3,844)             (6,750)           (200,670)           (274,424)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   747              (2,123)             36,988             (90,300)
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               1,209              (1,903)  $          60,095   $         (82,089)
                                                  =================   =================   =================   =================

 258  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2004                2003                2004                2003
   QUANTITATIVE EQUITY                            -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                               1,244               1,057   $          41,854   $          30,240
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  10
      Payments for shares redeemed                             (421)               (304)            (14,144)             (8,469)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   823                 753              27,710              21,781
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 417                 410              14,350              11,848
      Proceeds from reinvestment of
         distributions                                            5                   4                 173                 110
      Payments for shares redeemed                             (189)               (212)             (6,517)             (6,243)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   233                 202               8,006               5,715
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                              19,903              18,665             684,881             541,077
      Proceeds from reinvestment of
         distributions                                          156                 145               5,367               4,204
      Payments for shares redeemed                           (9,164)            (10,800)           (316,481)           (308,827)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                10,895               8,010             373,767             236,454
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                              11,951               8,965   $         409,483   $         263,950
                                                  =================   =================   =================   =================

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2004                2003                2004                2003
   INTERNATIONAL SECURITIES                       -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 719                 687   $          37,388   $          27,986
      Proceeds from reinvestment of
         distributions                                           15                   3                 743                 121
      Payments for shares redeemed                             (223)               (286)            (11,610)            (11,309)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   511                 404              26,521              16,798
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 238                 339              12,850              13,969
      Proceeds from reinvestment of
         distributions                                           10                   4                 526                 174
      Payments for shares redeemed                              (98)               (231)             (5,275)             (9,667)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   150                 112               8,101               4,476
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                              10,417              10,820             560,800             453,336
      Proceeds from reinvestment of
         distributions                                          235                 147              12,187               5,776
      Payments for shares redeemed                           (5,939)             (5,597)           (321,616)           (234,559)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 4,713               5,370             251,371             224,553
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               5,374               5,886   $         285,993   $         245,827
                                                  =================   =================   =================   =================

                                              Notes to Financial Statements  259

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2004                2003                2004                2003
   EMERGING MARKETS                               -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 743               1,750   $           8,601   $          14,145
      Proceeds from reinvestment of
         distributions                                           27                  --                 295                  --
      Payments for shares redeemed                             (289)             (1,316)             (3,350)            (10,531)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   481                 434               5,546               3,614
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 444                 919               5,367               7,634
      Proceeds from reinvestment of
         distributions                                           22                   1                 254                  10
      Payments for shares redeemed                             (244)               (921)             (2,940)             (7,838)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   222                  (1)              2,681                (194)
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                              15,089              13,237             180,417             110,203
      Proceeds from reinvestment of
         distributions                                          638                 112               7,205                 885
      Payments for shares redeemed                           (8,459)            (13,605)           (101,760)           (115,494)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 7,268                (256)             85,862              (4,406)
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               7,971                 177   $          94,089   $            (986)
                                                  =================   =================   =================   =================

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2004                2003                2004                2003
   REAL ESTATE SECURITIES                         -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 648                 471   $          24,331   $          14,334
      Proceeds from reinvestment of
         distributions                                           36                  29               1,425                 873
      Payments for shares redeemed                             (233)               (127)             (8,932)             (3,737)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   451                 373              16,824              11,470
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 314                 202              12,184               6,382
      Proceeds from reinvestment of
         distributions                                           21                  19                 829                 585
      Payments for shares redeemed                             (145)               (134)             (5,628)             (4,089)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   190                  87               7,385               2,878
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               7,890               8,676             300,908             266,549
      Proceeds from reinvestment of
         distributions                                          631                 746              25,106              22,895
      Payments for shares redeemed                           (5,898)             (7,603)           (227,399)           (229,269)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 2,623               1,819              98,615              60,175
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               3,264               2,279   $         122,824   $          74,523
                                                  =================   =================   =================   =================

 260  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2004                2003                2004                2003
   SHORT DURATION BOND                            -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 939               2,032   $          17,894   $          38,752
      Proceeds from reinvestment of
         distributions                                           15                  22                 293                 412
      Payments for shares redeemed                           (1,127)               (721)            (21,451)            (13,733)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                  (173)              1,333              (3,264)             25,431
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 411                 659               7,864              12,587
      Proceeds from reinvestment of
         distributions                                           17                  21                 319                 397
      Payments for shares redeemed                             (277)               (537)             (5,285)            (10,255)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   151                 143               2,898               2,729
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                              22,446              33,169             428,176             632,686
      Proceeds from reinvestment of
         distributions                                          508                 611               9,675              11,625
      Payments for shares redeemed                          (13,721)            (15,043)           (261,930)           (287,186)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 9,233              18,737             175,921             357,125
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               9,211              20,213   $         175,555   $         385,285
                                                  =================   =================   =================   =================

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2004                2003                2004                2003
   DIVERSIFIED BOND                               -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 787                 700   $          19,032   $          17,196
      Proceeds from reinvestment of
         distributions                                           60                  48               1,438               1,156
      Payments for shares redeemed                             (451)               (361)            (10,947)             (8,833)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   396                 387               9,523               9,519
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 663                 750              16,074              18,440
      Proceeds from reinvestment of
         distributions                                           69                  58               1,674               1,421
      Payments for shares redeemed                             (354)               (501)             (8,570)            (12,285)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   378                 307               9,178               7,576
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                              18,971              20,002             449,420             480,706
      Proceeds from reinvestment of
         distributions                                          823                 952              19,405              22,638
      Payments for shares redeemed                           (9,239)            (12,585)           (218,477)           (303,165)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                10,555               8,369             250,348             200,179
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                              11,329               9,063   $         269,049   $         217,274
                                                  =================   =================   =================   =================

                                              Notes to Financial Statements  261

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2004                2003                2004                2003
   MULTISTRATEGY BOND                             -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                               2,363               1,666   $          24,666   $          17,358
      Proceeds from reinvestment of
         distributions                                          140                  57               1,455                 590
      Payments for shares redeemed                             (917)               (720)             (9,601)             (7,482)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,586               1,003              16,520              10,466
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                               1,164                 938              12,178               9,804
      Proceeds from reinvestment of
         distributions                                          100                  41               1,046                 421
      Payments for shares redeemed                             (281)               (388)             (2,937)             (4,023)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   983                 591              10,287               6,202
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                              49,689              40,061             520,355             419,242
      Proceeds from reinvestment of
         distributions                                        1,718               1,056              17,900              10,872
      Payments for shares redeemed                          (14,788)            (16,456)           (154,717)           (170,784)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                36,619              24,661             383,538             259,330
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                              39,188              26,255   $         410,345   $         275,998
                                                  =================   =================   =================   =================

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2004                2003                2004                2003
   TAX EXEMPT BOND                                -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 248                 212   $           5,453   $           4,651
      Proceeds from reinvestment of
         distributions                                            9                   9                 207                 208
      Payments for shares redeemed                             (171)               (152)             (3,757)             (3,348)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    86                  69               1,903               1,511
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 121                 156               2,664               3,434
      Proceeds from reinvestment of
         distributions                                            9                   8                 201                 181
      Payments for shares redeemed                             (101)               (129)             (2,210)             (2,851)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    29                  35                 655                 764
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               4,071               2,197              89,463              48,457
      Proceeds from reinvestment of
         distributions                                          212                 211               4,645               4,639
      Payments for shares redeemed                           (2,430)             (2,623)            (53,265)            (57,874)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,853                (215)             40,843              (4,778)
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               1,968                (111)  $          43,401   $          (2,503)
                                                  =================   =================   =================   =================

 262  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2004                2003                2004                2003
   TAX-MANAGED LARGE CAP                          -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 319                 189   $           5,153   $           2,569
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                             (182)               (136)             (2,945)             (1,843)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   137                  53               2,208                 726
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 102                 130               1,689               1,846
      Proceeds from reinvestment of
         distributions                                            1                   1                  17                  18
      Payments for shares redeemed                              (59)                (25)               (971)               (320)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    44                 106                 735               1,544
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               4,291               6,995              70,925              93,132
      Proceeds from reinvestment of
         distributions                                           90                 198               1,429               2,561
      Payments for shares redeemed                           (4,253)            (13,997)            (69,749)           (187,747)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   128              (6,804)              2,605             (92,054)
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                                 309              (6,645)  $           5,548   $         (89,784)
                                                  =================   =================   =================   =================

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2004                2003                2004                2003
   TAX-MANAGED MID & SMALL CAP                    -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 212                 193   $           2,098   $           1,496
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                             (157)               (138)             (1,544)             (1,050)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    55                  55                 554                 446
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                  49                  83                 505                 638
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                              (16)               (117)               (167)               (975)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    33                 (34)                338                (337)
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               2,549               5,313              25,974              41,254
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                           (2,031)             (5,570)            (20,759)            (42,919)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   518                (257)              5,215              (1,665)
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                                 606                (236)  $           6,107   $          (1,556)
                                                  =================   =================   =================   =================

                                              Notes to Financial Statements  263

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2004                2003                2004                2003
   SELECT GROWTH                                  -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 552                 289   $           3,849   $           1,782
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                             (161)                (69)             (1,128)               (379)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   391                 220               2,721               1,403
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 213                 238               1,533               1,575
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                              (92)                (77)               (658)               (458)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   121                 161                 875               1,117
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                               4,627               1,424              33,510               8,243
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                             (784)               (309)             (5,601)             (1,742)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 3,843               1,115              27,909               6,501
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               3,538               2,268              25,490              13,901
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                           (2,318)               (843)            (16,889)             (4,812)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,220               1,425               8,601               9,089
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               5,575               2,921   $          40,106   $          18,110
                                                  =================   =================   =================   =================

 264  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2004                2003                2004                2003
   SELECT VALUE                                   -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 836                 395   $           8,118   $           2,973
      Shares issued in connection with
         acquisition of Equity Income Fund                       --                 523                  --               4,583
      Proceeds from reinvestment of
         distributions                                            1                  --                   8                   2
      Payments for shares redeemed                             (290)                (85)             (2,835)               (668)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   547                 833               5,291               6,890
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 164                 382               1,610               3,038
      Shares issued in connection with
         acquisition of Equity Income Fund                       --                 144                  --               1,273
      Proceeds from reinvestment of
         distributions                                            5                   4                  45                  29
      Payments for shares redeemed                             (136)               (114)             (1,345)               (974)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    33                 416                 310               3,366
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                               4,468               1,054              44,188               6,240
      Shares issued in connection with
         acquisition of Equity Income Fund                       --               4,359                  --              38,574
      Proceeds from reinvestment of
         distributions                                           75                  33                 740                 267
      Payments for shares redeemed                           (2,833)             (1,936)            (27,980)            (14,535)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,710               3,510              16,948              30,546
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               6,828               4,346              67,750              32,482
      Shares issued in connection with
         acquisition of Equity Income Fund                       --               7,103                  --              62,787
      Proceeds from reinvestment of
         distributions                                          110                  42               1,084                 339
      Payments for shares redeemed                           (4,241)             (1,581)            (41,771)            (13,117)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 2,697               9,910              27,063              82,491
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               4,987              14,669   $          49,612   $         123,293
                                                  =================   =================   =================   =================

7. LINE OF CREDIT

   Each of the Funds of the Investment Company share in a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Funds are charged an annual commitment fee of .125% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Funds. Interest is calculated at the Federal Fund Rate plus .50% annually. The Funds may borrow up to a maximum of 33.33% of the value of their net assets under the agreement. The agreement will expire December 22, 2004 and will be reviewed at such time for possible renewal. The Funds did not have any drawdowns for the period ended October 31, 2004.

                                              Notes to Financial Statements  265

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

8. BENEFICIAL INTEREST

   As of October 31, 2004, the following table includes shareholders with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

                                           # OF SHAREHOLDERS             %
   --------------------------------------------------------------------------------
   Diversified Equity                              3                   46.0
   Special Growth                                  2                   30.3
   Quantitative Equity                             3                   44.9
   International Securities                        3                   48.4
   Emerging Markets                                3                   48.0
   Real Estate Securities                          1                   21.8
   Short Duration Bond                             3                   64.1
   Diversified Bond                                2                   50.9
   Multistrategy Bond                              3                   68.0
   Tax Exempt Bond                                 1                   41.1
   Tax-Managed Large Cap                           2                   51.8
   Tax-Managed Mid & Small Cap                     1                   52.6
   Select Growth                                   2                   61.6
   Select Value                                    2                   46.5

9. ILLIQUID & RESTRICTED SECURITIES

   A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Illiquid and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees. Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act. Such restricted securities are not subject to the 15% limitation if the Adviser, under supervision of the Board of Trustees, determines that a liquid trading market exists.

   Illiquid Securities

                                                                  PRINCIPAL                            COST         MARKET VALUE
   FUND - % OF NET ASSETS                       ACQUISITION         AMOUNT       COST PER UNIT        (000)            (000)
   SECURITIES                                       DATE          OR SHARES            $                $                $
   ------------------------------------------------------------------------------------------------------------------------------
   International Securities Fund - 0.0%
   Sons of Gwalia, Ltd.                              02/28/03           34,800             2.07               72               --
                                                                                                                   --------------
   Multistrategy Bond Fund - 0.0%
   GT Group Telecom, Inc. 2010 Warrant               01/27/00              676            48.53               33               --
                                                                                                                   --------------

   Pursuant to guidelines established by the Board of Trustees, the Adviser has determined that a liquid trading market exists for the following restricted securities held as of October 31, 2004:

   Restricted Securities (144A)

                                                                  PRINCIPAL                            COST         MARKET VALUE
   FUND - % OF NET ASSETS                       ACQUISITION         AMOUNT       COST PER UNIT        (000)            (000)
   SECURITIES                                       DATE          OR SHARES            $                $                $
   ------------------------------------------------------------------------------------------------------------------------------
   Diversified Bond Fund - 3.6%
   ABSC Manufactured Housing Contract                03/02/04          890,000            83.14              740              669
   ABSC NIMs Trust                                   11/04/03          356,471            98.68              352              358
   ABSC NIMs Trust                                   07/30/04          312,482            99.61              311              312
   Anthracite CDO I, Ltd.                            03/16/04          685,000            99.99              685              686
   Arcap Reit, Inc.                                  09/21/04          460,000           101.00              465              466

 266  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

                                                                  PRINCIPAL                            COST         MARKET VALUE
   FUND - % OF NET ASSETS                       ACQUISITION         AMOUNT       COST PER UNIT        (000)            (000)
   SECURITIES                                       DATE          OR SHARES            $                $                $
   ------------------------------------------------------------------------------------------------------------------------------
   Argent NIM Trust                                  03/04/04          244,683           100.00              245              244
   Asset Backed Funding Corp. NIM Trust              08/22/03          136,683           100.00              137              137
   BAE Systems Holdings, Inc.                        12/28/01          920,000           101.25              931            1,032
   Cadbury Schweppes US Finance LLC                  09/22/03        1,005,000            99.77            1,003            1,012
   Centaur Funding Corp.                             03/07/02          390,000             1.07              417              511
   Chalet Finance PLC                                10/08/03        1,070,000           100.00            1,070            1,071
   Chase Funding Net Interest Margin                 06/05/03           21,783            99.89               22               22
   Chase Funding Net Interest Margin                 06/25/03           98,502            99.89               98               99
   Chase Funding Net Interest Margin                 09/26/03           45,296            99.88               45               45
   Citigroup, Inc.                                   10/27/04        3,545,000           101.60            3,602            3,597
   Countrywide Asset-Backed Certificates             11/20/03          163,302            99.89              163              164
   Credit-Based Asset Servicing and
     Securitization CBO, Ltd.                        03/04/04        2,418,757           100.00            2,419            2,419
   Crest, Ltd.                                       11/25/03        1,655,000           100.00            1,655            1,721
   DG Funding Trust                                  11/04/03              103        10,537.13            1,085            1,107
   Dresdner Funding Trust I                          04/09/03          390,000           101.80              397              476
   Export-Import Bank Of Korea                       02/03/04          290,000            99.57              289              293
   First Franklin NIM Trust                          05/20/04          826,428           100.00              826              826
   First Franklin NIM Trust                          06/03/04          366,806           100.00              367              367
   First Franklin NIM Trust                          09/01/04        1,518,805           100.00            1,519            1,519
   Fremont NIM Trust                                 05/20/04          399,391           100.00              399              398
   G-Force CDO, Ltd.                                 12/08/03          750,000            99.99              750              772
   HVB Funding Trust I                               05/01/03          360,000            97.67              352              456
   IndyMac Loan Trust                                10/17/03          892,828           100.00              893              893
   IndyMac Loan Trust                                06/10/04        1,279,657           100.00            1,280            1,280
   Korea Electric Power Corp.                        04/20/04          145,000            98.45              143              148
   Long Beach Asset Holdings Corp.                   04/16/03           33,257           100.00               33               33
   Long Beach Asset Holdings Corp.                   07/31/03           50,079           100.00               50               50
   Mach One Trust Commercial Mortgage-Backed         07/12/04        1,480,000           100.99            1,495            1,535
   May Department Stores Co. (The)                   07/13/04          935,000            99.98              935              958
   May Department Stores Co. (The)                   07/13/04        1,455,000           100.02            1,455            1,521
   May Department Stores Co. (The)                   07/13/04          205,000            99.87              205              212
   Merrill Lynch Mortgage Investors, Inc.            01/12/04          229,612            99.75              229              231
   Merrill Lynch Mortgage Investors, Inc.            02/19/04          380,039            99.56              378              379
   Miller Brewing Co.                                08/06/03          285,000            99.33              283              299
   Miller Brewing Co.                                09/16/04        1,500,000           101.95            1,529            1,530
   Mizuho Financial Group Cayman, Ltd.               02/27/04          330,000            99.95              330              343
   Monumental Global Funding II                      02/04/03          320,000           100.00              320              327
   Morgan Stanley Capital I                          06/17/04        1,475,000           101.08            1,491            1,554
   Mound Financing PLC                               07/24/03        1,480,000           100.11            1,482            1,478
   Natexis Ambs Co. LLC                              06/24/98          270,000           108.79              294              310
   Newcastle CDO I, Ltd.                             03/11/04          870,000            99.94              869              857
   Novastar NIM Trust                                01/30/04          455,570           100.00              456              455
   Novastar NIM Trust                                07/20/04          597,615           100.00              598              595
   NPF XII, Inc.                                     05/29/02        1,825,000            92.45            1,687              128
   Option One Mortgage Securities Corp. NIM
     Trust                                           04/23/03          145,691           100.00              146              146
   Option One Mortgage Securities Corp. NIM
     Trust                                           12/08/03          345,033           100.00              345              345
   Paragon Mortgages PLC                             05/19/04          835,000           100.00              835              835
   Park Place Securities NIM Trust                   09/22/04          380,000           100.00              380              380
   Renaissance NIM Trust                             12/09/03          205,320           100.00              205              207

                                              Notes to Financial Statements  267

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

                                                                  PRINCIPAL                            COST         MARKET VALUE
   FUND - % OF NET ASSETS                       ACQUISITION         AMOUNT       COST PER UNIT        (000)            (000)
   SECURITIES                                       DATE          OR SHARES            $                $                $
   ------------------------------------------------------------------------------------------------------------------------------
   Renaissance NIM Trust                             06/25/04          517,656           100.00              518              518
   SACO I, Inc.                                      09/30/04        1,200,000           100.00            1,200            1,200
   Saxon Net Interest Margin Trust                   09/23/03          165,020           100.00              165              166
   Sharp SP I LLC Net Interest Margin Trust          02/13/04          195,090            99.99              195              196
   Simon Property Group, LP                          08/04/04        1,255,000            99.55            1,249            1,280
   Systems 2001 AT LLC                               03/08/02          232,818           101.98              237              252
   Telecom Italia Capital SA                         09/28/04          205,000            99.08              203              201
   Telecom Italia Capital SA                         10/08/04        3,220,000            97.08            3,126            3,165
   Telecom Italia Capital SA                         10/19/04          990,000            99.15              982              982
   Tenaska Alabama II Partners, LP                   10/09/03          265,558           100.13              266              280
   Wells Fargo Home Equity Trust                     09/23/04          425,000            99.99              425              425
   Zurich Capital Trust I                            07/11/00          865,000           105.95              917              981
   Zurich Capital Trust I                            01/10/03          600,000            95.09              571              680
                                                                                                                   --------------
                                                                                                                           48,134
                                                                                                                   ==============
   Emerging Markets Fund - 0.6%
   China Steel Corp.                                 10/17/03           38,530            15.03              579              763
   E.Sun Financial Holding Co., Ltd.                 09/24/04            6,000            14.50               87              102
   Hyundai Motor Co.                                 09/16/99           13,900            19.92              277              330
   KT&G Corp.                                        01/29/02           53,100             9.28              493              735
   La Cemento Nacional Ecuador                       07/24/96           10,500            12.67              133              366
   Samsung Electronics Co., Ltd.                     06/15/95           10,059             9.43               95            1,330
                                                                                                                   --------------
                                                                                                                            3,626
                                                                                                                   ==============
   Short Duration Bond Fund - 3.0%
   Alter Moneta Receivables LLC                      09/17/03        1,970,081           100.41            1,978            1,953
   Credit Suisse First Boston Mortgage               09/24/02        1,300,000            49.07              638              640
   DG Funding Trust                                  11/04/03              219        10,537.12            2,308            2,354
   GE Corporate Aircraft Financing LLC               10/05/04        1,000,000           100.00            1,000            1,000
   HBOS Treasury Services PLC                        09/11/03        1,000,000            99.85              999            1,007
   HBOS Treasury Services PLC                        01/06/04        3,400,000           100.02            3,401            3,405
   Hyundai Auto Receivables Trust                    09/18/02          640,257            99.99              640              641
   Metropolitan Life Global Funding I                07/19/04        1,500,000            99.95            1,499            1,516
   New York Life Global Funding                      02/23/04        2,500,000           100.00            2,500            2,500
   Nordstrom Private Label Credit Card Master
     Note Trust                                      05/01/02        3,500,000           103.86            3,635            3,622
   PBG Equipment Trust                               06/13/01        1,214,608           103.89            1,262            1,242
   Principal Life Global Funding I                   06/03/04        2,000,000           103.46            2,069            2,093
   Provident Auto Lease ABS Trust                    08/20/03          446,055           103.72              463              455
   Railcar Leasing L.L.C.                            06/11/03        1,000,000           117.82            1,178            1,119
   SACO I, Inc.                                      09/30/04        2,400,000           100.00            2,400            2,400
   SLM Student Loan Trust                            03/05/04        3,000,000           101.90            3,057            2,981
   Susquehanna Auto Lease Trust                      07/22/03          210,270           100.00              210              210
   Susquehanna Auto Lease Trust                      11/19/03        1,000,000            99.64              996              998
   TIAA Global Markets                               10/26/04        3,625,000           104.34            3,782            3,770
   USAA Capital Corp.                                09/29/04          595,000           103.46              616              612
   Verizon Wireless Capital LLC                      02/02/04        1,400,000            99.90            1,399            1,400
                                                                                                                   --------------
                                                                                                                           35,918
                                                                                                                   ==============
   Multistrategy Bond Fund - 4.2%
   AIG SunAmerica Global Financing VI                05/02/01          950,000           108.59            1,032            1,048
   Alliance Capital Funding LLC                      03/03/04          120,815           101.98              123              129

 268  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

                                                                  PRINCIPAL                            COST         MARKET VALUE
   FUND - % OF NET ASSETS                       ACQUISITION         AMOUNT       COST PER UNIT        (000)            (000)
   SECURITIES                                       DATE          OR SHARES            $                $                $
   ------------------------------------------------------------------------------------------------------------------------------
   America Movil SA de CV                            03/02/04               --               --               --               --
   America Movil SA de CV                            10/28/04          495,000            99.35              492              493
   Anthem Insurance Cos., Inc.                       08/29/00          290,000           106.14              308              355
   Ares Leveraged Investment Fund, LP                12/19/03          930,000            96.73              900              930
   Argent NIM Trust                                  12/09/03           97,322           100.00               97               97
   Arlington Street CDO, Ltd.                        06/04/03        1,815,635           102.63            1,863            1,949
   BAE Systems Holdings, Inc.                        12/28/01        1,875,000           103.42            1,939            2,102
   Bombardier Capital, Inc.                          05/27/04          915,000            99.67              912              912
   Canadian Oil Sands, Ltd.                          08/03/04          460,000            99.92              460              470
   Cendant Timeshare Receivables Funding LLC         05/18/04          453,071           100.00              453              453
   Centaur Funding Corp.                             03/07/02          750,000             1.13              847              983
   Centaur Funding Corp.                             11/25/02        1,000,000             1.03            1,034            1,311
   Chancellor/Triton CBO, Ltd.                       11/12/03          495,695            96.27              477              496
   Chase Funding Net Interest Margin                 12/10/03           92,878            99.87               93               93
   Citigroup, Inc.                                   02/13/02          785,000            89.56              703              796
   Countrywide Asset-Backed Certificates             02/25/04          274,009            99.67              273              275
   DG Funding Trust                                  11/04/03              191        10,537.13            2,013            2,053
   Dresdner Bank AG                                  07/27/04        1,020,000           103.02            1,051            1,127
   Dresdner Funding Trust I                          04/09/03          755,000           103.64              782              922
   E*Trade Financial Corp.                           10/01/04          265,000           103.97              276              280
   Enterprise Products Operating, LP                 09/23/04          660,000            99.92              659              665
   Enterprise Products Operating, LP                 09/23/04          550,000            99.72              548              556
   Erac USA Finance Co.                              07/01/02          560,000           109.36              612              628
   Export-Import Bank Of Korea                       02/03/04          540,000            99.57              538              545
   Farmers Exchange Capital                          01/28/02          845,000            89.45              756              856
   Farmers Exchange Capital                          01/26/04          175,000            98.89              173              177
   Farmers Insurance Exchange                        11/27/02          875,000            79.08              692            1,020
   Farmers Insurance Exchange                        08/04/04          560,000            99.52              557              568
   Fisher Scientific International                   07/22/04          245,000           100.12              245              262
   Freescale Semiconductor, Inc.                     07/16/04          380,000           100.00              380              403
   Glencore Funding LLC                              05/12/04          300,000            91.22              274              285
   GSAA Trust                                        09/16/04          703,837            99.87              703              703
   GSMPS Mortgage Loan Trust                         05/27/04          285,252           107.57              307              310
   GSMPS Mortgage Loan Trust                         08/30/04          541,824           109.35              592              592
   GT Group Telecom, Inc.                            01/27/00              676            48.53               33               --
   Home Equity Asset Trust                           10/08/03           53,137            99.01               53               53
   Hutchison Whampoa International 03/13,
     Ltd.                                            06/17/03          170,000           104.19              177              181
   Hutchison Whampoa International 03/33,
     Ltd.                                            11/19/03          150,000            99.77              150              154
   HVB Funding Trust I                               05/01/03          730,000           103.26              754              925
   Hyatt Equities LLC                                06/12/02          275,000           102.00              281              294
   John Hancock Global Funding II                    07/29/03          440,000           116.29              512              522
   JP Morgan Chase Commercial Mortgage
     Securities Corp.                                08/04/04        1,147,580           100.00            1,148            1,148
   Juniper CBO, Ltd.                                 01/15/04          743,344           103.17              767              768
   Korea Electric Power Corp.                        04/20/04          285,000            98.45              281              290
   Lone Star Industries                              02/21/03          655,000            98.83              647              670
   Mantis Reef, Ltd.                                 10/28/03          585,000            99.70              583              588
   May Department Stores Co. (The)                   07/13/04          425,000            99.87              424              439
   May Department Stores Co. (The)                   07/13/04          195,000            99.98              195              200
   Merrill Lynch Mortgage Investors, Inc.            05/20/03           39,638            98.44               39               40
   Merrill Lynch Mortgage Trust                      06/26/02          365,000            79.03              288              366

                                              Notes to Financial Statements  269

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

                                                                  PRINCIPAL                            COST         MARKET VALUE
   FUND - % OF NET ASSETS                       ACQUISITION         AMOUNT       COST PER UNIT        (000)            (000)
   SECURITIES                                       DATE          OR SHARES            $                $                $
   ------------------------------------------------------------------------------------------------------------------------------
   MGM Mirage                                        08/11/04          135,000           100.00              135              143
   Miller Brewing Co.                                08/06/03          600,000           100.08              600              630
   Miller Brewing Co.                                08/06/03          205,000            99.73              204              209
   Mizuho Financial Group Cayman, Ltd.               02/27/04          665,000            99.95              665              692
   Mizuho Financial Group Cayman, Ltd.               02/27/04        2,075,000           100.99            2,096            2,159
   Mizuho Preferred Capital Co. LLC                  02/11/98        1,490,000            95.43            1,422            1,699
   Monongahela Power Co.                             06/02/04          795,000            99.76              793              873
   Monumental Global Funding II                      02/04/03          490,000           100.00              490              500
   Morgan Stanley Bank AG for OAO Gazprom            02/21/03          340,000           110.14              374              391
   Natexis Ambs Co. LLC                              06/24/98          430,000           108.78              468              494
   Nationwide Mutual Insurance Co.                   03/20/03          625,000           102.52              641              732
   Oil Insurance, Ltd.                               08/19/03        1,370,000           101.02            1,384            1,399
   Power Contract Financing LLC                      06/11/03          450,000           102.97              463              471
   Power Contract Financing LLC                      06/11/03          758,088           100.39              761              769
   Prudential Holdings LLC                           06/05/02          695,000           105.82              735              825
   Prudential Holdings LLC                           11/25/02               --               --               --               --
   Qwest Corp.                                       08/12/04          590,000            98.70              582              628
   Qwest Services Corp.                              03/25/04          225,000           115.90              261              267
   Rabobank Capital Funding II                       11/14/03          535,000           101.28              542              549
   Ras Laffan Liquefied Natural Gas Co.,
     Ltd.                                            03/07/01          290,000           112.92              327              345
   Russia Government International Bond              06/17/02        1,950,000            84.46            1,647            1,952
   SACO I, Inc.                                      09/30/04        2,400,000           100.00            2,400            2,400
   Sankaty Market Value CDO                          12/19/03          480,000           105.18              505              502
   Sappi Papier Holding AG                           07/11/02          240,000           106.91              257              266
   Sealed Air Corp.                                  07/01/03          370,000            99.23              367              381
   Sharp SP I LLC Net Interest Margin Trust          01/29/04          166,232           100.00              166              167
   SingTel Optus Finance Pty, Ltd.                   10/15/03          465,000           115.50              537              541
   Solutia, Inc.                                     07/02/02              850            85.33               73               --
   Systems 2001 AT LLC                               06/04/01          442,923           104.51              463              493
   Systems 2001 AT LLC                               03/08/02          340,272           101.98              347              368
   Telecom Italia Capital SA                         09/28/04          455,000            99.08              451              447
   Telecom Italia Capital SA                         09/28/04        1,180,000            99.74            1,177            1,169
   Tenaska Alabama II Partners, LP                   10/09/03          492,521           100.32              494              519
   TPSA Finance BV                                   08/20/02               --                                --               --
   Williams Gas Pipelines Central, Inc.              01/30/04          630,000           106.57              671              677
   World Financial Properties                        11/08/02          217,383           106.59              232              244
   World Financial Properties                        11/14/02          547,493           109.21              598              613
   WPP Finance UK Corp.                              06/16/04          350,000            99.71              349              361
   Zurich Capital Trust I                            01/10/03        1,195,000            98.50            1,177            1,355
                                                                                                                   --------------
                                                                                                                           57,712
                                                                                                                   ==============

 270  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

10. DIVIDENDS

   On November 1, 2004, the Funds declared the following dividends from net investment income and capital gains, respectively, payable on November 4, 2004 to shareholders on record November 2, 2004.

                                            NET INVESTMENT          SHORT-TERM             LONG-TERM
   FUNDS                                        INCOME             CAPITAL GAINS         CAPITAL GAINS
   ------------------------------------------------------------------------------------------------------
   Diversified Bond - Class C             $            0.0341   $                --   $                --
   Diversified Bond - Class E                          0.0505                    --                    --
   Diversified Bond - Class S                          0.0558                    --                    --
   Multistrategy Bond - Class C                        0.0023                    --                    --
   Multistrategy Bond - Class E                        0.0092                    --                    --
   Multistrategy Bond - Class S                        0.0115                    --                    --
   Tax Exempt Bond - Class C                           0.0405                    --                    --
   Tax Exempt Bond - Class E                           0.0554                    --                    --
   Tax Exempt Bond - Class S                           0.0603                    --                    --

   On December 1, 2004, the Funds declared the following dividends from net investment income and capital gains, respectively, payable on December 6, 2004 to shareholders on record December 2, 2004.

                                            NET INVESTMENT          SHORT-TERM             LONG-TERM
   FUNDS                                        INCOME             CAPITAL GAINS         CAPITAL GAINS
   ------------------------------------------------------------------------------------------------------
   Diversified Bond - Class C             $            0.0383   $                --   $                --
   Diversified Bond - Class E                          0.0533                    --                    --
   Diversified Bond - Class S                          0.0582                    --                    --
   Multistrategy Bond - Class C                        0.0224                    --                    --
   Multistrategy Bond - Class E                        0.0287                    --                    --
   Multistrategy Bond - Class S                        0.0309                    --                    --
   Tax Exempt Bond - Class C                           0.0278                    --                    --
   Tax Exempt Bond - Class E                           0.0416                    --                    --
   Tax Exempt Bond - Class S                           0.0460                    --                    --

   On December 9, 2004, the Funds declared the following dividends from net investment income and capital gains, respectively, payable on December 14, 2004 to shareholders on record December 10, 2004.

                                            NET INVESTMENT          SHORT-TERM             LONG-TERM
   FUNDS                                        INCOME             CAPITAL GAINS         CAPITAL GAINS
   ------------------------------------------------------------------------------------------------------
   Diversified Equity - Class C           $            0.0400   $                --   $                --
   Diversified Equity - Class E                        0.1129                    --                    --
   Diversified Equity - Class S                        0.1390                    --                    --
   Quantitative Equity - Class C                       0.0709                    --                    --
   Quantitative Equity - Class E                       0.1357                    --                    --
   Quantitative Equity - Class S                       0.1588                    --                    --
   Real Estate Securities - Class C                    0.1932                0.6323                3.0364
   Real Estate Securities - Class E                    0.2760                0.6323                3.0364
   Real Estate Securities - Class S                    0.3034                0.6323                3.0364
   Select Value - Class C                              0.0106                    --                0.0085
   Select Value - Class E                              0.0346                    --                0.0085
   Select Value - Class I                              0.0419                    --                0.0085
   Select Value - Class S                              0.0386                    --                0.0085

                                              Notes to Financial Statements  271

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

   On December 16, 2004, the Funds declared the following dividends from net investment income and capital gains, respectively, payable on December 21, 2004 to shareholders on record December 17, 2004.

                                            NET INVESTMENT          SHORT-TERM             LONG-TERM
   FUNDS                                        INCOME             CAPITAL GAINS         CAPITAL GAINS
   ------------------------------------------------------------------------------------------------------
   Diversified Bond - Class C             $            0.0374   $                --   $            0.1219
   Diversified Bond - Class E                          0.0528                    --                0.1219
   Diversified Bond - Class S                          0.0580                    --                0.1219
   Multistrategy Bond - Class C                        0.0157                0.0744                0.0571
   Multistrategy Bond - Class E                        0.0223                0.0744                0.0571
   Multistrategy Bond - Class S                        0.0245                0.0744                0.0571
   Tax Exempt Bond - Class C                           0.0515                    --                    --
   Tax Exempt Bond - Class E                           0.0654                    --                    --
   Tax Exempt Bond - Class S                           0.0700                    --                    --
   Short Duration Bond - Class C                       0.0524                    --                0.0126
   Short Duration Bond - Class E                       0.0765                    --                0.0126
   Short Duration Bond - Class S                       0.0901                    --                0.0126
   Special Growth Bond - Class C                           --                2.4159                4.0867
   Special Growth Bond - Class E                           --                2.4159                4.0867
   Special Growth Bond - Class S                           --                2.4159                4.0867
   Tax-Managed Large Cap - Class C                     0.0176                    --                    --
   Tax-Managed Large Cap - Class E                     0.1447                    --                    --
   Tax-Managed Large Cap - Class S                     0.1827                    --                    --
   International Securities - Class C                  0.5242                    --                    --
   International Securities - Class E                  0.8645                    --                    --
   International Securities - Class S                  0.9896                    --                    --
   Emerging Markets - Class C                          0.0423                    --                    --
   Emerging Markets - Class E                          0.1217                    --                    --
   Emerging Markets - Class S                          0.1504                    --                    --

 272  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

11. REORGANIZATIONS

   On October 24, 2003, the Select Value Fund ("Acquiring Fund") acquired the assets and liabilities of the Equity III and Equity Income Funds ("Acquired Funds") through a merger pursuant to a plan of reorganization approved by the Board of Trustees and shareholders of the Acquired Funds. The following is a summary of shares outstanding, net assets, net asset value per share, accumulated net realized gains/(losses) and unrealized appreciation/(depreciation) immediately before and after the reorganization:

                                                                   BEFORE REORGANIZATION                     AFTER REORGANIZATION
                                                 ---------------------------------------------------------   --------------------
                                                    EQUITY III         EQUITY INCOME       SELECT VALUE          SELECT VALUE
                                                 -----------------   -----------------   -----------------   --------------------
      Class C
      Shares                                                                   148,454             571,581            1,094,864
      Net assets                                                             4,582,775           5,008,191            9,592,147
      Net asset value                                                            30.87                8.76                 8.76
      Unrealized appreciation/(depreciation)                                   341,915             374,200              716,116
      Accumulated net realized gains/(losses)                                 (409,483)           (438,410)            (847,893)
      Class E
      Shares                                                24,033              23,451             714,334              858,356
      Net assets                                           539,059             734,019           6,313,951            7,587,107
      Net asset value                                        22.43               31.30                8.84                 8.84
      Unrealized appreciation/(depreciation)            (1,049,129)            (48,393)            509,308             (588,214)
      Accumulated net realized gains/(losses)             (798,660)           (249,227)           (761,304)          (1,809,191)
      Class I
      Shares                                             1,719,738                               3,989,041            8,365,779
      Net assets                                        38,573,717                              35,318,173           74,052,307
      Net asset value                                        22.43                                    8.85                 8.85
      Unrealized appreciation/(depreciation)             6,546,439                               2,785,411            9,331,850
      Accumulated net realized gains/(losses)           (6,324,374)                             (8,461,546)         (14,785,920)
      Class S
      Shares                                                                 2,014,343           7,017,334           14,147,112
      Net assets                                                            62,787,078          62,011,137          125,038,375
      Net asset value                                                            31.17                8.84                 8.84
      Unrealized appreciation/(depreciation)                                 8,785,579           4,776,075           13,561,654
      Accumulated net realized gains/(losses)                              (15,651,572)         (7,570,024)         (23,221,596)

                                              Notes to Financial Statements  273

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Frank Russell Investment Company:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Diversified Equity Fund, Special Growth Fund, Quantitative Equity Fund, International Securities Fund, Emerging Markets Fund, Real Estate Securities Fund, Short Duration Bond Fund (formerly Short Term Bond Fund), Diversified Bond Fund, Multistrategy Bond Fund, Tax Exempt Bond Fund, Tax-Managed Large Cap Fund, Tax-Managed Mid & Small Cap Fund, Select Growth Fund and Select Value Fund (fourteen of the portfolios constituting Frank Russell Investment Company, hereafter collectively referred to as the "Funds") at October 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian, brokers and transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Seattle, Washington
December 22, 2004

 274  Report of Independent Registered Public Accounting Firm

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

TAX INFORMATION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
For the tax year ended October 31, 2004, the Funds hereby designate 100% or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Form 1099 you receive in January 2005 will show the tax status of all distributions paid to your account in calendar year 2004.

Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as long-term capital gain dividends for their taxable year ended October 31, 2004:

                                    TOTAL 15% LONG-TERM   TOTAL 20% LONG-TERM
                                       CAPITAL GAINS         CAPITAL GAINS
                                    -------------------   -------------------
Special Growth                      $        18,174,725   $                 0
Real Estate Securities                          212,594                     0
Diversified Bond                              7,426,537             3,642,131
Multistrategy Bond                            1,546,252             1,708,499

Of the dividends paid by the Tax Exempt Bond Fund from the net investment income for the taxable year ended October 31, 2004, 100% were exempt interest dividends which are tax exempt for the purposes of regular federal income tax, and for purposes of the federal alternative minimum tax.

Please consult a tax advisor for any questions about federal or state income tax laws.

The Emerging Markets Fund and International Securities Fund paid foreign taxes of $3,223,852 and $3,963,063 and recognized $12,325,145 and $34,479,030 of foreign source income, respectively, during the taxable year ended October 31, 2004. Pursuant to Section 853 of the Internal Revenue Code, the Emerging Markets Fund and International Securities Fund designates $0.0713 and $0.1254 per share of foreign taxes paid and $0.2727 and $1.0906 of gross income earned from foreign sources, respectively, in the taxable year ended October 31, 2004.

                                                            Tax Information  275

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

SHAREHOLDER REQUESTS FOR OTHER INFORMATION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling the Fund at (800)787-7354, (ii) on the Fund's website at www.russell.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

The Funds will file their complete schedule of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Fund at (800) 786-7354, (ii) on the Fund's website at www.russell.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov., and (iv) the Securities and Exchange Commission's public reference room.

 276  Shareholder Requests for Other Information

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 30 funds, and Russell Investment Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers.

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES AND INTERESTED TRUSTEE EMERITUS
----------------------------------------------------------------------------------------------------------------------------
 *George F. Russell,  Trustee Emeritus  Until            - Director Emeritus, FRC              35         None
  Jr.,                and Chairman      resignation or   - Chairman Emeritus, FRIC and
  Born July 3, 1932   Emeritus since    removal            RIF
                      1999                               - Chairman Emeritus, Frank
  909 A Street                                             Russell Securities, Inc.
  Tacoma, Washington                                     - Chairman Emeritus, Russell
  98402-1616                                               20/20 Association
                                                         - Chairman Emeritus, Frank
                                                           Russell Trust Company
                                                         - Director Emeritus FRIMCo
                                                         - Chairman of Sunshine
                                                           Management Services, LLC
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 *Lynn L. Anderson,   Trustee since     Appointed until  - Vice Chairman, FRC                  35         - Trustee, The
  Born April 22,      1987              successor is     - Chairman of the Board,                           SsgA Funds
  1939                                  duly elected       Trustee, FRIC and RIF                            (investment
                      Chairman of the   and qualified    - CEO and Chairman of the                          company)
  909 A Street        Board since 1999                     Board, Russell Fund
  Tacoma, Washington                    Until successor    Distributors, Inc. and
  98402-1616                            is chosen and      FRIMCo
                                        qualified by     - Trustee, President and
                                        trustees           Chairman of the Board, SsgA
                                                           Funds (investment company)
                                                         - Director, Chairman of the
                                                           Board, Frank Russell Trust
                                                           Company
                                                         - Director, Frank Russell
                                                           Investments (Ireland)
                                                           Limited and Frank Russell
                                                           Investments (Cayman) Ltd.
                                                         - Until October, 2002,
                                                           President and CEO, FRIC and
                                                           RIF
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 *Michael J.A.        Trustee Since     Appointed until  - 1990-2003, President, FRC,          35         None
  Phillips,           2002              successor is     - 1993-2003, CEO, FRC
  Born January 20,                      duly elected     - Chairman of the Board and
  1948                                  and qualified.     Director, FRC
                                                         - Trustee, FRIC and RIF
  909 A Street                                           - Director, FRTC and Frank
  Tacoma, Washington                                       Russell Capital Inc.
  98402-1616                                             - Director/Chairman, Frank
                                                           Russell Investments
                                                           (Delaware), Inc.
                                                         - Director, Chairman of The
                                                           Board and President, Russell
                                                           20/20 Association
                                                         - Director, Frank Russell
                                                           Company Pty. Limited, Frank
                                                           Russell Japan Co., Ltd.,
                                                           Frank Russell Investments
                                                           (Suisse), S.A., and Frank
                                                           Russell Company Limited
----------------------------------------------------------------------------------------------------------------------------



* Each of Messrs. Russell, Anderson and Phillips is also an officer of an affiliate of FRIC and RIF and is therefore an interested trustee.

                             Disclosure of Information about Fund Directors  277

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES AND INDEPENDENT TRUSTEES EMERITUS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Paul E. Anderson,    Trustee since     Appointed until  - 1996 to present, President,         35         None
 Born October 15,     1984              successor is       Anderson Management Group
 1931                                   duly elected       LLC (private investments
                                        and qualified      consulting)
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul Anton, Ph.D.,   Trustee Emeritus  Five year term   - Retired since 1997                  35         None
 Born December 1,     since 2003                         - Trustee of FRIC and RIF
 1919                                                      Until 2002
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 William E. Baxter,   Trustee Emeritus  Five year term   - Retired since 1986                  35         None
 Born June 8, 1925    since 2004                         - Trustee of FRIC and RIF
                                                           Until 2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Kristianne Blake,    Trustee since     Appointed until  - President, Kristianne Gates         35         - Trustee WM Group
 Born January 22,     2000              successor is       Blake, P.S. (accounting                          of Funds
 1954                                   duly elected       services)                                        (investment
                                        and qualified                                                       company);
 909 A Street                                                                                             - Director, Avista
 Tacoma, Washington                                                                                         Corp
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Daniel P. Connealy   Trustee since     Appointed until  - 2004, Senior Vice President         35         - Director, Gold
 Born June 6, 1946    2003              successor is       and Chief Financial Officer,                     Banc
                                        duly elected       Waddell & Reed Financial,                        Corporation,
 909 A Street                           and qualified      Inc.                                             Inc.
 Tacoma, Washington                                      - 2001-2003, Vice President
 98402-1616                                                and Chief Financial Officer,
                                                           Janus Capital Group Inc.
                                                         - 1979-2001, Audit and
                                                           Accounting Partner,
                                                           PricewaterhouseCoopers LLP
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Jonathan Fine        Trustee since     Appointed until  - President and Chief                 35         None
 Born July 8, 1954    2004              successor is       Executive Officer, United
                                        duly elected       Way of King County, WA
 909 A Street                           and qualified    - 1996-2000, Chief Executive
 Tacoma, Washington                                        Officer, Seattle/King County
 98402-1616                                                Chapter of the American Red
                                                           Cross
----------------------------------------------------------------------------------------------------------------------------

 278  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES AND INDEPENDENT TRUSTEES EMERITUS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Lee C. Gingrich,     Trustee since     Appointed until  - Retired since 1995                  35         None
 Born October 6,      1984              successor is
 1930                                   duly elected
                                        and qualified
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Eleanor W. Palmer,   Trustee Emeritus  Five year term   - Retired since 1981                  35         None
 Born May 5, 1926     since 2004                         - Trustee of FRIC and RIF
                                                           Until 2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Raymond P.           Trustee since     Appointed until  - Currently, President,               35         None
 Tennison, Jr.        2000              successor is       Simpson Investment Company
 Born December 21,                      duly elected       and several additional
 1955                                   and qualified      subsidiary companies,
                                                           including Simpson Timber
 909 A Street                                              Company, Simpson Paper
 Tacoma, Washington                                        Company and Simpson Tacoma
 98402-1616                                                Kraft Company
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Julie W. Weston,     Trustee since     Appointed until  - Retired since 2000                  35         None
 Born October 2,      2002              successor is     - 1987 to 2000, Arbitrator,
 1943                                   duly elected       The American Arbitration
                                        and qualified      Association Commercial Panel
                                                         - 1995 to 1999, Hearing
                                                           Officer, University of
                                                           Washington
                                                         - 1987 to 2002, Director,
                                                           Smith Barney Fundamental
                                                           Value Fund
----------------------------------------------------------------------------------------------------------------------------

                             Disclosure of Information about Fund Directors  279

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                with Fund and         Term                        Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
 J. David Greenwald             Chief Compliance  Until successor  - Chief Compliance Officer, FRIC
 Born September 24, 1957        Officer since     is chosen and    - Chief Compliance Officer, RIF
                                2004              qualified by     - Chief Compliance Officer, FRIMCo
 909 A Street                                     Trustees         - 2003-2004 Vice President and Head of Fund Compliance,
 Tacoma, Washington                                                  ING Funds LLC
 98402-1616                                                        - 1996-2003 Director of Mutual Fund Compliance and
                                                                     Operations, American Skandia, Inc
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Leonard P. Brennan,            President and     Until successor  - President and CEO, FRIC
 Born October 11, 1959          Chief Executive   is chosen and    - President and CEO, RIF
                                Officer since     qualified by     - Director, Russell Fund Distributors, Inc., Frank
 909 A Street                   2002              Trustees           Russell Company, S.A., Frank Russell Investments
 Tacoma, Washington                                                  (Singapore) Private Limited and Frank Russell
 98402-1616                                                          Investments (UK) Limited
                                                                   - Director, President and CEO, FRIMCo
                                                                   - Director and COO, Frank Russell Company Limited and
                                                                     Russell Systems Limited
                                                                   - President, Russell Insurance Agency, Inc.
                                                                   - 1995 to present, Managing Director of International
                                                                     Operations of FRC
                                                                   - 1995-2003 Managing Director, Europe, Africa and
                                                                     Middle East
                                                                   - 1998-2003 Managing Director, International
                                                                     Operations, FRC
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark E. Swanson,               Treasurer and     Until successor  - Treasurer and Chief Accounting Officer, FRIC and RIF
 Born November 26, 1963         Chief Accounting  is chosen and      1998 to present,
                                Officer since     qualified by     - Director, Funds Administration, FRIMCo and Frank
 909 A Street                   1998              Trustees           Russell Trust Company
 Tacoma, Washington                                                - Treasurer, SsgA Funds (investment company);
 98402-1616                                                        - Manager, Funds Accounting and Taxes, Russell Fund
                                                                     Distributors, Inc.
                                                                   - April 1996 to August 1998, Assistant Treasurer, FRIC
                                                                     and RIF; November 1995 to July 1998, Assistant
                                                                     Secretary, SsgA Funds; February 1997 to July 1998,
                                                                     Manager, Funds Accounting and Taxes, FRIMCo
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Randall P. Lert,               Director of       Until removed    - Director of Investments, FRIC and RIF
 Born October 3, 1953           Investments       by Trustees      - Chief Portfolio Strategist, FRIMCo
                                since 1991                         - Chief Investment Officer, Frank Russell Trust Company
 909 A Street                                                      - Director, FRIMCo and Russell Fund Distributors, Inc.
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Karl J. Ege,                   Secretary and     Until removed    - Secretary and General Counsel, FRIC, RIF, FRIMCo,
 Born October 8, 1941           General Counsel   by Trustees        Frank Russell Trust Company and Russell Fund
                                since 1994                           Distributors, Inc.
 909 A Street                                                      - Director, Secretary and General Counsel, Frank
 Tacoma, Washington                                                  Russell Capital Inc.
 98402-1616                                                        - Director and Secretary, Russell 20-20 Association
--------------------------------------------------------------------------------------------------------------------------

 280  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                with Fund and         Term                        Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
 Mark D. Amberson,              Director of       Until removed    - Director of Short-Term Investment Funds, FRIC, RIF,
 Born July 20, 1960             Short-Term        by Trustees        FRIMCo and Frank Russell Trust Company
                                Investment Funds                   - From 1991 to 2001, Portfolio Manager, FRIC, RIF,
 909 A Street                   since 2001                           FRIMCo and Frank Russell Trust Company
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------

                             Disclosure of Information about Fund Directors  281

RUSSELL FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

--------------------------------------------------------------------------------

TRUSTEES
 Lynn L. Anderson, Chairman
 Paul E. Anderson
 Kristianne Blake
 Daniel P. Connealy
 Jonathan Fine
 Lee C. Gingrich
 Michael J.A. Phillips
 Raymond P. Tennison, Jr.
 Julie W. Weston

TRUSTEES EMERITUS
 George F. Russell, Jr.
 Paul Anton, PhD
 William E. Baxter
 Eleanor W. Palmer

OFFICERS
 Lynn L. Anderson, Chairman of the Board
 Leonard P. Brennan, President and Chief Executive Officer
 David Greenwald, Chief Compliance Officer
 Karl J. Ege, Secretary
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Thomas F. Hanly, Chief Investment Officer
 Randall P. Lert, Director of Investments
 Mark D. Amberson, Director of Short Term Investment Funds
 Melodie B. Zakaluk, Director, U.S. Operations
 Gregory J. Lyons, Assistant Secretary
 Mary Beth Rhoden, Assistant Secretary
 Margaret A. Foster, Assistant Secretary
 David Craig, Assistant Treasurer
 Sean P. DeLaat, Assistant Treasurer

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CONSULTANT
 Frank Russell Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Allan Forbes Building
 150 Newport Avenue AFB35
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) 787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
 PricewaterhouseCoopers LLP
 1420 5th Avenue
 Suite 1900
 Seattle, WA 98101

MONEY MANAGERS

Diversified Equity Fund
 Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, New York, NY Ark Asset Management Co., Inc., New York, NY
 Institutional Capital Corporation, Chicago, IL
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 Marsico Capital Management, LLC, Denver, CO
 MFS Institutional Advisors, Inc., Boston, MA
 Montag & Caldwell, Inc., Atlanta, GA
 Schneider Capital Management Corporation, Wayne, PA
 Suffolk Capital Management, LLC, New York, NY
 Turner Investment Partners, Inc., Berwyn, PA

Special Growth Fund
 CapitalWorks Investment Partners, LLC, San Diego, CA
 David J. Greene and Company, LLC, New York, NY
 Delphi Management, Inc., Boston, MA
 Goldman Sachs Asset Management, L.P., New York, NY
 Gould Investment Partners LLC, Berwyn, PA
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 Roxbury Capital Management, LLC, Santa Monica, CA

 TimesSquare Capital Management, Inc., New York, NY

 282  Manager, Money Managers and Service Providers

RUSSELL FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

--------------------------------------------------------------------------------

Quantitative Equity Fund
 Aronson + Johnson + Ortiz, LP, Philadelphia, PA
 Barclays Global Fund Advisors, San Francisco, CA
 Franklin Portfolio Associates, LLC, Boston, MA
 Jacobs Levy Equity Management, Inc., Florham Park, NJ

International Securities Fund
 Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, New York, NY AQR Capital Management, LLC, New York, NY
 Axiom International Investors LLC, Greenwich, CT
 Capital International, Inc., Los Angeles, CA
 Fidelity Management & Research Company, Boston, MA
 Marvin & Palmer Associates, Inc., Wilmington, DE
 Mondrian Investment Partners Limited, London, England
 Oechsle International Advisors, LLC, Boston, MA
 The Boston Company Asset Management, LLC, Boston, MA

Emerging Markets Fund
 Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, New York, NY Arrowstreet Capital, Limited Partnership, Cambridge, MA
 Genesis Asset Managers, LLP, Guernsey, Channel Islands
 T. Rowe Price International, Inc., Baltimore, MD
 Wells Capital Management Inc., San Francisco, CA

Real Estate Securities Fund
 AEW Management and Advisors, L.P., Boston, MA
 INVESCO Institutional (N.A.), Inc., which acts as a money manager to the Fund through its INVESCO Real Estate division, Dallas, TX
 RREEF America L.L.C., Chicago, IL

Short Duration Bond Fund
 Merganser Capital Management L.P., Boston, MA
 Pacific Investment Management Company LLC,
   Newport Beach, CA
 STW Fixed Income Management, Carpinteria, CA

Diversified Bond Fund
 Bear Stearns Asset Management Inc., New York, NY
 Lincoln Capital Fixed Income Management Company, Chicago, IL
 Pacific Investment Management Company LLC, Newport Beach, CA

Multistrategy Bond Fund
 Bear Stearns Asset Management Inc., New York, NY
 Delaware Management Company, a series of Delaware Management Business Trust,
   Philadelphia, PA
 Morgan Stanley Investment Management Inc., West Conshohocken, PA
 Pacific Investment Management Company LLC, Newport Beach, CA

Tax Exempt Bond Fund
 MFS Institutional Advisors, Inc., Boston, MA
 Standish Mellon Asset Management Company LLC, Boston, MA

Tax-Managed Large Cap Fund
 Kayne Anderson Rudnick Investment Management, LLC, Los Angeles, CA John A. Levin & Co., Inc., New York, NY
 J.P. Morgan Investment Management Inc., New York, NY
 Sands Capital Management, Inc., Arlington, VA

Tax-Managed Mid & Small Cap Fund
 Chartwell Investment Partners, Berwyn, PA
 Netols Asset Management, Inc., Mequon, WI
 Parametric Portfolio Associates LLC, Seattle, WA
 Turner Investment Partners, Inc., Berwyn, PA
 Westcap Investors, LLC, Los Angeles, CA

Select Growth Fund
 Ark Asset Management Co., Inc., New York, NY
 CapitalWorks Investment Partners, LLC, San Diego, CA
 Fuller & Thaler Asset Management, Inc., San Mateo, CA
 TCW Investment Management Company, Los Angeles, CA
 Turner Investment Partners, Inc., Berwyn, PA

Select Value Fund
 DePrince, Race & Zollo, Inc., Orlando, FL
 Iridian Asset Management LLC, Westport, CT
 MFS Institutional Advisors, Inc., Boston, MA
 Netols Asset Management, Inc., Mequon, WI

 Systematic Financial Management, L.P., Teaneck, NJ

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                              Manager, Money Managers and Service Providers  283

                      (This page intentionally left blank)

(RUSSELL LOGO)

Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402
253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com


                                                             36-08-019 (1 10/04)

TAX-MANAGED GLOBAL EQUITY FUND
                                                FRANK RUSSELL INVESTMENT COMPANY





2004 Annual Report

CLASS C, E, AND S SHARES

TAX-MANAGED GLOBAL EQUITY FUND



OCTOBER 31, 2004



                                                                  (RUSSELL LOGO)

Frank Russell Investment Company

Frank Russell Investment Company is a "series mutual fund" with 30 different investment portfolios. These financial statements report on one Fund, which has distinct investment objectives and strategies.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

Frank Russell Company

Consultant to Frank Russell Investment Management Company.

                                  [Blank Page]

                        Frank Russell Investment Company

                         Tax-Managed Global Equity Fund

                                 Annual Report

                                October 31, 2004

                               Table of Contents

                                                                            Page
Letter to Our Clients................................................         3

Portfolio Management Discussion......................................         4

Shareholder Expense Example..........................................         7

Schedule of Investments..............................................         8

Statement of Assets and Liabilities..................................         9

Statement of Operations..............................................        10

Statement of Changes in Net Assets...................................        11

Financial Highlights - Class C.......................................        12

Financial Highlights - Class S.......................................        13

Notes to Financial Statements........................................        14

Report of Independent Registered Public Accounting Firm..............        20

Tax Information......................................................        21

Shareholder Requests for Other Information...........................        22

Disclosure of Information about Fund Directors.......................        23

Manager, Money Managers and Service Providers........................        28

Frank Russell Investment Company - Tax-Managed Global Equity Fund

Copyright (c) Frank Russell Company 2004. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. Performance and yields are reported net of investment advisory fees but gross of investment services fees, descriptions of which can be obtained from the investment advisor. Investment services fees and other account expenses will reduce performance (e.g., an investment services fee of 0.2% off average managed assets will reduce a 10.0% return to 9.8%). The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

                                  [Blank Page]

TO OUR CLIENTS



Thank you for selecting Russell to help provide for your financial security. As you read Frank Russell Investment Company's 2004 Annual Report, we ask that you take this opportunity to review the value Russell's investment approach provides.

Today, as well as tomorrow, our approach remains consistent. We continue to maintain our long-term focus, strategic diversification, active management, and goal-oriented planning.

In 2005, and beyond, our commitment to you remains the same. Our mutual funds offer the Russell approach to investors of all types. Our purpose is to be one of the reasons that you and your family view the future with confidence.

Thank you for your continued support and for choosing Russell, GLOBAL LEADERS IN MULTI-MANAGER(TM) INVESTING.

                                                        Letter to Our Clients  3

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
(LINE GRAPH)

                                                   TAX MANAGED GLOBAL
                                                    EQUITY - CLASS S               MSCI EAFE++                 S&P 500(R)+
                                                   ------------------              -----------                 -----------
Inception*                                       $      10000.00                  $ 10000.00                 $  10000.00
2000                                                     9788.00                     9212.00                    10334.00
2001                                                     7412.00                     6939.00                     7759.00
2002                                                     6367.00                     6042.00                     6587.00
2003                                                     7965.00                     7708.00                     7959.00
2004                                                     8932.00                     9193.00                     8708.00

Tax-Managed Global Equity Fund - Class S
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,214              12.14%
Inception              $       8,932              (2.35)%sec.

Tax-Managed Global Equity Fund - Class C
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,099              10.99%
Inception              $       8,529              (3.29)%sec.

Standard & Poors 500(R) Composite Stock Price Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,941               9.41%
Inception              $       8,708              (2.87)%sec.

MSCI EAFE Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,927              19.27%
Inception              $       9,193              (1.76)%sec.

 4  Portfolio Management Discussion

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to provide long term capital growth on an after-tax basis.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDING OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2004, the Tax-Managed Global Equity Fund Class S and Class C shares gained 12.14% and 10.99% respectively. This compared to the S&P 500 Index, which gained 9.41%, and the MSCI EAFE Index, which returned 19.27% during the same period. Index returns are unmanaged and do not include expenses of any kind.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MANAGERS.

The Fund is a fund of funds and its performance is based on the performance of the underlying mutual funds in which it invests. Performance of the underlying funds was driven by rallies in large capitalization U.S. equity markets, small capitalization U.S. equity markets, U.S. real estate markets, non-U.S. markets and emerging markets. The Fund's largest allocation was to a tax-managed underlying fund which invests in large capitalization US companies. This underlying fund's strategy of being fully diversified ensured that it was invested in a wide array of economic sectors. This factor and the focus on using complementary money managers to reduce sector overweights and underweights reduced the negative impact that sector allocations had on this underlying fund's return for the period relative to its benchmark. Stock selection in this underlying fund was the driving force behind its relative outperformance in the fiscal year. Small capitalization stocks outperformed large capitalization stocks, which contributed to returns from the small-mid capitalization managers of the underlying funds. The underlying funds' policy of being fully invested in the markets also boosted returns.

PLEASE DESCRIBE HOW THE FUND REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THEY ARE POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

U.S. and non-U.S. money managers of the underlying funds favored companies they expected would benefit from an economic recovery. They maintained these long-term preferences even as short-term market reactions rewarded defensive, higher yielding companies. Emerging market money managers of the underlying funds invested using strategies intended to benefit from global expectations of an economic recovery for which companies in emerging markets would be suppliers of raw materials. Real estate money managers of the underlying funds benefited from cash flows into their asset class that caused prices to rise from investors seeking higher yields than were available on the bond markets.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE MULTI-MANAGER FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

The underlying funds' sector allocations and security selection both contributed to performance. Yet, the underlying funds' money managers' slight bias in favor of companies with faster projected earnings growth than their benchmark averages detracted from returns of the underlying funds relative to their benchmarks. An allocation to underlying funds investing in non-U.S. developed markets contributed to the Fund's absolute returns yet lagged the broad non-U.S. market. Non-U.S. developed markets endured inconsistent trends, while the money managers of the underlying funds maintained a consistent bias in favor of companies expected to benefit from economic growth. Emerging markets money managers of the underlying funds contributed to performance by overweighting both markets with smaller capitalizations and securities of companies that do business mostly in their own local markets. Real estate money managers of the underlying funds contributed to performance through security selection among the property sector, especially in regional malls and industrials.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR STOCK/BOND SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

The U.S. equity markets were challenging for those active managers who focused on companies with positive projected earnings growth, average-to-low stock price valuations relative to their industry average and other fundamental investment criteria. The underlying funds' money managers favored these companies and were thus out-of-sync with the market, which favored energy and commodity sectors as well as interest-sensitive stocks, such as, REITs, utilities and financial services companies.

Non-U.S. developed and emerging equity markets outperformed U.S. equity markets and U.S. bonds, which added positively to the Fund's absolute returns. Within these markets, however, many active managers, including those of the underlying funds, lagged the broad market because of the small number of stocks responsible for the market performance. In emerging markets, the Fund's underlying money managers contributed to performance from security selection and country allocation decisions in a favorable market environment. The emerging markets environment was particularly favorable for value style money managers.

The real estate money managers of the underlying funds faced a difficult market environment for security selection due to unusual volatility and unanticipated interest rate movements. Yet the underlying real estate fund outpaced the broad real estate market due to the money managers' focus on earnings quality and growth potential.

                                              Portfolio Management Discussion  5

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION, CONTINUED -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of Frank Russell Investment Management Company (FRIMCo), or any other person in FRIMCo or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and FRIMCo disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for a Frank Russell Investment Company (FRIC) Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any FRIC Fund.

                              --------------------
* The Fund commenced operations on January 31, 2000. Index comparisons began on January 31, 2000.

++ The Standard & Poor's 500(R) Composite Stock Price Index is composed of 500 common stocks which are chosen by Standard & Poor's Corporation to best capture the price performance of a large cross-section of the US publicly traded stock market. The Index is structured to approximate the general distribution of industries in the US economy.

++++ The Morgan Stanley Capital International Europe, Australasia, Far East Index is an Index composed of an arithmetic, market value-weighted average of the performance of securities listed on the stock exchanges of the countries of Europe, Australia, and the Far East. The Index is calculated on a total-return basis, which includes reinvestment of dividends.

sec.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 6  Portfolio Management Discussion

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

SHAREHOLDER EXPENSE EXAMPLE -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING THE FUND'S EXPENSE EXAMPLE. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR THE FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,010.78      $     1,019.92
Expenses Paid During
Period*                       $         5.10      $         5.13

* Expenses are equal to the Fund's annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,017.61      $     1,025.00
Expenses Paid During
Period*                       $         0.00      $         0.00

* Expenses are equal to the Fund's annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  Shareholder Expense Example  7

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.8%
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

Domestic Equities - 74.9%
Quantitative Equity Fund                              135,218           4,750
Tax-Managed Large Cap Fund                          1,396,113          23,720
Tax-Managed Mid & Small Cap Fund                      665,305           7,086
                                                                 ------------
                                                                       35,556
                                                                 ------------

International Equities - 24.9%
Emerging Markets Fund                                 183,278           2,373
International Securities Fund                         166,254           9,450
                                                                 ------------
                                                                       11,823
                                                                 ------------

TOTAL INVESTMENTS - 99.8%
(identified cost $36,351)                                              47,379

OTHER ASSETS AND LIABILITIES,
NET - 0.2%                                                                 95
                                                                 ------------

NET ASSETS - 100.0%                                                    47,474
                                                                 ============

                                                       % OF
                                                        NET
PORTFOLIO SUMMARY (UNAUDITED)                         ASSETS
-----------------------------------------------------------------
Domestic Equities                                            74.9
International Equities                                       24.9
                                                  ---------------
Total Investments                                            99.8
Other Assets and Liabilities, Net                             0.2
                                                  ---------------

Net Assets                                                  100.0
                                                  ===============

See accompanying notes which are an integral part of the financial statements.

 8  Schedule of Investments

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES -- OCTOBER 31, 2004

Amounts in thousands
--------------------------------------------------------------------------------

ASSETS
Investments at market (identified cost $36,351).....................................    $               47,379
Receivable for fund shares sold.....................................................                       129
                                                                                        ----------------------
Total assets........................................................................                    47,508
                                                                                        ----------------------

LIABILITIES
Payables:
      Fund shares redeemed..................................    $                 23
      Accrued fees to affiliates............................                      11
                                                                --------------------
Total liabilities...................................................................                        34
                                                                                        ----------------------

NET ASSETS..........................................................................    $               47,474
                                                                                        ======================

Net Assets Consist of:
Accumulated net realized gain (loss)................................................    $              (18,239)
Unrealized appreciation (depreciation) on investments...............................                    11,028
Shares of beneficial interest.......................................................                        55
Additional paid-in capital..........................................................                    54,630
                                                                                        ----------------------

NET ASSETS..........................................................................    $               47,474
                                                                                        ======================

NET ASSET VALUE, offering and redemption price per share:
   Class C ($12,766,386 divided by 1,512,479 shares of $.01 par value shares of
     beneficial interest outstanding)...............................................    $                 8.44
                                                                                        ======================
   Class S ($34,707,617 divided by 4,003,772 shares of $.01 par value shares of
     beneficial interest outstanding)...............................................    $                 8.67
                                                                                        ======================

  See accompanying notes which are an integral part of the financial statements.

                                          Statement of Assets and Liabilities  9

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

STATEMENT OF OPERATIONS -- FOR THE FISCAL YEAR ENDED OCTOBER 31, 2004

Amounts in thousands
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Income distributions from Underlying Funds.......................................    $                  408

EXPENSES
   Advisory fees............................................    $                 96
   Administrative fees......................................                      24
   Custodian fees...........................................                      19
   Distribution fees - Class C..............................                      98
   Transfer agent fees......................................                      54
   Professional fees........................................                      33
   Registration fees........................................                      46
   Shareholder servicing fees - Class C.....................                      32
   Trustees' fees...........................................                       1
   Printing fees............................................                       2
   Miscellaneous............................................                       1
                                                                --------------------

   Expenses before reductions...............................                     406
   Expense reductions.......................................                    (276)
                                                                --------------------

Net expenses........................................................................                       130
                                                                                        ----------------------
Net investment income (loss)........................................................                       278
                                                                                        ----------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments.............................................                       232
Net change in unrealized appreciation (depreciation) on investments.................                     4,742
                                                                                        ----------------------
Net realized and unrealized gain (loss).............................................                     4,974
                                                                                        ----------------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS...............................    $                5,252
                                                                                        ======================

See accompanying notes which are an integral part of the financial statements.

 10  Statement of Operations

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS -- FOR THE FISCAL YEARS ENDED OCTOBER 31,

AMOUNTS IN THOUSANDS                                                    2004                     2003
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income (loss).............................    $                278    $                  207
   Net realized gain (loss).................................                     232                    (7,432)
   Net change in unrealized appreciation (depreciation).....                   4,742                    16,252
                                                                --------------------    ----------------------
      Net increase (decrease) in net assets from
       operations...........................................                   5,252                     9,027
                                                                --------------------    ----------------------

DISTRIBUTIONS
   From net investment income
      Class C...............................................                     (10)                       --
      Class S...............................................                    (317)                     (166)
                                                                --------------------    ----------------------

      Net decrease in net assets from distributions.........                    (327)                     (166)
                                                                --------------------    ----------------------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share
     transactions...........................................                  (1,835)                   (4,575)
                                                                --------------------    ----------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS.................                   3,090                     4,286

NET ASSETS
   Beginning of period......................................                  44,384                    40,098
                                                                --------------------    ----------------------
   End of period (including undistributed (overdistributed)
     net investment income of
      $0 and $41, respectively).............................    $             47,474    $               44,384
                                                                ====================    ======================

  See accompanying notes which are an integral part of the financial statements.

                                          Statement of Changes in Net Assets  11

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS C

For a Share Outstanding Throughout each Period.

                                                                           FISCAL YEAR ENDED OCTOBER 31,
                                                   ------------------------------------------------------------------------------
                                                       2004            2003            2002            2001            2000*
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD...........    $       7.61    $       6.15    $       7.29    $       9.73    $        10.00
                                                   ------------    ------------    ------------    ------------    --------------

INCOME FROM OPERATIONS
   Net investment income (loss) (a)(b).........            (.02)           (.02)           (.05)           (.06)             (.06)
   Net realized and unrealized gain (loss).....             .86            1.48           (1.03)          (2.38)             (.19)
                                                   ------------    ------------    ------------    ------------    --------------
      Total from investment operations.........             .84            1.46           (1.08)          (2.44)             (.25)
                                                   ------------    ------------    ------------    ------------    --------------

DISTRIBUTIONS
   From net investment income..................            (.01)             --              --              --              (.02)
   From net realized gain......................              --              --            (.06)             --                --
                                                   ------------    ------------    ------------    ------------    --------------
      Total distributions......................            (.01)             --            (.06)             --              (.02)
                                                   ------------    ------------    ------------    ------------    --------------

NET ASSET VALUE, END OF PERIOD.................    $       8.44    $       7.61    $       6.15    $       7.29    $         9.73
                                                   ============    ============    ============    ============    ==============

TOTAL RETURN (%) (c)...........................           10.99           23.74          (14.94)         (25.08)            (2.55)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)....          12,766          11,523          10,130           8,104             7,133

   Ratios to average net assets (%):
      Operating expenses, net (d)(f)...........            1.00            1.00            1.00            1.00              1.00
      Operating expenses, gross (d)(e).........            1.58            1.72            1.64            1.77              3.08
      Net investment income (loss) (c).........            (.19)           (.25)           (.68)           (.73)             (.68)
   Portfolio turnover rate (%)(c)..............           21.28           59.50           52.55           30.55             44.04

* For the period January 31, 2000 (commencement of operations) to October 31, 2000.
(a)   Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the Underlying Funds in which the Fund invests.
(c)   Periods less than one year are not annualized.
(d)   The ratios for periods less than one year are annualized.
(e) The calculation includes those expenses charged directly to the Funds, including those fees of the Funds pushed down to the Underlying Funds as described in note 4 to the financial statements.
(f) May include amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%. Expenses are shown net of those expenses pushed down to underlying Funds.

See accompanying notes which are an integral part of the financial statements.

 12  Financial Highlights

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS S

For a Share Outstanding Throughout each Period.

                                                                           FISCAL YEAR ENDED OCTOBER 31,
                                                   ------------------------------------------------------------------------------
                                                       2004            2003            2002            2001            2000*
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD...........    $       7.80    $       6.27    $       7.38    $       9.77    $        10.00
                                                   ------------    ------------    ------------    ------------    --------------

INCOME FROM OPERATIONS
   Net investment income (loss) (a)(b).........             .07             .05             .03             .02               .01
   Net realized and unrealized gain (loss).....             .87            1.52           (1.06)          (2.39)             (.22)
                                                   ------------    ------------    ------------    ------------    --------------
      Total from investment operations.........             .94            1.57           (1.03)          (2.37)             (.21)
                                                   ------------    ------------    ------------    ------------    --------------

DISTRIBUTIONS
   From net investment income..................            (.07)           (.04)           (.02)           (.02)             (.02)
   From net realized gain......................              --              --            (.06)             --                --
                                                   ------------    ------------    ------------    ------------    --------------
      Total distributions......................            (.07)           (.04)           (.08)           (.02)             (.02)
                                                   ------------    ------------    ------------    ------------    --------------

NET ASSET VALUE, END OF PERIOD.................    $       8.67    $       7.80    $       6.27    $       7.38    $         9.77
                                                   ============    ============    ============    ============    ==============

TOTAL RETURN (%) (c)...........................           12.14           25.09          (14.10)         (24.27)            (2.12)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)....          34,708          32,861          29,968          34,661            26,802

   Ratios to average net assets (%):
      Operating expenses, net (d)(f)...........              --              --              --              --                --
      Operating expenses, gross (d)(e).........             .58             .72             .64             .77              2.08
      Net investment income (c)................             .87             .77             .39             .29               .06
   Portfolio turnover rate (%)(c)..............           21.28           59.50           52.55           30.55             44.04

* For the period February 1, 2000 (commencement of operations) to October 31, 2000.
(a)   Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the Underlying Funds in which the Fund invests.
(c)   Periods less than one year are not annualized.
(d)   The ratios for periods less than one year are annualized.
(e) The calculation includes those expenses charged directly to the Funds, including those fees of the Funds pushed down to the Underlying Funds as described in note 4 to the financial statements.
(f) May include amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%. Expenses are shown net of those expenses pushed down to the Underlying Funds.

  See accompanying notes which are an integral part of the financial statements.

                                                        Financial Highlights  13

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2004

--------------------------------------------------------------------------------
1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 30 different investment portfolios, referred to as "Funds." These financial statements report on one Fund, which has a distinct investment objective and strategy. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

   The Fund allocates its assets by investing in a combination of Class S shares of the Investment Company's portfolios (the "Underlying Funds"). The Fund will adjust its investments within set limits based on Frank Russell Investment Management Company's ("FRIMCo" or "Advisor") outlook for the economy, financial markets and relative market valuation of the asset classes represented by each Underlying Fund. However, the Fund may deviate from set limits when, in FRIMCo's opinion, it is necessary to pursue the Fund's investment objective. The amounts allocated to each Underlying Fund by the Fund will generally vary within 10% of the percentages specified below:

                                  ASSET ALLOCATION
  ASSET CLASS/UNDERLYING FUNDS         TARGETS
---------------------------------------------------
   Equities
      US Equities
         Tax-Managed Large Cap            50%
         Tax-Managed Mid & Small
           Cap                            15
         Quantitative Equity              10
      International Equities
         International Securities         20
         Emerging Markets                  5
                                         ---
                                         100

   Objectives of the Underlying Funds:

   Tax-Managed Large Cap Fund

   Seeks to provide long term capital growth on an after-tax basis.

   Tax-Managed Mid & Small Cap Fund

   Seeks to provide long term capital growth on an after-tax basis.

   Quantitative Equity Fund

   Seeks to provide long term capital growth.

   International Securities Fund

   Seeks to provide long term capital growth.

   Emerging Markets Fund

   Seeks to provide long term capital growth.

   Financial statements of the Underlying Funds can be obtained by calling the Office of Shareholder Inquiries at (800) 787-7354.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of these financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and

 14  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

   assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Certain prior year information has been reformatted to conform to current year presentation.

   Security valuation

   Investments in Underlying Funds are valued at the net asset value per share of each Underlying Fund as of 4:00 p.m. Eastern time, or the close of regular trading on the New York Stock Exchange, if earlier.

   If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. This policy is intended to assure that the Funds' net asset value fairly reflects security values as of the time of pricing. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of fund shares is determined may be reflected in the calculation of net asset values for each applicable fund when a particular event or circumstance would materially affect such fund's net asset value.

   Because foreign securities can trade on non-business days, the net asset value of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost.

   Investment income

   Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

   Federal income taxes

   Since the Investment Company is a Massachusetts business trust, the Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to the Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is the Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Fund.

   Dividends and distributions to shareholders

   Income, dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to wash sale deferrals and capital loss carryforwards. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

   Expenses

   Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds

                                               Notes to Financial Statements  15

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

   may own different proportions of the Underlying Funds at different times, the amount of the fees and expenses incurred indirectly by the Funds will vary.

   Class allocation

   The Fund offers the following classes of shares: Class C and Class S. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

   Guarantees

   In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3. INVESTMENT TRANSACTIONS

   During the period ended October 31, 2004, purchases and sales of the Underlying Funds were as follows:

                   FUND                        PURCHASES               SALES
   --------------------------------------------------------------------------------
   Tax-Managed Global Equity              $        10,179,686   $        12,065,185

4. RELATED PARTIES

   Advisor and Administrator

   FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company.

   The Fund is permitted to invest its cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Fund's objectives) in the Frank Russell Investment Company Money Market Fund. As of October 31, 2004, the Fund had no amount invested in the Money Market Fund.

   The Fund is charged an advisory fee equal to 0.20% of average daily net assets. For the period ended October 31, 2004, the Advisor contractually agreed to waive the advisory fee at least through February 28, 2005. The Advisor does not have the ability to recover amounts waived from the year ended October 31, 2004, or previous periods. The administrative fee was charged to the Underlying Funds in accordance with the special servicing agreements discussed below.

   Operating expenses include those expenses arising from accounting, administrative, custody, auditing, legal, trustee and transfer agent services. They do not include expenses attributable to advisory fees (which are currently waived by FRIMCo), any Rule 12b-1 distribution fee, any shareholder service fees, or any nonrecurring extraordinary expenses. The Fund's operating expenses are borne either by the Underlying Funds in which the Fund invests or by FRIMCo. This arrangement is governed by special servicing agreements among each of the affected Funds and FRIMCo. Those agreements are entered into on a yearly basis and must be re-approved annually by the Investment Company's Board of Trustees.

   Special Servicing Agreement

   A special servicing agreement was entered into in February 1999 by the Advisor and approved annually by the Funds' Board of Trustees. The special servicing agreement is between the Tax-Managed Global Equity Fund and the Underlying Funds in which the Fund invests. In accordance with the special services agreement, expenses from the operation of the Fund are borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by the Fund. No Underlying Funds will be charged expenses that exceed the estimated savings to each respective Underlying Fund. These estimated savings appear in the form of reduced transfer agent costs resulting from the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Funds. Rather than having each investor open a shareholder account to invest individually in the Underlying Funds, the Fund acts as omnibus accounts combining thousands of individual shareholder accounts into a single account. This benefits the Underlying Funds, by significantly reducing the number of shareholder

 16  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

   accounts that need to be maintained, and by the omnibus accounts' netting out the trades of individual shareholders to a point where the Fund only executes one trade each day with each Underlying Fund. In the event that the financial benefits to the Underlying Funds do not exceed aggregate expenses of the Fund, the Advisor will reimburse the respective Underlying Funds.

   For the period ended October 31, 2004, the special servicing expense pushed down to the Underlying Funds amounted to $180,044.

   Transfer agent

   The Investment Company has a contract with FRIMCo to provide transfer agent services to the Fund. The Underlying Funds have borne this expense.

   Distributor and Shareholder Servicing

   Pursuant to the Distribution Agreement with the Investment Company, Russell Fund Distributors, Inc. ("Distributor"), a wholly-owned subsidiary of FRIMCo, serves as distributor for all Investment Company portfolio shares, including Class C and Class S shares of the Fund.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor or any Selling Agents, as defined in the Plan for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of Class C shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.75% of the average daily net assets of the Fund's Class C shares on an annual basis.

   In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Fund may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class C shares of the Fund. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class C shares on an annual basis.

   Accrued Shareholder Servicing and Distribution fees payable to affiliates as of October 31, 2004 were as follows:

                                                 TAX-MANAGED
                                                GLOBAL EQUITY
                                                     FUND
   ------------------------------------------------------------
   Distribution fees                           $          8,328
   Shareholder servicing fees                             2,772
                                               ----------------
                                               $         11,100
                                               ================

   Board of Trustees

   The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 30 funds, and Russell Investment Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee for both FRIC and RIF. The Russell Fund Complex pays each of its Trustees not affiliated with FRIMCo a retainer of $52,000 per year, $5,000 for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each Joint Audit Committee meeting or Nominating and Governance Committee meeting attended in person. The Trustee will receive a $500 fee for attending the meetings by phone instead of receiving the full fee had the member attended in person. Out of pocket expenses are also paid by the Russell Fund Complex. The Lead Trustee is paid a fee of $10,000 per year, and each Committee Chair is paid a fee of $6,000 per year.

                                               Notes to Financial Statements  17

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

   Transactions With Affiliated Companies

   An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Transactions during the period ended October 31, 2004 with Underlying Funds which are or were affiliates are as follows:

                                              PURCHASE            SALES              INCOME         CAPITAL GAINS
                 AFFILIATE                      COST               COST          DISTRIBUTIONS      DISTRIBUTIONS
   ----------------------------------------------------------------------------------------------------------------
   Tax-Managed Global Equity
      Tax-Managed Mid & Small Cap         $      2,027,577   $      2,235,881   $             --   $             --
      Tax-Managed Large Cap                      4,287,225          5,224,695            122,845                 --
                                          ----------------   ----------------   ----------------   ----------------
                                          $      6,314,802   $      7,460,576   $        122,845   $             --
                                          ================   ================   ================   ================

5. FEDERAL INCOME TAXES

   At October 31, 2004, the Fund had a net tax basis capital loss carryforward which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital carryforwards and expiration dates are as follows:

                   FUND                       10/31/10           10/31/11            TOTAL
   ---------------------------------------------------------------------------------------------
   Tax Managed Global Equity              $      2,177,121   $      3,565,354   $      5,742,475

   At October 31, 2004, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

   Cost of Investments                         $     48,847,436
                                               ================
   Unrealized Appreciation                     $             --
   Unrealized Depreciation                           (1,468,464)
                                               ----------------
   Net Unrealized Appreciation (Depreciation)  $     (1,468,464)
                                               ================
   Undistributed Long-Term Capital Gains
   (Capital Loss Carryforward)                 $     (5,742,475)

   Tax Composition of Distributions:

   Ordinary Income                             $        327,111

 18  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands)

   Share transactions for the period October 31, 2004 and the period ended October 31, 2003 were as follows:

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2004                2003                2004                2003
   TAX-MANAGED GLOBAL EQUITY                      -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 421               1,365   $           3,451   $           8,773
      Proceeds from reinvestment of
         distributions                                            1                  --                  10                  --
      Payments for shares redeemed                             (424)             (1,498)             (3,484)             (9,531)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    (2)               (133)                (23)               (758)
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                                 952               3,006               7,887              19,264
      Proceeds from reinvestment of
         distributions                                           38                  25                 309                 155
      Payments for shares redeemed                           (1,201)             (3,594)            (10,008)            (23,236)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                  (211)               (563)             (1,812)             (3,817)
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                                (213)               (696)  $          (1,835)  $          (4,575)
                                                  =================   =================   =================   =================

7. LINE OF CREDIT

   Each of the Funds of the Investment Company share in a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Funds are charged an annual commitment fee of .125% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Funds. Interest is calculated at the Federal Fund Rate plus .50% annually. The Fund may borrow up to a maximum of 33.33% of the value of its net assets under the agreement. The agreement will expire December 22, 2004 and will be reviewed at such time for possible renewal. The Fund did not have any drawdowns during the period ended October 31, 2004.

8. BENEFICIAL INTEREST

   As of October 31, 2004, the following table includes one shareholder with shares of beneficial interest of greater than 10% of the total outstanding shares of the Fund:

                   FUND                    # OF SHAREHOLDERS             %
   --------------------------------------------------------------------------------
   Tax-Managed Global Equity                       1                   17.1

9. DIVIDENDS

   On December 21, 2004, the Funds declared the following dividends from net investment income and capital gains, respectively, payable on December 27, 2004 to shareholders on record December 22, 2004.

                                                                 NET INVESTMENT     SHORT-TERM       LONG-TERM
                              FUNDS                                  INCOME       CAPITAL GAINS    CAPITAL GAINS
   --------------------------------------------------------------------------------------------------------------
   Tax-Managed Global Equity -- Class C                          $           --   $           --   $           --
   Tax-Managed Global Equity -- Class S                                  0.0842               --               --

                                               Notes to Financial Statements  19

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Frank Russell Investment Company:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Managed Global Equity Fund (one of the portfolios constituting Frank Russell Investment Company, hereafter referred to as the "Fund") at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Seattle, Washington
December 22, 2004

 20  Report of Independent Registered Public Accounting Firm

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

TAX INFORMATION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   For the tax year ended October 31, 2004, the Funds hereby designate 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

   The Form 1099 you receive in January 2005 will show the tax status of all distributions paid to your account in calendar 2004.

                                                             Tax Information  21

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

SHAREHOLDER REQUESTS FOR OTHER INFORMATION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
   A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available
   (i) without charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Fund's website at www.russell.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

   The Fund will file its complete schedule of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available (i) without charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Fund's website at www.russell.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, and (iv) the Securities and Exchange Commission's public reference room.

   Financial Statements of the Underlying Funds can be obtained by calling the Office of Shareholder Inquiries at (800) 787-7354.

 22  Shareholder Requests for Other Information

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 30 funds, and Russell Investment Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers.

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES AND INTERESTED TRUSTEE EMERITUS
----------------------------------------------------------------------------------------------------------------------------
 *George F. Russell,  Trustee Emeritus  Until            - Director Emeritus, FRC              35         None
  Jr.,                and Chairman      resignation or   - Chairman Emeritus, FRIC and
  Born July 3, 1932   Emeritus since    removal            RIF
                      1999                               - Chairman Emeritus, Frank
  909 A Street                                             Russell Securities, Inc.
  Tacoma, Washington                                     - Chairman Emeritus, Russell
  98402-1616                                               20/20 Association
                                                         - Chairman Emeritus, Frank
                                                           Russell Trust Company
                                                         - Director Emeritus FRIMCo
                                                         - Chairman of Sunshine
                                                           Management Services, LLC
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 *Lynn L. Anderson,   Trustee since     Appointed until  - Vice Chairman, FRC                  35         - Trustee, The
  Born April 22,      1987              successor is     - Chairman of the Board,                           SsgA Funds
  1939                                  duly elected       Trustee, FRIC and RIF                            (investment
                      Chairman of the   and qualified    - CEO and Chairman of the                          company)
  909 A Street        Board since 1999                     Board, Russell Fund
  Tacoma, Washington                    Until successor    Distributors, Inc. and
  98402-1616                            is chosen and      FRIMCo
                                        qualified by     - Trustee, President and
                                        trustees           Chairman of the Board, SsgA
                                                           Funds (investment company)
                                                         - Director, Chairman of the
                                                           Board, Frank Russell Trust
                                                           Company
                                                         - Director, Frank Russell
                                                           Investments (Ireland)
                                                           Limited and Frank Russell
                                                           Investments (Cayman) Ltd.
                                                         - Until October, 2002,
                                                           President and CEO, FRIC and
                                                           RIF
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 *Michael J.A.        Trustee Since     Appointed until  - 1990-2003, President, FRC,          35         None
  Phillips,           2002              successor is     - 1993-2003, CEO, FRC
  Born January 20,                      duly elected     - Chairman of the Board and
  1948                                  and qualified.     Director, FRC
                                                         - Trustee, FRIC and RIF
  909 A Street                                           - Director, FRTC and Frank
  Tacoma, Washington                                       Russell Capital Inc.
  98402-1616                                             - Director/Chairman, Frank
                                                           Russell Investments
                                                           (Delaware), Inc.
                                                         - Director, Chairman of The
                                                           Board and President, Russell
                                                           20/20 Association
                                                         - Director, Frank Russell
                                                           Company Pty. Limited, Frank
                                                           Russell Japan Co., Ltd.,
                                                           Frank Russell Investments
                                                           (Suisse), S.A., and Frank
                                                           Russell Company Limited
----------------------------------------------------------------------------------------------------------------------------



* Each of Messrs. Russell, Anderson and Phillips is also an officer of an affiliate of FRIC and RIF and is therefore an interested trustee.

                              Disclosure of Information about Fund Directors  23

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES AND INDEPENDENT TRUSTEES EMERITUS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Paul E. Anderson,    Trustee since     Appointed until  - 1996 to present, President,         35         None
 Born October 15,     1984              successor is       Anderson Management Group
 1931                                   duly elected       LLC (private investments
                                        and qualified      consulting)
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul Anton, Ph.D.,   Trustee Emeritus  Five year term   - Retired since 1997                  35         None
 Born December 1,     since 2003                         - Trustee of FRIC and RIF
 1919                                                      Until 2002

 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 William E. Baxter,   Trustee Emeritus  Five year term   - Retired since 1986                  35         None
 Born June 8, 1925    since 2004                         - Trustee of FRIC and RIF
                                                           Until 2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Kristianne Blake,    Trustee since     Appointed until  - President, Kristianne Gates         35         - Trustee WM Group
 Born January 22,     2000              successor is       Blake, P.S. (accounting                          of Funds
 1954                                   duly elected       services)                                        (investment
                                        and qualified                                                       company);
 909 A Street                                                                                             - Director, Avista
 Tacoma, Washington                                                                                         Corp
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Daniel P. Connealy   Trustee since     Appointed until  - 2004, Senior Vice President         35         - Director, Gold
 Born June 6, 1946    2003              successor is       and Chief Financial Officer,                     Banc
                                        duly elected       Waddell & Reed Financial,                        Corporation,
 909 A Street                           and qualified      Inc.                                             Inc.
 Tacoma, Washington                                      - 2001-2003, Vice President
 98402-1616                                                and Chief Financial Officer,
                                                           Janus Capital Group Inc.
                                                         - 1979-2001, Audit and
                                                           Accounting Partner,
                                                           PricewaterhouseCoopers LLP
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Jonathan Fine        Trustee since     Appointed until  - President and Chief                 35         None
 Born July 8, 1954    2004              successor is       Executive Officer, United
                                        duly elected       Way of King County, WA
 909 A Street                           and qualified    - 1996-2000, Chief Executive
 Tacoma, Washington                                        Officer, Seattle/King County
 98402-1616                                                Chapter of the American Red
                                                           Cross
----------------------------------------------------------------------------------------------------------------------------

 24  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES AND INDEPENDENT TRUSTEES EMERITUS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Lee C. Gingrich,     Trustee since     Appointed until  - Retired since 1995                  35         None
 Born October 6,      1984              successor is
 1930                                   duly elected
                                        and qualified
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Eleanor W. Palmer,   Trustee Emeritus  Five year term   - Retired since 1981                  35         None
 Born May 5, 1926     since 2004                         - Trustee of FRIC and RIF
                                                           Until 2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Raymond P.           Trustee since     Appointed until  - Currently, President,               35         None
 Tennison, Jr.        2000              successor is       Simpson Investment Company
 Born December 21,                      duly elected       and several additional
 1955                                   and qualified      subsidiary companies,
                                                           including Simpson Timber
 909 A Street                                              Company, Simpson Paper
 Tacoma, Washington                                        Company and Simpson Tacoma
 98402-1616                                                Kraft Company
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Julie W. Weston,     Trustee since     Appointed until  - Retired since 2000                  35         None
 Born October 2,      2002              successor is     - 1987 to 2000, Arbitrator,
 1943                                   duly elected       The American Arbitration
                                        and qualified      Association Commercial Panel
                                                         - 1995 to 1999, Hearing
                                                           Officer, University of
                                                           Washington
                                                         - 1987 to 2002, Director,
                                                           Smith Barney Fundamental
                                                           Value Fund
----------------------------------------------------------------------------------------------------------------------------

                              Disclosure of Information about Fund Directors  25

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                with Fund and         Term                        Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
 J. David Greenwald             Chief Compliance  Until successor  - Chief Compliance Officer, FRIC
 Born September 24, 1957        Officer since     is chosen and    - Chief Compliance Officer, RIF
                                2004              qualified by     - Chief Compliance Officer, FRIMCo
 909 A Street                                     Trustees         - 2003-2004 Vice President and Head of Fund Compliance,
 Tacoma, Washington                                                  ING Funds LLC
 98402-1616                                                        - 1996-2003 Director of Mutual Fund Compliance and
                                                                     Operations, American Skandia, Inc
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Leonard P. Brennan,            President and     Until successor  - President and CEO, FRIC
 Born October 11, 1959          Chief Executive   is chosen and    - President and CEO, RIF
                                Officer since     qualified by     - Director, Russell Fund Distributors, Inc., Frank
 909 A Street                   2002              Trustees           Russell Company, S.A., Frank Russell Investments
 Tacoma, Washington                                                  (Singapore) Private Limited and Frank Russell
 98402-1616                                                          Investments (UK) Limited
                                                                   - Director, President and CEO, FRIMCo
                                                                   - Director and COO, Frank Russell Company Limited and
                                                                     Russell Systems Limited
                                                                   - President, Russell Insurance Agency, Inc.
                                                                   - 1995 to present, Managing Director of International
                                                                     Operations of FRC
                                                                   - 1995-2003 Managing Director, Europe, Africa and
                                                                     Middle East
                                                                   - 1998-2003 Managing Director, International
                                                                     Operations, FRC
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark E. Swanson,               Treasurer and     Until successor  - Treasurer and Chief Accounting Officer, FRIC and RIF
 Born November 26, 1963         Chief Accounting  is chosen and      1998 to present,
                                Officer since     qualified by     - Director, Funds Administration, FRIMCo and Frank
 909 A Street                   1998              Trustees           Russell Trust Company
 Tacoma, Washington                                                - Treasurer, SsgA Funds (investment company);
 98402-1616                                                        - Manager, Funds Accounting and Taxes, Russell Fund
                                                                     Distributors, Inc.
                                                                   - April 1996 to August 1998, Assistant Treasurer, FRIC
                                                                     and RIF; November 1995 to July 1998, Assistant
                                                                     Secretary, SsgA Funds; February 1997 to July 1998,
                                                                     Manager, Funds Accounting and Taxes, FRIMCo
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Randall P. Lert,               Director of       Until removed    - Director of Investments, FRIC and RIF
 Born October 3, 1953           Investments       by Trustees      - Chief Portfolio Strategist, FRIMCo
                                since 1991                         - Chief Investment Officer, Frank Russell Trust Company
 909 A Street                                                      - Director, FRIMCo and Russell Fund Distributors, Inc.
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Karl J. Ege,                   Secretary and     Until removed    - Secretary and General Counsel, FRIC, RIF, FRIMCo,
 Born October 8, 1941           General Counsel   by Trustees        Frank Russell Trust Company and Russell Fund
                                since 1994                           Distributors, Inc.
 909 A Street                                                      - Director, Secretary and General Counsel, Frank
 Tacoma, Washington                                                  Russell Capital Inc.
 98402-1616                                                        - Director and Secretary, Russell 20-20 Association
--------------------------------------------------------------------------------------------------------------------------

 26  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                with Fund and         Term                        Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
 Mark D. Amberson,              Director of       Until removed    - Director of Short-Term Investment Funds, FRIC, RIF,
 Born July 20, 1960             Short-Term        by Trustees        FRIMCo and Frank Russell Trust Company
                                Investment Funds                   - From 1991 to 2001, Portfolio Manager, FRIC, RIF,
 909 A Street                   since 2001                           FRIMCo and Frank Russell Trust Company
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------

                              Disclosure of Information about Fund Directors  27

TAX-MANAGED GLOBAL EQUITY FUND

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

--------------------------------------------------------------------------------

TRUSTEES
 Lynn L. Anderson, Chairman
 Paul E. Anderson
 Kristianne Blake
 Daniel P. Connealy
 Jonathan Fine
 Lee C. Gingrich
 Michael J.A. Phillips
 Raymond P. Tennison, Jr.
 Julie W. Weston

TRUSTEES EMERITUS
 George F. Russell, Jr.
 Paul Anton, PhD
 William E. Baxter
 Eleanor W. Palmer

OFFICERS
 Lynn L. Anderson, Chairman of the Board
 Leonard P. Brennan, President and Chief Executive Officer
 David Greenwald, Chief Compliance Officer
 Karl J. Ege, Secretary
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Tom F. Hanly, Chief Investment Officer
 Randall P. Lert, Director of Investments
 Mark D. Amberson, Director of Short Term Investment Funds
 Melodie B. Zakaluk, Director, U.S. Operations
 Gregory J. Lyons, Assistant Secretary
 Mary Beth Rhoden, Assistant Secretary
 Margaret A. Foster, Assistant Secretary
 David J. Craig, Assistant Treasurer
 Sean P. DeLaat, Assistant Treasurer

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CONSULTANT
 Frank Russell Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Allan Forbes Building
 150 Newport Avenue AFB35
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800)787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
 PricewaterhouseCoopers LLP.
 1420 5th Avenue
 Suite 1900
 Seattle, WA 98101

MONEY MANAGERS OF UNDERLYING FUNDS

Quantitative Equity Fund
 Aronson + Johnson + Ortiz, LP, Philadelphia, PA
 Barclays Global Fund Advisors, San Francisco, CA
 Franklin Portfolio Associates, LLC, Boston, MA
 Jacobs Levy Equity Management, Inc., Florham Park, NJ

Tax-Managed Large Cap Fund
 Kayne Anderson Rudnick Investment Management, LLC, Los Angeles, CA John A. Levin & Co., Inc., New York, NY
 J.P. Morgan Investment Management Inc., New York, NY
 Sands Capital Management, Inc., Arlington, VA

Tax-Managed Mid & Small Cap Fund
 Chartwell Investment Partners, Berwyn, PA
 Netols Asset Management, Inc., Mequon, WI
 Parametric Portfolio Associates LLC, Seattle, WA
 Turner Investment Partners, Inc., Berwyn, PA
 Westcap Investors, LLC, Los Angeles, CA

Emerging Markets Fund
 Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, New York, NY Arrowstreet Capital, Limited Partnership, Cambridge, MA
 Genesis Asset Managers, LLP, Guernsey, Channel Islands
 T. Rowe Price International, Inc., Baltimore, MD
 Wells Capital Management Inc., San Francisco, CA

 28  Manager, Money Managers and Service Providers

TAX-MANAGED GLOBAL EQUITY FUND

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

--------------------------------------------------------------------------------

International Securities Fund

 Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, New York, NY AQR Capital Management, LLC, New York, NY
 Axiom International Investors LLC, Greenwich, CT
 Capital International, Inc., Los Angeles, CA
 Fidelity Management & Research Company, Boston, MA
 Marvin & Palmer Associates, Inc., Wilmington, DE
 Mondrian Investment Partners Limited, London, England
 Oechsle International Advisors, LLC, Boston, MA
 The Boston Company Asset Management, LLC, Boston, MA

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                               Manager, Money Managers and Service Providers  29

                      (This page intentionally left blank)

(RUSSELL LOGO)

Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495
www.russell.com                                              36-08-086 (1 10/04)

LIFEPOINTS(R) FUNDS
                                                FRANK RUSSELL INVESTMENT COMPANY





2004 Annual Report

CLASS A, C, D, E, AND S SHARES

EQUITY AGGRESSIVE STRATEGY FUND
AGGRESSIVE STRATEGY FUND
BALANCED STRATEGY FUND
MODERATE STRATEGY FUND
CONSERVATIVE STRATEGY FUND



OCTOBER 31, 2004



                                                                  (RUSSELL LOGO)

Frank Russell Investment Company

Frank Russell Investment Company is a "series mutual fund" with 30 different investment portfolios. These financial statements report on five Funds, each of which has distinct investment objectives and strategies.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

Frank Russell Company

Consultant to Frank Russell Investment Management Company.

                                  [Blank Page]

                        Frank Russell Investment Company

                              LifePoints(R) Funds

                                 Annual Report

                                October 31, 2004

                               Table of Contents

                                                                            Page
Letter to Our Clients................................................         3

Equity Aggressive Strategy Fund......................................         4

Aggressive Strategy Fund.............................................        10

Balanced Strategy Fund...............................................        16

Moderate Strategy Fund...............................................        22

Conservative Strategy Fund...........................................        28

Statement of Assets and Liabilities..................................        34

Statement of Operations..............................................        36

Statement of Changes in Net Assets...................................        38

Financial Highlights.................................................        40

Notes to Financial Highlights........................................        50

Notes to Financial Statements........................................        51

Report of Independent Registered Public Accounting Firm..............        64

Tax Information......................................................        65

Shareholder Requests for Other Information...........................        66

Disclosure of Information about Fund Directors.......................        67

Manager, Money Managers and Service Providers........................        72

Frank Russell Investment Company - LifePoints Funds

Copyright(c) Frank Russell Company 2004. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. Performance and yields are reported net of investment advisory fees but gross of investment services fees, descriptions of which can be obtained from the investment advisor. Investment services fees and other account expenses will reduce performance (e.g., an investment services fee of 0.2% off average managed assets will reduce a 10.0% global return to 9.8%). The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

                                  [Blank Page]

TO OUR CLIENTS



Thank you for selecting Russell to help provide for your financial security. As you read Frank Russell Investment Company's 2004 Annual Report, we ask that you take this opportunity to review the value Russell's investment approach provides.

Today, as well as tomorrow, our approach remains consistent. We continue to maintain our long-term focus, strategic diversification, active management, and goal-oriented planning.

In 2005, and beyond, our commitment to you remains the same. Our mutual funds offer the Russell approach to investors of all types. Our purpose is to be one of the reasons that you and your family view the future with confidence.

Thank you for your continued support and for choosing Russell, GLOBAL LEADERS IN MULTI-MANAGER(TM) INVESTING.

                                                       Letter to Our Clients   3

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) EQUITY AGGRESSIVE STRATEGY FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

Growth of a $10,000 Investment
[PERFORMANCE LINE GRAPH]

                                                  LIFEPOINTS(R) EQUITY
                                               AGGRESSIVE STRATEGY FUND -
                                                        CLASS E              RUSSELL 1000(R) INDEX**          MSCI EAFE***
                                               --------------------------    -----------------------          ------------
Inception*                                           $   10000                    $   10000                   $   10000
1997                                                      9480                         9676                        9234
1998                                                     10114                        11584                       10152
1999                                                     12204                        14547                       12525
2000                                                     13164                        15864                       12191
2001                                                     10174                        11733                        9183
2002                                                      8948                        10020                        7995
2003                                                     11265                        12256                       10200
2004                                                     12598                        13400                       12165
Yearly periods ended October 31

Equity Aggressive Strategy Fund - Class A #
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,192              11.92%
5 Years                $      10,503               0.99%sec.
Inception              $      12,818               3.56%sec.

Equity Aggressive Strategy Fund - Class C ++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,094              10.94%
5 Years                $       9,938              (0.13)%sec.
Inception              $      12,053               2.67%sec.

Equity Aggressive Strategy Fund - Class D +
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,159              11.59%
5 Years                $      10,200               0.40%sec.
Inception              $      12,403               3.08%sec.

Equity Aggressive Strategy Fund - Class E
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,183              11.83%
5 Years                $      10,323               0.64%sec.
Inception              $      12,598               3.31%sec.

Equity Aggressive Strategy Fund - Class S +++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,209              12.09%
5 Years                $      10,468               0.92%sec.
Inception              $      12,775               3.51%sec.

Russell 1000(R) Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,933               9.33%
5 Years                $       9,212              (1.63)%sec.
Inception              $      13,400               4.22%sec.

MSCI EAFE Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,927              19.27%
5 Years                $       9,713              (0.58)%sec.
Inception              $      12,165               2.81%sec.

 4  LifePoints(R) Equity Aggressive Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) EQUITY AGGRESSIVE STRATEGY FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to provide high long term capital appreciation.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDING OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2004, the LifePoints(R) Equity Aggressive Strategy Fund Class E, Class D, Class C, Class S and Class A shares gained 11.83%, 11.59%, 10.94%, 12.09% and 11.92% respectively. This compared to the
Russell 1000(R) Index, which gained 9.33%, during the same period. Index returns are unmanaged and do not include expenses of any kind.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MANAGERS.

The Fund is a fund of funds and its performance is based on the performance of the underlying mutual funds in which it invests. Performance of the underlying funds investing in equity securities was driven by rallies in large capitalization U.S. equity markets, small capitalization U.S. equity markets, U.S. real estate markets, non-U.S. markets and emerging markets. Underlying equity fund performance was moderated by the U.S. and non-U.S. equity markets' preference for low valuation stocks with low reported earnings and for companies with high dividends which were not favored by underlying fund money managers. The underlying funds' policy of being fully invested in the markets also boosted returns.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THEY ARE POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

U.S. and non-U.S. equity money managers of the underlying funds favored companies they expected would benefit from an economic recovery. They maintained these long-term preferences even as short-term market reactions rewarded defensive, higher yielding companies. Emerging market money managers of the underlying funds invested using strategies intended to benefit from global expectations of an economic recovery for which companies in emerging markets would be suppliers of raw materials. Real estate money managers of the underlying funds benefited from cash flows into their asset class from investors seeking higher yields than were available on the bond markets.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE MULTI-MANAGER FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

Within the Fund's equity allocation, the underlying funds' sector weights and stock selection contributed most to performance. Yet, the underlying equity funds' money managers slight bias in favor of companies with faster projected earnings growth than their benchmark average detracted from returns of the underlying funds.

An allocation to underlying funds investing in non-US developed markets contributed to the Fund's absolute returns, yet these underlying funds lagged the broad non-U.S. market. Non-U.S. developed markets endured inconsistent trends, while the money managers of the underlying funds maintained a consistent bias in favor of companies expected to benefit from economic growth. Emerging markets money managers of the underlying funds contributed to performance by overweighting both markets with smaller capitalizations and securities of companies that do business mostly in their own local markets. Real estate money managers of the underlying funds contributed to performance through security selection among the property sector, especially in regional malls and industrials.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR STOCK/ BOND SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

The U.S. equity markets were challenging for those active managers who focused on companies with positive projected earnings growth, average-to-low stock price valuations relative to their industry average and other fundamental investment criteria. The underlying funds' money managers favored these companies and were thus out-of-sync with the market, which favored energy and commodity sectors as well as interest-sensitive stocks, such as, REITs, utilities and financial services companies.

Non-U.S. developed and emerging equity markets outperformed U.S. equity markets and U.S. bonds, which added positively to the Fund's absolute returns. Within these markets, however, many active managers, including those of the underlying funds, lagged the broad market because of the small number of stocks responsible for the market performance. In emerging markets, the underlying funds' money managers contributed to performance from security selection and country allocation decisions in a favorable market environment. The emerging markets environment was particularly favorable for value style money managers.

The real estate money managers of the underlying funds faced a difficult market environment for security selection due to unusual volatility and unanticipated interest rate movements. Yet the underlying real estate fund outpaced the broad real estate market due to the money managers' focus on earnings quality and growth potential.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of Frank Russell Investment Management Company (FRIMCo), or

                                LifePoints(R) Equity Aggressive Strategy Fund  5

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) EQUITY AGGRESSIVE STRATEGY FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

any other person in FRIMCo or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and FRIMCo disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for a Frank Russell Investment Company (FRIC) Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any FRIC Fund.

                              --------------------

* Equity Aggressive Strategy Fund Class E commenced operations on September 30, 1997. Index comparison began October 1, 1997.

** Russell 1000 Index includes the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Index represents the universe of stocks from which most active money managers typically select. The Russell 1000 Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

***   Morgan Stanley Capital International Europe, Australia, Far East (MSCI
      EAFE) Index is an index composed of an arithmetic, market value-weighted average of the performance of approximately 1,600 securities listed on the stock exchange of the countries of Europe, Australia, and the Far East. The index is calculated on a total-return basis, which included reinvestment of gross dividends before deduction of withholding taxes.

+ Equity Aggressive Strategy Fund Class E performance has been linked with Class D to provide historical perspective. From March 24, 1998 (commencement of sale) through the current period, Class D paid shareholder servicing and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++ Equity Aggressive Strategy Fund Class E and Class D performance has been linked with Class C to provide historical perspective. From February 11, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

+++ Equity Aggressive Strategy Fund Class E performance has been linked with Class S to provide historical perspective. From September 30, 1997 through January 31, 2000, performance results include shareholder service fees paid by Class E. Total return would have been higher had these fees not been in effect during prior reporting periods.

# Equity Aggressive Strategy Fund Class E performance has been linked with Class A to provide historical perspective. From March 4, 2003 (commencement of sale) through the current period, Class A paid Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods. Class A returns exclude the effects of sales charges. If sales charges were included, the total return would have been lower.

sec.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 6  LifePoints(R) Equity Aggressive Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) EQUITY AGGRESSIVE STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS ANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS A                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,011.56      $     1,023.74
Expenses Paid During
Period*                       $         1.26      $         1.27

* Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,006.91      $     1,019.97
Expenses Paid During
Period*                       $         5.04      $         5.08

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS D                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,009.98      $     1,022.49
Expenses Paid During
Period*                       $         2.53      $         2.54

* Expenses are equal to the Fund's annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,011.65      $     1,023.74
Expenses Paid During
Period*                       $         1.26      $         1.27

* Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                LifePoints(R) Equity Aggressive Strategy Fund  7

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) EQUITY AGGRESSIVE STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE, CONTINUED -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,012.10      $     1,025.00
Expenses Paid During
Period*                       $         0.00      $         0.00

* Expenses are equal to the Fund's annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

 8  LifePoints(R) Equity Aggressive Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) EQUITY AGGRESSIVE STRATEGY FUND

SCHEDULE OF INVESTMENTS -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.8%
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

Domestic Equities - 70.8%
Diversified Equity Fund                             5,276,248         209,678
Quantitative Equity Fund                            5,974,280         209,876
Real Estate Securities Fund                         1,139,427          50,021
Special Growth Fund                                   819,487          43,343
                                                                 ------------
                                                                      512,918
                                                                 ------------

International Equities - 29.0%
Emerging Markets Fund                               2,801,999          36,286
International Securities Fund                       3,054,501         173,618
                                                                 ------------
                                                                      209,904
                                                                 ------------

TOTAL INVESTMENTS - 99.8%
(identified cost $630,904)                                            722,822

OTHER ASSETS AND LIABILITIES,
NET - 0.2%                                                              1,579
                                                                 ------------

NET ASSETS - 100.0%                                                   724,401
                                                                 ============

                                                     % OF
                                                     NET
PORTFOLIO SUMMARY (UNAUDITED)                       ASSETS
-------------------------------------------------------------
Domestic Equities                                        70.8
International Equities                                   29.0
                                                 ------------
Total Investments                                        99.8
Other Assets and Liabilities, Net                         0.2
                                                 ------------

Net Assets                                              100.0
                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                LifePoints(R) Equity Aggressive Strategy Fund  9

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) AGGRESSIVE STRATEGY FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

Growth of a $10,000 Investment
[PERFORMANCE LINE GRAPH]

                                           LIFEPOINTS(R)
                                        AGGRESSIVE STRATEGY      RUSSELL 1000(R)                                 LB AGGREGATE
                                           FUND - CLASS E            INDEX***             MSCI EAFE**              BOND****
                                        -------------------      ---------------          -----------            ------------
Inception*                                $    10000              $   10000               $  10000               $  10000
1997                                            9750                   9676                   9234                  10145
1998                                           10293                  11584                  10152                  11092
1999                                           12027                  14547                  12525                  11151
2000                                           12952                  15864                  12191                  11966
2001                                           10829                  11733                   9183                  13708
2002                                            9893                  10020                   7995                  14514
2003                                           12159                  12256                  10200                  15226
2004                                           13462                  13400                  12165                  16069
Yearly periods ended Ocotober 31

Aggressive Strategy Fund - Class A #
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,076              10.76%
5 Years                $      11,198               2.29%sec.
Inception              $      13,468               4.27%sec.

Aggressive Strategy Fund - Class C ++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,990               9.90%
5 Years                $      10,781               1.51%sec.
Inception              $      12,861               3.59%sec.

Aggressive Strategy Fund - Class D +
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,041              10.41%
5 Years                $      11,052               2.02%sec.
Inception              $      13,243               4.02%sec.

Aggressive Strategy Fund - Class E
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,072              10.72%
5 Years                $      11,193               2.28%sec.
Inception              $      13,462               4.26%sec.

Aggressive Strategy Fund - Class S +++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,099              10.99%
5 Years                $      11,324               2.52%sec.
Inception              $      13,620               4.43%sec.

MSCI EAFE Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,927              19.27%
5 Years                $       9,713              (0.58)%sec.
Inception              $      12,165               2.81%sec.

Russell 1000(R) Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,933               9.33%
5 Years                $       9,212              (1.63)%sec.
Inception              $      13,400               4.22%sec.

Lehman Brothers Aggregate Bond Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,553               5.53%
5 Years                $      14,410               7.58%sec.
Inception              $      16,069               6.92%sec.

 10  LifePoints(R) Aggressive Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) AGGRESSIVE STRATEGY FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to provide high long term capital appreciation with low current income.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDING OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2004, the LifePoints(R) Aggressive Strategy Fund Class E, Class D, Class C, Class S and Class A shares gained 10.72%, 10.41%, 9.90%, 10.99% and 10.76% respectively. This compared to the
Russell 1000(R) Index, which gained 9.33% during the same period. Index returns are unmanaged and do not include expenses of any kind.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MANAGERS.

The Fund is a fund of funds and its performance is based on the performance of the underlying mutual funds in which it invests. Performance of the underlying funds investing in equity securities was driven by rallies in large capitalization U.S. equity markets, small capitalization U.S. equity markets, U.S. real estate markets, non-U.S. markets and emerging markets. Underlying equity fund performance was moderated by the U.S. and non-U.S. equity markets' preference for low valuation stocks with low reported earnings and for companies with high dividends which were not favored by underlying fund money managers. The Fund's allocation to fixed income underlying funds contributed positively to performance due to an overweight in corporate bonds yet dampened returns relative to other funds with higher allocations to equities. The underlying funds' policy of being fully invested in the markets also boosted returns.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THEY ARE POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

U.S. and non-U.S. equity money managers of the underlying funds favored companies they expected would benefit from an economic recovery. They maintained these long-term preferences even as short-term market reactions rewarded defensive, higher yielding companies. Fixed income money managers of the underlying funds began the fiscal year by overweighting investment and non-investment grade non-Treasury bonds, primarily corporate bonds. As the corporate bond sector outperformed, the underlying funds' money managers sold corporate bonds and purchased Treasury bonds, thereby reducing the overweights. Emerging market money managers of the underlying funds invested using strategies intended to benefit from global expectations of an economic recovery for which companies in emerging markets would be suppliers of raw materials. Real estate money managers of the underlying funds benefited from cash flows into their asset class from investors seeking higher yields than were available on the bond markets.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE MULTI-MANAGER FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

Within the Fund's equity allocation, the underlying funds' sector weights and stock selection contributed most to performance. Yet, the underlying equity funds' money managers' slight bias in favor of companies with faster projected earnings growth than their benchmark average detracted from returns of the underlying funds. U.S. fixed income managers of the underlying funds contributed to performance with overweights to corporate bonds and through security selection. However, their performance was decreased somewhat by favoring shorter durations relative to the benchmark in the expectation that interest rates of all maturities would rise during 2004.

An allocation to underlying funds investing in non-U.S. developed markets contributed to the Fund's absolute returns, yet these underlying funds lagged the broad non-U.S. market. Non-U.S. developed markets endured inconsistent trends, while the money managers of the underlying funds maintained a consistent bias in favor of companies expected to benefit from economic growth. Emerging markets money managers of the underlying funds contributed to performance by overweighting both markets with smaller capitalizations and securities of companies that do business mostly in their own local markets. Real estate money managers of the underlying funds contributed to performance through security selection among the property sector, especially in regional malls and industrials.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR STOCK/BOND SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

The U.S. equity markets were challenging for those active managers who focused on companies with positive projected earnings growth, average-to-low stock price valuations relative to their industry average and other fundamental investment criteria. The underlying funds' money managers favored these companies and were thus out-of-sync with the market, which favored energy and commodity sectors as well as interest-sensitive stocks, such as, REITs, utilities and financial services companies.

U.S. bond managers investing only in investment grade bonds, including those of the underlying funds, employed defensive investment strategies in anticipation of rising interest rates. Rates were highly volatile and did not rise as they expected. As a result, these managers slightly lagged the Lehman Brothers Aggregate Bond Index. Holdings by underlying fund money managers with mandates allowing investments in both investment and non-investment grade bonds and emerging

                                      LifePoints(R) Aggressive Strategy Fund  11

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) AGGRESSIVE STRATEGY FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

market debt helped to offset this underperformance and contributed to performance.

Non-U.S. developed and emerging equity markets outperformed U.S. equity markets and U.S. bonds, which added positively to the Fund's absolute returns. Within these markets, however, many active managers, including those of the underlying funds, lagged the broad market because of the small number of stocks responsible for the market performance. In emerging markets, the underlying funds' money managers contributed to performance from security selection and country allocation decisions in a favorable market environment. The emerging markets environment was particularly favorable for value style money managers.

The real estate money managers of the underlying funds faced a difficult market environment for security selection due to unusual volatility and unanticipated interest rate movements. Yet the underlying real estate fund outpaced the broad real estate market due to the money managers' focus on earnings quality and growth potential.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of Frank Russell Investment Management Company (FRIMCo), or any other person in FRIMCo or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and FRIMCo disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for a Frank Russell Investment Company (FRIC) Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any FRIC Fund.

                              --------------------
* Aggressive Strategy Fund Class E commenced operations on September 16, 1997. Index comparison began October 1, 1997.

**    Morgan Stanley Capital International Europe, Australia, Far East (MSCI
      EAFE) Index is an index composed of an arithmetic, market value-weighted average of the performance of approximately 1,600 securities listed on the stock exchange of the countries of Europe, Australia, and the Far East. The index is calculated on a total-return basis, which included reinvestment of gross dividends before deduction of withholding taxes.

*** Russell 1000 Index includes the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Index represents the universe of stocks from which most active money managers typically select. The Russell 1,000 Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

**** Lehman Brothers Aggregate Bond Index is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

+ Aggressive Strategy Fund Class E performance has been linked with Class D to provide historical perspective. From March 24, 1998 (commencement of sale) through the current period, Class D paid shareholder servicing and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++ Aggressive Strategy Fund Class E and Class D performance has been linked with Class C to provide historical perspective. From January 29, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

+++ Aggressive Strategy Fund Class E performance has been linked with Class S to provide historical perspective. From September 16, 1997 through February 1, 2000, performance results include shareholder service fees paid by Class E. Total return would have been higher had these fees not been in effect during prior reporting periods.

# Aggressive Strategy Fund Class E performance has been linked with Class A to provide historical perspective. From March 10, 2003 (commencement of sale) through the current period, Class A paid Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods. Class A returns exclude the effects of sales charges. If sales charges were included, the total return would have been lower.

sec.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 12  LifePoints(R) Aggressive Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) AGGRESSIVE STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS ANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS A                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,013.93      $     1,023.74
Expenses Paid During
Period*                       $         1.27      $         1.27

* Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,008.57      $     1,019.97
Expenses Paid During
Period*                       $         5.05      $         5.08

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS D                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,011.61      $     1,022.49
Expenses Paid During
Period*                       $         2.53      $         2.54

* Expenses are equal to the Fund's annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,013.77      $     1,023.74
Expenses Paid During
Period*                       $         1.27      $         1.27

* Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                      LifePoints(R) Aggressive Strategy Fund  13

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) AGGRESSIVE STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE, CONTINUED -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,014.90      $     1,025.00
Expenses Paid During
Period*                       $         0.00      $         0.00

* Expenses are equal to the Fund's annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

 14  LifePoints(R) Aggressive Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) AGGRESSIVE STRATEGY FUND

SCHEDULE OF INVESTMENTS -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.8%
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

Bonds - 19.9%
Multistrategy Bond Fund                            28,836,430         307,108
                                                                 ------------
Domestic Equities - 56.9%
Diversified Equity Fund                             8,912,215         354,171
Quantitative Equity Fund                           10,099,289         354,788
Real Estate Securities Fund                         2,093,551          91,907
Special Growth Fund                                 1,451,611          76,776
                                                                 ------------
                                                                      877,642
                                                                 ------------

International Equities - 23.0%
Emerging Markets Fund                               4,768,340          61,750
International Securities Fund                       5,153,657         292,934
                                                                 ------------
                                                                      354,684
                                                                 ------------

TOTAL INVESTMENTS - 99.8%
(identified cost $1,401,375)                                        1,539,434

OTHER ASSETS AND LIABILITIES,
NET - 0.2%                                                              3,512
                                                                 ------------

NET ASSETS - 100.0%                                                 1,542,946
                                                                 ============

                                                     % OF
                                                     NET
PORTFOLIO SUMMARY (UNAUDITED)                       ASSETS
-------------------------------------------------------------
Bonds                                                    19.9
Domestic Equities                                        56.9
International Equities                                   23.0
                                                 ------------
Total Investments                                        99.8
Other Assets and Liabilities, Net                         0.2
                                                 ------------

Net Assets                                              100.0
                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                      LifePoints(R) Aggressive Strategy Fund  15

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) BALANCED STRATEGY FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
Growth of a $10,000 Investment
[PERFORMANCE LINE GRAPH]

                                           LIFEPOINTS(R)
                                         BALANCED STRATEGY                                LB AGGREGATE         RUSSELL 1000(R)
                                           FUND - CLASS E          MSCI EAFE**              BOND***               INDEX****
                                         -----------------         -----------            ------------         ---------------
Inception*                                   $ 10000                $ 10000                $ 10000              $   10000
1997                                            9870                   9234                  10145                   9676
1998                                           10619                  10152                  11092                  11584
1999                                           11868                  12525                  11151                  14547
2000                                           12744                  12191                  11966                  15864
2001                                           11650                   9183                  13708                  11733
2002                                           11099                   7995                  14514                  10020
2003                                           13097                  10200                  15226                  12256
2004                                           14347                  12165                  16069                  13400

Yearly periods ended October 31

Balanced Strategy Fund - Class A #
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,949               9.49%
5 Years                $      12,083               3.85%sec.
Inception              $      14,341               5.19%sec.

Balanced Strategy Fund - Class C ++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,882               8.82%
5 Years                $      11,653               3.10%sec.
Inception              $      13,725               4.54%sec.

Balanced Strategy Fund - Class D +
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,925               9.25%
5 Years                $      11,936               3.60%sec.
Inception              $      14,134               4.97%sec.

Balanced Strategy Fund - Class E
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,954               9.54%
5 Years                $      12,089               3.86%sec.
Inception              $      14,347               5.19%sec.

Balanced Strategy Fund - Class S +++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,982               9.82%
5 Years                $      12,235               4.11%sec.
Inception              $      14,521               5.37%sec.

MSCI EAFE Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,927              19.27%
5 Years                $       9,713              (0.58)%sec.
Inception              $      12,165               2.81%sec.

Lehman Brothers Aggregate Bond Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,553               5.53%
5 Years                $      14,410               7.58%sec.
Inception              $      16,069               6.92%sec.

Russell 1000(R) Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,933               9.33%
5 Years                $       9,212              (1.63)%sec.
Inception              $      13,400               4.22%sec.

 16  LifePoints(R) Balanced Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) BALANCED STRATEGY FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to provide above average capital appreciation and a moderate level of current income.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDING OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2004, the LifePoints(R) Balanced Strategy Fund Class E, Class D, Class C, Class S and Class A shares gained 9.54%, 9.25%, 8.82%, 9.82% and 9.49% respectively. This compared to the Lehman Brothers Aggregate Bond Index, which gained 5.53%, during the same period. Index returns are unmanaged and do not include expenses of any kind.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MANAGERS.

The Fund is a fund of funds and its performance is based on the performance of the underlying mutual funds in which it invests. Performance of the underlying funds, investing in equity securities was driven by rallies in large capitalization U.S. equity markets, small capitalization U.S. equity markets, U.S. real estate markets, non-U.S. markets and emerging markets. Underlying equity fund performance was moderated by the U.S. and non-U.S. equity market's preference for low valuation stocks with low reported earnings, and for companies with high dividends which were not favored by underlying fund money managers. The Fund's allocation to fixed income underlying funds contributed positively to performance due to an overweight in corporate bonds, yet dampened returns relative to other funds with higher allocations to equities. The underlying fund's policy of being fully invested in the markets also boosted returns.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THEY ARE POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

U.S. and non-U.S. equity money managers of the underlying funds favored companies they expected would benefit from an economic recovery. They maintained these long-term preferences even as short-term market reactions rewarded defensive, higher yielding companies. Fixed income money managers of the underlying funds began the fiscal year by overweighting investment and non-investment grade non-Treasury bonds, primarily corporate bonds. As the corporate bond sector outperformed, the underlying funds' money managers sold corporate bonds and purchased Treasury bonds, thereby reducing the overweights. Emerging market money managers of the underlying funds invested using strategies intended to benefit from global expectations of an economic recovery for which companies in emerging markets would be suppliers of raw materials. Real estate money managers of the underlying funds benefited from cash flows into their asset class from investors seeking higher yields than were available on the bond markets.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE MULTI-MANAGER FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

Within the Fund's equity allocation, the underlying funds' sector weights and stock selection contributed most to performance. Yet, the underlying equity funds' money managers' slight bias in favor of companies with faster projected earnings growth than their benchmark average detracted from returns of the underlying funds. U.S. fixed income managers of the underlying funds contributed to performance with overweights to corporate bonds and through security selection. However their performance was decreased somewhat by favoring shorter durations relative to the benchmark in the expectation that interest rates of all maturities would rise during 2004.

An allocation to underlying funds investing in non-U.S. developed markets contributed to the Fund's absolute return, yet these underlying funds lagged the broad non-U.S. market. Non-US developed markets endured inconsistent trends, while the money managers of the underlying funds maintained a consistent bias in favor of companies expected to benefit from economic growth. Emerging markets money managers of the underlying funds contributed to performance by overweighting both markets with smaller capitalizations and securities of companies that do business mostly in their own local markets. Real estate money managers of the underlying funds contributed to performance through security selection among the property sector, especially in regional malls and industrials.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR STOCK/BOND SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

The U.S. equity markets were challenging for those active managers who focused on companies with positive projected earnings growth, average-to-low stock price valuations relative to their industry average and other fundamental investment criteria. The underlying funds' money managers favored these companies and were thus out-of-sync with the market, which favored energy and commodity sectors as well as interest-sensitive stocks, such as, REITs, utilities and financial services companies.

U.S. bond managers investing only in investment grade bonds, including those of the underlying funds, employed defensive investment strategies in anticipation of rising interest rates. Rates were highly volatile and did not rise as they expected. As a result, these managers slightly lagged the Lehman Brothers Aggregate Bond Index. Holdings by underlying fund managers with mandates allowing investments in both investment and non-investment grade bonds and emerging market debt helped

                                        LifePoints(R) Balanced Strategy Fund  17

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) BALANCED STRATEGY FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

to offset this underperformance and contributed to performance.

Non-U.S. developed and emerging equity markets outperformed U.S. equity markets and U.S. bonds, which added positively to the Fund's absolute returns. Within these markets, however, many active managers, including those of the underlying funds, lagged the broad market because of the small number of stocks responsible for the market performance. In emerging markets, the underlying funds' money managers contributed to performance from security selection and country allocation decisions in a favorable market environment. The emerging markets environment was particularly favorable for value style money managers.

The real estate money managers of the underlying funds faced a difficult market environment for security selection due to unusual volatility and unanticipated interest rate movements. Yet the underlying real estate fund outpaced the broad real estate market due to the money managers' focus on earnings quality and growth potential.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of Frank Russell Investment Management Company (FRIMCo), or any other person in FRIMCo or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and FRIMCo disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for a Frank Russell Investment Company (FRIC) Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any FRIC Fund.

                              --------------------

* Balanced Strategy Fund Class E commenced operations on September 16, 1997. Index comparison began October 1, 1997.

**    Morgan Stanley Capital International Europe, Australia, Far East (MSCI
      EAFE) Index is an index composed of an arithmetic, market value-weighted average of the performance of approximately 1,600 securities listed on the stock exchange of the countries of Europe, Australia, and the Far East. The index is calculated on a total-return basis, which included reinvestment of gross dividends before deduction of withholding taxes.

*** Lehman Brothers Aggregate Bond Index is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

**** Russell 1000 Index includes the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Index represents the universe of stocks from which most active money managers typically select. The Russell 1000 Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

+ Balanced Strategy Fund Class E performance has been linked with Class D to provide historical perspective. From March 24, 1998 (commencement of sale) through the current period, Class D paid shareholder servicing and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++ Balanced Strategy Fund Class E and Class D performance has been linked with Class C to provide historical perspective. From January 29, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

+++ Balanced Strategy Fund Class E performance has been linked with Class S to provide historical perspective. From September 16, 1997 through January 31, 2000, performance results include shareholder service fees paid by Class E. Total return would have been higher had these fees not been in effect during prior reporting periods.

# Balanced Strategy Fund Class E performance has been linked with Class A to provide historical perspective. From March 4, 2003 (commencement of sale) through the current period, Class A paid Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods. Class A returns exclude the effects of sales charges. If sales charges were included, the total return would have been lower.

sec.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 18  LifePoints(R) Balanced Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) BALANCED STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS ANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS A                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,014.28      $     1,023.74
Expenses Paid During
Period*                       $         1.27      $         1.27

* Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,010.69      $     1,019.97
Expenses Paid During
Period*                       $         5.05      $         5.08

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS D                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,012.91      $     1,022.49
Expenses Paid During
Period*                       $         2.53      $         2.54

* Expenses are equal to the Fund's annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,015.00      $     1,023.74
Expenses Paid During
Period*                       $         1.27      $         1.27

* Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                        LifePoints(R) Balanced Strategy Fund  19

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) BALANCED STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE, CONTINUED -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,016.19      $     1,025.00
Expenses Paid During
Period*                       $         0.00      $         0.00

* Expenses are equal to the Fund's annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

 20  LifePoints(R) Balanced Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) BALANCED STRATEGY FUND

SCHEDULE OF INVESTMENTS -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.9%
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

Bonds - 39.7%
Diversified Bond Fund                              20,240,454         486,581
Multistrategy Bond Fund                            45,693,621         486,637
                                                                 ------------
                                                                      973,218
                                                                 ------------

Domestic Equities - 41.2%
Diversified Equity Fund                             9,932,447         394,715
Quantitative Equity Fund                           11,249,211         395,185
Real Estate Securities Fund                         2,799,457         122,896
Special Growth Fund                                 1,865,248          98,653
                                                                 ------------
                                                                    1,011,449
                                                                 ------------

International Equities - 19.0%
Emerging Markets Fund                               5,689,138          73,674
International Securities Fund                       6,906,471         392,564
                                                                 ------------
                                                                      466,238
                                                                 ------------

TOTAL INVESTMENTS - 99.9%
(identified cost $2,202,450)                                        2,450,905

OTHER ASSETS AND LIABILITIES,
NET - 0.1%                                                              3,674
                                                                 ------------

NET ASSETS - 100.0%                                                 2,454,579
                                                                 ============

                                                     % OF
                                                     NET
PORTFOLIO SUMMARY (UNAUDITED)                       ASSETS
-------------------------------------------------------------
Bonds                                                    39.7
Domestic Equities                                        41.2
International Equities                                   19.0
                                                 ------------
Total Investments                                        99.9
Other Assets and Liabilities, Net                         0.1
                                                 ------------

Net Assets                                              100.0
                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                        LifePoints(R) Balanced Strategy Fund  21

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) MODERATE STRATEGY FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
Growth of a $10,000 Investment
[PERFORMANCE LINE GRAPH]

                                           LIFEPOINTS(R)
                                         MODERATE STRATEGY       RUSSELL 1000(R)      MERRILL LYNCH 1-2.99       LB AGGREGATE
                                           FUND - CLASS E            INDEX**           YEAR TREASURY****           BOND***
                                         -----------------       ---------------      --------------------       ------------
Inception*                                     10000                  10000                  10000                  10000
1997                                            9810                   9676                  10074                  10145
1998                                           10585                  11584                  10850                  11092
1999                                           11477                  14547                  11175                  11151
2000                                           12300                  15864                  11854                  11966
2001                                           12030                  11733                  13138                  13708
2002                                           11883                  10020                  13781                  14514
2003                                           13331                  12256                  14058                  15226
2004                                           14244                  13400                  14301                  16069

Yearly periods ended October 31

Moderate Strategy Fund - Class A #
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,687               6.87%
5 Years                $      12,427               4.44%sec.
Inception              $      14,263               5.14%sec.

Moderate Strategy Fund - Class C ++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,600               6.00%
5 Years                $      11,952               3.63%sec.
Inception              $      13,626               4.46%sec.

Moderate Strategy Fund - Class D +
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,655               6.55%
5 Years                $      12,254               4.14%sec.
Inception              $      14,012               4.88%sec.

Moderate Strategy Fund - Class E
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,685               6.85%
5 Years                $      12,411               4.41%sec.
Inception              $      14,244               5.12%sec.

Moderate Strategy Fund - Class S +++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,703               7.03%
5 Years                $      12,541               4.63%sec.
Inception              $      14,394               5.28%sec.

Russell 1000(R) Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,933               9.33%
5 Years                $       9,212              (1.63)%sec.
Inception              $      13,400               4.22%sec.

Merrill Lynch 1-2.99 Years Treasury Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,173               1.73%
5 Years                $      12,797               5.06%sec.
Inception              $      14,301               5.18%sec.

Lehman Brothers Aggregate Bond Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,553               5.53%
5 Years                $      14,410               7.58%sec.
Inception              $      16,069               6.92%sec.

 22  LifePoints(R) Moderate Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) MODERATE STRATEGY FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to provide high current income and moderate long term capital appreciation.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDING OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2004, the LifePoints(R) Moderate Strategy Fund Class E, Class D, Class C, Class S and Class A shares gained 6.85%, 6.55%, 6.00%, 7.03% and 6.87% respectively. This compared to the Merrill Lynch U.S. Treasuries 1-3 Year Index which gained 1.73%, during the same period. Index returns are unmanaged and do not include expenses of any kind.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MANAGERS.

The Fund is a fund of funds and its performance is based on the performance of the other underlying mutual funds in which it invests. The Fund's allocation to fixed income underlying funds contributed positively to performance due to an overweight in corporate bonds yet dampened returns relative to other funds with higher allocations to equities. Performance of the underlying funds investing in equity securities was driven by rallies in large capitalization U.S. equity markets, small capitalization U.S. equity markets, U.S. real estate markets, non-U.S. markets. Underlying equity fund performance was moderated by the U.S. and non-U.S. equity markets' preference for low valuation stocks with low reported earnings and for companies with high dividends which were not favored by underlying fund money managers. The underlying funds' policy of being fully invested in the markets also boosted returns.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THEY ARE POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

Fixed income money managers of the underlying funds began the fiscal year by overweighting investment and non-investment grade non-Treasury bonds, primarily corporate bonds. As the corporate bond sector outperformed, the underlying funds' money managers sold corporate bonds and purchased Treasury bonds, thereby reducing the overweights. U.S. and non-U.S. equity money managers of the underlying funds favored companies they expected would benefit from an economic recovery. They maintained these long-term preferences even as short-term market reactions rewarded defensive, higher yielding companies. Real estate money managers of the underlying funds benefited from cash flows into their asset class from investors seeking higher yields than were available on the bond markets.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE MULTI-MANAGER FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

U.S. fixed income managers of the underlying funds contributed to performance with overweights to corporate bonds and through security selection. However, their performance was decreased somewhat by favoring shorter durations relative to the benchmark in the expectation that interest rates of all maturities would rise during 2004.

Within the Fund's equity allocation, the underlying funds' sector weights and stock selection contributed most to performance. Yet, the underlying equity funds' money managers' slight bias in favor of companies with faster projected earnings growth than their benchmark average detracted from returns of the underlying funds.

An allocation to underlying funds investing in non-U.S. developed markets contributed to the Fund's absolute returns, yet these underlying funds lagged the broad non-U.S. market. Non-U.S. developed markets endured inconsistent trends, while the money managers of the underlying funds maintained a consistent bias in favor of companies expected to benefit from economic growth. Real estate money managers of the underlying funds contributed to performance through security selection among the property sector, especially in regional malls and industrials.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR STOCK/BOND SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

U.S. bond managers investing only in investment grade bonds, including those of the underlying funds, employed defensive investment strategies in anticipation of rising interest rates. Rates were highly volatile and did not rise as they expected. As a result, these managers slightly lagged the Lehman Brothers Aggregate Bond Index. Holdings by underlying fund money managers with mandates allowing investments in both investment and non-investment grade bonds and emerging market debt helped to offset this underperformance and contributed to performance.

The U.S. equity markets were challenging for those active managers who focused on companies with positive projected earnings growth, average-to-low stock price valuations relative to their industry average and other fundamental investment criteria. The underlying funds' money managers favored these companies and were thus out-of-sync with the market, which favored energy and commodity sectors as well as interest-sensitive stocks, such as, REITs, utilities and financial services companies.

Non-U.S. developed and emerging equity markets outperformed U.S. equity markets and U.S. bonds, which added positively to the Fund's absolute returns. Within these markets, however, many active managers, including those of the underlying funds, lagged the broad market because of the small number of stocks responsible for the market performance.

The real estate money managers of the underlying funds faced a difficult market environment for security selection due to unusual volatility and unanticipated interest rate movements. Yet the underlying real estate fund outpaced the broad real estate market due to the money managers' focus on earnings quality and growth potential.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of

                                        LifePoints(R) Moderate Strategy Fund  23

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) MODERATE STRATEGY FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

Frank Russell Investment Management Company (FRIMCo), or any other person in FRIMCo or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and FRIMCo disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for a Frank Russell Investment Company (FRIC) Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any FRIC Fund.

                              --------------------
* Moderate Strategy Fund Class E commenced operations on October 2, 1997. Index comparison began October 1, 1997.

** Russell 1000 Index includes the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Index represents the universe of stocks from which most active money managers typically select. The Russell 1000 Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

*** Lehman Brothers Aggregate Bond Index is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

**** Merrill Lynch 1-2.99 Year Treasury Index is an index composed of approximately 160 issues in the form of publicly placed, coupon-bearing US Treasury debt. Issues must carry a term to maturity of at least one year and par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement periods.

+ Moderate Strategy Fund Class E performance has been linked with Class D to provide historical perspective. From March 24, 1998 (commencement of sale) through the current period, Class D paid shareholder servicing and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++ Moderate Strategy Fund Class E and Class D performance has been linked with Class C to provide historical perspective. From February 11, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

+++ Moderate Strategy Fund Class E performance has been linked with Class S to provide historical perspective. From October 2, 1997 through February 1, 2000, performance results include shareholder service fees paid by Class
      E. Total return would have been higher had these fees not been in effect during prior reporting periods.

# Moderate Strategy Fund Class E performance has been linked with Class A to provide historical perspective. From March 5, 2003 (commencement of sale) through the current period, Class A paid Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods. Class A returns exclude the effects of sales charges. If sales charges were included, the total return would have been lower.

sec.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 24  LifePoints(R) Moderate Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) MODERATE STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS ANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS A                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,011.48      $     1,023.74
Expenses Paid During
Period*                       $         1.26      $         1.27

* Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,005.96      $     1,019.97
Expenses Paid During
Period*                       $         5.04      $         5.08

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS D                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,009.22      $     1,022.49
Expenses Paid During
Period*                       $         2.53      $         2.54

* Expenses are equal to the Fund's annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,011.35      $     1,023.74
Expenses Paid During
Period*                       $         1.26      $         1.27

* Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                        LifePoints(R) Moderate Strategy Fund  25

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) MODERATE STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE, CONTINUED -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,011.57      $     1,025.00
Expenses Paid During
Period*                       $         0.00      $         0.00

* Expenses are equal to the Fund's annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

 26  LifePoints(R) Moderate Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) MODERATE STRATEGY FUND

SCHEDULE OF INVESTMENTS -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.7%
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

Bonds - 59.4%
Diversified Bond Fund                               7,720,361         185,597
Short Duration Bond Fund                           11,886,807         226,681
                                                                 ------------
                                                                      412,278
                                                                 ------------

Domestic Equities - 29.3%
Diversified Equity Fund                             1,941,205          77,143
Quantitative Equity Fund                            2,197,747          77,207
Real Estate Securities Fund                           635,529          27,900
Special Growth Fund                                   396,537          20,973
                                                                 ------------
                                                                      203,223
                                                                 ------------

International Equities - 11.0%
International Securities Fund                       1,347,372          76,585
                                                                 ------------

TOTAL INVESTMENTS - 99.7%
(identified cost $639,775)                                            692,086

OTHER ASSETS AND LIABILITIES,
NET - 0.3%                                                              2,391
                                                                 ------------

NET ASSETS - 100.0%                                                   694,477
                                                                 ============

                                                     % OF
                                                     NET
PORTFOLIO SUMMARY (UNAUDITED)                       ASSETS
-------------------------------------------------------------
Bonds                                                    59.4
Domestic Equities                                        29.3
International Equities                                   11.0
                                                 ------------
Total Investments                                        99.7
Other Assets and Liabilities, Net                         0.3
                                                 ------------

Net Assets                                              100.0
                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                        LifePoints(R) Moderate Strategy Fund  27

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) CONSERVATIVE STRATEGY FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
Growth of a $10,000 Investment
[PERFORMANCE LINE GRAPH]

                                               LIFEPOINTS(R) CONSERVATIVE   MERRILL LYNCH 1-2.99 YEAR
                                                STRATEGY FUND - CLASS E            TREASURY**             LB AGGREGATE BOND***
                                               --------------------------   -------------------------     --------------------
Inception*                                               10000                        10000                       10000
1998                                                     10686                        10770                       10934
1999                                                     11256                        11093                       10992
2000                                                     12032                        11767                       11794
2001                                                     12539                        13041                       13512
2002                                                     12763                        13680                       14307
2003                                                     13699                        13954                       15009
2004                                                     14326                        14196                       15839
Yearly periods ended October 31

Conservative Strategy Fund - Class A #
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,462               4.62%
5 Year                 $      12,729               4.94%sec.
Inception              $      14,328               5.28%sec.

Conservative Strategy Fund - Class C ++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,387               3.87%
5 Year                 $      12,259               4.15%sec.
Inception              $      13,695               4.60%sec.

Conservative Strategy Fund - Class D +
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,423               4.23%
5 Year                 $      12,584               4.70%sec.
Inception              $      14,093               5.03%sec.

Conservative Strategy Fund - Class E
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,457               4.57%
5 Year                 $      12,727               4.94%sec.
Inception              $      14,326               5.28%sec.

Conservative Strategy Fund - Class S +++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,482               4.82%
5 Year                 $      12,886               5.20%sec.
Inception              $      14,504               5.47%sec.

Merrill Lynch 1-2.99 Years Treasury Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,173               1.73%
5 Year                 $      12,797               5.06%sec.
Inception              $      14,196               5.13%sec.

Lehman Brothers Aggregate Bond Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,553               5.53%
5 Year                 $      14,410               7.58%sec.
Inception              $      15,839               6.79%sec.

 28  LifePoints(R) Conservative Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) CONSERVATIVE STRATEGY FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to provide high current income and low long term capital appreciation.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDING OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2004, the LifePoints(R) Conservative Strategy Fund Class E, Class D, Class C, Class S and Class A shares gained 4.57%, 4.23%, 3.87%, 4.82% and 4.62% respectively. This compared to the Merrill Lynch U.S. Treasuries 1-3 Year Index which gained 1.73%, during the same period. Index returns are unmanaged and do not include expenses of any kind.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MANAGERS.

The Fund is a fund of funds and its performance is based on the performance of the underlying mutual funds in which it invests. The Fund's allocation to fixed income underlying funds contributed positively to performance due to an overweight in corporate bonds yet dampened returns relative to other funds with higher allocations to equities. Performance of the underlying funds investing in equity securities was driven by rallies in large capitalization U.S. equity markets, U.S. real estate markets, and non-U.S. markets. Underlying equity fund performance was moderated by the U.S. and non-U.S. equity markets' preference for low valuation stocks with low reported earnings and for companies with high dividends which were not favored by underlying fund money managers. The underlying funds' policy of being fully invested in the markets also boosted returns.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THEY ARE POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

Fixed income money managers of the underlying funds began the fiscal year by overweighting investment and non-investment grade non-Treasury bonds, primarily corporate bonds. As the corporate bond sector outperformed, the underlying funds' money managers sold corporate bonds and purchased Treasury bonds, thereby reducing the overweights. U.S. and non-U.S. equity money managers of the underlying funds favored companies they expected would benefit from an economic recovery. They maintained these long-term preferences even as short-term market reactions rewarded defensive, higher yielding companies. Real estate money managers of the underlying funds benefited from cash flows into their asset class from investors seeking higher yields than were available on the bond markets.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE MULTI-MANAGER FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

U.S. fixed income managers of the underlying funds contributed to performance with overweights to corporate bonds and through security selection. However, their performance was decreased somewhat by favoring shorter durations relative to the benchmark in the expectation that interest rates of all maturities would rise during 2004.

An allocation to underlying funds investing in non-U.S. developed markets contributed to the Fund's absolute returns, yet these underlying funds lagged the broad non-U.S. market. Non-U.S. developed markets endured inconsistent trends, while the money managers of the underlying funds maintained a consistent bias in favor of companies expected to benefit from economic growth. Real estate money managers of the underlying funds contributed to performance through security selection among the property sector, especially in regional malls and industrials.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR STOCK/BOND SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

U.S. bond managers investing only in investment grade bonds, including those of the underlying funds, employed defensive investment strategies in anticipation of rising interest rates. Rates were highly volatile and did not rise as they expected. As a result, these managers slightly lagged the Lehman Brothers Aggregate Bond Index. Holdings by underlying fund money managers with mandates allowing investments in both investment and non-investment grade bonds and emerging market debt helped to offset this underperformance and contributed to performance.

The U.S. equity markets were challenging for those active managers who focused on companies with positive projected earnings growth, average-to-low stock price valuations relative to their industry average and other fundamental investment criteria. The underlying funds' money managers favored these companies and were thus out-of-sync with the market, which favored energy and commodity sectors as well as interest-sensitive stocks, such as, REITs, utilities and financial services companies.

Non-U.S. developed equity markets outperformed U.S. equity markets and U.S. bonds, which added positively to the Fund's absolute returns. Within these markets, however, many active managers, including those of the underlying funds, lagged the broad market because of the small number of stocks responsible for the market performance.

The real estate money managers of the underlying funds faced a difficult market environment for security selection due to unusual volatility and unanticipated interest rate movements.

                                    LifePoints(R) Conservative Strategy Fund  29

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) CONSERVATIVE STRATEGY FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

Yet the underlying real estate fund outpaced the broad real estate market due to the money managers' focus on earnings quality and growth potential.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of Frank Russell Investment Management Company (FRIMCo), or any other person in FRIMCo or any other affiliated organization.

These views are subject to change at any time based upon market conditions or other events, and FRIMCo disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for a Frank Russell Investment Company (FRIC) Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any FRIC Fund.

                              --------------------
* Conservative Strategy Fund Class E commenced operations on November 7, 1997. Index comparison began November 1, 1997.

** Merrill Lynch 1-2.99 Year Treasury Index is an index composed of approximately 160 issues in the form of publicly placed, coupon-bearing US Treasury debt. Issues must carry a term to maturity of at least one year and par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement periods.

*** Lehman Brothers Aggregate Bond Index is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

+ Conservative Strategy Fund Class E performance has been linked with Class D to provide historical perspective. From March 24, 1998 (commencement of sale) through the current period, Class D paid shareholder servicing and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++ Conservative Strategy Fund Class E and Class D performance has been linked with Class C to provide historical perspective. From February 11, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

+++ Conservative Strategy Fund Class E performance has been linked with Class S to provide historical perspective. From November 7, 1997 through February 14, 2000, performance results include shareholder service fees paid by Class E. Total return would have been higher had these fees not been in effect during prior reporting periods.

# Conservative Strategy Fund Class E performance has been linked with Class A to provide historical perspective. From March 3, 2003 (commencement of sale) through the current period, Class A paid Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods. Class A returns exclude the effects of sales charges. If sales charges were included, the total return would have been lower.

sec.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 30  LifePoints(R) Conservative Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) CONSERVATIVE STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS ANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS A                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,008.10      $     1,023.74
Expenses Paid During
Period*                       $         1.26      $         1.27

* Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,004.47      $     1,019.97
Expenses Paid During
Period*                       $         5.04      $         5.08

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS D                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,006.08      $     1,022.49
Expenses Paid During
Period*                       $         2.52      $         2.54

* Expenses are equal to the Fund's annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,007.78      $     1,023.74
Expenses Paid During
Period*                       $         1.26      $         1.27

* Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                    LifePoints(R) Conservative Strategy Fund  31

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) CONSERVATIVE STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE, CONTINUED -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,009.65      $     1,025.00
Expenses Paid During
Period*                       $         0.00      $         0.00

* Expenses are equal to the Fund's annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

 32  LifePoints(R) Conservative Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) CONSERVATIVE STRATEGY FUND

SCHEDULE OF INVESTMENTS -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.8%
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

Bonds - 79.8%
Diversified Bond Fund                               4,322,707         103,918
Short Duration Bond Fund                           14,375,405         274,139
                                                                 ------------
                                                                      378,057
                                                                 ------------

Domestic Equities - 17.0%
Diversified Equity Fund                               835,758          33,213
Quantitative Equity Fund                              945,076          33,201
Real Estate Securities Fund                           323,548          14,204
                                                                 ------------
                                                                       80,618
                                                                 ------------

International Equities - 3.0%
International Securities Fund                         249,993          14,209
                                                                 ------------

TOTAL INVESTMENTS - 99.8%
(identified cost $447,502)                                            472,884

OTHER ASSETS AND LIABILITIES,
NET - 0.2%                                                                973
                                                                 ------------

NET ASSETS - 100.0%                                                   473,857
                                                                 ============

                                                     % OF
                                                     NET
PORTFOLIO SUMMARY (UNAUDITED)                       ASSETS
-------------------------------------------------------------
Bonds                                                    79.8
Domestic Equities                                        17.0
International Equities                                    3.0
                                                 ------------
Total Investments                                        99.8
Other Assets and Liabilities, Net                         0.2
                                                 ------------

Net Assets                                              100.0
                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                    LifePoints(R) Conservative Strategy Fund  33

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

STATEMENT OF ASSETS AND LIABILITIES -- OCTOBER 31, 2004

                                                                           EQUITY AGGRESSIVE
Amounts in thousands                                                         STRATEGY FUND
----------------------------------------------------------------------------------------------
ASSETS
Investments, at identified cost                                           $            630,904
----------------------------------------------------------------------------------------------
Investments, at market                                                                 722,822
Receivables:
      Investments sold                                                                     111
      Fund shares sold                                                                   4,558
                                                                          --------------------
Total assets                                                                           727,491
                                                                          --------------------

LIABILITIES
Payables:
      Investments purchased                                                                 --
      Fund shares redeemed                                                               2,796
      Accrued fees to affiliates                                                           294
                                                                          --------------------
Total liabilities                                                                        3,090
                                                                          --------------------

NET ASSETS                                                                $            724,401
                                                                          ====================
Net Assets Consist of:
Accumulated net realized gain (loss)                                      $            (55,708)
Unrealized appreciation (depreciation) on investments                                   91,918
Shares of beneficial interest                                                              784
Additional paid-in capital                                                             687,407
                                                                          --------------------
NET ASSETS                                                                $            724,401
                                                                          ====================

NET ASSET VALUE, offering and redemption price per share:
   Net asset value per share: Class A*                                    $               9.42
   Maximum offering price per share (Net asset value plus sales charge
     of 5.75%): Class A                                                   $               9.99
      Class A -- Net assets                                               $         43,147,408
      Class A -- Shares outstanding ($.01 par value)                                 4,581,946
   Net asset value per share: Class C*                                    $               9.07
      Class C -- Net assets                                               $        192,211,257
      Class C -- Shares outstanding ($.01 par value)                                21,188,456
   Net asset value per share: Class D*                                    $               9.27
      Class D -- Net assets                                               $        225,186,863
      Class D -- Shares outstanding ($.01 par value)                                24,296,920
   Net asset value per share: Class E*                                    $               9.27
      Class E -- Net assets                                               $        152,589,200
      Class E -- Shares outstanding ($.01 par value)                                16,465,770
   Net asset value per share: Class S*                                    $               9.37
      Class S -- Net assets                                               $        111,265,837
      Class S -- Shares outstanding ($.01 par value)                                11,869,459
----------------------------------------------------------------------------------------------
* Net asset value per share equals class level net assets divided class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

 34  Statement of Assets and Liabilities

    AGGRESSIVE STRATEGY    BALANCED STRATEGY    MODERATE STRATEGY    CONSERVATIVE STRATEGY
           FUND                  FUND                 FUND                   FUND
------------------------------------------------------------------------------------------
      $    1,401,375        $    2,202,450       $      639,775         $      447,502
------------------------------------------------------------------------------------------
           1,539,434             2,450,905              692,086                472,884
                  --                    --                   --                     --
               7,787                10,621                4,195                  2,003
      --------------        --------------       --------------         --------------
           1,547,221             2,461,526              696,281                474,887
      --------------        --------------       --------------         --------------

               2,170                 3,991                  829                    718
               1,509                 1,988                  709                    144
                 596                   968                  266                    168
      --------------        --------------       --------------         --------------
               4,275                 6,947                1,804                  1,030
      --------------        --------------       --------------         --------------

      $    1,542,946        $    2,454,579       $      694,477         $      473,857
      ==============        ==============       ==============         ==============

      $      (32,743)       $      (54,482)      $       (9,095)        $       (1,216)
             138,059               248,455               52,311                 25,382
               1,551                 2,374                  661                    444
           1,436,079             2,258,232              650,600                449,247
      --------------        --------------       --------------         --------------
      $    1,542,946        $    2,454,579       $      694,477         $      473,857
      ==============        ==============       ==============         ==============

      $         9.95        $        10.33       $        10.50         $        10.65
      $        10.56        $        10.96       $        11.14         $        11.30
      $  154,884,479        $  281,685,008       $   55,049,061         $   20,709,311
          15,571,602            27,255,518            5,244,920              1,944,975
      $         9.89        $        10.29       $        10.45         $        10.61
      $  381,244,772        $  653,463,461       $  146,514,631         $   75,976,574
          38,549,635            63,516,967           14,015,337              7,162,766
      $         9.97        $        10.35       $        10.52         $        10.69
      $  452,501,762        $  676,341,538       $  254,060,114         $  146,229,698
          45,369,844            65,328,882           24,141,100             13,673,848
      $         9.96        $        10.35       $        10.50         $        10.66
      $  307,304,104        $  416,942,198       $  132,821,593         $  187,992,801
          30,867,401            40,281,816           12,651,914             17,632,716
      $        10.00        $        10.39       $        10.52         $        10.70
      $  247,010,735        $  426,147,044       $  106,031,315         $   42,948,718
          24,697,133            41,002,903           10,074,843              4,014,902
------------------------------------------------------------------------------------------


  See accompanying notes which are an integral part of the financial statements.

                                         Statement of Assets and Liabilities  35

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

STATEMENT OF OPERATIONS -- FOR THE FISCAL YEAR ENDED OCTOBER 31, 2004

                                                                          EQUITY AGGRESSIVE
Amounts in thousands                                                        STRATEGY FUND
-------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Income distributions from Underlying Funds                          $           7,286

EXPENSES
      Advisory fees                                                                   1,279
      Administrative fees                                                               318
      Custodian fees                                                                     40
      Distribution fees - Class A                                                        63
      Distribution fees - Class C                                                     1,145
      Distribution fees - Class D                                                       498
      Transfer agent fees                                                               696
      Professional fees                                                                  51
      Registration fees                                                                 135
      Shareholder servicing fees - Class C                                              382
      Shareholder servicing fees - Class D                                              498
      Shareholder servicing fees - Class E                                              401
      Trustees' fees                                                                     19
      Printing fees                                                                      16
      Offering costs - Class A                                                            4
      Miscellaneous                                                                      12
                                                                          -----------------
      Expenses before reductions                                                      5,557
      Expense reductions                                                             (2,570)
                                                                          -----------------
Net expenses                                                                          2,987
                                                                          -----------------
Net investment income (loss)                                                          4,299
                                                                          -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
      Investments                                                                    (7,020)
      Capital gain distributions from Underlying Funds                                  834
                                                                          -----------------
Net realized gain (loss)                                                             (6,186)
Net change in unrealized appreciation (depreciation) on investments                  65,506
                                                                          -----------------
Net realized and unrealized gain (loss)                                              59,320
                                                                          -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS                                                             $          63,619
                                                                          =================

See accompanying notes which are an integral part of the financial statements.

 36  Statement of Operations

    AGGRESSIVE STRATEGY   BALANCED STRATEGY   MODERATE STRATEGY   CONSERVATIVE STRATEGY
           FUND                 FUND                FUND                  FUND
---------------------------------------------------------------------------------------
       $      20,618       $       45,403     $         11,799        $      9,340

               2,467                4,037                1,134                 859
                 609                  997                  280                 214
                  43                   47                   41                  40
                 220                  383                   85                  31
               2,338                4,011                  910                 492
                 902                1,413                  526                 307
               1,168                1,315                  449                 333
                  66                   88                   48                  45
                 217                  276                  118                  89
                 780                1,337                  304                 164
                 902                1,413                  526                 307
                 668                1,009                  284                 478
                  37                   60                   17                  13
                  30                   49                   14                  11
                   4                    4                    4                   4
                  19                   31                    9                   8
       -------------       --------------     ----------------        ------------
              10,470               16,470                4,749               3,395
              (4,660)              (6,904)              (2,114)             (1,616)
       -------------       --------------     ----------------        ------------
               5,810                9,566                2,635               1,779
       -------------       --------------     ----------------        ------------
              14,808               35,837                9,164               7,561
       -------------       --------------     ----------------        ------------

              (3,832)              (8,312)                 (55)                619
               1,906                6,291                1,663                 888
       -------------       --------------     ----------------        ------------
              (1,926)              (2,021)               1,608               1,507
              99,616              138,025               24,258               9,209
       -------------       --------------     ----------------        ------------
              97,690              136,004               25,866              10,716
       -------------       --------------     ----------------        ------------

       $     112,498       $      171,841     $         35,030        $     18,277
       =============       ==============     ================        ============

  See accompanying notes which are an integral part of the financial statements.

                                                     Statement of Operations  37

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

STATEMENT OF CHANGES IN NET ASSETS -- FOR THE FISCAL YEARS ENDED OCTOBER 31,

                                                                                       EQUITY AGGRESSIVE
                                                                                         STRATEGY FUND
                                                                          -------------------------------------------
Amounts in thousands                                                             2004                    2003
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
      Net investment income (loss)                                        $             4,299    $              1,425
      Net realized gain (loss)                                                         (6,186)                (18,378)
      Net change in unrealized appreciation (depreciation)                             65,506                 101,265
                                                                          -------------------    --------------------
Net increase (decrease) in net assets from operations                                  63,619                  84,312
                                                                          -------------------    --------------------

DISTRIBUTIONS
      From net investment income
         Class A                                                                         (146)                     (7)
         Class C                                                                         (797)                    (78)
         Class D                                                                       (1,482)                   (226)
         Class E                                                                       (1,610)                   (763)
         Class S                                                                       (1,016)                   (604)
      From net realized gain
         Class A                                                                           --                      --
         Class C                                                                           --                      --
         Class D                                                                           --                      --
         Class E                                                                           --                      --
         Class S                                                                           --                      --
                                                                          -------------------    --------------------
Net decrease in net assets from distributions                                          (5,051)                 (1,678)
                                                                          -------------------    --------------------

SHARE TRANSACTIONS
      Net increase (decrease) in net assets from share transactions                   184,563                 147,276
                                                                          -------------------    --------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                           243,131                 229,910

NET ASSETS
      Beginning of period                                                             481,270                 251,360
                                                                          -------------------    --------------------

      End of period                                                       $           724,401    $            481,270
                                                                          ===================    ====================

See accompanying notes which are an integral part of the financial statements.

 38  Statement of Changes in Net Assets

         AGGRESSIVE STRATEGY              BALANCED STRATEGY               MODERATE STRATEGY             CONSERVATIVE STRATEGY
                FUND                            FUND                            FUND                            FUND
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2004            2003            2004            2003            2004            2003            2004            2003
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------

    $      14,808   $       4,790   $      35,837   $      17,171   $       9,164   $       5,679   $       7,561   $       4,758
           (1,926)        (17,014)         (2,021)        (30,338)          1,608          (3,992)          1,507           1,764
           99,616         145,154         138,025         204,835          24,258          35,410           9,209          15,230
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          112,498         132,930         171,841         191,668          35,030          37,097          18,277          21,752
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

           (1,015)            (71)         (2,365)           (222)           (571)            (87)           (239)            (33)
           (2,834)           (535)         (7,408)         (3,343)         (1,516)           (942)           (783)           (555)
           (4,386)         (1,068)         (9,658)         (4,205)         (3,286)         (1,746)         (2,034)         (1,006)
           (3,904)         (1,967)         (8,770)         (6,694)         (2,034)         (1,913)         (3,670)         (2,699)
           (3,281)         (1,611)         (7,636)         (4,456)         (1,757)         (1,469)           (835)           (730)
               --              --             (75)             --             (54)             --             (31)             --
               --              --            (266)             --            (232)             --            (222)             --
               --              --            (277)             --            (379)             --            (394)             --
               --              --            (202)             --            (225)             --            (742)             --
               --              --            (179)             --            (175)             --            (137)             --
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          (15,420)         (5,252)        (36,836)        (18,920)        (10,229)         (6,157)         (9,087)         (5,023)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

          572,605         324,158         773,815         639,674         226,452         222,379          76,427         261,289
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

          669,683         451,836         908,820         812,422         251,253         253,319          85,617         278,018

          873,263         421,427       1,545,759         733,337         443,224         189,905         388,240         110,222
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

    $   1,542,946   $     873,263   $   2,454,579   $   1,545,759   $     694,477   $     443,224   $     473,857   $     388,240
    =============   =============   =============   =============   =============   =============   =============   =============

  See accompanying notes which are an integral part of the financial statements.

                                          Statement of Changes in Net Assets  39

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE FISCAL YEARS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                    $                  $
                                           NET ASSET VALUE,           NET            NET REALIZED
                                             BEGINNING OF         INVESTMENT        AND UNREALIZED
                                                PERIOD        INCOME (LOSS)(a)(b)    GAIN (LOSS)
--------------------------------------------------------------------------------------------------
EQUITY AGGRESSIVE STRATEGY FUND
Class A
October 31, 2004                                 8.50                 .06                  .95
October 31, 2003 (2)                             6.38                 .02                 2.13
--------------------------------------------------------------------------------------------------
Class C
October 31, 2004                                 8.23                 .01                  .89
October 31, 2003                                 6.60                (.01)                1.65
October 31, 2002                                 7.70                (.02)                (.93)
October 31, 2001                                10.24                (.04)               (2.30)
October 31, 2000 (5)                            11.38                (.04)                (.35)
December 31, 1999 (7)                            9.80                 .06                 1.98
--------------------------------------------------------------------------------------------------
Class D
October 31, 2004                                 8.38                 .06                  .91
October 31, 2003                                 6.70                 .02                 1.69
October 31, 2002                                 7.79                 .01                 (.94)
October 31, 2001                                10.33                  --(e)             (2.32)
October 31, 2000 (5)                            11.43                  --(e)              (.34)
December 31, 1999                                9.81                 .06                 2.01
--------------------------------------------------------------------------------------------------
Class E
October 31, 2004                                 8.37                 .08                  .91
October 31, 2003                                 6.69                 .04                 1.68
October 31, 2002                                 7.76                 .03                 (.93)
October 31, 2001                                10.28                 .03                (2.32)
October 31, 2000 (5)                            11.39                 .03                 (.35)
December 31, 1999                                9.80                 .10                 2.00
--------------------------------------------------------------------------------------------------
Class S
October 31, 2004                                 8.45                 .11                  .91
October 31, 2003                                 6.75                 .07                 1.69
October 31, 2002                                 7.83                 .06                 (.96)
October 31, 2001                                10.34                 .05                (2.33)
October 31, 2000 (8)                            10.91                 .04                  .17
--------------------------------------------------------------------------------------------------

                                               $                 $                 $
                                           TOTAL FROM      DISTRIBUTIONS     DISTRIBUTIONS         $
                                           INVESTMENT        FROM NET          FROM NET          TOTAL
                                           OPERATIONS    INVESTMENT INCOME   REALIZED GAIN   DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------
EQUITY AGGRESSIVE STRATEGY FUND
Class A
October 31, 2004                              1.01             (.09)               --            (.09)
October 31, 2003 (2)                          2.15             (.03)               --            (.03)
----------------------------------------------------------------------------------------------------------
Class C
October 31, 2004                               .90             (.06)               --            (.06)
October 31, 2003                              1.64             (.01)               --            (.01)
October 31, 2002                              (.95)            (.01)             (.14)           (.15)
October 31, 2001                             (2.34)            (.12)             (.08)           (.20)
October 31, 2000 (5)                          (.39)            (.14)             (.61)           (.75)
December 31, 1999 (7)                         2.04             (.30)             (.16)           (.46)
----------------------------------------------------------------------------------------------------------
Class D
October 31, 2004                               .97             (.08)               --            (.08)
October 31, 2003                              1.71             (.03)               --            (.03)
October 31, 2002                              (.93)            (.02)             (.14)           (.16)
October 31, 2001                             (2.32)            (.14)             (.08)           (.22)
October 31, 2000 (5)                          (.34)            (.15)             (.61)           (.76)
December 31, 1999                             2.07             (.29)             (.16)           (.45)
----------------------------------------------------------------------------------------------------------
Class E
October 31, 2004                               .99             (.09)               --            (.09)
October 31, 2003                              1.72             (.04)               --            (.04)
October 31, 2002                              (.90)            (.03)             (.14)           (.17)
October 31, 2001                             (2.29)            (.15)             (.08)           (.23)
October 31, 2000 (5)                          (.32)            (.18)             (.61)           (.79)
December 31, 1999                             2.10             (.35)             (.16)           (.51)
----------------------------------------------------------------------------------------------------------
Class S
October 31, 2004                              1.02             (.10)               --            (.10)
October 31, 2003                              1.76             (.06)               --            (.06)
October 31, 2002                              (.90)            (.04)             (.14)           (.18)
October 31, 2001                             (2.28)            (.15)             (.08)           (.23)
October 31, 2000 (8)                           .21             (.17)             (.61)           (.78)
----------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 40  Financial Highlights

                                                                     %
           $                                     $           RATIO OF EXPENSES
    NET ASSET VALUE,          %             NET ASSETS,         TO AVERAGE
         END OF             TOTAL          END OF PERIOD        NET ASSETS,
         PERIOD          RETURN(c)(f)          (000)           NET(d)(g)(h)
------------------------------------------------------------------------------
          9.42               11.92             43,148               .25
          8.50               33.75              7,399               .25
------------------------------------------------------------------------------
          9.07               10.94            192,211              1.00
          8.23               24.91             99,808              1.00
          6.60              (12.73)            45,267              1.00
          7.70              (23.24)            40,982              1.00
         10.24               (3.37)            43,005              1.00
         11.38               21.26             15,860              1.00
------------------------------------------------------------------------------
          9.27               11.59            225,187               .50
          8.38               25.60            128,624               .50
          6.70              (12.34)            36,092               .50
          7.79              (22.91)            12,208               .50
         10.33               (2.90)            12,592               .50
         11.43               21.58              3,732               .50
------------------------------------------------------------------------------
          9.27               11.83            152,589               .25
          8.37               25.89            155,984               .25
          6.69              (12.05)           111,765               .25
          7.76              (22.72)           156,698               .25
         10.28               (2.75)           190,273               .25
         11.39               21.96            202,066               .25
------------------------------------------------------------------------------
          9.37               12.09            111,266                --
          8.45               26.26             89,455                --
          6.75              (11.95)            58,236                --
          7.83              (22.43)            46,029                --
         10.34                1.93             25,524                --
------------------------------------------------------------------------------

             %                    %
     RATIO OF EXPENSES      RATIO OF NET
        TO AVERAGE        INVESTMENT INCOME           %
        NET ASSETS,          TO AVERAGE           PORTFOLIO
         GROSS(d)        NET ASSETS(c)(g)(h)   TURNOVER RATE(c)
---------------------------------------------------------------
            .65                   .69               12.46
           1.19                   .30               17.81
---------------------------------------------------------------
           1.40                   .13               12.46
           1.43                  (.19)              17.81
           1.42                  (.32)              29.86
           1.39                  (.45)              47.86
           1.35                  (.35)              58.41
           1.34                   .59               76.20
---------------------------------------------------------------
            .90                   .64               12.46
            .93                   .24               17.81
            .92                   .20               29.86
            .89                   .05               47.86
            .85                   .01               58.41
            .84                   .64               76.20
---------------------------------------------------------------
            .65                   .89               12.46
            .68                   .59               17.81
            .67                   .44               29.86
            .64                   .30               47.86
            .60                   .24               58.41
            .59                   .99               76.20
---------------------------------------------------------------
            .40                  1.21               12.46
            .43                   .90               17.81
            .42                   .72               29.86
            .39                   .59               47.86
            .35                   .45               58.41
---------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                        Financial Highlights  41

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE FISCAL YEARS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                    $                  $
                                           NET ASSET VALUE,           NET            NET REALIZED
                                             BEGINNING OF         INVESTMENT        AND UNREALIZED
                                                PERIOD        INCOME (LOSS)(a)(b)    GAIN (LOSS)
--------------------------------------------------------------------------------------------------
AGGRESSIVE STRATEGY FUND
Class A
October 31, 2004                                 9.12                 .11                  .87
October 31, 2003 (4)                             7.20                 .04                 1.94
--------------------------------------------------------------------------------------------------
Class C
October 31, 2004                                 9.09                 .06                  .84
October 31, 2003                                 7.49                 .02                 1.61
October 31, 2002                                 8.46                 .04                 (.79)
October 31, 2001                                10.35                 .05                (1.80)
October 31, 2000 (5)                            11.15                 .05                 (.29)
December 31, 1999 (6)                           10.11                 .13                 1.36
--------------------------------------------------------------------------------------------------
Class D
October 31, 2004                                 9.15                 .11                  .84
October 31, 2003                                 7.54                 .05                 1.63
October 31, 2002                                 8.52                 .08                 (.79)
October 31, 2001                                10.41                 .10                (1.81)
October 31, 2000 (5)                            11.20                 .09                 (.28)
December 31, 1999                                9.95                 .15                 1.57
--------------------------------------------------------------------------------------------------
Class E
October 31, 2004                                 9.13                 .15                  .82
October 31, 2003                                 7.51                 .08                 1.63
October 31, 2002                                 8.49                 .11                 (.81)
October 31, 2001                                10.38                 .12                (1.80)
October 31, 2000 (5)                            11.17                 .11                 (.28)
December 31, 1999                                9.94                 .18                 1.56
--------------------------------------------------------------------------------------------------
Class S
October 31, 2004                                 9.16                 .16                  .84
October 31, 2003                                 7.54                 .10                 1.63
October 31, 2002                                 8.52                 .13                 (.81)
October 31, 2001                                10.41                 .14                (1.80)
October 31, 2000 (9)                            10.82                 .11                  .09
--------------------------------------------------------------------------------------------------

                                               $                 $                 $
                                           TOTAL FROM      DISTRIBUTIONS     DISTRIBUTIONS         $
                                           INVESTMENT        FROM NET          FROM NET          TOTAL
                                           OPERATIONS    INVESTMENT INCOME   REALIZED GAIN   DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------
AGGRESSIVE STRATEGY FUND
Class A
October 31, 2004                               .98             (.15)               --            (.15)
October 31, 2003 (4)                          1.98             (.06)               --            (.06)
----------------------------------------------------------------------------------------------------------
Class C
October 31, 2004                               .90             (.10)               --            (.10)
October 31, 2003                              1.63             (.03)               --            (.03)
October 31, 2002                              (.75)            (.05)             (.17)           (.22)
October 31, 2001                             (1.75)            (.10)             (.04)           (.14)
October 31, 2000 (5)                          (.24)            (.18)             (.38)           (.56)
December 31, 1999 (6)                         1.49             (.29)             (.16)           (.45)
----------------------------------------------------------------------------------------------------------
Class D
October 31, 2004                               .95             (.13)               --            (.13)
October 31, 2003                              1.68             (.07)               --            (.07)
October 31, 2002                              (.71)            (.10)             (.17)           (.27)
October 31, 2001                             (1.71)            (.14)             (.04)           (.18)
October 31, 2000 (5)                          (.19)            (.22)             (.38)           (.60)
December 31, 1999                             1.72             (.31)             (.16)           (.47)
----------------------------------------------------------------------------------------------------------
Class E
October 31, 2004                               .97             (.14)               --            (.14)
October 31, 2003                              1.71             (.09)               --            (.09)
October 31, 2002                              (.70)            (.11)             (.17)           (.28)
October 31, 2001                             (1.68)            (.17)             (.04)           (.21)
October 31, 2000 (5)                          (.17)            (.24)             (.38)           (.62)
December 31, 1999                             1.74             (.35)             (.16)           (.51)
----------------------------------------------------------------------------------------------------------
Class S
October 31, 2004                              1.00             (.16)               --            (.16)
October 31, 2003                              1.73             (.11)               --            (.11)
October 31, 2002                              (.68)            (.13)             (.17)           (.30)
October 31, 2001                             (1.66)            (.19)             (.04)           (.23)
October 31, 2000 (9)                           .20             (.23)             (.38)           (.61)
----------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 42  Financial Highlights

                                                                     %
           $                                     $           RATIO OF EXPENSES
    NET ASSET VALUE,          %             NET ASSETS,         TO AVERAGE
         END OF             TOTAL          END OF PERIOD        NET ASSETS,
         PERIOD          RETURN(c)(f)          (000)           NET(d)(g)(h)
------------------------------------------------------------------------------
          9.95               10.76            154,884               .25
          9.12               27.35             27,700               .25
------------------------------------------------------------------------------
          9.89                9.90            381,245              1.00
          9.09               21.89            219,946              1.00
          7.49               (9.20)           102,324              1.00
          8.46              (17.06)            80,514              1.00
         10.35               (2.15)            67,296              1.00
         11.15               15.21             29,365              1.00
------------------------------------------------------------------------------
          9.97               10.41            452,502               .50
          9.15               22.44            232,636               .50
          7.54               (8.78)            58,031               .50
          8.52              (16.58)            15,307               .50
         10.41               (1.72)            12,628               .50
         11.20               17.69              6,096               .50
------------------------------------------------------------------------------
          9.96               10.72            307,304               .25
          9.13               22.90            233,112               .25
          7.51               (8.64)           152,805               .25
          8.49              (16.40)           177,992               .25
         10.38               (1.50)           193,351               .25
         11.17               17.95            167,677               .25
------------------------------------------------------------------------------
         10.00               10.99            247,011                --
          9.16               23.10            159,869                --
          7.54               (8.37)           108,267                --
          8.52              (16.15)            86,466                --
         10.41                1.59             35,585                --
------------------------------------------------------------------------------

             %                    %
     RATIO OF EXPENSES      RATIO OF NET
        TO AVERAGE        INVESTMENT INCOME           %
        NET ASSETS,          TO AVERAGE           PORTFOLIO
         GROSS(d)        NET ASSETS(c)(g)(h)   TURNOVER RATE(c)
-----------------------------------------------------------------
            .63                  1.11                2.22
            .74                   .51               15.15
-----------------------------------------------------------------
           1.38                   .67                2.22
           1.41                   .24               15.15
           1.39                   .51               11.73
           1.38                   .53               13.12
           1.35                   .43               40.57
           1.38                  1.50               71.44
-----------------------------------------------------------------
            .88                  1.14                2.22
            .91                   .66               15.15
            .89                   .92               11.73
            .88                  1.02               13.12
            .85                   .81               40.57
            .88                  1.48               71.44
-----------------------------------------------------------------
            .63                  1.54                2.22
            .66                  1.02               15.15
            .64                  1.29               11.73
            .63                  1.30               13.12
            .60                  1.04               40.57
            .63                  1.73               71.44
-----------------------------------------------------------------
            .38                  1.70                2.22
            .41                  1.30               15.15
            .39                  1.51               11.73
            .38                  1.50               13.12
            .35                  1.15               40.57
-----------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                        Financial Highlights  43

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE FISCAL YEARS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                    $                  $
                                           NET ASSET VALUE,           NET            NET REALIZED
                                             BEGINNING OF         INVESTMENT        AND UNREALIZED
                                                PERIOD        INCOME (LOSS)(a)(b)    GAIN (LOSS)
--------------------------------------------------------------------------------------------------
BALANCED STRATEGY FUND
Class A
October 31, 2004                                 9.64                 .16                  .74
October 31, 2003 (2)                             8.20                 .06                 1.47
--------------------------------------------------------------------------------------------------
Class C
October 31, 2004                                 9.61                 .12                  .72
October 31, 2003                                 8.33                 .09                 1.31
October 31, 2002                                 9.04                 .12                 (.59)
October 31, 2001                                10.20                 .16                (1.09)
October 31, 2000 (5)                            10.72                 .15                 (.11)
December 31, 1999 (6)                           10.26                 .25                  .70
--------------------------------------------------------------------------------------------------
Class D
October 31, 2004                                 9.66                 .17                  .71
October 31, 2003                                 8.36                 .12                 1.34
October 31, 2002                                 9.08                 .16                 (.59)
October 31, 2001                                10.25                 .21                (1.10)
October 31, 2000 (5)                            10.77                 .17                 (.09)
December 31, 1999                               10.13                 .30                  .84
--------------------------------------------------------------------------------------------------
Class E
October 31, 2004                                 9.65                 .22                  .69
October 31, 2003                                 8.35                 .17                 1.31
October 31, 2002                                 9.06                 .19                 (.60)
October 31, 2001                                10.22                 .24                (1.11)
October 31, 2000 (5)                            10.74                 .21                 (.11)
December 31, 1999                               10.12                 .30                  .86
--------------------------------------------------------------------------------------------------
Class S
October 31, 2004                                 9.68                 .23                  .71
October 31, 2003                                 8.38                 .19                 1.31
October 31, 2002                                 9.09                 .22                 (.60)
October 31, 2001                                10.25                 .28                (1.12)
October 31, 2000 (8)                            10.45                 .19                  .23
--------------------------------------------------------------------------------------------------

                                               $                 $                 $
                                           TOTAL FROM      DISTRIBUTIONS     DISTRIBUTIONS         $
                                           INVESTMENT        FROM NET          FROM NET          TOTAL
                                           OPERATIONS    INVESTMENT INCOME   REALIZED GAIN   DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------
BALANCED STRATEGY FUND
Class A
October 31, 2004                               .90             (.21)               --            (.21)
October 31, 2003 (2)                          1.53             (.09)               --            (.09)
----------------------------------------------------------------------------------------------------------
Class C
October 31, 2004                               .84             (.16)               --            (.16)
October 31, 2003                              1.40             (.12)               --            (.12)
October 31, 2002                              (.47)            (.13)             (.11)           (.24)
October 31, 2001                              (.93)            (.20)             (.03)           (.23)
October 31, 2000 (5)                           .04             (.24)             (.32)           (.56)
December 31, 1999 (6)                          .95             (.37)             (.12)           (.49)
----------------------------------------------------------------------------------------------------------
Class D
October 31, 2004                               .88             (.19)               --            (.19)
October 31, 2003                              1.46             (.16)               --            (.16)
October 31, 2002                              (.43)            (.18)             (.11)           (.29)
October 31, 2001                              (.89)            (.25)             (.03)           (.28)
October 31, 2000 (5)                           .08             (.28)             (.32)           (.60)
December 31, 1999                             1.14             (.38)             (.12)           (.50)
----------------------------------------------------------------------------------------------------------
Class E
October 31, 2004                               .91             (.21)               --            (.21)
October 31, 2003                              1.48             (.18)               --            (.18)
October 31, 2002                              (.41)            (.19)             (.11)           (.30)
October 31, 2001                              (.87)            (.26)             (.03)           (.29)
October 31, 2000 (5)                           .10             (.30)             (.32)           (.62)
December 31, 1999                             1.16             (.42)             (.12)           (.54)
----------------------------------------------------------------------------------------------------------
Class S
October 31, 2004                               .94             (.23)               --            (.23)
October 31, 2003                              1.50             (.20)               --            (.20)
October 31, 2002                              (.38)            (.22)             (.11)           (.33)
October 31, 2001                              (.84)            (.29)             (.03)           (.32)
October 31, 2000 (8)                           .42             (.30)             (.32)           (.62)
----------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 44  Financial Highlights

                                                                     %
           $                                     $           RATIO OF EXPENSES
    NET ASSET VALUE,          %             NET ASSETS,         TO AVERAGE
         END OF             TOTAL          END OF PERIOD        NET ASSETS,
         PERIOD          RETURN(c)(f)          (000)           NET(d)(g)(h)
------------------------------------------------------------------------------
         10.33                9.49            281,685                 .25
          9.64               18.80             60,696                 .25
------------------------------------------------------------------------------
         10.29                8.82            653,463                1.00
          9.61               17.02            396,344                1.00
          8.33               (5.42)           186,825                1.00
          9.04               (9.25)           136,748                1.00
         10.20                 .43             81,188                1.00
         10.72                9.53             39,325                1.00
------------------------------------------------------------------------------
         10.35                9.25            676,342                 .50
          9.66               17.76            396,545                 .50
          8.36               (5.01)           121,077                 .50
          9.08               (8.83)            38,381                 .50
         10.25                 .84             17,296                 .50
         10.77               11.64              9,075                 .50
------------------------------------------------------------------------------
         10.35                9.54            416,942                 .25
          9.65               18.00            414,051                 .25
          8.35               (4.73)           269,458                 .25
          9.06               (8.59)           288,164                 .25
         10.22                1.04            296,435                 .25
         10.74               11.80            295,542                 .25
------------------------------------------------------------------------------
         10.39                9.82            426,147                  --
          9.68               18.22            278,123                  --
          8.38               (4.47)           155,977                  --
          9.09               (8.35)            96,801                  --
         10.25                4.09             36,898                  --
------------------------------------------------------------------------------

             %                    %
     RATIO OF EXPENSES      RATIO OF NET
        TO AVERAGE        INVESTMENT INCOME           %
        NET ASSETS,          TO AVERAGE           PORTFOLIO
         GROSS(d)        NET ASSETS(c)(g)(h)   TURNOVER RATE(c)
---------------------------------------------------------------
            .59                  1.63                6.42
            .66                   .74               18.55
---------------------------------------------------------------
           1.34                  1.23                6.42
           1.36                  1.05               18.55
           1.34                  1.38               12.18
           1.34                  1.71               33.42
           1.30                  1.43               31.70
           1.31                  2.96               64.63
---------------------------------------------------------------
            .84                  1.70                6.42
            .86                  1.38               18.55
            .84                  1.75               12.18
            .84                  2.25               33.42
            .80                  1.67               31.70
            .81                  3.07               64.63
---------------------------------------------------------------
            .59                  2.25                6.42
            .61                  1.88               18.55
            .59                  2.17               12.18
            .59                  2.51               33.42
            .55                  2.02               31.70
            .56                  2.89               64.63
---------------------------------------------------------------
            .34                  2.23                6.42
            .36                  2.12               18.55
            .34                  2.40               12.18
            .34                  2.64               33.42
            .30                  2.05               31.70
---------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                        Financial Highlights  45

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE FISCAL YEARS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                    $                  $
                                           NET ASSET VALUE,           NET            NET REALIZED
                                             BEGINNING OF         INVESTMENT        AND UNREALIZED
                                                PERIOD        INCOME (LOSS)(a)(b)    GAIN (LOSS)
--------------------------------------------------------------------------------------------------
MODERATE STRATEGY FUND
Class A
October 31, 2004                                10.03                 .17                  .51
October 31, 2003 (3)                             9.02                 .07                 1.06
--------------------------------------------------------------------------------------------------
Class C
October 31, 2004                                10.01                 .05                  .55
October 31, 2003                                 9.15                 .12                  .91
October 31, 2002                                 9.59                 .19                 (.38)
October 31, 2001                                10.20                 .29                 (.58)
October 31, 2000 (5)                            10.46                 .24                 (.02)
December 31, 1999 (7)                           10.15                 .32                  .48
--------------------------------------------------------------------------------------------------
Class D
October 31, 2004                                10.06                 .16                  .49
October 31, 2003                                 9.19                 .16                  .92
October 31, 2002                                 9.64                 .23                 (.38)
October 31, 2001                                10.24                 .33                 (.56)
October 31, 2000 (5)                            10.49                 .28                 (.02)
December 31, 1999                               10.15                 .33                  .50
--------------------------------------------------------------------------------------------------
Class E
October 31, 2004                                10.03                 .19                  .49
October 31, 2003                                 9.16                 .21                  .89
October 31, 2002                                 9.59                 .27                 (.38)
October 31, 2001                                10.20                 .36                 (.58)
October 31, 2000 (5)                            10.46                 .28                  .00
December 31, 1999                               10.15                 .40                  .46
--------------------------------------------------------------------------------------------------
Class S
October 31, 2004                                10.05                 .21                  .49
October 31, 2003                                 9.17                 .23                  .90
October 31, 2002                                 9.61                 .28                 (.38)
October 31, 2001                                10.21                 .39                 (.58)
October 31, 2000 (9)                            10.27                 .29                  .19
--------------------------------------------------------------------------------------------------

                                               $                 $                 $
                                           TOTAL FROM      DISTRIBUTIONS     DISTRIBUTIONS         $
                                           INVESTMENT        FROM NET          FROM NET          TOTAL
                                           OPERATIONS    INVESTMENT INCOME   REALIZED GAIN   DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------
MODERATE STRATEGY FUND
Class A
October 31, 2004                               .68             (.19)             (.02)           (.21)
October 31, 2003 (3)                          1.13             (.12)               --            (.12)
----------------------------------------------------------------------------------------------------------
Class C
October 31, 2004                               .60             (.14)             (.02)           (.16)
October 31, 2003                              1.03             (.17)               --            (.17)
October 31, 2002                              (.19)            (.20)             (.05)           (.25)
October 31, 2001                              (.29)            (.30)             (.02)           (.32)
October 31, 2000 (5)                           .22             (.28)             (.20)           (.48)
December 31, 1999 (7)                          .80             (.40)             (.09)           (.49)
----------------------------------------------------------------------------------------------------------
Class D
October 31, 2004                               .65             (.17)             (.02)           (.19)
October 31, 2003                              1.08             (.21)               --            (.21)
October 31, 2002                              (.15)            (.25)             (.05)           (.30)
October 31, 2001                              (.23)            (.35)             (.02)           (.37)
October 31, 2000 (5)                           .26             (.31)             (.20)           (.51)
December 31, 1999                              .83             (.40)             (.09)           (.49)
----------------------------------------------------------------------------------------------------------
Class E
October 31, 2004                               .68             (.19)             (.02)           (.21)
October 31, 2003                              1.10             (.23)               --            (.23)
October 31, 2002                              (.11)            (.27)             (.05)           (.32)
October 31, 2001                              (.22)            (.37)             (.02)           (.39)
October 31, 2000 (5)                           .28             (.34)             (.20)           (.54)
December 31, 1999                              .86             (.46)             (.09)           (.55)
----------------------------------------------------------------------------------------------------------
Class S
October 31, 2004                               .70             (.21)             (.02)           (.23)
October 31, 2003                              1.13             (.25)               --            (.25)
October 31, 2002                              (.10)            (.29)             (.05)           (.34)
October 31, 2001                              (.19)            (.39)             (.02)           (.41)
October 31, 2000 (9)                           .48             (.34)             (.20)           (.54)
----------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 46  Financial Highlights

                                                                     %
           $                                     $           RATIO OF EXPENSES
    NET ASSET VALUE,          %             NET ASSETS,         TO AVERAGE
         END OF             TOTAL          END OF PERIOD        NET ASSETS,
         PERIOD          RETURN(c)(f)          (000)           NET(d)(g)(h)
------------------------------------------------------------------------------
         10.50                6.87             55,049                 .25
         10.03               12.56             18,820                 .25
------------------------------------------------------------------------------
         10.45                6.00            146,515                1.00
         10.01               11.36             96,231                1.00
          9.15               (2.00)            39,694                1.00
          9.59               (2.87)            20,859                1.00
         10.20                2.20             10,392                1.00
         10.46                8.03              4,139                1.00
------------------------------------------------------------------------------
         10.52                6.55            254,060                 .50
         10.06               11.94            154,267                 .50
          9.19               (1.58)            38,170                 .50
          9.64               (2.33)             5,545                 .50
         10.24                2.65              3,157                 .50
         10.49                8.40              1,367                 .50
------------------------------------------------------------------------------
         10.50                6.85            132,822                 .25
         10.03               12.19             99,926                 .25
          9.16               (1.22)            66,462                 .25
          9.59               (2.19)            57,885                 .25
         10.20                2.81             49,818                 .25
         10.46                8.65             45,350                 .25
------------------------------------------------------------------------------
         10.52                7.03            106,031                  --
         10.05               12.55             73,980                  --
          9.17               (1.08)            45,579                  --
          9.61               (1.87)            24,078                  --
         10.21                4.09              7,584                  --
------------------------------------------------------------------------------

             %                    %
     RATIO OF EXPENSES      RATIO OF NET
        TO AVERAGE        INVESTMENT INCOME           %
        NET ASSETS,          TO AVERAGE           PORTFOLIO
         GROSS(d)        NET ASSETS(c)(g)(h)   TURNOVER RATE(c)
---------------------------------------------------------------
            .63                  1.71                3.99
            .77                   .84               11.08
---------------------------------------------------------------
           1.37                   .48                3.99
           1.42                  1.29               11.08
           1.46                  2.05               15.16
           1.54                  2.95               42.49
           1.64                  2.30               39.55
           1.67                  3.35              120.04
---------------------------------------------------------------
            .87                  1.55                3.99
            .92                  1.62               11.08
            .96                  2.51               15.16
           1.04                  3.39               42.49
           1.14                  2.66               39.55
           1.17                  3.28              120.04
---------------------------------------------------------------
            .62                  1.85                3.99
            .67                  2.22               11.08
            .71                  2.84               15.16
            .79                  3.60               42.49
            .89                  2.77               39.55
            .92                  3.87              120.04
---------------------------------------------------------------
            .37                  2.04                3.99
            .42                  2.44               11.08
            .46                  2.97               15.16
            .54                  3.97               42.49
            .64                  3.12               39.55
---------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                        Financial Highlights  47

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE FISCAL YEARS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                    $                  $
                                           NET ASSET VALUE,           NET            NET REALIZED
                                             BEGINNING OF         INVESTMENT        AND UNREALIZED
                                                PERIOD        INCOME (LOSS)(a)(b)    GAIN (LOSS)
--------------------------------------------------------------------------------------------------
CONSERVATIVE STRATEGY FUND
Class A
October 31, 2004                                10.42                 .20                  .28
October 31, 2003 (1)                             9.94                 .09                  .50
--------------------------------------------------------------------------------------------------
Class C
October 31, 2004                                10.38                 .12                  .28
October 31, 2003                                 9.90                 .12                  .52
October 31, 2002                                10.10                 .28                 (.18)
October 31, 2001                                10.17                 .42                 (.07)
October 31, 2000 (5)                            10.12                 .31                  .07
December 31, 1999 (7)                           10.26                 .43                  .04
--------------------------------------------------------------------------------------------------
Class D
October 31, 2004                                10.47                 .18                  .26
October 31, 2003                                 9.97                 .16                  .55
October 31, 2002                                10.17                 .33                 (.18)
October 31, 2001                                10.21                 .44                 (.03)
October 31, 2000 (5)                            10.16                 .33                  .09
December 31, 1999                               10.25                 .44                  .08
--------------------------------------------------------------------------------------------------
Class E
October 31, 2004                                10.43                 .20                  .27
October 31, 2003                                 9.94                 .20                  .52
October 31, 2002                                10.13                 .36                 (.18)
October 31, 2001                                10.19                 .49                 (.07)
October 31, 2000 (5)                            10.14                 .34                  .10
December 31, 1999                               10.24                 .49                  .06
--------------------------------------------------------------------------------------------------
Class S
October 31, 2004                                10.47                 .23                  .27
October 31, 2003                                 9.97                 .23                  .52
October 31, 2002                                10.16                 .38                 (.18)
October 31, 2001                                10.21                 .55                 (.10)
October 31, 2000 (10)                           10.09                 .37                  .14
--------------------------------------------------------------------------------------------------

                                               $                 $                 $
                                           TOTAL FROM      DISTRIBUTIONS     DISTRIBUTIONS         $
                                           INVESTMENT        FROM NET          FROM NET          TOTAL
                                           OPERATIONS    INVESTMENT INCOME   REALIZED GAIN   DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------
CONSERVATIVE STRATEGY FUND
Class A
October 31, 2004                               .48             (.21)             (.04)           (.25)
October 31, 2003 (1)                           .59             (.11)               --            (.11)
----------------------------------------------------------------------------------------------------------
Class C
October 31, 2004                               .40             (.13)             (.04)           (.17)
October 31, 2003                               .64             (.16)               --            (.16)
October 31, 2002                               .10             (.29)             (.01)           (.30)
October 31, 2001                               .35             (.42)               --            (.42)
October 31, 2000 (5)                           .38             (.33)               --            (.33)
December 31, 1999 (7)                          .47             (.56)             (.05)           (.61)
----------------------------------------------------------------------------------------------------------
Class D
October 31, 2004                               .44             (.18)             (.04)           (.22)
October 31, 2003                               .71             (.21)               --            (.21)
October 31, 2002                               .15             (.34)             (.01)           (.35)
October 31, 2001                               .41             (.45)               --            (.45)
October 31, 2000 (5)                           .42             (.37)               --            (.37)
December 31, 1999                              .52             (.56)             (.05)           (.61)
----------------------------------------------------------------------------------------------------------
Class E
October 31, 2004                               .47             (.20)             (.04)           (.24)
October 31, 2003                               .72             (.23)               --            (.23)
October 31, 2002                               .18             (.36)             (.01)           (.37)
October 31, 2001                               .42             (.48)               --            (.48)
October 31, 2000 (5)                           .44             (.39)               --            (.39)
December 31, 1999                              .55             (.60)             (.05)           (.65)
----------------------------------------------------------------------------------------------------------
Class S
October 31, 2004                               .50             (.23)             (.04)           (.27)
October 31, 2003                               .75             (.25)               --            (.25)
October 31, 2002                               .20             (.38)             (.01)           (.39)
October 31, 2001                               .45             (.50)               --            (.50)
October 31, 2000 (10)                          .51             (.39)               --            (.39)
----------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 48  Financial Highlights

                                                                     %
           $                                     $           RATIO OF EXPENSES
    NET ASSET VALUE,          %             NET ASSETS,         TO AVERAGE
         END OF             TOTAL          END OF PERIOD        NET ASSETS,
         PERIOD          RETURN(c)(f)          (000)           NET(d)(g)(h)
------------------------------------------------------------------------------
         10.65               4.62              20,709               .25
         10.42               6.01               5,526               .25
------------------------------------------------------------------------------
         10.61               3.87              75,976              1.00
         10.38               6.51              54,674              1.00
          9.90               1.01              24,739              1.00
         10.10               3.49               9,850              1.00
         10.17               3.76               2,500              1.00
         10.12               4.67               1,697              1.00
------------------------------------------------------------------------------
         10.69               4.23             146,230               .50
         10.47               7.17              92,430               .50
          9.97               1.52              25,145               .50
         10.17               4.11               3,066               .50
         10.21               4.20               1,162               .50
         10.16               5.18               1,001               .50
------------------------------------------------------------------------------
         10.66               4.57             187,993               .25
         10.43               7.33             199,230               .25
          9.94               1.79              35,385               .25
         10.13               4.21              24,070               .25
         10.19               4.44              14,076               .25
         10.14               5.54              16,875               .25
------------------------------------------------------------------------------
         10.70               4.82              42,949                --
         10.47               7.63              36,380                --
          9.97               2.02              24,953                --
         10.16               4.52              11,429                --
         10.21               5.17               2,643                --
------------------------------------------------------------------------------

             %                    %
     RATIO OF EXPENSES      RATIO OF NET
        TO AVERAGE        INVESTMENT INCOME           %
        NET ASSETS,          TO AVERAGE           PORTFOLIO
         GROSS(d)        NET ASSETS(c)(g)(h)   TURNOVER RATE(c)
----------------------------------------------------------------
            .66                  1.89                 6.18
            .97                   .97                30.98
----------------------------------------------------------------
           1.38                  1.15                 6.18
           1.43                  1.21                30.98
           1.59                  2.78                35.08
           1.98                  4.20                54.86
           2.63                  3.04                53.89
           2.39                  4.77               125.01
----------------------------------------------------------------
            .88                  1.65                 6.18
            .93                  1.57                30.98
           1.09                  3.33                35.08
           1.48                  4.06                54.86
           2.13                  3.27                53.89
           1.89                  4.24               125.01
----------------------------------------------------------------
            .63                  1.95                 6.18
            .68                  1.86                30.98
            .84                  3.54                35.08
           1.23                  4.83                54.86
           1.88                  3.40                53.89
           1.64                  4.76               125.01
----------------------------------------------------------------
            .38                  2.17                 6.18
            .43                  2.27                30.98
            .59                  3.79                35.08
            .98                  5.49                54.86
           1.63                  3.71                53.89
----------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                        Financial Highlights  49

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL HIGHLIGHTS -- OCTOBER 31, 2004

--------------------------------------------------------------------------------
(1)   For the period March 3, 2003 (commencement of operations) to October 31,
      2003.
(2)   For the period March 4, 2003 (commencement of operations) to October 31,
      2003.
(3)   For the period March 5, 2003 (commencement of operations) to October 31,
      2003.
(4) For the period March 10, 2003 (commencement of operations) to October 31, 2003.
(5)   For the ten months ended October 31, 2000.
(6)   For the period January 29, 1999 (commencement of sale) to December 31,
      1999.
(7)   For the period February 11, 1999 (commencement of sale) to December 31,
      1999.
(8)   For the period January 31, 2000 (commencement of sale) to October 31,
      2000.
(9)   For the period February 1, 2000 (commencement of sale) to October 31,
      2000.
(10)  For the period February 14, 2000 (commencement of sale) to October 31,
      2000.
(a)   Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
(c)   Periods less than one year are not annualized.
(d)   The ratios for periods less than one year are annualized.
(e)   Less than $.01 per share for the period.
(f) Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
(g) The calculation includes those expenses charged directly to the Funds including those fees of the Funds pushed down to the Underlying Funds as described in Note 4 to the financial statements.
(h) May include amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%. Expenses are shown net of those expenses pushed down to the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

 50  Notes to Financial Highlights

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2004

--------------------------------------------------------------------------------
1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 30 different investment portfolios, referred to as "Funds." These financial statements report on five LifePoints(R) Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

   Each of the LifePoints Funds allocates its assets by investing in a combination of Class S shares of the Investment Company's portfolios (the "Underlying Funds"). Each of the LifePoints Funds will adjust its investments within set limits based on Frank Russell Investment Management Company's ("FRIMCo" or "Advisor") outlook for the economy, financial markets and relative market valuation of the asset classes represented by each Underlying Fund. However, the LifePoints Funds may deviate from set limits when, in FRIMCo's opinion, it is necessary to pursue a LifePoints Fund's investment objective. The amounts allocated to each Underlying Fund by each LifePoints Fund will generally vary within 10% of the percentages specified below:

                                                                    ASSET ALLOCATION TARGETS
                                -------------------------------------------------------------------------------------------------
                                EQUITY AGGRESSIVE      AGGRESSIVE           BALANCED            MODERATE          CONSERVATIVE
 ASSET CLASS/UNDERLYING FUNDS     STRATEGY FUND       STRATEGY FUND       STRATEGY FUND       STRATEGY FUND       STRATEGY FUND
---------------------------------------------------------------------------------------------------------------------------------
   Equities
      US Equities
         Diversified Equity             29%                 23%                 16%                 11%                  7%
         Special Growth                  6                   5                   4                   3                  --
         Quantitative Equity            29                  23                  16                  11                   7
         Real Estate
           Securities                    7                   6                   5                   4                   3
      International Equities
         International
           Securities                   24                  19                  16                  11                   3
         Emerging Markets                5                   4                   3                  --                  --
   Bonds
         Diversified Bond               --                  --                  20                  27                  22
         Short Duration Bond            --                  --                  --                  33                  58
         Multistrategy Bond             --                  20                  20                  --                  --
                                       ---                 ---                 ---                 ---                 ---
                                       100                 100                 100                 100                 100

   Objectives of the Underlying Funds:

   Diversified Equity Fund

   Seeks to provide long term capital growth.

   Special Growth Fund

   Seeks to provide long term capital growth.

   Quantitative Equity Fund

   Seeks to provide long term capital growth.

   Real Estate Securities Fund

   Seeks to provide current income and long term capital growth.

   International Securities Fund

   Seeks to provide long term capital growth.

                                               Notes to Financial Statements  51

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

   Emerging Markets Fund

   Seeks to provide long term capital growth.

   Diversified Bond Fund

   Seeks to provide current income and the preservation of capital.

   Short Duration Bond Fund

   Seeks to provide current income and preservation of capital with a focus on short duration securities.

   Multistrategy Bond Fund

   Seeks to provide current income and capital appreciation.

   Financial statements of the Underlying Funds can be obtained by calling the Office of Shareholder Inquiries at (800) 787-7354.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Certain prior year information has been reformatted to conform to current year presentation.

   Security valuation

   Investments in Underlying Funds are valued at the net asset value per share of each Fund as of 4:00 p.m. Eastern time, or the close of regular trading on the New York Stock Exchange, if earlier.

   If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. This policy is intended to assure that the Funds' net asset value fairly reflects security values as of the time of pricing. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of fund shares is determined may be reflected in the calculation of net asset values for each applicable fund when a particular event or circumstance would materially affect such fund's net asset value.

   Because foreign securities can trade on non-business days, the net asset value of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost.

   Investment income

   Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

   Federal income taxes

   Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

 52  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds.

   Dividends and distributions to shareholders

   Income, dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in the Underlying Funds sold at a loss, wash sale deferrals, capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset value.

   Expenses

   Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the fees and expenses incurred indirectly by the Funds will vary.

   Class Allocation

   The Funds offer the following classes of shares: Class A, Class C, Class D, Class E and Class S. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable sales charges, distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. INVESTMENT TRANSACTIONS

   Securities

   During the period ended October 31, 2004, purchases and sales of the Underlying Funds were as follows:

                FUNDS                       PURCHASES               SALES
--------------------------------------------------------------------------------
Equity Aggressive Strategy             $       265,484,172   $        79,444,785
Aggressive Strategy                            603,478,848            27,293,448
Balanced Strategy                              912,900,784           129,417,396
Moderate Strategy                              248,515,705            22,590,578
Conservative Strategy                          102,500,075            26,526,021

                                               Notes to Financial Statements  53

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

4. RELATED PARTIES

   Advisor and Administrator

   FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company.

   Each Fund is permitted to invest its cash reserves (i.e. monies awaiting investment in portfolio securities suitable for the Fund's objectives) in the Frank Russell Investment Company Money Market Fund. As of October 31, 2004, the Funds had no amounts invested in the Money Market Fund.

   The Funds are charged an advisory fee equal to 0.20% and an administrative fee equal to 0.05% of average daily net assets. For the period ended October 31, 2004, the Advisor contractually agreed to waive the advisory fee for all Funds at least through February 28, 2005. The advisor does not have the ability to recover amounts waived from the year ended October 31, 2004 or previous periods. The administrative fees were charged to the Underlying Funds in accordance with the special servicing agreements discussed below.

   Operating expenses include those expenses arising from accounting, administrative, custody, auditing, legal, trustee and transfer agent services. They do not include expenses attributable to the advisor (which are currently waived by FRIMCo), any Rule 12b-1 distribution fee, any shareholder service fees, or any nonrecurring extraordinary expenses. A LifePoints Fund's operating expenses are borne either by the Underlying Funds in which the LifePoints Fund invests or by FRIMCo. This arrangement is governed by Special Servicing Agreements among each of the affected Funds and FRIMCo. Those agreements are entered into on a yearly basis and must be re-approved annually by the Investment Company's Board of Trustees.

   Special Service Charge

   A special servicing agreement was entered into in February 1999 by the Advisor and approved annually by the Funds' Board of Trustees. The special servicing agreement is between the Fund of Funds (a group of five LifePoints Funds which invest in a combination of Class S shares of the Investment Company's portfolios) and the Underlying Funds, in which the Fund of Funds invest. In accordance with the special services agreement, expenses from the operation of the Fund of Funds are borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by the Fund of Funds. No Underlying Funds will be charged expenses that exceed the estimated savings to each respective Underlying Fund. These estimated savings appear in the form of reduced transfer agent costs resulting from the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Funds. Rather than having each investor open a shareholder account to invest individually in the Underlying Funds, the Fund of Funds act as omnibus accounts combining thousands of individual shareholder accounts into a single account. This benefits the Underlying Funds, by significantly reducing the number of shareholder accounts that need to be maintained, and by the omnibus accounts' netting out the trades of individual shareholders to a point where the Fund of Funds only execute one trade each day with each Underlying Fund. In the event that the financial benefits to the Underlying Funds do not exceed aggregate expenses of any Fund of Fund, the Advisor will reimburse the respective Underlying Funds.

   For the period ended October 31, 2004, the special servicing expense pushed down to the Underlying Funds amounted to:

                FUNDS                        AMOUNT
----------------------------------------------------------
Equity Aggressive Strategy             $         1,290,942
Aggressive Strategy                              2,192,435
Balanced Strategy                                2,866,996
Moderate Strategy                                  979,450
Conservative Strategy                              756,667

   Transfer agent

   The Investment Company has a contract with FRIMCo to provide transfer agent services to the Funds. The Underlying Funds have borne this expense.

 54  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

   Distributor and Shareholder Servicing

   Pursuant to the Distribution Agreement with the Investment Company, Russell Fund Distributors, Inc. ("Distributor"), a wholly-owned subsidiary of FRIMCo, serves as distributor for all Investment Company portfolio shares, including Class A, Class C, Class D, and Class E shares of the Funds.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor or any Selling Agents, as defined in the Plan for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class A, Class C and Class D shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.25% of the average daily net assets of a Fund's Class A or Class D shares or 0.75% of the average daily net assets of a Fund's Class C shares on an annual basis.

   In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Funds may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class C, Class D, and Class E shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class C, Class D, and Class E shares on an annual basis.

   Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges and asset-based sales charges on Shares of the Funds may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed at the class level on each of the Class A shares, Class C and Class D shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class A, Class C and Class D shares may pay more than the economic equivalent of the maximum sales charges permitted by the NASD. For the period ended October 31, 2004, the sales commissions paid to the distributors for the sale of Class A shares are as follows:

                                              AGGREGATE      CLASS A FRONT-END
                                           FRONT-END SALES     SALES CHARGES
                                             CHARGES ON         RETAINED BY
                   FUNDS                   CLASS A SHARES       DISTRIBUTOR
   ---------------------------------------------------------------------------
   Equity Aggressive Strategy              $      862,129     $      130,409
   Aggressive Strategy                          3,791,139            618,089
   Balanced Strategy                            5,444,893            852,696
   Moderate Strategy                              904,679            148,098
   Conservative Strategy                          346,497             53,148

   Accrued fees payable to affiliates as of October 31, 2004 were as follows:

                                    EQUITY AGGRESSIVE      AGGRESSIVE          BALANCED           MODERATE         CONSERVATIVE
                                        STRATEGY            STRATEGY           STRATEGY           STRATEGY           STRATEGY
   ------------------------------------------------------------------------------------------------------------------------------
   Distribution fees                $        175,470    $        360,933   $        603,865   $        155,236   $         81,963
   Shareholder servicing fees                118,858             235,377            363,919            111,109             85,733
                                    ----------------    ----------------   ----------------   ----------------   ----------------
                                    $        294,328    $        596,310   $        967,784   $        266,345   $        167,696
                                    ================    ================   ================   ================   ================

   Board of Trustees

   The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 30 funds, and Russell Investment Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee for both FRIC and RIF. The Russell Fund Complex pays each of its Trustees not affiliated with FRIMCo a retainer of $52,000 per year, $5,000 for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each Joint Audit Committee meeting or Nominating and Governance Committee meeting attended in person. The Trustee will receive a $500 fee for attending the meetings by phone instead of receiving the full fee had the member attended in person. Out of pocket expenses are also paid by the Russell Fund Complex. The Lead Trustee is paid a fee of $10,000 per year, and each Committee Chair is paid a fee of $6,000 per year.

                                               Notes to Financial Statements  55

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

   Transactions With Affiliated Companies

   An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Transactions during the period ended October 31, 2004 with Underlying Funds which are or were affiliates are as follows:

                                                PURCHASES                  SALES                    INCOME
   AFFILIATE                                       COST                     COST                DISTRIBUTIONS
   ---------------------------------------------------------------------------------------------------------------
   EQUITY AGGRESSIVE STRATEGY
   Diversified Equity                     $         79,448,540     $         23,497,971     $          1,000,378
   Special Growth                                   17,410,727                5,252,651                       --
   Quantitative Equity                              77,966,125               21,556,279                1,178,980
   International Securities                         60,226,977               19,145,588                2,594,321
   Emerging Markets                                 14,482,437                7,353,721                  733,555
                                          ----------------------   ----------------------   ----------------------
                                          $        249,534,806     $         76,806,210     $          5,507,234
                                          ======================   ======================   ======================
   AGGRESSIVE STRATEGY
   Diversified Equity                     $        141,994,240     $          5,426,751     $          1,535,905
   Special Growth                                   31,069,543                1,396,459                       --
   Quantitative Equity                             141,346,387                5,389,878                1,815,722
   International Securities                        108,327,040                8,507,236                3,766,381
   Emerging Markets                                 22,724,685                3,918,042                1,077,352
   Real Estate Securities                           24,909,435                3,307,502                2,956,587
   Multistrategy Bond                              133,107,517                3,179,415                9,466,320
                                          ----------------------   ----------------------   ----------------------
                                          $        603,478,847     $         31,125,283     $         20,618,267
                                          ======================   ======================   ======================
   BALANCED STRATEGY
   Diversified Equity                     $        147,794,577     $         23,613,321     $          1,761,731
   Special Growth                                   38,399,920                6,943,406                       --
   Quantitative Equity                             145,368,035               20,520,497                2,082,945
   International Securities                        136,342,998               29,812,220                5,518,403
   Emerging Markets                                 26,976,862                9,599,454                1,408,553
   Real Estate Securities                           29,038,339                7,975,245                4,026,135
   Diversified Bond                                195,331,551               19,310,018               14,671,429
   Multistrategy Bond                              193,648,501               19,954,937               15,933,329
                                          ----------------------   ----------------------   ----------------------
                                          $        912,900,783     $        137,729,098     $         45,402,525
                                          ======================   ======================   ======================
   MODERATE STRATEGY
   Short Duration Bond                    $         83,374,473     $          2,357,701     $          3,541,581
   Diversified Bond                                 67,622,610                2,380,185                5,551,770
                                          ----------------------   ----------------------   ----------------------
                                          $        150,997,083     $          4,737,886     $          9,093,351
                                          ======================   ======================   ======================
   CONSERVATIVE STRATEGY
   Short Duration Bond                    $         55,272,042     $          5,489,766     $          4,660,604
   Diversified Bond                                 20,287,678                1,857,754                3,565,527
                                          ----------------------   ----------------------   ----------------------
                                          $         75,559,720     $          7,347,520     $          8,226,131
                                          ======================   ======================   ======================

                                                LONG-TERM
   AFFILIATE                                  CAPITAL GAINS
   -------------------------------------  ----------------------
   EQUITY AGGRESSIVE STRATEGY
   Diversified Equity                     $                   --
   Special Growth                                        827,020
   Quantitative Equity                                        --
   International Securities                                   --
   Emerging Markets                                           --
                                          ----------------------
                                          $              827,020
                                          ======================
   AGGRESSIVE STRATEGY
   Diversified Equity                     $                   --
   Special Growth                                      1,272,495
   Quantitative Equity                                        --
   International Securities                                   --
   Emerging Markets                                           --
   Real Estate Securities                                 11,354
   Multistrategy Bond                                    621,764
                                          ----------------------
                                          $            1,905,613
                                          ======================
   BALANCED STRATEGY
   Diversified Equity                     $                   --
   Special Growth                                      1,775,826
   Quantitative Equity                                        --
   International Securities                                   --
   Emerging Markets                                           --
   Real Estate Securities                                 16,552
   Diversified Bond                                    3,407,175
   Multistrategy Bond                                  1,091,922
                                          ----------------------
                                          $            6,291,475
                                          ======================
   MODERATE STRATEGY
   Short Duration Bond                    $                   --
   Diversified Bond                                    1,287,522
                                          ----------------------
                                          $            1,287,522
                                          ======================
   CONSERVATIVE STRATEGY
   Short Duration Bond                    $                   --
   Diversified Bond                                      885,420
                                          ----------------------
                                          $              885,420
                                          ======================

 56  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

5. FEDERAL INCOME TAXES

   At October 31, 2004, certain Funds had net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                   FUNDS                         10/31/10                 10/31/11                  TOTALS
   ---------------------------------------------------------------------------------------------------------------
   Equity Aggressive Strategy             $            539,797     $            333,051     $              872,848
   Aggressive Strategy                                      --                2,494,492                  2,494,492

   At October 31, 2004, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

                                          EQUITY
                                        AGGRESSIVE         AGGRESSIVE          BALANCED           MODERATE         CONSERVATIVE
                                         STRATEGY           STRATEGY           STRATEGY           STRATEGY           STRATEGY
   ------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments               $    685,738,389   $  1,431,623,963   $  2,263,077,022   $    650,537,475   $    450,005,162
                                     ================   ================   ================   ================   ================
   Unrealized Appreciation           $     37,083,408   $    107,809,924   $    187,828,048   $     41,548,916   $     22,878,579
   Unrealized Depreciation                         --                 --                 --                 --                 --
                                     ----------------   ----------------   ----------------   ----------------   ----------------
   Net Unrealized Appreciation
      (Depreciation)                 $     37,083,408   $    107,809,924   $    187,828,048   $     41,548,916   $     22,878,579
                                     ================   ================   ================   ================   ================
   Undistributed Ordinary Income     $             --   $             --   $             --   $             --   $        400,714
   Undistributed Long-Term Capital
      Gains (Capital Loss
      Carryforwards)                 $       (872,848)  $     (2,494,492)  $      6,145,350   $      1,667,240   $        885,961
   Tax Composition of
      Distributions:
   Ordinary Income                   $      5,051,014   $     15,420,552   $     36,688,213   $      9,690,565   $      9,087,045
   Long-Term Capital Gains           $             --   $             --   $        147,872   $        537,764   $             --

                                               Notes to Financial Statements  57

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands)

   Share transactions for the periods ended October 31, 2004 and October 31, 2003 were as follows:

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2004                2003                2004                2003
   EQUITY AGGRESSIVE STRATEGY                     -----------------   -----------------   -----------------   -----------------
      Class A
      Proceeds from shares sold                               3,956                 871   $          35,957   $           7,023
      Proceeds from reinvestment of
         distributions                                           16                   1                 146                   7
      Payments for shares redeemed                             (260)                 (2)             (2,356)                (14)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 3,712                 870              33,747               7,016
                                                  -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                              12,340               6,837             107,801              49,737
      Proceeds from reinvestment of
         distributions                                           91                  12                 779                  76
      Payments for shares redeemed                           (3,374)             (1,582)            (29,412)            (11,049)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 9,057               5,267              79,168              38,764
                                                  -----------------   -----------------   -----------------   -----------------
      Class D
      Proceeds from shares sold                              12,353              11,224             109,960              80,872
      Proceeds from reinvestment of
         distributions                                          168                  32               1,482                 226
      Payments for shares redeemed                           (3,572)             (1,295)            (32,004)             (9,440)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 8,949               9,961              79,438              71,658
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                               7,666               6,304              68,614              44,891
      Proceeds from reinvestment of
         distributions                                          180                 107               1,591                 754
      Payments for shares redeemed                          (10,021)             (4,483)            (89,981)            (32,088)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                (2,175)              1,928             (19,776)             13,557
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               5,868               7,631              52,957              55,585
      Proceeds from reinvestment of
         distributions                                          109                  83                 974                 593
      Payments for shares redeemed                           (4,692)             (5,754)            (41,945)            (39,897)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,285               1,960              11,986              16,281
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                              20,828              19,986   $         184,563   $         147,276
                                                  =================   =================   =================   =================

 58  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2004                2003                2004                2003
   AGGRESSIVE STRATEGY                            -----------------   -----------------   -----------------   -----------------
      Class A
      Proceeds from shares sold                              12,939               3,060   $         124,598   $          26,148
      Proceeds from reinvestment of
         distributions                                          103                   8               1,008                  71
      Payments for shares redeemed                             (506)                (32)             (4,896)               (283)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                12,536               3,036             120,710              25,936
                                                  -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                              19,726              13,357             188,886             109,064
      Proceeds from reinvestment of
         distributions                                          289                  68               2,791                 527
      Payments for shares redeemed                           (5,656)             (2,894)            (53,981)            (23,097)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                14,359              10,531             137,696              86,494
                                                  -----------------   -----------------   -----------------   -----------------
      Class D
      Proceeds from shares sold                              22,477              19,083             217,015             153,999
      Proceeds from reinvestment of
         distributions                                          450                 131               4,386               1,068
      Payments for shares redeemed                           (2,974)             (1,497)            (28,740)            (12,011)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                19,953              17,717             192,661             143,056
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                              12,109              10,576             116,639              84,281
      Proceeds from reinvestment of
         distributions                                          399                 243               3,876               1,946
      Payments for shares redeemed                           (7,178)             (5,618)            (69,050)            (44,655)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 5,330               5,201              51,465              41,572
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                              11,280               9,569             109,104              78,334
      Proceeds from reinvestment of
         distributions                                          302                 191               2,949               1,531
      Payments for shares redeemed                           (4,333)             (6,671)            (41,980)            (52,765)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 7,249               3,089              70,073              27,100
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                              59,427              39,574   $         572,605   $         324,158
                                                  =================   =================   =================   =================

                                               Notes to Financial Statements  59

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2004                2003                2004                2003
   BALANCED STRATEGY                              -----------------   -----------------   -----------------   -----------------
      Class A
      Proceeds from shares sold                              21,684               6,305   $         217,864   $          58,044
      Proceeds from reinvestment of
         distributions                                          236                  23               2,379                 220
      Payments for shares redeemed                             (960)                (32)             (9,597)               (303)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                20,960               6,296             210,646              57,961
                                                  -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                              30,947              24,336             308,764             215,010
      Proceeds from reinvestment of
         distributions                                          758                 382               7,536               3,283
      Payments for shares redeemed                           (9,413)             (5,933)            (93,840)            (51,826)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                22,292              18,785             222,460             166,467
                                                  -----------------   -----------------   -----------------   -----------------
      Class D
      Proceeds from shares sold                              27,719              29,186             278,061             255,832
      Proceeds from reinvestment of
         distributions                                          991                 481               9,935               4,205
      Payments for shares redeemed                           (4,429)             (3,099)            (44,562)            (27,507)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                24,281              26,568             243,434             232,530
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                              15,502              19,900             155,584             172,508
      Proceeds from reinvestment of
         distributions                                          886                 759               8,853               6,586
      Payments for shares redeemed                          (19,006)            (10,029)           (190,604)            (87,498)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                (2,618)             10,630             (26,167)             91,596
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                              19,356              16,853             194,884             150,358
      Proceeds from reinvestment of
         distributions                                          685                 480               6,888               4,188
      Payments for shares redeemed                           (7,762)             (7,231)            (78,330)            (63,426)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                12,279              10,102             123,442              91,120
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                              77,194              72,381   $         773,815   $         639,674
                                                  =================   =================   =================   =================

 60  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2004                2003                2004                2003
   MODERATE STRATEGY                              -----------------   -----------------   -----------------   -----------------
      Class A
      Proceeds from shares sold                               3,834               1,900   $          39,433   $          18,364
      Proceeds from reinvestment of
         distributions                                           57                   9                 592                  86
      Payments for shares redeemed                             (523)                (32)             (5,380)               (310)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 3,368               1,877              34,645              18,140
                                                  -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                               7,479               6,861              76,703              65,105
      Proceeds from reinvestment of
         distributions                                          163                  97               1,677                 903
      Payments for shares redeemed                           (3,239)             (1,685)            (33,207)            (15,881)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 4,403               5,273              45,173              50,127
                                                  -----------------   -----------------   -----------------   -----------------
      Class D
      Proceeds from shares sold                              10,719              12,731             110,616             120,603
      Proceeds from reinvestment of
         distributions                                          354                 185               3,665               1,746
      Payments for shares redeemed                           (2,263)             (1,738)            (23,166)            (16,307)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 8,810              11,178              91,115             106,042
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                               6,293               4,778              64,629              44,857
      Proceeds from reinvestment of
         distributions                                          218                 203               2,243               1,899
      Payments for shares redeemed                           (3,822)             (2,276)            (39,271)            (21,378)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 2,689               2,705              27,601              25,378
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               5,323               5,068              54,914              47,963
      Proceeds from reinvestment of
         distributions                                          167                 144               1,728               1,349
      Payments for shares redeemed                           (2,778)             (2,818)            (28,724)            (26,620)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 2,712               2,394              27,918              22,692
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                              21,982              23,427   $         226,452   $         222,379
                                                  =================   =================   =================   =================

                                               Notes to Financial Statements  61

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2004                2003                2004                2003
   CONSERVATIVE STRATEGY                          -----------------   -----------------   -----------------   -----------------
      Class A
      Proceeds from shares sold                               1,577                 607   $          16,639   $           6,240
      Proceeds from reinvestment of
         distributions                                           22                   2                 229                  26
      Payments for shares redeemed                             (184)                (79)             (1,937)               (824)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,415                 530              14,931               5,442
                                                  -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                               3,975               4,191              41,731              42,212
      Proceeds from reinvestment of
         distributions                                           91                  51                 954                 513
      Payments for shares redeemed                           (2,168)             (1,475)            (22,715)            (14,968)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,898               2,767              19,970              27,757
                                                  -----------------   -----------------   -----------------   -----------------
      Class D
      Proceeds from shares sold                               6,212               6,798              65,717              69,156
      Proceeds from reinvestment of
         distributions                                          229                  99               2,427               1,006
      Payments for shares redeemed                           (1,600)               (586)            (16,889)             (5,984)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 4,841               6,311              51,255              64,178
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                               3,147              23,409              33,167             234,581
      Proceeds from reinvestment of
         distributions                                          417                 265               4,398               2,692
      Payments for shares redeemed                           (5,031)             (8,135)            (53,005)            (83,057)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                (1,467)             15,539             (15,440)            154,216
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               2,026               3,345              21,477              33,879
      Proceeds from reinvestment of
         distributions                                           84                  68                 886                 691
      Payments for shares redeemed                           (1,571)             (2,440)            (16,652)            (24,874)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   539                 973               5,711               9,696
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               7,226              26,120   $          76,427   $         261,289
                                                  =================   =================   =================   =================

7. LINE OF CREDIT

   Each of the Funds of the Investment Company share in a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Funds are charged an annual commitment fee of .125% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Funds. Interest is calculated at the Federal Fund Rate plus .50% annually. The Funds may borrow up to a maximum of 33.33% of the value of their net assets under the agreement. The agreement will expire December 22, 2004 and will be reviewed at such time for possible renewal. The Investment Company did not have any drawdowns during the period ended October 31, 2004.

 62  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

8. BENEFICIAL INTEREST

   As of October 31, 2004, the following table includes shareholders with shares of beneficial interest of greater than 10% of the total outstanding shares of each respective Fund:

                   FUNDS                   # OF SHAREHOLDERS             %
   --------------------------------------------------------------------------------
   Equity Aggressive Strategy                      2                   38.0
   Aggressive Strategy                             2                   34.7
   Balanced Strategy                               2                   31.9
   Moderate Strategy                               1                   28.9
   Conservative Strategy                           2                   51.0

9. DIVIDENDS

   On December 21, 2004, the Funds declared the following dividends from net investment income and capital gains, respectively, payable on December 27, 2004 to shareholders on record December 22, 2004

                                                                 NET INVESTMENT     SHORT-TERM       LONG-TERM
                              FUNDS                                  INCOME       CAPITAL GAINS    CAPITAL GAINS
   --------------------------------------------------------------------------------------------------------------
   Equity Aggressive Strategy -- Class A                         $       0.0897   $           --   $           --
   Equity Aggressive Strategy -- Class C                                 0.0724               --               --
   Equity Aggressive Strategy -- Class D                                 0.0834               --               --
   Equity Aggressive Strategy -- Class E                                 0.0894               --               --
   Equity Aggressive Strategy -- Class S                                 0.0953               --               --
   Aggressive Strategy -- Class A                                        0.1058               --               --
   Aggressive Strategy -- Class C                                        0.0868               --               --
   Aggressive Strategy -- Class D                                        0.0990               --               --
   Aggressive Strategy -- Class E                                        0.1052               --               --
   Aggressive Strategy -- Class S                                        0.1116               --               --
   Balanced Strategy -- Class A                                          0.1110           0.0011           0.0257
   Balanced Strategy -- Class C                                          0.0913           0.0011           0.0257
   Balanced Strategy -- Class D                                          0.1040           0.0011           0.0257
   Balanced Strategy -- Class E                                          0.1104           0.0011           0.0257
   Balanced Strategy -- Class S                                          0.1170           0.0011           0.0257
   Moderate Strategy -- Class A                                          0.0816           0.0035           0.0250
   Moderate Strategy -- Class C                                          0.0617           0.0035           0.0250
   Moderate Strategy -- Class D                                          0.0745           0.0035           0.0250
   Moderate Strategy -- Class E                                          0.0809           0.0035           0.0250
   Moderate Strategy -- Class S                                          0.0877           0.0035           0.0250
   Conservative Strategy -- Class A                                      0.0533           0.0174           0.0195
   Conservative Strategy -- Class C                                      0.0329           0.0174           0.0195
   Conservative Strategy -- Class D                                      0.0457           0.0174           0.0195
   Conservative Strategy -- Class E                                      0.0523           0.0174           0.0195
   Conservative Strategy -- Class S                                      0.0591           0.0174           0.0195

                                               Notes to Financial Statements  63

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Frank Russell Investment Company:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of LifePoints Equity Aggressive Strategy Fund, LifePoints Aggressive Strategy Fund, LifePoints Balanced Strategy Fund, LifePoints Moderate Strategy Fund and LifePoints Conservative Strategy Fund (five of the portfolios constituting Frank Russell Investment Company, hereafter collectively referred to as the "Funds") at October 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Seattle, Washington
December 22, 2004

 64  Report of Independent Registered Public Accounting Firm

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

TAX INFORMATION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
For the tax year ended October 31, 2004, the Funds hereby designate 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Form 1099 you receive in January 2005 will show the tax status of all distributions paid to your account in calendar 2004.

Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as long-term capital gain dividends for their taxable year ended October 31, 2004:

                                           TOTAL LONG-TERM
                                            CAPITAL GAINS
                                         -------------------
Balanced Strategy                        $           147,872
Moderate Strategy                                    537,764

Please consult a tax advisor for any questions about federal or state income tax laws.

                     Report of Independent Registered Public Accounting Firm  65

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

SHAREHOLDER REQUESTS FOR OTHER INFORMATION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling the Fund at (800)787-7354, (ii) on the Fund's website at www.russell.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

The Funds will file their complete schedule of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Fund at (800) 786-7354, (ii) on the Fund's website at www.russell.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, (iv) the Securities and Exchange Commission's public reference room.

Financial statements of the Underlying Funds can be obtained by calling the Office of Shareholder Inquiries at (800) 787-7354.

 66  Shareholder Requests for Other Information

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 30 funds, and Russell Investment Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers.

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES AND INTERESTED TRUSTEE EMERITUS
----------------------------------------------------------------------------------------------------------------------------
 *George F. Russell,  Trustee Emeritus  Until            - Director Emeritus, FRC              35         None
  Jr.,                and Chairman      resignation or   - Chairman Emeritus, FRIC and
  Born July 3, 1932   Emeritus since    removal            RIF
                      1999                               - Chairman Emeritus, Frank
  909 A Street                                             Russell Securities, Inc.
  Tacoma, Washington                                     - Chairman Emeritus, Russell
  98402-1616                                               20/20 Association
                                                         - Chairman Emeritus, Frank
                                                           Russell Trust Company
                                                         - Director Emeritus FRIMCo
                                                         - Chairman of Sunshine
                                                           Management Services, LLC
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 *Lynn L. Anderson,   Trustee since     Appointed until  - Vice Chairman, FRC                  35         - Trustee, The
  Born April 22,      1987              successor is     - Chairman of the Board,                           SsgA Funds
  1939                                  duly elected       Trustee, FRIC and RIF                            (investment
                      Chairman of the   and qualified    - CEO and Chairman of the                          company)
  909 A Street        Board since 1999                     Board, Russell Fund
  Tacoma, Washington                    Until successor    Distributors, Inc. and
  98402-1616                            is chosen and      FRIMCo
                                        qualified by     - Trustee, President and
                                        trustees           Chairman of the Board, SsgA
                                                           Funds (investment company)
                                                         - Director, Chairman of the
                                                           Board, Frank Russell Trust
                                                           Company
                                                         - Director, Frank Russell
                                                           Investments (Ireland)
                                                           Limited and Frank Russell
                                                           Investments (Cayman) Ltd.
                                                         - Until October, 2002,
                                                           President and CEO, FRIC and
                                                           RIF
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 *Michael J.A.        Trustee Since     Appointed until  - 1990-2003, President, FRC,          35         None
  Phillips,           2002              successor is     - 1993-2003, CEO, FRC
  Born January 20,                      duly elected     - Chairman of the Board and
  1948                                  and qualified.     Director, FRC
                                                         - Trustee, FRIC and RIF
  909 A Street                                           - Director, FRTC and Frank
  Tacoma, Washington                                       Russell Capital Inc.
  98402-1616                                             - Director/Chairman, Frank
                                                           Russell Investments
                                                           (Delaware), Inc.
                                                         - Director, Chairman of The
                                                           Board and President, Russell
                                                           20/20 Association
                                                         - Director, Frank Russell
                                                           Company Pty. Limited, Frank
                                                           Russell Japan Co., Ltd.,
                                                           Frank Russell Investments
                                                           (Suisse), S.A., and Frank
                                                           Russell Company Limited
----------------------------------------------------------------------------------------------------------------------------



* Each of Messrs. Russell, Anderson and Phillips is also an officer of an affiliate of FRIC and RIF and is therefore an interested trustee.

                              Disclosure of Information about Fund Directors  67

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES AND INDEPENDENT TRUSTEES EMERITUS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Paul E. Anderson,    Trustee since     Appointed until  - 1996 to present, President,         35         None
 Born October 15,     1984              successor is       Anderson Management Group
 1931                                   duly elected       LLC (private investments
                                        and qualified      consulting)
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul Anton, Ph.D.,   Trustee Emeritus  Five year term   - Retired since 1997                  35         None
 Born December 1,     since 2003                         - Trustee of FRIC and RIF
 1919                                                      Until 2002

 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 William E. Baxter,   Trustee Emeritus  Five year term   - Retired since 1986                  35         None
 Born June 8, 1925    since 2004                         - Trustee of FRIC and RIF
                                                           Until 2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Kristianne Blake,    Trustee since     Appointed until  - President, Kristianne Gates         35         - Trustee WM Group
 Born January 22,     2000              successor is       Blake, P.S. (accounting                          of Funds
 1954                                   duly elected       services)                                        (investment
                                        and qualified                                                       company);
 909 A Street                                                                                             - Director, Avista
 Tacoma, Washington                                                                                         Corp
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Daniel P. Connealy   Trustee since     Appointed until  - 2004, Senior Vice President         35         - Director, Gold
 Born June 6, 1946    2003              successor is       and Chief Financial Officer,                     Banc
                                        duly elected       Waddell & Reed Financial,                        Corporation,
 909 A Street                           and qualified      Inc.                                             Inc.
 Tacoma, Washington                                      - 2001-2003, Vice President
 98402-1616                                                and Chief Financial Officer,
                                                           Janus Capital Group Inc.
                                                         - 1979-2001, Audit and
                                                           Accounting Partner,
                                                           PricewaterhouseCoopers LLP
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Jonathan Fine        Trustee since     Appointed until  - President and Chief                 35         None
 Born July 8, 1954    2004              successor is       Executive Officer, United
                                        duly elected       Way of King County, WA
 909 A Street                           and qualified    - 1996-2000, Chief Executive
 Tacoma, Washington                                        Officer, Seattle/King County
 98402-1616                                                Chapter of the American Red
                                                           Cross
----------------------------------------------------------------------------------------------------------------------------

 68  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES AND INDEPENDENT TRUSTEES EMERITUS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Lee C. Gingrich,     Trustee since     Appointed until  - Retired since 1995                  35         None
 Born October 6,      1984              successor is
 1930                                   duly elected
                                        and qualified
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Eleanor W. Palmer,   Trustee Emeritus  Five year term   - Retired since 1981                  35         None
 Born May 5, 1926     since 2004                         - Trustee of FRIC and RIF
                                                           Until 2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Raymond P.           Trustee since     Appointed until  - Currently, President,               35         None
 Tennison, Jr.        2000              successor is       Simpson Investment Company
 Born December 21,                      duly elected       and several additional
 1955                                   and qualified      subsidiary companies,
                                                           including Simpson Timber
 909 A Street                                              Company, Simpson Paper
 Tacoma, Washington                                        Company and Simpson Tacoma
 98402-1616                                                Kraft Company
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Julie W. Weston,     Trustee since     Appointed until  - Retired since 2000                  35         None
 Born October 2,      2002              successor is     - 1987 to 2000, Arbitrator,
 1943                                   duly elected       The American Arbitration
                                        and qualified      Association Commercial Panel
                                                         - 1995 to 1999, Hearing
                                                           Officer, University of
                                                           Washington
                                                         - 1987 to 2002, Director,
                                                           Smith Barney Fundamental
                                                           Value Fund
----------------------------------------------------------------------------------------------------------------------------

                              Disclosure of Information about Fund Directors  69

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                with Fund and         Term                        Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
 J. David Greenwald             Chief Compliance  Until successor  - Chief Compliance Officer, FRIC
 Born September 24, 1957        Officer since     is chosen and    - Chief Compliance Officer, RIF
                                2004              qualified by     - Chief Compliance Officer, FRIMCo
 909 A Street                                     Trustees         - 2003-2004 Vice President and Head of Fund Compliance,
 Tacoma, Washington                                                  ING Funds LLC
 98402-1616                                                        - 1996-2003 Director of Mutual Fund Compliance and
                                                                     Operations, American Skandia, Inc
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Leonard P. Brennan,            President and     Until successor  - President and CEO, FRIC
 Born October 11, 1959          Chief Executive   is chosen and    - President and CEO, RIF
                                Officer since     qualified by     - Director, Russell Fund Distributors, Inc., Frank
 909 A Street                   2002              Trustees           Russell Company, S.A., Frank Russell Investments
 Tacoma, Washington                                                  (Singapore) Private Limited and Frank Russell
 98402-1616                                                          Investments (UK) Limited
                                                                   - Director, President and CEO, FRIMCo
                                                                   - Director and COO, Frank Russell Company Limited and
                                                                     Russell Systems Limited
                                                                   - President, Russell Insurance Agency, Inc.
                                                                   - 1995 to present, Managing Director of International
                                                                     Operations of FRC
                                                                   - 1995-2003 Managing Director, Europe, Africa and
                                                                     Middle East
                                                                   - 1998-2003 Managing Director, International
                                                                     Operations, FRC
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark E. Swanson,               Treasurer and     Until successor  - Treasurer and Chief Accounting Officer, FRIC and RIF
 Born November 26, 1963         Chief Accounting  is chosen and      1998 to present,
                                Officer since     qualified by     - Director, Funds Administration, FRIMCo and Frank
 909 A Street                   1998              Trustees           Russell Trust Company
 Tacoma, Washington                                                - Treasurer, SsgA Funds (investment company);
 98402-1616                                                        - Manager, Funds Accounting and Taxes, Russell Fund
                                                                     Distributors, Inc.
                                                                   - April 1996 to August 1998, Assistant Treasurer, FRIC
                                                                     and RIF; November 1995 to July 1998, Assistant
                                                                     Secretary, SsgA Funds; February 1997 to July 1998,
                                                                     Manager, Funds Accounting and Taxes, FRIMCo
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Randall P. Lert,               Director of       Until removed    - Director of Investments, FRIC and RIF
 Born October 3, 1953           Investments       by Trustees      - Chief Portfolio Strategist, FRIMCo
                                since 1991                         - Chief Investment Officer, Frank Russell Trust Company
 909 A Street                                                      - Director, FRIMCo and Russell Fund Distributors, Inc.
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Karl J. Ege,                   Secretary and     Until removed    - Secretary and General Counsel, FRIC, RIF, FRIMCo,
 Born October 8, 1941           General Counsel   by Trustees        Frank Russell Trust Company and Russell Fund
                                since 1994                           Distributors, Inc.
 909 A Street                                                      - Director, Secretary and General Counsel, Frank
 Tacoma, Washington                                                  Russell Capital Inc.
 98402-1616                                                        - Director and Secretary, Russell 20-20 Association
--------------------------------------------------------------------------------------------------------------------------

 70  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                with Fund and         Term                        Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
 Mark D. Amberson,              Director of       Until removed    - Director of Short-Term Investment Funds, FRIC, RIF,
 Born July 20, 1960             Short-Term        by Trustees        FRIMCo and Frank Russell Trust Company
                                Investment Funds                   - From 1991 to 2001, Portfolio Manager, FRIC, RIF,
 909 A Street                   since 2001                           FRIMCo and Frank Russell Trust Company
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------

                              Disclosure of Information about Fund Directors  71

LIFEPOINTS(R) FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

--------------------------------------------------------------------------------

TRUSTEES
 Lynn L. Anderson, Chairman
 Paul E. Anderson
 Kristianne Blake
 Daniel P. Connealy
 Jonathan Fine
 Lee C. Gingrich
 Michael J.A. Phillips
 Raymond P. Tennison, Jr.
 Julie W. Weston

TRUSTEES EMERITUS
 George F. Russell, Jr.
 Paul Anton, PhD
 William E. Baxter
 Eleanor W. Palmer

OFFICERS
 Lynn L. Anderson, Chairman of the Board
 Leonard P. Brennan, President and Chief Executive Officer
 David Greenwald, Chief Compliance Officer
 Karl J. Ege, Secretary
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Thomas F. Hanly, Chief Investment Officer
 Randall P. Lert, Director of Investments
 Mark D. Amberson, Director of Short Term Investment Funds
 Melodie B. Zakaluk, Director, U.S. Operations
 Gregory J. Lyons, Assistant Secretary
 Mary Beth Rhoden, Assistant Secretary
 Margaret A. Foster, Assistant Secretary
 David Craig, Assistant Treasurer
 Sean P. DeLaat, Assistant Treasurer

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CONSULTANT
 Frank Russell Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Allan Forbes Building
 150 Newport Avenue AFB35
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) 787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
 PricewaterhouseCoopers LLP.
 1420 5th Avenue
 Suite 1900
 Seattle, WA 98101

MONEY MANAGERS OF UNDERLYING FUNDS

Diversified Equity Fund
 Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, New York, NY Ark Asset Management Co., Inc., New York, NY
 Institutional Capital Corporation, Chicago, IL
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 Marsico Capital Management, LLC, Denver, CO
 MFS Institutional Advisors, Inc., Boston, MA
 Montag & Caldwell, Inc., Atlanta, GA
 Schneider Capital Management Corporation, Wayne, PA
 Suffolk Capital Management, LLC, New York, NY
 Turner Investment Partners, Inc., Berwyn, PA

Quantitative Equity Fund
 Aronson + Johnson + Ortiz, LP, Philadelphia, PA
 Barclays Global Fund Advisors, San Francisco, CA
 Franklin Portfolio Associates, LLC, Boston, MA
 Jacobs Levy Equity Management, Inc., Florham Park, NJ

Special Growth Fund
 CapitalWorks Investment Partners, LLC, San Diego, CA
 David J. Greene and Company, LLC, New York, NY
 Delphi Management, Inc., Boston, MA
 Goldman Sachs Asset Management, L.P., New York, NY
 Gould Investment Partners LLC, Berwyn, PA
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 Roxbury Capital Management, LLC, Santa Monica, CA
 TimesSquare Capital Management, Inc., New York, NY

 72  Manager, Money Managers and Service Providers

LIFEPOINTS(R) FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

--------------------------------------------------------------------------------

International Securities Fund
 Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, New York, NY AQR Capital Management, LLC, New York, NY
 Axiom International Investors LLC, Greenwich, CT
 Capital International, Inc., Los Angeles, CA
 Fidelity Management & Research Company, Boston, MA
 Marvin & Palmer Associates, Inc., Wilmington, DE
 Mondrian Investment Partners Limited, London, England
 Oechsle International Advisors, LLC, Boston, MA
 The Boston Company Asset Management, LLC, Boston, MA

Emerging Markets Fund
 Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, New York, NY Arrowstreet Capital, Limited Partnership, Cambridge, MA
 Genesis Asset Managers, LLP, Guernsey, Channel Islands
 T. Rowe Price International, Inc., Baltimore, MD
 Wells Capital Management Inc., San Francisco, CA

Diversified Bond Fund
 Bear Stearns Asset Management Inc., New York, NY
 Lincoln Capital Fixed Income Management Company, Chicago, IL
 Pacific Investment Management Company LLC, Newport Beach, CA

Multistrategy Bond Fund
 Bear Stearns Asset Management Inc., New York, NY
 Delaware Management Company, a series of Delaware Management Business Trust,
   Philadelphia, PA
 Morgan Stanley Investment Management Inc., West Conshohocken, PA
 Pacific Investment Management Company LLC, Newport Beach, CA

Real Estate Securities Fund
 AEW Management and Advisors, L.P., Boston, MA
 INVESCO Institutional (N.A.), Inc., which acts as a money manager to the Fund through its INVESCO Real Estate division, Dallas, TX
 RREEF America L.L.C., Chicago, IL

Short Duration Bond Fund
 Merganser Capital Management L.P., Boston, MA
 Pacific Investment Management Company LLC, Newport Beach, CA
 STW Fixed Income Management, Carpinteria, CA

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                               Manager, Money Managers and Service Providers  73

                      (This page intentionally left blank)

(RUSSELL LOGO)
Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402
253-627-7001
800-787-7354
Fax: 253-591-3495
www.russell.com                                              36-08-022 (1 10/04)

INSTITUTIONAL FUNDS

INSTITUTIONAL FUNDS

                                                FRANK RUSSELL INVESTMENT COMPANY

2004 Annual Report

2004 ANNUAL REPORT

FRANK RUSSELL INVESTMENT COMPANY

CLASS E, I, AND Y SHARES

EQUITY I FUND
EQUITY II FUND
EQUITY Q FUND
INTERNATIONAL FUND
FIXED INCOME I FUND
FIXED INCOME III FUND

CLASS C, E, AND S SHARES

EMERGING MARKETS FUND
REAL ESTATE SECURITIES FUND
SHORT DURATION BOND FUND (formerly Short Term Bond Fund)

CLASS C, E, I, AND S SHARES

SELECT GROWTH FUND
SELECT VALUE FUND

OCTOBER 31, 2004


                                                                  (RUSSELL LOGO)

Frank Russell Investment Company

Frank Russell Investment Company is a "series mutual fund" with 30 different investment portfolios. These financial statements report on eleven Funds, each of which has distinct investment objectives and strategies.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

Frank Russell Company

Consultant to Frank Russell Investment Management Company.

                                   Blank Page

                        Frank Russell Investment Company

                              Institutional Funds

                                 Annual Report

                                October 31, 2004

                               Table of Contents

                                                                            Page
Letter to Our Clients................................................         3

Equity I Fund........................................................         4

Equity II Fund.......................................................        16

Equity Q Fund........................................................        32

International Fund...................................................        42

Fixed Income I Fund..................................................        62

Fixed Income III Fund................................................        86

Emerging Markets Fund................................................       114

Real Estate Securities Fund..........................................       128

Short Duration Bond Fund.............................................       134

Select Growth Fund...................................................       152

Select Value Fund....................................................       162

Notes to Schedules of Investments....................................       171

Statement of Assets and Liabilities..................................       174

Statement of Operations..............................................       178

Statement of Changes in Net Assets...................................       180

Financial Highlights.................................................       184

Notes to Financial Highlights........................................       196

Notes to Financial Statements........................................       197

Report of Independent Registered Public Accounting Firm..............       222

Tax Information......................................................       223

Shareholder Requests for Other Information...........................       224

Disclosure of Information about Fund Directors.......................       225

Manager, Money Managers and Service Providers........................       230

Frank Russell Investment Company - Institutional Funds

Copyright (c) Frank Russell Company 2004. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance as of April 1, 1995 is reported gross of investment advisory fees. For periods thereafter, performance and yields are reported net of investment advisory fees but gross of investment services fees, descriptions of which can be obtained from the investment advisor. Investment services fees and other account expenses will reduce performance (e.g., an investment services fee of 0.2% off average managed assets will reduce a 10.0% return to 9.8%). The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

                                   Blank Page

TO OUR CLIENTS



Thank you for selecting Russell to help provide for your financial security. As you read Frank Russell Investment Company's 2004 Annual Report, we ask that you take this opportunity to review the value Russell's investment approach provides.

Today, as well as tomorrow, our approach remains consistent. We continue to maintain our long-term focus, strategic diversification, active management, and goal-oriented planning.

In 2005, and beyond, our commitment to you remains the same. Our mutual funds offer the Russell approach to investors of all types. Our purpose is to be one of the reasons that you and your family view the future with confidence.

Thank you for your continued support and for choosing Russell, GLOBAL LEADERS IN MULTI-MANAGER(TM) INVESTING.

                                                        Letter to Our Clients  3

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
(GRAPHIC)

                                                                    EQUITY I - CLASS I++                RUSSELL 1000(R) **
                                                                    --------------------                ------------------
Inception*                                                                 10000                              10000
1995                                                                       12511                              12700
1996                                                                       15418                              15612
1997                                                                       20647                              20582
1998                                                                       23948                              24640
1999                                                                       29658                              30943
2000                                                                       30886                              33746
2001                                                                       22553                              24958
2002                                                                       19386                              21314
2003                                                                       23461                              26071
2004                                                                       25335                              28503

Equity I - Class I ++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,799               7.99%
5 Years                $       8,542              (3.10)%sec.
10 Years               $      25,335               9.73%sec.

Equity I - Class E ++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,769               7.69%
5 Years                $       8,445              (3.32)%sec.
10 Years               $      25,010               9.59%sec.

Equity I - Class Y ++++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,807               8.07%
5 Years                $       8,573              (3.03)%sec.
10 Years               $      25,426               9.77%sec.

Russell 1000(R) Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,933               9.33%
5 Years                $       9,212              (1.63)%sec.
10 Years               $      28,503              11.04%sec.

 4  Equity I Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to provide long term capital growth.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDING OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2004, the Equity I Fund Class I, Class E and Class Y gained 7.99%, 7.69% and 8.07%, respectively. This compared to the Russell 1000(R) Index, which gained 9.33% during the same period. Class I, Class E and Class Y performance is net of operating expenses of 0.71%, 0.94% and 0.63%, respectively. Index returns are unmanaged and do not include expenses of any kind.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MANAGERS.

Main drivers of Fund performance included being fully invested, which ensured full participation in the market's continued recovery, as well as favorable sector positioning. The Fund's underweights in the technology and industrials sectors contributed positively to performance relative to the benchmark. Fund performance was negatively affected relative to benchmark due to its overweight in growth stocks and underweight in high yield, low valuation stocks. In a market that was led by defensive, low risk stocks, the Fund's more defensive managers, such as Montag & Caldwell, Marsico, and MFS, outperformed their style benchmarks. In contrast, more aggressively positioned managers, such as Suffolk and Turner underperformed their style benchmarks. This was a reversal from the prior year's market conditions.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THEY ARE POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

During the past 12 months, the Fund's money managers responded to the market environment by continuing to favor attractively valued companies they expected to benefit from improved economic conditions. Money managers increasingly emphasized companies with above-average growth prospects based on a belief that these stocks are under priced after four years of valuation compression in the market. The money managers increased exposure to the consumer discretionary and industrial sectors, and reduced positions in the financial services sector and to interest-rate-sensitive stocks.

At fiscal year end, the Fund remained diversified across economic sectors, with overweights to the consumer discretionary and materials sectors, and underweights to the financials and utilities sectors. The money managers in aggregate also focused on stocks with above-average forecasted growth, below-average dividend yield, and above-average cyclicality (sensitivity to the economy) because of their belief that stocks with these qualities are undervalued in the current market.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MANAGER LINE-UP?

On March 1, 2004, the Fund's investment objective was changed and its investment objective was reclassified from "fundamental" to "non-fundamental." A non-fundamental investment objective may be changed by the Fund's Board of Trustees without shareholder approval. The Fund's prior investment objective was to provide income and capital growth by investing principally in equity securities. The change to the investment objective did not affect materially the manner in which the Fund is managed. In November 2003, Strong Capital Management was replaced by Ark Asset Management in the growth style segment of the Fund. In April 2004, Barclays Global Investors was replaced in the value style segment by Institutional Capital Corporation and Schneider Capital Management.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE MULTI-MANAGER FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

Positive contributors to performance included the Fund's overweight in the materials sector, underweight in the technology sector, and favorable stock selection in these same sectors. The Fund's overweights in Qualcomm, ConocoPhilips, Tyco, eBay, and Archer Daniels Midland helped performance, along with its underweight in Merck. MFS, Marsico, and Montag & Caldwell had strong relative performance.

The Fund's overweights in companies with above-average growth and below-average dividend yields negatively affected performance relative to the Fund's benchmark. Other detractors to performance included below-average performance from the Fund's more aggressive managers, Turner, Suffolk, and Ark. Underweights in ExxonMobil and overweights in Tiffany, Boston Scientific, Electronic Arts, and Amgen also negatively impacted relative performance.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR STOCK SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

During the past 12 months, the market continued to recover, but unlike the prior year, the recovery was led by slower growing companies with high dividend yields. The strongest performing were energy and commodities, as well as interest-sensitive stocks like REITs, utilities, and financial services. Meanwhile, growth-oriented sectors such as technology, health care, and consumer staples were weak relative performers. Value stocks significantly outperformed growth stocks, and small companies modestly outperformed larger capitalization stocks.

                                                                Equity I Fund  5

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

These market conditions provided a challenging environment for active managers due to the strength in highly defensive companies while economic fundamentals remained strong. The Fund's money managers were underweight in the defensive groups that outperformed due to a belief that these stocks were overvalued.

Money Managers as of October 31, 2004                                Styles


Alliance Capital Management L.P., which
  acts as money manager to the Fund
  through its Bernstein Investment
  Research and Management Unit              Value
Ark Asset Management Co., Inc.              Growth
Institutional Capital Corporation           Value
Jacobs Levy Equity Management, Inc.         Market-Oriented
Marsico Capital Management, LLC             Growth
MFS Institutional Advisors, Inc.            Value
Montag & Caldwell, Inc.                     Growth
Schneider Capital Management Corporation    Value
Suffolk Capital Management, LLC             Market-Oriented
Turner Investment Partners, Inc.            Growth

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of Frank Russell Investment Management Company (FRIMCo), or any other person in FRIMCo or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and FRIMCo disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for a Frank Russell Investment Company (FRIC) Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any FRIC Fund.

                              --------------------

*     Equity I Fund Class I assumes initial investment on November 1, 1994.

** Russell 1000(R) Index includes the 1,000 largest companies in the Russell 3000(R) Index. The Russell 1000(R) Index represents the universe of stocks from which most active money managers typically select. The Russell 1000(R) Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.

++ Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.

++++ Equity I Fund Class I performance has been linked with Class E to provide historical perspective. From May 14, 1999 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++++Equity I Fund Class I performance has been linked with Class Y to provide historical perspective.

sec.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 6  Equity I Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SHAREHOLDER EXPENSE EXAMPLE -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS ANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
         CLASS E               PERFORMANCE      BEFORE EXPENSES)
         -------              --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,002.87      $     1,020.32
Expenses Paid During
Period*                       $         4.68      $         4.72

* Expenses are equal to the Fund's annualized expense ratio of 0.93%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
         CLASS I               PERFORMANCE      BEFORE EXPENSES)
         -------              --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,004.28      $     1,021.53
Expenses Paid During
Period*                       $         3.48      $         3.51

* Expenses are equal to the Fund's annualized expense ratio of 0.69%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
         CLASS Y               PERFORMANCE      BEFORE EXPENSES)
         -------              --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,004.47      $     1,021.88
Expenses Paid During
Period*                       $         3.12      $         3.15

* Expenses are equal to the Fund's annualized expense ratio of 0.62%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                                Equity I Fund  7

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 90.5%
Auto and Transportation - 2.6%
Airtran Holdings, Inc. (AE)                            35,300             410
American Axle & Manufacturing Holdings, Inc.           10,000             287
Autoliv, Inc.                                           3,000             128
BorgWarner, Inc.                                        3,200             148
Burlington Northern Santa Fe Corp.                     33,670           1,408
CSX Corp.                                              59,800           2,183
Dana Corp.                                              9,700             145
Delphi Corp.                                           34,100             287
FedEx Corp.                                            26,640           2,427
General Motors Corp. (N)                               18,500             713
Gentex Corp. (N)                                       17,400             574
Honda Motor Co., Ltd. ADR                              44,000           1,069
JB Hunt Transport Services, Inc.                        3,300             135
Lear Corp.                                              4,300             232
Magna International, Inc. Class A                       2,800             204
Navistar International Corp. (AE)                      38,650           1,335
Norfolk Southern Corp.                                 22,200             754
Skywest, Inc.                                           2,100              36
Southwest Airlines Co.                                 58,900             929
Swift Transportation Co., Inc. (AE)                    21,000             397
Union Pacific Corp.                                     9,710             611
United Parcel Service, Inc. Class B                    63,100           4,996
Visteon Corp.                                          90,900             646
Werner Enterprises, Inc.                               33,000             700
Yellow Roadway Corp. (AE)                              27,700           1,328
                                                                 ------------
                                                                       22,082
                                                                 ------------

Consumer Discretionary - 16.1%
Aaron Rents, Inc.                                       1,600              35
Accenture, Ltd. Class A (AE)                           90,400           2,189
Activision, Inc. (AE)                                   6,450              93
Advance Auto Parts (AE)                                15,200             595
Aeropostale, Inc. (AE)                                  3,100              98
American Eagle Outfitters                               4,400             180
Apollo Group, Inc. Class A (AE)                        19,800           1,307
Applebees International, Inc.                           3,900              89
Avon Products, Inc.                                    27,120           1,073
BearingPoint, Inc. (AE)                                86,300             751
Bed Bath & Beyond, Inc. (AE)                           83,462           3,404
Best Buy Co., Inc.                                     18,700           1,107
Borders Group, Inc.                                     3,900              89
Brink's Co. (The)                                       2,000              64
Carnival Corp.                                         32,300           1,633
CDW Corp.                                              16,800           1,042
CEC Entertainment, Inc. (AE)                            2,200              84
Cendant Corp.                                         234,000           4,818

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Charming Shoppes (AE)                                   4,800              37
Chico's FAS, Inc. (AE)(N)                              24,300             973
Circuit City Stores, Inc.                              75,500           1,227
Coach, Inc. (AE)                                       34,300           1,599
Convergys Corp. (AE)                                    3,300              43
Darden Restaurants, Inc.                                9,200             225
Dillard's, Inc. Class A                                 2,400              49
DIRECTV Group, Inc. (The) (AE)                        148,669           2,493
Eastman Kodak Co.                                       9,400             285
eBay, Inc. (AE)                                        44,568           4,350
Education Management Corp. (AE)                         4,000             107
Electronic Arts, Inc. (AE)                             63,788           2,865
Estee Lauder Cos., Inc. (The) Class A                   9,800             421
Federated Department Stores                            37,100           1,872
Fisher Scientific International (AE)                   26,540           1,522
Fossil, Inc. (AE)                                       1,900              57
Four Seasons Hotels, Inc. (N)                          52,879           3,576
Fox Entertainment Group, Inc. Class A (AE)             56,080           1,663
Gannett Co., Inc.                                      15,400           1,277
Gap, Inc. (The)                                        52,600           1,051
Getty Images, Inc. (AE)                                 6,430             380
Gillette Co. (The)                                    101,100           4,194
Google, Inc. Class A (AE)(N)                            5,380           1,026
GTECH Holdings Corp.                                    9,800             232
Harrah's Entertainment, Inc.                            6,050             354
Hasbro, Inc.                                           17,200             304
Home Depot, Inc.                                       87,500           3,595
International Game Technology                          32,900           1,087
Interpublic Group of Cos., Inc. (AE)                   13,700             168
Iron Mountain, Inc. (AE)                                1,900              63
Jack in the Box, Inc. (AE)                              1,800              60
JC Penney Co., Inc. Holding Co.                        61,350           2,122
Jones Apparel Group, Inc.                               9,900             349
Kimberly-Clark Corp.                                   54,370           3,244
Kohl's Corp. (AE)                                      82,150           4,170
Leggett & Platt, Inc.                                   3,200              90
Liberty Media Corp. Class A (AE)                      183,100           1,633
Liberty Media International, Inc. Class A (AE)         36,251           1,307
Lowe's Cos., Inc.                                      88,799           4,998
Limited Brands, Inc.                                    6,000             149
Marriott International, Inc. Class A                   68,700           3,743
Mattel, Inc.                                            2,500              44
May Department Stores Co. (The)                        13,700             357
Maytag Corp. (N)                                        3,300              57
McDonald's Corp.                                      133,420           3,889
MGM Mirage (AE)                                         1,896             102

 8  Equity I Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
New York Times Co. Class A                              2,800             112
Newell Rubbermaid, Inc.                                47,550           1,025
Nike, Inc. Class B                                     22,508           1,830
Nordstrom, Inc.                                         1,900              82
Office Depot, Inc. (AE)                                34,400             557
Omnicom Group                                          17,300           1,365
Petco Animal Supplies, Inc. (AE)                        2,400              86
Priceline.com, Inc. (AE)(N)                            17,900             357
RadioShack Corp.                                        7,400             221
Reed Elsevier PLC ADR (N)                              23,810             857
Royal Caribbean Cruises, Ltd. (N)                      27,586           1,286
RR Donnelley & Sons Co.                                69,000           2,170
Saks, Inc.                                             11,700             143
SCP Pool Corp.                                          1,650              48
Sonic Corp. (AE)                                        1,300              35
Stanley Works (The)                                     2,000              89
Staples, Inc.                                          46,400           1,380
Starbucks Corp. (AE)                                   22,597           1,195
Starwood Hotels & Resorts Worldwide, Inc. (o)          80,350           3,835
Target Corp.                                           49,773           2,490
Tech Data Corp. (AE)                                    7,600             307
Tiffany & Co.                                          50,463           1,480
Time Warner, Inc. (AE)                                333,280           5,546
TJX Cos., Inc.                                         40,000             959
Tribune Co.                                            30,270           1,308
United Natural Foods, Inc. (AE)                         1,600              44
VeriSign, Inc. (AE)                                    93,000           2,495
VF Corp.                                                7,700             414
Viacom, Inc. Class B                                   70,090           2,558
Wal-Mart Stores, Inc.                                 129,217           6,967
Walt Disney Co.                                        76,800           1,937
Waste Management, Inc.                                 89,700           2,555
WESCO International, Inc. (AE)                          1,200              30
Whirlpool Corp.                                         1,600              94
Wynn Resorts, Ltd. (AE)(N)                             17,968           1,045
XM Satellite Radio Holdings, Inc. Class A
   (AE)(N)                                             18,300             591
Yahoo!, Inc. (AE)                                      85,930           3,110
Yum! Brands, Inc.                                      35,502           1,544
                                                                 ------------
                                                                      134,207
                                                                 ------------

Consumer Staples - 4.9%
Altria Group, Inc.                                    169,380           8,208
Anheuser-Busch Cos., Inc.                              14,200             709
Campbell Soup Co.                                       4,700             126
Coca-Cola Co. (The)                                    63,600           2,586
Colgate-Palmolive Co.                                  43,700           1,950

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CVS Corp.                                              14,813             644
Del Monte Foods Co. (AE)                               13,100             140
Diageo PLC ADR (N)                                      9,340             502
HJ Heinz Co.                                           24,450             889
Kellogg Co.                                            39,970           1,719
Kraft Foods, Inc. Class A                               9,900             330
Kroger Co. (The) (AE)                                  35,400             535
PepsiCo, Inc.                                         158,480           7,857
Procter & Gamble Co.                                  191,390           9,795
Reynolds American, Inc. (N)                             7,400             510
Safeway, Inc. (AE)                                     22,900             418
Sara Lee Corp.                                         71,200           1,658
Smithfield Foods, Inc. (AE)                            30,200             732
Supervalu, Inc.                                         3,800             112
Unilever NV                                             2,800             163
UST, Inc.                                              11,200             461
Whole Foods Market, Inc.                               10,950             892
WM Wrigley Jr Co.                                       4,500             294
                                                                 ------------
                                                                       41,230
                                                                 ------------

Financial Services - 18.2%
ACE, Ltd.                                               5,300             202
Aflac, Inc.                                            16,000             574
Alliance Data Systems Corp. (AE)                       25,100           1,061
Allstate Corp. (The)                                   38,540           1,853
American Express Co.                                  143,700           7,626
American International Group, Inc.                    125,800           7,637
AmeriCredit Corp. (AE)                                 18,800             365
Ameritrade Holding Corp. (AE)                          32,500             423
AON Corp.                                              51,800           1,057
Archstone-Smith Trust (o)                              13,300             446
Assurant, Inc.                                          2,500              67
Astoria Financial Corp.                                 8,600             336
Automatic Data Processing, Inc.                        13,800             599
Bank of America Corp.                                 320,222          14,344
Bank of New York Co., Inc. (The)                       15,700             510
BB&T Corp.                                             13,700             563
Capital One Financial Corp.                            25,600           1,888
CB Richard Ellis Group, Inc. Class A (AE)              35,250             913
Checkfree Corp. (AE)                                   42,600           1,321
Chicago Mercantile Exchange Holdings, Inc.              5,106             897
Chubb Corp.                                            40,460           2,918
Cigna Corp.                                            14,700             933
CIT Group, Inc.                                        18,400             743
Citigroup, Inc.                                       466,522          20,701
Comerica, Inc.                                          9,800             603

                                                                Equity I Fund  9

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Countrywide Financial Corp.                            75,470           2,410
Crescent Real Estate Equities Co. (o)                  11,150             179
Deluxe Corp.                                            6,100             232
Equity Office Properties Trust (o)                     19,600             551
Equity Residential (o)                                 15,700             524
Fannie Mae                                             61,310           4,301
Fidelity National Financial, Inc.                       5,390             203
First American Corp.                                    3,100              97
First Data Corp.                                        8,100             334
Fiserv, Inc. (AE)                                       9,100             323
Franklin Resources, Inc.                               37,000           2,243
Freddie Mac                                            27,700           1,845
Genworth Financial, Inc. Class A                       51,650           1,232
Goldman Sachs Group, Inc.                              92,661           9,116
Hartford Financial Services Group, Inc.                63,560           3,717
HRPT Properties Trust (o)                               1,700              19
Huntington Bancshares, Inc.                            12,900             309
Instinet Group, Inc. (AE)                              65,000             312
JPMorgan Chase & Co.                                  270,789          10,453
Keycorp                                                19,900             668
Kimco Realty Corp. (o)                                  2,400             131
La Quinta Corp. (AE)(o)                                 4,200              34
Legg Mason, Inc.                                        6,100             389
Lehman Brothers Holdings, Inc.                         10,200             838
Lincoln National Corp.                                 46,500           2,037
Loews Corp.                                             9,400             563
Manulife Financial Corp. (N)                            5,982             279
MBIA, Inc.                                              2,900             168
MBNA Corp.                                             56,300           1,443
Mellon Financial Corp.                                 60,870           1,759
Merrill Lynch & Co., Inc.                              88,254           4,760
Metlife, Inc.                                          65,460           2,510
MGIC Investment Corp. (N)                               3,100             199
Morgan Stanley                                         27,400           1,400
National City Corp.                                    19,760             770
Nationwide Financial Services                             100               3
Northern Trust Corp.                                    6,000             255
Old Republic International Corp.                        7,100             166
PartnerRe, Ltd.                                         3,500             204
Paychex, Inc.                                          89,900           2,948
PMI Group, Inc. (The)                                  14,100             547
PNC Financial Services Group, Inc.                     33,430           1,748
R-G Financial Corp. Class B                             1,100              41
SLM Corp.                                              87,183           3,946
Sotheby's Holdings Class A (AE)                         2,300              43
Sovereign Bancorp, Inc. (N)                            86,400           1,871
St. Paul Travelers Cos., Inc. (The)                   103,564           3,517
SunTrust Banks, Inc.                                   72,190           5,081
T Rowe Price Group, Inc. (N)                           20,600           1,149

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
TCF Financial Corp.                                     5,300             167
Torchmark Corp.                                         3,400             184
Trizec Properties, Inc. (o)                            29,650             473
UCBH Holdings, Inc.                                     7,519             324
US Bancorp                                             16,474             471
Wachovia Corp.                                         21,000           1,033
Waddell & Reed Financial, Inc. Class A                  9,200             193
Washington Mutual, Inc.                                30,585           1,184
Wells Fargo & Co.                                      17,800           1,063
XL Capital, Ltd. Class A                                2,900             210
                                                                 ------------
                                                                      151,749
                                                                 ------------

Health Care - 12.3%
Abbott Laboratories                                    72,600           3,095
Aetna, Inc.                                             4,500             428
AmerisourceBergen Corp.                                14,150             779
Amgen, Inc. (AE)                                       63,800           3,624
Amylin Pharmaceuticals, Inc. (AE)(N)                   17,100             364
Barr Pharmaceuticals, Inc. (AE)                         2,400              90
Baxter International, Inc.                             17,000             523
Beckman Coulter, Inc.                                   6,750             402
Biogen Idec, Inc. (AE)                                 24,030           1,398
Boston Scientific Corp. (AE)                          143,239           5,056
Bristol-Myers Squibb Co.                                5,200             122
Cardinal Health, Inc.                                   8,200             383
Caremark Rx, Inc. (AE)                                 81,750           2,450
Community Health Systems, Inc. (AE)                     3,800             102
CR Bard, Inc.                                          16,930             962
DaVita, Inc. (AE)                                       4,850             144
Eli Lilly & Co.                                        65,300           3,586
Endo Pharmaceuticals Holdings, Inc. (AE)                1,700              37
Eon Labs, Inc. (AE)                                     3,300              81
Forest Laboratories, Inc. (AE)                         33,300           1,485
Genentech, Inc. (AE)                                  176,949           8,056
Gilead Sciences, Inc. (AE)                            124,670           4,317
GlaxoSmithKline PLC ADR                                42,850           1,817
Guidant Corp.                                          38,400           2,558
HCA Inc.                                                8,000             294
Humana, Inc. (AE)                                       6,300             121
ImClone Systems, Inc. (AE)                              7,500             329
IMS Health, Inc.                                        5,100             108
IVAX Corp. (AE)                                        25,250             457
Johnson & Johnson                                     220,100          12,850
Kinetic Concepts, Inc. (AE)                            10,300             513
Magellan Health Services, Inc. (AE)                       800              30
McKesson Corp.                                          6,000             160

 10  Equity I Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Medco Health Solutions, Inc. (AE)                      32,600           1,105
Medtronic, Inc.                                       106,733           5,455
Merck & Co., Inc.                                      63,900           2,001
Novartis AG ADR                                        15,320             736
Pfizer, Inc.                                          382,785          11,083
Quest Diagnostics                                      13,459           1,178
Roche Holding AG ADR                                    7,800             795
Sanofi-Aventis ADR (N)                                 56,082           2,047
Schering-Plough Corp.                                  19,500             353
Sierra Health Services (AE)                               700              33
St. Jude Medical, Inc. (AE)                            66,968           5,128
Stryker Corp.                                           8,300             358
Tenet Healthcare Corp. (AE)                            85,950             921
Triad Hospitals, Inc. (AE)                              5,400             178
UnitedHealth Group, Inc.                               88,694           6,421
Valeant Pharmaceuticals International (N)              17,000             408
Varian Medical Systems, Inc. (AE)                       8,300             333
WellPoint Health Networks (AE)                          6,600             645
Wright Medical Group, Inc. (AE)                         3,927             101
Wyeth                                                  33,200           1,316
Zimmer Holdings, Inc. (AE)                             63,728           4,945
                                                                 ------------
                                                                      102,261
                                                                 ------------

Integrated Oils - 4.2%
BP PLC ADR                                             29,040           1,692
ChevronTexaco Corp.                                    82,358           4,370
ConocoPhillips                                        134,435          11,335
Exxon Mobil Corp.                                     192,900           9,495
Marathon Oil Corp.                                     99,903           3,807
Occidental Petroleum Corp.                             43,000           2,401
Unocal Corp.                                           41,370           1,727
                                                                 ------------
                                                                       34,827
                                                                 ------------
Materials and Processing - 5.0%
Air Products & Chemicals, Inc.                         21,520           1,144
Alcan, Inc.                                             1,200              56
Alcoa, Inc.                                            21,350             694
American Standard Cos., Inc. (AE)                      10,300             377
Archer-Daniels-Midland Co.                            381,796           7,395
Ball Corp.                                              4,000             159
Bayer AG ADR                                           19,750             560
Bemis Co.                                               4,000             106
Bowater, Inc.                                          23,720             874
Bunge, Ltd.                                            37,700           1,799
Cia Vale do Rio Doce ADR                               31,000             656
Corn Products International, Inc.                      29,550           1,454
Domtar, Inc.                                           49,800             605

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Dow Chemical Co. (The)                                 52,350           2,353
Eastman Chemical Co.                                    7,900             375
Ecolab, Inc.                                            9,200             311
EI Du Pont de Nemours & Co.                            44,700           1,916
FMC Corp. (AE)                                          5,200             228
Freeport-McMoRan Copper & Gold, Inc. Class B (N)       37,900           1,373
Georgia-Pacific Corp.                                  14,100             488
GrafTech International, Ltd. (AE)                         200               2
Hercules, Inc. (AE)                                     7,500             107
Hughes Supply, Inc.                                     4,000             114
International Paper Co.                                71,810           2,765
International Steel Group, Inc. (AE)                    7,100             262
Lubrizol Corp.                                          8,950             311
Lyondell Chemical Co. (N)                              31,800             731
Martin Marietta Materials, Inc.                         2,500             114
Masco Corp.                                            39,400           1,350
Maverick Tube Corp. (AE)                                3,300              87
Medimmune, Inc. (AE)                                   13,900             395
Monsanto Co.                                          110,838           4,738
Mosaic Co. (The) (AE)                                 111,650           1,679
Newmont Mining Corp.                                      900              43
PPG Industries, Inc.                                   29,040           1,851
Praxair, Inc.                                          17,200             726
Reliance Steel & Aluminum Co.                           1,400              48
Sherwin-Williams Co. (The)                              4,200             179
Smurfit-Stone Container Corp. (AE)                     45,430             789
Sonoco Products Co.                                     3,000              80
St. Joe Co. (The)                                      21,350           1,087
Steel Dynamics, Inc.                                    1,800              60
Syngenta AG ADR                                        47,580             906
Temple-Inland, Inc.                                     5,200             307
United States Steel Corp.                              11,700             430
                                                                 ------------
                                                                       42,084
                                                                 ------------

Miscellaneous - 4.3%
3M Co.                                                 21,600           1,676
Brunswick Corp.                                        12,800             601
Eaton Corp.                                             2,600             166
General Electric Co.                                  585,612          19,982
Honeywell International, Inc.                         107,900           3,634
ITT Industries, Inc.                                    5,000             406
Johnson Controls, Inc.                                  7,400             424
SPX Corp. (N)                                           6,200             238
Textron, Inc.                                           7,300             497
Tyco International, Ltd. (N)                          266,511           8,302
                                                                 ------------
                                                                       35,926
                                                                 ------------

                                                               Equity I Fund  11

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Other Energy - 1.9%
Apache Corp.                                           46,300           2,347
BJ Services Co.                                         8,800             449
Burlington Resources, Inc.                             12,100             502
Devon Energy Corp.                                      6,980             516
El Paso Corp.                                          27,100             242
EOG Resources, Inc.                                    22,800           1,518
GlobalSantaFe Corp.                                     8,400             248
Newfield Exploration Co. (AE)                           6,200             361
Noble Corp. (AE)                                       23,160           1,058
NRG Energy, Inc. (AE)                                  40,000           1,110
Patterson-UTI Energy, Inc.                              5,900             113
Peabody Energy Corp. (N)                               10,200             651
Premcor, Inc.                                          27,750           1,083
Reliant Energy, Inc. (AE)                             157,900           1,623
Schlumberger, Ltd.                                     59,130           3,722
Tesoro Petroleum Corp. (AE)                             3,000              91
Valero Energy Corp.                                     9,600             413
                                                                 ------------
                                                                       16,047
                                                                 ------------

Producer Durables - 4.4%
Agilent Technologies, Inc. (AE)                        20,650             517
Applied Materials, Inc. (AE)                          108,880           1,753
Boeing Co.                                             86,500           4,316
Caterpillar, Inc.                                      72,802           5,863
Centex Corp.                                            4,200             218
Cooper Industries, Ltd. Class A                        11,100             709
Crane Co.                                               4,500             125
Danaher Corp.                                          21,260           1,172
Deere & Co.                                            72,370           4,326
DR Horton, Inc.                                         6,450             194
Electro Scientific Industries, Inc. (AE)                1,000              17
Emerson Electric Co.                                   48,130           3,083
Goodrich Corp.                                          8,600             265
Hovnanian Enterprises, Inc. Class A (AE)                1,800              68
Hubbell, Inc. Class B                                   4,500             206
Illinois Tool Works, Inc.                              18,500           1,707
KB Home                                                   478              39
Koninklijke Philips Electronics NV                     66,250           1,578
Lennar Corp. Class A                                   28,654           1,289
Lockheed Martin Corp.                                  39,695           2,187
MDC Holdings, Inc.                                     11,376             873
Nortel Networks Corp. (AE)                             13,900              47
Northrop Grumman Corp.                                 35,720           1,849
Novellus Systems, Inc. (AE)                             8,100             210
Parker Hannifin Corp.                                   2,100             148
Pitney Bowes, Inc.                                      3,900             171

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Plantronics, Inc.                                       2,500             109
Pulte Homes, Inc.                                       5,000             274
Teradyne, Inc. (AE)                                    18,850             312
United Defense Industries, Inc. (AE)                    1,500              60
United Technologies Corp.                              26,700           2,478
Waters Corp. (AE)                                      19,050             787
                                                                 ------------
                                                                       36,950
                                                                 ------------

Technology - 11.7%
ADC Telecommunications, Inc. (AE)                      64,200             142
Agere Systems, Inc. Class A (AE)                      151,100             183
Altera Corp. (AE)                                     116,000           2,637
Amphenol Corp. Class A (AE)                             3,600             124
Apple Computer, Inc. (AE)                              23,940           1,258
Applied Micro Circuits Corp. (AE)                      11,100              40
Arrow Electronics, Inc. (AE)                            3,000              72
Avaya, Inc. (AE)                                       27,900             402
Avnet, Inc. (AE)                                       60,500           1,026
Benchmark Electronics, Inc. (AE)                        1,700              58
Cisco Systems, Inc. (AE)                              437,170           8,398
Computer Sciences Corp. (AE)                            6,100             303
Comverse Technology, Inc. (AE)                         28,500             588
Dell, Inc. (AE)                                       221,514           7,766
DreamWorks Animation SKG, Inc. Class A (AE)             3,300             129
Electronic Data Systems Corp.                          56,300           1,198
EMC Corp. (AE)                                        206,210           2,654
Flextronics International, Ltd. (AE)                   12,500             151
General Dynamics Corp.                                  4,095             418
Hewlett-Packard Co.                                   116,487           2,174
Ingram Micro, Inc. Class A (AE)                        10,800             186
International Business Machines Corp.                  66,880           6,002
JDS Uniphase Corp. (AE)                               116,700             370
Juniper Networks, Inc. (AE)                           120,500           3,207
L-3 Communications Holdings, Inc. (N)                  27,400           1,806
Linear Technology Corp.                                 3,000             114
Lucent Technologies, Inc. (AE)(N)                     131,500             467
Macromedia, Inc. (AE)                                  17,400             472
Marvell Technology Group, Ltd. (AE)                    39,020           1,115
Maxim Integrated Products, Inc.                        63,700           2,802
MEMC Electronic Materials, Inc. (AE)                    3,600              34
Micron Technology, Inc. (AE)                            6,100              74
Microsoft Corp.                                       438,671          12,279
Motorola, Inc.                                        230,285           3,975
National Semiconductor Corp.                           57,600             962
NAVTEQ Corp. (AE)                                      14,400             580
Oracle Corp. (AE)                                     203,300           2,574
PerkinElmer, Inc.                                      66,000           1,356

 12  Equity I Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Perot Systems Corp. Class A (AE)                        1,900              30
PMC-Sierra, Inc. (AE)                                  53,100             545
Qualcomm, Inc.                                        273,188          11,423
Research In Motion, Ltd. (AE)                          10,400             917
Rockwell Automation, Inc.                              19,770             824
Sanmina-SCI Corp. (AE)                                353,900           2,831
Skyworks Solutions, Inc. (AE)(N)                       35,800             318
Solectron Corp. (AE)                                   54,000             282
Sun MicroSystems, Inc. (AE)                           319,000           1,445
Symantec Corp. (AE)                                    23,505           1,338
Tellabs, Inc. (AE)                                      9,600              77
Tessera Technologies, Inc. (AE)                         2,400              67
Texas Instruments, Inc.                               236,800           5,790
Veritas Software Corp. (AE)                            79,100           1,731
Vishay Intertechnology, Inc. (AE)                      14,850             192
Western Digital Corp. (AE)                              4,800              40
Xilinx, Inc.                                           41,770           1,278
Zebra Technologies Corp. Class A (AE)                   2,800             148
                                                                 ------------
                                                                       97,372
                                                                 ------------
Utilities - 4.9%
Alltel Corp.                                            4,500             247
American Electric Power Co., Inc.                      28,600             942
AT&T Corp.                                             19,600             335
BellSouth Corp.                                        82,800           2,208
Cinergy Corp.                                          15,060             595
CMS Energy Corp. (AE)(N)                               26,000             243
Comcast Corp. Class A (AE)                            183,983           5,427
Comcast Corp. Special Class A (AE)                     57,730           1,676
Constellation Energy Group, Inc.                        7,100             288
COX Communications, Inc. Class A (AE)                  15,660             539
Dominion Resources, Inc. (N)                           53,050           3,412
DTE Energy Co.                                          4,700             201
Energy East Corp. (N)                                  23,910             603
Entergy Corp.                                          49,150           3,212
Exelon Corp.                                           28,700           1,137
FirstEnergy Corp.                                      30,280           1,251
KeySpan Corp.                                          10,120             404
MDU Resources Group, Inc.                               2,400              62
National Fuel Gas Co.                                   4,620             129
Nextel Communications, Inc. Class A (AE)               17,700             469
Northeast Utilities                                    16,800             325
Pepco Holdings, Inc.                                   21,500             443
Pinnacle West Capital Corp.                             4,600             196

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
PPL Corp.                                              16,390             852
Progress Energy, Inc. - CVO                             4,500             186
Progress Energy, Inc.                                   3,200              --
Puget Energy, Inc.                                      3,600              84
SBC Communications, Inc.                              133,700           3,377
Sempra Energy                                          13,000             436
Sprint Corp.                                          122,200           2,560
Telephone & Data Systems, Inc.                         10,300             771
TXU Corp.                                              11,730             718
Verizon Communications, Inc.                          150,804           5,896
Vodafone Group PLC ADR                                 57,540           1,484
Xcel Energy, Inc. (N)                                   6,400             109
                                                                 ------------
                                                                       40,817
                                                                 ------------
TOTAL COMMON STOCKS
(cost $661,112)                                                       755,552
                                                                 ------------
LONG-TERM INVESTMENTS - 0.0%
Corporate Bonds and Notes - 0.0%
Delta Air Lines, Inc.
   8.000% due 06/03/23                                    461             221
                                                                 ------------
TOTAL LONG-TERM INVESTMENTS
(cost $320)                                                               221
                                                                 ------------
SHORT-TERM INVESTMENTS - 5.6%
Frank Russell Investment Company Money Market
   Fund                                            40,476,285          40,476
United States Treasury Bill (c)(z)(sec.)
   1.649% due 12/09/04                                  6,000           5,990
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
(cost $46,466)                                                         46,466
                                                                 ------------
OTHER SECURITIES - 2.2%
Frank Russell Investment Company Money Market
   Fund (X)                                         7,486,651           7,487
State Street Securities Lending Quality Trust
   (X)                                             11,251,218          11,251
                                                                 ------------
TOTAL OTHER SECURITIES
(cost $18,738)                                                         18,738
                                                                 ------------
TOTAL INVESTMENTS - 98.3%
(identified cost $726,636)                                            820,977
OTHER ASSETS AND LIABILITIES
NET - 1.7%                                                             14,143
                                                                 ------------
NET ASSETS - 100.0%                                                   835,120
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                               Equity I Fund  13

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 12/04 (16)                           4,838               60

S&P 500 E-Mini Index
   expiration date 12/04 (324)                         18,310              176

S&P 500 Index
   expiration date 12/04 (144)                         40,691              215

S&P Midcap 400 Index
   expiration date 12/04 (39)                          11,755              329
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                  780
                                                                  ============

                                                       % OF
                                                        NET
PORTFOLIO SUMMARY (UNAUDITED)                         ASSETS
-----------------------------------------------------------------
Auto and Transportation                                       2.6
Consumer Discretionary                                       16.1
Consumer Staples                                              4.9
Financial Services                                           18.2
Health Care                                                  12.3
Integrated Oils                                               4.2
Materials and Processing                                      5.0
Miscellaneous                                                 4.3
Other Energy                                                  1.9
Producer Durables                                             4.4
Technology                                                   11.7
Utilities                                                     4.9
Preferred Stocks                                               --*
Short-Term Investments                                        5.6
Other Securities                                              2.2
                                                  ---------------
Total Investments                                            98.3
Other Assets and Liabilities, Net                             1.7
                                                  ---------------

Net Assets                                                  100.0
                                                  ===============

Futures Contracts                                             0.1

* Less than .05%.

See accompanying notes which are an integral part of the financial statements.

 14  Equity I Fund

                      (This page intentionally left blank)

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
(GRAPHIC)

                                                                   EQUITY II - CLASS I++               RUSSELL 2500(TM) **
                                                                   ---------------------               -------------------
Inception*                                                                 10000                              10000
1995                                                                       11779                              12137
1996                                                                       14261                              14417
1997                                                                       18729                              18616
1998                                                                       17080                              17182
1999                                                                       20343                              20275
2000                                                                       25763                              24994
2001                                                                       21980                              21954
2002                                                                       19964                              19948
2003                                                                       28365                              28264
2004                                                                       30911                              31752

Equity II Fund - Class I ++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,898               8.98%
5 Years                $      15,195               8.72%sec.
10 Years               $      30,911              11.94%sec.

Equity II Fund - Class E ++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,872               8.72%
5 Years                $      15,029               8.48%sec.
10 Years               $      30,550              11.81%sec.

Equity II Fund - Class Y ++++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,905               9.05%
5 Years                $      15,273               8.83%sec.
10 Years               $      31,069              11.99%sec.

Russell 2500(TM) Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,234              12.34%
5 Years                $      15,661               9.39%sec.
10 Years               $      31,752              12.25%sec.

 16  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to provide long term capital growth.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDING OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2004, the Equity II Fund Class I, Class E and Class Y gained 8.98%, 8.72%, and 9.05% respectively. This compared to the Russell 2500(R) Index, which gained 12.34% during the same period. Class I, Class E and Class Y performance is net of operating expenses of 0.90%, 1.09% and 0.79%, respectively. Index returns are unmanaged and do not include expenses of any kind.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MANAGERS.

The Fund's underperformance was caused foremost by security selection decisions and secondarily by sector allocation decisions. Security selection was particularly poor in the technology, consumer discretionary and health care sectors. The Fund's overweights in the technology and consumer discretionary sectors and underweight in the financial services sector were the primary sector allocation decisions resulting in negative returns relative to benchmark. The Fund's slight overweight to stocks with higher than benchmark expected growth rates, higher betas and lower dividend yields also contributed to its negative results relative to benchmark. The performance of the Fund's growth managers suffered over the past year as growth stocks were out of favor relative to value stocks.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THEY ARE POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

The market environment over the past 12 months has been characterized by strong returns to value stocks and poor returns to growth stocks. Higher earnings and higher beta growth stocks performed poorly while higher yielding stocks, including utility stocks and REIT's, performed very well during the year.

Neither the Fund nor its money managers changed investment approaches in response to the market environment. However, the Fund's money managers did consider the market environment in their respective security selection. By design, some of the Fund's money managers tended to perform better either due to a consistent earnings growth focus in the growth segment or due to a dividend yield orientation in the value segment, providing strong relative performance strength.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MANAGER LINE-UP?

On March 1, 2004, the Fund's investment objective was changed and its investment objective was reclassified from "fundamental" to "non-fundamental." A non-fundamental investment objective may be changed by the Fund's Board of Trustees without shareholder approval. The Fund's investment objective prior to March 1, 2004 was to maximize total return primarily through capital appreciation and assuming a higher level of volatility than the Equity I Fund. The change to the investment objective did not affect materially the manner in which the Fund is managed.

Gould Investment Partners replaced Suffolk Capital as a money manager in the Fund in May of 2004. Like Suffolk, Gould pursues a relatively aggressive earnings momentum growth strategy. Gould has a very high portfolio turnover rate, as a key to success in investing in higher valuation growth stocks is a very strong sell discipline. Their portfolio tends to be concentrated among a few sectors in which companies with accelerating earnings are more prevalent such as technology, healthcare and producer durables.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE MULTI-MANAGER FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

The Fund's emphasis on price momentum, long term growth, beta, as well as an underweight to higher dividend yield stocks was the primary cause of the Fund's underperformance relative to benchmark during the year.

The Fund's more defensively-oriented managers (i.e., managers that emphasize stocks with one or more of the following traits: lower earnings variability, lower betas, lower valuations, higher financial quality or higher dividend yields) outperformed their respective indexes during the year, whether they pursued a growth or value style. For example, Delphi, a value style manager, outperformed its benchmark, the Russell 2500 Value Index, due to its emphasis of lower valuation and consistent earnings growth securities. Likewise, TimesSquare, a growth manager whose substyle is consistent earnings growth, performed better than most of its growth peers because the market rewarded the perceived safety of its holdings as measured by earnings certainty.

Aggressively-oriented managers (i.e., managers that emphasize stocks with one or more of the following traits: higher earnings variability, higher betas, higher valuations, lower financial quality or lower dividend yields) such as David J. Greene (value), Suffolk (growth) and Capital Works (growth), tended to perform relatively poorly whether they invested in contrarian value stocks with current earnings challenges or in aggressive growth stocks with high betas and accelerating but uncertain earnings.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR STOCK SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

The investment environment was neither hostile nor favorable to security selection during the year. The Fund fared poorly on the security selection front primarily because managers emphasized stocks with higher prospective growth, positive

                                                              Equity II Fund  17

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

earnings estimate revisions, positive price momentum, and higher betas. While the Fund carried slight valuation discounts on multiple valuation metrics during the year, these were not enough to offset the negative affects of emphasizing securities with the aforementioned traits within all investment styles.

Money Managers as of October 31, 2004                                Styles


CapitalWorks Investment Partners, LLC       Growth
David J. Greene and Company, LLC            Value
Delphi Management, Inc.                     Value
Goldman Sachs Asset Management, L.P.        Market-Oriented
Gould Investment Partners LLC               Growth
Jacobs Levy Equity Management, Inc.         Value
Roxbury Capital Management, LLC             Growth
TimesSquare Capital Management, Inc.        Growth

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of Frank Russell Investment Management Company (FRIMCo), or any other person in FRIMCo or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and FRIMCo disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for a Frank Russell Investment Company (FRIC) Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any FRIC Fund.

                              --------------------

*     Equity II Fund Class I assumes initial investment on November 1, 1994.

** Russell 2500(TM) Index is composed of the bottom 500 stocks the Russell 1000(R) Index and all the stocks in the Russell 2000(R) Index. The Russell 2500(TM) Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

++ Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.

++++ Equity II Fund Class I performance has been linked with Class E to provide historical perspective. From May 14, 1999 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++++Equity II Fund Class I performance has been linked with Class Y to provide historical perspective.

sec.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 18  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SHAREHOLDER EXPENSE EXAMPLE -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS ANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $       979.80      $     1,019.57
Expenses Paid During
Period*                       $         5.37      $         5.48

* Expenses are equal to the Fund's annualized expense ratio of 1.08%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS I                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $       981.07      $     1,020.53
Expenses Paid During
  Period*                     $         4.43      $         4.52

* Expenses are equal to the Fund's annualized expense ratio of 0.89%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS Y                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $       981.57      $     1,021.03
Expenses Paid During
  Period*                     $         3.94      $         4.01

* Expenses are equal to the Fund's annualized expense ratio of 0.79%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                              Equity II Fund  19

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 94.8%
Auto and Transportation - 4.9%
AAR Corp. (AE)                                         14,450             170
Alaska Air Group, Inc. (AE)(N)                         17,890             471
American Axle & Manufacturing Holdings, Inc.           83,900           2,408
Arctic Cat, Inc.                                        6,409             161
Arkansas Best Corp.                                    15,100             590
ArvinMeritor, Inc.                                     21,000             392
Autoliv, Inc.                                         106,600           4,556
Aviall, Inc. (AE)                                      12,700             275
BorgWarner, Inc.                                       16,700             775
Dana Corp.                                             92,100           1,373
Dura Automotive Systems, Inc. Class A (AE)             16,500             139
EGL, Inc. (AE)                                         65,800           2,104
ExpressJet Holdings, Inc. (AE)                         53,800             598
FLYi, Inc. (AE)(N)                                     48,600              68
Forward Air Corp. (AE)                                 12,800             527
General Maritime Corp. (AE)(N)                         36,600           1,391
Genesee & Wyoming, Inc. Class A (AE)                   18,700             473
Gentex Corp.                                           22,000             726
Golar LNG, Ltd. (AE)                                   44,600             719
Greenbrier Cos., Inc. (N)                               5,900             146
Grupo TMM SA ADR (AE)                                 104,400             260
Gulfmark Offshore, Inc. (AE)(N)                        70,000           1,349
HUB Group, Inc. Class A (AE)(N)                        10,960             441
JB Hunt Transport Services, Inc.                       74,570           3,047
Kansas City Southern (AE)                              42,200             715
Lear Corp.                                              6,700             361
Martin Midstream Partners, LP (N)                      40,750           1,152
Navistar International Corp. (AE)                      30,100           1,040
Offshore Logistics, Inc. (AE)                          26,900             973
Old Dominion Freight Line (AE)                         18,000             504
OMI Corp.                                              66,200           1,188
Oshkosh Truck Corp.                                    22,250           1,311
Overnite Corp.                                         62,841           2,034
Pacer International, Inc. (AE)                         37,200             660
Polaris Industries, Inc. (N)                           48,020           2,850
SCS Transportation, Inc. (AE)                          28,755             520
Skywest, Inc.                                          57,800             987
Stoneridge, Inc. (AE)(N)                                6,300              85
Teekay Shipping Corp. (N)                              28,000           1,294
Tenneco Automotive, Inc. (AE)                          56,000             713
TRW Automotive Holdings Corp. (AE)(N)                  12,700             233
Tsakos Energy Navigation, Ltd.                         15,720             588
UTI Worldwide, Inc.                                    24,600           1,599
Visteon Corp.                                          65,300             464
Werner Enterprises, Inc.                               74,495           1,579

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Westinghouse Air Brake Technologies Corp.              39,700             805
                                                                 ------------
                                                                       44,814
                                                                 ------------

Consumer Discretionary - 18.8%
Abercrombie & Fitch Co. Class A                        80,300           3,146
ABM Industries, Inc. (N)                               24,400             506
Activision, Inc. (AE)                                 114,000           1,651
Adesa, Inc.                                            36,900             744
Advance Auto Parts (AE)                                38,800           1,518
Advo, Inc.                                             24,700             789
Aeropostale, Inc. (AE)                                 27,600             871
Alliance Gaming Corp. (AE)(N)                          92,655             857
American Eagle Outfitters                              16,400             670
American Greetings Class A                             87,300           2,309
American Woodmark Corp.                                 4,500             174
AnnTaylor Stores Corp. (AE)                            28,850             648
aQuantive, Inc. (AE)                                   18,900             169
Arbitron, Inc. (AE)                                    56,440           2,041
Asbury Automotive Group, Inc. (AE)(N)                  20,030             271
Ask Jeeves (AE)(N)                                     19,500             503
Banta Corp.                                            25,700           1,045
Barnes & Noble, Inc. (AE)                              48,380           1,610
BearingPoint, Inc. (AE)                               223,900           1,948
Borders Group, Inc.                                    52,100           1,187
Brink's Co. (The)                                      53,410           1,714
Buckle, Inc. (The) (N)                                  1,800              46
Build-A-Bear Workshop, Inc. (AE)                          780              19
CEC Entertainment, Inc. (AE)                            8,200             312
Central Garden and Pet Co. (AE)                         7,300             261
Charlotte Russe Holding, Inc. (AE)(N)                  63,100             834
Charming Shoppes (AE)(N)                              146,913           1,121
Chemed Corp. (N)                                       25,100           1,517
Choice Hotels International, Inc. (N)                  31,000           1,547
ChoicePoint, Inc. (AE)                                 56,200           2,340
Circuit City Stores, Inc.                             274,380           4,458
CKE Restaurants, Inc. (AE)(N)                          32,570             393
Claire's Stores, Inc.                                 110,300           2,870
Consolidated Graphics, Inc. (AE)                        7,200             307
Convergys Corp. (AE)                                   92,240           1,200
Corinthian Colleges, Inc. (AE)                         44,400             638
Corporate Executive Board Co.                          65,896           4,193
Corrections Corp. of America (AE)                      22,205             772
Cost Plus, Inc. (AE)                                   19,996             646
CSK Auto Corp. (AE)                                    19,500             285
Deckers Outdoor Corp. (AE)(N)                          24,500             928

 20  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Dick's Sporting Goods, Inc. (AE)(N)                    36,500           1,314
Digital Theater Systems, Inc. (AE)(N)                  69,150           1,176
Dillard's, Inc. Class A                                71,700           1,469
Earthlink, Inc. (AE)                                   62,900             650
Education Management Corp. (AE)                       104,300           2,797
Entercom Communications Corp. (AE)                     29,700             986
Entravision Communications Corp. Class A (AE)(N)      137,530           1,107
Ethan Allen Interiors, Inc. (N)                        30,000           1,143
Federated Department Stores                            23,100           1,165
FindWhat.com (AE)(N)                                   31,940             640
Finish Line Class A (N)                                31,640           1,096
Foot Locker, Inc.                                      37,800             922
FTI Consulting, Inc. (AE)(N)                           43,100             809
Furniture Brands International, Inc.                   38,200             833
Genesco, Inc. (AE)                                     22,400             573
Geo Group, Inc. (The) (AE)(N)                           4,000              80
Getty Images, Inc. (AE)                                46,000           2,720
Gray Television, Inc. (N)                              51,200             680
Greenfield Online, Inc. (AE)(N)                        16,100             339
GTECH Holdings Corp.                                  123,730           2,929
Guitar Center, Inc. (AE)                               18,800             839
Handleman Co.                                          60,400           1,299
Harte-Hanks, Inc.                                      36,500             940
Hasbro, Inc.                                           78,300           1,385
Haverty Furniture Cos., Inc.                           13,300             225
Hearst-Argyle Television, Inc.                        148,530           3,870
Helen of Troy, Ltd. (AE)(N)                            38,600           1,025
Hewitt Associates, Inc. Class A (AE)                   48,200           1,351
Hilton Hotels Corp.                                    61,600           1,226
Hollinger International, Inc. Class A                  23,100             412
Hooker Furniture Corp.                                    201               4
HOT Topic, Inc. (AE)(N)                                52,935           1,088
Huron Consulting Group, Inc. (AE)                       3,135              61
IKON Office Solutions, Inc.                            38,900             408
Insight Enterprises, Inc. (AE)                         60,000           1,113
International Speedway Corp. Class A                   14,800             696
Jack in the Box, Inc. (AE)(N)                         118,040           3,938
Jo-Ann Stores, Inc. (AE)                               29,000             715
Journal Communications, Inc. Class A                   11,100             179
Journal Register Co. (AE)                              22,600             425
Kelly Services, Inc. Class A                            5,750             155
Labor Ready, Inc. (AE)(N)                             105,900           1,520
Lamar Advertising Co. Class A (AE)                     31,000           1,284
Laureate Education, Inc. (AE)                          41,617           1,632
La-Z-Boy, Inc. Class C                                 34,100             450
Leapfrog Enterprises, Inc. (AE)(N)                     44,500             543
Lee Enterprises, Inc. (N)                              28,500           1,320
Life Time Fitness, Inc. (AE)(N)                        15,800             368
Lin TV Corp. Class A (AE)(N)                           53,500             973

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Lithia Motors, Inc. Class A (N)                        26,160             593
Liz Claiborne, Inc.                                    35,600           1,455
Marvel Enterprises, Inc. (AE)(N)                       38,750             597
McClatchy Co. Class A                                  24,180           1,681
Mohawk Industries, Inc. (AE)                           15,800           1,344
Movado Group, Inc.                                      6,600             114
MPS Group, Inc. (AE)                                  145,400           1,531
MTR Gaming Group, Inc. (AE)(N)                         10,700              96
Nautilus Group, Inc. (N)                              100,617           1,977
Navigant Consulting, Inc. (AE)                         34,265             852
O'Reilly Automotive, Inc. (AE)(N)                      13,708             590
Orient-Express Hotels, Ltd. Class A                    56,600           1,005
Outback Steakhouse, Inc.                               27,500           1,089
Pacific Sunwear Of California (AE)                    103,865           2,435
Papa John's International, Inc. (AE)(N)                 5,450             176
Payless Shoesource, Inc. (AE)                          52,400             498
PeopleSupport, Inc. (AE)(N)                            56,985             536
Petco Animal Supplies, Inc. (AE)                       64,990           2,325
Pier 1 Imports, Inc.                                   34,100             612
Pinnacle Entertainment, Inc. (AE)                      14,700             216
Playtex Products, Inc. (AE)                            48,000             301
Polo Ralph Lauren Corp.                                72,700           2,685
Pre-Paid Legal Services, Inc. (AE)(N)                  37,270           1,039
Pulitzer, Inc. (N)                                     36,320           1,915
Quiksilver, Inc. (AE)                                  31,579             861
Radio One, Inc. Class D (AE)                          126,400           1,857
Regal Entertainment Group Class A (N)                  68,000           1,354
Resources Connection, Inc. (AE)                        20,500             861
Retail Ventures, Inc. (AE)                             10,800              77
Ross Stores, Inc.                                      43,000           1,130
RR Donnelley & Sons Co.                                43,277           1,361
Ruby Tuesday, Inc.                                     32,145             794
Russell Corp.                                          12,800             221
Ryan's Restaurant Group, Inc. (AE)                     77,350           1,082
Sabre Holdings Corp. Class A                           66,500           1,430
Saks, Inc.                                            151,560           1,852
Scholastic Corp. (AE)                                  19,800             600
SCP Pool Corp.                                        119,850           3,497
Service Corp. International (AE)                       14,800              98
ShopKo Stores, Inc. (AE)(N)                           106,440           1,835
Sinclair Broadcast Group, Inc. Class A                 32,400             227
Sirva, Inc. (AE)                                       85,987           2,064
Sitel Corp. (AE)                                       38,100              72
Skechers U.S.A., Inc. Class A (AE)                      1,200              13
Snap-On, Inc. Class C                                  19,600             576
Sonic Automotive, Inc.                                 23,710             480

                                                              Equity II Fund  21

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sourcecorp (AE)                                         8,000             134
Speedway Motorsports, Inc.                             43,500           1,440
Spherion Corp. (AE)                                    15,600             112
Stage Stores, Inc. (AE)(N)                             73,060           2,631
Steak N Shake Co. (The) (AE)                            5,600              92
Steinway Musical Instruments (AE)                       1,800              50
Stewart Enterprises, Inc. Class A (AE)                 36,100             257
Tech Data Corp. (AE)                                   99,720           4,027
TeleTech Holdings, Inc. (AE)(N)                        82,030             820
THQ, Inc. (AE)                                         31,400             593
Tiffany & Co.                                          11,900             349
Too, Inc.                                              16,100             355
Toro Co.                                               18,470           1,261
Toys R Us, Inc. (AE)                                   52,900             953
Unifirst Corp. (N)                                      3,600              96
USANA Health Sciences, Inc. (AE)(N)                    50,710           1,513
Vail Resorts, Inc. (AE)                                15,600             313
Valassis Communications, Inc. (AE)                     18,500             636
VeriSign, Inc. (AE)                                    50,700           1,360
Volt Information Sciences, Inc. (AE)                    1,800              52
Washington Post Class B                                 1,370           1,254
Waste Connections, Inc. (AE)                           13,610             429
Watson Wyatt & Co. Holdings                            19,500             518
WESCO International, Inc. (AE)                          8,000             201
West Corp. (AE)(N)                                     41,271           1,161
Zale Corp. (AE)                                        60,400           1,723
                                                                 ------------
                                                                      172,264
                                                                 ------------

Consumer Staples - 1.8%
Adolph Coors Co. Class B (N)                           15,300           1,021
Coca-Cola Bottling Co. Consolidated (N)                20,444           1,081
Constellation Brands, Inc. Class A (AE)               100,300           3,934
DIMON, Inc.                                            16,600              97
Flowers Foods, Inc.                                    54,540           1,383
Lance, Inc.                                            14,700             248
Longs Drug Stores Corp. (N)                            46,440           1,147
NBTY, Inc. (AE)                                        56,630           1,560
Pathmark Stores, Inc. (AE)                            113,800             490
Pepsi Bottling Group, Inc.                             43,100           1,209
PepsiAmericas, Inc.                                    43,810             887
Pilgrim's Pride Corp. (N)                              65,590           1,774
Ralcorp Holdings, Inc.                                 12,100             445
Ruddick Corp.                                           1,300              26
Sanderson Farms, Inc. (N)                               6,620             215
Schweitzer-Mauduit International, Inc.                  1,300              41
Standard Commercial Corp.                               3,600              57
Tootsie Roll Industries, Inc.                           8,660             263

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Tyson Foods, Inc. Class A                              22,000             319
Universal Corp.                                        14,200             650
                                                                 ------------
                                                                       16,847
                                                                 ------------

Financial Services - 20.3%
21st Century Insurance Group                            8,400             111
Acadia Realty Trust (o)                                16,000             246
Advent Software, Inc. (AE)                             42,100             878
AG Edwards, Inc.                                        7,000             254
Alfa Corp. (N)                                          9,000             125
Alliance Data Systems Corp. (AE)                      144,104           6,092
Allmerica Financial Corp. (AE)                         22,700             683
AMB Property Corp. (o)                                 17,400             653
American Financial Group, Inc.                         51,100           1,513
AmeriCredit Corp. (AE)(N)                             144,280           2,799
AmerUs Group Co. (N)                                    4,640             194
Anthracite Capital, Inc. (o)                           41,800             484
Arden Realty, Inc. (o)                                 14,010             477
Aspen Insurance Holdings, Ltd.                         57,000           1,311
Associated Banc-Corp                                   48,090           1,668
Assurant, Inc.                                         55,300           1,470
Astoria Financial Corp.                                35,400           1,384
AvalonBay Communities, Inc. (o)                        13,100             858
Bank of Hawaii Corp.                                  100,630           4,804
BankAtlantic Bancorp, Inc. Class A                     11,700             205
Banknorth Group, Inc.                                  31,700           1,118
Bear Stearns Cos., Inc. (The)                          15,300           1,450
BOK Financial Corp. (AE)                                5,420             247
Boykin Lodging Co. (o)                                 10,900              92
Brown & Brown, Inc. (N)                                 8,800             367
Capital Automotive REIT (o)                            14,000             452
CapitalSource, Inc. (AE)(N)                           105,700           2,368
Capstead Mortgage Corp. (o)(N)                         14,410             159
CarrAmerica Realty Corp. (o)                           26,400             851
Cash America International, Inc.                       31,270             791
CB Richard Ellis Group, Inc. Class A (AE)              48,400           1,254
CBL & Associates Properties, Inc. (o)                  23,900           1,567
Central Pacific Financial Corp. (N)                     4,300             131
Certegy, Inc.                                          28,400           1,004
CharterMac (N)                                         35,100             813
Checkfree Corp. (AE)                                    9,700             301
Chemical Financial Corp.                                3,800             142
Chittenden Corp.                                       14,600             413
CIT Group, Inc.                                        24,100             974
City Holding Co.                                        3,086             107
City National Corp.                                    26,340           1,815

 22  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CNA Surety Corp. (AE)(N)                               80,000             942
Colonial BancGroup, Inc. (The)                        129,100           2,795
Colonial Properties Trust (o)                          14,400             561
Columbia Banking System, Inc. (N)                       4,934             121
Commerce Bancshares, Inc.                               3,630             178
Commerce Group, Inc.                                    2,800             142
Commercial Capital Bancorp, Inc.                       19,010             426
Commercial Federal Corp.                               34,600             962
Commercial Net Lease Realty (o)(N)                     54,270           1,044
Community Bank System, Inc.                            49,200           1,358
CompuCredit Corp. (AE)                                 16,600             316
Cornerstone Realty Income Trust, Inc. (o)(N)           14,700             144
Correctional Properties Trust (o)                       4,600             124
Cousins Properties, Inc. (o)                           21,110             786
Crescent Real Estate Equities Co. (o)                  10,000             160
CRT Properties, Inc. (o)                               51,150           1,133
CVB Financial Corp. (N)                                 7,150             177
Direct General Corp.                                   58,413           1,723
Doral Financial Corp.                                   4,750             199
Dow Jones & Co., Inc.                                  31,500           1,394
Downey Financial Corp.                                 20,100           1,111
Duke Realty Corp. (o)                                  32,150           1,096
Eastgroup Properties (o)(N)                             9,500             337
eFunds Corp. (AE)                                       9,464             186
Entertainment Properties Trust (o)                      9,100             363
Equifax, Inc.                                          32,700             855
Equity Inns, Inc. (o)                                  26,500             252
Equity One, Inc. (o)(N)                                25,600             537
Euronet Worldwide, Inc. (AE)(N)                        73,143           1,676
Factset Research Systems, Inc. (N)                      3,500             174
Fair Isaac Corp.                                        8,400             254
Federated Investors, Inc. Class B                      13,400             388
FelCor Lodging Trust, Inc. (AE)(o)(N)                  21,300             248
Fidelity Bankshares, Inc.                               4,200             163
Fidelity National Financial, Inc.                      28,400           1,072
First American Corp.                                   99,700           3,110
First Commonwealth Financial Corp. (N)                  3,200              46
First Niagara Financial Group, Inc.                    49,014             683
First Republic Bank                                     9,900             477
Flushing Financial Corp.                                7,950             153
Fulton Financial Corp. (N)                             11,628             250
Gabelli Asset Management, Inc. Class A (N)             10,580             488
GATX Corp.                                             27,600             753
Getty Realty Corp. (o)(N)                              12,800             360
Glacier Bancorp, Inc.                                   7,200             228
Global Payments, Inc. (N)                              62,335           3,412
Hancock Holding Co.                                     7,500             237
Harbor Florida Bancshares, Inc.                         6,038             193
Health Care Property Investors, Inc. (o)               37,400           1,041

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Health Care REIT, Inc. (o)(N)                          32,500           1,170
Healthcare Realty Trust, Inc. (o)                      37,800           1,525
HealthExtras, Inc. (AE)(N)                             96,400           1,376
Heritage Property Investment Trust (o)(N)              21,600             661
Hibernia Corp. Class A                                 32,400             940
Hospitality Properties Trust (o)                       24,030           1,030
HRPT Properties Trust (o)                             321,720           3,599
Hypercom Corp. (AE)(N)                                 66,929             434
IMPAC Mortgage Holdings, Inc. (o)(N)                   33,300             753
IndyMac Bancorp, Inc.                                  16,500             532
Infinity Property & Casualty Corp. (N)                 53,900           1,675
Innkeepers USA Trust (o)                               39,000             540
Instinet Group, Inc. (AE)                              37,000             178
Investors Financial Services Corp. (N)                 84,100           3,237
iPayment, Inc. (AE)                                    53,254           2,386
IPC Holdings, Ltd.                                     35,200           1,424
iStar Financial, Inc. (o)                              24,700           1,023
Jack Henry & Associates, Inc.                          70,900           1,322
Janus Capital Group, Inc.                             101,400           1,546
Jefferies Group, Inc.                                  30,000           1,204
Jones Lang LaSalle, Inc. (AE)                           9,700             310
Kilroy Realty Corp. (o)                                16,300             648
Knight Trading Group, Inc. Class A (AE)               116,968           1,215
Kronos, Inc. (AE)                                      29,595           1,452
La Quinta Corp. (AE)(o)                               185,700           1,495
LandAmerica Financial Group, Inc.                      85,271           4,173
Legg Mason, Inc.                                       18,450           1,175
Mack-Cali Realty Corp. (o)                              7,200             318
Maguire Properties, Inc.                               28,700             751
Markel Corp. (AE)                                       7,800           2,480
Meristar Hospitality Corp. (AE)(o)                     89,500             523
Mid-America Apartment Communities, Inc. Class M
   (o)                                                  9,500             374
Montpelier Re Holdings, Ltd.                           33,500           1,249
Moody's Corp.                                           4,200             327
National Penn Bancshares, Inc. (N)                      4,987             132
Nationwide Financial Services                          12,000             415
Nationwide Health Properties, Inc. (o)                 34,600             781
NDCHealth Corp.                                        30,500             512
New Century Financial Corp. (o)(N)                     50,460           2,783
New Plan Excel Realty Trust (o)(N)                     50,000           1,308
North Fork BanCorp., Inc. (N)                          24,900           1,098
Nuveen Investments, Inc. Class A                       26,240             829
OceanFirst Financial Corp. (N)                          6,300             150

                                                              Equity II Fund  23

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Odyssey Re Holdings Corp. (N)                          12,500             273
Ohio Casualty Corp. (AE)                               11,695             244
Omega Healthcare Investors, Inc. (o)                   15,790             178
Pacific Capital Bancorp                                 9,800             312
Pan Pacific Retail Properties, Inc. (o)                 3,000             170
People's Bank (N)                                      37,300           1,398
PFF Bancorp, Inc.                                      21,230             838
Philadelphia Consolidated Holding Co. (AE)             24,950           1,447
Placer Sierra Bancshares (AE)                          34,215             821
Portfolio Recovery Associates, Inc. (AE)(N)            21,500             725
Prentiss Properties Trust (o)                          33,200           1,195
Primus Guaranty, Ltd. (AE)                             46,100             606
Procentury Corp.                                       30,245             292
Protective Life Corp.                                  41,600           1,635
Provident Bankshares Corp. (N)                         11,498             399
Providian Financial Corp. (AE)                         48,700             757
PS Business Parks, Inc. (o)                            10,400             457
Radian Group, Inc.                                     49,600           2,377
RAIT Investment Trust (o)                               9,500             254
Raymond James Financial, Inc.                          53,700           1,402
Reckson Associates Realty Corp. (o)                     5,500             167
Redwood Trust, Inc. (o)                                26,800           1,612
Regency Centers Corp. (o)                              21,460           1,049
Renaissance Re Holdings, Ltd.                          29,375           1,375
Republic Bancorp, Inc. Class A (N)                     56,531           1,574
RLI Corp. (N)                                           6,800             259
Ryder System, Inc.                                     85,120           4,264
Senior Housing Properties Trust (o)                    89,980           1,688
Silicon Valley Bancshares (AE)(N)                      73,960           2,959
SL Green Realty Corp. (o)                              13,400             735
Southwest Bancorp, Inc.                                70,100           1,646
Sovereign Bancorp, Inc.                                48,424           1,048
Sovran Self Storage, Inc. (o)                          28,400           1,110
Stancorp Financial Group, Inc.                         21,900           1,651
State Auto Financial Corp.                              6,700             191
Sterling Bancorp (N)                                    7,250             209
Sterling Financial Corp. (N)                            4,600             122
Sterling Financial Corp. (AE)                          26,621           1,000
Stewart Information Services Corp.                     32,800           1,391
Summit Properties, Inc. (o)                            15,800             479
Sun Communities, Inc. (o)                               2,700             105
Susquehanna Bancshares, Inc.                            7,300             182
TCF Financial Corp.                                    71,500           2,254
Texas Regional Bancshares, Inc. Class A                13,500             431
Trizec Properties, Inc. (o)                            28,070             448
Trustmark Corp. (N)                                     4,400             139
UCBH Holdings, Inc.                                    26,200           1,129
UICI                                                   30,700             908
UMB Financial Corp. (N)                                 7,652             394

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United Community Banks, Inc. (N)                        4,700             113
Universal Health Realty Income Trust (o)(N)             6,500             204
W Holding Co., Inc.                                    39,900             798
Washington Federal, Inc.                               12,009             306
Webster Financial Corp.                                26,840           1,283
Weingarten Realty Investors (o)                        48,900           1,768
WellChoice, Inc. (AE)                                  35,200           1,470
Whitney Holding Corp.                                  16,560             722
World Acceptance Corp. (AE)(N)                            630              15
WR Berkley Corp.                                       33,490           1,431
WSFS Financial Corp.                                    5,100             277
Zenith National Insurance Corp. (N)                    25,290           1,039
Zions BanCorp.                                         17,000           1,125
                                                                 ------------
                                                                      185,356
                                                                 ------------

Health Care - 11.3%
Able Laboratories, Inc. (AE)(N)                        38,700             839
Accelrys, Inc. (AE)                                    86,200             497
Advanced Medical Optics, Inc. (AE)(N)                  30,430           1,190
Advanced Neuromodulation Systems, Inc. (AE)(N)         33,965           1,081
Alkermes, Inc. (AE)(N)                                 41,865             518
Alliance Imaging, Inc. (AE)                             8,800              65
Alpharma, Inc. Class A                                 32,500             551
Amedisys, Inc. (AE)(N)                                 57,150           1,728
American Medical Systems Holdings, Inc. (AE)           40,678           1,509
Animas Corp. (AE)(N)                                   35,240             503
Applera Corp. - Celera Genomics Group (AE)            102,700           1,317
Arthrocare Corp. (AE)(N)                               67,400           2,077
Bausch & Lomb, Inc.                                     7,000             427
Bio-Rad Laboratories, Inc. Class A (AE)                22,990           1,196
Cephalon, Inc. (AE)(N)                                 67,000           3,194
Charles River Laboratories International, Inc.
   (AE)                                                69,859           3,269
Community Health Systems, Inc. (AE)                    83,100           2,229
Connetics Corp. (AE)(N)                                40,400           1,086
Covance, Inc. (AE)                                     15,010             596
Cytyc Corp. (AE)                                       52,870           1,379
Dade Behring Holdings, Inc. (AE)                       94,170           5,300
DaVita, Inc. (AE)                                     152,991           4,531
Digene Corp. (AE)(N)                                   29,120             732
Edwards Lifesciences Corp. (AE)                        58,200           1,989

 24  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Enzon Pharmaceuticals, Inc. (AE)(N)                    37,100             600
Flamel Technologies ADR (AE)(N)                        47,133             773
Foxhollow Technologies, Inc. (AE)                       3,620              75
Genencor International, Inc. (AE)                      43,700             678
Gen-Probe, Inc. (AE)                                   83,940           2,941
Gentiva Health Services, Inc. (AE)                     20,700             351
Given Imaging, Ltd. (AE)(N)                            41,459           1,337
Health Net, Inc. (AE)(N)                               68,600           1,664
Healthsouth Corp. (AE)(N)                              90,400             494
Henry Schein, Inc. (AE)                                17,667           1,117
Hologic, Inc. (AE)                                     38,100             765
Humana, Inc. (AE)                                     198,680           3,804
I-Flow Corp. (AE)                                      46,391             642
Immucor, Inc. (AE)                                     16,230             501
Intralase Corp. (AE)(N)                                32,175             619
Kindred Healthcare, Inc. (AE)(N)                       61,370           1,479
Kos Pharmaceuticals, Inc. (AE)(N)                      42,906           1,532
Kyphon, Inc. (AE)                                      16,200             407
Ligand Pharmaceuticals, Inc. Class B (AE)(N)           68,400             610
Lincare Holdings, Inc. (AE)                            45,100           1,658
Magellan Health Services, Inc. (AE)                    57,600           2,154
MannKind Corp. (AE)(N)                                 16,760             294
Manor Care, Inc.                                       44,900           1,470
Martek Biosciences Corp. (AE)                           5,500             259
Maxygen, Inc. (AE)                                      8,300              80
Medcath Corp. (AE)(N)                                   6,000             105
Mentor Corp. (N)                                        9,900             345
Molecular Devices Corp. (AE)(N)                        46,784             936
Myriad Genetics, Inc. (AE)(N)                          29,800             528
Nabi Biopharmaceuticals (AE)(N)                        77,161           1,069
NeighborCare, Inc. (AE)                                 1,000              26
Neurocrine Biosciences, Inc. (AE)                      19,575             911
North American Scientific, Inc. (AE)(N)                38,140             195
Omnicare, Inc.                                         13,300             367
Pain Therapeutics, Inc. (AE)(N)                        67,306             468
Par Pharmaceutical Cos., Inc. (AE)                     23,100             911
Parexel International Corp. (AE)                       28,500             549
Pediatrix Medical Group, Inc. (AE)                     36,400           2,048
Perrigo Co.                                            25,200             458
Pharmaceutical Product Development, Inc. (AE)(N)       40,900           1,727
Pharmacopeia Drug Discovery, Inc. (AE)                 54,400             318
Praecis Pharmaceuticals, Inc. (AE)                     20,000              35
Protein Design Labs, Inc. (AE)                        134,200           2,570
Renal Care Group, Inc. (AE)                            20,770             656
Respironics, Inc. (AE)                                 49,770           2,543
Salix Pharmaceuticals, Ltd. (AE)                       23,750             381
Sepracor, Inc. (AE)(N)                                 22,900           1,052
Serologicals Corp. (AE)(N)                             69,400           1,641
SFBC International, Inc. (AE)(N)                       11,500             320

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Shire Pharmaceuticals PLC ADR                          20,200             574
Sierra Health Services (AE)(N)                         52,800           2,520
SonoSite, Inc. (AE)(N)                                 17,215             497
Stericycle, Inc. (AE)                                  37,700           1,709
Sybron Dental Specialties, Inc. (AE)                   56,699           1,847
Symbion, Inc. (AE)                                     61,412             954
TLC Vision Corp. (AE)                                 103,995             991
Triad Hospitals, Inc. (AE)                             35,900           1,186
United Surgical Partners International, Inc.
   (AE)                                                32,651           1,143
United Therapeutics Corp. (AE)(N)                      10,200             319
Universal Health Services, Inc. Class B                31,100           1,293
VCA Antech, Inc. (AE)                                  79,200           1,776
Ventana Medical Systems (AE)(N)                        44,100           2,387
Vicuron Pharmaceuticals, Inc. (AE)                     51,320             720
West Pharmaceutical Services, Inc.                      6,800             156
Zymogenetics, Inc. (AE)(N)                             26,000             491
                                                                 ------------
                                                                      102,829
                                                                 ------------

Materials and Processing - 8.2%
Aceto Corp. (N)                                        67,800           1,069
Airgas, Inc.                                           35,600             876
Albemarle Corp.                                           200               7
Applied Films Corp. (AE)                               38,130             884
Aptargroup, Inc.                                       11,300             530
Arch Chemicals, Inc. (AE)                               6,250             177
Armor Holdings, Inc. (AE)                              34,300           1,270
Ashland, Inc.                                          28,100           1,619
Ball Corp.                                             19,900             793
Beacon Roofing Supply, Inc. (AE)(N)                    26,855             504
Bemis Co.                                              43,100           1,141
Bluegreen Corp. (AE)(N)                                14,900             183
Brady Corp. Class A                                     1,100              59
Brush Engineered Materials, Inc. (AE)                   8,100             126
Cabot Corp.                                            46,100           1,571
Calgon Carbon Corp. (N)                                93,900             646
Carpenter Technology                                   26,000           1,234
Chesapeake Corp.                                        7,070             164
Clarcor, Inc.                                          25,785           1,271
Cleveland-Cliffs, Inc.                                 10,700             780
Comfort Systems USA, Inc. (AE)                         37,510             260
Constar International, Inc. (AE)(N)                    45,500             246
Corn Products International, Inc.                      26,160           1,287
Crown Holdings, Inc. (AE)                              96,200           1,092
Cytec Industries, Inc.                                 90,700           4,217
Dycom Industries, Inc. (AE)                             3,115             102

                                                              Equity II Fund  25

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ennis, Inc.                                             6,800             138
Florida Rock Industries, Inc.                          11,300             584
FMC Corp. (AE)                                         12,900             566
Georgia Gulf Corp.                                     50,730           2,297
Greif, Inc. Class A                                     3,500             145
Griffon Corp. (AE)                                     37,330             831
Harsco Corp.                                           23,700           1,148
Hercules, Inc. (AE)                                    76,100           1,087
Hughes Supply, Inc.                                   142,286           4,041
Insituform Technologies, Inc. Class A (AE)(N)          40,200             797
International Steel Group, Inc. (AE)                   23,200             857
Jacuzzi Brands, Inc. (AE)                             167,300           1,447
Lafarge North America, Inc.                            48,100           2,357
Lennox International, Inc.                             36,900             534
Longview Fibre Co. (N)                                 81,395           1,253
Louisiana-Pacific Corp.                               141,020           3,455
Lubrizol Corp.                                         49,600           1,723
Martin Marietta Materials, Inc.                        41,900           1,908
Metal Management, Inc. (AE)(N)                         78,000           1,420
Mosaic Co. (The) (AE)                                  28,000             421
Mueller Industries, Inc.                               22,800             608
Myers Industries, Inc.                                  8,167              87
NCI Building Systems, Inc. (AE)                        12,900             415
NewMarket Corp. (AE)                                    7,900             177
Octel Corp.                                             7,200             139
Pactiv Corp. (AE)                                      40,500             959
Perini Corp. (AE)(N)                                   97,395           1,539
PolyOne Corp. (AE)                                     56,900             431
Precision Castparts Corp.                              22,500           1,350
Quanex Corp. (N)                                       15,820             802
Quanta Services, Inc. (AE)(N)                         163,400           1,098
Reliance Steel & Aluminum Co.                          31,900           1,095
RPM International, Inc.                                98,600           1,738
Ryerson Tull, Inc.                                     39,200             640
Schulman A, Inc.                                       12,600             250
Sealed Air Corp. (AE)                                  29,600           1,466
Silgan Holdings, Inc.                                  31,600           1,500
Southern Peru Copper Corp. (N)                          7,080             306
Standard Register Co. (The)                            13,200             140
Steel Technologies, Inc.                               11,200             268
Terra Industries, Inc. (AE)(N)                         75,800             580
Texas Industries, Inc.                                 59,100           3,010
Trammell Crow Co. (AE)                                  8,000             124
Unifi, Inc. (AE)(N)                                    53,300             173
USEC, Inc.                                             55,740             538
USG Corp. (AE)(N)                                     129,240           2,894
Valmont Industries, Inc.                                2,200              48
Washington Group International, Inc. (AE)              43,980           1,534
Watsco, Inc.                                           45,110           1,284

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Worthington Industries                                 53,100           1,054
                                                                 ------------
                                                                       75,364
                                                                 ------------

Miscellaneous - 0.9%
Allete, Inc.                                           11,600             394
Brunswick Corp.                                        69,070           3,241
Carlisle Cos., Inc.                                     6,600             384
Johnson Controls, Inc.                                 17,400             998
Textron, Inc.                                          17,300           1,179
Trinity Industries, Inc. (N)                           28,400             885
Wesco Financial Corp. (N)                               3,800           1,303
                                                                 ------------
                                                                        8,384
                                                                 ------------

Other Energy - 4.5%
Berry Petroleum Co. Class A                            27,800           1,061
Cal Dive International, Inc. (AE)                      58,900           2,086
CARBO Ceramics, Inc. (N)                                5,650             408
Cooper Cameron Corp. (AE)                              20,700           1,001
Denbury Resources, Inc. (AE)(N)                        99,300           2,463
Dynegy, Inc. Class A (AE)(N)                           10,700              53
Enbridge Energy Partners, LP (N)                       22,400           1,052
Encore Acquisition Co. (AE)                             4,400             144
ENSCO International, Inc.                              47,700           1,457
Global Power Equipment Group, Inc. (AE)                22,300             180
Houston Exploration Co. (AE)(N)                        72,540           4,250
Hydril (AE)                                            10,700             471
Nabors Industries, Ltd. (AE)                           15,100             742
National-Oilwell, Inc. (AE)                            54,700           1,844
NRG Energy, Inc. (AE)                                  80,700           2,239
Oil States International, Inc. (AE)                    39,800             731
Patina Oil & Gas Corp.                                 49,100           1,404
Patterson-UTI Energy, Inc.                            120,000           2,308
Petroquest Energy, Inc. (AE)                           72,300             356
Plains Exploration & Production Co. (AE)               32,080             802
Range Resources Corp.                                  21,050             330
Remington Oil & Gas Corp. (AE)                          4,700             120
Rowan Cos., Inc. (AE)                                  41,800           1,067
Smith International, Inc. (AE)                         19,600           1,138
Superior Energy Services (AE)                          71,500             922
Swift Energy Co. (AE)                                  10,633             258
Talisman Energy, Inc.                                  48,500           1,303
TEPPCO Partners, LP (N)                                32,500           1,279
Unit Corp. (AE)                                        44,828           1,663

 26  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Universal Compression Holdings, Inc. (AE)              47,720           1,650
Veritas DGC, Inc. (AE)                                139,070           2,934
W-H Energy Services, Inc. Class C (AE)                 16,500             336
Whiting Petroleum Corp. (AE)(N)                        39,700           1,178
XTO Energy, Inc.                                       50,198           1,676
                                                                 ------------
                                                                       40,906
                                                                 ------------

Producer Durables - 6.0%
AGCO Corp. (AE)                                        66,100           1,284
Alliant TechSystems, Inc. (AE)                         10,600             609
Alvarion, Ltd.                                         21,500             288
American Tower Corp. Class A (AE)(N)                   64,000           1,100
Ametek, Inc.                                            7,800             257
Applied Industrial Technologies, Inc.                  11,300             420
ARGON ST Inc (AE)(N)                                   13,900             339
Arris Group, Inc. (AE)(N)                             103,400             481
Axcelis Technologies, Inc. (AE)                        20,200             174
Briggs & Stratton Corp.                                17,760           1,275
C&D Technologies, Inc.                                 23,300             417
Cascade Corp.                                          45,600           1,354
Champion Enterprises, Inc. (AE)(N)                     81,017             882
CNH Global NV                                          52,980             903
Cognex Corp.                                           24,900             637
CTS Corp.                                              18,300             242
Curtiss-Wright Corp.                                   22,700           1,267
Cymer, Inc. (AE)(N)                                    38,200           1,089
Dominion Homes, Inc. (AE)(N)                            3,900              81
DR Horton, Inc.                                        44,875           1,346
Electro Scientific Industries, Inc. (AE)(N)            21,200             360
ESCO Technologies, Inc. (AE)(N)                        13,241             924
FSI International, Inc. (AE)                           21,000              98
Genlyte Group, Inc. (AE)                                7,400             544
Goodrich Corp.                                         62,200           1,918
Graco, Inc.                                            24,835             854
Hovnanian Enterprises, Inc. Class A (AE)               16,000             601
IDAX Corp.                                             58,975           2,176
Imagistics International, Inc. (AE)(N)                  5,020             173
Kadant, Inc. (AE)                                         100               2
Kimball International, Inc. Class B                    14,430             196
Lennar Corp. Class A                                   25,100           1,129
Littelfuse, Inc. (AE)                                  10,900             356
Manitowoc Co.                                          27,100             957
MDC Holdings, Inc.                                     22,550           1,731
Measurement Specialties, Inc. (AE)(N)                  35,557             921
Meritage Homes Corp. (AE)(N)                           20,900           1,854
Mettler Toledo International, Inc. (AE)                32,800           1,571
Middleby Corp. (N)                                      3,200             157
Milacron, Inc. (AE)(N)                                106,100             292
Moog, Inc. Class A (AE)                                17,575             660

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Novellus Systems, Inc. (AE)                            19,200             497
Orbital Sciences Corp. (AE)(N)                         45,500             471
Orleans Homebuilders, Inc. (AE)(N)                      8,200             171
Overstock.com, Inc. (AE)(N)                            10,900             590
Pall Corp.                                             55,900           1,446
Paxar Corp. (AE)                                        9,400             207
Pentair, Inc.                                          63,100           2,359
Photon Dynamics, Inc. (AE)(N)                          47,000             860
Photronics, Inc. (AE)(N)                               39,000             684
Polycom, Inc. (AE)                                     36,500             754
RAE Systems, Inc. (AE)(N)                              69,900             487
Spatialight, Inc. (AE)(N)                             135,494             882
Standard-Pacific Corp.                                 49,788           2,796
Steelcase, Inc. Class A (N)                            18,600             244
Symmetricom, Inc. (AE)(N)                             152,788           1,297
Technical Olympic USA, Inc. (N)                         9,100             230
Tecumseh Products Co. Class A                          17,230             746
Tektronix, Inc.                                        47,900           1,453
Teledyne Technologies, Inc. (AE)                       49,900           1,276
Tennant Co. (N)                                         4,300             175
Thomas Industries, Inc.                                 5,200             176
Toll Brothers, Inc. (AE)(N)                            32,000           1,483
Ultratech, Inc. (AE)(N)                                52,410             892
United Defense Industries, Inc. (AE)                   21,400             859
United Industrial Corp.                                 5,300             170
Watts Water Technologies, Inc. Class A (N)             59,400           1,541
                                                                 ------------
                                                                       54,665
                                                                 ------------

Technology - 15.2%
3Com Corp. (AE)                                       299,700           1,241
Acxiom Corp.                                           48,120           1,203
ADC Telecommunications, Inc. (AE)                     169,200             374
Aeroflex, Inc. (AE)                                   156,100           1,733
Agile Software Corp. (AE)(N)                          201,300           1,719
Agilysys, Inc. (N)                                     17,100             292
Aladdin Knowledge Systems (AE)(N)                      16,000             402
Alliance Semiconductor Corp. (AE)(N)                   74,200             256
Anixter International, Inc.                            88,850           3,432
Anteon International Corp. (AE)(N)                     21,700             853
Applied Micro Circuits Corp. (AE)                     135,200             492
Ariba, Inc. (AE)(N)                                   118,500           1,819
Artisan Components, Inc. (AE)                          11,000             356

                                                              Equity II Fund  27

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ascential Software Corp. (AE)                          87,575           1,234
ATI Technologies, Inc. (AE)                            96,500           1,742
Atmel Corp. (AE)                                      665,100           2,115
Audible, Inc. (AE)(N)                                  16,000             329
Avaya, Inc. (AE)                                      130,700           1,882
Avnet, Inc. (AE)                                      166,800           2,829
Avocent Corp. (AE)                                     26,700             951
AVX Corp. (N)                                         107,500           1,290
BEI Technologies, Inc.                                 44,000           1,315
Benchmark Electronics, Inc. (AE)                       23,600             802
Borland Software Corp. (AE)(N)                         94,300             966
Brocade Communications Systems, Inc. (AE)(N)           57,500             390
Cadence Design Systems, Inc. (AE)                      72,500             902
Ceridian Corp. (AE)                                    61,800           1,066
Cognos, Inc. (AE)                                     106,110           4,191
Coherent, Inc. (AE)                                     7,590             183
CommScope, Inc. (AE)(N)                                94,520           1,702
Comverse Technology, Inc. (AE)                        187,200           3,863
Cree, Inc. (AE)(N)                                    133,200           4,596
Digital River, Inc. (AE)(N)                            66,600           2,218
Digitas, Inc. (AE)                                     89,120             802
Diodes, Inc. (AE)                                      45,800           1,339
Ditech Communications Corp. (AE)(N)                    94,900           2,177
Dot Hill Systems Corp. (AE)(N)                        113,475             709
DreamWorks Animation SKG, Inc. Class A (AE)             7,900             308
E.piphany, Inc. (AE)                                   72,400             317
EDO Corp.                                              67,500           1,889
Epicor Software Corp. (AE)(N)                          50,000             769
Equinix, Inc. (AE)(N)                                  64,800           2,442
Fairchild Semiconductor International, Inc. (AE)       79,500           1,142
Filenet Corp. (AE)                                     18,700             520
Finisar Corp. (AE)(N)                                 294,275             433
Flir Systems, Inc. (AE)                                12,700             676
Formfactor, Inc. (AE)(N)                               43,500           1,020
GTSI Corp. (AE)(N)                                     96,791           1,017
Harmonic, Inc. (AE)(N)                                105,175             875
Harris Corp.                                            8,400             517
ID Systems, Inc. (AE)(N)                               50,000             752
II-VI, Inc.                                            32,300           1,106
InFocus Corp. (AE)                                     50,800             327
Informatica Corp. (AE)(N)                             113,300             885
Innovative Solutions & Support, Inc. (AE)(N)           37,520             787
Integrated Circuit Systems, Inc. (AE)                  56,500           1,274
Integrated Device Technology, Inc. (AE)                95,300           1,126
Integrated Silicon Solutions, Inc. (AE)(N)            106,942             803
Intermagnetics General Corp. (AE)(N)                   31,455             802
Internet Security Systems (AE)                        149,800           3,260
Intersil Corp. Class A                                 70,400           1,149
Interwoven, Inc. (AE)                                  17,400             158

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Jupitermedia Corp. (AE)(N)                             32,600             647
Keynote Systems, Inc. (AE)                             54,500             767
Lawson Software, Inc. (AE)(N)                          58,000             332
LSI Logic Corp. (AE)(N)                               131,200             597
Macromedia, Inc. (AE)                                  57,200           1,552
Macrovision Corp. (AE)                                 74,353           2,011
Matrixone, Inc. (AE)                                  246,900           1,407
Maxtor Corp. (AE)                                     350,700           1,038
MEMC Electronic Materials, Inc. (AE)                  127,500           1,199
Mentor Graphics Corp. (AE)                             53,931             628
Mercury Computer Systems, Inc. (AE)(N)                 63,200           1,596
Mercury Interactive Corp. (AE)                         20,700             899
Methode Electronics, Inc.                              13,600             183
Micros Systems, Inc. (AE)                              12,700             751
Microsemi Corp. (AE)(N)                               124,500           1,935
MicroStrategy, Inc. Class A (AE)(N)                    20,410           1,224
Microtune, Inc. (AE)                                  110,060             484
MRV Communications, Inc. (AE)(N)                      110,520             384
Multi-Fineline Electronix, Inc. (AE)                   43,900             542
National Instruments Corp. (N)                         13,050             359
NAVTEQ Corp. (AE)                                      12,500             504
Newport Corp. (AE)                                     47,600             537
Novatel Wireless, Inc. (AE)(N)                        123,375           2,560
Nvidia Corp. (AE)                                      18,200             263
Open Solutions, Inc. (AE)                              63,400           1,786
Parametric Technology Corp. (AE)                      101,000             524
Park Electrochemical Corp.                              3,100              65
Pec Solutions, Inc. (AE)(N)                            13,000             182
PerkinElmer, Inc.                                      72,300           1,485
Pomeroy IT Solutions, Inc. (AE)                         7,700             100
Quantum Corp. (AE)                                    332,900             892
Quest Software, Inc. (AE)                              72,100           1,058
Radisys Corp. (AE)(N)                                  61,535             817
RADWARE, Ltd. (AE)                                     90,588           2,238
Redback Networks, Inc. (AE)                            52,900             239
Salesforce.com, Inc. (AE)(N)                           21,600             439
Sanmina-SCI Corp. (AE)                                 47,500             380
Scansource, Inc. (AE)                                  30,000           1,858
Seachange International, Inc. (AE)(N)                  94,070           1,603
Semtech Corp. (AE)(N)                                  46,000             960
Siebel Systems, Inc. (AE)                             140,300           1,333
Sigmatel, Inc. (AE)(N)                                 54,320           1,602

 28  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Skyworks Solutions, Inc. (AE)                         121,600           1,081
SonicWALL, Inc. (AE)(N)                                55,200             276
Spectrasite, Inc. (AE)(N)                              32,500           1,667
Storage Technology Corp. (AE)                          75,290           2,034
Stratasys, Inc. (AE)(N)                                16,300             477
SYKES Enterprises, Inc. (AE)                           13,000              78
Symbol Technologies, Inc.                              83,500           1,227
Synaptics, Inc. (AE)(N)                                48,100           1,522
SYNNEX Corp. (AE)                                       4,700              93
Tellabs, Inc. (AE)                                    140,940           1,128
TIBCO Software, Inc. (AE)                             129,000           1,254
Transact Technologies, Inc. (AE)(N)                    12,927             323
Unisys Corp. (AE)                                      87,900             933
Utstarcom, Inc. (AE)(N)                                38,400             657
Verity, Inc. (AE)                                      32,200             416
Vishay Intertechnology, Inc. (AE)                     109,200           1,412
WatchGuard Technologies (AE)                              500               2
Wavecom SA ADR (AE)(N)                                 65,300             299
Websense, Inc. (AE)                                    81,140           3,291
Western Digital Corp. (AE)                            196,100           1,634
Witness Systems, Inc. (AE)                             53,050             825
                                                                 ------------
                                                                      138,708
                                                                 ------------
Utilities - 2.9%
AGL Resources, Inc.                                    29,900             933
Alliant Energy Corp.                                   17,800             470
Aquila, Inc. (AE)                                      52,900             168
Avista Corp.                                           47,210             839
Centerpoint Energy, Inc.                              103,300           1,086
Cincinnati Bell, Inc. (AE)                            129,300             441
CMS Energy Corp. (AE)(N)                               78,700             737
Energen Corp.                                          34,500           1,855
Energy East Corp.                                      11,500             290
Hawaiian Electric Industries (N)                       31,000             869
Laclede Group, Inc. (The) (N)                           5,400             163
MDU Resources Group, Inc.                              38,400             985
National Fuel Gas Co.                                   8,600             241
Nextel Partners, Inc. Class A (AE)(N)                  59,450           1,001
NII Holdings, Inc. (AE)(N)                              6,400             283
Northeast Utilities                                   158,200           3,058
NSTAR (N)                                              26,800           1,326
OGE Energy Corp.                                       39,000             989
Pepco Holdings, Inc.                                   10,000             206
Pinnacle West Capital Corp.                            23,800           1,014
PNM Resources, Inc.                                    34,950             814
PTEK Holdings, Inc. (AE)                              189,170           1,884
SEMCO Energy, Inc.                                      1,700               9
Sierra Pacific Resources (AE)(N)                       98,610             947
Southwest Gas Corp.                                    12,440             304

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
TELUS Corp.                                            52,000           1,190
UGI Corp.                                              36,000           1,391
US Cellular Corp. (AE)                                 35,730           1,488
Western Gas Resources, Inc.                            25,500             747
WGL Holdings, Inc.                                     24,500             697
                                                                 ------------
                                                                       26,425
                                                                 ------------

TOTAL COMMON STOCKS
(cost $709,134)                                                       866,562
                                                                 ------------

LONG-TERM INVESTMENTS - 0.0%
Asset-Backed Securities - 0.0%
Mueller Industries, Inc.
   6.000% due 11/01/14                                    194             191
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $194)                                                               191
                                                                 ------------

SHORT-TERM INVESTMENTS - 4.1%
Frank Russell Investment Company Money Market
   Fund                                            33,552,002          33,552
United States Treasury Bill (c)(z)(sec.) 1.649%
   due 12/09/04                                         4,000           3,993
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $37,545)                                                         37,545
                                                                 ------------
WARRANTS & RIGHTS - 0.0%
Milacron, Inc. 2004 Rights (AE)                        47,957              16
Dime Bancorp. 2005 Warrants (AE)                      205,900              25
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $254)                                                                41
                                                                 ------------
OTHER SECURITIES - 16.7%
Frank Russell Investment Company Money Market
   Fund(x)                                         61,206,971          61,207
State Street Securities Lending Quality Trust(x)   91,984,113          91,984
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $153,191)                                                       153,191
                                                                 ------------
TOTAL INVESTMENTS - 115.6%
(identified cost $900,318)                                          1,057,530

OTHER ASSETS AND LIABILITIES

NET - (15.6)%                                                        (142,888)
                                                                 ------------

NET ASSETS - 100.0%                                                   914,642
                                                                 ============

                                                              Equity II Fund  29

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Russell 2000 E-Mini Index
   expiration date 12/04 (108)                          6,313              125

Russell 2000 Index
   expiration date 12/04 (86)                          25,134              633

S&P 500 Index
   expiration date 12/04 (31)                           8,760               10

S&P 500 E-Mini Index
   expiration date 12/04 (130)                          7,347               58
                                                                  ------------
Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                  826
                                                                  ============



                                                        % OF
                                                        NET
PORTFOLIO SUMMARY (UNAUDITED)                          ASSETS
----------------------------------------------------------------
Auto and Transportation                                      4.9
Consumer Discretionary                                      18.8

----------------------------------------------------------------
                                                        % OF
                                                        NET
PORTFOLIO SUMMARY (UNAUDITED)                          ASSETS
Consumer Staples                                             1.8
Financial Services                                          20.3
Health Care                                                 11.3
Materials and Processing                                     8.2
Miscellaneous                                                0.9
Other Energy                                                 4.5
Producer Durables                                            6.0
Technology                                                  15.2
Utilities                                                    2.9
Long-term Investments                                         --*
Short-Term Investments                                       4.1
Warrants & Rights                                             --*
Other Securities                                            16.7
                                                    ------------
Total Investments                                          115.6
Other Assets and Liabilities, Net                         (15.6)
                                                    ------------

Net Assets                                                 100.0
                                                    ============

Futures Contracts                                            0.1

* Less than .05%.

See accompanying notes which are an integral part of the financial statements.

 30  Equity II Fund

                      (This page intentionally left blank)

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
(GRAPHIC)

                                                                    EQUITY Q - CLASS I++                RUSSELL 1000(R) **
                                                                    --------------------                ------------------
Inception*                                                                 10000                              10000
1995                                                                       12740                              12700
1996                                                                       15719                              15612
1997                                                                       20840                              20582
1998                                                                       24585                              24640
1999                                                                       31297                              30943
2000                                                                       34146                              33746
2001                                                                       26014                              24958
2002                                                                       21983                              21314
2003                                                                       26828                              26071
2004                                                                       29099                              28503

Equity Q Fund - Class I  ++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,846               8.46%
5 Years                $       9,298              (1.44)%sec.
10 Years               $      29,099              11.26%sec.

Equity Q Fund - Class E  ++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,822               8.22%
5 Years                $       9,190              (1.67)%sec.
10 Years               $      28,745              11.13%sec.

Equity Q Fund - Class Y ++++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,858               8.58%
5 Years                $       9,335              (1.37)%sec.
10 Years               $      29,215              11.31%sec.

Russell 1000(TM) Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,933               9.33%
5 Years                $       9,212              (1.63)%sec.
10 Years               $      28,503              11.04%sec.

 32  Equity Q Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to provide long term capital growth.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDING OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2004, the Equity Q Fund Class I, Class E and Class Y shares gained 8.46%, 8.22% and 8.58% respectively. This compared to the Russell 1000(R) Index, which gained 9.33% during the same period. Class I, Class E and Class Y performance is net of operating expenses of 0.69%, 0.92% and 0.61%, respectively. Index returns are unmanaged and do not include expenses of any kind.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MANAGERS.

The primary performance drivers were the Fund's fully invested position and exposure to companies with factor exposures that the quantitative managers believe to be predictive of positive long-term excess returns. Factors that were positively rewarded by investors shifted over the course of the fiscal year. In the first quarter of the fiscal year, stocks with higher betas, higher earnings variability, lower prices, higher valuations, lower profitability, negative earnings surprises/revisions, and economic sensitivity were viewed favorably. Investors embraced and sought out high risk. Earnings-related strategies, predictability, and low risk were shunned. Beginning in first quarter 2004, the factors rewarded by investors began to shift towards those that they typically have found attractive such as lower risk, positive earnings surprises/revisions, lower valuation, higher profitability, more predictability, and higher dividend yields.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THEY ARE POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

The Fund's smaller capitalization and value bias relative to the Fund's benchmark were rewarded. Lower dividend yield was a positive factor at the end of 2003, but became a negative drag in 2004 as investors favored companies with higher yields. The Fund's exposure to stocks with positive earnings surprises/revisions and higher price momentum contributed negatively to relative performance at the end of 2003. Stocks with these factors were more in favor in 2004. The managers and the Fund remain exposed to stocks having factor exposures believed to be predictive of long-term positive excess returns. These stocks included those having smaller capitalizations and lower valuations as well as those with positive earnings, surprises/revisions, price momentum, higher historical growth and higher profitability.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MANAGER LINE-UP?

On March 1, 2004, the Fund's investment objective was changed. The Fund's prior investment objective was to provide a total return greater than the total return of the US stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years) while maintaining volatility and diversification similar to the Russell 1000(R) Index. The change to the investment objective did not affect the manner in which the Fund is managed. No changes were made to the manager line-up or the Fund's structure in the past 12 months.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE MULTI-MANAGER FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

Security selection was the primary contributor to Fund performance relative to benchmark over the period, being positive in 7 of 11 economic sectors. Security selection in the health care, producer durables, utility and other energy sectors contributed to positive performance relative to benchmark. The technology and health care sectors underperformed the benchmark, thus posting the largest negative total contribution to the Fund's return. Positive security selection in the health care sector was offset by the poor performance of the sector generally.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR STOCK SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

During the past twelve months, the Fund's managers responded to the market environment by continuing to favor companies they expected would benefit from improving economic conditions. Managers also exposed the Fund to factors they believed would be rewarded with long-term positive excess returns. In the past twelve months, the market continued to recover, but the leadership changed markedly towards slower growing companies with high dividend yields. The strongest performing sectors were associated with energy and commodities, as well as interest-sensitive stocks like REIT's, utilities, and financial services. Meanwhile, growth-oriented sectors such as technology, health care, and consumer staples were weak relative performers. Value stocks significantly outperformed growth stocks, and small companies modestly outperformed larger capitalization stocks. These market conditions provided a challenging environment for active managers due to the strength of highly defensive companies, while economic fundamentals remained strong.

Money Managers as of October 31, 2004                                Styles


Aronson+Johnson+Ortiz, LP                   Market-Oriented
Barclays Global Fund Advisors               Market-Oriented
Franklin Portfolio Associates, LLC          Market-Oriented
Jacobs Levy Equity Management, Inc.         Market-Oriented

                                                               Equity Q Fund  33

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of Frank Russell Investment Management Company (FRIMCo), or any other person in FRIMCo or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and FRIMCo disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for a Frank Russell Investment Company (FRIC) Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any FRIC Fund.

                              --------------------

*     Equity Q Fund Class I assumes initial investment on November 1, 1994.

** Russell 1000(R) Index includes the 1,000 largest companies in the Russell 3000(R) Index. The Russell 1000(R) Index represents the universe of stocks from which most active money managers typically select. The Russell 1000(R) Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

++ Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.

++++ Equity Q Fund Class I performance has been linked with Class E to provide historical perspective. From May 14, 1999 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++++Equity Q Fund Class I performance has been linked with Class Y to provide historical perspective.

sec.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 34  Equity Q Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SHAREHOLDER EXPENSE EXAMPLE -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS ANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,000.44      $     1,020.37
Expenses Paid During
Period*                       $         4.63      $         4.67

* Expenses are equal to the Fund's annualized expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS I                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,001.57      $     1,021.53
Expenses Paid During
Period*                       $         3.47      $         3.51

* Expenses are equal to the Fund's annualized expense ratio of 0.69%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS Y                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,002.41      $     1,021.93
Expenses Paid During
Period*                       $         3.07      $         3.10

* Expenses are equal to the Fund's annualized expense ratio of 0.61%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                               Equity Q Fund  35

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 94.4%
Auto and Transportation - 3.1%
Alexander & Baldwin, Inc. (N)                           5,951             218
American Axle & Manufacturing Holdings, Inc.           45,025           1,292
Autoliv, Inc.                                          35,965           1,538
Burlington Northern Santa Fe Corp.                     80,763           3,377
CSX Corp.                                              26,400             964
Dana Corp.                                             25,700             383
FedEx Corp.                                            35,741           3,257
Ford Motor Co.                                        544,825           7,099
Harley-Davidson, Inc.                                  68,300           3,932
JB Hunt Transport Services, Inc.                      136,192           5,565
Lear Corp.                                             21,300           1,148
Norfolk Southern Corp.                                 65,700           2,231
Overseas Shipholding Group                              1,297              74
Paccar, Inc.                                           38,000           2,634
Skywest, Inc. (N)                                      37,300             637
Southwest Airlines Co.                                 86,500           1,364
TRW Automotive Holdings Corp. (AE)(N)                   3,934              72
United Parcel Service, Inc. Class B                    93,300           7,387
                                                                 ------------
                                                                       43,172
                                                                 ------------

Consumer Discretionary - 16.7%
Aaron Rents, Inc. (N)                                   7,700             167
Abercrombie & Fitch Co. Class A                         1,600              63
Accenture, Ltd. Class A (AE)                           32,123             778
Activision, Inc. (AE)                                  96,250           1,394
Advance Auto Parts (AE)                                 6,000             235
Aeropostale, Inc. (AE)                                 21,600             681
Amazon.com, Inc. (AE)                                  12,093             413
American Eagle Outfitters                              17,700             724
Applebees International, Inc.                          28,600             654
Autonation, Inc. (AE)(N)                               10,000             172
Avon Products, Inc.                                    66,500           2,630
Barnes & Noble, Inc. (AE)                              27,162             904
Best Buy Co., Inc.                                     28,900           1,711
Black & Decker Corp.                                   43,630           3,503
Blockbuster, Inc. Class A (N)                          18,699             127
Borders Group, Inc.                                    12,800             292
Brink's Co. (The)                                      14,600             469
CEC Entertainment, Inc. (AE)                           15,500             589
Cendant Corp.                                         701,217          14,438
Charming Shoppes (AE)(N)                               33,400             255
Choice Hotels International, Inc. (N)                     726              36
ChoicePoint, Inc. (AE)                                  7,200             300
Claire's Stores, Inc.                                  74,977           1,951
Clear Channel Communications, Inc.                     50,900           1,700
Coach, Inc. (AE)                                      104,800           4,887

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Convergys Corp. (AE)                                   91,456           1,190
Costco Wholesale Corp.                                 59,700           2,862
Darden Restaurants, Inc.                               40,700             997
Dollar General Corp.                                  237,463           4,571
eBay, Inc. (AE)                                         2,600             254
Education Management Corp. (AE)                        20,100             539
Estee Lauder Cos., Inc. (The) Class A                  33,900           1,456
Federated Department Stores                           130,439           6,581
Fossil, Inc. (AE)                                      12,000             357
Fox Entertainment Group, Inc. Class A (AE)            225,938           6,701
Gap, Inc. (The)                                        24,538             490
Getty Images, Inc. (AE)                                17,400           1,029
Gillette Co. (The)                                    133,921           5,555
GTECH Holdings Corp. (N)                               60,200           1,425
Harman International Industries, Inc.                  60,569           7,279
Harrah's Entertainment, Inc. (N)                       50,699           2,967
Hearst-Argyle Television, Inc. (N)                      1,143              30
Home Depot, Inc.                                      626,724          25,746
International Flavors & Fragrances, Inc.                3,129             122
International Game Technology                          84,700           2,798
Iron Mountain, Inc. (AE)                               14,300             473
ITT Educational Services, Inc. (AE)(N)                  1,576              60
John Wiley & Sons, Inc. Class A                         2,191              71
Jones Apparel Group, Inc.                              22,600             798
Kimberly-Clark Corp.                                  176,800          10,550
Kmart Holding Corp. (AE)(N)                            14,100           1,298
Limited Brands, Inc. (N)                              149,347           3,701
Mandalay Resort Group                                  47,100           3,240
Manpower, Inc.                                          5,700             258
May Department Stores Co. (The)                       218,199           5,686
McDonald's Corp.                                      222,100           6,474
McGraw-Hill Cos., Inc. (The) Class C                  114,259           9,855
Meredith Corp.                                         24,629           1,207
MGM Mirage (AE)                                        43,000           2,313
Michaels Stores, Inc.                                  18,480             538
Nike, Inc. Class B                                     26,600           2,163
Office Depot, Inc. (AE)                                60,800             984
Petco Animal Supplies, Inc. (AE)                       16,900             605
RadioShack Corp.                                       51,568           1,543
Regal Entertainment Group Class A (N)                   8,242             164
Regis Corp.                                            52,510           2,247
Rent-A-Center, Inc. Class C (AE)                       64,006           1,536
Sabre Holdings Corp. Class A                           76,052           1,636
Saks, Inc. (N)                                         64,900             793

 36  Equity Q Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SCP Pool Corp. (N)                                     11,250             328
Stanley Works (The)                                     1,300              58
Staples, Inc.                                          74,100           2,204
Starwood Hotels & Resorts Worldwide, Inc. (o)          32,600           1,556
Time Warner, Inc. (AE)                                762,224          12,683
United Natural Foods, Inc. (AE)(N)                     10,400             283
Viacom, Inc. Class B                                  353,639          12,904
Wal-Mart Stores, Inc.                                 234,893          12,665
Walt Disney Co.                                       208,000           5,246
Waste Management, Inc.                                122,100           3,477
Wendy's International, Inc.                            29,200             974
WESCO International, Inc. (AE)                          7,400             186
Whirlpool Corp. (N)                                    48,955           2,876
Yahoo!, Inc. (AE)                                      91,400           3,308
Yum! Brands, Inc.                                     115,100           5,007
                                                                 ------------
                                                                      233,970
                                                                 ------------

Consumer Staples - 4.9%
7-Eleven, Inc. (AE)(N)                                 25,554             538
Albertson's, Inc. (N)                                  73,000           1,665
Altria Group, Inc.                                    203,100           9,842
Anheuser-Busch Cos., Inc.                             128,847           6,436
Clorox Co.                                             37,268           2,035
Coca-Cola Co. (The)                                    10,600             431
Coca-Cola Enterprises, Inc.                           137,867           2,883
General Mills, Inc.                                     4,300             190
Hershey Foods Corp.                                    10,800             547
HJ Heinz Co.                                           13,700             498
Hormel Foods Corp.                                      3,681             103
Kraft Foods, Inc. Class A                              67,100           2,235
Kroger Co. (The) (AE)                                 146,200           2,209
Pepsi Bottling Group, Inc.                            281,441           7,892
PepsiAmericas, Inc.                                    75,620           1,531
PepsiCo, Inc.                                          42,800           2,122
Pilgrim's Pride Corp. (N)                              19,987             540
Procter & Gamble Co.                                  235,900          12,073
Sara Lee Corp.                                        210,100           4,891
Smithfield Foods, Inc. (AE)(N)                         11,503             279
Supervalu, Inc.                                       107,015           3,156
Tyson Foods, Inc. Class A                             321,311           4,659
UST, Inc.                                               2,002              82
WM Wrigley Jr Co.                                      34,193           2,236
                                                                 ------------
                                                                       69,073
                                                                 ------------

Financial Services - 19.1%
Allstate Corp. (The)                                  309,973          14,907
American Capital Strategies, Ltd.                       8,220             254
American Express Co.                                    5,700             302
American International Group, Inc.                    115,696           7,024

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Archstone-Smith Trust (o)                              18,800             631
Arthur J Gallagher & Co. (N)                            5,100             143
Assurant, Inc.                                         15,700             424
Automatic Data Processing, Inc.                        79,000           3,428
Bank of America Corp.                                 770,881          34,528
Bank of New York Co., Inc. (The)                       38,300           1,243
Catellus Development Corp. (o)                         14,900             430
CBL & Associates Properties, Inc. (o)                  11,945             783
Cigna Corp.                                            35,000           2,221
Cincinnati Financial Corp.                             45,460           1,898
CIT Group, Inc.                                        52,900           2,137
Citigroup, Inc.                                       958,552          42,530
Comerica, Inc.                                         34,900           2,147
Countrywide Financial Corp.                            81,418           2,600
Deluxe Corp.                                            1,863              71
Doral Financial Corp.                                  36,849           1,547
Equity Office Properties Trust (o)                     44,600           1,254
Everest Re Group, Ltd.                                  3,826             304
Fannie Mae                                            133,770           9,384
Fidelity National Financial, Inc.                      67,008           2,529
First American Corp.                                   41,600           1,298
First Horizon National Corp. (N)                       17,500             757
Fiserv, Inc. (AE)                                      28,500           1,013
Freddie Mac                                            40,074           2,669
Friedman Billings Ramsey Group, Inc. Class A
   (o)(N)                                              97,700           1,675
Goldman Sachs Group, Inc.                             167,500          16,479
H&R Block, Inc.                                        38,300           1,821
Hartford Financial Services Group, Inc.                16,500             965
HCC Insurance Holdings, Inc.                           14,225             422
Hospitality Properties Trust (o)                       16,405             703
HRPT Properties Trust (o)(N)                           10,400             116
Hudson United Bancorp (N)                               1,531              61
iStar Financial, Inc. (o)                               8,008             332
Jack Henry & Associates, Inc.                          76,018           1,417
Jefferson-Pilot Corp.                                  28,000           1,352
JPMorgan Chase & Co.                                  284,916          10,998
Keycorp                                                73,100           2,455
Kimco Realty Corp. (o)                                 16,500             900
La Quinta Corp. (AE)(o)                                26,400             213
Legg Mason, Inc.                                       23,000           1,465
Lincoln National Corp.                                 40,300           1,765
Loews Corp.                                            18,800           1,126
Macerich Co. (The) (o)                                  1,540              92
MBNA Corp.                                            291,573           7,473
Merrill Lynch & Co., Inc.                              82,300           4,439
Metlife, Inc.                                          54,700           2,098

                                                               Equity Q Fund  37

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Moody's Corp.                                          11,400             887
Morgan Stanley                                        244,923          12,513
National City Corp.                                   109,100           4,252
Nationwide Financial Services (N)                       7,879             273
Northern Trust Corp.                                   13,500             574
Old Republic International Corp.                       10,000             234
Pan Pacific Retail Properties, Inc. (o)                 9,913             562
PNC Financial Services Group, Inc.                     38,500           2,014
Popular, Inc.                                          21,501             553
Progressive Corp. (The)                                10,000             936
Protective Life Corp.                                   8,700             342
Radian Group, Inc.                                      1,500              72
Rayonier, Inc. (o)                                        180               9
Redwood Trust, Inc. (o)                                 5,700             343
Regency Centers Corp. (o)                               1,483              72
Regions Financial Corp.                                33,190           1,164
Ryder System, Inc.                                     12,754             639
Safeco Corp. (N)                                        7,500             347
SLM Corp.                                              81,300           3,680
Sotheby's Holdings Class A (AE)                        17,200             321
Student Loan Corp.                                      3,479             510
Sungard Data Systems, Inc. (AE)                        76,061           2,015
SunTrust Banks, Inc.                                   19,593           1,379
TCF Financial Corp.                                    32,000           1,009
Total System Services, Inc. (N)                         4,472             106
Trizec Properties, Inc. (o)                             1,700              27
UnionBanCal Corp. (N)                                  40,575           2,465
US Bancorp                                            161,812           4,629
Ventas, Inc. (o)                                       19,635             528
Vornado Realty Trust (o)                                1,198              81
Wachovia Corp.                                        301,691          14,846
Wells Fargo & Co.                                     159,491           9,525
WR Berkley Corp.                                       80,851           3,456
Zions BanCorp.                                          5,336             353
                                                                 ------------
                                                                      267,539
                                                                 ------------
Health Care - 13.3%
Abbott Laboratories                                   172,800           7,366
Aetna, Inc.                                            48,300           4,589
AmerisourceBergen Corp. (N)                            70,267           3,867
Amgen, Inc. (AE)                                      119,700           6,799
Andrx Corp. (AE)(N)                                    18,000             390
Barr Pharmaceuticals, Inc. (AE)                        10,400             392
Becton Dickinson & Co.                                157,558           8,272
Bristol-Myers Squibb Co.                              109,900           2,575
Cardinal Health, Inc.                                 187,658           8,773
Caremark Rx, Inc. (AE)                                 28,000             839
Cephalon, Inc. (AE)(N)                                 54,800           2,612
Community Health Systems, Inc. (AE)                    28,300             759

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Coventry Health Care, Inc. (AE)                        73,723           3,015
CR Bard, Inc.                                          26,600           1,511
DaVita, Inc. (AE)(N)                                   31,150             923
Eli Lilly & Co.                                         4,900             269
Endo Pharmaceuticals Holdings, Inc. (AE)               10,700             233
Eon Labs, Inc. (AE)                                    24,400             600
Forest Laboratories, Inc. (AE)                        118,800           5,298
Genentech, Inc. (AE)                                  211,053           9,609
Gen-Probe, Inc. (AE)                                      647              23
Gilead Sciences, Inc. (AE)                             42,000           1,454
Health Management Associates, Inc. Class A             16,800             347
Humana, Inc. (AE)                                      86,412           1,655
IMS Health, Inc.                                       48,400           1,025
IVAX Corp. (AE)                                        43,000             778
Johnson & Johnson                                     604,044          35,264
King Pharmaceuticals, Inc. (AE)                         9,011              98
Magellan Health Services, Inc. (AE)(N)                  5,300             198
McKesson Corp.                                         39,000           1,040
Medco Health Solutions, Inc. (AE)                      42,300           1,434
Medtronic, Inc.                                       150,534           7,694
Merck & Co., Inc.                                     566,673          17,743
Pfizer, Inc.                                          599,501          17,356
Quest Diagnostics                                      10,800             945
Respironics, Inc. (AE)                                 24,322           1,243
Select Medical Corp. (N)                               15,700             270
Sepracor, Inc. (AE)(N)                                  3,000             138
St. Jude Medical, Inc. (AE)                            21,300           1,631
Stryker Corp.                                          57,700           2,486
Triad Hospitals, Inc. (AE)                             23,300             770
UnitedHealth Group, Inc.                              174,651          12,645
Universal Health Services, Inc. Class B                 7,000             291
Varian Medical Systems, Inc. (AE)                      46,800           1,879
Visx, Inc. (AE)(N)                                      6,350             106
WellPoint Health Networks (AE)                         17,728           1,731
Wyeth                                                 194,676           7,719
                                                                 ------------
                                                                      186,654
                                                                 ------------

Integrated Oils - 5.8%
Amerada Hess Corp.                                     28,600           2,308
ChevronTexaco Corp.                                   236,283          12,537
ConocoPhillips                                        239,130          20,161
Exxon Mobil Corp.                                     707,887          34,842
Marathon Oil Corp.                                    108,402           4,131
Occidental Petroleum Corp.                            123,029           6,869
                                                                 ------------
                                                                       80,848
                                                                 ------------

 38  Equity Q Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Materials and Processing - 2.6%
Airgas, Inc.                                            2,051              50
American Standard Cos., Inc. (AE)                      72,200           2,640
Archer-Daniels-Midland Co.                            115,427           2,236
Ball Corp.                                             16,600             662
Bemis Co.                                              16,700             442
Cabot Corp.                                            45,137           1,538
Ecolab, Inc.                                           74,500           2,522
EI Du Pont de Nemours & Co.                             5,000             214
Energizer Holdings, Inc. (AE)                           8,000             371
Engelhard Corp.                                         6,688             189
Georgia-Pacific Corp.                                  96,212           3,328
Hughes Supply, Inc.                                     8,600             244
International Steel Group, Inc. (AE)(N)                27,600           1,019
Louisiana-Pacific Corp.                                32,804             804
Masco Corp.                                            79,800           2,734
Maverick Tube Corp. (AE)                               14,500             382
Monsanto Co.                                           28,500           1,218
Nucor Corp.                                            81,800           3,454
Phelps Dodge Corp.                                     81,546           7,139
PPG Industries, Inc.                                    1,153              74
Praxair, Inc.                                          20,900             882
Reliance Steel & Aluminum Co. (N)                      10,100             347
Sherwin-Williams Co. (The)                             43,879           1,875
Sigma-Aldrich Corp.                                    27,168           1,512
Southern Peru Copper Corp. (N)                          1,380              60
Steel Dynamics, Inc. (N)                               13,900             461
Worthington Industries (N)                             26,900             534
                                                                 ------------
                                                                       36,931
                                                                 ------------

Miscellaneous - 3.7%
3M Co.                                                125,342           9,723
Eaton Corp.                                            20,200           1,292
Fortune Brands, Inc.                                   12,200             888
General Electric Co.                                  868,109          29,620
Honeywell International, Inc.                          54,500           1,836
ITT Industries, Inc.                                   17,700           1,436
Johnson Controls, Inc.                                109,249           6,265
SPX Corp. (N)                                          22,900             878
Teleflex, Inc. (N)                                      1,041              46
                                                                 ------------
                                                                       51,984
                                                                 ------------

Other Energy - 2.0%
Anadarko Petroleum Corp.                               59,507           4,014
Apache Corp.                                           19,600             994
Baker Hughes, Inc.                                     67,726           2,901
BJ Services Co.                                        30,000           1,530
Burlington Resources, Inc.                            116,000           4,814

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Devon Energy Corp.                                     28,114           2,080
Patterson-UTI Energy, Inc.                             10,000             192
Pogo Producing Co.                                     35,303           1,619
Premcor, Inc.                                          19,282             753
Tesoro Petroleum Corp. (AE)(N)                         10,200             309
Valero Energy Corp.                                   201,596           8,663
Varco International, Inc. (AE)                          3,610             100
                                                                 ------------
                                                                       27,969
                                                                 ------------

Producer Durables - 4.4%
Agilent Technologies, Inc. (AE)                        46,325           1,161
Alliant TechSystems, Inc. (AE)                          5,600             322
Applied Materials, Inc. (AE)                          168,000           2,705
Boeing Co.                                            143,600           7,166
Caterpillar, Inc.                                      12,300             991
Centex Corp.                                          102,095           5,303
Danaher Corp.                                          94,000           5,182
Deere & Co.                                            59,000           3,527
DR Horton, Inc.                                       209,375           6,281
Electro Scientific Industries, Inc. (AE)(N)             7,700             131
Lennar Corp. Class A                                   20,200             909
Lexmark International, Inc. Class A (AE)                7,600             632
Lockheed Martin Corp.                                  58,500           3,223
Northrop Grumman Corp.                                120,492           6,235
NVR, Inc. (AE)                                          6,910           4,333
Parker Hannifin Corp.                                  21,300           1,504
Plantronics, Inc.                                      17,800             774
Polycom, Inc. (AE)                                     21,540             445
Pulte Homes, Inc.                                      26,600           1,460
Rockwell Collins, Inc.                                 40,936           1,452
Standard-Pacific Corp.                                 10,900             612
Steelcase, Inc. Class A (N)                             8,300             109
Tektronix, Inc.                                        53,000           1,607
United Defense Industries, Inc. (AE)                   17,388             698
United Technologies Corp.                              47,600           4,418
WW Grainger, Inc.                                       1,317              77
Xerox Corp. (AE)                                        4,000              59
                                                                 ------------
                                                                       61,316
                                                                 ------------

Technology - 14.0%
3Com Corp. (AE)(N)                                    229,821             951
Acxiom Corp. (N)                                       40,091           1,002
ADC Telecommunications, Inc. (AE)(N)                   33,600              74
Adobe Systems, Inc.                                    44,355           2,485
Affiliated Computer Services, Inc. Class A (AE)        14,000             764

                                                               Equity Q Fund  39

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Altera Corp. (AE)                                      34,600             786
Amphenol Corp. Class A (AE)                            25,500             875
Apple Computer, Inc. (AE)                              28,400           1,492
Applied Micro Circuits Corp. (AE)                      60,000             218
Atmel Corp. (AE)                                       64,740             206
Autodesk, Inc.                                        131,393           6,931
Benchmark Electronics, Inc. (AE)                        1,900              65
Broadcom Corp. Class A (AE)                            47,600           1,288
Cisco Systems, Inc. (AE)                              971,431          18,661
Cognizant Technology Solutions Corp. Class A
   (AE)                                                15,300             520
Computer Sciences Corp. (AE)                          169,871           8,437
Corning, Inc. (AE)                                     36,500             418
Cree, Inc. (AE) (N)                                    33,700           1,163
CSG Systems International (AE)(N)                      20,445             344
Dell, Inc. (AE)                                       166,500           5,837
EMC Corp. (AE)                                        848,259          10,917
General Dynamics Corp.                                 63,522           6,487
Harris Corp.                                           23,000           1,415
Hewlett-Packard Co.                                   394,779           7,367
Ingram Micro, Inc. Class A (AE)                        48,000             828
Intel Corp.                                           989,164          22,019
International Business Machines Corp.                 236,756          21,249
L-3 Communications Holdings, Inc.                       6,000             396
LSI Logic Corp. (AE)(N)                                26,900             122
Maxim Integrated Products, Inc.                        65,200           2,868
MEMC Electronic Materials, Inc. (AE)                   22,400             211
Micron Technology, Inc. (AE)                           42,100             513
Microsoft Corp.                                       728,952          20,403
Motorola, Inc.                                        582,341          10,051
National Semiconductor Corp.                           53,100             887
NCR Corp. (AE)                                         23,900           1,347
Oracle Corp. (AE)                                     203,700           2,579
Parametric Technology Corp. (AE)                      148,420             770
Peoplesoft, Inc. (AE)                                   9,792             203
QLogic Corp. (AE)(N)                                    9,100             296
Qualcomm, Inc.                                        254,800          10,653
Sandisk Corp. (AE)(N)                                  32,200             672
Sanmina-SCI Corp. (AE)                                119,600             957
Scientific-Atlanta, Inc. Class C                        5,687             156
Sun MicroSystems, Inc. (AE)                           157,085             712
Symantec Corp. (AE)                                    81,000           4,612
Synopsys, Inc. (AE)                                    92,121           1,496
Texas Instruments, Inc.                               393,286           9,616
Unisys Corp. (AE)                                     147,756           1,569
Veritas Software Corp. (AE)                            51,300           1,122
Vishay Intertechnology, Inc. (AE)                      27,100             350
Xilinx, Inc.                                           44,000           1,346
Zebra Technologies Corp. Class A (AE)                  11,400             604
                                                                 ------------
                                                                      197,310
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Utilities - 4.8%
AGL Resources, Inc.                                    20,200             630
AT&T Corp.                                            214,800           3,675
BellSouth Corp.                                       259,200           6,913
Centerpoint Energy, Inc. (N)                           11,250             118
Comcast Corp. Class A (AE)                             10,800             319
Constellation Energy Group, Inc.                       96,335           3,913
DPL, Inc. (N)                                          22,800             492
DTE Energy Co. (N)                                     37,700           1,610
Edison International                                  195,697           5,969
Entergy Corp.                                          30,353           1,984
Exelon Corp.                                          151,845           6,016
National Fuel Gas Co.                                  15,600             437
Nextel Communications, Inc. Class A (AE)              128,100           3,393
Nextel Partners, Inc. Class A (AE)(N)                  63,800           1,074
Northeast Utilities                                    22,400             433
NSTAR (N)                                               1,542              76
Oneok, Inc. (N)                                        28,000             751
Pepco Holdings, Inc.                                   18,900             390
PG&E Corp. (AE)                                         6,900             221
Pinnacle West Capital Corp.                             6,400             273
SBC Communications, Inc.                              272,500           6,883
Sempra Energy                                          95,600           3,206
TXU Corp.                                              41,800           2,559
UGI Corp.                                               1,920              74
Verizon Communications, Inc.                          416,554          16,287
                                                                 ------------
                                                                       67,696
                                                                 ------------

TOTAL COMMON STOCKS
(cost $1,141,523)                                                   1,324,462
                                                                 ------------

 40  Equity Q Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 3.0%
Frank Russell Investment Company Money Market
   Fund                                            37,576,900          37,577
United States Treasury Bill (c)(z)(sec.) 1.649%
   due 12/09/04                                         4,000           3,994
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $41,571)                                                         41,571
                                                                 ------------

OTHER SECURITIES - 2.4%
Frank Russell Investment Company Money Market
   Fund (x)                                        13,957,899          13,958
State Street Securities Lending Quality Trust
   (x)                                             20,976,450          20,976
                                                                 ------------
TOTAL OTHER SECURITIES
(cost $34,934)                                                         34,934
                                                                 ------------

TOTAL INVESTMENTS - 99.8%
(identified cost $1,218,028)                                        1,400,967

OTHER ASSETS AND LIABILITIES
NET - 0.2%                                                              2,245
                                                                 ------------

NET ASSETS - 100.0%                                                 1,403,212
                                                                 ============

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 12/04 (38)                           7,135               88

S&P 500 E-Mini Index
   expiration date 12/04 (201)                         11,360               83
S&P 500 Index
   expiration date 12/04 (147)                         41,539              178

S&P Midcap 400 Index
   expiration date 12/04 (63)                          18,988              371
                                                                  ------------
Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                  720
                                                                  ============

                                                       % OF
                                                        NET
         PORTFOLIO SUMMARY (UNAUDITED)                ASSETS
-----------------------------------------------------------------
-----------------------------------------------------------------
Auto and Transportation                                       3.1
Consumer Discretionary                                       16.7
Consumer Staples                                              4.9
Financial Services                                           19.1
Health Care                                                  13.3
Integrated Oils                                               5.8
Materials and Processing                                      2.6
Miscellaneous                                                 3.7
Other Energy                                                  2.0
Producer Durables                                             4.4
Technology                                                   14.0
Utilities                                                     4.8
Short-Term Investments                                        3.0
Other Securities                                              2.4
                                                  ---------------
Total Investments                                            99.8
Other Assets and Liabilities, Net                             0.2
                                                  ---------------

Net Assets                                                  100.0
                                                  ===============

Futures Contracts                                             0.1

See accompanying notes which are an integral part of the financial statements.

                                                               Equity Q Fund  41

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
(GRAPHIC)

                                                                 INTERNATIONAL - CLASS I++                 MSCI EAFE **
                                                                 -------------------------                 ------------
Inception*                                                                10000.00                           10000.00
1995                                                                       9935.00                            9993.00
1996                                                                      11018.00                           11073.00
1997                                                                      11559.00                           11617.00
1998                                                                      12042.00                           12773.00
1999                                                                      14671.00                           15758.00
2000                                                                      14852.00                           15338.00
2001                                                                      11233.00                           11554.00
2002                                                                       9833.00                           10060.00
2003                                                                      12623.00                           12833.00
2004                                                                      14576.00                           15305.00

International Fund - Class I ++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,547              15.47%
5 Years                $       9,935              (0.13)%sec.
10 Years               $      14,576               3.84%sec.

International Fund - Class E ++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,520              15.20%
5 Years                $       9,838              (0.33)%sec.
10 Years               $      14,412               3.72%sec.

International Fund - Class Y ++++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,554              15.54%
5 Years                $       9,976              (0.05)%sec.
10 Years               $      14,635               3.88%sec.

MSCI EAFE Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,927              19.27%
5 Years                $       9,713              (0.58)%sec.
10 Years               $      15,305               4.35%sec.

 42  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to provide long term capital growth.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDING OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2004, the International Fund Class I, Class E and Class Y gained 15.47%, 15.20% and 15.54%, respectively. This compared to the MSCI EAFE Index, which gained 19.27% during the same period. Class I, Class E and Class Y performance is net of operating expenses of 0.95%, 1.19% and 0.87%, respectively. Index returns are unmanaged and do not include expenses of any kind.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MANAGERS.

Global equity markets experienced significant gains despite an abundance of worrisome trends. The Fund's performance struggled due to short-lived trends and a frequent disconnect between share price changes and fundamentals. It proved a challenging environment. Weak results from the growth money managers accounted for most of the underperformance relative to the benchmark. The market was led by value stocks with the MSCI EAFE Value Index outperforming its Growth counterpart by 9.89 percentage points over the 12 month period. Negative market sentiment shaped the investment environment over this period with terrorism, election-year uncertainty, sporadic indications of both weak and strong economic growth, and a rather extreme increase in the price of oil having a strong influence on market trends. As such, the market favored stocks with more defensive attributes, including high dividend yields and highly visible earnings.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THEY ARE POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

The Fund's managers maintained investment disciplines. Their analysis of fundamentals frequently supported continued investment in economy-sensitive companies, often those undergoing restructuring activity as a perceived catalyst for market recognition. Managers increased exposure to Japan for much of the period, moving from a modest underweight to a modest overweight. The markets of the Pacific region, in general, were characterized by the expectation that recovering U.S. economic activity and strong growth in China would lead to earnings-driven gains. The Fund's more momentum-driven growth managers rotated into stocks and/or sectors experiencing positive pricing trends, but were frequently frustrated by a change in sector leadership.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MANAGER LINE-UP?

On March 1, 2004, the Fund's investment objective was changed. The Fund's prior investment objective was to provide favorable total return and additional diversification for US investors. The change to the investment objective did not affect materially the manner in which the Fund is managed. Two significant changes were made to the Fund's manager line-up. In May, Mastholm was removed from the Fund. The assets of the firm were re-allocated among the Fund's other managers. In June, a decision was made to change product assignments with Oechsle. Oechsle's "Core Plus" product was replaced by its "Select" product. The Select product, while drawing on the same research resources of Oechsle, is managed by a single individual and is a more aggressive, opportunistic strategy.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE MULTI-MANAGER FUND'S PERFORMANCE DURING THE LAST TWELVE MONTHS.

The Fund maintained a style-balanced profile over the period. However, more subtle emphases proved critical given the market climate. Growth managers in the Fund found it a very difficult market.

Disappointing stock selection accounted for most of the Fund's shortfall relative to the benchmark. However, this was difficult to isolate from other factors, including sector and country effects. The Fund's emphasis on stocks with above-average forecasted long-term earnings growth, and positive price momentum proved ineffective. From a sector perspective, an underweight to utilities and consumer staples stocks, and modest overweight to the technology sector, also proved disadvantageous. The Fund also was penalized for an overweight to more cyclical regions, Hong Kong and Japan in particular, and an underweight to Australia and the United Kingdom.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR STOCK SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

While market returns were good in absolute terms, the underlying investment environment was characterized by quite narrow leadership. As such, style influences were dominant with value-oriented approaches faring well, while growth-oriented approaches faced a challenging environment. It was a difficult climate for trend-following approaches given frequent changes in market leadership which were directly tied to sentiment swings in response to economic or geopolitical news rather than to changes to the underlying earnings prospects.

                                                          International Fund  43

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

Money Managers as of October 31, 2004                                Styles


Alliance Capital Management L.P., which
   acts as money manager to the Fund
   through its Bernstein Investment
   Research and Management Unit             Value
AQR Capital Management, LLC                 Market-Oriented
Axiom International Investors LLC           Growth
Capital International, Inc.                 Growth
Fidelity Management & Research Company      Market-Oriented
Marvin & Palmer Associates, Inc.            Growth
Mondrian Investment Partners Limited        Value
Oechsle International Advisors, LLC         Growth
The Boston Company Asset Management, LLC    Value

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of Frank Russell Investment Management Company (FRIMCo), or any other person in FRIMCo or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and FRIMCo disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for a Frank Russell Investment Company (FRIC) Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any FRIC Fund.

                              --------------------

*     International Fund Class I assumes initial investment on November 1, 1994.

**    Morgan Stanley Capital International Europe, Australia, Far East (MSCI
      EAFE) Index is an index composed of an arithmetic, market value-weighted average of the performance of approximately 1,600 securities listed on the stock exchange of the countries of Europe, Australia, and the Far East. The index is calculated on a total-return basis, which includes reinvestment of gross dividends before deduction of withholding taxes.

++ Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.

++++ International Fund Class I performance has been linked with Class E to provide historical perspective. From May 14, 1999 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods. The higher returns for Class E for the fiscal year was a result of the low relative asset level of Class E combined with a high level of shareholder activity. Such returns are not typical and are not expected to continue.

++++++International Fund Class I performance has been linked with Class Y to provide historical perspective. From March 29, 2000 (commencement of sale) through the current period, Class Y administrative fees were reduced. Total return would have been higher had this level of fees been in effect during prior reporting periods.

sec.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Investments in securities of non-US issuers and foreign currencies involve investment risks different from those of US issuers. The Prospectus contains further information and details regarding these risks.

 44  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SHAREHOLDER EXPENSE EXAMPLE -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS ANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
         CLASS E               PERFORMANCE      BEFORE EXPENSES)
         -------              --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,020.62      $     1,018.92
Expenses Paid During
Period*                       $         6.15      $         6.14

* Expenses are equal to the Fund's annualized expense ratio of 1.21%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
         CLASS I               PERFORMANCE      BEFORE EXPENSES)
         -------              --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,021.80      $     1,020.12
Expenses Paid During
Period*                       $         4.93      $         4.93

* Expenses are equal to the Fund's annualized expense ratio of 0.97%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
         CLASS Y               PERFORMANCE      BEFORE EXPENSES)
         -------              --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,022.09      $     1,020.48
Expenses Paid During
Period*                       $         4.57      $         4.57

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                          International Fund  45

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 88.0%
Australia - 3.4%
Alinta, Ltd. (N)                                       11,730              68
Alumina, Ltd.                                           4,200              17
Amcor, Ltd.                                           798,971           4,560
AMP Ltd.                                              114,400             545
Australia & New Zealand Banking Group, Ltd.           175,376           2,676
Australian Gas Light Co., Ltd.                          5,200              51
Australian Stock Exchange, Ltd.                        10,220             141
AXA Asia Pacific Holdings, Ltd.                        59,900             171
BHP Billiton, Ltd. (N)                                407,172           4,218
Billabong International, Ltd. (N)                      25,240             198
BlueScope Steel, Ltd. (N)                             162,400             939
Boral, Ltd.                                            34,200             170
Bradken, Ltd. (AE)                                     12,000              28
Brambles Industries, Ltd. (N)                         195,400           1,036
CFS Gandel Retail Trust                               111,600             131
Coca-Cola Amatil, Ltd.                                 12,000              66
Coles Myer, Ltd.                                      371,829           2,653
Commonwealth Bank of Australia                         26,700             641
Commonwealth Property Office Fund                      86,600              84
CSL, Ltd.                                              25,564             551
CSR, Ltd.                                              91,600             185
David Jones, Ltd. (N)                                  72,000             105
DB RREEF Trust (AE)                                    55,160              53
Foster's Group, Ltd.                                1,403,922           5,303
Futuris Corp., Ltd. (N)                                15,100              23
General Property Trust                                 81,000             225
Iluka Resources, Ltd.                                     100              --
Insurance Australia Group, Ltd.                       182,600             736
James Hardie Industries NV                            118,170             557
Lend Lease Corp., Ltd. (N)                              4,100              35
Lion Nathan, Ltd.                                       6,000              35
Macquarie Bank, Ltd. (N)                               30,590             906
Macquarie Infrastructure Group                         31,800              88
Mayne Group, Ltd.                                       5,300              17
National Australia Bank, Ltd. (N)                     333,659           7,055
News Corp., Ltd. (N)                                   50,978             411
OneSteel, Ltd.                                         69,800             137
Orica, Ltd.                                            37,376             475
Origin Energy, Ltd.                                    38,000             192
PaperlinX, Ltd. (N)                                    65,110             235
Promina Group, Ltd.                                   533,329           1,811
Publishing & Broadcasting, Ltd.                        37,130             406
Qantas Airways, Ltd.                                  334,800             831
QBE Insurance Group, Ltd. (N)                         137,180           1,409
Rinker Group, Ltd.                                    149,253             969
Rio Tinto, Ltd. (N)                                     3,200              88

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Santos, Ltd.                                           22,700             141
Sons of Gwalia, Ltd.(B)                                    22              --
Stockland                                              32,300             142
Suncorp-Metway, Ltd.                                    6,400              82
TABCORP Holdings, Ltd.                                 37,700             423
Telstra Corp., Ltd. (N)                               735,363           2,569
Wesfarmers, Ltd.                                       25,674             667
Westfield Group (AE)(N)                                97,196           1,090
Westpac Banking Corp.                                  41,900             592
WMC Resources, Ltd.                                   199,800           1,009
Woodside Petroleum, Ltd.                               13,500             197
Woolworths, Ltd.                                       67,900             680
                                                                 ------------
                                                                       48,823
                                                                 ------------

Austria - 0.2%
Bank Austria Creditanstalt AG                          12,200             905
Erste Bank der Oesterreichischen Sparkassen AG         36,000           1,607
OMV AG (N)                                              2,200             530
                                                                 ------------
                                                                        3,042
                                                                 ------------

Belgium - 1.3%
AGFA-Gevaert NV                                        17,604             556
Belgacom SA (AE)                                       21,100             777
Colruyt SA                                              4,585             666
Delhaize Group (N)                                     30,900           1,996
Dexia (N)                                              16,900             339
Electrabel (N)                                          5,400           2,024
Fortis                                                 16,800             428
Fortis (N)                                            215,894           5,509
KBC Bancassurance Holding                              26,900           1,977
Mobistar SA (AE)                                       33,200           2,497
Solvay SA                                               7,600             768
UCB SA (N)                                             11,500             609
Umicore                                                 1,500             116
                                                                 ------------
                                                                       18,262
                                                                 ------------

Brazil - 0.2%
Cia Vale do Rio Doce ADR                               33,100             700
Cia Vale do Rio Doce ADR                               18,000             328
Petroleo Brasileiro SA ADR                             33,180           1,178
Telecomunicacoes Brasileiras SA ADR                    39,900           1,052
                                                                 ------------
                                                                        3,258
                                                                 ------------

 46  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Canada - 1.4%
Alcan, Inc.                                            51,900           2,402
Bank of Nova Scotia                                    94,215           3,064
Bombardier, Inc. Class B                               43,900             101
Cameco Corp.                                            5,200             422
Canadian Natural Resources, Ltd.                       36,400           1,533
Great-West Lifeco, Inc.                                21,200             442
Inco, Ltd. (AE)                                        23,200             821
Manulife Financial Corp.                               56,700           2,649
Petro-Canada                                           20,600           1,125
Precision Drilling Corp. (AE)                           1,000              62
Precision Drilling Corp. (AE)                          29,100           1,802
Research In Motion, Ltd. (AE)                          40,700           3,590
Talisman Energy, Inc.                                  20,300             545
TELUS Corp.                                            18,300             416
Thomson Corp. (The)                                    52,300           1,816
                                                                 ------------
                                                                       20,790
                                                                 ------------

China - 0.6%
China Petroleum & Chemical Corp. Class H            6,966,000           2,641
China Shipping Development Co., Ltd. Class H (N)    1,528,000           1,276
PetroChina Co., Ltd. Class H (N)                    6,010,000           3,147
Yanzhou Coal Mining Co., Ltd. Class H (N)             852,000           1,128
                                                                 ------------
                                                                        8,192
                                                                 ------------

Denmark - 0.7%
AP Moller - Maersk A/S                                     78             577
Danske Bank A/S                                       113,525           3,180
DSV A/S (N)                                               500              29
East Asiatic Co., Ltd. A/S                              1,500              65
FLS Industries A/S Class B (AE)(N)                      3,600              50
GN Store Nord                                          75,900             771
ISS A/S                                                17,525             935
Novo-Nordisk A/S Class B                               75,372           3,756
Novozymes A/S Class B                                     500              22
TDC A/S                                                12,000             445
                                                                 ------------
                                                                        9,830
                                                                 ------------

Estonia - 0.1%
Hansabank, Ltd.                                       113,700           1,149
                                                                 ------------

Finland - 0.9%
Elisa Corp. (AE)(N)                                     8,000             117
Fortum OYJ                                            146,171           2,244
M-real OYJ Class S                                    150,700             935
Nokia OYJ                                             204,300           3,159
Nokia OYJ ADR                                          59,063             911
Pohjola Group PLC Class D                               9,400              99

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sampo OYJ                                              92,950           1,110
Stora Enso OYJ Class R                                 12,300             176
UPM-Kymmene OYJ                                       186,466           3,697
                                                                 ------------
                                                                       12,448
                                                                 ------------

France - 8.6%
Accor SA (N)                                           17,000             708
Air Liquide (N)                                         8,982           1,455
Alcatel SA (AE)(N)                                     24,500             359
AXA (N)                                                59,616           1,286
BNP Paribas (N)                                       164,366          11,217
Bouygues (N)                                           60,500           2,390
Carrefour SA (N)                                       64,900           2,850
Casino Guichard Perrachon SA (N)                        2,300             159
Christian Dior SA (N)                                  12,700             771
Cie de Saint-Gobain (N)                                88,277           4,861
Cie Generale d'Optique Essilor International SA        19,100           1,300
CNP Assurances (N)                                     14,646             999
Compagnie Generale des Etablissements Michelin
   Class B                                             16,700             911
Credit Agricole SA (N)                                 56,179           1,651
France Telecom SA (N)                                 169,365           4,861
Groupe Danone (AE)(N)                                  23,544           1,976
Lafarge SA (N)                                         64,708           5,922
Lagardere S.C.A. (N)                                   44,998           2,907
L'Oreal SA (N)                                         57,074           3,902
Pernod-Ricard (N)                                      25,504           3,540
Peugeot SA (N)                                         19,100           1,177
Renault SA (N)                                         21,700           1,821
Sanofi-Aventis                                          3,667             270
Sanofi-Aventis (N)                                    175,355          12,853
Schneider Electric SA (N)                              35,516           2,358
SNECMA (AE)(N)                                         54,000           1,154
Societe Assurances Generales de France (N)             46,400           3,098
Societe BIC SA (N)                                      2,000              93
Societe Generale (N)                                   90,249           8,393
Suez SA (N)                                            22,743             533
Technip SA (N)                                          5,200             817
Thomson (N)                                           105,300           2,389
Total SA (N)                                          101,215          21,104

                                                          International Fund  47

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Total SA ADR                                           23,026           2,401
Valeo SA (N)                                           54,506           2,018
Vinci SA (N)                                           33,200           3,964
Vivendi Universal SA (AE)(N)                          224,598           6,151
                                                                 ------------
                                                                      124,619
                                                                 ------------

Germany - 5.9%
Adidas-Salomon AG (N)                                  49,741           6,969
Allianz AG                                             26,200           2,794
Altana AG                                               4,000             203
AMB Generali Holding AG                                 8,200             603
BASF AG                                                20,400           1,276
Bayer AG                                              107,261           3,047
Bayerische Hypo-und Vereinsbank AG (AE)               175,305           3,438
Bayerische Motoren Werke AG                            11,700             496
Celanese AG                                             1,200              69
Celesio AG (N)                                         14,100           1,025
Commerzbank AG (AE)                                    14,700             269
Continental AG                                         74,700           4,090
DaimlerChrysler AG                                     58,400           2,419
Deutsche Bank AG                                       29,670           2,262
Deutsche Boerse AG                                     40,299           2,018
Deutsche Lufthansa AG (AE)(N)                         137,822           1,821
Deutsche Post AG                                      183,100           3,588
Deutsche Postbank AG (AE)                              22,400             893
Deutsche Telekom AG (AE)(N)                           157,900           3,034
E.ON AG                                               173,791          14,180
Fresenius Medical Care AG (N)                          10,100             775
Hannover Rueckversicherung AG                          15,500             506
HeidelbergCement AG                                    29,943           1,478
Heidelberger Druckmaschinen (AE)(N)                    27,700             798
Infineon Technologies AG (AE)(N)                       66,500             726
KarstadtQuelle AG (N)                                  93,500           1,063
MAN AG                                                 60,300           2,090
Medion AG (N)                                          24,750             431
Merck KGaA                                             39,600           2,212
Metro AG                                                2,300             110
MG Technologies AG (AE)                                 7,900              94
MLP AG (AE)(N)                                          2,400              40
Muenchener Rueckversicherungs AG                        6,473             635
Puma AG Rudolf Dassler Sport                            9,719           2,440
RWE AG                                                130,013           6,905
SAP AG                                                 11,112           1,898
Schering AG                                            10,300             664
Siemens AG                                             47,150           3,519
ThyssenKrupp AG                                        11,600             218
TUI AG (N)                                             23,200             485
Volkswagen AG (N)                                      65,588           2,921
                                                                 ------------
                                                                       84,502
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Greece - 0.4%
Alpha Bank AE                                          36,100           1,030
Cosmote Mobile Telecommunications SA                   39,300             710
EFG Eurobank Ergasias SA                               41,000           1,117
Hellenic Telecommunications Organization SA            64,152             996
OPAP SA                                               110,160           2,249
                                                                 ------------
                                                                        6,102
                                                                 ------------

Hong Kong - 1.7%
Bank of East Asia, Ltd.                               395,553           1,133
BOC Hong Kong Holdings, Ltd. (N)                      104,500             191
Cathay Pacific Airways, Ltd. (N)                       31,000              54
Cheung Kong Holdings, Ltd.                             82,200             681
China Mobile Hong Kong, Ltd.                          478,800           1,387
Citic Pacific, Ltd.                                   127,400             326
CLP Holdings, Ltd.                                    254,500           1,462
CNOOC, Ltd.                                         2,697,000           1,395
COSCO Pacific, Ltd.                                   332,000             574
Esprit Holdings, Ltd.                                 168,500             901
Hang Lung Properties, Ltd. (N)                        444,000             659
Hang Seng Bank, Ltd.                                   35,900             480
Henderson Land Development Co., Ltd. (N)                9,000              42
Hong Kong & China Gas                                   6,000              12
HongKong Electric Holdings                            412,500           1,850
Hopewell Holdings                                      54,000             116
Hutchison Telecommunications International, Ltd.
   (AE)                                                46,000              32
Hutchison Whampoa, Ltd.                                80,000             617
Hysan Development Co., Ltd. (N)                        30,000              50
Jardine Matheson Holdings, Ltd.                       129,300           1,914
Kingboard Chemical Holdings, Ltd. (N)                  28,000              59
Kingboard Chemical Holdings, Ltd. Warrants 2006
   (AE)                                                 1,800               1
Li & Fung, Ltd.                                       521,000             773
MTR Corp. (N)                                          71,000             106
New World Development, Ltd. (N)                       207,000             181
Orient Overseas International, Ltd.                    28,000             102
PCCW, Ltd. (AE)                                       631,000             383
Shangri-La Asia, Ltd. (N)                              30,000              35
Sino Land Co. (N)                                     866,000             740
Sun Hung Kai Properties, Ltd.                         302,000           2,794

 48  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Swire Pacific, Ltd. Class A                           116,900             830
Techtronic Industries Co. (N)                         147,500             294
Wharf Holdings, Ltd.                                1,247,537           4,120
                                                                 ------------
                                                                       24,294
                                                                 ------------

Hungary - 0.1%
OTP Bank Rt                                            78,200           1,981
                                                                 ------------

India - 0.0%
Infosys Technologies, Ltd. ADR (N)                      8,800             585
                                                                 ------------

Indonesia - 0.2%
Telekomunikasi Indonesia Tbk PT                     4,806,000           2,301
Telekomunikasi Indonesia Tbk PT ADR                    41,547             792
                                                                 ------------
                                                                        3,093
                                                                 ------------

Ireland - 0.8%
Allied Irish Banks PLC                                 30,200             529
Bank of Ireland                                       234,184           3,220
CRH PLC                                               177,333           4,253
CRH PLC                                                13,606             325
Depfa Bank PLC                                        135,900           2,086
Elan Corp. PLC ADR (AE)(N)                             19,200             495
                                                                 ------------
                                                                       10,908
                                                                 ------------

Italy - 3.5%
Arnoldo Mondadori Editore SpA (N)                      24,600             245
Autostrade SpA (N)                                     42,436             931
Banca Intesa SpA (N)                                1,365,100           5,605
Banca Popolare di Milano SCRL                          15,700             111
Banche Popolari Unite SCRL                             24,281             433
Banco Popolare di Verona e Novara SCRL                 67,478           1,200
Benetton Group SpA (N)                                 90,100           1,043
Edison SpA (AE)(N)                                     24,000              48
Enel SpA (N)                                          404,695           3,670
ENI SpA (N)                                           799,809          18,212
Finmeccanica SpA (N)                                2,840,652           2,264
Fondiaria-Sai SpA (N)                                  18,200             420
Gruppo Editoriale L'Espresso SpA (N)                   43,600             234
Italcementi SpA (N)                                    41,500             639
Mediaset SpA (N)                                       81,800             935
Parmalat Finanziaria SpA (AE)(N)                       46,200               7
Riunione Adriatica di Sicurta SpA                      36,056             764
Saipem SpA                                            247,600           2,863
Sanpaolo IMI SpA (N)                                   54,349             691
Snam Rete Gas SpA                                     236,500           1,204
Telecom Italia Media SpA (AE)(N)                      148,800              55
Telecom Italia SpA                                    578,471           1,443

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Telecom Italia SpA (N)                              1,013,328           3,383
UniCredito Italiano SpA                               793,600           4,274
                                                                 ------------
                                                                       50,674
                                                                 ------------

Japan - 19.3%
77 Bank, Ltd. (The)                                   273,100           1,628
Acom Co., Ltd.                                          1,900             119
Advantest Corp.                                         6,400             448
Aeon Co., Ltd. (N)                                    128,000           2,051
Aiful Corp.                                            52,500           5,247
Aioi Insurance Co., Ltd.                               34,000             137
Aisin Seiki Co., Ltd.                                  15,600             350
All Nippon Airways Co., Ltd. (N)                       24,000              75
Alps Electric Co., Ltd. (N)                           117,000           1,411
Amano Corp.                                             8,000              66
Aoyama Trading Co., Ltd.                                1,400              31
Arrk Corp.                                              5,200             194
Asahi Breweries, Ltd. (N)                              11,600             120
Asahi Glass Co., Ltd.                                 144,000           1,325
Asahi Kasei Corp.                                      39,000             167
Autobacs Seven Co., Ltd. (N)                            2,400              65
Bank of Yokohama, Ltd. (The)                          226,000           1,353
Benesse Corp. (N)                                       3,900             109
Bosch Automotive Systems Corp.                          1,000               5
Bridgestone Corp.                                      72,000           1,306
Canon, Inc.                                           224,490          11,090
Central Glass Co., Ltd.                                19,000             128
Central Japan Railway Co.                                  17             138
Chiba Bank, Ltd. (The)                                 55,000             354
Chubu Electric Power Co., Inc.                         20,500             446
Circle K Sunkus Co., Ltd.                               9,100             219
Citizen Watch Co., Ltd. (N)                            39,000             367
Credit Saison Co., Ltd.                                78,000           2,498
D&M Holdings, Inc. (AE)                                30,000              62
Dai Nippon Printing Co., Ltd.                          39,000             535
Daiichi Pharmaceutical Co., Ltd.                       32,900             642
Daikin Industries, Ltd.                                50,000           1,219
Daimaru, Inc.                                          28,000             208
Dainippon Ink and Chemicals, Inc.                       9,000              20
Daito Trust Construction Co., Ltd.                     11,890             503
Daiwa House Industry Co., Ltd.                        197,000           2,017
Daiwa Securities Group, Inc. (N)                      104,000             639
Dentsu, Inc.                                              397           1,065
Don Quijote Co., Ltd. (N)                               8,000             481
Dowa Mining Co., Ltd.                                  27,000             163
East Japan Railway Co.                                    273           1,436

                                                          International Fund  49

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Eisai Co., Ltd.                                        92,100           2,653
Electric Power Development Co.                          4,500             118
FamilyMart Co., Ltd.                                      400              11
Fanuc, Ltd.                                            15,600             943
Fast Retailing Co., Ltd.                                7,700             490
FCC Co., Ltd. (N)                                       1,400              43
FCC Co., Ltd. (AE)                                      1,350              41
Fuji Electric Holdings Co., Ltd.                       25,000              64
Fuji Heavy Industries, Ltd. (N)                       218,200           1,061
Fuji Machine Manufacturing Co., Ltd.                   27,800             262
Fuji Photo Film Co., Ltd.                              82,900           2,835
Fujikura, Ltd. (N)                                     13,000              57
Fujisawa Pharmaceutical Co., Ltd.                       1,900              50
Fujitsu, Ltd. (N)                                     122,000             727
Funai Electric Co., Ltd.                                7,050             923
Furukawa Electric Co., Ltd. (N)                        90,000             377
Global Media Online, Inc.                               2,100              37
Hachijuni Bank, Ltd. (The)                              5,000              31
Hankyu Department Stores (N)                            7,000              49
Hirose Electric Co., Ltd.                               5,100             506
HIS Co., Ltd.                                           6,200             120
HIS Co., Ltd. (AE)                                      3,100              59
Hitachi Cable, Ltd.                                    37,000             145
Hitachi Chemical Co., Ltd.                              6,700             106
Hitachi Maxell, Ltd.                                   21,000             281
Hitachi Zosen Corp. (AE)(N)                            48,000              73
Hitachi, Ltd.                                         568,000           3,579
Hokkaido Electric Power Co., Inc.                       4,000              74
Hokuhoku Financial Group, Inc.                         84,000             191
Hokuriku Electric Power Co.                             1,500              26
Honda Motor Co., Ltd.                                 170,600           8,251
Hoya Corp.                                             23,100           2,374
Isuzu Motors, Ltd. (AE)(N)                             33,000              94
Itochu Corp.                                          330,000           1,421
Itochu Techno-Science Corp. (N)                         1,200              49
Ito-Yokado Co., Ltd.                                   14,600             524
Japan Radio Co., Ltd. (AE)(N)                          33,000             129
Japan Tobacco, Inc.                                       321           2,823
JFE Holdings, Inc. (N)                                 81,300           2,185
Joyo Bank, Ltd. (The)                                  12,000              54
Kadokawa Holdings, Inc. (N)                             7,900             308
Kaken Pharmaceutical Co., Ltd. (N)                      9,000              53
Kamigumi Co., Ltd. (N)                                 32,000             227
Kaneka Corp.                                           31,000             324
Kansai Electric Power Co., Inc. (The)                  76,300           1,433
Kao Corp.                                             176,700           4,081
Kawasaki Heavy Industries, Ltd. (N)                    71,000             113
Kawasaki Kisen Kaisha, Ltd. (N)                       226,000           1,509
KDDI Corp.                                                678           3,266

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Keio Electric Railway Co., Ltd.                        27,000             143
Keyence Corp.                                           2,900             654
Kobe Steel, Ltd.                                      212,000             296
Koei Co., Ltd.                                          3,700              85
Komatsu, Ltd. (N)                                      39,000             261
Konica Minolta Holdings, Inc.                         142,500           1,903
Koyo Seiko Co., Ltd. (N)                               10,000             113
Kubota Corp.                                           36,000             164
Kuraray Co., Ltd.                                     145,700           1,140
Kyocera Corp.                                          12,800             930
Kyowa Hakko Kogyo Co., Ltd.                             1,000               7
Kyushu Electric Power Co., Inc.                        15,500             307
Lawson, Inc.                                           41,900           1,401
Leopalace21 Corp.                                      12,200             223
Mabuchi Motor Co., Ltd. (N)                            28,900           2,148
Makita Corp. (N)                                       14,000             193
Mars Engineering Corp. (N)                              4,000             150
Marubeni Corp. (N)                                    115,000             302
Matsui Securities Co., Ltd. (N)                        12,100             321
Matsumotokiyoshi Co., Ltd. (N)                         53,100           1,337
Matsushita Electric Industrial Co., Ltd.              232,000           3,368
MEDICEO Holdings Co., Ltd. (N)                          2,300              22
Meiji Dairies Corp.                                    10,000              57
Meiji Seika Kaisha, Ltd.                                1,000               4
Meitec Corp. (N)                                        5,900             222
Millea Holdings, Inc.                                     299           3,954
Minebea Co., Ltd.                                     385,000           1,637
Mitsubishi Chemical Corp. (N)                          22,000              64
Mitsubishi Corp. (N)                                   84,000             929
Mitsubishi Electric Corp.                             169,000             792
Mitsubishi Estate Co., Ltd. (N)                       486,000           5,137
Mitsubishi Gas Chemical Co., Inc.                      23,000              99
Mitsubishi Heavy Industries, Ltd.                     177,000             498
Mitsubishi Rayon Co., Ltd.                             94,000             300
Mitsubishi Securities Co., Ltd. (N)                    36,000             335
Mitsubishi Tokyo Financial Group, Inc.                    858           7,294
Mitsui & Co., Ltd. (N)                                 77,000             648
Mitsui Engineering & Shipbuilding Co., Ltd. (N)        89,000             151
Mitsui Fudosan Co., Ltd. (N)                          106,000           1,126
Mitsui OSK Lines, Ltd.                                187,000           1,109
Mitsui Sumitomo Insurance Co., Ltd.                   165,000           1,356
Mitsui Trust Holdings, Inc. (N)                        43,000             296
Mizuho Financial Group, Inc.                              402           1,553
Murata Manufacturing Co., Ltd.                         73,900           3,525
NAMCO Limited (AE)                                      5,100              59
NAMCO Limited (N)                                       5,100              60
NEC Corp.                                             229,000           1,272

 50  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
NEC System Intergration & Construction, Ltd.            9,400              75
NET One Systems Co., Ltd.                                  16              61
Nichirei Corp.                                         89,000             307
Nidec Copal Corp. (N)                                   6,100              81
Nidec Corp. (N)                                         6,900             748
Nikko Cordial Corp.                                    99,000             443
Nikon Corp. (N)                                        29,000             285
Nintendo Co., Ltd.                                      6,000             678
Nippon Electric Glass Co., Ltd. (N)                    18,000             402
Nippon Express Co., Ltd.                              475,000           2,293
Nippon Kayaku Co., Ltd.                                 5,000              26
Nippon Light Metal Co., Ltd. (N)                       99,000             240
Nippon Meat Packers, Inc. (N)                          94,000           1,174
Nippon Mining Holdings, Inc. (N)                       14,500              69
Nippon Oil Corp.                                       92,000             585
Nippon Shokubai Co., Ltd.                              17,000             123
Nippon Steel Corp.                                  1,085,000           2,542
Nippon Telegraph & Telephone Corp.                        611           2,597
Nippon Yusen Kabushiki Kaisha                         101,000             509
Nishi-Nippon City Bank, Ltd. (The)                     86,600             385
Nissan Motor Co., Ltd.                                818,300           9,237
Nissen Co., Ltd.                                       10,700             199
Nisshin Seifun Group, Inc.                              1,000              10
Nisshin Steel Co., Ltd.                               123,000             270
Nisshinbo Industries, Inc.                              7,000              46
Nitto Denko Corp.                                      26,600           1,264
NOK Corp. (N)                                          11,800             359
Nomura Holdings, Inc.                                  64,000             786
Nomura Research Institute, Ltd.                         2,100             184
NS Solutions Corp.                                      6,000             153
NTT DoCoMo, Inc.                                          178             314
Obayashi Corp.                                         17,000              92
OJI Paper Co., Ltd. (N)                                16,000              91
Olympus Corp. (N)                                      47,700             926
Omron Corp.                                            16,000             363
Ono Pharmaceutical Co., Ltd.                            2,000              94
Onward Kashiyama Co., Ltd.                              2,000              26
ORIX Corp.                                             68,000           7,984
Pal Co., Ltd. (N)                                       1,900              34
Parco Co., Ltd.                                        24,000             141
Promise Co., Ltd.                                      29,150           1,856
Renown D'urban Holdings, Inc. (AE)                      9,200              83
Resona Holdings, Inc. (AE)(N)                          71,000             117
Ricoh Co., Ltd. (N)                                    65,000           1,216
Rinnai Corp.                                           60,700           1,654
Rohm Co., Ltd.                                         23,000           2,364
Sanken Electric Co., Ltd.                              23,000             269
Sankyo Co., Ltd.                                       73,700           1,532
Sanyo Electric Co., Ltd. (N)                           51,000             163

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sanyo Shinpan Finance Co., Ltd.                        11,500             645
Sega Sammy Holdings, Inc. (N)                          41,080           1,909
Seino Transportation Co., Ltd.                          6,000              54
Sekisui House, Ltd. (N)                               235,300           2,432
Senshukai Co., Ltd.                                     7,000              64
SFCG Co., Ltd. (N)                                      7,170           1,509
Shimachu Co., Ltd.                                      6,600             154
Shimamura Co., Ltd. (N)                                 4,600             338
Shin-Etsu Chemical Co., Ltd.                           60,600           2,307
Shinko Electric Industries (N)                          7,800             225
Shinsei Bank, Ltd.                                     18,000             117
Shionogi & Co., Ltd.                                   22,000             342
Shiseido Co., Ltd.                                     95,400           1,246
Shizuoka Bank, Ltd. (The) (N)                           3,000              25
Showa Shell Sekiyu KK                                  18,300             164
SKY Perfect Communications, Inc.                          244             297
Skylark Co., Ltd. (N)                                 105,900           1,757
SMC Corp.                                              11,300           1,211
Snow Brand Milk Products Co., Ltd. (AE)(N)              7,500              22
Softbank Corp. (N)                                      9,800             444
Sohgo Security Services Co., Ltd.                      63,300             865
Sompo Japan Insurance, Inc.                            92,200             805
Sony Corp. (N)                                         43,900           1,530
Stanley Electric Co., Ltd. (N)                         23,400             361
STB Leasing Co., Ltd.                                   7,300             154
Sumisho Lease Co., Ltd.                                12,100             469
Sumitomo Bakelite Co., Ltd. (N)                       191,100           1,126
Sumitomo Chemical Co., Ltd.                           478,300           2,322
Sumitomo Corp.                                         47,000             350
Sumitomo Electric Industries, Ltd.                     31,000             294
Sumitomo Forestry Co., Ltd.                            27,000             256
Sumitomo Heavy Industries, Ltd. (AE)                  368,000           1,071
Sumitomo Metal Industries, Ltd.                       270,000             326
Sumitomo Mitsui Financial Group, Inc. (N)               1,053           6,853
Sumitomo Osaka Cement Co., Ltd.                       125,000             275
Sumitomo Realty & Development Co., Ltd.                 2,000              22
Sumitomo Trust & Banking Co., Ltd. (The) (N)          687,000           4,010
Suzuken Co., Ltd.                                       7,800             166
Suzuki Motor Corp.                                     61,000           1,080
T&D Holdings, Inc.                                     16,900             747
Taiheiyo Cement Corp.                                  52,000             118
Taisei Corp.                                           22,000              79
Taiyo Nippon Sanso Corp.                               29,000             145
Takashimaya Co., Ltd. (N)                               5,000              43

                                                          International Fund  51

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Takeda Pharmaceutical Co., Ltd.                       205,900           9,958
Takefuji Corp.                                          1,690             107
Tanabe Seiyaku Co., Ltd.                                3,000              27
TDK Corp.                                              71,200           4,950
Telewave, Inc.                                             27             197
Terumo Corp.                                           47,900           1,195
Tobu Railway Co., Ltd.                                 28,000             100
Toda Corp.                                             12,000              48
Tohoku Electric Power Co., Inc.                        59,400           1,015
Tokai Rika Co., Ltd. (N)                               10,000             174
Tokyo Electric Power Co., Inc. (The)                   65,200           1,478
Tokyo Electron, Ltd.                                   64,500           3,503
Tokyo Gas Co., Ltd. (N)                               191,000             713
Tokyu Corp. (N)                                         7,000              32
Toppan Printing Co., Ltd. (N)                          28,000             271
Toshiba Corp. (N)                                      87,000             351
Toyo Seikan Kaisha, Ltd.                               13,000             203
Toyota Motor Corp.                                    510,200          19,905
Toyota Tsusho Corp.                                     2,000              26
Trend Micro, Inc.                                      27,300           1,310
UFJ Holdings, Inc. (N)                                  1,021           4,745
Uni-Charm Corp.                                         9,300             471
Uniden Corp.                                           13,000             282
UNY Co., Ltd.                                          28,000             281
USS Co., Ltd.                                           2,710             219
West Japan Railway Co.                                    403           1,610
World Co., Ltd.                                         3,000              88
Yahoo Japan Corp. (AE)                                     93             405
Yahoo Japan Corp. (AE)(N)                                  14              63
Yamada Denki Co., Ltd. (N)                             24,300             863
Yamaha Corp.                                           41,400             633
Yamaha Motor Co., Ltd. (N)                            143,800           2,191
Yamanouchi Pharmaceutical Co., Ltd.                    24,700             908
Yamato Transport Co., Ltd. (N)                        152,200           2,054
Yamazaki Baking Co., Ltd.                               7,000              62
Yokogawa Electric Corp.                                21,000             274
Yokohama Rubber Co., Ltd. (The)                         4,000              14
York-Benimaru Co., Ltd.                                 6,800             172
                                                                 ------------
                                                                      278,609
                                                                 ------------

Luxembourg - 0.3%
Arcelor (N)                                           235,499           4,410
Millicom International Cellular SA (AE)                10,900             221
                                                                 ------------
                                                                        4,631
                                                                 ------------

Mexico - 0.4%
America Movil SA de CV ADR Class L                     15,800             695
Coca-Cola Femsa SA de CV ADR (N)                       57,200           1,151
Grupo Televisa SA ADR                                  37,000           2,035

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Telefonos de Mexico SA de CV ADR                       38,800           1,329
Wal-Mart de Mexico SA de CV                           202,100             661
                                                                 ------------
                                                                        5,871
                                                                 ------------

Netherlands - 4.6%
ABN AMRO Holding NV                                   238,609           5,723
Aegon NV (N)                                          266,600           2,926
Akzo Nobel NV (N)                                      34,617           1,306
ASML Holding NV (AE)                                  278,099           3,974
Buhrmann NV (N)                                        53,200             397
DSM NV                                                 23,700           1,293
Euronext NV (N)                                        12,930             375
European Aeronautic Defense and Space Co. (N)          35,200           1,006
Heineken Holding NV Class A                             9,500             267
Heineken NV (N)                                       124,363           3,920
ING Groep NV (N)                                      488,654          12,970
Koninklijke Philips Electronics NV                     80,268           1,905
Koninklijke Philips Electronics NV                     48,780           1,162
OCE NV                                                 15,500             216
Randstad Holdings NV (N)                               31,400           1,061
Reed Elsevier NV                                      158,432           2,087
Rodamco Europe NV (N)                                   7,000             477
Royal Dutch Petroleum Co. (N)                         257,489          14,029
Royal Dutch Petroleum Co. Class S                       6,000             325
Royal KPN NV                                          369,100           2,960
Royal Numico NV (AE)                                  111,900           3,782
TPG NV                                                 32,400             785
Unilever NV (N)                                        11,400             665
Vedior NV                                               5,600              83
VNU NV (N)                                             21,203             581
Wolters Kluwer NV                                     113,519           2,075
                                                                 ------------
                                                                       66,350
                                                                 ------------

New Zealand - 0.3%
Carter Holt Harvey, Ltd.                              322,180             475
Telecom Corp. of New Zealand, Ltd.                    911,024           3,603
                                                                 ------------
                                                                        4,078
                                                                 ------------

 52  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Norway - 0.8%
DNB NOR ASA (N)                                       370,763           3,142
Norsk Hydro ASA (N)                                    36,200           2,664
Norske Skogindustrier ASA                              11,800             215
Statoil ASA (N)                                       302,400           4,378
Telenor ASA                                            93,700             746
Yara International ASA (AE)(N)                         62,004             664
                                                                 ------------
                                                                       11,809
                                                                 ------------

Russia - 0.3%
LUKOIL ADR                                             14,800           1,846
Mobile TeleSystems ADR                                  4,500             653
Vimpel-Communications ADR (AE)                          9,350           1,066
YUKOS ADR (N)                                          13,000             216
                                                                 ------------
                                                                        3,781
                                                                 ------------

Singapore - 1.2%
CapitaLand, Ltd. (N)                                   30,000              33
City Developments, Ltd.                                75,000             284
ComfortDelgro Corp., Ltd.                              62,000              53
Creative Technology, Ltd.                               3,350              38
DBS Group Holdings, Ltd.                              549,300           5,152
Flextronics International, Ltd. (AE)                   73,500             886
Fraser and Neave, Ltd.                                 17,000             140
Jardine Cycle & Carriage, Ltd.                         30,000             144
Keppel Corp., Ltd. (N)                                207,000             996
NatSteel, Ltd. (N)                                     49,400              62
Oversea-Chinese Banking Corp.                         351,000           2,913
Overseas Union Enterprise, Ltd.                         1,000               4
SembCorp Industries, Ltd.                              75,000              69
Singapore Airlines, Ltd.                               19,000             122
Singapore Press Holdings, Ltd.                        168,000             475
Singapore Technologies Engineering, Ltd.              561,000             705
Singapore Telecommunications, Ltd.                  2,669,519           3,884
Starhub, Ltd. (AE)(N)                                  64,000              35
United Overseas Bank, Ltd.                             52,000             422
United Overseas Land, Ltd.                              3,000               4
Venture Corp., Ltd.                                    28,000             266
                                                                 ------------
                                                                       16,687
                                                                 ------------

South Africa - 0.1%
Nedcor, Ltd.                                          122,757           1,337
                                                                 ------------

South Korea - 0.7%
Hana Bank                                              28,040             700
Hyundai Motor Co.                                      82,070           3,981
Korea Electric Power Corp. ADR (N)                    139,500           1,601
KT Corp. ADR                                           73,400           1,355

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
POSCO ADR                                              18,000             673
Samsung Electronics - GDR                               5,420           1,062
Samsung Electronics Co., Ltd.                           2,870           1,127
Samsung Electronics Co., Ltd. GDR (p)                   1,100             216
                                                                 ------------
                                                                       10,715
                                                                 ------------

Spain - 3.4%
Acerinox SA (N)                                        35,200             490
ACS Actividades Cons y Serv                            67,326           1,308
Altadis SA                                             84,521           3,110
Amadeus Global Travel Distribution SA Class A
   (N)                                                 11,000              90
Antena 3 de Television SA (AE)                          1,000              64
Banco Bilbao Vizcaya Argentaria SA                    194,700           3,063
Banco Sabadell SA (N)                                  39,100             841
Banco Santander Central Hispano SA (N)                372,298           4,167
Bankinter SA (N)                                        4,700             210
Corp Mapfre SA                                         69,280             877
Endesa SA (N)                                         157,557           3,206
Fomento de Construcciones y Contratas SA (N)            5,800             222
Grupo Ferrovial SA (AE)(N)                             28,500           1,265
Iberdrola SA (N)                                      154,778           3,397
Iberia Lineas Aereas de Espana (N)                    259,200             736
Inditex SA (N)                                         51,000           1,300
Indra Sistemas SA                                      46,000             684
Red Electrica de Espana (N)                             1,700              32
Repsol YPF SA (N)                                     215,588           4,685
Repsol YPF SA ADR                                      93,883           2,034
Sociedad General de Aguas de Barcelona SA Class
   A                                                    2,400              43
Sogecable SA (AE)(N)                                   21,500             853
Telefonica SA                                       1,010,312          16,724
Union Fenosa SA                                         8,300             203
                                                                 ------------
                                                                       49,604
                                                                 ------------

Sweden - 2.2%
Atlas Copco AB Class A (N)                              5,700             237
Billerud AB (N)                                         6,000              92
Electrolux AB                                         155,610           2,894
ForeningsSparbanken AB (N)                             33,000             695
Getinge AB Class B                                     60,200             675
Hennes & Mauritz AB Class B                           160,194           4,678
Lundin Petroleum AB (AE)                               16,000             100
Nordea Bank AB                                        164,700           1,427
OMX AB (AE)(N)                                          9,800             116
Sandvik AB (N)                                          8,600             323

                                                          International Fund  53

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Scania AB Class B                                      11,500             419
Skandia Forsakrings AB (N)                            141,389             528
Skandinaviska Enskilda Banken AB Class A               10,200             170
Skanska AB Class B                                      8,200              90
Svenska Cellulosa AB Class B                           43,600           1,628
Svenska Handelsbanken AB Class A                      219,641           4,768
Swedish Match AB                                       17,500             194
Tele2 AB Class B (N)                                    3,100             103
Telefonaktiebolaget LM Ericsson Class B (AE)        3,028,737           8,823
Telefonaktiebolaget LM Ericsson ADR (AE)               11,200             324
TeliaSonera AB                                         20,000             107
Volvo AB Series A (N)                                   6,200             228
Volvo AB Series B (N)                                  68,800           2,612
WM-data AB Class B (N)                                 13,000              26
                                                                 ------------
                                                                       31,257
                                                                 ------------

Switzerland - 5.3%
ABB, Ltd.                                              18,200             105
Adecco SA                                               7,700             371
Clariant AG                                            94,830           1,286
Compagnie Financiere Richemont AG Class A             199,434           5,666
Credit Suisse Group (AE)                              118,174           4,050
Georg Fischer AG (AE)                                     816             196
Givaudan                                                1,759           1,102
Holcim, Ltd.                                           47,372           2,537
Julius Baer Holding AG Class B                          3,770           1,057
Logitech International SA (AE)                          4,700             244
Lonza Group AG                                         40,140           1,965
Nestle SA                                              39,694           9,409
Novartis AG                                           295,698          14,131
PubliGroupe SA                                            263              77
Rieter Holding AG                                         223              59
Roche Holding AG                                       82,204           8,420
Serono SA (N)                                             736             459
STMicroelectronics NV (N)                              25,000             462
Straumann Holding AG (N)                                   63              13
Sulzer AG                                               2,162             731
Swatch Group AG Class B                                 1,800             242
Swiss Life Holding (AE)                                   589              75
Swiss Reinsurance                                      73,045           4,493
Swisscom AG                                             8,339           3,009
Syngenta AG (AE)                                       29,740           2,842
Synthes, Inc. (AE)                                     11,600           1,239
UBS AG (N)                                            153,441          11,082
Valora Holding AG                                         617             141
Zurich Financial Services AG (AE)                       9,952           1,420
                                                                 ------------
                                                                       76,883
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Taiwan - 0.5%
First Financial Holding Co., Ltd. (AE)              2,985,000           2,401
Taiwan Semiconductor Manufacturing Co., Ltd.        2,847,000           3,728
Taiwan Semiconductor Manufacturing Co., Ltd. ADR      127,080             962
United Microelectronics Corp. ADR (AE)(N)             389,914           1,365
                                                                 ------------
                                                                        8,456
                                                                 ------------

Thailand - 0.0%
Advanced Info Service PCL                             141,000             309
                                                                 ------------

Turkey - 0.0%
Turkcell Iletisim Hizmet AS                        25,286,000             155
                                                                 ------------

United Kingdom - 18.5%
3i Group PLC                                          161,522           1,728
Abbey National PLC                                     36,300             421
Alliance & Leicester PLC                               16,400             259
Alliance Unichem PLC                                   50,800             622
Amvescap PLC                                            7,200              39
Anglo American PLC                                    120,545           2,644
ARM Holdings PLC                                      166,400             297
Arriva PLC                                             17,000             140
Associated British Foods PLC                           70,500             900
AstraZeneca PLC                                       149,771           6,174
AstraZeneca PLC                                        37,400           1,533
Aviva PLC                                             453,381           4,539
AWG PLC (AE)                                           28,099             376
BAA PLC                                               114,900           1,210
BAE Systems PLC                                     1,057,937           4,630
Barclays PLC                                          570,668           5,577
Barratt Developments PLC                               32,600             303
BG Group PLC                                        1,068,930           6,971
BHP Billiton PLC                                      163,113           1,658
BOC Group PLC                                         195,687           3,153
Boots Group PLC                                       381,236           4,608
BP PLC                                              2,349,447          22,767
Bradford & Bingley PLC                                 55,900             284
Brambles Industries PLC                               590,666           2,854
British Airways PLC (AE)                               89,200             353
British American Tobacco PLC                          395,085           5,951
British Land Co. PLC                                   74,800           1,024

 54  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
British Sky Broadcasting PLC                           58,040             542
BT Group PLC                                          865,800           2,954
Bunzl PLC                                             230,522           1,748
Cable & Wireless PLC                                  182,100             350
Cadbury Schweppes PLC                                 234,606           1,950
Cairn Energy PLC (AE)                                   8,500             230
Carnival PLC                                           42,318           2,240
Centrica PLC                                          804,514           3,558
Colt Telecom Group PLC (AE)                            12,500              10
Compass Group PLC                                     125,400             518
Corus Group PLC (AE)                                  452,783             405
Davis Service Group PLC                                 4,000              27
Diageo PLC                                            608,887           8,148
Dixons Group PLC                                       14,100              44
easyJet PLC (AE)                                      309,000             894
EMI Group PLC                                         111,900             435
Firstgroup PLC                                          8,300              44
FKI PLC                                                28,500              63
GKN PLC                                               984,748           3,867
GlaxoSmithKline PLC                                   660,559          13,919
GUS PLC                                               134,161           2,196
HBOS PLC                                              668,581           8,959
HHG PLC (AE)(N)                                         5,200               4
HMV Group PLC                                         115,100             507
HSBC Holdings PLC                                     820,070          13,249
HSBC Holdings PLC                                      84,465           1,368
Imperial Chemical Industries PLC                      153,700             592
Imperial Tobacco Group PLC                            289,442           6,763
Inchcape PLC                                           20,800             565
Intercontinental Hotels Group PLC                     383,326           4,693
ITV PLC                                               271,821             534
J Sainsbury PLC                                       332,295           1,573
Johnston Press PLC                                     40,100             406
Kelda Group PLC                                        28,500             293
Kesa Electricals PLC                                   94,355             471
Kingfisher PLC                                         94,006             522
Land Securities Group PLC                               6,000             131
Lloyds TSB Group PLC                                  954,228           7,555
LogicaCMG PLC                                          59,600             193
Man Group PLC                                          33,216             797
Marks & Spencer Group PLC                             138,200             911
Meggitt PLC                                            64,400             290
MFI Furniture PLC                                      58,400             110
Mitchells & Butlers PLC                               281,750           1,474
mmO2 PLC (AE)                                         176,500             341
Morrison WM Supermarkets                              103,469             431
MyTravel Group PLC (AE)                               230,300              17
National Grid Transco PLC                             119,200           1,037
Next PLC                                               72,600           2,227

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Northern Foods PLC                                    126,000             348
Old Mutual PLC                                        102,600             217
Pearson PLC                                           153,400           1,685
Pennon Group PLC                                       32,800             555
Persimmon PLC                                          89,400           1,015
Prudential PLC                                         76,690             564
Prudential PLC Rights (AE)                             12,781              22
Punch Taverns PLC                                     178,390           1,812
Reckitt Benckiser PLC                                  56,800           1,559
Reed Elsevier PLC                                     150,600           1,346
Reuters Group PLC                                     206,700           1,408
Rexam PLC                                             127,336           1,007
Rio Tinto PLC                                         238,254           6,232
RMC Group PLC                                          75,300           1,176
Rolls-Royce Group PLC                                 150,190             715
Rolls-Royce Group PLC Class S                       4,776,042               9
Royal & Sun Alliance Insurance Group                  828,827           1,138
Royal Bank of Scotland Group PLC                      293,529           8,654
SABMiller PLC                                          10,900             157
Scottish & Newcastle PLC                               25,400             188
Scottish & Southern Energy PLC                        108,023           1,656
Scottish Power PLC                                     73,100             591
Shell Transport & Trading Co. PLC                   1,246,298           9,816
Shire Pharmaceuticals PLC                              41,600             396
Signet Group PLC                                       29,300              57
Smiths Group PLC                                       71,100             974
SSL International PLC                                   9,500              47
Stagecoach Group PLC                                  119,937             196
Standard Chartered PLC                                214,108           3,829
Tate & Lyle PLC                                        91,400             712
Taylor Woodrow PLC                                     12,100              51
Tesco PLC                                             320,700           1,691
Trinity Mirror PLC                                     49,300             584
Unilever PLC                                          414,440           3,494
United Business Media PLC                              26,511             232
United Utilities PLC Class E                           18,500             132
United Utilities PLC                                   21,300             225
Vodafone Group PLC                                  9,330,878          23,912
Warner Chilcott PLC                                     5,200              82
Whitbread PLC                                          84,000           1,253
Wimpey George PLC                                     180,900           1,163
Wolseley PLC                                           23,800             411
WPP Group PLC                                          10,400             104
Xstrata PLC                                           294,430           4,570
                                                                 ------------
                                                                      267,155
                                                                 ------------

                                                          International Fund  55

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United States - 0.1%
Transocean, Inc. (AE)                                  25,300             892
                                                                 ------------

TOTAL COMMON STOCKS
(cost $1,054,978)                                                   1,271,131
                                                                 ------------
LONG-TERM INVESTMENTS - 0.1%

Cayman Islands - 0.1%
SMFG Finance, Ltd.
   2.250% due 07/11/05                                 60,000           1,251
                                                                 ------------

United Kingdom - 0.0%
Credit Suisse Group Finance Guernsey, Ltd.
   6.000% due 12/23/05                                    125             127
                                                                 ------------
TOTAL LONG-TERM INVESTMENTS
(cost $810)                                                             1,378
                                                                 ------------
                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
OPTIONS PURCHASED - 0.3%
(Number of Contracts)
Belgium - 0.2%
Bel 20 Index Futures
   Nov 2004 2,754.25 (EUR) Call (190)                  13,388           2,599
                                                                 ------------
Switzerland - 0.1%
Swiss Market Index
   Dec 2004 5,545.02 (CHF) Put (89)                     4,130             504
   Dec 2004 5,562.69 (CHF) Put (63)                     2,933             366
                                                                 ------------
                                                                          870
                                                                 ------------
TOTAL OPTIONS PURCHASED
(cost $2,976)                                                           3,469
                                                                 ------------

                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------
-----------------------------------------------------------------------------
PREFERRED STOCKS - 0.2%
Australia - 0.0%
News Corp., Ltd.                                       95,007             746
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Germany - 0.2%
Fresenius AG                                            9,600             814
Fresenius Medical Care AG (N)                           2,200             120
Porsche AG                                              1,266             808
ProSieben SAT.1 Media AG                               40,682             731
                                                                 ------------
                                                                        2,473
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $2,464)                                                           3,219
                                                                 ------------

SHORT-TERM INVESTMENTS - 8.2%
United States - 8.2%
Frank Russell Investment Company Money Market
   Fund                                           104,108,001         104,108
United States Treasury Bill (z)(sec.)
   1.465% due 11/04/04 (c)                              3,500           3,500
   1.654% due 12/09/04 (c)                              8,000           7,986
   1.770% due 01/20/05                                  2,000           1,992
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $117,586)                                                       117,586
                                                                 ------------

OTHER SECURITIES - 16.6%
United States - 16.6%
Frank Russell Investment Company Money Market
   Fund (X)                                        95,859,795          95,860
State Street Securities Lending Quality Trust
   (X)                                            144,061,666         144,061
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $239,921)                                                       239,921
                                                                 ------------

TOTAL INVESTMENTS - 113.4%
(identified cost $1,418,735)                                        1,636,704

OTHER ASSETS AND LIABILITIES
NET - (13.4)%                                                        (193,938)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,442,766
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 56  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
AEX Index (Netherlands)
   expiration date 11/04
   (163 contracts)                                     13,705             (162)
CAC-40 Index (France)
   expiration date 12/04
   (286 contracts)                                     13,503               66
DAX Index (Germany)
   expiration date 12/04
   (113 contracts)                                     14,290               (4)
DJ STOXX 50 Index (EMU)
   expiration date 12/04
   (712 contracts)                                     25,532              443
FTSE-100 Index (UK)
   expiration date 12/04
   (340 contracts)                                     28,897              188
Hang Seng Index (Hong Kong)
   expiration date 11/04
   (167 contracts)                                     13,989              289
SPI 200 Index (Australia)
   expiration date 12/04
   (89 contracts)                                       6,284              247
TOPIX Index (Japan)
   expiration date 12/04
   (259 contracts)                                     26,341           (1,349)

Short Positions
CAC-40 Index (France)
   expiration date 11/04
   (36 contracts)                                       1,701               (8)
FTSE-100 Index (UK)
   expiration date 12/04
   (113 contracts)                                      9,604             (108)
IBEX Plus Index (Spain)
   expiration date 11/04
   (28 contracts)                                       2,993              (43)
MIB-30 (Italy)
   expiration date 12/04
   (22 contracts)                                       4,028             (129)
SPI 200 Index (Australia)
   expiration date 12/04
   (26 contracts)                                       1,836              (74)
                                                                  ------------
Total Unrealized Appreciation
   (Depreciation) on Open Futures Contracts                               (644)
                                                                  ============

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Belgium
Bel 20 Index Futures
   Nov 2004 2,754.25 (EUR) Put (190)                       13,388             (2,430)

Switzerland
Swiss Market Index
   Dec 2004 5,562.69 (CHF) Call (63)                        2,933               (264)
   Dec 2004 5,545.02 (CHF) Call (89)                        4,130               (372)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $2,970)                                                 (3,066)
                                                                     ===============


  See accompanying notes which are an integral part of the financial statements.

                                                          International Fund  57

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             447      AUD           600    11/01/04                 2
USD              46      AUD            61    11/03/04                --
USD             137      AUD           183    11/03/04                --
USD             151      AUD           203    11/04/04                --
USD             145      AUD           200    12/15/04                 4
USD             345      AUD           500    12/15/04                27
USD             566      AUD           800    12/15/04                30
USD             716      AUD         1,000    12/15/04                29
USD           1,031      AUD         1,413    12/15/04                22
USD           1,911      AUD         2,619    12/15/04                40
USD           3,518      AUD         5,060    12/15/04               251
USD           3,821      AUD         5,239    12/15/04                81
USD           5,384      AUD         7,800    12/15/04               426
USD               8      CAD            10    11/02/04                --
USD              16      CAD            20    11/02/04                --
USD              61      CAD            74    11/03/04                --
USD              55      CHF            66    11/01/04                 1
USD           3,880      CHF         4,863    12/15/04               199
USD              65      DKK           400    12/15/04                 3
USD             219      DKK         1,324    12/15/04                 9
USD              83      EUR            65    11/01/04                --
USD             183      EUR           143    11/02/04                --
USD             203      EUR           160    11/02/04                 1
USD             274      EUR           215    11/02/04                 1
USD             540      EUR           424    11/02/04                 2
USD              33      EUR            26    11/03/04                --
USD             207      EUR           163    11/03/04                 1
USD             209      EUR           164    11/03/04                 1
USD             254      EUR           199    11/03/04                 1
USD             276      EUR           216    11/03/04                 1
USD             341      EUR           266    11/03/04                --
USD             394      EUR           309    11/03/04                 1
USD           1,230      EUR         1,000    12/15/04                49
USD           1,232      EUR         1,000    12/15/04                47
USD           1,238      EUR         1,000    12/15/04                41
USD           1,254      EUR         1,030    12/15/04                63
USD           1,274      EUR         1,000    12/15/04                 5
USD           2,455      EUR         2,000    12/15/04               103
USD          10,581      EUR         8,650    12/15/04               484
USD          14,078      EUR        11,500    12/15/04               632
USD          29,356      EUR        24,000    12/15/04             1,343
USD              35      GBP            19    11/01/04                --
USD              11      GBP             6    11/02/04                --
USD             503      GBP           275    11/02/04                 1
USD              26      GBP            14    11/03/04                --
USD             887      GBP           500    12/15/04                28
USD             891      GBP           500    12/15/04                25
USD             911      GBP           500    12/15/04                 4

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD           1,618      GBP           900    12/15/04                29
USD           1,773      GBP         1,000    12/15/04                58
USD           1,787      GBP         1,000    12/15/04                44
USD           5,713      GBP         3,200    12/15/04               145
USD           8,033      GBP         4,500    12/15/04               204
USD           9,096      GBP         5,104    12/15/04               247
USD          10,884      GBP         6,098    12/15/04               279
USD          19,629      GBP        11,000    12/15/04               507
USD              63      HKD           487    11/01/04                --
USD              20      HKD           158    12/15/04                --
USD              77      HKD           600    12/15/04                --
USD             336      HKD         2,612    12/15/04                 1
USD              73      IDR       656,906    11/01/04                --
USD               4      JPY           388    11/01/04                --
USD               5      JPY           484    11/01/04                --
USD               5      JPY           491    11/01/04                --
USD              12      JPY         1,311    11/01/04                --
USD              14      JPY         1,511    11/01/04                --
USD              18      JPY         1,953    11/01/04                --
USD              53      JPY         5,684    11/01/04                --
USD              54      JPY         5,688    11/01/04                --
USD              58      JPY         6,204    11/01/04                --
USD             164      JPY        17,469    11/01/04                 1
USD             214      JPY        22,829    11/01/04                 1
USD               2      JPY           245    11/02/04                --
USD               3      JPY           292    11/02/04                --
USD               4      JPY           400    11/02/04                --
USD              21      JPY         2,247    11/02/04                --
USD              21      JPY         2,251    11/02/04                --
USD             219      JPY        23,197    11/02/04                --
USD               4      JPY           388    11/04/04                --
USD               4      JPY           403    11/04/04                --
USD               5      JPY           487    11/04/04                --
USD              18      JPY         1,949    11/04/04                --
USD             112      JPY        11,811    11/04/04                --
USD             904      JPY       100,000    12/15/04                44
USD             914      JPY       100,000    12/15/04                33
USD             919      JPY       100,000    12/15/04                29
USD           1,334      JPY       146,000    12/15/04                49
USD           4,563      JPY       500,000    12/15/04               173
USD           9,664      JPY     1,060,000    12/15/04               376
USD          12,319      JPY     1,350,000    12/15/04               468
USD          19,342      JPY     2,104,115    12/15/04               588
USD           2,880      NZD         4,400    12/15/04               116
USD           5,236      NZD         8,050    12/15/04               246
USD              84      SEK           598    11/01/04                --
USD              35      SEK           251    11/02/04                --
USD              86      SEK           609    11/02/04                --

See accompanying notes which are an integral part of the financial statements.

 58  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              35      SEK           249    11/03/04                --
USD           1,831      SEK        13,435    12/15/04                68
USD           1,946      SEK        14,281    12/15/04                73
USD           2,438      SEK        18,161    12/15/04               130
USD           4,853      SEK        36,139    12/15/04               257
USD              --      SGD            --    12/15/04                --
USD              19      TRL    28,385,032    11/02/04                 9
USD             132      TRL   194,932,924    11/02/04                63
AUD              64      USD            48    11/01/04                --
AUD             500      USD           346    12/15/04               (26)
AUD             500      USD           360    12/15/04               (13)
AUD           1,600      USD         1,105    12/15/04               (86)
AUD           9,737      USD         6,727    12/15/04              (526)
CHF             484      USD           402    11/02/04                (3)
CHF           1,086      USD           907    11/02/04                (2)
CHF             506      USD           402    11/17/04               (22)
CHF           1,697      USD         1,348    12/01/04               (74)
CHF             931      USD           740    12/07/04               (41)
CHF               5      USD             4    12/15/04                --
CHF           7,610      USD         5,997    12/15/04              (385)
DKK             419      USD            72    11/01/04                (1)
DKK           1,244      USD           213    11/01/04                (1)
DKK             590      USD           101    11/02/04                --
DKK           3,229      USD           553    11/02/04                (2)
DKK              20      USD             3    12/15/04                --
EUR               8      USD            10    11/01/04                --
EUR              48      USD            61    11/01/04                --
EUR             108      USD           138    11/01/04                --
EUR             158      USD           202    11/02/04                --
EUR             211      USD           268    11/02/04                (2)
EUR           1,000      USD         1,242    12/15/04               (37)
EUR           1,000      USD         1,248    12/15/04               (31)
EUR           3,172      USD         3,909    12/15/04              (148)
EUR          11,200      USD        13,695    12/15/04              (632)
EUR          12,883      USD        15,823    12/15/04              (657)
GBP               7      USD            13    11/01/04                --
GBP              13      USD            23    11/01/04                --
GBP              15      USD            27    11/01/04                --
GBP              59      USD           109    11/01/04                --
GBP             266      USD           486    11/01/04                (2)
GBP               6      USD            11    11/02/04                --
GBP               7      USD            13    11/02/04                --
GBP               9      USD            16    11/02/04                --
GBP              12      USD            22    11/02/04                --
GBP             177      USD           324    11/02/04                (1)
GBP             540      USD           987    11/02/04                (5)
GBP               7      USD            12    11/03/04                --
GBP             166      USD           304    11/03/04                --

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
GBP             500      USD           900    12/15/04               (15)
GBP             500      USD           914    12/15/04                (1)
GBP           1,500      USD         2,667    12/15/04               (79)
GBP           4,210      USD         7,463    12/15/04              (243)
GBP           6,100      USD        10,885    12/15/04              (285)
GBP           8,380      USD        15,334    01/31/05                48
HKD           4,033      USD           518    11/02/04                --
JPY             328      USD             3    11/01/04                --
JPY             339      USD             3    11/01/04                --
JPY           2,438      USD            23    11/01/04                --
JPY           2,622      USD            25    11/01/04                --
JPY           8,059      USD            76    11/01/04                --
JPY          22,305      USD           209    11/01/04                (2)
JPY          39,406      USD           369    11/01/04                (3)
JPY             344      USD             3    11/02/04                --
JPY           2,456      USD            23    11/02/04                --
JPY           2,578      USD            24    11/02/04                --
JPY           2,658      USD            25    11/02/04                --
JPY           5,014      USD            47    11/02/04                --
JPY           7,366      USD            69    11/02/04                --
JPY             306      USD             3    11/04/04                --
JPY             324      USD             3    11/04/04                --
JPY           2,336      USD            22    11/04/04                --
JPY           2,605      USD            25    11/04/04                --
JPY          29,973      USD           283    11/04/04                --
JPY          60,958      USD           552    12/07/04               (25)
JPY         100,000      USD           911    12/15/04               (36)
JPY         373,329      USD         3,413    12/15/04              (123)
JPY         550,000      USD         5,019    12/15/04              (191)
JPY       1,096,278      USD        10,013    12/15/04              (371)
JPY         122,451      USD         1,122    01/24/05               (41)
NOK              86      USD            13    11/01/04                --
NOK             662      USD           104    11/03/04                --
NZD           1,885      USD         1,274    12/15/04               (10)
NZD           6,124      USD         4,137    12/15/04               (33)
SEK              75      USD            11    11/02/04                --
SEK              30      USD             4    11/03/04                --
SEK           6,482      USD           876    12/15/04               (41)
SGD              31      USD            19    11/03/04                --
SGD              47      USD            28    11/03/04                --
SGD           1,018      USD           606    12/15/04                (7)
                                                            ------------

                                                                   4,041
                                                            ============

  See accompanying notes which are an integral part of the financial statements.

                                                          International Fund  59

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands

                                                       % OF              MARKET
INDUSTRY DIVERSIFICATION                                NET               VALUE
(UNAUDITED)                                           ASSETS                $
------------------------------------------------------------------------------------
Auto and Transportation                                       6.7             96,481
Consumer Discretionary                                        9.7            139,204
Consumer Staples                                              5.9             84,469
Financial Services                                           21.0            302,986
Health Care                                                   6.5             93,393
Integrated Oils                                               8.2            118,941
Materials and Processing                                      9.5            137,599
Miscellaneous                                                 0.6              8,895
Options                                                       0.3              3,469
Other Energy                                                  0.8             12,037
Producer Durables                                             5.3             77,292
Technology                                                    3.1             45,189
Utilities                                                    10.9            157,842
Warrants & Rights                                              --                 22
Short-Term Investments                                       24.8            357,507
Long-Term Investments                                         0.1              1,378
                                                  ---------------    ---------------

Total Investments                                           113.4          1,636,704
Other Assets and Liabilities, Net                           (13.4)          (193,938)
                                                  ---------------    ---------------

Net Assets                                                  100.0          1,442,766
                                                  ===============    ===============


GEOGRAPHIC DIVERSIFICATION                             % OF              MARKET
(UNAUDITED)                                           ASSETS                $
------------------------------------------------------------------------------------
Africa                                                        0.1              1,337
Asia                                                          8.7            125,976
Europe                                                       39.9            575,032
Japan                                                        19.3            278,609
Latin America                                                 0.6              9,128
United Kingdom                                               18.1            262,585
Options                                                       0.3              3,469
Other                                                         1.5             21,683
Short-Term Investments                                       24.8            357,507
Long-Term Investments                                         0.1              1,378
                                                  ---------------    ---------------

Total Investments                                           113.4          1,636,704
Other Assets and Liabilities, Net                           (13.4)          (193,938)
                                                  ---------------    ---------------

Net Assets                                                  100.0          1,442,766
                                                  ===============    ===============

-----------------------------------------------------------------
                                                       % OF
                                                        NET
PORTFOLIO SUMMARY (UNAUDITED)                         ASSETS
------------------------------------------------------------------------------------
Australia                                                     3.4
Austria                                                       0.2
Belgium                                                       1.3
Brazil                                                        0.2
Canada                                                        1.4
China                                                         0.6
Denmark                                                       0.7
Estonia                                                       0.1
Finland                                                       0.9
France                                                        8.6
Germany                                                       5.9
Greece                                                        0.4
Hong Kong                                                     1.7
Hungary                                                       0.1
India                                                          --*
Indonesia                                                     0.2
Ireland                                                       0.8
Italy                                                         3.5
Japan                                                        19.3
Luxembourg                                                    0.3
Mexico                                                        0.4
Netherlands                                                   4.6
New Zealand                                                   0.3
Norway                                                        0.8
Russia                                                        0.3
Singapore                                                     1.2
South Africa                                                  0.1
South Korea                                                   0.7
Spain                                                         3.4
Sweden                                                        2.2
Switzerland                                                   5.3
Taiwan                                                        0.5
Thailand                                                       --*
Turkey                                                         --*
United Kingdom                                               18.5
United States                                                 0.1
Long Term Investments                                         0.1
Options Purchased                                             0.3
Preferred Stocks                                              0.2
Short-Term Investments                                        8.2
Other Securities                                             16.6
                                                  ---------------

Total Investments                                           113.4
Other Assets and Liabilities, Net                           (13.4)
                                                  ---------------

Net Assets                                                  100.0
                                                  ===============
Futures Contracts                                              --*
Options Written                                               0.2
Foreign Currency Exchange Contracts                           0.3

* Less than .05%

See accompanying notes which are an integral part of the financial statements.

 60  International Fund

                      (This page intentionally left blank)

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
(GRAPHIC)

                                                                    FIXED I - CLASS I++                  LB AGGREGATE **
                                                                    -------------------                  ---------------
Inception*                                                                 10000                              10000
1995                                                                       11523                              11565
1996                                                                       12199                              12241
1997                                                                       13275                              13330
1998                                                                       14443                              14574
1999                                                                       14494                              14652
2000                                                                       15542                              15721
2001                                                                       17715                              18010
2002                                                                       18667                              19070
2003                                                                       19648                              20006
2004                                                                       20733                              21112

Fixed Income I Fund - Class I
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,552               5.52%
5 Years                $      14,305               7.42%sec.
10 Years               $      20,733               7.56%sec.

Fixed Income I Fund - Class E ++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,522               5.22%
5 Years                $      14,120               7.14%sec.
10 Years               $      20,443               7.41%sec.

Fixed Income I Fund - Class Y ++++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,558               5.58%
5 Years                $      14,355               7.49%sec.
10 Years               $      20,807               7.60%sec.

Lehman Brothers Aggregate Bond Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,553               5.53%
5 Years                $      14,410               7.58%sec.
10 Years               $      21,112               7.76%sec.

 62  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to provide current income and the preservation of capital.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDING OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2004, the Fixed Income I Fund Class I, Class E and Class Y shares gained 5.52%, 5.22% and 5.58% respectively. This compared to the Lehman Brother Aggregate Bond Index, which gained 5.53% during the same period. Class I, Class E and Class Y performance is net of operating expenses of 0.39%, 0.65% and 0.33%, respectively. Index returns are unmanaged and do not include expenses of any kind.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MANAGERS.

Investments in corporate debt securities were the most significant contributor to Fund performance during 2004. Corporate debt securities benefited from decreased defaults created by economic growth helping companies better service their debt burdens. Over the past 12 months, the investment grade corporate debt market, as measured by the Lehman Brothers U.S. Credit Index, increased 6.60% for the fiscal period, while the overall market as measured by the Lehman Bothers U.S. Aggregate Bond Index only returned 5.53% during that period. A slight overweight to the investment grade corporate debt market early in the year helped boost the Fund's performance. An overweight to mortgages early in the year also contributed to Fund performance, as this sector of the fixed income market outperformed most other sectors of the fixed income market.

Despite the Fund's performance attributable to overweights to outperforming sectors, short duration fixed income securities decreased the Fund's total return. Certain of the Fund's managers executed a relatively shorter duration trading strategy with the expectation that interest rates of all maturities would rise during 2004. While Treasury interest rates rose with respect to fixed income investments with maturities of five years and less, the opportunity costs attributable to the difference in yields during the time that money managers favored a shorter duration strategy and the yields that the Fund might have earned under other possible trading strategies more than offset the yield achieved using the shorter duration strategy.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THEY ARE POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

As a rule, investors were rewarded for owning riskier securities over the last 12 months. During the Fund's fiscal year ended October 31, 2004, investors bid-up prices on riskier corporate bonds particularly BBB-rated bonds relative to higher quality corporate issuers. As the gains in the Fund's corporate portfolios increased, the Fund's money managers considered the possibility of a market sell-off in these fixed income markets. As a result of very little yield compensation given for holding riskier sectors, the Fund's money managers reduced the Fund's portfolio weighting in these fixed income markets by both taking profits in the Fund's corporate holdings and in moving to higher quality fixed income instruments that are less susceptible to a sell-off.

As investors would expect, interest rates impacted the fixed income markets during 2004. The interest rate environment was quite volatile. Although the five-year U.S. Treasury Note started and ended at close to the same level, 3.30% and 3.28%, respectively, five-year bond yields ranged from 2.6% to 4.1%. As rates fell to new lows of 2.54% on the five-year Treasury, the Fund's money managers moved more defensively in March by selling longer bonds which are more sensitive to rising rates. This positioned the Fund's money managers to benefit from the rise in interest rates in April as measured by five-year yields moving up to over 4% in June. Despite this strategy, the overall defensiveness of the portfolio detracted slightly from results due to the fact that throughout the year managers were generally defensive in their interest rate positioning. As the year ended, the Fund's money managers were neutral with respect to their duration positioning relative to the benchmark.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MONEY MANAGER LINE-UP?

On March 1, 2004, the Fund's investment objective was changed. The Fund's investment objective prior to March 1, 2004 was to provide effective diversification against equities and a stable level of cash flow by investing in fixed income securities. The change to the investment objective did not affect materially the manner in which the Fund is managed.

The Fund did not hire any new money managers during the fiscal year ended October 31, 2004. However, one of its money managers, TimesSquare Capital Management, Inc. ("TimesSquare"), underwent an internal organizational change that resulted in its parent company exiting the institutional asset management business. TimesSquare's fixed income managers moved to Bear Stearns Asset Management Inc. ("Bear Stearns") as a result of its purchase of TimesSquare. There is no impact on the fund, and the allocation to this manager remains the same.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE MULTI-MANAGER FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

All three of the Fund's money managers, Bear Stearns Asset Management ("Bear Stearns"), Pacific Investment Management

                                                         Fixed Income I Fund  63

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

Company, Inc. ("PIMCO"), and Lincoln Capital Fixed Income ("Lincoln"), performed well over the period. As discussed above, Bear Stearns outperformed due to its overweighting of its portion of the Fund's portfolio in corporate bonds primarily throughout the fiscal year. Unfortunately, Bear Stearn's performance in the Fund's corporate bond portfolio was dampened by its defensive positioning of its portion of the Fund's portfolio in response to a forecast for rising interest rates. Despite being relatively neutral or underweight to most of the investment grade sectors of the fixed income markets, PIMCO made solid contributions to the Fund's total return. PIMCO's macro views led them to take positions in non-US dollar denominated bonds and a slight allocation to Treasury Inflation Protected Securities. Lincoln's security selection processes contributed to the Fund's total return as a result of its investments in the corporate and asset-backed fixed income markets.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR BOND SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

It was a difficult environment for active fixed income managers. The underperformance of the Fund's Lipper peer group relative to the Lehman Brothers U.S. Aggregate Bond Index exemplifies this difficulty. Many independent surveys reveal that fixed income investors were anticipating rising interest rates and were positioned defensively for such an increase, which reduced returns for the fiscal year ended October 31, 2004. In addition, interest rate volatility as indicated by the range of yields on the 10-year U.S. Treasury Note from 3.7% to 4.8% during the Fund's fiscal year exacerbated the difficulties in fixed income fund profitability. However, as discussed above, managers in the peer group whose fixed income portfolios were overweight in corporate fixed income investments were rewarded in this environment.

Money Managers as of October 31, 2004                                Styles


Bear Stearns Asset Management Inc.          Sector Rotation
Lincoln Capital Fixed Income Management
   Company                                  Enhanced Core
Pacific Investment Management Company
   LLC                                      Sector Rotation

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of Frank Russell Investment Management Company (FRIMCo), or any other person in FRIMCo or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and FRIMCo disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for a Frank Russell Investment Company (FRIC) Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any FRIC Fund.

                              --------------------

*     Fixed Income I Fund Class I assumes initial investment on November 1,
      1994.

** Lehman Brothers Aggregate Bond Index is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

++ Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.

++++ Fixed Income I Fund Class I performance has been linked with Class E to provide historical perspective. From May 14, 1999 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++++Fixed Income I Fund Class I performance has been linked with Class Y to provide historical perspective. From March 29, 2000 (commencement of sale) through the current period, Class Y administrative fees were reduced. Total return would have been higher had this level of fees been in effect during prior reporting periods.

sec.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 64  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SHAREHOLDER EXPENSE EXAMPLE -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS ANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
                               PERFORMANCE      BEFORE EXPENSES)
         CLASS E              --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,015.24      $     1,021.68
Expenses Paid During
Period*                       $         3.34      $         3.35

* Expenses are equal to the Fund's annualized expense ratio of 0.66%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
                               PERFORMANCE      BEFORE EXPENSES)
         CLASS I              --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,016.64      $     1,023.04
Expenses Paid During
Period*                       $         1.98      $         1.98

* Expenses are equal to the Fund's annualized expense ratio of 0.39%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
                               PERFORMANCE      BEFORE EXPENSES)
         CLASS Y              --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,017.02      $     1,023.29
Expenses Paid During
Period*                       $         1.72      $         1.73

* Expenses are equal to the Fund's annualized expense ratio of 0.34%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                         Fixed Income I Fund  65

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 93.9%
Asset-Backed Securities - 8.7%
ABSC Manufactured Housing Contract (p)
   Series 2004-OK1 Class A4
   5.019% due 04/16/30                                    845             635
ABSC NIMs Trust
   Series 2004-HE1 Class A
   7.000% due 01/17/34                                    358             358
ABSC NIMs Trust (p)
   Series 2003-HE7 Class A
   7.000% due 12/15/33                                    384             386
   Series 2004-HE5 Class A1
   5.000% due 08/27/34                                    287             287
American Airlines, Inc.
   7.858% due 10/01/11                                    325             329
Ameriquest Mortgage Securities, Inc. (E)
   Series 2004-IA1 Class A1
   2.183% due 09/25/34                                  1,851           1,852
Amortizing Residential Collateral Trust (E)
   Series 2002-BC5 Class A
   2.253% due 07/25/32                                    106             106
Asset Backed Funding Corp. NIM Trust (p)
   Series 2003-OPT1 Class NOTE
   6.900% due 07/26/33                                    167             167
Capital One Multi-Asset Execution Trust
   Series 2004-C1 Class C1
   3.400% due 11/16/09                                  1,040           1,037
Capital One Prime Auto Receivables Trust
   Series 2003-2 Class B
   2.460% due 06/15/10                                    899             894
Capital One Prime Auto Receivables Trust (E)
   Series 2004-1 Class A4
   1.940% due 08/17/09                                  1,340           1,341
Carmax Auto Owner Trust
   Series 2003-2 Class C
   2.750% due 10/15/10                                    465             462
Centex Home Equity (E)
   Series 2003-A Class AV1
   2.213% due 03/25/33                                    361             362
Chase Credit Card Master Trust (E)
   Series 2002-2 Class A
   1.920% due 7/16/07                                   1,735           1,735
Chase Funding Mortgage Loan Asset-Backed
   Certificates (E)
   Series 2002-2 Class 2A1
   2.183% due 05/25/32                                    852             852
   Series 2003-4 Class 1A1
   2.053% due 09/25/17                                    343             343
   Series 2004-1 Class 1A1
   2.043% due 11/25/18                                    571             571
Chase Funding Net Interest Margin (p)
   Series 2003-3A Class NOTE
   6.875% due 06/27/36                                     28              28
   Series 2003-5A Class NOTE
   5.750% due 11/27/34                                     50              50
   Series 2003-C1A Class NOTE
   6.750% due 03/27/36                                    125             126
Chesapeake Funding LLC (E)
   Series 2002-1 Class A1
   2.040% due 06/07/07                                    133             133
Citibank Credit Card Issuance Trust
   Series 2003-C4 Class C4
   5.000% due 06/10/15                                  1,875           1,872
Citifinancial Mortgage Securities, Inc. (E)
   Series 2003-4 Class AF1
   2.103% due 10/25/33                                    451             451
Collegiate Funding Services Education Loan Trust
   I (E)
   1.850% due 03/28/12                                    377             377

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-B Class A1
   1.686% due 09/30/13                                  1,009           1,009
Continental Airlines, Inc.
   6.900% due 01/02/18                                  1,103           1,064
   6.545% due 02/02/19                                    351             340
Countrywide Asset-Backed Certificates
   Series 2004-7 Class AF2
   3.324% due 12/25/23                                    555             555
Countrywide Asset-Backed Certificates (E)
   Series 2001-BC3 Class A
   2.173% due 12/25/31                                    230             230
   Series 2003-5 Class AF1B
   2.113% due 08/25/22                                    470             470
   Series 2003-BC2 Class 2A1
   2.233% due 06/25/33                                    270             271
   Series 2003-BC4 Class 2A2
   2.253% due 09/25/33                                    713             714

 66  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-S2 Class A1
   2.103% due 12/25/18                                    565             565
   Series 2004-7 Class 2AV1
   2.083% due 12/25/22                                  1,061           1,061
Countrywide Asset-Backed Certificates (p)
   Series 2003-5NF Class NF
   6.750% due 02/25/34                                    168             169
Credit-Based Asset Servicing and Securitization
   (E)
   Series 2004-CB6 Class AF1
   2.123% due 07/25/35                                    883             883
Equifirst Mortgage Loan Trust (E)
   Series 2003-2 Class 3A3
   2.470% due 09/25/33                                  1,534           1,532
   Series 2004-1 Class 2A1
   2.033% due 01/25/34                                    816             816
Equity One ABS, Inc. (E)
   Series 2004-2 Class AF1
   2.043% due 07/25/34                                    950             950
Fannie Mae
   Series 1992-158 Class ZZ
   7.750% due 08/25/22                                    602             651
Fannie Mae Grantor Trust (E)
   Series 2002-T13 Class A1
   2.033% due 08/25/32                                     17              17
   Series 2002-T5 Class A1
   2.053% due 05/25/32                                  1,591           1,593
   Series 2004-T4 Class A1
   2.013% due 06/25/17                                  1,714           1,714
Fannie Mae Whole Loan (E)
   Series 2002-W2 Class AV1
   2.063% due 06/25/32                                    779             779
   Series 2003-W16 Class AV1
   2.083% due 11/25/33                                    858             858
FHA Proj Citi 68 NP
   7.430% due 06/27/21                                    271             278
First Franklin NIM Trust (p)
   Series 2004-FFH1 Class N1
   3.967% due 04/25/34                                  1,384           1,384
   Series 2004-FFH2 Class N1
   4.212% due 03/25/34                                    496             496
   Series 2004-FFH2 Class N2
   7.385% due 03/25/34                                    285             285
First National Master Note Trust (E)
   Series 2003-1 Class A
   1.970% due 08/15/08                                    660             661
First USA Credit Card Master Trust (E)
   Series 1998-4 Class A
   2.009% due 03/18/08                                    765             766
Ford Credit Auto Owner Trust (E)
   Series 2002-A Class A3B
   1.990% due 01/15/06                                    115             115
Ford Credit Floorplan Master Owner Trust (E)
   Series 2004-1 Class A
   1.910% due 07/15/09                                  1,795           1,795
Freddie Mac
   Series 1998-2104 Class ZM
   6.000% due 12/15/28                                  1,245           1,296
Fremont NIM Trust (p)
   Series 2004-B Class NOTE
   4.703% due 05/25/34                                    379             378
GMAC Mortgage Corp. Loan Trust (E)
   Series 1999-1 Class A
   2.179% due 06/18/27                                    880             881
   Series 2004-HE1 Class A1

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   2.013% due 06/25/34                                  1,130           1,130
Green Tree Financial Corp.
   Series 1995-5 Class M1
   7.650% due 09/15/26                                  1,065           1,144
GSAMP Trust (E)
   Series 2003-AHL Class A2A
   2.133% due 10/25/33                                    726             727
   Series 2004-SEA1 Class A1A
   2.123% due 10/25/33                                  1,054           1,054
GSAMP Trust (p)
   Series 2004-FM1N Class NOTE
   5.250% due 11/25/33                                    368             368
HFC Home Equity Loan Asset Backed Certificates
   (E)
   Series 2001-1 Class A
   2.200% due 01/20/31                                    230             230
   Series 2003-1 Class A
   2.260% due 10/20/32                                    509             509
Home Equity Mortgage Trust (E)
   Series 2004-4 Class A2
   2.083% due 12/25/34                                    830             830
Long Beach Asset Holdings Corp. (p)
   Series 2003-2 Class N1
   7.627% due 06/25/33                                     46              46
   Series 2003-4 Class N1
   6.535% due 08/25/33                                     65              65
Long Beach Mortgage Loan Trust (E)
   Series 2003-1 Class A2
   2.333% due 03/25/33                                    387             387

                                                         Fixed Income I Fund  67

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-1 Class A4
   2.063% due 02/25/34                                  1,065           1,065
MASTR Asset Backed Securities Trust (E)
   Series 2004-OPT1 Class A3
   2.193% due 02/25/34                                    624             624
MBNA Credit Card Master Note Trust
   Series 2002-C1 Class C1
   6.800% due 07/15/14                                  1,375           1,533
MBNA Master Credit Card Trust USA (E)
   Series 2000-C Class A
   2.030% due 07/15/07                                    390             390
Merrill Lynch Mortgage Investors, Inc. (E)
   Series 2002-NC1 Class A1
   2.253% due 05/25/33                                    218             219
   Series 2003-WMC1 Class A2
   2.293% due 11/25/33                                    477             477
   Series 2003-WMC2 Class A2
   2.273% due 02/25/34                                    650             651
   Series 2004-WMC1 Class A2
   2.233% due 10/25/34                                  1,030           1,030
Merrill Lynch Mortgage Investors, Inc. (p)
   Series 2003-OP1N Class N1
   7.250% due 09/25/34                                    228             229
   Series 2004-WM1N Class N1
   4.500% due 10/25/34                                    367             366
Morgan Stanley ABS Capital I (E)
   Series 2003-NC10 Class A2
   2.133% due 10/25/33                                    478             478
   Series 2003-NC5 Class A2
   2.213% due 04/25/33                                    412             412
   Series 2004-HE1 Class A3
   2.093% due 01/25/34                                    999             999
   Series 2004-HE2 Class A3
   2.063% due 03/25/34                                  1,273           1,273
Morgan Stanley Dean Witter Capital I (E)
   Series 2003-NC4 Class A2
   2.303% due 04/25/33                                    334             335
Navistar Financial Corp. Owner Trust (E)
   Series 2003-B Class A3
   2.070% due 04/15/08                                    840             840
Nelnet Student Loan Trust (E)
   Series 2004-4 Class A2
   2.047% due 04/25/16                                  2,800           2,799
North Carolina State Education Assistance
   Authority (E)
   Series 2000-2000 Class G
   1.950% due 06/01/09                                     97              97
Northstar Education Finance, Inc. (E)
   Series 2004-1 Class A1
   1.712% due 01/28/11                                    945             945
Novastar NIM Trust (p)
   Series 2004-N1 Class NOTE
   4.458% due 02/25/34                                    445             445
   Series 2004-N2 Class NOTE
   4.458% due 06/26/34                                    547             545
Option One Mortgage Loan Trust (E)
   Series 2001-4 Class A
   2.233% due 01/25/32                                    328             329
   Series 2002-2 Class A
   2.203% due 06/25/32                                    387             388
   Series 2003-1 Class A2
   2.353% due 02/25/33                                  1,145           1,149

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-2 Class A2
   2.233% due 04/25/33                                    482             483
Option One Mortgage Securities Corp. NIM Trust
   (E)(p)
   Series 2003-3 Class N
   2.243% due 04/25/10                                    200             200
   Series 2003-6A Class NOTE
   2.160% due 10/26/10                                    371             371
Pacificamerica Home Equity Loan
   Series 1998-2 Class AF
   6.590% due 06/26/28                                     65              66
Renaissance NIM Trust (p)
   Series 2003-D Class NOTE
   6.657% due 03/26/34                                    208             209
   Series 2004-B Class NOTE
   5.193% due 08/26/34                                    479             479
Residential Asset Mortgage Products, Inc.
   Series 2004-RS4 Class AI3
   4.003% due 01/25/30                                    420             419
   Series 2004-RS6 Class AI3
   4.540% due 08/25/28                                    335             339
   Series 2004-RS7 Class AI3
   4.450% due 07/25/28                                    620             624
   Series 2004-RS8 Class AI2
   3.810% due 01/25/26                                    335             337
   Series 2004-RS8 Class AI3
   4.230% due 05/25/29                                    220             223

 68  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc. (E)
   Series 2002-RS5 Class AII
   2.303% due 09/25/32                                    572             573
   Series 2003-RS1 Class AII
   2.323% due 02/25/33                                    910             912
   Series 2003-RS2 Class AII
   2.273% due 03/25/33                                    910             911
   Series 2003-RS3 Class AII
   2.293% due 04/25/33                                    723             723
   Series 2003-RS6 Class AI1
   2.063% due 02/25/21                                    103             103
   Series 2004-RS2 Class AIIB
   2.183% due 02/25/34                                  1,318           1,316
   Series 2004-RS6 Class AI1
   2.083% due 08/25/22                                  1,285           1,285
   Series 2004-RS8 Class AI1
   2.113% due 12/25/23                                  2,126           2,127
   Series 2004-RS8 Class AII1
   2.073% due 05/25/26                                  1,536           1,536
Residential Asset Securities Corp.
   Series 2003-KS11 Class AI3
   3.320% due 02/25/29                                    335             334
   Series 2004-KS8 Class AI2
   3.340% due 10/25/24                                    820             819
Residential Asset Securities Corp. (E)
   Series 2001-KS1 Class AII
   2.168% due 03/25/32                                    330             330
   Series 2002-KS3 Class A1B
   2.183% due 05/25/32                                    778             779
   Series 2003-KS9 Class AI1
   2.093% due 02/25/21                                    347             348
Saxon Asset Securities Trust (E)
   Series 2003-1 Class AV1
   2.243% due 06/25/33                                    837             839
   Series 2004-1 Class A
   2.203% due 03/25/35                                  1,223           1,221
Saxon Net Interest Margin Trust (p)
   Series 2003-A Class A
   6.656% due 08/26/33                                    188             190
Securitized Asset Backed Receivables LLC Trust
   (E)
   Series 2004-OP1 Class A2
   2.183% due 02/25/34                                    699             699
Sharp SP I LLC Net Interest Margin Trust (p)
   Series 2004-FM1N Class N
   6.160% due 09/25/33                                    167             168
   Series 2004-OP1N Class NA
   4.450% due 12/25/33                                    520             520
SLM Student Loan Trust (E)
   Series 2004-10 Class A2
   2.103% due 01/27/14                                  2,190           2,190
   Series 2004-3 Class A1
   2.090% due 10/26/09                                    618             618
   Series 2004-B Class A1
   1.930% due 06/15/18                                  1,777           1,777
Small Business Administration
   7.449% due 08/01/10                                    292             325
Specialty Underwriting & Residential Finance (E)
   Series 2003-BC1 Class A
   2.273% due 01/25/34                                    518             518
   Series 2004-BC2 Class A2
   2.203% due 05/25/35                                    885             885
Structured Asset Securities Corp.
   Series 2004-19XS Class A2
   4.370% due 10/25/34                                    765             760
Structured Asset Securities Corp. (E)
   Series 2003-BC1 Class A
   2.433% due 05/25/32                                    766             766
Tenaska Alabama II Partners, LP (p)
   6.125% due 03/30/23                                    261             275
Triad Auto Receivables Owner Trust (E)
   Series 2003-A Class A3
   2.048% due 07/12/07                                  1,505           1,505
Wachovia Asset Securitization, Inc. (E)
   Series 2003-HE3 Class A
   2.183% due 11/25/33                                    536             535
                                                                 ------------
                                                                       93,075
                                                                 ------------

Corporate Bonds and Notes - 16.8%
Alabama Power Co.
   Series Y
   2.800% due 12/01/06                                    750             747
Amerada Hess Corp.
   7.300% due 08/15/31                                    175             197
American Electric Power Co., Inc. (N)
   Series C
   5.375% due 03/15/10                                     60              64
American General Finance Corp.
   Series MTNH
   4.500% due 11/15/07                                  1,075           1,108

                                                         Fixed Income I Fund  69

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
American RE Corp.
   Series B
   7.450% due 12/15/26                                    510             554
BAE Systems Holdings, Inc. (p)
   6.400% due 12/15/11                                    760             852
Bank of America Corp. (N)
   4.375% due 12/01/10                                  1,895           1,921
Bank One Corp.
   2.625% due 06/30/08                                  1,115           1,079
BankBoston Corp. (N)
   Series B
   8.250% due 12/15/26                                    170             191
Bear Stearns Cos., Inc. (The)
   2.875% due 07/02/08                                    890             868
BellSouth Capital Funding
   7.875% due 02/15/30                                  1,000           1,232
Boeing Capital Corp. (N)
   6.100% due 03/01/11                                    150             165
Boeing Co. (N)
   5.125% due 02/15/13                                    755             784
Bristol-Myers Squibb Co.
   5.750% due 10/01/11                                    860             928
Burlington Northern Santa Fe Corp.
   6.875% due 12/01/27                                     80              90
Cadbury Schweppes US Finance LLC (p)
   3.875% due 10/01/08                                  1,210           1,218
Campbell Soup Co. (N)
   5.875% due 10/01/08                                    165             179
Caterpillar Financial Services Corp. (N)
   4.875% due 06/15/07                                    460             480
CenterPoint Energy Houston Electric LLC
   Series J2
   5.700% due 03/15/13                                    195             208
Cincinnati Gas & Electric
   5.700% due 09/15/12                                    275             294
CIT Group, Inc.
   5.750% due 09/25/07                                    160             170
CIT Group, Inc. (N)
   6.875% due 11/01/09                                     80              90
Citicorp
   7.250% due 10/15/11                                    455             534
Citigroup, Inc.
   5.750% due 05/10/06                                  4,005           4,184
   3.500% due 02/01/08                                    985             989
Citigroup, Inc. (p)
   5.000% due 09/15/14                                  2,995           3,039
Columbus Southern Power Co.
   Series C
   5.500% due 03/01/13                                    105             111

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Comcast Cable Communications (N)
   8.375% due 05/01/07                                    670             749
Comcast Cable Communications Holdings, Inc.
   8.375% due 03/15/13                                  1,520           1,865
   9.455% due 11/15/22                                  2,180           2,992
Comcast Corp.
   5.850% due 01/15/10                                    135             145
Constellation Energy Group, Inc. (N)
   6.125% due 09/01/09                                    380             415
Countrywide Home Loans, Inc.
   3.250% due 05/21/08                                    905             889
   Series MTNH
   6.250% due 04/15/09                                    890             970
   Series MTNK
   5.500% due 02/01/07                                    100             105
Credit Suisse First Boston USA, Inc.
   4.625% due 01/15/08                                    155             160
Credit Suisse First Boston USA, Inc.
   3.875% due 01/15/09                                    785             788
   5.500% due 08/15/13                                     95             100
DaimlerChrysler NA Holding Corp.
   4.050% due 06/04/08                                    855             861
Detroit Edison Co.
   6.125% due 10/01/10                                    135             149
   6.350% due 10/15/32                                    105             115
Devon Energy Corp.
   2.750% due 08/01/06                                    725             722
Devon Financing Corp. ULC
   7.875% due 09/30/31                                    830           1,047
Dominion Resources, Inc.
   4.125% due 02/15/08                                    620             630
   Series B
   6.250% due 06/30/12                                     90              99
Dresdner Funding Trust I (p)
   8.151% due 06/30/31                                    335             409
DTE Energy Co.
   6.450% due 06/01/06                                    475             499
Duke Capital LLC
   4.302% due 05/18/06                                    165             168
Duke Energy Field Services LLC
   7.875% due 08/16/10                                  1,940           2,294
Duke Energy Field Services LLC (N)
   5.750% due 11/15/06                                     50              52
   6.875% due 02/01/11                                     35              40

 70  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
EI Du Pont de Nemours & Co.
   8.250% due 09/15/06                                    795             871
Eli Lilly & Co.
   6.770% due 01/01/36                                    510             604
EOP Operating, LP
   7.000% due 07/15/11                                    850             963
FedEx Corp.
   7.600% due 07/01/97                                    150             177
Fifth Third Bank
   7.750% due 08/15/10                                    450             466
FirstEnergy Corp.
   Series B
   6.450% due 11/15/11                                    410             449
   Series C
   7.375% due 11/15/31                                    205             234
FleetBoston Financial Corp.
   4.875% due 12/01/06                                    890             925
Ford Motor Co.
   6.375% due 02/01/29                                    185             162
Ford Motor Credit Co.
   6.500% due 01/25/07                                  1,900           1,996
   7.875% due 06/15/10                                  2,170           2,408
   7.375% due 02/01/11                                    720             781
FPL Group Capital, Inc.
   6.125% due 05/15/07                                    355             380
General Electric Capital Corp.
   Series MTNA
   4.250% due 12/01/10                                  2,740           2,766
   6.000% due 06/15/12                                  1,765           1,938
General Electric Capital Corp. (N)
   3.250% due 06/15/09                                    900             883
   Series MTNA
   4.750% due 09/15/14                                    170             171
General Electric Co.
   5.000% due 02/01/13                                  2,845           2,949
General Motors Acceptance Corp.
   7.250% due 03/02/11                                  3,330           3,536
   6.875% due 09/15/11                                  1,475           1,535
   7.000% due 02/01/12                                    160             168
   8.000% due 11/01/31                                  2,085           2,158
General Motors Acceptance Corp. (N)
   6.125% due 09/15/06                                  1,780           1,848
General Motors Corp. (N)
   8.375% due 07/15/33                                    755             786
Golden West Financial Corp.
   4.125% due 08/15/07                                    270             277
Goldman Sachs Group, Inc.
   7.350% due 10/01/09                                    745             857
   6.875% due 01/15/11                                    480             546
   4.750% due 07/15/13                                    995             986
   6.345% due 02/15/34                                  2,360           2,405

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Historic TW, Inc.
   8.050% due 01/15/16                                    460             552
   6.950% due 01/15/28                                    955           1,049
Historic TW, Inc. (N)
   9.125% due 01/15/13                                     70              90
HJ Heinz Finance Co.
   6.750% due 03/15/32                                    145             169
Household Finance Corp.
   5.750% due 01/30/07                                  1,330           1,406
   4.750% due 05/15/09                                  3,715           3,855
   7.000% due 05/15/12                                  1,745           2,016
   6.375% due 11/27/12                                    265             296
HVB Funding Trust I (p)
   8.741% due 06/30/31                                    315             399
International Lease Finance Corp.
   6.375% due 03/15/09                                    250             273
   Series MTNO
   4.375% due 11/01/09                                  1,365           1,368
   Series MTNP
   3.125% due 05/03/07                                  1,170           1,164
International Paper Co.
   5.500% due 01/15/14                                    280             289
ITT Industries, Inc.
   7.400% due 11/15/25                                    210             245
JP Morgan & Co., Inc.
   Series MTNA
   6.000% due 01/15/09                                    260             281
JPMorgan Chase & Co.
   5.350% due 03/01/07                                    390             409
JPMorgan Chase & Co. (N)
   6.750% due 02/01/11                                  1,160           1,309
   5.125% due 09/15/14                                  6,825           6,935
Kellogg Co.
   Series B
   6.600% due 04/01/11                                    705             799
Kerr-McGee Corp.
   6.875% due 09/15/11                                    500             568
Kerr-McGee Corp. (N)
   7.875% due 09/15/31                                    900           1,100
Keycorp
   7.500% due 06/15/06                                    875             941
Kinder Morgan, Inc.
   6.500% due 09/01/12                                    555             615
Kraft Foods, Inc.
   4.000% due 10/01/08                                  1,605           1,623
   5.625% due 11/01/11                                    880             938

                                                         Fixed Income I Fund  71

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kroger Co. (The) (N)
   7.500% due 04/01/31                                     65              76
Legg Mason, Inc.
   6.750% due 07/02/08                                    405             447
Lehman Brothers Holdings, Inc.
   6.625% due 01/18/12                                    300             338
Liberty Media Corp.
   3.500% due 09/25/06                                    925             926
Liberty Property-LP
   7.250% due 03/15/11                                    410             470
Lockheed Martin Corp.
   8.500% due 12/01/29                                    330             443
Ltd Brands (N)
   5.250% due 11/01/14                                    935             934
Manufacturers & Traders Trust Co.
   8.000% due 10/01/10                                    495             595
May Department Stores Co. (The) (p)
   4.800% due 07/15/09                                    845             866
   6.650% due 07/15/24                                  1,210           1,265
May Department Stores Co. (The) (p)
   5.750% due 07/15/14                                    185             191
Merrill Lynch & Co., Inc. (N)
   Series MTNB
   3.125% due 07/15/08                                  1,125           1,107
   Series MTNC
   4.125% due 09/10/09                                  3,420           3,443
Miller Brewing Co. (p)
   4.250% due 08/15/08                                  1,365           1,393
   5.500% due 08/15/13                                    250             262
Monumental Global Funding II (p)
   3.850% due 03/03/08                                    320             327
Morgan Stanley
   3.875% due 01/15/09                                    940             945
   6.750% due 04/15/11                                    345             392
Morgan Stanley (N)
   4.750% due 04/01/14                                  2,220           2,175
Natexis Ambs Co. LLC (p)(f)
   8.440% due 12/29/49                                    300             345
National Rural Utilities Cooperative Finance
   Corp.
   5.750% due 08/28/09                                  1,155           1,247
NB Capital Trust IV
   8.250% due 04/15/27                                    180             203
News America Holdings
   7.750% due 12/01/45                                     55              67
   7.900% due 12/01/95                                    250             297
   8.250% due 10/17/96                                     50              62
News America, Inc.
   6.750% due 01/09/38                                     45              51

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nisource Finance Corp.
   7.875% due 11/15/10                                    265             315
Norfolk Southern Corp.
   6.200% due 04/15/09                                    875             958
   7.050% due 05/01/37                                    355             409
   7.900% due 05/15/97                                    135             171
Northern States Power Co.
   Series B
   8.000% due 08/28/12                                  1,060           1,308
Occidental Petroleum Corp.
   9.250% due 08/01/19                                    215             299
Ohio Power Co.
   Series F
   5.500% due 02/15/13                                     45              48
Pacific Gas & Electric Co.
   3.600% due 03/01/09                                     50              50
   4.200% due 03/01/11                                    115             114
   6.050% due 03/01/34                                    150             154
Pacific Gas & Electric Co. (E)
   2.860% due 04/03/06                                  1,100           1,101
Pacificorp
   4.300% due 09/15/08                                    995           1,012
Pemex Project Funding Master Trust
   7.375% due 12/15/14                                    600             665
   8.625% due 02/01/22                                    100             116
PNC Funding Corp.
   7.500% due 11/01/09                                    445             514
Principal Life Income Funding Trusts
   5.100% due 04/15/14                                  1,450           1,472
Progress Energy, Inc.
   5.850% due 10/30/08                                  1,030           1,101
   7.100% due 03/01/11                                  1,135           1,287
   7.000% due 10/30/31                                    175             191
Progress Energy, Inc.
   7.750% due 03/01/31                                     95             113
Prudential Financial, Inc.
   Series MTNB
   5.100% due 09/20/14                                  1,265           1,268
Raytheon Co.
   6.750% due 08/15/07                                    975           1,065
RBS Capital Trust I (f)
   5.512% due 09/29/49                                    450             461
Safeway, Inc.
   7.250% due 02/01/31                                     45              51
SBC Communications, Inc.
   4.125% due 09/15/09                                  3,700           3,718
   5.100% due 09/15/14                                    145             146
   6.450% due 06/15/34                                  2,540           2,670

 72  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Simon Property Group, LP
   4.875% due 03/18/10                                    600             613
Simon Property Group, LP (p)
   4.875% due 08/15/10                                  1,145           1,168
Southern California Edison Co.
   8.000% due 02/15/07                                  1,195           1,321
Sovereign Bank
   5.125% due 03/15/13                                    400             404
Sprint Capital Corp.
   8.375% due 03/15/12                                     85             104
   6.875% due 11/15/28                                    420             451
   8.750% due 03/15/32                                  3,660           4,796
Sprint Capital Corp. (N)
   6.125% due 11/15/08                                  1,055           1,143
SunTrust Banks, Inc.
   6.000% due 02/15/26                                    100             106
SunTrust Banks, Inc.
   6.250% due 06/01/08                                    160             175
Tele-Communications-TCI Group
   9.800% due 02/01/12                                    385             496
   7.875% due 08/01/13                                    605             715
Time Warner Entertainment Co., LP
   Series *
   8.375% due 07/15/33                                  1,305           1,642
Time Warner, Inc.
   6.750% due 04/15/11                                    875             985
   7.625% due 04/15/31                                  1,840           2,180
Travelers Property Casualty Corp.
   5.000% due 03/15/13                                    180             179
TXU Electric Delivery Co.
   6.375% due 05/01/12                                     25              28
TXU Electric Delivery Co.
   7.250% due 01/15/33                                    215             258
Unilever Capital Corp.
   5.900% due 11/15/32                                    330             347
Univision Communications, Inc.
   3.500% due 10/15/07                                    915             911
US Bancorp
   Series MTNN
   3.125% due 03/15/08                                  1,700           1,686
US Bank NA
   5.700% due 12/15/08                                     70              75
Series BKNT
   5.625% due 11/30/05                                    560             578
Verizon Florida, Inc.
   Series F
   6.125% due 01/15/13                                    165             178
Verizon Global Funding Corp.
   7.750% due 12/01/30                                  2,070           2,540
Verizon Maryland, Inc.
   Series A
   6.125% due 03/01/12                                  1,335           1,453

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Verizon Wireless Capital LLC
   5.375% due 12/15/06                                    405             424
Viacom, Inc.
   7.700% due 07/30/10                                    600             705
   6.625% due 05/15/11                                  1,360           1,533
Virginia Electric and Power Co.
   Series A
   5.750% due 03/31/06                                    500             520
   5.375% due 02/01/07                                  1,300           1,360
Wachovia Corp.
   5.250% due 08/01/14                                  3,230           3,337
   6.550% due 10/15/35                                    370             418
Washington Mutual Bank FA
   5.650% due 08/15/14                                  1,390           1,450
Wells Fargo & Co.
   4.950% due 10/16/13                                    215             220
Weyerhaeuser Co.
   6.125% due 03/15/07                                  1,265           1,348
   6.750% due 03/15/12                                    115             130
Wyeth
   5.500% due 03/15/13                                     85              87
   5.500% due 02/01/14                                     55              56
Yum! Brands, Inc.
   8.875% due 04/15/11                                    130             162
Zurich Capital Trust I (p)
   8.376% due 06/01/37                                  1,690           1,916
                                                                 ------------
                                                                      179,295
                                                                 ------------

International Debt - 4.8%
Abbey National PLC (Step Up, 06/15/08, 7.750%)
   (f)
   6.700% due 06/29/49                                    720             789
Anthracite CDO I, Ltd. (p)
   Series 2004-1A Class DFX
   5.060% due 03/23/39                                    665             666
Argent NIM Trust (p)
   Series 2004-WN2 Class A
   4.550% due 04/25/34                                    236             236
   Series 2004-WN4 Class A
   4.459% due 03/25/34                                    254             253
AXA
   8.600% due 12/15/30                                    575             750
Banque Centrale de Tunisie
   8.250% due 09/19/27                                    550             646

                                                         Fixed Income I Fund  73

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
British Sky Broadcasting PLC
   8.200% due 07/15/09                                    290             340
British Telecommunications PLC
   8.875% due 12/15/30                                     90             120
Chalet Finance PLC (E)(p)
   Series 2003-2A Class A1
   1.960% due 11/26/13                                  1,190           1,191
Chile Government International Bond
   5.625% due 07/23/07                                    420             443
Conoco Funding Co.
   6.350% due 10/15/11                                    760             854
Credit-Based Asset Servicing and Securitization
   CBO, Ltd. (E)(p)
   Series 2004-9A Class A1
   2.405% due 04/08/39                                  2,343           2,343
Crest, Ltd. (p)
   Series 2003-2A Class C2
   5.709% due 12/28/38                                  1,710           1,778
Deutsche Telekom International Finance BV
   8.500% due 06/15/10                                    920           1,108
   8.750% due 06/15/30                                  2,935           3,873
Diageo Finance BV
   3.000% due 12/15/06                                    955             955
Domtar, Inc.
   7.875% due 10/15/11                                  1,925           2,235
EnCana Corp.
   6.500% due 08/15/34                                     85              93
Export-Import Bank Of Korea (p)
   4.125% due 02/10/09                                    280             283
First Franklin NIM Trust (p)
   Series 2004-FF5 Class N1
   4.212% due 04/25/34                                    342             342
France Telecom SA
   7.950% due 03/01/06                                    340             362
   8.500% due 03/01/11                                    650             781
   9.250% due 03/01/31                                    215             290
G-Force CDO, Ltd. (p)
   Series 2003-1A Class CFX
   5.700% due 12/25/38                                    765             788
Granite Mortgages PLC (E)
   Series 2004-3 Class 1A3
   2.015% due 09/20/44                                  3,560           3,558
Intelsat, Ltd.
   6.500% due 11/01/13                                    435             373
Interstar Millennium Trust (E)
   Series 2003-5G Class A2
   2.329% due 01/20/36                                  1,423           1,425
Korea Development Bank
   4.250% due 11/13/07                                    930             951
Korea Electric Power Corp. (p)
   5.125% due 04/23/34                                    140             143
Medallion Trust (E)
   Series 2003-1G Class A
   2.100% due 12/21/33                                    963             964
   Series 2004-1G Class A1
   1.880% due 05/25/35                                  1,367           1,367

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mexico Government International Bond
   8.375% due 01/14/11                                  2,070           2,443
   8.125% due 12/30/19                                    900           1,054
   8.300% due 08/15/31                                    520             601
   7.500% due 04/08/33                                  1,472           1,569
Mizuho Financial Group Cayman, Ltd. (p)
   5.790% due 04/15/14                                    280             291
Mound Financing PLC (E)(p)
   Series 2001-2A Class A2
   1.910% due 11/08/07                                  1,935           1,932
Newcastle CDO I, Ltd. (p)
   Series 2004-4A Class 3FX
   5.110% due 03/24/39                                    845             832
Paragon Mortgages PLC (E)(p)
   Series 2004-7A Class A1A
   1.765% due 05/15/34                                    785             785
Permanent Financing PLC (E)
   Series 2003-3 Class 2A
   1.973% due 09/10/10                                  1,580           1,580
   Series 2004-4 Class 2A
   1.933% due 03/10/09                                  1,935           1,932
Petroleos Mexicanos (N)
   9.500% due 09/15/27                                     80              99
Province of Quebec
   7.500% due 07/15/23                                    435             556
Royal Bank of Scotland Group PLC (f)
   Series 1
   9.118% due 03/31/10                                    200             246
Royal KPN NV
   8.000% due 10/01/10                                    195             233
Santander Financial Issuances
   6.375% due 02/15/11                                    120             134
Sanwa Finance Aruba AEC
   8.350% due 07/15/09                                    350             412
Systems 2001 AT LLC (p)
   7.156% due 12/15/11                                    349             377
Telecom Italia Capital SA
   5.250% due 11/15/13                                    495             507
   6.375% due 11/15/33                                    160             166

 74  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Telecom Italia Capital SA (p)
   4.950% due 09/30/14                                    805             799
   6.000% due 09/30/34                                  2,785           2,737
Telefonos de Mexico SA de CV
   4.500% due 11/19/08                                    700             706
TPSA Finance BV (p)
   7.750% due 12/10/08                                     --              --
Vodafone Group PLC
   7.750% due 02/15/10                                    375             441
Wells Fargo Home Equity Trust (p)
   Series 2004-2N Class N1
   4.450% due 09/26/34                                    333             333
                                                                 ------------
                                                                       51,065
                                                                 ------------

Mortgage-Backed Securities - 36.8%
Arcap Reit, Inc. (p)(o)
   Series 2004-RR3 Class B
   5.040% due 09/21/45                                    420             426
Banc of America Commercial Mortgage, Inc.
   Series 2004-3 Class A3
   4.875% due 06/10/39                                    850             884
   Series 2004-4 Class A3
   4.128% due 07/10/42                                    580             585
Bank of America Mortgage Securities
   Series 2004-1 Class 5A1
   6.500% due 09/25/33                                     93              95
   Series 2004-2 Class 5A1
   6.500% due 10/25/31                                    323             327
Bear Stearns Commercial Mortgage Securities
   Series 2004-PWR5 Class A3
   4.565% due 07/11/42                                  1,035           1,053
Commercial Mortgage Acceptance Corp.
   Series 1998-C2 Class A2
   6.030% due 09/15/30                                  1,205           1,281
Countrywide Alternative Loan Trust
   Series 2004-J7 Class 1A2
   4.673% due 08/25/34                                    800             802
Countrywide Home Loan Mortgage Pass Through
   Trust (E)
   Series 2003-42 Class 2A1
   1.970% due 10/25/33                                    504             503
   Series 2004-7 Class 5A2
   2.203% due 05/25/34                                    680             676
CS First Boston Mortgage Securities Corp.
   Series 2002-18 Class 1AIO
   Interest Only
   7.500% due 06/25/32                                  1,195              --
   Series 2004-C3 Class A5
   5.113% due 07/15/36                                  1,635           1,680
Fannie Mae
   15 Year TBA (I)
   4.000%                                               6,540           6,419
   4.500%                                               7,325           7,343
   5.000%                                              40,685          41,510
   5.500%                                               5,155           5,337

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   30 Year TBA (I)
   4.500%                                               4,900           4,756
   5.000%                                               4,910           4,892
   5.500%                                              16,460          16,757
   6.000%                                              28,020          29,032
   6.500%                                               5,370           5,645
   8.000% due 2006                                          1               1
   7.200% due 2007                                        917             989
   7.000% due 2011                                         19              20
   8.000% due 2011                                         12              13
   5.500% due 2013                                         24              25
   6.500% due 2013                                         93              98
   6.500% due 2015                                         57              61
   7.000% due 2015                                         19              20
   6.000% due 2016                                        554             582
   6.500% due 2016                                         50              53
   5.500% due 2017                                        346             359
   6.000% due 2017                                      8,373           8,790
   6.500% due 2017                                        670             711
   7.500% due 2017                                          2               2
   9.000% due 2017                                          5               5
   4.500% due 2018                                      8,785           8,832
   5.000% due 2018                                      6,082           6,216
   5.500% due 2018                                      4,615           4,788
   6.000% due 2018                                        407             427
   6.500% due 2018                                        678             717
   8.500% due 2018                                         12              13
   4.500% due 2019                                        910             914
   5.000% due 2019                                      6,679           6,826
   6.500% due 2019                                        324             342
   6.500% due 2020                                        117             123
   7.500% due 2022                                          1               1
   7.500% due 2023                                          6               7
   7.500% due 2024                                        200             216
   8.000% due 2024                                        267             292
   8.500% due 2024                                         42              46

                                                         Fixed Income I Fund  75

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   9.000% due 2024                                         10              11
   7.000% due 2025                                         52              55
   7.500% due 2025                                         49              53
   8.000% due 2025                                          8               9
   8.500% due 2025                                         54              60
   7.000% due 2026                                         49              53
   7.500% due 2026                                          7               8
   9.000% due 2026                                          9              10
   7.000% due 2027                                         14              15
   7.500% due 2027                                         11              12
   9.000% due 2027                                          2               3
   6.500% due 2028                                      1,043           1,100
   7.500% due 2028                                         36              38
   6.500% due 2029                                      2,027           2,137
   7.000% due 2029                                        322             342
   7.500% due 2029                                        184             197
   6.500% due 2030                                         19              20
   7.500% due 2030                                          2               2
   8.000% due 2030                                        390             424
   6.500% due 2031                                        348             366
   7.500% due 2031                                        414             443
   8.000% due 2031                                        407             443
   6.500% due 2032                                      4,411           4,646
   7.000% due 2032                                      3,770           4,003
   7.500% due 2032                                      1,087           1,165
   8.000% due 2032                                         20              22
   4.500% due 2033                                      1,720           1,673
   5.000% due 2033                                      1,959           1,959
   5.500% due 2033                                     16,788          17,128
   6.000% due 2033                                         34              35
   6.500% due 2033                                      1,793           1,888
   5.000% due 2034                                     25,414          25,393
   5.500% due 2034                                     13,279          13,542
   6.500% due 2034                                      1,402           1,475
   Series 1993-134 Class H
   6.500% due 08/25/08                                  1,930           2,046
   Series 1997-81 Class PC
   5.000% due 04/18/27                                    114             115
   Series 2004-27 Class JC
   5.000% due 05/25/34                                    721             719
Fannie Mae Grantor Trust
   Series 2001-T6 Class B
   6.088% due 05/25/11                                  2,460           2,714
Fannie Mae Grantor Trust (E)
   Series 2001-T13 Class A1
   2.093% due 03/25/32                                    348             348
Fannie Mae Whole Loan (E)
   Series 2004-W2 Class 5AF
   2.283% due 03/25/44                                  1,315           1,316
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2003-H010 Class A1
   1.582% due 09/15/08                                    904             892
   Series 2004-H017 Class A1
   2.614% due 07/15/11                                  2,061           2,059

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Freddie Mac
   TBA 30 Year Gold (I)
   5.000%                                               2,190           2,183
   5.500%                                              19,565          19,925
   6.000%                                              11,245          11,642
   6.500%                                               1,575           1,655
   7.000% due 2008                                         32              34
   8.000% due 2009                                         15              16
   6.000% due 2010                                         66              69
   7.000% due 2010                                        177             188
   8.000% due 2010                                         36              38
   6.000% due 2011                                        350             368
   7.000% due 2011                                         21              22
   6.000% due 2012                                          7               7
   6.000% due 2013                                         80              83
   12.000% due 2014                                        40              45
   6.000% due 2016                                        779             818
   9.000% due 2016                                        138             153
   12.500% due 2016                                         1               1
   6.000% due 2017                                        698             732
   9.000% due 2017                                          1               1
   4.500% due 2018                                      1,583           1,591
   5.000% due 2018                                      1,072           1,094
   4.500% due 2019                                      1,330           1,335
   5.000% due 2019                                        534             545
   5.500% due 2019                                      4,404           4,564
   7.500% due 2024                                         10              11
   6.500% due 2025                                         33              35
   8.000% due 2025                                         51              55
   9.000% due 2025                                          8               9
   9.000% due 2026                                          1               2
   6.500% due 2027                                          4               4
   8.500% due 2027                                        129             142
   6.500% due 2028                                        384             405
   6.500% due 2029                                        707             745
   7.500% due 2029                                          1               1
   6.500% due 2031                                      1,716           1,806
   7.500% due 2031                                         65              70
   7.000% due 2032                                      1,415           1,504
   7.500% due 2032                                        237             255
   5.000% due 2033                                      3,255           3,255
   4.500% due 2034                                        175             170
   5.000% due 2034                                     11,512          11,492

 76  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   5.500% due 2034                                      2,283           2,328
   6.000% due 2034                                        952             987
   Series 1993-1606 Class I Interest Only
   6.500% due 11/15/08                                    317              24
   Series 2003-2626 Class BK
   4.000% due 02/15/18                                  2,359           2,352
   Series 2003-2632 Class IA
   Interest Only
   5.000% due 06/15/22                                  1,769             139
   Series 2003-2634 Class IO
   Interest Only
   5.000% due 10/15/27                                  1,318             152
   Series 2003-2644 Class IC
   Interest Only
   5.000% due 05/15/22                                  1,405             165
   Series 2004-2777 Class KA
   4.500% due 08/15/29                                  1,938           1,955
Freddie Mac (E)
   3.667% due 07/01/27                                    107             110
   7.827% due 07/01/30                                     16              17
   Series 2000-2266 Class F
   2.320% due 11/15/30                                     34              35
Ginnie Mae I
   TBA 30 Year (I)
   5.000%                                                 745             747
   5.500%                                               1,735           1,775
   6.000%                                               3,610           3,752
   6.500% due 2008                                         16              17
   6.500% due 2009                                         97             103
   6.500% due 2010                                         14              15
   7.000% due 2011                                         20              21
   9.500% due 2016                                          8               9
   8.000% due 2017                                         12              13
   10.500% due 2020                                        90             105
   8.000% due 2022                                         40              44
   8.500% due 2022                                          3               4
   8.500% due 2024                                         28              31
   8.000% due 2025                                         55              61
   8.000% due 2026                                        243             266
   8.000% due 2029                                         99             109
   8.500% due 2029                                         56              62
   7.500% due 2030                                        312             336
   8.000% due 2030                                        249             272
   8.500% due 2030                                         19              20
   7.000% due 2031                                        586             626
   7.500% due 2031                                         67              72
   6.500% due 2032                                        460             488
   7.000% due 2032                                      1,195           1,276
   7.500% due 2032                                        506             547
   5.000% due 2033                                      4,379           4,405
   5.500% due 2033                                      7,674           7,868
   7.000% due 2033                                         50              53
   6.000% due 2034                                      2,422           2,495
Ginnie Mae II
   TBA 30 Year (I)
   5.500%                                                 230             235
   7.500% due 2032                                         69              75
   5.500% due 2034                                        990           1,013

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ginnie Mae II (E)
   4.625% due 2027                                         98              99
   3.375% due 2030                                         87              88
   4.000% due 2030                                        454             461
   3.000% due 2034                                        490             487
GMAC Commercial Mortgage Securities, Inc.
   Series 1999-C2 Class A1
   6.570% due 09/15/33                                    816             835
   Series 2003-C3 Class A4
   5.023% due 04/10/40                                    355             365
GMAC Mortgage Corp. Loan Trust (E)
   Series 2003-AR1 Class A1
   1.971% due 10/19/33                                    344             344
   Series 2003-AR2 Class 2A1
   2.001% due 12/19/33                                    946             946
Government National Mortgage Association
   Series 2002-61 Class A
   3.261% due 12/16/16                                    233             233
   Series 2002-61 Class BA
   4.648% due 03/16/26                                  1,325           1,359
   Series 2004-20 Class C
   4.430% due 04/16/34                                  1,710           1,702
Greenwich Capital Commercial Funding Corp.
   Series 2004-GG1 Class A7
   5.317% due 06/10/36                                  1,400           1,468
GS Mortgage Securities Corp. II
   Series 1998-C1 Class A2
   6.620% due 10/18/30                                  1,465           1,605
   Series 2004-GG2 Class A6
   5.396% due 08/10/38                                  1,390           1,463
Impac CMB Trust (E)
   Series 2004-2 Class A2
   2.183% due 04/25/34                                    500             498
IndyMac Loan Trust (E)(p)
   Series 2003-L1 Class A1
   2.313% due 11/25/08                                    947             947

                                                         Fixed Income I Fund  77

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-L1 Class A1
   2.213% due 07/25/09                                  1,188           1,188
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2004-LN2 Class A1
   4.475% due 07/15/41                                    751             763
LB-UBS Commercial Mortgage Trust
   Series 2001-C3 Class A1
   6.058% due 06/15/20                                    613             654
Mach One Trust Commercial Mortgage-Backed (p)
   Series 2004-1A Class A3
   5.220% due 05/28/40                                  1,350           1,401
Merrill Lynch Mortgage Trust
   Series 2004-MKB1 Class A2
   4.353% due 02/12/42                                    790             806
Morgan Stanley Capital I
   Series 2004-HQ3 Class A2
   4.050% due 01/13/41                                    815             818
   Series 2004-IQ7 Class A4
   5.435% due 06/15/38                                  1,625           1,723
Morgan Stanley Capital I (p)
   Series 2004-RR2 Class A2
   5.450% due 10/28/33                                  1,370           1,444
Morgan Stanley Dean Witter Capital I
   Series 2001-TOP3 Class A3
   6.200% due 07/15/33                                    845             914
Mortgage Capital Funding, Inc.
   Series 1998-MC2 Class A2
   6.423% due 06/18/30                                  2,522           2,723
Nomura Asset Acceptance Corp.
   Series 2004-AP3 Class A3
   4.433% due 11/25/34                                    895             895
Prime Mortgage Trust (E)
   Series 2004-CL1 Class 1A2
   2.333% due 02/25/34                                    224             224
   Series 2004-CL1 Class 2A2
   2.333% due 02/25/19                                     59              59
Salomon Brothers Mortgage Securities VII
   Series 2003-UP2 Class A1
   4.000% due 12/25/18                                    867             857
Small Business Administration
   Series 1999-P10B Class 1
   7.540% due 08/10/09                                    730             810
Small Business Administration Participation
   Certificates
   Series 2003-20I Class 1
   5.130% due 09/01/23                                     95              99
Structured Asset Securities Corp. (E)
   Series 2003-S1 Class A1
   2.093% due 08/25/33                                     48              48
Washington Mutual
   Series 2002-AR4 Class A1
   5.492% due 04/26/32                                    108             110
                                                                 ------------
                                                                      391,116
                                                                 ------------

Municipal Bonds - 0.4%
Energy Northwest Revenue Bonds
   5.500% due 07/01/14                                    200             230
Golden State Tobacco Securitization Corp.
   Revenue Bonds
   6.250% due 06/01/33                                    650             620
Lower Colorado River Authority Revenue Bonds
   5.000% due 05/15/33                                    600             614

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Metropolitan Transportation Authority Revenue
   Bonds
   5.000% due 11/15/32                                    200             206
Michigan State Building Authority Revenue Bonds
   5.250% due 10/15/12                                    100             114
New York City Transitional Finance Authority
   Revenue Bonds
   5.000% due 02/01/31                                    700             717
New York State Dormitory Authority Revenue Bonds
   5.250% due 07/01/11                                    450             502
New York State Environmental Facilities Corp.
   Revenue Bonds
   5.000% due 07/15/33                                    100             103
Tobacco Settlement Financing Corp. Revenue Bonds
   6.125% due 06/01/24                                    150             146
   6.750% due 06/01/39                                    700             686
University of Texas Revenue Bonds
   5.000% due 08/15/33                                    200             205
                                                                 ------------
                                                                        4,143
                                                                 ------------

United States Government Agencies - 6.7%
Fannie Mae
   4.250% due 07/15/07                                    885             913
   Zero coupon due 07/05/14                             3,100           1,965
   6.210% due 08/06/38                                    570             651
Fannie Mae (N)
   6.625% due 10/15/07                                  3,100           3,408

 78  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   2.500% due 06/15/08                                  4,620           4,502
   5.250% due 01/15/09                                  2,875           3,073
   4.250% due 05/15/09                                  3,170           3,263
   4.375% due 03/15/13                                  1,025           1,029
   4.625% due 10/15/13                                  2,880           2,929
   7.250% due 05/15/30                                    260             331
   6.625% due 11/15/30                                    195             232
Federal Home Loan Bank System
   2.500% due 03/13/06                                  2,570           2,568
Federal Home Loan Bank System (N)
   2.625% due 10/16/06                                  3,555           3,544
   5.375% due 02/15/07                                    760             801
   4.500% due 11/15/12                                  1,060           1,080
   5.250% due 06/18/14                                    910             970
Financing Corp. Principal Only STRIP
   0.000% due 04/05/19                                  1,200             570
   0.000% due 09/26/19                                    800             369
Freddie Mac
   5.750% due 01/15/12                                  5,530           6,085
   4.875% due 11/15/13                                    820             848
Freddie Mac (N)
   5.500% due 07/15/06                                  5,665           5,928
   4.875% due 03/15/07                                  6,415           6,705
   3.500% due 09/15/07                                  5,005           5,070
   3.625% due 09/15/08                                  1,030           1,041
   5.750% due 03/15/09                                  5,870           6,408
   4.250% due 07/15/09                                  3,195           3,287
   4.500% due 01/15/13                                    810             822
   6.750% due 03/15/31                                  2,047           2,479
   6.250% due 07/15/32                                     60              69
                                                                 ------------
                                                                       70,940
                                                                 ------------

United States Government Treasuries - 19.8%
United States Treasury Inflation Indexed Bonds
   0.875% due 04/15/10                                  3,301           3,293
   3.500% due 01/15/11                                    327             374
United States Treasury Inflation Indexed Bonds
   (N)
   3.875% due 01/15/09                                  5,546           6,293
   4.250% due 01/15/10                                  1,577           1,848
   3.375% due 01/15/12                                  2,134           2,445
   3.000% due 07/15/12                                  1,370           1,534
   2.000% due 07/15/14                                  2,986           3,089
United States Treasury Note
   3.500% due 08/15/09                                    950             960
   5.000% due 08/15/11                                  1,195           1,291

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   14.000% due 11/15/11                                 1,590           1,952
   8.875% due 02/15/19                                    400             583
United States Treasury Note (N)
   2.250% due 04/30/06                                  1,715           1,711
   6.875% due 05/15/06                                  9,570          10,216
   7.000% due 07/15/06                                 15,255          16,403
   2.375% due 08/15/06                                  8,340           8,325
   2.375% due 08/31/06                                 12,955          12,923
   2.500% due 09/30/06                                  7,000           6,994
   3.125% due 05/15/07                                  6,355           6,420
   4.375% due 05/15/07                                    755             786
   6.625% due 05/15/07                                  1,085           1,189
   6.125% due 08/15/07                                  5,395           5,878
   3.125% due 09/15/08                                    920             923
   3.375% due 12/15/08                                 24,095          24,335
   3.250% due 01/15/09                                  8,995           9,034
   4.000% due 06/15/09                                    310             320
   6.000% due 08/15/09                                  1,045           1,171
   10.375% due 11/15/09                                   460             461
   11.750% due 02/15/10                                 3,165           3,251
   5.750% due 08/15/10                                  1,710           1,912
   5.000% due 02/15/11                                  5,655           6,107
   13.875% due 05/15/11                                 3,365           3,942
   4.875% due 02/15/12                                  2,145           2,299
   4.000% due 11/15/12                                  2,535           2,563
   10.375% due 11/15/12                                 2,840           3,451
   4.250% due 08/15/13                                  5,805           5,934
   4.250% due 11/15/13                                    815             832
   4.750% due 05/15/14                                  1,910           2,020
   9.875% due 11/15/15                                    125             188
   7.500% due 11/15/16                                  2,965           3,841
   8.750% due 05/15/17                                  2,490           3,539
   8.125% due 08/15/19                                  7,310          10,096
   8.125% due 08/15/21                                  4,390           6,145
   7.125% due 02/15/23                                  4,940           6,365
   6.875% due 08/15/25                                  5,810           7,378
   6.000% due 02/15/26                                  2,930           3,382
   6.125% due 11/15/27                                  2,240           2,633
   6.125% due 08/15/29                                  1,085           1,281

                                                         Fixed Income I Fund  79

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United States Treasury Strip Principal Only (N)
   0.000% due 11/15/09                                    125             105
   0.000% due 11/15/21                                  6,570           2,808
                                                                 ------------
                                                                      210,823
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $982,642)                                                     1,000,457
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
OPTIONS PURCHASED - 0.0%
(Number of Contracts)
Euribor Futures
   Dec 2005 92.00 (EUR) Put (48)                       14,122              --
   Dec 2005 93.25 (EUR) Put (8)                         2,386              --
Eurodollar Futures
   Mar 2005 94.25 Put (35)                              8,247              --
   Mar 2005 94.75 Put (139)                            32,926               1
   Jun 2005 94.50 Put (43)                             10,159              --
                                                                 ------------

TOTAL OPTIONS
(cost $2)                                                                   1
                                                                 ------------

                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------
PREFERRED STOCKS - 0.1%

Financial Services - 0.1%
Centaur Funding Corp. (p)                             360,000             472
DG Funding Trust (p)                                       94           1,011
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $1,375)                                                           1,483
                                                                 ------------

SHORT-TERM INVESTMENTS - 18.9%
Altria Group, Inc.
   7.000% due 07/15/05                                  1,100           1,127
ANZ Delaware, Inc. (c)(z)
   1.635% due 11/18/04                                  2,400           2,398
   1.860% due 12/08/04                                    200             200
   1.845% due 12/17/04                                    400             399
ANZ National, Ltd. Commercial Paper (z)
   2.040% due 01/27/05                                  1,200           1,193

-----------------------------------------------------------------------------
                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
                                                 ------------
ASB Bank Ltd. (c)(z)
   1.730% due 12/03/04                                  4,500           4,493
ASIF II
   1.200% due 01/26/05                           JPY  166,000           1,572
Bank of Ireland Governor & Co. (c)(z)
   1.785% due 12/08/04                                  2,700           2,695
Barclays US Funding, LLC (c)(z)
   1.750% due 11/15/04                                    400             399
   1.800% due 12/08/04                                  4,500           4,497
Bundesschatzanweisungen (c)
   3.000% due 12/10/04                           EUR    5,060           6,478
CDC Commercial (c)(z)
   1.670% due 11/23/04                                  3,600           3,596
Citibank New York Commercial Paper (c)(z)
   1.660% due 11/23/04                                  3,200           3,200
DaimlerChrysler NA Holding Corp.
   7.400% due 01/20/05                                  1,600           1,617
Danske Corp. Discount Note (c)(z)
   1.655% due 11/22/04                                    100             100
Dexia Delaware (c)(z)
   1.810% due 12/13/04                                    500             499
DNB Nor Bank ASA (c)(z)
   1.650% due 11/19/04                                    200             200
European Investment Bank (c)
   0.875% due 11/08/04                           JPY   24,000             227
Fannie Mae Discount Note (z)
   1.687% due 12/01/04 (c)                              1,400           1,398
   1.819% due 12/22/04 (c)                              1,500           1,496
   1.968% due 01/05/05                                  4,200           4,179
Fannie Mae Discount Note (c)(z)
   1.965% due 01/20/05                                  2,400           2,386
Federal Home Loan Bank Discount Note (z)
   1.982% due 01/21/05                                  2,000           1,990
Federal Home Loan Bank System (N)
   4.125% due 01/14/05                                    451             453
Ford Motor Credit Co.
   7.500% due 03/15/05                                    100             102
Fortis Funding Commercial Paper (z)
   2.000% due 01/21/05                                  2,200           2,190
Frank Russell Investment Company Money Market
   Fund                                           103,623,183         103,623
Freddie Mac Discount Note (z)
   1.919% due 01/04/05                                  1,500           1,494
   1.935% due 01/04/05                                  2,200           2,190
   1.940% due 01/04/05                                  4,200           4,180
   1.985% due 01/25/05                                    900             895

 80  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
General Electric Capital Corp. Discount Note (z)
   1.580% due 11/01/04 (c)                              1,600           1,600
   1.720% due 12/02/04 (c)                              2,400           2,396
   2.040% due 02/04/05                                    600             596
General Motors Acceptance Corp. (z)
   2.404% due 03/22/05                                    300             296
   2.436% due 04/05/05                                    600             591
   2.495% due 04/05/05                                    200             196
   2.535% due 04/05/05                                    200             197
Ginnie Mae I
   8.500% due 06/15/05                                      2               2
HBOS Treasury Services, PLC (z)
   1.655% due 11/18/04 (c)                                100             100
   2.050% due 01/24/05                                  2,300           2,285
   2.000% due 02/01/05                                  1,100           1,094
ING US Funding, LLC (c)(z)
   1.720% due 12/01/04                                    100             100
   1.730% due 12/01/04                                  4,200           4,194
International Bank for Reconstruction &
   Development (c)
   4.750% due 12/20/04                           JPY    6,000              57
Italy Government International Bond (c)
   5.000% due 12/15/04                           JPY   15,000             143
KFW International Finance (c)
   1.000% due 12/20/04                           JPY   81,000             766
Nordea North America, Inc. (c)(z)
   1.720% due 11/30/04                                  2,300           2,297
NPF XII, Inc. (E)(p)
   Series 2002-1A Class A
   2.390% due 05/02/05                                  3,235             226
Residential Asset Mortgage Products, Inc.
   Series 2002-RZ4 Class AIO
   5.750% due 04/25/05                                    803              17
Royal Bank of Canada (c)(z)
   1.810% due 12/22/04                                  1,200           1,197
Santander Financial Issuances
   6.800% due 07/15/05                                    110             113
Spintab Swedish Mortgage (c)(z)
   1.740% due 12/02/04                                  4,500           4,493
   1.710% due 12/03/04                                    100             100
Svenska Handlesbanken, Inc. (c)(z)
   1.730% due 12/02/04                                  4,500           4,493
   1.740% due 12/03/04                                    300             300

-----------------------------------------------------------------------------
                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
Swedbank Forenings (c)(z)
   1.785% due 12/07/04                                    300             299
Tennessee Valley Authority
   6.375% due 06/15/05                                    850             872
Toyota Motor Credit Corp. (c)
   1.000% due 12/20/04                           JPY   11,000             104
UBS Financial Del, LLC (z)
   1.690% due 11/29/04 (c)                                100             100
   1.735% due 12/03/04 (c)                              4,200           4,194
   1.765% due 12/07/04 (c)                                200             200
   2.030% due 02/22/05                                    100              99
United States Treasury Bill (z)(sec.)
   1.575% due 12/02/04 (c)                              1,155           1,153
   1.649% due 12/09/04 (c)                                700             697
   1.642% due 12/09/04 (c)                                 50              50
   1.940% due 03/31/05                                     75              74
Verizon Wireless Capital LLC (E)(p)
   1.810% due 05/23/05                                    700             700
WestPac Trust Securities, Ltd. (c)(z)
   1.680% due 11/26/04                                  3,500           3,496
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $203,733)                                                       201,353
                                                                 ------------

OTHER SECURITIES - 24.3%
Frank Russell Investment Company Money Market
   Fund (X)                                       103,359,517         103,360
State Street Securities Lending Quality Trust
   (X)                                            155,332,527         155,333
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $258,693)                                                       258,693
                                                                 ------------

TOTAL INVESTMENTS - 137.3%
(identified cost $1,446,444)                                        1,461,987

OTHER ASSETS AND LIABILITIES
NET - (37.3%)                                                        (397,015)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,064,972
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                         Fixed Income I Fund  81

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
10 Year Interest Rate Swap Futures
   expiration date 12/04 (20)                               2,239                 31

Euribor Futures (UK)
   expiration date 06/05 (2)                                  624                  2
   expiration date 09/05 (21)                               6,548                 29
   expiration date 12/05 (39)                              12,142                 38
Eurodollar Futures
   expiration date 12/04 (51)                              12,454                 (3)
   expiration date 06/05 (4)                                  973                 --
   expiration date 09/05 (152)                             36,906                 87
   expiration date 12/05 (6)                                1,454                  7
Germany, Federal Republic 5 Year Bonds
   expiration date 12/04 (17)                               2,443                 21
Germany, Federal Republic 10 Year Bonds
   expiration date 12/04 (119)                             17,800                227

United States Treasury Bonds
   expiration date 12/04 (87)                               9,904                115

United States Treasury 2 Year Notes
   expiration date 12/04 (193)                             40,871                 65

United States Treasury 5 Year Notes
   expiration date 12/04 (218)                             24,280                 51

United States Treasury 10 Year Notes
   expiration date 12/04 (350)                             39,747                343

Short Positions

United States Treasury Bonds
   expiration date 12/04 (5)                                  569                (15)
United States Treasury 5 Year Notes
   expiration date 12/04 (24)                               2,673                (10)
United States Treasury 10 Year Notes
   expiration date 12/04 (34)                               3,861                (65)
                                                                     ---------------
Total Unrealized Appreciation
   (Depreciation) on Open Futures Contracts                                      923
                                                                     ===============

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Euribor Futures
Dec 2004 97.00 (EUR) Put (5)                                1,551                 --

United States Treasury Notes
10 Year Futures
   Nov 2004 114.00 Call (108)                              12,312                (61)
   Nov 2004 111.00 Put (21)                                 2,331                 (2)
   Nov 2004 110.00 Put (72)                                 7,920                 (5)
                                                                     ---------------
Total Liability for Options Written (premiums
   received $130)                                                                (68)
                                                                     ===============

FOREIGN CURRENCY EXCHANGE CONTRACTS
-------------------------------------------------------------------------
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             126      EUR           100    11/02/04                  2
USD             128      EUR           100    12/09/04                 --
USD             127      EUR           100    12/09/04                 --
USD           1,490      EUR         1,180    12/10/04                 20
USD           1,509      EUR         1,180    12/10/04                 --
EUR             100      USD           128    11/02/04                 --
EUR             252      USD           317    12/09/04                 (5)
EUR           3,860      USD         4,672    12/10/04               (265)
                                                           --------------

                                                                     (248)
                                                           ==============

See accompanying notes which are an integral part of the financial statements.

 82  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands

INTEREST RATE SWAPS
---------------------------------------------------------------------------------------------------------------------------------
                              NOTIONAL                                                                                MARKET
       COUNTER                 AMOUNT                                                           TERMINATION           VALUE
        PARTY                     $                FUND RECEIVES            FUND PAYS               DATE                $
---------------------   ---------------------   --------------------   --------------------   ----------------   ----------------
Lehman Brothers         USD             3,000   6.000%                 Three Month LIBOR          12/15/24                   (346)
Barclay's               USD             2,800   4.000%                 Three Month LIBOR          12/15/06                     55
                                                                                                                 ----------------

Total Market Value of Interest Rate Swaps premiums
   received - ($156)                                                                                                         (291)
                                                                                                                 ================

  See accompanying notes which are an integral part of the financial statements.

                                                         Fixed Income I Fund  83

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS -- OCTOBER 31, 2004

Amounts in thousands

                                                       % OF
                                                        NET
PORTFOLIO SUMMARY (UNAUDITED)                         ASSETS
-----------------------------------------------------------------
Asset-Backed Securities                                       8.7
Corporate Bonds and Notes                                    16.8
International Debt                                            4.8
Mortgage-Backed Securities                                   36.8
Municipal Bonds                                               0.4
United States Government Agencies                             6.7
United States Government Treasuries                          19.8
Options Purchased                                              --*
Preferred Stocks                                              0.1
Short-Term Investments                                       18.9
Other Securities                                             24.3
                                                  ---------------
Total Investments                                           137.3
Other Assets and Liabilities, Net                          (37.3)
                                                  ---------------
Net Assets                                                  100.0
                                                  ===============

Futures Contracts                                             0.1
Written Options                                                --*
Interest Rate Swaps                                            --*

* Less than .05%

See accompanying notes which are an integral part of the financial statements.

 84  Fixed Income I Fund

                      (This page intentionally left blank)

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
(GRAPHIC)

                                                                   FIXED III - CLASS I++                 LB AGGREGATE **
                                                                   ---------------------                 ---------------
Inception*                                                                 10000                              10000
1995                                                                       11447                              11565
1996                                                                       12232                              12241
1997                                                                       13360                              13330
1998                                                                       14277                              14574
1999                                                                       14512                              14652
2000                                                                       15428                              15721
2001                                                                       17396                              18010
2002                                                                       18063                              19070
2003                                                                       19738                              20006
2004                                                                       20919                              21112

Fixed Income III Fund - Class I
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,598               5.99%
5 Years                $      14,415               7.58%sec.
10 Years               $      20,919               7.65%sec.

Fixed Income III Fund - Class E ++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,565               5.65%
5 Years                $      14,249               7.33%sec.
10 Years               $      20,656               7.52%sec.

Lehman Brothers Aggregate Bond Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,553               5.53%
5 Years                $      14,410               7.58%sec.
10 Years               $      21,112               7.76%sec.

 86  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

Investment Objective until 12/01/04: Seeks to provide current income and capital appreciation

Investment Objective effective 12/01/04: Seeks to provide current income, and as a secondary objective, capital appreciation

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDING OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2004, the Fixed Income III Fund Class I and Class E gained 5.99% and 5.65%, respectively. This compared to the Lehman Brothers Aggregate Bond Index, which gained 5.53% during the same period. Class I and Class E performance is net of operating expenses of 0.72% and 0.96%, respectively. Index returns are unmanaged and do not include expenses of any kind.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MANAGERS.

The Fund derived much of its performance by maintaining fixed income portfolios tactically weighted toward riskier sectors of the fixed income markets, including high yield and emerging market debt. The high yield debt markets, as measured by the Lehman Brothers High Yield Index, increased 12.30% during the Fund's fiscal year. Emerging market debt had similar results with the Lehman Brothers Emerging Markets Index returning 13.0% while the overall broad market as measured by the Lehman Brothers US Aggregate Index returned 5.53% over the same period. Although investment in emerging markets debt is not a principal strategy of the Fund and the allocation to emerging markets debt was very small, emerging markets debt significantly outperformed the broader fixed income market and the Fund's investment in emerging markets debt contributed positively to performance for the year. At the beginning of the year, 9.10% of the Fund's portfolio was invested in high yield debt, which includes both corporate bonds and bonds issued by governments in emerging markets. The Fund's money managers took profits in this portion of the Fund's portfolio and, at the end of the Fund's fiscal year, the Fund's allocation to high yield debt fell to 5.10% of the portfolio. The Fund's exposure to the high yield and emerging markets sectors of the fixed income markets benefited from decreased defaults created by economic growth helping companies better service their debt burdens.

Investment in short duration fixed income securities decreased the Fund's total return. Certain of the Fund's money managers executed a relatively shorter duration trading strategy with the expectation that interest rates of all maturities would rise during 2004. While Treasury interest rates rose with respect to fixed income investments with maturities of five years or less, the opportunity costs attributable to the difference in yields during the time that money managers favored a shorter duration strategy and yields that the Fund might have earned under other possible trading strategies more than offset the yield achieved using the shorter duration strategy.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THEY ARE POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

As a rule, investors were rewarded for owning riskier securities over the last 12 months. During the Fund's fiscal year ended October 31, 2004, investors bid-up prices on high yield, investment grade corporate, and emerging market debt securities. As the gains in the Fund's high yield, corporate and emerging market debt portfolios increased, the Fund's money managers considered the possibility of a market sell-off in these fixed income markets. As a result of very little yield compensation given for holding riskier sectors, the Fund's money managers reduced the Fund's portfolio weighting in these fixed income markets by either taking profits in the Fund's high yield, corporate and emerging market debt portfolios, or moving to higher quality fixed income instruments that are less susceptible to a sell-off.

As investors would expect, interest rates impacted the fixed income markets during 2004. The interest rate environment was quite volatile. Although the five-year U.S. Treasury Note started and ended at close to the same level, 3.30% and 3.28%, respectively, five-year bond yields ranged from 2.6% to 4.1%. As rates fell to new lows of 2.54% on the five-year Treasury, the Fund's money managers moved more defensively in March by selling longer bonds which are more sensitive to rising rates. This positioned the Fund's money managers to benefit from the rise in interest rates in April as measured by five-year yields moving up to over 4% in June. Despite this strategy, the overall defensiveness of the portfolio detracted slightly from results due to the fact that throughout the year managers were generally defensive in their interest rate positioning. As the year ended, the Fund's money managers continued to hold a defensive portfolio with respect to interest rates, with duration of 4.1 years, slightly below the 4.2 year duration of the Lehman Brothers U.S. Aggregate Index.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MANAGER LINE-UP?

On March 1, 2004, the Fund's investment objective was changed and its investment objective was reclassified from "fundamental" to "non-fundamental." A non-fundamental investment objective may be changed by the Fund's Board of Trustees without shareholder approval. The Fund's investment objective prior to March 1, 2004 was to provide maximum total return primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios. As noted above, the Fund's investment objective was changed again effective

                                                       Fixed Income III Fund  87

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

December 1, 2004. Neither of these changes to the investment objective affects materially the manner in which the Fund is managed.

The Fund did not hire any new money managers during the fiscal year ended October 31, 2004. However, one of its money managers, Timessquare Capital Management, Inc. ("Timessquare"), underwent an internal organizational change that resulted in its parent company exiting the institutional asset management business. Timessquare's fixed income managers moved to Bear Stearns Asset Management Inc. ("Bear Stearns") as a result of its purchase of Timessquare. There is no impact on the fund, and the allocation to this manager remains the same.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE MULTI-MANAGER FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

All four of the Fund's money managers, Bear Stearns, Delaware, PIMCO and Morgan Stanley performed well during the Fund's fiscal year. Delaware was the top performer over the last year, due to its management of a large portion of the Fund's high yield and emerging market debt allocation. Delaware also added value through its security selection process which utilizes a team of experienced traders and analysts. Bear Stearns also performed well. It had the second-highest exposure to the high yield and emerging market fixed income markets, but their contribution to the Fund's total return was dampened by their defensive positioning of their portion of the Fund's portfolio with respect to interest rates. Despite being relatively neutral or underweight to most of the investment grade and riskier fixed income markets, PIMCO made solid contributions to the Fund's total return. PIMCO's macro views led them to take positions in non-US dollar denominated bonds and a slight allocation to Treasury Inflation Protected Securities. Morgan Stanley added value through security selection in both agency mortgages and longer maturity corporate debt.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR BOND SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

With high yield bonds producing double the results of the overall market, managers were aided by holding positions in high yield debt. The Fund, relative to its Lipper peer group, does not hold as much below-investment grade securities, so results suffered relative to peers over this fiscal year.

Money Managers as of October 31, 2004                                Styles


Bear Stearns Asset Management Inc.        Sector Rotation
Delaware Management Company, a series
   of Delaware Management Business
   Trust                                  Sector Rotation
Morgan Stanley Investment Management
   Inc.                                   Fully Discretionary
Pacific Investment Management Company
   LLC                                    Fully Discretionary

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of Frank Russell Investment Management Company (FRIMCo), or any other person in FRIMCo or any other affiliated organization.

These views are subject to change at any time based upon market conditions or other events, and FRIMCo disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for a Frank Russell Investment Company (FRIC) Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any FRIC Fund.

                              --------------------

*     Fixed Income III Fund Class I assumes initial investment on November 1,
      1994.

** Lehman Brothers Aggregate Bond Index is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

++ Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.

++++ Fixed Income III Fund Class I performance has been linked with Class E to provide historical perspective. From May 14, 1999 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

sec.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 88  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SHAREHOLDER EXPENSE EXAMPLE -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS ANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,017.71      $     1,020.17
Expenses Paid During
Period*                       $         4.87      $         4.87

* Expenses are equal to the Fund's annualized expense ratio of 0.96%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS I                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,020.22      $     1,021.38
Expenses Paid During
Period*                       $         3.66      $         3.66

* Expenses are equal to the Fund's annualized expense ratio of 0.72%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                       Fixed Income III Fund  89

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  SHARES OR         MARKET
                                                  PRINCIPAL         VALUE
                                                    AMOUNT            $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 74.3%
Asset-Backed Securities - 7.1%
ABSC NIMs Trust
   Series 2004-HE1 Class A
   7.000% due 01/17/34                                     91              91
Alliance Capital Funding LLC (p)
   Series 1998-1 Class A3
   5.840% due 02/15/10                                     35              37
American Airlines, Inc.
   6.817% due 05/23/11                                    105              94
   7.858% due 10/01/11                                    195             197
American Express Credit Account Master Trust
   Series 2004-3 Class A
   4.350% due 12/15/11                                    185             190
American Express Credit Account Master Trust (E)
   Series 2002-3 Class A
   1.980% due 12/15/09                                    575             576
AmeriCredit Automobile Receivables Trust
   Series 2001-C Class A4
   5.010% due 07/14/08                                    253             258
Ameriquest Mortgage Securities, Inc.
   Series 2003-5 Class A2
   2.430% due 07/25/33                                     10              10
Ares Leveraged Investment Fund, LP (E) (p)
   6.755% due 10/31/05                                    280             280
Asset Backed Funding Certificates (E)
   Series 2004-HE1 Class A1
   2.063% due 06/25/22                                    272             272
   Series 2004-OPT5 Class A2
   2.058% due 09/24/34                                    250             250
Bear Stearns Asset Backed Securities, Inc. (E)
   Series 2004-BO1 Class 1A1
   2.036% due 09/25/34                                    400             400
Capital Auto Receivables Asset Trust
   Series 2003-2 Class A3A
   1.440% due 02/15/07                                    376             373
Capital Auto Receivables Asset Trust (E)
   Series 2003-3 Class A3B
   1.950% due 01/15/08                                    350             350
Capital One Master Trust
   Series 2002-4A Class A
   4.900% due 03/15/10                                    270             282
Capital One Multi-Asset Execution Trust
   Series 2003-C2 Class C2
   4.320% due 04/15/09                                     85              86
Centex Home Equity
   Series 2004-B Class AF1
   1.833% due 09/25/19                                    235             233
   Series 2004-C Class AF1
   2.820% due 01/25/19                                    263             263
Centex Home Equity Co. LLC (E)
   Series 2004-2 Class A1
   2.129% due 10/25/34                                    350             350
Chancellor/Triton CBO, Ltd. (p)
   Series 1998-1A Class A1
   6.710% due 08/05/10                                    165             165
Chase Funding Net Interest Margin (p)
   Series 2003-6A Class NOTE
   5.000% due 01/27/35                                     31              31

                                                  SHARES OR         MARKET
                                                  PRINCIPAL         VALUE
                                                    AMOUNT            $
-----------------------------------------------------------------------------
Citibank Credit Card Issuance Trust
   Series 2000-A3 Class A3
   6.875% due 11/16/09                                    200             221
   Series 2001-A8 Class A8
   4.100% due 12/07/06                                    500             501
Citibank Credit Card Issuance Trust (E)
   Series 2002-A2 Class A2
   1.741% due 02/15/07                                    500             500
Citifinancial Mortgage Securities, Inc.
   Series 2003-3 Class AF2
   3.082% due 08/25/33                                    110             110
   Series 2003-4 Class AF3
   3.221% due 10/25/33                                    115             115
Continental Airlines, Inc.
   7.033% due 06/15/11                                    146             113
   6.900% due 01/02/18                                    103             100
   6.545% due 02/02/19                                    105             102
Countrywide Asset-Backed Certificates
   Series 2004-10 Class AF2
   3.323% due 05/25/22                                    285             285
   Series 2004-7 Class AF2
   3.324% due 12/25/23                                    405             405
   Series 2004-9 Class AF2
   3.337% due 09/25/23                                    195             195
Countrywide Asset-Backed Certificates (E)
   Series 2004-6 Class 2A1
   2.123% due 10/25/21                                    623             623

 90  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  SHARES OR         MARKET
                                                  PRINCIPAL         VALUE
                                                    AMOUNT            $
-----------------------------------------------------------------------------
Countrywide Asset-Backed Certificates (p)
   Series 2004-1NIM Class NOTE
   6.000% due 05/25/34                                     82              83
Delta Air Lines, Inc.
   7.299% due 09/18/06                                    120              72
Equity One ABS, Inc. (E)
   Series 2004-2 Class AF1
   2.043% due 07/25/34                                    877             877
Fannie Mae Grantor Trust
   Series 2004-T4 Class A3
   4.420% due 08/25/24                                    185             188
GE Capital Credit Card Master Note Trust (E)
   Series 2004-1 Class A
   1.650% due 06/15/10                                    300             300
   Series 2004-2 Class A
   1.899% due 09/15/10                                    600             600
GE Dealer Floorplan Master Note Trust (E)
   Series 2004-1 Class A
   1.960% due 07/20/08                                    350             350
GMAC Mortgage Corp. Loan Trust (E)
   Series 2004-HE4 Class A1
   2.068% due 02/25/35                                    400             400
GSAA Trust (p)
   Series 2004-4N Class NOTE
   6.250% due 05/25/34                                    134             134
GSAMP Trust (E)
   Series 2004-NC2 Class A2A
   2.138% due 10/01/34                                  1,100           1,100
   Series 2004-SEA2 Class A2A
   2.223% due 03/25/34                                    509             509
Harley-Davidson Motorcycle Trust
   Series 2002-2 Class A1
   1.910% due 04/15/07                                     10              10
   Series 2003-1 Class A1
   1.560% due 05/15/07                                     55              55
   Series 2004-2 Class A1
   2.180% due 01/15/09                                    450             449
Home Equity Asset Trust (p)
   Series 2003-5N Class A
   7.500% due 01/27/34                                     18              18
Honda Auto Receivables Owner Trust
   Series 2004-2 Class A2
   2.520% due 02/15/07                                    500             500
Long Beach Mortgage Loan Trust (E)
   Series 2004-A Class A
   2.083% due 02/25/24                                    603             603
MBNA Master Credit Card Trust USA
   Series 2000-E Class A
   7.800% due 10/15/12                                    705             843
MBNA Master Credit Card Trust USA (E)
   Series 2000-C Class A
   2.030% due 07/15/07                                    500             500
Merrill Lynch Mortgage Investors, Inc. (E)
   Series 2004-HE2 Class A2A
   2.110% due 08/25/35                                    400             400
   Series 2004-WMC5 Class A2B1
   2.140% due 07/25/35                                    400             400
   Series 2004-WMC5 Class A2B2
   2.310% due 07/25/35                                    255             255
Mid-State Trust
   Series 2003-11 Class A1
   4.864% due 07/15/38                                     70              70
   Series 2004-1 Class A
   6.005% due 08/15/37                                     76              79
Nelnet Student Loan Trust (E)
   Series 2004-4 Class A1
   2.017% due 04/25/11                                    400             400

                                                  SHARES OR         MARKET
                                                  PRINCIPAL         VALUE
                                                    AMOUNT            $
-----------------------------------------------------------------------------
New Century Home Equity Loan Trust (E)
   Series 2004-A Class AII1
   2.113% due 08/25/34                                    241             241
Power Contract Financing LLC (p)
   5.200% due 02/01/06                                    229             233
   6.256% due 02/01/10                                    165             173
Renaissance Home Equity Loan Trust (E)
   Series 2004-2 Class AF1
   2.133% due 07/25/34                                  1,002           1,002
Residential Asset Mortgage Products, Inc.
   Series 2004-RS10 Class AI2
   3.620% due 07/25/26                                    210             210
   Series 2004-RS4 Class AI3
   4.003% due 01/25/30                                    310             309
   Series 2004-RS6 Class AI3
   4.540% due 08/25/28                                    245             248
   Series 2004-RS7 Class AI3
   4.450% due 07/25/28                                    530             533
   Series 2004-RS8 Class AI2
   3.810% due 01/25/26                                    245             247
   Series 2004-RS8 Class AI3
   4.230% due 05/25/29                                    160             162

                                                       Fixed Income III Fund  91

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  SHARES OR         MARKET
                                                  PRINCIPAL         VALUE
                                                    AMOUNT            $
-----------------------------------------------------------------------------
   Series 2004-RZ2 Class AI3
   4.300% due 01/25/31                                    155             156
Residential Asset Mortgage Products, Inc. (E)
   Series 2004-RS8 Class AII1
   2.073% due 05/25/26                                  1,152           1,152
Residential Asset Securities Corp.
   Series 2003-KS11 Class AI3
   3.320% due 02/25/29                                    245             245
   Series 2004-KS8 Class AI2
   3.340% due 10/25/24                                    600             599
Residential Asset Securities Corp. (E)
   Series 2004-KS9 Class AI1
   2.103% due 07/25/21                                    171             171
Residential Funding Mortgage Securities II (E)
   Series 2004-HI2 Class A1
   2.083% due 02/25/13                                    122             122
Sears Credit Account Master Trust (E)
   Series 2002-4 Class A
   2.000% due 08/18/09                                  1,200           1,201
   Series 2002-5 Class A
   2.250% due 11/17/09                                  1,100           1,101
Sharp SP I LLC Net Interest Margin Trust (p)
   Series 2004-HE1N Class N
   6.900% due 11/25/33                                     49              49
Sharps Sp I, LLC
   6.850% due 03/01/23                                    140             140
   7.000% due 01/25/34                                    136             136
SLM Student Loan Trust (E)
   Series 1996-2 Class A2
   2.600% due 07/27/09                                    129             130
   Series 1997-2 Class CTFS
   2.720% due 10/25/12                                    300             302
   Series 2002-6 Class A2
   1.900% due 03/15/11                                    723             723
   Series 2004-1 Class A1
   1.700% due 01/26/15                                    332             332
   Series 2004-6 Class A2
   2.140% due 01/25/13                                    340             340
   Series 2004-9 Class A2
   2.000% due 10/25/12                                    600             600
Small Business Administration
   7.449% due 08/01/10                                    244             271
Small Business Administration Participation
   Certificates
   7.500% due 04/01/17                                  2,193           2,391
Structured Asset Securities Corp.
   Series 2004-19XS Class A2
   4.370% due 10/25/34                                    600             596
Tenaska Alabama II Partners, LP (p)
   6.125% due 03/30/23                                    159             168
TXU Electric Delivery Transition Bond Co.
   Series 2004-1 Class A2
   4.810% due 11/17/14                                    100             103
USAA Auto Owner Trust
   Series 2004-2 Class A2
   2.410% due 02/15/07                                    200             200
Wachovia Auto Owner Trust
   Series 2004-B Class A2
   2.400% due 05/21/07                                    350             350
Wells Fargo Financial Auto Owner Trust
   Series 2004-A Class A2
   1.470% due 03/15/07                                    300             299

                                                  SHARES OR         MARKET
                                                  PRINCIPAL         VALUE
                                                    AMOUNT            $
-----------------------------------------------------------------------------
Wells Fargo Home Equity Trust (E)
   Series 2004-2 Class A31
   2.093% due 06/25/19                                     98              98
World Financial Properties (p)
   6.950% due 09/01/13                                    217             244
World Omni Auto Receivables Trust
   Series 2004-A Class A2
   2.580% due 07/12/07                                    350             350
                                                                 ------------
                                                                       33,180
                                                                 ------------

Corporate Bonds and Notes - 13.6%
Aetna, Inc.
   7.875% due 03/01/11                                    195             226
AIG SunAmerica Global Financing VI (p)
   6.300% due 05/10/11                                    300             331
Albertson's, Inc.
   7.500% due 02/15/11                                     60              70
Altria Group, Inc.
   7.000% due 11/04/13                                     85              90
   7.750% due 01/15/27                                     60              64
Amerada Hess Corp.
   7.875% due 10/01/29                                    135             161
   7.300% due 08/15/31                                    115             129
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                     40              42

 92  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  SHARES OR         MARKET
                                                  PRINCIPAL         VALUE
                                                    AMOUNT            $
-----------------------------------------------------------------------------
American General Finance Corp.
   Series MTNI
   4.625% due 05/15/09                                     70              72
American RE Corp.
   Series B
   7.450% due 12/15/26                                    365             397
Ametek, Inc.
   7.200% due 07/15/08                                    265             292
Anthem Insurance Cos., Inc. (p)
   9.125% due 04/01/10                                    120             147
Appalachian Power Co.
   Series H
   5.950% due 05/15/33                                     45              45
Arizona Public Service Co.
   5.800% due 06/30/14                                    120             128
AT&T Corp.
   8.750% due 11/15/31                                    195             226
AT&T Corp. (N)
   (Step Up, 11/15/04, 9.050%)
   8.050% due 11/15/11                                    230             264
AT&T Wireless Services, Inc.
   (Step Up, 11/15/04, 9.750%)
   8.750% due 03/01/31                                    420             564
Autonation, Inc.
   9.000% due 08/01/08                                     40              46
Avista Capital Trust III
   6.500% due 04/01/34                                    300             306
Avista Corp.
   9.750% due 06/01/08                                    220             260
AXA Financial, Inc.
   6.500% due 04/01/08                                     20              22
BAE Systems Holdings, Inc. (p)
   6.400% due 12/15/11                                    485             544
Bank of America Corp.
   4.250% due 10/10/10                                     45              45
   7.800% due 02/15/10                                     15              18
BankBoston Corp. (N)
   Series B
   8.250% due 12/15/26                                    100             112
Bear Stearns Cos., Inc. (The)
   4.650% due 07/02/18                                    235             221
BellSouth Corp.
   4.200% due 09/15/09                                    275             278
Boeing Capital Corp. (N)
   6.100% due 03/01/11                                    100             110
Bowater, Inc. (N)
   6.500% due 06/15/13                                    375             376
Boyd Gaming Corp.
   9.250% due 08/01/09                                    110             120
Buckeye Partners, LP
   5.300% due 10/15/14                                    160             163
Burlington Northern Santa Fe Corp.
   6.875% due 12/01/27                                     60              67

                                                  SHARES OR         MARKET
                                                  PRINCIPAL         VALUE
                                                    AMOUNT            $
-----------------------------------------------------------------------------
Campbell Soup Co.
   5.875% due 10/01/08                                    115             124
Caremark Rx, Inc.
   7.375% due 10/01/06                                    120             129
Carlyle High Yield Partners
   8.740% due 05/31/07                                    350             350
Caterpillar Financial Services Corp. (E)
   Series MTNF
   1.800% due 08/20/07                                    155             155
CenterPoint Energy Houston Electric LLC
   Series J2
   5.700% due 03/15/13                                     85              91
CenterPoint Energy Resources Corp.
   7.750% due 02/15/11                                     60              70
   Series B
   7.875% due 04/01/13                                    270             323
Cincinnati Gas & Electric
   5.700% due 09/15/12                                     50              53
   Series B
   5.375% due 06/15/33                                     20              19
Cincinnati Gas & Electric
   Series A
   5.400% due 06/15/33                                     20              19
CIT Group, Inc.
   5.750% due 09/25/07                                     90              96
CIT Group, Inc. (N)
   6.875% due 11/01/09                                     55              62
Citicorp
   Series MTNF
   6.375% due 11/15/08                                    205             226
Citigroup, Inc.
   3.500% due 02/01/08                                    805             809
   6.000% due 02/21/12                                     40              44
   5.875% due 02/22/33                                    390             395
Citigroup, Inc. (p)
   5.000% due 09/15/14                                    366             371
Citizens Communications Co.
   8.500% due 05/15/06                                    170             183
   7.600% due 06/01/06                                     45              48
Citizens Communications Co.
   9.250% due 05/15/11                                    155             178
Clear Channel Communications, Inc.
   7.650% due 09/15/10                                     65              74

                                                       Fixed Income III Fund  93

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  SHARES OR         MARKET
                                                  PRINCIPAL         VALUE
                                                    AMOUNT            $
-----------------------------------------------------------------------------
Columbus Southern Power Co.
   Series C
   5.500% due 03/01/13                                     80              84
   Series D
   6.600% due 03/01/33                                     25              28
Comcast Cable Communications
   8.375% due 05/01/07                                    320             358
   6.750% due 01/30/11                                     85              95
Comcast Corp.
   5.850% due 01/15/10                                     80              86
Consolidated Natural Gas Co.
   Series C
   6.250% due 11/01/11                                     80              88
Consumers Energy Co.
   Series B
   5.375% due 04/15/13                                     20              21
   Series F
   4.000% due 05/15/10                                     30              30
   Series H
   4.800% due 02/17/09                                     55              57
Continental Airlines, Inc. (N)
   Series 01-1
   6.503% due 06/15/11                                    115             108
Corrections Corp. of America
   7.500% due 05/01/11                                    250             270
Countrywide Home Loans, Inc.
   3.250% due 05/21/08                                    165             162
   Series MTNK
   5.500% due 02/01/07                                     70              73
Credit Suisse First Boston USA, Inc.
   4.625% due 01/15/08                                    100             104
   6.125% due 11/15/11                                    140             154
   5.500% due 08/15/13                                     55              58
CSC Holdings, Inc. (N)
   10.500% due 05/15/16                                   165             189
CSX Corp.
   2.750% due 02/15/06                                     55              55
   9.000% due 08/15/06                                     55              60
DaimlerChrysler NA Holding Corp.
   8.500% due 01/18/31                                    100             124
Delta Air Lines, Inc.
   Series 00-1
   7.779% due 11/18/05                                    110              83
Detroit Edison Co.
   6.350% due 10/15/32                                    130             142
Developers Diversified Realty Corp.
   4.625% due 08/01/10                                    145             145
Devon Financing Corp. ULC
   6.875% due 09/30/11                                    130             149
Dominion Resources, Inc.
   Series A
   7.195% due 09/15/14                                    160             186
   Series B
   6.250% due 06/30/12                                     60              66
DPL, Inc.
   8.250% due 03/01/07                                    150             164
Dresdner Funding Trust I (p)
   8.151% due 06/30/31                                    235             287

                                                  SHARES OR         MARKET
                                                  PRINCIPAL         VALUE
                                                    AMOUNT            $
-----------------------------------------------------------------------------
Duke Capital LLC
   4.302% due 05/18/06                                     95              97
Duke Energy Field Services LLC
   5.750% due 11/15/06                                     40              42
Duke Energy Field Services LLC (N)
   6.875% due 02/01/11                                     20              23
E*Trade Financial Corp. (p)
   8.000% due 06/15/11                                     85              90
Echostar DBS Corp.
   6.375% due 10/01/11                                    115             119
El Paso Corp.
   8.050% due 10/15/30                                    500             464
El Paso Corp. (N)
   7.875% due 06/15/12                                    300             313
El Paso Natural Gas Co.
   Series A
   7.625% due 08/01/10                                     65              70
Electronic Data Systems Corp. (N)
   7.125% due 10/15/09                                     35              38
   Series B
   6.500% due 08/01/13                                     50              51
Eli Lilly & Co.
   6.770% due 01/01/36                                    370             438
Entergy Gulf States, Inc.
   3.600% due 06/01/08                                     40              40
Enterprise Products Operating, LP
   7.500% due 02/01/11                                    150             172
Enterprise Products Operating, LP (p)
   4.000% due 10/15/07                                    205             207
   4.625% due 10/15/09                                    175             177
EOP Operating, LP
   4.750% due 03/15/14                                     20              19
   7.500% due 04/19/29                                     95             108
Erac USA Finance Co. (p)
   7.350% due 06/15/08                                    170             191
Exelon Corp.
   6.750% due 05/01/11                                     70              79
Exelon Generation Co. LLC (N)
   6.950% due 06/15/11                                    155             177

 94  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  SHARES OR         MARKET
                                                  PRINCIPAL         VALUE
                                                    AMOUNT            $
-----------------------------------------------------------------------------
Farmers Exchange Capital (p)
   7.050% due 07/15/28                                    250             253
Farmers Insurance Exchange (p)
   6.000% due 08/01/14                                    170             172
   8.625% due 05/01/24                                    310             361
Federated Department Stores
   7.000% due 02/15/28                                     80              90
   6.900% due 04/01/29                                     40              44
FedEx Corp.
   2.650% due 04/01/07                                     70              69
   7.600% due 07/01/97                                     90             106
Fifth Third Bank
   7.750% due 08/15/10                                    330             342
Financing Corp. Principal Only Strip
   Series 15P
   0.000% due 03/07/19                                     90              43
FirstEnergy Corp.
   Series B
   6.450% due 11/15/11                                    510             559
   Series C
   7.375% due 11/15/31                                    140             160
Fisher Scientific International (p)
   6.750% due 08/15/14                                     80              86
FMC Corp.
   10.250% due 11/01/09                                    15              17
Ford Motor Co.
   6.375% due 02/01/29                                    130             114
Ford Motor Co. (N)
   7.450% due 07/16/31                                    765             745
Ford Motor Credit Co.
   5.800% due 01/12/09                                    400             413
   7.875% due 06/15/10                                    450             499
   7.375% due 02/01/11                                    470             510
Ford Motor Credit Co. (N)
   5.625% due 10/01/08                                    315             326
   7.000% due 10/01/13                                    145             153
Freescale Semiconductor, Inc. (p)
   6.875% due 07/15/11                                    120             127
General Electric Capital Corp.
   Series MTNA
   4.250% due 12/01/10                                     55              56
   6.000% due 06/15/12                                     50              55
   6.750% due 03/15/32                                    150             175
General Electric Capital Corp. (N)
   Series MTNA
   4.750% due 09/15/14                                    140             140
General Electric Co. (N)
   5.000% due 02/01/13                                    440             456
General Motors Acceptance Corp.
   6.125% due 08/28/07                                    170             177
   7.250% due 03/02/11                                    500             531
   6.875% due 09/15/11                                  1,335           1,390
   7.000% due 02/01/12                                     70              73
   8.000% due 11/01/31                                     55              57
General Motors Acceptance Corp. (N)
   4.500% due 07/15/06                                     45              46
General Motors Acceptance Corp. (E)
   2.990% due 04/13/06                                  1,100           1,099
General Motors Corp.
   7.125% due 07/15/13                                    180             187
General Motors Corp. (N)
   8.375% due 07/15/33                                    685             713
Glencore Funding LLC (p)
   6.000% due 04/15/14                                     95              90
Golden West Financial Corp.
   4.125% due 08/15/07                                    160             164
Goldman Sachs Group, Inc.
   6.875% due 01/15/11                                    540             614
   5.250% due 10/15/13                                     70              72
   6.345% due 02/15/34                                    505             515
Great Atlantic & Pacific Tea Co.
   7.750% due 04/15/07                                    100              94
GTE Corp.
   6.940% due 04/15/28                                    205             226
GTE Hawaiian Telephone Co.
   Series A
   7.000% due 02/01/06                                    195             201
   Series B
   7.375% due 09/01/06                                     65              68
Halliburton Co.
   5.500% due 10/15/10                                    390             412
Harrah's Operating Co., Inc.
   5.500% due 07/01/10                                     80              83
   8.000% due 02/01/11                                    100             118

                                                  SHARES OR         MARKET
                                                  PRINCIPAL         VALUE
                                                    AMOUNT            $
-----------------------------------------------------------------------------
Hartford Financial Services Group, Inc.
   7.900% due 06/15/10                                     35              41
HCA Inc.
   5.250% due 11/06/08                                     90              91
   6.950% due 05/01/12                                     30              32
   7.500% due 12/15/23                                    200             198
   7.500% due 11/06/33                                     70              70
HCA, Inc.
   7.875% due 02/01/11                                     40              44
   6.250% due 02/15/13                                    280             282
Health Net, Inc.
   9.875% due 04/15/11                                    140             170

                                                       Fixed Income III Fund  95

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  SHARES OR         MARKET
                                                  PRINCIPAL         VALUE
                                                    AMOUNT            $
-----------------------------------------------------------------------------
Hertz Corp. (N)
   7.625% due 08/15/07                                     35              38
Hilton Hotels Corp.
   7.625% due 12/01/12                                    190             223
Historic TW, Inc.
   8.180% due 08/15/07                                    200             225
   9.125% due 01/15/13                                    190             244
   8.050% due 01/15/16                                    580             696
HJ Heinz Finance Co.
   6.750% due 03/15/32                                    105             122
Honeywell International, Inc.
   6.125% due 11/01/11                                     75              83
Hornbeck Offshore Services, Inc.
   10.625% due 08/01/08                                   170             187
Household Finance Corp.
   5.875% due 02/01/09                                    260             281
   4.750% due 05/15/09                                    495             514
   8.000% due 07/15/10                                     45              53
   6.375% due 11/27/12                                    150             167
HSBC Bank USA NA
   Series BKNT
   3.875% due 09/15/09                                    265             266
HVB Funding Trust I (p)
   8.741% due 06/30/31                                    185             234
HVB Funding Trust III (p)
   9.000% due 10/22/31                                     40              52
Hyatt Equities LLC (p)
   6.875% due 06/15/07                                     85              91
ICI Wilmington, Inc.
   4.375% due 12/01/08                                     45              45
International Lease Finance Corp.
   6.375% due 03/15/09                                    155             169
International Paper Co.
   5.850% due 10/30/12                                     20              21
   5.500% due 01/15/14                                    210             217
Iron Mountain, Inc.
   7.750% due 01/15/15                                     80              86
   6.625% due 01/01/16                                     40              40
ITT Industries, Inc.
   7.400% due 11/15/25                                    135             158
Jabil Circuit, Inc. (N)
   5.875% due 07/15/10                                    105             110
John Hancock Global Funding II (p)
   7.900% due 07/02/10                                    200             237
JP Morgan & Co., Inc.
   Series MTNA
   6.000% due 01/15/09                                    165             178
JPMorgan Chase & Co.
   5.350% due 03/01/07                                     75              79
   7.000% due 11/15/09                                     10              11
   6.750% due 02/01/11                                     90             102
   6.625% due 03/15/12                                     35              40
   5.125% due 09/15/14                                    265             269
Kellogg Co.
   Series B
   6.600% due 04/01/11                                    545             618
Kennametal, Inc.
   7.200% due 06/15/12                                    110             122
Kerr-McGee Corp.
   5.875% due 09/15/06                                     20              21
   6.875% due 09/15/11                                     75              85
   7.875% due 09/15/31                                     55              67
Kraft Foods, Inc.
   5.250% due 06/01/07                                     75              79
   4.000% due 10/01/08                                    345             349
   5.625% due 11/01/11                                    980           1,044
   6.250% due 06/01/12                                     50              55
Kroger Co. (The)
   7.250% due 06/01/09                                    175             198
   8.000% due 09/15/29                                     75              92
Lehman Brothers Holdings, Inc.
   6.625% due 01/18/12                                    230             259
Liberty Media Corp.
   3.500% due 09/25/06                                    735             736
Liberty Media Corp. (E)
   3.380% due 09/17/06                                    270             273
Lockheed Martin Corp.
   8.200% due 12/01/09                                    685             816
   8.500% due 12/01/29                                     35              47
Lodgenet Entertainment Corp.
   9.500% due 06/15/13                                    120             131

                                                  SHARES OR         MARKET
                                                  PRINCIPAL         VALUE
                                                    AMOUNT            $
-----------------------------------------------------------------------------
Lubrizol Corp.
   4.625% due 10/01/09                                    120             121
   6.500% due 10/01/34                                    125             126
Manufacturers & Traders Trust Co.
   8.000% due 10/01/10                                    115             138
Marsh & McLennan Cos., Inc.
   5.875% due 08/01/33                                      5               5
Marsh & McLennan Cos., Inc. (N)
   5.375% due 03/15/07                                    300             307
   5.375% due 07/15/14                                    150             147
May Department Stores Co. (The)
   7.875% due 03/01/30                                    145             173
May Department Stores Co. (The) (p)
   4.800% due 07/15/09                                     60              61
May Department Stores Co. (The) (p)
   5.750% due 07/15/14                                    130             134

 96  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  SHARES OR         MARKET
                                                  PRINCIPAL         VALUE
                                                    AMOUNT            $
-----------------------------------------------------------------------------
MBNA America Bank NA
   7.125% due 11/15/12                                     30              35
MBNA Corp.
   6.125% due 03/01/13                                    155             168
MCI, Inc.
   5.908% due 05/01/07                                    240             239
   6.688% due 05/01/09                                    105             104
Medco Health Solutions, Inc.
   7.250% due 08/15/13                                    625             694
MGM Mirage
   9.750% due 06/01/07                                    225             253
   8.500% due 09/15/10                                    170             196
MGM Mirage (p)
   6.750% due 09/01/12                                     55              58
Michaels Stores, Inc.
   9.250% due 07/01/09                                    195             210
Midland Funding II
   Series B
   13.250% due 07/23/06                                   220             247
Miller Brewing Co. (p)
   4.250% due 08/15/08                                     70              71
   5.500% due 08/15/13                                    180             189
Mizuho Preferred Capital Co. LLC (p)(f)
   8.790% due 12/29/49                                    475             542
Mohawk Industries, Inc.
   Series D
   7.200% due 04/15/12                                     45              52
Monongahela Power Co.
   5.000% due 10/01/06                                     65              67
Monongahela Power Co. (p)
   6.700% due 06/15/14                                    260             286
Monumental Global Funding II (p)
   3.850% due 03/03/08                                    200             204
Morgan Stanley
   6.750% due 04/15/11                                    275             312
   4.750% due 04/01/14                                    180             176
Motorola, Inc.
   4.608% due 11/16/07                                    355             366
Natexis Ambs Co. LLC (p)(f)
   8.440% due 12/29/49                                    185             213
National Rural Utilities Cooperative Finance
   Corp.
   5.750% due 08/28/09                                     85              92
Nationwide Financial Services (N)
   6.250% due 11/15/11                                    265             289
Nationwide Mutual Insurance Co. (p)
   7.875% due 04/01/33                                    195             228

                                                  SHARES OR         MARKET
                                                  PRINCIPAL         VALUE
                                                    AMOUNT            $
-----------------------------------------------------------------------------
NB Capital Trust IV
   8.250% due 04/15/27                                    115             130
Nevada Power Co.
   9.000% due 08/15/13                                     60              70
News America Holdings
   7.750% due 12/01/45                                     85             103
   7.900% due 12/01/95                                    120             143
   8.250% due 10/17/96                                     45              56
News America Holdings (N)
   9.250% due 02/01/13                                    125             162
News America, Inc.
   7.125% due 04/08/28                                     30              34
   7.300% due 04/30/28                                    135             155
Nisource Finance Corp.
   7.625% due 11/15/05                                     45              47
   7.875% due 11/15/10                                    225             267
Norfolk Southern Corp.
   7.350% due 05/15/07                                     35              38
   7.900% due 05/15/97                                    285             361
Northrop Grumman Corp.
   4.079% due 11/16/06                                    175             178
   7.125% due 02/15/11                                    150             173
Northwest Pipeline Corp.
   8.125% due 03/01/10                                     25              28
Occidental Petroleum Corp.
   9.250% due 08/01/19                                    135             188
Ohio Edison Co.
   5.450% due 05/01/15                                     85              87
Ohio Power Co.
   Series F
   5.500% due 02/15/13                                     25              26
   Series G
   6.600% due 02/15/33                                     85              94
Pacific Gas & Electric Co.
   3.600% due 03/01/09                                     75              74
   4.200% due 03/01/11                                     90              90
   6.050% due 03/01/34                                    215             221
Panhandle Eastern Pipe Line
   Series B
   2.750% due 03/15/07                                     25              25
Pemex Project Funding Master Trust
   8.000% due 11/15/11                                     20              23
   7.375% due 12/15/14                                     95             105
   8.625% due 02/01/22                                    190             219
Plains Exploration & Production Co.
   7.125% due 06/15/14                                     30              33
Popular North America Capital Trust I
   6.564% due 09/15/34                                    195             201

                                                       Fixed Income III Fund  97

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  SHARES OR         MARKET
                                                  PRINCIPAL         VALUE
                                                    AMOUNT            $
-----------------------------------------------------------------------------
Popular North America, Inc.
   4.250% due 04/01/08                                    225             230
Portola Packaging, Inc. (N)
   8.250% due 02/01/12                                    135             106
Progress Energy, Inc.
   7.000% due 10/30/31                                    210             230
Prudential Financial, Inc.
   4.104% due 11/15/06                                    150             153
Prudential Holdings LLC (p)
   Series FSA
   7.245% due 12/18/23                                    260             309
PSEG Energy Holdings LLC
   7.750% due 04/16/07                                    395             423
PSEG Energy Holdings LLC (N)
   8.625% due 02/15/08                                     65              72
PSEG Power LLC
   8.625% due 04/15/31                                    130             168
Qwest Capital Funding, Inc.
   6.500% due 11/15/18                                     25              20
Qwest Capital Funding, Inc. (N)
   7.000% due 08/03/09                                     25              24
Qwest Corp. (p)
   7.875% due 09/01/11                                    180             192
Qwest Services Corp. (p)
   (Step Up, 12/15/04, 14.000%)
   14.000% due 12/15/10                                    55              65
Rabobank Capital Funding II (p)(f)
   5.260% due 12/31/49                                    165             169
Raytheon Co.
   8.300% due 03/01/10                                     50              60
   4.850% due 01/15/11                                     10              10
RBS Capital Trust I (f)
   5.512% due 09/29/49                                    325             333
RC Trust 1 Equity Preferred (N)
   7.000% due 02/15/04                                    420             222
Reckson Operating Partnership, LP
   5.150% due 01/15/11                                     95              96
Rouse Co. (The)
   3.625% due 03/15/09                                     40              37
   5.375% due 11/26/13                                     20              19
Russia Paris Club Participant
   2.025% due 08/20/20                            JPY  31,816             257
Safeway, Inc. (N)
   5.800% due 08/15/12                                     70              74
SBC Communications, Inc.
   4.125% due 09/15/09                                    320             322
   5.100% due 09/15/14                                    400             403
   6.150% due 09/15/34                                    140             140

                                                  SHARES OR         MARKET
                                                  PRINCIPAL         VALUE
                                                    AMOUNT            $
-----------------------------------------------------------------------------
Schering-Plough Corp.
   (Step Up, 12/01/04, 6.750%)
   6.500% due 12/01/33                                    225             247
Sealed Air Corp. (p)
   5.625% due 07/15/13                                    120             124
Smithfield Foods, Inc.
   Series B
   8.000% due 10/15/09                                    105             117
   7.750% due 05/15/13                                     30              33
Southern California Edison Co.
   7.625% due 01/15/10                                    200             233
   6.000% due 01/15/34                                    135             143
Southern California Edison Co.
   5.000% due 01/15/14                                     40              41
Sprint Capital Corp.
   4.780% due 08/17/06                                    145             149
   6.125% due 11/15/08                                     80              87
   8.375% due 03/15/12                                    370             454
   6.875% due 11/15/28                                    285             306
   8.750% due 03/15/32                                    550             721
Sprint Capital Corp. (N)
   6.375% due 05/01/09                                     75              82
Starwood Hotels & Resorts Worldwide, Inc.
   7.375% due 05/01/07                                     20              22
   7.875% due 05/01/12                                    135             158
Station Casinos, Inc.
   6.000% due 04/01/12                                    100             105
TCI Communications, Inc.
   7.875% due 02/15/26                                     80              96
TECO Energy, Inc.
   7.200% due 05/01/11                                    160             174
Tele-Communications-TCI Group
   9.800% due 02/01/12                                    300             387
   7.875% due 08/01/13                                    385             455
Tenet Healthcare Corp.
   6.875% due 11/15/31                                     65              52
Tenet Healthcare Corp. (N)
   7.375% due 02/01/13                                     50              47
Tesoro Petroleum Corp.
   8.000% due 04/15/08                                    200             218
Texas Eastern Transmission, LP
   7.000% due 07/15/32                                     45              52
Texas-New Mexico Power Co.
   6.250% due 01/15/09                                     70              75
Time Warner Cos., Inc.
   7.570% due 02/01/24                                     35              41

 98  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  SHARES OR         MARKET
                                                  PRINCIPAL         VALUE
                                                    AMOUNT            $
-----------------------------------------------------------------------------
Time Warner Entertainment Co., LP
   Series *
   8.375% due 03/15/23                                    135             165
Time Warner, Inc.
   6.750% due 04/15/11                                    105             118
   7.625% due 04/15/31                                    160             190
   7.700% due 05/01/32                                     20              24
TNP Enterprises, Inc.
   Series B
   10.250% due 04/01/10                                    70              75
Transcontinental Gas Pipe Line Corp.
   Series B
   8.875% due 07/15/12                                     35              43
Travelers Property Casualty Corp.
   5.000% due 03/15/13                                    110             109
TXU Corp.
   Series J
   6.375% due 06/15/06                                     40              42
TXU Electric Delivery Co.
   7.250% due 01/15/33                                    140             168
TXU Energy Co. LLC
   7.000% due 03/15/13                                    205             233
Tyson Foods, Inc.
   8.250% due 10/01/11                                     90             107
Union Pacific Corp.
   5.750% due 10/15/07                                     45              48
   6.650% due 01/15/11                                     45              50
   6.125% due 01/15/12                                    195             213
Series MTNE
   6.790% due 11/09/07                                     35              38
Union Planters Corp.
   7.750% due 03/01/11                                    125             149
Univision Communications, Inc.
   7.850% due 07/15/11                                    135             160
UST, Inc. (N)
   6.625% due 07/15/12                                    200             226
Valero Logistics Operations, LP
   6.050% due 03/15/13                                    160             172
Verizon
   6.500% due 09/15/11                                     40              44
Verizon Florida, Inc.
   Series F
   6.125% due 01/15/13                                    130             140
Verizon Global Funding Corp.
   7.750% due 12/01/30                                     50              61
Verizon Wireless Capital LLC
   5.375% due 12/15/06                                    260             273
Washington Mutual, Inc.
   8.250% due 04/01/10                                    125             148
Waste Management, Inc.
   7.000% due 07/15/28                                    135             151
Wells Fargo & Co.
   4.950% due 10/16/13                                    155             159
Westar Energy, Inc.
   6.000% due 07/01/14                                     70              76
Weyerhaeuser Co.
   6.000% due 08/01/06                                     30              32
   6.750% due 03/15/12                                    250             283
Williams Gas Pipelines Central, Inc. (p)
   7.375% due 11/15/06                                    200             215
Witco Corp.
   7.750% due 04/01/23                                    115             108
   6.875% due 02/01/26                                    105              93
Wyeth
   5.500% due 03/15/13                                    100             103
   5.500% due 02/01/14                                    160             164
Xerox Corp.
   7.125% due 06/15/10                                    115             124
   6.875% due 08/15/11                                     65              69
Yum! Brands, Inc.
   8.875% due 04/15/11                                    230             287
Zurich Capital Trust I (p)
   8.376% due 06/01/37                                    370             419
                                                                 ------------
                                                                       64,121
                                                                 ------------

Emerging Markets Debt - 0.6%
Brazilian Government International Bond
   2.063% due 04/15/06                                    400             400
   2.125% due 04/15/09                                    935             907
Brazilian Government International Bond (N)
   10.500% due 07/14/14                                   245             275
Ecuador Government International Bond
   7.000% due 08/15/30                                  1,100             921
Federal Republic of Brazil
   6.000% due 04/15/24                                    610             543
                                                                 ------------
                                                                        3,046
                                                                 ------------

                                                  SHARES OR         MARKET
                                                  PRINCIPAL         VALUE
                                                    AMOUNT            $
-----------------------------------------------------------------------------

International Debt - 5.0%
Abbey National PLC (f)
   (Step Up, 06/15/08, 7.570%)
   6.700% due 06/29/49                                    275             301

                                                       Fixed Income III Fund  99

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  SHARES OR         MARKET
                                                  PRINCIPAL         VALUE
                                                    AMOUNT            $
-----------------------------------------------------------------------------
Abitibi-Consolidated, Inc.
   8.550% due 08/01/10                                    140             153
   8.850% due 08/01/30                                     60              61
Abitibi-Consolidated, Inc. (N)
   6.950% due 12/15/06                                    495             515
   6.000% due 06/20/13                                    115             110
America Movil SA de CV (p)
   5.750% due 01/15/15                                    155             154
Argent NIM Trust (p)
   Series 2003-N7 Class 2A1
   5.680% due 03/25/34                                     32              32
Argentina Government International Bond
   11.375% due 03/15/10                                    80              25
   11.375% due 01/30/17                                   320             102
Arlington Street CDO, Ltd. (p)
   Series 2000-1A Class A2
   7.660% due 06/10/12                                    908             974
AXA
   8.600% due 12/15/30                                     85             111
Batterson Park CBO I, Ltd.
   Series 1998-1A Class A4
   6.130% due 01/02/11                                     48              49
Bombardier, Inc. (p)(N)
   6.300% due 05/01/14                                     --              --
Bowater Canada Finance
   7.950% due 11/15/11                                    220             238
Brazilian Government International Bond
   11.000% due 01/11/12                                   100             114
   8.875% due 04/15/24                                     95              91
Brazilian Government International Bond (N)
   9.250% due 10/22/10                                     90              96
British Sky Broadcasting PLC
   8.200% due 07/15/09                                    275             322
British Telecommunications PLC
   8.375% due 12/15/10                                    185             224
Canadian Oil Sands, Ltd. (p)
   4.800% due 08/10/09                                    140             143
Chile Government International Bond
   5.500% due 01/15/13                                  1,500           1,570
Colombia Government International Bond (N)
   10.750% due 01/15/13                                   210             243
Conoco Funding Co.
   6.350% due 10/15/11                                    595             668
Deutsche Telekom International Finance BV
   8.500% due 06/15/10                                    265             319
   8.750% due 06/15/30                                    360             475
Dominican Republic International Bond
   2.438% due 08/30/24                                    250             189
Dresdner Bank AG (p)
   10.375% due 08/17/09                                   318             351
EnCana Corp.
   6.500% due 08/15/34                                     60              65
Evergreen Funding, Ltd.
   2.665% due 11/15/10                                    320             307
Export-Import Bank Of Korea
   due 11/27/07                                            80              82
Export-Import Bank Of Korea (p)
   4.125% due 02/10/09                                    160             162
France Telecom SA
   7.950% due 03/01/06                                    750             798
   8.500% due 03/01/11                                    795             955
   9.250% due 03/01/31                                     70              94
Hutchison Whampoa International 03/13, Ltd. (p)
   6.500% due 02/13/13                                    120             128
Inco, Ltd.
   7.750% due 05/15/12                                     85             101
   7.200% due 09/15/32                                     90             104
Intelsat, Ltd.
   6.500% due 11/01/13                                    520             446
Juniper CBO, Ltd. (p)
   Series 1999-1A Class A1
   6.830% due 04/15/11                                    230             237
Korea Development Bank (N)
   4.250% due 11/13/07                                     45              46
Korea Electric Power Corp. (p)
   5.125% due 04/23/34                                     85              87
Mantis Reef, Ltd. (p)
   4.692% due 11/14/08                                    200             201
Mexico Government International Bond
   8.375% due 01/14/11                                    100             118
   6.375% due 01/16/13                                    100             106
   8.125% due 12/30/19                                    200             234
   8.300% due 08/15/31                                    590             682
Mexico Government International Bond (N)
   8.000% due 09/24/22                                    405             465
Mizuho Financial Group Cayman, Ltd. (p)
   5.790% due 04/15/14                                    845             879

 100  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  SHARES OR         MARKET
                                                  PRINCIPAL         VALUE
                                                    AMOUNT            $
-----------------------------------------------------------------------------
Morgan Stanley Bank AG for OAO Gazprom (p)
   9.625% due 03/01/13                                    110             127
Nexen, Inc.
   5.050% due 11/20/13                                     80              80
Oil Insurance, Ltd. (p)
   5.150% due 08/15/33                                    430             439
Peru Government International Bond
   9.125% due 02/21/12                                    100             112
Petro-Canada
   5.350% due 07/15/33                                     70              65
Petroleos Mexicanos (N)
   9.500% due 09/15/27                                     55              68
Petroleum Geo-Services ASA (N)
   8.000% due 11/05/06                                    220             224
Province of Quebec
   5.000% due 07/17/09                                     25              26
   7.500% due 07/15/23                                    300             384
PTC International Finance II SA
   11.250% due 12/01/09                                   240             254
Ras Laffan Liquefied Natural Gas Co., Ltd. (p)
   8.294% due 03/15/14                                     85             101
Royal Bank of Scotland Group PLC (f)
   Series 1
   9.118% due 03/31/10                                    600             738
Royal KPN NV
   8.000% due 10/01/10                                    160             191
Russia Government International Bond (p)
   5.000% due 03/31/30                                    615             616
Salomon Brothers AG for OAO Siberian Oil Co.
   11.500% due 02/13/07                                    55              60
Series REGS
   10.750% due 01/15/09                                   445             491
Santander Financial Issuances
   6.375% due 02/15/11                                    180             201
Sanwa Finance Aruba AEC
   8.350% due 07/15/09                                    170             200
Sappi Papier Holding AG (p)
   6.750% due 06/15/12                                     65              72
Shaw Communications, Inc.
   8.250% due 04/11/10                                    185             212
Shaw Communications, Inc.
   7.200% due 12/15/11                                     65              72
SingTel Optus Finance Pty, Ltd. (p)
   8.125% due 06/15/09                                    150             175
Smurfit Capital Funding PLC
   6.750% due 11/20/05                                    360             372
South Street CBO, Ltd.
   Series 1999-1A Class A1
   7.160% due 07/01/11                                    267             240
Stora Enso OYJ
   7.375% due 05/15/11                                    105             122
Systems 2001 AT LLC (p)
   7.156% due 12/15/11                                    179             194
   6.664% due 09/15/13                                    143             159
Telecom Italia Capital SA
   5.250% due 11/15/13                                    305             312
   6.375% due 11/15/33                                    145             150
Telecom Italia Capital SA (p)
   4.000% due 01/15/10                                    370             367
   6.000% due 09/30/34                                    135             133
Telefonos de Mexico SA de CV
   4.500% due 11/19/08                                    240             242
TELUS Corp.
   7.500% due 06/01/07                                    240             264
   8.000% due 06/01/11                                    555             656
TPSA Finance BV (p)
   7.750% due 12/10/08                                     --              --
Tyco International Group SA (N)
   6.375% due 10/15/11                                    700             779
Weatherford International, Ltd.
   4.950% due 10/15/13                                    220             222
Western Oil Sands, Inc.
   8.375% due 05/01/12                                    145             169
WPP Finance UK Corp. (p)(N)
   5.875% due 06/15/14                                    115             119
                                                                 ------------
                                                                       23,335
                                                                 ------------

Mortgage-Backed Securities - 31.6%
Banc of America Commercial Mortgage, Inc.
   Series 2004-2 Class A2
   3.520% due 11/10/38                                    160             158
   Series 2004-3 Class A3
   4.875% due 06/10/39                                    675             702
   Series 2004-4 Class A3
   4.128% due 07/10/42                                    455             459
Banc of America Funding Corp.
   Series 2004-3 Class 2A1
   4.750% due 09/25/19                                    317             318
   Series 2004-3 Class 2A2
   5.000% due 09/25/19                                    277             280

                                                      Fixed Income III Fund  101

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  SHARES OR         MARKET
                                                  PRINCIPAL         VALUE
                                                    AMOUNT            $
-----------------------------------------------------------------------------
Bank of America Alternative Loan Trust
   Series 2003-10 Class 2A1
   6.000% due 12/25/33                                    321             330
   Series 2004-10 Class 1CB1
   6.000% due 11/25/34                                    180             185
   Series 2004-2 Class 1A1
   6.000% due 03/25/34                                    173             179
Bank of America Mortgage Securities
   Series 2004-1 Class 5A1
   6.500% due 09/25/33                                     46              48
Bank of America Mortgage Securities (E)
   Series 2003-D Class 1A2
   3.428% due 05/25/33                                     14              14
   Series 2003-I Class 2A4
   3.828% due 10/25/33                                    265             265
   Series 2004-A Class 1A1
   3.463% due 02/25/34                                    144             144
   Series 2004-E Class 1A1
   3.550% due 06/25/34                                    243             243
   Series 2004-G Class 2A6
   4.657% due 08/25/34                                    245             249
Countrywide Alternative Loan Trust
   Series 2004-J7 Class 1A2
   4.673% due 08/25/34                                    585             587
Countrywide Alternative Loan Trust (E)
   Series 2004-J5 Class 1A1
   2.123% due 07/25/34                                    154             154
Countrywide Home Loan Mortgage Pass Through
   Trust
   Series 2004-J6 Class 3A1
   5.000% due 08/25/19                                    315             318
CS First Boston Mortgage Securities Corp.
   Series 2002-18 Class 1AIO Interest Only
   7.500% due 06/25/32                                    725              --
   Series 2002-22 Class 1AIO Interest Only
   8.000% due 07/25/32                                    590               8
   Series 2003-23 Class 6A1
   6.500% due 09/25/33                                    201             206
   Series 2003-29 Class 5A1
   7.000% due 12/25/33                                    232             243
   Series 2004-1 Class 3A1
   7.000% due 02/25/34                                     74              78
Deutsche ALT-A Securities, Inc. Alternate Loan
   Trust
   Series 2003-3 Class 2A3
   4.500% due 10/25/33                                    140             141
Deutsche Mortgage Securities, Inc.
   Series 2004-4 Class 1A2
   4.010% due 04/25/34                                    145             146
DLJ Mortgage Acceptance Corp. (E)
   Series 1996-Q5 Class A1
   2.433% due 06/25/26                                     53              53
Fannie Mae
   15 Year TBA (I)
   4.500%                                               2,450           2,456
   5.000%                                              10,100          10,306
   5.500%                                               5,000           5,175
   30 Year TBA (I)
   5.000%                                              10,190          10,153
   5.500%                                              22,345          22,751
   6.000%                                              12,470          12,916
   6.500%                                              13,010          13,678
   7.000%                                                 560             594
   7.500%                                                 110             118
   6.000% due 2016                                         55              58
   5.000% due 2017                                         18              18
   5.500% due 2017                                        941             975

                                                  SHARES OR         MARKET
                                                  PRINCIPAL         VALUE
                                                    AMOUNT            $
-----------------------------------------------------------------------------
   6.000% due 2017                                        118             124
   6.500% due 2017                                        101             107
   4.500% due 2018                                      1,082           1,088
   5.000% due 2018                                      1,676           1,713
   10.000% due 2018                                        71              80
   4.500% due 2019                                      1,045           1,049
   10.000% due 2024                                        70              78
   7.500% due 2027                                         47              50
   7.000% due 2028                                         71              76
   5.500% due 2029                                        806             824
   7.000% due 2029                                        316             337
   7.500% due 2029                                        192             207
   8.000% due 2029                                         27              29
   8.500% due 2029                                          6               6
   7.000% due 2030                                         16              17
   7.500% due 2030                                        132             142
   8.500% due 2030                                        669             729
   9.500% due 2030                                        159             179
   7.000% due 2031                                      1,103           1,172
   7.500% due 2031                                        507             544
   8.000% due 2031                                        712             773
   8.500% due 2031                                        612             666
   6.500% due 2032                                         16              17
   7.000% due 2032                                        579             615

 102  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  SHARES OR         MARKET
                                                  PRINCIPAL         VALUE
                                                    AMOUNT            $
-----------------------------------------------------------------------------
   7.500% due 2032                                        430             461
   8.000% due 2032                                         91              99
   5.000% due 2033                                      1,928           1,929
   5.500% due 2033                                        758             773
   6.500% due 2033                                        318             335
   5.500% due 2034                                      4,603           4,611
   6.500% due 2034                                        473             498
   Series 1992-10 Class ZD
   8.000% due 11/25/21                                  1,580           1,646
   Series 1996-46 Class ZA
   7.500% due 11/25/26                                    157             168
   Series 1997-281 Class 2 Interest Only
   9.000% due 11/01/26                                     75              15
   Series 2000-306 Class IO Interest Only
   8.000% due 05/01/30                                     90              18
   Series 2001-317 Class 2 Interest Only
   8.000% due 08/01/31                                    101              18
   Series 2002-320 Class 2 Interest Only
   7.000% due 03/01/32                                     45               9
   Series 2003-16 Class NI Interest Only
   5.000% due 02/25/15                                    605              41
   Series 2003-25 Class IK Interest Only
   7.000% due 04/25/33                                    223              38
   Series 2003-32 Class UI Interest Only
   6.000% due 05/25/33                                    223              41
   Series 2003-33 Class IA Interest Only
   6.500% due 05/25/33                                    337              58
   Series 2003-82 Class IA Interest Only
   6.000% due 08/25/32                                    359              49
   Series 2003-82 Class WI Interest Only
   6.000% due 08/25/32                                     94              13
   Series 2004-27 Class JC
   5.000% due 05/25/34                                    583             581
Fannie Mae (E)
   4.063% due 11/01/25                                     57              58
   3.632% due 08/01/26                                    392             406
   Series 2002-50 Class SC Interest Only
   6.168% due 12/25/29                                     88               5
Fannie Mae Grantor Trust
   Series 2001-T8 Class A2
   9.500% due 07/25/41                                    152             172
Fannie Mae Whole Loan
   Series 2003-W14 Class 1A5
   4.710% due 09/25/43                                     35              35
   Series 2003-W17 Class 1A6
   5.310% due 08/25/33                                  1,700           1,732
   Series 2003-W19 Class 1A2
   3.471% due 11/25/33                                    150             150
   Series 2004-W9 Class 2A1
   6.500% due 02/25/44                                    213             222
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2003-58 Class 1A2
   3.108% due 05/25/35                                    150             149
   Series 2003-58 Class 2A
   6.500% due 09/25/43                                    197             208
   Series 2004-H017 Class A1
   2.614% due 07/15/11                                  1,433           1,431
First Horizon Asset Securities, Inc.
   Series 2003-5 Class 1A17
   8.000% due 07/25/33                                     79              83
   Series 2004-6 Class 2A1
   5.000% due 10/25/19                                    219             220
First Horizon Asset Securities, Inc. (E)
   Series 2004-AR5 Class 4A1
   5.710% due 10/25/34                                    304             309
First Nationwide Trust (E)
   Series 2001-4 Class 3A5
   2.533% due 09/25/31                                     43              43
First Union-Lehman Brothers-Bank of America
   Series 1998-C2 Class A2
   6.560% due 11/18/35                                    420             457

                                                  SHARES OR         MARKET
                                                  PRINCIPAL         VALUE
                                                    AMOUNT            $
-----------------------------------------------------------------------------
Freddie Mac
   15 Year TBA (I)
   5.000%                                                 800             816
   5.500%                                                 825             852
   30 Year TBA (I)
   5.500%                                               4,335           4,415
   6.000%                                                 780             808
   6.000% due 2016                                        101             106
   8.500% due 2017                                        101             112
   10.500% due 2017                                        37              42
   5.000% due 2018                                        148             151
   5.500% due 2019                                      1,852           1,920
   10.000% due 2020                                        96             108
   8.500% due 2025                                         35              38

                                                      Fixed Income III Fund  103

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  SHARES OR         MARKET
                                                  PRINCIPAL         VALUE
                                                    AMOUNT            $
-----------------------------------------------------------------------------
   8.500% due 2027                                        190             209
   7.000% due 2030                                        226             240
   7.500% due 2030                                        342             368
   8.000% due 2030                                        137             149
   7.000% due 2031                                        371             394
   7.500% due 2031                                         34              36
   8.000% due 2031                                         57              62
   7.500% due 2032                                        372             397
   5.000% due 2033                                      1,223           1,225
   5.500% due 2033                                      1,340           1,368
   6.500% due 2033                                        104             109
   7.000% due 2033                                         90              96
   5.000% due 2034                                        483             482
   6.000% due 2034                                        697             722
   Series 1991-1037 Class Z
   9.000% due 02/15/21                                    129             129
   Series 1998-191 Class IO Interest Only
   8.000% due 01/01/28                                     60              11
   Series 1998-194 Class IO Interest Only
   6.500% due 04/01/28                                    204              35
   Series 2001-212 Class IO Interest Only
   6.000% due 05/01/31                                    162              29
   Series 2001-215 Class IO Interest Only
   8.000% due 06/01/31                                    134              24
   Series 2002-2468 Class VC
   6.000% due 10/15/27                                    239             240
   Series 2003-2591 Class IQ Interest Only
   5.000% due 06/15/17                                    527              71
   Series 2003-2610 Class UI Interest Only
   6.500% due 05/15/33                                    236              41
   Series 2003-2613 Class DI Interest Only
   5.500% due 05/15/27                                    556              48
   Series 2003-2632 Class IA Interest Only
   5.000% due 06/15/22                                  1,438             113
   Series 2003-2634 Class IO Interest Only
   5.000% due 10/15/27                                  1,074             124
   Series 2003-2644 Class IC Interest Only
   5.000% due 05/15/22                                  1,140             134
   Series 2003-2649 Class IM Interest Only
   7.000% due 07/15/33                                    311              45
Freddie Mac (E)
   3.667% due 07/01/27                                    114             117
   4.035% due 01/01/28                                     77              79
   3.596% due 09/01/28                                     89              92
   7.827% due 07/01/30                                     16              17
   3.718% due 04/01/34                                    245             249
Ge Capital Commercial Mortgage Corp.
   Series 2004-C2 Class A4
   4.893% due 03/10/40                                  1,105           1,126
Ginnie Mae I
   30 Year TBA (I)
   5.000%                                                 660             662
   5.500%                                                 850             869
   6.500%                                                 370             391
   10.500% due 2016                                        34              39
   11.000% due 2020                                       101             117
   10.000% due 2022                                        77              86
   7.500% due 2024                                         51              55
   6.500% due 2032                                        342             362
   7.500% due 2032                                         72              77
Ginnie Mae II (E)
   4.625% due 2023                                        108             109
   4.750% due 2023                                         39              40
   4.625% due 2024                                        300             305
   4.750% due 2024                                        322             325
   3.375% due 2025                                        377             381
   4.750% due 2025                                         10              10
   4.625% due 2026                                        147             150

                                                  SHARES OR         MARKET
                                                  PRINCIPAL         VALUE
                                                    AMOUNT            $
-----------------------------------------------------------------------------
   3.375% due 2027                                        270             272
   4.625% due 2027                                         21              21
   4.750% due 2027                                        195             198
   3.375% due 2028                                          8               8
   3.375% due 2030                                        572             579
   3.000% due 2034                                        490             487
Ginnie Mae II
   30 Year TBA (I)
   5.500%                                                 135             138
GMAC Commercial Mortgage Securities, Inc.
   Series 1998-C2 Class A2
   6.420% due 05/15/35                                    430             469
Government National Mortgage Association
   Series 2002-62 Class B
   4.763% due 01/16/25                                    160             165

 104  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  SHARES OR         MARKET
                                                  PRINCIPAL         VALUE
                                                    AMOUNT            $
-----------------------------------------------------------------------------
Government National Mortgage Association (E)
   Series 1999-27 Class SE Interest Only
   6.711% due 08/16/29                                    322              36
   Series 1999-44 Class SA
   Interest Only
   6.661% due 12/16/29                                    313              33
   Series 2000-29 Class S
   Interest Only
   6.590% due 09/20/30                                    117              10
   Series 2002-27 Class SA
   Interest Only
   6.111% due 05/16/32                                    180              15
Greenwich Capital Commercial Funding Corp.
   Series 2004-GG1 Class A7
   5.317% due 06/10/36                                    810             849
GS Mortgage Securities Corp. II
   Series 2004-GG2 Class A6
   5.396% due 08/10/38                                    915             963
GSMPS Mortgage Loan Trust (p)
   Series 1998-3 Class A
   7.750% due 09/19/27                                     94             102
   Series 1999-3 Class A
   8.000% due 08/19/29                                    163             178
GSR Mortgage Loan Trust
   Series 2004-7 Class 1A1
   3.470% due 06/25/34                                    902             895
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2002-C1 Class A3
   5.376% due 07/12/37                                    140             148
   Series 2003-C1 Class A2
   4.985% due 01/12/37                                    155             160
   Series 2004-LN2 Class A1
   4.475% due 07/15/41                                    611             622
JP Morgan Chase Commercial Mortgage Securities
   Corp. (E)(p)
   Series 2004-FL1A Class A1
   2.059% due 04/16/19                                    399             399
MASTR Alternative Loans Trust
   Series 2003-6 Class 3A1
   8.000% due 09/25/33                                     94              99
   Series 2003-9 Class 1A1
   5.500% due 12/25/18                                    252             263
Mellon Residential Funding Corp. (E)
   Series 2000-TBC2 Class A1
   2.110% due 06/15/30                                    592             590
Merrill Lynch Mortgage Trust
   Series 2004-MKB1 Class A2
   4.353% due 02/12/42                                    580             592
Merrill Lynch Mortgage Trust (p)
   Series 2002-MW1 Class J
   5.695% due 07/12/34                                    185             185
Morgan Stanley Capital I
   Series 2004-HQ3 Class A2
   4.050% due 01/13/41                                    595             597
Nomura Asset Acceptance Corp.
   Series 2004-AP1 Class A2
   3.238% due 03/25/34                                    175             175
   Series 2004-AP2 Class A2
   4.099% due 07/25/34                                    195             198
   Series 2004-AP3 Class A3                               730             730
Nomura Asset Securities Corp.
   Series 1998-D6 Class A1B
   6.590% due 03/15/30                                    210             230
PNC Mortgage Securities Corp.
   Series 2000-4 Class CB2
   6.836% due 06/25/30                                    100             100
   Series 2000-4 Class CB3
   6.836% due 06/25/30                                     56              56
Prime Mortgage Trust
   Series 2004-CL1 Class 1A1
   6.000% due 02/25/34                                    168             172
Prime Mortgage Trust (E)
   Series 2004-CL1 Class 1A2
   2.333% due 02/25/34                                    112             112
   Series 2004-CL1 Class 2A2
   2.333% due 02/25/19                                     59              59
Residential Asset Mortgage Products, Inc.
   Series 2004-SL1 Class A3
   7.000% due 11/25/31                                    195             206
Structured Asset Securities Corp.
   Series 2002-22H Class 1A
   6.997% due 11/25/32                                     76              79
   Series 2004-12H Class 1A
   6.000% due 05/25/34                                    276             285
Thornburg Mortgage Securities Trust (E)
   Series 2004-2 Class A2
   2.083% due 06/25/44                                    178             178
Vendee Mortgage Trust
   Series 2000-1 Class 2G
   7.250% due 06/15/09                                    260             268

                                                      Fixed Income III Fund  105

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  SHARES OR         MARKET
                                                  PRINCIPAL         VALUE
                                                    AMOUNT            $
-----------------------------------------------------------------------------
Washington Mutual
   Series 2004-CB3 Class 1A
   6.000% due 10/25/34                                    132             137
   Series 2004-CB3 Class 4A
   6.000% due 10/25/19                                    343             352
Washington Mutual (E)
   Series 2003-AR4 Class A7
   3.950% due 05/25/33                                     72              72
   Series 2003-AR9 Class 1A7
   4.062% due 09/25/33                                    258             258
   Series 2004-AR10 Class A2C
   2.193% due 07/25/44                                    146             147
   Series 2004-AR12 Class A3
   2.200% due 10/25/44                                    350             350
Wells Fargo Mortgage Backed Securities Trust
   Series 2004-I Class 1A1
   3.395% due 07/25/34                                    195             195
Wells Fargo Mortgage Backed Securities Trust (E)
   Series 2003-K Class 2A5
   4.522% due 11/25/33                                    160             157
   Series 2003-M Class A1
   4.743% due 12/25/33                                    274             273
   Series 2004-O Class A1
   4.954% due 08/25/34                                    239             239
                                                                 ------------
                                                                      148,437
                                                                 ------------
Municipal Bonds - 0.8%
Badger TOB Asset Securitization Corp. Revenue
   Bonds
   6.375% due 06/01/32                                    800             748
City of Colorado Springs Colorado Revenue Bonds
   5.000% due 11/15/33                                    200             206
City of Forsyth Montana Revenue Bonds (E)
   5.200% due 05/01/33                                     70              74
Colorado Department of Transportation Revenue
   Bonds
   5.000% due 12/15/13                                    480             540
Golden State Tobacco Securitization Corp.
   Revenue Bonds
   5.625% due 06/01/38                                    140             148
Metropolitan Transportation Authority Revenue
   Bonds
   5.000% due 11/15/32                                    200             206
Metropolitan Washington Airports Authority
   Revenue Bonds
   5.000% due 10/01/34                                    130             132
New Jersey Economic Development Authority
   Revenue Bonds
   5.750% due 06/15/34                                    235             241
Puerto Rico Public Buildings Authority Revenue
   Bonds
   5.250% due 07/01/33                                    325             339
Sales Tax Asset Receivables Corp. Revenue Bonds
   5.250% due 10/15/27                                    215             231
State of California General Obligation Unlimited
   5.250% due 07/01/13                                    190             216
   5.000% due 02/01/33                                    100             101
State of Illinois General Obligation Unlimited
   5.100% due 06/01/33                                    150             145
State of Oregon General Obligation Unlimited
   5.892% due 06/01/27                                    175             189
West Virginia Economic Development Authority
   Revenue Bonds
   5.370% due 07/01/20                                     65              67
   6.070% due 07/01/26                                    200             211
                                                                 ------------
                                                                        3,794
                                                                 ------------

Non-US Bonds - 1.1%
Bank Nederlandse Gemeenten
   5.000% due 02/04/08                               AUD  410             301
BAT International Finance PLC
   4.875% due 02/25/09                               EUR   80             106
Deutsche Bundesrepublik
   5.250% due 01/04/11                               EUR  485             683
   5.000% due 07/04/11                               EUR  335             465
Dexia Municipal Agency
   5.750% due 04/07/09                               NZD  490             324
France Telecom
   7.000% due 12/23/09                               EUR   45              66
KBC Bank Funding Trust I (f)
   6.875% due 06/30/49                               EUR  600             867
Olivetti Finance NV
   5.875% due 01/24/08                               EUR   45              62
United Kingdom Gilt
   4.000% due 03/07/09                               GBP  235             421
   5.750% due 12/07/09                               GBP  900           1,734
                                                                 ------------
                                                                        5,029
                                                                 ------------

 106  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  SHARES OR         MARKET
                                                  PRINCIPAL         VALUE
                                                    AMOUNT            $
-----------------------------------------------------------------------------
Registered Investment Company Funds - 0.0%
Pacific Investment Management Co. Series High
   Yield Portfolio Institutional                        6,002              51
                                                                 ------------
United States Government Agencies - 1.7%
Fannie Mae
   5.250% due 08/01/12                                    395             413
   Zero coupon due 10/09/19                               920             407
Fannie Mae (N)
   2.375% due 02/15/07                                  1,425           1,409
   4.375% due 03/15/13                                    435             437
   4.625% due 05/01/13                                    145             145
   5.125% due 01/02/14                                    830             853
Financing Corp. Principal Only STRIP
   0.000% due 04/05/19                                    475             226
   0.000% due 09/26/19                                    535             247
Freddie Mac
   4.500% due 01/15/34                                    465             426
Freddie Mac (N)
   3.750% due 08/03/07                                    165             166
   2.750% due 03/15/08                                    280             277
   4.250% due 07/15/09                                  2,295           2,361
   5.125% due 11/07/13                                    530             534
                                                                 ------------
                                                                        7,901
                                                                 ------------
United States Government Treasuries - 12.8%
United States Treasury Inflation Indexed Bonds
   3.375% due 01/15/07 (sec.)                             957           1,025
   0.875% due 04/15/10                                  3,521           3,512
United States Treasury Inflation Indexed Bonds
   (N)
   3.875% due 01/15/09                                  1,502           1,704
   4.250% due 01/15/10                                  2,928           3,432
   3.500% due 01/15/11                                    109             125
   3.375% due 01/15/12                                  3,735           4,279
   3.000% due 07/15/12                                  3,699           4,141
   2.000% due 07/15/14                                  5,343           5,528
   2.375% due 01/15/25                                    176             184
United States Treasury Note
   8.875% due 02/15/19                                    200             291
   7.625% due 02/15/25                                    850           1,161
United States Treasury Note (N)
   4.625% due 05/15/06                                  3,495           3,613
   7.000% due 07/15/06                                    170             183
   2.500% due 09/30/06                                  3,100           3,097
   3.500% due 11/15/06                                  2,500           2,546
   4.375% due 05/15/07                                     20              21
   3.375% due 12/15/08                                  1,635           1,651
   6.500% due 02/15/10                                  2,550           2,934
   5.000% due 02/15/11                                    580             626
   5.000% due 08/15/11                                    350             378
   3.875% due 02/15/13                                  3,550           3,551
   4.250% due 08/15/13                                  1,210           1,237
   4.750% due 05/15/14                                    290             307
   4.250% due 08/15/14                                    315             321
   8.750% due 05/15/17                                    820           1,165
   8.125% due 08/15/19                                  4,950           6,838

                                                  SHARES OR         MARKET
                                                  PRINCIPAL         VALUE
                                                    AMOUNT            $
-----------------------------------------------------------------------------
   6.000% due 02/15/26                                  3,005           3,468
   6.125% due 08/15/29                                  2,060           2,432
   5.375% due 02/15/31 (sec.)                             425             462
                                                                 ------------
                                                                       60,212
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $339,974)                                                       349,106
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
-----------------------------------------------------------------------------
OPTIONS PURCHASED - 0.0%
(Number of Contracts)
Eurodollar Futures
   Mar 2005 94.75 Put (172)                            40,473               1
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $2)                                                                   1
                                                                 ------------

                                                  PRINCIPAL
                                                   AMOUNT $
                                                 ------------

COMMON STOCKS - 0.1%
Other Energy - 0.1%
Nexen, Inc.                                            13,980             368
                                                                 ------------

TOTAL COMMON STOCKS
(cost $350)                                                               368
                                                                 ------------

PREFERRED STOCKS - 0.3%
Financial Services - 0.3%
Centaur Funding Corp. (p)                             525,000             688

                                                      Fixed Income III Fund  107

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                   AMOUNT $         VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
DG Funding Trust (p)                                       59             634
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $1,141)                                                           1,322
                                                                 ------------

SHORT-TERM INVESTMENTS - 34.6%
ABN Amro North America (z)
   1.925% due 01/24/05                                    500             497
   1.940% due 01/31/05                                    800             794
ANZ Delaware, Inc. (c)(z)
   1.845% due 12/17/04                                  2,200           2,195
ASIF II
   1.200% due 01/26/05                           JPY  152,000           1,439
Barclays US Funding, LLC (z)
   1.800% due 12/08/04                                  2,400           2,385
   1.855% due 12/21/04 (c)                              1,200           1,197
   2.035% due 02/22/05                                    100              99
Bombardier Capital, Inc. (E)(p)(N)
   4.210% due 05/30/05                                    295             294
Bundesschatzanweisungen
   3.000% due 12/10/04                                  3,610           4,621
CBA (DE) Finance Discount Note (c)(z)
   1.850% due 12/20/04                                  1,200           1,197
Citibank New York Commercial Paper (c)(z)
   1.650% due 11/19/04                                  3,700           3,700
Danske Corp. Discount Note (z)
   1.665% due 11/22/04 (c)                              1,200           1,199
   1.725% due 12/03/04 (c)                                800             799
   1.785% due 12/16/04 (c)                                200             199
   1.790% due 12/20/04 (c)                              1,300           1,297
   2.035% due 02/14/05                                    200             199
European Investment Bank (c)(z)
   0.875% due 11/08/04                            JPY  14,000             132
   1.785% due 12/13/04                                  3,200           3,193
Fannie Mae Discount Note
   1.965% due 01/05/05                                    600             597
   1.968% due 01/05/05                                  3,300           3,286
   1.819% due 12/22/04                                  3,200           3,192
Federal Home Loan Bank Discount Note
   1.955% due 01/14/05                                    100             100
   1.797% due 11/17/04                                  4,200           4,196
   1.684% due 11/24/04                                  4,000           3,996
Federal Home Loan Bank System (N)
   4.125% due 01/14/05                                    310             311
Ford Credit Auto Owner Trust
   Series 2003-A Class A2A
   1.620% due 08/15/05                                      5               5
Ford Motor Credit Co. (z)
   2.520% due 04/07/05                                    600             593
Frank Russell Investment Company Money Market
   Fund                                            82,339,000          82,339
Freddie Mac Discount Note
   1.780% due 12/14/04                                  1,400           1,397
   1.919% due 01/04/05                                  1,300           1,295
   1.940% due 01/04/05                                    100             100
   1.985% due 01/25/05                                  2,100           2,089
Freddie Mac Discount Note (c)(z)
   1.950% due 01/18/05                                  1,200           1,194
General Electric Capital Corp. Discount Note (z)
   1.580% due 11/01/04 (c)                                800             800
   1.720% due 12/02/04 (c)                              2,400           2,397
   1.800% due 12/16/04 (c)                                300             299
   2.040% due 02/04/05                                    100              99
HBOS Treasury Services, PLC (z)
   1.725% due 12/01/04 (c)                              1,100           1,098
   1.780% due 12/08/04 (c)                              2,000           1,996
   2.070% due 02/22/05                                    200             199
ING US Funding, LLC (z)
   1.810% due 11/12/04                                    200             200
   1.660% due 11/22/04                                    100             100
   1.720% due 12/01/04                                    300             300

                                                  PRINCIPAL         MARKET
                                                   AMOUNT $         VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   1.790% due 12/10/04                                  3,100           3,095
International Bank for Reconstruction &
   Development
   4.750% due 12/20/04                             JPY  4,000              38
Italy Government International Bond
   5.000% due 12/15/04                             JPY  9,000              86
KFW International Finance
   1.000% due 12/20/04
                                                 JPY   47,000             444
Lone Star Industries (p)
   8.850% due 06/15/05                                    195             199
Newcourt Credit Group, Inc.
   Series B
   6.875% due 02/16/05                                     70              71
Niagara Mohawk Power Corp.
   7.625% due 10/01/05                                    435             452
Nordea North America, Inc. (c)(z)
   1.720% due 11/30/04                                  2,500           2,497
Residential Asset Mortgage Products, Inc.
   Series 2002-RZ4 Class AIO
   5.750% due 04/25/05                                    558              12
Royal Bank of Scotland (c)(z)
   1.630% due 11/03/04                                  1,300           1,300

 108  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                   AMOUNT $         VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Spintab Swedish Mortgage (z)
   1.615% due 11/01/04 (c)                                400             400
   1.740% due 12/02/04 (c)                              1,800           1,798
   1.960% due 01/26/05                                    100              99
Svenska Handlesbanken, Inc. (c)(z)
   1.625% due 11/04/04                                    200             200
   1.660% due 11/22/04                                    100             100
   1.730% due 12/02/04                                  2,900           2,895
   1.790% due 12/08/04                                    200             200
Swedbank Forenings (c)(z)
   1.800% due 12/20/04                                  1,300           1,297
Toyota Motor Credit Corp.
   1.000% due 12/20/04                             JPY  7,000              66
UBS Financial Delaware, LLC (z)
   1.665% due 11/23/04 (c)                              2,700           2,697
   1.735% due 12/03/04 (c)                                500             499
   1.785% due 12/14/04 (c)                                300             300
   1.850% due 12/21/04 (c)                                100             100
   2.030% due 02/22/05                                    100              99
Unicredit Delaware (c)(z)
   1.635% due 11/05/04                                  2,400           2,400
United States Treasury Bill (z)
   1.550% due 12/02/04 (c)(sec.)                          500             499
   1.558% due 12/02/04 (c)(sec.)                          150             150
   1.594% due 12/02/04 (c)(sec.)                           20              20
   1.630% due 12/16/04 (c)(sec.)                          865             863
   1.665% due 12/16/04 (c)                                500             499
   1.940% due 03/24/05 (sec.)                             500             496
   1.940% due 03/31/05 (sec.)                              75              74
Westpac Capital Corp. (c)(z)
   1.665% due 11/23/04                                    900             899
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $162,171)                                                       162,458
                                                                 ------------

WARRANTS & RIGHTS - 0.0%

Consumer Discretionary - 0.0%
Travelcenters of America, Inc. 2009 Warrants
   (AE)                                                    20              --
                                                                 ------------

Materials and Processing - 0.0%
Solutia, Inc. 2009 Warrants (AE)(p)                       450              --
                                                                 ------------

Miscellaneous - 0.0%
Mexico Government International Bond Value
   Recovery Rights (AE)
   Series C                                         2,000,000              40
   Series D                                         1,996,000              40
   Series E                                         1,300,000              15
                                                                 ------------
                                                                           95
                                                                 ------------

Utilities - 0.0%

                                                  PRINCIPAL         MARKET
                                                   AMOUNT $         VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
GT Group Telecom, Inc. 2010 Warrants(AE)(p)(SS)           450              --
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $94)                                                                 95
                                                                 ------------

OTHER SECURITIES - 13.4%
Frank Russell Investment Company Money Market
   Fund (X)                                        25,113,179          25,113
State Street Securities Lending Quality Trust
   (X)                                             37,741,020          37,741
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $62,854)                                                         62,854
                                                                 ------------

TOTAL INVESTMENTS - 122.7%
(identified cost $566,586)                                            576,204

OTHER ASSETS AND LIABILITIES
NET - (22.7%)                                                        (106,749)
                                                                 ------------

NET ASSETS - 100.0%                                                   469,455
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                      Fixed Income III Fund  109

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
10 Year Japan Government Bond Futures
   expiration date 12/04 (1)                                1,305                 16

Euribor Futures (UK)
   expiration date 06/05 (2)                                  624                  2
   expiration date 09/05 (1)                                  244                  1

Eurodollar Futures
   expiration date 12/04 (33)                               8,058                 (2)
   expiration date 06/05 (1)                                  312                 --
   expiration date 09/05 (116)                             28,165                 49
   expiration date 12/05 (12)                               2,907                 14

Germany, Federal Republic 5 Year Bonds
   expiration date 12/04 (26)                               3,736                 37

Germany, Federal Republic 10 Year Bonds
   expiration date 12/04 (125)                             18,698                200

United States Treasury Bonds
   expiration date 12/04 (37)                               4,212                 74

United States Treasury 2 Year Notes
   expiration date 12/04 (83)                              17,577                 39

United States Treasury 5 Year Notes
   expiration date 12/04 (14)                               1,559                 (3)

United States Treasury 10 Year Notes
   expiration date 12/04 (177)                             20,101                170

Short Positions
United States Treasury 5 Year Notes
   expiration date 12/04 (1)                                  111                 (1)

United States Treasury 10 Year Notes
   expiration date 12/04 (95)                              10,788               (188)
   expiration date 03/05 (8)                                  904                 --
                                                                     ---------------

Total Unrealized Appreciation
   (Depreciation) on Open Futures Contracts                                      408
                                                                     ===============

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Euribor Futures
   Dec 2004 97.00 (EUR) Put (3)                               931                 --
   Jun 2005 94.25 (GBP) Put (7)                             1,515                 --
                                                                     ---------------

United States Treasury Notes
10 Year Futures
   Nov 2004 114.00 Call (77)                                8,778                (43)
   Nov 2004 110.00 Put (51)                                 5,610                 (3)
   Nov 2004 111.00 Put (18)                                 1,998                 (2)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $94)                                                       (48)
                                                                     ===============

See accompanying notes which are an integral part of the financial statements.

 110  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             125      EUR           100    11/02/04                  2
USD             128      EUR           100    12/09/04                  1
USD             128      EUR           100    12/09/04                 --
USD           1,049      EUR           820    12/10/04                 --
USD           1,376      EUR         1,090    12/10/04                 18
EUR             100      USD           128    11/02/04                 --
EUR              82      USD           100    11/29/04                 (4)
EUR             943      USD         1,187    12/09/04                (19)
EUR           2,760      USD         3,341    12/10/04               (190)
EUR             102      USD           129    01/26/05                 (2)
                                                           --------------

                                                                     (194)
                                                           ==============

  See accompanying notes which are an integral part of the financial statements.

                                                      Fixed Income III Fund  111

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands

INDEX SWAPS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                    NOTIONAL                                                 APPRECIATION
        FUND RECEIVES                COUNTER         AMOUNT            FUND PAYS           TERMINATION      (DEPRECIATION)
     UNDERLYING SECURITY              PARTY             $            FLOATING RATE             DATE               $
------------------------------   ----------------   ---------   -----------------------   --------------   ----------------
Lehman Brothers                                                 1 Month USD LIBOR-
   CMBS Index - AAA              Lehman Brothers        1,125      BBA minus 0.450%          01/01/05                    44

Lehman Brothers                                                 1 Month USD LIBOR-
   CMBS US High Yield Index      Lehman Brothers          620      BBA minus 0.300%          11/30/04                     9
                                                                                                           ----------------
                                                                                                                         53
                                                                                                           ================

INTEREST RATE SWAPS
-------------------------------------------------------------------------------------------------------------------
                               NOTIONAL                                                                  MARKET
        COUNTER                 AMOUNT                                                 TERMINATION       VALUE
         PARTY                    $             FUND RECEIVES         FUND PAYS           DATE             $
-----------------------  --------------------   --------------   --------------------  -----------   --------------
Barclay's                   GBP           700           5.000%   Six Month LIBOR        06/18/34                (26)
Barclay's                   USD         1,200           4.000%   Three Month LIBOR      12/15/06                 24
Goldman                     USD         1,800           5.000%   Three Month LIBOR      12/15/14                (70)
JP Morgan                   GBP           200           5.000%   Six Month LIBOR        06/18/34                 (7)
JP Morgan                   EUR         1,300           6.000%   Six Month LIBOR        06/18/34                 97
Lehman Brothers             USD           600           5.000%   Three Month LIBOR      12/15/14                (23)
Lehman Brothers             USD         2,100           6.000%   Three Month LIBOR      12/15/24               (242)
Merrill Lynch               EUR         1,400           4.000%   Six Month LIBOR        03/15/07                 43
UBS                         USD         2,400           4.000%   Three Month LIBOR      12/15/09                 27
UBS                         JPY       125,000           2.000%   Six Month LIBOR        06/15/12                (56)
                                                                                                     --------------

Total Market Value of Interest Rate Swaps premiums paid
   (received) - ($209)                                                                                         (233)
                                                                                                     ==============

See accompanying notes which are an integral part of the financial statements.

 112  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands

                                                       % OF
                                                        NET
PORTFOLIO SUMMARY (UNAUDITED)                         ASSETS
-----------------------------------------------------------------
Asset-Backed Securities                                       7.5
Corporate Bonds and Notes                                    13.6
Emerging Markets Debt                                         0.6
International Debt                                            5.0
Mortgage-Backed Securities                                   31.2
Municipal Bonds                                               0.8
Non-US Bonds                                                  1.1
Registered Investment Company Funds                            --*
United States Government Agencies                             1.7
United States Government Treasuries                          12.8
Options Purchased                                              --*
Common Stocks                                                 0.1
Preferred Stocks                                              0.3
Short-Term Investments                                       34.6
Warrants & Rights                                              --*
Other Securities                                             13.4
                                                  ---------------
Total Investments                                           122.7
Other Assets and Liabilities                               (22.7)
                                                  ---------------

Net Assets                                                  100.0
                                                  ===============
Futures Contracts                                             0.1
Options Written                                                --*
Foreign Currency Contracts                                     --*
Index Swap Contracts                                           --*
Interest Rate Swap Contracts                                   --*

* Less than .05%

  See accompanying notes which are an integral part of the financial statements.

                                                      Fixed Income III Fund  113

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
(GRAPHIC)

                                                                EMERGING MARKETS - CLASS S++               MSCI EMF **
                                                                ----------------------------               -----------
Inception*                                                                 10000                              10000
1995                                                                        8180                               8059
1996                                                                        9065                               8581
1997                                                                        9035                               7853
1998                                                                        6349                               5420
1999                                                                        7640                               7838
2000                                                                        7152                               7148
2001                                                                        5443                               5471
2002                                                                        5765                               5933
2003                                                                        8548                               8825
2004                                                                       10362                              10537

Emerging Markets Fund - Class S
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,122              21.22%
5 Years                $      13,563               6.28%sec.
10 Years               $      10,362               0.36%sec.

Emerging Markets Fund - Class E ++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,088              20.88%
5 Years                $      13,434               6.07%sec.
10 Years               $      10,246               0.24%sec.

Emerging Markets Fund - Class C ++++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,004              20.04%
5 Years                $      12,957               5.31%sec.
10 Years               $       9,835              (0.17)%sec.

MSCI Emerging Markets Free Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,940              19.40%
5 Years                $      13,443               6.10%sec.
10 Years               $      10,537               0.52%sec.

 114  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to provide long term capital growth.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDING OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2004, the Emerging Markets Fund Class S, Class E and Class C shares gained 21.22%, 20.88% and 20.04%, respectively. This compared to the Morgan Stanley Capital International Emerging Markets ("MSCI EM") Index, which gained 19.40% during the same period. Class S, Class E and Class C performance is net of operating expenses of 1.83%, 2.07% and 2.83%, respectively. Index returns are unmanaged and do not include expenses of any kind.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MANAGERS.

The Fund's over performance relative to benchmark was a result of positive stock selection, particularly in the two largest countries of the benchmark -- South Korea and South Africa -- as well as in Thailand. The Fund's value manager, AllianceBernstein performed particularly well in these countries, as did two of the Fund's market-oriented managers, Genesis and Arrowstreet.

Country allocation decisions also added to return relative to benchmark. In general, the Fund was underweight countries with large weights in the MSCI EM Index and overweight in those with smaller weights. This was beneficial as the larger-weighted countries in the MSCI EM Index generally underperformed their smaller counterparts.

The Fund's policy of being fully invested helped it keep pace with a strong performing market.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THEY ARE POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

For the six months ending April 2004, emerging markets continued the rally that began in March 2003 when investors looked past events in Iraq in anticipation of a low global interest rate environment and global economic recovery. The Fund's money managers generally kept pace with the benchmark in this environment. In April 2004, sentiment towards emerging markets was negatively impacted by concerns over higher US interest rates, rising energy prices and the likelihood of an economic slowdown in China. Markets fell as a result and reached their lows for the year in mid-May before subsequently rebounding on the basis that these fears appeared misplaced. Value stocks and smaller, high beta stocks (i.e., stocks that exaggerate benchmark index movements) outperformed in this environment and more value-oriented money managers successfully took advantage of this. Overall, the Fund was positioned towards these types of stocks which contributed to performance. The Fund's money managers continued to seek broad diversification across markets and exposure to stocks offering what they believed to be attractive growth and value characteristics.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MANAGER LINE-UP?

On March 1, 2004, the Fund's investment objective was changed and its investment objective was reclassified from "fundamental" to "non-fundamental." A non-fundamental investment objective may be changed by the Fund's Board of Trustees without shareholder approval. The Fund's prior investment objective was to provide maximum total return primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities. The change to the investment objective did not affect materially the manner in which the Fund is managed.

Foreign & Colonial, one of the Fund's market-oriented managers, was replaced by Wells Capital Management, a market-oriented manager that runs a very high conviction, concentrated portfolio. As a result of this change, the allocations to the Fund's other market-oriented managers, Genesis and Arrowstreet, were increased.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE MULTI-MANAGER FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

Strong stock selection contributed most to the Fund's performance relative to benchmark. This was particularly true in South Africa where the money managers owned domestic stocks rather than exporters, which proved beneficial given the strength of the Rand over the period. In Korea, good stock selection also boosted returns as the money managers underweighted the poorly performing technology sector and instead focused on domestically-driven stocks such as those in the consumer sector. AllianceBernstein had the best performance of the money managers in these two markets. Country allocation added to returns also, especially in Asia. The Fund maintained an underweight position in the technology-heavy country of Taiwan, which was the worst performing country in the benchmark as technology stocks declined globally. Genesis benefited most from this underweight. Outside of Asia, the money managers overweighted Brazil stocks, which rose strongly because of strong commodity prices and an improving economy. AllianceBernstein and Arrowstreet benefited the most from this overweight. The biggest detractors from Fund performance relative to benchmark include the Fund's underweight position in Polish stocks, which rose as the economy continued to recover, and stock selection in Russia, where the holding in Yukos underperformed.

                                                      Emerging Markets Fund  115

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

The Fund's value money manager, AllianceBernstein, produced the highest returns, benefiting from its exposure to value stocks and smaller markets, which outperformed over the year. Arrowstreet outperformed the benchmark, due to good stock and country selection. Genesis also outperformed the benchmark due to its exposure to smaller markets, non-index stocks and its underweight position in countries with large weights in the benchmark. T. Rowe Price performed broadly in line with the benchmark in a difficult environment for growth-oriented money managers. Foreign & Colonial underperformed the benchmark due to poor stock selection.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR STOCK SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

Overall the environment was broadly favorable for active management, especially for value-oriented money managers, which benefited from the trends noted above. Growth-oriented money managers found the environment difficult as better quality companies underperformed. The money managers' stock selection and country allocation decisions were both favorable during the period.

Money Managers as of October 31, 2004                                Styles


Alliance Capital Management L.P.,
   which acts as money manager to
   the Fund through its Bernstein
   Investment Research and
   Management Unit                     Value
Arrowstreet Capital, Limited
   Partnership                         Market-Oriented
Genesis Asset Managers, LLP            Market-Oriented
T. Rowe Price International, Inc.      Growth
Wells Capital Management Inc.          Market-Oriented

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of Frank Russell Investment Management Company (FRIMCo), or any other person in FRIMCo or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and FRIMCo disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for a Frank Russell Investment Company (FRIC) Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any FRIC Fund.

                              --------------------

*     Emerging Markets Fund Class S assumes initial investment on November 1,
      1994.

** The Morgan Stanley Capital International Emerging Markets Free Index is a market capitalization-weighted Index of over 850 stocks traded in 22 world markets.

++ Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.

++++ Emerging Markets Fund Class S performance has been linked with Class E to provide historical perspective. For the period September 22, 1998 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods. The higher returns for Class E than Class S for the fiscal year was a result of the low relative asset level of Class E combined with a high level of shareholder activity. Such returns are not typical and are not expected to continue.

++++++Emerging Markets Fund Class S and Class E performance has been linked with
      Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

sec.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Investments in emerging market countries involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability than those of more developed countries. Securities may be less liquid and more volatile that US or longer established international markets. Please see the Prospectus for further details.

 116  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SHAREHOLDER EXPENSE EXAMPLE -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS ANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,010.48      $     1,010.57
Expenses Paid During
Period*                       $        14.50      $        14.50

* Expenses are equal to the Fund's annualized expense ratio of 2.87%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,014.90      $     1,014.39
Expenses Paid During
Period*                       $        10.69      $        10.68

* Expenses are equal to the Fund's annualized expense ratio of 2.11%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,016.48      $     1,015.65
Expenses Paid During
Period*                       $         9.43      $         9.42

* Expenses are equal to the Fund's annualized expense ratio of 1.86%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                      Emerging Markets Fund  117

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 85.3%
Argentina - 1.0%
Acindar Industria Argentina de Aceros SA (AE)         350,000             534
Central Costanera SA Class T (AE)                     437,100             602
Grupo Financiero Galicia SA - ADR                     292,772           2,448
IRSA Inversiones y Representaciones SA (AE)           390,246             373
Telecom Argentina SA - ADR (AE)                       164,700           1,752
                                                                 ------------
                                                                        5,709
                                                                 ------------

Brazil - 6.4%
Banco do Brasil SA                                    100,000             992
Banco Itau Holding Financeira SA - ADR                 35,100           2,124
Brasil Telecom Participacoes SA - ADR                  26,100             800
Braskem SA - ADR (AE)                                  66,500           2,434
Centrais Eletricas Brasileiras SA                  48,353,200             759
Cia de Bebidas das Americas - ADR                      46,600           1,156
Cia de Concessoes Rodoviarias                          38,200             550
Cia de Saneamento Basico do Estado de Sao Paulo    23,940,000             973
Cia Energetica de Minas Gerais - ADR                   44,200           1,022
Cia Siderurgica Nacional SA                           257,373           3,799
Cia Vale do Rio Doce                                   40,800             872
Cia Vale do Rio Doce - ADR                             26,100             552
Cia Vale do Rio Doce - ADR                            182,200           3,316
Empresa Brasileira de Aeronautica SA - ADR              6,500             173
Gerdau SA - ADR (N)                                   107,200           1,582
Natura Cosmeticos SA                                   85,463           1,736
Petroleo Brasileiro SA                                 74,900           2,689
Petroleo Brasileiro SA - ADR (N)                      104,800           3,721
Petroleo Brasileiro SA - ADR (N)                       89,700           2,933
Souza Cruz SA                                          13,200             149
Tele Norte Leste Participacoes SA                      46,892             595
Tele Norte Leste Participacoes SA - ADR (N)            48,600             636
Telesp Celular Participacoes SA - ADR (AE)(N)         110,400             661
Uniao de Bancos Brasileiros SA - GDR (N)               88,000           2,328
Votorantim Celulose e Papel SA - ADR                   23,200             802
                                                                 ------------
                                                                       37,354
                                                                 ------------
Canada - 0.2%
PetroKazakhstan, Inc. Class A (N)                      38,665           1,427
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Chile - 0.2%
Coca-Cola Embonor SA - ADR (AE)                       107,000             618
Embotelladora Andina SA - ADR Class B                  54,400             664
                                                                 ------------
                                                                        1,282
                                                                 ------------

China - 3.4%
Aluminum Corp. of China, Ltd. Class H               3,290,000           1,892
China Petroleum & Chemical Corp. Class H            8,878,000           3,365
China Shipping Development Co., Ltd. Class H          414,000             346
China Telecom Corp., Ltd. Class H                   2,306,000             741
Datang International Power Generation Co., Ltd.
   Class H                                            114,000              91
Guangshen Railway Co., Ltd. Class H                   656,000             188
Huadian Power International Co. Class H             2,886,000             927
Huaneng Power International, Inc. Class H             128,000              96
Jiangsu Express Class H                             1,771,400             745
Jiangxi Copper Co., Ltd. Class H (AE)                 280,000             148
Lenovo Group, Ltd.                                  3,142,000           1,130
PetroChina Co., Ltd. Class H                        7,062,000           3,698
Ping An Insurance Group Co. of China, Ltd. Class
   H (AE)                                             729,500           1,148
Semiconductor Manufacturing International Corp.
   (AE)                                             1,677,000             351
Shanghai Forte Land Co. Class H                     1,282,000             399
Sinopec Shanghai Petrochemical Co., Ltd. Class H    2,299,000             812
Sinopec Yizheng Chemical Fibre Co., Ltd. Class H      628,000             131
Sinotrans, Ltd. Class H                             2,204,900             715
Travelsky Technology, Ltd. Class H                    363,700             299
Yanzhou Coal Mining Co., Ltd. Class H               1,293,000           1,711
Zhejiang Expressway Co., Ltd. Class H                 824,000             556
Zijin Mining Group Co., Ltd. Class H                  340,000             132
                                                                 ------------
                                                                       19,621
                                                                 ------------

Colombia - 0.1%
BanColombia SA - ADR                                   19,100             168
Cementos Argos SA                                      26,400             198
Inversiones Nacionales de Chocolates SA                54,121             164
                                                                 ------------
                                                                          530
                                                                 ------------

 118  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Croatia - 0.3%
Pliva DD - GDR                                        100,700           1,521
                                                                 ------------

Czech Republic - 0.2%
Komercni Banka AS                                       4,632             587
Philip Morris CR                                          742             440
                                                                 ------------
                                                                        1,027
                                                                 ------------

Ecuador - 0.5%
La Cemento Nacional Ecuador - GDR (p)                  10,500             366
La Cemento Nacional Ecuador - GDR                      72,000           2,513
                                                                 ------------
                                                                        2,879
                                                                 ------------

Egypt - 1.2%
Commercial International Bank                         164,593             918
Egyptian Co. for Mobile Services Class V              131,830           2,444
Orascom Construction Industries                       234,028           2,710
Orascom Telecom Holding SAE (AE)                       11,368             394
Orascom Telecom Holding SAE - GDR (AE)                 13,300             227
Vodafone Egypt Telecommunications SAE                  41,895             316
                                                                 ------------
                                                                        7,009
                                                                 ------------

Estonia - 0.1%
Hansabank, Ltd.                                        34,300             347
                                                                 ------------

Greece - 0.1%
Attica Holdings SA                                    123,600             397
                                                                 ------------

Hong Kong - 1.7%
China Insurance International Holdings Co., Ltd.    1,198,000             546
China Merchants Holdings International Co., Ltd.      390,000             576
China Resources Enterprise                            558,000             782
China Resources Power Holdings Co.                  2,444,000           1,405
China Travel International Investors                  502,000             132
Citic Pacific, Ltd.                                   401,000           1,025
CNOOC, Ltd.                                         4,346,000           2,248
COSCO Pacific, Ltd.                                   656,000           1,134
Kingboard Chemical Holdings, Ltd.                     194,000             406
Luen Thai Holdings, Ltd. (AE)                         791,000             407
Pacific Basin Shipping, Ltd. (AE)                     838,000             393
Panva Gas Holdings, Ltd. (AE)                       1,019,000             432
Shanghai Industrial Holdings, Ltd.                     59,000             112
Tom Group, Ltd. (AE)                                1,936,000             376
                                                                 ------------
                                                                        9,974
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Hungary - 1.6%
Matav Magyar Tavkozlesi Rt                            526,197           2,207
Matav Magyar Tavkozlesi Rt - ADR (N)                   52,800           1,112
Mol Magyar Olaj- es Gazipari Rt                        60,900           3,416
Mol Magyar Olaj- es Gazipari Rt. - GDR                 44,900           2,500
OTP Bank Rt                                            14,700             372
                                                                 ------------
                                                                        9,607
                                                                 ------------

India - 4.7%
Arvind Mills, Ltd. (AE)                               342,500             596
Ballarpur Industries, Ltd.                            121,800             199
Bank of Baroda                                        220,000             746
Bharti Televentures (AE)                                6,000              21
GAIL India, Ltd. - GDR                                 60,941           1,570
Genesis Indian Investment Co. (AE)                    665,719          12,023
Gujarat Ambuja Cements, Ltd. - GDR                     30,048             226
HDFC Bank, Ltd. - ADR (N)                              16,800             591
Hindalco Industries, Ltd.                              12,700             332
Hindalco Industries, Ltd. - GDR                        24,249             626
ICICI Bank, Ltd. - ADR (N)                            244,800           3,858
I-Flex Solutions, Ltd.                                 48,600             639
ITC, Ltd.                                              25,350             608
ITC, Ltd. - GDR                                         3,254              78
Kotak MahIndustriesra Bank, Ltd.                      121,000             480
Larsen & Toubro, Ltd.                                  25,397             464
LIC Housing Finance - GDR (AE)                         53,749             332
National Thermal Power Corp. (AE)                      62,300              85
Oil & Natural Gas Corp., Ltd.                          29,700             516
Petronet LNG, Ltd. (AE)                               755,900             387
PTC India, Ltd.                                       259,919             301
State Bank of India, Ltd. - GDR                        36,780             972
Tata TEA, Ltd.                                         56,600             511
UTI Bank, Ltd.                                        172,200             579
ZEE Telefilms, Ltd.                                   336,100           1,108
                                                                 ------------
                                                                       27,848
                                                                 ------------

Indonesia - 3.0%
Astra International Tbk PT                          2,897,500           2,504
Bank Central Asia Tbk PT                            5,160,000           1,363
Bank Mandiri Persero Tbk PT                        14,151,276           2,453
Bank Rakyat Indonesia                              10,422,660           2,237

                                                      Emerging Markets Fund  119

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Gudang Garam Tbk PT                                    91,000             128
Indonesian Satellite Corp. Tbk PT                   2,414,500           1,256
Ramayana Lestari Sentosa Tbk PT                     6,547,500             613
Telekomunikasi Indonesia Tbk PT                    15,157,490           7,258
                                                                 ------------
                                                                       17,812
                                                                 ------------

Israel - 2.1%
Bank Hapoalim, Ltd.                                 1,198,200           3,253
Bank Leumi Le-Israel BM                               898,400           1,874
Check Point Software Technologies (AE)                116,079           2,626
Lipman Electronic Engineering, Ltd. (N)                18,000             429
Makhteshim-Agan Industries, Ltd. Class S              330,800           1,353
Nice Systems, Ltd. - ADR (AE)(N)                       10,700             226
Orbotech, Ltd. (AE)                                    27,100             458
Partner Communications - ADR (AE)(N)                  103,030             675
Teva Pharmaceutical Industries, Ltd. - ADR             56,000           1,456
                                                                 ------------
                                                                       12,350
                                                                 ------------

Luxembourg - 0.4%
Quilmes Industrial SA Class                           392,600             271
Quilmes Industrial SA - ADR                            12,885             211
Tenaris SA                                            251,131           1,129
Tenaris SA - ADR                                       15,100             676
                                                                 ------------
                                                                        2,287
                                                                 ------------

Malaysia - 2.8%
Astro All Asia Networks PLC (AE)                      738,300           1,010
Berjaya Sports Toto BHD                               471,400             484
British American Tobacco Malaysia BHD                  66,000             790
CIMB BHD                                              333,700             430
Hong Leong Bank BHD                                   337,000             466
IJM Corp. BHD                                         337,500             417
IOI Corp. BHD                                          76,800             192
Magnum Corp. BHD                                    2,271,900           1,501
Malakoff BHD                                        1,013,000           1,773
Malaysian Industrial Development Finance              902,500             285
MK Land Holdings BHD                                1,675,200             780
Multi-Purpose Holdings BHD (AE)                       335,100              95
Multi-Purpose Holdings BHD Warrants (AE)               65,320               7
OYL Industries BHD                                    122,200           1,254

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Public Bank BHD                                       925,900           1,693
Public Bank BHD                                       170,981             290
Resorts World BHD                                     617,000           1,551
Sime Darby BHD                                        251,800             378
SP Setia BHD                                          368,666             369
Symphony House BHD                                    729,600             148
Symphony House BHD Warrants (AE)                      137,280               9
TAN Chong Motor Holdings BHD                          908,000             349
Telekom Malaysia BHD                                  432,000           1,307
Tenaga Nasional BHD                                   178,000             520
                                                                 ------------
                                                                       16,098
                                                                 ------------

Mexico - 8.4%
Alfa SA de CV Class A                                 388,100           1,510
America Movil SA de CV                                540,600           1,191
America Movil SA de CV - ADR Class L                  149,900           6,596
Cemex SA de CV                                      1,120,332           6,402
Cemex SA de CV - ADR                                   21,749             630
Consorcio ARA SA de CV (AE)                           153,500             410
Controladora Comercial Mexicana SA de CV              462,200             498
Corp Durango SA de CV - ADR (AE)                       15,050               5
Corp GEO SA de CV (AE)                                357,000             560
Desarrolladora Homex SA de CV - ADR (AE)               62,100           1,158
Fomento Economico Mexicano SA de CV                   315,800           1,391
Fomento Economico Mexicano SA de CV - ADR              70,600           3,113
Grupo Aeroportuario del Sureste SA de CV - ADR         13,100             300
Grupo Carso SA de CV                                   66,424             316
Grupo Financiero Banorte SA de CV Class O             864,600           4,064
Grupo Mexico SA de CV (AE)                          1,366,862           5,667
Grupo Modelo SA                                       807,800           2,074
Grupo Televisa SA                                      86,400             238
Grupo Televisa SA - ADR                                57,673           3,172
Hylsamex SA de CV Class B (AE)                      1,442,300           3,165
Organizacion Soriana SA de CV Class B                  87,600             282
Telefonos de Mexico SA de CV                           81,700             140
Telefonos de Mexico SA de CV - ADR                     91,254           3,125
Urbi Desarrollos Urbanos SA de CV (AE)                125,600             468
Wal-Mart de Mexico SA de CV                           779,958           2,550
                                                                 ------------
                                                                       49,025
                                                                 ------------

 120  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Pakistan - 1.2%
Engro Chemical Pakistan, Ltd.                         706,000           1,134
Fauji Fertilizer Co., Ltd.                            739,954           1,396
HUB Power Co.                                       1,220,092             585
ICI Pakistan, Ltd.                                    382,000             518
Muslim Commercial Bank                                353,839             281
Pakistan State Oil Co., Ltd.                           44,000             185
Pakistan Telecommunication Co., Ltd.                4,160,536           2,595
SUI Northern Gas Pipeline                             296,880             264
                                                                 ------------
                                                                        6,958
                                                                 ------------

Peru - 0.0%
Cia de Minas Buenaventura SA - ADR                     10,700             266
                                                                 ------------

Philippines - 0.3%
Bank of the Philippine Islands                         52,340              45
Globe Telecom, Inc.                                    13,900             253
Philippine Long Distance Telephone (AE)                52,000           1,298
SM Prime Holdings                                   1,500,000             200
                                                                 ------------
                                                                        1,796
                                                                 ------------

Russia - 4.1%
Gazprom - ADR                                          12,800             478
LUKOIL - ADR                                           79,937           9,972
MMC Norilsk Nickel - ADR                               35,321           2,193
Mobile TeleSystems - ADR                               30,700           4,455
OAO Gazprom - ADR (N)                                  37,796           1,412
Rostelecom - ADR (N)                                    8,200             116
Surgutneftegaz - ADR (N)                               46,722           1,864
Tatneft - ADR (N)                                       4,300             146
Vimpel-Communications - ADR (AE)                       29,600           3,374
                                                                 ------------
                                                                       24,010
                                                                 ------------

South Africa - 8.8%
ABSA Group, Ltd.                                      461,552           5,058
Aeci, Ltd.                                            236,900           1,372
African Bank Investments, Ltd.                        402,800             941
Alexander Forbes, Ltd.                                300,000             572
AngloGold Ashanti, Ltd.                                20,883             774
AngloGold Ashanti, Ltd. - ADR (N)                      41,934           1,555
AVI, Ltd.                                             263,900           1,001
Barloworld, Ltd.                                      299,928           4,197
Bidvest Group, Ltd.                                    43,665             480
Edgars Consolidated Stores, Ltd.                       57,447           2,011
FirstRand, Ltd.                                       302,421             601
Foschini, Ltd.                                         62,628             312

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Gold Fields, Ltd.                                      10,482             147
Impala Platinum Holdings, Ltd.                         19,510           1,574
Imperial Holdings, Ltd. (AE)                          158,740           2,377
Investec, Ltd.                                         21,500             492
MTN Group, Ltd.                                       719,300           3,918
Murray & Roberts Holdings, Ltd.                       330,000             772
Nampak, Ltd.                                           59,373             144
Naspers, Ltd. Class N                                 344,000           3,162
Network Healthcare Holdings, Ltd. (AE)                360,000             315
Pick'n Pay Stores, Ltd.                               134,800             491
Reunert, Ltd.                                          35,300             189
Sanlam, Ltd.                                        2,422,480           4,271
Sappi, Ltd.                                            76,500           1,101
Sasol, Ltd.                                           188,800           3,752
Spar Group, Ltd. (The) (AE)                            53,239             180
Standard Bank Group, Ltd.                             608,459           5,354
Telkom SA, Ltd.                                       158,165           2,243
Tiger Brands, Ltd.                                     53,239             755
VenFin, Ltd.                                          291,200           1,049
                                                                 ------------
                                                                       51,160
                                                                 ------------

South Korea - 16.5%
Amorepacific Corp.                                      5,970           1,168
Cheil Communications, Inc.                              3,130             414
Cheil Industries, Inc.                                 18,200             257
CJ Internet Corp.                                      26,400             268
Daeduck Electronics Co.                                10,430              75
Daelim Industrial Co.                                  29,890           1,282
Daewoo Shipbuilding & Marine Engineering Co.,
   Ltd.                                                39,500             582
Hanaro Telecom, Inc. (AE)                             131,394             376
Hankook Tire Co., Ltd.                                201,007           1,858
Hanwha Chem Corp.                                     153,190           1,218
Hite Brewery Co., Ltd.                                 15,710           1,142
Hyosung Corp.                                          13,930             169
Hyundai Department Store Co., Ltd.                     13,680             397
Hyundai Heavy Industries                                9,760             296
Hyundai Mobis                                          84,060           4,310
Hyundai Motor Co.                                     136,330           6,613
Hyundai Motor Co. - GDR (p)                            13,900             330
Industrial Bank Of Korea                              208,000           1,315
Industrial Bank Of Korea - GDR                         76,540             475
INI Steel Co.                                         149,920           1,587
Kangwon Land, Inc.                                      2,697              30
Kia Motors Corp.                                       54,710             513
Kookmin Bank (AE)                                     148,506           4,961
Kookmin Bank - ADR (N)                                  4,200             141
Korea Electric Power Corp.                             89,460           1,850
Korean Air Lines Co., Ltd. (AE)                        19,030             292

                                                      Emerging Markets Fund  121

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
KT Corp.                                               60,630           1,971
KT Corp. - ADR                                         19,700             364
KT Freetel Co., Ltd.                                   46,700             849
KT&G Corp.                                            143,310           3,968
KT&G Corp. - GDR (p)                                   53,100             735
Kumgang Korea Chemical Co., Ltd.                        7,310             777
LG Cable, Ltd.                                          7,880             132
LG Chem, Ltd.                                          32,730           1,225
LG Electronics, Inc.                                   44,110           2,490
LG Engineering & Construction Corp.                    28,600             580
LG Petrochemical Co., Ltd.                              7,520             183
Lotte Chilsung Beverage Co., Ltd.                         950             653
NCSoft Corp. (AE)                                      10,204             975
NHN Corp.                                               3,720             289
Nong Shim Co., Ltd.                                     5,590           1,173
POSCO                                                  59,440           8,893
POSCO - ADR                                            14,200             531
S1 Corp.                                               45,781           1,292
Samsung Corp.                                          34,040             477
Samsung Electro-Mechanics Co., Ltd. (AE)               22,050             473
Samsung Electronics - GDR                               2,300             451
Samsung Electronics Co., Ltd.                          38,615          15,159
Samsung Electronics Co., Ltd. - GDR (p)                10,059           1,330
Samsung Fire & Marine Insurance Co., Ltd.              29,150           1,734
Samsung Heavy Industries Co., Ltd.                     28,380             154
Samsung SDI Co., Ltd.                                   4,320             390
Shinhan Financial Group Co., Ltd.                     294,490           5,800
Shinsegae Co., Ltd.                                     7,060           1,987
SK Corp.                                               46,100           2,409
SK Telecom Co., Ltd.                                   21,620           3,389
SK Telecom Co., Ltd. - ADR (N)                         14,700             290
S-Oil Corp. Class N                                    48,500           2,448
Tae Young Corp.                                        11,339             385
Woori Finance Holdings Co., Ltd.                       78,990             567
                                                                 ------------
                                                                       96,442
                                                                 ------------

Switzerland - 0.1%
Compagnie Financiere Richemont AG                     273,700             770
                                                                 ------------

Taiwan - 7.3%
Acer, Inc.                                            267,349             391
Advantech Co., Ltd.                                   271,126             580
Asustek Computer, Inc.                                 38,000              84
Basso Industry Corp.                                  239,800             495
Cathay Financial Holding Co., Ltd.                    906,000           1,734

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Cheng Shin Rubber Industry Co., Ltd.                  319,048             379
China Steel Corp.                                   1,278,150           1,284
China Steel Corp. - GDR (p)                            38,530             763
China Steel Corp. - GDR                                63,756           1,262
Chinatrust Financial Holding Co.                    3,036,799           3,459
Chunghwa Telecom Co., Ltd.                            674,000           1,169
CMC Magnetics Corp.                                 2,350,000           1,047
Compal Electronics, Inc.                            4,112,453           3,689
Compal Electronics, Inc. - GDR                         31,219             141
E.Sun Financial Holding Co., Ltd.                     871,000             594
E.Sun Financial Holding Co., Ltd. - GDR (AE)(p)         6,000             102
Evergreen Marine Corp.                                     12              --
Far Eastern Department Stores Co., Ltd.               655,000             309
Far Eastern Textile Co., Ltd.                       1,179,237             786
Far EasTone Telecommunications Co., Ltd.              909,700             971
Faraday Technology Corp.                              228,647             309
Formosa Petrochemical Corp.                           255,000             427
Gigabyte Technology Co., Ltd.                       1,036,875           1,172
HON HAI Precision Industry                            697,963           2,567
Phoenixtec Power Co., Ltd.                            565,629             546
Polaris Securities Co., Ltd.                          600,000             307
Quanta Computer, Inc.                                 445,801             720
Ritek Corp.                                         1,933,161             685
Siliconware Precision Industries Co.                2,205,000           1,668
Synnex Technology International Corp.               1,304,000           1,868
Taishin Financial Holdings Co., Ltd.                1,326,921           1,083
Taiwan Cellular Corp.                                 850,520             849
Taiwan Semiconductor Manufacturing Co., Ltd.        6,751,568           8,842
Via Technologies, Inc. (AE)                           543,000             312
Wan Hai Lines, Ltd.                                 1,574,000           1,511
Yuanta Core Pacific Securities Co. (AE)               429,000             301
                                                                 ------------
                                                                       42,406
                                                                 ------------

Thailand - 2.3%
Advanced Info Service PCL                             363,500             797
Airports of Thailand PCL (AE)                       1,072,600           1,209
Bangkok Bank PCL                                      185,600             423
Bank of Ayudhya PCL (AE)                            5,013,900           1,329
Charoen Pokphand Foods PCL                          3,243,700             277
CP Seven Eleven PCL                                   205,200             270
Delta Electronics Thai PCL                            487,848             200
Hana Microelectronics Public Company, Ltd.          1,097,850             511
Kasikornbank PCL (AE)                                 249,500             278
Kiatnakin Finance PCL                                 681,400             466

 122  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Land and Houses PCL                                 1,652,900             362
National Petrochemical PCL                            517,000           1,285
PTT Exploration & Production PCL                      310,700           2,407
PTT PCL                                               458,000           1,897
Shin Corp. PCL                                      1,452,400           1,203
Siam Commercial Bank PCL                              290,000             311
                                                                 ------------
                                                                       13,225
                                                                 ------------

Turkey - 2.7%
Akbank TAS                                       1,025,058,768          4,623
Anadolu Efes Biracilik Ve Malt Sanayii AS         126,283,074           1,996
Arcelik (AE)                                       53,023,200             322
Dogan Yayin Holding (AE)                          160,000,000             570
Dogus Otomotiv Servis ve Ticaret AS (AE)           20,457,700              67
Eregli Demir ve Celik Fabrikalari TAS             397,841,664           1,578
Ford Otomotiv Sanayi AS                           244,000,000           1,936
Hurriyet Gazetecilik AS                           318,764,416             631
Migros Turk TAS                                   219,555,000           1,348
Tupras Turkiye Petrol Rafine                      134,984,992           1,245
Turkcell Iletisim Hizmet AS                        96,508,952             592
Turkcell Iletisim Hizmet AS - ADR (N)                   7,077             108
Turkiye Garanti Bankasi AS (AE)                   211,775,088             566
Turkiye Is Bankasi                                 91,086,400             377
                                                                 ------------
                                                                       15,959
                                                                 ------------
United Kingdom - 3.3%
Anglo American PLC                                    429,066           9,397
Antofagasta PLC                                        76,136           1,396
Genesis Smaller Companies Fund (AE)                   209,684           6,471
Old Mutual PLC                                          2,300               5
Old Mutual PLC                                        510,579           1,079
SABMiller PLC                                          51,100             737
                                                                 ------------
                                                                       19,085
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Venezuela - 0.3%
Cia Anonima Nacional Telefonos de Venezuela -
   CANTV - ADR                                         75,600           1,739
Siderurgica Venezolana Sivensa SACA (AE)            1,306,495              35
                                                                 ------------
                                                                        1,774
                                                                 ------------

Zimbabwe - 0.0%
Delta Corp., Ltd.                                   1,101,300             198
OK Zimbabwe                                         6,402,949              47
                                                                 ------------
                                                                          245
                                                                 ------------

TOTAL COMMON STOCKS
(cost $389,583)                                                       498,200
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
OPTIONS PURCHASED - 0.6%
(Number of Contracts)
Brazil - 0.0%
Bovespa Index Future
   Dec 2004 24,420.00 (BRL)
   Call (60)                                               15              19
Bovespa Index Future
   Dec 2004 23,800.00 (BRL)
   Call (40)                                               10              13
Bovespa Index Future
   Dec 2004 24,620.00 (BRL)
   Call (50)                                               13              16
Bovespa Index Futures
   Dec 2004 23,430.00 (BRL)
   Call (20)                                                8               6
                                                                 ------------
                                                                           54
                                                                 ------------

South Korea - 0.6%
KOSPI 200 Index
   Dec 2004 89.93 (KRW) Call (246)                         99           3,029
KOSPI 200 Index
   Dec 2004 92.23 (KRW) Call (40)                          16             469
KOSPI 200 Index
   Dec 2004 94.72 (KRW) Call (5)                            2              60
                                                                 ------------
                                                                        3,558
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $3,337)                                                           3,612
                                                                 ------------


                                                      Emerging Markets Fund  123

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
PREFERRED STOCKS - 6.4%
Brazil - 5.8%
All America Latina Logistica SA (AE)                   74,089           1,596
Aracruz Celulose SA                                    76,700             259
Banco Bradesco SA                                      16,600           1,006
Banco Itau Holding Financeira SA                       21,641           2,623
Braskem SA (AE)                                    61,871,300           2,275
Caemi Mineracao e Metalurgica SA (AE)               1,618,300             969
Centrais Eletricas Brasileiras SA                  92,300,000           1,365
Cia de Bebidas das Americas                         8,761,300           2,190
Cia de Tecidos do Norte de Minas - Coteminas        6,342,040             604
Cia Energetica de Minas Gerais                     27,680,000             640
Cia Siderurgica de Tubarao                         18,800,000             761
Cia Vale do Rio Doce                                  205,600           3,745
Empresa Brasileira de Aeronautica SA                  147,300             980
Gerdau SA                                              28,100             415
Klabin SA                                             389,000             653
Petroleo Brasileiro SA                                242,600           7,941
Sadia SA                                              170,000             310
Suzano Bahia Sul Papel e Celulose SA                  265,001           1,124
Usinas Siderurgicas de Minas Gerais SA                 72,300           1,090
Votorantim Celulose e Papel SA                     31,687,000           2,198
Weg SA                                                321,500             837
                                                                 ------------
                                                                       33,581
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
South Korea - 0.6%
Hyundai Motor Co.                                      43,890           1,215
Samsung Electronics Co., Ltd.                           9,260           2,481
                                                                 ------------
                                                                        3,696
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $28,237)                                                         37,277
                                                                 ------------

SHORT-TERM INVESTMENTS - 6.3%
United States - 6.3%
Frank Russell Investment Company Money Market
   Fund                                            33,780,000          33,780
United States Treasury Bill (c)(z)(sec.)
   1.649% due 12/09/04                                  3,000           2,995
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $36,775)                                                         36,775
                                                                 ------------

OTHER SECURITIES - 1.3%
United States - 1.3%
Frank Russell Investment Company Money Market
   Fund (X)                                         3,016,819           3,017
State Street Securities Lending Quality Trust
   (X)                                              4,533,788           4,534
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $7,551)                                                           7,551
                                                                 ------------

TOTAL INVESTMENTS - 99.9%
(identified cost $465,483)                                            583,415

OTHER ASSETS AND LIABILITIES
NET - 0.1%                                                                847
                                                                 ------------

NET ASSETS - 100.0%                                                   584,262
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 124  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Hang Seng Index (Hong Kong)
   expiration date 11/04 (44)                           3,686               71

JSE-40 Index (South Africa)
   expiration date 12/04 (70)                           1,207              (11)
   expiration date 03/05 (260)                          4,521              175

MSCI Singapore Index
   expiration date 11/04 (243)                          3,504               34
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                  269
                                                                  ============

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Brazil - 0.0%
Bovespa Index Futures
   Dec 2004 24,420.00 (BRL) Put (60)                           15                (81)
Bovespa Index Futures
   Dec 2004 24,620.00 (BRL) Put (50)                           13                (78)
Bovespa Index Futures
   Dec 2004 23,800.00 (BRL) Put (40)                           10                (28)
Bovespa Index Futures
   Dec 2004 23,430.00 (BRL) Put (20)                            5                 (6)

South Korea - 0.6%
Kospi 200 Index Futures
   Dec 2004 89.93 (KRW) Put (246)                              99             (1,099)
Kospi 200 Index Futures
   Dec 2004 92.23 (KRW) Put (40)                               16               (196)
Kospi 200 Index Futures
   Dec 2004 94.72 (KRW) Put (5)                                 2                (32)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $1,319)                                                 (1,520)
                                                                     ===============

  See accompanying notes which are an integral part of the financial statements.

                                                      Emerging Markets Fund  125

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              21   BRL               59    11/03/04                --
USD              43   BRL              123    11/03/04                --
USD              47   BRL              133    11/03/04                --
USD             517   BRL            1,500    12/15/04                (1)
USD             799   BRL            2,400    12/15/04                27
USD           1,386   BRL            4,000    12/15/04               (10)
USD           2,365   BRL            7,100    12/15/04                78
USD             434   KRW          500,000    12/15/04                12
USD           2,174   KRW        2,500,000    12/15/04                54
USD           3,125   KRW        3,600,000    12/15/04                84
USD           7,308   KRW        8,400,000    12/15/04               179
USD             203   MXN            2,339    11/01/04                --
USD             203   MXN            2,339    11/01/04                --
USD               1   MYR                5    11/01/04                --
USD               1   THB               27    11/01/04                --
USD              30   THB            1,214    11/01/04                --
USD              23   THB              943    11/02/04                --
USD             451   ZAR            3,000    12/15/04                36
USD             603   ZAR            4,000    12/15/04                46
USD             935   ZAR            6,000    12/15/04                39
USD           1,656   ZAR           11,000    12/15/04               129
USD           2,257   ZAR           15,000    12/15/04               178
USD           3,605   ZAR           24,000    12/15/04               290
BRL              69   USD               24    11/01/04                --
BRL              74   USD               26    11/01/04                --
BRL              12   USD                4    11/03/04                --
BRL           1,000   USD              345    12/15/04                 1
BRL           2,000   USD              686    12/15/04                (2)
HUF          98,887   USD              508    11/02/04                (6)
KRW       1,000,000   USD              873    12/15/04               (18)
MXN             196   USD               17    11/01/04                --
MYR              51   USD               13    11/01/04                --
MYR              28   USD                7    11/02/04                --
MYR              59   USD               16    11/02/04                --
MYR               8   USD                2    11/03/04                --
MYR              46   USD               12    11/03/04                --
PHP           1,103   USD               20    11/03/04                --
TRL     666,188,258   USD              450    11/01/04              (216)
ZAR           8,000   USD            1,223    12/15/04               (76)
ZAR          15,000   USD            2,387    12/15/04               (48)
                                                            ------------

                                                                     776
                                                            ============

                                                       % OF              MARKET
INDUSTRY DIVERSIFICATION                                NET               VALUE
(UNAUDITED)                                           ASSETS                $
------------------------------------------------------------------------------------
Auto and Transportation                                       4.4             25,866
Consumer Discretionary                                        5.2             30,293
Consumer Staples                                              5.0             29,014
Financial Services                                           15.6             91,368
Health Care                                                   0.6              3,292
Integrated Oils                                               8.2             47,895
Materials and Processing                                     19.5            114,148
Miscellaneous                                                 2.2             13,046
Options                                                       0.6              3,612
Other                                                         3.2             18,493
Other Energy                                                  2.9             16,913
Producer Durables                                             4.5             25,935
Technology                                                    5.8             33,914
Utilities                                                    14.6             85,284
Warrants & Rights                                              --                 16
Short-Term Investments                                        7.6             44,326
                                                  ---------------    ---------------

Total Investments                                            99.9            583,415
Other Assets and Liabilities, Net                             0.1                847
                                                  ---------------    ---------------

Net Assets                                                  100.0            584,262
                                                  ===============    ===============


GEOGRAPHIC DIVERSIFICATION                             % OF              MARKET
(UNAUDITED)                                           ASSETS                $
------------------------------------------------------------------------------------
Africa                                                        8.8             51,405
Asia                                                         43.8            255,876
Europe                                                        9.6             55,925
Latin America                                                22.7            132,400
Middle East                                                   3.3             19,359
Other                                                         0.2              1,427
United Kingdom                                                3.3             19,085
Options                                                       0.6              3,612
Short-Term Investments                                        7.6             44,326
                                                  ---------------    ---------------

Total Investments                                            99.9            583,415
Other Assets and Liabilities, Net                             0.1                847
                                                  ---------------    ---------------

Net Assets                                                  100.0            584,262
                                                  ===============    ===============

See accompanying notes which are an integral part of the financial statements.

 126  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands

                                                       % OF
                                                        NET
PORTFOLIO SUMMARY (UNAUDITED)                         ASSETS
-----------------------------------------------------------------
Argentina                                                     1.0
Brazil                                                        6.4
Canada                                                        0.2
Chile                                                         0.2
China                                                         3.4
Columbia                                                      0.1
Croatia                                                       0.3
Czech Republic                                                0.2
Ecuador                                                       0.5
Egypt                                                         1.2
Estonia                                                       0.1
Greece                                                        0.1
Hong Kong                                                     1.7
Hungary                                                       1.6
India                                                         4.7
Indonesia                                                     3.0
Israel                                                        2.1
Luxembourg                                                    0.4
Malaysia                                                      2.8
Mexico.                                                       8.4
Pakistan                                                      1.2
Peru                                                           --*
Philippines                                                   0.3
Russia                                                        4.1
South Africa                                                  8.8
South Korea                                                  16.5
Switzerland                                                   0.1
Taiwan                                                        7.3
Thailand                                                      2.3
Turkey                                                        2.7
United Kingdom                                                3.3
Venezuela                                                     0.3
Zimbabwe                                                       --*
Options Purchased                                             0.6
Preferred Stock                                               6.4
Short-Term Investments                                        6.3
Other Securities                                              1.3
                                                  ---------------
Total Investments                                            99.9
Other Assets and Liabilities Net                              0.1
                                                  ---------------
Net Assets                                                  100.0
                                                  ===============

Futures Contracts                                             0.1
Foreign Currency Exchange Contracts                           0.1
Options Written                                               0.3

* Less than .05%.

  See accompanying notes which are an integral part of the financial statements.

                                                      Emerging Markets Fund  127

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
(GRAPHIC)

                                                              REAL ESTATE SECURITIES - CLASS S        NAREIT EQUITY REIT **
                                                              --------------------------------        ---------------------
Inception*                                                                 10000                              10000
1995                                                                       11141                              11221
1996                                                                       13944                              13994
1997                                                                       18359                              18578
1998                                                                       16208                              16201
1999                                                                       15495                              15060
2000                                                                       19369                              17815
2001                                                                       21204                              20360
2002                                                                       22168                              21655
2003                                                                       29835                              29004
2004                                                                       39471                              37691

Real Estate Securities Fund - Class S
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      13,230              32.30%
5 Years                $      25,474              20.54%sec.
10 Years               $      39,471              14.70%sec.

Real Estate Securities Fund - Class E ++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      13,200              32.00%
5 Years                $      25,145              20.23%sec.
10 Years               $      38,424              14.40%sec.

Real Estate Securities Fund - Class C ++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      13,097              30.97%
5 Years                $      24,239              19.35%sec.
10 Years               $      36,834              13.91%sec.

NAREIT Equity REIT Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,995              29.95%
5 Years                $      25,026              20.14%sec.
10 Years               $      37,691              14.19%sec.

 128  Real Estate Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to provide current income and long term capital growth.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDING OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2004, the Real Estate Securities Fund Class S, Class E and Class C shares gained 32.30%, 32.00% and 30.97%, respectively. This compared to the NAREIT Equity REIT Index, which gained 29.95% during the same period. Class S, Class E and Class C performance is net of operating expenses of 1.11%, 1.37% and 2.12%, respectively. Index returns are unmanaged and do not include expenses of any kind.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MANAGERS.

Both stock and property sector selection contributed positively to performance during the fiscal year relative to benchmark. The Fund maintained overweight positions in the regional malls and industrial sectors, both of which outperformed the benchmark. Performance of the regional malls sector benefited from strong earnings growth supported by positive retail sales and occupancy trends. The industrial sector benefited from a strengthening economy as new orders and production sustained higher levels of leasing activity.

The Fund's overweight position in the apartments sector detracted from relative performance. Performance of the apartments sector was adversely affected by weak employment growth in certain markets and low interest rates, which resulted in increased single-family home sales at the expense of apartment rentals. The Fund's underweight position in the specialty sector, which outperformed the benchmark during the fiscal year, also detracted from Fund performance.

The office sector underperformed the benchmark due to higher vacancy rates and weaker tenant demand than other property sectors. The Fund's exposure to this sector was similar to benchmark weight and did not have a material impact on performance. The Fund maintained an overweight position in the lodging sector, which performed in line with the benchmark during the year.

Of the Fund's three managers, INVESCO contributed the strongest performance relative to benchmark. INVESCO's performance benefited from effective sector positioning and positive stock selection within sectors. INVESCO maintains a broadly diversified portfolio with exposure to all major property sectors. Their investment style incorporates fundamental property market research and bottom-up quantitative securities analysis.

The Fund's other two managers, RREEF and AEW, also delivered performance above the benchmark for the reasons more fully described below. RREEF's style emphasizes a top-down approach to property sector weights, based on an assessment of property market fundamentals. AEW has a more contrarian style than either INVESCO or RREEF, seeking to identify stocks that are priced below their intrinsic value.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THEY ARE POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

The Fund invests primarily in companies known as real estate investment trusts (REITs) that own and/or manage properties. REITs continued to have strong performance during the fiscal year, although their performance volatility was relatively high. While the performance of REITs has not historically been highly correlated to interest rates, the direction and magnitude of long-term interest rate movements contributed to short-term variability as REIT prices tended to move inversely with interest rates during the year. Improvements in real estate supply and demand fundamentals resulted in higher occupancy rates and rents which contributed to modest growth in REIT earnings.

In this environment, the managers positioned the Fund to benefit from perceived strengthening economic conditions and real estate market recoveries by continuing to maintain overweight positions in the regional malls, industrial, apartments and lodging sectors. The money managers maintained a close to benchmark weight to the office sector due to concerns about weaker fundamentals for this sector.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MANAGER LINE-UP?

On March 1, 2004, the Fund's investment objective was changed and its investment objective was reclassified from "fundamental" to "non-fundamental." A non-fundamental investment objective may be changed by the Fund's Board of Trustees without shareholder approval. The Fund's investment objective prior to March 1, 2004 was to generate a high level of total return through above average current income while maintaining the potential for capital appreciation. The change to the investment objective did not affect materially the manner in which the Fund is managed.

No changes to the Fund's structure or its manager line-up were made during the period.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE MULTI-MANAGER FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

INVESCO was a primary contributor to the Fund's performance relative to benchmark. INVESCO's performance benefited from both stock and property sector selection. INVESCO's largest overweight position was in the regional malls sector, which was

                                                Real Estate Securities Fund  129

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

the strongest performing property sector during the year. Its stock selection was particularly strong in the office sector.

RREEF outperformed the benchmark during the year due to contributions from both stock and property sector selection. RREEF's analysis of property market conditions resulted in an overweight position in the outperforming regional malls sector and an underweight position in the underperforming office sector which contributed positively to Fund performance relative to benchmark.

AEW also outperformed the benchmark during the year. AEW's portfolio tends to track relatively closely to the benchmark sector weights. Therefore, stock selection was the primary contributor to AEW's performance during the twelve months. AEW's focus on underlying real estate net asset value contributed positively to stock selection results.

At the overall Fund level, property sector selection was a positive contributor to Fund performance during the last 12 months relative to benchmark. Overweight positions in the regional malls and industrial sectors contributed positively to performance, but this performance was partially offset by an overweight position in the apartments sector.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR STOCK SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

The market was challenging for stock selection due to unusual volatility and the impact of interest rate movements. Yield oriented investors have become an increasingly important constituent in the REIT market and these investors are sensitive to rates earned on fixed income alternatives. During the year the market favored either defensive property sectors (such as health care and regional malls) or cyclical property sectors (such as lodging and apartments) depending on the perceived direction of interest rates.

The Fund performed relatively well in this environment as its money managers focused primarily on earnings quality and growth potential. This approach tends to favor the more liquid, larger capitalization REITs, which outperformed the broader REIT market during the year.

Money Managers as of October 31, 2004                                Styles


AEW Management and Advisors, L.P.           Value
INVESCO Institutional (N.A.), Inc.,
   which acts as a money manager to the
   Fund through its INVESCO Real Estate
   division                                 Market-Oriented
RREEF America L.L.C.                        Market-Oriented

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of Frank Russell Investment Management Company (FRIMCo), or any other person in FRIMCo or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and FRIMCo disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for a Frank Russell Investment Company (FRIC) Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any FRIC Fund.

                              --------------------

* Real Estate Securities Fund Class S assumes initial investment on November 1, 1994.

** National Association of Real Estate Investment Trusts (NAREIT) Equity REIT Index is an index composed of all the data based on the last closing price of the month for all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange, and the NASDAQ National Market System. The data is market value-weighted. The total-return calculation is based upon whether it is 1-month, 3-months or 12-months. Only those REITs listed for the entire period are used in the total return calculation.

++ Real Estate Securities Fund Class S performance has been linked with Class E to provide historical perspective. For the period, November 4, 1996 (commencement of sale) through May 15, 1998, Class E paid shareholder service and Rule 12b-1 distribution fees. From May 16, 1998 through the current period, Class E paid only shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++ Real Estate Securities Fund Class S and Class E performance has been linked with Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

sec.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 130  Real Estate Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

SHAREHOLDER EXPENSE EXAMPLE -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS ANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,082.61      $     1,014.34
Expenses Paid During
Period*                       $        11.10      $        10.73

* Expenses are equal to the Fund's annualized expense ratio of 2.12%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,087.46      $     1,018.16
Expenses Paid During
Period*                       $         7.14      $         6.90

* Expenses are equal to the Fund's annualized expense ratio of 1.36%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,089.28      $     1,019.37
Expenses Paid During
Period*                       $         5.88      $         5.69

* Expenses are equal to the Fund's annualized expense ratio of 1.12%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                Real Estate Securities Fund  131

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 96.9%
Apartment - 17.4%
Apartment Investment & Management Co. Class A
   (o)(N)                                             528,400          19,387
Archstone-Smith Trust (o)                           1,291,407          43,327
AvalonBay Communities, Inc. (o)(N)                    673,300          44,081
BRE Properties Class A (o)(N)                         396,900          15,836
Camden Property Trust (o)                             124,000           5,630
Equity Residential (o)                              1,875,600          62,551
Essex Property Trust, Inc. (o)                        142,800          11,204
GMH Communities Trust (AE)                            229,900           2,759
Summit Properties, Inc. (o)                           125,600           3,809
United Dominion Realty Trust, Inc. (o)                502,600          10,595
                                                                 ------------
                                                                      219,179
                                                                 ------------

Diversified - 3.1%
Crescent Real Estate Equities Co. (o)(N)              388,500           6,220
iStar Financial, Inc. (o)                             100,000           4,142
Vornado Realty Trust (o)                              429,200          28,842
                                                                 ------------
                                                                       39,204
                                                                 ------------

Health Care - 2.9%
Health Care REIT, Inc. (o)(N)                          63,500           2,286
Healthcare Realty Trust, Inc. (o)                     148,500           5,992
National Health Investors, Inc. (o)(N)                154,500           4,420
Omega Healthcare Investors, Inc. (o)(N)               210,700           2,375
Senior Housing Properties Trust (o)(N)                479,400           8,994
Ventas, Inc. (o)                                      487,000          13,100
                                                                 ------------
                                                                       37,167
                                                                 ------------

Hotels/Leisure - 10.3%
Fairmont Hotels & Resorts, Inc. (N)                    74,100           2,103
Hilton Hotels Corp. (N)                             1,835,100          36,518
Hospitality Properties Trust (o)(N)                    62,000           2,657
Host Marriott Corp. (o)                             2,485,000          36,157
Innkeepers USA Trust (o)(N)                           111,200           1,540
La Quinta Corp. (AE)(N)(o)                            810,200           6,522
LaSalle Hotel Properties (o)                          165,900           4,765
Starwood Hotels & Resorts Worldwide, Inc. (o)         796,783          38,030
Strategic Hotel Capital, Inc. (o)                      91,000           1,305
                                                                 ------------
                                                                      129,597
                                                                 ------------
Manufactured Homes - 0.2%
Affordable Residential Communities (o)(N)             101,000           1,315
Sun Communities, Inc. (o)(N)                           38,000           1,477
                                                                 ------------
                                                                        2,792
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Office/Industrial - 31.0%
Alexandria Real Estate Equities, Inc. (o)(N)          121,400           8,018
AMB Property Corp. (o)                                247,700           9,289
Arden Realty, Inc. (o)(N)                             382,500          13,036
BioMed Realty Trust, Inc. (o)(N)                      303,200           5,512
Boston Properties, Inc. (o)(N)                        691,200          41,278
Brandywine Realty Trust (o)(N)                        122,500           3,604
Brookfield Properties Co.                             646,100          21,948
CarrAmerica Realty Corp. (o)(N)                       199,300           6,423
Catellus Development Corp. (o)                      1,305,371          37,647
Centerpoint Properties Trust (o)                      289,600          13,408
Corporate Office Properties Trust (o)(N)               84,000           2,303
CRT Properties, Inc. (o)                               35,100             778
Duke Realty Corp. (o)(N)                              303,000          10,332
Equity Office Properties Trust (o)                    994,200          27,957
First Potomac Realty Trust (o)                         43,000             869
Glenborough Realty Trust, Inc. (o)(N)                 193,900           4,072
Highwoods Properties, Inc. (o)(N)                     567,800          14,087
Kilroy Realty Corp. (o)                               295,700          11,754
Liberty Property Trust (o)                            704,900          28,584
Mack-Cali Realty Corp. (o)(N)                         665,800          29,408
Prentiss Properties Trust (o)                         175,000           6,297
Prologis (o)                                        1,787,400          69,673
PS Business Parks, Inc. (o)                           100,400           4,410
Reckson Associates Realty Corp. (o)(N)                209,500           6,358
SL Green Realty Corp. (o)                             274,600          15,054
                                                                 ------------
                                                                      392,099
                                                                 ------------

Regional Malls - 16.7%
General Growth Properties, Inc. (o)                 1,249,250          37,666
Macerich Co. (The) (o)                                482,300          28,817
Mills Corp. (The) (o)(N)                              285,700          15,842
Pennsylvania Real Estate Investment Trust (o)(N)      305,121          12,373
Rouse Co. (The) (o)                                   209,000          13,940
Simon Property Group, Inc. (o)                      1,644,500          95,906
Taubman Centers, Inc. (o)                             205,000           5,884
                                                                 ------------
                                                                      210,428
                                                                 ------------

Self Storage - 2.2%
Extra Space Storage, Inc. (o)                          86,000           1,192
Public Storage, Inc. (o)                              343,100          17,927
Shurgard Storage Centers, Inc. Class A (o)            203,800           8,091
                                                                 ------------
                                                                       27,210
                                                                 ------------

 132  Real Estate Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Shopping Center - 10.5%
Developers Diversified Realty Corp. (o)(N)            677,000          28,299
Federal Realty Investors Trust (o)(N)                 536,600          25,462
Inland Real Estate Corp. (o)                          414,500           6,234
Kimco Realty Corp. (o)                                146,500           7,992
Kite Realty Group Trust (o)(N)                        268,300           3,542
Pan Pacific Retail Properties, Inc. (o)(N)            384,700          21,793
Realty Income Corp. (o)(N)                             38,500           1,848
Regency Centers Corp. (o)                             761,600          37,212
                                                                 ------------
                                                                      132,382
                                                                 ------------
Specialty - 2.6%
American Financial Realty Trust (o)(N)              1,212,400          17,822
Plum Creek Timber Co., Inc. (o)                       405,100          14,701
                                                                 ------------
                                                                       32,523
                                                                 ------------
TOTAL COMMON STOCKS
(cost $846,897)                                                     1,222,581
                                                                 ------------
SHORT-TERM INVESTMENTS - 2.8%
Frank Russell Investment Company Money Market
   Fund                                            35,261,000          35,261
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS (cost $35,261)                            35,261
                                                                 ------------
OTHER SECURITIES - 3.4%
Frank Russell Investment Company Money Market
   Fund (x)                                        17,013,128          17,013
State Street Securities Lending Quality Trust
   (x)                                             25,567,962          25,568
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $42,581)                                                         42,581
                                                                 ------------

TOTAL INVESTMENTS - 103.1%
(identified cost $924,739)                                          1,300,423

OTHER ASSETS AND LIABILITIES
NET - (3.1)%                                                          (38,385)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,262,038
                                                                 ============

                                                       % OF
                                                        NET
PORTFOLIO SUMMARY (UNAUDITED)                         ASSETS
-----------------------------------------------------------------
Apartment                                                    17.4
Diversified                                                   3.1
Health Care                                                   2.9
Hotels/Leisure                                               10.3
Manufactured Homes                                            0.2
Office/Industrial                                            31.0
Regional Malls                                               16.7
Self Storage                                                  2.2
Shopping Center                                              10.5
Specialty                                                     2.6
Short-Term Investments                                        2.8
Other Securities                                              3.4
                                                  ---------------
Total Investments                                           103.1
Other Assets and Liabilities, Net                           (3.1)
                                                  ---------------

Net Assets                                                  100.0
                                                  ===============

                                                Real Estate Securities Fund  133

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
(GRAPHIC)

                                                               SHORT DURATION BOND - CLASS S+              ML 1-2.99 **
                                                               ------------------------------              ------------
Inception                                                                  10000                              10000
1995                                                                       10844                              10895
1996                                                                       11452                              11539
1997                                                                       12150                              12287
1998                                                                       12949                              13233
1999                                                                       13319                              13630
2000                                                                       14128                              14457
2001                                                                       15648                              16023
2002                                                                       16400                              16808
2003                                                                       16883                              17145
2004                                                                       17218                              17442

Short Duration Bond Fund - Class S
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,198               1.98%
5 Years                $      12,928               5.26%sec.
10 Years               $      17,218               5.58%sec.

Short Duration Bond Fund - Class E ++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,174               1.74%
5 Years                $      12,773               5.01%sec.
10 Years               $      16,977               5.43%sec.

Short Duration Bond Fund - Class C ++++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,097               0.97%
5 Years                $      12,307               4.23%sec.
10 Years               $      16,278               4.99%sec.

Merrill Lynch 1-2.99 Years Treasury Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,173               1.73%
5 Years                $      12,797               5.06%sec.
10 Years               $      17,442               5.72%sec.

 134  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

Seeks to provide current income and preservation of capital with a focus on short duration securities.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDING OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2004, the Short Duration Bond Fund Class S, Class E and Class C gained 1.98%, 1.74% and 0.97%, respectively. This compared to the Merrill Lynch 1-2.99 Year Treasury Index, which gained 1.73% during the same period. Class S, Class E and Class C performance is net of operating expenses of 0.63%, 0.88% and 1.63%, respectively. Index returns are unmanaged and do not include expenses of any kind.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MANAGERS.

The Fund derived much of its performance by maintaining fixed income portfolios weighted toward riskier sectors of the fixed income markets relative to the all Treasury benchmark. These sectors include investment grade corporate, mortgage and asset backed securities as well as high yield and emerging market debt. The allocation to these non-Treasury sectors benefited the fund by providing larger than benchmark yield. Additionally the money managers made security selection and sector allocation decisions that generated better than benchmark returns.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THEY ARE POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

The Fund entered the year positioned to take advantage of the anticipated continued strong performance in the non-Treasury sectors such as investment grade and high yield corporate bonds as well as emerging market debt, but also with a more cautious view on the direction of interest rates. As the year progressed, and non-Treasury sectors continued to generate strong performance leading to rich valuations, managers began to reduce risk by decreasing exposure to non-investment grade sectors and focusing on higher quality securities. While the Fund took profits from the richly trading non-Treasury sectors, the Fund maintained a near benchmark duration stance throughout most of the year. This duration stance hurt performance slightly as interest rates were volatile during the period.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MANAGER LINE-UP?

On March 1, 2004, the Fund's investment objective was changed and its investment objective was reclassified from "fundamental" to "non-fundamental." A non-fundamental investment objective may be changed by the Fund's Board of Trustees without shareholder approval. The Fund's prior investment objective was to seek the preservation of capital and the generation of current income consistent with preservation of capital by investing primarily in fixed income securities with low-volatility characteristics. The change to the investment objective did not affect materially the manner in which the Fund is managed.

There were no changes to manager weights or the manager line up.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE MULTI-MANAGER FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

All three of the Fund's money managers, STW Asset Management, Merganser Asset Management and PIMCO, performed well during the Fund's fiscal year. PIMCO was the top performer over the last year, due to its allocations to emerging market debt, corporate bonds and non-US securities. Additionally, duration strategies added value through out the year.

STW also performed well due to their overweight position in corporate bonds and asset-backed securities and a yield advantage relative to the all Treasury benchmark. As is typical with STW, their longer than benchmark duration position detracted from performance over the year as interest rates increased. However, the longer than benchmark duration position did increase the portfolio's yield, which added positively to the Fund's return.

Merganser also made solid contributions to the Fund's total return. The majority of the excess return is attributable to allocations to non-Treasury sectors such as investment grade corporate, mortgage-backed and asset-backed securities. A relatively small allocation to Treasury securities was a minor performance detractor.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR BOND SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

Short term interest rates increased over the year ending October 2004, which suggests that managers that favored a shorter than index duration position would have performed better. However, interest rates were relatively volatile during the year, which would have benefited managers that were more tactical and able to change their duration stance based on market conditions. The Fund was modestly hurt by its duration position as all of the Fund's money managers maintained close to benchmark duration positions given the volatility in interest rates.

Overall the market environment was somewhat favorable for short duration fixed income mandates. As discussed above, managers in the short-duration universe whose fixed income portfolios were overweight in non-Treasury were rewarded in this environment.

                                                   Short Duration Bond Fund  135

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

Money Managers as of October 31, 2004                                Styles


Merganser Capital Management L.P.           Sector Rotation
Pacific Investment Management Company
  LLC...................................    Sector Rotation
STW Fixed Income Management                 Sector Rotation

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of Frank Russell Investment Management Company (FRIMCo), or any other person in FRIMCo or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and FRIMCo disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for a Frank Russell Investment Company (FRIC) Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any FRIC Fund.

                              --------------------

*     Short Duration Bond Fund Class S assumes initial investment on November 1,
      1994.

** Merrill Lynch 1-2.99 Years Treasury Index is an index composed of approximately 160 issues in the form of publicly placed, coupon-bearing US Treasury debt. Issues must carry a term to maturity of at least one year, and par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement periods.

++ Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.

++++ Short Duration Bond Fund Class S performance has been linked with Class E to provide historical perspective. From February 18, 1999 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++++Short Duration Bond Fund Class S and Class E performance has been linked with Class C to provide historical perspective. From March 3, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

sec.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 136  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SHAREHOLDER EXPENSE EXAMPLE -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS ANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $       997.08      $     1,016.60
Expenses Paid During
Period*                       $         8.38      $         8.47

* Expenses are equal to the Fund's annualized expense ratio of 1.67%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,001.86      $     1,020.43
Expenses Paid During
Period*                       $         4.58      $         4.62

* Expenses are equal to the Fund's annualized expense ratio of 0.91%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,003.10      $     1,021.68
Expenses Paid During
Period*                       $         3.32      $         3.35

* Expenses are equal to the Fund's annualized expense ratio of 0.66%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                   Short Duration Bond Fund  137

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 73.4%
Asset-Backed Securities - 26.8%
ACE Securities Corp. (E)
   Series 2004-OP1 Class A2A
   2.043% due 04/25/34                                    801             801
Alter Moneta Receivables LLC (P)
   Series 2003-1 Class NOTE
   2.563% due 03/15/11                                  1,970           1,953
AmeriCredit Automobile Receivables Trust
   Series 2002-C Class A4
   3.550% due 02/12/09                                  3,500           3,529
Amortizing Residential Collateral Trust (E)
   Series 2002-BC5 Class A
   2.253% due 07/25/32                                    223             223
Argent Securities, Inc. (E)
   Series 2004-W11 Class A2
   2.020% due 11/25/34 (E)                              1,200           1,200
Asset Backed Securities Corp. Home Equity (E)
   Series 2002-HE1 Class M1
   2.970% due 03/15/32                                  1,400           1,407
Bank One Issuance Trust
   Series 2002-A2 Class A2
   4.160% due 01/15/08                                  6,000           6,057
   Series 2002-A4 Class A4
   2.940% due 06/16/08                                  2,000           2,007
Bay View Auto Trust
   Series 2003-LJ1 Class A3
   2.430% due 07/25/08                                  1,000             997
BMW Vehicle Owner Trust
   Series 2004-A Class A4
   3.320% due 02/25/09                                  4,200           4,217
California Infrastructure PG&E-1
   Series 1997-1 Class A7
   6.420% due 09/25/08                                  5,331           5,523
   Series 1997-1 Class A8
   6.480% due 12/26/09                                  3,000           3,245
California Infrastructure SCE-1
   Series 1997-1 Class A7
   6.420% due 12/26/09                                  7,450           8,028
California Infrastructure SDG&E-1
   Series 1997-1 Class A6
   6.310% due 09/25/08                                    547             566
Capital Auto Receivables Asset Trust
   Series 2002-3 Class A3
   3.580% due 10/16/06                                  8,920           8,989

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2002-4 Class A4
   2.640% due 03/17/08                                  2,275           2,276
Capital Auto Receivables Asset Trust (E)
   Series 2003-3 Class A1B
   1.920% due 01/16/06                                  1,290           1,290
Capital One Auto Finance Trust
   Series 2001-B Class A4
   4.880% due 09/15/08                                  1,100           1,122
Capital One Master Trust
   Series 2002-4A Class A
   4.900% due 03/15/10                                  1,000           1,044
Capital One Multi-Asset Execution Trust
   Series 2003-A6 Class A6
   2.950% due 08/17/09                                  1,000           1,001
Carmax Auto Owner Trust
   Series 2004-2 Class A4
   3.460% due 09/15/11                                  2,500           2,498
Caterpillar Financial Asset Trust
   Series 2002-A Class A3
   3.150% due 02/25/08                                    823             826
Centex Home Equity
   Series 2003-C Class AF4
   4.960% due 04/25/32                                  1,750           1,800
Centex Home Equity (E)
   Series 2004-B Class AV2
   2.033% due 03/25/34                                  1,134           1,134
Chase Credit Card Master Trust (E)
   Series 2004-2 Class A
   1.910% due 09/15/09                                  2,500           2,500
   Chase Manhattan Auto Owner Trust
   Series 2002-B Class A4
   4.210% due 01/15/09                                  8,600           8,711
   Series 2004-A Class A4
   2.830% due 09/15/10                                  1,800           1,782
Chemical Master Credit Card Trust 1
   Series 1996-2 Class A
   5.980% due 09/15/08                                  4,000           4,143
CIT Equipment Collateral
   Series 2003-VT1 Class A3B
   1.630% due 04/20/07                                    500             497
   Series 2004-VT1 Class A3
   2.200% due 03/20/08                                  1,500           1,488
CIT Marine Trust
   Series 1999-A Class A4
   6.250% due 11/15/19                                  1,000           1,037

 138  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CIT RV Trust
   Series 1998-A Class A5
   6.120% due 11/15/13                                  1,000           1,032
Citibank Credit Card Issuance Trust
   Series 2003-A3 Class A3
   3.100% due 03/10/10                                  1,000             991
   Series 2003-A5 Class A5
   2.500% due 04/07/08                                  1,700           1,694
   Series 2004-A1 Class A1
   2.550% due 01/20/09                                  6,975           6,910
   Series 2004-A4 Class A4
   3.200% due 08/24/09                                  4,960           4,948
CNH Equipment Trust
   Series 2003-A Class A3B
   1.890% due 07/16/07                                  1,000             996
CNH Wholesale Master Note Trust (E)
   Series 2003-1 Class A
   2.070% due 08/15/08                                  2,000           1,999
Community Program Loan Trust
   Series 1987-A Class A4
   4.500% due 10/01/18                                  2,917           2,990
Connecticut RRB Special Purpose Trust CL&P
   Series 2001-1 Class A5
   6.210% due 12/30/11                                  1,000           1,110
Contimortgage Home Equity Trust 1998-3
   Series 1998-2 Class A7
   6.570% due 03/15/23                                    964             963
Countrywide Asset-Backed Certificates
   Series 2004-7 Class AF2
   3.324% due 12/25/23                                  1,000           1,000
Countrywide Asset-Backed Certificates (E)
   Series 2001-BC3 Class A
   2.173% due 12/25/31                                    493             493
   Series 2004-6 Class 2A1
   2.123% due 10/25/21                                  2,136           2,136
   Series 2004-7 Class 2AV1
   2.083% due 12/25/22                                  2,508           2,509
   Series 2004-BC4 Class 2A1
   2.139% due 11/25/35                                  3,700           3,700
Credit-Based Asset Servicing and Securitization
   (E)
   Series 2004-CB5 Class AV1
   2.063% due 09/25/21                                  2,521           2,521
Daimler Chrysler Auto Trust
   Series 2001-D Class A4
   3.780% due 02/06/07                                  2,760           2,776

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2002-B Class A4
   3.530% due 12/06/07                                  4,000           4,032
   Series 2003-B Class A3
   2.250% due 08/08/07                                  4,100           4,087
Discover Card Master Trust I
   Series 1996-3 Class A
   6.050% due 08/18/08                                  2,225           2,320
Distribution Financial Services Floorplan Master
   Trust (E)
   Series 2003-1 Class A
   1.940% due 04/15/07                                  3,000           3,001
Equity One ABS, Inc.
   Series 2004-3 Class AF2
   3.800% due 07/25/34                                  2,000           2,007
Equity One ABS, Inc. (E)
   Series 2004-2 Class AF1
   2.043% due 07/25/34                                  2,632           2,631
Federal Farm Credit Bank
   12.250% due 02/01/07                                 3,850           4,297
First Franklin Mortgage Loan Asset Backed
   Certificates (E)
   Series 2003-FF3 Class 2A1
   2.053% due 07/25/33                                  1,172           1,172
First National Master Note Trust (E)
   Series 2003-1 Class A
   1.970% due 08/15/08                                  1,000           1,001
Fleet Credit Card Master Trust II
   Series 2000-C Class A
   7.020% due 02/15/08                                  1,211           1,255
   Series 2001-B Class A
   5.600% due 12/15/08                                  3,000           3,130
Ford Credit Auto Owner Trust
   Series 2002-A Class A4A
   4.360% due 09/15/06                                  5,100           5,145
   Series 2002-B Class A4
   4.750% due 08/15/06                                  3,500           3,548
Franklin Auto Trust
   Series 2003-1 Class A4
   2.270% due 05/20/11                                  1,170           1,154
GE Corporate Aircraft Financing LLC (E)(P)
   Series 2004-1A Class B
   2.760% due 01/25/18                                  1,000           1,000
GE Dealer Floorplan Master Note Trust (E)
   Series 2004-2 Class B
   2.200% due 07/20/09                                  1,000             998
Government Trust Certificate
   8.500% due 04/01/06                                    658             696

                                                   Short Duration Bond Fund  139

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
GS Auto Loan Trust
   Series 2004-1 Class A3
   2.130% due 11/15/07                                  2,000           1,986
GSAMP Trust (E)
   Series 2004-NC2 Class A2A
   2.139% due 10/01/34                                  2,700           2,700
   Series 2004-SEA2 Class A2A
   2.223% due 03/25/34                                  1,526           1,526
Home Equity Mortgage Trust (E)
   Series 2004-4 Class A2
   2.083% due 12/25/34                                  1,937           1,937
Honda Auto Receivables Owner Trust
   Series 2003-2 Class A4
   2.160% due 10/21/08                                  7,000           6,904
   Series 2003-3 Class A3
   2.140% due 04/23/07                                  2,500           2,491
   Series 2003-3 Class A4
   2.770% due 11/21/08                                  2,000           1,995
   Series 2003-5 Class A3
   2.300% due 10/18/07                                  1,000             996
   Series 2003-5 Class A4
   2.960% due 04/20/09                                  2,135           2,130
   Series 2004-3 Class A4
   3.280% due 02/18/10                                  2,000           1,980
Household Automotive Trust
   Series 2002-2 Class A3
   2.850% due 03/19/07                                  1,389           1,391
Household Mortgage Loan Trust (E)
   Series 2003-HC1 Class A
   2.260% due 02/20/33                                  1,233           1,234
Household Private Label Credit Card Master Note
   Trust I (E)
   Series 2002-2 Class A
   2.040% due 01/18/11                                  1,000           1,002
Hyundai Auto Receivables Trust
   Series 2003-A Class A3
   2.330% due 11/15/07                                  1,500           1,493
   Series 2004-A Class A3
   2.970% due 05/15/09                                  1,000           1,000
Hyundai Auto Receivables Trust (P)
   Series 2002-A Class A3
   2.800% due 02/15/07                                    640             641
Illinois Power Special Purpose Trust
   Series 1998-1 Class A5
   5.380% due 06/25/07                                    608             615

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 1998-1 Class A6
   5.540% due 06/25/09                                  4,725           4,934
Irwin Home Equity (E)
   Series 2002-1 Class 2A1
   2.223% due 06/25/29                                     45              45
MBNA Credit Card Master Note Trust
   Series 2001-A1 Class A1
   5.750% due 10/15/08                                  1,000           1,045
   Series 2004-A4 Class A4
   2.700% due 09/15/09                                 11,005          10,909
MBNA Master Credit Card Trust USA
   Series 1995-C Class A
   6.450% due 02/15/08                                  1,430           1,466
Merrill Lynch Mortgage Investors, Inc. (E)
   Series 2004-WMC3 Class A2A
   2.053% due 01/25/35                                  2,170           2,170
Morgan Stanley ABS Capital I (E)
   Series 2004-HE2 Class A3
   2.063% due 03/25/34                                  1,097           1,097
Morgan Stanley Dean Witter Capital I (E)
   Series 2002-HE1 Class A2
   2.263% due 07/25/32                                     70              70
National City Auto Receivables Trust
   Series 2002-A Class A3
   4.040% due 07/15/06                                     29              29
   Series 2002-A Class A4
   4.830% due 08/15/09                                  2,000           2,032
   Series 2004-A Class A3
   2.110% due 07/15/08                                  1,500           1,488
National City Bank
   2.700% due 08/24/09                                  2,273           2,235
Navistar Financial Corp. Owner Trust
   Series 2001-B Class A4
   4.370% due 11/17/08                                  2,247           2,261
   Series 2002-A Class A4
   4.760% due 04/15/09                                  1,150           1,165
Nelnet Education Loan Funding, Inc.
   Series 2001-A Class A1
   5.760% due 07/01/12                                    890             928
Nelnet Student Loan Trust (E)
   Series 2002-2 Class A3
   2.050% due 09/25/13                                  1,882           1,880
   Series 2004-4 Class A1
   2.017% due 04/25/11                                  1,100           1,099
Nissan Auto Receivables Owner Trust
   Series 2003-A Class A3
   1.890% due 12/15/06                                  2,011           2,006

 140  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nordstrom Private Label Credit Card Master Note
   Trust (P)
   Series 2001-1A Class A
   4.820% due 04/15/10                                  3,500           3,622
Onyx Acceptance Grantor Trust
   Series 2002-D Class A4
   3.100% due 07/15/09                                  1,000           1,005
   Series 2003-B Class A3
   1.770% due 05/15/07                                  1,692           1,686
PBG Equipment Trust (P)
   Series 1998-1A Class A
   6.270% due 01/20/12                                  1,215           1,242
Peco Energy Transition Trust
   Series 1999-A Class A4
   5.800% due 03/01/07                                    816             826
   Series 1999-A Class A6
   6.050% due 03/01/09                                  2,500           2,628
PNC Student Loan Trust I
   Series 1997-2 Class A7
   6.728% due 01/25/07                                  1,910           1,972
Prime Credit Card Master Trust
   Series 2000-1 Class A
   6.700% due 10/15/09                                  1,500           1,562
Provident Auto Lease ABS Trust (P)
   Series 1999-1 Class A2
   7.025% due 01/14/12                                    446             455
PSE&G Transition Funding LLC
   Series 2001-1 Class A2
   5.740% due 03/15/07                                    197             199
   Series 2001-1 Class A3
   5.980% due 06/15/08                                  3,000           3,111
Public Service New Hampshire Funding LLC
   Series 2001-1 Class A2
   5.730% due 11/01/10                                  1,605           1,685
Railcar Leasing L.L.C. (P)
   Series 1997-1 Class A2
   7.125% due 01/15/13                                  1,000           1,119
Regions Auto Receivables Trust
   Series 2003-2 Class A3
   2.310% due 01/15/08                                  1,500           1,495
Renaissance Home Equity Loan Trust (E)
   Series 2004-2 Class AF1
   2.133% due 07/25/34                                  3,279           3,280
Residential Asset Mortgage Products, Inc.
   Series 2003-RZ5 Class A2
   3.180% due 03/25/27                                  2,000           1,994

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc. (E)
   Series 2004-RS2 Class AIIB
   2.183% due 02/25/34                                  2,801           2,797
   Series 2004-RS8 Class AII1
   2.073% due 05/25/26                                  3,456           3,456
Sears Credit Account Master Trust
   Series 1999-3 Class A
   6.450% due 11/17/09                                  1,571           1,602
   Series 2000-2 Class A
   6.750% due 09/16/09                                  2,000           2,070
Sears Credit Account Master Trust (E)
   Series 2002-4 Class A
   2.000% due 08/18/09                                  3,700           3,703
   Series 2002-5 Class A
   2.250% due 11/17/09                                  3,500           3,503
SLM Student Loan Trust (P)
   Series 2003-4 Class A5B
   3.390% due 03/15/33                                  3,000           2,981
Standard Credit Card Master Trust
   Series 1995-1 Class A
   8.250% due 01/07/07                                  1,375           1,391
Susquehanna Auto Lease Trust (P)
   Series 2003-1 Class A3
   2.460% due 01/14/07                                  1,000             998
Toyota Auto Receivables Owner Trust
   Series 2003-B Class A4
   2.790% due 01/15/10                                  4,670           4,661
Triad Auto Receivables Owner Trust
   Series 2002-A Class A4
   3.240% due 08/12/09                                  2,000           2,014
   Series 2003-B Class A3
   2.480% due 03/12/08                                  1,000             998
   Series 2004-A Class A3
   1.900% due 07/14/08                                  1,000             982
USAA Auto Owner Trust
   Series 2004-2 Class A4
   3.580% due 02/15/11                                  1,700           1,712
Vanderbilt Acquisition Loan Trust
   Series 2002-1 Class A1
   3.280% due 01/07/13                                     32              32
Volkswagen Auto Loan Enhanced Trust
   Series 2003-2 Class A3
   2.270% due 10/22/07                                  3,000           2,989
Wachovia Auto Owner Trust
   Series 2004-A Class A4
   3.660% due 07/20/10                                 10,500          10,584

                                                   Short Duration Bond Fund  141

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-B Class A3
   2.910% due 04/20/09                                  5,000           4,996
Wells Fargo Financial Auto Owner Trust
   Series 2004-A Class A4
   2.670% due 08/16/10                                  2,000           1,983
Wells Fargo Home Equity Trust (E)
   Series 2004-2 Class A31
   2.093% due 06/25/19                                    394             394
West Penn Funding LLC Transition Bonds
   Series 1999-A Class A3
   6.810% due 09/25/08                                  1,701           1,764
WFS Financial Owner Trust
   Series 2002-3 Class A4
   3.500% due 02/20/10                                  2,000           2,021
   Series 2004-1 Class A3
   2.190% due 06/20/08                                  1,500           1,489
Whole Auto Loan Trust
   Series 2002-1 Class A3
   2.600% due 08/15/06                                    716             717
   Series 2003-1 Class A3B
   1.990% due 05/15/07                                  1,900           1,890
   Series 2003-1 Class B
   2.240% due 03/15/10                                    829             825
                                                                 ------------
                                                                      321,446
                                                                 ------------

Corporate Bonds and Notes - 14.3%
Abbott Laboratories
   5.625% due 07/01/06                                  1,500           1,569
Altria Group, Inc.
   7.650% due 07/01/08                                  1,500           1,632
Amsouth Bank NA
   Series BKNT
   2.820% due 11/03/06                                  2,000           1,993
Associates Corp. Of North America
   6.250% due 11/01/08                                  1,000           1,098
   8.550% due 07/15/09                                    750             893
   Series MTNH
   7.250% due 05/08/06                                  2,000           2,133
   7.240% due 05/17/06                                  1,000           1,067
Bank of America Corp.
   6.375% due 02/15/08                                  3,000           3,274
Bank of Montreal
   7.800% due 04/01/07                                  1,000           1,102

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
BankAmerica Corp.
   6.200% due 02/15/06                                    750             784
   7.125% due 03/01/09                                  1,500           1,697
BB&T Corp. (E)
   Series BKNT
   1.870% due 06/04/07                                  3,500           3,501
Bear Stearns Cos., Inc. (The) (E)
   Series MTNB
   2.160% due 06/19/06                                  3,000           3,009
Bristol-Myers Squibb Co. (N)
   4.750% due 10/01/06                                  7,500           7,749
CIT Group, Inc.
   7.375% due 04/02/07                                  5,300           5,805
Citigroup, Inc.
   5.750% due 05/10/06                                  1,370           1,431
Citigroup, Inc. (N)
   6.750% due 12/01/05                                  6,500           6,784
Citigroup, Inc. (E)
   1.880% due 06/04/07                                  1,000           1,000
ConocoPhillips
   8.750% due 05/25/10                                  1,000           1,239
DaimlerChrysler NA Holding Corp.
   6.400% due 05/15/06                                  1,200           1,262
Deutsche Bank Financial, Inc.
   7.500% due 04/25/09                                  2,000           2,305
Entergy Mississippi, Inc.
   4.350% due 04/01/08                                    500             502
Fifth Third Bancorp
   Series BKNT
   3.375% due 08/15/08                                  2,000           1,989
Ford Motor Credit Co.
   6.500% due 01/25/07                                  1,500           1,576
General Electric Capital Corp.
   8.500% due 07/24/08                                  1,000           1,169
   8.300% due 09/20/09                                  1,000           1,189
   Series MTNA
   8.125% due 04/01/08                                  1,000           1,145
General Electric Capital Corp. (N)
   Series MTNA
   5.350% due 03/30/06                                  2,500           2,592
General Electric Capital Corp. (E)
   Series MTNA
   1.900% due 02/03/06                                  2,000           2,005
General Motors Acceptance Corp.
   6.125% due 09/15/06                                    300             311
General Motors Acceptance Corp. (E)
   2.990% due 04/13/06                                  2,300           2,297
   2.595% due 05/18/06                                    400             399
Goldman Sachs Group, Inc. (E)
   2.200% due 01/09/07                                  3,000           3,003
   Series MTNB
   2.430% due 07/23/09                                  2,000           2,003

 142  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
GTE Corp.
   6.360% due 04/15/06                                  2,000           2,100
Harrah's Operating Co., Inc.
   7.500% due 01/15/09                                  1,500           1,686
Heller Financial, Inc.
   6.375% due 03/15/06                                  1,000           1,048
Household Finance Corp. (N)
   4.625% due 01/15/08                                  8,800           9,109
John Hancock Global Funding II
   6.000% due 12/28/06                                  2,450           2,592
KFW International Finance
   Series DTC
   5.250% due 06/28/06                                  2,000           2,088
Lehman Brothers Holdings, Inc.
   8.250% due 06/15/07                                  3,500           3,942
   7.875% due 08/15/10                                  1,000           1,189
Lehman Brothers, Inc.
   6.625% due 02/15/08                                  1,500           1,643
Metropolitan Life Global Funding I (P)
   4.250% due 07/30/09                                  1,500           1,516
MGM Mirage
   9.750% due 06/01/07                                  1,200           1,350
Morgan Stanley
   3.875% due 01/15/09                                  2,000           2,010
Morgan Stanley (E)
   2.200% due 01/12/07                                  1,000           1,001
   2.235% due 07/27/07                                  2,000           1,999
National Rural Utilities Cooperative Finance
   Corp. (N)
   Series MTNC
   6.500% due 03/01/07                                  2,200           2,360
New York Life Global Funding (E)(P)
   1.820% due 02/26/07                                  2,500           2,500
Nordea Bank Finland PLC New York
   6.500% due 01/15/06                                  3,000           3,136
Principal Life Global Funding I (P)
   5.125% due 06/28/07                                  2,000           2,093
Prudential Financial, Inc. (N)
   4.104% due 11/15/06                                    500             509
SLM Corp.
   3.625% due 03/17/08                                  7,200           7,243
SouthTrust Bank (E)
   Series BKNT
   1.824% due 12/14/05                                  3,000           3,000
Sprint Capital Corp.
   7.125% due 01/30/06                                  1,000           1,052
Swiss Bank Corp. New York
   7.250% due 09/01/06                                  1,500           1,620
TIAA Global Markets (P)
   5.000% due 03/01/07                                  3,625           3,770
Tosco Corp.
   7.250% due 01/01/07                                  1,500           1,624

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Toyota Motor Credit Corp.
   2.750% due 08/06/09                                  3,636           3,596
Unilever Capital Corp.
   7.125% due 11/01/10                                  1,000           1,164
US Bancorp
   Series MTNN
   5.100% due 07/15/07                                  3,000           3,142
US Bank NA (E)
   1.820% due 12/05/05                                  1,500           1,500
US Central Credit Union
   2.750% due 05/30/08                                  1,000             983
USAA Capital Corp. (P)
   Series MTNB
   4.640% due 12/15/09                                    595             612
Verizon Wireless Capital LLC
   5.375% due 12/15/06                                  3,000           3,144
Wachovia Corp. (E)
   Series*
   2.000% due 07/20/07                                  3,500           3,498
Washington Mutual Financial Corp.
   6.250% due 05/15/06                                  1,745           1,838
   7.250% due 06/15/06                                  3,005           3,219
Wells Fargo
   6.250% due 04/15/08                                  8,337           9,105
Wells Fargo & Co.
   Series MTNH
   6.750% due 10/01/06                                  1,930           2,076
Wells Fargo & Co. (E)
   1.970% due 09/15/06                                  3,000           3,003
                                                                 ------------
                                                                      170,567
                                                                 ------------

International Debt - 2.8%
Brazilian Government International Bond
   2.063% due 04/15/06                                    624             625
   10.000% due 01/16/07                                 1,800           1,993
   2.125% due 04/15/09                                    106             103
European Investment Bank
   Series DTC
   5.625% due 01/24/06                                    575             598
France Telecom SA
   7.950% due 03/01/06                                  1,200           1,277
HBOS Treasury Services PLC (E)(P)
   2.140% due 01/12/07                                  3,400           3,405

                                                   Short Duration Bond Fund  143

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
HBOS Treasury Services PLC (P)
   3.750% due 09/30/08                                  1,000           1,007
HSBC Bank PLC
   7.625% due 06/15/06                                  4,500           4,878
   6.950% due 03/15/11                                  1,000           1,165
Hydro Quebec
   Series MTNB
   6.520% due 02/23/06                                  1,000           1,051
Inter-American Development Bank
   12.250% due 12/15/08                                 1,250           1,674
Interstar Millennium Trust (E)
   Series 2004-2G Class A
   2.074% due 03/14/36                                  2,384           2,384
Mexico Government International Bond
   4.625% due 10/08/08                                  3,250           3,305
National Westminster Bank PLC
   7.375% due 10/01/09                                  1,000           1,158
Panama Government International Bond
   8.250% due 04/22/08                                  1,300           1,427
Peru Government International Bond
   9.125% due 01/15/08                                  1,000           1,125
Province of British Columbia
   4.625% due 10/03/06                                  2,000           2,069
Province of Manitoba Canada
   4.250% due 11/20/06                                  1,000           1,031
Province of Ontario
   5.500% due 10/01/08                                  1,500           1,612
Province of Quebec
   6.500% due 01/17/06                                  1,560           1,628
                                                                 ------------
                                                                       33,515
                                                                 ------------

Mortgage-Backed Securities - 15.6%
Banc of America Commercial Mortgage, Inc.
   Series 2004-2 Class A1
   2.764% due 11/10/38                                  2,795           2,752
Bank of America Mortgage Securities
   Series 2004-2 Class 5A1
   6.500% due 10/25/31                                    699             709
Bank of America Mortgage Securities (E)
   Series 2002-K Class 2A1
   5.603% due 10/20/32                                    106             107
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2002-9 Class 2A
   5.285% due 10/25/32                                     34              35
   Series 2003-1 Class 5A1
   5.438% due 04/25/33                                    732             742
Bear Stearns Adjustable Rate Mortgage Trust (E)
   Series 2003-8 Class 2A1
   4.915% due 01/25/34                                  1,006           1,013

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bear Stearns Asset Backed Securities, Inc.
   Series 2003-AC3 Class A1
   4.000% due 07/25/33                                  1,018           1,015
Bear Stearns Commercial Mortgage Securities
   Series 1998-C1 Class A1
   6.340% due 06/16/30                                    658             690
   Series 1999-C1 Class A2
   6.020% due 02/14/31                                  2,000           2,170
   Series 2001-TOP4 Class A1
   5.060% due 11/15/16                                    905             941
   Series 2003-PWR2 Class A1
   3.432% due 05/11/39                                    878             875
   Series 2003-T10 Class A1
   4.000% due 03/13/40                                  1,590           1,597
   Series 2003-T12 Class A1
   2.960% due 08/13/39                                  1,646           1,621
COMM
   Series 2004-LB2A Class A2
   3.600% due 03/10/39                                  1,000             994
Countrywide Alternative Loan Trust
   Series 2003-6T2 Class A1
   6.500% due 06/25/33                                    767             782
   Series 2003-J2 Class A1
   6.000% due 10/25/33                                  1,259           1,288
Credit Suisse First Boston Mortgage (p)
   1.840% due 08/25/33                                    638             640
CS First Boston Mortgage Securities Corp.
   Series 2002-AR27 Class 2A2
   5.675% due 10/25/32                                    103             104
   Series 2003-C4 Class A2
   3.908% due 08/15/36                                  1,000           1,007
   Series 2003-CK2 Class A1
   3.006% due 03/15/36                                  1,056           1,047
   Series 2004-C1 Class A1
   2.254% due 01/15/37                                  2,627           2,587
Fannie Mae
   15 Year TBA (I)
   5.00%                                               14,000          14,283
   30 Year TBA (I)
   5.00%                                               13,000          13,235

 144  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   6.000% due 2008                                        169             177
   5.500% due 2009                                      3,905           4,044
   6.000% due 2010                                        345             363
   6.500% due 2010                                        250             265
   6.000% due 2011                                        337             356
   6.500% due 2011                                        230             244
   4.500% due 2013                                      3,830           3,883
   5.000% due 2013                                      3,986           4,126
   5.500% due 2013                                        559             584
   6.000% due 2013                                        671             706
   6.000% due 2014                                      3,300           3,469
   5.500% due 2016                                      4,264           4,423
   5.000% due 2017                                        127             130
   5.500% due 2017                                      9,523           9,879
   6.000% due 2017                                        315             330
   5.000% due 2018                                      5,689           5,815
   5.500% due 2022                                      1,782           1,833
   6.000% due 2033                                         54              56
   5.500% due 2034                                        179             183
   Series 1994-1 Class K
   6.500% due 06/25/13                                    344             350
   Series 2003-129 Class PQ
   4.500% due 07/25/33                                    850             863
   Series 2003-24 Class PU
   3.500% due 11/25/15                                    441             440
   Series 2003-27 Class TJ
   4.000% due 10/25/16                                  1,559           1,568
   Series 2003-46 Class PQ
   3.000% due 06/25/19                                  3,500           3,475
   Series 2003-63 Class GU
   4.000% due 07/25/33                                  3,684           3,717
   Series 2003-75 Class NB
   3.250% due 08/25/18                                    898             891
   Series 2003-92 Class BR
   5.000% due 04/25/14                                  2,118           2,145
   Series 2004-21 Class QA
   4.000% due 11/25/17                                  3,500           3,545
   Series 2004-85 Class QA
   4.000% due 03/25/28                                  3,800           3,827
Fannie Mae-Aces
   Series 1998-M1 Class A2
   6.250% due 01/25/08                                  2,666           2,849
Federal Home Loan Bank System
   Series 2004-9009 Class 1
   3.920% due 09/25/09                                  2,225           2,227
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2003-H009 Class A2
   1.876% due 03/15/08                                    860             844
Freddie Mac
   4.000% due 2007                                      1,461           1,477

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   4.000% due 2008                                      1,285           1,299
   4.500% due 2008                                      1,515           1,542
   5.500% due 2008                                        217             225
   6.500% due 2008                                        180             188
   5.500% due 2009                                        464             482
   6.000% due 2009                                        309             324
   6.500% due 2009                                        672             711
   6.000% due 2010                                        276             291
   8.000% due 2010                                        104             106
   6.000% due 2011                                        842             886
   6.000% due 2013                                        208             219
   5.500% due 2014                                        917             951
   6.000% due 2014                                        219             230
   6.000% due 2016                                        954            1002
   5.500% due 2017                                      1,349           1,398
   5.000% due 2018                                        819             836
   6.000% due 2028                                        181             187
   5.500% due 2029                                      1,223           1,250
   6.000% due 2029                                        395             410
   6.000% due 2031                                        542             561
   6.000% due 2032                                        763             791
   6.000% due 2033                                      1,242           1,287
   Series 1993-1645 Class PD
   4.500% due 09/15/08                                    270             274
   Series 2003-2557 Class MA
   4.500% due 07/15/16                                    639             643
   Series 2003-2559 Class PB
   5.500% due 08/15/30                                    413             415
   Series 2003-2580 Class QK
   4.000% due 04/15/22                                  1,500           1,513
   Series 2003-2638 Class NK
   4.000% due 02/15/15                                  1,977           1,993
   Series 2003-2685 Class MX
   4.000% due 07/15/16                                  2,800           2,819
   Series 2003-2715 Class OJ
   3.500% due 03/15/11                                  3,000           3,020
   Series 2004-2760 Class EA
   4.500% due 04/15/13                                  2,000           2,038
   Series 2004-2851 Class BA
   4.500% due 02/15/20                                  1,973           1,997
GE Capital Commercial Mortgage Corp.
   Series 2001-2 Class A1
   5.260% due 08/11/33                                     32              32
   Series 2001-3 Class A1
   5.560% due 06/10/38                                    860             910
   Series 2004-C3 Class A1
   3.752% due 07/10/39                                  3,395           3,416

                                                   Short Duration Bond Fund  145

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ginnie Mae I
   7.000% due 2007                                          8               8
   6.000% due 2008                                        166             173
   9.500% due 2017                                          1               1
Ginnie Mae II (E)
   4.750% due 2027                                        203             205
   3.000% due 2032                                        479             479
Government National Mortgage Association
   Series 2004-78 Class A
   3.590% due 11/16/17                                  2,987           2,983
GSR Mortgage Loan Trust
   Series 2004-7 Class 1A1
   3.470% due 06/25/34                                  2,976           2,954
Impac CMB Trust (E)
   Series 2004-2 Class A2
   2.183% due 04/25/34                                  1,083           1,079
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2002-C2 Class A1
   4.326% due 12/12/34                                    875             889
LB-UBS Commercial Mortgage Trust
   Series 2003-C1 Class A1
   2.720% due 03/15/27                                    830             821
   Series 2003-C3 Class A1
   2.599% due 05/15/27                                  2,173           2,131
Lehman Large Loan
   Series 1997-LLI Class A2
   6.840% due 10/12/34                                    145             151
Mellon Residential Funding Corp. (E)
   Series 2000-TBC2 Class A1
   2.110% due 06/15/30                                  1,938           1,930
Morgan Stanley Capital I
   Series 1998-WF2 Class A1
   6.340% due 07/15/30                                    185             188
   Series 2003-T11 Class A1
   3.260% due 06/13/41                                  1,753           1,745
   Series 2004-T13 Class A1
   2.850% due 09/13/45                                    913             901
Morgan Stanley Dean Witter Capital I
   Series 2001-TOP5 Class A1
   5.020% due 10/15/35                                    672             689
   Series 2002-HQ Class A2
   6.090% due 04/15/34                                    500             536
   Series 2002-IQ2 Class A1
   4.090% due 12/15/35                                    730             740

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Prime Mortgage Trust (E)
   Series 2004-CL1 Class 1A2
   2.333% due 02/25/34                                    449             448
   Series 2004-CL1 Class 2A2
   2.333% due 02/25/19                                    118             118
Residential Funding Mortgage Sec I
   Series 2002-SA2 Class A1
   5.601% due 09/25/32                                     38              38
SACO I, Inc. (E)(P)
   Series 2004-2 Class A2
   2.150% due 01/25/19                                  2,400           2,400
Salomon Brothers Mortgage
   Securities VII
   Series 2003-UP2 Class A1
   4.000% due 12/25/18                                  1,837           1,814
Structured Asset Mortgage Investments, Inc. (E)
   Series 2002-AR3 Class A1
   2.220% due 09/19/32                                    222             223
Structured Asset Securities Corp. (E)
   Series 2001-21A Class 1A1
   6.250% due 01/25/32                                    293             303
United Mortgage Securities Corp.
   Series 1993-1 Class AA
   4.181% due 09/25/33                                    220             219
Vendee Mortgage Trust
   Series 2001-3 Class J
   6.500% due 05/15/08                                    591             611
Wachovia Bank Commercial Mortgage Trust
   Series 2002-C2 Class A2
   4.043% due 11/15/34                                  2,202           2,221
   Series 2003-C4 Class A1
   3.003% due 04/15/35                                  2,015           1,997
Washington Mutual
   Series 2001-1 Class A
   3.558% due 01/25/41                                     28              29
   Series 2002-AR10 Class A6
   4.816% due 10/25/32                                  1,333           1,340
   Series 2002-AR4 Class A1
   5.492% due 04/26/32                                    222             225
Washington Mutual (E)
   Series 2002-AR9 Class 1A
   2.863% due 08/25/42                                  2,608           2,663
Washington Mutual MSC Mortgage Pass-Through CTFS
   (E)
   Series 2002-AR2 Class 2A1
   6.151% due 07/25/32                                     60              60
                                                                 ------------
                                                                      186,876
                                                                 ------------

 146  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United States Government Agencies - 0.3%
Federal Home Loan Bank System
   5.925% due 04/09/08                                  1,600           1,740
   Zero coupon due 04/27/10                             1,097           1,043
Freddie Mac
   5.810% due 04/04/08                                  1,000           1,085
                                                                 ------------
                                                                        3,868
                                                                 ------------

United States Government Treasuries - 13.6%
United States Treasury Inflation Indexed Bonds
   3.625% due 01/15/08                                  7,390           8,151
   4.250% due 01/15/10                                    338             396
   3.375% due 01/15/12                                    213             244
   3.000% due 07/15/12                                    316             354
United States Treasury Note
   2.375% due 08/15/06                                 99,650          99,470
   4.375% due 05/15/07                                 41,000          42,673
   2.750% due 08/15/07                                 11,200          11,193
                                                                 ------------
                                                                      162,481
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $878,111)                                                       878,753
                                                                 ------------

PREFERRED STOCKS - 0.2%
Financial Services - 0.2%
DG Funding Trust (P)                                      219           2,354
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $2,308)                                                           2,354
                                                                 ------------

SHORT-TERM INVESTMENTS - 28.3%
Abbey National PLC
   6.690% due 10/17/05                                  2,000           2,069
ABN Amro Bank NV
   7.250% due 05/31/05                                  2,000           2,053
Associates Corp. Of North America
   Series MTNH
   7.625% due 04/27/05                                  1,000           1,025
Bank of America Corp. (E)
   2.010% due 08/26/05                                  1,000           1,002
Bank of America Corp. Commercial Paper
   1.995% due 01/18/05                                    100             100
   2.030% due 02/04/05                                  7,500           7,500

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bank of Montreal
   6.100% due 09/15/05                                  2,000           2,059
Barclays US Funding, LLC
   1.750% due 11/15/04                                  8,800           8,794
Chevron Corp. Profit Sharing/Savings Plan Trust
   Fund
   8.110% due 12/01/04                                    442             444
Chevy Chase Auto Receivables Trust
   Series 2000-1 Class A4
   7.470% due 07/15/05                                     29              29
Citibank New York Commercial Paper
   1.750% due 12/07/04                                  3,800           3,800
   2.030% due 01/24/05                                  4,000           4,000
DaimlerChrysler NA Holding Corp.
   7.750% due 06/15/05                                  2,700           2,785
Danske Corp. Discount Note. Series A
   1.645% due 11/22/04                                    100             100
   1.685% due 11/29/04                                    200             200
Deutsche Telekom International Finance BV
   8.250% due 06/15/05                                  1,050           1,086
Dexia Delaware
   2.040% due 01/25/05                                  1,400           1,393
Fannie Mae Discount Note
   1.690% due 11/08/04                                  3,700           3,683
   1.625% due 11/17/04                                  5,800           5,796
   1.470% due 11/22/04                                    700             699
   1.688% due 12/01/04                                 11,100          11,084
   1.700% due 12/01/04                                  3,700           3,695
   1.731% due 12/08/04                                 10,200          10,182
   1.760% due 12/08/04                                  7,400           7,386
Federal Home Loan Bank Discount Note
   1.650% due 12/08/04                                  3,700           3,693
   1.790% due 12/17/04                                 14,500          14,467
Federal Home Loan Mortgage Corp. Discount Note
   (c)(z)
   1.530% due 11/01/04                                  3,600           3,600
   1.540% due 11/08/04                                  3,600           3,599
Fifth Third Bancorp
   6.750% due 07/15/05                                  1,250           1,286
Ford Motor Credit Co.
   7.500% due 03/15/05                                    100             102
   2.028% due 07/07/05                                  1,900           1,893
Ford Motor Credit Co. (E)
   2.425% due 06/30/05                                    200             200
Frank Russell Investment Company Money Market
   Fund                                            97,490,334          97,490

                                                   Short Duration Bond Fund  147

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Freddie Mac
   9.000% due 09/01/05                                      2               2
Freddie Mac Discount Note
   1.545% due 11/12/04                                  7,200           7,197
   1.570% due 11/15/04                                  3,600           3,598
   1.579% due 11/22/04                                  3,600           3,597
   1.935% due 01/04/05                                  5,600           5,574
   1.926% due 01/11/05                                  5,600           5,574
General Electric Capital Corp. Discount Note
   1.590% due 11/10/04                                  1,700           1,699
   1.720% due 12/02/04                                    300             300
   1.800% due 12/15/04                                  3,100           3,093
   2.040% due 02/04/05                                  6,200           6,167
General Motors Acceptance Corp. Years 1&2
   2.404% due 03/22/05                                    100              98
   2.535% due 04/05/05                                     40              40
General Motors Acceptance Corp. (E)
   3.630% due 05/19/05                                    300             302
   3.329% due 10/20/05                                    200             201
GTE North, Inc.
   Series E
   6.400% due 02/15/05                                  1,200           1,214
HBOS Treasury Services, PLC
   1.655% due 11/19/04                                    500             499
   1.715% due 11/26/04                                    200             200
   1.780% due 12/07/04                                    100             100
ING US Funding, LLC
   1.790% due 12/09/04                                  1,300           1,298
Italy Government International Bond
   5.000% due 12/15/04                             JPY 39,000             371
   7.250% due 02/07/05                                  2,500           2,534
John Hancock Global Funding, Ltd.
   7.500% due 01/31/05                                  4,080           4,126
KFW International Finance
   1.000% due 12/20/04                             JPY 66,000             624
Nordea North America, Inc.
   1.790% due 12/08/04                                 10,200          10,181
Norfolk Southern Corp. (E)
   2.830% due 02/28/05                                    700             702

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Province of Ontario
   7.000% due 08/04/05                                  1,500           1,553
Royal Bank of Scotland
   1.135% due 09/01/04                                  5,400           5,394
Russia Government International Bond
   8.750% due 07/24/05                                  3,500           3,640
Southwestern Bell Telephone
   6.625% due 04/01/05                                  2,510           2,553
Suntrust Bank (E)
   Series BKNT
   2.020% due 10/03/05                                  2,000           2,001
Susquehanna Auto Lease Trust (P)
   Series 2003-1 Class A2
   1.530% due 08/14/05                                    210             210
Svenska Handlesbanken, Inc.
   1.295% due 09/24/04                                 10,700          10,692
Swedbank Forenings
   1.780% due 12/10/04                                    700             699
Telefonica Europe BV
   7.350% due 09/15/05                                  2,700           2,811
UBS Financial Del, LLC
   1.690% due 11/29/04                                    300             299
   1.765% due 12/07/04                                  9,700           9,683
   1.665% due 12/23/04                                  1,000             999
United States Treasury Bill (c)(z)
   1.575% due 12/02/04                                    185             185
   1.595% due 12/02/04                                     70              70
   1.649% due 12/09/04 (sec.)                             150             150
   1.583% due 12/16/04                                     20              20
   1.625% due 12/16/04                                    170             170
   1.630% due 12/16/04                                     75              75
   1.650% due 12/16/04                                  9,900           9,879
   1.658% due 12/16/04                                    200             200
US Bancorp
   7.625% due 05/01/05                                  1,000           1,025
Verizon Wireless Capital LLC (E)(P)
   1.810% due 05/23/05                                  1,400           1,400
Vodafone Group PLC
   7.625% due 02/15/05                                  6,560           6,657
Wachovia Corp.
   6.800% due 06/01/05                                  1,500           1,536
Wells Fargo Bank NA
   1.620% due 10/06/04                                  7,600           7,600

 148  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Westpac Capital Corp.
   1.665% due 11/23/04                                  1,900           1,898
   1.690% due 11/26/04                                  1,000             998
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
(cost $338,870)                                                       338,982
                                                                 ------------
OTHER SECURITIES - 0.7%
Frank Russell Investment Company Money Market
   Fund (X)                                         3,247,038           3,247
State Street Securities Lending Quality Trust
   (X)                                              4,879,770           4,880
                                                                 ------------
TOTAL OTHER SECURITIES
(cost $8,127)                                                           8,127
                                                                 ------------
TOTAL INVESTMENTS - 102.6%
(identified cost $1,227,416)                                        1,228,216
OTHER ASSETS AND LIABILITIES
NET - (2.6%)                                                          (31,276)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,196,940
                                                                 ============


                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Eurodollar Futures
   expiration date 12/04 (66)                          16,116               (4)
   expiration date 06/05 (162)                         39,404               62
   expiration date 09/05 (554)                        134,511              189
   expiration date 12/05 (8)                            1,938               14

Germany, Federal Republic 10 Year Bonds
   expiration date 12/04 (1)                              150                1

United States Treasury 2 Year Notes
   expiration date 12/04 (208)                         44,047               61

United States Treasury 10 Year Notes
   expiration date 12/04 (19)                           2,158                8
                                                                  ------------
Total Unrealized Appreciation (Depreciation) on
  Open Futures Contracts                                                   331
                                                                  ============

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Euribor Futures
Dec 2004 97.50 (EUR) Put (12)                               3,742                 (2)
                                                                     ---------------

Total Liability for Options Written (premiums
   received $13)                                                                  (2)
                                                                     ===============


                   FOREIGN CURRENCY EXCHANGE CONTRACTS
-------------------------------------------------------------------------
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
JPY         105,375      USD           986    01/27/05                (15)
                                                           --------------

                                                                      (15)
                                                           ==============

  See accompanying notes which are an integral part of the financial statements.

                                                   Short Duration Bond Fund  149

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands

INTEREST RATE SWAPS
------------------------------------------------------------------------------------------------------------------------
                                      NOTIONAL                                                                  MARKET
           COUNTER                     AMOUNT                                                   TERMINATION      VALUE
            PARTY                         $             FUND RECEIVES         FUND PAYS             DATE           $
------------------------------  ---------------------   --------------   --------------------   ------------   ---------
Barclays Bank PLC               USD               500   4.000%           Three Month LIBOR        12/15/06            10
Goldman Sachs                   USD             9,600   5.000%           Three Month LIBOR        12/15/14           389
Morgan Stanley                  USD             6,500   5.000%           Three Month LIBOR        12/15/14           264
UBS                             USD            23,500   4.000%           Three Month LIBOR        12/15/06           465
UBS                             USD             4,000   4.000%           Three Month LIBOR        12/15/09            45
                                                                                                               ---------

Total Market Value of Interest Rate Swaps premiums paid
   (received) - $680                                                                                               1,173
                                                                                                               =========


                                                       % OF
                                                        NET
PORTFOLIO SUMMARY (UNAUDITED)                         ASSETS
-----------------------------------------------------------------
Asset-Backed Securities                                      26.8
Corporate Bonds and Notes                                    14.3
International Debt                                            2.8
Mortgage-Backed Securities                                   15.6
United States Government Agencies                             0.3
United States Government Treasuries                          13.6
Preferred Stocks                                              0.2
Short-Term Investments                                       28.3
Other Securities                                              0.7
                                                  ---------------
Total Investments                                           102.6
Other Assets and Liabilities                                 (2.6)
                                                  ---------------

Net Assets                                                  100.0
                                                  ===============

Futures Contracts                                              --*
Options Written                                                --*
Foreign Currency Contracts                                     --*
Interest Rate Swap Contracts                                  0.1

* Less than .05%.

See accompanying notes which are an integral part of the financial statements.

 150  Short Duration Bond Fund

                      (This page intentionally left blank)

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
(GRAPHIC)

                                                                  SELECT GROWTH - CLASS I           RUSSELL 1000(R) GROWTH **
                                                                  -----------------------           -------------------------
Inception*                                                                 10000                              10000
2001                                                                        6710                               6804
2002                                                                        5350                               5469
2003                                                                        7100                               6662
2004                                                                        7180                               6887

Select Growth - Class S
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,099               0.99%
Inception              $       7,150              (8.56)%sec.

Select Growth - Class E
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,071               0.71%
Inception              $       7,080              (8.80)%sec.

Select Growth - Class C
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $       9,985              (0.15)%
Inception              $       6,850              (9.60)%sec.

Select Growth - Class I
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,113               1.13%
Inception              $       7,180              (8.45)%sec.

Russell 1000(R) Growth
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,338               3.38%
Inception              $       6,887              (9.47)%sec.

 152  Select Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

Seeks to provide long term capital growth.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDING OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2004, the Select Growth Fund Class I, Class S and Class E gained 1.13%, 0.99%, 0.71% respectively. The Fund's Class C lost 0.15%. This compared to the Russell 1000(R) Growth Index, which gained 3.38% during the same period. Class I, Class S, Class E and Class C performance is net of operating expenses of 0.95%, 1.09%, 1.36% and 2.25%, respectively. Index returns are unmanaged and do not include expenses of any kind.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MANAGERS.

Security selection was the primary reason for the Fund's underperformance relative to its benchmark over the last 12 months. Investors' defensiveness and their concern over rising energy prices and tightening energy supplies created a headwind for this Fund. Turner's emphasis on higher growth stocks that had positive earnings momentum detracted from Fund performance, as stocks with higher valuations were generally out of favor. Ark's emphasis on companies where positive events were occurring that they expected to exceed investors' expectations also detracted from the Fund's returns. Additionally, the Fund's allocation to Fuller & Thaler, a micro capitalization manager, also detracted from the Fund's performance in the fiscal year as micro capitalization stocks underperformed small and large capitalization stocks.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THEY ARE POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

The Fund and its money managers implemented their respective investment approaches to security selection and portfolio construction in a disciplined manner during the fiscal year. The Fund had a lower weighted average market capitalization than its benchmark, and was overweight to the technology and consumer discretionary sectors and underweight to the health care and consumer staples sectors. The valuation characteristics of the Fund's holdings were above those of its benchmark; however, the forecasted long-term growth and one year earnings-per-share forecast of the Fund's holdings also exceeded the benchmark. The higher valuation of the Fund's holdings relative to its benchmark detracted from its return due to the market's preference during the period for lower valuation companies. The Fund's underweight in the largest capitalization stocks in the benchmark contributed positively to performance relative to benchmark. A higher than benchmark beta also detracted from Fund performance during the fiscal year. Managers such as Turner and CapitalWorks struggled, as higher beta stocks or companies with a higher level of uncertainty regarding their rate of future earnings and growth were out of favor.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MANAGER LINE-UP?

On March 1, 2004, the Fund's investment objective was changed and its investment objective was reclassified from "fundamental" to "non-fundamental." A non-fundamental investment objective may be changed by the Fund's Board of Trustees without shareholder approval. The Fund's prior investment objective was to provide capital appreciation. The change to the investment objective did not affect materially the manner in which the Fund is managed.

In the fiscal year ending October 31, 2004, Ark Asset Management's large-cap growth strategy replaced Strong Capital Management's large-cap growth mandate. Ark's investment process focuses on companies that are undergoing some type of positive event which Ark expects will add value and where they believe there is a high probability that investor expectations for the company may be exceeded due to the positive event.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE MULTI-MANAGER FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

CapitalWorks, Fuller & Thaler, Ark, and Turner lagged their respective performance benchmarks during the period while TCW outperformed its respective performance benchmark. Relative to the Fund benchmark, both TCW and CapitalWorks outperformed, contributing to performance, while Turner, Ark and Fuller & Thaler detracted from returns. Security selection was the primary source of performance weakness relative to the benchmark. Security selection within the consumer discretionary sector contributed positively to performance, but this was more than offset by the negative impact from security selection within the health care, producer durables, technology, and autos & transportation sectors. Sector allocations also contributed marginally to performance due to overweights in the consumer discretionary and other energy sectors and an underweight in the health care sector. Overweight positions in Intel, Southwest Airlines and Amazon.com and an underweight position in Johnson & Johnson detracted from the Fund's return in the fiscal year. Overweight positions in Verisign, Starbucks, eBay and Yahoo! contributed positively to results.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR STOCK SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

The investment environment for stock selection during the period was strongly biased toward value stocks and narrowly focused on energy, energy-related, interest-rate-sensitive and industrial cyclical stocks. Investors became quite defensive over the course of the fiscal year and focused on investments with a higher level of perceived safety and certainty. A

                                                         Select Growth Fund  153

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

significant jump in oil prices and uncertainty over the supply of oil benefited energy stocks while declining interest rates helped interest-rate-sensitive stocks. Attractive earnings reports by industrial companies that benefited from improving economic conditions resulted in strong performance for many of these types of companies. Turner's earnings momentum focused strategy did not fare well during the fiscal year, as the market favored lower beta companies with higher levels of earnings visibility. Ark's focus on companies set to benefit from some type of positive "change" suffered, as the market rewarded companies with more consistent earnings and a higher level of certainty in their businesses and earnings growth. TCW benefited from the market environment as its focus on higher quality growth companies with longer-term consistent growth potential was rewarded by investors. Both CapitalWorks and Fuller & Thaler struggled, as smaller capitalization growth stocks underperformed larger capitalization value stocks, and the market rewarded higher quality and lower beta companies as well as the larger capitalization end of the small cap spectrum.

Money Managers as of October 31, 2004                                     Styles


Ark Asset Management Co., Inc.                     Growth
CapitalWorks Investment Partners, LLC              Growth
Fuller & Thaler Asset Management, Inc.             Growth
TCW Investment Management Company                  Growth
Turner Investment Partners, Inc.                   Growth

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of Frank Russell Investment Management Company (FRIMCo), or any other person in FRIMCo or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and FRIMCo disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for a Frank Russell Investment Company (FRIC) Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any FRIC Fund.

                              --------------------

* The Fund operations on January 31, 2001. Index comparison began February 1, 2001.

** The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) Index companies with higher price-to-book ratios and higher forecasted growth values.

sec.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

 154  Select Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SHAREHOLDER EXPENSE EXAMPLE -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS ANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $       966.15      $     1,013.69
Expenses Paid During
Period*                       $        11.12      $        11.39

* Expenses are equal to the Fund's annualized expense ratio of 2.25%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $       971.19      $     1,018.11
Expenses Paid During
Period*                       $         6.79      $         6.95

* Expenses are equal to the Fund's annualized expense ratio of 1.37%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS I                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $       972.90      $     1,020.22
Expenses Paid During
Period*                       $         4.71      $         4.82

* Expenses are equal to the Fund's annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $       971.47      $     1,019.47
Expenses Paid During
Period*                       $         5.45      $         5.58

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                         Select Growth Fund  155

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 92.9%
Auto and Transportation - 1.8%
Airtran Holdings, Inc. (AE)                            22,100             257
Autoliv, Inc.                                           1,900              81
Forward Air Corp. (AE)                                  1,400              58
Gentex Corp. (N)                                       10,900             360
Golar LNG, Ltd. (AE)                                    4,900              79
Southwest Airlines Co.                                 36,900             582
United Parcel Service, Inc. Class B                     9,210             729
Werner Enterprises, Inc.                                4,200              89
                                                                 ------------
                                                                        2,235
                                                                 ------------

Consumer Discretionary - 22.8%
Abercrombie & Fitch Co. Class A                         2,600             102
Advance Auto Parts (AE)                                 6,700             262
Advo, Inc.                                              2,700              86
Amazon.Com, Inc. (AE)                                  22,880             781
Apollo Group, Inc. Class A (AE)                         6,300             416
Avon Products, Inc.                                     8,568             339
Bed Bath & Beyond, Inc. (AE)                            8,830             360
Best Buy Co., Inc.                                     11,814             700
Buca, Inc. (AE)(N)                                     14,900              66
Buffalo Wild Wings, Inc. (AE)(N)                        2,600              75
Charlotte Russe Holding, Inc. (AE)                      6,900              91
Chemed Corp.                                            1,100              66
ChoicePoint, Inc. (AE)                                  1,900              79
Circuit City Stores, Inc.                              36,100             587
Crown Media Holdings, Inc. Class A (AE)(N)              9,200              83
DiamondCluster International, Inc. (AE)                10,100             123
Digital Generation Systems (AE)                        10,805              13
Digital Theater Systems, Inc. (AE)                      1,800              31
DIRECTV Group, Inc. (The) (AE)                         28,534             479
eBay, Inc. (AE)                                        27,128           2,648
Electronic Arts, Inc. (AE)                             11,600             521
Emerson Radio (AE)                                     16,600              47
Estee Lauder Cos., Inc. (The) Class A                   6,100             262
Fisher Scientific International (AE)                    4,300             247
Foot Locker, Inc.                                       4,100             100
Fox Entertainment Group, Inc. Class A (AE)             19,930             591
Google, Inc. Class A (AE)(N)                            2,672             510
Gray Television, Inc.                                   5,600              74
Hilton Hotels Corp.                                     6,700             133
Home Depot, Inc.                                       40,300           1,656
International Game Technology                           9,877             326
iVillage, Inc. (AE)                                    13,700              70
JC Penney Co., Inc. Holding Co.                        16,400             567

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kimberly-Clark Corp.                                    5,500             328
Kohl's Corp. (AE)                                       7,694             391
Marriott International, Inc. Class A                   27,324           1,489
MPS Group, Inc. (AE)                                   15,900             167
Nautilus Group, Inc. (N)                                6,500             128
Navarre Corp. (AE)(N)                                   5,300              80
New Frontier Media, Inc. (AE)(N)                        7,200              58
Pacific Sunwear Of California (AE)                      5,500             129
PC Mall, Inc. (AE)(N)                                   3,700              57
Pixar (AE)(N)                                           9,600             772
Priceline.com, Inc. (AE)(N)                            11,200             223
Radio One, Inc. Class D (AE)                            9,000             132
Speedway Motorsports, Inc.                              3,600             119
Staples, Inc.                                          22,000             654
Starbucks Corp. (AE)                                   26,278           1,390
Starwood Hotels & Resorts Worldwide, Inc. (o)          18,400             878
Time Warner, Inc. (AE)                                 35,625             593
Tweeter Home Entertainment Group, Inc. (AE)             9,600              58
Ventiv Health, Inc. (AE)                                6,200             107
VeriSign, Inc. (AE)                                    29,000             778
Wal-Mart Stores, Inc.                                  31,000           1,672
Walt Disney Co.                                        13,300             335
Wynn Resorts, Ltd. (AE)(N)                              6,000             349
XM Satellite Radio Holdings, Inc. Class A
   (AE)(N)                                             39,980           1,292
Yahoo!, Inc. (AE)                                      81,279           2,941
Yum! Brands, Inc.                                      11,728             510
                                                                 ------------
                                                                       28,121
                                                                 ------------

Consumer Staples - 5.0%
Anheuser-Busch Cos., Inc. Class                         8,900             445
Coca-Cola Co. (The)                                     9,200             374
Hansen Natural Corp. (AE)(N)                            2,600              69
Imperial Sugar Co. (AE)(N)                              4,100              69
PepsiCo, Inc.                                          48,060           2,383
Procter & Gamble Co.                                   36,782           1,883
Walgreen Co.                                           24,051             863
                                                                 ------------
                                                                        6,086
                                                                 ------------

Financial Services - 9.7%
Advent Software, Inc. (AE)                              4,600              96
Aflac, Inc.                                            12,700             456
American Express Co.                                   29,814           1,582
American International Group, Inc.                     15,600             947
American Land Lease, Inc. (o)(N)                        2,600              52
AmeriCredit Corp. (AE)                                 11,800             229

 156  Select Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ameritrade Holding Corp. (AE)(N)                       20,300             264
Bank of America Corp.                                  19,670             881
Capital One Financial Corp.                            16,000           1,180
Cardinal Financial Corp. (AE)                           5,900              59
Charles Schwab Corp. (The)                             65,737             601
Commerce Bancorp, Inc. (N)                              3,070             182
Cybersource Corp. (AE)                                 11,000              72
Direct General Corp.                                    3,700             109
Fannie Mae                                             14,500           1,017
First Data Corp.                                        5,000             206
Goldman Sachs Group, Inc.                              10,351           1,018
Great American Financial Resources, Inc.                3,100              49
Infinity Property & Casualty Corp.                      3,900             121
Instinet Group, Inc. (AE)                              40,600             195
La Quinta Corp. (AE)(o)                                10,300              83
Lakeland Bancorp, Inc. (N)                              3,700              61
Mercer Insurance Group, Inc. (AE)                       6,500              76
Paychex, Inc.                                          20,676             678
Pico Holdings, Inc. (AE)                                2,700              51
Progressive Corp. (The)                                15,460           1,446
Providian Financial Corp. (AE)                          5,300              82
Republic First Bancorp, Inc. (AE)                       4,290              62
Santander BanCorp                                       3,190              89
Saul Centers, Inc. (o)                                  1,700              55
                                                                 ------------
                                                                       11,999
                                                                 ------------

Health Care - 17.5%
Able Laboratories, Inc. (AE)(N)                         4,200              91
American Medical Systems Holdings, Inc. (AE)            4,535             168
Amgen, Inc. (AE)                                       22,000           1,250
Amylin Pharmaceuticals, Inc. (AE)(N)                   10,800             230
Antigenics, Inc. (AE)                                   6,800              46
Arthrocare Corp. (AE)(N)                                2,600              80
Biogen Idec, Inc. (AE)                                 16,946             986
Boston Scientific Corp. (AE)                           22,577             797
Caremark Rx, Inc. (AE)                                 43,745           1,311
Cellegy Pharmaceuticals, Inc. (AE)(N)                  10,300              51
Charles River Laboratories International, Inc.
   (AE)                                                 3,400             159
Eli Lilly & Co.                                         7,000             384
Forest Laboratories, Inc. (AE)                         16,994             758
Genentech, Inc. (AE)                                   48,963           2,229
Gilead Sciences, Inc. (AE)                             33,115           1,147
GTx, Inc. (AE)(N)                                       6,600              78
Guidant Corp.                                           6,800             453
Guilford Pharmaceuticals, Inc. (AE)(N)                 10,700              48

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hologic, Inc. (AE)                                      4,200              84
ImClone Systems, Inc. (AE)                              4,700             206
IVAX Corp. (AE)                                        11,475             208
Johnson & Johnson                                      55,080           3,216
Kinetic Concepts, Inc. (AE)                             6,400             319
LCA-Vision, Inc. (N)                                    4,201             124
Medco Health Solutions, Inc. (AE)                       8,500             288
Medtronic, Inc.                                        15,333             784
Molecular Devices Corp. (AE)                            5,254             105
Nabi Biopharmaceuticals (AE)                            8,342             116
National Medical Health Card Systems, Inc. (AE)         1,900              41
Natus Medical, Inc. (AE)                                7,800              58
Palomar Medical Technologies, Inc. (AE)(N)              4,600              94
Pfizer, Inc.                                           55,200           1,598
Pharmaceutical Product Development, Inc. (AE)           4,500             190
Prime Medical Services, Inc. (AE)(N)                    9,000              62
Protein Design Labs, Inc. (AE)                          5,500             105
Schering-Plough Corp.                                  12,200             221
Shire Pharmaceuticals PLC ADR                           2,200              62
St. Jude Medical, Inc. (AE)                            18,303           1,401
UnitedHealth Group, Inc.                                3,500             253
Valeant Pharmaceuticals International (N)              10,700             257
Ventana Medical Systems (AE)(N)                         1,300              70
WellPoint Health Networks (AE)                          2,400             234
Zimmer Holdings, Inc. (AE)                             15,707           1,219
                                                                 ------------
                                                                       21,581
                                                                 ------------

Materials and Processing - 2.4%
Archer-Daniels-Midland Co.                             36,965             716
Cia Vale do Rio Doce ADR                               16,364             346
DHB Industries, Inc. (AE)(N)                            7,300             101
Dow Chemical Co. (The)                                  8,800             395
Encore Wire Corp. (AE)(N)                               3,300              41
Harsco Corp.                                            2,600             126
Insituform Technologies, Inc. Class A (AE)              4,400              87
Layne Christensen Co. (AE)                              3,400              59
Medimmune, Inc. (AE)                                    8,700             247
Monsanto Co.                                           16,200             693
Novavax, Inc. (AE)(N)                                  13,200              52
Oregon Steel Mills, Inc. (AE)                           7,400             107
Unifi, Inc. (AE)                                        4,200              14
                                                                 ------------
                                                                        2,984
                                                                 ------------

                                                         Select Growth Fund  157

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Miscellaneous - 2.7%
General Electric Co.                                   65,568           2,237
Honeywell International, Inc.                          14,100             475
Trinity Industries, Inc. (N)                            3,100              97
Tyco International, Ltd.                               16,430             512
                                                                 ------------
                                                                        3,321
                                                                 ------------
Other Energy - 1.5%
Apache Corp.                                            6,611             335
ENSCO International, Inc.                               5,200             159
EOG Resources, Inc.                                     9,200             612
Nabors Industries, Ltd. (AE)                            1,700              84
National-Oilwell, Inc. (AE)                             4,100             138
Newfield Exploration Co. (AE)                           3,900             227
Patterson-UTI Energy, Inc.                              5,200             100
Superior Energy Services (AE)                           7,900             102
Westmoreland Coal Co. (AE)(N)                           3,000              70
                                                                 ------------
                                                                        1,827
                                                                 ------------
Producer Durables - 2.7%
ADE Corp. (AE)(N)                                       3,600              55
Applied Materials, Inc. (AE)                           60,972             982
Applied Signal Technology, Inc.                         3,000              91
BE Aerospace, Inc. (AE)                                 8,200              70
Boeing Co.                                              8,900             444
Caterpillar, Inc.                                       9,024             727
Danaher Corp.                                           6,510             359
General Cable Corp. (AE)(N)                             8,600             106
Measurement Specialties, Inc. (AE)(N)                   2,000              52
Nanometrics, Inc. (AE)(N)                               6,300              74
Photon Dynamics, Inc. (AE)(N)                           5,100              93
Radyne Comstream Corp. (AE)                             8,100              60
Rofin-Sinar Technologies, Inc. (AE)                     2,300              69
Southern Energy Homes, Inc. (AE)                       24,000             110
Strategic Diagnostics, Inc. (AE)                        9,400              24
                                                                 ------------
                                                                        3,316
                                                                 ------------
Technology - 25.8%
@Road, Inc. (AE)                                        8,000              53
ACT Teleconferencing, Inc. (AE)(N)                     23,700              28
Actuate Corp. (AE)                                     11,600              29
Aeroflex, Inc. (AE)                                    17,200             191
Agile Software Corp. (AE)                              22,000             188
Altera Corp. (AE)                                      24,100             548
Anacomp, Inc. Class A (AE)                              4,300              77
Apple Computer, Inc. (AE)                              11,777             619
Ariba, Inc. (AE)                                       13,000             200
Avaya, Inc. (AE)                                       31,800             458
Blue Coat Systems, Inc. (AE)(N)                         3,500              61

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Borland Software Corp. (AE)                            10,300             105
Captaris, Inc. (AE)                                    10,800              50
Centillium Communications, Inc. (AE)                    9,900              22
Cisco Systems, Inc. (AE)                              228,601           4,390
Cognos, Inc. (AE)                                       2,400              95
Comverse Technology, Inc. (AE)                         28,000             578
Dell, Inc. (AE)                                        96,821           3,394
Diodes, Inc. (AE)                                       3,300              96
Ditech Communications Corp. (AE)                        5,400             124
DreamWorks Animation SKG, Inc. Class A (AE)             2,100              82
EDO Corp.                                               7,400             207
EMC Corp. (AE)                                         57,097             735
Epicor Software Corp. (AE)                              4,300              66
Equinix, Inc. (AE)(N)                                   7,100             268
Integrated Device Technology, Inc. (AE)                10,400             123
Internet Security Systems (AE)                          9,300             202
Intersil Corp. Class A                                  7,700             126
InterVoice, Inc. (AE)                                   3,800              47
JDS Uniphase Corp. (AE)                                73,000             231
Juniper Networks, Inc. (AE)                            49,892           1,328
Jupitermedia Corp. (AE)                                 4,900              97
Macromedia, Inc. (AE)                                  10,900             296
Matrixone, Inc. (AE)                                   27,100             154
Maxim Integrated Products, Inc.                        32,180           1,416
Mercury Computer Systems, Inc. (AE)                     6,900             174
Microsemi Corp. (AE)                                    5,100              79
Microsoft Corp.                                        94,900           2,656
MIPS Technologies, Inc. (AE)                            5,100              42
Motorola, Inc.                                         70,500           1,217
National Semiconductor Corp.                           31,300             523
NAVTEQ Corp. (AE)                                       9,000             363
Network Appliance, Inc. (AE)                           38,600             945
Newport Corp. (AE)                                      5,200              59
Novatel Wireless, Inc. (AE)(N)                          8,300             172
Onyx Software Corp. (AE)                               11,175              39
Parametric Technology Corp. (AE)                       11,100              58
PerkinElmer, Inc.                                       6,700             138
Pinnacle Systems, Inc. (AE)                            12,400              58
PMC-Sierra, Inc. (AE)                                  33,300             342
Qualcomm, Inc.                                         41,300           1,727
Quest Software, Inc. (AE)                               7,900             116
Redback Networks, Inc. (AE)                            16,800              76
Research In Motion, Ltd. (AE)                           4,647             410
Saba Software, Inc. (AE)(N)                            13,025              50
Seebeyond Technology Corp. (AE)                        11,900              37
Selectica, Inc. (AE)                                    9,800              38
Siebel Systems, Inc. (AE)                              15,400             146

 158  Select Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sirenza Microdevices, Inc. (AE)                         9,500              43
Skyworks Solutions, Inc. (AE)(N)                       22,400             199
Sun MicroSystems, Inc. (AE)                           154,942             702
Symantec Corp. (AE)                                    17,532             998
Symbol Technologies, Inc.                               9,200             135
Texas Instruments, Inc.                                91,761           2,244
Three-Five Systems, Inc. (AE)(N)                        8,100              18
Transwitch Corp. (AE)(N)                               35,800              37
WatchGuard Technologies (AE)                           11,200              45
Witness Systems, Inc. (AE)                              7,700             120
Xilinx, Inc.                                           37,724           1,154
                                                                 ------------
                                                                       31,844
                                                                 ------------
Utilities - 1.0%
America Movil SA de CV ADR Series L                    12,198             537
MDU Communications International, Inc. (AE)(N)         20,900              58
Nextel Partners, Inc. Class A (AE)(N)                   6,500             109
Ubiquitel, Inc. (AE)                                   11,700              66
Verizon Communications, Inc.                           11,800             460
                                                                 ------------
                                                                        1,230
                                                                 ------------

TOTAL COMMON STOCKS
(cost $102,573)                                                       114,544
                                                                 ------------

SHORT-TERM INVESTMENTS - 6.4%
Frank Russell Investment Company
   Money Market Fund                                7,247,000           7,247
United States Treasury Bill (c)(z)(sec.)
   1.649% due 12/9/04                                     700             699
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
(cost $7,946)                                                           7,946
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

OTHER SECURITIES - 5.4%
Frank Russell Investment Company
   Money Market Fund (X)                            2,652,031           2,652
State Street Securities Lending Quality Trust
   (X)                                              3,985,572           3,986
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $6,638)                                                           6,638
                                                                 ------------

TOTAL INVESTMENTS - 104.7%
(identified cost $117,156)                                            129,128

OTHER ASSETS AND LIABILITIES
NET - (4.7)%                                                           (5,862)
                                                                 ------------

NET ASSETS - 100.0%                                                   123,266
                                                                 ============

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
               FUTURES CONTRACTS                    AMOUNT       (DEPRECIATION)
             (NUMBER OF CONTRACTS)                    $                $
-------------------------------------------------------------------------------
Long Positions
Nasdaq 100 Index
   expiration date 12/04 (18)                           2,682              176

Russell 1000 Growth Index
   expiration date 12/04 (11)                           2,531               (3)

S&P 500 E-Mini Index
   expiration date 12/04 (26)                           1,469               10

S&P 500 Index
   expiration date 12/04 (5 )                           1,413               38
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                  221
                                                                  ============

  See accompanying notes which are an integral part of the financial statements.

                                                         Select Growth Fund  159

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands

                                                       % OF
                                                        NET
         PORTFOLIO SUMMARY (UNAUDITED)                ASSETS
-----------------------------------------------------------------
Auto and Transportation                                       1.8
Consumer Discretionary                                       22.8
Consumer Staples                                              5.0
Financial Services                                            9.7
Health Care                                                  17.5
Materials and Processing                                      2.4
Miscellaneous                                                 2.7
Other Energy                                                  1.5
Producer Durables                                             2.7
Technology                                                   25.8
Utilities                                                     1.0
Short-Term Investments                                        6.4
Other Securities                                              5.4
                                                  ---------------
Total Investments                                           104.7
Other Assets and Liabilities, Net                           (4.7)
                                                  ---------------

Net Assets                                                  100.0
                                                  ===============

Futures Contracts                                             0.2

  See accompanying notes which are an integral part of the financial statements.

 160  Select Growth Fund

                      (This page intentionally left blank)

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
(GRAPHIC)

                                                                   SELECT VALUE - CLASS I            RUSSELL 1000(R) VALUE **
                                                                   ----------------------            ------------------------
Inception*                                                                 10000                              10000
2001                                                                        8608                               8683
2002                                                                        7599                               7813
2003                                                                        9316                               9601
2004                                                                       10692                              11084

Select Value Fund - Class S
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,461              14.61%
Inception              $      10,651               1.70%sec.

Select Value Fund - Class E
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,431              14.31%
Inception              $      10,531               1.39%sec.

Select Value Fund - Class C
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,324              13.24%
Inception              $      10,198               0.52%sec.

Select Value Fund - Class I
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,477              14.77%
Inception              $      10,692               1.80%sec.

Russell 1000()(R) Value Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,545              15.45%
Inception              $      11,084               2.78%sec.

 162  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to provide long term capital growth.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDING OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2004, the Select Value Fund Class I, Class S, Class E and Class C gained 14.77%, 14.61%, 14.31% and 13.24%, respectively. This compared to the Russell 1000(R) Value Index, which gained 15.45% during the same period. Class I, Class S, Class E and Class C performance is net of operating expenses of 0.95%, 1.10%, 1.39% and 2.25%, respectively. Index returns are unmanaged and do not include expenses of any kind.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MANAGERS.

Over the period, the best performing stocks in the US equity markets typically had defensive characteristics and below average valuations. Most of these stocks possessed one or more of the following characteristics: low valuations, high yield, low beta, smaller market capitalization and low earnings growth. The performance of these stocks appeared to be driven by investor skepticism about the economy, as well as concerns about geopolitical factors such as the war in Iraq, oil prices, and the election. The Fund's policy of always being fully invested contributed to positive performance, as the equity markets generally increased during the period.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THEY ARE POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

Although smaller capitalization and low growth stocks outperformed during the year, the Fund's money managers favored larger capitalization stocks with higher growth characteristics. Given the recent underperformance of large capitalization stocks with higher growth characteristics, the money managers perceived these stocks to be relatively attractive. Health care stocks also struggled during the year. As a result, valuation-sensitive money managers tended to overweight these stocks. Additionally, as money managers' expectations for rising interest rates increased, they began moving out of financial stocks, which tend to be interest-rate-sensitive. Lastly, money managers moved out of stocks with the highest dividend yield.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MANAGER LINE-UP?

On March 1, 2004, the Fund's investment objective was changed and its investment objective was reclassified from "fundamental" to "non-fundamental." A non-fundamental investment objective may be changed by the Fund's Board of Trustees without shareholder approval. The Fund's prior investment objective was to provide capital appreciation. The change to the investment objective did not affect materially the manner in which the Fund is managed.

Netols Asset Management was added to the Fund in June to replace Systematic Financial Management for the Fund's small cap assignment. Netols is a small cap value manager. The firm emphasizes stocks that it believes have attractive valuations using a variety of financial measures.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE MULTI-MANAGER FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

Although the Fund's money managers were significantly overweight in the poorly performing health care sector, they were able to overcome this sector overweight through positive security selection within the sector. An underweight to the integrated oils sector, particularly Exxon Mobil, while oil prices surged in 2004, had a negative impact on returns. Performance also was negatively impacted by an overweight to stocks with growth rates above the Russell 1000 Value Index, and to stocks that had relatively high price to book measures, both of which lagged the benchmark.

Positive excess returns relative to the benchmark were driven primarily by security selection. The Fund also benefited from being underweight in the highest beta stocks and being overweight in small and medium capitalization stocks relative to the benchmark.

Individual stock positions that had a positive impact on performance were underweights in Citigroup and Merck, which performed poorly. Overweight positions in Tyco, Biogen and Transocean also had a positive impact on performance. In addition to the underweight position in Exxon Mobil, the Fund was negatively impacted by its overweight investments in Pfizer, Teradyne and Fannie Mae.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR STOCK/BOND SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

After ending fiscal year 2003 strong, the market environment has been very subdued through October 31, 2004. In general, investors appear to have focused on macro economic factors such as interest rates, the economy and oil prices, as well as geopolitical factors such as the presidential election and the war in Iraq. Conversely, most institutionally oriented investment managers tended to focus on stock specific fundamentals when making investment decisions. As a result, many investment managers have struggled in recent quarters including those in the Fund. As of the end of October, considerable uncertainty remained about the economic and geopolitical factors mentioned above, which continued to dampen trading activity and volume in the market.

                                                          Select Value Fund  163

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

Money Managers as of October 31, 2004                                     Styles


DePrince, Race & Zollo, Inc.                       Value
Iridian Asset Management LLC                       Value
MFS Institutional Advisors, Inc.                   Value
Netols Asset Management, Inc.                      Value
Systematic Financial Management, L.P.              Value

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of Frank Russell Investment Management Company (FRIMCo), or any other person in FRIMCo or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and FRIMCo disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for a Frank Russell Investment Company (FRIC) Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any FRIC Fund.

                              --------------------

* The Fund commenced operations on January 31, 2001. Index comparison began February 1, 2001

** Russell 1000(R) Value Index measures the performance of those Russell 1000(R) Index securities with higher price-to-book ratios and higher forecasted growth values.

sec.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

 164  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SHAREHOLDER EXPENSE EXAMPLE -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS ANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,022.16      $     1,013.69
Expenses Paid During
Period*                       $        11.44      $        11.39

* Expenses are equal to the Fund's annualized expense ratio of 2.25%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,027.87      $     1,017.96
Expenses Paid During
Period*                       $         7.14      $         7.10

* Expenses are equal to the Fund's annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS I                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,030.27      $     1,020.22
Expenses Paid During
Period*                       $         4.85      $         4.82

* Expenses are equal to the Fund's annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $     1,030.13      $     1,019.57
Expenses Paid During
Period*                       $         5.51      $         5.48

* Expenses are equal to the Fund's annualized expense ratio of 1.08%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                          Select Value Fund  165

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 93.9%
Auto and Transportation - 1.2%
Autoliv, Inc.                                          14,400             616
Aviall, Inc. (AE)                                      21,327             462
Burlington Northern Santa Fe Corp.                     18,370             768
Fleetwood Enterprises, Inc. (AE)                       23,690             298
Keystone Automotive Industries, Inc. (AE)               6,750             122
Union Pacific Corp.                                     6,720             423
Wabash National Corp. (AE)                             12,737             313
Westinghouse Air Brake Technologies Corp.              28,058             569
                                                                 ------------
                                                                        3,571
                                                                 ------------

Consumer Discretionary - 11.3%
Abercrombie & Fitch Co. Class A                        17,300             678
Accenture, Ltd. Class A (AE)                           14,180             343
Administaff, Inc. (AE)                                 29,913             343
Big Lots, Inc. (AE)                                    23,945             297
California Pizza Kitchen, Inc. (AE)                    17,157             380
CBRL Group, Inc.                                        9,300             337
Copart, Inc. (AE)                                      17,818             331
Corinthian Colleges, Inc. (AE)                         28,250             406
Eastman Kodak Co.                                      17,000             515
Ethan Allen Interiors, Inc. (N)                        10,000             381
Federated Department Stores                            24,200           1,221
Fox Entertainment Group, Inc. Class A (AE)             48,400           1,436
Gap, Inc. (The)                                        36,800             735
Getty Images, Inc. (AE)                                 3,400             201
Hancock Fabrics, Inc. (N)                              29,633             304
Harrah's Entertainment, Inc. (N)                       32,800           1,919
Hasbro, Inc.                                           11,940             211
Home Depot, Inc.                                       34,200           1,405
JC Penney Co., Inc. Holding Co.                        48,300           1,671
Kimberly-Clark Corp.                                   32,480           1,938
Knight-Ridder, Inc. (N)                                11,600             795
Mattel, Inc.                                           31,000             543
May Department Stores Co. (The)                        23,400             610
McDonald's Corp.                                      120,190           3,504
Newell Rubbermaid, Inc.                                40,700             877
PEP Boys-Manny Moe & Jack                              15,836             225
Reed Elsevier PLC ADR (N)                              15,850             571
RR Donnelley & Sons Co.                                12,278             386
Service Corp. International (AE)                       33,564             222
Six Flags, Inc. (AE)                                   28,180             142
Source Interlink Cos., Inc. (AE)                       23,004             232
Sports Authority, Inc. (The) (AE)(N)                   14,552             352

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Target Corp.                                           30,300           1,516
Time Warner, Inc. (AE)                                 17,670             294
TJX Cos., Inc.                                         27,970             671
Tribune Co.                                            21,520             930
VeriSign, Inc. (AE)                                     7,000             188
Viacom, Inc. Class B                                   60,754           2,217
Walt Disney Co.                                        52,760           1,331
Westwood One, Inc. (AE)                                16,400             379
WPP Group PLC ADR (N)                                  20,019           1,006
Yum! Brands, Inc.                                      49,000           2,132
                                                                 ------------
                                                                       34,175
                                                                 ------------

Consumer Staples - 5.2%
Altria Group, Inc.                                     59,670           2,892
American Italian Pasta Co. Class A (N)                 10,355             210
Campbell Soup Co.                                      30,700             824
Clorox Co.                                              9,800             535
Colgate-Palmolive Co.                                  25,350           1,131
Del Monte Foods Co. (AE)                               27,100             289
Diageo PLC ADR (N)                                     27,790           1,495
DIMON, Inc.                                            28,847             168
General Mills, Inc.                                    20,500             907
HJ Heinz Co.                                           44,130           1,604
JM Smucker Co. (The)                                    9,400             418
Kellogg Co.                                            28,100           1,208
Kraft Foods, Inc. Class A                              28,200             939
PepsiCo, Inc.                                           7,010             348
Performance Food Group Co. (AE)                        13,250             308
Sara Lee Corp.                                         60,830           1,416
Sensient Technologies Corp.                            11,551             251
Unilever NV                                            14,300             834
                                                                 ------------
                                                                       15,777
                                                                 ------------

Financial Services - 25.8%
Aflac, Inc.                                            11,040             396
AG Edwards, Inc.                                       25,200             914
Allstate Corp. (The)                                   59,550           2,864
American Express Co.                                   18,350             974
American International Group, Inc.                     52,900           3,212
AmeriCredit Corp. (AE)                                 13,580             263
Bank of America Corp.                                 173,986           7,792
Bank of New York Co., Inc. (The)                       27,100             880
Bear Stearns Cos., Inc. (The)                           8,000             758
BISYS Group, Inc. (The) (AE)                           26,909             393
Capital One Financial Corp.                             4,900             361
Chubb Corp.                                             5,160             372
Cigna Corp.                                            12,300             781
CIT Group, Inc.                                        29,200           1,180

 166  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Citigroup, Inc.                                       160,220           7,108
Comerica, Inc.                                         11,600             714
Commerce Bancshares, Inc.                              16,545             812
Cornerstone Realty Income Trust, Inc. (o)(N)            7,819              77
Dow Jones & Co., Inc. (N)                              18,900             836
East-West Bancorp, Inc.                                11,722             469
Fannie Mae                                             36,100           2,532
First Data Corp.                                       35,613           1,470
First Industrial Realty Trust, Inc. (o)                 9,951             384
Fiserv, Inc. (AE)                                       6,300             224
Franklin Resources, Inc.                               16,440             997
Freddie Mac                                            17,700           1,179
Friedman Billings Ramsey Group, Inc. Class A (o)       40,000             686
GATX Corp.                                             19,869             542
Genworth Financial, Inc. Class A (N)                   30,500             728
Goldman Sachs Group, Inc.                              34,260           3,370
Hartford Financial Services Group, Inc.                10,410             609
Huntington Bancshares, Inc.                            32,000             766
JPMorgan Chase & Co.                                  107,866           4,163
Keycorp                                                20,900             702
Kronos, Inc. (AE)                                       7,961             390
MBNA Corp.                                            116,650           2,990
Mellon Financial Corp.                                 42,130           1,218
Merrill Lynch & Co., Inc.                              66,920           3,610
Metlife, Inc.                                          54,670           2,097
MGIC Investment Corp.                                  11,200             720
Montpelier Re Holdings, Ltd.                            6,400             239
Northern Trust Corp.                                   19,800             842
PNC Financial Services Group, Inc. (N)                 32,510           1,700
Providian Financial Corp. (AE)                         46,100             717
Safeco Corp. (N)                                       23,400           1,082
SLM Corp.                                              38,700           1,752
Sovereign Bancorp, Inc.                                48,200           1,044
SunTrust Banks, Inc.                                   37,848           2,664
UnumProvident Corp. (N)                                20,800             284
US Bancorp                                             70,400           2,014
W Holding Co., Inc.                                    29,766             595
Wachovia Corp.                                         15,200             748
Waddell & Reed Financial, Inc. Class A                 15,600             328
Washington Mutual, Inc.                                20,400             790
Wells Fargo & Co.                                      17,500           1,045
Weyerhaeuser Co.                                       12,000             752
Zions BanCorp.                                         13,600             900
                                                                 ------------
                                                                       78,029
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Health Care - 10.5%
Abbott Laboratories                                    45,950           1,959
AmerisourceBergen Corp.                                 6,400             352
Amgen, Inc. (AE)                                       32,100           1,823
Anthem, Inc. (AE)(N)                                   36,000           2,894
Baxter International, Inc.                             54,320           1,671
Biogen Idec, Inc. (AE)                                 21,915           1,275
Boston Scientific Corp. (AE)                           39,100           1,380
Caremark Rx, Inc. (AE)                                 51,200           1,534
Eli Lilly & Co.                                         5,080             279
First Health Group Corp. (AE)                          15,765             251
Gentiva Health Services, Inc. (AE)                     36,822             625
Genzyme Corp. (AE)                                     46,900           2,461
Guidant Corp.                                          29,700           1,979
Johnson & Johnson                                      37,660           2,199
LifePoint Hospitals, Inc. (AE)                         13,238             429
Merck & Co., Inc.                                      22,100             692
Novartis AG ADR                                        10,660             512
Pfizer, Inc.                                          108,850           3,151
PSS World Medical, Inc. (AE)                           45,276             510
Roche Holding AG ADR                                    5,220             532
Rotech Healthcare, Inc. (AE)(N)                        14,235             304
Sunrise Senior Living, Inc. (AE)(N)                     9,232             352
UnitedHealth Group, Inc.                               28,000           2,027
US Physical Therapy, Inc. (AE)(N)                      13,458             203
WellPoint Health Networks (AE)                          5,600             547
Wyeth                                                  42,340           1,679
                                                                 ------------
                                                                       31,620
                                                                 ------------

Integrated Oils - 4.7%
BP PLC ADR                                             19,370           1,128
ChevronTexaco Corp.                                    57,272           3,039
ConocoPhillips                                         37,750           3,183
Exxon Mobil Corp.                                     103,850           5,110
Unocal Corp.                                           38,600           1,612
                                                                 ------------
                                                                       14,072
                                                                 ------------

Materials and Processing - 9.1%
Air Products & Chemicals, Inc.                         16,580             882
Airgas, Inc.                                           15,838             390
Akzo Nobel NV ADR (N)                                  25,700             971
Alcoa, Inc.                                            30,300             985
American Standard Cos., Inc. (AE)                      32,400           1,185
Archer-Daniels-Midland Co.                             72,140           1,397
Avery Dennison Corp.                                    7,300             444
Bemis Co.                                              21,300             564
Bowater, Inc.                                          31,780           1,171
Cabot Microelectronics Corp. (AE)(N)                    8,000             288

                                                          Select Value Fund  167

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Crompton Corp.                                         38,200             355
Dow Chemical Co. (The)                                102,010           4,583
EI Du Pont de Nemours & Co.                            49,460           2,120
Hughes Supply, Inc.                                     7,714             219
International Paper Co.                                51,050           1,966
International Steel Group, Inc. (AE)                   38,700           1,429
Lyondell Chemical Co. (N)                              15,800             363
Masco Corp.                                            17,820             611
MeadWestvaco Corp.                                     26,300             829
Monsanto Co.                                           63,290           2,706
PPG Industries, Inc.                                   20,390           1,300
Praxair, Inc.                                          28,970           1,223
Rohm & Haas Co.                                        15,700             666
Smurfit-Stone Container Corp. (AE)                     17,860             310
Syngenta AG ADR                                        31,440             599
                                                                 ------------
                                                                       27,556
                                                                 ------------

Miscellaneous - 3.6%
General Electric Co.                                   95,700           3,265
Honeywell International, Inc.                          31,680           1,067
Teleflex, Inc.                                          6,400             280
Textron, Inc.                                          10,800             736
Tyco International, Ltd.                              110,500           3,442
Vivendi Universal SA ADR (AE)                          73,500           2,016
                                                                 ------------
                                                                       10,806
                                                                 ------------

Other Energy - 3.6%
Baker Hughes, Inc.                                     31,200           1,336
Burlington Resources, Inc.                             29,300           1,216
Cal Dive International, Inc. (AE)                      10,000             354
Chesapeake Energy Corp. (N)                            66,000           1,061
Devon Energy Corp.                                     18,090           1,338
Encore Acquisition Co. (AE)                            13,287             434
EOG Resources, Inc.                                     5,810             387
Forest Oil Corp. (AE)                                   7,950             242
GlobalSantaFe Corp.                                     6,160             182
Hanover Compressor Co. (AE)                            33,395             435
Kerr-McGee Corp.                                       29,200           1,729
Noble Corp. (AE)                                       15,790             721
Remington Oil & Gas Corp. (AE)                         16,095             409
Schlumberger, Ltd.                                      5,330             335
Transocean, Inc. (AE)(N)                               14,500             511
                                                                 ------------
                                                                       10,690
                                                                 ------------

Producer Durables - 5.8%
Ametek, Inc.                                            3,850             127
AO Smith Corp.                                         10,019             266
Applied Materials, Inc. (AE)(N)                        18,000             290

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
BE Aerospace, Inc. (AE)(N)                             55,639             477
Champion Enterprises, Inc. (AE)                        45,587             496
Cooper Industries, Ltd. Class A                        13,510             863
Crane Co.                                              11,816             329
Deere & Co.                                            29,300           1,752
Duratek, Inc. (AE)                                     15,045             304
Emerson Electric Co.                                   27,540           1,764
Engineered Support Systems, Inc.                        9,330             448
Esterline Technologies Corp. (AE)                      14,092             445
IDAX Corp.                                             11,169             412
KB Home                                                 5,900             485
Lam Research Corp. (AE)(N)                             34,300             893
Lockheed Martin Corp.                                  23,730           1,307
Northrop Grumman Corp.                                 18,840             975
Novellus Systems, Inc. (AE)                             5,610             145
Park-Ohio Holdings Corp. Class P (AE)(N)               12,397             259
Pulte Homes, Inc.                                      15,300             840
United Technologies Corp.                              34,600           3,212
Varian Semiconductor Equipment Associates, Inc.
   (AE)                                                 8,750             303
WW Grainger, Inc.                                      15,300             896
                                                                 ------------
                                                                       17,288
                                                                 ------------

Technology - 3.7%
Avaya, Inc. (AE)                                       40,000             576
BEI Technologies, Inc.                                 12,040             360
Corning, Inc. (AE)                                    110,100           1,261
EMC Corp. (AE)                                         63,100             812
Filenet Corp. (AE)                                      8,237             229
Hewlett-Packard Co.                                    18,490             345
Intel Corp.                                            31,900             710
International Business Machines Corp.                  21,180           1,901
Internet Security Systems (AE)                         18,300             398
InterVoice, Inc. (AE)                                  22,224             275
IXYS Corp. (AE)(N)                                     28,430             202
JDA Software Group, Inc. (AE)(N)                       29,393             330
LCC International, Inc. Class A (AE)                   58,865             190
Mantech International Corp. Class A (AE)(N)            23,902             517
Microsoft Corp.                                        74,700           2,091
National Semiconductor Corp.                           20,800             347
Sybase, Inc. (AE)                                      10,800             171
Tessco Technologies, Inc. (AE)                          8,874             114
Titan Corp. (AE)                                       29,300             435
Zarlink Semiconductor, Inc. (AE)                       43,700             122
                                                                 ------------
                                                                       11,386
                                                                 ------------

 168  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Utilities - 9.4%
AES Corp. (The) (AE)                                  108,200           1,179
Alltel Corp. (N)                                       13,400             736
BellSouth Corp.                                        24,200             645
Cinergy Corp.                                          10,720             424
Citizens Communications Co.                            38,000             509
Comcast Corp. Class A (AE)                             31,400             926
Comcast Corp. Special Class A (AE)                     38,810           1,127
COX Communications, Inc. Class A (AE)                   6,500             224
Dominion Resources, Inc.                               26,160           1,683
Duke Energy Corp.                                      42,500           1,043
Energy East Corp. (N)                                  16,650             420
Entergy Corp.                                           8,220             537
Exelon Corp.                                           35,030           1,388
FirstEnergy Corp.                                       5,060             209
FPL Group, Inc.                                         5,600             386
KeySpan Corp.                                           7,510             300
Mediacom Communications Corp. Class A (AE)(N)          35,469             232
National Fuel Gas Co. (N)                               3,210              90
Nextel Communications, Inc. Class A (AE)               59,900           1,587
Oneok, Inc.                                            32,135             862
PPL Corp.                                              24,480           1,273
Progress Energy, Inc.                                   1,300              --
Public Service Enterprise Group, Inc.                  16,400             698
Puget Energy, Inc.                                     17,700             412
SBC Communications, Inc.                               26,100             659
Sempra Energy                                          10,000             335
Sierra Pacific Resources (AE)(N)                       43,694             419
Sprint Corp.                                          182,550           3,824
TXU Corp.                                               8,120             497
Verizon Communications, Inc.                          105,410           4,122
Vodafone Group PLC ADR                                 38,073             982
Western Wireless Corp. Class A (AE)                    26,000             758
                                                                 ------------
                                                                       28,486
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

TOTAL COMMON STOCKS
(cost $253,240)                                                       283,456
                                                                 ------------

SHORT-TERM INVESTMENTS - 5.7%
Frank Russell Investment Company
   Money Market Fund                               15,514,000          15,514
United States Treasury Bill (c)(z)(sec.)
   1.649% due 12/09/04                                  1,800           1,797
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $17,311)                                                         17,311
                                                                 ------------

OTHER SECURITIES - 5.3%
Frank Russell Investment Company
   Money Market Fund (x)                            6,350,300           6,350
State Street Securities Lending Quality Trust
   (x)                                              9,543,467           9,544
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $15,894)                                                         15,894
                                                                 ------------

TOTAL INVESTMENTS - 104.9%
(identified cost $286,444)                                            316,661

OTHER ASSETS AND LIABILITIES
NET - (4.9%)                                                          (14,629)
                                                                 ------------

NET ASSETS - 100.0%                                                   302,032
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                          Select Value Fund  169

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Value Index
   expiration date 12/04 (36)                              10,926                109

S&P 500 E-Mini Index
   expiration date 12/04 (37)                               2,091                 15

S&P 500 Index
   expiration date 12/04 (16)                               4,521                 47
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        171
                                                                     ===============

                                                       % OF
                                                        NET
PORTFOLIO SUMMARY (UNAUDITED)                         ASSETS
-----------------------------------------------------------------
Auto and Transportation                                       1.2
Consumer Discretionary                                       11.3
Consumer Staples                                              5.2
Financial Services                                           25.8
Health Care                                                  10.5
Integrated Oils                                               4.7
Materials and Processing                                      9.1
Miscellaneous                                                 3.6
Other Energy                                                  3.6
Producer Durables                                             5.8
Technology                                                    3.7
Utilities                                                     9.4
Short-Term Investments                                        5.7
Other Securities                                              5.3
                                                  ---------------
Total Investments                                           104.9
Other Assets and Liabilities, Net                           (4.9)
                                                  ---------------

Net Assets                                                  100.0
                                                  ===============

Futures Contracts                                             0.1

See accompanying notes which are an integral part of the financial statements.

 170  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS -- OCTOBER 31, 2004

--------------------------------------------------------------------------------
FOOTNOTES:

(AE)  Nonincome-producing security.
(I)   Forward commitment.
(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end. Variable Rate.
(f) Perpetual floating rate security. Rate shown reflects rate in effect ar period end.
(o)   Real Estate Investment Trust (REIT).
(u)   Bond is insured by a guarantor.
(B)   Illiquid security.
(O)   In default.
(c)   At amortized cost, which approximates market.
(z)   Rate noted is yield-to-maturity from date of acquisition.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(sec.)Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(A) This security has been valued by the Security Valuation Committee. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.
# All securities with a maturity date greater than thirteen months have a demand feature or an optional or mandatory put, or are pre-refunded, resulting in an effective maturity of thirteen months or less. Additionally, all daily and weekly demand securities are backed by direct payment of letters of credit.
(X) The security is purchased with the cash collateral from the securities loaned.
(N)   All or a portion of the shares of this security are on loan.
(p) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

ABBREVIATIONS:

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
ADS - American Depositary Share
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
PIC - Payment in Kind
FDIC - Federal Deposit Insurance Company
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities TBA - To Be Announced Security

                                          Notes to Schedules of Investments  171

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

FOREIGN CURRENCY ABBREVIATIONS:

   ARS - Argentine peso                    HKD - Hong Kong dollar                  PLN - Polish zloty
   AUD - Australian dollar                 HUF - Hungarian forint                  RUB - Russian ruble
   BRL - Brazilian real                    IDR - Indonesian rupiah                 SEK - Swedish krona
   CAD - Canadian dollar                   ILS - Israeli shekel                    SGD - Singapore dollar
   CHF - Swiss franc                       INR - Indian rupee                      SKK - Slovakian koruna
   CLP - Chilean peso                      ITL - Italian lira                      THB - Thai baht
   CNY - Chinese renminbi yuan             JPY - Japanese yen                      TRL - Turkish lira
   COP - Colombian peso                    KES - Kenyan schilling                  TWD - Taiwanese dollar
   CRC - Costa Rica colon                  KRW - South Korean won                  USD - United States dollar
   CZK - Czech koruna                      MXN - Mexican peso                      VEB - Venezuelan bolivar
   DKK - Danish krone                      MYR - Malaysian ringgit                 VND - Vietnam dong
   EGP - Egyptian pound                    NZD - New Zealand dollar                ZAR - South African rand
   EUR - Euro                              PEN - Peruvian nouveau sol
   GBP - British pound sterling            PHP - Philippine peso

 172  Notes to Schedules of Investments

                      (This page intentionally left blank)

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

STATEMENT OF ASSETS AND LIABILITIES -- OCTOBER 31, 2004

                                              EQUITY I           EQUITY II            EQUITY Q         INTERNATIONAL
AMOUNTS IN THOUSANDS                            FUND                FUND                FUND                FUND
----------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at identified cost           $        726,636    $        900,318    $      1,218,028    $      1,418,735
----------------------------------------------------------------------------------------------------------------------
Investments, at market***                          820,977           1,057,530           1,400,967           1,636,704
Cash                                                    17                 162                  23                  27
Foreign currency holdings*                              --                  --                  --               9,284
Unrealized appreciation on foreign
   currency exchange contracts                          --                  --                  --               8,244
Receivables:
      Dividends and interest                           902                 738               1,607               2,247
      Dividends from affiliated money
         market funds                                   64                  47                  52                 143
      Investments sold                              10,105              29,116               3,964               9,612
      Fund shares sold                              51,862               9,099              55,190              33,920
      Foreign taxes recoverable                         --                  --                  --                 141
      From Advisor                                      --                  --                  --                  --
      Daily variation margin on futures
         contracts                                     149                   1                 151                  --
Prepaid expenses                                        --                  --                  --                  --
Unrealized appreciation on index swap
   contracts                                            --                  --                  --                  --
Interest rate swap contracts, at market
   value****                                            --                  --                  --                  --
                                          ----------------    ----------------    ----------------    ----------------
Total assets                                       884,076           1,096,693           1,461,954           1,700,322
                                          ----------------    ----------------    ----------------    ----------------

LIABILITIES
Payables:
      Investments purchased                         10,599              27,370               3,032               8,147
      Fund shares redeemed                          19,055                 683              19,889                 601
      Accrued fees to affiliates                       481                 715                 790                 987
      Other accrued expenses                            83                  92                  97                 212
      Daily variation margin on futures
         contracts                                      --                  --                  --                 402
      Deferred tax liability                            --                  --                  --                  17
Unrealized depreciation on foreign
   currency exchange contracts                          --                  --                  --               4,203
Options written, at market value**                      --                  --                  --               3,066
Payable upon return of securities loaned            18,738             153,191              34,934             239,921
Interest rate swap contracts, at market
   value****                                            --                  --                  --                  --
                                          ----------------    ----------------    ----------------    ----------------
Total liabilities                                   48,956             182,051              58,742             257,556
                                          ----------------    ----------------    ----------------    ----------------

NET ASSETS                                $        835,120    $        914,642    $      1,403,212    $      1,442,766
                                          ================    ================    ================    ================
Net Assets Consist of:
Undistributed (overdistributed) net
   investment income                      $            536    $          1,957    $            890    $         15,748
Accumulated net realized gain (loss)               (37,744)            112,849             (98,255)           (155,894)
Unrealized appreciation (depreciation)
   on:
      Investments                                   94,341             157,212             182,939             217,969
      Futures contracts                                780                 826                 720                (644)
      Options written                                   --                  --                  --                 (96)
      Index swap contracts                              --                  --                  --                  --
      Interest rate swap contracts                      --                  --                  --                  --
      Foreign currency-related
         transactions                                   --                  --                  --               4,257
Shares of beneficial interest                          303                 232                 434                 410
Additional paid-in capital                         776,904             641,566           1,316,484           1,361,016
                                          ----------------    ----------------    ----------------    ----------------
NET ASSETS                                $        835,120    $        914,642    $      1,403,212    $      1,442,766
                                          ================    ================    ================    ================

See accompanying notes which are an integral part of the financial statements.

 174  Statement of Assets and Liabilities

    FIXED INCOME I    FIXED INCOME III    EMERGING MARKETS      REAL ESTATE      SHORT DURATION    SELECT GROWTH      SELECT VALUE
         FUND               FUND                FUND          SECURITIES FUND      BOND FUND            FUND              FUND
-----------------------------------------------------------------------------------------------------------------------------------
    $    1,446,444     $      566,586      $      465,483     $      924,739     $    1,227,416    $      117,156    $      286,444
-----------------------------------------------------------------------------------------------------------------------------------
         1,461,987            576,204             583,415          1,300,423          1,228,216           129,128           316,661
               435                699                  --              1,033                 10                --                --
               762                639               2,532                 --                  6                --                --
                22                 21               1,153                 --                 --                --                --
             8,284              2,993               1,721              1,726              6,362                54               431
               131                106                  40                 53                123                10                22
            52,159             23,162               1,192              8,419                 33             1,852             3,511
            72,643             41,549               6,970             12,777              2,481               523               739
                --                 --                   5                 --                 --                --                --
                --                 --                  --                 --                 --                58                13
               211                113                  --                 --                 91                31                58
                --                 --                  --                 --                  1                --                --
                --                 53                  --                 --                 --                --                --
                55                191                  --                 --              1,173                --                --
    --------------     --------------      --------------     --------------     --------------    --------------    --------------
         1,596,689            645,730             597,028          1,324,431          1,238,496           131,656           321,435
    --------------     --------------      --------------     --------------     --------------    --------------    --------------

           216,853            112,206                 951             17,180             31,266             1,437             2,831
            55,040                202                 498              1,247              1,267               160               340
               331                235                 824              1,270                726                98               288
               107                 69                 124                115                153                57                50
                10                 22                  18                 --                 --                --                --
                --                 --                 903                 --                 --                --                --
               270                215                 377                 --                 15                --                --
                68                 48               1,520                 --                  2                --                --
           258,692             62,854               7,551             42,581              8,127             6,638            15,894
               346                424                  --                 --                 --                --                --
    --------------     --------------      --------------     --------------     --------------    --------------    --------------
           531,717            176,275              12,766             62,393             41,556             8,390            19,403
    --------------     --------------      --------------     --------------     --------------    --------------    --------------

    $    1,064,972     $      469,455      $      584,262     $    1,262,038     $    1,196,940    $      123,266    $      302,032
    ==============     ==============      ==============     ==============     ==============    ==============    ==============
    $        1,814     $          734      $         (882)    $         (385)    $        1,891    $           --    $          155
            25,216              3,464             (76,852)           128,098                474           (26,194)          (18,174)
            15,543              9,618             117,029            375,684                800            11,972            30,217
               923                408                 269                 --                331               221               171
                62                 46                (201)                --                 11                --                --
                --                 53                  --                 --                 --                --                --
              (135)               (24)                 --                 --                493                --                --
              (224)              (218)                810                 --                (14)               --                --
               487                439                 452                288                628               172               294
         1,021,286            454,935             543,637            758,353          1,192,326           137,095           289,369
    --------------     --------------      --------------     --------------     --------------    --------------    --------------
    $    1,064,972     $      469,455      $      584,262     $    1,262,038     $    1,196,940    $      123,266    $      302,032
    ==============     ==============      ==============     ==============     ==============    ==============    ==============

  See accompanying notes which are an integral part of the financial statements.

                                        Statement of Assets and Liabilities  175

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED -- OCTOBER 31, 2004

                                                         EQUITY I           EQUITY II            EQUITY Q         INTERNATIONAL
                                                           FUND                FUND                FUND                FUND
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, offering and redemption price per
   share:
   Net asset value per share: Class C*****           $             --    $             --    $             --    $             --
      Class C -- Net assets                          $             --    $             --    $             --    $             --
      Class C -- Shares outstanding ($.01 par
         value)                                                    --                  --                  --                  --
   Net asset value per share: Class E*****           $          27.56    $          39.28    $          32.32    $          35.15
      Class E -- Net assets                          $     33,142,529    $     80,542,460    $     47,570,547    $     35,441,337
      Class E -- Shares outstanding ($.01 par
         value)                                             1,202,545           2,050,242           1,471,807           1,008,281
   Net asset value per share: Class I*****           $          27.54    $          39.39    $          32.32    $          35.16
      Class I -- Net assets                          $    697,537,043    $    674,279,730    $  1,018,805,859    $    915,469,268
      Class I -- Shares outstanding ($.01 par
         value)                                            25,328,871          17,119,435          31,518,235          26,036,861
   Net asset value per share: Class S*****           $             --    $             --    $             --    $             --
      Class S -- Net assets                          $             --    $             --    $             --    $             --
      Class S -- Shares outstanding ($.01 par
         value)                                                    --                  --                  --                  --
   Net asset value per share: Class Y*****           $          27.53    $          39.41    $          32.32    $          35.17
      Class Y -- Net assets                          $    104,440,377    $    159,819,731    $    336,836,045    $    491,855,042
      Class Y -- Shares outstanding ($.01 par
         value)                                             3,793,846           4,054,943          10,421,784          13,986,489
---------------------------------------------------------------------------------------------------------------------------------
Amounts in thousands
*     Foreign currency holdings - cost               $             --    $             --    $             --    $          9,094
**    Premiums received on options written           $             --    $             --    $             --    $          2,970
***   Market value of securities on loan included
      in investments                                 $         18,309    $        148,412    $         34,108    $        229,008
****  Interest rate swap contracts - premiums paid
      (received)                                     $             --    $             --    $             --    $             --
***** Net asset value per share equals class level
      net assets divided by class level shares of
      beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

 176  Statement of Assets and Liabilities

    FIXED INCOME I    FIXED INCOME III    EMERGING MARKETS      REAL ESTATE      SHORT DURATION    SELECT GROWTH      SELECT VALUE
         FUND               FUND                FUND          SECURITIES FUND      BOND FUND            FUND              FUND
-----------------------------------------------------------------------------------------------------------------------------------
    $           --     $           --      $        12.52     $        43.10     $        19.04    $         6.85    $        10.15
    $           --     $           --      $   20,466,759     $   61,088,878     $   38,427,188    $    5,941,686    $   16,833,500
                --                 --           1,634,402          1,417,479          2,018,083           867,463         1,657,705
    $        21.88     $        10.70      $        12.93     $        43.55     $        19.10    $         7.08    $        10.28
    $   27,515,332     $    7,489,031      $   14,168,822     $   29,435,956     $   23,180,549    $    5,749,021    $    9,167,027
         1,257,692            699,794           1,095,863            675,975          1,213,748           812,524           891,533
    $        21.87     $        10.69      $           --     $           --     $           --    $         7.19    $        10.30
    $  752,229,068     $  461,966,029      $           --     $           --     $           --    $   60,006,441    $  102,396,565
        34,402,200         43,226,427                  --                 --                 --         8,351,473         9,937,342
    $           --     $           --      $        12.94     $        43.90     $        19.07    $         7.15    $        10.29
    $           --     $           --      $  549,626,190     $1,171,513,530     $1,135,332,067    $   51,569,195    $  173,635,226
                --                 --          42,472,032         26,687,690         59,523,485         7,209,534        16,876,233
    $        21.88     $           --      $           --     $           --     $           --    $           --    $           --
    $  285,227,582     $           --      $           --     $           --     $           --    $           --    $           --
        13,038,749                 --                  --                 --                 --                --                --
-----------------------------------------------------------------------------------------------------------------------------------

    $          747     $          632      $        2,511     $           --     $            6    $           --    $           --
    $          130     $           94      $        1,319     $           --     $           13    $           --    $           --
    $      253,942     $       61,751      $        7,404     $       41,315     $        7,969    $        6,416    $       15,530
    $         (156)    $         (209)     $           --     $           --     $          680    $           --    $           --

  See accompanying notes which are an integral part of the financial statements.

                                        Statement of Assets and Liabilities  177

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

STATEMENT OF OPERATIONS -- FOR THE FISCAL YEAR ENDED OCTOBER 31, 2004

                                               EQUITY I         EQUITY II          EQUITY Q         INTERNATIONAL
AMOUNTS IN THOUSANDS                             FUND              FUND              FUND               FUND
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Dividends                             $       11,170    $        9,499    $       20,926    $          31,165
      Dividends from affiliated money
         market funds                                  505               499               486                1,050
      Interest                                          62                38                37                   --
      Securities Lending Income                         49               415                59                1,158
      Less foreign taxes withheld                       --                --                --               (3,429)
                                            --------------    --------------    --------------    -----------------
Total investment income                             11,786            10,451            21,508               29,944
                                            --------------    --------------    --------------    -----------------

EXPENSES
      Advisory fees                                  4,181             6,298             7,215                9,203
      Administrative fees                               --                --                --                   --
      Administrative fees - Class E                     16                32                23                   16
      Administrative fees - Class I                    318               324               464                  372
      Administrative fees - Class Y                     13                25                47                   73
      Custodian fees                                   383               443               411                1,827
      Distribution fees - Class C                       --                --                --                   --
      Transfer agent fees                               --                --                --                   --
      Transfer agent fees - Class C                     --                --                --                   --
      Transfer agent fees - Class E                      9                10                 9                    9
      Transfer agent fees - Class I                    257               483               329                  307
      Transfer agent fees - Class S                     --                --                --                   --
      Transfer agent fees - Class Y                      1                 1                 2                   --
      Professional fees                                 82                70               106                  130
      Registration fees                                 81                73                84                   89
      Shareholder servicing fees - Class
         C                                              --                --                --                   --
      Shareholder servicing fees - Class
         E                                              81               162               117                   80
      Trustees' fees                                    24                29                43                   42
      Printing fees                                     28                36                49                   45
      LifePoints funds fees                             --                --                --                   --
      Miscellaneous                                     13                13                13                   36
                                            --------------    --------------    --------------    -----------------
      Expenses before reductions                     5,487             7,999             8,912               12,229
      Expense reductions                              (110)              (30)              (36)                 (36)
                                            --------------    --------------    --------------    -----------------
Net Expenses                                         5,377             7,969             8,876               12,193
                                            --------------    --------------    --------------    -----------------
Net investment income (loss)                         6,409             2,482            12,632               17,751
                                            --------------    --------------    --------------    -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
      Investments (Emerging Markets Fund
         - Net of taxes $1,348)                     65,252            96,398           143,917              100,011
      Futures contracts                              3,918             4,903             3,310               11,261
      Options written                                   --                --                --               (1,731)
      Index swap contracts                              --                --                --                   --
      Interest rate swap contracts                      --                --                --                   --
      Foreign currency-related
         transactions                                   --                 2                --                5,839
                                            --------------    --------------    --------------    -----------------
Net realized gain (loss)                            69,170           101,303           147,227              115,380
                                            --------------    --------------    --------------    -----------------
Net change in unrealized appreciation
   (depreciation) on:
      Investments (Emerging Markets Fund
         - Net of taxes $903)                      (19,278)          (29,135)          (60,245)              58,820
      Futures contracts                               (104)             (148)             (889)              (2,058)
      Options written                                   --                --                --                  (88)
      Index swap contracts                              --                --                --                   --
      Interest rate swap contracts                      --                --                --                   --
      Foreign currency-related
         transactions                                   --                --                --                 (327)
                                            --------------    --------------    --------------    -----------------
Net change in unrealized appreciation
   (depreciation)                                  (19,382)          (29,283)          (61,134)              56,347
                                            --------------    --------------    --------------    -----------------
Net realized and unrealized gain (loss)             49,788            72,020            86,093              171,727
                                            --------------    --------------    --------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                          $       56,197    $       74,502    $       98,725    $         189,478
                                            ==============    ==============    ==============    =================

See accompanying notes which are an integral part of the financial statements.

 178  Statement of Operations

    FIXED INCOME I   FIXED INCOME III   EMERGING MARKETS     REAL ESTATE       SHORT DURATION
         FUND              FUND               FUND         SECURITIES FUND       BOND FUND
----------------------------------------------------------------------------------------------
    $          63     $          166    $         15,548   $         35,148   $             82
            1,135                951                 292                307                821
           37,455             11,826                  34                  1             28,034
              263                 49                  22                 72                 10
               --                 --              (1,921)                --                 --
    -------------     --------------    ----------------   ----------------   ----------------
           38,916             12,992              13,975             35,528             28,947
    -------------     --------------    ----------------   ----------------   ----------------

            2,758              1,819               5,680              8,496              4,916
               --                 --                 247                531                546
               14                  3                  --                 --                 --
              340                178                  --                 --                 --
               50                 --                  --                 --                 --
              497                322               1,365                274                319
               --                 --                 127                352                305
               --                 --               1,432              1,811                424
               --                 --                  --                 --                 --
                8                  2                  --                 --                 --
              149                159                  --                 --                 --
               --                 --                  --                 --                 --
               --                 --                  --                 --                 --
              103                 52                  94                 84                 84
              118                 74                  82                 96                105
               --                 --                  42                117                102
               68                 17                  29                 55                 55
               35                 11                  15                 34                 33
               34                 12                  47                 35                 --
               --                 --                 247                427                762
               27                  1                  25                 44                 23
    -------------     --------------    ----------------   ----------------   ----------------
            4,201              2,650               9,432             12,356              7,674
              (39)               (19)               (202)                (9)              (300)
    -------------     --------------    ----------------   ----------------   ----------------
            4,162              2,631               9,230             12,347              7,374
    -------------     --------------    ----------------   ----------------   ----------------
           34,754             10,361               4,745             23,181             21,573
    -------------     --------------    ----------------   ----------------   ----------------

           14,875              5,140              70,532            108,208                 26
            4,753              2,540                (115)                --              1,492
              205                 13              (1,585)                --                 68
               --                178                  --                 --                 --
              (60)              (240)                 --                 --                307
             (673)              (438)                483                 --                (11)
    -------------     --------------    ----------------   ----------------   ----------------
           19,100              7,193              69,315            108,208              1,882
    -------------     --------------    ----------------   ----------------   ----------------
            3,576              3,106              18,946            170,285             (3,061)
              714                236                  83                 --                667
               34                 83                (172)                --                (37)
               --                 27                  --                 --                 --
             (135)               (24)                 --                 --                493
              268                 48                 607                 --                (14)
    -------------     --------------    ----------------   ----------------   ----------------
            4,457              3,476              19,464            170,285             (1,952)
    -------------     --------------    ----------------   ----------------   ----------------
           23,557             10,669              88,779            278,493                (70)
    -------------     --------------    ----------------   ----------------   ----------------
           58,311
    $                 $       21,030    $         93,524   $        301,674   $         21,503
    =============     ==============    ================   ================   ================

      SELECT GROWTH    SELECT VALUE
          FUND             FUND
---
     $           650   $      4,750
                  73            155
                   7             12
                  18             32
                  --             --
     ---------------   ------------
                 748          4,949
     ---------------   ------------
                 837          1,777
                  52            127
                  --             --
                  --             --
                  --             --
                 160            182
                  37            106
                  --             --
                  19             60
                   9             21
                  34             52
                  68            299
                  --             --
                  44             60
                  70             91
                  12             35
                  14             21
                   3              7
                  --             15
                  --             --
                  12             18
     ---------------   ------------
               1,371          2,871
                (223)           (13)
     ---------------   ------------
               1,148          2,858
     ---------------   ------------
                (400)         2,091
     ---------------   ------------
               1,753         20,048
                 200          1,357
                  --             --
                  --             --
                  --             --
                  --             --
     ---------------   ------------
               1,953         21,405
     ---------------   ------------
              (1,062)        10,615
                 115           (364)
                  --             --
                  --             --
                  --             --
                  --             --
     ---------------   ------------
                (947)        10,251
     ---------------   ------------
               1,006         31,656
     ---------------   ------------
     $           606   $     33,747
     ===============   ============

  See accompanying notes which are an integral part of the financial statements.

                                                    Statement of Operations  179

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

STATEMENT OF CHANGES IN NET ASSETS -- FOR THE FISCAL YEARS ENDED OCTOBER 31,

                                                                       EQUITY I FUND                   EQUITY II FUND
                                                                ----------------------------    ----------------------------
AMOUNTS IN THOUSANDS                                                2004            2003            2004            2003
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
      Net investment income (loss)                              $      6,409    $     6,099     $     2,482     $      1,769
      Net realized gain (loss)                                        69,170           (785)        101,303           65,064
      Net change in unrealized appreciation (depreciation)           (19,382)       123,736         (29,283)         200,125
                                                                ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from operations                 56,197        129,050          74,502          266,958
                                                                ------------    ------------    ------------    ------------

DISTRIBUTIONS
      From net investment income
         Class E                                                        (202)          (168)             --              (96)
         Class I                                                      (5,442)        (4,706)           (774)          (2,198)
         Class Y                                                        (820)          (634)           (478)            (926)
      From net realized gain
         Class E                                                          --             --              --               --
         Class I                                                          --             --              --               --
         Class Y                                                          --             --              --               --
                                                                ------------    ------------    ------------    ------------
Net decrease in net assets from distributions                         (6,464)        (5,508)         (1,252)          (3,220)
                                                                ------------    ------------    ------------    ------------

SHARE TRANSACTIONS
      Net increase (decrease) in net assets from share
         transactions                                                 83,154        (86,833)         (1,908)         (58,035)
                                                                ------------    ------------    ------------    ------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                          132,887         36,709          71,342          205,703

NET ASSETS
      Beginning of period                                            702,233        665,524         843,300          637,597
                                                                ------------    ------------    ------------    ------------

      End of period                                             $    835,120    $   702,233     $   914,642     $    843,300
                                                                ============    ============    ============    ============

      Undistributed (overdistributed) net investment income
         included in net assets                                 $        536    $       591     $     1,957     $        725

See accompanying notes which are an integral part of the financial statements.

 180  Statement of Changes in Net Assets

              EQUITY Q                      INTERNATIONAL                  FIXED INCOME I                 FIXED INCOME III
                FUND                            FUND                            FUND                            FUND
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2004            2003            2004            2003            2004            2003            2004            2003
---------------------------------------------------------------------------------------------------------------------------------

    $      12,632   $      15,257   $      17,751   $      13,982   $      34,754   $      43,134   $      10,361   $      11,378
          147,227         (47,468)        115,380         (17,284)         19,100          40,799           7,193          11,835
          (61,134)        328,511          56,347         268,964           4,457         (22,967)          3,476           3,093
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
           98,725         296,300         189,478         265,662          58,311          60,966          21,030          26,306
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

             (366)           (244)           (655)           (242)           (859)           (866)           (241)           (212)
           (9,334)         (7,473)        (15,369)         (9,263)        (23,390)        (22,683)        (12,760)        (10,152)
           (3,409)         (6,173)        (14,740)         (7,406)        (13,121)        (16,653)             --              --
               --              --              --              --            (809)           (593)           (109)             --
               --              --              --              --         (18,686)        (14,449)         (4,989)             --
               --              --              --              --         (12,596)        (10,087)             --              --
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          (13,109)        (13,890)        (30,764)        (16,911)        (69,461)        (65,331)        (18,099)        (10,364)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

         (220,202)       (131,199)         94,361           5,229           9,666        (176,460)        162,317         (24,197)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

         (134,586)        151,211         253,075         253,980          (1,484)       (180,825)        165,248          (8,255)

        1,537,798       1,386,587       1,189,691         935,711       1,066,456       1,247,281         304,207         312,462
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

    $   1,403,212   $   1,537,798   $   1,442,766   $   1,189,691   $   1,064,972   $   1,066,456   $     469,455   $     304,207
    =============   =============   =============   =============   =============   =============   =============   =============

    $         890   $       1,367   $      15,748   $      19,354   $       1,814   $       4,825   $         734   $       3,434

  See accompanying notes which are an integral part of the financial statements.

                                         Statement of Changes in Net Assets  181

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED -- FOR THE FISCAL YEARS ENDED OCTOBER 31,

                                                                      EMERGING MARKETS             REAL ESTATE SECURITIES
                                                                            FUND                            FUND
                                                                ----------------------------    ----------------------------
AMOUNTS IN THOUSANDS                                                2004            2003            2004            2003
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
      Net investment income (loss)                              $      4,745    $     4,051     $    23,181     $     33,486
      Net realized gain (loss)                                        69,315         15,372         108,208            2,082
      Net change in unrealized appreciation (depreciation)            19,464        116,104         170,285          179,953
                                                                ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from operations                 93,524        135,527         301,674          215,521
                                                                ------------    ------------    ------------    ------------

DISTRIBUTIONS
      From net investment income
         Class C                                                        (309)            --          (1,500)            (839)
         Class E                                                        (262)           (10)           (831)            (546)
         Class I                                                          --             --              --               --
         Class S                                                     (11,244)        (1,302)        (39,826)         (30,677)
         Class Y                                                          --             --              --               --
      From net realized gain
         Class C                                                          --             --              (7)             (87)
         Class E                                                          --             --              (4)             (45)
         Class I                                                          --             --              --               --
         Class S                                                          --             --            (175)          (2,473)
         Class Y                                                          --             --              --               --
                                                                ------------    ------------    ------------    ------------
Net decrease in net assets from distributions                        (11,815)        (1,312)        (42,343)         (34,667)
                                                                ------------    ------------    ------------    ------------

SHARE TRANSACTIONS
      Net increase (decrease) in net assets from share
         transactions                                                 94,089           (986)        122,824           74,523
                                                                ------------    ------------    ------------    ------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                          175,798        133,229         382,155          255,377

NET ASSETS
      Beginning of period                                            408,464        275,235         879,883          624,506
                                                                ------------    ------------    ------------    ------------

      End of period                                             $    584,262    $   408,464     $ 1,262,038     $    879,883
                                                                ============    ============    ============    ============

      Undistributed (overdistributed) net investment income
         included in net assets                                 $       (882)   $     3,914     $      (385)    $      3,364

See accompanying notes which are an integral part of the financial statements.

 182  Statement of Changes in Net Assets

      SHORT DURATION BOND FUND           SELECT GROWTH FUND               SELECT VALUE FUND
    -----------------------------   -----------------------------   -----------------------------
        2004            2003            2004            2003            2004            2003
-------------------------------------------------------------------------------------------------

    $      21,573   $      22,155   $        (400)  $        (242)  $       2,091   $         802
            1,882           9,015           1,953           1,315          21,405          (1,408)
           (1,952)         (9,543)           (947)         16,676          10,251          26,381
    -------------   -------------   -------------   -------------   -------------   -------------
    $      21,503   $      21,627   $         606   $      17,749   $      33,747   $      25,775
    -------------   -------------   -------------   -------------   -------------   -------------

             (323)           (466)             --              --              (8)             (3)
             (359)           (448)             --              --             (45)            (29)
               --              --              --              --            (832)           (310)
          (19,418)        (19,621)             --              --          (1,175)           (343)
               --              --              --              --              --              --
               --              --              --              --              --              --
               --              --              --              --              --              --
               --              --              --              --              --              --
               --              --              --              --              --              --
               --              --              --              --              --              --
    -------------   -------------   -------------   -------------   -------------   -------------
          (20,100)        (20,535)             --              --          (2,060)           (685)
    -------------   -------------   -------------   -------------   -------------   -------------

          175,555         385,285          40,106          18,110          49,612         123,293
    -------------   -------------   -------------   -------------   -------------   -------------

          176,958         386,377          40,712          35,859          81,299         148,383

        1,019,982         633,605          82,554          46,695         220,733          72,350
    -------------   -------------   -------------   -------------   -------------   -------------

    $   1,196,940   $   1,019,982   $     123,266   $      82,554   $     302,032   $     220,733
    =============   =============   =============   =============   =============   =============

    $       1,891   $         515   $          --   $          --   $         155   $         124

  See accompanying notes which are an integral part of the financial statements.

                                         Statement of Changes in Net Assets  183

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE FISCAL YEARS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                    $                  $
                                           NET ASSET VALUE,           NET            NET REALIZED
                                             BEGINNING OF         INVESTMENT        AND UNREALIZED
                                                PERIOD         INCOME (LOSS)(A)      GAIN (LOSS)
--------------------------------------------------------------------------------------------------
EQUITY I FUND
Class E
October 31, 2004                                25.75                 .16                 1.82
October 31, 2003                                21.46                 .15                 4.28
October 31, 2002                                25.25                 .12                (3.69)
October 31, 2001                                35.21                 .15                (9.62)
October 31, 2000 (1)                            37.51                 .11                (1.64)
December 31, 1999 (5)                           38.01                 .13                 3.11
--------------------------------------------------------------------------------------------------
Class I
October 31, 2004                                25.72                 .23                 1.82
October 31, 2003                                21.44                 .21                 4.26
October 31, 2002                                25.23                 .19                (3.70)
October 31, 2001                                35.21                 .22                (9.63)
October 31, 2000 (1)                            37.46                 .19                (1.63)
December 31, 1999                               35.17                 .27                 6.18
--------------------------------------------------------------------------------------------------
Class Y
October 31, 2004                                25.72                 .25                 1.81
October 31, 2003                                21.43                 .23                 4.27
October 31, 2002                                25.24                 .20                (3.71)
October 31, 2001                                35.21                 .23                (9.61)
October 31, 2000 (6)                            36.90                 .14                (1.64)
--------------------------------------------------------------------------------------------------
EQUITY II FUND
Class E
October 31, 2004                                36.12                 .04                 3.12
October 31, 2003                                25.54                 .01                10.65
October 31, 2002                                28.24                 .02                (2.65)
October 31, 2001                                38.33                 .12                (5.36)
October 31, 2000 (1)                            35.71                 .03                 3.32
December 31, 1999 (5)                           31.37                 .02                 5.99
--------------------------------------------------------------------------------------------------
Class I
October 31, 2004                                36.19                 .10                 3.15
October 31, 2003                                25.59                 .06                10.66
October 31, 2002                                28.29                 .08                (2.65)
October 31, 2001                                38.35                 .18                (5.37)
October 31, 2000 (1)                            35.71                 .11                 3.33
December 31, 1999                               30.94                 .10                 6.68
--------------------------------------------------------------------------------------------------
Class Y
October 31, 2004                                36.22                 .14                 3.14
October 31, 2003                                25.61                 .10                10.67
October 31, 2002                                28.32                 .12                (2.65)
October 31, 2001                                38.35                 .20                (5.35)
October 31, 2000 (6)                            38.89                 .11                 (.55)
--------------------------------------------------------------------------------------------------

                                               $                 $                 $
                                           TOTAL FROM      DISTRIBUTIONS     DISTRIBUTIONS        $
                                           INVESTMENT        FROM NET          FROM NET       RETURN OF
                                           OPERATIONS    INVESTMENT INCOME   REALIZED GAIN     CAPITAL
----------------------------------------
EQUITY I FUND
Class E
October 31, 2004                              1.98             (.17)                --             --
October 31, 2003                              4.43             (.14)                --             --
October 31, 2002                             (3.57)            (.16)                --           (.06)
October 31, 2001                             (9.47)            (.13)              (.36)            --
October 31, 2000 (1)                         (1.53)            (.14)              (.63)            --
December 31, 1999 (5)                         3.24             (.12)             (3.62)            --
----------------------------------------
Class I
October 31, 2004                              2.05             (.23)                --             --
October 31, 2003                              4.47             (.19)                --             --
October 31, 2002                             (3.51)            (.20)                --           (.08)
October 31, 2001                             (9.41)            (.21)              (.36)            --
October 31, 2000 (1)                         (1.44)            (.18)              (.63)            --
December 31, 1999                             6.45             (.28)             (3.88)            --
----------------------------------------
Class Y
October 31, 2004                              2.06             (.25)                --             --
October 31, 2003                              4.50             (.21)                --             --
October 31, 2002                             (3.51)            (.22)                --           (.08)
October 31, 2001                             (9.38)            (.23)              (.36)            --
October 31, 2000 (6)                         (1.50)            (.19)                --             --
----------------------------------------
EQUITY II FUND
Class E
October 31, 2004                              3.16               --                 --             --
October 31, 2003                             10.66             (.08)                --             --
October 31, 2002                             (2.63)            (.07)                --             --
October 31, 2001                             (5.24)            (.07)             (4.78)            --
October 31, 2000 (1)                          3.35             (.02)              (.71)            --
December 31, 1999 (5)                         6.01             (.01)             (1.66)            --
----------------------------------------
Class I
October 31, 2004                              3.25             (.05)                --             --
October 31, 2003                             10.72             (.12)                --             --
October 31, 2002                             (2.57)            (.13)                --             --
October 31, 2001                             (5.19)            (.09)             (4.78)            --
October 31, 2000 (1)                          3.44             (.09)              (.71)            --
December 31, 1999                             6.78             (.10)             (1.91)            --
----------------------------------------
Class Y
October 31, 2004                              3.28             (.09)                --             --
October 31, 2003                             10.77             (.16)                --             --
October 31, 2002                             (2.53)            (.18)                --             --
October 31, 2001                             (5.15)            (.10)             (4.78)            --
October 31, 2000 (6)                          (.44)            (.10)                --             --
----------------------------------------

See accompanying notes which are an integral part of the financial statements.

 184  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,          %             NET ASSETS,
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
          (.17)              27.56               7.69              33,143
          (.14)              25.75              20.79              32,632
          (.22)              21.46             (14.26)             19,476
          (.49)              25.25             (27.13)             30,646
          (.77)              35.21              (4.02)             43,171
         (3.74)              37.51               8.97              49,284
-----------------------------------------------------------------------------
          (.23)              27.54               7.99             697,537
          (.19)              25.72              21.02             580,055
          (.28)              21.44             (14.04)            588,901
          (.57)              25.23             (26.98)            813,827
          (.81)              35.21              (3.80)          1,456,456
         (4.16)              37.46              18.98           1,632,783
-----------------------------------------------------------------------------
          (.25)              27.53               8.07             104,440
          (.21)              25.72              21.09              89,546
          (.30)              21.43             (13.96)             57,147
          (.59)              25.24             (26.93)            146,156
          (.19)              35.21              (4.03)             37,101
-----------------------------------------------------------------------------
            --               39.28               8.72              80,542
          (.08)              36.12              41.88              46,901
          (.07)              25.54              (9.37)             25,874
         (4.85)              28.24             (14.86)             29,647
          (.73)              38.33               9.49              35,498
         (1.67)              35.71              19.55              33,525
-----------------------------------------------------------------------------
          (.05)              39.39               8.98             674,280
          (.12)              36.19              42.08             606,333
          (.13)              25.59              (9.17)            464,113
         (4.87)              28.29             (14.69)            584,718
          (.80)              38.35               9.73             769,096
         (2.01)              35.71              22.60             752,530
-----------------------------------------------------------------------------
          (.09)              39.41               9.05             159,820
          (.16)              36.22              42.34             190,066
          (.18)              25.61              (9.07)            147,610
         (4.88)              28.32             (14.59)            126,876
          (.10)              38.35              (1.15)             50,112
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         NET ASSETS,         TO AVERAGE          PORTFOLIO
         NET(C)(E)           GROSS(C)        NET ASSETS(C)(E)    TURNOVER RATE(B)
---
            .94                 .96                 .61               129.94
            .99                 .99                 .68               115.73
            .98                 .98                 .49               130.46
            .92                 .92                 .51               144.94
            .96                 .96                 .38               144.37
            .95                 .95                 .57               111.56
---
            .71                 .72                 .84               129.94
            .75                 .75                 .92               115.73
            .74                 .74                 .74               130.46
            .71                 .71                 .72               144.94
            .69                 .69                 .64               144.37
            .69                 .69                 .72               111.56
---
            .63                 .65                 .92               129.94
            .66                 .66                1.00               115.73
            .64                 .64                 .85               130.46
            .62                 .62                 .81               144.94
            .62                 .67                 .65               144.37
---
           1.09                1.09                 .09               125.94
           1.12                1.12                 .04               132.27
           1.12                1.12                 .07               126.57
           1.08                1.09                 .37               134.79
           1.13                1.13                 .10               137.51
           1.17                1.17                 .09               111.89
---
            .90                 .90                 .27               125.94
            .94                 .94                 .22               132.27
            .92                 .92                 .27               126.57
            .90                 .90                 .55               134.79
            .88                 .88                 .35               137.51
            .92                 .92                 .31               111.89
---
            .79                 .79                 .37               125.94
            .81                 .81                 .36               132.27
            .79                 .79                 .41               126.57
            .78                 .79                 .65               134.79
            .78                 .83                 .51               137.51
---

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  185

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE FISCAL YEARS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                    $                  $
                                           NET ASSET VALUE,           NET            NET REALIZED
                                             BEGINNING OF         INVESTMENT        AND UNREALIZED
                                                PERIOD         INCOME (LOSS)(A)      GAIN (LOSS)
--------------------------------------------------------------------------------------------------
EQUITY Q FUND
Class E
October 31, 2004                                30.10                 .23                 2.24
October 31, 2003                                24.90                 .22                 5.18
October 31, 2002                                29.75                 .17                (4.81)
October 31, 2001                                40.70                 .20                (9.75)
October 31, 2000 (1)                            41.58                 .13                 (.12)
December 31, 1999 (5)                           42.99                 .14                 4.35
--------------------------------------------------------------------------------------------------
Class I
October 31, 2004                                30.10                 .30                 2.24
October 31, 2003                                24.89                 .27                 5.19
October 31, 2002                                29.75                 .24                (4.82)
October 31, 2001                                40.69                 .26                (9.72)
October 31, 2000 (1)                            41.55                 .22                 (.11)
December 31, 1999                               40.22                 .34                 8.03
--------------------------------------------------------------------------------------------------
Class Y
October 31, 2004                                30.09                 .32                 2.25
October 31, 2003                                24.89                 .30                 5.17
October 31, 2002                                29.75                 .27                (4.82)
October 31, 2001                                40.69                 .28                (9.71)
October 31, 2000 (7)                            42.29                 .16                (1.54)
--------------------------------------------------------------------------------------------------
INTERNATIONAL FUND
Class E
October 31, 2004                                31.22                 .38                 4.29
October 31, 2003                                24.71                 .30                 6.59
October 31, 2002                                28.34                 .16                (3.75)
October 31, 2001                                39.51                 .28                (9.53)
October 31, 2000 (1)                            46.68                 .53                (6.26)
December 31, 1999 (5)                           39.07                 .24                 9.73
--------------------------------------------------------------------------------------------------
Class I
October 31, 2004                                31.20                 .46                 4.29
October 31, 2003                                24.74                 .36                 6.53
October 31, 2002                                28.38                 .26                (3.78)
October 31, 2001                                39.60                 .34                (9.52)
October 31, 2000 (1)                            46.67                 .64                (6.27)
December 31, 1999                               38.03                 .43                10.93
--------------------------------------------------------------------------------------------------
Class Y
October 31, 2004                                31.21                 .45                 4.33
October 31, 2003                                24.75                 .38                 6.54
October 31, 2002                                28.42                 .32                (3.83)
October 31, 2001                                39.62                 .46                (9.60)
October 31, 2000 (6)                            46.09                 .46                (6.93)
--------------------------------------------------------------------------------------------------

                                               $                 $                 $
                                           TOTAL FROM      DISTRIBUTIONS     DISTRIBUTIONS        $
                                           INVESTMENT        FROM NET          FROM NET       RETURN OF
                                           OPERATIONS    INVESTMENT INCOME   REALIZED GAIN     CAPITAL
----------------------------------------
EQUITY Q FUND
Class E
October 31, 2004                              2.47              (.25)               --             --
October 31, 2003                              5.40              (.20)               --             --
October 31, 2002                             (4.64)             (.21)               --             --
October 31, 2001                             (9.55)             (.17)            (1.23)            --
October 31, 2000 (1)                           .01              (.13)             (.76)            --
December 31, 1999 (5)                         4.49              (.24)            (5.66)            --
----------------------------------------
Class I
October 31, 2004                              2.54              (.32)               --             --
October 31, 2003                              5.46              (.25)               --             --
October 31, 2002                             (4.58)             (.28)               --             --
October 31, 2001                             (9.46)             (.25)            (1.23)            --
October 31, 2000 (1)                           .11              (.21)             (.76)            --
December 31, 1999                             8.37              (.38)            (6.66)            --
----------------------------------------
Class Y
October 31, 2004                              2.57              (.34)               --             --
October 31, 2003                              5.47              (.27)               --             --
October 31, 2002                             (4.55)             (.31)               --             --
October 31, 2001                             (9.43)             (.28)            (1.23)            --
October 31, 2000 (7)                         (1.38)             (.22)               --             --
----------------------------------------
INTERNATIONAL FUND
Class E
October 31, 2004                              4.67              (.74)               --             --
October 31, 2003                              6.89              (.38)               --             --
October 31, 2002                             (3.59)             (.04)               --             --
October 31, 2001                             (9.25)               --             (1.92)            --
October 31, 2000 (1)                         (5.73)               --             (1.44)            --
December 31, 1999 (5)                         9.97              (.38)            (1.98)            --
----------------------------------------
Class I
October 31, 2004                              4.75              (.79)               --             --
October 31, 2003                              6.89              (.43)               --             --
October 31, 2002                             (3.52)             (.12)               --             --
October 31, 2001                             (9.18)             (.12)            (1.92)            --
October 31, 2000 (1)                         (5.63)               --             (1.44)            --
December 31, 1999                            11.36              (.48)            (2.24)            --
----------------------------------------
Class Y
October 31, 2004                              4.78              (.82)               --             --
October 31, 2003                              6.92              (.46)               --             --
October 31, 2002                             (3.51)             (.16)               --             --
October 31, 2001                             (9.14)             (.14)            (1.92)            --
October 31, 2000 (6)                         (6.47)               --                --             --
----------------------------------------

See accompanying notes which are an integral part of the financial statements.

 186  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,          %             NET ASSETS,
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
          (.25)             32.32                8.22              47,570
          (.20)             30.10               21.76              40,924
          (.21)             24.90              (15.70)             17,503
         (1.40)             29.75              (23.98)             21,979
          (.89)             40.70                 .17              25,205
         (5.90)             41.58               11.01              30,746
-----------------------------------------------------------------------------
          (.32)             32.32                8.46           1,018,806
          (.25)             30.10               22.04             822,548
          (.28)             24.89              (15.50)            854,495
         (1.48)             29.75              (23.82)            983,176
          (.97)             40.69                 .40           1,355,536
         (7.04)             41.55               21.96           1,363,336
-----------------------------------------------------------------------------
          (.34)             32.32                8.58             336,836
          (.27)             30.09               22.13             674,326
          (.31)             24.89              (15.41)            514,589
         (1.51)             29.75              (23.74)            456,512
          (.22)             40.69               (3.21)             38,812
-----------------------------------------------------------------------------
          (.74)             35.15               15.20              35,442
          (.38)             31.22               28.33              24,163
          (.04)             24.71              (12.68)             11,965
         (1.92)             28.34              (24.54)             19,449
         (1.44)             39.51              (12.59)             25,984
         (2.36)             46.68               25.87              30,541
-----------------------------------------------------------------------------
          (.79)             35.16               15.47             915,469
          (.43)             31.20               28.37             597,650
          (.12)             24.74              (12.46)            527,791
         (2.04)             28.38              (24.37)            658,920
         (1.44)             39.60              (12.38)          1,104,284
         (2.72)             46.67               30.46           1,263,676
-----------------------------------------------------------------------------
          (.82)             35.17               15.54             491,855
          (.46)             31.21               28.51             567,878
          (.16)             24.75              (12.42)            395,955
         (2.06)             28.42              (24.26)            386,538
            --              39.62              (14.04)             78,103
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         NET ASSETS,         TO AVERAGE          PORTFOLIO
         NET(C)(E)           GROSS(C)        NET ASSETS(C)(E)    TURNOVER RATE(B)
---
            .92                 .93                 .71               102.51
            .94                 .94                 .80               114.72
            .94                 .94                 .58                71.16
            .89                 .89                 .58                79.24
            .95                 .96                 .39                59.91
            .94                 .94                 .55                90.16
---
            .69                 .69                 .94               102.51
            .72                 .72                1.02               114.72
            .70                 .70                 .82                71.16
            .70                 .70                 .77                79.24
            .68                 .68                 .66                59.91
            .69                 .69                 .80                90.16
---
            .61                 .61                1.05               102.51
            .63                 .63                1.10               114.72
            .60                 .60                 .93                71.16
            .61                 .61                 .86                79.24
            .61                 .66                 .68                59.91
---
           1.19                1.20                1.13                81.19
           1.26                1.26                1.14                79.40
           1.31                1.32                 .57                87.84
           1.26                1.26                 .82               111.84
           1.28                1.28                1.50               105.17
           1.27                1.27                 .92               118.99
---
            .95                 .96                1.36                81.19
           1.06                1.06                1.38                79.40
           1.07                1.07                 .92                87.84
           1.06                1.06                1.00               111.84
           1.00                1.00                1.76               105.17
           1.00                1.00                1.07               118.99
---
            .87                 .88                1.35                81.19
            .96                 .96                1.45                79.40
            .97                 .97                1.12                87.84
            .96                 .96                1.40               111.84
            .91                 .94                1.85               105.17
---

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  187

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE FISCAL YEARS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                    $                  $
                                           NET ASSET VALUE,           NET            NET REALIZED
                                             BEGINNING OF         INVESTMENT        AND UNREALIZED
                                                PERIOD         INCOME (LOSS)(A)      GAIN (LOSS)
--------------------------------------------------------------------------------------------------
FIXED INCOME I FUND
Class E
October 31, 2004                                22.12                 .63                  .48
October 31, 2003                                22.15                 .72                  .36
October 31, 2002                                22.32                 .90                  .17
October 31, 2001                                20.79                1.19                 1.58
October 31, 2000 (1)                            20.30                1.07                  .40
December 31, 1999 (5)                           21.25                 .74                 (.81)
--------------------------------------------------------------------------------------------------
Class I
October 31, 2004                                22.11                 .68                  .49
October 31, 2003                                22.15                 .78                  .35
October 31, 2002                                22.32                 .96                  .17
October 31, 2001                                20.79                1.24                 1.58
October 31, 2000 (1)                            20.27                1.13                  .39
December 31, 1999                               21.76                1.28                (1.50)
--------------------------------------------------------------------------------------------------
Class Y
October 31, 2004                                22.12                 .70                  .48
October 31, 2003                                22.16                 .79                  .36
October 31, 2002                                22.32                 .98                  .18
October 31, 2001                                20.79                1.23                 1.61
October 31, 2000 (6)                            20.61                 .81                  .37
--------------------------------------------------------------------------------------------------
FIXED INCOME III FUND
Class E
October 31, 2004                                10.67                 .28                  .31
October 31, 2003                                10.11                 .38                  .52
October 31, 2002                                10.37                 .40                 (.05)
October 31, 2001                                 9.77                 .57                  .61
October 31, 2000 (1)                             9.61                 .51                  .11
December 31, 1999 (5)                           10.12                 .35                 (.43)
--------------------------------------------------------------------------------------------------
Class I
October 31, 2004                                10.65                 .30                  .32
October 31, 2003                                10.09                 .40                  .52
October 31, 2002                                10.36                 .42                 (.06)
October 31, 2001                                 9.76                 .59                  .63
October 31, 2000 (1)                             9.59                 .53                  .11
December 31, 1999                               10.22                 .59                 (.62)
--------------------------------------------------------------------------------------------------

                                               $                 $                 $
                                           TOTAL FROM      DISTRIBUTIONS     DISTRIBUTIONS        $
                                           INVESTMENT        FROM NET          FROM NET       RETURN OF
                                           OPERATIONS    INVESTMENT INCOME   REALIZED GAIN     CAPITAL
----------------------------------------
FIXED INCOME I FUND
Class E
October 31, 2004                              1.11              (.69)            (.66)             --
October 31, 2003                              1.08              (.67)            (.44)             --
October 31, 2002                              1.07              (.97)            (.27)             --
October 31, 2001                              2.77             (1.24)              --              --
October 31, 2000 (1)                          1.47              (.98)              --              --
December 31, 1999 (5)                         (.07)             (.88)              --              --
----------------------------------------
Class I
October 31, 2004                              1.17              (.75)            (.66)             --
October 31, 2003                              1.13              (.73)            (.44)             --
October 31, 2002                              1.13             (1.03)            (.27)             --
October 31, 2001                              2.82             (1.29)              --              --
October 31, 2000 (1)                          1.52             (1.00)              --              --
December 31, 1999                             (.22)            (1.25)            (.02)             --
----------------------------------------
Class Y
October 31, 2004                              1.18              (.76)            (.66)             --
October 31, 2003                              1.15              (.75)            (.44)             --
October 31, 2002                              1.16             (1.05)            (.27)             --
October 31, 2001                              2.84             (1.31)              --              --
October 31, 2000 (6)                          1.18             (1.00)              --              --
----------------------------------------
FIXED INCOME III FUND
Class E
October 31, 2004                               .59              (.38)            (.18)             --
October 31, 2003                               .90              (.34)              --              --
October 31, 2002                               .35              (.61)              --              --
October 31, 2001                              1.18              (.58)              --              --
October 31, 2000 (1)                           .62              (.46)              --              --
December 31, 1999 (5)                         (.08)             (.43)              --              --
----------------------------------------
Class I
October 31, 2004                               .62              (.40)            (.18)             --
October 31, 2003                               .92              (.36)              --              --
October 31, 2002                               .36              (.63)              --              --
October 31, 2001                              1.22              (.62)              --              --
October 31, 2000 (1)                           .64              (.47)              --              --
December 31, 1999                             (.03)             (.60)              --              --
----------------------------------------

See accompanying notes which are an integral part of the financial statements.

 188  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,          %             NET ASSETS,
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
         (1.35)             21.88               5.22               27,515
         (1.11)             22.12               5.01               27,009
         (1.24)             22.15               5.10               27,576
         (1.24)             22.32              13.72               35,123
          (.98)             20.79               7.36               33,322
          (.88)             20.30               (.32)              35,950
-----------------------------------------------------------------------------
         (1.41)             21.87               5.52              752,229
         (1.17)             22.11               5.26              639,846
         (1.30)             22.15               5.38              713,210
         (1.29)             22.32              13.98              827,324
         (1.00)             20.79               7.63              902,895
         (1.27)             20.27              (1.04)           1,051,362
-----------------------------------------------------------------------------
         (1.42)             21.88               5.58              285,228
         (1.19)             22.12               5.33              399,601
         (1.32)             22.16               5.50              506,495
         (1.31)             22.32              14.07              520,186
         (1.00)             20.79               5.89              144,049
-----------------------------------------------------------------------------
          (.56)             10.70               5.65                7,489
          (.34)             10.67               9.05                6,481
          (.61)             10.11               3.61                5,912
          (.58)             10.37              12.47                6,037
          (.46)              9.77               6.55                5,362
          (.43)              9.61               (.83)               2,367
-----------------------------------------------------------------------------
          (.58)             10.69               5.99              461,966
          (.36)             10.65               9.27              297,726
          (.63)             10.09               3.84              306,550
          (.62)             10.36              12.76              408,341
          (.47)              9.76               6.75              456,160
          (.60)              9.59               (.29)             467,268
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         NET ASSETS,         TO AVERAGE          PORTFOLIO
         NET(C)(E)           GROSS(C)        NET ASSETS(C)(E)    TURNOVER RATE(B)
---
            .65                 .66                2.88               153.79
            .67                 .67                3.25               184.29
            .64                 .66                4.17               165.28
            .61                 .61                5.51               188.97
            .67                 .68                6.31               117.94
            .66                 .66                5.79               138.69
---
            .39                 .40                3.15               153.79
            .41                 .41                3.50               184.29
            .38                 .38                4.42               165.28
            .39                 .39                5.75               188.97
            .40                 .40                6.59               117.94
            .39                 .39                6.05               138.69
---
            .33                 .34                3.18               153.79
            .35                 .35                3.53               184.29
            .31                 .31                4.45               165.28
            .32                 .32                5.62               188.97
            .32                 .34                6.63               117.94
---
            .96                 .96                2.64               195.68
           1.00                1.00                3.61               266.11
            .97                 .98                4.00               231.09
            .93                 .94                5.66               165.41
            .99                1.15                6.37               108.08
            .94                 .94                5.63               131.38
---
            .72                 .72                2.85               195.68
            .78                 .78                3.83               266.11
            .76                 .76                4.22               231.09
            .72                 .72                5.87               165.41
            .73                 .74                6.58               108.08
            .69                 .69                5.91               131.38
---

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  189

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE FISCAL YEARS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                    $                  $
                                           NET ASSET VALUE,           NET            NET REALIZED
                                             BEGINNING OF         INVESTMENT        AND UNREALIZED
                                                PERIOD         INCOME (LOSS)(A)      GAIN (LOSS)
--------------------------------------------------------------------------------------------------
EMERGING MARKETS FUND
Class C
October 31, 2004                                10.68                  --                 2.08
October 31, 2003                                 7.22                 .02                 3.44
October 31, 2002                                 6.89                (.09)                 .42
October 31, 2001                                 9.15                (.04)               (2.22)
October 31, 2000 (1)                            12.47                (.10)               (3.20)
December 31, 1999 (2)                            8.07                (.12)                4.57
--------------------------------------------------------------------------------------------------
Class E
October 31, 2004                                10.98                 .09                 2.15
October 31, 2003                                 7.41                 .09                 3.49
October 31, 2002                                 7.01                (.02)                 .42
October 31, 2001                                 9.24                 .02                (2.25)
October 31, 2000 (1)                            12.51                (.03)               (3.20)
December 31, 1999                                8.48                (.04)                4.14
--------------------------------------------------------------------------------------------------
Class S
October 31, 2004                                10.98                 .12                 2.15
October 31, 2003                                 7.43                 .11                 3.48
October 31, 2002                                 7.05                  --(d)               .40
October 31, 2001                                 9.25                 .04                (2.24)
October 31, 2000 (1)                            12.52                  --(d)             (3.21)
December 31, 1999                                8.48                 .03                 4.10
--------------------------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND
Class C
October 31, 2004                                33.94                 .46                 9.92
October 31, 2003                                26.52                1.11                 7.53
October 31, 2002                                26.97                1.07                 (.01)
October 31, 2001                                25.93                1.16                 1.02
October 31, 2000 (1)                            22.69                 .84                 3.11
December 31, 1999 (2)                           24.13                1.08                (1.06)
--------------------------------------------------------------------------------------------------
Class E
October 31, 2004                                34.24                 .75                10.04
October 31, 2003                                26.72                1.34                 7.60
October 31, 2002                                27.14                1.32                 (.06)
October 31, 2001                                26.07                1.38                 1.03
October 31, 2000 (1)                            22.76                 .98                 3.14
December 31, 1999                               24.27                1.28                (1.24)
--------------------------------------------------------------------------------------------------
Class S
October 31, 2004                                34.51                 .87                10.09
October 31, 2003                                26.89                1.42                 7.67
October 31, 2002                                27.31                1.41                 (.06)
October 31, 2001                                26.22                1.46                 1.03
October 31, 2000 (1)                            22.86                1.04                 3.15
December 31, 1999                               24.44                1.30                (1.20)
--------------------------------------------------------------------------------------------------

                                               $                 $                 $
                                           TOTAL FROM      DISTRIBUTIONS     DISTRIBUTIONS        $
                                           INVESTMENT        FROM NET          FROM NET       RETURN OF
                                           OPERATIONS    INVESTMENT INCOME   REALIZED GAIN     CAPITAL
----------------------------------------
EMERGING MARKETS FUND
Class C
October 31, 2004                              2.08              (.24)              --              --
October 31, 2003                              3.46                --               --              --
October 31, 2002                               .33                --               --              --
October 31, 2001                             (2.26)               --               --              --
October 31, 2000 (1)                         (3.30)             (.02)              --              --
December 31, 1999 (2)                         4.45              (.05)              --              --
----------------------------------------
Class E
October 31, 2004                              2.24              (.29)              --              --
October 31, 2003                              3.58              (.01)              --              --
October 31, 2002                               .40                --               --              --
October 31, 2001                             (2.23)               --               --              --
October 31, 2000 (1)                         (3.23)             (.04)              --              --
December 31, 1999                             4.10              (.07)              --              --
----------------------------------------
Class S
October 31, 2004                              2.27              (.31)              --              --
October 31, 2003                              3.59              (.04)              --              --
October 31, 2002                               .40              (.02)              --              --
October 31, 2001                             (2.20)               --               --              --
October 31, 2000 (1)                         (3.21)             (.06)              --              --
December 31, 1999                             4.13              (.09)              --              --
----------------------------------------
REAL ESTATE SECURITIES FUND
Class C
October 31, 2004                             10.38             (1.21)            (.01)             --
October 31, 2003                              8.64             (1.11)            (.11)             --
October 31, 2002                              1.06             (1.51)              --              --
October 31, 2001                              2.18             (1.14)              --              --
October 31, 2000 (1)                          3.95              (.71)              --              --
December 31, 1999 (2)                          .02             (1.46)              --              --
----------------------------------------
Class E
October 31, 2004                             10.79             (1.47)            (.01)             --
October 31, 2003                              8.94             (1.31)            (.11)             --
October 31, 2002                              1.26             (1.68)              --              --
October 31, 2001                              2.41             (1.34)              --              --
October 31, 2000 (1)                          4.12              (.81)              --              --
December 31, 1999                              .04             (1.55)              --              --
----------------------------------------
Class S
October 31, 2004                             10.96             (1.56)            (.01)             --
October 31, 2003                              9.09             (1.36)            (.11)             --
October 31, 2002                              1.35             (1.77)              --              --
October 31, 2001                              2.49             (1.40)              --              --
October 31, 2000 (1)                          4.19              (.83)              --              --
December 31, 1999                              .10             (1.68)              --              --
----------------------------------------

See accompanying notes which are an integral part of the financial statements.

 190  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,          %             NET ASSETS,
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
          (.24)             12.52               20.04              20,467
            --              10.68               47.58              12,306
            --               7.22                4.94               5,194
            --               6.89              (24.70)              2,377
          (.02)              9.15              (26.51)              2,228
          (.05)             12.47               55.43               1,631
-----------------------------------------------------------------------------
          (.29)             12.93               20.88              14,169
          (.01)             10.98               48.39               9,598
            --               7.41                5.71               6,478
            --               7.01              (24.13)              6,959
          (.04)              9.24              (25.90)              6,388
          (.07)             12.51               48.71               6,314
-----------------------------------------------------------------------------
          (.31)             12.94               21.22             549,626
          (.04)             10.98               48.27             386,560
          (.02)              7.43                5.91             263,563
            --               7.05              (23.89)            273,486
          (.06)              9.25              (25.79)            359,201
          (.09)             12.52               49.03             430,794
-----------------------------------------------------------------------------
         (1.22)             43.10               30.97              61,089
         (1.22)             33.94               33.23              32,784
         (1.51)             26.52                3.56              15,712
         (1.14)             26.97                8.41               5,718
          (.71)             25.93               17.54               3,393
         (1.46)             22.69                 .19               1,771
-----------------------------------------------------------------------------
         (1.48)             43.55               32.00              29,436
         (1.42)             34.24               34.21              16,651
         (1.68)             26.72                4.27              10,661
         (1.34)             27.14                9.23              11,415
          (.81)             26.07               18.24               9,094
         (1.55)             22.76                 .30               7,134
-----------------------------------------------------------------------------
         (1.57)             43.90               32.30           1,171,513
         (1.47)             34.51               34.58             830,448
         (1.77)             26.89                4.55             598,133
         (1.40)             27.31                9.48             607,280
          (.83)             26.22               18.53             669,529
         (1.68)             22.86                 .55             589,300
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         NET ASSETS,         TO AVERAGE          PORTFOLIO
         NET(C)(E)           GROSS(C)        NET ASSETS(C)(E)    TURNOVER RATE(B)
---
           2.83                2.87                  .02              82.02
           3.09                3.09                  .19              95.13
           3.12                3.12                (1.08)             90.21
           3.08                3.09                 (.55)             83.74
           2.91                2.92                (1.02)             73.11
           2.91                2.91                (1.23)             94.85
---
           2.07                2.12                  .75              82.02
           2.36                2.37                 1.02              95.13
           2.38                2.38                 (.29)             90.21
           2.33                2.33                  .21              83.74
           2.16                2.17                 (.30)             73.11
           2.17                2.17                 (.40)             94.85
---
           1.83                1.87                 1.00              82.02
           2.11                2.11                 1.30              95.13
           2.14                2.14                 (.02)             90.21
           2.09                2.09                  .44              83.74
           1.91                1.92                 (.02)             73.11
           1.91                1.91                  .26              94.85
---
           2.12                2.12                 1.20              38.04
           2.20                2.30                 3.67              46.09
           2.19                2.59                 3.74              67.70
           2.17                2.17                 4.20              44.50
           2.16                2.16                 4.06              53.30
           2.14                2.14                 5.12              42.69
---
           1.37                1.37                 1.95              38.04
           1.43                1.62                 4.46              46.09
           1.46                1.82                 4.54              67.70
           1.42                1.42                 4.96              44.50
           1.41                1.41                 4.78              53.30
           1.39                1.39                 5.42              42.69
---
           1.11                1.11                 2.23              38.04
           1.18                1.18                 4.66              46.09
           1.19                1.19                 4.82              67.70
           1.17                1.18                 5.19              44.50
           1.16                1.16                 5.00              53.30
           1.14                1.14                 5.41              42.69
---

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  191

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE FISCAL YEARS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                    $                  $
                                           NET ASSET VALUE,           NET            NET REALIZED
                                             BEGINNING OF         INVESTMENT        AND UNREALIZED
                                                PERIOD         INCOME (LOSS)(A)      GAIN (LOSS)
--------------------------------------------------------------------------------------------------
SHORT DURATION BOND FUND
Class C
October 31, 2004                                19.01                  .19                (.01)
October 31, 2003                                18.98                  .31                 .06
October 31, 2002                                19.01                  .56                 .13
October 31, 2001                                18.23                  .85                 .89
October 31, 2000 (1)                            18.13                  .79                 .04
December 31, 1999 (4)                           18.36                  .68                (.31)
--------------------------------------------------------------------------------------------------
Class E
October 31, 2004                                19.08                  .34                (.01)
October 31, 2003                                19.04                  .48                 .03
October 31, 2002                                19.02                  .77                 .06
October 31, 2001                                18.24                 1.02                 .85
October 31, 2000 (1)                            18.08                  .88                 .07
December 31, 1999 (3)                           18.51                  .80                (.34)
--------------------------------------------------------------------------------------------------
Class S
October 31, 2004                                19.05                  .38                (.01)
October 31, 2003                                19.01                  .52                 .03
October 31, 2002                                18.99                  .80                 .08
October 31, 2001                                18.22                 1.07                 .83
October 31, 2000 (1)                            18.03                  .91                 .09
December 31, 1999                               18.46                  .90                (.36)
--------------------------------------------------------------------------------------------------
SELECT GROWTH FUND
Class C
October 31, 2004                                 6.85                 (.11)                .11
October 31, 2003                                 5.23                 (.09)               1.71
October 31, 2002                                 6.65                 (.10)              (1.32)
October 31, 2001 (8)                            10.00                 (.08)              (3.27)
--------------------------------------------------------------------------------------------------
Class E
October 31, 2004                                 7.03                 (.05)                .10
October 31, 2003                                 5.31                 (.04)               1.76
October 31, 2002                                 6.68                 (.04)              (1.33)
October 31, 2001 (8)                            10.00                 (.02)              (3.30)
--------------------------------------------------------------------------------------------------
Class I
October 31, 2004                                 7.10                 (.02)                .11
October 31, 2003                                 5.35                 (.02)               1.77
October 31, 2002                                 6.71                 (.02)              (1.34)
October 31, 2001 (8)                            10.00                   --(d)            (3.29)
--------------------------------------------------------------------------------------------------
Class S
October 31, 2004                                 7.08                 (.03)                .10
October 31, 2003                                 5.34                 (.02)               1.76
October 31, 2002                                 6.71                 (.02)              (1.35)
October 31, 2001 (8)                            10.00                   --(d)            (3.29)
--------------------------------------------------------------------------------------------------

                                               $                 $                 $
                                           TOTAL FROM      DISTRIBUTIONS     DISTRIBUTIONS        $
                                           INVESTMENT        FROM NET          FROM NET       RETURN OF
                                           OPERATIONS    INVESTMENT INCOME   REALIZED GAIN     CAPITAL
----------------------------------------
SHORT DURATION BOND FUND
Class C
October 31, 2004                               .18              (.15)               --             --
October 31, 2003                               .37              (.34)               --             --
October 31, 2002                               .69              (.72)               --             --
October 31, 2001                              1.74              (.96)               --             --
October 31, 2000 (1)                           .83              (.73)               --             --
December 31, 1999 (4)                          .37              (.60)               --             --
----------------------------------------
Class E
October 31, 2004                               .33              (.31)               --             --
October 31, 2003                               .51              (.47)               --             --
October 31, 2002                               .83              (.81)               --             --
October 31, 2001                              1.87             (1.09)               --             --
October 31, 2000 (1)                           .95              (.79)               --             --
December 31, 1999 (3)                          .46              (.89)               --             --
----------------------------------------
Class S
October 31, 2004                               .37              (.35)               --             --
October 31, 2003                               .55              (.51)               --             --
October 31, 2002                               .88              (.86)               --             --
October 31, 2001                              1.90             (1.13)               --             --
October 31, 2000 (1)                          1.00              (.81)               --             --
December 31, 1999                              .54              (.97)               --             --
----------------------------------------
SELECT GROWTH FUND
Class C
October 31, 2004                                --                --                --             --
October 31, 2003                              1.62                --                --             --
October 31, 2002                             (1.42)               --                --             --
October 31, 2001 (8)                         (3.35)               --                --             --
----------------------------------------
Class E
October 31, 2004                               .05                --                --             --
October 31, 2003                              1.72                --                --             --
October 31, 2002                             (1.37)               --                --             --
October 31, 2001 (8)                         (3.32)               --                --             --
----------------------------------------
Class I
October 31, 2004                               .09                --                --             --
October 31, 2003                              1.75                --                --             --
October 31, 2002                             (1.36)               --                --             --
October 31, 2001 (8)                         (3.29)               --                --             --
----------------------------------------
Class S
October 31, 2004                               .07                --                --             --
October 31, 2003                              1.74                --                --             --
October 31, 2002                             (1.37)               --                --             --
October 31, 2001 (8)                         (3.29)               --                --             --
----------------------------------------

See accompanying notes which are an integral part of the financial statements.

 192  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,          %             NET ASSETS,
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
          (.15)             19.04                 .97              38,427
          (.34)             19.01                1.97              41,644
          (.72)             18.98                3.73              16,294
          (.96)             19.01                9.77               1,709
          (.73)             18.23                4.67                 672
          (.60)             18.13                2.02                 801
-----------------------------------------------------------------------------
          (.31)             19.10                1.74              23,181
          (.47)             19.08                2.70              20,274
          (.81)             19.04                4.53              17,516
         (1.09)             19.02               10.54              17,685
          (.79)             18.24                5.36               9,898
          (.89)             18.08                2.53               8,693
-----------------------------------------------------------------------------
          (.35)             19.07                1.98           1,135,332
          (.51)             19.05                2.95             958,064
          (.86)             19.01                4.81             599,795
         (1.13)             18.99               10.76             401,137
          (.81)             18.22                5.64             422,884
          (.97)             18.03                3.03             447,590
-----------------------------------------------------------------------------
            --               6.85                (.15)              5,942
            --               6.85               31.17               3,265
            --               5.23              (21.35)              1,341
            --               6.65              (33.50)              1,017
-----------------------------------------------------------------------------
            --               7.08                 .71               5,749
            --               7.03               32.39               4,865
            --               5.31              (20.51)              2,814
            --               6.68              (33.20)              2,714
-----------------------------------------------------------------------------
            --               7.19                1.13              60,006
            --               7.10               32.71              32,003
            --               5.35              (20.27)             18,150
            --               6.71              (32.90)             21,044
-----------------------------------------------------------------------------
            --               7.15                 .99              51,569
            --               7.08               32.58              42,421
            --               5.34              (20.42)             24,389
            --               6.71              (32.90)             24,072
-----------------------------------------------------------------------------

             $                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         NET ASSETS,         TO AVERAGE          PORTFOLIO
         NET(C)(E)           GROSS(C)        NET ASSETS(C)(E)    TURNOVER RATE(B)
---
           1.63                1.66                 1.00              131.57
           1.56                1.72                 1.63              187.92
           1.52                1.70                 3.08              163.86
           1.52                1.66                 4.72              260.94
           1.64                1.66                 5.01               92.31
           1.72                1.72                 4.41              177.08
---
            .88                 .91                 1.76              131.57
            .80                 .97                 2.52              187.92
            .77                 .96                 4.04              163.86
            .77                 .91                 5.48              260.94
            .89                 .91                 5.77               92.31
            .97                 .97                 5.05              177.08
---
            .63                 .66                 2.01              131.57
            .56                 .72                 2.70              187.92
            .52                 .71                 4.26              163.86
            .52                 .67                 5.76              260.94
            .64                 .66                 6.00               92.31
            .74                 .74                 5.22              177.08
---
           2.25                2.50                (1.53)             134.00
           2.20                2.74                (1.57)             149.76
           2.11                2.82                (1.53)             212.37
           2.17                2.97                (1.32)             169.36
---
           1.36                1.54                 (.65)             134.00
           1.26                1.79                 (.62)             149.76
           1.16                1.87                 (.58)             212.37
           1.29                2.05                 (.45)             169.36
---
            .95                1.20                 (.23)             134.00
            .93                1.58                 (.31)             149.76
            .89                1.65                 (.31)             212.37
            .89                1.75                 (.03)             169.36
---
           1.09                1.27                 (.38)             134.00
           1.03                1.56                 (.40)             149.76
            .97                1.68                 (.39)             212.37
            .94                1.74                 (.09)             169.36
---

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  193

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE FISCAL YEARS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                    $                  $
                                           NET ASSET VALUE,           NET            NET REALIZED
                                             BEGINNING OF         INVESTMENT        AND UNREALIZED
                                                PERIOD         INCOME (LOSS)(A)      GAIN (LOSS)
--------------------------------------------------------------------------------------------------
SELECT VALUE FUND
Class C
October 31, 2004                                 8.97                (.03)                1.22
October 31, 2003                                 7.41                (.01)                1.58
October 31, 2002                                 8.51                (.02)               (1.07)
October 31, 2001 (8)                            10.00                  --(d)             (1.48)
--------------------------------------------------------------------------------------------------
Class E
October 31, 2004                                 9.05                 .05                 1.23
October 31, 2003                                 7.46                 .06                 1.58
October 31, 2002                                 8.53                 .06                (1.07)
October 31, 2001 (8)                            10.00                 .05                (1.48)
--------------------------------------------------------------------------------------------------
Class I
October 31, 2004                                 9.07                 .10                 1.22
October 31, 2003                                 7.46                 .08                 1.61
October 31, 2002                                 8.54                 .08                (1.07)
October 31, 2001 (8)                            10.00                 .09                (1.48)
--------------------------------------------------------------------------------------------------
Class S
October 31, 2004                                 9.05                 .08                 1.24
October 31, 2003                                 7.45                 .07                 1.60
October 31, 2002                                 8.53                 .07                (1.07)
October 31, 2001 (8)                            10.00                 .08                (1.48)
--------------------------------------------------------------------------------------------------

                                               $                 $                 $
                                           TOTAL FROM      DISTRIBUTIONS     DISTRIBUTIONS        $
                                           INVESTMENT        FROM NET          FROM NET       RETURN OF
                                           OPERATIONS    INVESTMENT INCOME   REALIZED GAIN     CAPITAL
----------------------------------------
SELECT VALUE FUND
Class C
October 31, 2004                              1.19             (.01)                --             --
October 31, 2003                              1.57             (.01)                --             --
October 31, 2002                             (1.09)            (.01)                --             --
October 31, 2001 (8)                         (1.48)            (.01)                --             --
----------------------------------------
Class E
October 31, 2004                              1.28             (.05)                --             --
October 31, 2003                              1.64             (.05)                --             --
October 31, 2002                             (1.01)            (.06)                --             --
October 31, 2001 (8)                         (1.43)            (.04)                --             --
----------------------------------------
Class I
October 31, 2004                              1.32             (.09)                --             --
October 31, 2003                              1.69             (.08)                --             --
October 31, 2002                              (.99)            (.09)                --             --
October 31, 2001 (8)                         (1.39)            (.07)                --             --
----------------------------------------
Class S
October 31, 2004                              1.32             (.08)                --             --
October 31, 2003                              1.67             (.07)                --             --
October 31, 2002                             (1.00)            (.08)                --             --
October 31, 2001 (8)                         (1.40)            (.07)                --             --
----------------------------------------

See accompanying notes which are an integral part of the financial statements.

 194  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,          %             NET ASSETS,
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
          (.01)              10.15              13.24             16,834
          (.01)               8.97              21.19              9,972
          (.01)               7.41             (12.82)             2,061
          (.01)               8.51             (14.76)             1,844
-----------------------------------------------------------------------------
          (.05)              10.28              14.31              9,167
          (.05)               9.05              22.01              7,778
          (.06)               7.46             (11.86)             3,314
          (.04)               8.53             (14.33)             3,155
-----------------------------------------------------------------------------
          (.09)              10.30              14.77            102,396
          (.08)               9.07              22.60             74,600
          (.09)               7.46             (11.72)            35,169
          (.07)               8.54             (13.92)            28,983
-----------------------------------------------------------------------------
          (.08)              10.29              14.61            173,635
          (.07)               9.05              22.53            128,383
          (.08)               7.45             (11.78)            31,806
          (.07)               8.53             (14.04)            31,288
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         NET ASSETS,         TO AVERAGE          PORTFOLIO
         NET(C)(E)           GROSS(C)        NET ASSETS(C)(E)    TURNOVER RATE(B)
---
           2.25                 2.32                (.31)              96.07
           2.15                 2.42                (.12)             105.71
           2.00                 2.40                (.27)              92.95
           2.00                 2.64                  --               71.75
---
           1.39                 1.39                 .55               96.07
           1.21                 1.48                 .77              105.71
           1.04                 1.43                 .70               92.95
           1.25                 1.85                 .76               71.75
---
            .95                  .95                1.00               96.07
            .90                 1.23                1.12              105.71
            .79                 1.22                 .95               92.95
            .79                 1.48                1.25               71.75
---
           1.10                 1.10                 .84               96.07
           1.01                 1.28                1.03              105.71
            .87                 1.27                 .86               92.95
            .86                 1.50                1.18               71.75
---

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  195

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL HIGHLIGHTS -- OCTOBER 31, 2004

--------------------------------------------------------------------------------
(1)   For the ten months ended October 31, 2000.
(2)   For the period January 27, 1999 (commencement of sale) to December 31,
      1999.
(3)   For the period February 18, 1999 (commencement of sale) to December 31,
      1999.
(4)   For the period March 3, 1999 (commencement of sale) to December 31, 1999.
(5)   For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(6)   For the period March 29, 2000 (commencement of sale) to October 31, 2000.
(7)   For the period March 30, 2000 (commencement of sale) to October 31, 2000.
(8) For the period January 31, 2001 (commencement of operations) to October 31, 2001.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Periods less than one year are not annualized.
(c)   The ratios for periods less than one year are annualized.
(d)   Less than $.01 per share.
(e) May include amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

See accompanying notes which are an integral part of the financial statements.

 196  Notes to Financial Highlights

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2004

--------------------------------------------------------------------------------
1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 30 different investment portfolios referred to as "Funds." These financial statements report on eleven Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of these financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Certain prior year information has been reformatted to conform to current year presentation.

   Security valuation

   United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, if there were no sales on that day, at the last reported price, on the primary exchange on which the security is traded.

   Fixed-income securities listed and traded principally on any national securities exchange are valued at the evaluated bid price or, if there were no sales on that day, at the last reported bid price, on the primary exchange on which the security is traded. Over-the-counter fixed-income securities and options are valued on the basis of the last sale price. Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Accordingly, fixed-income securities may be valued using prices provided by a pricing service approved by the Board of Trustees when such prices are believed to reflect the market value of such securities.

   Futures contracts are valued on the basis of the last sale price. Exchange listed futures contracts are valued on a basis of the last quoted daily settlement prices established by the exchange on which they trade. If there were no sales, futures are valued at the last reported bid price.

   Investments in other mutual funds are valued at their net asset value per share, calculated at 4:00 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

   The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   International equity securities traded on a foreign national securities exchange or an over-the-counter market (foreign or domestic) are valued on the basis of the official closing price, or, lacking the official closing price, at the last sale price on the primary exchange on which the security is traded.

   Short-term investments purchased by the Funds and maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

   If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. This policy is intended to assure that the Funds' net asset value fairly reflects security values as of the time of pricing. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets

                                              Notes to Financial Statements  197

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

   on which they trade and the time the net asset value of fund shares is determined may be reflected in the calculation of net asset values for each applicable fund when a particular event or circumstance would materially affect such fund's net asset value.

   Because foreign securities can trade on non-business days, the net asset value of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

   Investment income

   Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

   Federal income taxes

   Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income or excise tax provision was required for the Funds.

   Dividends and distributions to shareholders

   For all Funds, income, dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly for the domestic equity Funds, annually for the international Funds, and monthly for the fixed income Funds. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss and capital loss carryforwards.

   Expenses

   The Funds will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

   Class Allocation

   The Funds offer the following classes of shares: Class C, Class E, Class I, Class S and Class Y. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

 198  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

   Foreign currency translations

   The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

   (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

   (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

   Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

   The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, swaptions, forwards, structured notes and stripped securities. These instruments offer unique characteristics that assist the Funds in meeting their investment strategies.

   The Funds typically use derivatives in three ways: cash equitization/monetization, hedging, and return enhancement. Cash equitization/monetization is a technique that may be used by certain Funds through the use of options and futures to earn "market-like" returns with their excess and liquidity reserve cash balances. Hedging is used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Foreign currency exchange contracts

   In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The International Fund may enter into foreign currency forward overlays on liquidity reserve balances. Additionally, from time to time the International, Emerging Markets, Short Duration Bond, Fixed Income I and Fixed Income III Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at October 31, 2004, are presented on the Schedule of Investments for the applicable Funds.

   Forward commitments

   The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and

                                              Notes to Financial Statements  199

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

   realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

   Options

   The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

   When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   Futures Contracts

   The domestic and international equity Funds utilize futures contracts to equitize uninvested cash balances. Fixed Income III Fund may utilize futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

   Swap Agreements

   The Equity I, Equity II, Equity Q, International, Fixed Income I, Fixed Income III, Emerging Markets, Short Duration Bond, Select Growth, and Select Value Funds may enter into swap agreements as an additional equitization vehicle for uninvested cash balances held by those Funds or to effect investment transactions consistent with these Funds' investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as

 200  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

   net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

   Investments in emerging markets

   Investing in emerging markets may involve special risks and considerations for the Emerging Markets Fund not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. INVESTMENT TRANSACTIONS

   Securities

   During the period ended October 31, 2004, purchases and sales of investment securities (excluding US Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

        FUNDS               PURCHASES               SALES
----------------------------------------------------------------
Equity I               $       975,814,978   $       937,037,839
Equity II                    1,079,017,941         1,088,151,975
Equity Q                     1,309,508,078         1,561,861,816
International                  996,565,633           973,940,745
Fixed Income I                 534,604,037           646,237,430

----------------------------------------------------------------
        FUNDS               PURCHASES               SALES
Fixed Income III       $       266,476,413   $       207,665,745
Emerging Markets               429,676,636           367,587,466
Real Estate
  Securities                   511,060,521           396,151,333
Short Duration Bond            662,251,112           538,525,502
Select Growth                  167,025,887           130,811,669
Select Value                   283,702,412           232,330,688

   Purchases and sales of US Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

                   FUNDS                       PURCHASES               SALES
   --------------------------------------------------------------------------------
   Fixed Income I                         $     1,156,684,954   $     1,113,637,137
   Fixed Income III                               388,225,995           357,589,625
   Short Duration Bond                            563,309,159           520,390,426

   Written Options Contracts

   Fund transactions in written options contracts for the period ended October 31, 2004 were as follows:

                                                       INTERNATIONAL                                 FIXED INCOME I
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding October 31, 2003                          174    $           706,738                    111    $            72,592
   Opened                                              2,996             32,511,238                    429                280,233
   Closed                                             (2,828)           (30,247,850)                   (67)               (32,311)
   Expired                                                --                     --                   (267)              (190,284)
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding October 31, 2004                          342    $         2,970,126                    206    $           130,230
                                         ===================    ===================    ===================    ===================

                                              Notes to Financial Statements  201

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

                                                      FIXED INCOME III                              EMERGING MARKETS
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding October 31, 2003                           38    $           315,845                    297    $           858,702
   Opened                                                291                191,186                  2,147              5,510,481
   Closed                                                (41)              (167,793)                (1,983)            (5,049,705)
   Expired                                              (132)              (245,149)                    --                     --
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding October 31, 2004                          156    $            94,089                    461    $         1,319,478
                                         ===================    ===================    ===================    ===================

                                                    SHORT DURATION BOND
                                              NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED
   --------------------------------------------------------------------------------
   Outstanding October 31, 2003                            2    $            48,509
   Opened                                                 28                 31,985
   Closed                                                 --                     --
   Expired                                               (18)               (67,327)
                                         -------------------    -------------------
   Outstanding October 31, 2004                           12    $            13,167
                                         ===================    ===================

   Securities Lending

   The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent, State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Cash collateral invested in money market funds is included in the Schedules of Investments. The collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of October 31, 2004, the value of outstanding securities on loan and the value of collateral amounted to as follows:

                            VALUE OF              VALUE OF
        FUNDS          SECURITIES ON LOAN      CASH COLLATERAL
----------------------------------------------------------------
Equity I               $        18,308,523   $        18,737,869
Equity II                      148,411,685           153,191,084
Equity Q                        34,108,285            34,934,349
International                  229,007,880           239,921,461
Fixed Income I                 253,942,261           258,692,044
Fixed Income III                61,751,197            62,854,199

----------------------------------------------------------------
                            VALUE OF              VALUE OF
        FUNDS          SECURITIES ON LOAN      CASH COLLATERAL
Emerging Markets       $         7,403,532   $         7,550,607
Real Estate
  Securities                    41,315,221            42,581,090
Short Duration Bond              7,969,390             8,126,808
Select Growth                    6,415,870             6,637,603
Select Value                    15,530,070            15,893,767

 202  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

   As of October 31, 2004, the cash collateral received for the securities on loan are invested as follows:

                                                STATE STREET
                                             SECURITIES LENDING
        FUNDS           FRIC MONEY MARKET       QUALITY TRUST
----------------------------------------------------------------
Equity I               $         7,486,651   $        11,251,218
Equity II                       61,206,971            91,984,113
Equity Q                        13,957,899            20,976,450
International                   95,859,795           144,061,666
Fixed Income I                 103,359,517           155,332,527
Fixed Income III                25,113,179            37,741,020

----------------------------------------------------------------
                                                STATE STREET
                                             SECURITIES LENDING
        FUNDS           FRIC MONEY MARKET       QUALITY TRUST
Emerging Markets       $         3,016,819   $         4,533,788
Real Estate
  Securities                    17,013,128            25,567,962
Short Duration Bond              3,247,038             4,879,770
Select Growth                    2,652,031             3,985,572
Select Value                     6,350,300             9,543,467

   As of October 31, 2004, the non-cash collateral received for the securities on loan in the following funds was:

                                          NON-CASH COLLATERAL
                                                 VALUE            NON-CASH COLLATERAL HOLDING
   ---------------------------------------------------------------------------------------------
   Equity II                              $            12,750   Pool of US Government securities
   International                                      467,405   Pool of US Government securities

4. RELATED PARTIES

   Advisor and Administrator

   FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company. Frank Russell Company researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

   The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives), and a portion of the collateral received from the Investment Company's securities lending program in the Frank Russell Investment Company Money Market Fund (a series of the Investment Company not presented herein). As of October 31, 2004, $590,967,708 of the Money Market Fund's net assets represents investments by these Funds, and $865,221,407 represents the investments of other affiliated Funds not presented herein.

   The advisory and administrative fees are based upon the average daily net assets of each Fund and the rates specified in the table below. The advisory and administrative fees are payable monthly and total $53,179,259 and $3,659,733 respectively, for the period ended October 31, 2004.

                                         ANNUAL RATE
            FUNDS                 ADVISOR       ADMINISTRATOR
--------------------------------------------------------------
Equity I                             .55%             .03%
Equity II                            .70              .03
Equity Q                             .55              .03
International                        .70              .03
Fixed Income I                       .25              .03
Fixed Income III                     .50              .03

--------------------------------------------------------------
                                         ANNUAL RATE
            FUNDS                 ADVISOR       ADMINISTRATOR
Emerging Markets                    1.15%             .05%
Real Estate Securities               .80              .05
Short Duration Bond                  .45              .05
Select Growth                        .80              .05
Select Value                         .70              .05

   Prior to September 16, 2004, the administrative fees (excluding Class Y) for Equity I, Equity II, Equity Q, International, Fixed Income I and Fixed Income III Funds were accrued at a rate of .05%. Class Y shares paid administrative fees to FRIMCo at cost.

   From November 1, 2003 through February 29, 2004 the advisor has contractually agreed to waive up to the full amount of its 0.50% combined advisory and administrative fees for the Short Duration Bond Fund, and to reimburse the Fund to the extent that Fund level expenses exceed 0.52% of the Fund's average daily net assets on an annual basis. The total amount of the waiver for that period was $293,361. There were no reimbursements for that period.

                                              Notes to Financial Statements  203

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

   For the Select Growth Fund, the Advisor has contractually agreed to waive up to the full amount of its transfer agency fees, administrative fees, and advisory fees to the extent that expenses for Class C, Class E, Class I and Class S exceed 2.25%, 1.40%, 0.95% and 1.15%, respectively, of the average daily net assets of each such class on an annual basis at least until February 28, 2005. If a waiver of advisory fees is required for any class of shares of the Fund, advisory fees will be waived equally across all classes of the Fund. This may result in a waiver amount that is greater than what is required to reduce total net operating expense for Class C, Class E, Class I and Class S to 2.25%, 1.40%, 0.95% and 1.15%, respectively. The total amount of the waiver for the period ended October 31, 2004 was $222,874. There were no reimbursements for the period ended October 31, 2004.

   For the Select Value Fund, the Advisor has contractually agreed to waive up to the full amount of its transfer agency fees, administrative fees, and advisory fees to the extent that expenses for Class C, Class E, Class I and Class S exceed 2.25%, 1.40%, 0.95% and 1.15%, respectively, of the average daily net assets of each such class on an annual basis at least until February 28, 2005. If a waiver of advisory fees is required for any class of shares of the Fund, advisory fees will be waived equally across all classes of the Fund. This may result in a waiver amount that is greater than what is required to reduce total net operating expense for Class C, Class E, Class I and Class S to 2.25%, 1.40%, 0.95% and 1.15%, respectively. The total amount of the waiver for the period ended October 31, 2004 was $13,123. There were no reimbursements for the period ended October 31, 2004.

   The advisor does not have the ability to recover amounts waived or reimbursed from previous periods.

   Special Service Charge

   A special servicing agreement was entered into in February 1999 by the Advisor and approved annually by the Funds' Board of Trustees. The special servicing agreement is between the Fund of Funds (a group of five LifePoints Funds and the Tax-Managed Global Equity Fund which invest in a combination of Class S shares of the Investment Company's portfolios) and the Funds listed below, the "Underlying Funds," in which the Fund of Funds invest. In accordance with the special services agreement, expenses from the operation of the Fund of Funds are borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by the Fund of Funds. No Underlying Funds will be charged expenses that exceed the estimated savings to each respective Underlying Fund. These estimated savings appear in the form of reduced transfer agent costs resulting from the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Funds. Rather than having each investor open a shareholder account to invest individually in the Underlying Funds, the Fund of Funds act as omnibus accounts combining thousands of individual shareholder accounts into a single account. This benefits the Underlying Funds, by reducing the number of shareholder accounts that need to be maintained, and by the omnibus accounts' netting out the trades of individual shareholders to a point where the Fund of Funds only execute one trade each day with each Underlying Fund. In the event that the financial benefits to the Underlying Funds do not exceed aggregate expenses of any Fund of Fund, the Advisor will reimburse the respective Underlying Funds. The Advisor does not have the ability to recover amounts reimbursed from previous periods.

   For the period ended October 31, 2004, the special servicing expense charged to the Underlying Funds amounted to:

                                      AMOUNT
        UNDERLYING FUNDS               PAID
------------------------------------------------
Emerging Markets                  $      247,256
Real Estate Securities                   427,140
Short Duration Bond                      762,085

   For the period ended October 31, 2004, the Advisor reimbursement to the Underlying Funds amounted to:

                                      AMOUNT
        UNDERLYING FUNDS               PAID
------------------------------------------------
Emerging Markets                  $          235

 204  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

   Custodian

   The Funds have entered into arrangements with their Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period ended October 31, 2004, the Fund's custodian fees were reduced by the following amounts under these arrangements:

                                      AMOUNT
             FUNDS                     PAID
------------------------------------------------
Equity I                          $          589
Equity II                                  1,677
Equity Q                                   1,031
International                              1,035
Fixed Income I                            11,820
Fixed Income III                           8,158

------------------------------------------------
                                      AMOUNT
             FUNDS                     PAID
Emerging Markets                  $        1,663
Real Estate Securities                       561
Short Duration Bond                        6,194
Select Growth                                394
Select Value                                 425

   The Advisor reimbursed the Emerging Markets Fund for an allocation of a sub-advisor fee that was credited to the Advisor rather than the Fund. The amount of the reimbursement was $200,190.

   The Advisory waived a portion of its advisory fee for the following Funds to provide the benefit of brokerage commission rebates from a non-affiliated broker to these Funds in the following amounts:

                                      AMOUNT
             FUNDS                     PAID
------------------------------------------------
Equity I                          $       89,005
Equity II                                  5,584
Equity Q                                      78

------------------------------------------------
                                      AMOUNT
             FUNDS                     PAID
Real Estate Securities            $        8,335
Select Growth                                432
Select Value                                 150

   Analytic services

   Fees for analytic services provided to the Funds are paid or accrued to Russell/Mellon Analytical Services, an affiliate of the Investment Company. Russell/Mellon Analytical Services provides its TruVP System to the Funds, pursuant to a written Service Agreement. The TruVP System provides analytics used by the Advisor. Total fees for the Funds reported herein for the period ended October 31, 2004 was $101,714. Effective June 1, 2004, the Funds discontinued paying Russell/Mellon Analytical Services for use of the TruVP System, and FRIMCo has agreed to pay these fees going forward.

   Transfer agent

   The Investment Company has a contract with FRIMCo to provide transfer agent services to the Funds. Total fees for the Funds reported herein for the period ended October 31, 2004 were $5,964,034.

   In addition, FRIMCo has contractually agreed to waive a portion of its transfer agency fees to the extent that those fees would affect "Other Expenses" of certain Funds by one basis point or more. The total transfer agent fee waivers for the period ended October 31, 2004 were as follows:

                                  TA FEE WAIVER
             FUNDS                    AMOUNT
------------------------------------------------
Select Growth                     $       37,807
Select Value                              12,973

   Distributor and Shareholder Servicing

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of FRIMCo, or any Selling Agents, as defined in the Plan, for sales support services provided and related expenses incurred which were primarily intended to result in the sale of the Class C shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.75% of the average daily net assets of a Fund's Class C shares on an annual basis.

                                              Notes to Financial Statements  205

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

   In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Funds may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class C and Class E shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class C and Class E shares on an annual basis.

   Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the asset-based sales charges on Shares of the Funds may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed at the class level of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by the NASD.

   Brokerage commissions

   The Funds may effect portfolio transactions through Frank Russell Securities, Inc., an affiliate of the Advisor, when a money manager determines that the Fund will receive competitive execution, price, and commissions. Amounts retained by Frank Russell Securities, Inc. for the period ended October 31, 2004 were as follows:

             FUNDS                    AMOUNT
------------------------------------------------
Equity I                          $       61,592
Equity II                                 52,891
Equity Q                                     202
International                            182,028

------------------------------------------------
             FUNDS                    AMOUNT
Emerging Markets                  $       89,868
Real Estate Securities                    23,889
Select Growth                             10,423
Select Value                              26,933

   Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Advisor.

   Accrued Shareholder Servicing and Distribution fees payable to affiliates as of October 31, 2004 were as follows:

                                                                                            FIXED          FIXED         EMERGING
                              EQUITY I      EQUITY II       EQUITY Q     INTERNATIONAL     INCOME I      INCOME III      MARKETS
   --------------------------------------------------------------------------------------------------------------------------------
   Advisory fees            $    372,445   $    532,993   $    631,116   $    820,604    $    221,208   $    179,158   $    556,221
   Administration fees            27,422         37,369         60,500         76,891          58,142         10,750         30,155
   Analytic services                  --             --             15             90              --             --             48
   Distribution fees                  --             --             --             --              --             --         12,824
   Shareholder servicing
      fees                         6,936         16,825          9,950          8,553           5,789          1,578          7,224
   Transfer agent fees            73,862        127,951         87,938         81,327          46,022         43,879        217,932
                            ------------   ------------   ------------   ------------    ------------   ------------   ------------
                            $    480,665   $    715,138   $    789,519   $    987,465    $    331,161   $    235,365   $    824,404
                            ============   ============   ============   ============    ============   ============   ============

                                              SHORT
                            REAL ESTATE      DURATION        SELECT         SELECT
                             SECURITIES        BOND          GROWTH         VALUE
   ----------------------------------------------------------------------------------
   Advisory fees            $    830,222   $    442,326   $     79,455   $    170,002
   Administration fees            62,528         75,573          4,939         12,132
   Analytic services                  52             --            327             --
   Distribution fees              37,875         24,592          3,559         10,188
   Shareholder servicing
      fees                        18,608         13,096          2,375          5,287
   Transfer agent fees           320,511        170,164          7,601         90,094
                            ------------   ------------   ------------   ------------
                            $  1,269,796   $    725,751   $     98,256   $    287,703
                            ============   ============   ============   ============

   Board of Trustees

   The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 30 Funds, and Russell Investment Funds ("RIF"), which has 5 Funds. Each of the Trustees is a Trustee for both FRIC and RIF. The Russell Fund Complex pays each of its Trustees not affiliated with FRIMCo a retainer of $52,000 per year, $5,000 for each regular

 206  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

   quarterly meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each Joint Audit Committee meeting or Nominating and Governance Committee meeting attended in person. The Trustee will receive a $500 fee for attending the meetings by phone instead of receiving the full fee had the member attended in person. Out of pocket expenses are also paid by the Russell Fund Complex. The Lead Trustee is paid a fee of $10,000 per year, and each Committee Chair is paid a fee of $6,000 per year.

5. FEDERAL INCOME TAXES

   At October 31, 2004, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                 FUNDS                 10/31/07         10/31/08          10/31/09           10/31/10
      ---------------------------------------------------------------------------------------------------
      Equity I                      $           --   $           --   $             --   $     29,820,988
      Equity II                                 --               --                 --                 --
      Equity Q                                  --               --                 --         37,252,062
      International                             --               --                 --        133,121,394
      Emerging Markets                                                      55,313,580         24,430,000
      Real Estate Securities                    --               --                 --                 --
      Short Duration Bond                       --               --                 --                 --
      Select Growth                             --               --         10,693,422         14,206,106
      Select Value                      13,798,385          451,724          2,362,680            362,611

                     FUNDS                    10/31/11         10/31/12          TOTALS
      -------------------------------------------------------------------------------------
      Equity I                             $           --   $           --   $   29,820,988
      Equity II                                        --               --               --
      Equity Q                                 50,946,922               --       88,198,984
      International                            26,482,168               --      159,603,562
      Emerging Markets                                 --               --       79,743,580
      Real Estate Securities                           --               --               --
      Short Duration Bond                              --               --               --
      Select Growth                               263,497               --       25,163,025
      Select Value                                     --               --       16,975,400

   Select Value Fund had a capital loss carryforward of $16,975,400 that it acquired from the Equity Income Fund and Equity III Fund of which $13,798,385, $451,724, $2,362,680, and $362,611 will expire on October 31 of the years 2007, 2008, 2009 and 2010, respectively. This capital loss carryforward can be utilized at a pace of up to $5,101,116 each year with any unused capital loss annual limitation carried over to each succeeding year or until its respective expiration dates, whichever occurs first.

                                              Notes to Financial Statements  207

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

   At October 31, 2004, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

                                                            EQUITY I          EQUITY II           EQUITY Q
   -----------------------------------------------------------------------------------------------------------
   Cost of Investments                                  $    733,779,247   $    905,465,313   $  1,227,363,800
                                                        ================   ================   ================
   Unrealized Appreciation                                    99,993,027        173,968,347        204,214,929
   Unrealized Depreciation                                   (12,794,830)       (21,903,503)       (30,611,960)
                                                        ----------------   ----------------   ----------------
   Net Unrealized Appreciation (Depreciation)           $     87,198,197   $    152,064,844   $    173,602,969
                                                        ================   ================   ================
   Undistributed Ordinary Income                        $        536,729   $     46,193,986   $        889,597
   Undistributed Long-Term Capital Gains
   (Capital Loss Carryforward)                          $    (29,820,988)  $     74,585,654   $    (88,198,984)
   Tax Composition of Distributions:
   Ordinary Income                                      $      6,464,195   $      1,251,606   $     13,109,462
   Long-Term Capital Gains                              $             --   $             --   $             --
   Tax Return of Capital                                $             --   $             --   $             --

                                                         INTERNATIONAL      FIXED INCOME I    FIXED INCOME III   EMERGING MARKETS
   ------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments                                  $  1,424,284,323   $  1,447,120,373   $    566,822,944   $    472,595,898
                                                        ================   ================   ================   ================
   Unrealized Appreciation                                   237,035,306         20,138,857         10,151,924        121,748,711
   Unrealized Depreciation                                   (24,615,900)        (5,272,262)          (770,424)       (10,929,591)
                                                        ----------------   ----------------   ----------------   ----------------
   Net Unrealized Appreciation (Depreciation)           $    212,419,406   $     14,866,595   $      9,381,500   $    110,819,120
                                                        ================   ================   ================   ================
   Undistributed Ordinary Income                        $     28,988,417   $     19,021,080   $      2,611,986   $      9,810,839
   Undistributed Long-Term Capital Gains
   (Capital Loss Carryforward)                          $   (159,603,562)  $     10,355,706   $      1,908,754   $    (79,743,580)
   Tax Composition of Distributions:
   Ordinary Income                                      $     30,764,989   $     47,352,126   $     16,568,556   $     11,815,108
   Long-Term Capital Gains                              $             --   $     22,109,617   $      1,530,250   $             --
   Tax Return of Capital                                $             --   $             --   $             --   $             --

                                                          REAL ESTATE       SHORT DURATION
                                                           SECURITIES            BOND          SELECT GROWTH       SELECT VALUE
   ------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments                                  $    902,752,037   $  1,227,418,405   $    117,966,608   $    287,563,096
                                                        ================   ================   ================   ================
   Unrealized Appreciation                                   398,228,860          4,539,773         13,681,472         33,047,804
   Unrealized Depreciation                                      (557,934)        (3,742,281)        (2,519,946)        (3,950,437)
                                                        ----------------   ----------------   ----------------   ----------------
   Net Unrealized Appreciation (Depreciation)           $    397,670,926   $        797,492   $     11,161,526   $     29,097,367
                                                        ================   ================   ================   ================
   Undistributed Ordinary Income                        $     18,214,758   $      1,875,943   $             --   $        246,922
   Undistributed Long-Term Capital Gains
   (Capital Loss Carryforward)                          $     87,795,647   $        806,070   $    (25,163,025)  $         91,075
   Tax Composition of Distributions:
   Ordinary Income                                      $     58,609,292   $     20,100,202   $             --   $      2,059,405
   Long-Term Capital Gains                              $        212,594   $             --   $             --   $             --
   Tax Return of Capital                                $             --   $             --   $             --   $             --

 208  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands)

   Share transactions for the fiscal years ended October 31, 2004 and October 31, 2003 were as follows:

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2004                2003                2004                2003
   EQUITY I                                       -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 275                 650   $           7,453   $          14,997
      Proceeds from reinvestment of
         distributions                                            7                   7                 191                 159
      Payments for shares redeemed                             (346)               (298)             (9,361)             (6,840)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   (64)                359              (1,717)              8,316
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                              10,260               6,950             279,847             156,562
      Proceeds from reinvestment of
         distributions                                          183                 186               4,986               4,240
      Payments for shares redeemed                           (7,663)            (12,058)           (208,381)           (271,340)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 2,780              (4,922)             76,452            (110,538)
                                                  -----------------   -----------------   -----------------   -----------------
      Class Y
      Proceeds from shares sold                               1,402               2,025              38,069              44,342
      Proceeds from reinvestment of
         distributions                                           30                  28                 820                 634
      Payments for shares redeemed                           (1,120)             (1,237)            (30,470)            (29,587)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   312                 816               8,419              15,389
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               3,028              (3,747)  $          83,154   $         (86,833)
                                                  =================   =================   =================   =================

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2004                2003                2004                2003
   EQUITY II                                      -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                               1,196                 750   $          46,867   $          21,475
      Proceeds from reinvestment of
         distributions                                           --                   4                  --                  95
      Payments for shares redeemed                             (444)               (469)            (17,044)            (13,915)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   752                 285              29,823               7,655
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                               4,405               6,027             170,296             169,020
      Proceeds from reinvestment of
         distributions                                           19                  77                 720               2,020
      Payments for shares redeemed                           (4,058)             (7,489)           (155,941)           (214,439)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   366              (1,385)             15,075             (43,399)
                                                  -----------------   -----------------   -----------------   -----------------
      Class Y
      Proceeds from shares sold                                 145                 946               5,562              23,754
      Proceeds from reinvestment of
         distributions                                           13                  35                 477                 926
      Payments for shares redeemed                           (1,350)             (1,497)            (52,845)            (46,971)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                (1,192)               (516)            (46,806)            (22,291)
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                                 (74)             (1,616)  $          (1,908)  $         (58,035)
                                                  =================   =================   =================   =================

                                              Notes to Financial Statements  209

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2004                2003                2004                2003
   EQUITY Q                                       -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 468               1,113   $          14,766   $          29,266
      Proceeds from reinvestment of
         distributions                                           11                   9                 351                 234
      Payments for shares redeemed                             (367)               (465)            (11,696)            (12,126)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   112                 657               3,421              17,374
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                              11,458               9,979             366,031             261,969
      Proceeds from reinvestment of
         distributions                                          267                 260               8,488               6,940
      Payments for shares redeemed                           (7,537)            (17,235)           (239,252)           (451,836)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 4,188              (6,996)            135,267            (182,927)
                                                  -----------------   -----------------   -----------------   -----------------
      Class Y
      Proceeds from shares sold                               2,564               6,484              79,672             168,475
      Proceeds from reinvestment of
         distributions                                          106                 230               3,374               6,173
      Payments for shares redeemed                          (14,659)             (4,977)           (441,936)           (140,294)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                               (11,989)              1,737            (358,890)             34,354
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                              (7,689)             (4,602)  $        (220,202)  $        (131,199)
                                                  =================   =================   =================   =================

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2004                2003                2004                2003
   INTERNATIONAL                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 447               1,085   $          14,934   $          27,724
      Proceeds from reinvestment of
         distributions                                           20                  10                 638                 235
      Payments for shares redeemed                             (233)               (805)             (7,850)            (20,590)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   234                 290               7,722               7,369
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                              10,893               9,216             366,536             234,553
      Proceeds from reinvestment of
         distributions                                          439                 361              14,030               8,741
      Payments for shares redeemed                           (4,448)            (11,757)           (148,078)           (303,209)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 6,884              (2,180)            232,488             (59,915)
                                                  -----------------   -----------------   -----------------   -----------------
      Class Y
      Proceeds from shares sold                                 721               3,767              23,702             102,649
      Proceeds from reinvestment of
         distributions                                          399                 306              12,741               7,406
      Payments for shares redeemed                           (5,329)             (1,873)           (182,292)            (52,280)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                (4,209)              2,200            (145,849)             57,775
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               2,909                 310   $          94,361   $           5,229
                                                  =================   =================   =================   =================

 210  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2004                2003                2004                2003
   FIXED INCOME I                                 -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 300                 442   $           6,491   $           9,824
      Proceeds from reinvestment of
         distributions                                           73                  62               1,559               1,350
      Payments for shares redeemed                             (336)               (528)             (7,278)            (11,736)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    37                 (24)                772                (562)
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                              14,236               8,984             308,094             199,624
      Proceeds from reinvestment of
         distributions                                        1,773               1,556              38,028              34,071
      Payments for shares redeemed                          (10,546)            (13,801)           (228,621)           (306,712)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 5,463              (3,261)            117,501             (73,017)
                                                  -----------------   -----------------   -----------------   -----------------
      Class Y
      Proceeds from shares sold                               5,959              18,619             130,103             412,252
      Proceeds from reinvestment of
         distributions                                        1,189               1,220              25,486              26,740
      Payments for shares redeemed                          (12,178)            (24,630)           (264,196)           (541,873)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                (5,030)             (4,791)           (108,607)           (102,881)
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                                 470              (8,076)  $           9,666   $        (176,460)
                                                  =================   =================   =================   =================

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2004                2003                2004                2003
   FIXED INCOME III                               -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 236                 404   $           2,466   $           4,261
      Proceeds from reinvestment of
         distributions                                           27                  17                 287                 177
      Payments for shares redeemed                             (170)               (399)             (1,785)             (4,223)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    93                  22                 968                 215
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                              21,610              10,228             227,893             107,732
      Proceeds from reinvestment of
         distributions                                        1,646                 961              17,162               9,979
      Payments for shares redeemed                           (7,977)            (13,612)            (83,706)           (142,123)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                15,279              (2,423)            161,349             (24,412)
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                              15,372              (2,401)  $         162,317   $         (24,197)
                                                  =================   =================   =================   =================

                                              Notes to Financial Statements  211

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2004                2003                2004                2003
   EMERGING MARKETS                               -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 743               1,750   $           8,601   $          14,145
      Proceeds from reinvestment of
         distributions                                           27                  --                 295                  --
      Payments for shares redeemed                             (289)             (1,316)             (3,350)            (10,531)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   481                 434               5,546               3,614
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 444                 919               5,367               7,634
      Proceeds from reinvestment of
         distributions                                           22                   1                 254                  10
      Payments for shares redeemed                             (244)               (921)             (2,940)             (7,838)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   222                  (1)              2,681                (194)
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                              15,089              13,237             180,417             110,203
      Proceeds from reinvestment of
         distributions                                          638                 112               7,205                 885
      Payments for shares redeemed                           (8,459)            (13,605)           (101,760)           (115,494)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 7,268                (256)             85,862              (4,406)
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               7,971                 177   $          94,089   $            (986)
                                                  =================   =================   =================   =================

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2004                2003                2004                2003
   REAL ESTATE SECURITIES                         -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 648                 471   $          24,331   $          14,334
      Proceeds from reinvestment of
         distributions                                           36                  29               1,425                 873
      Payments for shares redeemed                             (233)               (127)             (8,932)             (3,737)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   451                 373              16,824              11,470
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 314                 202              12,184               6,382
      Proceeds from reinvestment of
         distributions                                           21                  19                 829                 585
      Payments for shares redeemed                             (145)               (134)             (5,628)             (4,089)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   190                  87               7,385               2,878
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               7,890               8,676             300,908             266,549
      Proceeds from reinvestment of
         distributions                                          631                 746              25,106              22,895
      Payments for shares redeemed                           (5,898)             (7,603)           (227,399)           (229,269)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 2,623               1,819              98,615              60,175
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               3,264               2,279   $         122,824   $          74,523
                                                  =================   =================   =================   =================

 212  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2004                2003                2004                2003
   SHORT DURATION BOND                            -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 939               2,032   $          17,894   $          38,752
      Proceeds from reinvestment of
         distributions                                           15                  22                 293                 412
      Payments for shares redeemed                           (1,127)               (721)            (21,451)            (13,733)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                  (173)              1,333              (3,264)             25,431
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 411                 659               7,864              12,587
      Proceeds from reinvestment of
         distributions                                           17                  21                 319                 397
      Payments for shares redeemed                             (277)               (537)             (5,285)            (10,255)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   151                 143               2,898               2,729
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                              22,446              33,169             428,176             632,686
      Proceeds from reinvestment of
         distributions                                          508                 611               9,675              11,625
      Payments for shares redeemed                          (13,721)            (15,043)           (261,930)           (287,186)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 9,233              18,737             175,921             357,125
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               9,211              20,213   $         175,555   $         385,285
                                                  =================   =================   =================   =================

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2004                2003                2004                2003
   SELECT GROWTH                                  -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 552                 289   $           3,849   $           1,782
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                             (161)                (69)             (1,128)               (379)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   391                 220               2,721               1,403
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 213                 238               1,533               1,575
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                              (92)                (77)               (658)               (458)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   121                 161                 875               1,117
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                               4,627               1,424              33,510               8,243
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                             (784)               (309)             (5,601)             (1,742)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 3,843               1,115              27,909               6,501
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               3,538               2,268              25,490              13,901
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                           (2,318)               (843)            (16,889)             (4,812)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,220               1,425               8,601               9,089
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               5,575               2,921   $          40,106   $          18,110
                                                  =================   =================   =================   =================

                                              Notes to Financial Statements  213

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2004                2003                2004                2003
   SELECT VALUE                                   -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 836                 395   $           8,118   $           2,973
      Shares issued in connection with
         acquisition of Equity Income Fund                       --                 523                  --               4,583
      Proceeds from reinvestment of
         distributions                                            1                  --                   8                   2
      Payments for shares redeemed                             (290)                (85)             (2,835)               (668)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   547                 833               5,291               6,890
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 164                 382               1,610               3,038
      Shares issued in connection with
         acquisition of Equity Income Fund                       --                 144                  --               1,273
      Proceeds from reinvestment of
         distributions                                            5                   4                  45                  29
      Payments for shares redeemed                             (136)               (114)             (1,345)               (974)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    33                 416                 310               3,366
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                               4,468               1,054              44,188               6,240
      Shares issued in connection with
         acquisition of Equity Income Fund                       --               4,359                  --              38,574
      Proceeds from reinvestment of
         distributions                                           75                  33                 740                 267
      Payments for shares redeemed                           (2,833)             (1,936)            (27,980)            (14,535)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,710               3,510              16,948              30,546
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               6,828               4,346              67,750              32,482
      Shares issued in connection with
         acquisition of Equity Income Fund                       --               7,103                  --              62,787
      Proceeds from reinvestment of
         distributions                                          110                  42               1,084                 339
      Payments for shares redeemed                           (4,241)             (1,581)            (41,771)            (13,117)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 2,697               9,910              27,063              82,491
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               4,987              14,669   $          49,612   $         123,293
                                                  =================   =================   =================   =================

 214  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

7. LINE OF CREDIT

   Each of the Funds of the Investment Company share in a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Funds are charged an annual commitment fee of .125% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Funds. Interest is calculated at the Federal Fund Rate plus .50% annually. The Funds may borrow up to a maximum of 33.33% of the value of their net assets under the agreement. The agreement will expire December 22, 2004 and will be reviewed at such time for possible renewal. The Funds did not have any drawdowns for the period ended October 31, 2004.

8. BENEFICIAL INTEREST

   As of October 31, 2004, the following table includes shareholders with shares of beneficial interest of greater than 10% of the total outstanding shares of each respective Fund:

                   FUNDS                   # OF SHAREHOLDERS             %
   --------------------------------------------------------------------------------
   Equity I                                        1                   44.8
   Equity II                                       1                   44.9
   Equity Q                                        1                   37.7
   International                                   2                   47.3
   Fixed Income I                                  1                   20.9
   Fixed Income III                                1                   51.1
   Emerging Markets                                3                   48.0
   Real Estate Securities                          1                   21.8
   Short Duration Bond                             3                   64.1
   Select Growth                                   2                   61.6
   Select Value                                    2                   46.5

9. ILLIQUID OR RESTRICTED SECURITIES

   A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Illiquid and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees. Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act. Such restricted securities are not subject to the 15% limitation if the Adviser, under supervision of the Board of Trustees, determines that a liquid trading market exists.

   Illiquid Securities

                                                                  PRINCIPAL                            COST         MARKET VALUE
   FUND - % OF NET ASSETS                       ACQUISITION       AMOUNT OR      COST PER UNIT        (000)            (000)
   SECURITIES                                       DATE            SHARES             $                $                $
   ------------------------------------------------------------------------------------------------------------------------------
   International Fund - 0.0%
     Sons of Gwalia, Ltd.                         02/28/03          22,400            2.24              50                -
                                                                                                                   --------------
   Fixed III Fund - 0.0%
     GT Group Telecom, Inc. 2010 Warrants         01/27/00           450             49.90              23                -
                                                                                                                   --------------

                                              Notes to Financial Statements  215

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

   Pursuant to guidelines established by the Board of Trustees, the Adviser has determined that a liquid trading market exists for the following restricted securities held as of October 31, 2004:

   Restricted Securities (144A)

                                                                  PRINCIPAL                            COST         MARKET VALUE
   FUND - % OF NET ASSETS                       ACQUISITION         AMOUNT       COST PER UNIT        (000)            (000)
   SECURITIES                                       DATE          OR SHARES            $                $                $
   ------------------------------------------------------------------------------------------------------------------------------
   International Fund - 0.0%
   Samsung Electronics Co., Ltd.                     03/26/01            1,100           177.28              195              216
                                                                                                                   --------------

   Fixed Income I Fund - 4.4%
   ABSC Manufactured Housing Contract                03/02/04          845,000            83.14              703              635
   ABSC NIMs Trust                                   11/04/03          383,892            98.68              379              386
   ABSC NIMs Trust                                   07/30/04          287,484            99.61              286              287
   Anthracite CDO I, Ltd.                            03/16/04          665,000            99.99              665              666
   Arcap Reit, Inc.                                  09/21/04          420,000           101.00              424              426
   Argent NIM Trust                                  03/04/04          236,047            99.99              236              236
   Argent NIM Trust                                  03/11/04          254,164           100.00              254              253
   Asset Backed Funding Corp. NIM Trust              08/22/03          167,340           100.00              167              167
   BAE Systems Holdings, Inc.                        12/28/01          760,000           105.13              799              852
   Cadbury Schweppes US Finance LLC                  09/22/03        1,210,000            99.77            1,207            1,218
   Centaur Funding Corp.                             03/07/02          360,000             1.07              385              472
   Chalet Finance PLC                                10/08/03        1,190,000           100.00            1,190            1,191
   Chase Funding Net Interest Margin                 06/05/03           27,897            99.90               28               28
   Chase Funding Net Interest Margin                 06/23/03          125,436            99.89              125              126
   Chase Funding Net Interest Margin                 09/26/03           50,329            99.88               50               50
   Citigroup, Inc.                                   10/27/04        2,995,000           101.60            3,043            3,039
   Countrywide Asset-Backed Certificates             11/20/03          168,013            99.89              168              169
   Credit-Based Asset Servicing and
      Securitization CBO, Ltd.                       03/04/04        2,342,725           100.00            2,343            2,343
   Crest, Ltd.                                       11/25/03        1,710,000           100.00            1,710            1,778
   DG Funding Trust                                  11/04/03               94         10537.14              990            1,011
   Dresdner Funding Trust I                          04/09/03          335,000            99.88              335              409
   Export-Import Bank Of Korea                       02/03/04          280,000            99.57              279              283
   First Franklin NIM Trust                          05/20/04          495,951           100.00              496              496
   First Franklin NIM Trust                          05/20/04          285,000           100.00              285              285
   First Franklin NIM Trust                          06/03/04          342,257           100.00              342              342
   First Franklin NIM Trust                          09/01/04        1,383,591           100.00            1,384            1,384
   Fremont NIM Trust                                 05/20/04          379,083           100.00              379              378
   GForce CDO, Ltd.                                  12/08/03          765,000            99.99              765              788
   GSAMP Trust                                       02/27/04          368,152            99.87              368              368
   HVB Funding Trust I                               05/01/03          315,000            96.75              305              399
   IndyMac Loan Trust                                10/17/03          947,447           100.00              947              947
   IndyMac Loan Trust                                06/10/04        1,187,656           100.00            1,188            1,188
   Korea Electric Power Corp.                        04/20/04          140,000            98.45              138              143
   Long Beach Asset Holdings Corp.                   04/16/03           45,574           100.00               46               46
   Long Beach Asset Holdings Corp.                   07/31/03           65,347           100.00               65               65
   Mach One Trust Commercial Mortgage-Backed         07/12/04        1,350,000           100.99            1,363            1,401
   May Department Stores Co. (The)                   07/13/04          185,000            99.87              185              191
   May Department Stores Co. (The)                   07/13/04           80,000            99.98               80               82
   May Department Stores Co. (The)                   07/13/04          765,000            99.98              765              784
   May Department Stores Co. (The)                   07/13/04        1,210,000           100.00            1,210            1,265
   Merrill Lynch Mortgage Investors, Inc.            01/12/04          227,580            99.75              227              229

 216  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

                                                                  PRINCIPAL                            COST         MARKET VALUE
   FUND - % OF NET ASSETS                       ACQUISITION         AMOUNT       COST PER UNIT        (000)            (000)
   SECURITIES                                       DATE          OR SHARES            $                $                $
   ------------------------------------------------------------------------------------------------------------------------------
   Merrill Lynch Mortgage Investors, Inc.            02/19/04          367,455            99.56              366              366
   Miller Brewing Co.                                08/06/03          250,000            99.30              248              262
   Miller Brewing Co.                                09/16/04        1,365,000           101.95            1,392            1,393
   Mizuho Financial Group Cayman, Ltd.               02/27/04          280,000            99.95              280              291
   Monumental Global Funding II                      02/04/03          320,000           100.00              320              327
   Morgan Stanley Capital I                          06/17/04        1,370,000           101.08            1,385            1,444
   Mound Financing PLC                               07/24/03        1,935,000           100.11            1,937            1,932
   Natexis Ambs Co. LLC                              06/24/98          300,000           108.76              326              345
   Newcastle CDO I, Ltd.                             03/11/04          845,000            99.94              845              832
   Novastar NIM Trust                                01/30/04          445,216           100.00              445              445
   Novastar NIM Trust                                07/20/04          546,908           100.00              547              545
   NPF XII, Inc.                                     05/29/02        3,235,000            92.45            2,991              226
   Option One Mortgage Securities Corp. NIM
      Trust                                          04/23/03          200,413           100.00              200              200
   Option One Mortgage Securities Corp. NIM
      Trust                                          12/08/03          370,591           100.00              371              371
   Paragon Mortgages PLC                             05/19/04          785,000           100.00              785              785
   Renaissance NIM Trust                             12/09/03          207,919           100.00              208              209
   Renaissance NIM Trust                             06/25/04          479,025           100.00              479              479
   Saxon Net Interest Margin Trust                   09/23/03          188,372           100.00              188              190
   Sharp SP I LLC Net Interest Margin Trust          02/13/04          167,039            99.99              167              168
   Sharp SP I LLC Net Interest Margin Trust          03/10/04          520,128            99.99              520              520
   Simon Property Group, LP                          08/04/04        1,145,000            99.55            1,140            1,168
   Systems 2001 AT LLC                               03/08/02          349,226           102.02              356              377
   Telecom Italia Capital SA                         09/28/04          175,000            99.08              173              172
   Telecom Italia Capital SA                         10/08/04        2,610,000            97.08            2,534            2,565
   Telecom Italia Capital SA                         10/19/04          805,000            99.15              798              799
   Tenaska Alabama II Partners, LP                   10/09/03          260,746           100.53              262              275
   Verizon Wireless Capital LLC                      02/02/04          700,000            99.90              699              700
   Wells Fargo Home Equity Trust                     10/01/04          332,625            99.99              333              333
   Zurich Capital Trust I                            07/11/00        1,135,000           105.95            1,203            1,287
   Zurich Capital Trust I                            01/10/03          555,000            93.90              521              629
                                                                                                                   --------------
                                                                                                                           46,441
                                                                                                                   ==============
   Fixed Income III Fund - 3.8%
   AIG SunAmerica Global Financing VI                05/02/01          300,000           108.00              324              331
   Alliance Capital Funding LLC                      03/03/04           34,518           101.98               35               37
   America Movil SA de CV                            10/28/04          155,000            99.35              154              154
   Anthem Insurance Cos., Inc.                      8/29/2000       120,000.00           105.94           127.00              147
   Ares Leveraged Investment Fund, LP                12/19/03          280,000            96.73              271              280
   Argent NIM Trust                                  12/09/03           32,441           100.00               32               32
   Arlington Street CDO, Ltd.                        06/04/03          907,817           102.63              932              974
   BAE Systems Holdings, Inc.                        12/28/01          485,000            99.93              485              544
   Bombardier Capital, Inc.                          05/27/04          295,000            99.77              294              294
   Canadian Oil Sands, Ltd.                          08/03/04          140,000            99.92              140              143
   Centaur Funding Corp.                             03/07/02          235,000             1.07              252              308
   Centaur Funding Corp.                             11/25/02          290,000             0.92              268              380
   Chancellor/Triton CBO, Ltd.                       11/12/03          165,232            96.27              159              165
   Chase Funding Net Interest Margin                 12/10/03           30,960            99.87               31               31
   Citigroup, Inc.                                   12/27/01          365,939            88.91              325              371
   Countrywide Asset-Backed Certificates             02/25/04           82,203            99.67               82               83
   DG Funding Trust                                  11/04/03               59         10537.12              622              634
   Dresdner Bank AG                                  07/27/04          318,000           103.01              328              351

                                              Notes to Financial Statements  217

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

                                                                  PRINCIPAL                            COST         MARKET VALUE
   FUND - % OF NET ASSETS                       ACQUISITION         AMOUNT       COST PER UNIT        (000)            (000)
   SECURITIES                                       DATE          OR SHARES            $                $                $
   ------------------------------------------------------------------------------------------------------------------------------
   Dresdner Funding Trust I                          04/09/03          235,000           101.57              239              287
   E*Trade Financial Corp.                           10/01/04           85,000           103.97               88               90
   Enterprise Products Operating, LP                 09/23/04          205,000            99.92              205              207
   Enterprise Products Operating, LP                 09/23/04          175,000            99.72              175              177
   Erac USA Finance Co.                              07/01/02          170,000           107.74              183              191
   Export-Import Bank Of Korea                       02/03/04          160,000            99.57              159              162
   Farmers Exchange Capital                          01/28/02          250,000            82.05              205              253
   Farmers Insurance Exchange                        11/27/02          310,000            73.92              229              361
   Farmers Insurance Exchange                        08/04/04          170,000            99.52              169              172
   Fisher Scientific International                   07/22/04           80,000           100.12               80               86
   Freescale Semiconductor, Inc.                     07/16/04          120,000           100.00              120              127
   Glencore Funding LLC                              05/12/04           95,000            91.22               87               90
   GSAA Trust                                        09/16/04          133,640            99.88              133              134
   GSMPS Mortgage Loan Trust                         05/27/04           93,910           107.57              101              102
   GSMPS Mortgage Loan Trust                         08/30/04          162,814           109.35              178              178
   GT Group Telecom, Inc.                            01/27/00              450            49.90               22               --
   Home Equity Asset Trust                           10/08/03           18,218            99.54               18               18
   Hutchison Whampoa International 03/13,
      Ltd.                                           06/17/03          120,000           104.97              126              128
   HVB Funding Trust I                               05/01/03          185,000            96.86              179              234
   HVB Funding Trust III                             06/02/03           40,000           102.25               41               52
   Hyatt Equities LLC                                06/12/02           85,000            99.87               85               91
   John Hancock Global Funding II                    07/29/03          200,000           116.34              233              237
   JP Morgan Chase Commercial Mortgage
      Securities Corp.                               08/04/04          399,158           100.00              399              399
   Juniper CBO, Ltd.                                 01/15/04          229,619           103.17              237              237
   Korea Electric Power Corp.                        04/20/04           85,000            98.45               84               87
   Lone Star Industries                              02/21/03          195,000            98.83              193              199
   Mantis Reef, Ltd.                                 10/28/03          200,000           100.00              200              201
   May Department Stores Co. (The)                   07/13/04          130,000            99.87              130              134
   May Department Stores Co. (The)                   07/13/04           60,000            99.98               60               61
   Merrill Lynch Mortgage Trust                      06/26/02          185,000            78.92              146              185
   MGM Mirage                                        08/11/04           55,000           100.00               55               58
   Miller Brewing Co.                                08/06/03          180,000            99.36              179              189
   Miller Brewing Co.                                08/06/03           70,000            99.73               70               71
   Mizuho Financial Group Cayman, Ltd.               02/27/04          195,000            99.95              195              203
   Mizuho Financial Group Cayman, Ltd.               02/27/04          650,000           100.93              656              676
   Mizuho Preferred Capital Co. LLC                  02/11/98          475,000            92.09              437              542
   Monongahela Power Co.                             06/02/04          260,000            99.76              259              286
   Monumental Global Funding II                      02/04/03          200,000           100.00              200              204
   Morgan Stanley Bank AG for OAO Gazprom            02/21/03          110,000           110.14              121              127
   Natexis Ambs Co. LLC                              06/24/98          185,000           108.77              201              213
   Nationwide Mutual Insurance Co.                   03/20/03          195,000           101.13              197              228
   Oil Insurance, Ltd.                               08/19/03          430,000           100.81              433              439
   Power Contract Financing LLC                      06/11/03          165,000           101.52              168              173
   Power Contract Financing LLC                      06/11/03          229,421           101.01              232              233
   Prudential Holdings LLC                           08/21/02          260,000           108.51              282              309
   Qwest Corp.                                       08/12/04          180,000            98.70              178              192
   Qwest Services Corp.                              03/25/04           55,000           115.90               64               65
   Rabobank Capital Funding II                       11/14/03          165,000           101.17              167              169
   Ras Laffan Liquefied Natural Gas Co.,
      Ltd.                                           03/07/01           85,000           112.48               96              101
   Russia Government International Bond              06/17/02          615,000            82.80              509              616

 218  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

                                                                  PRINCIPAL                            COST         MARKET VALUE
   FUND - % OF NET ASSETS                       ACQUISITION         AMOUNT       COST PER UNIT        (000)            (000)
   SECURITIES                                       DATE          OR SHARES            $                $                $
   ------------------------------------------------------------------------------------------------------------------------------
   Sappi Papier Holding AG                           07/11/02           65,000           104.96               68               72
   Sealed Air Corp.                                  07/01/03          120,000            99.31              119              124
   Sharp SP I LLC Net Interest Margin Trust          01/29/04           48,892           100.00               49               49
   SingTel Optus Finance Pty, Ltd.                   10/15/03          150,000           115.51              173              175
   Solutia, Inc.                                     07/02/02              450            85.33               38               --
   Systems 2001 AT LLC                               06/04/01          142,991           102.54              147              159
   Systems 2001 AT LLC                               03/08/02          179,090           102.02              183              194
   Telecom Italia Capital SA                         09/28/04          135,000            99.08              134              133
   Telecom Italia Capital SA                         09/28/04          370,000            99.74              369              367
   Tenaska Alabama II Partners, LP                   10/09/03          159,335           100.21              160              168
   Williams Gas Pipelines Central, Inc.              01/30/04          200,000           106.61              213              215
   World Financial Properties                        11/08/02          217,384           106.59              232              244
   WPP Finance UK Corp.                              06/16/04          115,000            99.72              115              119
   Zurich Capital Trust I                            01/10/03          370,000            94.38              349              419
                                                                                                                   --------------
                                                                                                                           17,671
                                                                                                                   ==============
   Emerging Markets - 0.6
   China Steel Corp.                                 10/17/03           38,530            15.03              579              763
   KT&G Corp.                                        01/29/02           53,100             9.28              493              735
   La Cemento Nacional Ecuador                       07/24/96           10,500            12.67              133              366
   Samsung Electronics Co., Ltd.                     06/15/95           10,059             9.43               95            1,330
   E.Sun Financial Holding Co., Ltd.                 09/24/04            6,000            14.50               87              102
   Hyundai Motor Co.                                 09/16/99           13,900            19.92              277              330
                                                                                                                   --------------
                                                                                                                            3,626
                                                                                                                   ==============
   Short Duration Fund - 2.9%
   Alter Moneta Receivables LLC                      09/17/03        1,970,081           100.41            1,978            1,953
   Credit Suisse First Boston Mortgage                                                                                        640
   DG Funding Trust                                  11/04/03              219         10537.12            2,308            2,354
   GE Corporate Aircraft Financing LLC               10/05/04        1,000,000           100.00            1,000            1,000
   HBOS Treasury Services PLC                        09/11/03        1,000,000            99.85              999            1,007
   HBOS Treasury Services PLC                        01/06/04        3,400,000           100.02            3,401            3,405
   Hyundai Auto Receivables Trust                    09/18/02          640,257            99.99              640              641
   Metropolitan Life Global Funding I                07/19/04        1,500,000            99.95            1,499            1,516
   New York Life Global Funding                      02/23/04        2,500,000           100.00            2,500            2,500
   Nordstrom Private Label Credit Card Master
     Note Trust                                      05/01/02        3,500,000           103.86            3,635            3,622
   PBG Equipment Trust                               06/13/01        1,214,608           103.89            1,262            1,242
   Principal Life Global Funding I                   06/03/04        2,000,000           103.46            2,069            2,093
   Provident Auto Lease ABS Trust                    08/20/03          446,055           103.72              463              455
   Railcar Leasing L.L.C                             06/11/03        1,000,000           117.82            1,178            1,119
   SACO I, Inc.                                      09/30/04        2,400,000           100.00            2,400            2,400

                                              Notes to Financial Statements  219

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

                                                                  PRINCIPAL                            COST         MARKET VALUE
   FUND - % OF NET ASSETS                       ACQUISITION         AMOUNT       COST PER UNIT        (000)            (000)
   SECURITIES                                       DATE          OR SHARES            $                $                $
   ------------------------------------------------------------------------------------------------------------------------------
   SLM Student Loan Trust                            03/05/04        3,000,000           101.90            3,057            2,981
   Susquehanna Auto Lease Trust                      07/22/03          210,270           100.00              210              210
   Susquehanna Auto Lease Trust                      11/19/03        1,000,000            99.64              996              998
   TIAA Global Markets                               10/26/04        3,625,000           104.34            3,782            3,770
   USAA Capital Corp.                                09/29/04          595,000           103.46              616              612
   Verizon Wireless Capital LLC                      02/02/04        1,400,000            99.90            1,399            1,400
                                                                                                                   --------------
                                                                                                                           35,918
                                                                                                                   ==============

10. DIVIDENDS

   On December 9, 2004, the Funds declared the following dividends from net investment income and capital gains, respectively, payable on December 14, 2004 to shareholders on record December 10, 2004.

                                                                  NET INVESTMENT        SHORT-TERM           LONG-TERM
   FUNDS                                                              INCOME           CAPITAL GAINS       CAPITAL GAINS
   -----------------------------------------------------------------------------------------------------------------------
   Equity I - Class E                                            $          0.1009   $              --   $              --
   Equity I - Class I                                                       0.1175                  --                  --
   Equity I - Class Y                                                       0.1209                  --                  --
   Equity Q - Class E                                                       0.1415                  --                  --
   Equity Q - Class I                                                       0.1623                  --                  --
   Equity Q - Class Y                                                       0.1656                  --                  --
   Real Estate Securities - Class C                                         0.1932              0.6323              3.0364
   Real Estate Securities - Class E                                         0.2760              0.6323              3.0364
   Real Estate Securities - Class S                                         0.3034              0.6323              3.0364
   Select Value - Class C                                                   0.0106                  --              0.0085
   Select Value - Class E                                                   0.0346                  --              0.0085
   Select Value - Class I                                                   0.0419                  --              0.0085
   Select Value - Class S                                                   0.0386                  --              0.0085

   On December 16, 2004, the Funds declared the following dividends from net investment income and capital gains, respectively, payable on December 21, 2004 to shareholders on record December 17, 2004.

                                                                  NET INVESTMENT        SHORT-TERM           LONG-TERM
   FUNDS                                                              INCOME           CAPITAL GAINS       CAPITAL GAINS
   -----------------------------------------------------------------------------------------------------------------------
   Equity II - Class E                                           $          0.0563   $          1.9426   $          3.2517
   Equity II - Class I                                                      0.1205              1.9426              3.2517
   Equity II - Class Y                                                      0.1571              1.9426              3.2517
   International - Class E                                                  0.6757                  --                  --
   International - Class I                                                  0.7590                  --                  --
   International - Class Y                                                  0.7774                  --                  --
   Fixed Income I - Class E                                                 0.2216              0.3222              0.2063
   Fixed Income I - Class I                                                 0.2284              0.3222              0.2063
   Fixed Income I - Class Y                                                 0.2305              0.3222              0.2063
   Fixed Income III - Class E                                               0.0695              0.0449              0.0421
   Fixed Income III - Class I                                               0.0791              0.0449              0.0421
   Emerging Markets - Class C                                               0.0423                  --                  --
   Emerging Markets - Class E                                               0.1217                  --                  --
   Emerging Markets - Class S                                               0.1504                  --                  --
   Short Duration Bond - Class C                                            0.0524                  --              0.0126
   Short Duration Bond - Class E                                            0.0765                  --              0.0126
   Short Duration Bond - Class S                                            0.0901                  --              0.0126

 220  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

11. REORGANIZATIONS

   On October 24, 2003, the Select Value Fund ("Acquiring Fund") acquired the assets and liabilities of the Equity III and Equity Income Funds ("Acquired Funds") through a merger pursuant to a plan of reorganization approved by the Board of Trustees and shareholders of the Acquired Funds. The following is a summary of shares outstanding, net assets, net asset value per share, accumulated net realized gains/(losses) and unrealized appreciation/(depreciation) immediately before and after the reorganization:

                                                                   BEFORE REORGANIZATION                     AFTER REORGANIZATION
                                                 ---------------------------------------------------------   --------------------
                                                    EQUITY III         EQUITY INCOME       SELECT VALUE          SELECT VALUE
                                                 -----------------   -----------------   -----------------   --------------------
      Class C
      Shares                                                                   148,454             571,581            1,094,864
      Net assets                                                             4,582,775           5,008,191            9,592,147
      Net asset value                                                            30.87                8.76                 8.76
      Unrealized appreciation/(depreciation)                                   341,915             374,200              716,116
      Accumulated net realized gains/(losses)                                 (409,483)           (438,410)            (847,893)
      Class E
      Shares                                                24,033              23,451             714,334              858,356
      Net assets                                           539,059             734,019           6,313,951            7,587,107
      Net asset value                                        22.43               31.30                8.84                 8.84
      Unrealized appreciation/(depreciation)            (1,049,129)            (48,393)            509,308             (588,214)
      Accumulated net realized gains/(losses)             (798,660)           (249,227)           (761,304)          (1,809,191)
      Class I
      Shares                                             1,719,738                               3,989,041            8,365,779
      Net assets                                        38,573,717                              35,318,173           74,052,307
      Net asset value                                        22.43                                    8.85                 8.85
      Unrealized appreciation/(depreciation)             6,546,439                               2,785,411            9,331,850
      Accumulated net realized gains/(losses)           (6,324,374)                             (8,461,546)         (14,785,920)
      Class S
      Shares                                                                 2,014,343           7,017,334           14,147,112
      Net assets                                                            62,787,078          62,011,137          125,038,375
      Net asset value                                                            31.17                8.84                 8.84
      Unrealized appreciation/(depreciation)                                 8,785,579           4,776,075           13,561,654
      Accumulated net realized gains/(losses)                              (15,651,572)         (7,570,024)         (23,221,596)

                                              Notes to Financial Statements  221

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Frank Russell Investment Company:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Equity I Fund, Equity II Fund, Equity Q Fund, International Fund, Fixed Income I Fund, Fixed Income III Fund, Emerging Markets Fund, Real Estate Securities Fund, Short Duration Bond Fund (formerly Short Term Bond Fund), Select Growth Fund and Select Value Fund (eleven of the portfolios constituting Frank Russell Investment Company, hereafter collectively referred to as the "Funds") at October 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian, brokers and transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Seattle, Washington
December 22, 2004

 222  Report of Independent Registered Public Accounting Firm

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

TAX INFORMATION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

For the tax year ended October 31, 2004, the Funds hereby designate 100% or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Form 1099 you receive in January 2005 will show the tax status of all distributions paid to your account in calendar year 2004.

Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as long-term capital gain dividends for their taxable year ended October 31, 2004:

                                TOTAL 15%         TOTAL 20%
                                LONG-TERM         LONG-TERM
                              CAPITAL GAINS     CAPITAL GAINS
                              --------------    --------------
Fixed Income I                $   17,248,460    $    4,861,157
Fixed Income III              $    1,212,274           317,976
Real Estate Securities               212,594                 0

Please consult a tax advisor for any questions about federal or state income tax laws.

The Emerging Markets Fund and International Fund paid foreign taxes of $3,223,852 and $3,394,598 and recognized $12,325,145 and $29,426,433 of foreign source income, respectively, during the taxable year ended October 31, 2004. Pursuant to Section 853 of the Internal Revenue Code, the Emerging Markets Fund and International Fund designates $0.0713 and $0.0827 per share of foreign taxes paid and $0.2727 and $0.7172 of gross income earned from foreign sources, respectively, in the taxable year ended October 31, 2004.

                                                            Tax Information  223

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

SHAREHOLDER REQUESTS FOR OTHER INFORMATION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Fund's website at www.russell.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

The Funds will file their complete schedule of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Fund at (800) 786-7354, (ii) on the Fund's website at www.russell.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov., and (iv) the Securities and Exchange Commission's public reference room.

 224  Shareholder Requests for Other Information

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 30 funds, and Russell Investment Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers.

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES AND INTERESTED TRUSTEE EMERITUS
----------------------------------------------------------------------------------------------------------------------------
 *George F. Russell,  Trustee Emeritus  Until            - Director Emeritus, FRC              35         None
  Jr.,                and Chairman      resignation or   - Chairman Emeritus, FRIC and
  Born July 3, 1932   Emeritus since    removal            RIF
                      1999                               - Chairman Emeritus, Frank
  909 A Street                                             Russell Securities, Inc.
  Tacoma, Washington                                     - Chairman Emeritus, Russell
  98402-1616                                               20/20 Association
                                                         - Chairman Emeritus, Frank
                                                           Russell Trust Company
                                                         - Director Emeritus FRIMCo
                                                         - Chairman of Sunshine
                                                           Management Services, LLC
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 *Lynn L. Anderson,   Trustee since     Appointed until  - Vice Chairman, FRC                  35         - Trustee, The
  Born April 22,      1987              successor is     - Chairman of the Board,                           SsgA Funds
  1939                                  duly elected       Trustee, FRIC and RIF                            (investment
                      Chairman of the   and qualified    - CEO and Chairman of the                          company)
  909 A Street        Board since 1999                     Board, Russell Fund
  Tacoma, Washington                    Until successor    Distributors, Inc. and
  98402-1616                            is chosen and      FRIMCo
                                        qualified by     - Trustee, President and
                                        trustees           Chairman of the Board, SsgA
                                                           Funds (investment company)
                                                         - Director, Chairman of the
                                                           Board, Frank Russell Trust
                                                           Company
                                                         - Director, Frank Russell
                                                           Investments (Ireland)
                                                           Limited and Frank Russell
                                                           Investments (Cayman) Ltd.
                                                         - Until October, 2002,
                                                           President and CEO, FRIC and
                                                           RIF
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 *Michael J.A.        Trustee Since     Appointed until  - 1990-2003, President, FRC,          35         None
  Phillips,           2002              successor is     - 1993-2003, CEO, FRC
  Born January 20,                      duly elected     - Chairman of the Board and
  1948                                  and qualified.     Director, FRC
                                                         - Trustee, FRIC and RIF
  909 A Street                                           - Director, FRTC and Frank
  Tacoma, Washington                                       Russell Capital Inc.
  98402-1616                                             - Director/Chairman, Frank
                                                           Russell Investments
                                                           (Delaware), Inc.
                                                         - Director, Chairman of The
                                                           Board and President, Russell
                                                           20/20 Association
                                                         - Director, Frank Russell
                                                           Company Pty. Limited, Frank
                                                           Russell Japan Co., Ltd.,
                                                           Frank Russell Investments
                                                           (Suisse), S.A., and Frank
                                                           Russell Company Limited
----------------------------------------------------------------------------------------------------------------------------



* Each of Messrs. Russell, Anderson and Phillips is also an officer of an affiliate of FRIC and RIF and is therefore an interested trustee.

                             Disclosure of Information about Fund Directors  225

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES AND INDEPENDENT TRUSTEES EMERITUS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Paul E. Anderson,    Trustee since     Appointed until  - 1996 to present, President,         35         None
 Born October 15,     1984              successor is       Anderson Management Group
 1931                                   duly elected       LLC (private investments
                                        and qualified      consulting)
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul Anton, Ph.D.,   Trustee Emeritus  Five year term   - Retired since 1997                  35         None
 Born December 1,     since 2003                         - Trustee of FRIC and RIF
 1919                                                      Until 2002
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 William E. Baxter,   Trustee Emeritus  Five year term   - Retired since 1986                  35         None
 Born June 8, 1925    since 2004                         - Trustee of FRIC and RIF
                                                           Until 2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Kristianne Blake,    Trustee since     Appointed until  - President, Kristianne Gates         35         - Trustee WM Group
 Born January 22,     2000              successor is       Blake, P.S. (accounting                          of Funds
 1954                                   duly elected       services)                                        (investment
                                        and qualified                                                       company);
 909 A Street                                                                                             - Director, Avista
 Tacoma, Washington                                                                                         Corp
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Daniel P. Connealy   Trustee since     Appointed until  - 2004, Senior Vice President         35         - Director, Gold
 Born June 6, 1946    2003              successor is       and Chief Financial Officer,                     Banc
                                        duly elected       Waddell & Reed Financial,                        Corporation,
 909 A Street                           and qualified      Inc.                                             Inc.
 Tacoma, Washington                                      - 2001-2003, Vice President
 98402-1616                                                and Chief Financial Officer,
                                                           Janus Capital Group Inc.
                                                         - 1979-2001, Audit and
                                                           Accounting Partner,
                                                           PricewaterhouseCoopers LLP
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Jonathan Fine        Trustee since     Appointed until  - President and Chief                 35         None
 Born July 8, 1954    2004              successor is       Executive Officer, United
                                        duly elected       Way of King County, WA
 909 A Street                           and qualified    - 1996-2000, Chief Executive
 Tacoma, Washington                                        Officer, Seattle/King County
 98402-1616                                                Chapter of the American Red
                                                           Cross
----------------------------------------------------------------------------------------------------------------------------

 226  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES AND INDEPENDENT TRUSTEES EMERITUS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Lee C. Gingrich,     Trustee since     Appointed until  - Retired since 1995                  35         None
 Born October 6,      1984              successor is
 1930                                   duly elected
                                        and qualified
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Eleanor W. Palmer,   Trustee Emeritus  Five year term   - Retired since 1981                  35         None
 Born May 5, 1926     since 2004                         - Trustee of FRIC and RIF
                                                           Until 2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Raymond P.           Trustee since     Appointed until  - Currently, President,               35         None
 Tennison, Jr.        2000              successor is       Simpson Investment Company
 Born December 21,                      duly elected       and several additional
 1955                                   and qualified      subsidiary companies,
                                                           including Simpson Timber
 909 A Street                                              Company, Simpson Paper
 Tacoma, Washington                                        Company and Simpson Tacoma
 98402-1616                                                Kraft Company
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Julie W. Weston,     Trustee since     Appointed until  - Retired since 2000                  35         None
 Born October 2,      2002              successor is     - 1987 to 2000, Arbitrator,
 1943                                   duly elected       The American Arbitration
                                        and qualified      Association Commercial Panel
                                                         - 1995 to 1999, Hearing
                                                           Officer, University of
                                                           Washington
                                                         - 1987 to 2002, Director,
                                                           Smith Barney Fundamental
                                                           Value Fund
----------------------------------------------------------------------------------------------------------------------------

                             Disclosure of Information about Fund Directors  227

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                with Fund and         Term                        Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
 J. David Greenwald             Chief Compliance  Until successor  - Chief Compliance Officer, FRIC
 Born September 24, 1957        Officer since     is chosen and    - Chief Compliance Officer, RIF
 909 A Street                   2004              qualified by     - Chief Compliance Officer, FRIMCo
 Tacoma, Washington                               Trustees         - 2003-2004 Vice President and Head of Fund Compliance,
 98402-1616                                                          ING Funds LLC
                                                                   - 1996-2003 Director of Mutual Fund Compliance and
                                                                     Operations, American Skandia, Inc
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Leonard P. Brennan,            President and     Until successor  - President and CEO, FRIC
 Born October 11, 1959          Chief Executive   is chosen and    - President and CEO, RIF
                                Officer since     qualified by     - Director, Russell Fund Distributors, Inc., Frank
 909 A Street                   2002              Trustees           Russell Company, S.A., Frank Russell Investments
 Tacoma, Washington                                                  (Singapore) Private Limited and Frank Russell
 98402-1616                                                          Investments (UK) Limited
                                                                   - Director, President and CEO, FRIMCo
                                                                   - Director and COO, Frank Russell Company Limited and
                                                                     Russell Systems Limited
                                                                   - President, Russell Insurance Agency, Inc.
                                                                   - 1995 to present, Managing Director of International
                                                                     Operations of FRC
                                                                   - 1995-2003 Managing Director, Europe, Africa and
                                                                     Middle East
                                                                   - 1998-2003 Managing Director, International
                                                                     Operations, FRC
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark E. Swanson,               Treasurer and     Until successor  - Treasurer and Chief Accounting Officer, FRIC and RIF
 Born November 26, 1963         Chief Accounting  is chosen and      1998 to present,
                                Officer since     qualified by     - Director, Funds Administration, FRIMCo and Frank
 909 A Street                   1998              Trustees           Russell Trust Company
 Tacoma, Washington                                                - Treasurer, SsgA Funds (investment company);
 98402-1616                                                        - Manager, Funds Accounting and Taxes, Russell Fund
                                                                     Distributors, Inc.
                                                                   - April 1996 to August 1998, Assistant Treasurer, FRIC
                                                                     and RIF; November 1995 to July 1998, Assistant
                                                                     Secretary, SsgA Funds; February 1997 to July 1998,
                                                                     Manager, Funds Accounting and Taxes, FRIMCo
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Randall P. Lert,               Director of       Until removed    - Director of Investments, FRIC and RIF
 Born October 3, 1953           Investments       by Trustees      - Chief Portfolio Strategist, FRIMCo
                                since 1991                         - Chief Investment Officer, Frank Russell Trust Company
 909 A Street                                                      - Director, FRIMCo and Russell Fund Distributors, Inc.
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Karl J. Ege,                   Secretary and     Until removed    - Secretary and General Counsel, FRIC, RIF, FRIMCo,
 Born October 8, 1941           General Counsel   by Trustees        Frank Russell Trust Company and Russell Fund
                                since 1994                           Distributors, Inc.
 909 A Street                                                      - Director, Secretary and General Counsel, Frank
 Tacoma, Washington                                                  Russell Capital Inc.
 98402-1616                                                        - Director and Secretary, Russell 20-20 Association
--------------------------------------------------------------------------------------------------------------------------

 228  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                with Fund and         Term                        Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
 Mark D. Amberson,              Director of       Until removed    - Director of Short-Term Investment Funds, FRIC, RIF,
 Born July 20, 1960             Short-Term        by Trustees        FRIMCo and Frank Russell Trust Company
                                Investment Funds                   - From 1991 to 2001, Portfolio Manager, FRIC, RIF,
 909 A Street                   since 2001                           FRIMCo and Frank Russell Trust Company
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------

                             Disclosure of Information about Fund Directors  229

INSTITUTIONAL FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

--------------------------------------------------------------------------------

TRUSTEES
 Lynn L. Anderson, Chairman
 Paul E. Anderson
 Kristianne Blake
 Daniel P. Connealy
 Jonathan Fine
 Lee C. Gingrich
 Michael J.A. Phillips
 Raymond P. Tennison, Jr.
 Julie W. Weston

TRUSTEES EMERITUS
 George F. Russell, Jr.
 Paul Anton, PhD.
 William E. Baxter
 Eleanor W. Palmer

OFFICERS
 Lynn L. Anderson, Chairman of the Board
 Leonard P. Brennan, President and Chief Executive Officer
 David Greenwald, Chief Compliance Officer
 Karl J. Ege, Secretary
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Thomas F. Hanly, Chief Investment Officer
 Randall P. Lert, Director of Investments
 Mark D. Amberson, Director of Short Term Investment Funds
 Melodie B. Zakaluk, Director, U.S. Operations
 Gregory J. Lyons, Assistant Secretary
 Mary Beth Rhoden, Assistant Secretary
 Margaret A. Foster, Assistant Secretary
 David Craig, Assistant Treasurer
 Sean P. DeLaat, Assistant Treasurer

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CONSULTANT
 Frank Russell Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Allan Forbes Building
 150 Newport Avenue AFB35
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) 787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
 PricewaterhouseCoopers LLP
 1420 5th Avenue
 Suite 1900
 Seattle, WA 98101

MONEY MANAGERS

Equity I Fund
 Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, New York, NY Ark Asset Management Co., Inc., New York, NY
 Institutional Capital Corporation, Chicago, IL
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 Marsico Capital Management, LLC, Denver, CO
 MFS Institutional Advisors, Inc., Boston, MA
 Montag & Caldwell, Inc., Atlanta, GA
 Schneider Capital Management Corporation, Wayne, PA
 Suffolk Capital Management, LLC, New York, NY
 Turner Investment Partners, Inc., Berwyn, PA

Equity II Fund
 CapitalWorks Investment Partners, LLC, San Diego, CA
 David J. Greene and Company, LLC, New York, NY
 Delphi Management, Inc., Boston, MA
 Goldman Sachs Asset Management, L.P., New York, NY
 Gould Investment Partners LLC, Berwyn, PA
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 Roxbury Capital Management, LLC, Santa Monica, CA
 TimesSquare Capital Management, Inc., New York, NY

 230  Manager, Money Managers and Service Providers

INSTITUTIONAL FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

--------------------------------------------------------------------------------

Equity Q Fund

 Aronson + Johnson + Ortiz, LP, Philadelphia, PA
 Barclays Global Fund Advisors, San Francisco, CA
 Franklin Portfolio Associates, LLC, Boston, MA
 Jacobs Levy Equity Management, Inc., Florham Park, NJ

International Fund
 Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, New York, NY AQR Capital Management, LLC, New York, NY
 Axiom International Investors LLC, Greenwich, CT
 Capital International, Inc., Los Angeles, CA
 Fidelity Management & Research Company, Boston, MA
 Marvin & Palmer Associates, Inc., Wilmington, DE
 Mondrian Investment Partners Limited, London, England
 Oechsle International Advisors, LLC, Boston, MA
 The Boston Company Asset Management, LLC, Boston, MA

Emerging Markets Fund
 Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, New York, NY Arrowstreet Capital, Limited Partnership, Cambridge, MA
 Genesis Asset Managers, LLP, Guernsey, Channel Islands
 T. Rowe Price International, Inc., Baltimore, MD
 Wells Capital Management Inc., San Francisco, CA

Real Estate Securities Fund
 AEW Management and Advisors, L.P., Boston, MA
 INVESCO Institutional (N.A.), Inc., which acts as a money manager to the Fund through its INVESCO Real Estate division, Dallas, TX
 RREEF America L.L.C., Chicago, IL

Short Duration Bond Fund
 Merganser Capital Management L.P., Boston, MA
 Pacific Investment Management Company LLC, Newport Beach, CA
 STW Fixed Income Management, Carpinteria, CA

Fixed Income I Fund
 Bear Stearns Asset Management Inc., New York, NY
 Lincoln Capital Fixed Income Management Company, Chicago, IL
 Pacific Investment Management Company LLC, Newport Beach, CA

Fixed Income III Fund
 Bear Stearns Asset Management Inc., New York, NY
 Delaware Management Company, a series of Delaware Management Business Trust,
   Philadelphia, PA
 Morgan Stanley Investment Management Inc., West Conshohocken, PA
 Pacific Investment Management Company LLC, Newport Beach, CA

Select Growth Fund
 Ark Asset Management Co., Inc., New York, NY
 CapitalWorks Investment Partners, LLC, San Diego, CA
 Fuller & Thaler Asset Management, Inc., San Mateo, CA
 TCW Investment Management Company, Los Angeles, CA
 Turner Investment Partners, Inc., Berwyn, PA

Select Value Fund
 DePrince, Race & Zollo, Inc., Orlando, FL
 Iridian Asset Management LLC, Westport, CT
 MFS Institutional Advisors, Inc., Boston, MA
 Netols Asset Management, Inc., Mequon, WI
 Systematic Financial Management, L.P., Teaneck, NJ

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                              Manager, Money Managers and Service Providers  231

                      (This page intentionally left blank)

 (RUSSELL LOGO)


Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402
253-627-7001
800-787-7354
Fax: 253-591-3495
www.russell.com                                              36-08-020 (1 10/04)

RUSSELL FUNDS
                                                FRANK RUSSELL INVESTMENT COMPANY





2004 Annual Report

CLASS A AND B SHARES

RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND



OCTOBER 31, 2004



                                                                  (RUSSELL LOGO)

Frank Russell Investment Company

Frank Russell Investment Company is a "series mutual fund" with 30 different investment portfolios. These financial statements report on one Fund, which has distinct investment objectives and strategies.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

Frank Russell Company

Consultant to Frank Russell Investment Management Company.

                                  [Blank Page]

                        Frank Russell Investment Company

                 Russell Multi-Manager Principal Protected Fund

                                 Annual Report

                                October 31, 2004

                               Table of Contents

                                                                            Page
Letter to Our Clients................................................         3

Portfolio Management Discussion......................................         4

Shareholder Expense Example..........................................         7

Schedule of Investments..............................................         8

Notes to Schedule of Investments.....................................        11

Statement of Assets and Liabilities..................................        12

Statement of Operations..............................................        13

Statement of Changes in Net Assets...................................        14

Financial Highlights - Class A.......................................        15

Financial Highlights - Class B.......................................        16

Notes to Financial Statements........................................        17

Report of Independent Registered Public Accounting Firm..............        24

Tax Information......................................................        25

Shareholder Requests for Other Information...........................        26

Disclosure of Information about Fund Directors.......................        27

Manager, Money Managers and Service Providers........................        32

Frank Russell Investment Company - Russell Multi-Manager Principal Protected
Fund

Copyright (c) Frank Russell Company 2004. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. Performance is reported net of investment advisory fees but gross of investment services fees, descriptions of which can be obtained from the investment advisor. Investment services fees and other account expenses will reduce performance (e.g., an investment services fee of 0.2% of average managed assets will reduce a 10.0% return to 9.8%). The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

                                  [Blank Page]

TO OUR CLIENTS



Thank you for selecting Russell to help provide for your financial security. As you read Frank Russell Investment Company's 2004 Annual Report, we ask that you take this opportunity to review the value Russell's investment approach provides.

Today, as well as tomorrow, our approach remains consistent. We continue to maintain our long-term focus, strategic diversification, active management, and goal-oriented planning.

In 2005, and beyond, our commitment to you remains the same. Our mutual funds offer the Russell approach to investors of all types. Our purpose is to be one of the reasons that you and your family view the future with confidence.

Thank you for your continued support and for choosing Russell, GLOBAL LEADERS IN MULTI-MANAGER(TM) INVESTING.

                                                        Letter to Our Clients  3

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
(GRAPHIC)

                                                MULTI-MANAGER PRINCIPAL                           +                            ++
                                                  PROTECTED - CLASS A        RUSSELL 1000(R) INDEX+    LEHMAN 3-5 YEAR TREASURY++
                                                -----------------------      ----------------------    --------------------------
Inception*                                             10000.00                    10000.00                     10000.00
2003                                                   10317.00                    12132.00                     10229.00
2004                                                   10586.00                    13264.00                     10605.00

Multi-Manager Principal Protected Fund - Class A
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,261               2.61%
Inception              $      10,586               3.25%

Multi-Manager Principal Protected Fund - Class B
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,183               1.83%
Inception              $      10,448               2.50%

Russell 1000(R) Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,933               9.33%
Inception              $      13,264               7.00%

Lehman 3-5 Year Government Treasury Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/04               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,367               3.67%
Inception              $      10,605               2.73%

 4  Portfolio Management Discussion

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks some capital growth, while seeking to preserve principal.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDING OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2004, the Russell Multi-Manager Principal Protected Fund Class A and Class B shares gained 2.61% and 1.83%, respectively. This compared to the Russell 1000(R) Index, which gained 9.33%, and the Lehman 3-5 Year Government Treasury Index, which returned 3.67% during the same period. Class A and Class B performance is net of operating expenses of 2.10% and 2.85%, respectively. Index returns are unmanaged and do not include expenses of any kind.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MANAGERS.

Despite rising interest rates on Treasury bonds with a maturity date of five years and shorter, the Fund's bond exposure preserved capital and added incremental return through bond income. For the year, the bond portion of the Fund produced returns similar to those of the Lehman 3-5 Year Treasury Index.

In the U.S. equity markets, the best performing stocks were those which possessed one or more of the following characteristics: smaller capitalization, above-average dividend yield, below-average valuation, and low earnings growth. The market's preference for stocks with these characteristics detracted from Fund performance during the period as the equity portion of the Fund was primarily invested in stocks which were larger in market capitalization, paid below-average dividend yield, and had above-average earnings growth.

As oil prices rose dramatically during this period, the market favored stocks in the integrated oils and other energy sectors. Companies in the materials & processing and producer durables sectors benefited as well, as demand increased for their products both domestically and abroad, led by China. The Fund benefited from the money managers' positions in these types of stocks during the period.

Companies in the technology and health care sectors generally underperformed. In the technology sector, continued concern surrounding earnings prospects kept many companies from appreciating in market value this year. In the health care sector, growing questions regarding the regulatory environment, numerous drug patent expirations and product recalls, and fewer new pharmaceutical products negatively impacted stocks. The Fund's investment in these sectors detracted from Fund performance.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THEY ARE POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

The Fund's bond money manager maintained its exposure to the bond market throughout the period. The Fund's equity money managers increased their exposure to larger capitalization stocks later in the year, as they believed these stocks were undervalued relative to their smaller and medium capitalization peers. The Fund's equity money managers also tilted their portfolios toward companies with higher forecasted earnings growth and improving earnings estimates. The valuation characteristics of the equity portfolio moved to a small premium compared to the Russell 1000 Index. The Fund's equity portfolio was overweight in the other energy, materials & processing, and producer durables sectors, but underweight in the technology and financial services sectors. Overall, the companies held by the Fund were of higher quality due to their lower debt/equity and debt/capital ratios relative to the Russell 1000 Index.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MANAGER LINE-UP?

No changes were made in the Fund's structure or manager line-up in the fiscal year.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE MULTI-MANAGER FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

The bond portion of the Fund provided incremental return through generation of income. The Fund's equity portfolio added value primarily through strategic sector allocation. Overweights to energy, materials & processing, and producer durables sectors during the year, coupled with underweight positions in the technology and health care sectors, contributed positively to performance relative to the Russell 1000 Index.

Manager security selection detracted from performance during the year. Overall, security selection was below-average in the financial services and consumer discretionary sectors. Security selection was strongest in the health care, producer durables, and technology sectors.

Lord Abbett performed well and contributed positively to the Fund's return due to its value-based approach. Lord Abbett benefited from the market's focus on attractively valued companies with improving growth prospects.

MFS slightly trailed the benchmark. Although sector positioning was favorable, below-average stock selection in the financial services and consumer discretionary sectors more than offset positive results from sector positioning. MFS continued to follow its strategy of emphasizing what it believed to be high quality stocks with solid fundamentals expected to generate above-average earnings growth from sector positioning and which it believed were valued at a discount.

                                              Portfolio Management Discussion  5

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR STOCK/BOND SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

The market environment favored stocks over bonds. The Fund's bond portfolio faced a slight headwind in the midst of rising short-term interest rates. The investment environment for stocks during the period was favorable to value stocks, with specific emphasis on energy, interest-rate-sensitive and industrial cyclical stocks. A significant and sustained increase in oil and natural gas prices, coupled with uncertainty over the supply of oil, benefited energy stocks, while declining interest rates helped interest-rate-sensitive stocks. Positive earnings reports by several industrial companies benefiting from improving economic conditions resulted in strong performance for many of these types of companies.

A rising interest rate environment usually presents challenges for bond investors. For equities, the Fund's fully diversified strategy ensured that it was invested in a wide array of economic sectors, yet the equity money managers selectively placed strategic tilts into their portfolios which added value throughout the year relative to the Russell 1000 Index.

Money Managers as of October 31, 2004                                Styles


Lincoln Capital Fixed Income Management
   Company                                 Duration-Matched
Lord, Abbett & Co. LLC                     Value
MFS Institutional Advisors, Inc.           Market-Oriented

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of Frank Russell Investment Management Company (FRIMCo), or any other person in FRIMCo or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and FRIMCo disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for a Frank Russell Investment Company (FRIC) Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any FRIC Fund.

                              --------------------

* The Fund commenced operations on January 21, 2003. Index comparison began January 21, 2003. Class A returns exclude the effects of sales charges. If sales charges were included, the total return would have been lower.

++ The Russell 1000(R) Index includes the 1,000 largest companies in the Russell 3000(R) Index. The Russell 1000(R) Index represents the universe of stocks from which most active money managers typically select. The Russell 1000(R) Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

++++ The Lehman 3-5 Year Government Treasury Index contains US Treasury securities with a maturity from 3 up to (but not including) 5 years.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 6  Portfolio Management Discussion

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

SHAREHOLDER EXPENSE EXAMPLE -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING THE FUND'S EXPENSE EXAMPLE. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR THE FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS A                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $       990.55      $     1,014.44
Expenses Paid During
Period*                       $        10.51      $        10.63

* Expenses are equal to the Fund's annualized expense ratio of 2.10%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS B                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
May 1, 2004                   $     1,000.00      $     1,000.00
Ending Account Value
October 31, 2004              $       986.65      $     1,010.67
Expenses Paid During
  Period*                     $        14.23      $        14.40

* Expenses are equal to the Fund's annualized expense ratio of 2.85%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                  Shareholder Expense Example  7

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

SCHEDULE OF INVESTMENTS -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 25.9%
Auto and Transportation - 1.0%
Canadian National Railway Co.                           1,256              68
CSX Corp.                                               1,242              45
FedEx Corp.                                             1,070              97
Harley-Davidson, Inc.                                   2,490             143
Union Pacific Corp.                                     1,144              72
United Parcel Service, Inc. Class B                     4,550             360
                                                                 ------------
                                                                          785
                                                                 ------------

Consumer Discretionary - 3.1%
Accenture, Ltd. Class A (AE)                            4,080              99
Aramark Corp. Class B                                      60               1
Carnival Corp.                                          2,980             151
Clear Channel Communications, Inc.                      1,926              64
eBay, Inc. (AE)                                         1,330             130
Electronic Arts, Inc. (AE)                              1,400              63
Federated Department Stores                               326              16
Fox Entertainment Group, Inc. Class A (AE)              5,350             159
Gap, Inc. (The)                                         9,607             192
Gillette Co. (The)                                      1,248              52
Kimberly-Clark Corp.                                    2,248             134
Newell Rubbermaid, Inc.                                 1,716              37
Nike, Inc. Class B                                        661              54
Target Corp.                                            5,485             274
TJX Cos., Inc.                                          6,490             156
Tribune Co.                                             1,433              62
Viacom, Inc. Class B                                    6,345             232
Walt Disney Co.                                        11,910             300
Waste Management, Inc.                                  2,175              62
Yahoo!, Inc. (AE)                                       3,230             117
                                                                 ------------
                                                                        2,355
                                                                 ------------

Consumer Staples - 2.3%
Anheuser-Busch Cos., Inc. Class                         1,990              99
Clorox Co.                                                608              33
Coca-Cola Co. (The)                                       157               6
Colgate-Palmolive Co.                                   8,020             358
CVS Corp.                                               4,720             205
General Mills, Inc.                                     3,160             140
HJ Heinz Co.                                              826              30
Kellogg Co.                                             1,368              59
Kraft Foods, Inc. Class A                               3,828             128
Kroger Co. (The) (AE)                                   3,169              48

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
PepsiCo, Inc.                                           6,284             312
Procter & Gamble Co.                                    6,700             343
                                                                 ------------
                                                                        1,761
                                                                 ------------

Financial Services - 4.7%
American Express Co.                                    4,910             261
American International Group, Inc.                      4,334             263
Bank of America Corp.                                   8,102             363
Bank of New York Co., Inc. (The)                        2,582              84
Cigna Corp.                                               704              45
Citigroup, Inc.                                         5,686             252
Fiserv, Inc. (AE)                                       1,820              65
Freddie Mac                                             2,900             193
Golden West Financial Corp.                               670              78
Goldman Sachs Group, Inc.                               3,210             316
Hartford Financial Services Group, Inc.                 1,605              94
JPMorgan Chase & Co.                                   13,598             525
Legg Mason, Inc.                                        2,795             178
Marshall & Ilsley Corp.                                   822              34
MBNA Corp.                                                910              23
Mellon Financial Corp.                                  3,328              96
Merrill Lynch & Co., Inc.                               3,992             215
US Bancorp                                              1,158              33
Wachovia Corp.                                          1,126              55
Wells Fargo & Co.                                       7,560             451
                                                                 ------------
                                                                        3,624
                                                                 ------------

Health Care - 3.4%
Abbott Laboratories                                     3,810             162
Allergan, Inc.                                          1,160              83
Amgen, Inc. (AE)                                        2,940             167
Baxter International, Inc.                              7,074             218
Boston Scientific Corp. (AE)                            1,520              54
Bristol-Myers Squibb Co.                                1,032              24
Cardinal Health, Inc.                                   1,271              59
Eli Lilly & Co.                                         2,370             130
Genzyme Corp. (AE)                                      3,040             160
Guidant Corp.                                           2,972             198
HCA Inc.                                                2,900             107
Johnson & Johnson                                       9,110             532
Medtronic, Inc.                                         2,880             147
Merck & Co., Inc.                                       2,010              63
Novartis AG ADR                                         1,827              88
Pfizer, Inc.                                            1,917              55
Roche Holding AG ADR                                      760              77
Schering-Plough Corp.                                   3,986              72
Wyeth                                                   5,551             220
                                                                 ------------
                                                                        2,616
                                                                 ------------

 8  Schedule of Investments

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Integrated Oils - 1.2%
BP PLC ADR                                                188              11
ConocoPhillips                                          2,750             232
Exxon Mobil Corp.                                      12,599             620
Total SA ADR                                              700              73
                                                                 ------------
                                                                          936
                                                                 ------------

Materials and Processing - 1.8%
Alcoa, Inc.                                             2,715              88
Dow Chemical Co. (The)                                  4,120             185
EI Du Pont de Nemours & Co.                             6,240             268
International Paper Co.                                 3,589             138
Masco Corp.                                             3,600             123
Medimmune, Inc. (AE)                                      576              16
Monsanto Co.                                            3,341             143
Newmont Mining Corp.                                    1,547              74
Potash Corp. of Saskatchewan                              653              44
PPG Industries, Inc.                                    1,230              78
Praxair, Inc.                                           5,108             216
                                                                 ------------
                                                                        1,373
                                                                 ------------
Miscellaneous - 1.3%
Eaton Corp.                                             3,132             200
General Electric Co.                                   14,152             483
Honeywell International, Inc.                           1,110              37
Tyco International, Ltd.                                7,748             241
                                                                 ------------
                                                                          961
                                                                 ------------

Other Energy - 0.8%
Baker Hughes, Inc.                                      1,974              85
EOG Resources, Inc.                                       550              37
GlobalSantaFe Corp.                                       855              25
Halliburton Co.                                         5,470             203
Noble Corp. (AE)                                        3,630             166
Schlumberger, Ltd.                                      1,139              72
                                                                 ------------
                                                                          588
                                                                 ------------
Producer Durables - 2.2%
Caterpillar, Inc.                                       2,946             237
Deere & Co.                                             2,402             144
Emerson Electric Co.                                      720              46
Illinois Tool Works, Inc.                               1,587             146
Lexmark International, Inc. (AE)                        2,060             171
Lockheed Martin Corp.                                   4,920             271
Nortel Networks Corp. (AE)                              9,772              33
Parker Hannifin Corp.                                   1,017              72
Telefonaktiebolaget LM Ericsson ADR (AE)                1,300              38

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Teradyne, Inc. (AE)                                       841              14
United Technologies Corp.                               4,230             393
Xerox Corp. (AE)                                        5,784              85
                                                                 ------------
                                                                        1,650
                                                                 ------------

Technology - 2.7%
Amdocs, Ltd. (AE)                                       1,230              31
Analog Devices, Inc.                                    4,555             183
Apple Computer, Inc. (AE)                               4,799             252
Cisco Systems, Inc. (AE)                               16,240             312
Corning, Inc. (AE)                                      1,937              22
Dell, Inc. (AE)                                         8,840             310
EMC Corp. (AE)                                         19,184             247
Mercury Interactive Corp. (AE)                            900              39
Microsoft Corp.                                         3,051              85
Motorola, Inc.                                          7,743             134
Oracle Corp. (AE)                                      19,300             244
Red Hat, Inc. (AE)                                      2,400              31
Solectron Corp. (AE)                                   13,523              71
Veritas Software Corp. (AE)                             5,000             109
                                                                 ------------
                                                                        2,070
                                                                 ------------

Utilities - 1.4%
Comcast Corp. Class A (AE)                              4,810             142
Comcast Corp. Special Class A (AE)                      3,439             100
Dominion Resources, Inc.                                2,020             130
Entergy Corp.                                             670              44
Exelon Corp.                                            2,620             104
Progress Energy, Inc.                                     771              32
SBC Communications, Inc.                                2,625              66
Sprint Corp.                                            8,295             174
Verizon Communications, Inc.                            3,135             123
Vodafone Group PLC ADR                                  7,081             183
                                                                 ------------
                                                                        1,098
                                                                 ------------

TOTAL COMMON STOCKS
(cost $17,107)                                                         19,817
                                                                 ------------

                                                      Schedule of Investments  9

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- OCTOBER 31, 2004

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM DEBT OBLIGATIONS - 68.4%
United States Government Treasuries - 68.4%
United States Treasury STRIP Coupon Principal
   Only
   0.000% due 02/15/08                                 46,545          42,328
   0.000% due 05/15/08                                 11,120          10,011
                                                                 ------------
TOTAL LONG-TERM DEBT OBLIGATIONS
(cost $52,396)                                                         52,339
                                                                 ------------

SHORT-TERM INVESTMENTS - 3.9%
Frank Russell Investment Company
   Money Market Fund                                  230,000             230
Frank Russell Investment Company
   US Government Money Market                       2,366,000           2,366
United States Treasury Bill (c)(z)(sec.)
   1.870% due 12/09/04                                    380             379
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $2,975)                                                           2,975
                                                                 ------------

TOTAL INVESTMENTS - 98.2%
(identified cost $72,478)                                              75,131

OTHER ASSETS AND LIABILITIES,
NET - 1.8%                                                              1,405
                                                                 ------------

NET ASSETS - 100.0%                                                    76,536
                                                                 ============


-------------------------------------------------------------------------------
                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
Long Positions
S&P 500 Index
   expiration date 12/04 (3)                              848                4
United States Treasury 2 Year Notes
   expiration date 12/04 (3)                              635               --
United States Treasury 5 Year Notes
   expiration date 12/04 (8)                              891               (3)
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                    1
                                                                  ============

                                                       % OF
                                                        NET
PORTFOLIO SUMMARY (UNAUDITED)                         ASSETS
-----------------------------------------------------------------
Auto and Transportation                                       1.0
Consumer Discretionary                                        3.1
Consumer Staples                                              2.3
Financial Services                                            4.7
Health Care                                                   3.4
Integrated Oils                                               1.2
Materials and Processing                                      1.8
Miscellaneous                                                 1.3
Other Energy                                                  0.8
Producer Durables                                             2.2
Technology                                                    2.7
Utilities                                                     1.4
Long-Term Debt Obligations                                   68.4
Short-Term Investments                                        3.9
                                                  ---------------
Total Investments                                            98.2
Other Assets and Liabilities, Net                             1.8
                                                  ---------------

Net Assets                                                  100.0
                                                  ===============

See accompanying notes which are an integral part of the financial statements.

 10  Schedule of Investments

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO SCHEDULE OF INVESTMENTS -- OCTOBER 31, 2004

--------------------------------------------------------------------------------
FOOTNOTES:

(AE)  Nonincome-producing security.
(o)   Real Estate Investment Trust (REIT).
(sec.)Held as collateral in connection with futures contracts purchased (sold)
      or options written by the Fund.
(z)   Rate noted is yield-to-maturity from date of acquisition.
(c)   At amortized cost, which approximates market.
(A) This security has been valued by the Security Valuation Committee, delegated by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.

ABBREVIATIONS:

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
ADS - American Depositary Share
CMO - Collateralized Mortgage Obligation
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
FDIC - Federal Deposit Insurance Company
STRIP - Separate Trading of Registered Interest and Principal of Securities

                                            Notes to Schedule of Investments  11

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

STATEMENT OF ASSETS AND LIABILITIES -- OCTOBER 31, 2004

Amounts in thousands
--------------------------------------------------------------------------------

ASSETS
Investments at market (identified cost $72,478).....................................    $               75,131
Receivables:
   Dividends and interest...........................................................                        26
   Dividends from affiliated money market funds.....................................                         3
   Investments sold.................................................................                    44,138
   From Advisor.....................................................................                        19
   Daily variation margin on futures contracts......................................                         4
                                                                                        ----------------------
Total assets........................................................................                   119,321
                                                                                        ----------------------

LIABILITIES
Payables:
   Investments purchased....................................    $             42,573
   Fund shares redeemed.....................................                       1
   Accrued fees to affiliates...............................                     129
   Other accrued expenses...................................                      82
                                                                --------------------
Total liabilities...................................................................                    42,785
                                                                                        ----------------------

NET ASSETS..........................................................................    $               76,536
                                                                                        ======================

Net Assets Consist of:
Accumulated net realized gain (loss)................................................    $                  487
Unrealized appreciation (depreciation) on:
   Investments......................................................................                     2,653
   Futures contracts................................................................                         1
Shares of beneficial interest.......................................................                        74
Additional paid-in capital..........................................................                    73,321
                                                                                        ----------------------

NET ASSETS..........................................................................    $               76,536
                                                                                        ======================

NET ASSET VALUE, per share:
   Class A ($2,567,146 divided by 245,053 shares of $.01 par value shares of
     beneficial interest outstanding)...............................................    $                10.48
                                                                                        ======================
   Class B ($73,969,101 divided by 7,149,954 shares of $.01 par value shares of
     beneficial interest outstanding)...............................................    $                10.35
                                                                                        ======================

See accompanying notes which are an integral part of the financial statements.

 12  Statement of Assets and Liabilities

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

STATEMENT OF OPERATIONS -- FOR THE FISCAL YEAR ENDED OCTOBER 31, 2004

Amounts in thousands
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends........................................................................    $                  375
   Dividends from affiliated money market funds.....................................                        42
   Interest.........................................................................                     1,487
                                                                                        ----------------------
Total investment income.............................................................                     1,904

EXPENSES
   Advisory fees............................................    $                728
   Administrative fees......................................                      42
   Custodian fees...........................................                     103
   Distribution fees - Class B..............................                     601
   Transfer agent fees......................................                      94
   Professional fees........................................                      69
   Registration fees........................................                      39
   Shareholder servicing fees - Class A.....................                       7
   Shareholder servicing fees - Class B.....................                     201
   Trustees' fees...........................................                       3
   Insurance policy fees....................................                     623
   Printing fees............................................                       4
   Amortization of offering costs...........................                      25
   Miscellaneous............................................                       6
                                                                --------------------

   Expenses before reductions...............................                   2,545
   Expense reductions.......................................                    (202)
                                                                --------------------
Net expenses........................................................................                     2,343
                                                                                        ----------------------

Net investment income (loss)........................................................                      (439)
                                                                                        ----------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments..............................................                   1,022
   Futures contracts........................................                      (3)                    1,019
                                                                --------------------
Net change in unrealized appreciation (depreciation) on:
   Investments..............................................                   1,022
   Futures contracts........................................                     (47)                      975
                                                                --------------------    ----------------------
Net realized and unrealized gain (loss).............................................                     1,994
                                                                                        ----------------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS...............................    $                1,555
                                                                                        ======================

  See accompanying notes which are an integral part of the financial statements.

                                                     Statement of Operations  13

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

STATEMENT OF CHANGES IN NET ASSETS -- FOR THE FISCAL YEARS ENDED OCTOBER 31,

AMOUNTS IN THOUSANDS                                                    2004                    2003*
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income (loss).............................    $               (439)   $                 (291)
   Net realized gain (loss).................................                   1,019                     1,008
   Net change in unrealized appreciation (depreciation).....                     975                     1,679
                                                                --------------------    ----------------------
      Net increase (decrease) in net assets from
       operations...........................................                   1,555                     2,396
                                                                --------------------    ----------------------

DISTRIBUTIONS
   From net investment income
      Class A...............................................                      --                        (1)
   From net realized gain
      Class A...............................................                     (29)                       --
      Class B...............................................                    (801)                       --
                                                                --------------------    ----------------------

      Net decrease in net assets from distributions.........                    (830)                       (1)
                                                                --------------------    ----------------------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share
     transactions...........................................                 (13,785)                   87,201
                                                                --------------------    ----------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS.................                 (13,060)                   89,596

NET ASSETS
   Beginning of period......................................                  89,596                        --
                                                                --------------------    ----------------------
   End of period............................................    $             76,536    $               89,596
                                                                ====================    ======================

* For the period January 21, 2003 (commencement of operations) to October 31, 2003.

See accompanying notes which are an integral part of the financial statements.

 14  Statement of Changes in Net Assets

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

FINANCIAL HIGHLIGHTS - CLASS A

For a Share Outstanding Throughout each Period.

                                                                        FISCAL YEAR ENDED OCTOBER 31,
                                                                ----------------------------------------------
                                                                        2004                    2003*
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $              10.31    $                10.00
                                                                --------------------    ----------------------

INCOME FROM OPERATIONS
   Net investment income (loss) (a).........................                     .02                       .02
   Net realized and unrealized gain (loss)..................                     .17                       .29
                                                                --------------------    ----------------------
      Total income (loss) from operations...................                     .19                       .31
                                                                --------------------    ----------------------

DISTRIBUTIONS
   From net investment income (b)...........................                      --                        --
   From net realized gain...................................                    (.02)                       --
                                                                --------------------    ----------------------
      Total distributions...................................                    (.02)                       --
                                                                --------------------    ----------------------

NET ASSET VALUE, END OF PERIOD..............................    $              10.48    $                10.31
                                                                ====================    ======================

TOTAL RETURN (%) (c)(d).....................................                    2.61                      3.17

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands).................                   2,567                     3,521
   Ratios to average net assets (%) (e):
      Operating expenses, net (f)...........................                    2.10                      2.02
      Operating expenses, gross.............................                    2.34                      2.24
      Net investment income (loss)..........................                     .19                       .27

   Portfolio turnover rate (%) (c)..........................                   81.15                     38.14

* For the period January 21, 2003 (commencement of operations) to October 31, 2003.
(a)   Average month-end shares were used for this calculation.
(b)   Less than $.01 per share for the period ended October 31, 2003.
(c)   Periods less than one year are not annualized.
(d) Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
(e)   The ratios for periods less than one year are annualized.
(f) May include amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

  See accompanying notes which are an integral part of the financial statements.
                                                        Financial Highlights  15

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

FINANCIAL HIGHLIGHTS - CLASS B

For a Share Outstanding Throughout each Period.

                                                                        FISCAL YEAR ENDED OCTOBER 31,
                                                                ----------------------------------------------
                                                                        2004                    2003*
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $              10.26    $                10.00
                                                                --------------------    ----------------------

INCOME FROM OPERATIONS
   Net investment income (loss) (a).........................                    (.06)                     (.04)
   Net realized and unrealized gain (loss)..................                     .17                       .30
                                                                --------------------    ----------------------
      Total income (loss) from operations...................                     .11                       .26
                                                                --------------------    ----------------------

DISTRIBUTIONS
   From net investment income (b)...........................                      --                        --
   From net realized gain...................................                    (.02)                       --
                                                                --------------------    ----------------------
      Total distributions...................................                    (.02)                       --
                                                                --------------------    ----------------------

NET ASSET VALUE, END OF PERIOD..............................    $              10.35    $                10.26
                                                                ====================    ======================

TOTAL RETURN (%) (c)(d).....................................                    1.83                      2.60

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands).................                  73,969                    86,075
   Ratios to average net assets (%) (e):
      Operating expenses, net (f)...........................                    2.85                      2.79
      Operating expenses, gross.............................                    3.09                      3.01
      Net investment income (loss)..........................                    (.56)                     (.49)

   Portfolio turnover rate (%) (c)..........................                   81.15                     38.14

* For the period January 21, 2003 (commencement of operations) to October 31, 2003.
(a)   Average month-end shares were used for this calculation.
(b)   Less than $.01 per share for the period ended October 31, 2003.
(c)   Periods less than one year are not annualized.
(d) Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
(e)   The ratios for periods less than one year are annualized.
(f) May include amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

See accompanying notes which are an integral part of the financial statements.

 16  Financial Highlights

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2004

--------------------------------------------------------------------------------
1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 30 different investment portfolios referred to as "Funds." These financial statements report on one Fund, which has a distinct investment objective and strategy. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

   The Fund has an Offering Period, a Guarantee Period and a Post Guarantee Period. Shares of the Fund were offered during the Offering Period but are not offered during the Guarantee Period, except in connection with reinvestment of distributions and dividends. Shares of the Fund will be offered on a continuous basis during the Post Guarantee Period without the principal protection feature. During the Guarantee Period, the Fund seeks some capital growth, while seeking to preserve principal. As of October 31, 2004, the Fund's allocation to equity securities was approximately 30% and the Fund's allocation to fixed income securities was approximately 70% of total net assets. Provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed by a shareholder, the Fund guarantees that the amount distributed, if any, to each shareholder at the end of the Guarantee Period will be no less than the value of that shareholder's investment as of the inception of the Guarantee Period less certain expenses. Certain extraordinary expenses which are not covered by the Expense Limitation Agreement, such as litigation and other expenses not incurred in the ordinary course of the Fund's business, will reduce the Guarantee Amount. The Fund's Guarantee is backed by an unconditional and irrevocable financial guarantee from Ambac Assurance Corporation ("Ambac"), a financial guarantor and an operating subsidiary of Ambac Financial Group, Inc., pursuant to a financial guarantee insurance policy issued by Ambac for the benefit of the shareholders of the Fund. The Fund will pay to Ambac a fee equal to 0.75% per annum of the average daily net assets of the Fund during the Guarantee Period for providing the financial guarantee insurance policy. If the value of a shareholders account is less than the Guaranteed Amount on the Guarantee Maturity Date, the Fund will be unable to meet its obligations under the Guarantee. If the Fund is unable to meet its obligations under the Guarantee on the Guarantee Maturity Date, the insurance policy requires Ambac to pay the Fund an amount sufficient to ensure that all shareholders would be able to redeem their shares on the Guarantee Maturity Date for an amount equal to their respective Guaranteed Amounts on the Guarantee Maturity Date. During the Post Guarantee Period, which will commence immediately following the Guarantee Period, the Fund seeks long-term growth of capital through investments primarily in common stocks and other equity securities. The following table presents the time periods of the Fund's three phases:

   Offering Period                                01/21/03 - 02/27/03
   Guarantee Period                               03/03/03 - 03/03/08
   Post Guarantee Period Commencement             03/04/08

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of these financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Certain prior year information has been reformatted to conform to current year presentation.

   Security valuation

   United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the last reported pricing service price, on the primary exchange on which the security is traded.

   Equity securities traded over-the-counter are valued on the basis of the official closing price, or, lacking the official closing price, at the last sale price on the primary exchange on which the security is traded.

   Fixed-income securities listed and traded principally on any national securities exchange are valued at the evaluated bid price or, if there were no sales on that day, at the last reported bid price, on the primary exchange on which the security is traded.

                                               Notes to Financial Statements  17

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

   Over-the-counter fixed-income securities are valued on the basis of the evaluated bid. Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Accordingly, fixed-income securities may be valued using prices provided by a pricing service approved by the Board of Trustees when such prices are believed to reflect the market value of such securities.

   Exchange listed futures contracts are valued on a basis of the last quoted daily settlement prices established by the exchange on which they trade. If there were no sales, futures are valued at the last reported bid price.

   Investments in other mutual funds are valued at their net asset value per share, calculated at the close of business.

   The value of swap agreements is equal to the Fund's obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   Short-Term investments purchased by the Fund and maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

   The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

   Investment income

   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

   Federal income taxes

   Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income or excise tax provision was required for the Fund.

   Dividends and distributions to shareholders

   Income, dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends and capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investments for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in futures, wash sale deferrals, and certain securities sold at a loss.

   Expenses

   The Fund will pay its own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Fund. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

   Class Allocation

   The Fund offers the following classes of shares: Class A and Class B. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the

 18  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

   applicable sales charges, distribution fees and shareholder servicing fees. Class B Shares were purchased at net asset value without paying an initial sales charge. However, if a shareholder redeems his or her Class B Shares within five years of the purchase date, the shareholder will pay a deferred sales charge calculated as a percentage of NAV at time of purchase. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of Shares based upon the relative proportion of net assets of each class. Class B Shares, along with their pro rata reinvested dividend shares, automatically convert to Class A Shares eight years after purchase.

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment strategies.

   The Fund typically uses derivatives in three ways: cash equitization/monetization, hedging, and return enhancement. Cash equitization/monetization is a technique that may be used by the Fund through the use of options and futures to earn "market-like" returns with its excess and liquidity reserve cash balances. Hedging is used by the Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist the Fund in meeting its investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Options

   The Fund may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market.

   When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Fund's use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund's exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   Futures Contracts

   The Fund utilizes futures contracts to manage allocations between equity and fixed-income weightings. The face or contract amounts of these instruments reflect the extent of the Fund's exposure to market risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price

                                               Notes to Financial Statements  19

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

   indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

   Swap Agreements

   The Fund may enter into swap agreements as an additional equitization vehicle for uninvested cash balances held by the Fund or to effect investment transactions consistent with the Fund's investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

   Guarantees

   In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3. INVESTMENT TRANSACTIONS

   Securities

   During the period ended October 31, 2004, purchases and sales of investment securities (excluding US Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were $17,680,533 and $22,491,699, respectively. Purchases and sales of US Government and Agency obligations (excluding short-term instruments, options, futures and repurchase agreements) were $45,335,970 and $55,898,392, respectively. Under the Financial Guarantee Agreement with Ambac, the Fund has certain restrictions with respect to the type, weighting, and duration of securities for which it may enter into transactions.

   Securities Lending

   The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent, State Street Bank and Trust Company ("State Street"), in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. The collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. There were no outstanding securities on loan and no income was earned on securities lending as of October 31, 2004.

 20  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

4. RELATED PARTIES

   Advisor and Administrator

   FRIMCo advises and administers the Fund which is a series of the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company. Frank Russell Company researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of the Fund.

   The Fund is permitted to invest its cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Fund's objectives) in the Frank Russell Investment Company Money Market Fund and the Frank Russell US Government Money Market Fund (collectively the "Money Market Funds") (two of the Investment Portfolios of the Investment Company not presented herein). As of October 31, 2004, $230,000 of the Money Market Fund's net assets represents investments by this Fund and $1,456,189,115 represents the investments of other affiliated Funds not presented herein. As of October 31, 2004, $2,366,000 of the US Government Money Market Fund's net assets represents investment by this Fund.

   The advisory and administrative fees are based upon the average daily net assets of the Fund and the rate specified in the table below. The advisory and administrative fees are payable monthly and total $728,162 and $41,513, respectively, for the period ended October 31, 2004.

                                                    ANNUAL RATE
                                             ADVISOR       ADMINISTRATOR
   ----------------------------------------------------------------------
   Guarantee Period                            0.88%            0.05%
   Post Guarantee Period                       0.88             0.05

   Pursuant to an expense limitation agreement (the "Expense Limitation Agreement") and subject to possible reimbursement to the investment advisor within three years, the Fund's investment advisor has contractually agreed to waive, during the Guarantee Period ending March 3, 2008, up to the full amount of its 0.93% combined advisory and administrative fees and to reimburse the Fund to the extent that expenses for Class A and Class B Shares exceed 2.10% and 2.85%, respectively, of average net assets on an annualized basis. Certain expenses that are not covered by the Expense Limitation Agreement, such as extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, will reduce the Guaranteed Amount. The total amount of the waiver for the period ended October 31, 2004 was $201,841.

   To the extent fees are waived by the Advisor, the Fund may reimburse the Advisor for any reductions in the Fund's expenses during the three years following the reduction if such reimbursement is requested by the Advisor, if such reimbursement can be achieved within the specified expense limitation and if the Board of Trustees approves the reimbursement as not inconsistent with the best interest of the Fund. For the periods ended October 31, 2004 and October 31, 2003, the Advisor has not recouped waivers of $201,841 and $140,944, respectively. The Advisor waived a portion of its advisory fee for the Fund to provide the benefit of brokerage commission rebates from a non-affiliated broker in the amount of $40.

   Custodian

   The Fund has entered into arrangements with its Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period ended October 31, 2004, the Fund's custodian fees were reduced $83 under these arrangements.

   Analytic services

   Fees for analytic services provided to the Fund are paid or accrued to Russell/Mellon Analytical Services, an affiliate of the Investment Company. Russell/Mellon Analytical Services provides its TruVP System to the Fund, pursuant to a written Service Agreement. The TruVP System provides analytics used by the Advisor. During the period ended October 31, 2004, analytic services fees were $3,344. Effective June 1, 2004, the Funds discontinued paying Russell/Mellon Analytical Services for use of the TruVP System and FRIMCo has agreed to pay these fees going forward.

   Transfer agent

   The Investment Company has a contract with FRIMCo to provide transfer agent services to the Fund. Total fees for the Fund reported herein for the period ended October 31, 2004 were $93,782.

                                               Notes to Financial Statements  21

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

   Distributor and Shareholder Servicing

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of FRIMCo, or any Selling Agents, as defined in the Plan, for sales support services provided and related expenses incurred which were primarily intended to result in the sale of the Class B Shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.75% of the average daily net assets of a Fund's Class B Shares on an annual basis.

   In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Fund may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class A and Class B Shares of the Fund. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class A and Class B Shares on an annual basis.

   Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Shares of the Fund may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed at the class level on each of the Class A Shares and the Class B Shares of the Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class A and Class B Shares may pay more than the economic equivalent of the maximum sales charges permitted by the NASD.

   Accrued fees payable to affiliates as of October 31, 2004 were as follows:

                                                  MULTI-MANAGER
                                               PRINCIPAL PROTECTED
   ---------------------------------------------------------------
   Advisory fees                                $         58,038
   Administration fees                                     3,295
   Distribution fees                                      47,781
   Shareholder servicing fees                             16,477
   Transfer agent fees                                     3,535
                                                ----------------
                                                $        129,126
                                                ================

   Brokerage commissions

   The Fund may effect portfolio transactions through Frank Russell Securities, Inc., an affiliate of the Advisor, when a money manager determines that the Fund will receive competitive execution, price, and commissions. The amount retained by Frank Russell Securities, Inc. for the period ended October 31, 2004 was $770. Additionally, the Fund paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Advisor.

   Board of Trustees

   The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 30 Funds, and Russell Investment Funds ("RIF"), which has 5 Funds. Each of the Trustees is a Trustee for both FRIC and RIF. The Russell Fund Complex pays each of its Trustees not affiliated with FRIMCo a retainer of $52,000 per year, $5,000 for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each Joint Audit Committee meeting or Nominating and Governance Committee meeting attended in person. The Trustee will receive a $500 fee for attending the meetings by phone instead of receiving the full fee had the member attended in person. Out of pocket expenses are also paid by the Russell Fund Complex. The Lead Trustee is paid a fee of $10,000 per year, and each Committee Chair is paid a fee of $6,000 per year.

 22  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2004

--------------------------------------------------------------------------------

5. FEDERAL INCOME TAXES

   At October 31, 2004, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

   Cost of Investments                         $     72,588,732
                                               ================
   Unrealized Appreciation                     $      2,921,680
   Unrealized Depreciation                             (379,474)
                                               ================
   Net Unrealized Appreciation (Depreciation)  $      2,542,206
                                               ================
   Undistributed Long-Term Capital Gains
      (Capital Loss Carryforward)              $        598,921
   Tax Composition of Distributions:
   Ordinary Income                             $        644,826
   Long-Term Capital Gains                     $        185,610

6. FUND SHARE TRANSACTIONS (amounts in thousands)

   Share transactions for the period ended October 31, 2004 and the period January 21, 2003 (commencement of operations) to October 31, 2003 were as follows:

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
   RUSSELL MULTI-MANAGER PRINCIPAL                      2004                2003                2004                2003
   PROTECTED FUND                                 -----------------   -----------------   -----------------   -----------------
      Class A
      Proceeds from shares sold                                  --                 487   $              --   $           4,871
      Proceeds from reinvestment of
         distributions                                            3                  --                  28                   1
      Payments for shares redeemed                              (99)               (146)             (1,028)             (1,477)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   (96)                341              (1,000)              3,395
                                                  -----------------   -----------------   -----------------   -----------------
      Class B
      Proceeds from shares sold                                  --               8,794                  --              87,942
      Proceeds from reinvestment of
         distributions                                           73                  --                 753                  --
      Payments for shares redeemed                           (1,312)               (405)            (13,538)             (4,136)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                (1,239)              8,389             (12,785)             83,806
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                              (1,335)              8,730   $         (13,785)  $          87,201
                                                  =================   =================   =================   =================

7. BENEFICIAL INTEREST

   As of October 31, 2004, the Fund had no shareholders with shares of beneficial interest of greater than 10% of the total outstanding shares.

8. DIVIDENDS

   On December 16, 2004, the Fund declared the following dividends from net investment income and capital gains, respectively, payable on December 21, 2004 to shareholders on record December 17, 2004

                                                                 NET INVESTMENT     SHORT-TERM       LONG-TERM
                              FUNDS                                  INCOME       CAPITAL GAINS    CAPITAL GAINS
   --------------------------------------------------------------------------------------------------------------
   Russell Multi-Manager Principal Protected Fund -- Class A     $           --   $           --   $       0.0837
   Russell Multi-Manager Principal Protected Fund -- Class B                 --               --           0.0837

                                               Notes to Financial Statements  23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Frank Russell Investment Company:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Russell Multi-Manager Principal Protected Fund (one of the portfolios constituting Frank Russell Investment Company, hereafter referred to as the "Fund") at October 31, 2004, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period January 21, 2003 (commencement of operations) through October 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian, brokers, and transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Seattle, Washington
December 22, 2004

 24  Report of Independent Registered Public Accounting Firm

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

TAX INFORMATION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
For the year ended October 31, 2004, the Funds hereby designate 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Form 1099 you receive in January 2005 will show the tax status of all distributions paid to your account in calendar 2004.

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates the following amount as long-term capital gain dividends for its taxable year ended October 31, 2004:

                                           TOTAL LONG-TERM
                                            CAPITAL GAINS
                                         -------------------
Multi-Manager Principal Protected        $           185,610

                                                             Tax Information  25

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

SHAREHOLDER REQUESTS FOR OTHER INFORMATION -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Fund's website at www.russell.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

The Fund will file its complete schedule of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available (i) without charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Fund's website at www.Russell.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, and (iv) the Securities and Exchange Commission's public reference room.

Ambac Assurance Corporation, a Wisconsin domiciled stock insurance company (the "Insurer"), serves as the financial guarantor to the Fund pursuant to a written agreement with Frank Russell Investment Management Company (the "Adviser"), Salomon Smith Barney Inc. (the "Calculation Agent"), and Frank Russell Investment Company (the "Trust"). Ambac will issue to the Trust, for the benefit of the shareholders of the Fund, a financial guarantee insurance policy to insure the Fund's guarantee that, on the Guarantee Maturity Date, shares of the Fund of any Class of Shares may be redeemed for an amount no less than the Guarantee per Share for that Class of Shares. Ambac's most recent audited financial statements as well as their most recent 10Q and 10k filings, may be obtained by contacting the Securities and Exchange Commission's website at www.sec.gov.

 26  Shareholder Requests for Other Information

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 30 funds, and Russell Investment Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers.

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES AND INTERESTED TRUSTEE EMERITUS
----------------------------------------------------------------------------------------------------------------------------
 *George F. Russell,  Trustee Emeritus  Until            - Director Emeritus, FRC              35         None
  Jr.,                and Chairman      resignation or   - Chairman Emeritus, FRIC and
  Born July 3, 1932   Emeritus since    removal            RIF
                      1999                               - Chairman Emeritus, Frank
  909 A Street                                             Russell Securities, Inc.
  Tacoma, Washington                                     - Chairman Emeritus, Russell
  98402-1616                                               20/20 Association
                                                         - Chairman Emeritus, Frank
                                                           Russell Trust Company
                                                         - Director Emeritus FRIMCo
                                                         - Chairman of Sunshine
                                                           Management Services, LLC
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 *Lynn L. Anderson,   Trustee since     Appointed until  - Vice Chairman, FRC                  35         - Trustee, The
  Born April 22,      1987              successor is     - Chairman of the Board,                           SsgA Funds
  1939                                  duly elected       Trustee, FRIC and RIF                            (investment
                      Chairman of the   and qualified    - CEO and Chairman of the                          company)
  909 A Street        Board since 1999                     Board, Russell Fund
  Tacoma, Washington                    Until successor    Distributors, Inc. and
  98402-1616                            is chosen and      FRIMCo
                                        qualified by     - Trustee, President and
                                        trustees           Chairman of the Board, SsgA
                                                           Funds (investment company)
                                                         - Director, Chairman of the
                                                           Board, Frank Russell Trust
                                                           Company
                                                         - Director, Frank Russell
                                                           Investments (Ireland)
                                                           Limited and Frank Russell
                                                           Investments (Cayman) Ltd.
                                                         - Until October, 2002,
                                                           President and CEO, FRIC and
                                                           RIF
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 *Michael J.A.        Trustee Since     Appointed until  - 1990-2003, President, FRC,          35         None
  Phillips,           2002              successor is     - 1993-2003, CEO, FRC
  Born January 20,                      duly elected     - Chairman of the Board and
  1948                                  and qualified.     Director, FRC
                                                         - Trustee, FRIC and RIF
  909 A Street                                           - Director, FRTC and Frank
  Tacoma, Washington                                       Russell Capital Inc.
  98402-1616                                             - Director/Chairman, Frank
                                                           Russell Investments
                                                           (Delaware), Inc.
                                                         - Director, Chairman of The
                                                           Board and President, Russell
                                                           20/20 Association
                                                         - Director, Frank Russell
                                                           Company Pty. Limited, Frank
                                                           Russell Japan Co., Ltd.,
                                                           Frank Russell Investments
                                                           (Suisse), S.A., and Frank
                                                           Russell Company Limited
----------------------------------------------------------------------------------------------------------------------------



* Each of Messrs. Russell, Anderson and Phillips is also an officer of an affiliate of FRIC and RIF and is therefore an interested trustee.

                              Disclosure of Information about Fund Directors  27

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES AND INDEPENDENT TRUSTEES EMERITUS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Paul E. Anderson,    Trustee since     Appointed until  - 1996 to present, President,         35         None
 Born October 15,     1984              successor is       Anderson Management Group
 1931                                   duly elected       LLC (private investments
                                        and qualified      consulting)
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul Anton, Ph.D.,   Trustee Emeritus  Five year term   - Retired since 1997                  35         None
 Born December 1,     since 2003                         - Trustee of FRIC and RIF
 1919                                                      Until 2002

 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 William E. Baxter,   Trustee Emeritus  Five year term   - Retired since 1986                  35         None
 Born June 8, 1925    since 2004                         - Trustee of FRIC and RIF
                                                           Until 2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Kristianne Blake,    Trustee since     Appointed until  - President, Kristianne Gates         35         - Trustee WM Group
 Born January 22,     2000              successor is       Blake, P.S. (accounting                          of Funds
 1954                                   duly elected       services)                                        (investment
                                        and qualified                                                       company);
 909 A Street                                                                                             - Director, Avista
 Tacoma, Washington                                                                                         Corp
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Daniel P. Connealy   Trustee since     Appointed until  - 2004, Senior Vice President         35         - Director, Gold
 Born June 6, 1946    2003              successor is       and Chief Financial Officer,                     Banc
                                        duly elected       Waddell & Reed Financial,                        Corporation,
 909 A Street                           and qualified      Inc.                                             Inc.
 Tacoma, Washington                                      - 2001-2003, Vice President
 98402-1616                                                and Chief Financial Officer,
                                                           Janus Capital Group Inc.
                                                         - 1979-2001, Audit and
                                                           Accounting Partner,
                                                           PricewaterhouseCoopers LLP
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Jonathan Fine        Trustee since     Appointed until  - President and Chief                 35         None
 Born July 8, 1954    2004              successor is       Executive Officer, United
                                        duly elected       Way of King County, WA
 909 A Street                           and qualified    - 1996-2000, Chief Executive
 Tacoma, Washington                                        Officer, Seattle/King County
 98402-1616                                                Chapter of the American Red
                                                           Cross
----------------------------------------------------------------------------------------------------------------------------

 28  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES AND INDEPENDENT TRUSTEES EMERITUS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Lee C. Gingrich,     Trustee since     Appointed until  - Retired since 1995                  35         None
 Born October 6,      1984              successor is
 1930                                   duly elected
                                        and qualified
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Eleanor W. Palmer,   Trustee Emeritus  Five year term   - Retired since 1981                  35         None
 Born May 5, 1926     since 2004                         - Trustee of FRIC and RIF
                                                           Until 2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Raymond P.           Trustee since     Appointed until  - Currently, President,               35         None
 Tennison, Jr.        2000              successor is       Simpson Investment Company
 Born December 21,                      duly elected       and several additional
 1955                                   and qualified      subsidiary companies,
                                                           including Simpson Timber
 909 A Street                                              Company, Simpson Paper
 Tacoma, Washington                                        Company and Simpson Tacoma
 98402-1616                                                Kraft Company
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Julie W. Weston,     Trustee since     Appointed until  - Retired since 2000                  35         None
 Born October 2,      2002              successor is     - 1987 to 2000, Arbitrator,
 1943                                   duly elected       The American Arbitration
                                        and qualified      Association Commercial Panel
                                                         - 1995 to 1999, Hearing
                                                           Officer, University of
                                                           Washington
                                                         - 1987 to 2002, Director,
                                                           Smith Barney Fundamental
                                                           Value Fund
----------------------------------------------------------------------------------------------------------------------------

                              Disclosure of Information about Fund Directors  29

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                with Fund and         Term                        Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
 J. David Greenwald             Chief Compliance  Until successor  - Chief Compliance Officer, FRIC
 Born September 24, 1957        Officer since     is chosen and    - Chief Compliance Officer, RIF
                                2004              qualified by     - Chief Compliance Officer, FRIMCo
 909 A Street                                     Trustees         - 2003-2004 Vice President and Head of Fund Compliance,
 Tacoma, Washington                                                  ING Funds LLC
 98402-1616                                                        - 1996-2003 Director of Mutual Fund Compliance and
                                                                     Operations, American Skandia, Inc
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Leonard P. Brennan,            President and     Until successor  - President and CEO, FRIC
 Born October 11, 1959          Chief Executive   is chosen and    - President and CEO, RIF
                                Officer since     qualified by     - Director, Russell Fund Distributors, Inc., Frank
 909 A Street                   2002              Trustees           Russell Company, S.A., Frank Russell Investments
 Tacoma, Washington                                                  (Singapore) Private Limited and Frank Russell
 98402-1616                                                          Investments (UK) Limited
                                                                   - Director, President and CEO, FRIMCo
                                                                   - Director and COO, Frank Russell Company Limited and
                                                                     Russell Systems Limited
                                                                   - President, Russell Insurance Agency, Inc.
                                                                   - 1995 to present, Managing Director of International
                                                                     Operations of FRC
                                                                   - 1995-2003 Managing Director, Europe, Africa and
                                                                     Middle East
                                                                   - 1998-2003 Managing Director, International
                                                                     Operations, FRC
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark E. Swanson,               Treasurer and     Until successor  - Treasurer and Chief Accounting Officer, FRIC and RIF
 Born November 26, 1963         Chief Accounting  is chosen and      1998 to present,
                                Officer since     qualified by     - Director, Funds Administration, FRIMCo and Frank
 909 A Street                   1998              Trustees           Russell Trust Company
 Tacoma, Washington                                                - Treasurer, SsgA Funds (investment company);
 98402-1616                                                        - Manager, Funds Accounting and Taxes, Russell Fund
                                                                     Distributors, Inc.
                                                                   - April 1996 to August 1998, Assistant Treasurer, FRIC
                                                                     and RIF; November 1995 to July 1998, Assistant
                                                                     Secretary, SsgA Funds; February 1997 to July 1998,
                                                                     Manager, Funds Accounting and Taxes, FRIMCo
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Randall P. Lert,               Director of       Until removed    - Director of Investments, FRIC and RIF
 Born October 3, 1953           Investments       by Trustees      - Chief Portfolio Strategist, FRIMCo
                                since 1991                         - Chief Investment Officer, Frank Russell Trust Company
 909 A Street                                                      - Director, FRIMCo and Russell Fund Distributors, Inc.
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Karl J. Ege,                   Secretary and     Until removed    - Secretary and General Counsel, FRIC, RIF, FRIMCo,
 Born October 8, 1941           General Counsel   by Trustees        Frank Russell Trust Company and Russell Fund
                                since 1994                           Distributors, Inc.
 909 A Street                                                      - Director, Secretary and General Counsel, Frank
 Tacoma, Washington                                                  Russell Capital Inc.
 98402-1616                                                        - Director and Secretary, Russell 20-20 Association
--------------------------------------------------------------------------------------------------------------------------

 30  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                with Fund and         Term                        Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
 Mark D. Amberson,              Director of       Until removed    - Director of Short-Term Investment Funds, FRIC, RIF,
 Born July 20, 1960             Short-Term        by Trustees        FRIMCo and Frank Russell Trust Company
                                Investment Funds                   - From 1991 to 2001, Portfolio Manager, FRIC, RIF,
 909 A Street                   since 2001                           FRIMCo and Frank Russell Trust Company
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------

                              Disclosure of Information about Fund Directors  31

RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

--------------------------------------------------------------------------------

TRUSTEES
 Lynn L. Anderson, Chairman
 Paul E. Anderson
 Kristianne Blake
 Daniel P. Connealy
 Jonathan Fine
 Lee C. Gingrich
 Michael J.A. Phillips
 Raymond P. Tennison, Jr.
 Julie W. Weston

TRUSTEES EMERITUS
 George F. Russell, Jr.
 Paul Anton, PhD
 William E. Baxter
 Eleanor W. Palmer

OFFICERS
 Lynn L. Anderson, Chairman of the Board
 Leonard P. Brennan, President and Chief Executive Officer
 David Greenwald, Chief Compliance Officer
 Karl J. Ege, Secretary
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Thomas F. Hanly, Chief Investment Officer
 Randall P. Lert, Director of Investments
 Mark D. Amberson, Director of Short Term Investment Funds
 Melodie B. Zakaluk, Director, U.S. Operations
 Gregory J. Lyons, Assistant Secretary
 Mary Beth Rhoden, Assistant Secretary
 Margaret A. Foster, Assistant Secretary
 David Craig, Assistant Treasurer
 Sean P. DeLaat, Assistant Treasurer

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CONSULTANT
 Frank Russell Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Allan Forbes Building
 150 Newport Avenue AFB35
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) 787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
 PricewaterhouseCoopers LLP
 1420 5th Avenue
 Suite 1900
 Seattle, WA 98101

MONEY MANAGERS
 Lincoln Capital Fixed Income Management Company, Chicago, IL
 Lord, Abbett & Co. LLC, Jersey City, NJ
 MFS Institutional Advisors, Inc., Boston, MA

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

 32  Manager, Money Managers and Service Providers

                      (This page intentionally left blank)

(RUSSELL LOGO)

Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402
253-627-7001
800-787-7354
Fax: 253-591-3495
www.russell.com                                              36-08-155 (1 10/04)

ITEM 2. CODE OF ETHICS. [ANNUAL REPORT ONLY]

(a) As of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer ("Code").

(b) That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote:

      1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

      2) full, fair, accurate, timely and understandable disclosure in reports and documents that a registrant files with, or submits to, the Securities Exchange Commission ("SEC") and in other public communications made by each Mutual Fund;

      3) compliance with applicable laws and governmental rules and regulations;

      4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and

      5)    accountability for adherence to the Code.

(c) The Code was restated as of December 6, 2004; the restatement did not involve any material change.

(d) As of the end of the period covered by the report, there have been no waivers granted from a provision of the Code that applies to the registrant's principal executive officer and principal financial officer.

(e)   Not applicable.

(f) The registrant has filed with the Commission, pursuant to Item 11(a)(1), a copy of the Code that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. [ANNUAL REPORT ONLY]

Registrant's board of trustees has determined at a meeting held on May 19, 2003 that the Registrant has at least one audit committee financial expert serving on its audit committee. Daniel P. Connealy was determined to be the Audit Committee Financial Expert and is also determined to be "independent" for purposes of Item 3, paragraph (a)(2)(i) and (ii) of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. [ANNUAL REPORT ONLY]

AUDIT FEES

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:
2003 $695,233
2004 $687,269

AUDIT-RELATED FEES

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item and the nature of the services comprising those fees were as follows:

         Fees                                Nature of Services
         ----                                ------------------
2003   $110,460                Performance of agreed-upon procedures with respect to 04/30/03 semi-annual reports

2004   $42,500                 Performance of agreed-upon procedures with respect to 04/30/04 semi-annual reports

TAX FEES

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning and the nature of the services comprising the fees were as follows:

           Fees                  Nature of Services
           ----                  ------------------
2003     $455,220                   Tax services
2004     $408,951                   Tax services

ALL OTHER FEES

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item and the nature of the services comprising those fees were as follows:

          Fees                               Nature of Services
          ----                               ------------------
2003     $6,500                             Prospectus filing
2003     $12,000                            Preparation/filing Form N-14

2004     $18,789            Review excise reconciliations; funds merger analysis, review equalization calculations

(e) (1) Registrant's audit committee has adopted the following pre-approval policies and procedures for certain services provided by Registrant's accountants:

                        FRANK RUSSELL INVESTMENT COMPANY
                            RUSSELL INVESTMENT FUNDS
                AUDIT AND NON-AUDIT SERVICES PRE-APPROVAL POLICY
                          EFFECTIVE DATE: MAY 19, 2003
                       AS AMENDED THROUGH DECEMBER 7, 2004

I.    STATEMENT OF PURPOSE.

This Policy has been adopted by the Audit Committee (the "FRIC Audit Committee") of the Board of Trustees of Frank Russell Investment Company ("FRIC") and the Audit Committee (the "RIF Audit Committee") of the Russell Investment Funds ("RIF") to apply to any and all engagements of the independent auditor to FRIC and RIF, respectively for audit, non-audit, tax or other services. In the case of FRIC, the term "Audit Committee" as used in this Policy shall refer to the FRIC Audit Committee and the term "Fund" shall refer to FRIC. In the case of RIF, the term "Audit Committee" as used in this Policy shall refer to the RIF Audit Committee and the term "Fund" shall refer to RIF. The term "Investment Adviser" shall refer to Frank Russell Investment Management Company. This Policy does not delegate to management the responsibilities set forth herein for the pre-approval of services performed by the Funds' independent auditor.

II.   STATEMENT OF PRINCIPLES.

Under the Sarbanes-Oxley Act of 2002 (the "Act"), the Audit Committee of the Fund's Board of Trustees (the "Audit Committee") is charged with responsibility for the appointment, compensation and oversight of the work of the independent auditor for the Fund. As part of these responsibilities, the Audit Committee is required to pre-approve the audit services and permissible non-audit services ("non-audit services") performed by the independent auditor for the Fund to assure that the independence of the auditor is not in any way compromised or impaired. In determining whether an auditor is independent, there are three guiding principles under the Act that must be considered. In general, the independence of the auditor to the Fund would be deemed impaired if the auditor provides a service whereby it:

      - Functions in the role of management of the Fund, the adviser of the Fund or any other affiliate(1) of the Fund;

      -     Is in the position of auditing its own work; or

      - Serves in an advocacy role for the Fund, the adviser of the Fund or any other affiliate of the Fund.

----------

(1)For purposes of this Policy, an affiliate of the Funds is defined as the Funds' investment adviser (but not a sub-advisor whose role is primarily portfolio management and whose activities are overseen by the principal investment advisor), and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Funds.

Accordingly, it is the policy of the Fund that the independent auditor for the Fund must not be engaged to perform any service that contravenes any of the three guidelines set forth above, or which in any way could be deemed to impair or compromise the independence of the auditor for the Fund. This Policy is designed to accomplish those requirements and will henceforth be applied to all engagements by the Fund of its independent auditor, whether for audit, audit-related, tax, or other non-audit services.

Rules adopted by the United States Securities and Exchange Commission (the "SEC") establish two distinct approaches to the pre-approval of services by the Audit Committee. The proposed services either may receive general pre-approval through adoption by the Audit Committee of a list of authorized services for the Fund, together with a budget of expected costs for those services ("general pre-approval"), or specific pre-approval by the Audit Committee of all services provided to the Fund on a case-by-case basis ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches reflected in this Policy will result in an effective and efficient procedure for the pre-approval of permissible services performed by the Fund's independent audit. The appendices to this Policy list the audit, audit-related, tax and other services that have the general pre-approval of the Audit Committee. As set forth in this Policy, unless a particular service has received general pre-approval, those services will require specific pre-approval by the Audit Committee before any such services can be provided by the independent auditor. Any proposed service to the Fund that exceeds the pre-approved budget for those services will also require specific pre-approval by the appropriate Audit Committee.

In assessing whether a particular audit or non-audit service should be approved, the Audit Committee will take into account the ratio between the total amounts paid for audit, audit-related, tax and other services, based on historical patterns at the Fund, with a view toward assuring that the level of fees paid for non-audit services as they relate to the fees paid for audit services does not compromise or impair the independence of the auditor. The Audit Committee will review the list of general pre-approved services, including the pre-approved budget for those services, at least annually and more frequently if deemed appropriate by the Audit Committee, and may implement changes thereto from time to time.

III.  DELEGATION

As provided in the Act and in the SEC's rules, the Audit Committee from time to time may delegate either general or specific pre-approval authority to one or more of its members. Any member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

IV.   AUDIT SERVICES

The annual audit services engagement terms and fees for the independent auditor for the Fund require specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor in order to be able to form an opinion on the financial statements for the Fund for that year. These other procedures include reviews of information systems, procedural reviews and testing performed in order to understand and rely on the Fund's systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor's report on the report from management on financial reporting internal controls. The Audit Committee will review the audit services engagement as necessary or appropriate in the sole judgment of the Audit Committee.

In addition to the pre-approval by the Audit Committee of the annual engagement of the independent auditor to perform audit services, the Audit Committee may grant general pre-approval to other audit services, which are those services that only the independent auditor reasonably can provide. These may include statutory audits and services associated with the Fund's SEC registration statement on Form N-1A, periodic reports and documents filed with the SEC or other documents issued in connection with the Fund's securities offerings.

The Audit Committee has pre-approved the audit services set forth in Schedule A. All other audit services not listed in Schedule A must be specifically pre-approved by the Audit Committee.

V.    AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the financial statements for the Fund, or the separate financial statements for a series of the Fund that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of audit-related services does not compromise or impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant pre-approval to audit related services. "Audit related services" include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "audit services;" assistance with understanding and implementing new accounting and financial report or disclosure matters not classified as "audit services;" assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal reporting requirements under Form N-SAR and Form N-CSR.

The Audit Committee has pre-approved the audit-related services set forth in Schedule B. All other audit-related services not listed in Schedule B must be specifically pre-approved by the Audit Committee.

VI.   TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the Fund, such as tax compliance, tax planning and tax advice, without impairing the auditor's independence and the SEC has stated that the independent auditor may provide such services. Consequently, the Audit Committee believes that it may grant general pre-approval to those tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC's rules on auditor independence. However, the Audit Committee will not permit the retention of the independent auditor to provide tax advice in connection with any transaction recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported by the United States Internal Revenue Code and related regulations or the applicable tax statutes and regulations that apply to the Funds investments outside the United States. The Audit Committees will consult with the Treasurer of the Fund or outside counsel to determine that the Fund's tax planning and reporting positions are consistent with this policy. The Audit Committee has pre-approved the tax services set forth in Schedule C. All other tax services not listed in Schedule C must be specifically pre-approved by the Audit Committee.

VII.  ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes that it may grant general pre-approval to those permissible non-audit services classified as "all other" services that the Audit Committee believes are routine and recurring services, would not impair or compromise the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the permissible "all other services" set forth in Schedule D. Permissible "all other services" not listed in Schedule D must be specifically pre-approved by the Audit Committee.

A list of the SEC's prohibited non-audit services is attached to this Policy as Schedule E. The SEC's rules and relevant official interpretations and guidance should be consulted to determine the scope of these prohibited services and the applicability of any exceptions to certain of the prohibitions. Under no circumstance may an executive, manager or associate of the Fund, or the Investment Adviser, authorize the independent auditor for the Fund to provide prohibited non-audit services.

VIII. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-Approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee and shall be subject to periodic subsequent review during the year if deemed appropriate by the Audit

Committee. (Separate amounts may be specified for the Fund and for other affiliates in the investment company complex subject to pre-approval). Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee will be mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriateness of the ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for affiliates subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as "all other services" for the Fund (including any such services for affiliates subject to pre-approval by the Audit Committee).

IX.   PROCEDURES

All requests or applications for services to be provided by the independent auditor that do not require specific pre-approval by the Audit Committee will be submitted to the "FRIC Clearance Committee" (the "Clearance Committee") (which shall be comprised of not less than three members, including the Treasurer of the Fund who shall serve as its Chairperson) and must include a detailed description of the services to be rendered and the estimated costs of those services. The Clearance Committee will determine whether such services are included within the list of services that have received general pre-approval by the Audit Committee. The Audit Committee will be informed not less frequently than quarterly by the Chairperson of the Clearance Committee of any such services rendered by the independent auditor for the Fund and the fees paid to the independent auditors for such services.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Clearance Committee and must include a joint certification by the engagement partner of the independent auditor and the Chairperson of the Clearing Committee that, in their view, the request or application is consistent with the SEC's rules governing auditor independence.

The Internal Audit Department of Frank Russell Company, the parent company of FRIMCo, and the officers of FRIC and RIF will report to the Chairman of the Audit Committee any breach of this Policy that comes to the attention of the Internal Audit Department of Frank Russell Company or an officer of FRIC or RIF.

X.    ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work performed by the independent auditor and to assure the internal auditor's continuing independence from the Fund and its affiliates, including Frank Russell Company. Such efforts will include, but not be limited to, reviewing a written annual statement from the independent auditor delineating all relationships between the independent auditor and FRIC, RIF, Russell, and its subsidiaries and affiliates, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring its independence.

              SCHEDULES TO AUDIT AND NON-AUDIT SERVICE PRE-APPROVAL
                                     POLICY

                                   SCHEDULE A

                      FRIC/RIF PRE-APPROVED AUDIT SERVICES

FOR THE 2004 FISCAL YEAR(1):

                                                               RANGE OF FEES AND EXPENSES (NOT
                                                               TO EXCEED  THE AMOUNTS SPECIFIED
SERVICE                                                              BELOW FOR EACH FUND)
-----------------------------------------------------      ----------------------------------------
Annual audit of the financial statements for the 2004      Up to $950,000 for FRIC (PwC
fiscal years                                               quote is $931,081 which includes
                                                           out-of-pocket expenses of
                                                           $164,000);

                                                           Up to $130,000 for RIF (PwC
                                                           quote is $119,596 which includes
                                                           out-of-pocket expenses of
                                                           $20,000)

Audits of new series launched during the period            Up to $25,000 for each individual series
covered by the audit.

Other audit and special reports which                      Up to $25,000 in the aggregate for all
include, but are not limited to:                           funds and projects

      - Accounting and regulatory consultations and tax services required to perform an audit of the Funds in accordance with Generally
            Accepted Auditing Standards

      - All services relating to filings with the SEC under the 1933, 1934 or 1940 Acts, including the issuance of auditor's consents

---------------------
(1) Approved March 1, 2004 by the Audit Committee.

                                   SCHEDULE B

                  FRIC/RIF PRE-APPROVED AUDIT-RELATED SERVICES

FOR THE 2004 FISCAL YEAR:
SERVICE                                                                                    RANGE OF FEES
------------------------------------------------------------------------------     ---------------------------------
Examinations of Fund securities pursuant to Rule 17f-2 of the Investment           Included in audit fees
Company Act of 1940

Study and evaluation of Fund transfer agent's internal controls as required by     Up to $45,000 each fiscal year,
the SEC pursuant to Rule 17Ad-13 of the Securities Exchange Act of 1934            payable by the Investment Adviser

Consultations with the Investment Adviser or with individual Funds regarding       Up to $25,000 in the aggregate
Fund accounting, operational or regulatory implications of proposed or actual      each fiscal year
holdings, transactions, strategies or accounting pronouncements affecting existing or proposed Funds

Other audits, limited reviews, or services related to the operations of the        Up to $25,000 in the aggregate
Funds where the services are provided to the Funds in accordance with Auditing     each fiscal year
or Attestation Standards (e.g. certifications related to Irish withholding requirements and verifications under the Association for Investment Management and Research Performance Presentation Standards ("AIMR-PPS Standard")).

Performance of agreed-upon procedures with respect to semi-annual reports to       Up to $45,000 for FRIC (PwC
shareholders for the first six  months of fiscal 2004                              quote is $42,500 which includes $2,500
                                                                                   for out-of-pocket expenses); $0
                                                                                   for RIF

                                   SCHEDULE C

                           PRE-APPROVED TAX SERVICES

FOR THE 2004 TAX YEAR:
SERVICE                                                                                         RANGE OF FEES
--------------------------------------------------------------------------------    --------------------------------------
For services rendered with respect to the 2004 calendar or 2004 tax year (as        Up to $275,000 for FRIC (PwC quote is
specified below):                                                                   $258,806 which includes $12,315 for
                                                                                    out-of-pocket expenses);

Review (from the books and records of the Fund) and sign as preparer the U.S.       Up to  $40,000 for RIF (PwC quote is
Income Tax Return for Regulated Investment Companies, Form 1120-RIC for the         $37,324 which includes $3,393 for
Funds' tax years ending October 31, 2004 (FRIC except Real Estate Securities        out-of-pocket expenses)
Fund and Tax Exempt Bond Fund), November 30, 2004 (FRIC Real Estate Securities
Fund and Tax Exempt Bond Fund), and December 31, 2004 (RIF).

Review (from the books and records of the Fund) the Fund's calculations of net income, gains and required distributions for the excise year ending December
31, 2004, as prepared by Fund management.

Review the Return of Excise Tax on Undistributed Income of Regulated
Investment Companies, Form 8613, for the Fund for the excise year ending
December 31, 2004.

The independent auditor will also provide tax services necessary to respond to      Up to an aggregate of $25,000 for each
matters presented by Fund management on behalf of the Fund, or to matters the       fiscal year for all such projects,
independent auditor brings to the attention of the Fund management and for          such services and fees to be reviewed
which management agrees that the independent auditor should provide assistance      quarterly.
to the Fund. These services would include research, discussions, preparation of memoranda, correspondence with taxing authorities and attendance at meetings relating to such matters, as reasonably determined by Fund management to be necessary. The services would also include tax consultation with the
Fund's investment adviser related to the operations and investments of existing or proposed series. These services may include:

      - Services with respect to the Fund's compliance with the asset diversification and gross income tests so as to assure qualification as a regulated investment company under the tax laws (e.g. valuation of derivatives and the identification of issuers).

      -     Services related to determining the Fund's distributable


            income and gains (e.g. tax elections, defaulted bonds, redemptions in-kind and contributions in-kind).

      - Services related to shareholder tax issues (e.g. information reporting, shareholder subscriptions and redemptions).

      - Services related to state and foreign tax issues (e.g. capital gains tax in foreign countries).

      -     Services related to investments in securities and derivatives (e.g.
            new security types, corporate actions).

      -     Services related to proposed or actual financial transactions (e.g.
            start-up of new fund or portfolio, mergers or liquidations).

Perform necessary review and analysis to prepare requests for IRS ruling under      $3,000-$5,000 per fund
Section 481(a) for change in accounting method and prepare and submit such requests to the IRS.

Review of Indian tax issues for FRIC's Emerging Markets Fund                        $25,000

                                   SCHEDULE D

                         PRE-APPROVED ALL OTHER SERVICES

FOR THE 2004 CALENDAR YEAR:
SERVICE                                                                              RANGE OF FEES
------------------------------------------------------------------------------  -------------------------
Performance of agreed-upon procedures with respect to the  FRIC Russell         Up to $30,000 annually,
Multi-Manager Principal Protected Fund                                          payable by the Investment
                                                                                Adviser

Performance of agreed upon procedures with respect to the commission financing  Up to $20,000 annually,
for Class B shares of the FRIC Russell Multi-Manager Principal Protected Fund   payable by Russell Fund
                                                                                Distributors, Inc.

Performance of Fund-related financial, audit, regulatory or administration      Up to $10,000, annually
training services and seminars for Investment Advisor personnel                 payable by the Investment
                                                                                Advisor

Agreed upon procedures related to the requirement to perform                    Up to $25,000
an independent audit pursuant to Section 352 of the USA Patriot Act

Transfer Agent Fee Analysis                                                     Up to $20,000 (this
                                                                                amount includes
                                                                                expenses)

                                   SCHEDULE E

                          PROHIBITED NON-AUDIT SERVICES
                                  MAY 19, 2003

- Bookkeeping or other services relating to the accounting records or financial statements of the Funds

-     Financial information system design and implementation

- Appraisal or valuation services, fairness opinions or contribution-in-kind reports

-     Actuarial services

-     Internal audit outsourcing services

-     Management functions

-     Human resources services

-     Broker-dealer, investment adviser or investment banking services

-     Legal services

-     Expert services unrelated to the audit

                                   APPENDIX I

                                   SCHEDULE A

         FRIC/RIF PRE-APPROVED AUDIT SERVICES FOR THE FISCAL YEARS 2003

                                  MAY 19, 2003

                                                                                     RANGE OF FEES AND EXPENSES
                                                                                     (NOT TO EXCEED THE AMOUNTS
                                                                                      SPECIFIED BELOW FOR EACH
SERVICE                                                                                         FUND)
---------------------------------------------------------------------                --------------------------
                                                                                     Up to $900,000 for FRIC,
Annual audit of the financial statements                                             and up to $120,000 for RIF.

Audits of new series launched during the period covered by the audit.                Up to $25,000 for each
                                                                                     individual series

Other audit and special reports which include, but are not limited                   Up to $25,000 in the

to:                                                                                  aggregate for all funds
                                                                                     and projects

      - Accounting and regulatory consultations and tax services required to perform an audit of the Funds in accordance with Generally Accepted
            Auditing Standards

      - All services relating to filings with the SEC under the 1933, 1934 or 1940 Acts, including the issuance of auditor's consents

                                   SCHEDULE B

             FRIC/RIF PRE-APPROVED AUDIT-RELATED SERVICES FOR 2003
                                  MAY 19, 2003

SERVICE                                                                                RANGE OF FEES
-------                                                                                -------------
Examinations of Fund securities pursuant to Rule 17f-2 of the Investment Company     Included in audit fees
Act of 1940

Study and evaluation of Fund transfer agent's internal controls as required by the   Up to $40,000, payable by
SEC pursuant to Rule 17a-13 of the Securities Exchange Act of 1934                   the Investment Adviser

Consultations with the Investment Adviser or with individual Funds regarding Fund    Up to $25,000 in the
accounting, operational or regulatory implications of proposed or actual holdings,   aggregate each fiscal year
transactions, strategies or accounting pronouncements affecting existing or proposed Funds

Other audits, limited reviews, or services related to the operations of the Funds    Up to $25,000 in the
where the services are provided to the Funds in accordance with Auditing or          aggregate
Attestation Standards (e.g. certifications related to Irish withholding requirements and verifications under the Association for Investment Management and
Research Performance Presentation Standards ("AIMR-PPS Standard")).

Performance of agreed-upon procedures with respect to semi-annual reports to         Up to $120,000 for FRIC;
shareholders                                                                         $17,000 for RIF

                                   SCHEDULE C

                       PRE-APPROVED TAX SERVICES FOR 2003

                                  MAY 19, 2003

SERVICE                                                                                      RANGE OF FEES
--------------------------------------------------------------------------------     --------------------------
Review (from the books and records of the Fund) and sign                             Up to $265,000 and $40,000
as preparer the U.S. Income Tax Return for Regulated Investment Companies, Form      for FRIC and RIF
1120-RIC for the Funds' tax years ending October 31, 2003 (FRIC), [November 30,
2003], and December 31, 2003 (RIF)

Review (from the books and records of the Fund) the Fund's calculations of net income, gains and required distributions for the excise year ending December 31, 2003, as prepared by Fund management.

Review the Return of Excise Tax on Undistributed Income of Regulated Investment
Companies, Form 8613, for the Fund for the excise year ending December 31, 2003.

The independent auditor will also provide tax services necessary to respond to       Up to an aggregate of
matters presented by Fund management on behalf of the Fund, or to matters the        $25,000 for all such
independent auditor brings to the attention of the Fund management and for which     projects, such services
management agrees that the independent auditor should provide assistance to the      and fees to be reviewed
Fund. These services would include research, discussions, preparation of             quarterly.
memoranda, correspondence with taxing authorities and attendance at meetings relating to such matters, as reasonably determined by Fund management to be necessary. The services would also include tax consultation with the Fund's investment adviser related to the operations and investments of existing or proposed series. These services may include:

- Services with respect to the Fund's compliance with the asset diversification and gross income tests so as to assure qualification as a regulated investment company under the tax laws (e.g. valuation of derivatives and the identification of issuers).

-     Services related to determining the Fund's distributable income and gains
      (e.g. tax elections, defaulted bonds, redemptions in-kind and contributions in-kind).

- Services related to shareholder tax issues (e.g. information reporting, shareholder subscriptions and redemptions).

- Services related to state and foreign tax issues (e.g. capital gains tax in foreign countries).

- Services related to investments in securities and derivatives (e.g. new security types, corporate actions).

- Services related to proposed or actual financial transactions (e.g. start-up of new fund or portfolio, mergers or liquidations).

- Review and provide consultation on the preparation of Fiscal to Excise Reconciliation Calculations.

                                   SCHEDULE D

                 PRE-APPROVED ALL OTHER SERVICES FOR FISCAL 2003

                                  MAY 19, 2003

SERVICE                                                                                  RANGE OF FEES
--------------------------------------------------------------------------------  ----------------------------
Performance of agreed-upon procedures with respect to the  FRIC Russell           Up to $30,000, payable by
Multi-Manager Principal Protected Fund                                            the Investment Adviser

Performance of agreed upon procedures with respect to the commission financing    Up to $[to be provided at
for Class B shares of the FRIC Russell Multi-Manager Principal Protected Fund     the Audit Committee
                                                                                  Meeting], payable by Russell
                                                                                  Fund Distributors, Inc.

                                   SCHEDULE E

                          PROHIBITED NON-AUDIT SERVICES
                                  MAY 19, 2003

- Bookkeeping or other services relating to the accounting records or financial statements of the Funds

-     Financial information system design and implementation

- Appraisal or valuation services, fairness opinions or contribution-in-kind reports

-     Actuarial services

-     Internal audit outsourcing services

-     Management functions

-     Human resources services

-     Broker-dealer, investment adviser or investment banking services

-     Legal services

-     Expert services unrelated to the audit

(e) (2) The percentage of services described in each of paragraphs (b) through
(d) of this Item that were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X is as follows

AUDIT FEES                                  100%
AUDIT-RELATED FEES                          100%
TAX FEES                                    100%
ALL OTHER FEES                              100%

(f) For services, 50 percent or more of which were pre-approved, the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was 0%.

(g) The aggregate non-audit fees billed by registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:
2003  $133,568
2004  $114,012

(h) The registrant's audit committee of the board of trustees has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEMS 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

[NOT APPLICABLE]

ITEM 6. [INCLUDED IN ITEM 1]

ITEMS 7-8. [NOT APPLICABLE]

ITEM  9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

ITEM 10. CONTROLS AND PROCEDURES

      (a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

      (b) There were no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant's internal control over financial reporting.

ITEM 11. EXHIBIT LIST

      (a) Registrant's code of ethics described in Item 2.

      (b) Certification for principal executive officer of Registrant as required by Rule 30a-2 under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2 under the Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANK RUSSELL INVESTMENT COMPANY

By: /s/ Greg J. Stark
    -----------------------------
      Greg J. Stark
      Principal Executive Officer and Chief Executive Officer

Date: January 4, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Greg J. Stark
    -----------------------------
     Greg J. Stark
     Principal Executive Officer and Chief Executive Officer

Date: January 4, 2005

By: /s/ Mark E. Swanson
    -----------------------------
      Mark E. Swanson
      Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: January 4, 2005